UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877- 4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Equity-Related Strategy Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—Long Duration Strategy Funds

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Asset Allocation Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO RealRetirement® 2015 Fund

PIMCO RealRetirement® 2020 Fund

PIMCO RealRetirement® 2025 Fund

PIMCO RealRetirement® 2030 Fund

PIMCO RealRetirement® 2035 Fund

PIMCO RealRetirement® 2040 Fund

PIMCO RealRetirement® 2045 Fund

PIMCO RealRetirement® 2050 Fund

PIMCO RealRetirement® Income and Distribution Fund

PIMCO Global Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Benchmark Descriptions		21
Financial Highlights		24
Statements of Assets and Liabilities		40
Consolidated Statement of Assets and Liabilities		44
Statements of Operations		46
Consolidated Statement of Operations		48
Statements of Changes in Net Assets		49
Consolidated Statements of Changes in Net Assets		52
Statement of Cash Flows		53
Notes to Financial Statements		113
Glossary		143
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		144

Fund	Fund Summary	Schedule of Investments

PIMCO All Asset Fund	6	54
PIMCO All Asset All Authority Fund	7	56
PIMCO RealRetirement® 2015 Fund	8	58
PIMCO RealRetirement® 2020 Fund	9	62
PIMCO RealRetirement® 2025 Fund	10	67
PIMCO RealRetirement® 2030 Fund	11	72
PIMCO RealRetirement® 2035 Fund	12	77
PIMCO RealRetirement® 2040 Fund	13	82
PIMCO RealRetirement® 2045 Fund	14	87
PIMCO RealRetirement® 2050 Fund	15	91
PIMCO RealRetirement® Income and Distribution Fund*	16	96
PIMCO Global Multi-Asset Fund	17	101

* Prior to January 18, 2012, the Fund’s name was PIMCO RealRetirement® 2010 Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO ASSET ALLOCATION FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, Underlying PIMCO Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Multi-Asset Fund (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO RealRetirement® Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO RealRetirement® Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the PIMCO RealRetirement® Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO RealRetirement® Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO RealRetirement® Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO RealRetirement® Fund’s name.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at

4	PIMCO ASSET ALLOCATION FUNDS

the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	04/30/03	04/30/03	01/31/06
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	—	07/29/05	—
PIMCO RealRetirement® 2015 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	—	06/30/11	06/30/11
PIMCO RealRetirement® 2020 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	—	07/31/08	07/31/08
PIMCO RealRetirement® 2025 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	—	06/30/11	06/30/11
PIMCO RealRetirement® 2030 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	—	07/31/08	07/31/08
PIMCO RealRetirement® 2035 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	—	06/30/11	06/30/11
PIMCO RealRetirement® 2040 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	—	07/31/08	07/31/08
PIMCO RealRetirement® 2045 Fund	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	—	02/29/12	02/29/12
PIMCO RealRetirement® 2050 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	—	07/31/08	07/31/08
PIMCO RealRetirement® Income and Distribution Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	—	07/31/08	07/31/08
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	10/14/11	10/29/08	10/29/08	—	10/29/08	10/29/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO All Asset Fund

Institutional Class - PAAIX Class P - PALPX Administrative Class - PAALX	Class A - PASAX Class B - PASBX Class C - PASCX
Class D - PASDX	Class R - PATRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10.0%
PIMCO Income Fund	8.8%
PIMCO High Yield Fund	8.1%
PIMCO Emerging Markets Currency Fund	8.0%
PIMCO Emerging Local Bond Fund	7.9%
PIMCO Floating Income Fund	6.7%
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	5.4%
PIMCO CommoditiesPLUS® Strategy Fund	5.4%
Other	39.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	5.73%	17.11%	6.66%	8.58%	9.01%
PIMCO All Asset Fund Class P	5.67%	16.89%	6.57%	8.48%	8.91%
PIMCO All Asset Fund Administrative Class	5.57%	16.72%	6.39%	8.31%	8.75%
PIMCO All Asset Fund Class D	5.50%	16.50%	6.18%	8.01%	8.44%
PIMCO All Asset Fund Class A	5.42%	16.38%	6.03%	7.93%	8.36%
PIMCO All Asset Fund Class A (adjusted)	1.47%	12.01%	5.22%	7.52%	7.96%
PIMCO All Asset Fund Class B	5.03%	15.63%	5.25%	7.29%	7.73%
PIMCO All Asset Fund Class B (adjusted)	1.53%	12.13%	5.17%	7.29%	7.73%
PIMCO All Asset Fund Class C	4.99%	15.52%	5.25%	7.12%	7.55%
PIMCO All Asset Fund Class C (adjusted)	3.99%	14.52%	5.25%	7.12%	7.55%
PIMCO All Asset Fund Class R	5.32%	16.21%	5.76%	7.64%	8.07%
Barclays U.S. TIPS: 1-10 Year Index	3.07%	6.33%	6.56%	5.71%	6.11%
Consumer Price Index + 500 Basis Points	3.46%	7.00%	7.10%	7.50%	7.50%
Lipper Flexible Portfolio Funds Average	1.58%	13.14%	1.96%	7.55%	6.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.965% for Institutional Class shares, 1.065% for Class P shares, 1.215% for Administrative Class shares, 1.365% for Class D shares, 1.465% for Class A shares, 2.215% for Class B shares, 2.215% for Class C shares, and 1.715% for Class R shares.

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to locally-denominated and U.S. dollar-denominated emerging market bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, added to returns as locally-denominated and U.S. dollar-denominated emerging market bonds gained value during the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, benefited returns as the commodity markets rose during the reporting period.

»

Exposure to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO EM Fundamental IndexPLUS® TR Strategy Fund added to returns as these Underlying PIMCO Funds posted positive performance for the reporting period.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO All Asset All Authority Fund

Institutional Class - PAUIX	Class A - PAUAX
Class P - PAUPX	Class C - PAUCX
Class D - PAUDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® TR Short Strategy Fund	9.8%
PIMCO High Yield Fund	8.8%
PIMCO Emerging Markets Currency Fund	8.4%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	6.0%
PIMCO CommoditiesPLUS® Strategy Fund	5.3%
PIMCO Income Fund	5.1%
PIMCO Emerging Markets Bond Fund	5.1%
Other	44.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	6.67%	19.63%	8.16%	8.37%
PIMCO All Asset All Authority Fund Class P	6.62%	19.41%	8.06%	8.19%
PIMCO All Asset All Authority Fund Class D	6.37%	19.08%	7.67%	7.79%
PIMCO All Asset All Authority Fund Class A	6.42%	19.06%	7.55%	7.74%
PIMCO All Asset All Authority Fund Class A (adjusted)	0.57%	12.51%	6.73%	7.27%
PIMCO All Asset All Authority Fund Class C	6.01%	18.22%	6.76%	6.93%
PIMCO All Asset All Authority Fund Class C (adjusted)	5.01%	17.22%	6.76%	6.93%
S&P 500 Index	3.43%	30.20%	1.05%	5.73%
Consumer Price Index + 650 Basis Points	4.18%	8.50%	8.60%	9.04%
Lipper Flexible Portfolio Funds Average	1.58%	13.14%	1.96%	5.84%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.68% for Institutional Class shares, 1.78% for Class P shares, 2.08% for Class D shares, 2.13% for Class A shares, and 2.88% for Class C shares.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to locally-denominated and U.S. dollar-denominated emerging market bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, added to returns as locally-denominated and U.S. dollar-denominated emerging market bonds gained value during the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund and PIMCO Investment Grade Corporate Bond Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, benefited returns as the commodity markets rose during the reporting period.

»

Exposure to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO EM Fundamental IndexPLUS® TR Strategy Fund added to returns as these Underlying PIMCO Funds posted positive performance for the reporting period.

»	A short exposure to U.S. equities, via the PIMCO StockPLUS® TR Short Strategy Fund, detracted from returns as the U.S. equity market gained value during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO RealRetirement® 2015 Fund

Institutional Class - PTNIX	Class A - PTNYX
Class P - PTNQX	Class C - PTNWX
Administrative Class - PTNNX	Class R - PTNSX
Class D - PTNUX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO Total Return Fund	25.7%
PIMCO Real Return Fund	19.7%
PIMCO Low Duration Fund	9.9%
PIMCO StocksPLUS® Fund	7.9%
Other	36.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2015 Fund Institutional Class	5.33%	10.83%	5.69%
PIMCO RealRetirement® 2015 Fund Class P	5.31%	10.76%	5.62%
PIMCO RealRetirement® 2015 Fund Administrative Class	5.22%	10.45%	5.40%
PIMCO RealRetirement® 2015 Fund Class D	5.08%	10.36%	5.24%
PIMCO RealRetirement® 2015 Fund Class A	5.12%	10.31%	5.30%
PIMCO RealRetirement® 2015 Fund Class A (adjusted)	-0.67%	4.28%	0.66%
PIMCO RealRetirement® 2015 Fund Class C	4.65%	9.40%	4.42%
PIMCO RealRetirement® 2015 Fund Class C (adjusted)	3.65%	8.40%	4.42%
PIMCO RealRetirement® 2015 Fund Class R	4.92%	9.88%	4.88%
Dow Jones Real Return 2015 IndexSM	4.06%	11.53%	7.16%
Lipper Mixed-Asset Target 2015 Funds Average	2.46%	14.36%	3.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.19% for Institutional Class shares, 1.29% for Class P shares, 1.44% for Administrative Class shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2015 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An overweight to real estate during the first half of the reporting period contributed to performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Class P - PTYPX	Class C - PTYCX
Administrative Class - PFNAX	Class R - PTYRX
Class D - PTYDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO Total Return Fund	24.0%
PIMCO Real Return Fund	18.2%
PIMCO StocksPLUS® Fund	10.7%
PIMCO CommoditiesPLUS® Strategy Fund	5.4%
Other	41.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2020 Fund Institutional Class	5.16%	11.38%	4.53%
PIMCO RealRetirement® 2020 Fund Class P	5.01%	11.30%	4.44%
PIMCO RealRetirement® 2020 Fund Administrative Class	5.06%	11.22%	4.30%
PIMCO RealRetirement® 2020 Fund Class D	4.87%	10.96%	3.96%
PIMCO RealRetirement® 2020 Fund Class A	4.77%	10.89%	3.91%
PIMCO RealRetirement® 2020 Fund Class A (adjusted)	-0.95%	4.77%	2.61%
PIMCO RealRetirement® 2020 Fund Class C	4.49%	10.05%	3.19%
PIMCO RealRetirement® 2020 Fund Class C (adjusted)	3.49%	9.05%	3.19%
PIMCO RealRetirement® 2020 Fund Class R	4.80%	10.74%	3.71%
Dow Jones Real Return 2020 IndexSM	3.85%	11.94%	4.70%
Lipper Mixed-Asset Target 2020 Funds Average	2.58%	16.56%	3.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.20% for Institutional Class shares, 1.30% for Class P shares, 1.45% for Administrative Class shares, 1.70% for Class D shares, 1.70% for Class A shares, 2.45% for Class C shares, and 1.95% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An overweight to real estate during the first half of the reporting period contributed to performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO RealRetirement® 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Class P - PENPX	Class C - PENWX
Administrative Class - PENMX	Class R - PENRX
Class D - PENDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO Total Return Fund	16.9%
PIMCO Real Return Fund	13.9%
PIMCO StocksPLUS® Fund	13.0%
PIMCO CommoditiesPLUS® Strategy Fund	8.0%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5.2%
Other	36.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2025 Fund Institutional Class	4.82%	13.45%	4.83%
PIMCO RealRetirement® 2025 Fund Class P	4.80%	13.38%	4.75%
PIMCO RealRetirement® 2025 Fund Administrative Class	4.70%	13.05%	4.53%
PIMCO RealRetirement® 2025 Fund Class D	4.72%	12.97%	4.38%
PIMCO RealRetirement® 2025 Fund Class A	4.64%	12.95%	4.36%
PIMCO RealRetirement® 2025 Fund Class A (adjusted)	-1.08%	6.78%	-0.23%
PIMCO RealRetirement® 2025 Fund Class C	4.24%	12.10%	3.56%
PIMCO RealRetirement® 2025 Fund Class C (adjusted)	3.24%	11.10%	3.56%
PIMCO RealRetirement® 2025 Fund Class R	4.46%	12.63%	4.04%
Dow Jones Real Return 2025 IndexSM	3.56%	12.73%	5.66%
Lipper Mixed-Asset Target 2025 Funds Average	2.17%	18.64%	3.36%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.25% for Institutional Class shares, 1.35% for Class P shares, 1.50% for Administrative Class shares, 1.75% for Class D shares, 1.75% for Class A shares, 2.50% for Class C shares, and 2.00% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An overweight to real estate during the first half of the reporting period contributed to performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Class P - PEHPX	Class C - PEHCX
Administrative Class - PNLAX	Class R - PEHRX
Class D - PEHDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	16.0%
PIMCO Total Return Fund	11.8%
PIMCO Real Return Fund	9.9%
PIMCO CommoditiesPLUS® Strategy Fund	9.4%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7.6%
PIMCO RealEstateRealReturn Strategy Fund	7.0%
PIMCO Small Cap StocksPLUS® TR Fund	6.8%
Other	31.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2030 Fund Institutional Class	5.17%	12.91%	3.65%
PIMCO RealRetirement® 2030 Fund Class P	5.15%	12.84%	3.57%
PIMCO RealRetirement® 2030 Fund Administrative Class	4.91%	12.56%	3.39%
PIMCO RealRetirement® 2030 Fund Class D	4.89%	12.25%	3.05%
PIMCO RealRetirement® 2030 Fund Class A	4.92%	12.29%	3.05%
PIMCO RealRetirement® 2030 Fund Class A (adjusted)	-0.80%	6.07%	1.77%
PIMCO RealRetirement® 2030 Fund Class C	4.45%	11.41%	2.31%
PIMCO RealRetirement® 2030 Fund Class C (adjusted)	3.45%	10.41%	2.31%
PIMCO RealRetirement® 2030 Fund Class R	4.73%	12.01%	2.80%
Dow Jones Real Return 2030 IndexSM	3.19%	13.91%	3.42%
Lipper Mixed-Asset Target 2030 Funds Average	2.10%	19.81%	2.48%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.26% for Institutional Class shares, 1.36% for Class P shares, 1.51% for Administrative Class shares, 1.76% for Class D shares, 1.76% for Class A shares, 2.51% for Class C shares, and 2.01% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to real estate during most of the reporting period detracted from performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO RealRetirement® 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Class P - PIVPX	Class C - PIVWX
Administrative Class - PIVNX	Class R - PIVSX
Class D - PIVDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	19.6%
PIMCO CommoditiesPLUS® Strategy Fund	11.4%
PIMCO Small Cap StocksPLUS® TR Fund	9.6%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	8.2%
PIMCO Real Return Fund	6.0%
Vanguard MSCI Emerging Markets ETF	5.7%
PIMCO Total Return Fund	5.6%
Other	25.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2035 Fund Institutional Class	5.45%	15.87%	4.51%
PIMCO RealRetirement® 2035 Fund Class P	5.32%	15.68%	4.35%
PIMCO RealRetirement® 2035 Fund Administrative Class	5.21%	15.56%	4.19%
PIMCO RealRetirement® 2035 Fund Class D	5.13%	15.33%	3.93%
PIMCO RealRetirement® 2035 Fund Class A	5.14%	15.44%	4.01%
PIMCO RealRetirement® 2035 Fund Class A (adjusted)	-0.62%	9.09%	-0.57%
PIMCO RealRetirement® 2035 Fund Class C	4.72%	14.39%	3.16%
PIMCO RealRetirement® 2035 Fund Class C (adjusted)	3.72%	13.39%	3.16%
PIMCO RealRetirement® 2035 Fund Class R	4.96%	15.07%	3.75%
Dow Jones Real Return 2035 IndexSM	2.81%	14.25%	2.51%
Lipper Mixed-Asset Target 2035 Funds Average	1.73%	21.35%	2.81%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.31% for Institutional Class shares, 1.41% for Class P shares, 1.56% for Administrative Class shares, 1.81% for Class D shares, 1.81% for Class A shares, 2.56% for Class C shares, and 2.06% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to high yield securities during the reporting period detracted from performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Class P - POFPX	Class C - POFCX
Administrative Class - PEOAX	Class R - POFRX
Class D - POFDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	22.1%
PIMCO CommoditiesPLUS® Strategy Fund	12.6%
PIMCO Small Cap StocksPLUS® TR Fund	10.4%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9.7%
PIMCO RealEstateRealReturn Strategy Fund	9.2%
Vanguard MSCI Emerging Markets ETF	7.1%
Other	28.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2040 Fund Institutional Class	5.80%	16.06%	4.13%
PIMCO RealRetirement® 2040 Fund Class P	5.77%	15.99%	4.39%
PIMCO RealRetirement® 2040 Fund Administrative Class	5.64%	15.86%	3.88%
PIMCO RealRetirement® 2040 Fund Class D	5.38%	15.61%	3.54%
PIMCO RealRetirement® 2040 Fund Class A	5.53%	15.61%	3.55%
PIMCO RealRetirement® 2040 Fund Class A (adjusted)	-0.25%	9.22%	2.26%
PIMCO RealRetirement® 2040 Fund Class C	5.11%	14.71%	2.79%
PIMCO RealRetirement® 2040 Fund Class C (adjusted)	4.11%	13.71%	2.79%
PIMCO RealRetirement® 2040 Fund Class R	5.29%	15.23%	3.30%
Dow Jones Real Return 2040 IndexSM	2.51%	16.62%	2.07%
Lipper Mixed-Asset Target 2040 Funds Average	1.71%	21.62%	2.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.35% for Institutional Class shares, 1.45% for Class P shares, 1.60% for Administrative Class shares, 1.85% for Class D shares, 1.85% for Class A shares, 2.60% for Class C shares, and 2.10% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to high yield securities during the reporting period detracted from performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO RealRetirement® 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Class P - PFZPX	Class C - PFZCX
Administrative Class - PFZMX	Class R - PFZRX
Class D - PFZDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	22.3%
PIMCO CommoditiesPLUS® Strategy Fund	13.6%
PIMCO RealEstateRealReturn Strategy Fund	10.8%
PIMCO Small Cap StocksPLUS® TR Fund	10.6%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10.2%
Vanguard MSCI Emerging Markets ETF	7.1%
Other	25.4%
‡	% of Total Investments as of 09/30/12

Cumulative Total Return for the period ended September 30, 2012
	6 Months	Fund Inception (02/29/12)
PIMCO RealRetirement® 2045 Fund Institutional Class	5.96%	5.85%
PIMCO RealRetirement® 2045 Fund Class P	5.92%	5.82%
PIMCO RealRetirement® 2045 Fund Administrative Class	5.79%	5.68%
PIMCO RealRetirement® 2045 Fund Class D	5.68%	5.58%
PIMCO RealRetirement® 2045 Fund Class A	5.77%	5.67%
PIMCO RealRetirement® 2045 Fund Class A (adjusted)	-0.03%	-0.12%
PIMCO RealRetirement® 2045 Fund Class C	5.39%	5.18%
PIMCO RealRetirement® 2045 Fund Class C (adjusted)	4.39%	4.18%
PIMCO RealRetirement® 2045 Fund Class R	5.63%	5.41%
Dow Jones Real Return 2045 IndexSM	2.28%	2.44%
Lipper Mixed-Asset Target 2045 Funds Average	1.54%	2.93%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.38% for Institutional Class shares, 1.48% for Class P shares, 1.63% for Administrative Class shares, 1.88% for Class D shares, 1.88% for Class A shares, 2.63% for Class C shares, and 2.13% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to high yield securities during the reporting period detracted from performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»	An overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Class P - PFYPX	Class C - PFYCX
Administrative Class - POTAX	Class R - PFYRX
Class D - PFYDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	22.2%
PIMCO CommoditiesPLUS® Strategy Fund	14.6%
PIMCO RealEstateRealReturn Strategy Fund	10.6%
PIMCO Small Cap StocksPLUS® TR Fund	10.3%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10.1%
Vanguard MSCI Emerging Markets ETF	7.2%
Other	25.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® 2050 Fund Institutional Class	6.01%	16.92%	4.18%
PIMCO RealRetirement® 2050 Fund Class P	5.85%	16.69%	4.44%
PIMCO RealRetirement® 2050 Fund Administrative Class	5.89%	16.46%	3.90%
PIMCO RealRetirement® 2050 Fund Class D	5.75%	16.34%	3.57%
PIMCO RealRetirement® 2050 Fund Class A	5.72%	16.34%	3.59%
PIMCO RealRetirement® 2050 Fund Class A (adjusted)	-0.05%	9.90%	2.30%
PIMCO RealRetirement® 2050 Fund Class C	5.27%	15.47%	2.81%
PIMCO RealRetirement® 2050 Fund Class C (adjusted)	4.27%	14.47%	2.81%
PIMCO RealRetirement® 2050 Fund Class R	5.59%	16.08%	3.36%
Dow Jones Real Return 40+ IndexSM	2.10%	18.37%	1.51%
Lipper Mixed-Asset Target 2050+ Funds Average	1.55%	22.50%	2.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.37% for Institutional Class shares, 1.47% for Class P shares, 1.62% for Administrative Class shares, 1.87% for Class D shares, 1.87% for Class A shares, 2.62% for Class C shares, and 2.12% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to high yield securities during the reporting period detracted from performance as the asset class posted positive returns.

»	An underweight to emerging market equities during the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»	An overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

PIMCO RealRetirement® Income and Distribution Fund

Institutional Class - PRIEX	Class A - PTNAX
Class P - PTNPX	Class C - PTNCX
Administrative Class - PRNAX	Class R - PTNRX
Class D - PTNDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

PIMCO Total Return Fund	27.4%
PIMCO Real Return Fund	20.0%
PIMCO Low Duration Fund	10.1%
PIMCO StocksPLUS® Fund	6.3%
Other	36.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/08)
PIMCO RealRetirement® Income and Distribution Fund Institutional Class	5.72%	10.47%	5.70%
PIMCO RealRetirement® Income and Distribution Fund Class P	5.70%	10.43%	5.61%
PIMCO RealRetirement® Income and Distribution Fund Administrative Class	5.62%	10.18%	5.43%
PIMCO RealRetirement® Income and Distribution Fund Class D	5.47%	9.98%	5.11%
PIMCO RealRetirement® Income and Distribution Fund Class A	5.48%	10.00%	5.13%
PIMCO RealRetirement® Income and Distribution Fund Class A (adjusted)	-0.28%	3.90%	3.82%
PIMCO RealRetirement® Income and Distribution Fund Class C	5.03%	9.15%	4.35%
PIMCO RealRetirement® Income and Distribution Fund Class C (adjusted)	4.03%	8.15%	4.35%
PIMCO RealRetirement® Income and Distribution Fund Class R	5.38%	9.65%	4.84%
Dow Jones Real Return Today IndexSM	4.17%	11.40%	5.29%
Dow Jones Real Return 2010 IndexSM	4.17%	11.41%	5.25%	**
Lipper Mixed-Asset Target Today Funds Average	3.18%	11.30%	4.54%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to January 18, 2012, the Fund’s primary benchmark was the Dow Jones Real Return 2010 IndexSM.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.19% for Institutional Class shares, 1.29% for Class P shares, 1.44% for Administrative Class shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® Income and Distribution Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities.

»	An overweight to large market capitalization U.S. equities benefited performance as the returns of this market were positive over the reporting period.

»	An underweight to small market capitalization U.S. equities detracted from performance as the returns of this market were positive over the reporting period.

»	An underweight to emerging market equities during most of the reporting period contributed to returns as the asset class posted negative returns.

»	An underweight to emerging market bonds detracted from performance as the asset class posted positive returns over the reporting period.

»

An underweight to inflation-linked bonds detracted from performance as the asset class posted positive returns during the reporting period. However, an overweight to longer-maturity inflation-linked bonds (ten+ years) added to performance as longer-maturity inflation-linked bonds posted strong returns.

16	PIMCO ASSET ALLOCATION FUNDS

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class A - PGMAX
Class P - PGAPX	Class C - PGMCX
Administrative - PGAAX	Class R - PGMRX
Class D - PGMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Mutual Funds	45.3%
Exchange-Traded Funds	25.8%
U.S. Government Agencies	11.5%
Sovereign Issues	7.0%
Short-Term Instruments	4.5%
Other	5.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	2.32%	10.35%	9.74%
PIMCO Global Multi-Asset Fund Class P	2.37%	10.20%	9.65%
PIMCO Global Multi-Asset Fund Administrative Class	2.32%	10.11%	9.40%
PIMCO Global Multi-Asset Fund Class D	2.11%	9.68%	9.14%
PIMCO Global Multi-Asset Fund Class A	2.01%	9.58%	9.12%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-3.63%	3.57%	8.06%
PIMCO Global Multi-Asset Fund Class C	1.71%	8.82%	8.34%
PIMCO Global Multi-Asset Fund Class C (adjusted)	0.71%	7.82%	8.34%
PIMCO Global Multi-Asset Fund Class R	1.96%	9.41%	8.85%
MSCI World Index	1.30%	21.59%	11.83%
60% MSCI World Index/40% Barclays U.S. Aggregate Index	2.42%	15.12%	10.74%
Lipper Global Flexible Portfolio Funds Average	1.28%	12.80%	9.95%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Funds’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.46% for Institutional Class shares, 1.56% for Class P shares, for 1.71% Administrative Class Shares, 2.06% for Class D shares 2.06%, for Class A shares, 2.81% for Class C shares, and 2.31% for Class R shares.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An allocation to emerging market equities detracted from relative performance as the MSCI Emerging Markets Index declined 1.84% over the reporting period, underperforming global developed equities.

»	An underweight allocation to global developed market equities detracted from relative performance as developed market equities posted positive returns over the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) benefited relative performance as the ten-year U.S. Treasury yield decreased over the reporting period.

»	An allocation to commodities, particularly gold, benefited performance as gold rallied over the reporting period which offset losses from an allocation to oil.

»

An allocation to U.S. dollar-denominated emerging market debt, including sovereigns and corporates, contributed to performance, as the JPMorgan Government Bond Index-Emerging Markets Global Diversified Composite and the JPMorgan Corporate Emerging Market Bond Index Diversified, respectively, rallied during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index rallied during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO All Asset Fund
Institutional Class	$1,000.00	$1,057.30	$0.75	$1,000.00	$1,024.34	$0.74	0.145%
Class P	1,000.00	1,056.70	1.26	1,000.00	1,023.84	1.24	0.245
Administrative Class	1,000.00	1,055.70	2.04	1,000.00	1,023.09	2.00	0.395
Class D	1,000.00	1,055.00	2.81	1,000.00	1,022.34	2.76	0.545
Class A	1,000.00	1,054.20	3.32	1,000.00	1,021.83	3.27	0.645
Class B	1,000.00	1,050.30	7.17	1,000.00	1,018.07	7.06	1.395
Class C	1,000.00	1,049.90	7.17	1,000.00	1,018.07	7.06	1.395
Class R	1,000.00	1,053.20	4.61	1,000.00	1,020.58	4.53	0.895
PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$1,066.70	$4.14	$1,000.00	$1,021.06	$4.05	0.80%
Class P	1,000.00	1,066.20	4.66	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	1,063.70	6.21	1,000.00	1,019.05	6.07	1.20
Class A	1,000.00	1,064.20	6.47	1,000.00	1,018.80	6.33	1.25
Class C	1,000.00	1,060.10	10.33	1,000.00	1,015.04	10.10	2.00

18	PIMCO ASSET ALLOCATION FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO RealRetirement® 2015 Fund
Institutional Class	$1,000.00	$1,053.30	$1.29	$1,000.00	$1,023.82	$1.27	0.25%
Class P	1,000.00	1,053.10	1.80	1,000.00	1,023.31	1.78	0.35
Administrative Class	1,000.00	1,052.20	2.57	1,000.00	1,022.56	2.54	0.50
Class D	1,000.00	1,050.80	3.86	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,051.20	3.86	1,000.00	1,021.31	3.80	0.75
Class C	1,000.00	1,046.50	7.70	1,000.00	1,017.55	7.59	1.50
Class R	1,000.00	1,049.20	5.14	1,000.00	1,020.05	5.06	1.00
PIMCO RealRetirement® 2020 Fund
Institutional Class	$1,000.00	$1,051.60	$1.23	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	1,050.10	1.75	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	1,050.60	2.52	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,048.70	3.80	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	1,047.70	3.80	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	1,044.90	7.64	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	1,048.00	5.08	1,000.00	1,020.10	5.01	0.99
PIMCO RealRetirement® 2025 Fund
Institutional Class	$1,000.00	$1,048.20	$1.13	$1,000.00	$1,023.97	$1.12	0.22%
Class P	1,000.00	1,048.00	1.64	1,000.00	1,023.46	1.62	0.32
Administrative Class	1,000.00	1,047.00	2.41	1,000.00	1,022.71	2.38	0.47
Class D	1,000.00	1,047.20	3.70	1,000.00	1,021.46	3.65	0.72
Class A	1,000.00	1,046.40	3.69	1,000.00	1,021.46	3.65	0.72
Class C	1,000.00	1,042.40	7.53	1,000.00	1,017.70	7.44	1.47
Class R	1,000.00	1,044.60	4.97	1,000.00	1,020.21	4.91	0.97
PIMCO RealRetirement® 2030 Fund
Institutional Class	$1,000.00	$1,051.70	$1.23	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	1,051.50	1.75	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	1,049.10	2.52	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,048.90	3.80	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	1,049.20	3.80	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	1,044.50	7.64	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	1,047.30	5.08	1,000.00	1,020.10	5.01	0.99
PIMCO RealRetirement® 2035 Fund
Institutional Class	$1,000.00	$1,054.50	$1.24	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	1,053.20	1.75	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	1,052.10	2.52	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,051.30	3.81	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	1,051.40	3.81	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	1,047.20	7.65	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	1,049.60	5.09	1,000.00	1,020.10	5.01	0.99
PIMCO RealRetirement® 2040 Fund
Institutional Class	$1,000.00	$1,058.00	$1.50	$1,000.00	$1,023.61	$1.47	0.29%
Class P	1,000.00	1,057.70	2.01	1,000.00	1,023.11	1.98	0.39
Administrative Class	1,000.00	1,056.40	2.78	1,000.00	1,022.36	2.74	0.54
Class D	1,000.00	1,053.80	4.07	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,055.30	4.07	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	1,051.10	7.92	1,000.00	1,017.35	7.79	1.54
Class R	1,000.00	1,052.90	5.35	1,000.00	1,019.85	5.27	1.04

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO RealRetirement® 2045 Fund
Institutional Class	$1,000.00	$1,059.60	$1.29	$1,000.00	$1,023.82	$1.27	0.25%
Class P	1,000.00	1,059.20	1.81	1,000.00	1,023.31	1.78	0.35
Administrative Class	1,000.00	1,057.90	2.58	1,000.00	1,022.56	2.54	0.50
Class D	1,000.00	1,056.80	3.87	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,057.70	3.87	1,000.00	1,021.31	3.80	0.75
Class C	1,000.00	1,053.90	7.72	1,000.00	1,017.55	7.59	1.50
Class R	1,000.00	1,056.30	5.15	1,000.00	1,020.05	5.06	1.00
PIMCO RealRetirement® 2050 Fund
Institutional Class	$1,000.00	$1,060.10	$1.45	$1,000.00	$1,023.66	$1.42	0.28%
Class P	1,000.00	1,058.50	1.96	1,000.00	1,023.16	1.93	0.38
Administrative Class	1,000.00	1,058.90	2.74	1,000.00	1,022.41	2.69	0.53
Class D	1,000.00	1,057.50	4.02	1,000.00	1,021.16	3.95	0.78
Class A	1,000.00	1,057.20	4.02	1,000.00	1,021.16	3.95	0.78
Class C	1,000.00	1,052.70	7.87	1,000.00	1,017.40	7.74	1.53
Class R	1,000.00	1,055.90	5.31	1,000.00	1,019.90	5.22	1.03
PIMCO RealRetirement® Income and Distribution Fund
Institutional Class	$1,000.00	$1,057.20	$1.24	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	1,057.00	1.75	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	1,056.20	2.53	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,054.70	3.81	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	1,054.80	3.81	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	1,050.30	7.66	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	1,053.80	5.10	1,000.00	1,020.10	5.01	0.99
PIMCO Global Multi-Asset Fund
Institutional Class	$1,000.00	$1,023.20	$2.79	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,023.70	3.30	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,023.20	4.06	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,021.10	5.83	1,000.00	1,019.30	5.82	1.15
Class A	1,000.00	1,020.10	5.82	1,000.00	1,019.30	5.82	1.15
Class C	1,000.00	1,017.10	9.61	1,000.00	1,015.54	9.60	1.90
Class R	1,000.00	1,019.60	7.09	1,000.00	1,018.05	7.08	1.40

*	Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

20	PIMCO ASSET ALLOCATION FUNDS

Benchmark Descriptions

Index	Description

60% MSCI World Index/40% Barclays U.S. Aggregate Index	60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS: 1-10 Year Index	Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2010 IndexSM	Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2015 IndexSM	Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2020 IndexSM	Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Benchmark Descriptions (Cont.)

Index	Description

Dow Jones Real Return 2025 IndexSM	Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2030 IndexSM	Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2035 IndexSM	Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2040 IndexSM	Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 40+ IndexSM	Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2045 IndexSM	Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return Today IndexSM	Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

22	PIMCO ASSET ALLOCATION FUNDS

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO All Asset Fund
Institutional Class
04/01/2012 - 09/30/2012+	$12.14	$0.21	$0.48	$0.69	$(0.16)	$0.00	$(0.16)
03/31/2012	12.38	0.82	(0.20)	0.62	(0.86)	0.00	(0.86)
03/31/2011	11.69	0.99	0.64	1.63	(0.94)	0.00	(0.94)
03/31/2010	9.75	0.94	1.90	2.84	(0.90)	0.00	(0.90)
03/31/2009	12.61	0.64	(2.85)	(2.21)	(0.65)	0.00	(0.65)
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00	(1.00)
Class P
04/01/2012 - 09/30/2012+	12.14	0.20	0.48	0.68	(0.15)	0.00	(0.15)
03/31/2012	12.38	0.83	(0.23)	0.60	(0.84)	0.00	(0.84)
03/31/2011	11.70	1.05	0.56	1.61	(0.93)	0.00	(0.93)
03/31/2010	9.76	1.06	1.77	2.83	(0.89)	0.00	(0.89)
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00	(0.64)
Administrative Class
04/01/2012 - 09/30/2012+	12.11	0.19	0.48	0.67	(0.14)	0.00	(0.14)
03/31/2012	12.36	0.79	(0.21)	0.58	(0.83)	0.00	(0.83)
03/31/2011	11.68	1.01	0.58	1.59	(0.91)	0.00	(0.91)
03/31/2010	9.74	0.95	1.87	2.82	(0.88)	0.00	(0.88)
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00	(0.62)
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00	(0.97)
Class D
04/01/2012 - 09/30/2012+	12.06	0.18	0.48	0.66	(0.13)	0.00	(0.13)
03/31/2012	12.31	0.76	(0.20)	0.56	(0.81)	0.00	(0.81)
03/31/2011	11.64	1.01	0.56	1.57	(0.90)	0.00	(0.90)
03/31/2010	9.71	0.94	1.85	2.79	(0.86)	0.00	(0.86)
03/31/2009	12.56	0.55	(2.81)	(2.26)	(0.59)	0.00	(0.59)
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00	(0.93)
Class A
04/01/2012 - 09/30/2012+	12.04	0.17	0.48	0.65	(0.12)	0.00	(0.12)
03/31/2012	12.29	0.74	(0.19)	0.55	(0.80)	0.00	(0.80)
03/31/2011	11.62	0.94	0.60	1.54	(0.87)	0.00	(0.87)
03/31/2010	9.70	0.87	1.89	2.76	(0.84)	0.00	(0.84)
03/31/2009	12.54	0.56	(2.82)	(2.26)	(0.58)	0.00	(0.58)
03/31/2008	12.74	0.89	(0.16)	0.73	(0.93)	0.00	(0.93)
Class B
04/01/2012 - 09/30/2012+	11.97	0.12	0.48	0.60	(0.04)	0.00	(0.04)
03/31/2012	12.21	0.60	(0.14)	0.46	(0.70)	0.00	(0.70)
03/31/2011	11.54	0.72	0.72	1.44	(0.77)	0.00	(0.77)
03/31/2010	9.64	0.75	1.90	2.65	(0.75)	0.00	(0.75)
03/31/2009	12.47	0.46	(2.79)	(2.33)	(0.50)	0.00	(0.50)
03/31/2008	12.67	0.78	(0.14)	0.64	(0.84)	0.00	(0.84)
Class C
04/01/2012 - 09/30/2012+	11.90	0.13	0.46	0.59	(0.06)	0.00	(0.06)
03/31/2012	12.16	0.65	(0.19)	0.46	(0.72)	0.00	(0.72)
03/31/2011	11.51	0.83	0.61	1.44	(0.79)	0.00	(0.79)
03/31/2010	9.62	0.77	1.88	2.65	(0.76)	0.00	(0.76)
03/31/2009	12.45	0.47	(2.80)	(2.33)	(0.50)	0.00	(0.50)
03/31/2008	12.65	0.78	(0.14)	0.64	(0.84)	0.00	(0.84)
Class R
04/01/2012 - 09/30/2012+	11.98	0.16	0.47	0.63	(0.10)	0.00	(0.10)
03/31/2012	12.24	0.72	(0.21)	0.51	(0.77)	0.00	(0.77)
03/31/2011	11.59	0.98	0.53	1.51	(0.86)	0.00	(0.86)
03/31/2010	9.69	0.98	1.74	2.72	(0.82)	0.00	(0.82)
03/31/2009	12.55	0.60	(2.90)	(2.30)	(0.56)	0.00	(0.56)
03/31/2008	12.77	0.90	(0.20)	0.70	(0.92)	0.00	(0.92)

Please see footnotes on page 38.

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.67	5.73%	$23,818,289	0.145	%*	0.225	%*	0.145	%*	0.225	%*	3.37	%*	18%
12.14	5.34	21,691,755	0.155		0.225		0.155		0.225		6.72		56
12.38	14.35	16,140,734	0.165		0.225		0.165		0.225		8.15		77
11.69	29.57	11,900,977	0.245		0.225		0.245		0.225		8.23		78
9.75	(17.90)	9,006,687	0.205		0.225		0.205		0.225		5.70		89
12.61	6.51	11,355,872	0.205		0.225		0.205		0.225		7.65		96

12.67	5.67	1,298,699	0.245	*	0.325	*	0.245	*	0.325	*	3.30	*	18
12.14	5.25	971,650	0.255		0.325		0.255		0.325		6.80		56
12.38	14.15	605,583	0.265		0.325		0.265		0.325		8.57		77
11.70	29.45	241,450	0.345		0.325		0.345		0.325		9.17		78
9.76	(18.62)	7,770	0.305	*	0.325	*	0.305	*	0.325	*	7.64	*	89

12.64	5.57	385,924	0.395	*	0.475	*	0.395	*	0.475	*	3.12	*	18
12.11	5.03	355,331	0.405		0.475		0.405		0.475		6.48		56
12.36	14.02	269,338	0.415		0.475		0.415		0.475		8.29		77
11.68	29.32	163,748	0.495		0.475		0.495		0.475		8.31		78
9.74	(18.07)	100,063	0.455		0.475		0.455		0.475		5.10		89
12.59	6.25	161,144	0.455		0.475		0.455		0.475		7.04		96

12.59	5.50	930,703	0.545	*	0.625	*	0.545	*	0.625	*	2.98	*	18
12.06	4.90	809,555	0.555		0.625		0.555		0.625		6.26		56
12.31	13.84	673,857	0.565		0.625		0.565		0.625		8.28		77
11.64	29.13	331,333	0.645		0.625		0.645		0.625		8.25		78
9.71	(18.31)	191,631	0.705	(b)	0.725	(b)	0.705	(b)	0.725	(b)	4.92		89
12.56	5.92	328,258	0.805		0.825		0.805		0.825		6.87		96

12.57	5.42	2,036,338	0.645	*	0.725	*	0.645	*	0.725	*	2.85	*	18
12.04	4.80	2,015,779	0.665	(c)	0.735	(c)	0.665	(c)	0.735	(c)	6.12		56
12.29	13.64	1,806,797	0.765		0.825		0.765		0.825		7.72		77
11.62	28.80	1,200,093	0.845		0.825		0.845		0.825		7.68		78
9.70	(18.33)	990,893	0.805		0.825		0.805		0.825		5.01		89
12.54	5.85	1,584,884	0.805		0.825		0.805		0.825		6.93		96

12.53	5.03	31,739	1.395	*	1.475	*	1.395	*	1.475	*	2.05	*	18
11.97	4.05	46,577	1.415	(c)	1.485	(c)	1.415	(c)	1.485	(c)	5.00		56
12.21	12.79	85,559	1.515		1.575		1.515		1.575		6.03		77
11.54	27.82	141,265	1.595		1.575		1.595		1.575		6.72		78
9.64	(18.98)	137,548	1.555		1.575		1.555		1.575		4.12		89
12.47	5.10	237,231	1.555		1.575		1.555		1.575		6.15		96

12.43	4.99	1,959,117	1.395	*	1.475	*	1.395	*	1.475	*	2.12	*	18
11.90	4.05	1,807,849	1.415	(c)	1.485	(c)	1.415	(c)	1.485	(c)	5.43		56
12.16	12.82	1,566,715	1.515		1.575		1.515		1.575		6.95		77
11.51	27.83	1,062,366	1.595		1.575		1.595		1.575		6.92		78
9.62	(18.99)	836,206	1.555		1.575		1.555		1.575		4.26		89
12.45	5.12	1,236,340	1.555		1.575		1.555		1.575		6.14		96

12.51	5.32	99,594	0.895	*	0.975	*	0.895	*	0.975	*	2.64	*	18
11.98	4.51	78,655	0.965	(d)	1.035	(d)	0.965	(d)	1.035	(d)	6.03		56
12.24	13.33	46,994	1.065		1.125		1.065		1.125		8.06		77
11.59	28.44	10,365	1.145		1.125		1.145		1.125		8.55		78
9.69	(18.60)	2,031	1.105		1.125		1.105		1.125		5.70		89
12.55	5.60	456	1.105		1.125		1.105		1.125		7.04		96

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO All Asset All Authority Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.63	$0.21	$0.49	$0.70	$(0.15)	$0.00	$(0.15)
03/31/2012	10.80	0.91	(0.20)	0.71	(0.88)	0.00	(0.88)
03/31/2011	10.37	0.87	0.31	1.18	(0.72)	(0.03)	(0.75)
03/31/2010	9.06	0.97	1.17	2.14	(0.83)	0.00	(0.83)
03/31/2009	10.99	0.58	(1.86)	(1.28)	(0.53)	(0.12)	(0.65)
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00	(0.83)
Class P
04/01/2012 - 09/30/2012+	10.62	0.20	0.50	0.70	(0.15)	0.00	(0.15)
03/31/2012	10.79	0.92	(0.22)	0.70	(0.87)	0.00	(0.87)
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)	(0.74)
03/31/2010	9.06	1.09	1.05	2.14	(0.83)	0.00	(0.83)
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)	(0.57)
Class D
04/01/2012 - 09/30/2012+	10.54	0.18	0.49	0.67	(0.13)	0.00	(0.13)
03/31/2012	10.71	0.86	(0.19)	0.67	(0.84)	0.00	(0.84)
03/31/2011	10.30	0.79	0.33	1.12	(0.68)	(0.03)	(0.71)
03/31/2010	9.02	1.00	1.08	2.08	(0.80)	0.00	(0.80)
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)	(0.61)
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00	(0.77)
Class A
04/01/2012 - 09/30/2012+	10.56	0.18	0.49	0.67	(0.12)	0.00	(0.12)
03/31/2012	10.74	0.84	(0.18)	0.66	(0.84)	0.00	(0.84)
03/31/2011	10.33	0.78	0.33	1.11	(0.67)	(0.03)	(0.70)
03/31/2010	9.03	0.85	1.23	2.08	(0.78)	0.00	(0.78)
03/31/2009	10.96	0.55	(1.88)	(1.33)	(0.48)	(0.12)	(0.60)
03/31/2008	10.67	0.72	0.34	1.06	(0.77)	0.00	(0.77)
Class C
04/01/2012 - 09/30/2012+	10.46	0.14	0.49	0.63	(0.08)	0.00	(0.08)
03/31/2012	10.65	0.77	(0.19)	0.58	(0.77)	0.00	(0.77)
03/31/2011	10.26	0.72	0.30	1.02	(0.60)	(0.03)	(0.63)
03/31/2010	8.99	0.80	1.18	1.98	(0.71)	0.00	(0.71)
03/31/2009	10.92	0.50	(1.90)	(1.40)	(0.41)	(0.12)	(0.53)
03/31/2008	10.64	0.63	0.34	0.97	(0.69)	0.00	(0.69)

PIMCO RealRetirement® 2015 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.97	$0.14	$0.39	$0.53	$(0.12)	$0.00	$(0.12)
06/30/2011 - 03/31/2012	10.00	0.37	(0.20)	0.17	(0.20)	0.00	(0.20)
Class P
04/01/2012 - 09/30/2012+	9.97	0.16	0.37	0.53	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	9.90	0.20	0.07	0.27	(0.20)	0.00	(0.20)
Administrative Class
04/01/2012 - 09/30/2012+	9.95	0.12	0.40	0.52	(0.11)	0.00	(0.11)
06/30/2011 - 03/31/2012	10.00	0.26	(0.11)	0.15	(0.20)	0.00	(0.20)
Class D
04/01/2012 - 09/30/2012+	9.96	0.11	0.39	0.50	(0.09)	0.00	(0.09)
06/30/2011 - 03/31/2012	10.00	0.21	(0.07)	0.14	(0.18)	0.00	(0.18)
Class A
04/01/2012 - 09/30/2012+	9.96	0.11	0.40	0.51	(0.09)	0.00	(0.09)
06/30/2011 - 03/31/2012	10.00	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)
Class C
04/01/2012 - 09/30/2012+	9.94	0.08	0.38	0.46	(0.04)	0.00	(0.04)
06/30/2011 - 03/31/2012	10.00	0.22	(0.14)	0.08	(0.14)	0.00	(0.14)
Class R
04/01/2012 - 09/30/2012+	9.95	0.11	0.38	0.49	(0.09)	0.00	(0.09)
06/30/2011 - 03/31/2012	10.00	0.22	(0.11)	0.11	(0.16)	0.00	(0.16)

Please see footnotes on page 38.

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.18	6.67%	$11,082,323	0.80	%(e)*	0.84	%(e)*	0.21	%*	0.25	%*	3.83	%*	11%
10.63	7.11	7,813,207	0.69	(e)	0.72	(e)	0.22		0.25		8.51		55
10.80	11.65	4,370,025	0.56	(e)	0.56	(e)	0.25		0.25		8.01		68
10.37	23.98	1,742,748	0.44	(e)	0.44	(e)	0.25		0.25		9.34		45
9.06	(11.73)	635,426	0.55	(e)	0.55	(e)	0.25		0.25		5.96		117
10.99	10.99	394,381	1.91	(e)	1.91	(e)	0.25		0.25		7.25		116

11.17	6.62	4,333,706	0.90	(e)*	0.94	(e)*	0.31	*	0.35	*	3.74	*	11
10.62	7.02	2,999,496	0.79	(e)	0.82	(e)	0.32		0.35		8.59		55
10.79	11.46	1,651,590	0.66	(e)	0.66	(e)	0.35		0.35		7.82		68
10.37	23.91	530,846	0.54	(e)	0.54	(e)	0.35		0.35		10.42		45
9.06	(12.59)	250	0.58	(e)*	0.58	(e)*	0.35	*	0.35	*	14.98	*	117

11.08	6.37	1,463,209	1.20	(e)*	1.24	(e)*	0.61	*	0.65	*	3.41	*	11
10.54	6.79	1,146,466	1.09	(e)	1.12	(e)	0.62		0.65		8.17		55
10.71	11.13	646,732	0.96	(e)	0.96	(e)	0.65		0.65		7.34		68
10.30	23.38	292,246	0.84	(e)	0.84	(e)	0.65		0.65		9.63		45
9.02	(12.07)	57,816	1.05	(b)(e)	1.05	(b)(e)	0.75	(b)	0.75	(b)	3.87		117
10.94	10.26	36,373	2.41	(e)	2.41	(e)	0.85		0.85		6.35		116

11.11	6.42	3,912,433	1.25	(e)*	1.29	(e)*	0.66	*	0.70	*	3.35	*	11
10.56	6.60	3,163,944	1.15	(e)(f)	1.18	(e)(f)	0.68	(f)	0.71	(f)	7.87		55
10.74	10.92	2,181,350	1.16	(e)	1.16	(e)	0.85		0.85		7.27		68
10.33	23.29	899,594	1.04	(e)	1.04	(e)	0.85		0.85		8.28		45
9.03	(12.25)	544,594	1.16	(e)	1.16	(e)	0.85		0.85		5.63		117
10.96	10.31	363,665	2.47	(e)	2.47	(e)	0.85		0.85		6.66		116

11.01	6.01	3,337,102	2.00	(e)*	2.04	(e)*	1.41	*	1.45	*	2.62	*	11
10.46	5.87	2,540,771	1.90	(e)(f)	1.93	(e)(f)	1.43	(f)	1.46	(f)	7.28		55
10.65	10.11	1,562,700	1.91	(e)	1.91	(e)	1.60		1.60		6.70		68
10.26	22.28	582,851	1.79	(e)	1.79	(e)	1.60		1.60		7.79		45
8.99	(12.87)	248,865	1.91	(e)	1.91	(e)	1.60		1.60		5.10		117
10.92	9.44	168,527	3.26	(e)	3.26	(e)	1.60		1.60		5.86		116

$10.38	5.33%	$7,229	0.25	%*	0.75	%*	0.25	%*	0.75	%*	2.73	%*	9%
9.97	1.75	8,663	0.31	*	1.00	*	0.31	*	1.00	*	4.90	*	24

10.38	5.31	187	0.35	*	0.85	*	0.35	*	0.85	*	3.03	*	9
9.97	2.74	10	0.41	*	1.10	*	0.41	*	1.10	*	4.89	*	24

10.36	5.22	22,476	0.50	*	1.00	*	0.50	*	1.00	*	2.44	*	9
9.95	1.50	8,747	0.56	*	1.25	*	0.56	*	1.25	*	3.46	*	24

10.37	5.08	1,183	0.75	*	1.25	*	0.75	*	1.25	*	2.15	*	9
9.96	1.45	377	0.81	*	1.50	*	0.81	*	1.50	*	2.76	*	24

10.38	5.12	2,185	0.75	*	1.25	*	0.75	*	1.25	*	2.22	*	9
9.96	1.48	1,630	0.81	*	1.50	*	0.81	*	1.50	*	2.43	*	24

10.36	4.65	266	1.50	*	2.00	*	1.50	*	2.00	*	1.49	*	9
9.94	0.87	209	1.56	*	2.25	*	1.56	*	2.25	*	2.91	*	24

10.35	4.92	33	1.00	*	1.50	*	1.00	*	1.50	*	2.23	*	9
9.95	1.17	10	1.06	*	1.75	*	1.06	*	1.75	*	2.94	*	24

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealRetirement® 2020 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.17	$0.12	$0.30	$0.42	$(0.12)	$0.00	$(0.12)
03/31/2012	8.28	0.41	(0.18)	0.23	(0.31)	(0.03)	(0.34)
03/31/2011	8.10	0.60	0.17	0.77	(0.59)	0.00	(0.59)
03/31/2010	6.40	0.36	1.64	2.00	(0.30)	0.00	(0.30)
03/31/2009	10.00	0.41	(2.57)	(2.16)	(0.36)	(1.08)	(1.44)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	8.18	0.15	0.26	0.41	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	8.18	0.15	0.07	0.22	(0.19)	(0.03)	(0.22)
Administrative Class
04/01/2012 - 09/30/2012+	8.31	0.11	0.31	0.42	(0.11)	0.00	(0.11)
03/31/2012	8.42	0.37	(0.16)	0.21	(0.29)	(0.03)	(0.32)
03/31/2011	8.15	0.59	0.17	0.76	(0.49)	0.00	(0.49)
03/31/2010	6.40	0.88	1.10	1.98	(0.23)	0.00	(0.23)
06/30/2008 - 03/31/2009	9.92	0.32	(2.44)	(2.12)	(0.32)	(1.08)	(1.40)
Class D
04/01/2012 - 09/30/2012+	8.14	0.10	0.30	0.40	(0.10)	0.00	(0.10)
03/31/2012	8.25	0.28	(0.09)	0.19	(0.27)	(0.03)	(0.30)
03/31/2011	8.07	0.54	0.18	0.72	(0.54)	0.00	(0.54)
03/31/2010	6.39	0.49	1.46	1.95	(0.27)	0.00	(0.27)
03/31/2009	10.00	0.44	(2.65)	(2.21)	(0.32)	(1.08)	(1.40)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	8.13	0.10	0.29	0.39	(0.10)	0.00	(0.10)
03/31/2012	8.24	0.28	(0.09)	0.19	(0.27)	(0.03)	(0.30)
03/31/2011	8.06	0.54	0.18	0.72	(0.54)	0.00	(0.54)
03/31/2010	6.39	0.38	1.55	1.93	(0.26)	0.00	(0.26)
03/31/2009	10.00	0.45	(2.66)	(2.21)	(0.32)	(1.08)	(1.40)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	8.12	0.07	0.29	0.36	(0.05)	0.00	(0.05)
03/31/2012	8.23	0.21	(0.08)	0.13	(0.21)	(0.03)	(0.24)
03/31/2011	8.06	0.47	0.19	0.66	(0.49)	0.00	(0.49)
03/31/2010	6.39	0.41	1.48	1.89	(0.22)	0.00	(0.22)
07/31/2008 - 03/31/2009	9.74	0.25	(2.24)	(1.99)	(0.28)	(1.08)	(1.36)
Class R
04/01/2012 - 09/30/2012+	8.15	0.09	0.30	0.39	(0.08)	0.00	(0.08)
03/31/2012	8.25	0.24	(0.07)	0.17	(0.24)	(0.03)	(0.27)
03/31/2011	8.07	0.51	0.19	0.70	(0.52)	0.00	(0.52)
03/31/2010	6.40	0.42	1.51	1.93	(0.26)	0.00	(0.26)
07/31/2008 - 03/31/2009	9.74	0.28	(2.24)	(1.96)	(0.30)	(1.08)	(1.38)

PIMCO RealRetirement® 2025 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.87	$0.16	$0.31	$0.47	$(0.12)	$0.00	$(0.12)
06/30/2011 - 03/31/2012	10.00	0.50	(0.39)	0.11	(0.24)	0.00	(0.24)
Class P
04/01/2012 - 09/30/2012+	9.87	0.24	0.23	0.47	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	9.71	0.27	0.13	0.40	(0.24)	0.00	(0.24)
Administrative Class
04/01/2012 - 09/30/2012+	9.85	0.15	0.31	0.46	(0.11)	0.00	(0.11)
06/30/2011 - 03/31/2012	10.00	0.33	(0.24)	0.09	(0.24)	0.00	(0.24)
Class D
04/01/2012 - 09/30/2012+	9.84	0.15	0.31	0.46	(0.10)	0.00	(0.10)
06/30/2011 - 03/31/2012	10.00	0.34	(0.27)	0.07	(0.23)	0.00	(0.23)
Class A
04/01/2012 - 09/30/2012+	9.85	0.14	0.32	0.46	(0.10)	0.00	(0.10)
06/30/2011 - 03/31/2012	10.00	0.21	(0.13)	0.08	(0.23)	0.00	(0.23)

Please see footnotes on page 38.

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$8.47	5.16%	$23,451	0.24	%*	0.75	%*	0.24	%*	0.75	%*	2.85	%*	11%
8.17	2.93	18,089	0.31		0.75		0.31		0.75		4.95		25
8.28	9.69	4,748	0.40		0.75		0.40		0.75		7.24		1
8.10	31.41	3,350	0.39		0.75		0.39		0.75		4.68		13
6.40	(21.76)	2,346	0.22		2.51		0.22		2.51		4.92		232
10.00	0.00	3,000	0.14	*	0.14	*	0.14	*	0.14	*	(0.14	)*	NA

8.47	5.01	183	0.34	*	0.85	*	0.34	*	0.85	*	3.52	*	11
8.18	2.76	10	0.41	*	0.85	*	0.41	*	0.85	*	4.48	*	25

8.62	5.06	33,892	0.49	*	1.00	*	0.49	*	1.00	*	2.59	*	11
8.31	2.69	17,612	0.56		1.00		0.56		1.00		4.44		25
8.42	9.52	374	0.65		1.00		0.65		1.00		7.05		1
8.15	31.07	26	0.73		1.00		0.73		1.00		10.98		13
6.40	(21.42)	8	0.47	*	3.46	*	0.47	*	3.46	*	5.42	*	232

8.44	4.87	3,650	0.74	*	1.25	*	0.74	*	1.25	*	2.32	*	11
8.14	2.46	2,600	0.82	(c)	1.26	(c)	0.82	(c)	1.26	(c)	3.43		25
8.25	9.15	1,847	1.00		1.35		1.00		1.35		6.52		1
8.07	30.61	1,001	1.03		1.35		1.03		1.35		6.28		13
6.39	(22.24)	114	0.93		7.44		0.93		7.44		6.35		232
10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

8.42	4.77	5,486	0.74	*	1.25	*	0.74	*	1.25	*	2.43	*	11
8.13	2.48	3,077	0.82	(c)	1.26	(c)	0.82	(c)	1.26	(c)	3.48		25
8.24	9.15	2,068	1.00		1.35		1.00		1.35		6.50		1
8.06	30.37	1,036	1.03		1.35		1.03		1.35		4.93		13
6.39	(22.23)	209	0.82		4.29		0.82		4.29		5.59		232
10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

8.43	4.49	1,423	1.49	*	2.00	*	1.49	*	2.00	*	1.61	*	11
8.12	1.72	1,122	1.57	(c)	2.01	(c)	1.57	(c)	2.01	(c)	2.60		25
8.23	8.33	1,106	1.75		2.10		1.75		2.10		5.69		1
8.06	29.69	488	1.78		2.10		1.78		2.10		5.18		13
6.39	(20.57)	8	1.59	*	4.92	*	1.59	*	4.92	*	4.95	*	232

8.46	4.80	870	0.99	*	1.50	*	0.99	*	1.50	*	2.10	*	11
8.15	2.19	692	1.07	(c)	1.51	(c)	1.07	(c)	1.51	(c)	2.93		25
8.25	8.87	765	1.25		1.60		1.25		1.60		6.17		1
8.07	30.22	466	1.33		1.60		1.33		1.60		5.28		13
6.40	(20.25)	8	1.09	*	4.42	*	1.09	*	4.42	*	5.45	*	232

$10.22	4.82%	$11,553	0.22	%*	0.75	%*	0.22	%*	0.75	%*	3.24	%*	8%
9.87	1.20	10,159	0.26	*	0.95	*	0.26	*	0.95	*	6.82	*	27

10.22	4.80	805	0.32	*	0.85	*	0.32	*	0.85	*	4.70	*	8
9.87	4.19	10	0.36	*	1.05	*	0.36	*	1.05	*	6.71	*	27

10.20	4.70	28,716	0.47	*	1.00	*	0.47	*	1.00	*	3.02	*	8
9.85	0.95	12,019	0.51	*	1.20	*	0.51	*	1.20	*	4.49	*	27

10.20	4.72	1,588	0.72	*	1.25	*	0.72	*	1.25	*	2.90	*	8
9.84	0.76	311	0.76	*	1.45	*	0.76	*	1.45	*	4.59	*	27

10.21	4.64	1,337	0.72	*	1.25	*	0.72	*	1.25	*	2.80	*	8
9.85	0.82	579	0.76	*	1.45	*	0.76	*	1.45	*	2.83	*	27

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealRetirement® 2025 Fund (Cont.)
Class C
04/01/2012 - 09/30/2012+	$9.82	$0.11	$0.31	$0.42	$(0.06)	$0.00	$(0.06)
06/30/2011 - 03/31/2012	10.00	0.30	(0.28)	0.02	(0.20)	0.00	(0.20)
Class R
04/01/2012 - 09/30/2012+	9.84	0.12	0.32	0.44	(0.08)	0.00	(0.08)
06/30/2011 - 03/31/2012	10.00	0.26	(0.21)	0.05	(0.21)	0.00	(0.21)

PIMCO RealRetirement® 2030 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$7.68	$0.15	$0.25	$0.40	$(0.11)	$0.00	$(0.11)
03/31/2012	7.93	0.43	(0.34)	0.09	(0.32)	(0.02)	(0.34)
03/31/2011	7.76	0.59	0.22	0.81	(0.64)	0.00	(0.64)
03/31/2010	5.92	0.37	1.78	2.15	(0.24)	(0.07)	(0.31)
03/31/2009	10.00	0.39	(3.07)	(2.68)	(0.32)	(1.08)	(1.40)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	7.68	0.22	0.17	0.39	(0.10)	0.00	(0.10)
10/31/2011 - 03/31/2012	7.66	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Administrative Class
04/01/2012 - 09/30/2012+	7.68	0.13	0.25	0.38	(0.10)	0.00	(0.10)
03/31/2012	7.93	0.45	(0.37)	0.08	(0.31)	(0.02)	(0.33)
03/31/2011	7.76	0.57	0.23	0.80	(0.63)	0.00	(0.63)
03/31/2010	5.93	0.32	1.81	2.13	(0.23)	(0.07)	(0.30)
06/30/2008 - 03/31/2009	9.97	0.29	(2.95)	(2.66)	(0.30)	(1.08)	(1.38)
Class D
04/01/2012 - 09/30/2012+	7.63	0.12	0.25	0.37	(0.08)	0.00	(0.08)
03/31/2012	7.89	0.35	(0.30)	0.05	(0.29)	(0.02)	(0.31)
03/31/2011	7.73	0.57	0.19	0.76	(0.60)	0.00	(0.60)
03/31/2010	5.91	0.58	1.52	2.10	(0.21)	(0.07)	(0.28)
03/31/2009	10.00	0.14	(2.87)	(2.73)	(0.28)	(1.08)	(1.36)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	7.63	0.12	0.25	0.37	(0.08)	0.00	(0.08)
03/31/2012	7.89	0.32	(0.27)	0.05	(0.29)	(0.02)	(0.31)
03/31/2011	7.73	0.54	0.22	0.76	(0.60)	0.00	(0.60)
03/31/2010	5.91	0.45	1.65	2.10	(0.21)	(0.07)	(0.28)
03/31/2009	10.00	0.30	(3.02)	(2.72)	(0.29)	(1.08)	(1.37)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	7.59	0.08	0.26	0.34	(0.04)	0.00	(0.04)
03/31/2012	7.84	0.26	(0.26)	0.00	(0.23)	(0.02)	(0.25)
03/31/2011	7.69	0.50	0.20	0.70	(0.55)	0.00	(0.55)
03/31/2010	5.90	0.46	1.57	2.03	(0.17)	(0.07)	(0.24)
07/31/2008 - 03/31/2009	9.73	0.10	(2.57)	(2.47)	(0.28)	(1.08)	(1.36)
Class R
04/01/2012 - 09/30/2012+	7.66	0.11	0.25	0.36	(0.07)	0.00	(0.07)
03/31/2012	7.90	0.25	(0.21)	0.04	(0.26)	(0.02)	(0.28)
03/31/2011	7.74	0.53	0.21	0.74	(0.58)	0.00	(0.58)
03/31/2010	5.92	0.47	1.62	2.09	(0.20)	(0.07)	(0.27)
07/31/2008 - 03/31/2009	9.73	0.25	(2.71)	(2.46)	(0.27)	(1.08)	(1.35)

PIMCO RealRetirement® 2035 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.68	$0.22	$0.31	$0.53	$(0.14)	$0.00	$(0.14)
06/30/2011 - 03/31/2012	10.00	0.58	(0.57)	0.01	(0.33)	0.00	(0.33)
Class P
04/01/2012 - 09/30/2012+	9.68	0.32	0.19	0.51	(0.13)	0.00	(0.13)
10/31/2011 - 03/31/2012	9.57	0.35	0.08	0.43	(0.32)	0.00	(0.32)

Please see footnotes on page 38.

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.18	4.24%	$155	1.47	%*	2.00	%*	1.47	%*	2.00	%*	2.14	%*	8%
9.82	0.23	48	1.51	*	2.20	*	1.51	*	2.20	*	4.08	*	27

10.20	4.46	104	0.97	*	1.50	*	0.97	*	1.50	*	2.45	*	8
9.84	0.59	81	1.01	*	1.70	*	1.01	*	1.70	*	3.47	*	27

$7.97	5.17%	$19,767	0.24	%*	0.80	%*	0.24	%*	0.80	%*	3.82	%*	0%
7.68	1.33	10,070	0.35		0.80		0.35		0.80		5.64		21
7.93	10.83	4,098	0.44		0.80		0.44		0.80		7.43		3
7.76	36.55	3,607	0.41		0.80		0.41		0.80		5.08		9
5.92	(27.14)	2,186	0.26		2.69		0.26		2.69		4.72		233
10.00	0.00	3,000	0.16	*	0.16	*	0.16	*	0.16	*	(0.16	)*	0

7.97	5.15	649	0.34	*	0.90	*	0.34	*	0.90	*	5.55	*	0
7.68	3.26	10	0.45	*	0.90	*	0.45	*	0.90	*	6.41	*	21

7.96	4.91	34,745	0.49	*	1.05	*	0.49	*	1.05	*	3.40	*	0
7.68	1.15	16,505	0.60		1.05		0.60		1.05		5.84		21
7.93	10.58	11	0.69		1.05		0.69		1.05		7.26		3
7.76	36.00	10	0.66		1.05		0.66		1.05		4.45		9
5.93	(27.03)	7	0.51	*	3.73	*	0.51	*	3.73	*	5.17	*	233

7.92	4.89	3,021	0.74	*	1.30	*	0.74	*	1.30	*	2.98	*	0
7.63	0.77	2,250	0.86	(c)	1.31	(c)	0.86	(c)	1.31	(c)	4.50		21
7.89	10.15	1,317	1.04		1.40		1.04		1.40		7.24		3
7.73	35.74	894	1.05		1.40		1.05		1.40		7.68		9
5.91	(27.57)	50	0.98		9.28		0.98		9.28		1.93		233
10.00	0.00	10	0.76	*	0.76	*	0.76	*	0.76	*	(0.76	)*	0

7.92	4.92	3,781	0.74	*	1.30	*	0.74	*	1.30	*	3.15	*	0
7.63	0.78	2,186	0.86	(c)	1.31	(c)	0.86	(c)	1.31	(c)	4.20		21
7.89	10.14	941	1.04		1.40		1.04		1.40		6.85		3
7.73	35.68	565	1.05		1.40		1.05		1.40		6.09		9
5.91	(27.55)	64	0.93		7.18		0.93		7.18		3.86		233
10.00	0.00	10	0.76	*	0.76	*	0.76	*	0.76	*	(0.76	)*	0

7.89	4.45	1,287	1.49	*	2.05	*	1.49	*	2.05	*	2.01	*	0
7.59	0.16	1,386	1.61	(c)	2.06	(c)	1.61	(c)	2.06	(c)	3.44		21
7.84	9.29	1,455	1.79		2.15		1.79		2.15		6.40		3
7.69	34.55	872	1.80		2.15		1.80		2.15		6.20		9
5.90	(25.73)	81	1.72	*	8.31	*	1.72	*	8.31	*	2.44	*	233

7.95	4.73	699	0.99	*	1.55	*	0.99	*	1.55	*	2.84	*	0
7.66	0.57	450	1.11	(c)	1.56	(c)	1.11	(c)	1.56	(c)	3.27		21
7.90	9.86	250	1.29		1.65		1.29		1.65		6.73		3
7.74	35.37	2	1.34		1.65		1.34		1.65		6.18		9
5.92	(25.60)	8	1.13	*	4.90	*	1.13	*	4.90	*	5.29	*	233

$10.07	5.45%	$17,546	0.24	%*	0.80	%*	0.24	%*	0.80	%*	4.42	%*	2%
9.68	0.22	8,282	0.31	*	1.05	*	0.31	*	1.05	*	8.06	*	29

10.06	5.32	866	0.34	*	0.90	*	0.34	*	0.90	*	6.37	*	2
9.68	4.68	11	0.41	*	1.15	*	0.41	*	1.15	*	8.83	*	29

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealRetirement® 2035 Fund (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$9.67	$0.18	$0.32	$0.50	$(0.12)	$0.00	$(0.12)
06/30/2011 - 03/31/2012	10.00	0.38	(0.39)	(0.01)	(0.32)	0.00	(0.32)
Class D
04/01/2012 - 09/30/2012+	9.66	0.18	0.31	0.49	(0.11)	0.00	(0.11)
06/30/2011 - 03/31/2012	10.00	0.42	(0.45)	(0.03)	(0.31)	0.00	(0.31)
Class A
04/01/2012 - 09/30/2012+	9.67	0.20	0.30	0.50	(0.12)	0.00	(0.12)
06/30/2011 - 03/31/2012	10.00	0.35	(0.37)	(0.02)	(0.31)	0.00	(0.31)
Class C
04/01/2012 - 09/30/2012+	9.63	0.11	0.34	0.45	(0.05)	0.00	(0.05)
06/30/2011 - 03/31/2012	10.00	0.40	(0.48)	(0.08)	(0.29)	0.00	(0.29)
Class R
04/01/2012 - 09/30/2012+	9.66	0.14	0.34	0.48	(0.09)	0.00	(0.09)
06/30/2011 - 03/31/2012	10.00	0.53	(0.57)	(0.04)	(0.30)	0.00	(0.30)

PIMCO RealRetirement® 2040 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$7.48	$0.20	$0.23	$0.43	$(0.12)	$0.00	$(0.12)
03/31/2012	7.84	0.51	(0.46)	0.05	(0.39)	(0.02)	(0.41)
03/31/2011	7.65	0.71	0.25	0.96	(0.77)	0.00	(0.77)
03/31/2010	5.35	0.43	2.19	2.62	(0.28)	(0.04)	(0.32)
03/31/2009	10.00	0.31	(3.58)	(3.27)	(0.29)	(1.09)	(1.38)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	7.48	0.27	0.16	0.43	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	7.44	0.25	0.05	0.30	(0.24)	(0.02)	(0.26)
Administrative Class
04/01/2012 - 09/30/2012+	7.46	0.14	0.28	0.42	(0.11)	0.00	(0.11)
03/31/2012	7.83	0.63	(0.61)	0.02	(0.37)	(0.02)	(0.39)
03/31/2011	7.64	0.68	0.27	0.95	(0.76)	0.00	(0.76)
03/31/2010	5.34	0.39	2.22	2.61	(0.27)	(0.04)	(0.31)
06/30/2008 - 03/31/2009	9.96	0.22	(3.47)	(3.25)	(0.28)	(1.09)	(1.37)
Class D
04/01/2012 - 09/30/2012+	7.43	0.13	0.27	0.40	(0.10)	0.00	(0.10)
03/31/2012	7.79	0.41	(0.40)	0.01	(0.35)	(0.02)	(0.37)
03/31/2011	7.61	0.72	0.19	0.91	(0.73)	0.00	(0.73)
03/31/2010	5.33	0.57	2.00	2.57	(0.25)	(0.04)	(0.29)
03/31/2009	10.00	0.26	(3.57)	(3.31)	(0.27)	(1.09)	(1.36)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	7.42	0.14	0.27	0.41	(0.10)	0.00	(0.10)
03/31/2012	7.78	0.37	(0.36)	0.01	(0.35)	(0.02)	(0.37)
03/31/2011	7.60	0.54	0.37	0.91	(0.73)	0.00	(0.73)
03/31/2010	5.32	0.48	2.09	2.57	(0.25)	(0.04)	(0.29)
03/31/2009	10.00	0.27	(3.59)	(3.32)	(0.27)	(1.09)	(1.36)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	7.37	0.11	0.27	0.38	(0.07)	0.00	(0.07)
03/31/2012	7.74	0.39	(0.44)	(0.05)	(0.30)	(0.02)	(0.32)
03/31/2011	7.58	0.62	0.22	0.84	(0.68)	0.00	(0.68)
03/31/2010	5.33	0.47	2.04	2.51	(0.22)	(0.04)	(0.26)
07/31/2008 - 03/31/2009	9.71	0.17	(3.21)	(3.04)	(0.25)	(1.09)	(1.34)
Class R
04/01/2012 - 09/30/2012+	7.42	0.11	0.28	0.39	(0.08)	0.00	(0.08)
03/31/2012	7.79	0.43	(0.44)	(0.01)	(0.34)	(0.02)	(0.36)
03/31/2011	7.62	0.80	0.08	0.88	(0.71)	0.00	(0.71)
03/31/2010	5.34	0.44	2.12	2.56	(0.24)	(0.04)	(0.28)
07/31/2008 - 03/31/2009	9.71	0.19	(3.20)	(3.01)	(0.27)	(1.09)	(1.36)

Please see footnotes on page 38.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.05	5.21%	$20,112	0.49	%*	1.05	%*	0.49	%*	1.05	%*	3.60	%*	2%
9.67	0.07	10,448	0.56	*	1.30	*	0.56	*	1.30	*	5.33	*	29

10.04	5.13	543	0.74	*	1.30	*	0.74	*	1.30	*	3.74	*	2
9.66	(0.17)	108	0.81	*	1.55	*	0.81	*	1.55	*	5.78	*	29

10.05	5.14	417	0.74	*	1.30	*	0.74	*	1.30	*	4.04	*	2
9.67	(0.08)	41	0.81	*	1.55	*	0.81	*	1.55	*	4.89	*	29

10.03	4.72	81	1.49	*	2.05	*	1.49	*	2.05	*	2.30	*	2
9.63	(0.71)	74	1.56	*	2.30	*	1.56	*	2.30	*	5.53	*	29

10.05	4.96	50	0.99	*	1.55	*	0.99	*	1.55	*	2.88	*	2
9.66	(0.23)	43	1.06	*	1.80	*	1.06	*	1.80	*	7.39	*	29

$7.79	5.80%	$26,643	0.29	%*	0.85	%*	0.29	%*	0.85	%*	5.18	%*	1%
7.48	0.75	7,563	0.37		0.85		0.37		0.85		6.75		47
7.84	13.10	3,709	0.46		0.85		0.46		0.85		9.11		7
7.65	49.11	3,257	0.45		0.85		0.45		0.85		6.04		13
5.35	(33.25)	2,001	0.33		2.92		0.33		2.92		3.90		244
10.00	0.00	3,000	0.24	*	0.24	*	0.24	*	0.24	*	(0.24	)*	0

7.79	5.77	1,009	0.39	*	0.95	*	0.39	*	0.95	*	7.02	*	1
7.48	4.22	10	0.47	*	0.95	*	0.47	*	0.95	*	8.00	*	47

7.77	5.64	27,910	0.54	*	1.10	*	0.54	*	1.10	*	3.71	*	1
7.46	0.44	20,794	0.62		1.10		0.62		1.10		8.54		47
7.83	12.85	11	0.71		1.10		0.71		1.10		8.80		7
7.64	48.87	10	0.70		1.10		0.70		1.10		5.56		13
5.34	(33.19)	7	0.58	*	4.08	*	0.58	*	4.08	*	4.20	*	244

7.73	5.38	2,064	0.79	*	1.35	*	0.79	*	1.35	*	3.58	*	1
7.43	0.34	1,664	0.88	(c)	1.36	(c)	0.88	(c)	1.36	(c)	5.43		47
7.79	12.44	589	1.06		1.45		1.06		1.45		9.26		7
7.61	48.36	327	1.08		1.45		1.08		1.45		7.75		13
5.33	(33.71)	9	0.93		4.25		0.93		4.25		3.27		244
10.00	0.00	10	0.84	*	0.84	*	0.84	*	0.84	*	(0.84	)*	0

7.73	5.53	2,816	0.79	*	1.35	*	0.79	*	1.35	*	3.62	*	1
7.42	0.29	1,840	0.88	(c)	1.36	(c)	0.88	(c)	1.36	(c)	5.01		47
7.78	12.49	1,150	1.06		1.45		1.06		1.45		6.97		7
7.60	48.35	181	1.08		1.45		1.08		1.45		6.62		13
5.32	(33.76)	30	0.93		5.59		0.93		5.59		3.93		244
10.00	0.00	10	0.84	*	0.84	*	0.84	*	0.84	*	(0.84	)*	0

7.68	5.11	340	1.54	*	2.10	*	1.54	*	2.10	*	2.90	*	1
7.37	(0.46)	211	1.63	(c)	2.11	(c)	1.63	(c)	2.11	(c)	5.19		47
7.74	11.48	58	1.81		2.20		1.81		2.20		8.09		7
7.58	47.12	29	1.83		2.20		1.83		2.20		6.59		13
5.33	(31.88)	7	1.70	*	5.74	*	1.70	*	5.74	*	3.82	*	244

7.73	5.29	819	1.04	*	1.60	*	1.04	*	1.60	*	2.94	*	1
7.42	0.08	848	1.13	(c)	1.61	(c)	1.13	(c)	1.61	(c)	5.75		47
7.79	11.97	110	1.31		1.70		1.31		1.70		10.37		7
7.62	47.92	313	1.33		1.70		1.33		1.70		6.12		13
5.34	(31.61)	8	1.20	*	5.43	*	1.20	*	5.43	*	4.32	*	244

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealRetirement® 2045 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.99	$0.32	$0.27	$0.59	$(0.11)	$0.00	$(0.11)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	9.99	0.37	0.22	0.59	(0.11)	0.00	(0.11)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00
Administrative Class
04/01/2012 - 09/30/2012+	9.99	0.26	0.32	0.58	(0.11)	0.00	(0.11)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00
Class D
04/01/2012 - 09/30/2012+	9.99	0.41	0.16	0.57	(0.10)	0.00	(0.10)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	9.99	0.26	0.32	0.58	(0.10)	0.00	(0.10)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	9.98	0.14	0.40	0.54	(0.03)	0.00	(0.03)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00
Class R
04/01/2012 - 09/30/2012+	9.98	0.16	0.40	0.56	(0.06)	0.00	(0.06)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00

PIMCO RealRetirement® 2050 Fund
Institutional Class
04/01/2012 - 09/30/2012+	$7.70	$0.22	$0.24	$0.46	$(0.12)	$0.00	$(0.12)
03/31/2012	8.18	0.52	(0.57)	(0.05)	(0.43)	0.00	(0.43)
03/31/2011	7.99	0.76	0.23	0.99	(0.80)	0.00	(0.80)
03/31/2010	5.31	0.47	2.46	2.93	(0.18)	(0.07)	(0.25)
03/31/2009	10.00	0.24	(3.69)	(3.45)	(0.24)	(1.00)	(1.24)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	7.70	0.25	0.20	0.45	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	7.65	0.32	(0.01)	0.31	(0.26)	0.00	(0.26)
Administrative Class
04/01/2012 - 09/30/2012+	7.66	0.16	0.29	0.45	(0.11)	0.00	(0.11)
03/31/2012	8.16	0.50	(0.59)	(0.09)	(0.41)	0.00	(0.41)
03/31/2011	7.98	0.73	0.23	0.96	(0.78)	0.00	(0.78)
03/31/2010	5.31	0.44	2.47	2.91	(0.17)	(0.07)	(0.24)
06/30/2008 - 03/31/2009	9.78	0.15	(3.39)	(3.24)	(0.23)	(1.00)	(1.23)
Class D
04/01/2012 - 09/30/2012+	7.62	0.11	0.33	0.44	(0.09)	0.00	(0.09)
03/31/2012	8.11	0.51	(0.61)	(0.10)	(0.39)	0.00	(0.39)
03/31/2011	7.94	0.90	0.04	0.94	(0.77)	0.00	(0.77)
03/31/2010	5.30	0.71	2.16	2.87	(0.16)	(0.07)	(0.23)
03/31/2009	10.00	0.18	(3.67)	(3.49)	(0.21)	(1.00)	(1.21)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	7.62	0.14	0.30	0.44	(0.10)	0.00	(0.10)
03/31/2012	8.11	0.60	(0.69)	(0.09)	(0.40)	0.00	(0.40)
03/31/2011	7.94	0.70	0.23	0.93	(0.76)	0.00	(0.76)
03/31/2010	5.29	0.57	2.31	2.88	(0.16)	(0.07)	(0.23)
03/31/2009	10.00	0.17	(3.67)	(3.50)	(0.21)	(1.00)	(1.21)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	7.56	0.10	0.30	0.40	(0.06)	0.00	(0.06)
03/31/2012	8.05	0.41	(0.56)	(0.15)	(0.34)	0.00	(0.34)
03/31/2011	7.89	0.64	0.23	0.87	(0.71)	0.00	(0.71)
03/31/2010	5.29	0.85	1.96	2.81	(0.14)	(0.07)	(0.21)
07/31/2008 - 03/31/2009	9.63	0.10	(3.24)	(3.14)	(0.20)	(1.00)	(1.20)

Please see footnotes on page 38.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.47	5.96%	$22,846	0.25	%*	1.26	%*	0.25	%*	1.26	%*	6.26	%*	6%
9.99	(0.10)	2,997	0.34	*	11.28	*	0.34	*	11.28	*	10.67	*	20

10.47	5.92	192	0.35	*	1.36	*	0.35	*	1.36	*	7.07	*	6
9.99	(0.10)	10	0.44	*	11.38	*	0.44	*	11.38	*	10.57	*	20

10.46	5.79	2,397	0.50	*	1.51	*	0.50	*	1.51	*	5.07	*	6
9.99	(0.10)	10	0.59	*	11.53	*	0.59	*	11.53	*	10.41	*	20

10.46	5.68	61	0.75	*	1.76	*	0.75	*	1.76	*	7.94	*	6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.47	5.77	186	0.75	*	1.76	*	0.75	*	1.76	*	5.09	*	6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.49	5.39	11	1.50	*	2.51	*	1.50	*	2.51	*	2.74	*	6
9.98	(0.20)	10	1.59	*	12.53	*	1.59	*	12.53	*	9.38	*	20

10.48	5.63	11	1.00	*	2.01	*	1.00	*	2.01	*	3.21	*	6
9.98	(0.20)	10	1.09	*	12.03	*	1.09	*	12.03	*	9.88	*	20

$8.04	6.01%	$21,228	0.28	%*	0.85	%*	0.28	%*	0.85	%*	5.55	%*	7%
7.70	(0.42)	5,687	0.36		0.85		0.36		0.85		6.71		42
8.18	12.95	3,748	0.47		0.85		0.47		0.85		9.33		9
7.99	55.35	3,183	0.42		0.85		0.42		0.85		6.50		14
5.31	(35.10)	1,947	0.36		2.94		0.36		2.94		3.04		227
10.00	0.00	3,000	0.29	*	0.29	*	0.29	*	0.29	*	(0.29	)*	0

8.03	5.85	78	0.38	*	0.95	*	0.38	*	0.95	*	6.36	*	7
7.70	4.20	10	0.46	*	0.95	*	0.46	*	0.95	*	10.00	*	42

8.00	5.89	10,705	0.53	*	1.10	*	0.53	*	1.10	*	4.10	*	7
7.66	(0.84)	6,947	0.61		1.10		0.61		1.10		6.54		42
8.16	12.57	12	0.72		1.10		0.72		1.10		9.06		9
7.98	54.99	10	0.67		1.10		0.67		1.10		6.07		14
5.31	(33.73)	6	0.61	*	4.12	*	0.61	*	4.12	*	2.91	*	227

7.97	5.75	2,387	0.78	*	1.35	*	0.78	*	1.35	*	2.88	*	7
7.62	(1.08)	3,452	0.87	(c)	1.36	(c)	0.87	(c)	1.36	(c)	6.63		42
8.11	12.28	2,741	1.07		1.45		1.07		1.45		11.09		9
7.94	54.36	301	1.03		1.45		1.03		1.45		9.52		14
5.30	(35.41)	10	0.96		4.54		0.96		4.54		2.35		227
10.00	0.00	10	0.89	*	0.89	*	0.89	*	0.89	*	(0.89	)*	0

7.96	5.72	803	0.78	*	1.35	*	0.78	*	1.35	*	3.53	*	7
7.62	(0.93)	772	0.87	(c)	1.36	(c)	0.87	(c)	1.36	(c)	7.92		42
8.11	12.19	204	1.07		1.45		1.07		1.45		8.71		9
7.94	54.65	75	1.02		1.45		1.02		1.45		7.85		14
5.29	(35.50)	20	0.96		5.19		0.96		5.19		2.43		227
10.00	0.00	10	0.89	*	0.89	*	0.89	*	0.89	*	(0.89	)*	0

7.90	5.27	366	1.53	*	2.10	*	1.53	*	2.10	*	2.75	*	7
7.56	(1.74)	253	1.62	(c)	2.11	(c)	1.62	(c)	2.11	(c)	5.30		42
8.05	11.42	252	1.82		2.20		1.82		2.20		8.05		9
7.89	53.33	129	1.79		2.20		1.79		2.20		11.32		14
5.29	(33.22)	8	1.73	*	6.10	*	1.73	*	6.10	*	2.27	*	227

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealRetirement® 2050 Fund (Cont.)
Class R
04/01/2012 - 09/30/2012+	$7.62	$0.13	$0.30	$0.43	$(0.09)	$0.00	$(0.09)
03/31/2012	8.11	0.54	(0.65)	(0.11)	(0.38)	0.00	(0.38)
03/31/2011	7.94	0.65	0.26	0.91	(0.74)	0.00	(0.74)
03/31/2010	5.30	0.46	2.40	2.86	(0.15)	(0.07)	(0.22)
07/31/2008 - 03/31/2009	9.63	0.12	(3.24)	(3.12)	(0.21)	(1.00)	(1.21)

PIMCO RealRetirement® Income and Distribution Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.52	$0.12	$0.37	$0.49	$(0.13)	$0.00	$(0.13)
03/31/2012	8.51	0.35	0.02	0.37	(0.31)	(0.05)	(0.36)
03/31/2011	8.30	0.56	0.21	0.77	(0.56)	0.00	(0.56)
03/31/2010	6.78	0.44	1.47	1.91	(0.33)	(0.06)	(0.39)
03/31/2009	10.00	0.44	(2.16)	(1.72)	(0.38)	(1.12)	(1.50)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	8.53	0.13	0.35	0.48	(0.12)	0.00	(0.12)
10/31/2011 - 03/31/2012	8.57	0.05	0.14	0.19	(0.18)	(0.05)	(0.23)
Administrative Class
04/01/2012 - 09/30/2012+	8.50	0.11	0.37	0.48	(0.12)	0.00	(0.12)
03/31/2012	8.51	0.35	(0.02)	0.33	(0.29)	(0.05)	(0.34)
03/31/2011	8.30	0.49	0.27	0.76	(0.55)	0.00	(0.55)
03/31/2010	6.77	0.39	1.51	1.90	(0.31)	(0.06)	(0.37)
06/30/2008 - 03/31/2009	9.88	0.34	(2.00)	(1.66)	(0.33)	(1.12)	(1.45)
Class D
04/01/2012 - 09/30/2012+	8.48	0.10	0.36	0.46	(0.10)	0.00	(0.10)
03/31/2012	8.48	0.30	0.03	0.33	(0.28)	(0.05)	(0.33)
03/31/2011	8.28	0.57	0.15	0.72	(0.52)	0.00	(0.52)
03/31/2010	6.77	0.64	1.22	1.86	(0.29)	(0.06)	(0.35)
03/31/2009	10.00	0.28	(2.06)	(1.78)	(0.33)	(1.12)	(1.45)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	8.47	0.10	0.36	0.46	(0.09)	0.00	(0.09)
03/31/2012	8.47	0.28	0.04	0.32	(0.27)	(0.05)	(0.32)
03/31/2011	8.27	0.63	0.09	0.72	(0.52)	0.00	(0.52)
03/31/2010	6.76	0.45	1.41	1.86	(0.29)	(0.06)	(0.35)
03/31/2009	10.00	0.47	(2.25)	(1.78)	(0.34)	(1.12)	(1.46)
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	8.43	0.07	0.35	0.42	(0.05)	0.00	(0.05)
03/31/2012	8.44	0.22	0.04	0.26	(0.22)	(0.05)	(0.27)
03/31/2011	8.25	0.43	0.23	0.66	(0.47)	0.00	(0.47)
03/31/2010	6.75	0.34	1.46	1.80	(0.24)	(0.06)	(0.30)
07/31/2008 - 03/31/2009	9.73	0.20	(1.75)	(1.55)	(0.31)	(1.12)	(1.43)
Class R
04/01/2012 - 09/30/2012+	8.46	0.09	0.36	0.45	(0.08)	0.00	(0.08)
03/31/2012	8.47	0.24	0.06	0.30	(0.26)	(0.05)	(0.31)
03/31/2011	8.27	0.53	0.16	0.69	(0.49)	0.00	(0.49)
03/31/2010	6.76	0.38	1.46	1.84	(0.27)	(0.06)	(0.33)
07/31/2008 - 03/31/2009	9.73	0.22	(1.76)	(1.54)	(0.31)	(1.12)	(1.43)

PIMCO Global Multi-Asset Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.35	$0.10	$0.16	$0.26	$(0.03)	$0.00	$(0.03)
03/31/2012	12.04	0.34	(0.31)	0.03	(0.56)	(0.16)	(0.72)
03/31/2011	11.20	0.48	1.08	1.56	(0.50)	(0.22)	(0.72)
03/31/2010	9.31	0.29	2.23	2.52	(0.49)	(0.14)	(0.63)
10/29/2008 - 03/31/2009	10.00	0.41	(0.78)	(0.37)	(0.32)	0.00	(0.32)

Please see footnotes on page 38.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$7.96	5.59%	$462	1.03	%*	1.60	%*	1.03	%*	1.60	%*	3.42	%*	7%
7.62	(1.14)	307	1.12	(c)	1.61	(c)	1.12	(c)	1.61	(c)	7.08		42
8.11	11.86	32	1.32		1.70		1.32		1.70		8.12		9
7.94	54.10	26	1.27		1.70		1.27		1.70		6.32		14
5.30	(32.94)	11	1.23	*	6.10		1.23	*	6.10	*	2.84	*	227

$8.88	5.72%	$10,555	0.24	%*	0.75	%*	0.24	%*	0.75	%*	2.84	%*	16%
8.52	4.50	9,707	0.32		0.75		0.32		0.75		4.12		14
8.51	9.53	4,885	0.39		0.75		0.39		0.75		6.55		0
8.30	28.20	3,934	0.38		0.75		0.38		0.75		5.48		10
6.78	(17.26)	2,480	0.23		2.38		0.23		2.38		5.09		186
10.00	0.00	3,000	0.14	*	0.14	*	0.14	*	0.14	*	(0.14	)*	0

8.89	5.70	141	0.34	*	0.85	*	0.34	*	0.85	*	3.00	*	16
8.53	2.30	10	0.42	*	0.85	*	0.42	*	0.85	*	1.46	*	14

8.86	5.62	21,623	0.49	*	1.00	*	0.49	*	1.00	*	2.53	*	16
8.50	4.08	7,029	0.57		1.00		0.57		1.00		4.08		14
8.51	9.30	22	0.64		1.00		0.64		1.00		5.74		0
8.30	28.11	11	0.63		1.00		0.63		1.00		4.89		10
6.77	(16.74)	8	0.50	*	3.26	*	0.50	*	3.26	*	5.58	*	186

8.84	5.47	2,574	0.74	*	1.25	*	0.74	*	1.25	*	2.36	*	16
8.48	3.98	1,557	0.83	(c)	1.26	(c)	0.83	(c)	1.26	(c)	3.51		14
8.48	8.89	390	0.99		1.35		0.99		1.35		6.72		0
8.28	27.52	273	1.00		1.35		1.00		1.35		7.84		10
6.77	(17.82)	28	0.87		5.40		0.87		5.40		3.50		186
10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

8.84	5.48	5,877	0.74	*	1.25	*	0.74	*	1.25	*	2.24	*	16
8.47	3.94	6,065	0.83	(c)	1.26	(c)	0.83	(c)	1.26	(c)	3.28		14
8.47	8.93	3,069	0.99		1.35		0.99		1.35		7.44		0
8.27	27.54	892	0.98		1.35		0.98		1.35		5.68		10
6.76	(17.78)	261	0.87		4.62		0.87		4.62		6.14		186
10.00	0.00	10	0.74	*	0.74	*	0.74	*	0.74	*	(0.74	)*	0

8.80	5.03	1,696	1.49	*	2.00	*	1.49	*	2.00	*	1.51	*	16
8.43	3.21	1,578	1.58	(c)	2.01	(c)	1.58	(c)	2.01	(c)	2.60		14
8.44	8.10	694	1.74		2.10		1.74		2.10		5.04		0
8.25	26.64	310	1.73		2.10		1.73		2.10		4.26		10
6.75	(15.98)	101	1.69	*	7.41	*	1.69	*	7.41	*	4.37	*	186

8.83	5.38	273	0.99	*	1.50	*	0.99	*	1.50	*	2.04	*	16
8.46	3.69	235	1.08	(c)	1.51	(c)	1.08	(c)	1.51	(c)	2.85		14
8.47	8.55	53	1.24		1.60		1.24		1.60		6.23		0
8.27	27.24	115	1.23		1.60		1.23		1.60		4.73		10
6.76	(15.77)	36	1.23	*	9.83	*	1.23	*	9.83	*	4.34	*	186

$11.58	2.32%	$2,390,054	0.55	%*	1.04	%*	0.53	%*	1.02	%*	1.74	%*	83%
11.35	0.54	2,396,376	0.52		0.99		0.52		0.99		2.93		94
12.04	14.34	1,750,218	0.54		0.97		0.54		0.97		4.20		71
11.20	27.20	951,110	0.69		0.95		0.69		0.95		2.60		217
9.31	(3.78)	191,340	0.52	*	1.10	*	0.52	*	1.10	*	10.40	*	83

Please see footnotes on page 38.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Global Multi-Asset Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$11.33	$0.09	$0.18	$0.27	$(0.03)	$0.00	$(0.03)
03/31/2012	12.03	0.35	(0.34)	0.01	(0.55)	(0.16)	(0.71)
03/31/2011	11.19	0.51	1.04	1.55	(0.49)	(0.22)	(0.71)
03/31/2010	9.31	0.31	2.20	2.51	(0.49)	(0.14)	(0.63)
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00	(0.32)
Administrative Class
04/01/2012 - 09/30/2012+	11.33	0.09	0.17	0.26	(0.02)	0.00	(0.02)
03/31/2012	11.44	0.08	0.37	0.45	(0.40)	(0.16)	(0.56)
Class D
04/01/2012 - 09/30/2012+	11.27	0.06	0.18	0.24	(0.01)	0.00	(0.01)
03/31/2012	11.98	0.26	(0.30)	(0.04)	(0.51)	(0.16)	(0.67)
03/31/2011	11.15	0.41	1.08	1.49	(0.44)	(0.22)	(0.66)
03/31/2010	9.30	0.22	2.23	2.45	(0.46)	(0.14)	(0.60)
10/29/2008 - 03/31/2009	10.00	0.15	(0.53)	(0.38)	(0.32)	0.00	(0.32)
Class A
04/01/2012 - 09/30/2012+	11.27	0.06	0.17	0.23	(0.01)	0.00	(0.01)
03/31/2012	11.97	0.26	(0.29)	(0.03)	(0.51)	(0.16)	(0.67)
03/31/2011	11.14	0.41	1.08	1.49	(0.44)	(0.22)	(0.66)
03/31/2010	9.30	0.22	2.22	2.44	(0.46)	(0.14)	(0.60)
10/29/2008 - 03/31/2009	10.00	0.17	(0.55)	(0.38)	(0.32)	0.00	(0.32)
Class C
04/01/2012 - 09/30/2012+	11.13	0.02	0.17	0.19	(0.00)^	0.00	(0.00)^
03/31/2012	11.87	0.18	(0.31)	(0.13)	(0.45)	(0.16)	(0.61)
03/31/2011	11.06	0.33	1.07	1.40	(0.37)	(0.22)	(0.59)
03/31/2010	9.28	0.15	2.20	2.35	(0.43)	(0.14)	(0.57)
10/29/2008 - 03/31/2009	10.00	0.08	(0.48)	(0.40)	(0.32)	0.00	(0.32)
Class R
04/01/2012 - 09/30/2012+	11.21	0.05	0.17	0.22	(0.00)^	0.00	(0.00)^
03/31/2012	11.93	0.25	(0.32)	(0.07)	(0.49)	(0.16)	(0.65)
03/31/2011	11.13	0.52	0.93	1.45	(0.43)	(0.22)	(0.65)
03/31/2010	9.30	0.22	2.20	2.42	(0.45)	(0.14)	(0.59)
10/29/2008 - 03/31/2009	10.00	0.07	(0.46)	(0.39)	(0.31)	0.00	(0.31)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.20% to an annual rate of 0.20%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.35%.
(e)	Ratio of expenses to average net assets includes line of credit expenses.
(f)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.15% to an annual rate of 0.25%.

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.57	2.37%	$936,971	0.65	%*	1.14	%*	0.63	%*	1.12	%*	1.63	%*	83%
11.33	0.38	922,381	0.62		1.09		0.62		1.09		3.06		94
12.03	14.26	504,342	0.64		1.07		0.64		1.07		4.39		71
11.19	27.06	164,760	0.78		1.05		0.78		1.05		2.77		217
9.31	(3.80)	10	0.62	*	1.15	*	0.62	*	1.15	*	11.59	*	83

11.57	2.32	2,287	0.80	*	1.29	*	0.78	*	1.27	*	1.55	*	83
11.33	4.24	2,407	0.77	*	1.24	*	0.77	*	1.24	*	1.55	*	94

11.50	2.11	222,138	1.15	*	1.64	*	1.13	*	1.62	*	1.11	*	83
11.27	(0.09)	242,360	1.12		1.59		1.12		1.59		2.24		94
11.98	13.71	222,235	1.14		1.57		1.14		1.57		3.54		71
11.15	26.39	121,844	1.29		1.55		1.29		1.55		2.02		217
9.30	(3.92)	17,099	1.12	*	1.82	*	1.12	*	1.82	*	3.89	*	83

11.49	2.01	1,011,645	1.15	*	1.64	*	1.13	*	1.62	*	1.08	*	83
11.27	0.01	1,229,935	1.12		1.59		1.12		1.59		2.29		94
11.97	13.72	1,030,403	1.14		1.57		1.14		1.57		3.61		71
11.14	26.30	548,302	1.29		1.55		1.29		1.55		2.05		217
9.30	(3.91)	41,693	1.12	*	1.81	*	1.12	*	1.81	*	4.38	*	83

11.32	1.71	842,991	1.90	*	2.39	*	1.88	*	2.37	*	0.36	*	83
11.13	(0.87)	917,668	1.87		2.34		1.87		2.34		1.60		94
11.87	12.92	714,316	1.89		2.32		1.89		2.32		2.90		71
11.06	25.40	332,605	2.04		2.30		2.04		2.30		1.37		217
9.28	(4.13)	16,972	1.87	*	2.55	*	1.87	*	2.55	*	1.99	*	83

11.43	1.96	19,691	1.40	*	1.89	*	1.38	*	1.87	*	0.89	*	83
11.21	(0.31)	19,436	1.37		1.84		1.37		1.84		2.16		94
11.93	13.39	11,560	1.39		1.82		1.39		1.82		4.46		71
11.13	26.05	1,085	1.53		1.80		1.53		1.80		2.03		217
9.30	(4.03)	151	1.37	*	1.97	*	1.37	*	1.97	*	1.80	*	83

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund

Assets:
Investments, at value	$0	$0	$276	$886	$1,236
Investments in Affiliates, at value	30,597,576	34,500,234	33,113	67,966	42,784
Repurchase agreements, at value	1,081	1,038	128	0	170
Cash	1	0	2	77	2
Deposits with counterparty	0	0	36	92	42
Foreign currency, at value	0	0	0	1	0
Receivable for investments sold	0	0	0	1	0
Receivable for investments in Affiliates sold	36,605	31,418	0	0	0
Receivable for Fund shares sold	58,442	152,448	42	69	62
Dividends receivable from Affiliates	61,758	57,691	44	80	41
Variation margin receivable on financial derivative instruments	0	0	0	1	1
Reimbursement receivable from PIMCO	507	223	0	0	0
OTC swap premiums paid	0	0	14	37	15
Unrealized appreciation on foreign currency contracts	0	0	1	7	2
Unrealized appreciation on OTC swap agreements	0	0	3	11	4
Other assets	0	8	0	0	0
	30,755,970	34,743,060	33,659	69,228	44,359

Liabilities:
Payable for investments purchased	$0	$0	$5	$10	$5
Payable for investments in Affiliates purchased	129,360	483,427	44	80	41
Payable for Fund shares redeemed	58,099	36,766	10	87	0
Payable for line of credit	0	10,084,888	0	0	0
Written options outstanding	0	0	13	29	22
Accrued investment advisory fees	3,928	3,467	4	6	2
Accrued supervisory and administrative fees	2,073	2,377	2	5	2
Accrued distribution fees	1,351	2,061	4	8	6
Accrued servicing fees	756	1,301	0	1	1
Variation margin payable on financial derivative instruments	0	0	1	4	3
Reimbursement to PIMCO	0	0	1	0	1
OTC swap premiums received	0	0	0	1	0
Unrealized depreciation on foreign currency contracts	0	0	5	14	7
Unrealized depreciation on OTC swap agreements	0	0	11	28	11
	195,567	10,614,287	100	273	101

Net Assets	$30,560,403	$24,128,773	$33,559	$68,955	$44,258

Net Assets Consist of:
Paid in capital	$30,443,678	$23,204,381	$32,451	$67,129	$42,530
Undistributed net investment income	109,353	88,999	163	338	250
Accumulated undistributed net realized (loss)	(1,662,262)	(302,184)	(214)	(786)	(359)
Net unrealized appreciation	1,669,634	1,137,577	1,159	2,274	1,837
	$30,560,403	$24,128,773	$33,559	$68,955	$44,258

Cost of Investments	$0	$0	$344	$1,108	$1,318
Cost of Investments in Affiliates	$28,927,942	$33,362,657	$31,872	$65,441	$40,850
Cost of Repurchase Agreements	$1,081	$1,038	$128	$0	$170
Cost of Foreign Currency Held	$0	$0	$0	$1	$0
Premiums Received on Written Options	$0	$0	$15	$37	$27

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2030 Fund	PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$2,869	$2,511	$4,804	$1,992	$2,975	$188
60,858	37,006	56,644	23,703	32,635	42,369
153	0	175	0	232	121
1	56	1	30	1	0
75	65	100	87	65	48
1	1	1	0	1	2
2	0	3	0	2	1
0	0	0	0	0	0
67	59	80	6	149	44
45	20	26	9	12	59
1	1	1	1	1	1
0	0	0	0	0	0
30	10	29	4	15	21
9	3	11	0	7	5
9	3	8	0	4	7
0	0	0	0	0	0
64,120	39,735	61,883	25,832	36,099	42,866

$9	$4	$9	$4	$4	$5
45	21	26	10	13	59
23	45	148	89	2	7
0	0	0	0	0	0
36	24	43	18	24	16
5	2	6	2	2	4
4	2	3	1	2	4
8	4	6	1	3	5
1	0	1	0	0	2
6	4	7	3	5	1
0	1	0	0	0	0
2	0	2	0	1	1
10	7	11	0	5	7
22	6	20	0	9	16
171	120	282	128	70	127

$63,949	$39,615	$61,601	$25,704	$36,029	$42,739

$62,137	$38,037	$59,922	$24,824	$35,381	$41,625
337	264	386	159	263	238
(847)	(377)	(896)	(68)	(599)	(474)
2,322	1,691	2,189	789	984	1,350
$63,949	$39,615	$61,601	$25,704	$36,029	$42,739

$3,019	$2,545	$4,911	$1,977	$3,047	$333
$58,360	$35,262	$54,315	$22,921	$31,564	$40,864
$153	$0	$175	$0	$232	$121
$1	$1	$1	$0	$1	$1
$39	$25	$45	$19	$25	$21

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund

Net Assets:
Institutional Class	$23,818,289	$11,082,323	$7,229	$23,451	$11,553
Class P	1,298,699	4,333,706	187	183	805
Administrative Class	385,924	NA	22,476	33,892	28,716
Class D	930,703	1,463,209	1,183	3,650	1,588
Class A	2,036,338	3,912,433	2,185	5,486	1,337
Class B	31,739	NA	NA	NA	NA
Class C	1,959,117	3,337,102	266	1,423	155
Class R	99,594	NA	33	870	104

Shares Issued and Outstanding:
Institutional Class	1,880,560	991,508	696	2,769	1,130
Class P	102,524	388,074	18	21	79
Administrative Class	30,525	NA	2,169	3,934	2,815
Class D	73,914	132,008	114	433	156
Class A	161,947	352,107	211	651	131
Class B	2,534	NA	NA	NA	NA
Class C	157,555	303,233	26	169	15
Class R	7,963	NA	3	103	10

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$12.67	$11.18	$10.38	$8.47	$10.22
Class P	12.67	11.17	10.38	8.47	10.22
Administrative Class	12.64	NA	10.36	8.62	10.20
Class D	12.59	11.08	10.37	8.44	10.20
Class A	12.57	11.11	10.38	8.42	10.21
Class B	12.53	NA	NA	NA	NA
Class C	12.43	11.01	10.36	8.43	10.18
Class R	12.51	NA	10.35	8.46	10.20

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2030 Fund	PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$19,767	$17,546	$26,643	$22,846	$21,228	$10,555
649	866	1,009	192	78	141
34,745	20,112	27,910	2,397	10,705	21,623
3,021	543	2,064	61	2,387	2,574
3,781	417	2,816	186	803	5,877
NA	NA	NA	NA	NA	NA
1,287	81	340	11	366	1,696
699	50	819	11	462	273

2,480	1,743	3,421	2,181	2,640	1,189
82	86	130	18	10	16
4,363	2,002	3,594	229	1,338	2,439
381	54	267	6	300	291
478	41	364	18	101	665
NA	NA	NA	NA	NA	NA
163	8	44	1	46	193
88	5	106	1	58	31

$7.97	$10.07	$7.79	$10.47	$8.04	$8.88
7.97	10.06	7.79	10.47	8.03	8.89
7.96	10.05	7.77	10.46	8.00	8.86
7.92	10.04	7.73	10.46	7.97	8.84
7.92	10.05	7.73	10.47	7.96	8.84
NA	NA	NA	NA	NA	NA
7.89	10.03	7.68	10.49	7.90	8.80
7.95	10.05	7.73	10.48	7.96	8.83

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value	$3,404,491
Investments in Affiliates, at value	3,030,300
Repurchase agreements, at value	25,145
Cash	87
Deposits with counterparty	31,097
Foreign currency, at value	5,468
Receivable for investments sold	604,274
Receivable for Fund shares sold	6,182
Interest and dividends receivable	7,355
Dividends receivable from Affiliates	4,265
Variation margin receivable on financial derivative instruments	3,002
Reimbursement receivable from PIMCO	369
OTC swap premiums paid	8,340
Unrealized appreciation on foreign currency contracts	20,104
Unrealized appreciation on OTC swap agreements	14,170
Other assets	601
7,165,250

Liabilities:
Payable for reverse repurchase agreements	$54,634
Payable for investments purchased	1,191,227
Payable for investments in Affiliates purchased	4,899
Payable for sale-buyback financing transactions	334,857
Payable for short sales	11,629
Deposits from counterparty	51,972
Payable for Fund shares redeemed	10,264
Written options outstanding	19,263
Accrued investment advisory fees	2,085
Accrued supervisory and administrative fees	928
Accrued distribution fees	520
Accrued servicing fees	350
Variation margin payable on financial derivative instruments	2,016
OTC swap premiums received	3,059
Unrealized depreciation on foreign currency contracts	45,020
Unrealized depreciation on OTC swap agreements	6,743
Other liabilities	7
1,739,473

Net Assets	$5,425,777

Net Assets Consist of:
Paid in capital	$5,318,648
Undistributed net investment income	11,211
Accumulated undistributed net realized (loss)	(25,428)
Net unrealized appreciation	121,346
$5,425,777

Cost of Investments	$3,434,430
Cost of Investments in Affiliates	$2,869,240
Cost of Repurchase Agreements	$25,145
Cost of Foreign Currency Held	$5,485
Proceeds Received on Short Sales	$11,397
Premiums Received on Written Options	$32,179

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$2,390,054
Class P	936,971
Administrative Class	2,287
Class D	222,138
Class A	1,011,645
Class C	842,991
Class R	19,691

Shares Issued and Outstanding:
Institutional Class	206,339
Class P	81,000
Administrative Class	198
Class D	19,324
Class A	88,008
Class C	74,477
Class R	1,723

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$11.58
Class P	11.57
Administrative Class	11.57
Class D	11.50
Class A	11.49
Class C	11.32
Class R	11.43

*	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund

Investment Income:
Dividends	$0	$0	$1	$7	$13
Dividends from Affiliate investments	502,013	470,302	382	860	570
Total Income	502,013	470,302	383	867	583

Expenses:
Investment advisory fees	24,879	20,185	90	195	116
Supervisory and administrative fees	13,188	13,969	10	26	11
Distribution and/or servicing fees - Administrative Class	455	0	19	32	26
Distribution and/or servicing fees - Class D	1,050	1,583	1	4	1
Distribution fees - Class B	136	0	0	0	0
Distribution fees - Class C	6,885	10,631	1	5	0
Distribution fees - Class R	108	0	0	1	0
Servicing fees - Class A	2,438	4,193	3	6	2
Servicing fees - Class B	45	0	0	0	0
Servicing fees - Class C	2,295	3,544	0	2	0
Servicing fees - Class R	108	0	0	1	0
Interest expense	17	60,327	0	0	0
Miscellaneous expense	0	18	1	0	1
Total Expenses	51,604	114,450	125	272	157
Waiver and/or Reimbursement by PIMCO	(11,744)	(4,133)	(65)	(144)	(89)
Net Expenses	39,860	110,317	60	128	68

Net Investment Income	462,153	359,985	323	739	515

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	0	0	(85)	(225)	(133)
Net realized gain (loss) on Affiliate investments	299,344	54,460	24	7	13
Net realized gain (loss) on futures contracts	0	0	180	405	195
Net realized gain on written options	0	0	6	14	10
Net realized (loss) on swaps	0	0	(13)	(25)	(14)
Net realized gain (loss) on foreign currency transactions	0	0	(61)	(165)	(85)
Net change in unrealized appreciation (depreciation) on investments	0	0	(33)	(80)	(42)
Net change in unrealized appreciation on Affiliate investments	847,909	974,105	969	2,105	1,283
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	15	31	15
Net change in unrealized appreciation on written options	0	0	2	8	5
Net change in unrealized appreciation (depreciation) on swaps	0	0	(2)	(4)	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	27	75	45
Net Gain	1,147,253	1,028,565	1,029	2,146	1,292

Net Increase in Net Assets Resulting from Operations	$1,609,406	$1,388,550	$1,352	$2,885	$1,807

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2030 Fund	PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$31	$28	$55	$23	$33	$0
873	557	962	339	555	526
904	585	1,017	362	588	526

171	100	173	45	92	121
21	8	18	3	11	21
31	19	30	2	10	19
3	0	2	0	3	2
0	0	0	0	0	0
5	0	1	0	1	6
1	0	1	0	1	0
4	0	3	0	1	8
0	0	0	0	0	0
1	0	0	0	0	2
1	0	1	0	1	0
0	0	0	0	0	0
0	1	0	23	0	0
238	128	229	73	120	179
(127)	(75)	(121)	(57)	(66)	(88)
111	53	108	16	54	91

793	532	909	346	534	435

(216)	(122)	(226)	(15)	(115)	(116)
1	(18)	(26)	(9)	(90)	(35)
340	166	332	(28)	168	296
19	15	26	11	15	5
(17)	(7)	(19)	0	(5)	(12)
(49)	(66)	(43)	1	(19)	(91)
(48)	(6)	(29)	20	(12)	(60)
1,915	1,235	1,859	778	1,097	1,422
16	3	10	(7)	2	21
3	1	2	1	1	5
(3)	1	(2)	0	(2)	(1)
0	42	2	0	(1)	34
1,961	1,244	1,886	752	1,039	1,468

$2,754	$1,776	$2,795	$1,098	$1,573	$1,903

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Consolidated Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Investment Income:
Interest, net of foreign taxes*	$11,934
Dividends, net of foreign taxes**	14,329
Dividends from Affiliate investments	35,823
Total Income	62,086

Expenses:
Investment advisory fees	26,160
Supervisory and administrative fees	6,318
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Class D	285
Distribution fees - Class C	3,260
Distribution fees - Class R	24
Servicing fees - Class A	1,354
Servicing fees - Class C	1,087
Servicing fees - Class R	24
Trustees’ fees	3
Interest expense	461
Total Expenses	38,979
Waiver by PIMCO	(13,803)
Net Expenses	25,176

Net Investment Income	36,910

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(32,289)
Net realized (loss) on Affiliate investments	(11,980)
Net realized gain on futures contracts	8,748
Net realized gain on written options	8,551
Net realized (loss) on swaps	(1,943)
Net realized gain on foreign currency transactions	40,429
Net change in unrealized (depreciation) on investments	(3,987)
Net change in unrealized appreciation on Affiliate investments	70,989
Net change in unrealized (depreciation) on futures contracts	(2,856)
Net change in unrealized appreciation on written options	6,409
Net change in unrealized appreciation on swaps	7,608
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(18,160)
Net Gain	71,519

Net Increase in Net Assets Resulting from Operations	$108,429

* Foreign tax withholdings - Interest	$7
** Foreign tax withholdings - Dividends	$24

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund		PIMCO RealRetirement® 2015 Fund		PIMCO RealRetirement® 2020 Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from June 30, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

(Amounts in thousands)

Increase in Net Assets from:

Operations:
Net investment income	$462,153	$1,594,210	$359,985	$1,134,366	$323	$323	$739	$1,029
Net realized gain (loss)	0	0	0	0	27	(129)	4	(49)
Net realized gain (loss) on Affiliate investments	299,344	(65,813)	54,460	(287,683)	24	(88)	7	(422)
Net capital gain distributions received from Underlying Funds	0	103,894	0	79,224	0	80	0	255
Net change in unrealized appreciation (depreciation)	0	0	0	0	9	(91)	30	(424)
Net change in unrealized appreciation (depreciation) on Affiliate investments	847,909	(371,649)	974,105	11,316	969	272	2,105	834
Net increase resulting from operations	1,609,406	1,260,642	1,388,550	937,223	1,352	367	2,885	1,223

Distributions to Shareholders:
From net investment income
Institutional Class	(295,190)	(1,342,686)	(142,328)	(516,082)	(90)	(183)	(311)	(530)
Class P	(15,056)	(56,372)	(53,732)	(198,278)	(1)	(0)^	(2)	(0)^
Administrative Class	(4,203)	(21,576)	0	0	(181)	(115)	(372)	(324)
Class D	(9,120)	(52,794)	(15,984)	(75,491)	(8)	(4)	(38)	(88)
Class A	(18,865)	(126,553)	(40,692)	(217,164)	(18)	(9)	(59)	(89)
Class B	(118)	(3,337)	0	0	0	0	0	0
Class C	(9,470)	(102,757)	(21,758)	(155,946)	(1)	(1)	(9)	(30)
Class R	(778)	(4,142)	0	0	(0)^	(0)^	(8)	(20)
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	(77)
Class P	0	0	0	0	0	0	0	(0)^
Administrative Class	0	0	0	0	0	0	0	(26)
Class D	0	0	0	0	0	0	0	(12)
Class A	0	0	0	0	0	0	0	(11)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	(5)
Class R	0	0	0	0	0	0	0	(4)

Total Distributions	(352,800)	(1,710,217)	(274,494)	(1,162,961)	(299)	(312)	(799)	(1,216)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,526,646	7,031,149	5,350,833	7,477,225	12,860	19,591	23,667	32,287

Total Increase in Net Assets	2,783,252	6,581,574	6,464,889	7,251,487	13,913	19,646	25,753	32,294

Net Assets:
Beginning of period	27,777,151	21,195,577	17,663,884	10,412,397	19,646	0	43,202	10,908
End of period*	$30,560,403	$27,777,151	$24,128,773	$17,663,884	$33,559	$19,646	$68,955	$43,202

*Including undistributed net investment income of:	$109,353	$0	$88,999	$3,508	$163	$139	$338	$398

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Statements of Changes in Net Assets (Cont.)

	PIMCO RealRetirement® 2025 Fund		PIMCO RealRetirement® 2030 Fund		PIMCO RealRetirement® 2035 Fund		PIMCO RealRetirement® 2040 Fund

	Six Months Ended September 30, 2012 (Unaudited)	Period from June 30, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from June 30, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

(Amounts in thousands)

Increase in Net Assets from:

Operations:
Net investment income	$515	$512	$793	$877	$532	$491	$909	$1,077
Net realized gain (loss)	(27)	(158)	77	(213)	(14)	(184)	70	(276)
Net realized gain (loss) on Affiliate investments	13	(154)	1	(529)	(18)	(130)	(26)	(542)
Net capital gain distributions received from Underlying Funds	0	125	0	178	0	94	0	200
Net change in unrealized appreciation (depreciation)	23	(120)	(32)	(309)	41	(94)	(17)	(289)
Net change in unrealized appreciation on Affiliate investments	1,283	651	1,915	1,005	1,235	509	1,859	949
Net increase (decrease) resulting from operations	1,807	856	2,754	1,009	1,776	686	2,795	1,119

Distributions to Shareholders:
From net investment income
Institutional Class	(134)	(256)	(230)	(367)	(208)	(276)	(366)	(366)
Class P	(7)	(0)^	(7)	(0)^	(9)	(0)^	(13)	(0)^
Administrative Class	(270)	(228)	(375)	(327)	(224)	(152)	(378)	(478)
Class D	(13)	(4)	(30)	(71)	(5)	(2)	(26)	(48)
Class A	(12)	(7)	(39)	(56)	(5)	(1)	(35)	(65)
Class C	(1)	(1)	(6)	(46)	(0)^	(1)	(3)	(7)
Class R	(1)	(0)^	(6)	(7)	(0)^	(0)^	(9)	(26)
From net realized capital gains
Institutional Class	0	0	0	(26)	0	0	0	(19)
Class P	0	0	0	(0)^	0	0	0	(0)^
Administrative Class	0	0	0	(12)	0	0	0	(25)
Class D	0	0	0	(5)	0	0	0	(2)
Class A	0	0	0	(4)	0	0	0	(3)
Class C	0	0	0	(4)	0	0	0	(0)^
Class R	0	0	0	(1)	0	0	0	(0)^

Total Distributions	(438)	(496)	(693)	(926)	(451)	(432)	(830)	(1,039)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	19,682	22,847	29,031	24,702	19,283	18,753	26,706	27,223

Total Increase in Net Assets	21,051	23,207	31,092	24,785	20,608	19,007	28,671	27,303

Net Assets:
Beginning of period	23,207	0	32,857	8,072	19,007	0	32,930	5,627
End of period*	$44,258	$23,207	$63,949	$32,857	$39,615	$19,007	$61,601	$32,930

*Including undistributed net investment income of:	$250	$173	$337	$237	$264	$183	$386	$307

**	See note 11 in the Notes to Financial Statements.
^	Amount is less than $500.

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealRetirement® 2045 Fund		PIMCO RealRetirement® 2050 Fund		PIMCO RealRetirement® Income and Distribution Fund

Six Months Ended September 30, 2012 (Unaudited)	Period from February 29, 2012 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$346	$28	$534	$631	$435	$602
(31)	(22)	44	(195)	82	106

(9)	(6)	(90)	(220)	(35)	(297)

0	0	0	83	0	137

14	(7)	(12)	(252)	(1)	(300)

778	4	1,097	366	1,422	473

1,098	(3)	1,573	413	1,903	721

(192)	0	(272)	(242)	(141)	(289)
(2)	0	(1)	(0)^	(1)	(0)^
(19)	0	(135)	(134)	(236)	(125)
(0)^	0	(25)	(144)	(23)	(40)
(2)	0	(10)	(24)	(65)	(152)
(0)^	0	(2)	(10)	(10)	(38)
(0)^	0	(4)	(7)	(3)	(4)

0	0	0	0	0	(61)
0	0	0	0	0	(0)^
0	0	0	0	0	(18)
0	0	0	0	0	(10)
0	0	0	0	0	(33)
0	0	0	0	0	(10)
0	0	0	0	0	(0)^

(215)	0	(449)	(561)	(479)	(780)

21,764	3,060	17,477	10,587	15,134	17,127

22,647	3,057	18,601	10,439	16,558	17,068

3,057	0	17,428	6,989	26,181	9,113
$25,704	$3,057	$36,029	$17,428	$42,739	$26,181

$159	$28	$263	$178	$238	$282

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

(Amounts in thousands)

Increase in Net Assets from:

Operations:
Net investment income	$36,910	$126,450
Net realized gain	23,496	25,660
Net realized gain (loss) on Affiliate investments	(11,980)	2,760
Net capital gain distributions received from Underlying Funds	0	33,871
Net change in unrealized (depreciation)	(10,986)	(129,290)
Net change in unrealized appreciation (depreciation) on Affiliate investments	70,989	(42,163)
Net increase resulting from operations	108,429	17,288

Distributions to Shareholders:
From net investment income
Institutional Class	(6,895)	(101,431)
Class P	(2,346)	(37,464)
Administrative Class	(4)	(0)^
Class D	(158)	(10,210)
Class A	(598)	(52,111)
Class C	(0)^	(34,469)
Class R	(0)^	(716)
From net realized capital gains
Institutional Class	0	(29,136)
Class P	0	(11,708)
Administrative Class	0	(0)^
Class D	0	(3,293)
Class A	0	(16,687)
Class C	0	(12,599)
Class R	0	(236)

Total Distributions	(10,001)	(310,060)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(403,214)	1,790,261

Total Increase (Decrease) in Net Assets	(304,786)	1,497,489

Net Assets:
Beginning of period	5,730,563	4,233,074
End of period*	$5,425,777	$5,730,563

*Including undistributed (overdistributed) net investment income of:	$11,211	$(15,698)

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$1,388,550

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(11,377,792)
Proceeds from sales of long-term securities	2,971,545
Proceeds from sales of short-term portfolio investments, net	693,042
Increase in receivable for investments sold	(31,418)
Increase in dividends receivable from Affiliate investments	(8,620)
Decrease in reimbursement receivable from PIMCO	500
Increase in other assets	(8)
Decrease in payable for investments purchased	(1,146,369)
Increase in accrued investment advisory fees	445
Decrease in accrued supervisory and administrative fees	(10)
Increase in accrued distribution fee	433
Increase in accrued servicing fee	74
Net change in unrealized appreciation on Affiliate investments	(974,105)
Net realized gain on Affiliate investments	(54,460)
Net cash used for operating activities	(8,538,193)

Cash flows received from financing activities:
Proceeds from shares sold	7,100,182
Payment on shares redeemed	(2,009,458)
Cash dividend paid*	(56,071)
Decrease in overdraft due to custodian	(4,172)
Net borrowing of line of credit	3,507,712
Net cash received from financing activities	8,538,193

Net Increase (Decrease) in Cash	0

Cash and Foreign Currency:
Beginning of period	0
End of period	$0

* Reinvestment of dividends	$218,423

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(60,327)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO All Asset Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	147,011,661	$1,645,060
PIMCO CommodityRealReturn Strategy Fund®	76,005,814	542,681
PIMCO Convertible Fund	47,933,354	655,728
PIMCO Credit Absolute Return Fund	6,139,495	63,973
PIMCO Diversified Income Fund	110,238,021	1,342,699
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	293,632,036	3,077,264
PIMCO Emerging Local Bond Fund	222,563,193	2,417,036
PIMCO Emerging Markets Bond Fund	99,029,151	1,217,068
PIMCO Emerging Markets Corporate Bond Fund	9,308,868	111,148
PIMCO Emerging Markets Currency Fund	232,226,309	2,436,054
PIMCO EqS Pathfinder Fund®	53,525,508	559,877
PIMCO EqSTM Dividend Fund	2,822,647	31,360
PIMCO EqSTM Emerging Markets Fund	7,620,069	65,228
PIMCO EqSTM Long/Short Fund	11,904,561	114,522
PIMCO Floating Income Fund	232,775,082	2,053,076
PIMCO Foreign Bond Fund (Unhedged)	76,157,919	884,955
PIMCO Fundamental Advantage Total Return Strategy Fund	198,744,377	846,651
PIMCO Fundamental IndexPLUS® TR Fund	3,743,367	22,760
PIMCO Global Advantage® Strategy Bond Fund	86,482,640	1,016,171
PIMCO High Yield Fund	259,934,494	2,474,576
PIMCO High Yield Spectrum Fund	73,125,310	782,441
PIMCO Income Fund	219,348,277	2,680,436
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	140,505,109	1,659,365
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	25,923,194	167,205
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,511,019	50,399
PIMCO Investment Grade Corporate Bond Fund	32,876,889	370,523
PIMCO Long Duration Total Return Fund	2,809,524	35,372
PIMCO Long-Term Credit Fund	64,190,720	856,304
PIMCO Long-Term U.S. Government Fund	1,150,635	13,808
PIMCO Low Duration Fund	5,132,542	54,662
PIMCO Real Return Asset Fund	11,559	146
PIMCO Real Return Fund	133,855	1,681
PIMCO RealEstateRealReturn Strategy Fund	46,158,956	248,335
PIMCO Senior Floating Rate Fund	64,129,563	652,839
PIMCO Short-Term Fund	2,727,274	26,973
PIMCO Small Cap StocksPLUS® TR Fund	5,169,295	42,595
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	14,652,499	185,354
PIMCO StocksPLUS® Fund	306,693	2,760
PIMCO StocksPLUS® Total Return Fund	3,912,211	36,618
PIMCO Total Return Fund	44,060,515	510,221
PIMCO Unconstrained Bond Fund	52,554,278	611,732

Total Mutual Funds (Cost $28,898,022)		30,567,656

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$1,081	1,081

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $1,104. Repurchase proceeds are $1,081.)

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
PIMCO Short-Term Floating NAV Portfolio	2,985,142	$29,920

Total Short-Term Instruments (Cost $31,001)		31,001

Total Investments 100.1% (Cost $28,929,023)		$30,598,657

Other Assets and Liabilities (Net) (0.1%)		(38,254)

Net Assets 100.0%		$30,560,403

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$30,567,656	$0	$0	$30,567,656
Short-Term Instruments
Repurchase Agreements	0	1,081	0	1,081
PIMCO Short-Term Floating NAV Portfolio	29,920	0	0	29,920
	$30,597,576	$1,081	$0	$30,598,657

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO All Asset All Authority Fund

.	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 139.3%
PIMCO CommoditiesPLUS® Strategy Fund	165,119,720	$1,847,690
PIMCO CommodityRealReturn Strategy Fund®	40,707,639	290,652
PIMCO Convertible Fund	45,089,667	616,827
PIMCO Credit Absolute Return Fund	10,683,658	111,324
PIMCO Diversified Income Fund	113,664,602	1,384,435
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	196,839,773	2,062,881
PIMCO Emerging Local Bond Fund	234,843,622	2,550,402
PIMCO Emerging Markets Bond Fund	142,317,316	1,749,080
PIMCO Emerging Markets Corporate Bond Fund	13,065,275	155,999
PIMCO Emerging Markets Currency Fund	275,355,218	2,888,476
PIMCO EqS Pathfinder Fund®	47,778,738	499,766
PIMCO EqS™ Dividend Fund	2,052,835	22,807
PIMCO EqS™ Emerging Markets Fund	3,810,035	32,614
PIMCO EqS™ Long/Short Fund	13,001,275	125,072
PIMCO Floating Income Fund	155,895,814	1,375,001
PIMCO Foreign Bond Fund (Unhedged)	46,073,460	535,374
PIMCO Fundamental Advantage Total Return Strategy Fund	261,700,362	1,114,843
PIMCO Fundamental IndexPLUS® TR Fund	7,795,881	47,399
PIMCO Global Advantage® Strategy Bond Fund	60,851,236	715,002
PIMCO High Yield Fund	317,574,805	3,023,312
PIMCO High Yield Spectrum Fund	78,851,391	843,710
PIMCO Income Fund	145,545,956	1,778,572
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	122,403,114	1,445,581
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,362,150	28,136
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,508,470	36,962
PIMCO Investment Grade Corporate Bond Fund	41,487,176	467,560
PIMCO Long Duration Total Return Fund	11,540,413	145,294
PIMCO Long-Term Credit Fund	17,932,635	239,221
PIMCO Long-Term U.S. Government Fund	15,518,393	186,221
PIMCO Low Duration Fund	245,836	2,618
PIMCO Real Return Asset Fund	17,776,563	224,696
PIMCO Real Return Fund	1,228,075	15,425
PIMCO RealEstateRealReturn Strategy Fund	111,967,635	602,386
PIMCO Senior Floating Rate Fund	67,310,245	685,218
PIMCO Short-Term Fund	579,552	5,732
PIMCO Small Cap StocksPLUS® TR Fund	10,350,947	85,292
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	19,481,309	246,438
PIMCO StocksPLUS® Fund	1,217,047	10,953
PIMCO StocksPLUS® Total Return Fund	1,853,728	17,351
PIMCO StocksPLUS® TR Short Strategy Fund	925,804,049	3,379,185
PIMCO Total Return Fund	79,696,322	922,883
PIMCO Unconstrained Bond Fund	93,711,617	1,090,803

Total Mutual Funds (Cost $32,471,616)		33,609,193

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$1,038	1,038

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $1,062. Repurchase proceeds are $1,038.)

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

.	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 3.7%
PIMCO Short-Term Floating NAV Portfolio	88,899,680	$891,041

Total Short-Term Instruments (Cost $892,079)		892,079

Total Investments 143.0% (Cost $33,363,695)		$34,501,272

Other Assets and Liabilities (Net) (43.0%)		(10,372,499)

Net Assets 100.0%		$24,128,773

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$33,609,193	$0	$0	$33,609,193
Short-Term Instruments
Repurchase Agreements	0	1,038	0	1,038
PIMCO Short-Term Floating NAV Portfolio	891,041	0	0	891,041
	$34,500,234	$1,038	$0	$34,501,272

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO RealRetirement® 2015 Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 93.3%
PIMCO CommoditiesPLUS® Strategy Fund	89,634	$1,003
PIMCO Emerging Markets Bond Fund	109,681	1,348
PIMCO EqS Pathfinder Fund®	62,228	651
PIMCO EqS™ Dividend Fund	91,828	1,020
PIMCO EqS™ Emerging Markets Fund	101,109	866
PIMCO Global Advantage® Strategy Bond Fund	107,433	1,262
PIMCO High Yield Fund	142,898	1,360
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	146,277	982
PIMCO Low Duration Fund	310,365	3,305
PIMCO Real Return Fund	525,927	6,606
PIMCO RealEstateRealReturn Strategy Fund	145,212	781
PIMCO Small Cap StocksPLUS® TR Fund	102,604	845
PIMCO StocksPLUS® Fund	293,609	2,643
PIMCO Total Return Fund	745,382	8,631

Total Mutual Funds (Cost $30,061)		31,303

EXCHANGE-TRADED FUNDS 0.2%
Vanguard MSCI Emerging Markets ETF	2,141	89

Total Exchange-Traded Funds (Cost $87)		89

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	2,319	4

Total Exchange-Traded Notes (Cost $18)		4

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$128	128

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $136. Repurchase proceeds are $128.)

U.S. TREASURY BILLS 0.5%
0.127% due 03/14/2013 (c)	160	160

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 5.4%
PIMCO Short-Term Floating NAV Portfolio	60,659	608
PIMCO Short-Term Floating NAV Portfolio III	120,160	1,202

		1,810

Total Short-Term Instruments (Cost $2,098)		2,098

PURCHASED OPTIONS (f) 0.1%
(Cost $80)		23

Total Investments 99.9% (Cost $32,344)		$33,517

Written Options (g) (0.0%) (Premiums $15)		(13)

Other Assets and Liabilities (Net) 0.1%		55

Net Assets 100.0%		$33,559

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $160 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(d)	Cash of $36 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	4	$(4)
Volatility S&P 500 Index November Futures	Long	11/2012	1	0

				$(4)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20	$0	$1	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	5	2	3
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		120	(3)	7	(10)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	4	4	0

							$6	$14	$(8)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$	300	$16	$11

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$1.200	10/12/2012	EUR	710	$14	$0
Put - OTC EUR versus USD	UAG	1.200	10/12/2012		490	9	0

						$23	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	59	$3	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	31	3	0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	38	2	2

				$8	$2

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	5	$13	$0
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	3	6	4
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	1
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1	10	5

				$33	$10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO RealRetirement® 2015 Fund (Cont.)

(g)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	100	$0	$0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		100	0	0

								$0	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	31	$1	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	3	$6	$(7)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1	5	(2)

				$11	$(9)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	300	$2	$(4)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		300	1	0

							$3	$(4)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	40	800	35
Closing Buys	(5)	0	(20)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	35	$800	$15

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	4	$	5	BPS	$0	$0	$0
12/2012		3		4	FBF	0	0	0
12/2012		640		818	HUS	0	(5)	(5)
12/2012	$	76	JPY	5,975	FBF	1	0	1

						$1	$(5)	$(4)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$31,303	$0	$0	$31,303
Exchange-Traded Funds	89	0	0	89
Exchange-Traded Notes	4	0	0	4
Short-Term Instruments
Repurchase Agreements	0	128	0	128
U.S. Treasury Bills	0	160	0	160
PIMCO Short-Term Floating NAV Portfolios	1,810	0	0	1,810
Purchased Options
Equity Contracts	12	0	0	12
Interest Rate Contracts	0	11	0	11
	$33,218	$299	$0	$33,517

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$3	$0	$3
Foreign Exchange Contracts	0	1	0	1
	$0	$4	$0	$4

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(11)	0	(11)
Equity Contracts	(13)	0	0	(13)
Foreign Exchange Contracts	0	(5)	0	(5)
Interest Rate Contracts	0	(4)	0	(4)
	$(13)	$(20)	$0	$(33)

Totals	$33,205	$283	$0	$33,488

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$12	$0	$11	$23
Unrealized appreciation on foreign currency contracts	0	0	0	1	0	1
Unrealized appreciation on OTC swap agreements	0	3	0	0	0	3

	$0	$3	$12	$1	$11	$27

Liabilities:
Written options outstanding	$0	$0	$9	$0	$4	$13
Variation margin payable on financial derivative instruments (2)	0	0	0	0	0	0
Unrealized depreciation on foreign currency contracts	0	0	0	5	0	5
Unrealized depreciation on OTC swap agreements	0	11	0	0	0	11

	$0	$11	$9	$5	$4	$29

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(29)	$0	$(32)	$(24)	$0	$(85)
Net realized gain on futures contracts	83	0	97	0	0	180
Net realized gain on written options	0	0	6	0	0	6
Net realized (loss) on swaps	0	(13)	0	0	0	(13)
Net realized (loss) on foreign currency transactions	0	0	0	(68)	0	(68)

	$54	$(13)	$71	$(92)	$0	$20

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(5)	$(11)	$(3)	$(19)
Net change in unrealized appreciation on futures contracts	0	0	15	0	0	15
Net change in unrealized appreciation (depreciation) on written options	0	0	3	0	(1)	2
Net change in unrealized (depreciation) on swaps	0	(2)	0	0	0	(2)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	27	0	27

	$0	$(2)	$13	$16	$(4)	$23

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(4) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$(3)	$0	$(3)
DUB	5	0	5
FBF	(3)	0	(3)
HUS	(5)	0	(5)
JPM	11	0	11
MYC	4	0	4

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO RealRetirement® 2020 Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 90.4%
PIMCO CommoditiesPLUS® Strategy Fund	331,461	$3,709
PIMCO Emerging Markets Bond Fund	227,064	2,791
PIMCO EqS Pathfinder Fund®	215,751	2,257
PIMCO EqS™ Dividend Fund	188,353	2,093
PIMCO EqS™ Emerging Markets Fund	287,777	2,463
PIMCO Global Advantage® Strategy Bond Fund	246,423	2,895
PIMCO High Yield Fund	288,474	2,746
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	348,732	2,340
PIMCO Real Return Fund	997,735	12,532
PIMCO RealEstateRealReturn Strategy Fund	507,244	2,729
PIMCO Small Cap StocksPLUS® TR Fund	227,445	1,874
PIMCO StocksPLUS® Fund	817,913	7,361
PIMCO Total Return Fund	1,429,133	16,549

Total Mutual Funds (Cost $59,814)		62,339

EXCHANGE-TRADED FUNDS 0.8%
Vanguard MSCI Emerging Markets ETF	13,475	562

Total Exchange-Traded Funds (Cost $550)		562

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	5,258	8

Total Exchange-Traded Notes (Cost $41)		8

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

U.S. TREASURY BILLS 0.3%
0.161% due 03/14/2013 - 08/22/2013 (a)(d)	$210	210

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 8.2%
PIMCO Short-Term Floating NAV Portfolio	221,667	2,222
PIMCO Short-Term Floating NAV Portfolio III	340,361	3,405

		5,627

Total Short-Term Instruments (Cost $5,836)		5,837

PURCHASED OPTIONS (g) 0.2%
(Cost $308)		106

Total Investments 99.9% (Cost $66,549)		$68,852

Written Options (h) (0.0%) (Premiums $37)		(29)

Other Assets and Liabilities (Net) 0.1%		132

Net Assets 100.0%		$68,955

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $210 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(e)	Cash of $92 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	11	$(11)
Volatility S&P 500 Index November Futures	Long	11/2012	2	0

				$(11)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	380	$(5)	$2	$(6)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		50	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		70	4	3	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		35	2	2	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		35	3	2	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	600	15	6	8
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		240	(5)	15	(20)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	6	7	(1)

							$19	$36	$(17)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	530	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		1,100	59	41
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		1,300	48	25

								$113	$66

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	1,490	$28	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		1,020	19	0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		520	26	8

							$73	$8

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	131	$6	$1
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	72	7	1
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	100	6	3

				$19	$5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	18	$48	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	7	14	8
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	3	11	2
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	3	30	16

				$103	$27

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	200	$0	$(1)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		200	1	0

								$1	$(1)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	72	$3	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	7	$14	$(16)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	3	14	(6)

				$28	$(22)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	500	$3	$(6)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		500	2	0

							$5	$(6)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	95	1,400	90
Closing Buys	(13)	0	(53)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	82	$1,400	$37

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	8	$	10	BPS	$0	$0	$0
12/2012		1,800		2,301	HUS	0	(14)	(14)
12/2012		5		7	UAG	0	0	0
12/2012	$	205	GBP	129	BPS	3	0	3
12/2012		284	JPY	22,381	FBF	4	0	4

						$7	$(14)	$(7)

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$62,339	$0	$0	$62,339
Exchange-Traded Funds	562	0	0	562
Exchange-Traded Notes	8	0	0	8
Short-Term Instruments
U.S. Treasury Bills	0	210	0	210
PIMCO Short-Term Floating NAV Portfolios	5,627	0	0	5,627
Purchased Options
Equity Contracts	32	0	0	32
Foreign Exchange Contracts	0	8	0	8
Interest Rate Contracts	0	66	0	66
	$68,568	$284	$0	$68,852

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$11	$0	$11
Foreign Exchange Contracts	0	7	0	7
	$0	$18	$0	$18

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(28)	0	(28)
Equity Contracts	(33)	0	0	(33)
Foreign Exchange Contracts	0	(14)	0	(14)
Interest Rate Contracts	0	(7)	0	(7)
	$(33)	$(49)	$0	$(82)

Totals	$68,535	$253	$0	$68,788

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$32	$8	$66	$106
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	7	0	7
Unrealized appreciation on OTC swap agreements	0	11	0	0	0	11

	$0	$11	$33	$15	$66	$126

Liabilities:
Written options outstanding	$0	$0	$22	$0	$7	$29
Variation margin payable on financial derivative instruments (2)	0	0	4	0	0	4
Unrealized depreciation on foreign currency contracts	0	0	0	14	0	14
Unrealized depreciation on OTC swap agreements	0	28	0	0	0	28

	$0	$28	$26	$14	$7	$75

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(73)	$0	$(96)	$(59)	$0	$(228)
Net realized gain on futures contracts	171	0	234	0	0	405
Net realized gain on written options	0	0	14	0	0	14
Net realized (loss) on swaps	0	(25)	0	0	0	(25)
Net realized (loss) on foreign currency transactions	0	0	0	(177)	0	(177)

	$98	$(25)	$152	$(236)	$0	$(11)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(8)	$(21)	$(19)	$(48)
Net change in unrealized appreciation on futures contracts	0	0	31	0	0	31
Net change in unrealized appreciation (depreciation) on written options	0	0	10	0	(2)	8
Net change in unrealized (depreciation) on swaps	0	(4)	0	0	0	(4)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	75	0	75

	$0	$(4)	$33	$54	$(21)	$62

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(11) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(3)	$0	$(3)
BPS	3	0	3
BRC	(5)	0	(5)
DUB	6	0	6
FBF	5	0	5
HUS	(14)	0	(14)
JPM	41	0	41
MYC	46	0	46

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2025 Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 88.9%
PIMCO CommoditiesPLUS® Strategy Fund	315,869	$3,535
PIMCO Emerging Markets Bond Fund	125,756	1,545
PIMCO EqS Pathfinder Fund®	158,003	1,653
PIMCO EqS™ Dividend Fund	119,824	1,331
PIMCO EqS™ Emerging Markets Fund	194,647	1,666
PIMCO Global Advantage® Strategy Bond Fund	147,577	1,734
PIMCO High Yield Fund	159,616	1,520
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	345,700	2,320
PIMCO Real Return Fund	487,857	6,127
PIMCO RealEstateRealReturn Strategy Fund	532,909	2,867
PIMCO Small Cap StocksPLUS® TR Fund	224,655	1,851
PIMCO StocksPLUS® Fund	638,073	5,743
PIMCO Total Return Fund	645,778	7,478

Total Mutual Funds (Cost $37,435)		39,370

EXCHANGE-TRADED FUNDS 2.3%
Vanguard MSCI Emerging Markets ETF	24,862	1,038

Total Exchange-Traded Funds (Cost $1,009)		1,038

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	2,809	5

Total Exchange-Traded Notes (Cost $22)		5

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$170	170

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $177. Repurchase proceeds are $170.)

U.S. TREASURY BILLS 0.4%
0.161% due 03/14/2013 - 08/22/2013 (a)(d)	160	160

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 7.7%
PIMCO Short-Term Floating NAV Portfolio	160,799	1,611
PIMCO Short-Term Floating NAV Portfolio III	180,228	1,803

		3,414

Total Short-Term Instruments (Cost $3,745)		3,744

PURCHASED OPTIONS (g) 0.1%
(Cost $127)		33

Total Investments 99.8% (Cost $42,338)		$44,190

Written Options (h) (0.0%) (Premiums $27)		(22)

Other Assets and Liabilities (Net) 0.2%		90

Net Assets 100.0%		$44,258

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $160 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(e)	Cash of $42 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	8	$(8)
Volatility S&P 500 Index November Futures	Long	11/2012	2	0

				$(8)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20	$(1)	$0	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	300	8	4	4
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		120	(3)	7	(10)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	4	4	0

							$8	$15	$(7)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$	280	$15	$10

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	930	$18	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		640	12	0

							$30	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	71	$3	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	38	4	1
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	75	4	3

				$11	$4

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	12	$32	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	6	12	7
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	1
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	2	20	10

				$71	$19

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	200	$0	$(1)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		200	1	0

								$1	$(1)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	38	$2	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	6	$12	$(13)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	2	9	(4)

				$21	$(17)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	300	$2	$(4)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		300	1	0

							$3	$(4)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	55	1,000	64
Closing Buys	(9)	0	(37)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	46	$1,000	$27

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	4	$	5	BPS	$0	$0	$0
12/2012		2		3	FBF	0	0	0
12/2012		957		1,223	HUS	0	(7)	(7)
12/2012	$	168	JPY	13,231	FBF	2	0	2

						$2	$(7)	$(5)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$39,370	$0	$0	$39,370
Exchange-Traded Funds	1,038	0	0	1,038
Exchange-Traded Notes	5	0	0	5
Short-Term Instruments
Repurchase Agreements	0	170	0	170
U.S. Treasury Bills	0	160	0	160
PIMCO Short-Term Floating NAV Portfolios	3,414	0	0	3,414

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Equity Contracts	$23	$0	$0	$23
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	10	0	10
	$43,850	$340	$0	$44,190

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$4	$0	$4
Foreign Exchange Contracts	0	2	0	2
	$0	$6	$0	$6

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(11)	$0	$(11)
Equity Contracts	(25)	0	0	(25)
Foreign Exchange Contracts	0	(7)	0	(7)
Interest Rate Contracts	0	(5)	0	(5)
	$(25)	$(23)	$0	$(48)

Totals	$43,825	$323	$0	$44,148

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$23	$0	$10	$33
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	2	0	2
Unrealized appreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$24	$2	$10	$40

Liabilities:
Written options outstanding	$0	$0	$17	$0	$5	$22
Variation margin payable on financial derivative instruments (2)	0	0	3	0	0	3
Unrealized depreciation on foreign currency contracts	0	0	0	7	0	7
Unrealized depreciation on OTC swap agreements	0	11	0	0	0	11

	$0	$11	$20	$7	$5	$43

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(37)	$0	$(66)	$(30)	$0	$(133)
Net realized gain on futures contracts	103	0	92	0	0	195
Net realized gain on written options	0	0	10	0	0	10
Net realized (loss) on swaps	0	(14)	0	0	0	(14)
Net realized (loss) on foreign currency transactions	0	0	0	(89)	0	(89)

	$66	$(14)	$36	$(119)	$0	$(31)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(5)	$(15)	$(2)	$(22)
Net change in unrealized appreciation on futures contracts	0	0	15	0	0	15
Net change in unrealized appreciation (depreciation) on written options	0	0	6	0	(1)	5
Net change in unrealized appreciation on swaps	0	0	0	0	0	0
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	45	0	45

	$0	$0	$16	$30	$(3)	$43

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(8) as reported in the Notes to Schedule of Investments.

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1)	$0	$(1)
BRC	(3)	0	(3)
DUB	7	0	7
FBF	(2)	0	(2)
HUS	(7)	0	(7)
JPM	10	0	10
MYC	4	0	4

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO RealRetirement® 2030 Fund

	SHARES		MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 88.6%
PIMCO CommoditiesPLUS® Strategy Fund	535,288	$	5,990
PIMCO Emerging Markets Bond Fund	93,253		1,146
PIMCO EqS Pathfinder Fund®	232,989		2,437
PIMCO EqS™ Dividend Fund	161,094		1,790
PIMCO EqS™ Emerging Markets Fund	353,256		3,024
PIMCO Global Advantage® Strategy Bond Fund	213,661		2,510
PIMCO High Yield Fund	117,181		1,115
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	726,016		4,872
PIMCO Long-Term U.S. Government Fund	72,297		868
PIMCO Real Return Fund	501,226		6,295
PIMCO RealEstateRealReturn Strategy Fund	825,519		4,441
PIMCO Small Cap StocksPLUS® TR Fund	530,942		4,375
PIMCO StocksPLUS® Fund	1,134,769		10,213
PIMCO Total Return Fund	652,558		7,557

Total Mutual Funds (Cost $54,135)			56,633

EXCHANGE-TRADED FUNDS 3.9%
Vanguard MSCI Emerging Markets ETF	59,758		2,495

Total Exchange-Traded Funds (Cost $2,433)			2,495

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	3,812		6

Total Exchange-Traded Notes (Cost $29)			6

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$153		153

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $156. Repurchase proceeds are $153.)

U.S. TREASURY BILLS 0.5%
0.162% due 03/14/2013 - 08/22/2013 (a)(d)	280		279

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 6.6%
PIMCO Short-Term Floating NAV Portfolio	221,583		2,221
PIMCO Short-Term Floating NAV Portfolio III	200,310		2,004

			4,225

Total Short-Term Instruments (Cost $4,658)			4,657

PURCHASED OPTIONS (g) 0.1%
(Cost $277)			89

Total Investments 99.9% (Cost $61,532)		$	63,880

Written Options (h) (0.1%) (Premiums $39)			(36)

Other Assets and Liabilities (Net) 0.2%			105

Net Assets 100.0%		$	63,949

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $280 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(e)	Cash of $75 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	16	$(17)
Volatility S&P 500 Index November Futures	Long	11/2012	3	1

				$(16)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	340	$(4)	$2	$(6)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	3	2	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	12	5	7
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		180	(4)	11	(15)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	6	7	(1)

							$15	$28	$(13)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	520	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		800	42	30
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		990	37	19

								$85	$49

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	1,200	$23	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		820	15	0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		460	23	7

							$61	$7

Options on Exchange-Traded Funds
Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$	12.000	12/22/2012	98	$5	$0
Put - CBOE Financial Select Sector SPDR Fund		13.000	01/19/2013	50	5	1
Put - CBOE iShares FTSE China 25 Index Fund		28.000	02/16/2013	145	8	6

					$18	$7

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	24	$63	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	11	23	13
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	1
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	2	20	11

				$113	$26

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	200	$0	$(1)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		200	1	0

								$1	$(1)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 11.000	01/19/2013	50	$2	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	11	$22	$(25)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	2	9	(4)

				$31	$(29)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	500	$3	$(6)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		500	2	0

							$5	$(6)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	81	1,400	113
Closing Buys	(18)	0	(74)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	63	$1,400	$39

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	7	$	9	BPS	$0	$0	$0
12/2012		1,379		1,763	HUS	0	(10)	(10)
12/2012		4		5	UAG	0	0	0
12/2012	$	205	GBP	129	BPS	3	0	3
12/2012		508	JPY	40,120	FBF	6	0	6

						$9	$(10)	$(1)

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$56,633	$0	$0	$56,633
Exchange-Traded Funds	2,495	0	0	2,495
Exchange-Traded Notes	6	0	0	6
Short-Term Instruments
Repurchase Agreements	0	153	0	153
U.S. Treasury Bills	0	279	0	279
PIMCO Short-Term Floating NAV Portfolios	4,225	0	0	4,225
Purchased Options
Equity Contracts	33	0	0	33
Foreign Exchange Contracts	0	7	0	7
Interest Rate Contracts	0	49	0	49
	$63,392	$488	$0	$63,880

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$9	$0	$9
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	9	0	9
	$1	$18	$0	$19

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(22)	0	(22)
Equity Contracts	(46)	0	0	(46)
Foreign Exchange Contracts	0	(10)	0	(10)
Interest Rate Contracts	0	(7)	0	(7)
	$(46)	$(39)	$0	$(85)

Totals	$63,347	$467	$0	$63,814

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$33	$7	$49	$89
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	9	0	9
Unrealized appreciation on OTC swap agreements	0	9	0	0	0	9

	$0	$9	$34	$16	$49	$108

Liabilities:
Written options outstanding	$0	$0	$29	$0	$7	$36
Variation margin payable on financial derivative instruments (2)	0	0	6	0	0	6
Unrealized depreciation on foreign currency contracts	0	0	0	10	0	10
Unrealized depreciation on OTC swap agreements	0	22	0	0	0	22

	$0	$22	$35	$10	$7	$74

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(58)	$0	$(116)	$(43)	$0	$(217)
Net realized gain on futures contracts	137	0	203	0	0	340
Net realized gain on written options	0	0	19	0	0	19
Net realized (loss) on swaps	0	(17)	0	0	0	(17)
Net realized (loss) on foreign currency transactions	0	0	0	(59)	0	(59)

	$79	$(17)	$106	$(102)	$0	$66

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$2	$(20)	$(14)	$(32)
Net change in unrealized appreciation on futures contracts	0	0	16	0	0	16
Net change in unrealized appreciation (depreciation) on written options	0	0	5	0	(2)	3
Net change in unrealized (depreciation) on swaps	0	(3)	0	0	0	(3)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1)	0	(1)

	$0	$(3)	$23	$(21)	$(16)	$(17)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(16) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(3)	$0	$(3)
BPS	3	0	3
BRC	(4)	0	(4)
DUB	6	0	6
FBF	4	0	4
HUS	(10)	0	(10)
JPM	30	0	30
MYC	37	0	37

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2035 Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 88.0%
PIMCO CommoditiesPLUS® Strategy Fund	402,736	$4,507
PIMCO Emerging Markets Bond Fund	58,414	718
PIMCO EqS Pathfinder Fund®	152,799	1,598
PIMCO EqS™ Dividend Fund	99,640	1,107
PIMCO EqS™ Emerging Markets Fund	194,725	1,667
PIMCO Global Advantage® Strategy Bond Fund	59,480	699
PIMCO High Yield Fund	36,845	351
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	501,115	3,362
PIMCO Long-Term U.S. Government Fund	124,792	1,498
PIMCO Real Return Fund	188,064	2,362
PIMCO RealEstateRealReturn Strategy Fund	601,469	3,236
PIMCO Small Cap StocksPLUS® TR Fund	457,481	3,770
PIMCO StocksPLUS® Fund	862,084	7,759
PIMCO Total Return Fund	190,370	2,204

Total Mutual Funds (Cost $33,100)		34,838

EXCHANGE-TRADED FUNDS 6.6%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	5,005	356
Vanguard MSCI Emerging Markets ETF	54,291	2,267

Total Exchange-Traded Funds (Cost $2,556)		2,623

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	2,210	3

Total Exchange-Traded Notes (Cost $17)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.1%

U.S. TREASURY BILLS 0.5%
0.161% due 03/14/2013 - 08/22/2013 (a)(d)	$210	210

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 4.6%
PIMCO Short-Term Floating NAV Portfolio	120,768	1,210
PIMCO Short-Term Floating NAV Portfolio III	60,174	602

		1,812

Total Short-Term Instruments (Cost $2,022)		2,022

PURCHASED OPTIONS (g) 0.1%
(Cost $112)		31

Total Investments 99.8% (Cost $37,807)		$39,517

Written Options (h) (0.1%) (Premiums $25)		(24)

Other Assets and Liabilities (Net) 0.3%		122

Net Assets 100.0%		$39,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $210 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

(e)	Cash of $65 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	13	$(14)
Volatility S&P 500 Index November Futures	Long	11/2012	3	1

				$(13)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20	$(1)	$0	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	5	2	3
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		60	(1)	4	(5)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	4	4	0

							$7	$10	$(3)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$	270	$14	$10

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	600	$11	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		410	8	0

							$19	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	57	$3	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	29	3	0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	113	6	5

				$12	$5

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	14	$37	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	8	16	10
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	0
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1	10	5

				$67	$16

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	100	$0	$0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		100	0	0

								$0	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	29	$1	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	8	$16	$(18)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1	5	(2)

				$21	$(20)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$	300	$2	$(4)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		300	1	0

						$3	$(4)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	52	800	83
Closing Buys	(14)	0	(58)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	38	$800	$25

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	3	$	4	BPS	$0	$0	$0
12/2012		1		1	FBF	0	0	0
12/2012		856		1,094	HUS	0	(7)	(7)
12/2012	$	216	JPY	17,055	FBF	3	0	3

						$3	$(7)	$(4)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$34,838	$0	$0	$34,838
Exchange-Traded Funds	2,623	0	0	2,623
Exchange-Traded Notes	3	0	0	3
Short-Term Instruments
U.S. Treasury Bills	0	210	0	210
PIMCO Short-Term Floating NAV Portfolios	1,812	0	0	1,812

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Equity Contracts	$21	$0	$0	$21
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	10	0	10
	$39,297	$220	$0	$39,517

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$3	$0	$3
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	3	0	3
	$1	$6	$0	$7

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(6)	$0	$(6)
Equity Contracts	(34)	0	0	(34)
Foreign Exchange Contracts	0	(7)	0	(7)
Interest Rate Contracts	0	(4)	0	(4)
	$(34)	$(17)	$0	$(51)

Totals	$39,264	$209	$0	$39,473

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$21	$0	$10	$31
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	3	0	3
Unrealized appreciation on OTC swap agreements	0	3	0	0	0	3

	$0	$3	$22	$3	$10	$38

Liabilities:
Written options outstanding	$0	$0	$20	$0	$4	$24
Variation margin payable on financial derivative instruments (2)	0	0	4	0	0	4
Unrealized depreciation on foreign currency contracts	0	0	0	7	0	7
Unrealized depreciation on OTC swap agreements	0	6	0	0	0	6

	$0	$6	$24	$7	$4	$41

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(29)	$0	$(70)	$(23)	$0	$(122)
Net realized gain on futures contracts	68	0	98	0	0	166
Net realized gain on written options	0	0	15	0	0	15
Net realized (loss) on swaps	0	(7)	0	0	0	(7)
Net realized (loss) on foreign currency transactions	0	0	0	(72)	0	(72)

	$39	$(7)	$43	$(95)	$0	$(20)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$3	$(8)	$(2)	$(7)
Net change in unrealized appreciation on futures contracts	0	0	3	0	0	3
Net change in unrealized appreciation (depreciation) on written options	0	0	2	0	(1)	1
Net change in unrealized appreciation on swaps	0	1	0	0	0	1
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	42	0	42

	$0	$1	$8	$34	$(3)	$40

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(13) as reported in the Notes to Schedule of Investments.

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1)	$0	$(1)
BRC	(1)	0	(1)
DUB	5	0	5
FBF	(1)	0	(1)
HUS	(7)	0	(7)
JPM	10	0	10
MYC	4	0	4

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO RealRetirement® 2040 Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 87.4%
PIMCO CommoditiesPLUS® Strategy Fund	695,226	$7,779
PIMCO Emerging Markets Bond Fund	46,063	566
PIMCO EqS Pathfinder Fund®	211,275	2,210
PIMCO EqS™ Dividend Fund	157,302	1,747
PIMCO EqS™ Emerging Markets Fund	270,566	2,316
PIMCO High Yield Fund	57,864	551
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	886,686	5,950
PIMCO Long-Term U.S. Government Fund	220,634	2,647
PIMCO Real Return Fund	164,542	2,067
PIMCO RealEstateRealReturn Strategy Fund	1,059,139	5,698
PIMCO Small Cap StocksPLUS® TR Fund	776,063	6,395
PIMCO StocksPLUS® Fund	1,513,884	13,625
PIMCO Total Return Fund	197,302	2,285

Total Mutual Funds (Cost $51,520)		53,836

EXCHANGE-TRADED FUNDS 8.0%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	8,095	576
Vanguard MSCI Emerging Markets ETF	104,465	4,362

Total Exchange-Traded Funds (Cost $4,829)		4,938

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	3,977	6

Total Exchange-Traded Notes (Cost $31)		6

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$175	175

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $184. Repurchase proceeds are $175.)

U.S. TREASURY BILLS 0.6%
0.162% due 03/14/2013 - 08/22/2013 (a)(d)	360	359

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 3.6%
PIMCO Short-Term Floating NAV Portfolio	202,397	2,029
PIMCO Short-Term Floating NAV Portfolio III	20,253	203

		2,232

Total Short-Term Instruments (Cost $2,766)		2,766

PURCHASED OPTIONS (g) 0.1%
(Cost $255)		77

Total Investments 100.0% (Cost $59,401)		$61,623

Written Options (h) (0.1%) (Premiums $45)		(43)

Other Assets and Liabilities (Net) 0.1%		21

Net Assets 100.0%		$61,601

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $360 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(e)	Cash of $100 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	22	$(23)
Volatility S&P 500 Index November Futures	Long	11/2012	4	1

				$(22)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	280	$(4)	$0	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		10	1	1	0
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		20	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		20	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	13	5	8
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		180	(3)	11	(14)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	5	7	(2)

							$15	$27	$(12)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	340	$4	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		540	29	20
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		700	26	14

								$59	$34

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	940	$18	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		640	12	0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		310	15	5

							$45	$5

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	101	$4	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	53	6	1
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	193	11	7

				$21	$8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	28	$74	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	14	29	17
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	1
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	2	20	11

				$130	$30

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	200	$0	$(1)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		200	1	0

								$1	$(1)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	53	$2	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	14	$28	$(31)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	2	9	(4)

				$37	$(35)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	500	$3	$(6)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		500	2	(1)

							$5	$(7)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	93	1,400	143
Closing Buys	(24)	0	(98)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	69	$1,400	$45

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	7	$	9	BPS	$0	$0	$0
12/2012		1,386		1,772	HUS	0	(11)	(11)
12/2012		4		5	UAG	0	0	0
12/2012	$	205	GBP	129	BPS	3	0	3
12/2012		634	JPY	49,997	FBF	8	0	8

						$11	$(11)	$0

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$53,836	$0	$0	$53,836
Exchange-Traded Funds	4,938	0	0	4,938
Exchange-Traded Notes	6	0	0	6
Short-Term Instruments
Repurchase Agreements	0	175	0	175
U.S. Treasury Bills	0	359	0	359
PIMCO Short-Term Floating NAV Portfolios	2,232	0	0	2,232
Purchased Options
Equity Contracts	38	0	0	38
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	34	0	34
	$61,050	$573	$0	$61,623

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$8	$0	$8
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	11	0	11
	$1	$19	$0	$20

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(20)	0	(20)
Equity Contracts	(58)	0	0	(58)
Foreign Exchange Contracts	0	(11)	0	(11)
Interest Rate Contracts	0	(8)	0	(8)
	$(58)	$(39)	$0	$(97)

Totals	$60,993	$553	$0	$61,546

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$38	$5	$34	$77
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	11	0	11
Unrealized appreciation on OTC swap agreements	0	8	0	0	0	8

	$0	$8	$39	$16	$34	$97

Liabilities:
Written options outstanding	$0	$0	$35	$0	$8	$43
Variation margin payable on financial derivative instruments (2)	0	0	7	0	0	7
Unrealized depreciation on foreign currency contracts	0	0	0	11	0	11
Unrealized depreciation on OTC swap agreements	0	20	0	0	0	20

	$0	$20	$42	$11	$8	$81

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(58)	$0	$(127)	$(42)	$0	$(227)
Net realized gain on futures contracts	137	0	195	0	0	332
Net realized gain on written options	0	0	26	0	0	26
Net realized (loss) on swaps	0	(19)	0	0	0	(19)
Net realized (loss) on foreign currency transactions	0	0	0	(52)	0	(52)

	$79	$(19)	$94	$(94)	$0	$60

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$2	$(11)	$(10)	$(19)
Net change in unrealized appreciation on futures contracts	0	0	10	0	0	10
Net change in unrealized appreciation (depreciation) on written options	0	0	4	0	(2)	2
Net change in unrealized (depreciation) on swaps	0	(2)	0	0	0	(2)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2	0	2

	$0	$(2)	$16	$(9)	$(12)	$(7)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(22) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2)	$0	$(2)
BPS	3	0	3
BRC	(3)	0	(3)
DUB	4	0	4
FBF	3	0	3
GST	(1)	0	(1)
HUS	(11)	0	(11)
JPM	20	0	20
MYC	33	0	33

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2045 Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 89.3%
PIMCO CommoditiesPLUS® Strategy Fund	313,184	$3,505
PIMCO Emerging Markets Bond Fund	20,455	251
PIMCO EqS Pathfinder Fund®	89,917	941
PIMCO EqS™ Dividend Fund	67,709	752
PIMCO EqS™ Emerging Markets Fund	141,715	1,213
PIMCO High Yield Fund	25,834	246
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	388,860	2,609
PIMCO Long-Term U.S. Government Fund	89,621	1,075
PIMCO Real Return Fund	30,198	379
PIMCO RealEstateRealReturn Strategy Fund	513,863	2,765
PIMCO Small Cap StocksPLUS® TR Fund	331,622	2,733
PIMCO StocksPLUS® Fund	637,775	5,740
PIMCO Total Return Fund	64,949	752

Total Mutual Funds (Cost $22,178)		22,961

EXCHANGE-TRADED FUNDS 8.0%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	3,240	231
Vanguard MSCI Emerging Markets ETF	43,490	1,815

Total Exchange-Traded Funds (Cost $2,013)		2,046

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	379	1

Total Exchange-Traded Notes (Cost $3)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.6%

U.S. TREASURY BILLS 0.6%
0.161% due 03/14/2013 - 08/22/2013 (a)(d)	$160	160

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 2.0%
PIMCO Short-Term Floating NAV Portfolio	50,461	506
PIMCO Short-Term Floating NAV Portfolio III	548	5

		511

Total Short-Term Instruments (Cost $671)		671

PURCHASED OPTIONS (g) 0.1%
(Cost $33)		16

Total Investments 100.0% (Cost $24,898)		$25,695

Written Options (h) (0.1%) (Premiums $19)		(18)

Other Assets and Liabilities (Net) 0.1%		27

Net Assets 100.0%		$25,704

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $160 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

(e)	Cash of $87 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	9	$(9)
Volatility S&P 500 Index November Futures	Long	11/2012	2	0

				$(9)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017	EUR	100	$4	$4	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	150	$3	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		110	2	0

							$5	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	9	$0	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	5	1	0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	81	5	3

				$6	$3

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	6	$12	$7
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1	10	6

				$22	$13

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	100	$0	$0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		100	0	0

								$0	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	5	$0	$0

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	6	$12	$(13)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1	5	(2)

				$17	$(15)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	200	$1	$(3)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		200	1	0

							$2	$(3)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	22	600	60
Closing Buys	(10)	0	(41)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	12	$600	$19

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	3	$	4	BPS	$0	$0	$0

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$22,961	$0	$0	$22,961
Exchange-Traded Funds	2,046	0	0	2,046
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
U.S. Treasury Bills	0	160	0	160
PIMCO Short-Term Floating NAV Portfolios	511	0	0	511
Purchased Options
Equity Contracts	16	0	0	16
	$25,535	$160	$0	$25,695

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Equity Contracts	$(24)	$0	$0	$(24)
Interest Rate Contracts	0	(3)	0	(3)
	$(24)	$(3)	$0	$(27)

Totals	$25,511	$157	$0	$25,668

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

September 30, 2012 (Unaudited)

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$16	$0	$0	$16
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1

	$0	$0	$17	$0	$0	$17

Liabilities:
Written options outstanding	$0	$0	$15	$0	$3	$18
Variation margin payable on financial derivative instruments (2)	0	0	3	0	0	3

	$0	$0	$18	$0	$3	$21

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(7)	$0	$(7)	$(1)	$0	$(15)
Net realized gain (loss) on futures contracts	17	0	(45)	0	0	(28)
Net realized gain on written options	0	0	11	0	0	11

	$10	$0	$(41)	$(1)	$0	$(32)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(10)	$(5)	$0	$(15)
Net change in unrealized (depreciation) on futures contracts	0	0	(7)	0	0	(7)
Net change in unrealized appreciation (depreciation) on written options	0	0	1	0	0	1

	$0	$0	$(16)	$(5)	$0	$(21)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(9) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
FBF	$(3)	$0	$(3)
MYC	4	0	4

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2050 Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (b)(c) 86.8%
PIMCO CommoditiesPLUS® Strategy Fund	467,189	$5,228
PIMCO Emerging Markets Bond Fund	26,356	324
PIMCO EqS Pathfinder Fund®	118,978	1,245
PIMCO EqS™ Dividend Fund	98,258	1,092
PIMCO EqS™ Emerging Markets Fund	197,316	1,689
PIMCO High Yield Fund	33,064	315
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	539,861	3,622
PIMCO Long-Term U.S. Government Fund	121,205	1,454
PIMCO Real Return Fund	13,558	170
PIMCO RealEstateRealReturn Strategy Fund	705,058	3,793
PIMCO Small Cap StocksPLUS® TR Fund	449,567	3,704
PIMCO StocksPLUS® Fund	884,734	7,963
PIMCO Total Return Fund	59,334	687

Total Mutual Funds (Cost $30,220)		31,286

EXCHANGE-TRADED FUNDS 8.1%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	4,720	336
Vanguard MSCI Emerging Markets ETF	61,573	2,571

Total Exchange-Traded Funds (Cost $2,853)		2,907

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	2,073	3

Total Exchange-Traded Notes (Cost $16)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$232	232

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $238. Repurchase proceeds are $232.)

U.S. TREASURY BILLS 1.0%
0.162% due 03/14/2013 - 08/22/2013 (a)(d)	340	339

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 2.8%
PIMCO Short-Term Floating NAV Portfolio	100,445	1,007
PIMCO Short-Term Floating NAV Portfolio III	609	6

		1,013

Total Short-Term Instruments (Cost $1,584)		1,584

PURCHASED OPTIONS (g) 0.2%
(Cost $170)		62

Total Investments 99.5% (Cost $34,843)		$35,842

Written Options (h) (0.1%) (Premiums $25)		(24)

Other Assets and Liabilities (Net) 0.6%		211

Net Assets 100.0%		$36,029

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $340 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(e)	Cash of $65 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	13	$(14)
Volatility S&P 500 Index November Futures	Long	11/2012	3	1

				$(13)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	230	$(3)	$1	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	3	2	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	200	5	2	3
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		60	(1)	4	(5)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	4	4	0

							$9	$14	$(5)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	310	$3	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		510	27	19
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		880	33	17

								$63	$36

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	430	$8	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		300	6	0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		280	14	5

							$28	$5

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	53	$2	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	28	3	0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	112	7	5

				$12	$5

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	14	$37	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	8	16	10
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	0
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1	10	5

				$67	$16

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	100	$0	$0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		100	0	0

								$0	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	28	$1	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	8	$16	$(18)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1	5	(2)

				$21	$(20)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	300	$2	$(4)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		300	1	0

							$3	$(4)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	51	800	82
Closing Buys	(14)	0	(57)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	37	$800	$25

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	53	$	55	BOA	$0	$0	$0
12/2012	EUR	4		5	BPS	0	0	0
12/2012		676		864	HUS	0	(5)	(5)
12/2012		1		1	UAG	0	0	0
12/2012	$	205	GBP	129	BPS	3	0	3
12/2012		366	JPY	28,901	FBF	4	0	4

						$7	$(5)	$2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$31,286	$0	$0	$31,286
Exchange-Traded Funds	2,907	0	0	2,907
Exchange-Traded Notes	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	232	0	232
U.S. Treasury Bills	0	339	0	339
PIMCO Short-Term Floating NAV Portfolios	1,013	0	0	1,013
Purchased Options
Equity Contracts	21	0	0	21
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	36	0	36
	$35,230	$612	$0	$35,842

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$4	$0	$4
Equity Contracts	1	0	0	1
Foreign Exchange Contracts	0	7	0	7
	$1	$11	$0	$12

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(9)	0	(9)
Equity Contracts	(34)	0	0	(34)
Foreign Exchange Contracts	0	(5)	0	(5)
Interest Rate Contracts	0	(4)	0	(4)
	$(34)	$(18)	$0	$(52)

Totals	$35,197	$605	$0	$35,802

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$21	$5	$36	$62
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	7	0	7
Unrealized appreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$22	$12	$36	$74

Liabilities:
Written options outstanding	$0	$0	$20	$0	$4	$24
Variation margin payable on financial derivative instruments (2)	0	0	5	0	0	5
Unrealized depreciation on foreign currency contracts	0	0	0	5	0	5
Unrealized depreciation on OTC swap agreements	0	9	0	0	0	9

	$0	$9	$25	$5	$4	$43

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(29)	$0	$(65)	$(21)	$0	$(115)
Net realized gain on futures contracts	68	0	100	0	0	168
Net realized gain on written options	0	0	15	0	0	15
Net realized (loss) on swaps	0	(5)	0	0	0	(5)
Net realized (loss) on foreign currency transactions	0	0	0	(24)	0	(24)

	$39	$(5)	$50	$(45)	$0	$39

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$2	$(5)	$(10)	$(13)
Net change in unrealized appreciation on futures contracts	0	0	2	0	0	2
Net change in unrealized appreciation (depreciation) on written options	0	0	2	0	(1)	1
Net change in unrealized (depreciation) on swaps	0	(2)	0	0	0	(2)

	$0	$(2)	$6	$(5)	$(11)	$(12)

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(13) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2)	$0	$(2)
BPS	3	0	3
BRC	(1)	0	(1)
DUB	5	0	5
FBF	4	0	4
GST	(1)	0	(1)
HUS	(5)	0	(5)
JPM	19	0	19
MYC	26	0	26

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 93.7%
PIMCO CommoditiesPLUS® Strategy Fund	115,810	$1,296
PIMCO Emerging Markets Bond Fund	173,258	2,129
PIMCO EqS Pathfinder Fund®	61,956	648
PIMCO EqS™ Dividend Fund	113,925	1,266
PIMCO EqS™ Emerging Markets Fund	107,430	920
PIMCO Global Advantage® Strategy Bond Fund	141,492	1,663
PIMCO High Yield Fund	176,077	1,676
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	172,238	1,156
PIMCO Low Duration Fund	405,278	4,316
PIMCO Real Return Fund	679,806	8,538
PIMCO RealEstateRealReturn Strategy Fund	190,285	1,024
PIMCO Small Cap StocksPLUS® TR Fund	125,172	1,031
PIMCO StocksPLUS® Fund	301,258	2,711
PIMCO Total Return Fund	1,008,579	11,679

Total Mutual Funds (Cost $38,548)		40,053

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	3,143	5

Total Exchange-Traded Notes (Cost $24)		5

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$121	121

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $129. Repurchase proceeds are $121.)

U.S. TREASURY BILLS 0.3%
0.127% due 03/14/2013 (c)	100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 5.4%
PIMCO Short-Term Floating NAV Portfolio	111,245	1,115
PIMCO Short-Term Floating NAV Portfolio III	120,034	1,201

		2,316

Total Short-Term Instruments (Cost $2,537)		2,537

PURCHASED OPTIONS (f) 0.2%
(Cost $209)		83

Total Investments 99.9% (Cost $41,318)		$42,678

Written Options (g) (0.0%) (Premiums $21)		(16)

Other Assets and Liabilities (Net) 0.1%		77

Net Assets 100.0%		$42,739

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(c)	Securities with an aggregate market value of $100 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(d)	Cash of $48 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	4	$(4)
Volatility S&P 500 Index November Futures	Long	11/2012	1	0

				$(4)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	260	$(3)	$2	$(5)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		40	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	400	10	4	7
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		120	(3)	7	(11)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	4	4	0

							$11	$20	$(9)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	450	$5	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		1,000	54	37
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		1,130	42	22

								$101	$59

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$	1.200	10/12/2012	EUR	900	$17	$0
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		610	12	0
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		410	20	7

							$49	$7

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	79	$3	$0
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	43	5	1
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	37	2	1

				$10	$2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	6	$16	$0
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	3	6	4
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	1
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	2	20	10

				$49	$15

(g)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012	$	200	$0	$(1)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		200	1	0

								$1	$(1)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	43	$2	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	3	$6	$(7)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	2	9	(4)

				$15	$(11)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$	300	$2	$(4)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		300	1	0

						$3	$(4)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	52	1,000	37
Closing Buys	(4)	0	(16)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	48	$1,000	$21

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	EUR	4	$	5	BPS	$0	$0	$0
12/2012		891		1,139	HUS	0	(7)	(7)
12/2012		3		4	UAG	0	0	0
12/2012	$	205	GBP	129	BPS	3	0	3
12/2012		123	JPY	9,732	FBF	2	0	2

						$5	$(7)	$(2)

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$40,053	$0	$0	$40,053
Exchange-Traded Notes	5	0	0	5
Short-Term Instruments
Repurchase Agreements	0	121	0	121
U.S. Treasury Bills	0	100	0	100
PIMCO Short-Term Floating NAV Portfolios	2,316	0	0	2,316
Purchased Options
Equity Contracts	17	0	0	17
Foreign Exchange Contracts	0	7	0	7
Interest Rate Contracts	0	59	0	59
	$42,391	$287	$0	$42,678

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$6	$0	$6
Foreign Exchange Contracts	0	6	0	6
	$0	$12	$0	$12

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(15)	0	(15)
Equity Contracts	(16)	0	0	(16)
Foreign Exchange Contracts	0	(7)	0	(7)
Interest Rate Contracts	0	(5)	0	(5)
	$(16)	$(27)	$0	$(43)

Totals	$42,375	$272	$0	$42,647

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The	following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair	Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$17	$7	$59	$83
Unrealized appreciation on foreign currency contracts	0	0	0	5	0	5
Unrealized appreciation on OTC swap agreements	0	7	0	0	0	7

	$0	$7	$17	$12	$59	$95

Liabilities:
Written options outstanding	$0	$0	$11	$0	$5	$16
Variation margin payable on financial derivative instruments (2)	0	0	1	0	0	1
Unrealized depreciation on foreign currency contracts	0	0	0	7	0	7
Unrealized depreciation on OTC swap agreements	0	16	0	0	0	16

	$0	$16	$12	$7	$5	$40

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(43)	$0	$(39)	$(35)	$0	$(117)
Net realized gain on futures contracts	124	0	172	0	0	296
Net realized gain on written options	0	0	5	0	0	5
Net realized (loss) on swaps	0	(12)	0	0	0	(12)
Net realized (loss) on foreign currency transactions	0	0	0	(103)	0	(103)

	$81	$(12)	$138	$(138)	$0	$69

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(11)	$(14)	$(16)	$(41)
Net change in unrealized appreciation on futures contracts	0	0	21	0	0	21
Net change in unrealized appreciation (depreciation) on written options	0	0	6	0	(1)	5
Net change in unrealized (depreciation) on swaps	0	(1)	0	0	0	(1)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	33	0	33

	$0	$(1)	$16	$19	$(17)	$17

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

September 30, 2012 (Unaudited)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(4) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2)	$0	$(2)
BPS	3	0	3
BRC	(3)	0	(3)
DUB	6	0	6
FBF	1	0	1
GST	(1)	0	(1)
HUS	(7)	0	(7)
JPM	37	0	37
MYC	36	0	36

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	1,100	$1,422
Petroleum Export Ltd.
3.379% due 12/20/2012		$543	505

Total Bank Loan Obligations (Cost $1,996)			1,927

CORPORATE BONDS & NOTES 2.7%

BANKING & FINANCE 1.4%
American International Group, Inc.
8.175% due 05/15/2068		2,200	2,703
Banco Santander Brasil S.A.
2.485% due 03/18/2014		7,200	7,085
Bank of America Corp.
7.375% due 05/15/2014		4,800	5,257
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,921
Citigroup, Inc.
1.285% due 02/15/2013		5,800	5,812
2.438% due 08/13/2013		18,800	19,055
ING Bank NV
3.900% due 03/19/2014		4,000	4,192
International Lease Finance Corp.
6.375% due 03/25/2013		2,000	2,047
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	204
Nordea Bank AB
1.355% due 01/14/2014		12,500	12,568
Wachovia Corp.
0.635% due 08/01/2013		1,460	1,461
WM Covered Bond Program
4.375% due 09/16/2014	EUR	5,300	7,212

			77,517

INDUSTRIALS 1.2%
Arrow Electronics, Inc.
6.000% due 04/01/2020		$1,700	1,923
Cytec Industries, Inc.
8.950% due 07/01/2017		500	619
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,477
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		700	759
7.875% due 07/15/2015		2,000	2,350
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,271
New York Times Co.
5.000% due 03/15/2015		6,000	6,322
Office Depot, Inc.
6.250% due 08/15/2013		4,251	4,331
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	880
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	7,242
PulteGroup, Inc.
5.250% due 01/15/2014		6,000	6,240
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	552
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,197
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,603
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UST LLC
5.750% due 03/01/2018		$1,000	$1,200
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		5,700	5,807
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,793

			61,941

UTILITIES 0.1%
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,122
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,302

			6,424

Total Corporate Bonds & Notes (Cost $137,074)			145,882

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
0.767% due 09/25/2041		$12,945	13,030
2.375% due 07/28/2015 (f)(k)		6,000	6,338
2.440% due 08/01/2022		400	414
2.500% due 11/01/2027		77,000	80,766
2.850% due 06/01/2022		600	639
2.920% due 06/01/2022		1,900	2,023
3.000% due 01/01/2022 - 10/01/2042		143,294	151,307
3.500% due 10/01/2042 - 11/01/2042		70,000	74,889
4.000% due 10/01/2040 - 10/01/2042		186,028	200,474
4.500% due 09/01/2042 - 11/01/2042		90,600	98,017
5.000% due 03/01/2037 - 11/01/2042		41,000	44,690
5.500% due 10/01/2034 - 11/01/2042		59,628	65,368
Freddie Mac
0.771% due 07/15/2041		4,511	4,541

Total U.S. Government Agencies (Cost $736,541)			742,496

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (k)		122	165
3.625% due 04/15/2028 (k)		142	225
U.S. Treasury Notes
1.625% due 08/15/2022 (f)(i)(j)		112,285	112,215

Total U.S. Treasury Obligations (Cost $111,501)			112,605

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		409	417
2.250% due 08/25/2035		141	139
2.764% due 08/25/2033		412	422
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		600	716
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		1,143	1,046
Countrywide Alternative Loan Trust
0.549% due 11/20/2035		1,987	1,298
1.148% due 02/25/2036		406	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035		$255	$189
2.895% due 09/20/2036^		289	174
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,500	1,800
Merrill Lynch Floating Trust
0.766% due 07/09/2021		2,736	2,700
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		746	553
Structured Adjustable Rate Mortgage Loan Trust
2.809% due 01/25/2035		72	65
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		139	133
WaMu Mortgage Pass-Through Certificates
0.848% due 02/25/2047		432	300
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036		1,351	1,297
5.812% due 09/25/2036		3,554	3,295

Total Mortgage-Backed Securities (Cost $13,391)			14,854

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		138	139
7.001% due 09/20/2022		1,300	1,271
Citigroup Mortgage Loan Trust, Inc.
0.327% due 08/25/2036		32	32
Galaxy CLO Ltd.
0.715% due 10/20/2017		1,958	1,938
Mid-State Trust
8.330% due 04/01/2030		411	431
SLC Student Loan Trust
4.750% due 06/15/2033		1,596	1,533
SLM Student Loan Trust
0.589% due 12/17/2018		78	78
Wood Street CLO BV
1.222% due 11/22/2021	EUR	1,215	1,520

Total Asset-Backed Securities (Cost $6,896)			6,942

SOVEREIGN ISSUES 8.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,748	1,366
10.000% due 01/01/2014		13,868	7,023
10.000% due 01/01/2017		107,183	54,792
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022	EUR	25,700	34,254
5.500% due 11/01/2022		12,200	16,170
Spain Government International Bond
4.000% due 04/30/2020		4,900	5,685
4.850% due 10/31/2020		11,500	13,905
5.500% due 04/30/2021		17,000	21,333
5.850% due 01/31/2022		9,600	12,274
United Kingdom Gilt
1.250% due 11/22/2027 (c)	GBP	24,875	48,635
2.000% due 01/22/2016		27,200	46,290
3.750% due 09/07/2020		2,900	5,559
3.750% due 09/07/2021		66,800	128,698
4.000% due 03/07/2022		28,700	56,402

Total Sovereign Issues (Cost $442,723)			452,386

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (d)(e) 54.0%
PIMCO Emerging Local Bond Fund	21,041,074	$228,506
PIMCO Emerging Markets Bond Fund	6,961,338	85,555
PIMCO Emerging Markets Corporate Bond Fund	20,040,452	239,283
PIMCO EqS Pathfinder Fund®	51,719,998	540,991
PIMCO EqS™ Dividend Fund	16,303,752	181,135
PIMCO EqS™ Emerging Markets Fund	31,936,016	273,372
PIMCO Foreign Bond Fund (Unhedged)	1	0
PIMCO Global Advantage® Strategy Bond Fund	14,156,450	166,338
PIMCO Global Bond Fund (Unhedged)	8,652,852	92,586
PIMCO Long-Term U.S. Government Fund	14,008,280	168,099
PIMCO Real Return Fund	7,284,765	91,497
PIMCO RealEstateRealReturn Strategy Fund	2,551,286	13,726
PIMCO StocksPLUS® Fund	46,672,550	420,053
PIMCO Total Return Fund	21,697,195	251,254
PIMCO Unconstrained Bond Fund	15,089,119	175,637

Total Mutual Funds (Cost $2,769,504)		2,928,032

COMMON STOCKS 1.0%

FINANCIALS 0.5%
Sberbank of Russia GDR (a)	1,560,507	18,258
Standard Chartered PLC	514,432	11,630

		29,888

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR (f)	610,808	25,293

Total Common Stocks (Cost $55,354)		55,181

EXCHANGE-TRADED FUNDS 30.8%
iShares MSCI EAFE Index Fund	3,044,616	161,365
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (d)	310,834	33,750

	SHARES	MARKET VALUE (000S)
SPDR Gold Trust	3,621,335	$622,942
Vanguard MSCI Emerging Markets ETF	20,387,804	851,191

Total Exchange-Traded Funds (Cost $1,660,205)		1,669,248

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	672,071	1,022

Total Exchange-Traded Notes (Cost $5,203)		1,022

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.4%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bradesco S.A.
2.292% due 01/24/2013	$6,000	6,020
Banco do Brasil S.A.
0.000% due 03/26/2013	5,700	5,682
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	5,700	5,660
2.010% due 11/06/2012	6,000	5,991

		23,353

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.220% due 10/01/2012	500	500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $511. Repurchase proceeds are $500.)
Citigroup Global Markets, Inc.
0.280% due 10/01/2012	5,500	5,500
(Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $5,616. Repurchase proceeds are $5,500.)
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012	7,200	7,200
(Dated 09/28/2012. Collateralized by Federal Home Loan Bank 5.250% due 06/18/2014 valued at $7,364. Repurchase proceeds are $7,200.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	11,945	11,945
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $12,199. Repurchase proceeds are $11,945.)

		25,145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.6%
Fannie Mae
0.162% due 02/27/2013	$1,800	$1,799
0.178% due 02/20/2013	1,300	1,300
0.183% due 08/01/2013	1,300	1,298
Federal Home Loan Bank
0.155% due 02/20/2013	100	100
0.162% due 02/20/2013	9,800	9,798
0.178% due 03/01/2013	5,400	5,397
Freddie Mac
0.142% due 03/05/2013	900	900
0.152% due 02/26/2013	1,500	1,500
0.157% due 02/25/2013	2,900	2,899
0.162% due 01/03/2013 - 02/19/2013	5,400	5,400
0.173% due 02/11/2013	800	800
0.178% due 02/25/2013	1,000	1,000

		32,191

U.S. TREASURY BILLS 2.6%
0.151% due 01/31/2013 - 09/19/2013 (b)(f)(g)(i)(k)	140,883	140,759

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.3%
PIMCO Short-Term Floating NAV Portfolio	6,836,093	68,518

Total Short-Term Instruments (Cost $289,855)		289,966

PURCHASED OPTIONS (n) 0.7%
(Cost $98,570)		39,395

Total Investments 119.1% (Cost $6,328,813)		$6,459,936

Written Options (o) (0.4%) (Premiums $32,179)		(19,263)

Other Assets and Liabilities (Net) (18.7%)		(1,014,896)

Net Assets 100.0%		$5,425,777

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Institutional Class Shares of each Fund.
(f)	Securities with an aggregate market value of $50,174 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(g)	Securities with an aggregate market value of $370 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.

102	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $79,692 at a weighted average interest rate of 0.926%.
(i)	Securities with an aggregate market value of $26,897 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(j)	Securities with an aggregate market value of $55,083 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.120%	09/20/2012	10/04/2012	$5,055	$(5,055)
JPS	0.250%	09/10/2012	10/01/2012	12,463	(12,465)
RBS	0.080%	09/21/2012	10/12/2012	37,113	(37,114)

					$(54,634)

(k)	Securities with an aggregate market value of $21,450 and cash of $23,467 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	477	$78
Brent Crude November Futures	Long	10/2012	1,952	(2,582)
Cocoa December Futures	Short	12/2012	92	(40)
E-mini S&P 500 Index December Futures	Long	12/2012	4,952	(2,035)
Heating Oil November Futures	Long	10/2012	19	30
Live Cattle December Futures	Short	12/2012	136	41
Platinum January Futures	Long	01/2013	1,263	2,093
RBOB Gasoline November Futures	Long	10/2012	85	595
Sugar No. 11 March Futures	Short	02/2013	573	(54)
U.S. Treasury 5-Year Note December Futures	Long	12/2012	177	99
U.S. Treasury 10-Year Note December Futures	Long	12/2012	481	244
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	907	(554)
Volatility S&P 500 Index November Futures	Long	11/2012	393	64
WTI Crude November Futures	Long	10/2012	1,027	(6,540)

				$(8,561)

(l)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $7,630 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	$	106,550	$164	$(550)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	8,800	191	183
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		33,500	845	940
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		53,400	2,493	2,098
Pay	6-Month GBP-LIBOR	2.000%	03/20/2023	GBP	56,900	173	1,016
Receive	6-Month GBP-LIBOR	3.000%	03/20/2043		27,600	(209)	(1,453)

						$3,657	$2,234

(m)	OTC swap agreements outstanding on September 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Receive	London Platinum Markets Fixing Ltd. PM	$1,397.638	10/10/2012	GST	10,490	$2,836	$0	$2,836

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GST	(1.000%	)	12/20/2019	1.998%	$	1,700	$110	$0	$110
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.170%		500	(18)	0	(18)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	1.763%		1,000	(11)	0	(11)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.086%		300	2	28	(26)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.086%		200	1	18	(17)
Embarq Corp.	BRC	(1.650%	)	06/20/2016	0.873%		2,000	(58)	0	(58)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.855%	$	1,000	$(6)	$(16)	$10
Embarq Corp.	JPM	(2.350%	)	06/20/2016	0.873%		1,000	(55)	0	(55)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.685%		8,200	120	262	(142)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.444%		700	(64)	(73)	9
Macy’s Retail Holdings, Inc.	BRC	(6.780%	)	09/20/2015	0.680%		2,000	(365)	0	(365)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.305%		1,000	(21)	(23)	2
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.069%		2,000	2	115	(113)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.069%		4,000	(392)	(358)	(34)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	1.534%		8,200	(290)	78	(368)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	1.534%		5,800	(206)	37	(243)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.695%		750	(3)	0	(3)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.711%		6,000	(27)	187	(214)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.348%		500	(19)	0	(19)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.409%		1,000	(59)	0	(59)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.523%		1,200	42	43	(1)
UST LLC	BRC	(0.700%	)	03/20/2018	0.358%		1,000	(19)	0	(19)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.374%		1,000	24	16	8

								$(1,312)	$314	$(1,626)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	09/20/2015	0.265%	$	7,000	$156	$162	$(6)
Australia Government Bond	BRC	1.000%	03/20/2016	0.320%		4,000	96	86	10
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.504%		1,000	124	35	89
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.504%		1,000	124	15	109
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.504%		2,000	248	34	214
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		200	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		400	1	1	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.272%		15,600	59	26	33
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		800	1	1	0
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.272%		11,500	22	22	0
China Government International Bond	BRC	1.000%	12/20/2012	0.183%		400	1	(1)	2
China Government International Bond	CBK	1.000%	12/20/2012	0.183%		2,500	5	10	(5)
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		1,000	15	(48)	63
China Government International Bond	DUB	1.000%	03/20/2013	0.183%		12,200	51	53	(2)
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		12,200	181	(586)	767
China Government International Bond	GST	1.000%	12/20/2012	0.183%		5,200	12	24	(12)
China Government International Bond	HUS	1.000%	12/20/2012	0.183%		5,200	12	19	(7)
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		8,000	119	(387)	506
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		4,500	66	(215)	281
China Government International Bond	UAG	1.000%	03/20/2013	0.183%		1,000	4	4	0
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.308%		5,800	(13)	(175)	162
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.438%		2,700	35	(106)	141
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.438%		4,400	57	(76)	133
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.227%		200	0	(3)	3
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		1,300	2	(26)	28
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		200	0	(4)	4
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		1,300	2	(26)	28
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.458%		4,800	7	(49)	56
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.458%		4,800	8	(51)	59
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.458%		15,700	45	(164)	209
Japan Government International Bond	BPS	1.000%	09/20/2015	0.434%		1,900	32	11	21
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		4,000	68	54	14
Japan Government International Bond	DUB	1.000%	03/20/2015	0.365%		5,300	85	40	45
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		200	4	(2)	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		500	8	(6)	14
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		1,000	17	(12)	29
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		6,700	113	94	19
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		1,000	2	2	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		400	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		1,900	4	5	(1)
Republic of Germany	CBK	0.250%	06/20/2016	0.314%		2,800	(7)	(46)	39
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		1,600	3	(9)	12
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		700	2	(4)	6
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%		400	0	(6)	6
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		500	1	(7)	8

104	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	DUB	1.000%	12/20/2012	0.345%	$	100	$1	$(1)	$2
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		400	1	(4)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		700	2	(8)	10
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		1,000	2	(11)	13
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		400	1	(4)	5
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.367%		4,600	8	(2)	10
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.367%		1,100	2	1	1
South Africa Government International Bond	GST	1.000%	12/20/2012	0.367%		4,500	8	1	7
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.367%		4,600	8	0	8
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.367%		8,000	14	4	10
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.216%	EUR	5,200	9	(53)	62

							$1,830	$(1,397)	$3,227

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$116,970	$(1,555)	$827	$(2,382)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(204)	(15)	(189)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		21,650	(287)	(465)	178
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		10,845	646	678	(32)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		7,120	424	354	70
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049		2,200	131	109	22
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		1,285	77	80	(3)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		10,800	673	540	133
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		10,800	673	499	174
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	7,600	186	85	101
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		75,900	1,863	773	1,090
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		27,920	(574)	1,702	(2,276)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		17,600	586	649	(63)

							$2,639	$5,816	$(3,177)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	9,100	$134	$23	$111
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		17,300	296	92	204
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		65,400	2,204	51	2,153
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		40,400	1,356	26	1,330
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		56,300	2,195	332	1,863
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		13,600	267	1	266
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,200	33	7	26
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,400	68	5	63
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		3,300	162	11	151

							$6,715	$548	$6,167

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(n)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	GST	$130.000	11/15/2013	1,000	$7,000	$1,790
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	425	2,975	761
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	23	145	38

					$10,120	$2,589

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	180,780	$2,043	$105
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013		80,700	993	587
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013		77,900	954	567
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		449,000	23,977	16,604
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		487,100	18,160	9,469
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		58,800	2,963	1,304

								$49,090	$28,636

Foreign Currency Options
Description	Counterparty			Exercise Price	Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	BOA	$		1.200	10/12/2012		EUR	127,890	$2,408	$2
Put - OTC EUR versus USD	UAG			1.200	10/12/2012			87,780	1,658	1
Call - OTC EUR versus USD	DUB			1.314	10/18/2012			81,800	370	136
Put - OTC EUR versus USD	DUB			1.000	05/22/2015			166,400	8,240	2,632
Call - OTC GBP versus USD	BOA			1.641	10/18/2012		GBP	32,700	138	47
Put - OTC NZD versus USD	BRC			0.806	10/18/2012		NZD	25,700	83	27
Call - OTC USD versus BRL	UAG		BRL	2.065	10/18/2012	$		25,800	98	58
Call - OTC USD versus CAD	RBC		CAD	0.993	10/18/2012			63,600	173	162
Call - OTC USD versus JPY	DUB		JPY	79.000	10/18/2012			63,600	172	140
Call - OTC USD versus MXN	HUS		MXN	13.240	10/18/2012			25,800	128	70
Call - OTC USD versus SEK	BRC		SEK	6.701	10/18/2012			21,200	93	56

									$13,561	$3,331

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	17,167	$772	$69
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	8,833	937	101

				$1,709	$170

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	4,718	$12,422	$260
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	1,294	2,644	1,553
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	435	1,601	204
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	1,399	3,600	769
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	69	623	197
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	319	3,200	1,686

				$24,090	$4,669

(o)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty		Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	GST	$	140.000	11/11/2013	1,000	$7,370	$(2,480)
Call - OTC Brent Crude December Futures	MYC		140.000	11/11/2013	425	3,124	(1,054)
Call - OTC Brent Crude December Futures	MYC		160.000	11/10/2015	23	145	(48)

						$10,639	$(3,582)

106	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	18,800	$60	$(85)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		18,800	60	(5)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		67,900	240	(308)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		67,900	240	(19)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		6,100	44	(93)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		6,100	44	(2)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		20,100	36	(82)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		20,100	18	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		26,500	260	(673)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		26,500	477	(35)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		16,600	38	(40)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		16,600	44	(22)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		29,100	79	(118)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		29,100	78	(11)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		107,600	1,022	(2,733)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		107,600	1,980	(144)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		247,000	2,964	(584)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		32,600	23	0
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		95,200	895	(2,418)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		95,200	1,742	(127)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		33,400	67	(135)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		7,700	25	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		67,800	166	(275)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		67,800	206	(25)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		149,100	180	(604)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		149,100	248	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,400	138	(141)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,400	138	(78)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		30,400	57	(123)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		34,000	112	(13)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		22,100	20	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		16,400	15	(47)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		16,400	67	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		19,700	32	(65)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		19,700	46	(19)
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		28,100	49	(80)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		28,100	82	0
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	59,300	747	(406)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		63,500	817	(435)

								$13,556	$(9,948)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$	54,400	$332	$(11)

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Premium	Market Value
Put - OTC EUR versus USD	DUB	$		1.273	10/18/2012		EUR	81,800	$388	$(449)
Put - OTC GBP versus USD	BOA			1.603	10/18/2012		GBP	32,700	133	(159)
Call - OTC NZD versus USD	BRC			0.833	10/18/2012		NZD	25,700	69	(116)
Put - OTC USD versus BRL	UAG		BRL	2.004	10/18/2012	$		25,800	76	(45)
Put - OTC USD versus CAD	RBC		CAD	0.970	10/18/2012			63,600	151	(83)
Put - OTC USD versus JPY	DUB		JPY	77.090	10/18/2012			63,600	154	(114)
Put - OTC USD versus MXN	HUS		MXN	12.740	10/18/2012			25,800	104	(113)
Put - OTC USD versus SEK	BRC		SEK	6.473	10/18/2012			21,200	82	(67)

									$1,157	$(1,146)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	8,833	$432	$(40)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	1,294	$2,584	$(2,899)
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	69	276	(61)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	319	1,498	(628)

				$4,358	$(3,588)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - CBOE 3M Co.	—	$70.000	10/20/2012	2,468		—	$54	$(6)
Put - CBOE Baxter International, Inc.	—	40.000	11/17/2012	4,192		—	96	(15)
Put - CBOE BP PLC SP - ADR	—	29.000	01/19/2013	5,545		—	227	(72)
Put - CBOE E.I. du Pont de Nemours & Co.	—	36.000	10/20/2012	4,779		—	151	(14)
Put - CBOE Halliburton Co.	—	20.000	10/20/2012	7,889		—	142	(16)
Put - CBOE Itau Unibanco Holding S.A. SP - ADR	—	9.000	12/22/2012	16,340		—	294	(204)
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	—	$	30,200	142	(364)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012	—		12,000	60	(145)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	—		30,200	142	(30)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012	—		12,000	60	(12)

							$1,368	$(878)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BPS	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(12)
Floor - OTC CPURNSA Index	BPS	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	(10)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	105	(18)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(30)

						$337	$(70)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2012	14,871	$1,400,700	AUD	21,100	EUR	44,300	GBP	23,100	NZD	18,000	$22,565
Sales	169,109	1,761,000		0		258,500		54,900		43,000	28,428
Closing Buys	(124,568)	(688,300)		(21,100)		(44,300)		(45,300)		(35,300)	(17,458)
Expirations	0	0		0		0		0		0	0
Exercised	(6,236)	(238,200)		0		(53,900)		0		0	(1,356)

Balance at 09/30/2012	53,176	$2,235,200	AUD	0	EUR	204,600	GBP	32,700	NZD	25,700	$32,179

(p)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	10/01/2042	$10,000	$10,339	$(10,556)
Fannie Mae	3.500%	10/01/2042	1,000	1,058	(1,073)

				$11,397	$(11,629)

(q)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	32,504	$	33,688	UAG	$0	$(5)	$(5)
10/2012	BRL	348,035		168,785	BRC	0	(2,893)	(2,893)
10/2012		158,517		76,834	MSC	0	(1,359)	(1,359)
10/2012	CNY	166,026		26,183	HUS	0	(198)	(198)
10/2012	EUR	11,700		15,132	BOA	94	0	94
10/2012		1,667		2,099	BPS	0	(44)	(44)
10/2012		82		104	CBK	0	(2)	(2)
10/2012		52,933		68,456	DUB	434	(13)	421
10/2012		3,331		4,081	FBF	0	(200)	(200)
10/2012		31,492		38,946	HUS	0	(1,528)	(1,528)
10/2012		82,664		105,725	JPM	0	(516)	(516)

108	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	11,700	$	15,134	RBC	$96	$0	$96
10/2012		259		318	RYL	0	(15)	(15)
10/2012		6,352		8,224	UAG	60	0	60
10/2012	GBP	24,400		39,584	BOA	186	0	186
10/2012		8,300		13,465	RBC	63	0	63
10/2012	INR	1,457,273		25,930	BRC	0	(1,699)	(1,699)
10/2012		801,264		14,174	HUS	0	(1,017)	(1,017)
10/2012		1,319,196		23,270	JPM	0	(1,741)	(1,741)
10/2012		756,860		13,410	UAG	0	(939)	(939)
10/2012	JPY	1,392,441		17,859	BPS	16	0	16
10/2012	MYR	71,943		22,396	CBK	0	(1,084)	(1,084)
10/2012		66,491		20,785	JPM	0	(916)	(916)
10/2012		63,227		19,740	UAG	0	(896)	(896)
10/2012	THB	602,711		18,996	DUB	0	(545)	(545)
10/2012		602,711		18,938	UAG	0	(603)	(603)
10/2012	TRY	18,877		10,230	DUB	0	(240)	(240)
10/2012		60,788		32,891	HUS	0	(826)	(826)
10/2012	$	66,606	AUD	64,572	BOA	327	0	327
10/2012		14,122		13,452	CBK	0	(178)	(178)
10/2012		2,728		2,677	HUS	47	0	47
10/2012		275,087	BRL	558,964	UAG	584	(13)	571
10/2012		15,900	CAD	15,593	CBK	0	(45)	(45)
10/2012		15,900		15,602	HUS	0	(36)	(36)
10/2012		31,800		31,195	RBC	0	(80)	(80)
10/2012		26,123	CNY	166,026	UAG	258	0	258
10/2012		1,580	EUR	1,212	BPS	0	(23)	(23)
10/2012		182		148	JPM	8	0	8
10/2012		94,987		77,446	RBC	4,548	0	4,548
10/2012		45,411		36,857	UAG	1,958	0	1,958
10/2012		77,681	INR	4,334,594	HUS	4,499	0	4,499
10/2012		31,800	JPY	2,480,489	BRC	0	(10)	(10)
10/2012		49,700		3,872,978	DUB	0	(66)	(66)
10/2012		25,800	MXN	334,710	HUS	152	0	152
10/2012		65,806	MYR	201,662	UAG	12	0	12
10/2012		2,910	NZD	3,550	BOA	29	0	29
10/2012		10,529		12,850	BRC	106	0	106
10/2012		7,620		9,300	HUS	77	0	77
10/2012		21,200	SEK	139,583	BRC	37	0	37
10/2012		38,973	THB	1,205,422	UAG	110	0	110
10/2012	ZAR	226,517	$	27,083	BRC	96	(139)	(43)
10/2012		73,594		8,870	CBK	57	0	57
10/2012		55,254		6,650	FBF	33	0	33
10/2012		401,330		47,936	HUS	154	(278)	(124)
10/2012		56,256		6,650	JPM	0	(87)	(87)
10/2012		88,910		10,607	UAG	0	(41)	(41)
11/2012	HKD	705,766		91,027	DUB	7	0	7
11/2012		714,912		92,213	JPM	14	0	14
11/2012	HUF	1,131,600		4,991	JPM	0	(80)	(80)
11/2012	PLN	160,497		46,575	UAG	0	(3,264)	(3,264)
11/2012	TWD	2,050,757		69,215	BRC	0	(736)	(736)
11/2012		251,543		8,410	CBK	0	(170)	(170)
11/2012		997,305		33,770	JPM	0	(248)	(248)
11/2012	$	1,477	CHF	1,420	BPS	34	0	34
11/2012		29,086		26,916	CBK	0	(441)	(441)
11/2012		65,027		62,200	MSC	1,167	0	1,167
11/2012		13,665		12,903	UAG	66	0	66
11/2012		28,354		27,273	WST	671	0	671
11/2012		15,984	NOK	93,860	DUB	370	0	370
11/2012		5,965	SEK	39,800	BRC	85	0	85
11/2012		5,976		39,801	UAG	74	0	74
12/2012	BRL	506,551	$	246,978	UAG	0	(1,008)	(1,008)
12/2012	GBP	1,321		2,145	HUS	12	0	12
12/2012		50,355		80,522	RYL	0	(774)	(774)
12/2012	INR	4,334,594		76,786	HUS	0	(4,517)	(4,517)
12/2012	JPY	2,201,553		28,195	CBK	0	(32)	(32)
12/2012	KRW	184,847,498		162,375	JPM	0	(3,055)	(3,055)
12/2012	MXN	135,651		10,030	BOA	0	(444)	(444)
12/2012		142,772		10,490	BRC	0	(534)	(534)
12/2012		142,643		10,490	HUS	0	(524)	(524)
12/2012		665,989		49,386	JPM	0	(2,038)	(2,038)
12/2012		295,115		21,765	UAG	0	(1,022)	(1,022)
12/2012	$	14,768	CAD	14,304	CBK	0	(244)	(244)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	57,156	CAD	55,817	DUB	$0	$(481)	$(481)
12/2012		48,954		47,685	HUS	0	(536)	(536)
12/2012		134	GBP	84	BRC	2	0	2
12/2012		2,968		1,827	CBK	0	(18)	(18)
12/2012		152,955		94,249	JPM	78	(871)	(793)
12/2012		3,289		2,028	RBC	0	(15)	(15)
12/2012		49,191		30,332	WST	0	(221)	(221)
12/2012		17,870	JPY	1,392,441	BPS	0	(16)	(16)
12/2012		9,961		779,045	CBK	27	0	27
12/2012		192,790		15,214,812	FBF	2,290	0	2,290
12/2012		4,900	MXN	65,176	CBK	133	0	133
12/2012		1,400		18,622	FBF	38	0	38
12/2012		15,600		201,146	MSC	0	(69)	(69)
12/2012		15,900		214,263	UAG	644	0	644
01/2013	IDR	141,457,963	$	14,260	BPS	0	(288)	(288)
01/2013		82,041,307		8,287	BRC	0	(150)	(150)
01/2013		256,235,730		26,155	MSC	0	(198)	(198)
01/2013	MYR	201,662		65,481	UAG	138	0	138
01/2013	RUB	2,942,816		88,600	JPM	0	(3,732)	(3,732)
01/2013	THB	1,205,422		38,803	UAG	0	(58)	(58)
02/2013	CNY	154,710		24,538	BRC	196	0	196
02/2013		367,769		57,721	JPM	0	(143)	(143)
02/2013	$	26,105	CNY	166,026	HUS	17	0	17
08/2013		4,789		30,000	DUB	0	(100)	(100)
08/2013		3,339		21,000	RYL	0	(56)	(56)
08/2013		3,664		23,000	UAG	0	(69)	(69)
09/2015		7,010		42,600	DUB	0	(593)	(593)

						$20,104	$(45,020)	$(24,916)

(r)	Fair Value Measurements (1)

(i)	The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,927	$0	$1,927
Corporate Bonds & Notes
Banking & Finance	0	77,517	0	77,517
Industrials	0	61,941	0	61,941
Utilities	0	6,424	0	6,424
U.S. Government Agencies	0	742,496	0	742,496
U.S. Treasury Obligations	0	112,605	0	112,605
Mortgage-Backed Securities	0	14,854	0	14,854
Asset-Backed Securities	0	5,532	1,410	6,942
Sovereign Issues	0	452,386	0	452,386
Mutual Funds	2,928,032	0	0	2,928,032
Common Stocks
Financials	18,258	11,630	0	29,888
Health Care	25,293	0	0	25,293
Exchange-Traded Funds	1,669,248	0	0	1,669,248
Exchange-Traded Notes	1,022	0	0	1,022
Short-Term Instruments
Certificates of Deposit	0	23,353	0	23,353
Repurchase Agreements	0	25,145	0	25,145
Short-Term Notes	0	32,191	0	32,191
U.S. Treasury Bills	0	140,759	0	140,759
PIMCO Short-Term Floating NAV Portfolio	68,518	0	0	68,518

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Commodity Contracts	$0	$2,589	$0	$2,589
Equity Contracts	4,839	0	0	4,839
Foreign Exchange Contracts	0	3,331	0	3,331
Interest Rate Contracts	0	28,636	0	28,636
	$ 4,715,210	$1,743,316	$1,410	$6,459,936

Short Sales, at value	$0	$(11,629)	$0	$(11,629)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	2,759	2,836	0	5,595
Credit Contracts	0	5,167	0	5,167
Equity Contracts	64	0	0	64
Foreign Exchange Contracts	0	20,104	0	20,104
Interest Rate Contracts	421	10,404	0	10,825
	$3,244	$38,511	$0	$41,755

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(9,216)	(3,582)	0	(12,798)
Credit Contracts	0	(6,754)	0	(6,754)
Equity Contracts	(5,990)	0	0	(5,990)
Foreign Exchange Contracts	0	(46,166)	0	(46,166)
Interest Rate Contracts	(554)	(12,502)	(70)	(13,126)
	$(15,760)	$(69,004)	$(70)	$(84,834)

Totals	$4,702,694	$1,701,194	$1,340	$6,405,228

110	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Asset-Backed Securities	$1,348	$0	$(21)	$3	$0	$80	$0	$0	$1,410	$80

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(91)	$0	$0	$0	$0	$21	$0	$0	$(70)	$21

Totals	$1,257	$0	$(21)	$3	$0	$101	$0	$0	$1,340	$101

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Asset-Backed Securities	$1,271	Benchmark Pricing	Base Price	97.77
	139	Third Party Vendor	Broker Quote	100.50

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(70)	Indicative Market Quotations	Broker Quote	0.15-0.31

Total	$1,340

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$2,589	$0	$4,839	$3,331	$28,636	$39,395
Variation margin receivable on financial derivative instruments (2)	2,305	0	118	0	579	3,002
Unrealized appreciation on foreign currency contracts	0	0	0	20,104	0	20,104
Unrealized appreciation on OTC swap agreements	2,836	5,167	0	0	6,167	14,170

	$7,730	$5,167	$4,957	$23,435	$35,382	$76,671

Liabilities:
Written options outstanding	$3,582	$11	$3,955	$1,146	$10,569	$19,263
Variation margin payable on financial derivative instruments (2)	0	0	1,708	0	308	2,016
Unrealized depreciation on foreign currency contracts	0	0	0	45,020	0	45,020
Unrealized depreciation on OTC swap agreements	0	6,743	0	0	0	6,743

	$3,582	$6,754	$5,663	$46,166	$10,877	$73,042

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(10,910)	$0	$(13,691)	$(9,474)	$0	$(34,075)
Net realized gain (loss) on futures contracts	(10,256)	0	1,791	0	17,213	8,748
Net realized gain (loss) on written options	(881)	1,125	5,496	1,391	1,420	8,551
Net realized (loss) on swaps	0	(2,250)	0	0	307	(1,943)
Net realized gain on foreign currency transactions	0	0	0	40,255	0	40,255

	$(22,047)	$(1,125)	$(6,404)	$32,172	$18,940	$21,536

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,068)	$0	$(314)	$(2,200)	$(9,671)	$(14,253)
Net change in unrealized appreciation (depreciation) on futures contracts	(3,512)	0	(3,043)	0	3,699	(2,856)
Net change in unrealized appreciation (depreciation) on written options	2,246	(183)	1,800	(442)	2,988	6,409
Net change in unrealized appreciation (depreciation) on swaps	2,836	(1,015)	0	0	5,787	7,608
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(19,182)	0	(19,182)

	$(498)	$(1,198)	$(1,557)	$(21,824)	$2,803	$(22,274)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(8,561) and open centrally cleared swaps cumulative appreciation/(depreciation) of $2,234 as reported in the Notes to Consolidated Schedule of Investments.

(t)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Global Multi-Asset Fund			PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
BOA	$1,581	$(1,670)	$(89)	$0	$0	$0
BPS	69	(120)	(51)	0	0	0
BRC	(9,340)	11,779	2,439	0	0	0
CBK	(1,767)	1,838	71	0	0	0
DUB	1,251	(1,220)	31	0	0	0
FBF	2,735	(1,680)	1,055	0	0	0
GLM	134	2	136	0	0	0
GST	(909)	(730)	(1,639)	2,836	(3,160)	(324)
HUS	(5,445)	6,866	1,421	0	0	0
JPM	3,167	(6,250)	(3,083)	0	0	0
MSC	(459)	(160)	(619)	0	0	0
MYC	13,971	(13,856)	115	(10)	0	(10)
RBC	4,691	(4,650)	41	0	0	0
RYL	(1,555)	1,787	232	0	0	0
RYM	(157)	0	(157)	0	0	0
UAG	(4,203)	4,626	423	0	0	0
WST	450	(430)	20	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

112	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of twelve funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes

114	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant

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unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans,

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including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Line of Credit  On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $10,090,500,000. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2012 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2012, the AAAA Fund was paying interest at 1.765%. Program facility, upfront and interest fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2012 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Oustanding Principal as of 09/30/2012
$7,228,357	$7,228,357	$60,326	$5,217	$10,090,500

(b) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value

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amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional

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exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into a Fund’s custody account. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF

Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into commodity forward, credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the

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amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes

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periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund), which will vary.

Investing in Underlying PIMCO Funds (or Acquired Funds) involves certain additional expenses and tax results that would not be present in

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Notes to Financial Statements (Cont.)

a direct investment in the Underlying PIMCO Funds (or Acquired Funds).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO

Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or

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interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently decreases, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period, end is disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

Prime Broker Account Agreements and agreements governing listed equity option transactions between a Fund and selected counterparties or brokers govern the considerations and factors surrounding accounts opened for short selling and listed equity option transactions and activities, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. See Note 5(e) for additional information.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET FUND

PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of the GMA Subsidiary to the GMA Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II Ltd.	11/21/2008	12/10/2008	$5,425,777	$727,333	13.4%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO RealRetirement® Funds approach their target dates and their portfolios become more conservative, the PIMCO RealRetirement® Funds’ investment advisory contract provides that certain PIMCO RealRetirement® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.05%	0.20%	0.30%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	N/A	0.20%	0.25%
PIMCO RealRetirement® 2015 Fund(3)	0.70%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2020 Fund(3)	0.70%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2025 Fund(3)	0.70%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2030 Fund(3)	0.75%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2035 Fund(3)	0.75%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2040 Fund(3)	0.80%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2045 Fund(3)	0.80%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2050 Fund(3)	0.80%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® Income and Distribution Fund(3)	0.70%		0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO Global Multi-Asset Fund(4)	0.90%		0.05%	0.15%	0.05%	0.40%	0.40%

(1)

PIMCO has contractually agreed, through July 31, 2013, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2013, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3)

PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

(4)

PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

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Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2035 and PIMCO RealRetirement® 2045 Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO RealRetirement® 2015 Fund	$18
PIMCO RealRetirement® 2025 Fund	16
PIMCO RealRetirement® 2035 Fund	17
PIMCO RealRetirement® 2045 Fund	50

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of a Fund’s assets.

128	PIMCO ASSET ALLOCATION FUNDS

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PIMCO has contractually agreed, through July 31, 2013, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the RealRetirement® Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the RealRetirement® Funds in connection with the RealRetirement® Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

PIMCO has contractually agreed, through July 31, 2013, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2013, to reduce the PIMCO All Asset All Authority Fund’s (the “AAAA Fund”) Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at September 30, 2012 were $45,606,023 and $9,465,481, respectively, in the PIMCO All Asset and AAAA Funds.

The waivers are reflected on the Statements of Operations/Consolidated Statement of Operations as a component of Waiver by PIMCO. During the period ended September 30, 2012, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO All Asset Fund	$11,744
PIMCO All Asset All Authority Fund	4,133
PIMCO RealRetirement® 2015 Fund	65
PIMCO RealRetirement® 2020 Fund	144
PIMCO RealRetirement® 2025 Fund	89
PIMCO RealRetirement® 2030 Fund	127
PIMCO RealRetirement® 2035 Fund	75
PIMCO RealRetirement® 2040 Fund	121
PIMCO RealRetirement® 2045 Fund	34
PIMCO RealRetirement® 2050 Fund	66
PIMCO RealRetirement® Income and Distribution Fund	88
PIMCO Global Multi-Asset Fund	11,636

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2012, the amount was $2,167,155.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$1,519	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	129

Notes to Financial Statements (Cont.)

The PIMCO All Asset, PIMCO All Asset All Authority, and PIMCO RealRetirement® Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). The PIMCO Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO RealRetirement® and PIMCO Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2012 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,822,329	$160,837	$(347,161)	$(18,458)	$27,513	$1,645,060	$3,129
PIMCO CommodityRealReturn Strategy Fund®	693,412	27,261	(215,090)	(47,691)	84,789	542,681	7,799
PIMCO Convertible Fund	874,473	22,300	(219,346)	4,396	(26,095)	655,728	17,211
PIMCO Credit Absolute Return Fund	61,293	791	0	0	1,889	63,973	791
PIMCO Diversified Income Fund	1,139,058	148,382	0	0	55,259	1,342,699	27,641
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	2,602,323	344,294	0	0	130,647	3,077,264	13,229
PIMCO Emerging Local Bond Fund	1,923,926	460,492	0	0	32,618	2,417,036	49,166
PIMCO Emerging Markets Bond Fund	1,056,941	296,931	(204,172)	9,393	57,975	1,217,068	28,540
PIMCO Emerging Markets Corpoate Bond Fund	0	110,280	0	0		111,148	280
PIMCO Emerging Markets Currency Fund	2,109,450	326,176	0	0	428	2,436,054	15,226
PIMCO EqS™ Dividend Fund	29,995	594	0	0	771	31,360	594
PIMCO EqS™ Emerging Markets Fund	68,657	0	0	0	(3,429)	65,228	0
PIMCO EqS™ Long/Short Fund	0	117,500	0	0		114,522	0
PIMCO EqS Pathfinder Fund®	560,947	0	0	0	(1,070)	559,877	0
PIMCO Floating Income Fund	1,893,284	138,306	(9,221)	(340)	31,047	2,053,076	41,849
PIMCO Foreign Bond Fund (Unhedged)	693,394	136,224	0	0	55,337	884,955	10,704
PIMCO Fundamental Advantage Total Return Strategy Fund	555,409	510,259	(243,840)	(27,922)	52,745	846,651	2,077
PIMCO Fundamental IndexPLUS® TR Fund	20,894	1,037	0	0	829	22,760	1,037
PIMCO Global Advantage® Strategy Bond Fund	875,536	127,944	(12,024)	(114)	24,829	1,016,171	8,781
PIMCO High Yield Fund	1,880,640	534,265	0	0	59,671	2,474,576	67,959
PIMCO High Yield Spectrum Fund	534,559	222,723	0	0	25,159	782,441	21,507
PIMCO Income Fund	2,373,188	100,108	0	0	207,140	2,680,436	71,311
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	614,960	943,749	0	0	100,656	1,659,365	11,749
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	159,471	510	0	0	7,224	167,205	510
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	48,333	2,420	0	0	(354)	50,399	2,420
PIMCO Investment Grade Corporate Bond Fund	881,534	13,779	(563,517)	59,891	(21,164)	370,523	13,779
PIMCO Long Duration Total Return Fund	31,836	631	0	0	2,905	35,372	631
PIMCO Long-Term Credit Fund	761,582	22,263	0	0	72,459	856,304	22,263
PIMCO Long-Term U.S. Government Fund	12,380	167	0	0	1,261	13,808	167
PIMCO Low Duration Fund	6,759	47,523	0	0	380	54,662	142
PIMCO Real Return Asset Fund	1,253,094	8,372	(1,332,774)	190,200	(118,746)	146	8,372
PIMCO Real Return Fund	1,580	20	0	0	81	1,681	20
PIMCO RealEstateRealReturn Strategy Fund	903,095	34,295	(766,109)	116,277	(39,223)	248,335	34,295
PIMCO Senior Floating Rate Fund	205,965	440,407	0	0	6,467	652,839	5,547
PIMCO Short-Term Floating NAV Portfolio	48	1,033,022	(1,003,130)	(20)	0	29,920	22
PIMCO Short-Term Fund	11,727	233,671	(218,753)	74	254	26,973	154
PIMCO Small Cap StocksPLUS® TR Fund	39,359	823	0	0	2,413	42,595	823
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	174,385	7,426	0	0	3,543	185,354	7,426
PIMCO StocksPLUS® Fund	2,609	50	0	0	101	2,760	50
PIMCO StocksPLUS® Total Return Fund	33,631	651	0	0	2,336	36,618	651
PIMCO Total Return Fund	46,974	841,631	(381,636)	2,174	1,078	510,221	1,562
PIMCO Unconstrained Bond Fund	585,448	498,897	(492,283)	11,484	8,186	611,732	2,599
Totals	$27,544,478	$7,917,011	$(6,009,056)	$299,344	$847,909	$30,597,576	$502,013

130	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,754,244	$200,773	$(133,960)	$(10,397)	$37,030	$1,847,690	$3,120
PIMCO CommodityRealReturn Strategy Fund®	501,288	26,281	(268,113)	(35,130)	66,326	290,652	5,847
PIMCO Convertible Fund	691,153	27,495	(84,456)	(2,848)	(14,517)	616,827	14,669
PIMCO Credit Absolute Return Fund	34,732	75,448	0	0	1,144	111,324	448
PIMCO Diversified Income Fund	822,721	518,449	(4,100)	31	47,334	1,384,435	23,212
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	1,617,545	343,462	0	0	101,874	2,062,881	8,868
PIMCO Emerging Local Bond Fund	1,733,518	766,890	0	0	49,994	2,550,402	47,762
PIMCO Emerging Markets Bond Fund	1,252,672	414,118	0	0	82,290	1,749,080	34,235
PIMCO Emerging Markets Corporate Bond Fund	0	155,222	0	0		155,999	221
PIMCO Emerging Markets Currency Fund	2,170,727	704,305	0	0	13,444	2,888,476	17,070
PIMCO EqS™ Dividend Fund	21,814	432	0	0	561	22,807	432
PIMCO EqS™ Emerging Markets Fund	34,328	0	0	0	(1,714)	32,614	0
PIMCO EqS™ Long/Short Fund	0	127,500	0	0		125,072	0
PIMCO EqS Pathfinder Fund®	500,721	0	0	0	(955)	499,766	0
PIMCO Floating Income Fund	1,263,087	91,359	0	0	20,555	1,375,001	27,931
PIMCO Foreign Bond Fund (Unhedged)	304,461	197,551	0	0	33,362	535,374	5,750
PIMCO Fundamental Advantage Total Return Strategy Fund	757,244	491,104	(171,407)	(26,587)	64,489	1,114,843	2,855
PIMCO Fundamental IndexPLUS® TR Fund	43,515	2,160	0	0	1,724	47,399	2,160
PIMCO Global Advantage® Strategy Bond Fund	472,613	223,538	0	0	18,851	715,002	5,302
PIMCO High Yield Fund	1,925,936	1,033,188	0	0	64,188	3,023,312	70,555
PIMCO High Yield Spectrum Fund	326,760	495,981	0	0	20,969	843,710	16,317
PIMCO Income Fund	1,349,276	305,068	0	0	124,228	1,778,572	41,937
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	636,058	710,354	0	0	99,169	1,445,581	10,354
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	26,835	86	0	0	1,215	28,136	86
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	35,447	1,775	0	0	(260)	36,962	1,775
PIMCO Investment Grade Corporate Bond Fund	658,516	16,713	(245,130)	7,012	30,449	467,560	12,885
PIMCO Long Duration Total Return Fund	130,769	2,594	0	0	11,931	145,294	2,594
PIMCO Long-Term Credit Fund	212,759	6,220	0	0	20,242	239,221	6,220
PIMCO Long-Term U.S. Government Fund	166,962	2,247	0	0	17,012	186,221	2,247
PIMCO Low Duration Fund	2,526	31	0	0	61	2,618	31
PIMCO Real Return Asset Fund	923,832	6,796	(765,551)	69,645	(10,026)	224,696	6,796
PIMCO Real Return Fund	14,494	188	0	0	743	15,425	188
PIMCO RealEstateRealReturn Strategy Fund	856,217	42,621	(356,552)	47,450	12,650	602,386	42,621
PIMCO Senior Floating Rate Fund	142,684	562,351	(26,839)	(293)	7,315	685,218	8,223
PIMCO Short-Term Floating NAV Portfolio	1,584,963	4,772,220	(5,466,300)	158	0	891,041	120
PIMCO Short-Term Fund	6,847	129,548	(130,773)	(9)	119	5,732	57
PIMCO Small Cap StocksPLUS® TR Fund	78,812	1,648	0	0	4,832	85,292	1,648
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	231,854	9,873	0	0	4,711	246,438	9,873
PIMCO StocksPLUS® Fund	10,355	199	0	0	399	10,953	199
PIMCO StocksPLUS® Total Return Fund	15,935	308	0	0	1,108	17,351	308
PIMCO StocksPLUS® TR Short Strategy Fund	1,322,638	2,076,034	0	0	(19,487)	3,379,185	19,800
PIMCO Total Return Fund	209,894	1,182,248	(491,564)	2,214	20,091	922,883	8,713
PIMCO Unconstrained Bond Fund	912,747	427,283	(293,095)	3,214	40,654	1,090,803	6,873
Totals	$25,759,499	$16,151,661	$(8,437,840)	$54,460	$974,105	$34,500,234	$470,302

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	131

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2015 Fund
Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$422	$543	$0	$0	$38	$1,003	$1
PIMCO Emerging Markets Bond Fund	0	1,315	0	0	33	1,348	11
PIMCO EqS™ Dividend Fund	0	969	0	0	51	1,020	11
PIMCO EqS™ Emerging Markets Fund	620	260	0	0	(14)	866	0
PIMCO EqS Pathfinder Fund®	447	199	0	0	5	651	0
PIMCO Global Advantage® Strategy Bond Fund	612	622	0	0	28	1,262	7
PIMCO High Yield Fund	0	1,349	0	0	11	1,360	14
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	60	0	(56)	(10)	6	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	584	393	0	0	5	982	43
PIMCO Low Duration Fund	1,261	1,989	0	0	55	3,305	24
PIMCO Real Return Fund	4,976	2,986	(1,656)	18	282	6,606	72
PIMCO RealEstateRealReturn Strategy Fund	752	282	(291)	19	19	781	38
PIMCO Short-Term Floating NAV Portolio	2,706	9,802	(11,900)	0	0	608	2
PIMCO Short-Term Floating NAV Portfolio III	0	1,602	(400)	0	0	1,202	2
PIMCO Small Cap StocksPLUS® TR Strategy Fund	137	651	0	0	57	845	15
PIMCO StocksPLUS® Fund	1,715	972	(149)	(3)	108	2,643	43
PIMCO Total Return Fund	5,055	3,291	0	0	285	8,631	99
Totals	$19,347	$27,225	$(14,452)	$24	$969	$33,113	$382

PIMCO RealRetirement® 2020 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,266	$2,295	$0	$0	$148	$3,709	$5
PIMCO Emerging Markets Bond Fund	0	2,717	0	0	74	2,791	24
PIMCO EqS™ Dividend Fund	0	1,976	0	0	117	2,093	25
PIMCO EqS™ Emerging Markets Fund	1,858	659	0	0	(54)	2,463	0
PIMCO EqS Pathfinder Fund®	1,619	627	0	0	11	2,257	0
PIMCO Global Advantage® Strategy Bond Fund	1,523	1,319	0	0	53	2,895	16
PIMCO High Yield Fund	0	2,718	0	0	28	2,746	30
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,609	737	0	0	(6)	2,340	104
PIMCO Real Return Fund	11,042	5,759	(4,905)	51	585	12,532	158
PIMCO RealEstateRealReturn Strategy Fund	2,211	991	(575)	(44)	146	2,729	133
PIMCO Short-Term Floating NAV Portfolio	5,715	19,407	(22,900)	0	0	2,222	6
PIMCO Short-Term Floating NAV Portfolio III	0	4,305	(900)	0	0	3,405	5
PIMCO Small Cap StocksPLUS® TR Strategy Fund	332	1,413	0	0	129	1,874	32
PIMCO StocksPLUS® Fund	5,025	2,034	0	0	302	7,361	120
PIMCO Total Return Fund	10,501	5,476	0	0	572	16,549	202
Totals	$42,701	$52,433	$(29,280)	$7	$2,105	$67,966	$860

132	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2025 Fund
Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$809	$2,541	$0	$0	$185	$3,535	$4
PIMCO Emerging Markets Bond Fund	0	1,501	0	0	44	1,545	14
PIMCO EqS™ Dividend Fund	0	1,257	0	0	74	1,331	15
PIMCO EqS™ Emerging Markets Fund	1,138	552	0	0	(24)	1,666	0
PIMCO EqS Pathfinder Fund®	1,101	710	(173)	0	15	1,653	0
PIMCO Global Advantage® Strategy Bond Fund	1,083	608	0	0	43	1,734	12
PIMCO High Yield Fund	0	1,501	0	0	19	1,520	18
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	103	0	(95)	(16)	8	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,337	979	0	0	4	2,320	101
PIMCO Real Return Fund	4,156	3,498	(1,787)	13	247	6,127	63
PIMCO RealEstateRealReturn Strategy Fund	1,700	1,340	(236)	15	48	2,867	136
PIMCO Short-Term Floating NAV Portfolio	3,907	13,504	(15,800)	1	(1)	1,611	4
PIMCO Short-Term Floating NAV Portfolio III	0	2,703	(900)	0	0	1,803	3
PIMCO Small Cap StocksPLUS® TR Strategy Fund	290	1,431	0	0	130	1,851	29
PIMCO StocksPLUS® Fund	2,983	2,512	0	0	248	5,743	88
PIMCO Total Return Fund	4,003	3,232	0	0	243	7,478	83
Totals	$22,610	$37,869	$(18,991)	$13	$1,283	$42,784	$570

PIMCO RealRetirement® 2030 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,048	$4,630	$0	$ 0	$312	$5,990	$7
PIMCO Emerging Markets Bond Fund	0	1,091	0	0	55	1,146	16
PIMCO EqS™ Dividend Fund	0	1,688	0	0	102	1,790	20
PIMCO EqS™ Emerging Markets Fund	1,938	1,103	0	0	(17)	3,024	0
PIMCO EqS Pathfinder Fund®	1,411	995	0	0	31	2,437	0
PIMCO Global Advantage® Strategy Bond Fund	1,521	926	0	0	63	2,510	17
PIMCO High Yield Fund	0	1,088	0	0	27	1,115	20
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,498	2,356	0	0	18	4,872	209
PIMCO Long-Term U.S. Government Fund	488	335	0	0	45	868	8
PIMCO Real Return Fund	3,053	3,041	0	0	201	6,295	49
PIMCO RealEstateRealReturn Strategy Fund	2,296	2,064	0	0	81	4,441	208
PIMCO Short-Term Floating NAV Portfolio	6,514	17,506	(21,800)	1	0	2,221	6
PIMCO Short-Term Floating NAV Portfolio III	0	3,903	(1,900)	0	1	2,004	3
PIMCO Small Cap StocksPLUS® TR Strategy Fund	1,248	2,834	0	0	293	4,375	67
PIMCO StocksPLUS® Fund	5,694	4,055	0	0	464	10,213	160
PIMCO Total Return Fund	4,009	3,309	0	0	239	7,557	83
Totals	$31,718	$50,924	$(23,700)	$ 1	$1,915	$60,858	$873

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2035 Fund
Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$349	$0	$0	$7	$356	$2
PIMCO CommoditiesPLUS® Strategy Fund	772	3,506	0	0	229	4,507	5
PIMCO Emerging Markets Bond Fund	0	688	0	0	30	718	9
PIMCO EqS™ Dividend Fund	0	1,046	0	0	61	1,107	11
PIMCO EqS™ Emerging Markets Fund	995	672	0	0	0	1,667	0
PIMCO EqS Pathfinder Fund®	907	673	0	0	18	1,598	0
PIMCO Global Advantage® Strategy Bond Fund	383	298	0	0	18	699	4
PIMCO High Yield Fund	0	343	0	0	8	351	6
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	239	0	(221)	(38)	20	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,662	1,701	0	0	(1)	3,362	142
PIMCO Long-Term U.S. Government Fund	759	676	0	0	63	1,498	13
PIMCO Real Return Fund	1,194	1,096	0	0	72	2,362	18
PIMCO RealEstateRealReturn Strategy Fund	1,867	1,646	(331)	19	35	3,236	147
PIMCO Short-Term Floating NAV Portolio	3,507	12,003	(14,300)	0	0	1,210	3
PIMCO Short-Term Floating NAV Portfolio III	0	2,302	(1,700)	1	(1)	602	2
PIMCO Small Cap StocksPLUS® TR Strategy Fund	747	2,746	0	0	277	3,770	55
PIMCO StocksPLUS® Fund	4,074	3,348	0	0	337	7,759	118
PIMCO Total Return Fund	934	1,208	0	0	62	2,204	22
Totals	$18,040	$34,301	$(16,552)	$(18)	$1,235	$37,006	$557

PIMCO RealRetirement® 2040 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$564	$0	$0	$12	$576	$3
PIMCO CommoditiesPLUS® Strategy Fund	1,435	5,986	0	0	358	7,779	9
PIMCO Emerging Markets Bond Fund	0	542	0	0	24	566	8
PIMCO EqS™ Dividend Fund	0	1,654	0	0	93	1,747	19
PIMCO EqS™ Emerging Markets Fund	1,552	789	0	0	(25)	2,316	0
PIMCO EqS Pathfinder Fund®	1,380	811	0	0	19	2,210	0
PIMCO High Yield Fund	0	539	0	0	12	551	10
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,452	2,515	0	0	(17)	5,950	257
PIMCO Long-Term U.S. Government Fund	1,468	1,053	0	0	126	2,647	24
PIMCO Real Return Fund	1,224	774	0	0	69	2,067	17
PIMCO RealEstateRealReturn Strategy Fund	3,383	2,454	(235)	(28)	124	5,698	268
PIMCO Short-Term Floating NAV Portfolio	6,623	14,606	(19,200)	1	(1)	2,029	6
PIMCO Short-Term Floating NAV Portfolio III	0	3,102	(2,900)	1	0	203	2
PIMCO Small Cap StocksPLUS® TR Strategy Fund	2,812	3,156	0	0	427	6,395	104
PIMCO StocksPLUS® Fund	6,663	6,395	0	0	567	13,625	210
PIMCO Total Return Fund	1,317	897	0	0	71	2,285	25
Totals	$31,309	$45,837	$(22,335)	$(26)	$1,859	$56,644	$962

134	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2045 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$231	$0	$0	$0	$231	$0
PIMCO CommoditiesPLUS® Strategy Fund	133	3,315	(150)	(5)	212	3,505	3
PIMCO Emerging Markets Bond Fund	0	245	0	0	6	251	2
PIMCO EqS™ Dividend Fund	0	716	0	0	36	752	5
PIMCO EqS™ Emerging Markets Fund	147	1,001	0	0	65	1,213	0
PIMCO EqS Pathfinder Fund®	122	796	0	0	23	941	0
PIMCO High Yield Fund	0	242	0	0	4	246	3
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	341	2,349	(100)	0	19	2,609	100
PIMCO Long-Term U.S. Government Fund	139	1,072	(126)	(3)	(7)	1,075	6
PIMCO Real Return Fund	76	451	(154)	0	6	379	2
PIMCO RealEstateRealReturn Strategy Fund	326	2,572	(50)	(1)	(82)	2,765	103
PIMCO Short-Term Floating NAV Portfolio	400	4,101	(3,995)	0	0	506	1
PIMCO Short-Term Floating NAV Portfolio III	0	900	(895)	0	0	5	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	267	2,255	0	0	211	2,733	36
PIMCO StocksPLUS® Fund	710	4,757	0	0	273	5,740	73
PIMCO Total Return Fund	92	648	0	0	12	752	5
Totals	$2,753	$25,651	$(5,470)	$(9)	$778	$23,703	$339

PIMCO RealRetirement® 2050 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$330	$0	$0	$6	$336	$1
PIMCO CommoditiesPLUS® Strategy Fund	837	4,310	(170)	(6)	257	5,228	6
PIMCO Emerging Markets Bond Fund	0	311	0	0	13	324	4
PIMCO EqS™ Dividend Fund	0	1,041	0	0	51	1,092	10
PIMCO EqS™ Emerging Markets Fund	819	857	0	0	13	1,689	0
PIMCO EqS Pathfinder Fund®	631	598	0	0	16	1,245	0
PIMCO High Yield Fund	0	308	0	0	7	315	5
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,007	1,789	(157)	(62)	45	3,622	153
PIMCO Long-Term U.S. Government Fund	756	639	0	0	59	1,454	12
PIMCO Real Return Fund	304	235	(382)	7	6	170	4
PIMCO RealEstateRealReturn Strategy Fund	1,930	1,834	0	0	29	3,793	174
PIMCO Short-Term Floating NAV Portfolio	3,514	8,303	(10,810)	0	0	1,007	3
PIMCO Short-Term Floating NAV Portfolio III	0	1,501	(1,495)	0	0	6	1
PIMCO Small Cap StocksPLUS® TR Strategy Fund	1,534	2,086	(157)	(8)	249	3,704	58
PIMCO StocksPLUS® Fund	3,854	4,274	(470)	(21)	326	7,963	117
PIMCO Total Return Fund	357	310	0	0	20	687	7
Totals	$16,543	$28,726	$(13,641)	$(90)	$1,097	$32,635	$555

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® Income and Distribution Fund
Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$416	$857	$(33)	$(6)	$62	$1,296	$2
PIMCO Emerging Markets Bond Fund	0	2,111	(29)	0	47	2,129	16
PIMCO EqS™ Dividend Fund	0	1,233	(43)	(1)	77	1,266	15
PIMCO EqS™ Emerging Markets Fund	663	299	(31)	(4)	(7)	920	0
PIMCO EqS Pathfinder Fund®	442	221	(22)	0	7	648	0
PIMCO Global Advantage® Strategy Bond Fund	809	859	(44)	(1)	40	1,663	9
PIMCO High Yield Fund	0	1,687	(29)	0	18	1,676	19
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	757	431	(38)	(18)	24	1,156	53
PIMCO Low Duration Fund	2,828	1,556	(156)	(1)	89	4,316	42
PIMCO Real Return Fund	7,133	4,533	(3,550)	29	393	8,538	106
PIMCO RealEstateRealReturn Strategy Fund	714	414	(140)	(16)	52	1,024	52
PIMCO Short-Term Floating NAV Portolio	2,712	21,102	(22,700)	1	0	1,115	2
PIMCO Short-Term Floating NAV Portfolio III	0	3,001	(1,800)	0	0	1,201	1
PIMCO Small Cap StocksPLUS® TR Strategy Fund	90	894	(33)	(1)	81	1,031	18
PIMCO StocksPLUS® Fund	2,090	1,016	(507)	(12)	124	2,711	48
PIMCO Total Return Fund	7,263	4,418	(412)	(5)	415	11,679	143
Totals	$25,917	$44,632	$(29,567)	$(35)	$1,422	$42,369	$526

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$211,316	$14,892	$0	$0	$2,298	$228,506	$4,840
PIMCO Emerging Markets Bond Fund	79,419	1,913	0	0	4,223	85,555	1,904
PIMCO Emerging Markets Corporate Bond Fund	223,010	4,867	0	0	11,406	239,283	4,846
PIMCO Emerging Markets Currency Fund	113,935	376	(110,792)	(8,454)	4,935	0	470
PIMCO EqS™ Dividend Fund	56,356	114,143	0	0	10,636	181,135	2,744
PIMCO EqS™ Emerging Markets Fund	282,209	5,000	0	0	(13,837)	273,372	0
PIMCO EqS Pathfinder Fund®	552,035	0	(10,000)	(292)	(752)	540,991	0
PIMCO Foreign Bond Fund (Unhedged)	0	20,003	(20,075)	73	(1)	0	2
PIMCO Global Advantage® Strategy Bond Fund	155,900	6,494	0	0	3,944	166,338	1,512
PIMCO Global Bond Fund (Unhedged)	65,471	21,808	0	0	5,307	92,586	1,279
PIMCO Investment Grade Corporate Bond Index Fund	32,290	0	0	0	1,460	33,750	496
PIMCO Long-Term U.S. Government Fund	124,546	106,946	(67,240)	(11,801)	15,648	168,099	1,623
PIMCO Real Return Fund	0	88,076	0	0	3,421	91,497	776
PIMCO RealEstateRealReturn Strategy Fund	12,287	760	0	0	679	13,726	760
PIMCO Short-Term Floating NAV Portfolio	116,708	947,593	(995,800)	17	0	68,518	193
PIMCO StocksPLUS® Fund	772,118	8,463	(370,140)	5,792	3,820	420,053	8,463
PIMCO Total Return Fund	294,142	54,209	(109,310)	2,685	9,528	251,254	4,567
PIMCO Unconstrained Bond Fund	146,055	21,308	0	0	8,274	175,637	1,348
Totals	$3,237,797	$1,416,851	$(1,683,357)	$(11,980)	$70,989	$3,030,300	$35,823

136	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$6,881,880	$5,005,927
PIMCO All Asset All Authority Fund	0	0	11,377,792	2,971,540
PIMCO RealRetirement® 2015 Fund	0	0	15,861	2,157
PIMCO RealRetirement® 2020 Fund	0	0	29,164	5,492
PIMCO RealRetirement® 2025 Fund	0	0	22,317	2,297
PIMCO RealRetirement® 2030 Fund	0	0	31,222	9
PIMCO RealRetirement® 2035 Fund	0	0	21,625	557
PIMCO RealRetirement® 2040 Fund	0	0	31,223	244
PIMCO RealRetirement® 2045 Fund	0	0	22,304	581
PIMCO RealRetirement® 2050 Fund	0	0	20,779	1,341
PIMCO RealRetirement® Income and Distribution Fund	0	0	20,551	5,074
PIMCO Global Multi-Asset Fund	2,744,757	2,074,432	2,974,093	3,138,546

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund				PIMCO RealRetirement® 2015 Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 06/30/2011 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	233,501	$2,850,822	711,650	$8,678,750	319,217	$3,434,622	468,801	$5,015,191	160	$1,654	1,165	$11,582
Class P	33,145	399,412	47,094	571,862	132,552	1,413,805	188,780	2,019,198	17	173	1	10
Administrative Class	4,003	48,699	11,997	145,603	0	0	0	0	1,508	15,327	1,017	10,067
Class D	18,607	225,194	37,462	456,743	39,893	424,766	76,560	813,573	79	808	38	372
Class A	23,770	287,658	56,585	685,791	101,165	1,081,892	178,877	1,904,045	63	638	178	1,784
Class B	68	823	405	4,894	0	0	0	0	0	0	0	0
Class C	17,693	211,487	41,751	500,979	76,760	811,887	117,303	1,237,195	5	46	22	218
Class R	1,984	23,899	3,437	41,498	0	0	0	0	2	22	1	10
Issued as reinvestment of distributions
Institutional Class	21,501	264,240	101,880	1,200,243	10,749	116,889	41,847	427,724	9	90	19	183
Class P	937	11,517	3,421	40,217	2,965	32,200	10,547	107,556	0	1	0	0
Administrative Class	334	4,093	1,783	20,935	0	0	0	0	18	181	12	115
Class D	729	8,887	4,390	51,399	1,468	15,815	7,332	74,214	1	8	0	4
Class A	1,392	16,932	9,516	111,158	3,364	36,339	19,044	193,465	2	18	1	9
Class B	9	101	241	2,794	0	0	0	0	0	0	0	0
Class C	641	7,624	6,767	78,020	1,610	17,179	11,750	117,846	0	1	0	1
Class R	64	774	356	4,124	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(161,270)	(1,965,034)	(330,271)	(3,993,117)	(73,479)	(787,323)	(180,412)	(1,902,872)	(342)	(3,477)	(315)	(3,115)
Class P	(11,589)	(140,635)	(19,383)	(234,049)	(29,890)	(319,632)	(69,976)	(741,351)	0	0	0	0
Administrative Class	(3,145)	(38,031)	(6,238)	(75,104)	0	0	0	0	(236)	(2,405)	(150)	(1,490)
Class D	(12,529)	(150,389)	(29,471)	(352,926)	(18,146)	(192,969)	(35,453)	(372,856)	(4)	(40)	0	0
Class A	(30,600)	(365,019)	(45,685)	(549,542)	(51,966)	(543,749)	(101,522)	(1,073,668)	(18)	(185)	(15)	(149)
Class B	(1,436)	(17,141)	(3,759)	(45,242)	0	0	0	0	0	0	0	0
Class C	(12,710)	(151,451)	(25,388)	(301,123)	(18,146)	(190,888)	(32,813)	(342,035)	0	0	(1)	(10)
Class R	(651)	(7,816)	(1,066)	(12,758)	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	124,448	$1,526,646	577,474	$7,031,149	498,116	$5,350,833	700,665	$7,477,225	1,264	$12,860	1,973	$19,591

138	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2020 Fund				PIMCO RealRetirement® 2025 Fund				PIMCO RealRetirement® 2030 Fund
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 06/30/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,006	$8,421	2,250	$18,387	532	$5,359	1,397	$13,626	1,434	$11,218	1,265	$9,645
20	168	1	10	77	773	1	10	80	619	1	10
2,322	19,589	2,338	19,351	1,976	19,614	1,304	12,610	2,625	20,216	2,263	17,174
139	1,150	181	1,483	158	1,578	33	327	98	768	215	1,645
308	2,534	233	1,885	81	791	67	654	236	1,793	191	1,445
0	0	0	0	0	0	0	0	0	0	0	0
46	374	64	520	10	102	5	47	22	174	85	648
18	154	49	398	2	19	8	81	37	290	89	678

37	311	78	625	13	134	27	256	29	230	52	393
0	2	0	0	1	7	0	0	1	7	0	0
43	372	43	350	27	270	23	228	47	375	46	340
4	38	13	100	1	13	1	4	4	30	10	76
7	56	12	92	1	12	1	7	4	32	6	49
0	0	0	0	0	0	0	0	0	0	0	0
1	9	4	35	0	1	0	1	1	6	7	50
1	8	3	22	0	1	0	0	1	5	1	5

(487)	(4,079)	(688)	(5,659)	(445)	(4,452)	(394)	(3,833)	(294)	(2,278)	(523)	(4,040)
0	0	0	0	0	0	0	0	0	0	0	0
(550)	(4,688)	(306)	(2,553)	(408)	(4,086)	(107)	(1,064)	(459)	(3,559)	(160)	(1,236)
(30)	(251)	(98)	(802)	(35)	(358)	(2)	(19)	(16)	(123)	(97)	(752)
(43)	(356)	(117)	(950)	(10)	(96)	(9)	(88)	(48)	(374)	(30)	(229)
0	0	0	0	0	0	0	0	0	0	0	0
(16)	(133)	(64)	(529)	0	0	0	0	(43)	(326)	(94)	(719)
(1)	(12)	(60)	(478)	0	0	0	0	(9)	(72)	(63)	(480)
2,825	$23,667	3,936	$32,287	1,981	$19,682	2,355	$22,847	3,750	$29,031	3,264	$24,702

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Notes to Financial Statements (Cont.)

	PIMCO RealRetirement® 2035 Fund				PIMCO RealRetirement® 2040 Fund				PIMCO RealRetirement® 2045 Fund
	Six Months Ended 09/30/2012		Period from 06/30/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 02/29/2012 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,274	$12,567	925	$8,959	2,613	$19,917	1,055	$7,825	2,219	$22,535	300	$3,000
Class P	86	843	1	10	136	1,033	1	10	18	180	1	10
Administrative Class	1,161	11,235	1,203	11,364	1,002	7,532	2,821	20,848	252	2,530	1	10
Class D	43	412	12	115	106	797	209	1,572	5	50	1	10
Class A	42	401	4	40	138	1,033	176	1,297	18	167	1	10
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	4	8	75	19	143	23	171	0	0	1	10
Class R	1	5	4	43	10	74	115	838	0	0	1	10
Issued as reinvestment of distributions
Institutional Class	21	208	30	276	46	360	52	374	18	192	0	0
Class P	1	9	0	0	2	13	0	0	0	2	0	0
Administrative Class	22	224	17	152	49	378	70	502	2	19	0	0
Class D	0	5	0	2	3	26	7	50	0	0	0	0
Class A	0	5	0	1	4	29	8	60	0	2	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	1	0	3	1	8	0	0	0	0
Class R	0	0	0	0	1	8	4	25	0	0	0	0
Cost of shares redeemed
Institutional Class	(407)	(4,003)	(100)	(958)	(249)	(1,850)	(569)	(4,278)	(356)	(3,631)	0	0
Class P	(2)	(18)	0	0	(9)	(71)	0	0	(1)	(6)	0	0
Administrative Class	(262)	(2,566)	(139)	(1,317)	(244)	(1,855)	(105)	(780)	(26)	(271)	0	0
Class D	0	0	(1)	(10)	(66)	(490)	(68)	(514)	0	0	0	0
Class A	(5)	(48)	0	0	(26)	(201)	(84)	(629)	(1)	(5)	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(4)	(28)	(2)	(20)	0	0	0	0
Class R	0	0	0	0	(19)	(145)	(19)	(136)	0	0	0	0
Net increase resulting from Fund share transactions	1,975	$19,283	1,964	$18,753	3,512	$26,706	3,695	$27,223	2,148	$21,764	306	$3,060

140	PIMCO ASSET ALLOCATION FUNDS

September 30, 2012 (Unaudited)

PIMCO RealRetirement® 2050 Fund				PIMCO RealRetirement® Income and Distribution Fund				PIMCO Global Multi-Asset Fund
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,421	$19,018	308	$2,351	558	$4,904	1,019	$8,731	29,562	$331,531	115,613	$1,338,405
9	65	1	10	15	128	14	116	20,473	225,718	56,500	655,373
555	4,291	1,030	7,678	1,930	16,746	962	8,191	55	603	250	2,836
99	761	386	2,951	148	1,302	218	1,854	2,332	25,864	12,383	143,483
38	283	102	769	256	2,196	395	3,357	8,728	96,979	52,478	609,829
0	0	0	0	0	0	0	0	0	0	0	0
17	130	10	79	29	239	121	1,026	5,296	57,877	33,478	385,490
22	165	38	286	5	42	21	181	329	3,626	915	10,537

34	272	33	242	16	141	42	350	497	5,779	11,311	124,615
0	1	0	0	0	1	0	0	118	1,369	2,223	24,421
17	135	18	134	27	236	17	143	0	4	0	1
3	25	20	144	2	21	5	45	14	156	1,215	13,321
1	9	3	23	7	65	21	179	44	508	5,357	58,727
0	0	0	0	0	0	0	0	0	0	0	0
0	2	2	10	1	10	5	46	0	0	2,908	31,461
0	4	1	7	0	3	1	5	0	0	78	848

(554)	(4,354)	(60)	(461)	(524)	(4,569)	(496)	(4,236)	(34,915)	(390,497)	(61,051)	(704,684)
0	0	0	0	0	0	(13)	(107)	(20,978)	(234,782)	(19,251)	(219,747)
(140)	(1,080)	(143)	(1,086)	(345)	(3,014)	(155)	(1,322)	(69)	(774)	(38)	(429)
(255)	(1,891)	(291)	(2,229)	(43)	(375)	(85)	(722)	(4,526)	(50,132)	(10,642)	(122,387)
(39)	(296)	(29)	(224)	(314)	(2,723)	(62)	(529)	(29,912)	(328,243)	(34,731)	(398,962)
0	0	0	0	0	0	0	0	0	0	0	0
(5)	(35)	(9)	(74)	(24)	(201)	(21)	(177)	(13,260)	(145,057)	(14,132)	(160,274)
(4)	(28)	(3)	(23)	(2)	(18)	0	(4)	(340)	(3,743)	(228)	(2,603)
2,219	$17,477	1,417	$10,587	1,742	$15,134	2,009	$17,127	(36,552)	$(403,214)	154,636	$1,790,261

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Notes to Financial Statements (Cont.)

September 30, 2012 (Unaudited)

Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO All Asset Fund	$29,071,925	$1,548,933	$(22,201)	$1,526,732
PIMCO All Asset All Authority Fund	33,480,778	1,220,728	(200,234)	1,020,494
PIMCO RealRetirement® 2015 Fund	32,384	1,204	(71)	1,133
PIMCO RealRetirement® 2020 Fund	66,604	2,634	(386)	2,248
PIMCO RealRetirement® 2025 Fund	42,412	1,889	(111)	1,778
PIMCO RealRetirement® 2030 Fund	61,648	2,444	(212)	2,232
PIMCO RealRetirement® 2035 Fund	37,865	1,747	(95)	1,652
PIMCO RealRetirement® 2040 Fund	59,588	2,238	(203)	2,035
PIMCO RealRetirement® 2045 Fund	24,904	905	(114)	791
PIMCO RealRetirement® 2050 Fund	34,981	1,149	(288)	861
PIMCO RealRetirement® Income and Distribution Fund	41,441	1,517	(280)	1,237
PIMCO Global Multi-Asset Fund	6,362,186	231,081	(133,331)	97,750

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

142	PIMCO ASSET ALLOCATION FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBS	RBS Securities, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar
HUF	Hungarian Forint	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
BBR	Bank Bill Rate	ETN	Exchange Traded Notes	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset

Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New

144	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

146	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund

148	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to

PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	149

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4001SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Credit Bond Funds

PIMCO Convertible Fund

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Income Fund

PIMCO Long-Term Credit Fund

PIMCO Senior Floating Rate Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Statements of Cash Flows		40
Notes to Financial Statements		161
Glossary		181
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		182

Fund	Fund Summary	Schedule of Investments

PIMCO Convertible Fund	6	41
PIMCO Credit Absolute Return Fund	7	48
PIMCO Diversified Income Fund	8	56
PIMCO Floating Income Fund	9	76
PIMCO High Yield Fund	10	93
PIMCO High Yield Spectrum Fund	11	107
PIMCO Income Fund	12	117
PIMCO Long-Term Credit Fund	13	140
PIMCO Senior Floating Rate Fund	14	155

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO CREDIT BOND FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: senior debt risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO CREDIT BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Convertible Fund	03/31/99	03/31/99	11/19/10	08/01/00	05/02/11	05/31/11	—	05/31/11	—
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	07/31/03	07/31/03	—
PIMCO Floating Income Fund	07/30/04	07/30/04	04/30/08	12/31/05	07/30/04	07/30/04	—	09/30/04	—
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	—	09/15/10	—
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	—	03/30/07	03/30/07
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	—	04/29/11	04/29/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Convertible Fund

Institutional Class - PFCIX	Class D - PCVDX
Class P - PCVPX	Class A - PACNX
Administrative Class - PFCAX	Class C - PCCNX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Industrials	62.5%
Convertible Preferred Securities	13.8%
Exchange-Traded Funds	8.2%
Banking & Finance	5.6%
Short-Term Instruments	4.7%
Other	5.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	-0.38%	12.50%	2.70%	7.85%	6.45%
PIMCO Convertible Fund Class P	-0.49%	12.32%	2.59%	7.74%	6.34%
PIMCO Convertible Fund Administrative Class	-0.40%	12.36%	2.45%	7.54%	6.18%
PIMCO Convertible Fund Class D	-0.62%	12.01%	2.30%	7.42%	6.03%
PIMCO Convertible Fund Class A	-0.58%	12.12%	2.31%	7.43%	6.03%
PIMCO Convertible Fund Class A (adjusted)	-6.08%	5.92%	1.16%	6.82%	5.59%
PIMCO Convertible Fund Class C	-0.96%	11.20%	1.52%	6.62%	5.23%
PIMCO Convertible Fund Class C (adjusted)	-1.93%	10.20%	1.52%	6.62%	5.23%
BofA Merrill Lynch All Convertibles Index	1.46%	16.63%	2.80%	7.92%	5.46%
Lipper Convertible Securities Funds Average	0.22%	14.33%	1.73%	7.35%	6.05%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.68% for Institutional Class shares, 0.78% for Class P shares, 0.93% for Administrative Class shares, 1.08% for Class D shares, 1.08% for Class A shares, and 1.83% for Class C shares.

Portfolio Insights

»

The PIMCO Convertible Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to equity market beta (or the measure of sensitivity of convertible bond prices to changes in the underlying equity prices) detracted from performance as equity markets rallied during the reporting period.

»	An overweight to the technology sector detracted from performance as the sector underperformed during the reporting period.

»	An overweight to financials, such as banking and brokerage sectors, contributed to returns as financials outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to the industrial sector helped relative performance as the sector underperformed the broader convertible market during the reporting period.

»	An underweight to the consumer cyclical sector was positive for performance as the sector lagged the broader convertible market during the reporting period.

»	An underweight to the healthcare sector detracted from relative performance as the sector outperformed the broader convertible market during the reporting period.

6	PIMCO CREDIT BOND FUNDS

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX
Class D - PDCRX	Class R - PRCRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	46.8%
Corporate Bonds & Notes	26.6%
Bank Loan Obligations	16.5%
Mortgage-Backed Securities	3.5%
Sovereign Issues	3.5%
Other	3.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	4.37%	9.36%	6.10%
PIMCO Credit Absolute Return Fund Class P	4.24%	9.26%	6.02%
PIMCO Credit Absolute Return Fund Class D	4.14%	8.96%	5.75%
PIMCO Credit Absolute Return Fund Class A	4.19%	8.94%	5.73%
PIMCO Credit Absolute Return Fund Class A (adjusted)	0.32%	4.85%	2.06%
PIMCO Credit Absolute Return Fund Class C	3.75%	8.09%	4.87%
PIMCO Credit Absolute Return Fund Class C (adjusted)	2.75%	7.09%	4.87%
PIMCO Credit Absolute Return Fund Class R	4.01%	8.63%	5.45%
3 Month USD LIBOR Index	0.23%	0.47%	0.45%
Lipper Absolute Return Funds Average	0.88%	4.74%	2.65%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

Portfolio Insights

»

The PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time.

»	An allocation to pipelines was positive for performance as the sector posted positive absolute returns during the reporting period.

»	An allocation to energy credits was positive for performance as the sector posted positive absolute returns during the reporting period.

»	An allocation to pharmaceuticals was positive for performance as the sector posted positive absolute returns during the reporting period.

»	An allocation to utilities was positive for performance as the sector posted positive absolute returns during the reporting period.

»	Short exposure to retailers was negative for performance as the sector posted positive absolute returns during the reporting period.

»	Short exposure to the technology sector was negative for performance as the sector posted positive absolute returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class A - PDVAX
Class P - PDVPX	Class B - PDVBX
Administrative Class - PDAAX	Class C - PDICX
Class D - PDVDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	52.2%
Sovereign Issues	21.3%
U.S. Government Agencies	8.9%
Municipal Bonds & Notes	4.0%
Short-Term Instruments	3.1%
Other	10.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	7.02%	16.25%	9.07%	8.78%
PIMCO Diversified Income Fund Class P	6.97%	16.13%	8.96%	8.67%
PIMCO Diversified Income Fund Administrative Class	6.89%	15.96%	8.80%	8.51%
PIMCO Diversified Income Fund Class D	6.81%	15.79%	8.64%	8.34%
PIMCO Diversified Income Fund Class A	6.81%	15.79%	8.64%	8.34%
PIMCO Diversified Income Fund Class A (adjusted)	2.81%	11.45%	7.81%	7.89%
PIMCO Diversified Income Fund Class B	6.42%	14.93%	7.83%	7.64%
PIMCO Diversified Income Fund Class B (adjusted)	2.92%	11.43%	7.75%	7.64%
PIMCO Diversified Income Fund Class C	6.42%	14.94%	7.83%	7.54%
PIMCO Diversified Income Fund Class C (adjusted)	5.42%	13.94%	7.83%	7.54%
Barclays Global Credit Hedged USD Index	5.70%	11.61%	6.92%	6.15%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	7.18%	16.81%	8.69%	8.39%
Lipper Multi-Sector Income Funds Average	4.85%	11.76%	6.52%	6.72%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.75% for Institutional Class shares, 0.85% for Class P shares, 1.00% for Administrative Class shares, 1.15% for Class D shares, 1.15% for Class A shares, 1.90% for Class B shares, and 1.90% for Class C shares.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as rates fell during the reporting period.

»	An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in credit spreads) detracted from performance as EM spreads tightened during the reporting period.

»	An underweight to high yield corporate spread duration detracted from performance as high yield spreads tightened during the reporting period.

»	An overweight to Australian interest rate duration benefited performance as Australian rates declined during the reporting period.

»	Tactical exposure to Brazilian local rates benefited relative performance as Brazilian local rates fell during the reporting period.

»	Within the investment grade credit space, an emphasis on the banking sector benefited relative performance as the sector outperformed the broader credit market during the reporting period.

»	The Fund’s tactical exposure to the euro (i.e. short exposure) benefited relative performance as the euro depreciated against the U.S. dollar during the reporting period.

8	PIMCO CREDIT BOND FUNDS

PIMCO Floating Income Fund

Institutional Class - PFIIX	Class D - PFIDX
Class P - PFTPX	Class A - PFIAX
Administrative Class - PFTAX	Class C - PFNCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	58.5%
Sovereign Issues	20.2%
U.S. Government Agencies	7.8%
Bank Loan Obligations	3.8%
Short-Term Instruments	3.5%
Other	6.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Institutional Class	3.72%	14.00%	2.34%	3.90%
PIMCO Floating Income Fund Class P	3.67%	13.89%	2.23%	3.80%
PIMCO Floating Income Fund Administrative Class	3.60%	13.72%	2.10%	3.65%
PIMCO Floating Income Fund Class D	3.51%	13.55%	1.93%	3.48%
PIMCO Floating Income Fund Class A	3.51%	13.55%	1.93%	3.48%
PIMCO Floating Income Fund Class A (adjusted)	1.19%	10.94%	1.46%	3.19%
PIMCO Floating Income Fund Class C	3.36%	13.21%	1.62%	3.16%
PIMCO Floating Income Fund Class C (adjusted)	2.36%	12.21%	1.62%	3.16%
3 Month USD LIBOR Index	0.23%	0.47%	1.35%	2.46%	**
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	3.74%	12.25%	0.89%	2.44%	**
Lipper Multi-Sector Income Funds Average	4.85%	11.76%	6.52%	6.40%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in credit spreads) detracted from performance as EM spreads tightened during the reporting period.

»	An underweight to high yield corporate spread duration detracted from performance as high yield spreads tightened during the reporting period.

»

An overweight to Australian interest rate duration (or sensitivity to changes in market interest rates) benefited relative performance as Australian interest rates declined during the reporting period.

»	Tactical exposure to Brazilian local rates benefited relative performance as Brazilian local rates fell during the reporting period.

»	Within the investment grade credit space, an emphasis on the banking sector benefited relative performance as the sector outperformed the broader credit market during the reporting period.

»	The Fund’s tactical exposure to the euro (i.e. short exposure) benefited relative performance as the euro depreciated against the U.S. dollar during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO High Yield Fund

Institutional Class - PHIYX	Class A - PHDAX
Class P - PHLPX	Class B - PHDBX
Administrative Class - PHYAX	Class C - PHDCX
Class D - PHYDX	Class R - PHYRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	78.7%
Short-Term Instruments	14.5%
Bank Loan Obligations	5.2%
Sovereign Issues	0.5%
Mortgage-Backed Securities	0.5%
Other	0.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	5.61%	18.02%	7.78%	9.76%	8.38%
PIMCO High Yield Fund Class P	5.56%	17.90%	7.66%	9.64%	8.27%
PIMCO High Yield Fund Administrative Class	5.48%	17.73%	7.51%	9.49%	8.12%
PIMCO High Yield Fund Class D	5.43%	17.61%	7.39%	9.35%	7.96%
PIMCO High Yield Fund Class A	5.43%	17.61%	7.39%	9.34%	7.97%
PIMCO High Yield Fund Class A (adjusted)	1.48%	13.20%	6.58%	8.93%	7.72%
PIMCO High Yield Fund Class B	5.04%	16.74%	6.59%	8.78%	7.70%
PIMCO High Yield Fund Class B (adjusted)	1.54%	13.24%	6.52%	8.78%	7.70%
PIMCO High Yield Fund Class C	5.04%	16.74%	6.60%	8.53%	7.18%
PIMCO High Yield Fund Class C (adjusted)	4.04%	15.74%	6.60%	8.53%	7.18%
PIMCO High Yield Fund Class R	5.30%	17.32%	7.13%	9.07%	7.70%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	6.44%	17.70%	8.35%	9.61%	7.86%	**
Lipper High Yield Funds Average	5.46%	17.54%	7.08%	9.23%	6.89%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	In general, relative performance came under pressure due to elevated cash levels in the Fund as the high yield bond market posted strong positive returns.

»	An underweight to the financials and banks sector detracted from returns as the sector outperformed the broader high yield bond market over the reporting period.

»

An underweight to the telecommunications sector detracted from returns as the sector outperformed the broader high yield bond market over the reporting period. Security selection in select wireless and satellite credits benefited performance as these credits outperformed the broader high yield bond market over the reporting period.

»	Security selection within the energy sector detracted from returns as select exploration and production credits underperformed the broader high yield bond market over the reporting period.

»	Security selection in metals and mining benefited returns as select credits with better positioning in regard to coal outperformed the broader high yield bond market over the reporting period.

10	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX
Class D - PHSDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	80.2%
Short-Term Instruments	16.7%
Bank Loan Obligations	2.8%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	6.42%	22.85%	10.67%
PIMCO High Yield Spectrum Fund Class P	6.37%	22.74%	10.56%
PIMCO High Yield Spectrum Fund Class D	6.23%	22.43%	10.28%
PIMCO High Yield Spectrum Fund Class A	6.24%	22.43%	10.28%
PIMCO High Yield Spectrum Fund Class A (adjusted)	2.29%	17.88%	8.23%
PIMCO High Yield Spectrum Fund Class C	5.84%	21.53%	9.46%
PIMCO High Yield Spectrum Fund Class C (adjusted)	4.84%	20.53%	9.46%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	6.68%	20.79%	10.15%
Lipper High Yield Funds Average	5.46%	17.54%	8.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.60% for Institutional Class shares, 0.70% for Class P shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.70% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	In general, relative performance came under pressure due to elevated cash levels in the Fund as the high yield bond market posted strong positive returns.

»	An underweight to the financials and banks sector detracted from returns as the sector outperformed the broader high yield bond market over the reporting period.

»	An overweight to the industrial equipment and machinery industry sector detracted from returns as the sector underperformed the broader high yield bond market over the reporting period.

»	An underweight to the energy sector benefited returns as the sector underperformed the broader high yield bond market over the reporting period.

»	Security selection in telecommunications benefited returns as select wireless and satellite credits outperformed the broader high yield bond market over the reporting period.

»	Security selection in the European banking sector benefited returns as select European bank credits outperformed the broader high yield bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Income Fund

Institutional Class - PIMIX	Class A - PONAX
Class P - PONPX	Class C - PONCX
Administrative Class - PIINX	Class R - PONRX
Class D - PONDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Mortgage-Backed Securities	30.9%
U.S. Government Agencies	20.7%
Asset-Backed Securities	17.4%
Corporate Bonds & Notes	16.7%
Short-Term Instruments	8.2%
Other	6.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	11.67%	19.06%	11.80%	11.12%
PIMCO Income Fund Class P	11.62%	18.96%	11.70%	11.02%
PIMCO Income Fund Administrative Class	11.55%	18.80%	11.52%	10.85%
PIMCO Income Fund Class D	11.52%	18.75%	11.47%	10.80%
PIMCO Income Fund Class A	11.45%	18.60%	11.31%	10.64%
PIMCO Income Fund Class A (adjusted)	7.26%	14.18%	10.46%	9.87%
PIMCO Income Fund Class C	11.10%	17.83%	10.50%	9.83%
PIMCO Income Fund Class C (adjusted)	10.10%	16.83%	10.50%	9.83%
PIMCO Income Fund Class R	11.33%	18.34%	11.04%	10.37%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.53%	6.35%	**
Lipper Multi-Sector Income Funds Average	4.85%	11.76%	6.52%	6.22%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, 0.86% for Administrative Class shares, 0.91% for Class D shares, 1.01% for Class A shares, 1.76% for Class C shares, and 1.26% for Class R shares.

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An allocation to non-Agency mortgage-backed securities added to performance as these securities posted positive performance over the reporting period.

»

An underweight duration (or sensitivity to changes in market interest rates) position detracted from relative performance as interest rates fell during the reporting period at maturities beyond six months.

»	An underweight position to investment grade corporates during the period in which risk assets rallied detracted from performance as corporates outperformed U.S. Treasuries during this period.

»	An allocation to emerging markets external debt benefited performance as emerging market debt outperformed U.S. Treasuries over the reporting period.

»	An allocation to high yield securities benefited performance as the sector outperformed U.S. Treasuries over the reporting period.

»	Exposure to Australian duration was positive for performance as yields fell at all maturities across the Australian sovereign yield curve during the reporting period.

12	PIMCO CREDIT BOND FUNDS

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX
Class P - PLCPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	58.5%
U.S. Treasury Obligations	18.1%
Municipal Bonds & Notes	8.1%
Sovereign Issues	5.8%
Short-Term Instruments	5.2%
Other	4.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	12.44%	18.87%	19.20%
PIMCO Long-Term Credit Fund Class P	12.39%	18.76%	19.08%
Barclays U.S. Long Credit Index	10.45%	14.91%	18.48%
Lipper General Bond Funds Average	5.47%	8.89%	10.20%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares and 0.65% for Class P shares.

Portfolio Insights

»

The PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning were negative for performance. An underweight to U.S. duration was negative for performance and tactical allocations to U.K., European and Australian duration were positive, in aggregate. Yield curve positions designed to benefit from the steepening of the U.S., U.K. and European yield curves were negative for performance as the European yield curve steepened while the U.S. and U.K. yield curves flattened.

»	An overweight to banks was positive for performance as the sector outperformed during the reporting period.

»	An overweight to pipelines was positive for performance as the sector outperformed during the reporting period.

»	An overweight to independent E&P (Exploration & Production) energy credits, which underperformed during the reporting period, detracted from relative performance.

»	A below-index allocation to wirelines, which outperformed the broader credit market during the reporting period, was negative for relative performance.

»	An underweight to pharmaceuticals was positive for performance as the sector underperformed the broader credit market during the reporting period.

»	An underweight to utilities was positive for performance as the sector underperformed the broader credit market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX
Class D - PSRDX	Class R - PSRRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Bank Loan Obligations	76.0%
Short-Term Instruments	19.3%
Corporate Bonds & Notes	4.6%
Mortgage-Backed Securities	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	3.18%	8.56%	4.46%
PIMCO Senior Floating Rate Fund Class P	3.12%	8.45%	4.36%
PIMCO Senior Floating Rate Fund Class D	3.02%	8.24%	4.16%
PIMCO Senior Floating Rate Fund Class A	3.02%	8.24%	4.16%
PIMCO Senior Floating Rate Fund Class A (adjusted)	-0.83%	4.16%	1.40%
PIMCO Senior Floating Rate Fund Class C	2.64%	7.43%	3.42%
PIMCO Senior Floating Rate Fund Class C (adjusted)	1.64%	6.43%	3.42%
PIMCO Senior Floating Rate Fund Class R	2.90%	7.97%	3.90%
Credit Suisse Institutional Leveraged Loan Index	3.65%	9.77%	4.71%	**
Lipper Loan Participation Funds Average	3.62%	10.86%	4.24%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.80% for Institutional Class shares, 0.90% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares.

Portfolio Insights

»

The PIMCO Senior Floating Rate Fund seeks a high level of income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

»	An overweight to the healthcare sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the manufacturing sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the aerospace and defense sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the metals and mining sector detracted from performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the utilities sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the gaming sector detracted from performance as the sector underperformed the broader loan market during the reporting period.

14	PIMCO CREDIT BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Convertible Fund
Institutional Class	$1,000.00	$996.20	$3.60	$1,000.00	$1,021.46	$3.65	0.72%
Class P	1,000.00	995.10	4.10	1,000.00	1,020.96	4.15	0.82
Administrative Class	1,000.00	996.00	4.85	1,000.00	1,020.21	4.91	0.97
Class D	1,000.00	993.80	5.60	1,000.00	1,019.45	5.67	1.12
Class A	1,000.00	994.20	5.60	1,000.00	1,019.45	5.67	1.12
Class C	1,000.00	990.40	9.33	1,000.00	1,015.69	9.45	1.87
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$1,043.70	$4.61	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	1,042.40	5.12	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	1,041.40	6.65	1,000.00	1,018.55	6.58	1.30
Class A	1,000.00	1,041.90	6.65	1,000.00	1,018.55	6.58	1.30
Class C	1,000.00	1,037.50	10.47	1,000.00	1,014.79	10.35	2.05
Class R	1,000.00	1,040.10	7.93	1,000.00	1,017.30	7.84	1.55

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$1,070.20	$3.89	$1,000.00	$1,021.31	$3.80	0.75%
Class P	1,000.00	1,069.70	4.41	1,000.00	1,020.81	4.31	0.85
Administrative Class	1,000.00	1,068.90	5.19	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	1,068.10	5.96	1,000.00	1,019.30	5.82	1.15
Class A	1,000.00	1,068.10	5.96	1,000.00	1,019.30	5.82	1.15
Class B	1,000.00	1,064.20	9.83	1,000.00	1,015.54	9.60	1.90
Class C	1,000.00	1,064.20	9.83	1,000.00	1,015.54	9.60	1.90
PIMCO Floating Income Fund
Institutional Class	$1,000.00	$1,037.20	$2.81	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,036.70	3.32	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,036.00	4.08	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,035.10	4.85	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	1,035.10	4.85	1,000.00	1,020.31	4.81	0.95
Class C	1,000.00	1,033.60	6.37	1,000.00	1,018.80	6.33	1.25
PIMCO High Yield Fund
Institutional Class	$1,000.00	$1,056.10	$2.83	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,055.60	3.35	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,054.80	4.12	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,054.30	4.63	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,054.30	4.63	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	1,050.40	8.48	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,050.40	8.48	1,000.00	1,016.80	8.34	1.65
Class R	1,000.00	1,053.00	5.92	1,000.00	1,019.30	5.82	1.15
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$1,064.20	$2.85	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,063.70	3.36	1,000.00	1,021.81	3.29	0.65
Class D	1,000.00	1,062.30	4.65	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,062.40	4.65	1,000.00	1,020.56	4.56	0.90
Class C	1,000.00	1,058.40	8.51	1,000.00	1,016.80	8.34	1.65
PIMCO Income Fund
Institutional Class	$1,000.00	$1,116.70	$2.65	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,116.20	3.18	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,115.50	3.98	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	1,115.20	4.24	1,000.00	1,021.06	4.05	0.80
Class A	1,000.00	1,114.50	4.77	1,000.00	1,020.56	4.56	0.90
Class C	1,000.00	1,111.00	8.73	1,000.00	1,016.80	8.34	1.65
Class R	1,000.00	1,113.30	6.09	1,000.00	1,019.30	5.82	1.15
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$1,124.40	$3.09	$1,000.00	$1,022.16	$2.94	0.58%
Class P	1,000.00	1,123.90	3.62	1,000.00	1,021.66	3.45	0.68
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$1,031.80	$4.07	$1,000.00	$1,021.06	$4.05	0.80%
Class P	1,000.00	1,031.20	4.58	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	1,030.20	5.60	1,000.00	1,019.55	5.57	1.10
Class A	1,000.00	1,030.20	5.60	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	1,026.40	9.40	1,000.00	1,015.79	9.35	1.85
Class R	1,000.00	1,029.00	6.87	1,000.00	1,018.30	6.83	1.35

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

16	PIMCO CREDIT BOND FUNDS

Benchmark Descriptions

Index	Description

1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Global Credit Hedged USD Index	Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Benchmark Descriptions (Cont.)

Index	Description

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

18	PIMCO CREDIT BOND FUNDS

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Convertible Fund
Institutional Class
04/01/2012 - 09/30/2012+	$14.05	$0.14	$(0.20)	$(0.06)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2012	14.38	0.31	(0.17)	0.14	(0.38)	(0.09)	0.00	(0.47)
03/31/2011	13.25	0.27	1.75	2.02	(0.89)	0.00	0.00	(0.89)
03/31/2010	8.31	0.73	4.62	5.35	(0.41)	0.00	0.00	(0.41)
03/31/2009	13.07	0.32	(4.83)	(4.51)	(0.25)	0.00	0.00	(0.25)
03/31/2008	13.74	0.28	(0.70)	(0.42)	(0.25)	0.00	0.00	(0.25)
Class P
04/01/2012 - 09/30/2012+	14.05	0.17	(0.24)	(0.07)	(0.31)	0.00	0.00	(0.31)
03/31/2012	14.37	0.33	(0.20)	0.13	(0.36)	(0.09)	0.00	(0.45)
11/19/2010 - 03/31/2011	13.75	0.05	0.93	0.98	(0.36)	0.00	0.00	(0.36)
Administrative Class
04/01/2012 - 09/30/2012+	14.50	0.15	(0.21)	(0.06)	(0.31)	0.00	0.00	(0.31)
03/31/2012	14.77	0.32	(0.21)	0.11	(0.29)	(0.09)	0.00	(0.38)
03/31/2011	13.57	0.29	1.75	2.04	(0.84)	0.00	0.00	(0.84)
03/31/2010	8.51	0.94	4.53	5.47	(0.41)	0.00	0.00	(0.41)
03/31/2009	13.36	0.31	(4.96)	(4.65)	(0.20)	0.00	0.00	(0.20)
03/31/2008	14.04	0.23	(0.70)	(0.47)	(0.21)	0.00	0.00	(0.21)
Class D
04/01/2012 - 09/30/2012+	14.02	0.13	(0.22)	(0.09)	(0.28)	0.00	0.00	(0.28)
05/02/2011 - 03/31/2012	14.70	0.22	(0.44)	(0.22)	(0.37)	(0.09)	0.00	(0.46)
Class A
04/01/2012 - 09/30/2012+	14.02	0.16	(0.25)	(0.09)	(0.28)	0.00	0.00	(0.28)
05/31/2011 - 03/31/2012	14.65	0.22	(0.39)	(0.17)	(0.37)	(0.09)	0.00	(0.46)
Class C
04/01/2012 - 09/30/2012+	13.99	0.10	(0.24)	(0.14)	(0.21)	0.00	0.00	(0.21)
05/31/2011 - 03/31/2012	14.65	0.14	(0.41)	(0.27)	(0.30)	(0.09)	0.00	(0.39)

PIMCO Credit Absolute Return Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.11	$0.14	$0.30	$0.44	$(0.13)	$0.00	$0.00	$(0.13)
08/31/2011 - 03/31/2012	10.00	0.16	0.05	0.21	(0.10)	0.00	0.00	(0.10)
Class P
04/01/2012 - 09/30/2012+	10.11	0.13	0.30	0.43	(0.13)	0.00	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	0.16	0.06	0.22	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2012 - 09/30/2012+	10.11	0.12	0.30	0.42	(0.11)	0.00	0.00	(0.11)
08/31/2011 - 03/31/2012	10.00	0.14	0.06	0.20	(0.09)	0.00	0.00	(0.09)
Class A
04/01/2012 - 09/30/2012+	10.11	0.12	0.30	0.42	(0.10)	0.00	0.00	(0.10)
08/31/2011 - 03/31/2012	10.00	0.15	0.04	0.19	(0.08)	0.00	0.00	(0.08)
Class C
04/01/2012 - 09/30/2012+	10.08	0.08	0.30	0.38	(0.07)	0.00	0.00	(0.07)
08/31/2011 - 03/31/2012	10.00	0.10	0.05	0.15	(0.07)	0.00	0.00	(0.07)
Class R
04/01/2012 - 09/30/2012+	10.11	0.11	0.29	0.40	(0.12)	0.00	0.00	(0.12)
08/31/2011 - 03/31/2012	10.00	0.13	0.05	0.18	(0.07)	0.00	0.00	(0.07)

PIMCO Diversified Income Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.64	$0.24	$0.57	$0.81	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2012	11.50	0.53	0.25	0.78	(0.60)	(0.04)	0.00	(0.64)
03/31/2011	10.98	0.60	0.58	1.18	(0.66)	0.00	0.00	(0.66)
03/31/2010	8.51	0.55	2.54	3.09	(0.61)	0.00	(0.01)	(0.62)
03/31/2009	10.71	0.58	(1.94)	(1.36)	(0.63)	(0.21)	0.00	(0.84)
03/31/2008	11.13	0.63	(0.36)	0.27	(0.67)	(0.02)	0.00	(0.69)

Please see footnotes on page 30.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$13.68	(0.38)%	$1,409,602	0.72	%*	0.72	%*	0.65	%*	0.65	%*	2.12	%*	18%
14.05	1.21	1,677,341	0.68		0.68		0.65		0.65		2.29		147
14.38	15.98	1,559,229	0.66		0.66		0.65		0.65		1.96		43
13.25	64.89	498,336	0.65		0.65		0.65		0.65		6.78		203
8.31	(35.02)	994,199	0.66		0.66		0.65		0.65		3.51		98
13.07	(3.16)	333,851	0.76		0.76		0.65		0.65		1.99		149

13.67	(0.49)	1,590	0.82	*	0.82	*	0.75	*	0.75	*	2.58	*	18
14.05	1.10	1,172	0.78		0.78		0.75		0.75		2.38		147
14.37	7.20	3,686	0.76	*	0.76	*	0.75	*	0.75	*	0.88	*	43

14.13	(0.40)	830	0.97	*	0.97	*	0.90	*	0.90	*	2.10	*	18
14.50	0.90	1,286	0.93		0.93		0.90		0.90		2.18		147
14.77	15.71	25,975	0.91		0.91		0.90		0.90		2.11		43
13.57	64.68	58,040	0.90		0.90		0.90		0.90		7.47		203
8.51	(35.24)	2,989	0.91		0.91		0.90		0.90		2.64		98
13.36	(3.42)	12	1.05		1.05		0.90		0.90		1.63		149

13.65	(0.62)	4,623	1.12	*	1.12	*	1.05	*	1.05	*	1.87	*	18
14.02	(1.29)	3,781	1.08	*	1.08	*	1.05	*	1.05	*	1.80	*	147

13.65	(0.58)	4,209	1.12	*	1.12	*	1.05	*	1.05	*	2.42	*	18
14.02	(0.93)	3,093	1.08	*	1.08	*	1.05	*	1.05	*	1.99	*	147

13.64	(0.96)	836	1.87	*	1.87	*	1.80	*	1.80	*	1.50	*	18
13.99	(1.64)	721	1.83	*	1.83	*	1.80	*	1.80	*	1.30	*	147

$10.42	4.37%	$229,094	0.90	%*	0.90	%*	0.90	%*	0.90	%*	2.71	%*	67%
10.11	2.15	137,425	0.90	*	0.94	*	0.90	*	0.94	*	2.82	*	225

10.41	4.24	4,263	1.00	*	1.00	*	1.00	*	1.00	*	2.63	*	67
10.11	2.19	2,426	1.00	*	1.04	*	1.00	*	1.04	*	2.67	*	225

10.42	4.14	9,205	1.30	*	1.30	*	1.30	*	1.30	*	2.32	*	67
10.11	2.01	6,136	1.30	*	1.34	*	1.30	*	1.34	*	2.47	*	225

10.43	4.19	10,478	1.30	*	1.30	*	1.30	*	1.30	*	2.33	*	67
10.11	1.95	8,421	1.30	*	1.34	*	1.30	*	1.34	*	2.56	*	225

10.39	3.75	2,826	2.05	*	2.05	*	2.05	*	2.05	*	1.59	*	67
10.08	1.47	1,716	2.05	*	2.09	*	2.05	*	2.09	*	1.69	*	225

10.39	4.01	584	1.55	*	1.55	*	1.55	*	1.55	*	2.07	*	67
10.11	1.83	22	1.55	*	1.59	*	1.55	*	1.59	*	2.22	*	225

$12.18	7.02%	$5,535,866	0.75	%*	0.75	%*	0.75	%*	0.75	%*	3.95	%*	60%
11.64	6.99	4,770,751	0.75		0.75		0.75		0.75		4.64		65
11.50	11.03	3,705,926	0.75		0.75		0.75		0.75		5.30		95
10.98	37.21	2,416,831	0.76		0.76		0.75		0.75		5.44		259
8.51	(12.92)	1,749,358	0.79		0.79		0.75		0.75		6.09		244
10.71	2.50	2,113,025	0.83		0.83		0.75		0.75		5.79		234

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Diversified Income Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$11.64	$0.23	$0.57	$0.80	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2012	11.50	0.52	0.24	0.76	(0.58)	(0.04)	0.00	(0.62)
03/31/2011	10.98	0.59	0.58	1.17	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.51	0.54	2.54	3.08	(0.60)	0.00	(0.01)	(0.61)
04/30/2008 - 03/31/2009	10.88	0.52	(2.12)	(1.60)	(0.56)	(0.21)	0.00	(0.77)
Administrative Class
04/01/2012 - 09/30/2012+	11.64	0.22	0.57	0.79	(0.25)	0.00	0.00	(0.25)
03/31/2012	11.50	0.51	0.24	0.75	(0.57)	(0.04)	0.00	(0.61)
03/31/2011	10.98	0.57	0.58	1.15	(0.63)	0.00	0.00	(0.63)
03/31/2010	8.51	0.53	2.54	3.07	(0.59)	0.00	(0.01)	(0.60)
03/31/2009	10.71	0.56	(1.95)	(1.39)	(0.60)	(0.21)	0.00	(0.81)
03/31/2008	11.13	0.60	(0.36)	0.24	(0.64)	(0.02)	0.00	(0.66)
Class D
04/01/2012 - 09/30/2012+	11.64	0.21	0.58	0.79	(0.25)	0.00	0.00	(0.25)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00	(0.80)
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00	(0.64)
Class A
04/01/2012 - 09/30/2012+	11.64	0.21	0.58	0.79	(0.25)	0.00	0.00	(0.25)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00	(0.80)
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00	(0.64)
Class B
04/01/2012 - 09/30/2012+	11.64	0.17	0.57	0.74	(0.20)	0.00	0.00	(0.20)
03/31/2012	11.50	0.41	0.23	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00	(0.73)
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00	(0.56)
Class C
04/01/2012 - 09/30/2012+	11.64	0.17	0.57	0.74	(0.20)	0.00	0.00	(0.20)
03/31/2012	11.50	0.40	0.24	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00	(0.73)
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00	(0.56)

PIMCO Floating Income Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.69	$0.16	$0.16	$0.32	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2012	9.15	0.36	(0.43)	(0.07)	(0.39)	0.00	0.00	(0.39)
03/31/2011	9.04	0.37	0.10	0.47	(0.36)	0.00	0.00	(0.36)
03/31/2010	7.00	0.42	2.12	2.54	(0.50)	0.00	0.00	(0.50)
03/31/2009	9.05	0.44	(2.03)	(1.59)	0.00	0.00	(0.46)	(0.46)
03/31/2008	10.55	0.55	(1.27)	(0.72)	(0.64)	(0.12)	(0.02)	(0.78)
Class P
04/01/2012 - 09/30/2012+	8.69	0.16	0.15	0.31	(0.18)	0.00	0.00	(0.18)
03/31/2012	9.15	0.35	(0.43)	(0.08)	(0.38)	0.00	0.00	(0.38)
03/31/2011	9.04	0.37	0.09	0.46	(0.35)	0.00	0.00	(0.35)
03/31/2010	7.00	0.42	2.11	2.53	(0.49)	0.00	0.00	(0.49)
04/30/2008 - 03/31/2009	9.43	0.38	(2.40)	(2.02)	0.00	0.00	(0.41)	(0.41)

Please see footnotes on page 30.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$12.18	6.97%	$97,803	0.85	%*	0.85	%*	0.85	%*	0.85	%*	3.84	%*	60%
11.64	6.88	58,345	0.85		0.85		0.85		0.85		4.57		65
11.50	10.92	49,878	0.85		0.85		0.85		0.85		5.18		95
10.98	37.08	13,327	0.86		0.86		0.85		0.85		5.23		259
8.51	(14.81)	8	0.89	*	0.89	*	0.85	*	0.85	*	6.07	*	244

12.18	6.89	8,921	1.00	*	1.00	*	1.00	*	1.00	*	3.69	*	60
11.64	6.72	6,692	1.00		1.00		1.00		1.00		4.45		65
11.50	10.76	8,391	1.00		1.00		1.00		1.00		5.06		95
10.98	36.87	6,954	1.01		1.01		1.00		1.00		5.20		259
8.51	(13.14)	4,062	1.04		1.04		1.00		1.00		5.88		244
10.71	2.25	4,759	1.08		1.08		1.00		1.00		5.54		234

12.18	6.81	149,361	1.15	*	1.15	*	1.15	*	1.15	*	3.53	*	60
11.64	6.56	82,911	1.15		1.15		1.15		1.15		4.24		65
11.50	10.59	65,567	1.15		1.15		1.15		1.15		4.89		95
10.98	36.67	38,747	1.16		1.16		1.15		1.15		5.01		259
8.51	(13.26)	18,412	1.19		1.19		1.15		1.15		5.67		244
10.71	2.10	28,357	1.23		1.23		1.15		1.15		5.39		234

12.18	6.81	303,896	1.15	*	1.15	*	1.15	*	1.15	*	3.55	*	60
11.64	6.56	250,697	1.15		1.15		1.15		1.15		4.25		65
11.50	10.59	213,724	1.15		1.15		1.15		1.15		4.90		95
10.98	36.67	132,741	1.16		1.16		1.15		1.15		5.03		259
8.51	(13.27)	73,833	1.19		1.19		1.15		1.15		5.68		244
10.71	2.10	106,904	1.23		1.23		1.15		1.15		5.40		234

12.18	6.42	6,562	1.90	*	1.90	*	1.90	*	1.90	*	2.81	*	60
11.64	5.77	8,059	1.90		1.90		1.90		1.90		3.56		65
11.50	9.77	15,557	1.90		1.90		1.90		1.90		4.17		95
10.98	35.67	25,491	1.91		1.91		1.90		1.90		4.32		259
8.51	(13.92)	23,404	1.94		1.94		1.90		1.90		4.88		244
10.71	1.34	42,975	1.98		1.98		1.90		1.90		4.65		234

12.18	6.42	188,327	1.90	*	1.90	*	1.90	*	1.90	*	2.80	*	60
11.64	5.77	167,387	1.90		1.90		1.90		1.90		3.49		65
11.50	9.77	141,121	1.90		1.90		1.90		1.90		4.15		95
10.98	35.67	98,586	1.91		1.91		1.90		1.90		4.29		259
8.51	(13.92)	62,686	1.94		1.94		1.90		1.90		4.90		244
10.71	1.34	103,481	1.98		1.98		1.90		1.90		4.64		234

$8.82	3.72%	$3,679,112	0.55	%*	0.55	%*	0.55	%*	0.55	%*	3.75	%*	59%
8.69	(0.70)	3,430,030	0.55		0.55		0.55		0.55		4.13		43
9.15	5.32	2,454,395	0.55		0.55		0.55		0.55		4.05		40
9.04	37.08	354,497	0.55		0.55		0.55		0.55		5.21		318
7.00	(18.10)	622,953	0.63		0.63		0.55		0.55		5.25		245
9.05	(7.27)	1,527,238	0.56		0.56		0.55		0.55		5.42		111

8.82	3.67	27,027	0.65	*	0.65	*	0.65	*	0.65	*	3.65	*	59
8.69	(0.80)	22,708	0.65		0.65		0.65		0.65		4.03		43
9.15	5.22	74,764	0.65		0.65		0.65		0.65		4.07		40
9.04	36.94	19,879	0.65		0.65		0.65		0.65		4.87		318
7.00	(21.44)	8	0.73	*	0.73	*	0.65	*	0.65	*	5.21	*	245

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Floating Income Fund (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$8.69	$0.15	$0.16	$0.31	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2012	9.15	0.33	(0.43)	(0.10)	(0.36)	0.00	0.00	(0.36)
03/31/2011	9.04	0.35	0.10	0.45	(0.34)	0.00	0.00	(0.34)
03/31/2010	7.00	0.40	2.12	2.52	(0.48)	0.00	0.00	(0.48)
03/31/2009	9.05	0.41	(2.02)	(1.61)	0.00	0.00	(0.44)	(0.44)
03/31/2008	10.55	0.52	(1.26)	(0.74)	(0.62)	(0.12)	(0.02)	(0.76)
Class D
04/01/2012 - 09/30/2012+	8.69	0.15	0.15	0.30	(0.17)	0.00	0.00	(0.17)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)	(0.43)
03/31/2008	10.55	0.52	(1.28)	(0.76)	(0.60)	(0.12)	(0.02)	(0.74)
Class A
04/01/2012 - 09/30/2012+	8.69	0.15	0.15	0.30	(0.17)	0.00	0.00	(0.17)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)	(0.43)
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)	(0.02)	(0.74)
Class C
04/01/2012 - 09/30/2012+	8.69	0.13	0.16	0.29	(0.16)	0.00	0.00	(0.16)
03/31/2012	9.15	0.30	(0.43)	(0.13)	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.04	0.31	0.09	0.40	(0.29)	0.00	0.00	(0.29)
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00	(0.44)
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)	(0.40)
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)	(0.02)	(0.71)

PIMCO High Yield Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.29	$0.27	$0.24	$0.51	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)	0.00	(0.67)
03/31/2011	9.06	0.67	0.41	1.08	(0.69)	0.00	0.00	(0.69)
03/31/2010	6.56	0.71	2.52	3.23	(0.73)	0.00	0.00	(0.73)
03/31/2009	9.20	0.66	(2.62)	(1.96)	(0.59)	0.00	(0.09)	(0.68)
03/31/2008	9.94	0.68	(0.70)	(0.02)	(0.71)	(0.01)	0.00	(0.72)
Class P
04/01/2012 - 09/30/2012+	9.29	0.27	0.24	0.51	(0.28)	0.00	0.00	(0.28)
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)	0.00	(0.66)
03/31/2011	9.06	0.66	0.41	1.07	(0.68)	0.00	0.00	(0.68)
03/31/2010	6.56	0.72	2.50	3.22	(0.72)	0.00	0.00	(0.72)
04/30/2008 - 03/31/2009	9.49	0.57	(2.89)	(2.32)	(0.55)	0.00	(0.06)	(0.61)
Administrative Class
04/01/2012 - 09/30/2012+	9.29	0.26	0.24	0.50	(0.27)	0.00	0.00	(0.27)
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)	0.00	(0.65)
03/31/2011	9.06	0.65	0.41	1.06	(0.67)	0.00	0.00	(0.67)
03/31/2010	6.56	0.69	2.52	3.21	(0.71)	0.00	0.00	(0.71)
03/31/2009	9.20	0.65	(2.63)	(1.98)	(0.57)	0.00	(0.09)	(0.66)
03/31/2008	9.94	0.66	(0.71)	(0.05)	(0.68)	(0.01)	0.00	(0.69)
Class D
04/01/2012 - 09/30/2012+	9.29	0.26	0.24	0.50	(0.27)	0.00	0.00	(0.27)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00	(0.70)
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)	(0.65)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00	(0.68)

Please see footnotes on page 30.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$8.82	3.60%	$149	0.80	%*	0.80	%*	0.80	%*	0.80	%*	3.50	%*	59%
8.69	(0.96)	292	0.80		0.80		0.80		0.80		3.89		43
9.15	5.06	264	0.80		0.80		0.80		0.80		3.83		40
9.04	36.77	49	0.80		0.80		0.80		0.80		4.69		318
7.00	(18.30)	8	0.88		0.88		0.80		0.80		5.07		245
9.05	(7.48)	9	0.81		0.81		0.80		0.80		4.98		111

8.82	3.51	65,220	0.95	*	0.95	*	0.95	*	0.95	*	3.36	*	59
8.69	(1.09)	70,612	0.95		0.95		0.95		0.95		3.73		43
9.15	4.90	74,448	0.95		0.95		0.95		0.95		3.79		40
9.04	36.55	46,462	0.95		0.95		0.95		0.95		4.66		318
7.00	(18.42)	17,493	1.03		1.03		0.95		0.95		4.90		245
9.05	(7.62)	37,762	0.96		0.96		0.95		0.95		5.05		111

8.82	3.51	141,455	0.95	*	0.95	*	0.95	*	0.95	*	3.35	*	59
8.69	(1.09)	144,688	0.95		0.95		0.95		0.95		3.73		43
9.15	4.89	234,820	0.95		0.95		0.95		0.95		3.76		40
9.04	36.54	114,763	0.95		0.95		0.95		0.95		4.68		318
7.00	(18.42)	52,818	1.03		1.03		0.95		0.95		4.91		245
9.05	(7.64)	129,885	0.96		0.96		0.95		0.95		5.05		111

8.82	3.36	80,475	1.25	*	1.25	*	1.25	*	1.25	*	3.06	*	59
8.69	(1.39)	86,171	1.25		1.25		1.25		1.25		3.43		43
9.15	4.59	146,432	1.25		1.25		1.25		1.25		3.46		40
9.04	36.14	60,876	1.25		1.25		1.25		1.25		4.42		318
7.00	(18.67)	29,213	1.33		1.33		1.25		1.25		4.62		245
9.05	(7.92)	65,669	1.26		1.26		1.25		1.25		4.76		111

$9.52	5.61%	$15,697,540	0.55	%*	0.55	%*	0.55	%*	0.55	%*	5.80	%*	16%
9.29	5.74	12,498,053	0.55		0.55		0.55		0.55		6.79		50
9.45	12.42	8,090,580	0.55		0.55		0.55		0.55		7.28		36
9.06	50.75	4,956,393	0.56		0.56		0.55		0.55		8.77		129
6.56	(22.05)	4,134,522	0.53	(b)	0.53	(b)	0.52	(b)	0.52	(b)	8.48		354
9.20	(0.31)	4,006,599	0.51		0.51		0.50		0.50		7.12		187

9.52	5.56	583,202	0.65	*	0.65	*	0.65	*	0.65	*	5.71	*	16
9.29	5.63	507,252	0.65		0.65		0.65		0.65		6.72		50
9.45	12.31	463,418	0.65		0.65		0.65		0.65		7.18		36
9.06	50.60	239,075	0.66		0.66		0.65		0.65		8.58		129
6.56	(24.98)	30,272	0.64	*(c)	0.64	*(c)	0.63	*(c)	0.63	*(c)	9.05	*	354

9.52	5.48	945,625	0.80	*	0.80	*	0.80	*	0.80	*	5.57	*	16
9.29	5.47	1,003,832	0.80		0.80		0.80		0.80		6.58		50
9.45	12.14	1,058,247	0.80		0.80		0.80		0.80		7.05		36
9.06	50.38	765,317	0.81		0.81		0.80		0.80		8.51		129
6.56	(22.24)	615,431	0.78	(b)	0.78	(b)	0.77	(b)	0.77	(b)	8.17		354
9.20	(0.55)	852,327	0.76		0.76		0.75		0.75		6.88		187

9.52	5.43	767,084	0.90	*	0.90	*	0.90	*	0.90	*	5.46	*	16
9.29	5.37	842,522	0.90		0.90		0.90		0.90		6.46		50
9.45	12.03	782,637	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	712,360	0.91		0.91		0.90		0.90		8.41		129
6.56	(22.33)	509,635	0.91		0.91		0.90		0.90		8.22		354
9.20	(0.70)	370,463	0.91		0.91		0.90		0.90		6.73		187

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO High Yield Fund (Cont.)
Class A
04/01/2012 - 09/30/2012+	$9.29	$0.26	$0.24	$0.50	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00	(0.70)
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)	(0.65)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00	(0.68)
Class B
04/01/2012 - 09/30/2012+	9.29	0.22	0.24	0.46	(0.23)	0.00	0.00	(0.23)
03/31/2012	9.45	0.54	(0.13)	0.41	(0.56)	(0.01)	0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00	(0.64)
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)	(0.59)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00	(0.61)
Class C
04/01/2012 - 09/30/2012+	9.29	0.22	0.24	0.46	(0.23)	0.00	0.00	(0.23)
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)	0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00	(0.64)
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)	(0.59)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00	(0.61)
Class R
04/01/2012 - 09/30/2012+	9.29	0.24	0.24	0.48	(0.25)	0.00	0.00	(0.25)
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)	0.00	(0.61)
03/31/2011	9.06	0.62	0.41	1.03	(0.64)	0.00	0.00	(0.64)
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	0.00	0.00	(0.68)
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)	(0.63)
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)	0.00	(0.66)

PIMCO High Yield Spectrum Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.37	$0.32	$0.33	$0.65	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2012	10.55	0.69	(0.13)	0.56	(0.71)	(0.03)	0.00	(0.74)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class P
04/01/2012 - 09/30/2012+	10.37	0.32	0.33	0.65	(0.32)	0.00	0.00	(0.32)
03/31/2012	10.55	0.67	(0.12)	0.55	(0.70)	(0.03)	0.00	(0.73)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class D
04/01/2012 - 09/30/2012+	10.37	0.30	0.33	0.63	(0.30)	0.00	0.00	(0.30)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class A
04/01/2012 - 09/30/2012+	10.37	0.30	0.34	0.64	(0.31)	0.00	0.00	(0.31)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class C
04/01/2012 - 09/30/2012+	10.37	0.26	0.34	0.60	(0.27)	0.00	0.00	(0.27)
03/31/2012	10.55	0.57	(0.12)	0.45	(0.60)	(0.03)	0.00	(0.63)
09/15/2010 - 03/31/2011	10.00	0.27	0.58	0.85	(0.29)	(0.01)	0.00	(0.30)

Please see footnotes on page 30.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$9.52	5.43%	$1,260,133	0.90	%*	0.90	%*	0.90	%*	0.90	%*	5.46	%*	16%
9.29	5.37	1,299,092	0.90		0.90		0.90		0.90		6.48		50
9.45	12.03	1,275,670	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	1,036,410	0.91		0.91		0.90		0.90		8.41		129
6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354
9.20	(0.71)	746,475	0.91		0.91		0.90		0.90		6.73		187

9.52	5.04	14,774	1.65	*	1.65	*	1.65	*	1.65	*	4.73	*	16
9.29	4.58	20,986	1.65		1.65		1.65		1.65		5.83		50
9.45	11.20	71,368	1.65		1.65		1.65		1.65		6.27		36
9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129
6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354
9.20	(1.44)	277,780	1.66		1.66		1.65		1.65		5.99		187

9.52	5.04	622,970	1.65	*	1.65	*	1.65	*	1.65	*	4.72	*	16
9.29	4.58	601,903	1.65		1.65		1.65		1.65		5.73		50
9.45	11.20	600,135	1.65		1.65		1.65		1.65		6.20		36
9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129
6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354
9.20	(1.44)	490,422	1.66		1.66		1.65		1.65		5.99		187

9.52	5.30	54,971	1.15	*	1.15	*	1.15	*	1.15	*	5.21	*	16
9.29	5.11	51,203	1.15		1.15		1.15		1.15		6.23		50
9.45	11.75	50,139	1.15		1.15		1.15		1.15		6.69		36
9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129
6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354
9.20	(0.96)	15,556	1.16		1.16		1.15		1.15		6.45		187

$10.70	6.42%	$1,744,252	0.55	%*	0.60	%*	0.55	%*	0.60	%*	6.06	%*	12%
10.37	5.78	922,443	0.55		0.60		0.55		0.60		6.77		44
10.55	9.25	472,281	0.55	*	0.64	*	0.55	*	0.64	*	5.92	*	14

10.70	6.37	43,474	0.65	*	0.70	*	0.65	*	0.70	*	5.95	*	12
10.37	5.68	4,918	0.65		0.70		0.65		0.70		6.54		44
10.55	9.20	4,859	0.65	*	0.74	*	0.65	*	0.74	*	5.90	*	14

10.70	6.23	41,490	0.90	*	0.95	*	0.90	*	0.95	*	5.70	*	12
10.37	5.41	13,653	0.90		0.95		0.90		0.95		6.30		44
10.55	9.04	8,830	0.90	*	0.98	*	0.90	*	0.98	*	5.61	*	14

10.70	6.24	32,081	0.90	*	0.95	*	0.90	*	0.95	*	5.72	*	12
10.37	5.42	5,488	0.90		0.95		0.90		0.95		6.33		44
10.55	9.03	920	0.90	*	1.01	*	0.90	*	1.01	*	5.59	*	14

10.70	5.84	2,502	1.65	*	1.70	*	1.65	*	1.70	*	4.99	*	12
10.37	4.63	2,976	1.65		1.70		1.65		1.70		5.64		44
10.55	8.59	2,740	1.65	*	1.72	*	1.65	*	1.72	*	4.82	*	14

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Income Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.26	$0.34	$0.95	$1.29	$(0.33)	$0.00	$0.00	$(0.33)
03/31/2012	11.32	0.76	0.07	0.83	(0.80)	(0.09)	0.00	(0.89)
03/31/2011	10.21	0.79	1.09	1.88	(0.69)	(0.08)	0.00	(0.77)
03/31/2010	8.54	0.67	1.71	2.38	(0.71)	0.00	0.00	(0.71)
03/31/2009	9.92	0.67	(1.41)	(0.74)	(0.64)	0.00	0.00	(0.64)
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00	0.00	(0.58)
Class P
04/01/2012 - 09/30/2012+	11.26	0.33	0.96	1.29	(0.33)	0.00	0.00	(0.33)
03/31/2012	11.32	0.74	0.08	0.82	(0.79)	(0.09)	0.00	(0.88)
03/31/2011	10.21	0.77	1.10	1.87	(0.68)	(0.08)	0.00	(0.76)
03/31/2010	8.54	0.66	1.71	2.37	(0.70)	0.00	0.00	(0.70)
04/30/2008 - 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00	0.00	(0.59)
Administrative Class
04/01/2012 - 09/30/2012+	11.26	0.32	0.96	1.28	(0.32)	0.00	0.00	(0.32)
03/31/2012	11.32	0.74	0.06	0.80	(0.77)	(0.09)	0.00	(0.86)
03/31/2011	10.21	0.73	1.12	1.85	(0.66)	(0.08)	0.00	(0.74)
03/31/2010	8.54	0.64	1.72	2.36	(0.69)	0.00	0.00	(0.69)
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00	0.00	(0.62)
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00	0.00	(0.55)
Class D
04/01/2012 - 09/30/2012+	11.26	0.32	0.96	1.28	(0.32)	0.00	0.00	(0.32)
03/31/2012	11.32	0.73	0.07	0.80	(0.77)	(0.09)	0.00	(0.86)
03/31/2011	10.21	0.76	1.09	1.85	(0.66)	(0.08)	0.00	(0.74)
03/31/2010	8.54	0.64	1.71	2.35	(0.68)	0.00	0.00	(0.68)
03/31/2009	9.92	0.67	(1.44)	(0.77)	(0.61)	0.00	0.00	(0.61)
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00	0.00	(0.55)
Class A
04/01/2012 - 09/30/2012+	11.26	0.31	0.96	1.27	(0.31)	0.00	0.00	(0.31)
03/31/2012	11.32	0.71	0.07	0.78	(0.75)	(0.09)	0.00	(0.84)
03/31/2011	10.21	0.73	1.10	1.83	(0.64)	(0.08)	0.00	(0.72)
03/31/2010	8.54	0.63	1.71	2.34	(0.67)	0.00	0.00	(0.67)
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00	0.00	(0.60)
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00	0.00	(0.53)
Class C
04/01/2012 - 09/30/2012+	11.26	0.27	0.96	1.23	(0.27)	0.00	0.00	(0.27)
03/31/2012	11.32	0.63	0.08	0.71	(0.68)	(0.09)	0.00	(0.77)
03/31/2011	10.21	0.64	1.12	1.76	(0.57)	(0.08)	0.00	(0.65)
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00	0.00	(0.59)
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00	0.00	(0.52)
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00	0.00	(0.46)
Class R
04/01/2012 - 09/30/2012+	11.26	0.30	0.96	1.26	(0.30)	0.00	0.00	(0.30)
03/31/2012	11.32	0.68	0.08	0.76	(0.73)	(0.09)	0.00	(0.82)
03/31/2011	10.21	0.70	1.11	1.81	(0.62)	(0.08)	0.00	(0.70)
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00	0.00	(0.64)
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00	0.00	(0.57)
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00	0.00	(0.51)

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2012 - 09/30/2012+	$12.19	$0.32	$1.18	$1.50	$(0.35)	$0.00	$0.00	$(0.35)
03/31/2012	11.59	0.64	1.23	1.87	(0.69)	(0.58)	0.00	(1.27)
03/31/2011	11.71	0.69	0.68	1.37	(0.72)	(0.77)	0.00	(1.49)
03/31/2010	10.00	0.66	1.85	2.51	(0.62)	(0.18)	0.00	(0.80)
03/31/2009 - 03/31/2009	10.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Please see footnotes on page 30.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$12.22	11.67%	$7,740,779	0.50	%*	0.53	%*	0.42	%*	0.45	%*	5.76	%*	132%
11.26	7.71	4,840,829	0.56		0.61		0.40		0.45		6.82		311
11.32	18.91	3,383,093	0.51		0.56		0.40		0.45		7.08		181
10.21	28.71	418,593	0.45		0.50		0.40		0.45		7.04		188
8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153
9.92	5.09	289,824	1.44		1.57		0.40		0.53		5.84		276

12.22	11.62	1,320,665	0.60	*	0.63	*	0.52	*	0.55	*	5.63	*	132
11.26	7.62	453,077	0.66		0.71		0.50		0.55		6.66		311
11.32	18.81	62,296	0.61		0.66		0.50		0.55		6.96		181
10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188
8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

12.22	11.55	8,570	0.75	*	0.78	*	0.67	*	0.70	*	5.49	*	132
11.26	7.47	1,780	0.81		0.86		0.65		0.70		6.58		311
11.32	18.64	588	0.76		0.81		0.65		0.70		6.66		181
10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188
8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153
9.92	4.84	11	2.43		2.74		0.65		0.96		5.59		276

12.22	11.52	2,448,422	0.80	*	0.83	*	0.72	*	0.75	*	5.45	*	132
11.26	7.43	1,044,204	0.86		0.91		0.70		0.75		6.50		311
11.32	18.59	497,208	0.81		0.86		0.70		0.75		6.80		181
10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188
8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153
9.92	4.79	342	1.67		1.75		0.70		0.78		5.43		276

12.22	11.45	2,243,454	0.90	*	0.93	*	0.82	*	0.85	*	5.32	*	132
11.26	7.29	918,965	0.96	(d)	1.01	(d)	0.80	(d)	0.85	(d)	6.36		311
11.32	18.44	357,176	0.96		1.01		0.85		0.90		6.58		181
10.21	28.12	38,300	0.90		0.95		0.85		0.90		6.51		188
8.54	(8.12)	15,536	1.37		1.42		0.85		0.90		7.26		153
9.92	4.65	2,008	1.84		1.89		0.85		0.90		5.26		276

12.22	11.10	1,456,031	1.65	*	1.68	*	1.57	*	1.60	*	4.56	*	132
11.26	6.58	603,788	1.71	(d)	1.76	(d)	1.55	(d)	1.60	(d)	5.61		311
11.32	17.64	184,154	1.71		1.76		1.60		1.65		5.81		181
10.21	27.13	36,633	1.65		1.70		1.60		1.65		5.61		188
8.54	(8.91)	7,159	2.14		2.19		1.60		1.65		6.37		153
9.92	3.87	1,484	2.69		2.74		1.60		1.65		4.62		276

12.22	11.33	21,231	1.15	*	1.18	*	1.07	*	1.10	*	5.08	*	132
11.26	7.05	4,225	1.21	(d)	1.26	(d)	1.05	(d)	1.10	(d)	6.11		311
11.32	18.17	754	1.21		1.26		1.10		1.15		6.31		181
10.21	27.78	67	1.15		1.20		1.10		1.15		6.22		188
8.54	(8.38)	21	1.70		1.75		1.10		1.15		6.75		153
9.92	4.41	10	2.88		3.19		1.10		1.41		5.15		276

$13.34	12.44%	$2,736,091	0.58	%*	0.58	%*	0.55	%*	0.55	%*	4.99	%*	27%
12.19	16.65	2,285,476	0.55		0.55		0.55		0.55		5.22		259
11.59	12.30	1,673,967	0.56		0.56		0.55		0.55		5.79		341
11.71	25.56	1,834,816	0.55		0.55		0.55		0.55		5.76		166
10.00	0.00	13,120	0.55	*	0.55	*	0.55	*	0.55	*	(0.55	)*	0

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Long-Term Credit Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$12.19	$0.32	$1.18		$1.50	$(0.35)	$0.00	$0.00	$(0.35)
02/29/2012 - 03/31/2012	12.45	0.05	(0.25)		(0.20)	(0.06)	0.00	0.00	(0.06)

PIMCO Senior Floating Rate Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.03	$0.17	$0.15		$0.32	$(0.17)	$0.00	$0.00	$(0.17)
04/29/2011 - 03/31/2012	10.00	0.29	0.01		0.30	(0.27)	0.00	0.00	(0.27)
Class P
04/01/2012 - 09/30/2012+	10.03	0.16	0.15		0.31	(0.16)	0.00	0.00	(0.16)
04/29/2011 - 03/31/2012	10.00	0.29	0.00	^	0.29	(0.26)	0.00	0.00	(0.26)
Class D
04/01/2012 - 09/30/2012+	10.03	0.15	0.15		0.30	(0.15)	0.00	0.00	(0.15)
04/29/2011 - 03/31/2012	10.00	0.27	0.01		0.28	(0.25)	0.00	0.00	(0.25)
Class A
04/01/2012 - 09/30/2012+	10.03	0.15	0.15		0.30	(0.15)	0.00	0.00	(0.15)
04/29/2011 - 03/31/2012	10.00	0.28	0.00	^	0.28	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2012 - 09/30/2012+	10.03	0.11	0.15		0.26	(0.11)	0.00	0.00	(0.11)
04/29/2011 - 03/31/2012	10.00	0.21	0.00	^	0.21	(0.18)	0.00	0.00	(0.18)
Class R
04/01/2012 - 09/30/2012+	10.03	0.14	0.15		0.29	(0.14)	0.00	0.00	(0.14)
04/29/2011 - 03/31/2012	10.00	0.22	0.03		0.25	(0.22)	0.00	0.00	(0.22)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.30%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.40%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$13.34	12.39%	$608	0.68	%*	0.68	%*	0.65	%*	0.65	%*	4.80	%*	27%
12.19	1.64	10	0.65	*	0.65	*	0.65	*	0.65	*	4.88	*	259

$10.18	3.18%	$1,413,125	0.80	%*	0.80	%*	0.80	%*	0.80	%*	3.28	%*	24%
10.03	3.12	389,379	0.80	*	0.83	*	0.80	*	0.83	*	3.17	*	160

10.18	3.12	2,838	0.90	*	0.90	*	0.90	*	0.90	*	3.12	*	24
10.03	3.04	4,668	0.90	*	0.93	*	0.90	*	0.93	*	3.23	*	160

10.18	3.02	4,057	1.10	*	1.10	*	1.10	*	1.10	*	2.98	*	24
10.03	2.86	1,171	1.10	*	1.13	*	1.10	*	1.13	*	2.93	*	160

10.18	3.02	9,296	1.10	*	1.10	*	1.10	*	1.10	*	2.97	*	24
10.03	2.86	6,261	1.10	*	1.13	*	1.10	*	1.13	*	3.11	*	160

10.18	2.64	4,529	1.85	*	1.85	*	1.85	*	1.85	*	2.22	*	24
10.03	2.20	2,798	1.85	*	1.88	*	1.85	*	1.88	*	2.31	*	160

10.18	2.90	750	1.35	*	1.35	*	1.35	*	1.35	*	2.79	*	24
10.03	2.61	11	1.35	*	1.38	*	1.35	*	1.38	*	2.47	*	160

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Assets:
Investments, at value	$1,388,503	$161,337	$6,626,227
Investments in Affiliates, at value	0	72,078	185,716
Repurchase agreements, at value	33,866	52,743	6,000
Cash	1	845	6,594
Deposits with counterparty	93,267	6	10,931
Foreign currency, at value	440	357	3,645
Receivable for investments sold	37,881	1,592	692,645
Receivable for Fund shares sold	43	1,485	21,868
Interest and dividends receivable	6,682	1,648	86,168
Dividends receivable from Affiliates	0	15	59
Variation margin receivable on financial derivative instruments	1,482	0	288
OTC swap premiums paid	3,026	1,687	38,552
Unrealized appreciation on foreign currency contracts	2,199	86	10,916
Unrealized appreciation on OTC swap agreements	3,461	1,249	55,336
Other assets	0	0	27
	1,570,851	295,128	7,744,972

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$51,194
Payable for investments purchased	0	35,213	880,746
Payable for investments in Affiliates purchased	0	15	59
Payable for investments purchased on a delayed-delivery basis	0	0	0
Payable for sale-buyback financing transactions	0	0	115,954
Payable for short sales	121,307	0	265,330
Deposits from counterparty	2,705	1,090	55,827
Payable for Fund shares redeemed	11,447	24	7,213
Dividends payable	0	0	1,294
Written options outstanding	482	191	11,576
Accrued investment advisory fees	449	82	2,030
Accrued supervisory and administrative fees	282	44	1,430
Accrued distribution fees	2	3	135
Accrued servicing fees	1	3	90
Accrued taxes payable	0	0	653
Variation margin payable on financial derivative instruments	327	28	187
Reimbursement to PIMCO	0	4	0
OTC swap premiums received	5,689	1,028	30,944
Unrealized depreciation on foreign currency contracts	2,743	128	26,592
Unrealized depreciation on OTC swap agreements	3,700	824	2,918
Other liabilities	27	1	64
	149,161	38,678	1,454,236

Net Assets	$1,421,690	$256,450	$6,290,736

Net Assets Consist of:
Paid in capital	$1,325,709	$249,549	$5,801,492
Undistributed (overdistributed) net investment income	26,800	948	(12,172)
Accumulated undistributed net realized gain (loss)	(5,196)	971	61,468
Net unrealized appreciation	74,377	4,982	439,948
	$1,421,690	$256,450	$6,290,736

Cost of Investments	$1,306,511	$156,745	$6,250,627
Cost of Investments in Affiliates	$0	$72,071	$185,710
Cost of Repurchase Agreements	$33,866	$52,743	$6,000
Cost of Foreign Currency Held	$441	$353	$3,667
Proceeds Received on Short Sales	$106,128	$0	$266,124
Premiums Received on Written Options	$761	$375	$9,215

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Income Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$4,046,646	$17,346,584	$1,622,978	$17,881,671	$3,119,903	$1,465,494
122,945	2,924,264	314,638	966,981	104,257	340,605
0	2,412	2,577	83,548	58,300	9,811
5,933	18,201	161	42,931	4,393	112
16,651	18,098	0	17,242	11	2,944
2,204	6,544	1,286	41,439	771	89
305,365	17,568	6,092	4,078,891	3,591	29,598
217	59,958	273	111,624	300	25,253
50,494	318,488	33,405	94,334	39,541	4,665
66	987	85	149	26	83
679	349	0	4,400	78	115
19,218	2,771	743	24,297	13,267	0
7,388	7,343	2,839	9,548	3,632	206
62,347	44,025	1,370	106,460	20,342	0
0	0	0	10	66	0
4,640,153	20,767,592	1,986,447	23,463,525	3,368,478	1,878,975

$0	$59,039	$0	$76,583	$309,913	$0
439,982	630,826	109,691	7,194,124	41,653	442,512
66	986	85	149	26	83
0	455	0	0	0	0
0	0	0	0	228,615	0
93,195	0	0	236,722	0	0
44,157	23,551	50	101,364	24,940	0
626	35,730	755	18,510	637	305
132	11,213	12	4,607	137	16
6,957	0	0	0	7,845	0
883	3,646	319	2,566	583	483
770	4,621	392	2,583	485	291
30	682	9	1,150	0	3
42	366	6	599	0	3
255	0	0	0	0	0
1,127	176	0	24	937	0
0	0	7	0	0	21
37,992	24,180	842	555,886	10,120	0
19,066	25,822	10,480	19,641	3,334	663
1,419	0	0	9,865	2,542	0
16	0	0	0	12	0
646,715	821,293	122,648	8,224,373	631,779	444,380

$3,993,438	$19,946,299	$1,863,799	$15,239,152	$2,736,699	$1,434,595

$4,427,578	$19,426,414	$1,815,056	$14,107,256	$2,348,119	$1,418,786
11,870	(21,141)	2,776	46,357	(10,570)	(28)
(560,897)	(453,292)	9,713	172,096	90,678	1,510
114,887	994,318	36,254	913,443	308,472	14,327
$3,993,438	$19,946,299	$1,863,799	$15,239,152	$2,736,699	$1,434,595

$3,922,382	$16,406,839	$1,580,602	$17,082,215	$2,827,785	$1,451,241
$122,936	$2,924,021	$314,632	$966,932	$104,257	$340,586
$0	$2,412	$2,577	$83,548	$58,300	$9,811
$2,223	$6,545	$1,287	$41,471	$770	$88
$93,463	$0	$0	$234,590	$0	$0
$5,529	$0	$0	$0	$7,770	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Net Assets:
Institutional Class	$1,409,602	$229,094	$5,535,866
Class P	1,590	4,263	97,803
Administrative Class	830	NA	8,921
Class D	4,623	9,205	149,361
Class A	4,209	10,478	303,896
Class B	NA	NA	6,562
Class C	836	2,826	188,327
Class R	NA	584	NA

Shares Issued and Outstanding:
Institutional Class	103,024	21,981	454,600
Class P	116	409	8,031
Administrative Class	59	NA	733
Class D	339	883	12,265
Class A	308	1,005	24,956
Class B	NA	NA	539
Class C	61	272	15,465
Class R	NA	56	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$13.68	$10.42	$12.18
Class P	13.67	10.41	12.18
Administrative Class	14.13	NA	12.18
Class D	13.65	10.42	12.18
Class A	13.65	10.43	12.18
Class B	NA	NA	12.18
Class C	13.64	10.39	12.18
Class R	NA	10.39	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Income Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$3,679,112	$15,697,540	$1,744,252	$7,740,779	$2,736,091	$1,413,125
27,027	583,202	43,474	1,320,665	608	2,838
149	945,625	NA	8,570	NA	NA
65,220	767,084	41,490	2,448,422	NA	4,057
141,455	1,260,133	32,081	2,243,454	NA	9,296
NA	14,774	NA	NA	NA	NA
80,475	622,970	2,502	1,456,031	NA	4,529
NA	54,971	NA	21,231	NA	750

416,925	1,649,530	162,974	633,376	205,165	138,808
3,063	61,284	4,062	108,062	46	279
17	99,369	NA	701	NA	NA
7,391	80,606	3,877	200,339	NA	399
16,030	132,417	2,997	183,571	NA	913
NA	1,552	NA	NA	NA	NA
9,120	65,463	234	119,139	NA	445
NA	5,777	NA	1,737	NA	74

$8.82	$9.52	$10.70	$12.22	$13.34	$10.18
8.82	9.52	10.70	12.22	13.34	10.18
8.82	9.52	NA	12.22	NA	NA
8.82	9.52	10.70	12.22	NA	10.18
8.82	9.52	10.70	12.22	NA	10.18
NA	9.52	NA	NA	NA	NA
8.82	9.52	10.70	12.22	NA	10.18
NA	9.52	NA	12.22	NA	10.18

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Investment Income:
Interest, net of foreign taxes*	$14,983	$2,991	$135,560
Dividends	7,995	0	105
Dividends from Affiliate investments	0	77	796
Miscellaneous income	10	0	0
Total Income	22,988	3,068	136,461

Expenses:
Investment advisory fees	3,222	506	13,002
Supervisory and administrative fees	2,021	269	9,128
Distribution and/or servicing fees - Administrative Class	1	0	10
Distribution and/or servicing fees - Class D	6	9	142
Distribution fees - Class B	0	0	27
Distribution fees - Class C	3	8	656
Distribution fees - Class R	0	1	0
Servicing fees - Class A	5	13	332
Servicing fees - Class B	0	0	9
Servicing fees - Class C	1	3	219
Servicing fees - Class R	0	0	0
Dividends on short sales	389	0	0
Trustees’ fees	1	0	3
Interest expense	159	1	51
Miscellaneous expense	0	4	0
Total Expenses	5,808	814	23,579
Waiver and/or Reimbursement by PIMCO	0	0	0
Net Expenses	5,808	814	23,579

Net Investment Income	17,180	2,254	112,882

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	6,906	2,403	30,033
Net realized gain (loss) on Affiliate investments	0	15	117
Net realized gain (loss) on futures contracts	(12,707)	(4)	4,983
Net realized gain (loss) on written options	0	(141)	2,774
Net realized gain (loss) on swaps	5,009	(480)	8,958
Net realized (loss) on short sales	(3,623)	0	0
Net realized gain (loss) on foreign currency transactions	3,015	(16)	36,322
Net change in unrealized appreciation (depreciation) on investments	(29,847)	2,711	165,598
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(7)	(87)
Net change in unrealized appreciation (depreciation) on futures contracts	2,995	0	(785)
Net change in unrealized appreciation (depreciation) on written options	279	174	(3,536)
Net change in unrealized appreciation (depreciation) on swaps	(350)	196	48,745
Net change in unrealized appreciation on short sales	4,827	0	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(718)	143	(16,889)
Net Gain (Loss)	(24,214)	4,994	276,233

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,034)	$7,248	$389,115

* Foreign tax withholdings	$0	$1	$135

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Income Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$80,814	$565,848	$44,751	$324,674	$68,066	$18,053
52	3,407	110	337	58	0
649	4,541	366	519	125	266
0	0	0	0	0	0
81,515	573,796	45,227	325,530	68,249	18,319

5,656	22,439	2,035	12,905	3,653	2,223
4,939	28,525	2,065	12,766	3,044	1,339
0	1,173	0	6	0	0
80	923	35	1,870	0	3
0	64	0	0	0	0
122	2,254	10	3,398	0	13
0	63	0	13	0	1
173	1,576	19	1,646	0	10
0	21	0	0	0	0
102	751	3	1,133	0	4
0	64	0	13	0	1
0	0	0	0	0	0
2	10	1	5	1	0
47	3	0	4,325	368	5
0	0	7	0	0	21
11,121	57,866	4,175	38,080	7,066	3,620
0	0	(339)	(1,512)	0	0
11,121	57,866	3,836	36,568	7,066	3,620

70,394	515,930	41,391	288,962	61,183	14,699

7,888	66,709	(465)	106,978	43,913	744
190	2,156	16	(4)	23	10
856	0	0	0	1,331	0
1,792	0	0	0	2,132	0
2,082	20,861	613	40,270	29,276	385
0	0	0	0	0	0
20,625	40,479	9,302	12,323	6,324	748
90,718	327,221	46,524	667,808	144,469	12,831
(138)	(746)	9	47	0	19
(1,632)	0	0	0	1,369	0
(2,301)	0	0	0	(1,808)	0
(40,815)	12,037	1,990	120,124	(3,713)	482
0	0	0	0	0	0
(7,980)	(2,845)	(5,263)	1,768	(347)	(358)
71,285	465,872	52,726	949,314	222,969	14,861

$141,679	$981,802	$94,117	$1,238,276	$284,152	$29,560

$49	$0	$0	$0	$11	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Statements of Changes in Net Assets

	PIMCO Convertible Fund		PIMCO Credit Absolute Return Fund		PIMCO Diversified Income Fund		PIMCO Floating Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from August 31, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,180	$35,755	$2,254	$2,223	$112,882	$217,133	$70,394	$148,331
Net realized gain (loss)	(1,400)	33,920	1,762	(809)	83,070	38,685	33,243	(211,169)
Net realized gain (loss) on Affiliate investments	0	0	15	4	117	219	190	(19)
Net change in unrealized appreciation (depreciation)	(22,814)	(30,490)	3,224	1,751	193,133	64,395	37,990	26,231
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(7)	14	(87)	91	(138)	122
Net increase (decrease) resulting from operations	(7,034)	39,185	7,248	3,183	389,115	320,523	141,679	(36,504)

Distributions to Shareholders:
From net investment income
Institutional Class	(34,864)	(42,407)	(1,862)	(1,231)	(116,661)	(218,296)	(75,220)	(142,499)
Class P	(34)	(45)	(38)	(17)	(1,722)	(2,949)	(524)	(2,449)
Administrative Class	(19)	(48)	0	0	(162)	(378)	(4)	(15)
Class D	(106)	(22)	(77)	(58)	(2,365)	(3,347)	(1,269)	(2,940)
Class A	(82)	(34)	(103)	(113)	(5,509)	(11,372)	(2,736)	(7,694)
Class B	0	0	0	0	(120)	(482)	0	0
Class C	(12)	(5)	(16)	(8)	(2,969)	(6,261)	(1,495)	(4,282)
Class R	0	0	(7)	0	0	0	0	0
From net realized capital gains
Institutional Class	0	(11,002)	0	0	0	(15,576)	0	0
Class P	0	(6)	0	0	0	(198)	0	0
Administrative Class	0	(11)	0	0	0	(15)	0	0
Class D	0	(7)	0	0	0	(232)	0	0
Class A	0	(19)	0	0	0	(834)	0	0
Class B	0	0	0	0	0	(36)	0	0
Class C	0	(3)	0	0	0	(559)	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(35,117)	(53,609)	(2,103)	(1,427)	(129,508)	(260,535)	(81,248)	(159,879)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(223,553)	112,928	95,159	154,390	686,287	1,084,690	178,506	965,761

Total Increase (Decrease) in Net Assets	(265,704)	98,504	100,304	156,146	945,894	1,144,678	238,937	769,378

Net Assets:
Beginning of period	1,687,394	1,588,890	156,146	0	5,344,842	4,200,164	3,754,501	2,985,123
End of period*	$1,421,690	$1,687,394	$256,450	$156,146	$6,290,736	$5,344,842	$3,993,438	$3,754,501

*Including undistributed (overdistributed) net investment income of:	$26,800	$44,737	$948	$797	$(12,172)	$4,454	$11,870	$22,724

**	See note 14 in the Notes to Financial Statements.

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Fund		PIMCO High Yield Spectrum Fund		PIMCO Income Fund		PIMCO Long-Term Credit Fund		PIMCO Senior Floating Rate Fund

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from April 29, 2011 to March 31, 2012

$515,930	$888,437	$41,391	$43,171	$288,962	$393,120	$61,183	$106,507	$14,699	$8,760
128,049	145,634	9,450	7,714	159,571	119,251	82,976	119,603	1,877	(139)
2,156	167	16	35	(4)	(51)	23	22	10	(1)
336,413	(209,308)	43,251	(14,049)	789,700	(36,643)	139,970	80,855	12,955	1,353
(746)	932	9	(3)	47	1	0	0	19	0
981,802	825,862	94,117	36,868	1,238,276	475,678	284,152	306,987	29,560	9,973

(418,865)	(663,130)	(40,572)	(43,644)	(167,697)	(283,785)	(66,845)	(115,348)	(14,625)	(8,515)
(15,775)	(33,470)	(408)	(250)	(22,381)	(15,900)	(7)	0	(57)	(107)
(27,744)	(66,773)	0	0	(133)	(40)	0	0	0	0
(21,114)	(49,594)	(844)	(577)	(41,359)	(55,290)	0	0	(32)	(30)
(36,062)	(83,011)	(443)	(150)	(35,423)	(43,773)	0	0	(118)	(72)
(422)	(2,244)	0	0	0	0	0	0	0	0
(14,941)	(35,148)	(69)	(162)	(21,357)	(23,749)	0	0	(40)	(30)
(1,391)	(3,215)	0	0	(277)	(127)	0	0	(6)	0

0	(10,901)	0	(2,033)	0	(33,937)	0	(101,632)	0	(88)
0	(541)	0	(3)	0	(2,229)	0	0	0	(1)
0	(992)	0	0	0	(5)	0	0	0	0
0	(773)	0	(21)	0	(7,159)	0	0	0	(1)
0	(1,312)	0	(8)	0	(6,082)	0	0	0	(1)
0	(28)	0	0	0	0	0	0	0	0
0	(619)	0	(8)	0	(3,579)	0	0	0	0
0	(56)	0	0	0	(21)	0	0	0	0

(536,314)	(951,807)	(42,336)	(46,856)	(288,627)	(475,676)	(66,852)	(216,980)	(14,878)	(8,845)

2,675,968	4,558,594	862,540	469,836	6,422,635	3,381,597	233,913	521,512	1,015,625	403,160

3,121,456	4,432,649	914,321	459,848	7,372,284	3,381,599	451,213	611,519	1,030,307	404,288

16,824,843	12,392,194	949,478	489,630	7,866,868	4,485,269	2,285,486	1,673,967	404,288	0
$19,946,299	$16,824,843	$1,863,799	$949,478	$15,239,152	$7,866,868	$2,736,699	$2,285,486	$1,434,595	$404,288

$(21,141)	$(757)	$2,776	$3,721	$46,357	$46,022	$(10,570)	$(4,901)	$(28)	$151

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Statements of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Income Fund	PIMCO Long-Term Credit Fund

Cash flows (used for) operating activities:

Net increase in net assets resulting from operations	$1,238,276	$284,152

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(23,798,458)	(1,202,066)
Proceeds from sales of long-term securities	18,871,356	721,677
Purchases from short-term portfolio investments, net	(1,339,494)	(136,273)
Increase in deposits with counterparty	(16,418)	(8)
Increase (decrease) in receivable for investments sold	(3,622,161)	57,420
Increase in interest and dividends receivable	(21,252)	(4,838)
Increase (decrease) in OTC swap premiums received (paid)	506,214	(2,316)
Increase (decrease) in payable for investments purchased	6,152,000	(217,469)
Increase in accrued investment advisory fees	1,245	0
Increase (decrease) in accrued supervisory and administrative fees	767	(34)
Increase in accrued distribution fee	773	0
Increase in accrued servicing fee	280	0
Increase in other liabilities	0	11
Increase (decrease) in variation margin receivable (payable) on financial derivative instruments	24,975	(1,514)
Proceeds from currency transactions	13,944	6,347
Proceeds from short sales transactions	112,027	0
Net change in unrealized appreciation investments	(667,808)	(144,469)
Net change in unrealized appreciation on Affiliate investments	(47)	0
Net change in unrealized apprecation on futures contracts	0	(1,369)
Net change in unrealized (depreciation) on written options	0	1,808
Net change in unrealized appreciation (depreciation) on swaps	(120,124)	3,713
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,768)	347
Net realized gain on investments	(119,297)	(52,392)
Net premium (amortization) on investments	(23,029)	1,748
Net cash (used for) operating activities	(2,807,999)	(685,525)

Cash flows received from financing activities:
Proceeds from shares sold	6,881,345	380,603
Payment on shares redeemed	(710,411)	(210,582)
Cash dividend paid*	(15,764)	(186)
Net borrowing (repayment) of reverse repurchase agreements	(3,362,146)	278,735
Increase in payable for sale buyback financing transactions	0	228,615
Increase in deposits from counterparty	96,809	3,934
Net cash received from financing activities	2,889,833	681,119

Net Increase (Decrease) in Cash and Foreign Currency	81,834	(4,406)

Cash and Foreign Currency:
Beginning of year	2,536	9,570
End of period	$84,370	$5,164

* Reinvestment of dividends	$270,407	$66,555

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$4,325	$368

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Convertible Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Springleaf Financial Funding Co.
5.500% due 05/10/2017	$5,200	$5,101

Total Bank Loan Obligations (Cost $4,719)		5,101

CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 1.2%
AGFC Capital Trust
6.000% due 01/15/2067	6,800	3,842
Intesa Sanpaolo SpA
3.625% due 08/12/2015	5,000	4,903
MBIA Insurance Corp.
14.000% due 01/15/2033	5,000	2,600
XL Group PLC
6.500% due 04/15/2017 (c)(d)	6,900	6,383

Total Corporate Bonds & Notes (Cost $16,806)		17,728

CONVERTIBLE BONDS & NOTES 68.1%

BANKING & FINANCE 4.4%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	8,605	9,632
Air Lease Corp.
3.875% due 12/01/2018	5,000	5,216
BGC Partners, Inc.
4.500% due 07/15/2016	2,300	2,142
Boston Properties LP
3.625% due 02/15/2014	4,260	4,654
3.750% due 05/15/2036	10,600	12,190
Digital Realty Trust LP
5.500% due 04/15/2029	4,900	8,474
Health Care REIT, Inc.
3.000% due 12/01/2029	3,000	3,574
SL Green Operating Partnership LP
3.000% due 10/15/2017	14,050	16,236

		62,118

INDUSTRIALS 62.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015 (d)	8,295	8,471
Alcoa, Inc.
5.250% due 03/15/2014	6,700	9,987
Alliance Data Systems Corp.
4.750% due 05/15/2014	4,185	12,636
Alliance One International, Inc.
5.500% due 07/15/2014	445	431
Alpha Appalachia Holdings, Inc.
3.250% due 08/01/2015	1,120	1,039
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	1,230	1,082
Amgen, Inc.
0.375% due 02/01/2013	38,340	42,845
Amkor Technology, Inc.
6.000% due 04/15/2014	2,500	3,930
Anixter International, Inc.
1.000% due 02/15/2013	3,150	3,447
Archer-Daniels-Midland Co.
0.875% due 02/15/2014 (d)	10,000	10,050
Avis Budget Group, Inc.
3.500% due 10/01/2014	3,000	3,677
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	2,715

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Central European Distribution Corp.
3.000% due 03/15/2013	$4,828	$4,502
Cephalon, Inc.
2.500% due 05/01/2014	8,000	10,041
Chart Industries, Inc.
2.000% due 08/01/2018	2,500	3,278
Chesapeake Energy Corp.
2.500% due 05/15/2037 (d)	27,120	24,493
2.750% due 11/15/2035	14,500	13,875
Ciena Corp.
4.000% due 03/15/2015	15,000	16,219
Concur Technologies, Inc.
2.500% due 04/15/2015	10,000	15,219
Continental Airlines, Inc.
4.500% due 01/15/2015	7,000	9,126
Danaher Corp.
0.000% due 01/22/2021	3,600	5,789
Electronic Arts, Inc.
0.750% due 07/15/2016	13,000	11,927
EMC Corp.
1.750% due 12/01/2013	27,240	46,904
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015	3,750	4,587
Equinix, Inc.
3.000% due 10/15/2014	3,000	5,914
4.750% due 06/15/2016	4,000	10,178
Ford Motor Co.
4.250% due 12/15/2036 (d)	10,500	14,254
General Cable Corp.
0.875% due 11/15/2013	2,000	2,004
Gilead Sciences, Inc.
1.000% due 05/01/2014	17,500	26,425
1.625% due 05/01/2016	12,800	20,088
Hertz Global Holdings, Inc.
5.250% due 06/01/2014	5,000	8,900
Hologic, Inc.
2.000% due 12/15/2037	15,052	15,522
Hornbeck Offshore Services, Inc.
1.500% due 09/01/2019	5,000	5,047
Illumina, Inc.
0.250% due 03/15/2016	5,000	4,684
Incyte Corp. Ltd.
4.750% due 10/01/2015	2,700	5,834
Intel Corp.
2.950% due 12/15/2035	400	437
International Game Technology
3.250% due 05/01/2014	12,500	13,117
Jarden Corp.
1.875% due 09/15/2018	5,000	5,163
JDS Uniphase Corp.
1.000% due 05/15/2026	7,600	7,586
Kinross Gold Corp.
1.750% due 03/15/2028	5,000	5,028
Lam Research Corp.
1.250% due 05/15/2018	5,000	4,856
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,838
Lennar Corp.
2.000% due 12/01/2020	10,000	13,537
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	13,559	14,805
Linear Technology Corp.
3.000% due 05/01/2027	13,100	13,632
Medicis Pharmaceutical Corp.
1.375% due 06/01/2017	2,000	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mentor Graphics Corp.
4.000% due 04/01/2031	$2,000	$2,258
Meritor, Inc.
4.625% due 03/01/2026	4,000	3,598
MGM Resorts International
4.250% due 04/15/2015 (d)	25,100	26,151
Microchip Technology, Inc.
2.125% due 12/15/2037	12,200	15,387
Micron Technology, Inc.
1.500% due 08/01/2031	21,000	18,992
1.875% due 06/01/2014 (d)	5,000	4,969
Microsoft Corp.
0.000% due 06/15/2013	42,000	43,942
Molycorp, Inc.
3.250% due 06/15/2016	4,700	3,290
Mylan, Inc.
3.750% due 09/15/2015	5,300	10,173
Navistar International Corp.
3.000% due 10/15/2014	5,000	4,459
NetApp, Inc.
1.750% due 06/01/2013	23,500	26,878
Newmont Mining Corp.
1.625% due 07/15/2017	30,000	43,631
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	4,463
Omnicare, Inc.
3.250% due 12/15/2035	3,040	3,017
3.750% due 12/15/2025	6,000	8,505
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	17,100	16,843
PHH Corp.
6.000% due 06/15/2017	3,000	5,464
Pioneer Natural Resources Co.
2.875% due 01/15/2038	3,025	5,265
Rovi Corp.
2.625% due 02/15/2040	4,950	4,922
Ryland Group, Inc.
1.625% due 05/15/2018	7,000	8,400
Saks, Inc.
2.000% due 03/15/2024	5,000	5,209
Salesforce.com, Inc.
0.750% due 01/15/2015	3,800	7,082
SanDisk Corp.
1.500% due 08/15/2017	11,100	12,619
SBA Communications Corp.
4.000% due 10/01/2014	2,400	5,097
Steel Dynamics, Inc.
5.125% due 06/15/2014	2,500	2,627
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,955	6,193
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,995
Symantec Corp.
1.000% due 06/15/2013	15,800	17,192
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	3,000	3,188
Textron, Inc.
4.500% due 05/01/2013	5,000	10,047
Transocean, Inc.
1.500% due 12/15/2037 (d)	24,750	24,657
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	1,879
TRW Automotive, Inc.
3.500% due 12/01/2015	3,000	4,958
United Rentals, Inc.
4.000% due 11/15/2015 (d)	7,000	21,066

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Convertible Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United States Steel Corp.
4.000% due 05/15/2014	$5,000	$5,078
VeriSign, Inc.
3.250% due 08/15/2037	9,500	14,529
Vertex Pharmaceuticals, Inc.
3.350% due 10/01/2015	2,000	2,579
Wright Medical Group, Inc.
2.000% due 08/15/2017	3,000	3,321
Xilinx, Inc.
2.625% due 06/15/2017	6,400	8,408
XPO Logistics, Inc.
4.500% due 10/01/2017	3,000	2,981

		888,592

UTILITIES 1.2%
CenterPoint Energy, Inc.
0.359% due 09/15/2029	275	11,052
Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,265	6,056

		17,108

Total Convertible Bonds & Notes (Cost $876,410)		967,818

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014^	320	104

Total Municipal Bonds & Notes (Cost $320)		104

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
1.267% due 12/25/2033	129	121

Total Asset-Backed Securities (Cost $105)		121

	SHARES
COMMON STOCKS 2.5%

CONSUMER DISCRETIONARY 0.0%
Liberty Global, Inc. ‘A’ (a)	1	0
Motors Liquidation Co. GUC Trust (a)	10,131	170

		170

HEALTH CARE 0.0%
Elan Corp. PLC SP - ADR (a)	1	0

INFORMATION TECHNOLOGY 2.5%
Advanced Micro Devices, Inc. (a)	1,834,000	6,181
Intel Corp.	1,310,000	29,711

		35,892

Total Common Stocks (Cost $44,230)		36,062

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 13.8%

BANKING & FINANCE 6.9%
Citigroup, Inc.
7.500% due 12/15/2012	313,000	$30,355
Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	1,248
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	142,000	7,827
MetLife, Inc.
5.000% due 09/11/2013	290,000	20,022
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	740,910	6,551
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	25,958	32,136

		98,139

INDUSTRIALS 4.6%
AngloGold Ashanti Holdings Finance PLC
6.000% due 09/15/2013	246,100	10,235
Apache Corp.
6.000% due 08/01/2013	238,200	11,588
General Motors Co.
4.750% due 12/01/2013	867,000	32,322
Motors Liquidation Co.
5.250% due 03/06/2032	400,000	0
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	85,000	10,678

		64,823

UTILITIES 2.3%
AES Trust
6.750% due 10/15/2029	53,870	2,685
NextEra Energy, Inc.
7.000% due 09/01/2013	200,000	10,950
PPL Corp.
8.750% due 05/01/2014	100,000	5,470
9.500% due 07/01/2013	260,000	13,923

		33,028

Total Convertible Preferred Securities (Cost $208,496)		195,990

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012	100,000	192

INDUSTRIALS 1.0%
United Technologies Corp.
7.500% due 08/01/2015	260,000	14,586

Total Preferred Securities (Cost $13,220)		14,778

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 8.2%
Market Vectors Gold Miners ETF	766,000	$41,142
SPDR Gold Trust	439,825	75,659

Total Exchange-Traded Funds (Cost $107,647)		116,801

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.8%

REPURCHASE AGREEMENTS 2.4%
Banc of America Securities LLC
0.220% due 10/01/2012	$1,900	1,900
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $1,940. Repurchase proceeds are $1,900.)
Barclays Capital, Inc.
0.140% due 10/04/2012	25,200	25,200
(Dated 09/27/2012. Collateralized by Freddie Mac 4.500% due 09/01/2041 valued at $25,993. Repurchase proceeds are $25,200.)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	2,400	2,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $2,455. Repurchase proceeds are $2,400.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	4,366	4,366
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $4,455. Repurchase proceeds are $4,366.)

		33,866

U.S. TREASURY BILLS 2.4%
0.163% due 10/25/2012 - 08/22/2013 (b)(f)(g)(h)	33,455	33,423

Total Short-Term Instruments (Cost $67,285)		67,289

PURCHASED OPTIONS (j) 0.0%
(Cost $1,139)		577

Total Investments 100.0% (Cost $1,340,337)		$1,422,369

Written Options (k) (0.0%) (Premiums $761)		(482)

Other Assets and Liabilities (Net) 0.0%		(197)

Net Assets 100.0%		$1,421,690

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(d)	Securities with an aggregate market value of $101,243 and cash of $91,411 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,160 at a weighted average interest rate of (5.000%).
(f)	Securities with an aggregate market value of $3,897 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $7,364 and cash of $1,329 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini NASDAQ 100 Index December Futures	Short	12/2012	222	$251
E-mini S&P 500 Index December Futures	Short	12/2012	1,219	1,117
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	688	(504)
S&P 500 Index December Futures	Short	12/2012	117	669

				$1,533

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $19,146 and cash of $527 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$133,650	$1,055	$8,808
CDX.HY-19 5-Year Index	5.000%	12/20/2017	46,600	(14)	277

				$1,041	$9,085

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	56,100	$(2,182)	$(2,182)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		29,600	846	(652)

						$(1,336)	$(2,834)

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	06/20/2015	4.143%	$	3,000	$(71)	$105	$(176)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	12/20/2016	5.968%		1,000	34	85	(51)
Advanced Micro Devices, Inc.	JPM	(5.000%	)	12/20/2016	5.968%		2,000	68	180	(112)
Chesapeake Energy Corp.	GST	(5.000%	)	06/20/2014	3.428%		2,000	(56)	35	(91)
Chesapeake Energy Corp.	MYC	(5.000%	)	06/20/2014	3.428%		5,000	(139)	25	(164)
International Game Technology	DUB	(1.000%	)	06/20/2014	0.597%		9,200	(67)	212	(279)
Intesa Sanpaolo SpA	GST	(3.000%	)	09/20/2015	3.190%	EUR	5,000	28	389	(361)
Lennar Corp.	BRC	(5.000%	)	12/20/2013	0.522%	$	4,600	(261)	(105)	(156)
Lennar Corp.	GST	(5.000%	)	12/20/2013	0.522%		5,000	(283)	(337)	54
MGM Resorts International	CBK	(5.000%	)	09/20/2016	5.330%		4,000	41	520	(479)
MGM Resorts International	DUB	(5.000%	)	12/20/2016	5.555%		2,500	48	247	(199)
MGM Resorts International	GST	(5.000%	)	06/20/2015	3.650%		7,000	(257)	787	(1,044)
MGM Resorts International	GST	(5.000%	)	12/20/2016	5.555%		2,500	49	269	(220)
Transocean, Inc.	CBK	(1.000%	)	12/20/2012	0.385%		20,000	(35)	(101)	66

								$(901)	$2,311	$(3,212)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	5.000%	09/20/2017	6.572%	$	1,500	$(95)	$(86)	$(9)
Advanced Micro Devices, Inc.	GST	5.000%	09/20/2017	6.572%		3,500	(222)	(192)	(30)
CMS Energy Corp.	BOA	1.000%	12/20/2015	0.840%		6,500	35	(359)	394
HCA, Inc.	CBK	2.400%	06/20/2014	1.340%		400	8	0	8
Nokia OYJ	FBF	5.000%	09/20/2017	8.993%	EUR	10,000	(1,875)	(2,198)	323
Radioshack Corp.	DUB	5.000%	09/20/2013	14.199%	$	8,000	(648)	(340)	(308)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	0.493%		13,000	152	171	(19)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	74,000	(3)	(164)	161

							$(2,648)	$(3,168)	$520

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO Convertible Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
CDX.HY-17 5-Year Index	MYC	5.000%	12/20/2016	$	33,600	$647	$(1,806)	$2,453

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUX Euro Stoxx Banks Index October Futures	120.000	10/19/2012	2,589	$283	$33

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-18 5-Year Index	BOA	Buy	98.000%	10/17/2012	$	100,000	$347	$211

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,460.000	12/22/2012	120	$509	$333

(k)	Written options outstanding on September 30, 2012:

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.050%	10/17/2012	$	500,000	$350	$(200)
Call - OTC CDX.IG-18 5-Year Index	BOA	Buy	0.850%	12/19/2012		164,400	411	(282)

							$761	$(482)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$0	$0
Sales	664,400	761
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$664,400	$761

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount/Shares	Proceeds	Market Value (6)
3M Co.	—	—	42,688	$3,881	$(3,945)
A.O. Smith Corp.	—	—	109,114	5,363	(6,297)
Archer-Daniels-Midland Co.	0.875%	02/15/2014	$10,000	10,003	(10,014)
Donaldson Co., Inc.	—	—	90,329	2,910	(3,135)
Eastman Kodak Co.	—	—	364,380	1,334	(68)
Emerson Electric Co.	—	—	77,610	3,869	(3,746)
Mead Johnson Nutrition Co.	—	—	93,000	7,922	(6,843)
Nokia OYJ	—	—	1,422,432	2,988	(3,674)
Powershares QQQ Trust Series 1	—	—	855	52,724	(58,807)
United Rentals, Inc.	—	—	451,559	5,352	(14,771)
Yum! Brands, Inc.	—	—	150,843	9,782	(10,007)

				$106,128	$(121,307)

(6)	Market value includes $229 of interest payable and dividends payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	22,497	$	23,440	BPS	$120	$0	$120
10/2012		48,433		49,943	RBC	0	(261)	(261)
10/2012		5,194		5,273	RYL	0	(111)	(111)
10/2012	BRL	425		210	UAG	0	0	0
10/2012	CNY	110,541		17,487	UAG	0	(79)	(79)
10/2012	EUR	924		1,157	BRC	0	(30)	(30)
10/2012		373		459	DUB	0	(21)	(21)
10/2012		14		17	HUS	0	(1)	(1)
10/2012		1,318		1,616	RBC	0	(77)	(77)
10/2012		28,876		35,498	UAG	0	(1,614)	(1,614)
10/2012	GBP	2,852		4,510	GLM	0	(95)	(95)
10/2012	MYR	5,125		1,667	BRC	0	(6)	(6)
10/2012	PHP	110,050		2,628	BRC	0	(5)	(5)
10/2012	$	207	BRL	425	UAG	3	0	3
10/2012		17,393	CNY	110,541	UAG	172	0	172
10/2012		1,867	EUR	1,452	BPS	0	(1)	(1)
10/2012		1,326		1,049	BRC	22	0	22
10/2012		536		428	DUB	14	0	14
10/2012		967		775	HUS	29	0	29
10/2012		2,793		2,277	RBC	134	0	134
10/2012		32,983		26,742	UAG	1,392	(6)	1,386
10/2012		4,618	GBP	2,852	HUS	0	(13)	(13)
10/2012		1,611	MYR	5,125	HUS	61	0	61
10/2012		2,515	PHP	110,050	CBK	118	0	118
11/2012	GBP	2,852	$	4,617	HUS	12	0	12
12/2012	BRL	26,235		12,805	UAG	0	(38)	(38)
12/2012	JPY	361,973		4,620	BRC	0	(21)	(21)
12/2012	$	18,340	BRL	37,404	BRC	0	(28)	(28)
12/2012		20,000		40,794	MSC	0	(29)	(29)
12/2012		1,083	CAD	1,057	DUB	0	(10)	(10)
01/2013		1,659	MYR	5,125	BRC	2	0	2
02/2013	CNY	24,184	$	3,826	UAG	21	0	21
02/2013	$	3,836	CNY	24,184	BRC	0	(31)	(31)
03/2013		2,626	PHP	110,050	BRC	3	0	3
04/2014	CNY	32,588	$	5,132	JPM	96	0	96
04/2014	$	5,301	CNY	32,588	JPM	0	(266)	(266)

						$2,199	$(2,743)	$(544)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO Convertible Fund (Cont.)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$5,101	$0	$5,101
Corporate Bonds & Notes
Banking & Finance	0	17,728	0	17,728
Convertible Bonds & Notes
Banking & Finance	0	62,118	0	62,118
Industrials	0	888,592	0	888,592
Utilities	0	17,108	0	17,108
Municipal Bonds & Notes
Illinois	0	104	0	104
Asset-Backed Securities	0	121	0	121
Common Stocks
Consumer Discretionary	170	0	0	170
Information Technology	35,892	0	0	35,892
Convertible Preferred Securities
Banking & Finance	90,340	7,799	0	98,139
Industrials	64,823	0	0	64,823
Utilities	33,028	0	0	33,028
Preferred Securities
Banking & Finance	0	192	0	192
Industrials	14,586	0	0	14,586
Exchange-Traded Funds	116,801	0	0	116,801
Short-Term Instruments
Repurchase Agreements	0	33,866	0	33,866
U.S. Treasury Bills	0	33,423	0	33,423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Credit Contracts	$0	$211	$0	$211
Equity Contracts	366	0	0	366
	$356,006	$1,066,363	$0	$1,422,369

Short Sales, at value	$(111,293)	$(10,014)	$0	$(121,307)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	12,546	0	12,546
Equity Contracts	2,037	0	0	2,037
Foreign Exchange Contracts	0	2,199	0	2,199
	$2,037	$14,745	$0	$16,782

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,182)	0	(4,182)
Foreign Exchange Contracts	0	(2,743)	0	(2,743)
Interest Rate Contracts	(504)	(2,834)	0	(3,338)
	$(504)	$(9,759)	$0	$(10,263)

Totals	$246,246	$1,061,335	$0	$1,307,581

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$39	$0	$(39)	$0	$3	$(3)	$0	$0	$0	$0
Convertible Bonds & Notes
Banking & Finance	3,974	0	(4,000)	0	0	26	0	0	0	0
Convertible Preferred Securities
Industrials	100	0	0	0	0	(100)	0	0	0	(100)

Totals	$4,113	$0	$(4,039)	$0	$3	$(77)	$0	$0	$0	$(100)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$211	$366	$0	$0	$577
Variation margin receivable on financial derivative instruments (2)	0	426	722	0	334	1,482
Unrealized appreciation on foreign currency contracts	0	0	0	2,199	0	2,199
Unrealized appreciation on OTC swap agreements	0	3,461	0	0	0	3,461

	$0	$4,098	$1,088	$2,199	$334	$7,719

Liabilities:
Written options outstanding	$0	$482	$0	$0	$0	$482
Variation margin payable on financial derivative instruments (2)	0	0	0	0	327	327
Unrealized depreciation on foreign currency contracts	0	0	0	2,743	0	2,743
Unrealized depreciation on OTC swap agreements	0	3,700	0	0	0	3,700

	$0	$4,182	$0	$2,743	$327	$7,252

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$(5,524)	$(577)	$1,019	$(5,082)
Net realized (loss) on futures contracts	0	0	(11,954)	0	(753)	(12,707)
Net realized gain (loss) on swaps	0	7,002	0	0	(1,993)	5,009
Net realized gain on foreign currency transactions	0	0	0	2,660	0	2,660

	$0	$7,002	$(17,478)	$2,083	$(1,727)	$(10,120)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(136)	$2,169	$526	$0	$2,559
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	3,499	0	(504)	2,995
Net change in unrealized appreciation on written options	0	279	0	0	0	279
Net change in unrealized appreciation (depreciation) on swaps	0	7,458	0	0	(7,808)	(350)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(774)	0	(774)

	$0	$7,601	$5,668	$(248)	$(8,312)	$4,709

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,533 and open centrally cleared swaps cumulative appreciation/(depreciation) of $6,251 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(236)	$381	$145
BPS	119	0	119
BRC	(356)	443	87
CBK	129	0	129
DUB	(664)	353	(311)
FBF	(1,874)	1,779	(95)
GLM	(95)	0	(95)
GST	(742)	680	(62)
HUS	89	0	89
JPM	(101)	131	30
MSC	(29)	0	(29)
MYC	508	(490)	18
RBC	(205)	130	(75)
RYL	(111)	0	(111)
UAG	(149)	0	(149)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO Credit Absolute Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 18.4%
AOT Bedding Super Holdings LLC
5.000% due 08/29/2019	$1,900	$1,895
Arch Coal, Inc.
5.750% due 05/16/2018	2,095	2,114
Ashland, Inc.
3.750% due 08/23/2018	740	746
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018	800	809
Bausch & Lomb, Inc.
5.250% due 05/17/2019	424	429
Charter Communications, Inc.
3.470% due 09/06/2016	766	768
4.000% due 05/15/2019	199	200
Chrysler Group LLC
6.000% due 05/24/2017	239	244
CNO Financial Group, Inc.
3.500% due 09/28/2016	425	428
Colfax Corp.
3.227% due 01/13/2017	456	454
4.500% due 01/13/2019	1,290	1,300
Crown Castle Operating Co.
4.000% due 01/31/2019	1,042	1,047
Delos Aircraft, Inc.
4.750% due 04/12/2016	1,000	1,011
DigitalGlobe, Inc.
5.750% due 10/12/2018	694	698
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	964	969
Freedom Group, Inc.
5.500% - 6.500% due 04/19/2019	700	705
Georgia Gulf Corp.
4.000% due 12/30/2013	1,200	1,191
HCA, Inc.
3.466% due 05/01/2018	1,673	1,679
Health Management Associates, Inc.
4.500% due 11/18/2018	993	1,001
Hertz Corp.
6.375% due 02/26/2013	400	398
Hologic, Inc.
4.500% due 08/01/2019	850	861
Homeward Residential Holdings, Inc.
8.250% due 08/08/2017	875	889
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	990	995
Las Vegas Sands LLC
2.720% due 11/23/2016	4,476	4,465
NXP BV
4.500% due 03/04/2017	348	352
5.500% due 03/04/2017	1,287	1,312
Plains Exploration & Production Co.
8.500% due 09/04/2013	300	298
Polyone Corp.
5.000% due 12/20/2017	993	1,002
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018	2,050	2,068
Residential Cap LLC
5.000% due 11/18/2013	800	805
RPI Finance Trust
3.750% due 11/10/2016	300	300
4.000% due 05/10/2018	986	990
Sealed Air Corp.
4.750% due 10/03/2018	980	988
Springleaf Financial Funding Co.
5.500% due 05/10/2017	1,550	1,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transdigm, Inc.
4.000% due 02/14/2017		$987	$995
Valeant Pharmaceuticals International, Inc.
4.250% due 02/27/2019		2,500	2,500
4.250% due 10/02/2019		2,000	2,003
4.750% due 02/13/2019		2,489	2,509
Vodafone Americas Finance
6.875% due 08/17/2015		1,128	1,168
Warner Chilcott Co. LLC
4.250% due 03/15/2018		2,975	2,983

Total Bank Loan Obligations (Cost $46,283)			47,090

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 8.3%
Ally Financial, Inc.
4.625% due 06/26/2015		1,300	1,334
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,300	1,341
4.625% due 02/13/2017		1,150	1,190
BBVA Bancomer S.A.
6.500% due 03/10/2021		500	550
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		800	832
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	800	1,052
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$450	483
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		1,200	1,347
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (c)	GBP	350	541
Ineos Finance PLC
7.500% due 05/01/2020		$600	612
International Lease Finance Corp.
7.125% due 09/01/2018		750	877
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	246
LBG Capital PLC
9.334% due 02/07/2020	GBP	450	747
MCE Finance Ltd.
10.250% due 05/15/2018		$1,500	1,706
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	720
Morgan Stanley
0.935% due 10/15/2015		1,450	1,383
Nationstar Mortgage LLC
7.875% due 10/01/2020		575	588
Rabobank Group
6.875% due 03/19/2020	EUR	300	407
Regions Financial Corp.
4.875% due 04/26/2013		$300	307
SLM Corp.
6.250% due 01/25/2016		875	954
State Street Capital Trust
5.379% due 10/04/2012 (c)		250	250
Weyerhaeuser Co.
7.125% due 07/15/2023		500	584
8.500% due 01/15/2025		2,525	3,332

			21,383

INDUSTRIALS 15.6%
Agrokor DD
8.875% due 02/01/2020 (a)		650	650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ALROSA Finance S.A.
7.750% due 11/03/2020		$250	$284
American Airlines Pass-Through Trust
8.625% due 04/15/2023		728	783
10.375% due 01/02/2021		944	1,024
Aviation Capital Group Corp.
6.750% due 04/06/2021		500	511
7.125% due 10/15/2020		650	683
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		428	456
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	200	255
Bristow Group, Inc.
6.250% due 10/15/2022 (a)		$1,200	1,233
Building Materials Corp. of America
6.750% due 05/01/2021		1,500	1,646
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022 (a)		1,525	1,567
6.250% due 10/22/2021		600	621
9.000% due 01/08/2018		772	891
9.250% due 11/10/2018		156	171
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,100	1,126
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		370	422
DP World Sukuk Ltd.
6.250% due 07/02/2017		500	547
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		200	225
Harvest Operations Corp.
6.875% due 10/01/2017		600	660
HD Supply, Inc.
8.125% due 04/15/2019		1,150	1,251
HeidelbergCement Finance BV
9.500% due 12/15/2018	EUR	150	233
Hiland Partners LP
7.250% due 10/01/2020		$475	495
Lender Processing Services, Inc.
5.750% due 04/15/2023 (a)		1,750	1,750
MGM Resorts International
10.375% due 05/15/2014		750	848
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020 (a)		2,475	2,593
NVR, Inc.
3.950% due 09/15/2022		900	925
OGX Austria GmbH
8.375% due 04/01/2022		500	436
8.500% due 06/01/2018		250	226
PHH Corp.
7.375% due 09/01/2019		675	726
9.250% due 03/01/2016		525	605
Regency Energy Partners LP
5.500% due 04/15/2023 (a)		900	912
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		2,200	2,387
Rockies Express Pipeline LLC
5.625% due 04/15/2020		810	774
6.850% due 07/15/2018		900	925
Ryland Group, Inc.
5.375% due 10/01/2022		250	251
SandRidge Energy, Inc.
7.500% due 03/15/2021		800	828
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,449
Telefonica Emisiones S.A.U.
4.674% due 02/07/2014	EUR	500	661
6.421% due 06/20/2016		$650	688

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Terex Corp.
6.500% due 04/01/2020		$400	$417
Tesoro Logistics LP
5.875% due 10/01/2020		275	283
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		200	206
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	434
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		200	277
USG Corp.
8.375% due 10/15/2018		$590	643
Whirlpool Corp.
4.700% due 06/01/2022		2,150	2,224
Wolverine World Wide, Inc.
6.125% due 10/15/2020 (a)		325	336
Wynn Las Vegas LLC
7.750% due 08/15/2020		2,200	2,459

			39,997

UTILITIES 5.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,000	2,126
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		2,050	2,042
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		1,625	1,747
10.000% due 12/01/2020		1,800	2,034
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,950	2,549
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		900	1,006
NGPL PipeCo LLC
9.625% due 06/01/2019		1,600	1,828
TNK-BP Finance S.A.
7.500% due 07/18/2016		800	928
7.875% due 03/13/2018		200	243
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	259

			14,762

Total Corporate Bonds & Notes (Cost $73,649)			76,142

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
2.000% due 11/15/2021 (e)		$3,550	3,708

Total U.S. Treasury Obligations (Cost $3,583)			3,708

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.405% due 11/25/2045^		155	123
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		2,268	2,271
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		677	485
0.407% due 08/25/2046		612	378
0.407% due 09/25/2046		420	277
0.409% due 09/20/2046		1,107	585
1.517% due 10/25/2035		893	664
1.548% due 08/25/2035		887	634
5.750% due 07/25/2035		400	327
6.000% due 01/25/2037^		821	655

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 07/25/2037		$748	$724
First Horizon Alternative Mortgage Securities
2.572% due 08/25/2035		500	413
Indymac Index Mortgage Loan Trust
0.467% due 02/25/2037		500	161
2.979% due 07/25/2037		874	480
MASTR Asset Securitization Trust
6.000% due 10/25/2036		193	193
Residential Accredit Loans, Inc. Trust
3.325% due 07/25/2035		159	133
3.847% due 12/25/2035		962	672
4.170% due 09/25/2035		160	121
WaMu Mortgage Pass-Through Certificates
2.344% due 07/25/2047		258	189
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037^		714	598

Total Mortgage-Backed Securities (Cost $9,342)			10,083

ASSET-BACKED SECURITIES 2.0%
Bear Stearns Asset-Backed Securities Trust
0.367% due 11/25/2036		1,013	629
0.457% due 06/25/2047		400	176
0.617% due 09/25/2046		390	285
0.897% due 10/25/2035		1,400	662
1.467% due 08/25/2037		157	107
Countrywide Asset-Backed Certificates
0.357% due 07/25/2037		600	325
0.387% due 05/25/2037		525	384
HSI Asset Securitization Corp. Trust
0.397% due 04/25/2037		700	310
JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		1,200	571
Morgan Stanley ABS Capital
0.367% due 12/25/2036		197	88
0.447% due 09/25/2036		1,200	472
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037		350	161
Residential Asset Securities Corp. Trust
0.467% due 08/25/2036		1,024	578
Structured Asset Investment Loan Trust
0.367% due 09/25/2036		536	348

Total Asset-Backed Securities (Cost $4,676)			5,096

SOVEREIGN ISSUES 3.9%
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	600	767
4.250% due 08/01/2014		3,400	4,524
Spain Government International Bond
3.300% due 10/31/2014		3,700	4,742

Total Sovereign Issues (Cost $10,026)			10,033

SHORT-TERM INSTRUMENTS 52.2%

CERTIFICATES OF DEPOSIT 1.1%
Banco do Brasil S.A.
0.000% due 06/28/2013		$1,200	1,196
Dexia Credit Local
1.400% due 09/20/2013		1,700	1,695

			2,891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.8%
Santander Commercial Paper S.A
2.750% due 07/02/2013	$2,000	$1,958

REPURCHASE AGREEMENTS 20.6%
Banc of America Securities LLC
0.130% due 10/04/2012	14,900	14,900
(Dated 09/27/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $15,213. Repurchase proceeds are $14,900.)
BNP Paribas Securities Corp.
0.300% due 10/01/2012	10,000	10,000
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $10,360. Repurchase proceeds are $10,000.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012	2,300	2,300
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $2,350. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	143	143
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $150. Repurchase proceeds are $143.)
TD Securities (USA) LLC
0.260% due 10/01/2012	25,400	25,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.750% due 05/15/2022 valued at $26,046. Repurchase proceeds are $25,401.)

		52,743

U.S. TREASURY BILLS 1.6%
0.175% due 08/22/2013 (b)(e)	4,200	4,194

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 28.1%
PIMCO Short-Term Floating NAV Portfolio	6,311,900	63,264
PIMCO Short-Term Floating NAV Portfolio III	881,088	8,814

		72,078

Total Short-Term Instruments (Cost $133,849)		133,864

PURCHASED OPTIONS (g) 0.1%
(Cost $151)		142

Total Investments 111.6% (Cost $281,559)		$286,158

Written Options (h) (0.1%) (Premiums $375)		(191)

Other Assets and Liabilities (Net) (11.5%)		(29,517)

Net Assets 100.0%		$256,450

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,761 and cash of $6 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$1,152	$(24)	$(86)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	2,673	(21)	(133)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	4,200	1	(13)

					$(44)	$(232)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$25,000	$16	$40

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	MYC	(1.000%	)	03/20/2017	1.407%	$	1,390	$24	$27	$(3)
Australia & New Zealand Banking Group Ltd.	DUB	(1.000%	)	09/20/2017	1.376%		900	16	13	3
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.377%		2,000	(53)	(30)	(23)
Barclays Bank PLC	GST	(1.000%	)	09/20/2017	1.893%	EUR	1,650	88	96	(8)
Boston Properties LP	GST	(1.000%	)	09/20/2017	0.948%	$	1,500	(4)	6	(10)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	1.003%		1,100	0	11	(11)
Carnival Corp.	FBF	(1.000%	)	09/20/2017	1.003%		600	0	5	(5)
Commerzbank AG	GST	(1.000%	)	12/20/2016	2.164%	EUR	950	56	93	(37)
Commonwealth Bank of Australia	DUB	(1.000%	)	09/20/2017	1.379%	$	900	16	13	3
COX Communications, Inc.	UAG	(1.000%	)	12/20/2016	0.378%		1,300	(34)	(19)	(15)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.118%	EUR	950	54	95	(41)
Daimler Finance North America LLC	FBF	(1.000%	)	12/20/2016	0.999%		2,000	(2)	89	(91)
Diamond Offshore Drilling, Inc.	BOA	(1.000%	)	06/20/2017	0.552%	$	1,650	(35)	(21)	(14)
DIRECTV Holdings LLC	DUB	(1.000%	)	09/20/2017	1.682%		800	25	17	8
DIRECTV Holdings LLC	FBF	(1.000%	)	09/20/2017	1.682%		825	26	20	6
DIRECTV Holdings LLC	UAG	(1.000%	)	09/20/2017	1.682%		1,050	34	22	12
Erste Group Bank AG	FBF	(1.000%	)	09/20/2016	1.865%	EUR	1,500	63	144	(81)
Intesa Sanpaolo SpA	BOA	(3.000%	)	03/20/2017	3.559%		600	16	10	6
Lockheed Martin Corp.	GST	(1.000%	)	12/20/2016	0.555%	$	1,000	(19)	(15)	(4)
Macy’s Retail Holdings, Inc.	MYC	(1.000%	)	12/20/2016	0.960%		1,000	(2)	12	(14)
Motorola Solutions, Inc.	BOA	(1.000%	)	12/20/2016	0.655%		1,350	(20)	1	(21)
National Australia Bank Ltd.	DUB	(1.000%	)	09/20/2017	1.394%		900	17	13	4
New York Times Co.	GST	(1.000%	)	12/20/2016	2.110%		650	29	65	(36)
News America, Inc.	DUB	(1.000%	)	06/20/2017	0.524%		225	(5)	(2)	(3)
News America, Inc.	UAG	(1.000%	)	06/20/2017	0.524%		1,525	(35)	(13)	(22)
Nexen, Inc.	BOA	(1.000%	)	06/20/2017	0.963%		700	(1)	38	(39)
Nexen, Inc.	FBF	(1.000%	)	09/20/2016	0.806%		1,000	(8)	45	(53)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2017	0.739%		1,750	(23)	18	(41)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	12/20/2016	0.380%		1,000	(26)	(8)	(18)
Owens Corning	GST	(1.000%	)	09/20/2016	1.264%		1,000	10	68	(58)
Rabobank Group	BOA	(1.000%	)	12/20/2016	0.883%	EUR	600	(4)	4	(8)
Suncor Energy, Inc.	BRC	(1.000%	)	12/20/2016	0.883%	$	1,000	(5)	35	(40)
Suncor Energy, Inc.	DUB	(1.000%	)	09/20/2016	0.839%		1,000	(7)	16	(23)
Texas Instruments, Inc.	GST	(1.000%	)	09/20/2017	0.384%		1,300	(40)	(38)	(2)
Time Warner Cable, Inc.	FBF	(1.000%	)	09/20/2017	1.145%		875	7	7	0
Westpac Banking Corp.	DUB	(1.000%	)	09/20/2017	1.369%		900	15	12	3
Wyndham Worldwide Corp.	BOA	(1.000%	)	12/20/2016	0.981%		1,000	(1)	44	(45)

								$172	$893	$(721)

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2012	0.893%	$	2,000	$22	$(10)	$32
Anadarko Petroleum Corp.	BRC	1.000%	06/20/2017	1.620%		800	(22)	(28)	6
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	1.620%		50	(1)	(2)	1
China Development Bank Corp.	HUS	1.000%	12/20/2012	0.313%		1,000	2	(15)	17
DISH DBS Corp.	DUB	5.000%	09/20/2017	3.171%		800	68	56	12
DISH DBS Corp.	FBF	5.000%	09/20/2017	3.171%		625	53	44	9
DISH DBS Corp.	GST	5.000%	09/20/2017	3.171%		1,050	89	71	18
Export-Import Bank of China	HUS	1.000%	12/20/2012	0.227%		1,000	2	(12)	14
Fiat Finance & Trade S.A.	HUS	5.000%	12/20/2013	2.268%	EUR	250	11	(17)	28
Ford Motor Co.	BOA	5.000%	09/20/2017	2.445%	$	625	75	50	25
Ford Motor Co.	DUB	5.000%	12/20/2012	0.633%		1,000	11	40	(29)
Forest Oil Corp.	GST	5.000%	03/20/2017	5.521%		700	(13)	(25)	12
Italy Government International Bond	BPS	1.000%	12/20/2017	3.484%		1,800	(206)	(209)	3
Masco Corp.	GST	5.000%	09/20/2017	2.334%		2,075	261	185	76
MGM Resorts International	GST	5.000%	12/20/2013	1.160%		300	15	4	11
MGM Resorts International	GST	5.000%	03/20/2014	1.667%		1,100	55	21	34
Morgan Stanley	JPM	1.000%	12/20/2012	0.919%		1,000	0	(72)	72
NRG Energy, Inc.	CBK	5.000%	06/20/2015	2.084%		400	32	(9)	41
NRG Energy, Inc.	GST	5.000%	09/20/2016	3.234%		500	34	(14)	48
NRG Energy, Inc.	GST	5.000%	12/20/2016	3.430%		200	13	(8)	21
Peugeot S.A.	BRC	1.000%	09/20/2016	7.114%	EUR	350	(90)	(67)	(23)
RR Donnelley & Sons Co.	GST	5.000%	03/20/2013	1.154%	$	1,500	29	22	7
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.722%		1,700	27	10	17
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.624%	JPY	37,400	(5)	(29)	24
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%		15,800	0	(30)	30
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2013	2.624%		37,400	(6)	(30)	24
UPC Holding BV	BRC	5.000%	09/20/2016	4.144%	EUR	250	9	(27)	36
UPC Holding BV	BRC	5.000%	09/20/2017	4.906%		950	6	(69)	75

							$471	$(170)	$641

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	$	2,800	$(63)	$(66)	$3
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		2,600	(60)	(81)	21

						$(123)	$(147)	$24

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	18,800	$(8)	$(28)	$20
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		9,000	8	1	7
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		3,000	3	6	(3)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		4,000	10	10	0
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		1,100	19	0	19
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	1,800	224	31	193

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,900	$56	$(23)	$79
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,400	5	0	5
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		75,600	101	57	44
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		24,000	31	2	29
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		5,500	(3)	0	(3)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		100	0	0	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		16,300	91	27	64

							$537	$83	$454

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$	990	$18	$0	$18
Pay	S&P 500 Index	0.075	12/20/2013	BRC		440	9	0	9

							$27	$0	$27

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,900	$151	$142

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$	700	$1	$(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		700	1	0
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,400	4	(6)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,400	4	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	2	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		800	2	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		1,300	24	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,100	3	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,100	3	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		6,200	117	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,000	150	(137)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	2	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		800	3	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		1,500	1	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	2	(3)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		800	3	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,400	6	(10)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,400	7	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		700	12	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		4,500	8	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,100	2	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,100	2	(1)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		400	1	(2)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		400	1	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		700	1	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		800	1	(2)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		800	3	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		600	1	(2)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		600	1	(1)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		600	1	(2)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		600	2	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		900	1	(3)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		900	3	0

								$375	$(191)

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$16,400	$252
Sales	52,700	325
Closing Buys	(21,400)	(202)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$47,700	$375

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	1,543	$	1,592	BOA	$0	$(8)	$(8)
10/2012	BRL	833		411	UAG	0	0	0
10/2012	CNY	7,397		1,176	BRC	1	0	1
10/2012		3,293		524	DUB	1	0	1
10/2012	INR	123		2	HUS	0	0	0
10/2012	$	283	BRL	576	DUB	1	0	1
10/2012		125		257	UAG	1	0	1
10/2012		1,165	CNY	7,397	BRC	11	0	11
10/2012		519		3,293	HUS	4	0	4
10/2012		2	INR	123	HUS	0	0	0
10/2012		680	SGD	856	RYL	17	0	17
11/2012		453	NOK	2,660	DUB	11	0	11
12/2012	BRL	257	$	124	UAG	0	(2)	(2)
12/2012	EUR	3,529		4,543	BPS	4	0	4
12/2012		596		754	BRC	0	(12)	(12)
12/2012		3,279		4,192	HUS	0	(26)	(26)
12/2012		3,808		4,874	JPM	0	(24)	(24)
12/2012		641		824	UAG	3	(3)	0
12/2012	GBP	2		3	FBF	0	0	0
12/2012		783		1,252	RYL	0	(12)	(12)
12/2012	$	460	BRL	935	BRC	0	(2)	(2)
12/2012		1,470		3,014	JPM	5	0	5
12/2012		453	CAD	442	DUB	0	(4)	(4)
12/2012		114	EUR	87	BPS	0	(2)	(2)
12/2012		126		97	JPM	0	(1)	(1)
12/2012		327	KRW	372,618	JPM	6	0	6
12/2012		11	MXN	152	DUB	0	0	0
12/2012		335		4,533	HUS	16	0	16
12/2012		150		2,013	MSC	5	0	5
02/2013	CNY	7,397	$	1,159	BRC	0	(5)	(5)
02/2013		3,293		518	HUS	0	0	0
02/2013		8,263		1,297	JPM	0	(3)	(3)
02/2013	$	3,011	CNY	18,983	BRC	0	(24)	(24)

						$86	$(128)	$(42)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$47,090	$0	$47,090
Corporate Bonds & Notes
Banking & Finance	0	20,551	832	21,383
Industrials	2,400	33,479	4,118	39,997
Utilities	0	14,762	0	14,762
U.S. Treasury Obligations	0	3,708	0	3,708
Mortgage-Backed Securities	0	10,083	0	10,083
Asset-Backed Securities	0	5,096	0	5,096
Sovereign Issues	0	10,033	0	10,033

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$2,891	$0	$2,891
Commercial Paper	1,958	0	0	1,958
Repurchase Agreements	0	52,743	0	52,743
U.S. Treasury Bills	0	4,194	0	4,194
PIMCO Short-Term Floating NAV Portfolios	72,078	0	0	72,078
Purchased Options
Interest Rate Contracts	0	142	0	142
	$76,436	$204,772	$4,950	$286,158

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$803	$0	$803
Equity Contracts	0	27	0	27
Foreign Exchange Contracts	0	85	0	85
Interest Rate Contracts	0	460	0	460
	$0	$1,375	$0	$1,375

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(1,050)	$0	$(1,050)
Foreign Exchange Contracts	0	(127)	0	(127)
Interest Rate Contracts	0	(198)	0	(198)
	$0	$(1,375)	$0	$(1,375)

Totals	$76,436	$204,772	$4,950	$286,158

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$800	$0	$0	$0	$32	$0	$0	$832	$32
Industrials	4,414	810	(1,128)	(11)	(21)	54	0	0	4,118	54

Totals	$4,414	$1,610	$(1,128)	$(11)	$(21)	$86	$0	$0	$4,950	$86

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$832	Third Party Vendor	Broker Quote	104.00
Industrials	4,118	Third Party Vendor	Broker Quote	103.00-115.50

Total	$4,950

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$142	$142
Unrealized appreciation on foreign currency contracts	0	0	0	86	0	86
Unrealized appreciation on OTC swap agreements	0	762	27	0	460	1,249

	$0	$762	$27	$86	$602	$1,477

Liabilities:
Written options outstanding	$0	$0	$0	$0	$191	$191
Variation margin payable on financial derivative instruments (2)	0	28	0	0	0	28
Unrealized depreciation on foreign currency contracts	0	0	0	128	0	128
Unrealized depreciation on OTC swap agreements	0	818	0	0	6	824

	$0	$846	$0	$128	$197	$1,171

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$12	$(50)	$(38)
Net realized (loss) on futures contracts	0	0	(4)	0	0	(4)
Net realized (loss) on written options	0	0	0	0	(141)	(141)
Net realized gain (loss) on swaps	19	(429)	0	0	(70)	(480)
Net realized gain on foreign currency transactions	0	0	0	9	0	9

	$19	$(429)	$(4)	$21	$(261)	$(654)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$10	$(9)	$1
Net change in unrealized appreciation on written options	0	0	0	0	174	174
Net change in unrealized appreciation (depreciation) on swaps	0	315	27	0	(146)	196
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	136	0	136

	$0	$315	$27	$146	$19	$507

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(192) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$103	$(40)	$63
BPS	(204)	0	(204)
BRC	(75)	0	(75)
CBK	(35)	0	(35)
DUB	330	(310)	20
FBF	111	(70)	41
GLM	32	0	32
GST	642	(610)	32
HUS	102	0	102
JPM	(20)	0	(20)
MSC	5	0	5
MYC	36	(60)	(24)
RYL	1	0	1
UAG	(35)	0	(35)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Diversified Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%
AES Corp.
4.250% due 05/27/2018		$2,955	$2,975
Berry Plastics Corp.
6.708% due 06/05/2014		4,813	4,741
CCM Merger, Inc.
6.000% due 03/01/2017		1,801	1,819
Charter Communications, Inc.
3.470% due 09/06/2016		3,861	3,872
Chrysler Group LLC
6.000% due 05/24/2017		5,431	5,549
Commscope, Inc.
4.250% due 01/14/2018		2,977	2,997
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		371	371
CSC Holdings LLC
1.966% due 03/29/2016		1,319	1,322
DaVita, Inc.
4.000% due 08/24/2019		2,100	2,108
4.500% due 10/20/2016		99	100
Delos Aircraft, Inc.
4.750% due 04/12/2016		5,700	5,764
Delphi Corp.
3.500% due 03/31/2017		2,441	2,453
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		2,074	2,084
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		229	230
First Data Corp.
2.967% due 09/24/2014		3,283	3,268
6.000% due 09/27/2018		6,500	6,397
HCA, Inc.
2.466% due 11/17/2013		6,000	6,012
2.716% due 05/02/2016		7,024	7,006
Hertz Corp.
3.750% due 03/11/2018		6,395	6,391
IASIS Healthcare LLC
5.000% due 05/03/2018		2,955	2,968
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018		8,000	8,000
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		7,900	7,939
iStar Financial, Inc.
5.000% due 06/28/2013		336	337
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	3,800	4,910
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$4,963	5,040
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,432	4,445
Nielsen Finance LLC
2.228% due 08/09/2013		878	880
Novelis, Inc.
4.000% due 03/10/2017		2,948	2,957
NRG Energy, Inc.
4.000% due 07/01/2018		9,875	9,940
Petroleum Export Ltd.
3.379% due 12/20/2012		276	257
Quintiles Transnational Corp.
5.000% due 06/08/2018		4,938	4,973
Residential Cap LLC
5.000% due 11/18/2013		2,500	2,514
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,015
Springleaf Financial Funding Co.
5.500% due 05/10/2017		19,000	18,639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SunGard Data Systems, Inc.
1.966% - 1.977% due 02/28/2014		$714	$715
3.716% due 02/28/2014		2,142	2,146
Terex Corp.
5.500% due 04/28/2017		1,980	1,990
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017		8,049	5,565
Transdigm, Inc.
4.000% due 02/14/2017		1,965	1,980
U.S. Airways Group, Inc.
2.716% due 03/23/2014		2,917	2,864
UPC Broadband Holding BV
3.873% due 12/30/2016	EUR	3,750	4,779
4.117% due 12/31/2017		1,624	2,075
Vodafone Americas Finance
6.875% due 08/17/2015		$15,505	16,048
Warner Chilcott Co. LLC
4.250% due 03/15/2018		5,418	5,433
Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,967

Total Bank Loan Obligations (Cost $186,745)			185,835

CORPORATE BONDS & NOTES 56.6%

BANKING & FINANCE 20.4%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		9,200	9,134
ABN Amro Bank NV
2.217% due 01/30/2014		14,400	14,552
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	290
Ally Financial, Inc.
3.638% due 02/11/2014		14,700	14,864
3.779% due 06/20/2014		15,725	16,158
7.500% due 12/31/2013		400	423
8.300% due 02/12/2015		7,200	7,992
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,055
American Express Co.
7.000% due 03/19/2018		700	887
7.250% due 05/20/2014		1,700	1,877
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,948
5.450% due 05/18/2017		1,000	1,143
5.600% due 10/18/2016		6,500	7,413
5.850% due 01/16/2018		14,625	17,007
6.250% due 05/01/2036		8,400	10,800
8.175% due 05/15/2068		2,400	2,949
8.250% due 08/15/2018		4,400	5,673
8.625% due 05/22/2068	GBP	100	187
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,344
Banco Bradesco S.A.
2.537% due 05/16/2014		12,900	12,996
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,780
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,071
Banco do Brasil S.A.
4.500% due 01/22/2015		14,900	15,719
4.500% due 01/20/2016	EUR	9,700	13,229
6.000% due 01/22/2020		$6,600	7,837

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$1,900	$2,024
Banco Santander Brasil S.A.
2.485% due 03/18/2014		6,100	6,002
4.250% due 01/14/2016		5,800	5,945
4.500% due 04/06/2015		600	619
4.625% due 02/13/2017		10,900	11,281
Banco Santander Chile
3.750% due 09/22/2015		8,100	8,408
3.875% due 09/20/2022		10,900	10,964
Banco Votorantim S.A.
5.250% due 02/11/2016		10,900	11,608
Bank of America Corp.
0.886% due 05/23/2017	EUR	300	343
4.750% due 08/01/2015		$1,400	1,513
5.650% due 05/01/2018		700	799
5.750% due 12/01/2017		200	230
6.000% due 09/01/2017		4,915	5,692
7.375% due 05/15/2014		2,900	3,176
7.625% due 06/01/2019		920	1,151
Bank of America N.A.
6.000% due 06/15/2016		200	227
Barclays Bank PLC
1.496% due 01/13/2014		1,300	1,306
5.000% due 09/22/2016		2,400	2,668
5.125% due 01/08/2020		700	788
6.000% due 01/23/2018	EUR	200	272
6.050% due 12/04/2017		$600	649
6.750% due 05/22/2019		9,000	11,011
10.000% due 05/21/2021	GBP	15,350	30,858
10.179% due 06/12/2021		$7,280	9,498
14.000% due 06/15/2019 (e)	GBP	500	1,015
BBVA Bancomer S.A.
4.500% due 03/10/2016		$21,900	23,214
6.500% due 03/10/2021		1,400	1,541
7.250% due 04/22/2020		2,500	2,719
Bear Stearns Cos. LLC
5.700% due 11/15/2014		1,700	1,863
6.400% due 10/02/2017		1,400	1,685
7.250% due 02/01/2018		9,500	11,871
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	521
BM&FBovespa S.A.
5.500% due 07/16/2020		100	115
BNP Paribas Capital Trust
5.868% due 01/16/2013 (e)	EUR	4,870	6,106
BNP Paribas S.A.
5.186% due 06/29/2015 (e)		$400	372
7.195% due 06/25/2037 (e)		9,000	8,554
BPCE S.A.
2.189% due 02/07/2014		7,000	7,053
4.625% due 07/30/2015 (e)	EUR	600	578
Capital One Bank USA N.A.
8.800% due 07/15/2019		$2,500	3,305
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	453
CBA Capital Trust
6.024% due 03/15/2016 (e)		4,400	4,404
CIT Group, Inc.
4.250% due 08/15/2017		27,300	28,474
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	6,653
5.300% due 10/17/2012		$4,150	4,158
5.500% due 04/11/2013		3,900	3,996
5.500% due 10/15/2014		3,000	3,237
6.000% due 12/13/2013		2,050	2,175
6.000% due 08/15/2017		300	350

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 11/21/2017		$2,295	$2,704
6.500% due 08/19/2013		2,000	2,100
Columbus International, Inc.
11.500% due 11/20/2014		5,800	6,496
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,752
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		9,230	9,022
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,067
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		11,400	11,856
Export-Import Bank of Korea
1.401% due 07/26/2013		9,500	9,500
4.000% due 01/29/2021		4,500	4,926
5.125% due 06/29/2020		4,200	4,933
8.125% due 01/21/2014		1,600	1,746
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,096
7.625% due 09/15/2014		10,600	14,268
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$1,000	1,074
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	734
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		500	528
4.250% due 09/20/2022		5,100	5,238
7.000% due 04/15/2015		2,464	2,766
8.000% due 06/01/2014		13,700	15,137
8.700% due 10/01/2014		18,050	20,536
General Electric Capital Corp.
0.519% due 12/20/2013		400	394
4.625% due 09/15/2066	EUR	5,700	6,812
5.250% due 10/19/2012		$40	40
Goldman Sachs Group, Inc.
0.675% due 02/04/2013	EUR	1,100	1,413
0.823% due 03/22/2016		$50	48
0.958% due 01/12/2015		100	98
3.700% due 08/01/2015		1,500	1,583
4.750% due 07/15/2013		1,225	1,264
5.750% due 10/01/2016		1,400	1,591
6.000% due 05/01/2014		300	322
6.150% due 04/01/2018		5,975	6,984
6.750% due 10/01/2037		6,100	6,562
7.500% due 02/15/2019		5,300	6,583
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	12,819
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,105
HBOS PLC
6.750% due 05/21/2018		$1,400	1,428
HCP, Inc.
6.700% due 01/30/2018		5,000	6,004
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,618
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018^		1,305	150
Hospitality Properties Trust
5.000% due 08/15/2022		8,200	8,633
HSBC Bank PLC
4.125% due 08/12/2020		11,700	12,909
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	420
4.875% due 08/24/2020		500	540
6.000% due 08/09/2017		500	584
HSBC Capital Funding LP
4.610% due 06/27/2013 (e)		4,700	4,679

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Finance Corp.
0.848% due 06/01/2016		$8,000	$7,651
6.676% due 01/15/2021		5,300	6,158
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	387
6.375% due 10/18/2022	GBP	100	175
6.500% due 05/02/2036		$5,400	6,353
6.500% due 09/15/2037		125	148
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,700	3,993
ICICI Bank Ltd.
2.181% due 02/24/2014		1,600	1,568
4.750% due 11/25/2016		9,200	9,575
5.750% due 11/16/2020		14,450	15,450
ING Bank NV
3.900% due 03/19/2014		1,000	1,048
International Lease Finance Corp.
5.650% due 06/01/2014		375	395
6.500% due 09/01/2014		21,750	23,490
6.625% due 11/15/2013		4,000	4,200
Intesa Sanpaolo SpA
2.831% due 02/24/2014		45,000	44,344
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,605
5.000% due 11/15/2020		33,850	37,151
JPMorgan Chase & Co.
4.650% due 06/01/2014		705	748
4.950% due 03/25/2020		700	801
7.900% due 04/30/2018 (e)		16,200	18,465
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		2,600	2,508
6.000% due 10/01/2017		1,200	1,422
Korea Development Bank
3.000% due 09/14/2022		2,800	2,811
3.875% due 05/04/2017		10,400	11,344
8.000% due 01/23/2014		3,885	4,234
Korea Exchange Bank
4.875% due 01/14/2016		700	763
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,729
7.625% due 12/09/2019		900	1,399
7.625% due 10/14/2020	EUR	1,692	2,047
7.867% due 12/17/2019	GBP	3,755	5,942
7.869% due 08/25/2020		5,725	9,054
8.500% due 12/17/2021 (e)		$8,300	7,719
9.125% due 07/15/2020	GBP	1,300	2,124
9.875% due 02/10/2023		400	641
11.040% due 03/19/2020		600	1,060
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	900	1,170
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013^		3,472	1,240
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$12,800	14,379
M&T Capital Trust
8.277% due 06/01/2027		500	513
Macquarie Group Ltd.
6.250% due 01/14/2021		100	108
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,019
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,452
6.400% due 08/28/2017		5,000	5,824
6.875% due 04/25/2018		27,900	33,475
MetLife, Inc.
5.375% due 12/15/2012		45	45

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	$2,579
Morgan Stanley
1.427% due 04/29/2013		$1,500	1,502
2.052% due 01/24/2014		7,800	7,829
5.950% due 12/28/2017		3,950	4,443
6.000% due 04/28/2015		500	542
7.300% due 05/13/2019		28,400	33,562
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (e)		1,400	1,527
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	902
Nationstar Mortgage LLC
7.875% due 10/01/2020		3,100	3,170
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,841	3,326
Provident Funding Associates LP
10.250% due 04/15/2017		400	432
Prudential Covered Trust
2.997% due 09/30/2015		12,000	12,476
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	2,010
5.000% due 07/21/2020		3,100	3,557
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	8,332
Rabobank Group
4.500% due 01/11/2021		1,800	2,018
4.750% due 01/15/2020		800	901
6.875% due 03/19/2020	EUR	18,500	25,081
11.000% due 06/30/2019 (e)		$3,488	4,608
RCI Banque S.A.
2.328% due 04/11/2014		3,400	3,332
4.600% due 04/12/2016		4,200	4,294
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,902
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		900	965
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		150	155
6.000% due 09/08/2014 (e)	GBP	1,620	1,766
6.990% due 10/05/2017 (e)		$2,000	1,820
7.640% due 09/29/2017 (e)		300	248
7.648% due 09/30/2031 (e)		500	490
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	7,186
7.125% due 01/14/2014		1,000	1,061
7.175% due 05/16/2013		2,550	2,635
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		2,100	2,216
5.400% due 03/24/2017		13,300	14,309
5.499% due 07/07/2015		10,800	11,679
5.717% due 06/16/2021		20,600	22,266
6.125% due 02/07/2022		1,450	1,606
SL Green Realty Corp.
5.000% due 08/15/2018		10,800	11,595
SLM Corp.
5.000% due 10/01/2013		3,100	3,228
5.050% due 11/14/2014		2,800	2,969
5.375% due 05/15/2014		5,300	5,602
5.625% due 08/01/2033		5,700	5,409
8.450% due 06/15/2018		12,900	15,177
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	600	765
State Bank of India
4.500% due 07/27/2015		$9,100	9,475
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,539	1,585

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TECO Finance, Inc.
6.750% due 05/01/2015		$7,150	$8,089
Temasek Financial Ltd.
4.300% due 10/25/2019		9,950	11,358
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		2,600	2,496
UBS AG
5.750% due 04/25/2018		4,025	4,750
7.000% due 10/15/2015		500	553
7.152% due 12/21/2017 (e)	EUR	100	130
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$2,500	2,488
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	262
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,798
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,400
7.000% due 01/15/2018	GBP	6,800	11,955
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		$3,300	3,316
6.875% due 05/29/2018		200	216
Wachovia Bank N.A.
0.822% due 11/03/2014		2,728	2,706
6.600% due 01/15/2038		3,000	4,189
Wachovia Corp.
0.825% due 10/15/2016		1,400	1,356
5.250% due 08/01/2014		500	538
Waha Aerospace BV
3.925% due 07/28/2020		4,640	5,000
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,454
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,870
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	8,203
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	764
11.750% due 07/15/2017		1,250	1,184

			1,283,168

INDUSTRIALS 27.7%
Adaro Indonesia PT
7.625% due 10/22/2019		1,100	1,221
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		5,700	5,529
AES El Salvador Trust
6.750% due 02/01/2016		17,300	17,559
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,850	3,917
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	449
Aguila S.A.
7.875% due 01/31/2018		1,000	1,055
Alcoa, Inc.
6.150% due 08/15/2020		3,100	3,427
6.750% due 07/15/2018		700	810
Aleris International, Inc.
7.625% due 02/15/2018		1,500	1,601
ALROSA Finance S.A.
7.750% due 11/03/2020		11,200	12,740
Altria Group, Inc.
9.250% due 08/06/2019		9,458	13,450
9.700% due 11/10/2018		4,426	6,349
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		22,400	23,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/16/2019		$100	$117
5.000% due 03/30/2020		1,300	1,529
5.750% due 01/15/2015		2,000	2,224
6.375% due 03/01/2035		300	395
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,652	2,765
7.000% due 07/31/2019		1,521	1,553
10.375% due 01/02/2021		3,002	3,258
American Airlines, Inc.
7.500% due 03/15/2016^		6,200	6,262
American Stores Co.
7.100% due 03/20/2028		100	80
American Tower Corp.
4.700% due 03/15/2022		9,718	10,683
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,510
Amgen, Inc.
5.700% due 02/01/2019		300	355
5.850% due 06/01/2017		100	120
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	7,076
8.700% due 03/15/2019		4,400	5,910
Anglo American Capital PLC
4.125% due 09/27/2022		16,900	17,005
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,800	2,945
6.500% due 04/15/2040		400	406
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	9,204
8.000% due 11/15/2039		3,600	5,925
8.200% due 01/15/2039		4,570	7,670
ARAMARK Corp.
3.945% due 02/01/2015		1,950	1,950
8.500% due 02/01/2015		2,100	2,153
ArcelorMittal
5.750% due 03/01/2021		3,000	2,863
6.125% due 06/01/2018		925	920
6.500% due 02/25/2022		5,000	4,934
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,660
Audatex North America, Inc.
6.750% due 06/15/2018		$3,700	3,968
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,424	3,647
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,079
Berry Petroleum Co.
10.250% due 06/01/2014		88	99
Berry Plastics Corp.
5.205% due 02/15/2015		2,600	2,608
8.250% due 11/15/2015		6,400	6,728
9.500% due 05/15/2018		8,700	9,592
9.750% due 01/15/2021		4,025	4,609
Biomet, Inc.
10.000% due 10/15/2017		5,442	5,748
11.625% due 10/15/2017		11,073	11,807
Boston Scientific Corp.
4.500% due 01/15/2015		2,825	3,022
6.000% due 01/15/2020		2,300	2,739
Braskem Finance Ltd.
5.375% due 05/02/2022		17,200	17,888
5.750% due 04/15/2021		12,150	12,940
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,425
Building Materials Corp. of America
6.750% due 05/01/2021		4,250	4,664

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		$5,512	$5,794
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		6,400	4,224
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,376
7.750% due 05/15/2019		8,300	10,474
CCO Holdings LLC
7.000% due 01/15/2019		100	109
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,700	1,186
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	3,080
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		5,100	6,149
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		4,000	4,140
7.750% due 05/15/2017		2,550	2,654
9.500% due 05/15/2016		3,250	3,526
Cisco Systems, Inc.
5.500% due 02/22/2016		500	581
CNOOC Finance Ltd.
3.875% due 05/02/2022		17,700	18,811
Columbia University
6.875% due 12/15/2015		500	597
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	326
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,229
Comcast Corp.
5.300% due 01/15/2014		2,000	2,119
5.900% due 03/15/2016		2,900	3,373
6.500% due 01/15/2015		100	113
Community Health Systems, Inc.
5.125% due 08/15/2018		400	416
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,862
Concho Resources, Inc.
7.000% due 01/15/2021		600	675
CONSOL Energy, Inc.
8.000% due 04/01/2017		11,600	12,180
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,100	9,964
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$4,008	4,279
6.000% due 07/12/2020		1,509	1,502
7.250% due 05/10/2021		1,082	1,236
9.000% due 01/08/2018		1,715	1,981
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,582
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		3,000	3,075
9.250% due 06/30/2020		5,100	5,304
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		150	195
COX Communications, Inc.
7.125% due 10/01/2012		725	725
CPI International, Inc.
8.000% due 02/15/2018		1,000	958
Crown Castle Towers LLC
4.883% due 08/15/2040		4,666	5,260
6.113% due 01/15/2040		8,000	9,651
CSC Holdings LLC
7.625% due 07/15/2018		1,400	1,621
7.875% due 02/15/2018		3,090	3,584
8.625% due 02/15/2019		5,700	6,783

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Islands Corp.
6.875% due 09/21/2019		$14,440	$16,173
9.750% due 12/16/2013		900	978
10.000% due 01/15/2015		4,300	4,959
CSN Resources S.A.
6.500% due 07/21/2020		9,000	9,742
CSX Corp.
5.600% due 05/01/2017		5,000	5,889
CVS Pass-Through Trust
5.773% due 01/10/2033		384	440
6.036% due 12/10/2028		509	593
6.943% due 01/10/2030		2,771	3,385
7.507% due 01/10/2032		3,120	4,014
Daimler Finance North America LLC
0.972% due 03/28/2014		1,600	1,604
DaVita, Inc.
6.375% due 11/01/2018		7,200	7,704
Delhaize Group S.A.
5.700% due 10/01/2040		764	683
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		4,431	4,841
6.718% due 07/02/2024		87	95
7.750% due 06/17/2021		1,643	1,877
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		4,200	4,210
9.500% due 12/11/2019		2,650	2,730
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		8,000	8,421
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	800	1,366
Digicel Group Ltd.
8.250% due 09/30/2020		$7,500	7,912
Digicel Ltd.
8.250% due 09/01/2017		3,900	4,251
DISH DBS Corp.
6.625% due 10/01/2014		1,400	1,523
7.000% due 10/01/2013		8,100	8,525
7.125% due 02/01/2016		3,340	3,707
7.750% due 05/31/2015		7,200	8,136
7.875% due 09/01/2019		1,900	2,218
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,600	1,854
5.888% due 06/15/2019		9,445	10,743
DP World Ltd.
6.850% due 07/02/2037		3,500	3,789
Ecopetrol S.A.
7.625% due 07/23/2019		30,370	39,025
El Paso LLC
7.000% due 06/15/2017		3,650	4,208
8.250% due 02/15/2016		9,384	10,408
12.000% due 12/12/2013		100	112
Encana Corp.
6.500% due 05/15/2019		700	852
Energy Transfer Partners LP
9.700% due 03/15/2019		177	234
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,283
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,233
8.375% due 08/01/2066		7,525	8,491
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,196
Exide Technologies
8.625% due 02/01/2018		750	653
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		$5,100	$5,495
First Data Corp.
6.750% due 11/01/2020		17,200	17,178
8.250% due 01/15/2021		750	752
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,460
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		13,500	12,622
6.375% due 02/01/2016		3,400	3,323
6.875% due 02/01/2018		1,500	1,401
7.000% due 11/01/2015		6,300	6,300
8.250% due 11/01/2019		4,325	4,217
General Electric Co.
5.250% due 12/06/2017		700	829
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,754
7.750% due 11/15/2029		5,100	6,761
8.000% due 01/15/2024		4,200	5,746
8.250% due 05/01/2016		2,861	3,079
8.875% due 05/15/2031		9,050	13,434
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,600	6,496
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,200	16,568
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,400	5,503
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	5,409
Grifols, Inc.
8.250% due 02/01/2018		$1,100	1,221
Grohe Holding GmbH
4.252% due 09/15/2017	EUR	800	984
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	11,442
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	540
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,210
HCA, Inc.
6.375% due 01/15/2015		100	108
6.500% due 02/15/2020		22,072	24,610
7.190% due 11/15/2015		1,800	1,980
7.250% due 09/15/2020		2,600	2,925
7.875% due 02/15/2020		3,600	4,063
8.500% due 04/15/2019		9,350	10,589
9.000% due 12/15/2014		130	146
9.875% due 02/15/2017		1,885	2,036
Health Management Associates, Inc.
6.125% due 04/15/2016		390	427
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	851
7.500% due 10/31/2014		8,900	12,609
8.000% due 01/31/2017		1,400	2,054
Hewlett-Packard Co.
0.711% due 05/24/2013		$1,600	1,600
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		6,075	6,272
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	4,037
7.625% due 04/09/2019		1,900	2,448
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,020	5,245
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	2,000	2,397
8.500% due 02/15/2016		$2,200	2,090

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020	$1,100	$1,189
Jarden Corp.
6.125% due 11/15/2022	2,500	2,712
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	3,100	3,731
KazMunayGas National Co.
6.375% due 04/09/2021	14,600	17,602
7.000% due 05/05/2020	6,500	8,011
8.375% due 07/02/2013	6,000	6,299
9.125% due 07/02/2018	6,000	7,788
11.750% due 01/23/2015	6,500	7,874
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	2,100	2,282
5.300% due 09/15/2020	10,300	12,029
Kraft Foods, Inc.
6.500% due 08/11/2017	1,000	1,231
Legrand France S.A.
8.500% due 02/15/2025	75	97
Limited Brands, Inc.
6.900% due 07/15/2017	2,000	2,310
Longfor Properties Co. Ltd.
9.500% due 04/07/2016	3,500	3,780
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017	1,000	1,238
Merck & Co., Inc.
6.000% due 09/15/2017	130	161
Meritor, Inc.
8.125% due 09/15/2015	6,085	6,420
MGM Resorts International
11.125% due 11/15/2017	3,000	3,334
Michael Foods Group, Inc.
9.750% due 07/15/2018	1,900	2,128
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	1,300	1,385
Multiplan, Inc.
9.875% due 09/01/2018	1,500	1,665
Mylan, Inc.
6.000% due 11/15/2018	300	320
7.625% due 07/15/2017	1,350	1,502
7.875% due 07/15/2020	2,300	2,593
Nakilat, Inc.
6.067% due 12/31/2033	4,100	4,879
New Albertson’s, Inc.
6.570% due 02/23/2028	800	438
7.750% due 06/15/2026	2,250	1,389
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022 (b)	7,780	7,850
Newfield Exploration Co.
5.750% due 01/30/2022	500	561
6.875% due 02/01/2020	4,800	5,292
7.125% due 05/15/2018	3,800	4,028
Nielsen Finance LLC
7.750% due 10/15/2018	500	566
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,900	1,914
Noble Group Ltd.
4.875% due 08/05/2015	3,600	3,763
6.625% due 08/05/2020	4,300	4,493
6.750% due 01/29/2020	5,565	5,927
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	1,053	1,079
Northwest Pipeline GP
7.000% due 06/15/2016	5,000	5,930
Novelis, Inc.
8.375% due 12/15/2017	650	713
8.750% due 12/15/2020	8,650	9,623

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NXP BV
3.247% due 10/15/2013	EUR	1,119	$1,438
OGX Austria GmbH
8.375% due 04/01/2022		$12,200	10,644
8.500% due 06/01/2018		10,900	9,864
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,863
6.875% due 03/31/2017		870	1,157
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,105
8.500% due 03/01/2020		900	1,013
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,228	4,640
9.625% due 07/15/2017	EUR	1,115	1,590
Peabody Energy Corp.
6.500% due 09/15/2020		$3,800	3,904
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	806
5.700% due 06/01/2014		1,000	1,073
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	24,387
5.750% due 03/01/2018		$4,630	5,446
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		12,000	12,007
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,400	9,252
Petrobras International Finance Co.
5.375% due 01/27/2021		$35,600	40,299
7.875% due 03/15/2019		19,320	24,368
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	5,006
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	724
5.000% due 10/28/2015		5,600	4,774
5.250% due 04/12/2017		25,690	20,424
5.375% due 04/12/2027		23,445	14,595
5.500% due 04/12/2037		58,685	35,798
8.500% due 11/02/2017		39,100	35,483
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,133	5,531
9.750% due 08/14/2019		1,400	1,813
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	354
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		300	327
Pioneer Natural Resources Co.
6.650% due 03/15/2017		9,570	11,374
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	304
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,672
Polymer Group, Inc.
7.750% due 02/01/2019		300	321
Post Holdings, Inc.
7.375% due 02/15/2022		150	160
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,902
8.500% due 06/15/2019		6,661	8,865
PulteGroup, Inc.
5.250% due 01/15/2014		10,500	10,920
Quebecor Media, Inc.
7.750% due 03/15/2016		5,335	5,508
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,465
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		$7,600	$7,804
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,900	19,925
6.875% due 02/15/2021		1,500	1,590
7.125% due 04/15/2019		5,300	5,618
7.750% due 10/15/2016		8,500	8,882
7.875% due 08/15/2019		900	977
8.250% due 02/15/2021		1,700	1,696
8.500% due 05/15/2018		13,100	13,362
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,593
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	225
Rockies Express Pipeline LLC
5.625% due 04/15/2020		7,000	6,685
6.250% due 07/15/2013		1,000	1,025
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,392
RZD Capital Ltd.
5.739% due 04/03/2017		9,800	10,884
7.487% due 03/25/2031	GBP	1,000	1,827
SABIC Capital BV
3.000% due 11/02/2015		$24,150	24,915
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,400	2,484
7.500% due 02/15/2023		5,400	5,575
8.000% due 06/01/2018		4,005	4,225
8.125% due 10/15/2022		6,700	7,144
8.750% due 01/15/2020		2,400	2,610
9.875% due 05/15/2016		1,500	1,643
Scientific Games International, Inc.
9.250% due 06/15/2019		900	1,004
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	500
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,000	1,074
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,900	3,100
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		17,200	18,477
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,400	9,057
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$3,385	3,427
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		150	195
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	13,084
7.500% due 02/01/2018		5,000	6,036
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,800	4,303
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,485
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	510
7.375% due 11/01/2012		5,000	5,025
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,070
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,608
10.750% due 05/15/2019		5,150	6,214
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013		200	199
6.221% due 07/03/2017		800	838
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	2,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2020	EUR	1,200	$1,579
6.625% due 02/15/2021		1,500	1,993
6.750% due 08/15/2024		5,000	6,506
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,656	1,743
Tesco PLC
5.500% due 11/15/2017		9,475	11,099
Tomkins LLC
9.000% due 10/01/2018		1,947	2,181
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,697
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	651
UAL Equipment Trust AB
10.850% due 02/19/2015^		663	285
UAL Pass-Through Trust
7.336% due 01/02/2021		384	370
9.750% due 07/15/2018		8,053	9,221
10.400% due 05/01/2018		1,456	1,678
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	277
UPC Holding BV
8.375% due 08/15/2020		13,000	18,105
UPCB Finance Ltd.
6.375% due 07/01/2020		8,400	11,199
6.875% due 01/15/2022		$1,000	1,065
7.625% due 01/15/2020	EUR	4,000	5,539
UR Merger Sub Corp.
8.250% due 02/01/2021		$4,200	4,630
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		1,800	1,602
9.500% due 01/21/2020		2,100	1,869
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,534
Vale Overseas Ltd.
4.625% due 09/15/2020		6,200	6,643
8.250% due 01/17/2034		1,525	1,992
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,200	3,372
6.750% due 08/15/2021		10,375	10,816
6.875% due 12/01/2018		5,300	5,605
7.000% due 10/01/2020		10,100	10,681
Valero Energy Corp.
6.125% due 06/15/2017		230	279
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,200	4,504
Volkswagen International Finance NV
0.973% due 09/22/2013		300	301
1.126% due 03/21/2014		700	704
4.000% due 08/12/2020		4,800	5,307
Windstream Corp.
7.750% due 10/15/2020		1,300	1,401
7.875% due 11/01/2017		2,900	3,255
8.125% due 08/01/2013		400	422
WMG Acquisition Corp.
9.500% due 06/15/2016		7,600	8,331
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,582
Xerox Corp.
6.400% due 03/15/2016		800	916
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	3,771
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	17,568

			1,745,693

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 8.5%
AES Corp.
8.000% due 10/15/2017		$100	$116
8.000% due 06/01/2020		6,700	7,822
AES Panama S.A.
6.350% due 12/21/2016		200	221
AES Red Oak LLC
8.540% due 11/30/2019		1,806	1,937
9.200% due 11/30/2029		150	163
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,200	2,338
7.700% due 08/07/2013		2,100	2,209
8.700% due 08/07/2018		12,300	16,036
Ameren Illinois Co.
6.250% due 04/01/2018		1,400	1,718
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		400	416
Beaver Valley Funding
9.000% due 06/01/2017		106	109
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,259
3.750% due 06/17/2013		3,960	4,056
4.500% due 11/08/2012	EUR	950	1,226
4.750% due 03/10/2019		$200	233
5.250% due 11/07/2013		2,000	2,104
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	5,221
Calpine Corp.
7.250% due 10/15/2017		$4,800	5,148
7.875% due 07/31/2020		2,000	2,195
Carolina Power & Light Co.
5.125% due 09/15/2013		750	784
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		14,210	17,006
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,608
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,489
5.050% due 02/15/2018		3,100	3,501
6.250% due 02/01/2020		2,100	2,439
Colbun S.A.
6.000% due 01/21/2020		700	790
Duke Energy Carolinas LLC
5.625% due 11/30/2012		225	227
Duke Energy Corp.
5.050% due 09/15/2019		250	293
E.CL S.A.
5.625% due 01/15/2021		3,500	3,932
Enel Finance International NV
5.700% due 01/15/2013		4,850	4,892
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,322
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		2,000	2,080
Entergy Corp.
3.625% due 09/15/2015		1,800	1,895
EP Energy LLC
7.750% due 09/01/2022		2,300	2,352
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	381
FirstEnergy Corp.
7.375% due 11/15/2031		18,290	24,048
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	112
France Telecom S.A.
4.375% due 07/08/2014		200	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Frontier Communications Corp.
6.625% due 03/15/2015		$2,575	$2,807
7.000% due 11/01/2025		400	398
7.875% due 04/15/2015		598	673
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		9,050	10,080
6.510% due 03/07/2022		1,300	1,535
7.288% due 08/16/2037		500	633
7.510% due 07/31/2013		1,350	1,423
8.625% due 04/28/2034		7,540	10,594
9.250% due 04/23/2019		20,550	26,869
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		3,167	3,591
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	11,187
Indo Energy Finance BV
7.000% due 05/07/2018		2,200	2,288
Intergas Finance BV
6.375% due 05/14/2017		3,700	4,218
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		2,200	2,396
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	109
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,200	9,979
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,970
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	732
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,467
6.250% due 06/17/2014		3,185	3,451
LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,827
Linn Energy LLC
7.750% due 02/01/2021		1,900	2,019
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,904
7.750% due 10/17/2016		700	832
7.750% due 01/20/2020		6,400	8,079
8.000% due 08/07/2019		4,900	6,211
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	300
Midwest Generation LLC
8.560% due 01/02/2016		278	253
Nevada Power Co.
5.875% due 01/15/2015		450	500
6.500% due 05/15/2018		6,050	7,673
6.750% due 07/01/2037		25	35
NGPL PipeCo LLC
7.119% due 12/15/2017		6,400	6,832
9.625% due 06/01/2019		10,900	12,453
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		12,500	14,672
NRG Energy, Inc.
7.375% due 01/15/2017		5,130	5,342
8.250% due 09/01/2020		6,100	6,679
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,559	5,149
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	578
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	14,483
5.500% due 06/27/2044		34,700	38,257
8.000% due 05/03/2019		18,540	24,352

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PSEG Power LLC
5.320% due 09/15/2016		$990	$1,127
5.500% due 12/01/2015		900	1,010
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,744
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	944
4.750% due 02/16/2021		6,300	7,002
5.000% due 10/19/2025		1,000	1,117
6.500% due 06/10/2014		500	543
Qwest Corp.
6.500% due 06/01/2017		1,300	1,529
7.250% due 09/15/2025		2,250	2,763
7.250% due 10/15/2035		1,365	1,406
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,897	3,274
5.500% due 09/30/2014		600	651
5.832% due 09/30/2016		1,067	1,168
5.838% due 09/30/2027		1,370	1,597
6.332% due 09/30/2027		500	610
6.750% due 09/30/2019		3,750	4,716
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,987
6.750% due 07/01/2037		25	35
Southern California Edison Co.
5.000% due 01/15/2014		100	106
Sprint Capital Corp.
8.750% due 03/15/2032		3,700	3,848
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,791
Tenaska Alabama Partners LP
7.000% due 06/30/2021		$129	136
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,075	14,448
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,800	12,352
7.250% due 02/02/2020		7,700	9,358
7.500% due 03/13/2013		600	618
7.500% due 07/18/2016		19,550	22,688
7.875% due 03/13/2018		9,300	11,300
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	129
Verizon Communications, Inc.
5.550% due 02/15/2016		$400	463
8.750% due 11/01/2018		1,500	2,097
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,220
7.748% due 02/02/2021		1,900	2,035
9.125% due 04/30/2018		900	1,035
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	249
Vodafone Group PLC
4.150% due 06/10/2014		250	265
5.625% due 02/27/2017		800	953

			532,034

Total Corporate Bonds & Notes (Cost $3,350,715)			3,560,895

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		1,500	1,494

Total Convertible Bonds & Notes (Cost $1,459)			1,494

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 4.3%

ALASKA 0.0%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	$200	$163

CALIFORNIA 2.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,000	2,549
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	2,950	4,155
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,200	17,527
7.043% due 04/01/2050	3,000	4,346
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	5,100	6,670
7.500% due 04/01/2034	300	396
7.550% due 04/01/2039	1,300	1,765
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	11,550	15,856
7.700% due 11/01/2030	2,500	3,031
7.950% due 03/01/2036	1,400	1,674
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,212
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	400	411
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	800
5.750% due 06/01/2047	1,950	1,662
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,274
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	4,100	5,123
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,059
7.618% due 08/01/2040	3,100	4,158
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,800	4,095
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	6,200	7,674
5.813% due 06/01/2040	5,800	7,094
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	497
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	1,704	2,258
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	2,550	3,556
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	455
7.021% due 08/01/2040	600	681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	$3,800	$5,261
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,544
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,481
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	449
5.125% due 06/01/2046	300	239
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	1,121
6.296% due 05/15/2050	600	727
6.398% due 05/15/2031	1,000	1,237
6.548% due 05/15/2048	2,000	2,629
University of California Revenue Bonds, Series 2011
0.811% due 07/01/2041	18,700	18,725

		136,391

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	500	602

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	607
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	408
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	128
Illinois State General Obligation Notes, Series 2010
3.321% due 01/01/2013	1,600	1,611

		2,754

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,893

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,960	1,927

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	963
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	540

		1,503

MASSACHUSETTS 0.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
4.031% due 07/01/2020	900	926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	$3,750	$4,299

		5,225

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	443
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,300	1,857
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	941
5.000% due 06/01/2041	1,930	1,605

		4,846

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	616
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	4,060
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	255
5.790% due 06/15/2041	6,000	6,812
5.882% due 06/15/2044	1,100	1,495
6.282% due 06/15/2042	900	1,060
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,400	5,499
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	10,000	11,493
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,460
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	504
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	23,320
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	496

		58,070

NORTH CAROLINA 0.0%
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	1,800	2,198

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	3,154
7.834% due 02/15/2041	1,000	1,413
8.084% due 02/15/2050	6,855	10,010
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	83
5.875% due 06/01/2047	10,400	8,396

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/01/2042	$4,805	$3,981
6.500% due 06/01/2047	4,400	3,893

		30,930

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	134
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,381
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	2,073

		3,588

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,800	2,444

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	24,765	18,964

Total Municipal Bonds & Notes (Cost $227,932)		272,498

U.S. GOVERNMENT AGENCIES 9.6%
Fannie Mae
0.670% due 10/18/2030	7	7
0.717% due 03/25/2017	25	25
1.348% due 03/01/2044	70	73
2.790% due 07/01/2022	997	1,058
2.810% due 06/01/2022	1,995	2,120
3.500% due 11/01/2042	104,000	111,264
4.000% due 08/01/2039 - 11/01/2042	69,626	75,010
4.434% due 09/25/2040 (a)	1,200	246
4.502% due 12/01/2036	120	127
5.000% due 11/01/2035	330	361
5.500% due 01/01/2025 - 11/01/2042	332,611	364,867
5.500% due 03/01/2038 (g)	15,891	17,428
5.584% due 09/25/2037 (a)	6,388	860
6.500% due 06/25/2028	122	137
6.850% due 12/18/2027	104	121
Farm Credit Bank
7.561% due 12/15/2013 (e)	500	507
Freddie Mac
0.625% due 12/29/2014 (g)(i)(k)	20,000	20,139
0.721% due 09/15/2030	26	26
1.306% due 10/25/2044	157	158
1.348% due 02/25/2045	26	26
1.511% due 07/25/2044	276	282
2.361% due 05/01/2023	10	10
5.500% due 09/15/2017 - 07/01/2038	444	481
6.500% due 07/25/2043	12	14
7.000% due 06/15/2013	11	11
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	101	106
1.750% due 05/20/2026	27	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.112% due 09/16/2042	$2,732	$3,214
9.250% due 12/20/2019 - 06/20/2021	11	11
New Valley Generation
7.299% due 03/15/2019	578	695
Private Export Funding Corp.
4.550% due 05/15/2015	750	833
Small Business Administration
4.340% due 03/01/2024	140	154
4.504% due 02/10/2014	16	17
4.628% due 03/10/2013	115	117
5.080% due 11/01/2022	459	509
5.130% due 09/01/2023	25	28
6.900% due 12/01/2020	306	343
7.150% due 03/01/2017	87	94
7.190% due 12/01/2019	117	130
7.300% due 05/01/2017	56	61
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,150

Total U.S. Government Agencies (Cost $601,882)		602,848

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
1.375% due 02/28/2019 (j)	105,600	108,669
2.000% due 11/15/2021	26,700	27,887
2.000% due 02/15/2022	27,800	28,929

Total U.S. Treasury Obligations (Cost $157,386)		165,485

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
2.846% due 01/25/2035	3,893	3,880
5.119% due 01/25/2036	1,119	1,051
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,073	1,112
American Home Mortgage Assets LLC
0.407% due 05/25/2046	530	335
0.427% due 10/25/2046	1,404	820
American Home Mortgage Investment Trust
2.155% due 09/25/2045	294	262
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,612
5.920% due 02/10/2051	10,000	11,903
Banc of America Funding Corp.
0.717% due 06/26/2035	5,450	4,877
0.717% due 07/26/2036	1,039	1,003
3.080% due 09/20/2035	163	122
5.572% due 03/20/2036	297	249
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	7,405	7,415
Banc of America Mortgage Trust
2.868% due 11/20/2046	6,798	5,520
2.998% due 07/25/2034	229	225
3.000% due 02/25/2036	98	78
4.945% due 11/25/2034	156	155
5.500% due 12/25/2020	323	336
5.500% due 11/25/2035	481	479
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	5,586	5,656
2.735% due 01/25/2035	63	56
2.911% due 02/25/2033	13	12
2.931% due 01/25/2034	7	7
2.969% due 08/25/2035	3,316	2,990
2.994% due 01/25/2034	26	26
3.117% due 05/25/2047^	1,516	1,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.435% due 02/25/2036		$387	$242
5.606% due 02/25/2033		15	16
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^		578	157
2.890% due 05/25/2035		264	255
3.006% due 09/25/2035		1,818	1,477
4.848% due 11/25/2036^		447	330
Bear Stearns Commercial Mortgage Securities
5.297% due 10/12/2042		200	225
CDC Commercial Mortgage Trust
6.005% due 05/15/2035		5,367	5,383
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		1,377	1,277
2.600% due 05/25/2035		240	233
2.679% due 08/25/2035		343	189
2.745% due 05/25/2035		1,819	1,765
2.901% due 03/25/2034		87	86
3.109% due 09/25/2037^		1,625	1,224
5.978% due 09/25/2037		1,052	818
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		320	260
Countrywide Alternative Loan Trust
0.414% due 12/20/2046		3,218	1,989
0.429% due 07/20/2046^		1,713	816
0.447% due 08/25/2046		239	45
0.499% due 09/20/2046		591	92
0.549% due 11/20/2035		498	326
0.567% due 06/25/2037		290	11
1.148% due 12/25/2035		473	333
2.897% due 02/25/2037^		3,112	2,374
4.994% due 10/25/2035		300	221
5.500% due 11/25/2035		2,991	2,420
5.500% due 01/25/2036		868	640
5.750% due 03/25/2037^		432	337
6.000% due 10/25/2032		1	1
6.250% due 11/25/2036^		3,453	2,820
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035		212	165
0.517% due 04/25/2046		419	85
0.557% due 06/25/2035		444	379
2.721% due 10/19/2032		7	5
2.822% due 07/20/2034		774	737
2.910% due 04/20/2035		602	607
3.086% due 02/25/2034		1,000	968
5.000% due 04/25/2035		759	776
5.500% due 12/25/2035		1,693	1,539
6.000% due 05/25/2036^		752	656
6.000% due 01/25/2037		16,854	14,431
Credit Suisse First Boston Mortgage Securities Corp.
2.460% due 06/25/2033		587	583
6.000% due 01/25/2036		2,673	2,165
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	553
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		698	488
Deutsche ALT-A Securities, Inc.
0.397% due 06/25/2037		3,849	2,884
5.000% due 10/25/2018		217	225
5.015% due 10/25/2035		331	277
5.500% due 12/25/2035^		606	486
6.300% due 07/25/2036^		504	291
EMF-NL
1.286% due 04/17/2041	EUR	2,000	2,082
First Horizon Asset Securities, Inc.
5.295% due 02/25/2036		$1,090	1,070
First Horizon Mortgage Pass-Through Trust
2.616% due 02/25/2035		1,000	999

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/25/2036	$2,841	$2,915
5.750% due 05/25/2037	3,563	3,131
General Electric Capital Assurance Co.
5.254% due 05/12/2035	407	433
GMAC Mortgage Corp. Loan Trust
4.915% due 11/19/2035	455	427
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045	86	61
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	879	864
GS Mortgage Securities Corp.
1.103% due 03/06/2020	2,039	2,039
GSR Mortgage Loan Trust
2.558% due 06/25/2034	314	313
2.623% due 11/25/2035	3,925	3,852
2.646% due 09/25/2035	1,264	1,277
2.705% due 01/25/2036	408	348
3.019% due 05/25/2034	1,312	1,305
3.379% due 11/25/2035	268	232
6.000% due 02/25/2036	6,038	5,343
6.000% due 03/25/2037	1,147	1,062
6.000% due 05/25/2037	526	505
Harborview Mortgage Loan Trust
0.409% due 09/19/2037	1,221	856
0.409% due 01/19/2038	1,622	1,170
Homebanc Mortgage Trust
5.588% due 04/25/2037	357	297
Indymac Index Mortgage Loan Trust
0.457% due 07/25/2035	123	93
0.487% due 06/25/2037	448	130
JP Morgan Resecuritization Trust
0.731% due 06/26/2036	2,988	2,772
0.731% due 03/26/2037	2,746	2,522
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019	421	408
2.121% due 11/15/2028	2,392	2,418
JPMorgan Mortgage Trust
2.567% due 07/27/2037	3,345	2,559
2.925% due 04/25/2035	3,947	3,907
3.008% due 07/25/2035	303	301
3.029% due 08/25/2035^	1,716	1,499
5.283% due 07/25/2035	517	522
5.440% due 06/25/2037	6,170	5,574
5.537% due 04/25/2036	267	252
5.750% due 01/25/2036	1,044	974
LB Mortgage Trust
8.509% due 01/20/2017	86	86
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,969
5.424% due 02/15/2040	740	860
5.866% due 09/15/2045	700	840
MASTR Adjustable Rate Mortgages Trust
0.457% due 05/25/2037	290	170
0.557% due 05/25/2047	496	72
2.624% due 11/21/2034	155	156
2.857% due 08/25/2034	99	101
2.946% due 11/25/2033	58	55
MASTR Alternative Loans Trust
0.617% due 03/25/2036	737	127
MASTR Asset Securitization Trust
5.500% due 09/25/2033	408	428
Merrill Lynch Alternative Note Asset
3.050% due 06/25/2037^	383	232
Merrill Lynch Floating Trust
0.766% due 07/09/2021	1,800	1,699
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	2,109	2,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		$3,777	$3,209
3.209% due 05/25/2034		728	738
5.094% due 12/25/2035		4,666	4,610
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	855
6.147% due 08/12/2049		300	345
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,200	1,380
5.759% due 04/12/2049		999	1,035
6.076% due 06/11/2049		3,400	4,020
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		118	107
2.611% due 07/25/2035		7,274	7,159
6.000% due 10/25/2037^		11,038	7,801
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		370	350
Opera Finance PLC
0.684% due 10/20/2014	EUR	1,000	1,253
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		$238	244
RBSGC Structured Trust
5.500% due 11/25/2035		5,362	3,739
RBSSP Resecuritization Trust
0.537% due 03/26/2037		3,782	3,505
0.717% due 09/26/2034		1,096	1,036
0.717% due 03/26/2036		1,778	1,720
0.717% due 04/26/2037		1,114	1,040
Residential Accredit Loans, Inc. Trust
0.317% due 05/25/2037		954	599
0.417% due 12/25/2046^		552	176
0.447% due 05/25/2037		562	130
0.617% due 01/25/2033		159	152
3.305% due 02/25/2035		305	262
5.714% due 02/25/2036^		284	171
Residential Asset Securitization Trust
0.617% due 01/25/2046^		1,722	705
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035		492	391
3.434% due 02/25/2036		323	258
Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032		36	32
Structured Adjustable Rate Mortgage Loan Trust
2.698% due 01/25/2036^		38	34
2.809% due 01/25/2035		719	646
2.816% due 09/25/2035		7,299	6,393
5.306% due 03/25/2036^		280	222
Structured Asset Mortgage Investments, Inc.
0.437% due 05/25/2036		2,562	1,697
0.477% due 05/25/2046^		276	33
0.879% due 09/19/2032		93	89
Structured Asset Securities Corp.
2.453% due 07/25/2032		3	3
2.712% due 06/25/2033		807	803
5.500% due 12/25/2034		955	971
6.000% due 11/25/2034		1,191	1,198
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		1,561	1,497
Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035		2,415	2,177
5.359% due 10/20/2035		309	307
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045		2,167	1,961
0.487% due 12/25/2045		1,920	1,754
0.507% due 10/25/2045		138	126
0.537% due 08/25/2045		1,808	1,655
0.848% due 02/25/2047		1,328	922

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.898% due 06/25/2047		$462	$154
0.958% due 12/25/2046		562	483
1.028% due 10/25/2046		2,409	1,691
1.148% due 02/25/2046		808	723
1.148% due 08/25/2046		4,165	3,217
1.348% due 11/25/2042		5	5
1.548% due 06/25/2042		10	9
1.548% due 08/25/2042		12	11
2.120% due 03/25/2033		173	174
2.344% due 02/27/2034		97	99
2.453% due 06/25/2033		218	224
2.488% due 10/25/2035		111	109
2.594% due 07/25/2046		1,694	1,511
2.704% due 02/25/2037		1,194	934
2.741% due 09/25/2036		985	757
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.908% due 04/25/2047^		351	25
0.918% due 04/25/2047		571	147
0.988% due 05/25/2047		586	106
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037		573	465
2.490% due 09/25/2033		291	298
2.602% due 12/25/2034		425	430
2.614% due 07/25/2036^		466	400
2.615% due 04/25/2036		217	191
2.616% due 06/25/2035		1,643	1,685
2.617% due 03/25/2036		2,251	2,143
2.619% due 05/25/2036^		885	770
2.619% due 07/25/2036^		1,291	1,111
2.656% due 10/25/2035		1,533	1,474
2.690% due 04/25/2035		388	394
4.681% due 12/25/2033		203	209
5.992% due 11/25/2037^		3,664	3,282
6.000% due 04/25/2037		2,655	2,546

Total Mortgage-Backed Securities (Cost $251,136)			265,657

ASSET-BACKED SECURITIES 1.5%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	850
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		760	764
7.001% due 09/20/2022		8,700	8,506
Asset-Backed Funding Certificates Trust
0.377% due 01/25/2037		1,270	615
0.437% due 01/25/2037		5,467	2,677
Avoca CLO BV
0.743% due 09/15/2021	EUR	7,550	9,332
Bear Stearns Asset-Backed Securities Trust
0.767% due 10/25/2034		$1,878	1,865
1.017% due 10/27/2032		36	32
1.217% due 10/25/2037		457	352
1.467% due 08/25/2037		2,358	1,599
CIT Education Loan Trust
0.509% due 03/15/2026		3,500	3,424
Citigroup Mortgage Loan Trust, Inc.
0.467% due 08/25/2036		3,000	1,272
Countrywide Asset-Backed Certificates
0.367% due 02/25/2037		2,856	2,402
0.567% due 04/25/2036		1,000	875
5.595% due 08/25/2035		1,000	691
Denver Arena Trust
6.940% due 11/15/2019		125	128

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		$203	$208
EFS Volunteer LLC
1.097% due 07/26/2027		28,498	28,769
Equity One ABS, Inc.
4.145% due 04/25/2034		119	121
First Franklin Mortgage Loan Trust
0.327% due 11/25/2036		308	302
Franklin CLO Ltd.
0.649% due 06/15/2018		7,675	7,506
GSAA Trust
0.517% due 03/25/2037		507	297
0.517% due 05/25/2047		629	442
GSAMP Trust
0.367% due 08/25/2036		1,585	818
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	755
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		165	154
Lehman XS Trust
0.447% due 06/25/2046^		144	10
Morgan Stanley ABS Capital
0.357% due 10/25/2036		2,300	987
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037		461	209
5.726% due 10/25/2036		416	246
Moselle CLO S.A.
0.900% due 01/06/2020	EUR	3,031	3,781
Nelnet Student Loan Trust
1.017% due 12/27/2039		$2,837	2,840
Residential Asset Mortgage Products Trust
0.497% due 05/25/2037		2,876	2,016
Residential Asset Securities Corp. Trust
0.667% due 09/25/2035		2,000	1,823
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		264	67
SLM Student Loan Trust
1.621% due 08/15/2025		4,953	5,009
Structured Asset Securities Corp.
1.715% due 04/25/2035		294	282
Venture CDO Ltd.
0.685% due 01/20/2022		2,200	2,107

Total Asset-Backed Securities (Cost $94,100)			94,133

SOVEREIGN ISSUES 23.1%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	37,670
4.000% due 08/20/2020		25,700	52,171
Bahrain Government International Bond
5.500% due 03/31/2020		$6,700	6,913
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,553
5.500% due 07/12/2020		$400	476
6.369% due 06/16/2018		1,000	1,205
6.500% due 06/10/2019		1,000	1,237
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	918
Brazil Government International Bond
5.875% due 01/15/2019		7,200	9,000
6.000% due 01/17/2017		3,687	4,411
8.250% due 01/20/2034		800	1,326
8.750% due 02/04/2025		2,830	4,592
8.875% due 10/14/2019		9,400	13,653
8.875% due 04/15/2024		8,057	13,072

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	26,700	$34,371
10.000% due 01/01/2013		2,030	1,009
10.000% due 01/01/2014		10,413	5,271
10.000% due 01/01/2017		34,798	17,780
10.000% due 01/01/2021		11,121	5,610
Canada Housing Trust
3.800% due 06/15/2021	CAD	33,700	38,964
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	9,734
10.375% due 01/28/2033		275	505
11.750% due 02/25/2020		725	1,184
12.000% due 10/22/2015	COP	277,000	190
Export-Import Bank of China
4.875% due 07/21/2015		$2,050	2,259
5.250% due 07/29/2014		6,625	7,148
Guatemala Government Bond
9.250% due 08/01/2013		1,845	1,951
Hong Kong Government International Bond
5.125% due 08/01/2014		750	803
Indonesia Government International Bond
3.750% due 04/25/2022		1,700	1,802
4.875% due 05/05/2021		4,000	4,595
5.875% due 03/13/2020		24,600	29,766
6.625% due 02/17/2037		4,000	5,330
6.750% due 03/10/2014		5,800	6,228
6.875% due 03/09/2017		11,300	13,603
6.875% due 01/17/2018		4,500	5,529
7.250% due 04/20/2015		500	571
7.500% due 01/15/2016		100	118
8.500% due 10/12/2035		3,200	5,096
9.500% due 07/15/2031	IDR	163,000,000	22,147
10.000% due 02/15/2028		72,686,000	10,226
11.625% due 03/04/2019		$6,900	10,574
Italy Buoni Poliennali Del Tesoro
3.750% due 08/01/2015	EUR	69,400	91,136
4.500% due 07/15/2015		151,600	202,821
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,795
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,788
Mexico Government International Bond
6.050% due 01/11/2040		300	401
6.750% due 09/27/2034		3,900	5,573
7.250% due 12/15/2016	MXN	58,200	4,929
8.300% due 08/15/2031		$200	322
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	23,860
Panama Government International Bond
6.700% due 01/26/2036		$100	141
7.250% due 03/15/2015		10,225	11,733
8.875% due 09/30/2027		2,700	4,394
Peru Government International Bond
7.125% due 03/30/2019		500	665
7.350% due 07/21/2025		8,300	12,201
8.375% due 05/03/2016		4,000	5,000
8.750% due 11/21/2033		6,600	11,533
Poland Government International Bond
4.000% due 10/27/2024		55	54
6.375% due 07/15/2019		250	310
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,490
5.250% due 01/20/2020		10,500	12,469
6.400% due 01/20/2040		5,600	7,672
Russia Government International Bond
4.500% due 04/04/2022		17,600	19,691

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 03/31/2030		$51,501	$65,123
12.750% due 06/24/2028		400	776
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,388
5.500% due 03/09/2020		$10,600	12,640
5.875% due 05/30/2022		750	927
6.875% due 05/27/2019		4,240	5,359
8.000% due 12/21/2018	ZAR	439,000	57,775
8.250% due 09/15/2017		176,500	23,387
Spain Government International Bond
4.000% due 07/30/2015	EUR	165,200	213,044
4.400% due 01/31/2015		63,600	83,322
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	28,281
6.750% due 04/03/2018		4,600	5,422
6.750% due 05/30/2040		9,200	11,661
6.875% due 03/17/2036		3,700	4,708
7.000% due 03/11/2019		1,300	1,581
7.250% due 03/05/2038		2,900	3,861
Uruguay Government International Bond
7.625% due 03/21/2036		1,100	1,724
8.000% due 11/18/2022		9,190	13,409
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,991
7.650% due 04/21/2025		2,700	2,126
7.750% due 10/13/2019		1,300	1,128
8.250% due 10/13/2024		13,300	11,105
9.250% due 05/07/2028		19,800	17,523
9.375% due 01/13/2034		14,650	13,075
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,480
6.875% due 01/15/2016		3,000	3,285
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		5,100	5,481
5.450% due 11/22/2017		3,300	3,598
6.025% due 07/05/2022		23,000	25,732
6.800% due 11/22/2025		8,200	9,676
6.902% due 07/09/2020		2,100	2,486

Total Sovereign Issues (Cost $1,355,643)			1,454,613

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/29/2012 (e)		3,000	2,807

Total Preferred Securities (Cost $2,824)			2,807

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.4%

CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 06/28/2013		$1,700	1,694
2.219% due 02/15/2013		6,800	6,795

			8,489

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	$6,000	$6,000

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $6,081. Repurchase proceeds are $6,000.)

U.S. TREASURY BILLS 0.2%
0.133% due 02/14/2013 - 09/19/2013 (d)(i)(k)	11,482	11,473

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.0%
PIMCO Short-Term Floating NAV Portfolio	18,529,016	$185,716

Total Short-Term Instruments (Cost $211,670)		211,678

Total Investments 108.4% (Cost $6,442,337)		$6,817,943

Written Options (m) (0.2%) (Premiums $9,215)		(11,576)

Other Assets and Liabilities (Net) (8.2%)		(515,631)

Net Assets 100.0%		$6,290,736

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $14,225 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $100,502 at a weighted average interest rate of 0.144%.
(i)	Securities with an aggregate market value of $20,622 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(j)	Securities with an aggregate market value of $51,453 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
RDR	0.230%	09/12/2012	10/03/2012	$51,188	$(51,194)

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,872 and cash of $10,931 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$	117,216	$2,414	$11,498
CDX.IG-16 5-Year Index	1.000%	06/20/2016		191,700	1,945	1,644

					$4,359	$13,142

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,000	$122	$109
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	22,528	16,469

						$22,650	$16,578

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.801%	$	5,000	$271	$0	$271
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.704%		5,000	214	0	214
CSX Corp.	UAG	(0.880%	)	06/20/2017	0.456%		5,000	(100)	0	(100)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.225%		1,000	(38)	0	(38)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.316%		5,000	21	0	21
Limited Brands, Inc.	GST	(2.410%	)	09/20/2017	1.974%		2,000	(43)	0	(43)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.311%		5,000	(68)	0	(68)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.711%		10,500	(48)	327	(375)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	8.883%		2,500	674	0	674
Springleaf Finance Corp.	RYL	(1.300%	)	12/20/2017	8.883%		2,500	680	0	680

								$1,563	$327	$1,236

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	2.931%	$	8,300	$655	$333	$322
American International Group, Inc.	DUB	5.000%	09/20/2013	0.314%		100	5	(13)	18
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	1.620%		4,100	(113)	(133)	20
ArcelorMittal	BRC	1.000%	09/20/2017	5.242%	EUR	10,000	(2,275)	(2,227)	(48)
ArcelorMittal	CBK	1.000%	09/20/2017	5.242%		4,000	(910)	(824)	(86)
ArcelorMittal	JPM	1.000%	09/20/2017	5.242%		7,100	(1,615)	(1,596)	(19)
Biomet, Inc.	FBF	8.000%	03/20/2014	1.627%	$	1,473	137	0	137
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%	EUR	2,800	50	(421)	471
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.504%	$	1,200	149	36	113
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		1,590	(2)	(28)	26
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		700	(2)	(13)	11
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		1,600	12	(7)	19
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		500	0	(12)	12
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.272%		10,900	41	18	23
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		15,300	114	(60)	174
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.026%		1,000	(1)	(12)	11
Brazil Government International Bond	GST	1.000%	09/20/2016	0.877%		24,000	123	(792)	915
Brazil Government International Bond	GST	1.000%	12/20/2016	0.912%		9,000	35	(391)	426
Brazil Government International Bond	GST	1.000%	09/20/2017	1.075%		450	(2)	(11)	9
Brazil Government International Bond	HUS	1.000%	09/20/2016	0.877%		2,000	10	(70)	80
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		9,350	(8)	(176)	168
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		10,000	87	(94)	181
Brazil Government International Bond	MYC	1.470%	02/20/2017	0.955%		700	17	0	17
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.075%		1,160	(4)	(20)	16
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.272%		13,000	25	25	0
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.026%		2,240	(2)	(49)	47
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.075%		499	(1)	(14)	13
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.811%		13,000	1,106	0	1,106
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	1.180%		10,300	(86)	(326)	240
China Government International Bond	BOA	1.000%	09/20/2016	0.611%		3,100	48	16	32
China Government International Bond	BPS	1.000%	09/20/2015	0.422%		2,900	51	27	24
China Government International Bond	BRC	1.000%	09/20/2015	0.422%		4,000	70	38	32
China Government International Bond	BRC	1.000%	09/20/2016	0.611%		5,000	78	26	52
China Government International Bond	CBK	1.000%	12/20/2012	0.183%		2,300	5	9	(4)
China Government International Bond	CBK	1.000%	09/20/2015	0.422%		1,400	25	13	12
China Government International Bond	CBK	1.000%	09/20/2016	0.611%		7,000	109	36	73
China Government International Bond	FBF	1.000%	09/20/2016	0.611%		6,000	94	30	64
China Government International Bond	GST	1.000%	12/20/2012	0.183%		4,700	10	21	(11)
China Government International Bond	HUS	1.000%	12/20/2012	0.183%		4,700	10	17	(7)
China Government International Bond	HUS	1.000%	09/20/2015	0.422%		1,100	19	10	9
China Government International Bond	HUS	1.000%	09/20/2016	0.611%		1,000	15	(26)	41
China Government International Bond	MYC	1.000%	09/20/2015	0.422%		3,100	55	25	30
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		8,300	130	41	89
China Government International Bond	RYL	1.000%	09/20/2015	0.422%		4,000	70	37	33
China Government International Bond	UAG	1.000%	03/20/2013	0.183%		12,100	51	54	(3)
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.408%		6,000	82	0	82
Continental AG	BRC	5.000%	12/20/2013	0.538%	EUR	2,200	160	103	57
Continental AG	UAG	5.000%	12/20/2013	0.538%		4,200	305	214	91
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.918%	$	900	(85)	(106)	21

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
El Paso LLC	BOA	5.000%	09/20/2014	0.762%	$	400	$34	$(30)	$64
El Paso LLC	FBF	5.000%	09/20/2014	0.762%		6,300	536	(466)	1,002
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.438%		600	8	(15)	23
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.438%		800	11	(20)	31
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.438%		800	11	(26)	37
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		900	9	(7)	16
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	9	(7)	16
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%		300	4	(10)	14
Export-Import Bank of China	DUB	1.000%	09/20/2017	1.160%		500	(3)	(19)	16
France Government Bond	DUB	0.250%	09/20/2015	0.554%		700	(7)	(26)	19
France Government Bond	DUB	0.250%	03/20/2016	0.688%		7,200	(108)	(256)	148
France Government Bond	GST	0.250%	03/20/2016	0.688%		6,800	(102)	(227)	125
France Government Bond	JPM	0.250%	09/20/2015	0.554%		1,000	(9)	(35)	26
France Government Bond	MYC	0.250%	09/20/2016	0.835%		4,300	(98)	(203)	105
Frontier Communications Corp.	GST	5.000%	06/20/2019	5.062%		125	0	(14)	14
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.458%		7,300	12	(74)	86
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.458%		7,800	13	(83)	96
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.458%		5,000	15	(52)	67
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	2.050%		5,000	(131)	0	(131)
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.280%		1,400	2	(45)	47
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.286%		400	21	0	21
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.286%		5,000	170	0	170
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.266%		9,425	1,106	0	1,106
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.286%		3,540	8	0	8
GenOn Energy, Inc.	GST	5.000%	09/20/2014	2.482%		4,000	201	(657)	858
HCA, Inc.	FBF	5.000%	03/20/2014	1.821%		880	41	(132)	173
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.419%		120	6	11	(5)
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.337%		2,335	(36)	(90)	54
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.098%		22,200	(1,995)	(2,654)	659
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.337%		2,605	(39)	(101)	62
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.098%		16,800	(1,509)	(2,036)	527
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.064%		900	(2)	(34)	32
Indonesia Government International Bond	HUS	1.000%	12/20/2015	0.803%		4,250	29	(92)	121
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.337%		11,235	(169)	(468)	299
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.425%		1,441	(29)	(55)	26
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%		6,250	41	(130)	171
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%		1,740	(35)	(57)	22
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%		14,000	(31)	(579)	548
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%		5,795	(88)	(272)	184
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.425%		1,035	(21)	(46)	25
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.615%		3,119	(99)	(113)	14
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		2,490	10	(31)	41
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%		259	0	(5)	5
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		13,500	50	(305)	355
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%		9,900	109	(76)	185
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.974%		700	1	(7)	8
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.816%		5,900	47	(147)	194
Mexico Government International Bond	GST	2.050%	09/20/2013	0.251%		210	4	0	4
Mexico Government International Bond	GST	1.000%	03/20/2015	0.512%		30,000	371	(595)	966
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		4,900	54	(47)	101
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		8,980	34	(138)	172
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%		650	5	0	5
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%		870	3	(18)	21
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		450	1	(7)	8
Mexico Government International Bond	MYC	2.070%	09/20/2013	0.251%		530	10	0	10
Mexico Government International Bond	MYC	2.170%	09/20/2013	0.251%		120	2	0	2
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%		1,160	2	(8)	10
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.634%		5,000	60	(79)	139
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.512%		17,900	222	(324)	546
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.927%		2,240	8	(40)	48
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%		240	0	(6)	6
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.442%		1,000	37	0	37
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.092%		13,000	798	0	798
Nokia OYJ	BRC	5.000%	09/20/2014	6.008%	EUR	9,300	(207)	(699)	492
Nokia OYJ	BRC	5.000%	06/20/2015	7.285%		2,600	(181)	(64)	(117)
Nokia OYJ	FBF	5.000%	06/20/2014	5.295%		5,800	(25)	60	(85)
Nokia OYJ	MYC	5.000%	06/20/2015	7.285%		2,500	(174)	(87)	(87)
NRG Energy, Inc.	BOA	5.000%	06/20/2016	3.007%	$	1,500	108	28	80
NRG Energy, Inc.	BOA	5.000%	09/20/2016	3.234%		2,000	135	(12)	147
NRG Energy, Inc.	BPS	5.000%	09/20/2016	3.234%		2,300	155	(23)	178

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
NRG Energy, Inc.	DUB	5.000%	06/20/2016	3.007%	$	600	$43	$9	$34
NRG Energy, Inc.	FBF	5.000%	06/20/2015	2.084%		1,000	79	(15)	94
NRG Energy, Inc.	FBF	5.000%	06/20/2016	3.007%		2,400	172	39	133
NRG Energy, Inc.	GST	5.000%	06/20/2016	3.007%		9,000	646	186	460
NRG Energy, Inc.	GST	5.000%	09/20/2017	4.029%		4,200	188	(200)	388
NRG Energy, Inc.	MYC	5.000%	09/20/2016	3.234%		4,800	323	(30)	353
NRG Energy, Inc.	UAG	5.000%	06/20/2015	2.084%		500	40	(8)	48
NRG Energy, Inc.	UAG	5.000%	06/20/2016	3.007%		1,000	72	19	53
Peru Government International Bond	MYC	1.960%	10/20/2016	0.843%		600	32	0	32
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		4,100	(4)	(141)	137
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.594%		2,300	29	(52)	81
Philippines Government International Bond	BPS	1.000%	06/20/2017	1.114%		3,550	(18)	(104)	86
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.594%		4,900	61	(110)	171
Philippines Government International Bond	CBK	1.000%	06/20/2017	1.114%		2,600	(13)	(90)	77
Philippines Government International Bond	CBK	1.000%	09/20/2017	1.192%		700	(6)	(15)	9
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.262%		5,200	137	0	137
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.192%		4,500	289	0	289
Philippines Government International Bond	HUS	1.000%	06/20/2017	1.114%		5,300	(26)	(134)	108
Philippines Government International Bond	HUS	1.000%	09/20/2017	1.192%		240	(2)	(8)	6
Philippines Government International Bond	JPM	1.000%	09/20/2017	1.192%		1,160	(10)	(23)	13
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.192%		300	18	0	18
Philippines Government International Bond	UAG	2.260%	03/20/2013	0.203%		3,800	40	0	40
Philippines Government International Bond	UAG	1.000%	06/20/2017	1.114%		3,130	(15)	(117)	102
Philippines Government International Bond	UAG	1.000%	09/20/2017	1.192%		709	(6)	(20)	14
Poland Government International Bond	DUB	1.000%	12/20/2015	0.699%		13,520	134	(133)	267
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		1,000	11	(2)	13
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		1,000	11	(2)	13
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.428%		2,100	27	(30)	57
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.448%		200	2	(2)	4
Russia Government International Bond	BPS	1.000%	06/20/2017	1.395%		6,850	(122)	(437)	315
Russia Government International Bond	CBK	1.000%	06/20/2017	1.395%		2,200	(39)	(101)	62
Russia Government International Bond	CBK	1.000%	09/20/2017	1.454%		2,350	(51)	(116)	65
Russia Government International Bond	DUB	1.000%	06/20/2017	1.395%		3,400	(61)	(211)	150
Russia Government International Bond	DUB	1.000%	09/20/2017	1.454%		1,125	(25)	(66)	41
Russia Government International Bond	FBF	1.000%	09/20/2017	1.454%		2,900	(62)	(106)	44
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		2,725	(48)	(142)	94
Russia Government International Bond	GST	1.000%	09/20/2017	1.454%		30,000	(646)	(1,233)	587
Russia Government International Bond	HUS	1.000%	06/20/2017	1.395%		18,375	(327)	(999)	672
Russia Government International Bond	HUS	1.000%	09/20/2017	1.454%		650	(14)	(41)	27
Russia Government International Bond	UAG	1.000%	06/20/2017	1.395%		2,800	(49)	(176)	127
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.480%		1,400	13	0	13
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.480%		3,000	30	0	30
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.369%		1,600	(27)	(45)	18
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.369%		3,360	(56)	(123)	67
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.430%		360	(7)	(13)	6
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.369%		1,300	(22)	(35)	13
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.430%		1,050	(22)	(18)	(4)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.369%		1,320	(21)	(46)	25
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.896%		2,150	(143)	(83)	(60)
South Africa Government International Bond	GST	1.000%	09/20/2017	1.430%		675	(14)	(19)	5
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.369%		13,085	(217)	(437)	220
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.430%		2,131	(44)	(40)	(4)
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.896%		4,500	(298)	(147)	(151)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.369%		1,305	(22)	(39)	17
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	4.592%		3,100	(489)	(469)	(20)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	5.199%		3,400	(767)	(615)	(152)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.695%		500	33	(55)	88
SunGard Data Systems, Inc.	CBK	5.000%	09/20/2014	1.695%		2,100	139	(234)	373
SunGard Data Systems, Inc.	FBF	5.000%	09/20/2014	1.695%		2,400	159	(270)	429
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%	JPY	20,620	(5)	(45)	40
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%	$	3,200	71	26	45
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		5,800	152	72	80
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.215%		2,300	55	24	31
Univision Communications, Inc.	FBF	5.000%	09/20/2019	6.890%		1,000	(100)	(110)	10
Univision Communications, Inc.	GST	5.000%	09/20/2019	6.890%		4,150	(414)	(457)	43
Venezuela Government International Bond	BPS	5.000%	06/20/2017	7.642%		7,095	(708)	(951)	243
Venezuela Government International Bond	BRC	5.000%	06/20/2017	7.642%		800	(80)	(129)	49
Venezuela Government International Bond	CBK	5.000%	06/20/2017	7.642%		1,635	(164)	(189)	25
Venezuela Government International Bond	CBK	5.000%	09/20/2017	7.708%		391	(42)	(59)	17
Venezuela Government International Bond	DUB	5.000%	09/20/2017	7.708%		1,035	(109)	(156)	47

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Venezuela Government International Bond	FBF	5.000%	09/20/2017	7.708%	$	1,740	$(185)	$(274)	$89
Venezuela Government International Bond	GST	5.000%	06/20/2017	7.642%		1,305	(130)	(165)	35
Venezuela Government International Bond	HUS	5.000%	06/20/2017	7.642%		11,435	(1,141)	(1,335)	194
Venezuela Government International Bond	HUS	5.000%	09/20/2017	7.708%		1,050	(111)	(130)	19
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.082%		200	2	2	0
Wells Fargo & Co.	BRC	1.000%	03/20/2013	0.204%		2,000	9	(41)	50
Wells Fargo & Co.	CBK	1.000%	03/20/2013	0.204%		1,100	4	(25)	29
Wells Fargo & Co.	MYC	1.000%	03/20/2013	0.204%		900	4	(21)	25

							$(5,595)	$(29,304)	$23,709

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	$	68,400	$8,706	$9,168	$(462)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017		5,000	636	685	(49)
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017		64,285	8,182	8,366	(184)
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017		11,000	1,400	1,226	174
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017		40,715	5,182	5,497	(315)
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017		35,800	4,827	4,987	(160)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017		1,000	134	135	(1)
CDX.EM-18 5-Year Index	UAG	5.000%	12/20/2017		25,000	3,371	3,500	(129)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013	EUR	22,880	1,231	243	988

						$33,669	$33,807	$(138)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	58,600	$865	$150	$715
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		127,600	2,179	680	1,499
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		74,300	1,318	443	875
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		77,700	2,711	58	2,653
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		78,500	2,833	170	2,663
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		39,000	705	(15)	720
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		353,700	6,957	375	6,582
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		26,000	629	204	425
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	60,600	7,529	136	7,393
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	445,800	842	53	789
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		445,800	841	29	812
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,502,000	2,012	345	1,667
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,000	335	89	246
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		248,000	333	62	271
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		103,000	92	(19)	111
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		7,000	6	(1)	7
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		20,000	202	19	183

							$30,389	$2,778	$27,611

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	23,300	$0	$(107)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		23,300	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		23,300	0	(107)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		23,300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		80,400	0	(1,106)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		80,400	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		52,200	0	(566)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		52,200	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		28,600	51	(116)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		28,600	26	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		22,400	264	(883)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		22,400	421	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		47,900	282	(1,217)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		47,900	1,290	(64)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		119,600	1,352	(4,716)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		119,600	2,345	(66)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		199,000	249	(807)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		199,000	324	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		28,600	51	(116)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		28,600	26	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		26,100	24	(74)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		26,100	107	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		24,200	39	(79)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		24,200	57	(24)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		19,500	18	(56)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		19,500	81	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		36,300	64	(103)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		36,300	105	0

								$7,176	$(10,219)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$	10,200	$62	$(2)
Put - OTC CDX.IG-18 5-Year Index	CBK	Sell	1.700%	12/19/2012		111,700	695	(23)

							$757	$(25)

Options on Exchange-Traded Funds
Description	Strike Price		Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$	34.000	12/22/2012	30,500	$822	$(732)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	$105.906	11/07/2012	$	46,000	$230	$(555)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		46,000	230	(45)

						$460	$(600)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount		Premium
Balance at 03/31/2012	2,909	$	1,215,500	$8,733
Sales	33,212		938,500	3,760
Closing Buys	(5,621)		(477,300)	(3,278)
Expirations	0		0	0
Exercised	0		0	0

Balance at 09/30/2012	30,500	$	1,676,700	$9,215

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(n)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$242,000	$266,124	$(265,330)

(o)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	13	$	14	HUS	$0	$0	$0
10/2012		109,649		113,067	RBC	0	(592)	(592)
10/2012	BRL	63,522		31,306	UAG	0	(29)	(29)
10/2012	EUR	1,000		1,232	BRC	0	(53)	(53)
10/2012		9,291		12,081	CBK	140	0	140
10/2012		7,342		9,065	FBF	0	(370)	(370)
10/2012		1,805		2,332	HUS	13	0	13
10/2012		2,664		3,451	JPM	27	0	27
10/2012		2,293		2,996	RBC	49	0	49
10/2012		482,917		606,034	RYL	1,023	(15,640)	(14,617)
10/2012		255,524		328,571	UAG	168	0	168
10/2012	GBP	7,709		12,530	CBK	81	0	81
10/2012		30,727		48,594	GLM	0	(1,024)	(1,024)
10/2012		3,094		5,014	HUS	18	0	18
10/2012		5,136		8,317	JPM	23	0	23
10/2012		6,182		10,030	RBC	47	0	47
10/2012	INR	1,501,805		26,914	HUS	0	(1,559)	(1,559)
10/2012	MYR	127		39	UAG	0	(2)	(2)
10/2012	$	380	AUD	365	BPS	0	(2)	(2)
10/2012		30,971	BRL	63,522	UAG	363	0	363
10/2012		82,260	EUR	63,119	BPS	36	(1,175)	(1,139)
10/2012		382		314	BRC	21	0	21
10/2012		8,301		6,747	CBK	370	0	370
10/2012		1,537		1,234	DUB	49	0	49
10/2012		1,222		979	HUS	36	0	36
10/2012		286		235	JPM	16	0	16
10/2012		881		680	RYL	0	(7)	(7)
10/2012		520		417	UAG	16	0	16
10/2012		156	GBP	98	BRC	2	0	2
10/2012		5,003		3,094	CBK	0	(7)	(7)
10/2012		224		142	DUB	5	0	5
10/2012		80,173		49,514	HUS	0	(217)	(217)
10/2012		26,492	INR	1,501,805	JPM	1,981	0	1,981
10/2012		41	MYR	127	UAG	0	0	0
10/2012		901	PHP	39,420	CBK	42	0	42
10/2012		2,781	SGD	3,500	RYL	71	0	71
10/2012		18,400	ZAR	152,809	HUS	0	(101)	(101)
10/2012		12,500		103,851	JPM	0	(63)	(63)
10/2012		23,700		196,942	MSC	0	(116)	(116)
10/2012	ZAR	61,859	$	7,455	BRC	47	0	47
10/2012		55,673		6,713	HUS	46	0	46
10/2012		501,055		60,630	JPM	628	0	628
11/2012	GBP	3,094		5,003	CBK	7	0	7
11/2012		49,514		80,163	HUS	215	0	215
11/2012		2,127		3,453	JPM	19	0	19
11/2012		1,209		1,952	RYL	1	(1)	0
11/2012		4,165		6,756	UAG	31	0	31
12/2012	BRL	63,522		30,690	UAG	0	(408)	(408)
12/2012	CAD	38,777		39,748	DUB	375	0	375
12/2012	INR	1,501,805		27,755	HUS	0	(414)	(414)
12/2012	MXN	466,112		35,000	MSC	0	(990)	(990)
12/2012		333,138		25,000	UAG	0	(723)	(723)
12/2012	$	32,000	BRL	65,171	BRC	0	(95)	(95)
12/2012		20,000		40,715	MSC	0	(68)	(68)
12/2012		32,200		65,572	UAG	0	(99)	(99)
12/2012		26,604	INR	1,501,805	HUS	1,565	0	1,565
12/2012		5,940	JPY	468,749	FBF	71	0	71
12/2012		30,300	KRW	33,914,300	FBF	52	0	52
12/2012		10,000	MXN	128,505	CBK	0	(78)	(78)
12/2012		80		1,068	DUB	2	0	2
12/2012		11		143	FBF	0	0	0
12/2012		5,000		64,372	GLM	0	(30)	(30)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	37,596	MXN	512,763	JPM	$1,997	$0	$1,997
12/2012		22,588		291,200	MSC	13	(116)	(103)
12/2012		20,579		264,768	UAG	8	(143)	(135)
01/2013	IDR	240,619,503	$	24,561	MSC	0	(185)	(185)
01/2013	MYR	127		41	UAG	0	0	0
01/2013	$	965	IDR	9,389,774	BRC	1	0	1
01/2013		1,377		13,482,400	JPM	9	0	9
02/2013	CNY	257,500	$	40,971	CBK	456	0	456
02/2013		257,500		40,967	HUS	453	0	453
02/2013		221,101		34,946	UAG	158	0	158
02/2013		$6,871	CNY	43,100	BRC	0	(89)	(89)
02/2013		19,460		121,380	CBK	0	(362)	(362)
02/2013		29,800		185,565	GST	0	(604)	(604)
02/2013		53,109		333,056	JPM	0	(706)	(706)
02/2013		8,452		53,000	UAG	0	(113)	(113)
08/2013	CNY	65,000	$	10,264	HUS	104	0	104
08/2013	$	4,151	CNY	26,000	DUB	0	(87)	(87)
08/2013		3,021		19,000	RYL	0	(51)	(51)
08/2013		3,186		20,000	UAG	0	(60)	(60)
04/2014	CNY	25,000	$	3,924	UAG	61	0	61
04/2014	$	4,076	CNY	25,000	RYL	0	(213)	(213)

						$10,916	$(26,592)	$(15,676)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$181,094	$4,741	$185,835
Corporate Bonds & Notes
Banking & Finance	0	1,267,986	15,182	1,283,168
Industrials	0	1,711,037	34,656	1,745,693
Utilities	0	531,781	253	532,034
Convertible Bonds & Notes
Industrials	0	1,494	0	1,494
Municipal Bonds & Notes
Alaska	0	163	0	163
California	0	136,391	0	136,391
District of Columbia	0	602	0	602
Illinois	0	2,754	0	2,754
Indiana	0	2,893	0	2,893
Iowa	0	1,927	0	1,927
Kentucky	0	1,503	0	1,503
Massachusetts	0	5,225	0	5,225
New Jersey	0	4,846	0	4,846
New York	0	58,070	0	58,070
North Carolina	0	2,198	0	2,198
Ohio	0	30,930	0	30,930
Tennessee	0	3,588	0	3,588
Texas	0	2,444	0	2,444
West Virginia	0	18,964	0	18,964
U.S. Government Agencies	0	602,153	695	602,848
U.S. Treasury Obligations	0	165,485	0	165,485
Mortgage-Backed Securities	0	265,571	86	265,657
Asset-Backed Securities	0	77,357	16,776	94,133
Sovereign Issues	0	1,454,613	0	1,454,613

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Preferred Securities
Banking & Finance	$0	$2,807	$0	$2,807
Short-Term Instruments
Certificates of Deposit	0	8,489	0	8,489
Repurchase Agreements	0	6,000	0	6,000
U.S. Treasury Bills	0	11,473	0	11,473
PIMCO Short-Term Floating NAV Portfolio	185,716	0	0	185,716
	$185,716	$6,559,838	$72,389	$6,817,943

Short Sales, at value	$0	$(265,330)	$0	$(265,330)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	40,866	0	40,866
Foreign Exchange Contracts	0	10,916	0	10,916
Interest Rate Contracts	0	44,190	0	44,190
	$0	$95,972	$0	$95,972

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,944)	0	(2,944)
Equity Contracts	(732)	0	0	(732)
Foreign Exchange Contracts	0	(26,592)	0	(26,592)
Interest Rate Contracts	0	(10,818)	0	(10,818)
	$(732)	$(40,354)	$0	$(41,086)

Totals	$184,984	$6,350,126	$72,389	$6,607,499

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Bank Loan Obligations	$5,131	$253	$(1,987)	$6	$10	$1,328	$0	$0	$4,741	$0
Corporate Bonds & Notes
Banking & Finance	0	11,437	0	0	0	419	3,326	0	15,182	419
Industrials	35,854	0	(1,411)	(35)	(64)	312	0	0	34,656	378
Utilities	309	0	(47)	0	0	(9)	0	0	253	(12)
U.S. Government Agencies	696	0	0	(3)	0	2	0	0	695	2
Mortgage-Backed Securities	1,934	0	(185)	3	13	62	0	(1,741)	86	0
Asset-Backed Securities	10,903	8,104	(718)	29	14	551	0	(2,107)	16,776	522

Totals	$54,827	$19,794	$(4,348)	$0	$(27)	$2,665	$3,326	$(3,848)	$72,389	$1,309

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$4,741	Third Party Vendor	Broker Quote	98.50
Corporate Bonds & Notes
Banking & Finance	3,326	Benchmark Pricing	Base Price	86.50
	11,856	Third Party Vendor	Broker Quote	104.00
Industrials	34,656	Third Party Vendor	Broker Quote	96.50-115.50
Utilities	253	Third Party Vendor	Broker Quote	91.00
U.S. Government Agencies	695	Third Party Vendor	Broker Quote	120.25
Mortgage-Backed Securities	86	Benchmark Pricing	Base Price	100.35
Asset-Backed Securities	16,012	Benchmark Pricing	Base Price	97.77-97.80
	764	Third Party Vendor	Broker Quote	100.50

Total	$72,389

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$288	$288
Unrealized appreciation on foreign currency contracts	0	0	0	10,916	0	10,916
Unrealized appreciation on OTC swap agreements	0	27,725	0	0	27,611	55,336

	$0	$27,725	$0	$10,916	$27,899	$66,540

Liabilities:
Written options outstanding	$0	$25	$732	$0	$10,819	$11,576
Variation margin payable on financial derivative instruments (2)	0	187	0	0	0	187
Unrealized depreciation on foreign currency contracts	0	0	0	26,592	0	26,592
Unrealized depreciation on OTC swap agreements	0	2,918	0	0	0	2,918

	$0	$3,130	$732	$26,592	$10,819	$41,273

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1,249)	$(1,249)
Net realized gain on futures contracts	0	0	0	0	4,983	4,983
Net realized gain on written options	0	0	0	0	2,774	2,774
Net realized gain on swaps	0	6,792	0	0	2,166	8,958
Net realized gain on foreign currency transactions	0	0	0	37,797	0	37,797

	$0	$6,792	$0	$37,797	$8,674	$53,263

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(569)	$(569)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(785)	(785)
Net change in unrealized appreciation (depreciation) on written options	0	732	90	0	(4,358)	(3,536)
Net change in unrealized appreciation on swaps	0	19,425	0	0	29,320	48,745
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(16,948)	0	(16,948)

	$0	$20,157	$90	$(16,948)	$23,608	$26,907

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $29,720 as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$6,165	$(6,110)	$55
BPS	1,020	(1,050)	(30)
BRC	(1,665)	1,825	160
CBK	268	(230)	38
DUB	11,593	(11,030)	563
FBF	393	(120)	273
GLM	(290)	470	180
GST	893	(1,640)	(747)
HUS	14,711	(15,180)	(469)
JPM	4,759	(3,640)	1,119
MSC	(1,462)	1,309	(153)
MYC	7,314	(7,410)	(96)
RBC	(496)	939	443
RYL	(14,814)	16,079	1,265
RYM	(600)	0	(600)
UAG	5,717	(5,180)	537

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Floating Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.9%
AES Corp.
4.250% due 05/27/2018		$2,955	$2,975
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		2,947	2,948
CCM Merger, Inc.
6.000% due 03/01/2017		900	909
Chrysler Group LLC
6.000% due 05/24/2017		2,896	2,959
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		348	349
CSC Holdings LLC
1.966% due 03/29/2016		1,860	1,863
DaVita, Inc.
4.000% due 08/24/2019		6,400	6,424
4.500% due 10/20/2016		99	99
Delos Aircraft, Inc.
4.750% due 04/12/2016		800	809
Delphi Corp.
3.500% due 03/31/2017		1,953	1,962
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		952	956
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		344	346
First Data Corp.
2.967% due 09/24/2014		246	245
6.000% due 09/27/2018		14,700	14,467
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014		2,454	2,465
HCA, Inc.
2.466% due 11/17/2013		10,700	10,722
2.716% due 05/02/2016		8,437	8,416
Hertz Corp.
3.750% due 03/11/2018		6,895	6,890
IASIS Healthcare LLC
5.000% due 05/03/2018		7,880	7,914
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		13,021	13,086
iStar Financial, Inc.
5.000% due 06/28/2013		266	267
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	3,000	3,876
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$3,970	4,032
Manitowoc Co., Inc.
4.250% due 11/13/2017		1,660	1,673
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		5,910	5,927
Nielsen Finance LLC
2.228% due 08/09/2013		588	589
3.478% - 3.978% due 05/01/2016		844	848
Novelis, Inc.
4.000% due 03/10/2017		1,965	1,971
NRG Energy, Inc.
4.000% due 07/01/2018		8,394	8,449
Petroleum Export Ltd.
3.379% due 12/20/2012		172	160
Quintiles Transnational Corp.
5.000% due 06/08/2018		3,950	3,979
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,006
Reynolds Group Holdings Ltd. Seat Pagine Gialle SpA
0.538% due 06/03/2013	EUR	190	170

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$15,500	$15,206
SunGard Data Systems, Inc.
1.966% - 1.977% due 02/28/2014		1,785	1,788
3.716% due 02/28/2014		1,071	1,073
Terex Corp.
5.500% due 04/28/2017		1,485	1,492
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017		3,857	2,667
U.S. Airways Group, Inc.
2.716% due 03/23/2014		2,917	2,864
UPC Broadband Holding BV
3.873% due 12/30/2016	EUR	2,174	2,770
4.123% due 12/31/2017		941	1,203
Vodafone Americas Finance
6.875% due 08/17/2015		$5,538	5,731
Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,967

Total Bank Loan Obligations (Cost $156,683)			156,512

CORPORATE BONDS & NOTES 61.0%

BANKING & FINANCE 23.5%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		2,200	2,184
4.125% due 03/03/2014	EUR	100	133
ABN Amro Bank NV
2.217% due 01/30/2014		$12,000	12,127
Ally Financial, Inc.
2.618% due 12/01/2014		250	246
3.638% due 02/11/2014		17,400	17,595
3.779% due 06/20/2014		9,100	9,350
7.500% due 12/31/2013		2,200	2,327
8.300% due 02/12/2015		4,300	4,773
American Express Bank FSB
5.550% due 10/17/2012		929	931
6.000% due 09/13/2017		200	243
American Express Co.
7.250% due 05/20/2014		3,800	4,196
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,772
5.000% due 04/26/2023	GBP	200	341
5.450% due 05/18/2017		$4,700	5,371
5.600% due 10/18/2016		2,000	2,281
5.850% due 01/16/2018		13,800	16,048
8.250% due 08/15/2018		3,500	4,513
Anadarko Finance Co.
7.500% due 05/01/2031		200	269
ANZ National International Ltd.
6.200% due 07/19/2013		900	936
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		700	739
5.100% due 01/13/2020		100	115
Banco Bradesco S.A.
2.537% due 05/16/2014		15,500	15,615
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,944
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,526
Banco do Brasil S.A.
4.500% due 01/22/2015		13,400	14,137
4.500% due 01/20/2016	EUR	6,000	8,183
6.000% due 01/22/2020		$1,900	2,257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$500	$533
Banco Santander Brasil S.A.
2.485% due 03/18/2014		4,400	4,329
4.250% due 01/14/2016		4,000	4,100
4.500% due 04/06/2015		200	206
4.625% due 02/13/2017		6,900	7,142
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,737
3.875% due 09/20/2022		8,600	8,650
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,988
Bank of America Corp.
5.750% due 12/01/2017		11,250	12,961
6.000% due 09/01/2017		6,990	8,096
6.500% due 08/01/2016		285	330
7.375% due 05/15/2014		460	504
7.625% due 06/01/2019		30	38
Barclays Bank PLC
5.000% due 09/22/2016		500	556
5.200% due 07/10/2014		11,500	12,282
6.750% due 05/22/2019		6,200	7,586
10.179% due 06/12/2021		10,000	13,046
14.000% due 06/15/2019 (e)	GBP	7,200	14,619
BBVA Bancomer S.A.
4.500% due 03/10/2016		$16,700	17,702
6.500% due 03/10/2021		5,400	5,943
7.250% due 04/22/2020		400	435
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,950
7.250% due 02/01/2018		22,500	28,115
BM&FBovespa S.A.
5.500% due 07/16/2020		100	115
BNP Paribas S.A.
0.860% due 04/08/2013		100	100
5.000% due 01/15/2021		800	887
7.781% due 07/02/2018 (e)	EUR	22,000	28,494
BPCE S.A.
2.189% due 02/07/2014		$9,700	9,774
4.625% due 07/30/2015 (e)	EUR	200	193
5.250% due 07/30/2014 (e)		600	633
6.117% due 10/30/2017 (e)		350	355
9.000% due 03/17/2015 (e)		200	255
9.250% due 04/22/2015 (e)		500	634
CBA Capital Trust
6.024% due 03/15/2016 (e)		$2,700	2,702
CIT Group, Inc.
4.250% due 08/15/2017		16,500	17,210
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,278
4.750% due 02/10/2019	EUR	2,000	2,376
5.300% due 10/17/2012		$4,700	4,709
5.500% due 04/11/2013		4,800	4,918
5.850% due 07/02/2013		2,900	3,005
6.000% due 08/15/2017		200	233
6.125% due 11/21/2017		9,500	11,193
6.500% due 08/19/2013		2,500	2,625
Columbus International, Inc.
11.500% due 11/20/2014		13,850	15,512
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	700	822
7.589% due 01/30/2020 (e)		800	1,022
8.125% due 10/26/2019 (e)		200	286
Credit Suisse
5.000% due 05/15/2013		$1,200	1,232
5.500% due 05/01/2014		5,000	5,342

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$7,200	$7,488
Export-Import Bank of Korea
1.401% due 07/26/2013		4,900	4,900
3.750% due 10/20/2016		400	435
4.000% due 01/29/2021		3,800	4,160
5.125% due 06/29/2020		1,600	1,879
5.875% due 01/14/2015		400	441
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,800	2,352
7.625% due 09/15/2014		11,900	16,018
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$700	752
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		10,400	10,537
4.250% due 09/20/2022		2,700	2,773
5.625% due 09/15/2015		4,400	4,820
7.000% due 04/15/2015		100	112
8.000% due 06/01/2014		3,500	3,867
8.000% due 12/15/2016		5,200	6,230
8.700% due 10/01/2014		400	455
12.000% due 05/15/2015		200	250
General Electric Capital Corp.
0.499% due 12/20/2013		9,594	9,586
0.650% due 10/06/2015		1,000	986
Goldman Sachs Group, Inc.
0.823% due 03/22/2016		4,100	3,944
0.958% due 01/12/2015		6,100	5,988
3.700% due 08/01/2015		2,000	2,111
5.250% due 10/15/2013		100	104
6.150% due 04/01/2018		400	468
7.500% due 02/15/2019		300	373
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,574
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,200	1,473
HBOS PLC
6.750% due 05/21/2018		$7,500	7,650
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		4,000	4,412
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018^		2,861	329
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,211
HSBC Finance Corp.
0.848% due 06/01/2016		11,485	10,984
6.676% due 01/15/2021		1,800	2,091
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,914
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	9,367
5.500% due 03/25/2015		1,100	1,160
5.750% due 11/16/2020		7,600	8,125
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,162
9.250% due 05/15/2015	EUR	100	139
ING Groep NV
5.140% due 03/17/2016 (e)	GBP	200	249
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	15,342
5.875% due 05/01/2013		1,300	1,336
6.500% due 09/01/2014		10,500	11,340
Intesa Sanpaolo SpA
2.831% due 02/24/2014		26,000	25,621
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,210
5.000% due 11/15/2020		14,550	15,969

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase & Co.
4.650% due 06/01/2014		$900	$954
5.375% due 10/01/2012		1,000	1,000
7.900% due 04/30/2018 (e)		34,900	39,779
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		3,300	3,183
Korea Development Bank
3.000% due 09/14/2022		2,700	2,710
3.875% due 05/04/2017		7,500	8,181
5.300% due 01/17/2013		1,150	1,165
Korea Exchange Bank
4.875% due 01/14/2016		500	545
Korea Finance Corp.
3.250% due 09/20/2016		400	424
LBG Capital PLC
7.869% due 08/25/2020	GBP	600	949
8.875% due 02/07/2020	EUR	200	258
9.125% due 07/15/2020	GBP	500	817
9.334% due 02/07/2020		1,100	1,827
15.000% due 12/21/2019		300	632
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	500	650
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013^		2,543	908
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$700	786
Merrill Lynch & Co., Inc.
0.915% due 01/15/2015		5,000	4,843
5.450% due 02/05/2013		2,350	2,386
5.450% due 07/15/2014		2,000	2,135
6.875% due 04/25/2018		10,400	12,478
Morgan Stanley
0.935% due 10/15/2015		5,400	5,149
2.052% due 01/24/2014		1,200	1,204
5.950% due 12/28/2017		100	112
6.000% due 04/28/2015		400	434
6.625% due 04/01/2018		7,200	8,284
7.300% due 05/13/2019		12,000	14,181
Nationstar Mortgage LLC
7.875% due 10/01/2020		1,700	1,738
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,254
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,937	1,677
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	491
Provident Funding Associates LP
10.250% due 04/15/2017		$200	216
Prudential Covered Trust
2.997% due 09/30/2015		8,600	8,941
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	317
5.000% due 07/21/2020		2,200	2,524
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	9,269
Rabobank Group
4.750% due 01/15/2020		1,400	1,577
6.875% due 03/19/2020	EUR	8,700	11,795
11.000% due 06/30/2019 (e)		$1,300	1,718
RCI Banque S.A.
2.328% due 04/11/2014		3,200	3,136
4.600% due 04/12/2016		2,100	2,147
Regions Financial Corp.
4.875% due 04/26/2013		200	205
7.750% due 11/10/2014		12,700	14,160
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		200	214

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$5,080	$5,599
7.175% due 05/16/2013		100	103
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,100	1,161
5.400% due 03/24/2017		18,400	19,795
5.499% due 07/07/2015		7,200	7,786
5.717% due 06/16/2021		1,700	1,837
6.125% due 02/07/2022		1,750	1,938
SL Green Realty Corp.
5.000% due 08/15/2018		8,600	9,233
SLM Corp.
0.582% due 06/17/2013	EUR	100	127
5.000% due 10/01/2013		$6,500	6,768
5.050% due 11/14/2014		400	424
5.375% due 05/15/2014		800	846
6.250% due 01/25/2016		100	109
8.450% due 06/15/2018		3,600	4,235
State Bank of India
4.500% due 07/27/2015		6,100	6,352
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		815	839
Temasek Financial Ltd.
3.375% due 07/23/2042		3,000	2,933
4.300% due 10/25/2019		1,250	1,427
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		2,500	2,400
UBS AG
5.750% due 04/25/2018		810	956
5.875% due 12/20/2017		12,300	14,580
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	733
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		500	529
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	8,791
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		$3,500	3,517
Wachovia Bank N.A.
0.822% due 11/03/2014		2,728	2,706
Wachovia Corp.
0.659% due 06/15/2017		6,900	6,742
0.825% due 10/15/2016		1,000	969
5.750% due 02/01/2018		200	242
Waha Aerospace BV
3.925% due 07/28/2020		2,160	2,327
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,528
11.750% due 07/15/2017		4,100	3,885

			937,362

INDUSTRIALS 28.1%
Adaro Indonesia PT
7.625% due 10/22/2019		400	444
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		3,600	3,492
AES El Salvador Trust
6.750% due 02/01/2016		450	457
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,747
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	562
Aguila S.A.
7.875% due 01/31/2018		4,000	4,220
Alcoa, Inc.
6.750% due 07/15/2018		1,200	1,388

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aleris International, Inc.
7.625% due 02/15/2018		$1,200	$1,281
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	13,650
Altria Group, Inc.
9.250% due 08/06/2019		2,973	4,228
9.700% due 11/10/2018		744	1,067
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,138
4.375% due 07/16/2042		4,200	4,372
5.000% due 03/30/2020		6,000	7,056
5.750% due 01/15/2015		2,800	3,113
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,639	1,708
7.000% due 07/31/2019		1,074	1,097
10.375% due 01/02/2021		1,287	1,396
American Airlines, Inc.
7.500% due 03/15/2016^		9,400	9,494
American Tower Corp.
4.700% due 03/15/2022		1,400	1,539
7.000% due 10/15/2017		700	834
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,510
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,972
8.700% due 03/15/2019		1,100	1,478
Anglo American Capital PLC
4.125% due 09/27/2022		5,600	5,635
9.375% due 04/08/2014		4,100	4,578
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	421
6.500% due 04/15/2040		700	710
Anheuser-Busch Cos. LLC
6.500% due 02/01/2043		3,500	5,059
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	6,344
8.200% due 01/15/2039		1,000	1,678
ARAMARK Corp.
3.945% due 02/01/2015		25	25
8.500% due 02/01/2015		4,495	4,607
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	686
9.250% due 10/15/2020		1,100	1,463
Audatex North America, Inc.
6.750% due 06/15/2018		$2,200	2,359
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,501
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		14,501	15,443
Berry Plastics Corp.
4.264% due 09/15/2014		2,500	2,494
5.205% due 02/15/2015		12,000	12,036
8.250% due 11/15/2015		600	631
9.750% due 01/15/2021		3,500	4,007
Biomet, Inc.
10.000% due 10/15/2017		292	308
11.625% due 10/15/2017		8,966	9,560
Boston Scientific Corp.
4.500% due 01/15/2015		3,400	3,637
6.000% due 01/15/2020		1,900	2,262
Braskem Finance Ltd.
5.375% due 05/02/2022		12,100	12,584
5.750% due 04/15/2021		5,300	5,644
7.000% due 05/07/2020		1,000	1,155
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,450	5,682
6.875% due 01/15/2020		3,350	3,635

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Building Materials Corp. of America
6.750% due 05/01/2021		$2,800	$3,073
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,607	5,894
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		9,400	6,204
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,286
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,480
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,210
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,167
7.250% due 07/29/2019		1,400	1,688
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		6,800	7,038
7.750% due 05/15/2017		100	104
9.500% due 05/15/2016		1,100	1,194
CNOOC Finance Ltd.
3.875% due 05/02/2022		9,300	9,884
Concho Resources, Inc.
7.000% due 01/15/2021		500	563
CONSOL Energy, Inc.
8.000% due 04/01/2017		6,200	6,510
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	5,200	7,298
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$3,149	3,362
5.983% due 10/19/2023		456	508
6.000% due 07/12/2020		977	972
7.250% due 05/10/2021		1,262	1,442
9.000% due 01/08/2018		2,572	2,971
Continental Airlines, Inc.
6.750% due 09/15/2015		1,500	1,581
Continental Resources, Inc.
7.125% due 04/01/2021		700	791
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		6,500	6,662
9.250% due 06/30/2020		2,300	2,392
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		5,000	6,509
CPI International, Inc.
8.000% due 02/15/2018		850	814
Crown Americas LLC
7.625% due 05/15/2017		500	538
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,791
CSC Holdings LLC
7.625% due 07/15/2018		800	926
7.875% due 02/15/2018		4,250	4,930
8.500% due 06/15/2015		550	577
8.625% due 02/15/2019		2,500	2,975
CSN Islands Corp.
6.875% due 09/21/2019		5,550	6,216
9.750% due 12/16/2013		1,500	1,629
10.000% due 01/15/2015		1,300	1,500
CSN Resources S.A.
6.500% due 07/21/2020		13,900	15,046
CVS Pass-Through Trust
5.789% due 01/10/2026		1,479	1,645
6.036% due 12/10/2028		764	890
7.507% due 01/10/2032		102	131
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		458	495
6.200% due 01/02/2020		426	465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.718% due 07/02/2024		$650	$715
7.750% due 06/17/2021		164	188
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	6,416
9.500% due 12/11/2019		2,850	2,935
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	745
Devon Energy Corp.
5.625% due 01/15/2014		800	851
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	400	683
Digicel Group Ltd.
8.250% due 09/30/2020		$4,400	4,642
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,725
DISH DBS Corp.
6.625% due 10/01/2014		1,812	1,971
7.000% due 10/01/2013		5,095	5,362
7.125% due 02/01/2016		4,800	5,328
7.750% due 05/31/2015		7,000	7,910
7.875% due 09/01/2019		500	584
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,018
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,159
5.888% due 06/15/2019		6,003	6,828
Ecopetrol S.A.
7.625% due 07/23/2019		12,020	15,446
El Paso LLC
8.250% due 02/15/2016		2,400	2,662
Energy Transfer Partners LP
6.125% due 02/15/2017		200	230
8.500% due 04/15/2014		1,443	1,591
9.000% due 04/15/2019		4,667	6,025
9.700% due 03/15/2019		1,728	2,287
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	673
8.375% due 08/01/2066		1,815	2,048
Exide Technologies
8.625% due 02/01/2018		500	436
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,110
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	5,603
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	23,478
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		8,700	8,134
6.375% due 02/01/2016		2,400	2,346
6.875% due 02/01/2018		1,000	934
7.000% due 11/01/2015		3,500	3,500
8.250% due 11/01/2019		3,000	2,925
Georgia-Pacific LLC
8.250% due 05/01/2016		900	969
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,800	18,328
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,500	12,535
Glencore Funding LLC
6.000% due 04/15/2014		600	631
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	3,311
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,804
Grifols, Inc.
8.250% due 02/01/2018		$800	888
Grohe Holding GmbH
4.252% due 09/15/2017	EUR	900	1,107

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$4,200	$4,903
Hanesbrands, Inc.
4.113% due 12/15/2014		621	621
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	270
Harvest Operations Corp.
6.875% due 10/01/2017		$500	550
HCA, Inc.
6.500% due 02/15/2020		13,700	15,275
7.250% due 09/15/2020		750	844
7.875% due 02/15/2020		1,500	1,693
8.500% due 04/15/2019		7,300	8,267
9.875% due 02/15/2017		520	562
Health Management Associates, Inc.
6.125% due 04/15/2016		50	55
HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,600	5,100
8.000% due 01/31/2017		1,700	2,494
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$5,500	5,679
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	651
5.750% due 09/11/2019		700	831
7.625% due 04/09/2019		1,300	1,675
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,448
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	1,300	1,558
8.500% due 02/15/2016		$1,000	950
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		5,400	5,839
8.500% due 11/01/2019		1,400	1,585
Intelsat Luxembourg S.A.
11.500% due 02/04/2017 (b)		400	426
Jarden Corp.
6.125% due 11/15/2022		1,500	1,627
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,900	2,287
KazMunayGas National Co.
6.375% due 04/09/2021		7,800	9,404
7.000% due 05/05/2020		6,900	8,504
8.375% due 07/02/2013		400	420
11.750% due 01/23/2015		12,100	14,658
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	234
5.950% due 02/15/2018		3,419	4,122
6.850% due 02/15/2020		10,000	12,581
Kraton Polymers LLC
6.750% due 03/01/2019		650	673
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,900	3,132
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		400	495
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	832
Merck & Co., Inc.
6.000% due 09/15/2017		200	248
Meritor, Inc.
8.125% due 09/15/2015		2,500	2,637
MGM Resorts International
10.375% due 05/15/2014		700	791
11.125% due 11/15/2017		1,000	1,111
Michael Foods Group, Inc.
9.750% due 07/15/2018		5,300	5,936
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Multiplan, Inc.
9.875% due 09/01/2018		$1,300	$1,443
Mylan, Inc.
6.000% due 11/15/2018		300	320
7.625% due 07/15/2017		200	223
7.875% due 07/15/2020		1,800	2,029
Nakilat, Inc.
6.067% due 12/31/2033		3,700	4,403
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022 (a)		5,020	5,065
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,307
7.125% due 05/15/2018		3,100	3,286
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	604
Noble Group Ltd.
4.875% due 08/05/2015		2,000	2,090
6.625% due 08/05/2020		1,900	1,985
6.750% due 01/29/2020		5,245	5,586
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		616	588
Novelis, Inc.
8.375% due 12/15/2017		5,600	6,146
8.750% due 12/15/2020		2,300	2,559
NXP BV
3.247% due 10/15/2013	EUR	634	815
OGX Austria GmbH
8.375% due 04/01/2022		$8,500	7,416
8.500% due 06/01/2018		5,900	5,339
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,433
6.875% due 03/31/2017		50	67
Oshkosh Corp.
8.250% due 03/01/2017		$200	221
8.500% due 03/01/2020		100	113
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,572	5,018
9.625% due 07/15/2017	EUR	429	611
Peabody Energy Corp.
6.500% due 09/15/2020		$1,500	1,541
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	719
6.250% due 05/06/2018		1,000	1,173
Pemex Project Funding Master Trust
1.018% due 12/03/2012		7,000	6,988
5.500% due 02/24/2025	EUR	1,200	1,742
5.750% due 03/01/2018		$3,000	3,529
6.625% due 06/15/2035		500	630
6.625% due 06/15/2038		300	378
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		7,700	7,704
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	5,700	8,240
Petrobras International Finance Co.
5.375% due 01/27/2021		$23,800	26,942
5.750% due 01/20/2020		9,300	10,649
5.875% due 03/01/2018		4,600	5,265
7.750% due 09/15/2014		3,600	4,045
7.875% due 03/15/2019		7,130	8,993
8.375% due 12/10/2018		600	768
Petrohawk Energy Corp.
7.250% due 08/15/2018		11,600	13,198
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	543
5.000% due 10/28/2015		2,800	2,387
5.250% due 04/12/2017		10,800	8,586
5.375% due 04/12/2027		4,900	3,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/12/2037		$11,400	$6,954
8.500% due 11/02/2017		3,400	3,085
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		167	180
9.750% due 08/14/2019		3,200	4,144
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	187
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	612
Pride International, Inc.
6.875% due 08/15/2020		500	634
8.500% due 06/15/2019		15,700	20,895
Quebecor Media, Inc.
7.750% due 03/15/2016		12,324	12,724
Quicksilver Resources, Inc.
11.750% due 01/01/2016		4,100	4,161
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	3,736
Rain CII Carbon LLC
8.000% due 12/01/2018		700	718
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,329
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	5,134
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		11,400	11,414
6.875% due 02/15/2021		1,500	1,590
7.125% due 04/15/2019		3,000	3,180
7.750% due 10/15/2016		6,700	7,001
7.875% due 08/15/2019		3,000	3,255
8.250% due 02/15/2021		2,450	2,444
8.500% due 05/15/2018		1,100	1,122
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,255
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	451
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,500	1,433
6.250% due 07/15/2013		3,170	3,249
Rohm and Haas Co.
6.000% due 09/15/2017		3,000	3,591
RZD Capital Ltd.
5.739% due 04/03/2017		11,800	13,105
SABIC Capital BV
3.000% due 11/02/2015		4,600	4,746
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,700	2,794
7.500% due 02/15/2023		2,900	2,994
8.000% due 06/01/2018		1,500	1,583
8.125% due 10/15/2022		3,000	3,199
8.750% due 01/15/2020		100	109
Scientific Games International, Inc.
9.250% due 06/15/2019		700	781
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,900	2,031
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,100	11,924
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,200	4,529
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$2,300	2,329
Spectrum Brands, Inc.
9.500% due 06/15/2018		800	906
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,381
Steel Dynamics, Inc.
7.375% due 11/01/2012		$3,300	3,316
7.625% due 03/15/2020		100	109

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	$1,070
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,465
10.750% due 05/15/2019		500	603
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013		10,000	9,966
6.221% due 07/03/2017		2,900	3,038
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,691
6.375% due 11/15/2020		700	921
6.625% due 02/15/2021		1,000	1,328
6.750% due 08/15/2024		3,200	4,164
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,972
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		715	753
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	436
Tomkins LLC
9.000% due 10/01/2018		1,817	2,035
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,110
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,643
7.375% due 04/15/2018		4,000	4,789
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	326
UAL Pass-Through Trust
9.750% due 07/15/2018		2,073	2,374
10.400% due 05/01/2018		2,949	3,398
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	4,569
UPC Holding BV
8.375% due 08/15/2020		4,000	5,571
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,466
7.250% due 11/15/2021		$1,000	1,093
7.625% due 01/15/2020	EUR	3,000	4,154
UR Merger Sub Corp.
8.250% due 02/01/2021		$5,400	5,953
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		3,300	2,937
9.500% due 01/21/2020		1,900	1,691
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,259
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,429
5.625% due 09/15/2019		15,000	16,953
6.875% due 11/21/2036		100	116
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	3,056
6.750% due 08/15/2021		8,500	8,861
6.875% due 12/01/2018		3,200	3,384
7.000% due 10/01/2020		900	952
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		6,700	7,186
Volkswagen International Finance NV
4.000% due 08/12/2020		200	221
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	536
Windstream Corp.
7.875% due 11/01/2017		2,300	2,582
8.125% due 08/01/2013		2,400	2,532
WMG Acquisition Corp.
9.500% due 06/15/2016		5,425	5,947

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wynn Las Vegas LLC
7.750% due 08/15/2020		$10,400	$11,622
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	2,828
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	15,726

			1,123,319

UTILITIES 9.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,576
AES Corp.
8.000% due 10/15/2017		50	58
8.000% due 06/01/2020		4,400	5,137
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,638
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,347
7.700% due 08/07/2013		100	105
8.700% due 08/07/2018		6,500	8,474
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		500	521
BP Capital Markets PLC
3.625% due 05/08/2014		110	115
4.750% due 03/10/2019		220	256
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,838
Calpine Corp.
7.250% due 10/15/2017		$2,600	2,789
7.875% due 07/31/2020		1,100	1,207
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,618
7.750% due 11/30/2015		800	934
CMS Energy Corp.
5.050% due 02/15/2018		100	113
Colbun S.A.
6.000% due 01/21/2020		500	564
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,152
Duke Energy Corp.
5.050% due 09/15/2019		300	351
E.CL S.A.
5.625% due 01/15/2021		2,500	2,809
Energy Future Holdings Corp.
10.000% due 01/15/2020		7,000	7,752
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		1,000	1,130
Entergy Corp.
3.625% due 09/15/2015		900	947
5.125% due 09/15/2020		400	433
EP Energy LLC
7.750% due 09/01/2022		1,400	1,432
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	254
Frontier Communications Corp.
7.875% due 04/15/2015		465	523
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		900	955
5.092% due 11/29/2015		6,500	6,947
6.212% due 11/22/2016		6,200	6,905
6.510% due 03/07/2022		3,800	4,486
7.288% due 08/16/2037		2,000	2,530
8.146% due 04/11/2018		14,070	17,211
9.250% due 04/23/2019		23,650	30,922
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		384	435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indo Energy Finance BV
7.000% due 05/07/2018		$1,800	$1,872
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,560
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,525
9.375% due 01/28/2020		1,000	1,199
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,485
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,712
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,891
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	418
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,572
6.250% due 06/17/2014		800	867
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,381
Majapahit Holding BV
7.250% due 06/28/2017		100	119
7.750% due 10/17/2016		200	238
7.750% due 01/20/2020		4,200	5,303
National Grid PLC
6.300% due 08/01/2016		700	815
NGPL PipeCo LLC
7.119% due 12/15/2017		3,400	3,629
9.625% due 06/01/2019		7,100	8,112
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		8,700	10,212
NRG Energy, Inc.
7.375% due 01/15/2017		4,300	4,477
8.250% due 09/01/2020		2,100	2,300
NV Energy, Inc.
6.250% due 11/15/2020		2,800	3,250
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		3,298	3,725
Penn Virginia Corp.
10.375% due 06/15/2016		1,500	1,566
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	451
Petroleos Mexicanos
5.500% due 01/21/2021		21,700	25,552
5.500% due 06/27/2044		7,700	8,489
6.000% due 03/05/2020		5,000	6,000
8.000% due 05/03/2019		11,700	15,368
PG&E Corp.
5.750% due 04/01/2014		4,800	5,144
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,154
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,911
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,297
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,500	1,574
4.750% due 02/16/2021		3,700	4,113
5.000% due 10/19/2025		4,500	5,029
Qwest Corp.
3.639% due 06/15/2013		600	603
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		210	237
5.500% due 09/30/2014		6,500	7,055
5.832% due 09/30/2016		178	195
6.750% due 09/30/2019		250	314

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sierra Pacific Power Co.
6.000% due 05/15/2016	$200	$234
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	2,100	2,279
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	8,425	9,310
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,456
6.625% due 03/20/2017	7,500	8,578
7.250% due 02/02/2020	6,200	7,535
7.500% due 03/13/2013	7,500	7,723
7.500% due 07/18/2016	5,300	6,151
7.875% due 03/13/2018	3,800	4,617
Verizon Communications, Inc.
5.550% due 02/15/2016	800	926
8.750% due 11/01/2018	1,500	2,097
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	3,200	3,376
7.748% due 02/02/2021	200	214
9.125% due 04/30/2018	3,600	4,139
Vodafone Group PLC
5.450% due 06/10/2019	3,400	4,188

		377,001

Total Corporate Bonds & Notes (Cost $2,334,669)		2,437,682

MUNICIPAL BONDS & NOTES 1.3%

CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	1,400	1,946
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	131
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	200	274
7.950% due 03/01/2036	10,805	12,921
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	100	77
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	125
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	129
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	231
6.603% due 07/01/2050	100	146
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	138
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	780	785
7.490% due 11/01/2018	1,435	1,457
7.740% due 11/01/2021	1,885	1,912
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	740
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2011
0.811% due 07/01/2041	$11,100	$11,115

		32,353

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	134

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	258
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	12,371
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	128
5.882% due 06/15/2044	100	136
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,599
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	125

		14,617

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	242
6.500% due 06/01/2047	200	177

		419

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	134

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	136

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,575	5,035

Total Municipal Bonds & Notes (Cost $49,442)		52,828

U.S. GOVERNMENT AGENCIES 8.2%
Fannie Mae
0.417% due 10/27/2037	200	199
0.567% due 09/25/2042	23	23
1.250% due 03/14/2014 (i)	13,300	13,498
2.609% due 02/01/2035	103	110
3.500% due 11/01/2042	66,000	70,610
4.000% due 02/01/2041 - 11/01/2042	51,784	55,782
5.022% due 05/01/2035	239	258
5.500% due 04/01/2033 - 11/01/2042	150,605	165,151
6.000% due 04/25/2043	15	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.625% due 12/29/2014 (i)	$20,000	$20,138
5.000% due 02/15/2020	96	97
Ginnie Mae
0.521% due 12/16/2026	124	126

Total U.S. Government Agencies (Cost $325,539)		326,008

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.000% due 11/15/2021 (i)	5,700	5,953

Total U.S. Treasury Obligations (Cost $5,750)		5,953

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
2.996% due 11/25/2035	500	401
3.155% due 08/25/2035	1,733	1,615
5.266% due 10/25/2035	2,467	2,336
American General Mortgage Loan Trust
5.150% due 03/25/2058	429	445
American Home Mortgage Assets LLC
0.427% due 10/25/2046	299	174
American Home Mortgage Investment Trust
0.457% due 05/25/2047^	229	17
2.155% due 09/25/2045	82	73
Banc of America Commercial Mortgage Trust
5.920% due 02/10/2051	100	119
Banc of America Funding Corp.
0.717% due 07/26/2036	520	502
2.929% due 06/25/2034	190	193
3.080% due 09/20/2035	325	243
5.447% due 05/20/2036	1,366	1,292
5.595% due 05/20/2036	863	797
5.888% due 04/25/2037	559	505
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	3,703	3,707
Banc of America Mortgage Trust
2.868% due 11/20/2046	2,640	2,143
2.998% due 07/25/2033	82	82
3.000% due 02/25/2036	34	27
3.134% due 07/25/2033	1,155	1,169
5.500% due 12/25/2020	129	134
Bear Stearns Adjustable Rate Mortgage Trust
2.722% due 04/25/2034	2,280	2,253
2.735% due 01/25/2035	29	26
2.764% due 08/25/2033	254	260
3.117% due 05/25/2047^	320	246
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	1,585	1,497
2.953% due 03/25/2036^	171	103
2.974% due 11/25/2036	138	88
Bear Stearns Commercial Mortgage Securities
5.297% due 10/12/2042	1,000	1,127
5.712% due 04/12/2038	500	574
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	1,463	853
2.840% due 01/26/2036	568	359
CC Mortgage Funding Corp.
0.347% due 05/25/2048	2,574	1,715
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	903
Chase Mortgage Finance Corp.
3.011% due 02/25/2037	956	953
5.500% due 12/25/2022	2,051	2,142
5.774% due 09/25/2036	3,806	3,666

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037		$623	$331
2.679% due 08/25/2035		893	491
2.845% due 12/25/2035^		262	163
2.901% due 03/25/2034		13	13
3.109% due 09/25/2037^		614	462
5.320% due 08/25/2035		8,286	8,328
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044		700	779
Countrywide Alternative Loan Trust
0.377% due 02/25/2047		296	219
0.414% due 12/20/2046		907	561
0.429% due 07/20/2046^		291	139
0.447% due 08/25/2046		387	59
0.499% due 09/20/2046		591	92
0.549% due 11/20/2035		172	113
0.729% due 11/20/2035		468	101
1.148% due 12/25/2035		149	105
5.500% due 03/25/2036		165	111
5.506% due 11/25/2035^		309	222
6.000% due 02/25/2037		4,335	3,286
Countrywide Home Loan Mortgage Pass-Through Trust
2.836% due 04/25/2035		131	97
5.102% due 10/20/2035		365	286
5.143% due 05/20/2036		466	324
5.264% due 02/20/2036		441	373
5.500% due 11/25/2035		288	269
6.000% due 01/25/2037		11,910	10,198
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		21	18
2.460% due 06/25/2033		357	354
Credit Suisse Mortgage Capital Trust
5.863% due 02/25/2037		430	256
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		454	351
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036^		371	249
5.886% due 10/25/2036^		371	249
Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		661	658
Downey Savings & Loan Association Mortgage Loan Trust
0.529% due 10/19/2036^		636	8
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036		3,362	2,805
First Horizon Asset Securities, Inc.
5.295% due 02/25/2036		727	713
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037		600	527
Granite Master Issuer PLC
0.319% due 12/20/2054		3,173	3,108
0.319% due 12/20/2054	EUR	2,790	3,516
0.628% due 12/20/2054	GBP	453	717
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	539
GS Mortgage Securities Corp.
5.396% due 08/10/2038		500	536
GSR Mortgage Loan Trust
2.623% due 11/25/2035		159	156
2.646% due 09/25/2035		1,564	1,572
2.705% due 01/25/2036		119	101
6.000% due 02/25/2036		2,322	2,055
Harborview Mortgage Loan Trust
0.349% due 04/19/2038		1,538	1,139
0.409% due 09/19/2037		1,436	1,007
0.409% due 01/19/2038		51	37
0.559% due 06/20/2035		1,705	1,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Homebanc Mortgage Trust
0.397% due 12/25/2036	$323	$223
Indymac Index Mortgage Loan Trust
0.457% due 07/25/2035	29	22
2.999% due 06/25/2035	281	240
4.802% due 09/25/2035	293	248
JPMorgan Chase Commercial Mortgage Securities Corp.
5.359% due 12/15/2044	800	903
JPMorgan Mortgage Trust
3.050% due 07/25/2035	1,456	1,482
5.283% due 07/25/2035	517	522
5.440% due 06/25/2037	1,601	1,446
6.500% due 09/25/2035	791	785
JPMorgan Resecuritization Trust
0.731% due 03/26/2037	974	895
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,468	2,840
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	1,059	704
Mellon Residential Funding Corp.
0.661% due 12/15/2030	110	110
Merrill Lynch Alternative Note Asset
0.517% due 03/25/2037	483	220
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	73	62
5.094% due 12/25/2035	983	971
Morgan Stanley Capital Trust
5.610% due 04/15/2049	1,341	1,414
5.809% due 12/12/2049	200	239
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	29	26
2.611% due 07/25/2035	856	842
6.000% due 10/25/2037^	1,522	1,076
Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035	114	112
RBSGC Structured Trust
5.500% due 11/25/2035	3,955	2,758
RBSSP Resecuritization Trust
0.537% due 03/26/2037	1,080	1,001
0.717% due 03/26/2036	450	435
Residential Accredit Loans, Inc. Trust
0.397% due 06/25/2046	49	22
1.508% due 09/25/2045	931	679
6.000% due 06/25/2036	966	716
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	1,131	899
4.066% due 07/27/2037	2,973	2,351
5.818% due 08/25/2036	533	438
Sequoia Mortgage Trust
0.569% due 07/20/2033	373	369
Structured Adjustable Rate Mortgage Loan Trust
2.809% due 01/25/2035	1,079	968
2.816% due 09/25/2035	2,113	1,851
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037	1,732	1,141
0.467% due 09/25/2047	460	54
0.879% due 10/19/2034	462	441
0.919% due 03/19/2034	60	59
Structured Asset Securities Corp.
2.712% due 06/25/2033	468	466
2.843% due 10/28/2035	206	187
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	128
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048	41	41
5.922% due 05/15/2043	800	919
5.934% due 06/15/2049	1,176	1,226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.497% due 11/25/2045		$1,611	$1,380
0.527% due 01/25/2045		135	130
0.537% due 08/25/2045		884	810
0.848% due 02/25/2047		411	286
0.878% due 01/25/2047		1,099	905
0.918% due 05/25/2047		662	512
0.958% due 12/25/2046		613	526
1.028% due 10/25/2046		2,409	1,691
1.148% due 02/25/2046		2,424	2,168
1.348% due 11/25/2042		273	255
2.544% due 09/25/2033		469	484
2.657% due 12/25/2036^		3,895	3,071
2.704% due 02/25/2037		425	332
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 09/25/2033		582	595
2.614% due 07/25/2036^		118	102
2.615% due 04/25/2036		2,284	2,017
2.616% due 06/25/2035		2,268	2,340
2.617% due 03/25/2036		1,924	1,827
2.619% due 05/25/2036^		221	192
2.619% due 07/25/2036^		3,725	3,206
2.667% due 04/25/2036		6,950	6,271
5.992% due 11/25/2037^		2,944	2,637
6.000% due 04/25/2037		2,906	2,787

Total Mortgage-Backed Securities (Cost $149,622)			149,147

ASSET-BACKED SECURITIES 1.3%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		532	535
7.001% due 09/20/2022		5,950	5,817
Ameriquest Mortgage Securities, Inc.
0.687% due 01/25/2035		292	286
Asset-Backed Funding Certificates Trust
0.437% due 01/25/2037		1,988	973
Asset-Backed Securities Corp. Home Equity
1.871% due 03/15/2032		1,193	1,008
Atrium CDO Corp.
0.878% due 06/27/2015		732	726
Avoca CLO BV
0.743% due 09/15/2021	EUR	6,186	7,645
Bear Stearns Asset-Backed Securities Trust
0.767% due 10/25/2034		$341	339
Carrington Mortgage Loan Trust
0.457% due 10/25/2036		1,000	369
Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036		24	24
0.277% due 07/25/2045		894	701
0.327% due 08/25/2036		105	103
0.477% due 07/25/2045		2,000	899
Countrywide Asset-Backed Certificates
0.397% due 09/25/2036		361	342
0.467% due 04/25/2036		2,868	2,714
0.477% due 05/25/2036		1,469	1,422
4.740% due 10/25/2035		1,737	1,671
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		100	42
First Franklin Mortgage Loan Trust
0.327% due 11/25/2036		330	323
Franklin CLO Ltd.
0.649% due 06/15/2018		4,876	4,769
GSAMP Trust
0.287% due 12/25/2036		104	43
0.587% due 03/25/2047		4,500	1,638
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036		99	31

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.547% due 01/25/2046		$35	$17
0.777% due 10/25/2034		288	239
MASTR Asset-Backed Securities Trust
0.267% due 01/25/2037		504	117
Morgan Stanley Dean Witter Capital
1.567% due 02/25/2033		1,717	1,461
Moselle CLO S.A.
0.900% due 01/06/2020	EUR	2,165	2,701
RAAC Series
0.617% due 06/25/2047		$600	392
Residential Asset Mortgage Products Trust
0.667% due 04/25/2035		1,000	858
SACO, Inc.
0.717% due 12/25/2035		854	515
SLC Student Loan Trust
4.750% due 06/15/2033		1,451	1,393
SLM Student Loan Trust
1.621% due 08/15/2025		3,074	3,109
1.951% due 04/25/2023		1,157	1,206
3.471% due 05/16/2044		1,771	1,869
3.500% due 08/17/2043		1,711	1,663
Specialty Underwriting & Residential Finance
0.897% due 01/25/2034		17	14
Structured Asset Securities Corp.
0.297% due 01/25/2037		22	22
Venture CDO Ltd.
0.685% due 01/20/2022		2,000	1,915
Wind River CLO Ltd.
0.711% due 12/19/2016		1,049	1,026

Total Asset-Backed Securities (Cost $53,023)			50,937

SOVEREIGN ISSUES 21.1%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	8,941
4.000% due 08/20/2020		34,300	69,629
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	1,341
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	820
6.369% due 06/16/2018		$12,100	14,580
6.500% due 06/10/2019		1,800	2,227
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	8,120	10,638
Brazil Government International Bond
7.875% due 03/07/2015		$5,000	5,845
8.875% due 04/15/2024		200	325
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	3,600	4,634
10.000% due 01/01/2013		561	279
10.000% due 01/01/2014		2,834	1,435
10.000% due 01/01/2017		11,593	5,923
10.000% due 01/01/2021		5,521	2,785
Canada Housing Trust
3.800% due 06/15/2021	CAD	23,400	27,055
Colombia Government International Bond
6.125% due 01/18/2041		$600	816

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indonesia Government International Bond
3.750% due 04/25/2022		$1,800	$1,908
4.875% due 05/05/2021		5,800	6,663
6.875% due 03/09/2017		4,300	5,176
6.875% due 01/17/2018		2,800	3,440
7.500% due 01/15/2016		5,000	5,900
9.500% due 07/15/2031	IDR	41,000,000	5,571
10.000% due 02/15/2028		21,000,000	2,955
10.500% due 08/15/2030		29,000,000	4,246
11.625% due 03/04/2019		$5,200	7,969
Italy Buoni Poliennali Del Tesoro
3.750% due 08/01/2015	EUR	45,400	59,619
4.500% due 07/15/2015		109,300	146,229
Jordan Government International Bond
3.875% due 11/12/2015		$250	245
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	866
Mexico Government International Bond
5.750% due 10/12/2110		100	120
8.300% due 08/15/2031		100	161
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,172
Peru Government International Bond
7.350% due 07/21/2025		450	662
8.375% due 05/03/2016		12,000	15,000
8.750% due 11/21/2033		139	243
Philippines Government International Bond
8.250% due 01/15/2014		200	218
8.875% due 03/17/2015		107	127
9.000% due 02/15/2013		200	206
Qatar Government International Bond
4.000% due 01/20/2015		17,200	18,301
5.250% due 01/20/2020		600	713
6.550% due 04/09/2019		1,000	1,251
Republic of Korea
4.875% due 09/22/2014		200	216
Russia Government International Bond
4.500% due 04/04/2022		11,000	12,307
7.500% due 03/31/2030		26,344	33,312
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	3,795
6.875% due 05/27/2019		$2,170	2,742
8.000% due 12/21/2018	ZAR	202,600	26,663
8.250% due 09/15/2017		234,400	31,059
Spain Government International Bond
4.000% due 07/30/2015	EUR	150,500	194,087
Turkey Government International Bond
5.625% due 03/30/2021		$13,400	15,343
6.750% due 04/03/2018		2,700	3,183
6.750% due 05/30/2040		200	254
6.875% due 03/17/2036		1,600	2,036
7.000% due 03/11/2019		800	973
7.000% due 06/05/2020		5,100	6,292
7.250% due 03/05/2038		1,700	2,263
Uruguay Government International Bond
8.000% due 11/18/2022		5,631	8,216
Venezuela Government International Bond
7.650% due 04/21/2025		3,000	2,362
7.750% due 10/13/2019		900	781
8.250% due 10/13/2024		8,500	7,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 05/07/2028	$5,000	$4,425
9.375% due 01/13/2034	3,000	2,677
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	7,500	8,060
5.450% due 11/22/2017	1,900	2,071
6.025% due 07/05/2022	9,200	10,293
6.800% due 11/22/2025	4,700	5,546
6.902% due 07/09/2020	2,900	3,433

Total Sovereign Issues (Cost $814,985)		841,720

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Tropicana Las Vegas Hotel and Casino	50,000	138

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)	345,787	0

Total Common Stocks (Cost $6,936)		138

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 10/29/2012 (e)	1,500	1,403

Total Preferred Securities (Cost $1,412)		1,403

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.7%

CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
2.219% due 02/15/2013	$4,600	4,597

U.S. TREASURY BILLS 0.5%
0.135% due 01/31/2013 - 09/19/2013 (d)(h)(i)	19,736	19,721

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.1%
PIMCO Short-Term Floating NAV Portfolio	12,266,267	122,945

Total Short-Term Instruments (Cost $147,257)		147,263

Total Investments 104.4% (Cost $4,045,318)		$4,169,591

Written Options (k) (0.2%) (Premiums $5,529)		(6,957)

Other Assets and Liabilities (Net) (4.2%)		(169,196)

Net Assets 100.0%		$3,993,438

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Floating Income Fund (Cont.)

(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $8,487 at a weighted average interest rate of 0.238%.
(h)	Securities with an aggregate market value of $17,441 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Centrally cleared swap agreements outstanding on September 30, 2012: Securities with an aggregate market value of $34,654 and cash of $16,651 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$	162,720	$3,351	$15,962
CDX.IG-16 5-Year Index	1.000%	06/20/2016		141,100	1,432	1,210

					$4,783	$17,172

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	662,700	$(19,078)	$(12,013)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		795,900	(31,758)	(22,380)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		775,600	(46,212)	(40,072)

						$(97,048)	$(74,465)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.579%	$	2,000	$(87)	$0	$(87)
Embarq Corp.	GST	(1.000%	)	06/20/2016	0.855%		2,700	(16)	(19)	3
Embarq Corp.	JPM	(1.550%	)	06/20/2016	0.873%		3,000	(76)	0	(76)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.157%		400	3	32	(29)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.695%		1,000	(17)	(25)	8
Rohm & Haas Co.	FBF	(1.850%	)	09/20/2017	0.409%		3,000	(214)	0	(214)

								$(407)	$(12)	$(395)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GST	1.000%	03/20/2018	3.191%	$	1,900	$(204)	$(112)	$(92)
Alcoa, Inc.	JPM	1.000%	03/20/2018	3.191%		1,100	(118)	(62)	(56)
American International Group, Inc.	DUB	5.000%	09/20/2013	0.314%		1,000	48	(130)	178
American International Group, Inc.	UAG	5.000%	09/20/2014	0.661%		1,100	96	(154)	250
Amgen, Inc.	GST	1.000%	09/20/2014	0.223%		9,200	145	197	(52)
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	1.620%		2,300	(63)	(74)	11
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.889%		2,400	149	(65)	214
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.368%		2,200	7	0	7
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.679%		2,000	14	(117)	131
Berkshire Hathaway Finance Corp.	GST	1.000%	09/20/2015	0.857%		1,000	4	(30)	34
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	0.685%		2,000	19	4	15
Brazil Government International Bond	BOA	2.900%	05/20/2014	0.468%		5,200	265	0	265
Brazil Government International Bond	BOA	2.920%	05/20/2014	0.468%		2,500	128	0	128
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		4,300	(4)	(69)	65
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		1,700	(5)	(32)	27
Brazil Government International Bond	BRC	2.370%	05/20/2014	0.468%		3,400	137	0	137
Brazil Government International Bond	BRC	1.980%	09/20/2014	0.522%		6,700	198	0	198
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		2,000	(1)	(49)	48
Brazil Government International Bond	CBK	1.920%	09/20/2014	0.522%		6,700	190	0	190
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.026%		1,000	(1)	(14)	13
Brazil Government International Bond	CBK	1.000%	09/20/2017	1.075%		4,380	(14)	(97)	83
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		2,500	(2)	(87)	85
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%		5,650	(5)	(135)	130
Brazil Government International Bond	GST	1.000%	09/20/2017	1.075%		2,050	(7)	(49)	42

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HUS	1.000%	09/20/2016	0.877%	$	7,000	$36	$(244)	$280
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		3,900	(4)	(102)	98
Brazil Government International Bond	HUS	1.000%	09/20/2017	1.075%		4,850	(16)	(105)	89
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		32,000	278	(300)	578
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		2,500	(3)	(38)	35
Brazil Government International Bond	MYC	1.850%	09/20/2014	0.522%		6,700	180	0	180
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.026%		3,400	(3)	(111)	108
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.075%		2,500	(8)	(43)	35
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.272%		11,800	23	23	0
Brazil Government International Bond	UAG	2.250%	05/20/2014	0.468%		3,600	136	0	136
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.026%		6,775	(7)	(129)	122
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.075%		5,256	(18)	(156)	138
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.811%		6,000	510	0	510
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.824%		1,800	104	0	104
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	1.180%		4,900	(41)	(155)	114
China Government International Bond	BOA	1.000%	09/20/2016	0.611%		2,900	45	15	30
China Government International Bond	BPS	1.000%	09/20/2015	0.422%		1,000	17	9	8
China Government International Bond	BRC	1.000%	09/20/2015	0.422%		2,000	35	19	16
China Government International Bond	BRC	1.000%	09/20/2016	0.611%		7,000	109	36	73
China Government International Bond	CBK	1.000%	12/20/2012	0.183%		2,500	5	10	(5)
China Government International Bond	CBK	1.000%	09/20/2015	0.422%		500	9	5	4
China Government International Bond	CBK	1.000%	09/20/2016	0.611%		8,100	126	42	84
China Government International Bond	FBF	1.000%	09/20/2016	0.611%		1,000	16	5	11
China Government International Bond	GST	1.000%	12/20/2012	0.183%		5,000	11	23	(12)
China Government International Bond	HUS	1.000%	12/20/2012	0.183%		5,000	11	18	(7)
China Government International Bond	HUS	1.000%	09/20/2015	0.422%		400	7	4	3
China Government International Bond	MYC	1.000%	09/20/2015	0.422%		1,100	19	9	10
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		5,000	78	25	53
China Government International Bond	RYL	1.000%	09/20/2015	0.422%		2,600	46	24	22
China Government International Bond	UAG	1.000%	03/20/2013	0.183%		6,400	27	29	(2)
Colombia Government International Bond	CBK	1.000%	03/20/2016	0.712%		1,400	14	(10)	24
Comcast Corp.	GST	1.000%	06/20/2021	1.063%		9,900	(47)	(317)	270
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.408%		10,000	137	0	137
Continental AG	BRC	5.000%	12/20/2013	0.538%	EUR	1,300	94	61	33
Continental AG	UAG	5.000%	12/20/2013	0.538%		2,400	174	122	52
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.918%	$	600	(57)	(71)	14
Egypt Government International Bond	HUS	1.000%	03/20/2016	3.918%		200	(18)	(24)	6
El Paso LLC	BOA	5.000%	09/20/2014	0.762%		400	34	(30)	64
El Paso LLC	FBF	5.000%	09/20/2014	0.762%		4,600	392	(346)	738
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%		1,000	10	(1)	11
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		1,000	10	(9)	19
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		2,000	20	(10)	30
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	9	(8)	17
France Government Bond	DUB	0.250%	09/20/2015	0.554%		300	(3)	(11)	8
France Government Bond	DUB	0.250%	03/20/2016	0.688%		4,200	(63)	(149)	86
France Government Bond	GST	0.250%	03/20/2016	0.688%		8,200	(123)	(274)	151
France Government Bond	JPM	0.250%	09/20/2015	0.554%		100	(1)	(4)	3
France Government Bond	MYC	0.250%	09/20/2016	0.835%		1,100	(25)	(52)	27
Frontier Communications Corp.	BPS	5.000%	06/20/2019	5.062%		3,775	(7)	(444)	437
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.458%		6,200	10	(63)	73
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.458%		6,200	10	(66)	76
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.458%		5,900	17	(62)	79
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.266%		14,525	1,705	0	1,705
General Electric Capital Corp.	DUB	3.730%	12/20/2013	0.412%		5,000	210	0	210
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	2.482%		2,600	130	(390)	520
GenOn Energy, Inc.	GST	5.000%	09/20/2014	2.482%		2,800	140	(468)	608
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.419%		1,000	80	(103)	183
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.337%		10,150	(154)	(389)	235
Indonesia Government International Bond	BPS	1.000%	09/20/2017	1.425%		3,525	(71)	(114)	43
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.425%		2,820	(57)	(100)	43
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.098%		300	(27)	(35)	8
Indonesia Government International Bond	CBK	1.000%	03/20/2016	0.902%		400	2	(8)	10
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.337%		5,065	(77)	(227)	150
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.425%		3,750	(75)	(189)	114
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.098%		100	(9)	(12)	3
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.337%		11,250	(170)	(615)	445
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.064%		3,200	(7)	(120)	113
Indonesia Government International Bond	GST	1.000%	06/20/2017	1.337%		2,250	(34)	(92)	58
Indonesia Government International Bond	HUS	1.000%	12/20/2015	0.803%		12,750	85	(277)	362
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.337%		9,130	(138)	(543)	405

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.425%	$	7,234	$(145)	$(312)	$167
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%		18,750	124	(390)	514
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%		3,750	(75)	(123)	48
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%		9,780	(147)	(404)	257
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.425%		10,035	(201)	(479)	278
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.615%		1,900	(60)	(78)	18
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.615%		3,181	(100)	(115)	15
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		3,500	(42)	(203)	161
MetLife, Inc.	UAG	1.000%	09/20/2015	1.420%		3,900	(47)	(231)	184
Mexico Government International Bond	BOA	3.200%	05/20/2014	0.375%		2,800	164	0	164
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.390%		3,500	127	0	127
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		4,300	16	(58)	74
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%		616	1	(12)	13
Mexico Government International Bond	BRC	2.680%	05/20/2014	0.375%		3,400	163	0	163
Mexico Government International Bond	BRC	2.310%	06/20/2014	0.390%		2,900	116	0	116
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		500	2	(11)	13
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%		5,700	63	(44)	107
Mexico Government International Bond	CBK	1.000%	06/20/2017	0.927%		1,100	4	(14)	18
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.974%		1,700	2	(18)	20
Mexico Government International Bond	DUB	1.000%	09/20/2016	0.779%		1,500	13	(12)	25
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.816%		1,500	12	(37)	49
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		5,500	21	(99)	120
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		4,380	7	(68)	75
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%		5,000	60	(97)	157
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		9,050	33	(208)	241
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		2,800	31	(27)	58
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		5,090	19	(103)	122
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%		4,850	8	(70)	78
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%		3,310	12	(42)	54
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		2,050	4	(32)	36
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%		2,500	4	(17)	21
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.634%		20,000	241	(315)	556
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.927%		3,800	14	(77)	91
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%		4,640	7	(116)	123
Morgan Stanley	CBK	1.000%	06/20/2013	0.919%		200	0	(12)	12
Morgan Stanley	JPM	1.000%	06/20/2013	0.919%		100	0	(11)	11
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.442%		7,300	283	0	283
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.442%		2,000	73	0	73
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.442%		2,400	93	0	93
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.113%		1,900	102	0	102
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.092%		6,000	368	0	368
Nokia OYJ	BRC	5.000%	09/20/2014	6.008%	EUR	4,200	(93)	(393)	300
Nokia OYJ	BRC	5.000%	06/20/2015	7.285%		1,600	(111)	(39)	(72)
Nokia OYJ	FBF	5.000%	06/20/2014	5.295%		3,200	(14)	33	(47)
Nokia OYJ	MYC	5.000%	06/20/2015	7.285%		2,500	(174)	(87)	(87)
NRG Energy, Inc.	BOA	5.000%	06/20/2016	3.007%	$	1,900	136	35	101
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.852%		900	46	(92)	138
NRG Energy, Inc.	BPS	5.000%	09/20/2016	3.234%		1,000	68	(10)	78
NRG Energy, Inc.	DUB	5.000%	06/20/2016	3.007%		6,600	474	95	379
NRG Energy, Inc.	FBF	5.000%	06/20/2015	2.084%		300	23	(5)	28
NRG Energy, Inc.	FBF	5.000%	06/20/2016	3.007%		1,900	136	31	105
NRG Energy, Inc.	GST	5.000%	06/20/2016	3.007%		7,000	503	145	358
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		3,900	198	(394)	592
NRG Energy, Inc.	UAG	5.000%	06/20/2015	2.084%		800	63	(13)	76
NRG Energy, Inc.	UAG	5.000%	06/20/2016	3.007%		900	65	17	48
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		1,300	(1)	(45)	44
Pfizer, Inc.	MYC	1.000%	09/20/2014	0.208%		9,700	156	222	(66)
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.594%		5,000	62	(114)	176
Philippines Government International Bond	BPS	1.000%	06/20/2017	1.114%		7,880	(39)	(270)	231
Philippines Government International Bond	BRC	1.000%	09/20/2017	1.192%		1,880	(17)	(43)	26
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.594%		11,700	145	(262)	407
Philippines Government International Bond	CBK	1.000%	06/20/2017	1.114%		3,550	(17)	(125)	108
Philippines Government International Bond	CBK	1.000%	09/20/2017	1.192%		6,700	(60)	(205)	145
Philippines Government International Bond	DUB	1.000%	06/20/2017	1.114%		5,000	(25)	(182)	157
Philippines Government International Bond	DUB	1.000%	09/20/2017	1.192%		2,500	(23)	(87)	64
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.192%		3,000	193	0	193
Philippines Government International Bond	HUS	1.000%	06/20/2017	1.114%		4,900	(25)	(198)	173
Philippines Government International Bond	HUS	1.000%	09/20/2017	1.192%		4,490	(40)	(120)	80
Philippines Government International Bond	JPM	1.000%	06/20/2017	1.114%		2,500	(12)	(72)	60
Philippines Government International Bond	JPM	1.000%	09/20/2017	1.192%		2,500	(22)	(49)	27

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Philippines Government International Bond	MYC	1.000%	09/20/2015	0.594%	$	9,000	$111	$(176)	$287
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.192%		4,300	264	0	264
Philippines Government International Bond	UAG	1.000%	06/20/2017	1.114%		8,295	(41)	(265)	224
Philippines Government International Bond	UAG	1.000%	09/20/2017	1.192%		2,666	(24)	(75)	51
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.700%		400	5	(3)	8
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		400	4	(4)	8
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.700%		800	9	(6)	15
Russia Government International Bond	BPS	1.000%	06/20/2017	1.395%		10,100	(180)	(517)	337
Russia Government International Bond	BRC	1.000%	06/20/2017	1.395%		4,100	(73)	(270)	197
Russia Government International Bond	BRC	1.000%	09/20/2017	1.454%		10,950	(236)	(631)	395
Russia Government International Bond	CBK	1.000%	06/20/2017	1.395%		2,600	(46)	(130)	84
Russia Government International Bond	CBK	1.000%	09/20/2017	1.454%		9,600	(207)	(546)	339
Russia Government International Bond	DUB	1.000%	06/20/2017	1.395%		12,025	(214)	(596)	382
Russia Government International Bond	DUB	1.000%	09/20/2017	1.454%		11,375	(245)	(726)	481
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		31,575	(562)	(2,184)	1,622
Russia Government International Bond	GST	1.000%	09/20/2017	1.454%		6,250	(134)	(229)	95
Russia Government International Bond	HUS	1.000%	06/20/2017	1.395%		17,875	(318)	(1,087)	769
Russia Government International Bond	HUS	1.000%	09/20/2017	1.454%		13,675	(295)	(702)	407
Russia Government International Bond	UAG	1.000%	06/20/2017	1.395%		1,625	(29)	(102)	73
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.369%		4,900	(81)	(137)	56
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.369%		1,950	(32)	(71)	39
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.430%		9,780	(199)	(292)	93
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.369%		1,400	(24)	(43)	19
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.430%		2,550	(52)	(43)	(9)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.369%		4,530	(75)	(162)	87
South Africa Government International Bond	DUB	1.000%	09/20/2017	1.430%		3,750	(77)	(137)	60
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.896%		1,325	(88)	(51)	(37)
South Africa Government International Bond	GST	1.000%	06/20/2017	1.369%		17,200	(286)	(683)	397
South Africa Government International Bond	GST	1.000%	09/20/2017	1.430%		3,075	(63)	(88)	25
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.369%		4,455	(74)	(171)	97
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.430%		8,434	(172)	(226)	54
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.369%		3,750	(63)	(105)	42
South Africa Government International Bond	JPM	1.000%	09/20/2017	1.430%		3,525	(72)	(54)	(18)
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.896%		2,760	(183)	(90)	(93)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.369%		9,440	(157)	(265)	108
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	4.592%		800	(126)	(121)	(5)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.695%		1,500	99	(165)	264
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%	JPY	17,500	(4)	(38)	34
Turkey Government International Bond	CBK	1.000%	03/20/2015	0.929%	$	6,200	13	(174)	187
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		700	16	7	9
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		1,300	34	16	18
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.215%		500	12	5	7
Univision Communications, Inc.	FBF	5.000%	09/20/2019	6.890%		5,800	(577)	(638)	61
Univision Communications, Inc.	GST	5.000%	09/20/2019	6.890%		650	(65)	(72)	7
Vale Overseas Ltd.	UAG	0.650%	06/20/2014	0.751%		2,700	0	0	0
Venezuela Government International Bond	BPS	5.000%	06/20/2017	7.642%		12,100	(1,207)	(1,398)	191
Venezuela Government International Bond	BRC	5.000%	06/20/2017	7.642%		2,950	(294)	(475)	181
Venezuela Government International Bond	CBK	5.000%	06/20/2017	7.642%		17,055	(1,701)	(2,479)	778
Venezuela Government International Bond	CBK	5.000%	09/20/2017	7.708%		934	(100)	(141)	41
Venezuela Government International Bond	DUB	5.000%	06/20/2017	7.642%		4,600	(459)	(381)	(78)
Venezuela Government International Bond	DUB	5.000%	09/20/2017	7.708%		16,605	(1,764)	(2,569)	805
Venezuela Government International Bond	FBF	5.000%	09/20/2017	7.708%		3,750	(398)	(591)	193
Venezuela Government International Bond	GST	5.000%	06/20/2017	7.642%		3,465	(345)	(438)	93
Venezuela Government International Bond	HUS	5.000%	06/20/2017	7.642%		7,780	(776)	(946)	170
Venezuela Government International Bond	HUS	5.000%	09/20/2017	7.708%		9,825	(1,045)	(1,461)	416
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	0.673%		3,000	30	(19)	49
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	0.673%		3,600	36	2	34

							$(4,741)	$(36,617)	$31,876

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	$	26,250	$3,341	$3,008	$333
CDX.EM-17 5-Year Index	BRC	5.000%	06/20/2017		22,250	2,832	2,745	87
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017		17,600	2,240	2,315	(75)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017		20,000	2,545	2,740	(195)
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017		25,000	3,182	3,124	58
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017		2,900	392	396	(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017	$	1,000	$134	$135	$(1)
CDX.HY-9 5-Year Index	BRC	3.750%	12/20/2012		738	5	(3)	8

						$14,671	$14,460	$211

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	45,700	$675	$117	$558
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		130,500	2,228	704	1,524
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		185,700	3,295	1,108	2,187
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		91,300	3,185	68	3,117
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		90,500	3,266	196	3,070
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		23,500	425	(9)	434
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		366,400	7,208	449	6,759
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		20,700	501	162	339
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	11,900	1,484	31	1,453
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		50,000	6,232	159	6,073
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	340,800	643	40	603
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		340,700	643	22	621
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,196,000	1,601	276	1,325
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		78,000	105	20	85
Pay	28-Day MXN-TIIE	8.170%	11/04/2016	MYC		37,900	338	(35)	373
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		9,200	138	0	138
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		14,800	150	14	136
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		76,000	514	73	441

							$32,631	$3,395	$29,236

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	12,800	$0	$(59)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		12,800	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		12,800	0	(59)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		12,800	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		43,200	0	(594)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		43,200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		29,300	0	(318)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		29,300	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		18,300	33	(74)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		18,300	17	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		15,600	184	(615)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		15,600	293	(8)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		31,200	184	(792)

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	31,200	$840	$(42)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		79,600	900	(3,139)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		79,600	1,561	(44)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		127,900	160	(518)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		127,900	208	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		18,300	33	(74)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		18,300	17	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		16,700	15	(47)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		16,700	68	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		14,800	24	(49)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		14,800	35	(15)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		12,500	11	(36)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		12,500	52	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		23,300	41	(66)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		23,300	67	0

								$4,743	$(6,549)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$	6,500	$40	$(1)
Put - OTC CDX.IG-18 5-Year Index	CBK	Sell	1.700%	12/19/2012		72,000	446	(15)

							$486	$(16)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	$105.906	11/07/2012	$	30,000	$150	$(362)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		30,000	150	(30)

						$300	$(392)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	2,324	$777,900	$5,846
Sales	1,604	602,100	1,878
Closing Buys	(3,928)	(328,900)	(2,195)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$1,051,100	$5,529

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$85,000	$93,463	$(93,195)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	2,404	$	1,185	UAG	$0	$(1)	$(1)
10/2012	CNY	55,007		8,689	UAG	0	(52)	(52)
10/2012	EUR	235		288	BPS	0	(14)	(14)
10/2012		4,499		5,555	FBF	0	(227)	(227)
10/2012		235		291	HUS	0	(11)	(11)
10/2012		3		4	MSC	0	0	0
10/2012		354,448		443,837	RYL	675	(12,380)	(11,705)
10/2012		175,376		225,511	UAG	116	0	116
10/2012	GBP	27,641		43,714	GLM	0	(921)	(921)
10/2012	INR	976,912		17,507	HUS	0	(1,014)	(1,014)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	1,172	BRL	2,404	UAG	$14	$0	$14
10/2012		8,650	CNY	55,007	CBK	91	0	91
10/2012		56,855	EUR	43,600	BPS	0	(820)	(820)
10/2012		6,297		5,123	CBK	287	0	287
10/2012		1,788		1,454	DUB	81	0	81
10/2012		127		101	HUS	3	0	3
10/2012		366		286	RBC	5	(4)	1
10/2012		10,644		8,211	RYL	0	(91)	(91)
10/2012		611		472	UAG	0	(5)	(5)
10/2012		44,756	GBP	27,641	HUS	0	(121)	(121)
10/2012		17,233	INR	976,912	JPM	1,289	0	1,289
10/2012		72	MYR	228	HUS	3	0	3
10/2012		494	PHP	21,591	CBK	23	0	23
10/2012		2,076	SGD	2,612	RYL	53	0	53
10/2012		5,000	ZAR	41,524	HUS	0	(27)	(27)
10/2012		12,500		103,851	JPM	0	(63)	(63)
10/2012		22,100		183,647	MSC	0	(108)	(108)
10/2012	ZAR	44,126	$	5,318	BRC	34	0	34
10/2012		307,588		37,042	DUB	207	0	207
10/2012		39,714		4,789	HUS	33	0	33
10/2012		49,834		6,030	JPM	62	0	62
11/2012	AUD	78,366		81,618	WST	537	0	537
11/2012	GBP	27,641		44,751	HUS	120	0	120
12/2012	BRL	2,404		1,161	UAG	0	(15)	(15)
12/2012	CAD	26,517		27,181	DUB	256	0	256
12/2012	INR	976,912		18,054	HUS	0	(270)	(270)
12/2012	MXN	189,279		14,200	MSC	0	(415)	(415)
12/2012		333,175		25,000	UAG	0	(726)	(726)
12/2012	$	15,000	BRL	30,549	BRC	0	(45)	(45)
12/2012		20,000		40,715	MSC	0	(68)	(68)
12/2012		20,300		41,339	UAG	0	(62)	(62)
12/2012		17,306	INR	976,912	HUS	1,018	0	1,018
12/2012		19,400	KRW	21,712,500	FBF	32	0	32
12/2012		10,000	MXN	128,505	CBK	0	(78)	(78)
12/2012		58		770	DUB	2	0	2
12/2012		10,600		136,502	GLM	0	(60)	(60)
12/2012		33,423		455,846	JPM	1,775	0	1,775
12/2012		143		1,892	MSC	3	0	3
12/2012		17,648		227,056	UAG	2	(118)	(116)
01/2013	IDR	93,067,450	$	9,500	MSC	0	(72)	(72)
01/2013	$	383	IDR	3,729,000	BRC	0	0	0
01/2013		545		5,339,300	JPM	4	0	4
02/2013	CNY	131,459	$	20,916	CBK	233	0	233
02/2013		131,459		20,915	HUS	231	0	231
02/2013	$	15,800	CNY	98,434	CBK	0	(313)	(313)
02/2013		22,400		139,485	GST	0	(454)	(454)
02/2013		3,967		25,000	JPM	0	(34)	(34)
08/2013	CNY	87,000	$	13,738	HUS	139	0	139
08/2013	$	5,587	CNY	35,000	DUB	0	(117)	(117)
08/2013		3,975		25,000	RYL	0	(67)	(67)
08/2013		4,302		27,000	UAG	0	(80)	(80)
04/2014	CNY	25,000	$	3,924	UAG	60	0	60
04/2014	$	4,076	CNY	25,000	RYL	0	(213)	(213)

						$7,388	$(19,066)	$(11,678)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$156,512	$0	$156,512
Corporate Bonds & Notes
Banking & Finance	0	928,197	9,165	937,362
Industrials	0	1,100,583	22,736	1,123,319
Utilities	0	377,001	0	377,001
Municipal Bonds & Notes
California	0	32,353	0	32,353

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Indiana	$0	$134	$0	$134
New York	0	14,617	0	14,617
Ohio	0	419	0	419
Tennessee	0	134	0	134
Texas	0	136	0	136
West Virginia	0	5,035	0	5,035
U.S. Government Agencies	0	326,008	0	326,008
U.S. Treasury Obligations	0	5,953	0	5,953

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Mortgage-Backed Securities	$0	$149,147	$0	$149,147
Asset-Backed Securities	0	39,816	11,121	50,937
Sovereign Issues	0	841,720	0	841,720
Common Stocks
Consumer Discretionary	0	0	138	138
Preferred Securities
Banking & Finance	0	1,403	0	1,403
Short-Term Instruments
Certificates of Deposit	0	4,597	0	4,597
U.S. Treasury Bills	0	19,721	0	19,721
PIMCO Short-Term Floating NAV Portfolio	122,945	0	0	122,945
	$122,945	$4,003,486	$43,160	$4,169,591

Short Sales, at value	$0	$(93,195)	$0	$(93,195)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$50,283	$0	$50,283
Foreign Exchange Contracts	0	7,388	0	7,388
Interest Rate Contracts	0	29,236	0	29,236
	$0	$86,907	$0	$86,907

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,435)	0	(1,435)
Foreign Exchange Contracts	0	(19,066)	0	(19,066)
Interest Rate Contracts	0	(81,406)	0	(81,406)
	$0	$(101,907)	$0	$(101,907)

Totals	$122,945	$3,895,291	$43,160	$4,061,396

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,225	$0	$0	$0	$263	$1,677	$0	$9,165	$263
Industrials	23,204	0	(785)	(44)	(49)	410	0	0	22,736	431
Mortgage-Backed Securities	459	0	(43)	1	3	15	0	(435)	0	0
Asset-Backed Securities	7,936	5,148	(464)	22	8	386	0	(1,915)	11,121	358
Common Stocks
Consumer Discretionary	800	0	0	0	0	(662)	0	0	138	(662)
Industrials	0	0	0	0	(146)	146	0	0	0	0

Totals	$32,399	$12,373	$(1,292)	$(21)	$(184)	$558	$1,677	$(2,350)	$43,160	$390

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,677	Benchmark Pricing	Base Price	86.50
	7,488	Third Party Vendor	Broker Quote	104.00
Industrials	22,736	Third Party Vendor	Broker Quote	99.50-115.50
Asset-Backed Securities	10,586	Benchmark Pricing	Base Price	97.77-97.79
	535	Third Party Vendor	Broker Quote	100.50
Common Stocks
Consumer Discretionary	138	Other Valuation Techniques	—	—

Total	$43,160

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO Floating Income Fund (Cont.)

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$679	$679
Unrealized appreciation on foreign currency contracts	0	0	0	7,388	0	7,388
Unrealized appreciation on OTC swap agreements	0	33,111	0	0	29,236	62,347

	$0	$33,111	$0	$7,388	$29,915	$70,414

Liabilities:
Written options outstanding	$0	$16	$0	$0	$6,941	$6,957
Variation margin payable on financial derivative instruments (2)	0	237	0	0	890	1,127
Unrealized depreciation on foreign currency contracts	0	0	0	19,066	0	19,066
Unrealized depreciation on OTC swap agreements	0	1,419	0	0	0	1,419

	$0	$1,672	$0	$19,066	$7,831	$28,569

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(920)	$(920)
Net realized gain on futures contracts	0	0	0	0	856	856
Net realized gain on written options	0	0	0	0	1,792	1,792
Net realized gain on swaps	0	331	0	0	1,751	2,082
Net realized gain on foreign currency transactions	0	0	0	24,252	0	24,252

	$0	$331	$0	$24,252	$3,479	$28,062

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(418)	$(418)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(1,632)	(1,632)
Net change in unrealized appreciation (depreciation) on written options	0	470	0	0	(2,771)	(2,301)
Net change in unrealized appreciation (depreciation) on swaps	0	33,467	0	0	(74,282)	(40,815)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(8,094)	0	(8,094)

	$0	$33,937	$0	$(8,094)	$(79,103)	$(53,260)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(57,293) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$1,398	$(1,390)	$8
BPS	4,188	(3,900)	288
BRC	5,069	(5,100)	(31)
CBK	251	0	251
DUB	(1,805)	2,547	742
FBF	(924)	909	(15)
GLM	(365)	450	85
GST	1,282	(1,860)	(578)
HUS	8,930	(9,070)	(140)
JPM	9,895	(9,600)	295
MSC	(660)	600	(60)
MYC	3,021	(3,120)	(99)
RBC	1	0	1
RYL	(12,254)	12,936	682
RYM	(392)	0	(392)
UAG	5,347	(5,100)	247
WST	537	(250)	287

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 5.3%
Alliance Boots Holdings Ltd.
3.509% due 07/09/2015	GBP	18,529	$28,642
Allison Transmission, Inc.
2.720% due 08/07/2014		$19,397	19,467
AOT Bedding Super Holdings LLC
5.000% due 08/29/2019		14,500	14,462
Avaya, Inc.
3.177% due 10/24/2014		4,961	4,819
Bausch & Lomb, Inc.
5.250% due 05/17/2019		23,940	24,233
Caesars Entertainment Operating Co., Inc.
5.467% due 01/28/2018		16,768	15,282
Cardinal Health, Inc.
4.216% due 09/15/2016		26,006	26,104
Catalent Pharma Solutions
5.250% due 09/15/2017		13,895	14,034
Clear Channel Communications, Inc.
3.616% due 07/30/2014		6,421	6,060
Colfax Corp.
4.500% due 01/13/2019		5,707	5,751
Commscope, Inc.
4.250% due 01/14/2018		7,691	7,742
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		2,845	2,850
3.862% - 3.923% due 01/25/2017		3,754	3,776
Consolidated Container Co. LLC
6.250% due 07/03/2019		6,197	6,272
DaVita, Inc.
4.000% due 08/24/2019		9,500	9,536
4.500% due 10/20/2016		3,610	3,635
Fenwal, Inc.
2.672% due 02/28/2014		25,352	25,297
First Data Corp.
2.967% due 09/24/2014		26,182	26,084
Georgia Gulf Corp.
4.000% due 12/30/2013		68,500	67,986
Getty Images, Inc.
8.250% due 02/10/2013		62,250	61,783
Goodyear Engineered Products
3.500% due 07/31/2014		12,727	12,594
HCA, Inc.
2.466% due 11/17/2013		2,000	2,004
Hertz Corp.
6.375% due 02/26/2013		81,500	81,092
Intelsat Jackson Holdings S.A.
2.716% due 02/01/2014		20,750	20,636
Kinetic Concepts, Inc.
7.000% due 05/04/2018		16,351	16,607
Michaels Stores, Inc.
2.688% due 10/31/2013		10,000	10,041
Neustar, Inc.
5.000% due 11/08/2018		2,816	2,844
Newsday LLC
10.500% due 08/01/2013		19,750	19,849
Nuveen Investments, Inc.
5.862% - 5.947% due 05/13/2017		18,449	18,455
OSI Restaurant Partners LLC
2.500% due 06/14/2014		55,503	55,330
2.563% due 06/14/2013		5,097	5,081
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		12,903	13,037
Pinnacle Foods Finance LLC
2.731% due 04/02/2014		1,750	1,752
Plains Exploration & Production Co.
8.500% due 09/04/2013		36,750	36,474

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019		$4,708	$4,763
Quintiles Transnational Corp.
5.000% due 06/08/2018		31,353	31,580
R.H. Donnelley, Inc.
9.000% due 10/24/2014		1,955	1,184
Rexnord LLC
5.000% due 04/01/2018		11,910	11,981
ServiceMaster Co.
2.720% - 2.730% due 07/24/2014		93,353	93,385
Springleaf Financial Funding Co.
5.500% due 05/10/2017		31,950	31,343
Telesat LLC
4.250% due 03/28/2019		9,975	10,012
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017		73,503	50,821
Univision Communications, Inc.
2.216% due 09/29/2014		5,825	5,818
UPC Broadband Holding BV
3.873% due 12/30/2016	EUR	11,280	14,373
4.123% due 12/31/2017		4,884	6,241
US Foods, Inc.
2.720% due 07/03/2014		$39,554	39,205
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019		7,463	7,522
Visant Corp.
5.250% due 12/22/2016		2,307	2,234
Vodafone Americas Finance
6.875% due 08/17/2015		27,411	28,371
VWR Funding, Inc.
2.716% due 06/29/2014		1,597	1,599
Wolverine World Wide, Inc.
3.500% due 05/01/2013		38,750	38,363

Total Bank Loan Obligations (Cost $1,053,123)			1,048,406

CORPORATE BONDS & NOTES 79.9%

BANKING & FINANCE 10.4%
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,191
2.618% due 12/01/2014		1,725	1,695
4.500% due 02/11/2014		15,100	15,477
4.625% due 06/26/2015		21,050	21,600
5.500% due 02/15/2017		75,875	79,403
6.250% due 12/01/2017		46,300	50,262
6.750% due 12/01/2014		17,489	18,751
7.500% due 12/31/2013		23,807	25,176
7.500% due 09/15/2020		35,100	40,409
8.000% due 03/15/2020		28,940	34,004
8.000% due 11/01/2031		21,740	25,123
8.300% due 02/12/2015		21,750	24,142
American International Group, Inc.
5.750% due 03/15/2067	GBP	5,550	8,048
8.175% due 05/15/2068		$11,200	13,762
8.625% due 05/22/2068	GBP	25,800	48,328
Barclays Bank PLC
14.000% due 06/15/2019 (f)		27,340	55,512
BPCE S.A.
5.250% due 07/30/2014 (f)	EUR	700	739
9.000% due 03/17/2015 (f)		9,450	12,053
9.250% due 04/22/2015 (f)		4,000	5,076
12.500% due 09/30/2019 (f)		$1,232	1,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital One Capital
10.250% due 08/15/2039		$10,225	$10,583
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	13,225	19,204
CIT Group, Inc.
4.250% due 08/15/2017		$54,100	56,427
5.000% due 08/15/2022		50,275	52,571
5.250% due 03/15/2018		12,000	12,930
5.500% due 02/15/2019		23,750	25,828
Citigroup, Inc.
0.678% due 06/09/2016		7,000	6,475
Columbus International, Inc.
11.500% due 11/20/2014		16,890	18,917
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	5,050	5,931
7.589% due 01/30/2020 (f)		3,300	4,217
8.125% due 10/26/2019 (f)		1,500	2,142
8.375% due 10/13/2019 (f)		$4,773	4,666
E*TRADE Financial Corp.
6.750% due 06/01/2016		6,625	7,006
12.500% due 11/30/2017		5,500	6,277
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		30,000	34,007
6.625% due 08/15/2017		18,125	21,050
7.000% due 04/15/2015		28,750	32,272
8.000% due 06/01/2014		31,950	35,300
8.000% due 12/15/2016		32,250	38,636
8.125% due 01/15/2020		13,450	16,952
8.700% due 10/01/2014		15,762	17,933
12.000% due 05/15/2015		16,000	19,960
GMAC International Finance BV
7.500% due 04/21/2015	EUR	15,750	21,884
HBOS Capital Funding LP
6.071% due 06/30/2014 (f)		$1,100	861
6.461% due 11/30/2018 (f)	GBP	9,495	11,653
HBOS PLC
0.897% due 03/29/2016	EUR	1,000	1,087
1.112% due 09/06/2017		$1,550	1,265
6.000% due 11/01/2033		5,000	4,290
6.750% due 05/21/2018		31,670	32,303
Hub International Ltd.
8.125% due 10/15/2018		13,875	14,118
ILFC E-Capital Trust
6.250% due 12/21/2065		51,990	41,332
Ineos Finance PLC
7.500% due 05/01/2020		19,775	20,170
8.375% due 02/15/2019		11,200	11,830
9.000% due 05/15/2015		16,375	17,398
9.250% due 05/15/2015	EUR	8,675	12,040
International Lease Finance Corp.
5.625% due 09/20/2013		$13,000	13,455
5.650% due 06/01/2014		500	526
5.875% due 05/01/2013		9,275	9,530
6.250% due 05/15/2019		12,150	13,122
6.375% due 03/25/2013		8,000	8,190
6.625% due 11/15/2013		11,100	11,655
6.750% due 09/01/2016		23,625	26,667
7.125% due 09/01/2018		25,475	29,806
8.250% due 12/15/2020		7,100	8,467
8.625% due 09/15/2015		10,925	12,482
8.750% due 03/15/2017		20,950	24,616
ISS A/S
8.875% due 05/15/2016	EUR	27,000	35,911
Jaguar Holding Co.
9.500% due 12/01/2019		$18,000	20,295
KION Finance S.A.
7.875% due 04/15/2018	EUR	21,500	28,872

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LBG Capital PLC
6.385% due 05/12/2020	EUR	3,495	$4,132
6.439% due 05/23/2020		10,394	12,199
7.588% due 05/12/2020	GBP	1,500	2,358
7.625% due 12/09/2019		400	622
7.625% due 10/14/2020	EUR	1,000	1,210
7.867% due 12/17/2019	GBP	6,703	10,608
7.869% due 08/25/2020		16,800	26,570
7.875% due 11/01/2020		$12,725	12,852
8.500% due 12/17/2021 (f)		1,350	1,255
9.125% due 07/15/2020	GBP	2,500	4,084
9.875% due 02/10/2023		400	641
11.040% due 03/19/2020		6,370	11,256
15.000% due 12/21/2019		9,250	19,493
Lehman Brothers Holdings, Inc.
3.151% due 04/04/2016^		$6,200	1,596
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		5,000	5,617
Marina District Finance Co., Inc.
9.500% due 10/15/2015		5,900	5,981
9.875% due 08/15/2018		6,000	6,045
Masonite International Corp.
8.250% due 04/15/2021		49,731	52,715
MCE Finance Ltd.
10.250% due 05/15/2018		18,900	21,499
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,360
5.875% due 03/15/2022		10,000	10,750
QBE Capital Funding Ltd.
7.250% due 05/24/2041		12,150	12,321
Rabobank Group
11.000% due 06/30/2019 (f)		40,000	52,849
Regions Bank
7.500% due 05/15/2018		6,000	7,095
Regions Financial Corp.
7.375% due 12/10/2037		14,711	15,520
7.750% due 11/10/2014		19,400	21,631
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		7,000	7,472
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		4,176	3,817
4.700% due 07/03/2018		1,750	1,692
5.000% due 11/12/2013		5,630	5,801
6.990% due 10/05/2017 (f)		16,050	14,605
7.648% due 09/30/2031 (f)		16,870	16,533
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (f)	GBP	12,000	19,527
Santander UK PLC
9.625% due 10/30/2023		1,000	1,685
Serta Simmons Holdings LLC
8.125% due 10/01/2020 (b)		$10,875	11,065
SLM Corp.
0.582% due 06/17/2013	EUR	51,500	65,193
0.751% due 01/27/2014		$7,575	7,359
5.000% due 06/15/2018		1,000	1,007
5.375% due 05/15/2014		5,000	5,285
6.250% due 01/25/2016		6,450	7,030
8.000% due 03/25/2020		11,200	12,992
8.450% due 06/15/2018		30,000	35,295
Societe Generale S.A.
5.922% due 04/05/2017 (f)		17,270	14,004
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	2,500	3,129
6.500% due 09/15/2017		$3,000	2,550
6.900% due 12/15/2017		10,400	8,892
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,499
10.500% due 02/15/2019		6,000	9,156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		$10,250	$10,199
USB Capital
3.500% due 10/29/2012 (f)		2,000	1,716
Wachovia Capital Trust
5.570% due 10/29/2012 (f)		2,000	1,985
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		14,765	17,017
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		34,000	32,420
7.375% due 02/15/2018	EUR	12,000	14,341
11.750% due 07/15/2017		$41,692	39,503
11.750% due 07/15/2017	EUR	4,000	4,742

			2,070,029

INDUSTRIALS 62.0%
Actuant Corp.
5.625% due 06/15/2022		$8,800	9,174
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		6,000	6,120
Affinion Group, Inc.
7.875% due 12/15/2018		26,975	22,187
Aguila S.A.
7.875% due 01/31/2018		33,837	35,698
7.875% due 01/31/2018	CHF	13,650	15,493
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$28,255	30,939
AK Steel Corp.
8.375% due 04/01/2022		3,000	2,580
Alere, Inc.
7.875% due 02/01/2016		4,500	4,725
8.625% due 10/01/2018		30,868	32,566
9.000% due 05/15/2016		1,000	1,073
Aleris International, Inc.
7.625% due 02/15/2018		64,575	68,934
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	22,785
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,875
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,738
AMC Networks, Inc.
7.750% due 07/15/2021		10,675	12,116
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		6,415	6,800
American Stores Co.
8.000% due 06/01/2026		7,250	6,199
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,044
Ameristar Casinos, Inc.
7.500% due 04/15/2021		57,824	62,449
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,925
Antero Resources Finance Corp.
7.250% due 08/01/2019		12,000	13,050
9.375% due 12/01/2017		3,750	4,163
ARAMARK Corp.
3.945% due 02/01/2015		27,830	27,830
8.500% due 02/01/2015		16,486	16,898
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (c)		2,750	2,826
Arch Coal, Inc.
7.000% due 06/15/2019		27,325	23,090
7.250% due 10/01/2020		7,700	6,507
7.250% due 06/15/2021		23,625	19,845

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARD Finance S.A.
11.125% due 06/01/2018 (c)		$5,034	$4,847
11.125% due 06/01/2018 (c)	EUR	3,356	4,174
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		$6,100	6,568
7.375% due 10/15/2017	EUR	16,175	22,189
9.125% due 10/15/2020		$4,875	5,192
9.250% due 10/15/2020	EUR	29,750	39,568
Armored Autogroup, Inc.
9.250% due 11/01/2018		$9,000	8,100
Ashland, Inc.
4.750% due 08/15/2022		5,125	5,266
Ashtead Capital, Inc.
6.500% due 07/15/2022		18,800	19,810
Associated Materials LLC
9.125% due 11/01/2017		29,625	29,181
Atwood Oceanics, Inc.
6.500% due 02/01/2020		5,175	5,563
Audatex North America, Inc.
6.750% due 06/15/2018		29,475	31,612
AutoNation, Inc.
5.500% due 02/01/2020		2,000	2,145
6.750% due 04/15/2018		6,400	7,224
Avaya, Inc.
7.000% due 04/01/2019		52,000	48,620
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	21,809
B&G Foods, Inc.
7.625% due 01/15/2018		14,704	15,954
Ball Corp.
5.000% due 03/15/2022		16,000	16,780
6.750% due 09/15/2020		8,550	9,448
Basic Energy Services, Inc.
7.750% due 02/15/2019		18,825	19,390
Bausch & Lomb, Inc.
9.875% due 11/01/2015		32,250	33,338
BE Aerospace, Inc.
5.250% due 04/01/2022		32,000	33,360
6.875% due 10/01/2020		16,000	17,840
Beazer Homes USA, Inc.
6.625% due 04/15/2018		8,650	9,266
Belden, Inc.
5.500% due 09/01/2022		12,450	12,792
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,852
10.250% due 06/01/2014		5,000	5,619
Berry Plastics Corp.
4.264% due 09/15/2014		14,559	14,523
5.205% due 02/15/2015		22,245	22,312
8.250% due 11/15/2015		2,700	2,838
9.500% due 05/15/2018		31,400	34,618
9.750% due 01/15/2021		39,000	44,655
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	24,511	31,301
9.500% due 06/15/2017		1,000	1,295
BI-LO LLC
9.250% due 02/15/2019		$17,550	18,888
Biomet, Inc.
6.500% due 08/01/2020		59,850	62,169
6.500% due 10/01/2020 (b)		55,700	54,864
10.000% due 10/15/2017		30,102	31,795
11.625% due 10/15/2017		83,653	89,195
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	10,313
Bombardier, Inc.
7.250% due 11/15/2016	EUR	10,200	13,861
7.500% due 03/15/2018		$19,225	21,868

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$10,850	$11,175
Bristow Group, Inc.
6.250% due 10/15/2022 (b)		7,300	7,501
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,473
6.875% due 01/15/2020		17,500	18,987
Building Materials Corp. of America
6.750% due 05/01/2021		35,211	38,644
7.500% due 03/15/2020		17,581	19,339
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		20,211	21,247
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (c)		10,475	10,082
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (f)		5,000	3,575
Cablevision Systems Corp.
7.750% due 04/15/2018		10,650	11,848
8.000% due 04/15/2020		4,550	5,096
8.625% due 09/15/2017		8,750	10,216
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		15,000	15,037
10.000% due 12/15/2018		29,000	19,140
11.250% due 06/01/2017		26,725	28,863
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,299
Capella Healthcare, Inc.
9.250% due 07/01/2017		42,375	45,394
Carlson Wagonlit BV
6.875% due 06/15/2019		14,800	15,614
7.500% due 06/15/2019	EUR	6,000	7,999
Case New Holland, Inc.
7.750% due 09/01/2013		$8,500	8,936
7.875% due 12/01/2017		24,300	28,613
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,500	13,736
9.500% due 04/15/2015		8,023	8,214
9.750% due 04/15/2017	EUR	11,650	15,495
CC Holdings GS LLC
7.750% due 05/01/2017		$10,000	10,725
CCH LLC
13.500% due 11/30/2016		11,246	12,230
CCM Merger, Inc.
9.125% due 05/01/2019		3,000	3,053
CCO Holdings LLC
5.250% due 09/30/2022		20,500	20,705
6.500% due 04/30/2021		30,250	32,519
6.625% due 01/31/2022		21,271	23,345
7.000% due 01/15/2019		28,625	31,130
7.250% due 10/30/2017		1,000	1,095
7.375% due 06/01/2020		9,325	10,456
7.875% due 04/30/2018		14,500	15,769
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		7,250	8,129
6.625% due 10/15/2018		10,150	11,165
Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,750	3,583
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$35,000	35,175
Central Garden and Pet Co.
8.250% due 03/01/2018		7,525	8,014
Cequel Communications Holdings LLC
8.625% due 11/15/2017		31,500	33,784
Ceridian Corp.
8.875% due 07/15/2019		7,050	7,649
Chemtura Corp.
7.875% due 09/01/2018		13,500	14,749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
6.625% due 08/15/2020		$8,500	$8,808
7.250% due 12/15/2018		11,179	12,073
9.500% due 02/15/2015		40,845	45,185
Chester Downs & Marina LLC
9.250% due 02/01/2020		4,250	4,293
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		16,475	17,052
7.750% due 05/15/2017		15,650	16,286
9.500% due 05/15/2016		15,925	17,279
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,420
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,330
CityCenter Holdings LLC
7.625% due 01/15/2016		16,900	18,125
10.750% due 01/15/2017 (j)		21,582	22,657
Clean Harbors, Inc.
5.250% due 08/01/2020		23,825	24,659
Clear Channel Communications, Inc.
9.000% due 03/01/2021		12,700	11,366
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		61,875	60,478
9.250% due 12/15/2017		86,975	93,874
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,381
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		27,250	25,956
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,334
CommScope, Inc.
8.250% due 01/15/2019		49,610	53,827
Community Health Systems, Inc.
5.125% due 08/15/2018		18,800	19,552
7.125% due 07/15/2020		17,075	18,238
8.000% due 11/15/2019		6,000	6,615
Concho Resources, Inc.
5.500% due 04/01/2023		6,000	6,278
6.500% due 01/15/2022		29,925	33,142
7.000% due 01/15/2021		11,900	13,387
CONSOL Energy, Inc.
6.375% due 03/01/2021		8,000	7,820
8.000% due 04/01/2017		30,500	32,025
8.250% due 04/01/2020		45,075	47,441
Constellation Brands, Inc.
4.625% due 03/01/2023		17,275	17,707
6.000% due 05/01/2022		17,200	19,651
7.250% due 05/15/2017		12,000	14,070
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	34,575	47,696
7.500% due 09/15/2017		7,450	10,297
8.500% due 07/15/2015		6,750	9,473
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	390
7.566% due 09/15/2021		522	559
Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		1,262	1,275
Continental Resources, Inc.
5.000% due 09/15/2022		17,825	18,672
7.125% due 04/01/2021		4,650	5,255
7.375% due 10/01/2020		6,200	6,975
8.250% due 10/01/2019		5,454	6,163
Continental Rubber Of America Corp.
4.500% due 09/15/2019		21,800	22,323
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		43,726	47,661
10.875% due 12/15/2018	EUR	5,400	7,616

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,000	$25,012
Corrections Corp. of America
7.750% due 06/01/2017		3,985	4,294
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	12,279
Crown Americas LLC
6.250% due 02/01/2021		9,000	10,080
7.625% due 05/15/2017		2,850	3,064
Crown Castle International Corp.
7.125% due 11/01/2019		4,345	4,736
9.000% due 01/15/2015		4,550	4,903
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,407
CSC Holdings LLC
6.750% due 11/15/2021		$19,600	21,707
7.625% due 07/15/2018		51,223	59,291
7.875% due 02/15/2018		20,250	23,490
8.500% due 06/15/2015		700	734
8.625% due 02/15/2019		16,900	20,111
DaVita, Inc.
5.750% due 08/15/2022		36,475	38,116
6.375% due 11/01/2018		21,375	22,871
6.625% due 11/01/2020		26,975	28,964
Del Monte Corp.
7.625% due 02/15/2019		50,235	51,930
Delphi Corp.
6.125% due 05/15/2021		3,250	3,616
Denbury Resources, Inc.
8.250% due 02/15/2020		19,712	22,324
9.750% due 03/01/2016		1,500	1,616
Digicel Group Ltd.
8.250% due 09/30/2020		27,100	28,590
8.875% due 01/15/2015		3,500	3,595
10.500% due 04/15/2018		15,174	16,653
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,090
8.250% due 09/01/2017		44,350	48,341
DineEquity, Inc.
9.500% due 10/30/2018		26,540	30,057
DISH DBS Corp.
5.875% due 07/15/2022		44,900	46,247
6.625% due 10/01/2014		3,415	3,714
6.750% due 06/01/2021		20,000	21,900
7.000% due 10/01/2013		15,205	16,003
7.125% due 02/01/2016		94,089	104,439
7.750% due 05/31/2015		7,340	8,294
7.875% due 09/01/2019		20,000	23,350
DJO Finance LLC
7.750% due 04/15/2018		21,500	19,726
8.750% due 03/15/2018		3,500	3,741
9.750% due 10/15/2017		19,750	16,886
9.875% due 04/15/2018 (b)		7,300	7,245
Dole Food Co., Inc.
13.875% due 03/15/2014		2,000	2,260
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		11,975	12,634
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		22,425	24,303
Edcon Pty. Ltd.
3.502% due 06/15/2014	EUR	6,000	7,209
9.500% due 03/01/2018		$11,000	10,615
9.500% due 03/01/2018	EUR	2,000	2,442
El Paso LLC
7.000% due 06/15/2017		$28,420	32,761
7.250% due 06/01/2018		9,250	10,700
7.750% due 01/15/2032		59,265	69,376

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.800% due 08/01/2031		$43,291	$50,561
8.050% due 10/15/2030		5,683	6,734
Eldorado Resorts LLC
8.625% due 06/15/2019		7,500	7,463
Emergency Medical Services Corp.
8.125% due 06/01/2019		21,634	23,040
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		11,175	12,097
7.000% due 12/15/2020		4,000	4,330
7.250% due 01/15/2022		2,000	2,170
Energy Transfer Equity LP
7.500% due 10/15/2020		23,425	26,704
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,427
8.375% due 08/01/2066		55,051	62,121
Exide Technologies
8.625% due 02/01/2018		17,455	15,208
FGI Operating Co. LLC
7.875% due 05/01/2020		8,350	9,081
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		21,000	21,787
7.625% due 07/15/2017		11,390	12,529
First Data Corp.
6.750% due 11/01/2020		18,000	17,977
7.375% due 06/15/2019		16,250	16,839
8.250% due 01/15/2021		40,268	40,369
12.625% due 01/15/2021		11,736	12,220
First Wind Capital LLC
10.250% due 06/01/2018		5,000	5,125
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	10,231
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		21,825	20,406
6.875% due 02/01/2018		14,000	13,072
6.875% due 04/01/2022		40,325	37,049
7.000% due 11/01/2015		14,750	14,750
8.250% due 11/01/2019		43,550	42,461
Ford Motor Co.
6.375% due 02/01/2029		400	434
7.125% due 11/15/2025		8,000	9,080
7.500% due 08/01/2026		12,625	14,613
9.215% due 09/15/2021		2,200	2,805
Forest Oil Corp.
7.250% due 06/15/2019		31,250	31,172
8.500% due 02/15/2014		6,310	6,835
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		10,875	11,609
5.750% due 02/15/2021		1,500	1,613
5.875% due 01/31/2022		13,250	14,211
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		8,300	9,607
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,750	12,556
General Cable Corp.
5.750% due 10/01/2022		$23,500	23,970
Geo Group, Inc.
6.625% due 02/15/2021		9,250	9,944
Georgia-Pacific LLC
7.250% due 06/01/2028		11,140	14,144
7.375% due 12/01/2025		28,375	37,653
8.000% due 01/15/2024		60,000	82,085
8.250% due 05/01/2016		21,970	23,646
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020 (j)		18,925	21,054
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,971
9.500% due 06/15/2017		7,300	8,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	26,075	$27,523
Griffon Corp.
7.125% due 04/01/2018		$15,167	16,134
Grifols, Inc.
8.250% due 02/01/2018		23,900	26,529
Grohe Holding GmbH
4.252% due 09/15/2017	EUR	7,000	8,613
Gymboree Corp.
9.125% due 12/01/2018		$4,000	3,825
H&E Equipment Services, Inc.
7.000% due 09/01/2022		10,000	10,425
Harvest Operations Corp.
6.875% due 10/01/2017		7,475	8,223
HCA Holdings, Inc.
7.750% due 05/15/2021		30,642	33,553
HCA, Inc.
5.750% due 03/15/2014		2,000	2,110
5.875% due 03/15/2022		52,125	56,751
6.250% due 02/15/2013		1,000	1,019
6.375% due 01/15/2015		20,500	22,191
6.500% due 02/15/2020		67,635	75,413
6.750% due 07/15/2013		1,500	1,560
7.190% due 11/15/2015		17,217	18,939
7.250% due 09/15/2020		27,975	31,472
7.500% due 02/15/2022		69,550	79,113
7.875% due 02/15/2020		7,320	8,262
8.000% due 10/01/2018		14,650	16,957
8.360% due 04/15/2024		1,000	1,053
8.500% due 04/15/2019		38,125	43,177
9.000% due 12/15/2014		3,246	3,652
9.875% due 02/15/2017		10,436	11,271
HD Supply, Inc.
8.125% due 04/15/2019		51,170	55,647
11.000% due 04/15/2020		33,450	37,213
Headwaters, Inc.
7.625% due 04/01/2019		25,168	25,671
Health Management Associates, Inc.
7.375% due 01/15/2020		36,894	40,214
HeidelbergCement Finance BV
7.500% due 04/03/2020	EUR	5,000	7,181
Hertz Corp.
6.750% due 04/15/2019		$56,050	59,413
7.375% due 01/15/2021		21,450	23,166
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		15,150	15,491
8.875% due 02/01/2018		54,673	56,450
9.000% due 11/15/2020		61,750	55,421
Hiland Partners LP
7.250% due 10/01/2020		10,325	10,751
Hologic, Inc.
6.250% due 08/01/2020		23,250	24,761
Host Hotels & Resorts LP
4.750% due 03/01/2023		8,250	8,590
5.250% due 03/15/2022		27,440	29,772
6.000% due 10/01/2021		14,900	17,098
9.000% due 05/15/2017		25,707	28,149
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		9,200	9,890
7.625% due 06/15/2021		11,650	12,961
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,721
7.125% due 03/15/2021		8,500	9,191
Huntsman International LLC
5.500% due 06/30/2016		12,800	12,896
8.625% due 03/15/2020		4,500	5,108
8.625% due 03/15/2021		29,300	33,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyva Global BV
8.625% due 03/24/2016		$9,350	$8,462
IASIS Healthcare LLC
8.375% due 05/15/2019		41,220	39,571
Immucor, Inc.
11.125% due 08/15/2019		17,100	19,408
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,925	7,119
INEOS Group Holdings S.A.
7.875% due 02/15/2016		63,759	76,403
8.500% due 02/15/2016		$10,980	10,431
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	5,154
Inmet Mining Corp.
8.750% due 06/01/2020		15,625	16,250
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		28,195	30,592
7.250% due 10/15/2020		78,300	84,609
7.500% due 04/01/2021		19,250	20,934
8.500% due 11/01/2019		10,170	11,518
11.250% due 06/15/2016		3,632	3,795
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		14,250	15,123
11.500% due 02/04/2017 (c)		65,851	70,049
Interactive Data Corp.
10.250% due 08/01/2018		21,755	24,474
Intergen NV
9.000% due 06/30/2017		49,483	47,875
Interline Brands, Inc.
7.500% due 11/15/2018		6,650	7,232
inVentiv Health, Inc.
10.000% due 08/15/2018		9,300	8,231
Iron Mountain, Inc.
5.750% due 08/15/2024		15,650	15,767
Isabelle Acquisition Sub, Inc.
10.000% due 11/15/2018		2,500	2,722
J. Crew Group, Inc.
8.125% due 03/01/2019		14,773	15,549
Jaguar Land Rover PLC
7.750% due 05/15/2018		3,825	4,145
8.125% due 05/15/2018	GBP	3,000	5,249
8.125% due 05/15/2021		$20,000	21,875
Jarden Corp.
7.500% due 05/01/2017		5,066	5,826
7.500% due 01/15/2020		10,750	11,932
7.500% due 01/15/2020	EUR	7,450	10,311
8.000% due 05/01/2016		$5,500	5,899
JDA Software Group, Inc.
8.000% due 12/15/2014		8,000	8,440
JET Equipment Trust
10.000% due 12/15/2013		806	818
JMC Steel Group
8.250% due 03/15/2018		26,750	27,419
Kerling PLC
10.625% due 02/01/2017	EUR	5,000	6,120
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$10,250	10,019
Kinove German Bondco GmbH
9.625% due 06/15/2018		10,811	11,892
10.000% due 06/15/2018	EUR	12,330	17,390
Kraton Polymers LLC
6.750% due 03/01/2019		$10,400	10,764
Lamar Media Corp.
5.875% due 02/01/2022		8,050	8,614
Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	15,190
9.500% due 02/15/2019		14,750	16,778

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lawson Software, Inc.
9.375% due 04/01/2019		$5,775	$6,439
Lear Corp.
7.875% due 03/15/2018		7,785	8,602
Legrand France S.A.
8.500% due 02/15/2025		7,525	9,721
Lender Processing Services, Inc.
5.750% due 04/15/2023 (b)		14,500	14,500
Levi Strauss & Co.
6.875% due 05/01/2022		19,250	20,164
Libbey Glass, Inc.
6.875% due 05/15/2020		4,500	4,860
Limited Brands, Inc.
5.625% due 02/15/2022		11,150	12,070
6.625% due 04/01/2021		12,250	13,965
7.000% due 05/01/2020		4,975	5,672
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		6,975	7,289
8.125% due 05/15/2018		23,259	25,120
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		27,685	27,131
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		15,750	16,498
LyondellBasell Industries NV
5.000% due 04/15/2019		39,300	41,953
5.750% due 04/15/2024		31,850	36,389
Manitowoc Co., Inc.
8.500% due 11/01/2020		32,530	36,556
9.500% due 02/15/2018		4,484	5,045
McClatchy Co.
11.500% due 02/15/2017		11,000	11,880
Meritor, Inc.
8.125% due 09/15/2015		22,915	24,175
MGM Resorts International
5.875% due 02/27/2014		3,500	3,658
6.625% due 07/15/2015		21,725	23,354
6.750% due 04/01/2013		500	513
6.875% due 04/01/2016		9,085	9,539
7.500% due 06/01/2016		38,400	41,280
7.625% due 01/15/2017		34,175	36,396
7.750% due 03/15/2022		29,375	30,844
8.625% due 02/01/2019		15,975	17,493
9.000% due 03/15/2020		34,925	39,160
10.375% due 05/15/2014		28,925	32,685
11.125% due 11/15/2017		72,124	80,148
13.000% due 11/15/2013		2,025	2,293
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,620	48,854
Michaels Stores, Inc.
7.750% due 11/01/2018		26,975	29,063
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020 (b)		11,650	12,203
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		2,225	1,624
Mueller Water Products, Inc.
7.375% due 06/01/2017		10,750	11,072
8.750% due 09/01/2020		6,728	7,636
Multiplan, Inc.
9.875% due 09/01/2018		25,877	28,723
Mylan, Inc.
6.000% due 11/15/2018		10,000	10,650
7.625% due 07/15/2017		12,300	13,684
7.875% due 07/15/2020		32,966	37,169
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,250	6,207
8.875% due 12/01/2018		$14,500	13,304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NBTY, Inc.
9.000% due 10/01/2018		$20,250	$22,629
NCR Corp.
5.000% due 07/15/2022		6,400	6,496
New Albertson’s, Inc.
6.570% due 02/23/2028		500	274
7.450% due 08/01/2029		11,410	6,418
7.750% due 06/15/2026		1,000	618
New Gold, Inc.
7.000% due 04/15/2020		4,875	5,192
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,778
6.875% due 02/01/2020		28,250	31,146
7.125% due 05/15/2018		12,950	13,727
Nielsen Finance LLC
4.500% due 10/01/2020 (b)		27,000	26,966
7.750% due 10/15/2018		41,000	46,432
11.500% due 05/01/2016		33,038	37,085
11.625% due 02/01/2014		3,532	4,000
Nokia OYJ
5.375% due 05/15/2019		16,261	13,700
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		20,905	19,964
Northwest Airlines Pass-Through Trust
7.691% due 10/01/2018		4,808	5,031
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	6,617
Novelis, Inc.
8.375% due 12/15/2017		59,190	64,961
8.750% due 12/15/2020		60,725	67,557
NXP BV
3.205% due 10/15/2013		4,807	4,813
3.247% due 10/15/2013	EUR	1,119	1,438
9.750% due 08/01/2018		$9,100	10,510
10.000% due 07/15/2013		16,271	17,410
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,660
6.875% due 01/15/2023		10,250	10,916
OGX Austria GmbH
8.375% due 04/01/2022		15,400	13,436
8.500% due 06/01/2018		41,000	37,105
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	4,954
Oshkosh Corp.
8.250% due 03/01/2017		$3,750	4,144
8.500% due 03/01/2020		3,425	3,853
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		20,878	22,914
9.625% due 07/15/2017	EUR	11,789	16,816
Packaging Dynamics Corp.
8.750% due 02/01/2016		$9,275	9,832
Pactiv LLC
7.950% due 12/15/2025		10,972	8,887
8.375% due 04/15/2027		750	608
Party City Holdings, Inc.
8.875% due 08/01/2020		6,300	6,741
PE Paper Escrow GmbH
11.750% due 08/01/2014	EUR	453	608
Peabody Energy Corp.
6.000% due 11/15/2018		$20,200	20,301
6.250% due 11/15/2021		41,500	41,500
6.500% due 09/15/2020		13,700	14,077
7.875% due 11/01/2026		2,985	3,194
Penske Automotive Group, Inc.
5.750% due 10/01/2022		7,000	7,210
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		31,045	34,615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PetroBakken Energy Ltd.
8.625% due 02/01/2020		$21,900	$22,831
Petrohawk Energy Corp.
7.250% due 08/15/2018		39,600	45,054
PHH Corp.
9.250% due 03/01/2016		5,850	6,742
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		36,000	34,470
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		18,000	19,710
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		54,850	59,718
9.250% due 04/01/2015		8,279	8,507
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		10,000	9,350
Plains Exploration & Production Co.
6.125% due 06/15/2019		24,000	24,300
6.625% due 05/01/2021		17,653	18,006
6.750% due 02/01/2022		24,000	24,480
7.625% due 04/01/2020		26,330	28,239
8.625% due 10/15/2019		2,000	2,240
Ply Gem Industries, Inc.
8.250% due 02/15/2018		24,552	25,749
Polymer Group, Inc.
7.750% due 02/01/2019		24,110	25,798
Polypore International, Inc.
7.500% due 11/15/2017		17,000	18,402
Post Holdings, Inc.
7.375% due 02/15/2022		8,100	8,647
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,218
6.625% due 11/15/2020		6,000	6,420
Prestige Brands, Inc.
8.125% due 02/01/2020		10,500	11,760
8.250% due 04/01/2018		2,375	2,624
Priory Group PLC
7.000% due 02/15/2018	GBP	4,250	7,189
8.875% due 02/15/2019		2,500	4,047
Production Resource Group, Inc.
8.875% due 05/01/2019		$9,350	6,592
PVH Corp.
7.375% due 05/15/2020		25,945	29,448
Quebecor Media, Inc.
7.750% due 03/15/2016		57,165	59,023
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,077
11.750% due 01/01/2016		18,225	18,498
Quiksilver, Inc.
6.875% due 04/15/2015		15,000	15,000
QVC, Inc.
7.125% due 04/15/2017		8,825	9,314
7.375% due 10/15/2020		2,980	3,316
7.500% due 10/01/2019		8,545	9,460
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	9,555	12,985
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$10,250	9,943
9.875% due 04/15/2017		15,750	11,537
Rain CII Carbon LLC
8.000% due 12/01/2018		20,375	20,884
Range Resources Corp.
5.000% due 08/15/2022		14,000	14,787
5.750% due 06/01/2021		16,150	17,442
6.750% due 08/01/2020		16,225	17,929
7.250% due 05/01/2018		175	186
7.500% due 10/01/2017		100	104

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBS Global, Inc.
8.500% due 05/01/2018		$98,181	$108,735
Refresco Group BV
7.375% due 05/15/2018	EUR	7,500	9,349
Regal Cinemas Corp.
8.625% due 07/15/2019		$3,000	3,345
Regency Energy Partners LP
5.500% due 04/15/2023 (b)		11,050	11,202
6.500% due 07/15/2021		20,000	21,500
Rexel S.A.
6.125% due 12/15/2019		18,650	19,279
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		47,750	47,810
6.875% due 02/15/2021		14,080	14,925
7.125% due 04/15/2019		31,425	33,310
7.750% due 10/15/2016		7,000	7,315
7.750% due 10/15/2016	EUR	2,000	2,679
7.875% due 08/15/2019		$16,450	17,848
8.250% due 02/15/2021		43,775	43,666
8.500% due 05/15/2018		48,930	49,909
9.000% due 04/15/2019		34,000	34,850
9.875% due 08/15/2019		56,550	60,438
Rhodia S.A.
6.875% due 09/15/2020		12,035	13,569
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	11,508
6.850% due 07/15/2018		4,000	4,110
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		49,000	49,919
Roofing Supply Group LLC
10.000% due 06/01/2020		8,250	9,034
Ryerson, Inc.
9.000% due 10/15/2017 (b)		9,725	9,980
Ryland Group, Inc.
5.375% due 10/01/2022		5,100	5,126
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,128
Sally Holdings LLC
5.750% due 06/01/2022		16,075	17,200
6.875% due 11/15/2019		9,550	10,672
Samson Investment Co.
9.750% due 02/15/2020		48,750	50,273
SandRidge Energy, Inc.
7.500% due 03/15/2021		71,750	74,261
7.500% due 02/15/2023		12,500	12,906
8.000% due 06/01/2018		1,250	1,319
8.125% due 10/15/2022		61,175	65,228
8.750% due 01/15/2020		1,000	1,088
9.875% due 05/15/2016		6,740	7,380
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,800	5,005
6.625% due 04/15/2021		$6,750	6,514
7.750% due 07/15/2017		7,250	7,785
8.375% due 06/15/2019		5,000	5,369
SBA Communications Corp.
5.625% due 10/01/2019		11,450	11,693
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,500	12,118
Schaeffler Finance BV
7.750% due 02/15/2017		6,750	7,493
7.750% due 02/15/2017	EUR	52,329	74,807
8.500% due 02/15/2019		$29,515	33,204
8.750% due 02/15/2019	EUR	27,875	40,657
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,213
Scientific Games International, Inc.
6.250% due 09/01/2020		20,950	21,081
9.250% due 06/15/2019		5,500	6,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		$6,425	$6,955
7.250% due 01/15/2018		3,150	3,394
Sealed Air Corp.
6.875% due 07/15/2033		6,410	6,057
7.875% due 06/15/2017		5,000	5,375
8.125% due 09/15/2019		26,604	29,730
8.375% due 09/15/2021		21,228	23,881
Sealy Mattress Co.
10.875% due 04/15/2016		11,790	12,910
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,176
Sensata Technologies BV
6.500% due 05/15/2019		25,500	27,349
ServiceMaster Co.
7.000% due 08/15/2020		32,650	33,629
8.000% due 02/15/2020		9,250	9,851
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,128
Simmons Foods, Inc.
10.500% due 11/01/2017		8,600	7,461
Sinclair Television Group, Inc.
6.125% due 10/01/2022 (b)		19,500	19,622
SM Energy Co.
6.500% due 01/01/2023		5,000	5,256
Smithfield Foods, Inc.
6.625% due 08/15/2022		27,700	28,808
7.750% due 07/01/2017		23,262	26,286
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,671
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,726
Snoqualmie Entertainment Authority
4.476% due 02/01/2014		10,404	10,352
9.125% due 02/01/2015		6,588	6,703
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,765
Sophia LP
9.750% due 01/15/2019		32,000	34,560
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,363
9.500% due 06/15/2018		53,700	60,815
SPX Corp.
6.875% due 09/01/2017		13,675	15,350
Steel Dynamics, Inc.
6.125% due 08/15/2019		9,975	10,424
6.375% due 08/15/2022		6,450	6,692
7.375% due 11/01/2012		800	804
7.625% due 03/15/2020		6,000	6,540
STHI Holding Corp.
8.000% due 03/15/2018		24,985	26,734
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	10,150	12,261
Suburban Propane Partners LP
7.375% due 03/15/2020		$3,950	4,246
7.375% due 08/01/2021		3,279	3,517
7.500% due 10/01/2018		11,673	12,548
SunGard Data Systems, Inc.
7.375% due 11/15/2018		36,612	39,449
7.625% due 11/15/2020		30,000	32,700
10.250% due 08/15/2015		9,000	9,248
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018 (j)	EUR	15,500	21,661
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,179
7.000% due 12/31/2017		7,750	8,920
7.000% due 12/31/2017	EUR	2,675	3,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	$14,175
Taminco Global Chemical Corp.
9.750% due 03/31/2020		22,000	23,870
Teck Resources Ltd.
10.750% due 05/15/2019		27,488	33,166
Teleflex, Inc.
6.875% due 06/01/2019		10,500	11,340
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		30,000	29,512
5.289% due 12/09/2022	GBP	10,500	15,879
5.375% due 02/02/2026		4,207	6,180
Telesat LLC
12.500% due 11/01/2017		$6,200	6,929
Tenet Healthcare Corp.
8.000% due 08/01/2020		31,500	33,981
8.875% due 07/01/2019		13,300	15,095
10.000% due 05/01/2018		8,745	10,144
Terex Corp.
6.500% due 04/01/2020		2,075	2,163
8.000% due 11/15/2017		28,535	29,676
Tesoro Logistics LP
5.875% due 10/01/2020		5,400	5,549
Thermon Industries, Inc.
9.500% due 05/01/2017		6,526	7,301
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		3,000	2,445
Tomkins LLC
9.000% due 10/01/2018		33,842	37,903
Townsquare Radio LLC
9.000% due 04/01/2019		6,400	6,912
TransDigm, Inc.
7.750% due 12/15/2018		73,205	81,258
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		25,500	27,922
TransUnion LLC
11.375% due 06/15/2018		57,876	68,438
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,757
Trinidad Drilling Ltd.
7.875% due 01/15/2019		5,025	5,452
Triumph Group, Inc.
8.625% due 07/15/2018		17,625	19,960
Tronox Finance LLC
6.375% due 08/15/2020		9,850	9,985
Truven Health Analytics, Inc.
10.625% due 06/01/2020		25,000	26,875
TRW Automotive, Inc.
7.250% due 03/15/2017		14,750	16,926
UAL Pass-Through Trust
9.750% due 07/15/2018		24,319	27,845
Unitymedia GmbH
9.500% due 03/15/2021	EUR	7,600	10,987
Unitymedia Hessen GmbH & Co. KG
4.502% due 03/15/2018		4,250	5,475
5.500% due 09/15/2022		20,000	25,315
7.500% due 03/15/2019		$9,250	10,198
7.500% due 03/15/2019	EUR	4,300	6,051
8.125% due 12/01/2017		1,850	2,562
Universal City Development Partners Ltd.
10.875% due 11/15/2016		$4,241	4,908
Univision Communications, Inc.
6.750% due 09/15/2022		34,275	34,446
6.875% due 05/15/2019		25,000	25,875
7.875% due 11/01/2020		28,513	30,651
8.500% due 05/15/2021		46,100	47,022

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
6.375% due 09/15/2022	EUR	38,000	$47,001
8.000% due 11/01/2016		8,250	10,981
8.375% due 08/15/2020		30,000	41,780
9.750% due 04/15/2018		10,273	14,182
9.875% due 04/15/2018		$2,000	2,210
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	27,500	36,664
6.625% due 07/01/2020		$10,750	11,314
6.875% due 01/15/2022		19,775	21,060
7.250% due 11/15/2021		10,500	11,471
7.625% due 01/15/2020	EUR	27,250	37,731
UR Merger Sub Corp.
5.750% due 07/15/2018		$6,250	6,617
7.375% due 05/15/2020		21,250	22,897
7.625% due 04/15/2022		38,150	41,870
8.250% due 02/01/2021		17,035	18,781
8.375% due 09/15/2020 (j)		27,250	29,294
10.875% due 06/15/2016		2,500	2,794
US Foods, Inc.
8.500% due 06/30/2019		27,635	28,948
USG Corp.
7.875% due 03/30/2020		9,625	10,455
Valeant Pharmaceuticals International
6.375% due 10/15/2020 (b)		3,500	3,579
6.500% due 07/15/2016		19,750	20,812
6.750% due 10/01/2017		7,600	8,132
6.750% due 08/15/2021		36,500	38,051
6.875% due 12/01/2018		13,000	13,747
7.000% due 10/01/2020		46,970	49,671
7.250% due 07/15/2022		19,950	21,122
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		5,750	6,145
8.000% due 02/01/2018		36,300	38,932
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		221	157
Vertellus Specialties, Inc.
9.375% due 10/01/2015		11,450	9,131
Viasystems, Inc.
7.875% due 05/01/2019		9,500	9,500
Videotron Ltee
5.000% due 07/15/2022		20,000	21,000
9.125% due 04/15/2018		3,775	4,086
Visant Corp.
10.000% due 10/01/2017		16,750	16,666
VPI Escrow Corp.
6.375% due 10/15/2020 (b)		12,500	12,812
VWR Funding, Inc.
7.250% due 09/15/2017		22,875	23,261
10.250% due 07/15/2015		36,426	37,291
Warner Chilcott Co. LLC
7.750% due 09/15/2018		90,765	97,345
Welltec A/S
8.000% due 02/01/2019		7,000	7,315
Whiting Petroleum Corp.
6.500% due 10/01/2018		10,000	10,775
Windstream Corp.
7.000% due 03/15/2019		15,582	15,972
7.750% due 10/15/2020		28,485	30,693
7.750% due 10/01/2021		14,650	15,859
7.875% due 11/01/2017		6,000	6,735
8.125% due 08/01/2013		2,280	2,405
8.125% due 09/01/2018		1,600	1,736
WMG Acquisition Corp.
9.500% due 06/15/2016		25,255	27,686
Wok Acquisition Corp.
10.250% due 06/30/2020		4,700	4,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wolverine World Wide, Inc.
6.125% due 10/15/2020 (b)		$7,925	$8,202
Wynn Las Vegas LLC
5.375% due 03/15/2022		23,000	23,460
7.750% due 08/15/2020		36,125	40,370
7.875% due 11/01/2017		5,150	5,639
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	8,600	11,051
YCC Holdings LLC
10.250% due 02/15/2016 (c)		$7,650	7,956
Zayo Group LLC
8.125% due 01/01/2020		13,250	14,542
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	32,600	46,187

			12,369,410

UTILITIES 7.5%
AES Corp.
7.375% due 07/01/2021		$27,825	31,860
7.750% due 03/01/2014		1,335	1,442
7.750% due 10/15/2015		8,734	9,913
8.000% due 10/15/2017		23,710	27,504
8.000% due 06/01/2020		22,570	26,350
9.750% due 04/15/2016		36,400	43,680
AES Ironwood LLC
8.857% due 11/30/2025		39,446	45,560
AES Red Oak LLC
8.540% due 11/30/2019		21,097	22,626
9.200% due 11/30/2029		3,795	4,118
Atlas Pipeline Partners LP
6.625% due 10/01/2020		4,500	4,590
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		2,000	2,160
Calpine Corp.
7.500% due 02/15/2021		44,754	48,558
7.875% due 07/31/2020		40,500	44,449
7.875% due 01/15/2023		11,250	12,488
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		8,750	9,297
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		7,000	6,755
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,840
CMS Energy Corp.
8.750% due 06/15/2019		2,100	2,737
Coffeyville Resources LLC
9.000% due 04/01/2015		3,645	3,909
Covanta Holding Corp.
6.375% due 10/01/2022		6,500	7,100
7.250% due 12/01/2020		8,840	9,847
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		17,400	17,335
Energy Future Holdings Corp.
9.750% due 10/15/2019		4,137	4,447
10.000% due 01/15/2020		43,350	48,010
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		8,050	8,372
9.750% due 10/15/2019		4,146	4,457
10.000% due 12/01/2020		25,450	28,758
11.750% due 03/01/2022		3,925	4,190
EP Energy LLC
6.875% due 05/01/2019		7,850	8,409
9.375% due 05/01/2020		10,000	10,913
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		15,982	16,541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Frontier Communications Corp.
6.625% due 03/15/2015		$5,725	$6,240
7.000% due 11/01/2025		1,650	1,642
7.125% due 03/15/2019		39,995	42,795
7.450% due 07/01/2035		6,144	5,699
7.875% due 04/15/2015		8,975	10,097
8.125% due 10/01/2018		2,500	2,825
8.250% due 05/01/2014		135	149
8.250% due 04/15/2017		5,000	5,700
8.500% due 04/15/2020		4,875	5,533
9.000% due 08/15/2031		20,060	21,514
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		30,000	32,539
Linn Energy LLC
6.500% due 05/15/2019		7,750	7,789
7.750% due 02/01/2021		5,000	5,313
8.625% due 04/15/2020		16,700	18,370
MarkWest Energy Partners LP
5.500% due 02/15/2023		12,725	13,361
6.500% due 08/15/2021		2,200	2,371
6.750% due 11/01/2020		6,905	7,509
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		29,075	30,565
Midwest Generation LLC
8.560% due 01/02/2016		31,685	28,833
NFR Energy LLC
9.750% due 02/15/2017		22,850	21,022
NGPL PipeCo LLC
7.119% due 12/15/2017		10,851	11,583
9.625% due 06/01/2019		31,750	36,274
NRG Energy, Inc.
6.625% due 03/15/2023		33,850	34,654
7.375% due 01/15/2017		48,380	50,376
7.625% due 01/15/2018		39,180	42,608
7.875% due 05/15/2021		19,000	20,757
8.250% due 09/01/2020		42,750	46,811
8.500% due 06/15/2019		1,550	1,682
NSG Holdings LLC
7.750% due 12/15/2025		29,213	30,528
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,225
Qwest Corp.
7.200% due 11/10/2026		10,026	10,164
Sprint Capital Corp.
6.900% due 05/01/2019		103,235	107,622
8.750% due 03/15/2032		48,110	50,034
Sprint Nextel Corp.
6.000% due 12/01/2016		51,170	52,961
7.000% due 03/01/2020		22,000	24,695
8.375% due 08/15/2017		17,830	19,925
9.000% due 11/15/2018		23,625	28,409
Targa Resources Partners LP
6.375% due 08/01/2022		5,500	5,858
6.875% due 02/01/2021		18,650	20,329
7.875% due 10/15/2018		500	550
Tenaska Alabama Partners LP
7.000% due 06/30/2021		24,236	25,569
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,950	15,415
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	9,000	115
1.500% due 05/30/2014		28,000	352
1.850% due 07/28/2014		28,000	352
4.100% due 05/29/2015		3,000	39
4.500% due 03/24/2014	EUR	14,500	18,751

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	$5,000	$5,275
7.748% due 02/02/2021	17,700	18,961
VimpelCom Holdings BV
7.504% due 03/01/2022	14,600	15,348
Virgin Media Finance PLC
9.500% due 08/15/2016	13,693	15,233
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	474	480

		1,506,016

Total Corporate Bonds & Notes (Cost $15,007,915)		15,945,455

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	1,160	1,173
9.750% due 09/01/2022	1,375	1,390
9.750% due 09/01/2027	2,170	2,193
9.750% due 09/01/2032	3,480	3,515

		8,271

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	261

Total Municipal Bonds & Notes (Cost $8,125)		8,532

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/15/2014 (k)	200	217

Total U.S. Government Agencies (Cost $213)		217

MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Assets LLC
0.407% due 05/25/2046	2,383	1,505
0.848% due 02/25/2047	1,125	622
American Home Mortgage Investment Trust
2.155% due 09/25/2045	747	665
Banc of America Funding Corp.
5.056% due 11/20/2035	413	372
Banc of America Mortgage Trust
3.000% due 02/25/2036	306	244
BCAP LLC Trust
0.387% due 01/25/2037^	1,253	794
Bear Stearns Adjustable Rate Mortgage Trust
2.735% due 01/25/2035	236	210
5.435% due 02/25/2036	387	242
Bear Stearns Alt-A Trust
4.848% due 11/25/2036^	5,694	4,203
Citigroup Mortgage Loan Trust, Inc.
2.895% due 07/25/2046^	619	477
2.901% due 03/25/2034	165	164
Countrywide Alternative Loan Trust
0.387% due 01/25/2037^	481	333
0.414% due 12/20/2046	8,717	5,388
0.429% due 03/20/2046	565	340
0.447% due 08/25/2046	757	126
0.467% due 09/25/2046	700	150
0.467% due 10/25/2046	340	115
0.477% due 07/25/2035	253	178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.487% due 05/25/2036^	$310	$57
0.987% due 11/25/2035	664	462
4.994% due 10/25/2035	300	221
5.500% due 11/25/2035	5,918	4,997
5.750% due 03/25/2037^	432	337
6.500% due 11/25/2037	909	750
6.934% due 07/25/2036 (a)	20,253	5,148
Countrywide Home Loan Mortgage Pass-Through Trust
0.517% due 04/25/2046	524	106
2.803% due 03/25/2037^	320	189
2.898% due 02/25/2047^	367	255
3.729% due 09/25/2047^	444	324
5.264% due 02/20/2036	441	373
5.274% due 04/20/2036^	326	229
Credit Suisse Mortgage Capital Trust
6.000% due 10/25/2021^	46	42
Deutsche ALT-A Securities, Inc.
5.015% due 10/25/2035	331	278
5.869% due 10/25/2036^	519	349
5.886% due 10/25/2036^	519	349
Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 07/19/2045	341	40
First Horizon Alternative Mortgage Securities
2.603% due 10/25/2034	85	80
2.603% due 09/25/2035	78	66
6.000% due 05/25/2036	2,153	1,816
Greenpoint Mortgage Funding Trust
0.417% due 10/25/2046	713	294
0.417% due 12/25/2046^	531	175
0.487% due 04/25/2036^	358	52
GSR Mortgage Loan Trust
0.477% due 08/25/2046	638	144
2.705% due 01/25/2036	991	843
2.804% due 04/25/2035	53	47
5.750% due 03/25/2036	3,689	3,402
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	2,384	1,360
5.322% due 08/19/2036^	402	337
5.750% due 08/19/2036^	3,785	2,720
Impac CMB Trust
0.957% due 11/25/2034	46	44
Indymac Index Mortgage Loan Trust
0.427% due 05/25/2046	301	220
0.487% due 06/25/2037	513	148
2.626% due 08/25/2035	2,393	1,986
4.802% due 09/25/2035	2,180	1,598
4.854% due 01/25/2036	320	258
4.901% due 06/25/2036	515	458
5.010% due 10/25/2035	321	260
Indymac Mortgage Loan Trust
5.418% due 08/25/2036	642	649
JPMorgan Mortgage Trust
6.000% due 08/25/2037	972	877
Luminent Mortgage Trust
0.387% due 12/25/2036	1,649	1,137
0.397% due 12/25/2036	530	348
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	984	655
0.517% due 05/25/2047	793	199
0.557% due 05/25/2047	595	87
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^	890	682
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	282	257
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	444	420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.397% due 06/25/2046	$7,042	$3,100
0.447% due 05/25/2037	624	145
0.467% due 08/25/2037	1,002	709
4.170% due 09/25/2035	367	277
5.500% due 02/25/2036^	7,553	5,280
Residential Asset Securitization Trust
6.000% due 05/25/2037^	1,792	1,598
6.250% due 10/25/2036^	1,056	760
Sequoia Mortgage Trust
2.743% due 01/20/2047	437	362
Structured Adjustable Rate Mortgage Loan Trust
2.867% due 03/25/2034	92	93
4.671% due 11/25/2035^	332	257
4.720% due 09/25/2036^	672	353
5.103% due 05/25/2036	700	638
6.000% due 10/25/2037^	320	186
Structured Asset Mortgage Investments, Inc.
0.427% due 05/25/2046	1,999	1,162
0.437% due 09/25/2047	60,479	30,824
0.469% due 07/19/2035	127	124
0.477% due 05/25/2046^	331	39
0.497% due 02/25/2036	315	208
0.517% due 08/25/2036	900	281
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	435	294
WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046^	154	15
0.627% due 11/25/2045	527	411
0.627% due 12/25/2045	475	382
0.740% due 11/25/2034	807	720
0.888% due 01/25/2047	1,774	1,256
2.344% due 01/25/2047	618	546
2.422% due 04/25/2037	522	391
5.098% due 02/25/2037	1,619	1,311
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.908% due 04/25/2047^	391	28
1.088% due 07/25/2046^	105	49

Total Mortgage-Backed Securities (Cost $86,946)		104,052

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust
0.367% due 08/25/2036	850	350
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	70
GSAA Trust
0.517% due 05/25/2047	629	442
Lehman XS Trust
0.447% due 06/25/2046^	144	10
0.447% due 08/25/2046^	122	15
0.457% due 09/25/2046^	229	22
0.457% due 11/25/2046	381	81
MASTR Asset-Backed Securities Trust
0.427% due 11/25/2036	2,831	1,155
Morgan Stanley Mortgage Loan Trust
0.447% due 02/25/2037	413	210
0.577% due 04/25/2037	527	239
5.750% due 04/25/2037	110	83
6.000% due 07/25/2047	279	215
Novastar Home Equity Loan
0.317% due 03/25/2037	198	196
RAAC Series
0.617% due 06/25/2047	700	458

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.517% due 06/25/2035		$13,667	$10,841

Total Asset-Backed Securities (Cost $13,753)			14,387

SOVEREIGN ISSUES 0.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	205,600	105,049

Total Sovereign Issues (Cost $96,656)			105,049

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (d)		1,180,515	1,476
Local Insight Media Holdings, Inc. (m)		6,323	298

			1,774

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (m)		170,260	493
NVHL S.A. ‘B’ (m)		170,260	493
NVHL S.A. ‘C’ (m)		170,260	493
NVHL S.A. ‘D’ (m)		170,260	492
NVHL S.A. ‘E’ (m)		170,260	492

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘F’ (m)	170,260	$492
NVHL S.A. ‘G’ (m)	170,260	492
NVHL S.A. ‘H’ (m)	170,260	492
NVHL S.A. ‘I’ (m)	170,260	492
NVHL S.A. ‘J’ (m)	170,260	492

		4,923

Total Common Stocks (Cost $42,134)		6,697

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 03/15/2013 (f)	30,550	37,821

Total Convertible Preferred Securities (Cost $21,785)		37,821

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 10/29/2012 (f)	38,500	36,018
GMAC Capital Trust
8.125% due 02/15/2040	900,000	22,599

Total Preferred Securities (Cost $58,839)		58,617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.8%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$2,412	$2,412

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $2,463. Repurchase proceeds are $2,412.)

U.S. TREASURY BILLS 0.1%
0.132% due 01/10/2013 - 08/22/2013 (e)(i)(k)	17,362	17,351

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (g) 14.7%
PIMCO Short-Term Floating NAV Portfolio	192,335,926	1,927,783
PIMCO Short-Term Floating NAV Portfolio III	99,618,219	996,481

		2,924,264

Total Short-Term Instruments (Cost $2,943,783)		2,944,027

Total Investments 101.6% (Cost $19,333,272)		$20,273,260

Other Assets and Liabilities (Net) (1.6%)		(326,961)

Net Assets 100.0%		$19,946,299

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	Affiliated to the Fund.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $24,240 at a weighted average interest rate of 0.096%.
(i)	Securities with an aggregate market value of $14,889 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(j)	Securities with an aggregate market value of $54,614 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
BCY	(1.750%)	09/27/2012	09/26/2014	$	21,950	$(21,946)
	(0.750%)	10/17/2011	10/15/2013		14,200	(14,096)
	(0.750%)	07/16/2012	07/16/2014		579	(578)
	(0.500%)	07/23/2012	07/19/2014		2,399	(2,397)
BRC	(0.875%)	09/24/2012	09/20/2014	EUR	11,421	(14,673)
	0.875%	08/07/2012	08/06/2014		4,168	(5,349)

						$(59,039)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO High Yield Fund (Cont.)

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,678 and cash of $18,098 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$121,392	$6,360	$11,823
CDX.HY-16 5-Year Index	5.000%	06/20/2016	114,000	4,502	11,343
CDX.HY-18 5-Year Index	5.000%	06/20/2017	111,078	877	4,778
CDX.HY-19 5-Year Index	5.000%	12/20/2017	37,500	(11)	223

				$11,728	$28,167

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	06/20/2014	1.343%	$	4,100	$263	$(246)	$509
AES Corp.	GST	5.000%	12/20/2013	0.884%		11,250	586	(872)	1,458
AES Corp.	RYL	5.000%	12/20/2014	1.596%		5,000	381	20	361
AES Corp.	UAG	5.000%	12/20/2014	1.596%		5,000	381	20	361
Ally Financial, Inc.	BOA	7.000%	12/20/2012	0.912%		2,500	40	0	40
Ally Financial, Inc.	BOA	5.000%	09/20/2013	1.106%		37,000	1,466	(9,712)	11,178
Ally Financial, Inc.	DUB	6.350%	12/20/2012	0.912%		3,650	53	0	53
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.889%		5,100	316	(139)	455
Biomet, Inc.	CBK	6.500%	06/20/2014	1.670%		3,000	245	0	245
Biomet, Inc.	JPM	8.000%	03/20/2014	1.627%		4,000	373	0	373
Biomet, Inc.	MYC	3.550%	03/20/2013	1.477%		1,500	16	0	16
Cablevision Systems Corp.	UAG	1.450%	09/20/2013	1.151%		2,600	9	0	9
Celanese Corp.	UAG	1.450%	12/20/2012	0.681%		2,000	4	0	4
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	1.616%		2,900	197	(261)	458
Community Health Systems, Inc.	GST	5.000%	12/20/2013	0.833%		22,500	1,186	(2,231)	3,417
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	0.833%		3,750	197	(366)	563
CSC Holdings LLC	MYC	3.650%	03/20/2013	0.506%		1,500	24	0	24
El Paso LLC	GST	5.000%	09/20/2014	0.762%		30,325	2,583	(2,881)	5,464
HCA, Inc.	BOA	4.650%	09/20/2013	0.628%		3,000	123	0	123
HCA, Inc.	FBF	5.000%	06/20/2014	1.942%		9,600	501	(1,050)	1,551
NRG Energy, Inc.	BOA	5.500%	12/20/2013	0.927%		5,250	304	0	304
NRG Energy, Inc.	FBF	5.000%	12/20/2013	0.927%		3,750	193	(42)	235
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.843%		6,875	235	0	235
NRG Energy, Inc.	JPM	5.380%	12/20/2013	0.927%		4,500	253	0	253
Oshkosh Corp.	UAG	2.100%	12/20/2012	0.527%		2,000	9	0	9
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.232%		1,100	9	0	9
Qwest Capital Funding, Inc.	FBF	3.100%	12/20/2012	0.232%		5,000	38	0	38
SLM Corp.	BOA	5.000%	09/20/2014	1.505%		18,650	1,303	(2,611)	3,914
SLM Corp.	BRC	5.000%	12/20/2013	0.857%		4,250	223	(467)	690
SLM Corp.	DUB	5.000%	09/20/2014	1.505%		2,000	140	(225)	365
SLM Corp.	MYC	5.000%	06/20/2014	1.347%		6,000	385	(1,020)	1,405
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.695%		2,000	133	(230)	363
SunGard Data Systems, Inc.	CBK	5.000%	03/20/2014	1.116%		4,000	235	(261)	496
SunGard Data Systems, Inc.	MYC	3.800%	03/20/2013	2.011%		1,500	14	0	14
TRW Automotive Holdings Corp.	UAG	1.150%	03/20/2013	0.552%		2,000	6	0	6

							$12,424	$(22,574)	$34,998

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$	25,440	$1,305	$(63)	$1,368
CDX.HY-15 5-Year Index	RYL	5.000%	12/20/2015		72,000	3,694	(614)	4,308
CDX.HY-15 5-Year Index	UAG	5.000%	12/20/2015		49,008	2,514	1,930	584
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016		7,200	270	13	257
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016		58,320	2,179	781	1,398
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017		24,750	192	(882)	1,074
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		8,680	16	0	16
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012		11,574	22	0	22

						$10,192	$1,165	$9,027

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$1,252	$1,274	0.01%
Local Insight Media Holdings, Inc.	—	—	11/18/2011	0	298	0.00%
NVHL S.A. ‘A’	—	—	03/09/2012	553	493	0.01%
NVHL S.A. ‘B’	—	—	03/09/2012	553	493	0.01%
NVHL S.A. ‘C’	—	—	03/09/2012	554	493	0.00%
NVHL S.A. ‘D’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘E’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘F’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘G’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘H’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘I’	—	—	03/09/2012	554	492	0.00%
NVHL S.A. ‘J’	—	—	03/09/2012	554	492	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/16/2003	474	480	0.00%

				$7,264	$6,975	0.03%

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	125,593	$	60,811	MSC	$0	$(1,141)	$(1,141)
10/2012	CNY	120,964		19,093	UAG	0	(128)	(128)
10/2012	EUR	4,668		6,006	BPS	7	0	7
10/2012		133,056		166,808	BRC	0	(4,176)	(4,176)
10/2012		283,151		360,586	CBK	0	(3,277)	(3,277)
10/2012		369,951		471,276	HUS	36	(4,165)	(4,129)
10/2012		64,934		81,609	JPM	0	(1,835)	(1,835)
10/2012		48,955		64,023	RYL	1,113	0	1,113
10/2012		928		1,162	UAG	0	(31)	(31)
10/2012	GBP	4,070		6,498	BRC	12	(87)	(75)
10/2012		447		706	CBK	0	(16)	(16)
10/2012		84,273		132,991	DUB	0	(3,093)	(3,093)
10/2012		37,116		58,639	FBF	0	(1,296)	(1,296)
10/2012		5,740		9,303	HUS	34	0	34
10/2012		1,186		1,921	JPM	5	0	5
10/2012		6,486		10,435	RBC	32	(71)	(39)
10/2012		511		818	UAG	0	(7)	(7)
10/2012	$	61,475	BRL	125,593	HUS	478	0	478
10/2012		19,033	CNY	120,964	UAG	188	0	188
10/2012		300,254	EUR	233,661	BOA	12	0	12
10/2012		253,502		196,971	BPS	0	(384)	(384)
10/2012		306,950		236,881	CBK	0	(2,547)	(2,547)
10/2012		14,848		11,422	HUS	0	(170)	(170)
10/2012		284,981		220,813	JPM	0	(1,226)	(1,226)
10/2012		1,590		1,227	RYL	0	(14)	(14)
10/2012		103,874	GBP	63,891	BPS	0	(703)	(703)
10/2012		122,531		75,777	CBK	0	(167)	(167)
10/2012		260		161	RYL	0	0	0
11/2012	CHF	22,468	$	23,358	WST	0	(552)	(552)
11/2012	EUR	233,661		300,353	BOA	0	(4)	(4)
11/2012		196,971		253,579	BPS	385	0	385
11/2012		236,881		307,040	CBK	2,544	0	2,544

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO High Yield Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	EUR	820	$	1,055	GLM	$1	$0	$1
11/2012		221,837		286,391	JPM	1,233	0	1,233
11/2012		4,551		5,897	UAG	46	0	46
11/2012	GBP	63,891		103,862	BPS	700	0	700
11/2012		75,777		122,519	CBK	166	0	166
11/2012		658		1,061	RYL	0	(2)	(2)
11/2012	$	3,517	GBP	2,166	JPM	0	(19)	(19)
11/2012		1,859		1,146	UAG	0	(8)	(8)
12/2012	BRL	125,593	$	60,917	HUS	0	(567)	(567)
12/2012	CAD	36,343		37,253	DUB	351	0	351
02/2013	CNY	102,077		16,057	GLM	0	(3)	(3)
02/2013	$	16,194	CNY	102,077	UAG	0	(133)	(133)

						$7,343	$(25,822)	$(18,479)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,048,406	$0	$1,048,406
Corporate Bonds & Notes
Banking & Finance	0	2,070,029	0	2,070,029
Industrials	14,500	12,324,023	30,887	12,369,410
Utilities	0	1,476,703	29,313	1,506,016
Municipal Bonds & Notes
California	0	8,271	0	8,271
Puerto Rico	0	261	0	261
U.S. Government Agencies	0	217	0	217
Mortgage-Backed Securities	0	104,052	0	104,052
Asset-Backed Securities	0	14,387	0	14,387
Sovereign Issues	0	105,049	0	105,049
Common Stocks
Consumer Discretionary	1,476	0	298	1,774
Health Care	0	0	4,923	4,923
Convertible Preferred Securities
Banking & Finance	37,821	0	0	37,821
Preferred Securities
Banking & Finance	22,599	36,018	0	58,617

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$2,412	$0	$2,412
U.S. Treasury Bills	0	17,351	0	17,351
PIMCO Short-Term Floating NAV Portfolios	2,924,264	0	0	2,924,264
	$3,000,660	$17,207,179	$65,421	$20,273,260

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	72,192	0	72,192
Foreign Exchange Contracts	0	7,343	0	7,343
	$0	$79,535	$0	$79,535

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(25,822)	$0	$(25,822)

Totals	$3,000,660	$17,260,892	$65,421	$20,326,973

(ii) As of September 30, 2012, assets valued at $6,912 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$40,260	$0	$(4,580)	$63	$292	$(117)	$0	$(5,031)	$30,887	$96
Utilities	35,759	0	(5,359)	(36)	(45)	(1,006)	0	0	29,313	(1,305)
Common Stocks
Consumer Discretionary	183	0	0	0	0	115	0	0	298	115
Health Care	0	5,538	0	0	0	(615)	0	0	4,923	(616)

	$76,202	$5,538	$(9,939)	$27	$247	$(1,623)	$0	$(5,031)	$65,421	$(1,710)

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$2,093	Benchmark Pricing	Base Price	101.00-101.50
	28,794	Third Party Vendor	Broker Quote	107.00-114.50
Utilities	480	Benchmark Pricing	Base Price	101.50
	28,833	Third Party Vendor	Broker Quote	91.00
Common Stocks
Consumer Discretionary	298	Other Valuation Techniques	—	—
Health Care	4,923	Market Comparable Companies	EBITDA multiples	6.00-8.00
			Revenue multiples	0.80-1.20
			Discount for lack of marketability	15.00-25.00
			Control Premium	5.00-10.00

Total	$65,421

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$349	$0	$0	$0	$349
Unrealized appreciation on foreign currency contracts	0	0	0	7,343	0	7,343
Unrealized appreciation on OTC swap agreements	0	44,025	0	0	0	44,025

	$0	$44,374	$0	$7,343	$0	$51,717

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$176	$0	$0	$0	$176
Unrealized depreciation on foreign currency contracts	0	0	0	25,822	0	25,822

	$0	$176	$0	$25,822	$0	$25,998

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$20,861	$0	$0	$0	$20,861
Net realized gain on foreign currency transactions	0	0	0	42,448	0	42,448

	$0	$20,861	$0	$42,448	$0	$63,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on swaps	$0	$12,037	$0	$0	$0	$12,037
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,335)	0	(3,335)

	$0	$12,037	$0	$(3,335)	$0	$8,702

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $28,167 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO High Yield Fund (Cont.)

September 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$3,244	$(3,390)	$(146)
BPS	5	0	5
BRC	(3,879)	4,018	139
CBK	(990)	1,259	269
DUB	(2,257)	2,318	61
FBF	(109)	430	321
GLM	(2)	0	(2)
GST	4,590	(4,760)	(170)
HUS	(4,354)	4,668	314
JPM	(1,019)	1,119	100
MSC	(1,141)	1,080	(61)
MYC	2,618	(2,380)	238
RBC	(39)	0	(39)
RYL	5,172	(4,630)	542
UAG	2,850	(2,780)	70
WST	(552)	0	(552)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%
Alliance Boots Holdings Ltd.
3.509% due 07/09/2015	GBP	2,500	$3,864
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		$983	982
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,496	1,515
Caesars Entertainment Operating Co., Inc.
5.467% due 01/28/2018		1,900	1,732
Cardinal Health, Inc.
4.216% due 09/15/2016		987	991
Clear Channel Communications, Inc.
3.616% due 07/30/2014		1,500	1,416
DaVita, Inc.
4.000% due 08/24/2019		1,000	1,004
Fenwal, Inc.
2.672% due 02/28/2014		2,000	1,997
First Data Corp.
2.967% due 09/24/2014		172	171
Georgia Gulf Corp.
4.000% due 12/30/2013		5,750	5,707
Getty Images, Inc.
8.250% due 02/10/2013		5,500	5,459
HCA, Inc.
3.466% due 05/01/2018		500	502
Hertz Corp.
6.375% due 02/26/2013		7,250	7,214
OSI Restaurant Partners LLC
2.500% due 06/14/2014		4,073	4,060
2.563% due 06/14/2013		360	359
Plains Exploration & Production Co.
8.500% due 09/04/2013		3,250	3,226
ServiceMaster Co.
2.720% due 07/24/2014		193	193
2.730% due 07/24/2014		3,848	3,850
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,250	2,207
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017		1,920	1,328
Univision Communications, Inc.
2.216% due 09/29/2014		154	153
US Foods, Inc.
2.720% due 07/03/2014		2,992	2,966
WaveDivision Holdings LLC
5.500% due 08/15/2019		1,500	1,513
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,750	2,722

Total Bank Loan Obligations (Cost $55,168)			55,131

CORPORATE BONDS & NOTES 83.5%

BANKING & FINANCE 12.1%
ABN Amro Bank NV
4.310% due 03/10/2016 (e)	EUR	7,500	7,275
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,103
4.625% due 06/26/2015		1,750	1,796
5.500% due 02/15/2017		5,000	5,232
6.250% due 12/01/2017		4,500	4,885
6.750% due 12/01/2014		500	538
7.500% due 09/15/2020		7,500	8,634
8.000% due 03/15/2020		4,000	4,700
8.000% due 11/01/2031		1,000	1,156
8.300% due 02/12/2015		500	555

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American International Group, Inc.
8.175% due 05/15/2068		$1,000	$1,229
8.625% due 05/22/2068	GBP	500	937
Bank of America Corp.
0.886% due 05/23/2017	EUR	2,000	2,284
Banque PSA Finance S.A.
3.875% due 01/14/2015		2,000	2,436
Barclays Bank PLC
10.179% due 06/12/2021		$3,000	3,914
BNP Paribas S.A.
5.186% due 06/29/2015 (e)		685	637
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	2,580	1,740
BPCE S.A.
4.625% due 07/30/2015 (e)		1,500	1,445
5.250% due 07/30/2014 (e)		500	528
9.000% due 03/17/2015 (e)		2,250	2,870
9.250% due 04/22/2015 (e)		1,500	1,903
12.500% due 09/30/2019 (e)		$2,000	2,271
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	3,000	4,356
Checkout Holding Corp.
0.000% due 11/15/2015		$1,500	893
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,073
5.000% due 08/15/2022		5,000	5,228
5.250% due 03/15/2018		7,500	8,081
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	500	587
7.589% due 01/30/2020 (e)		700	894
8.375% due 10/13/2019 (e)		$1,000	978
Danske Bank A/S
5.375% due 09/29/2021	GBP	1,750	2,557
E*TRADE Financial Corp.
6.750% due 06/01/2016		$500	529
12.500% due 11/30/2017		500	571
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,500	2,834
6.625% due 08/15/2017		500	581
7.000% due 04/15/2015		750	842
8.000% due 06/01/2014		1,000	1,105
8.000% due 12/15/2016		2,000	2,396
8.700% due 10/01/2014		1,750	1,991
12.000% due 05/15/2015		1,000	1,247
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,250	3,126
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	2,000	2,454
HBOS PLC
1.083% due 09/01/2016	EUR	250	269
1.112% due 09/06/2017		$1,500	1,224
6.750% due 05/21/2018		4,000	4,080
Hub International Ltd.
8.125% due 10/15/2018		3,000	3,052
ILFC E-Capital Trust
6.250% due 12/21/2065		2,500	1,987
Ineos Finance PLC
7.500% due 05/01/2020		3,000	3,060
9.000% due 05/15/2015		1,000	1,063
9.250% due 05/15/2015	EUR	200	278
International Lease Finance Corp.
6.250% due 05/15/2019		$500	540
8.250% due 12/15/2020		1,000	1,192
8.750% due 03/15/2017		250	294
ISS A/S
8.875% due 05/15/2016	EUR	4,000	5,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jaguar Holding Co.
9.500% due 12/01/2019		$2,000	$2,255
KION Finance S.A.
7.875% due 04/15/2018	EUR	9,000	12,086
LBG Capital PLC
6.439% due 05/23/2020		2,350	2,758
7.375% due 03/12/2020		100	119
7.588% due 05/12/2020	GBP	300	472
7.867% due 12/17/2019		1,000	1,583
7.869% due 08/25/2020		3,000	4,745
7.875% due 11/01/2020		$1,500	1,515
8.000% due 06/15/2020 (e)		250	241
9.125% due 07/15/2020	GBP	250	408
11.040% due 03/19/2020		1,000	1,767
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$500	562
Marina District Finance Co., Inc.
9.500% due 10/15/2015		1,000	1,014
9.875% due 08/15/2018		750	756
Masonite International Corp.
8.250% due 04/15/2021		4,000	4,240
MCE Finance Ltd.
10.250% due 05/15/2018		3,500	3,981
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	608
RBS Capital Trust
2.321% due 12/30/2012 (e)	EUR	1,250	958
Regions Bank
7.500% due 05/15/2018		$1,000	1,182
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,873
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		3,000	3,202
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		2,000	1,828
4.350% due 01/23/2017	EUR	500	613
4.700% due 07/03/2018		$750	725
6.934% due 04/09/2018	EUR	3,000	3,937
7.640% due 09/29/2017 (e)		$1,000	828
7.648% due 09/30/2031 (e)		4,000	3,920
9.118% due 01/28/2013 (e)		250	231
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (e)	GBP	1,500	2,441
Santander UK PLC
9.625% due 10/30/2023		1,000	1,685
Serta Simmons Holdings LLC
8.125% due 10/01/2020 (a)		$5,000	5,087
SLM Corp.
6.250% due 01/25/2016		500	545
8.000% due 03/25/2020		1,000	1,160
8.450% due 06/15/2018		1,000	1,176
Societe Generale S.A.
9.375% due 09/04/2019 (e)	EUR	5,000	6,634
Springleaf Finance Corp.
4.125% due 11/29/2013		1,500	1,877
6.900% due 12/15/2017		$1,000	855
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	477
10.500% due 02/15/2019		1,800	2,747
WaveDivision Escrow LLC
8.125% due 09/01/2020		$7,900	8,157
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,750	1,666
7.375% due 02/15/2018	EUR	3,750	4,482
11.750% due 07/15/2017		$2,000	1,895
11.750% due 07/15/2017	EUR	1,000	1,185

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)	EUR	1,000	$1,440

			224,666

INDUSTRIALS 65.0%
ADS Waste Holdings, Inc.
8.250% due 10/01/2020 (a)		$4,250	4,346
Affinion Group, Inc.
7.875% due 12/15/2018		2,500	2,056
Aguila S.A.
7.875% due 01/31/2018		2,000	2,110
7.875% due 01/31/2018	CHF	2,500	2,838
Air Canada
9.250% due 08/01/2015		$250	261
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,500	2,737
AK Steel Corp.
8.375% due 04/01/2022		500	430
Alere, Inc.
8.625% due 10/01/2018		2,500	2,637
Aleris International, Inc.
7.625% due 02/15/2018		5,000	5,337
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,627
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,616
AMC Networks, Inc.
7.750% due 07/15/2021		500	568
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	268
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,750	4,050
Antero Resources Finance Corp.
7.250% due 08/01/2019		1,000	1,088
9.375% due 12/01/2017		250	278
ARAMARK Corp.
3.945% due 02/01/2015		2,000	2,000
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (b)		1,900	1,952
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,267
7.250% due 06/15/2021		1,150	966
ARD Finance S.A.
11.125% due 06/01/2018 (b)		1,951	1,878
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	150	206
9.250% due 10/15/2020		10,000	13,300
Armored Autogroup, Inc.
9.250% due 11/01/2018		$375	338
Associated Materials LLC
9.125% due 11/01/2017		2,500	2,462
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,272
9.750% due 11/01/2015		1,500	1,339
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,051
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	2,500	3,653
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	773
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,551
BE Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,085
6.875% due 10/01/2020		500	558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Beazer Homes USA, Inc.
6.625% due 04/15/2018		$500	$536
Berry Plastics Corp.
4.264% due 09/15/2014		2,000	1,995
5.205% due 02/15/2015		1,000	1,003
9.500% due 05/15/2018		8,000	8,820
9.750% due 01/15/2021		5,000	5,725
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	6,000	7,662
9.500% due 06/15/2017		2,100	2,719
BI-LO LLC
9.250% due 02/15/2019		$2,000	2,152
Biomet, Inc.
6.500% due 08/01/2020		4,500	4,674
6.500% due 10/01/2020 (a)		8,000	7,880
10.000% due 10/15/2017		500	528
11.625% due 10/15/2017		6,035	6,435
Boardriders S.A.
8.875% due 12/15/2017	EUR	1,000	1,311
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	387
Bombardier, Inc.
6.125% due 05/15/2021	EUR	1,200	1,635
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$2,000	2,060
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	548
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,195
6.875% due 08/15/2018		500	539
7.500% due 03/15/2020		750	825
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,950	2,050
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		1,500	1,444
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (b)(d)		6,718	5,593
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (e)	EUR	500	418
Cablevision Systems Corp.
7.750% due 04/15/2018		$225	250
8.000% due 04/15/2020		250	280
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,256
10.000% due 12/15/2018		3,750	2,475
11.250% due 06/01/2017		500	540
Calcipar S.A.
6.875% due 05/01/2018		1,000	998
Campofrio Food Group S.A.
8.250% due 10/31/2016	EUR	4,000	5,204
Capella Healthcare, Inc.
9.250% due 07/01/2017		$6,000	6,427
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	2,000	2,666
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$1,250	1,231
7.750% due 02/15/2019 (a)		3,500	3,447
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,018
9.500% due 04/15/2015		1,500	1,536
9.750% due 04/15/2017	EUR	3,460	4,602
CCM Merger, Inc.
9.125% due 05/01/2019		$500	509
CCO Holdings LLC
5.250% due 09/30/2022		2,000	2,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/30/2021		$3,000	$3,225
7.000% due 01/15/2019		2,000	2,175
7.250% due 10/30/2017		250	274
CDRT Holding Corp.
9.250% due 10/01/2017 (a)		3,000	2,910
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,100
Cemex Finance LLC
9.625% due 12/14/2017	EUR	1,000	1,303
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$3,000	3,015
Central Garden and Pet Co.
8.250% due 03/01/2018		1,000	1,065
Cequel Communications Holdings LLC
8.625% due 11/15/2017		1,750	1,877
Ceridian Corp.
8.875% due 07/15/2019		1,000	1,085
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,036
7.250% due 12/15/2018		1,000	1,080
9.500% due 02/15/2015		4,000	4,425
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	500	610
CityCenter Holdings LLC
7.625% due 01/15/2016		$500	536
10.750% due 01/15/2017		2,271	2,384
Clean Harbors, Inc.
5.250% due 08/01/2020		2,000	2,070
Clear Channel Communications, Inc.
9.000% due 03/01/2021		3,250	2,909
10.750% due 08/01/2016		2,750	1,939
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		7,000	6,860
9.250% due 12/15/2017		3,500	3,774
CMA CGM S.A.
8.500% due 04/15/2017		1,250	881
8.875% due 04/15/2019	EUR	500	435
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$1,500	1,429
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	2,100	2,361
Columbus McKinnon Corp.
7.875% due 02/01/2019		$125	134
CommScope, Inc.
8.250% due 01/15/2019		3,500	3,797
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,040
7.125% due 07/15/2020		1,250	1,335
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	1,046
6.500% due 01/15/2022		1,300	1,440
7.000% due 01/15/2021		100	113
8.625% due 10/01/2017		500	554
CONSOL Energy, Inc.
6.375% due 03/01/2021		650	635
8.250% due 04/01/2020		6,000	6,315
Consolidated Container Co. LLC
10.125% due 07/15/2020		3,500	3,745
Constellation Brands, Inc.
6.000% due 05/01/2022		1,000	1,142
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,545	3,511
7.500% due 09/15/2017		2,000	2,764
8.500% due 07/15/2015		50	70
Continental Resources, Inc.
7.125% due 04/01/2021		$500	565
8.250% due 10/01/2019		250	283

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Rubber Of America Corp.
4.500% due 09/15/2019		$1,500	$1,536
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		5,000	5,450
10.875% due 12/15/2018	EUR	3,500	4,936
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,631
CPI International, Inc.
8.000% due 02/15/2018		500	479
Crown Americas LLC
6.250% due 02/01/2021		500	560
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,472
8.625% due 02/15/2019		2,500	2,975
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,795
DaVita, Inc.
5.750% due 08/15/2022		$1,500	1,567
6.375% due 11/01/2018		2,000	2,140
6.625% due 11/01/2020		1,500	1,611
Del Monte Corp.
7.625% due 02/15/2019		7,500	7,753
Denbury Resources, Inc.
8.250% due 02/15/2020		1,000	1,133
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	2,000	3,415
Digicel Group Ltd.
8.250% due 09/30/2020		$3,500	3,692
8.875% due 01/15/2015		1,500	1,540
10.500% due 04/15/2018		3,750	4,116
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,180
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,536
DISH DBS Corp.
5.875% due 07/15/2022		2,000	2,060
6.750% due 06/01/2021		1,000	1,095
7.125% due 02/01/2016		2,000	2,220
7.875% due 09/01/2019		2,250	2,627
DJO Finance LLC
7.750% due 04/15/2018		3,500	3,211
9.750% due 10/15/2017		3,000	2,565
9.875% due 04/15/2018 (a)		4,250	4,218
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,055
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,709
Edcon Pty. Ltd.
3.502% due 06/15/2014	EUR	4,000	4,806
9.500% due 03/01/2018		$1,000	965
9.500% due 03/01/2018	EUR	250	305
El Paso LLC
7.750% due 01/15/2032		$2,200	2,575
7.800% due 08/01/2031		3,000	3,504
Eldorado Resorts LLC
8.625% due 06/15/2019		500	498
Elizabeth Arden, Inc.
7.375% due 03/15/2021		500	563
Emergency Medical Services Corp.
8.125% due 06/01/2019		3,000	3,195
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	128	160
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		$1,000	1,083
7.000% due 12/15/2020		750	812
Energy Transfer Equity LP
7.500% due 10/15/2020		250	285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exide Technologies
8.625% due 02/01/2018		$1,500	$1,307
FGI Operating Co. LLC
7.875% due 05/01/2020		750	816
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	5,000	6,831
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		$2,500	2,594
First Data Corp.
6.750% due 11/01/2020		4,500	4,494
7.375% due 06/15/2019		2,000	2,072
8.250% due 01/15/2021		4,000	4,010
12.625% due 01/15/2021		6,250	6,508
First Wind Capital LLC
10.250% due 06/01/2018		2,000	2,050
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	529
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		1,500	1,402
6.875% due 02/01/2018		1,000	934
6.875% due 04/01/2022		4,500	4,134
7.000% due 11/01/2015		1,000	1,000
8.250% due 11/01/2019		2,000	1,950
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	3,550	4,807
Forest Oil Corp.
7.250% due 06/15/2019		$1,500	1,496
Gategroup Finance Luxembourg S.A.
6.750% due 03/01/2019	EUR	2,000	2,647
GCL Holdings S.C.A.
9.375% due 04/15/2018		5,500	7,244
General Cable Corp.
5.750% due 10/01/2022		$2,000	2,040
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	278
Graton Economic Development Authority
9.625% due 09/01/2019		3,200	3,336
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,750	1,847
Griffon Corp.
7.125% due 04/01/2018		$1,000	1,064
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,387
Grohe Holding GmbH
4.252% due 09/15/2017	EUR	1,000	1,230
Gymboree Corp.
9.125% due 12/01/2018		$6,500	6,216
Halcon Resources Corp.
9.750% due 07/15/2020		1,750	1,794
HCA Holdings, Inc.
7.750% due 05/15/2021		5,000	5,475
HCA, Inc.
6.500% due 02/15/2020		3,000	3,345
7.250% due 09/15/2020		1,500	1,687
7.500% due 02/15/2022		5,000	5,687
7.875% due 02/15/2020		1,000	1,129
8.500% due 04/15/2019		2,000	2,265
HD Supply, Inc.
8.125% due 04/15/2019		4,000	4,350
11.000% due 04/15/2020		9,000	10,012
Headwaters, Inc.
7.625% due 04/01/2019		5,000	5,100
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,180
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	344
7.500% due 04/03/2020		4,000	5,744

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hertz Corp.
6.750% due 04/15/2019		$3,000	$3,180
7.375% due 01/15/2021		750	810
7.500% due 10/15/2018		500	543
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		500	511
8.875% due 02/01/2018		5,000	5,162
9.000% due 11/15/2020		7,500	6,731
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,130
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,255
6.000% due 11/01/2020		500	555
9.000% due 05/15/2017		1,000	1,095
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	538
7.625% due 06/15/2021		500	556
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		650	703
Huntsman International LLC
8.625% due 03/15/2020		500	568
8.625% due 03/15/2021		1,250	1,437
Hyva Global BV
8.625% due 03/24/2016		1,000	905
IASIS Healthcare LLC
8.375% due 05/15/2019		8,000	7,680
Immucor, Inc.
11.125% due 08/15/2019		1,500	1,702
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	4,000	4,806
INEOS Group Holdings S.A.
7.875% due 02/15/2016		10,000	11,983
8.500% due 02/15/2016		$1,000	950
Inmet Mining Corp.
8.750% due 06/01/2020		4,000	4,160
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		2,000	2,170
7.250% due 10/15/2020		5,500	5,942
7.500% due 04/01/2021		1,500	1,631
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,500	1,592
11.500% due 02/04/2017 (b)		11,078	11,784
Interactive Data Corp.
10.250% due 08/01/2018		2,000	2,250
Intergen NV
9.000% due 06/30/2017		2,500	2,419
inVentiv Health, Inc.
10.000% due 08/15/2018		625	553
Iron Mountain, Inc.
5.750% due 08/15/2024		1,250	1,259
Isabelle Acquisition Sub, Inc.
10.000% due 11/15/2018		3,500	3,811
ISS A/S
11.000% due 06/15/2014	EUR	1,000	1,347
J. Crew Group, Inc.
8.125% due 03/01/2019		$4,000	4,210
Jaguar Land Rover PLC
7.750% due 05/15/2018		1,500	1,626
8.125% due 05/15/2018	GBP	1,000	1,750
8.125% due 05/15/2021		$1,000	1,094
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,384
JBS USA LLC
7.250% due 06/01/2021		$3,000	2,835
8.250% due 02/01/2020		1,250	1,253
JMC Steel Group
8.250% due 03/15/2018		3,500	3,587

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kabel Deutschland Holding AG
6.500% due 07/31/2017	EUR	1,000	$1,372
Kerling PLC
10.625% due 02/01/2017		450	551
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$3,000	2,932
Kinove German Bondco GmbH
9.625% due 06/15/2018		673	740
10.000% due 06/15/2018	EUR	2,250	3,173
KP Germany Erste GmbH
11.625% due 07/15/2017		6,000	8,115
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,294
Labco S.A.S.
8.500% due 01/15/2018	EUR	2,000	2,480
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$2,000	2,170
9.500% due 02/15/2019		1,000	1,138
Lawson Software, Inc.
9.375% due 04/01/2019		5,000	5,575
Levi Strauss & Co.
6.875% due 05/01/2022		500	524
7.625% due 05/15/2020		500	543
7.750% due 05/15/2018	EUR	1,000	1,378
Limited Brands, Inc.
6.625% due 04/01/2021		$675	770
LIN Television Corp.
8.375% due 04/15/2018		500	533
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		750	784
8.125% due 05/15/2018		3,000	3,240
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,000	4,900
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		500	524
Lottomatica Group SpA
8.250% due 03/31/2066	EUR	3,550	4,511
LyondellBasell Industries NV
5.750% due 04/15/2024		$5,000	5,712
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,933
Matterhorn Mobile S.A.
6.750% due 05/15/2019	CHF	750	841
McClatchy Co.
11.500% due 02/15/2017		$2,000	2,160
Mead Products LLC
6.750% due 04/30/2020		2,250	2,357
MGM Resorts International
5.875% due 02/27/2014		500	523
6.625% due 07/15/2015		1,750	1,881
6.750% due 10/01/2020		1,000	1,003
7.500% due 06/01/2016		1,750	1,881
7.625% due 01/15/2017		5,000	5,325
7.750% due 03/15/2022		5,000	5,250
8.625% due 02/01/2019		750	821
9.000% due 03/15/2020		3,000	3,364
10.000% due 11/01/2016		750	863
10.375% due 05/15/2014		1,500	1,695
11.125% due 11/15/2017		1,500	1,667
Michael Foods Group, Inc.
9.750% due 07/15/2018		4,000	4,480
Michaels Stores, Inc.
7.750% due 11/01/2018		4,500	4,841
11.375% due 11/01/2016		500	525
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020 (a)		4,250	4,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		$1,750	$1,277
Mongolian Mining Corp.
8.875% due 03/29/2017		4,000	4,070
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,500	4,635
8.750% due 09/01/2020		225	255
Multiplan, Inc.
9.875% due 09/01/2018		3,500	3,885
Mylan, Inc.
6.000% due 11/15/2018		1,500	1,597
7.625% due 07/15/2017		250	278
7.875% due 07/15/2020		500	564
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	2,100	2,483
NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,676
New Gold, Inc.
7.000% due 04/15/2020		250	266
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,389
6.875% due 02/01/2020		1,000	1,103
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,244
Nielsen Finance LLC
4.500% due 10/01/2020 (a)		2,500	2,497
7.750% due 10/15/2018		850	963
11.500% due 05/01/2016		1,000	1,123
Nokia OYJ
5.375% due 05/15/2019		4,000	3,370
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		2,059	1,966
Norcell Sweden Holding AB
10.750% due 09/29/2019	EUR	1,500	2,043
Nordenia International AG
9.750% due 07/15/2017		500	749
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,013	831
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,195
8.750% due 12/15/2020		5,500	6,119
Nufarm Australia Ltd.
6.375% due 10/15/2019 (a)		3,000	3,000
NXP BV
3.247% due 10/15/2013	EUR	280	360
Oasis Petroleum, Inc.
6.500% due 11/01/2021		$2,000	2,120
OGX Austria GmbH
8.375% due 04/01/2022		3,000	2,617
8.500% due 06/01/2018		2,000	1,810
OI European Group BV
6.750% due 09/15/2020	EUR	250	358
Ono Finance PLC
11.125% due 07/15/2019		1,600	1,773
Ontex S.A.
9.000% due 04/15/2019		5,000	6,232
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		$2,572	2,823
9.625% due 07/15/2017	EUR	429	611
Pactiv LLC
7.950% due 12/15/2025		$2,000	1,620
8.375% due 04/15/2027		250	203
Party City Holdings, Inc.
8.875% due 08/01/2020		500	535
Peabody Energy Corp.
6.000% due 11/15/2018		750	754
6.250% due 11/15/2021		3,000	3,000
6.500% due 09/15/2020		1,000	1,028

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	6,250	$7,750
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		$5,000	5,575
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	2,085
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		6,000	4,770
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	975	1,378
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$4,500	4,309
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,095
8.750% due 05/15/2020		1,900	2,107
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,250	2,450
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,025
6.625% due 05/01/2021		1,500	1,530
6.750% due 02/01/2022		1,000	1,020
7.625% due 06/01/2018		500	535
7.625% due 04/01/2020		1,750	1,877
Ply Gem Industries, Inc.
8.250% due 02/15/2018		6,250	6,555
9.375% due 04/15/2017		3,850	3,879
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,605
Polypore International, Inc.
7.500% due 11/15/2017		1,500	1,624
Post Holdings, Inc.
7.375% due 02/15/2022		400	427
Priory Group PLC
7.000% due 02/15/2018	GBP	550	930
8.875% due 02/15/2019		1,000	1,619
Production Resource Group, Inc.
8.875% due 05/01/2019		$925	652
PVH Corp.
7.375% due 05/15/2020		1,500	1,702
Quebecor Media, Inc.
7.750% due 03/15/2016		2,390	2,468
Quiksilver, Inc.
6.875% due 04/15/2015		2,500	2,500
QVC, Inc.
7.375% due 10/15/2020		500	556
7.500% due 10/01/2019		250	277
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	5,000	6,795
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	728
9.875% due 04/15/2017		1,500	1,099
Rain CII Carbon LLC
8.000% due 12/01/2018		3,000	3,075
Range Resources Corp.
5.000% due 08/15/2022		2,000	2,112
5.750% due 06/01/2021		750	810
6.750% due 08/01/2020		320	354
RBS Global, Inc.
8.500% due 05/01/2018		6,500	7,199
Refresco Group BV
7.375% due 05/15/2018	EUR	3,000	3,739
Regal Entertainment Group
9.125% due 08/15/2018		$1,500	1,684
Regency Energy Partners LP
5.500% due 04/15/2023 (a)		2,000	2,027
6.875% due 12/01/2018		175	188

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rexel S.A.
6.125% due 12/15/2019		$2,000	$2,067
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,006
6.875% due 02/15/2021		680	721
7.125% due 04/15/2019		2,000	2,120
7.875% due 08/15/2019		1,000	1,085
8.250% due 02/15/2021		5,000	4,987
8.500% due 05/15/2018		1,000	1,020
9.000% due 04/15/2019		4,000	4,100
9.875% due 08/15/2019		2,500	2,672
Rhodia S.A.
6.875% due 09/15/2020		250	282
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,820
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		4,500	4,584
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,475
Ryerson, Inc.
9.000% due 10/15/2017 (a)		2,500	2,566
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,240
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,070
6.875% due 11/15/2019		450	503
Samson Investment Co.
9.750% due 02/15/2020		3,500	3,609
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,500	2,587
8.000% due 06/01/2018		1,000	1,055
8.125% due 10/15/2022		7,000	7,464
8.750% due 01/15/2020		1,000	1,088
9.875% due 05/15/2016		1,000	1,095
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	750	988
6.625% due 04/15/2021		$750	724
7.750% due 07/15/2017		500	537
8.375% due 06/15/2019		500	537
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,277
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,054
Schaeffler Finance BV
7.750% due 02/15/2017	EUR	4,500	6,433
7.750% due 02/15/2017		$1,000	1,110
8.500% due 02/15/2019		1,500	1,687
8.750% due 02/15/2019	EUR	6,000	8,751
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,761
9.250% due 06/15/2019		1,000	1,115
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	271
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,235
8.375% due 09/15/2021		1,500	1,687
Sealy Mattress Co.
10.875% due 04/15/2016		642	703
Seneca Gaming Corp.
8.250% due 12/01/2018		250	264
Sensata Technologies BV
6.500% due 05/15/2019		2,500	2,681
ServiceMaster Co.
7.000% due 08/15/2020		4,000	4,120
8.000% due 02/15/2020		1,000	1,065
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Simmons Foods, Inc.
10.500% due 11/01/2017		$1,500	$1,301
Sinclair Television Group, Inc.
6.125% due 10/01/2022 (a)		2,000	2,012
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		9,000	9,079
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,120
7.750% due 07/01/2017		1,000	1,130
Snoqualmie Entertainment Authority
4.476% due 02/01/2014		2,000	1,990
9.125% due 02/01/2015		425	432
Sophia LP
9.750% due 01/15/2019		9,000	9,720
Spectrum Brands, Inc.
6.750% due 03/15/2020		1,500	1,554
9.500% due 06/15/2018		2,500	2,831
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,045
6.375% due 08/15/2022		500	519
STHI Holding Corp.
8.000% due 03/15/2018		3,000	3,210
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	5,000	6,040
Suburban Propane Partners LP
7.375% due 08/01/2021		$154	165
7.500% due 10/01/2018		422	454
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,750	2,963
7.625% due 11/15/2020		1,000	1,090
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	4,000	5,590
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	1,000	1,100
7.000% due 12/31/2017	EUR	600	828
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$750	810
Taminco Global Chemical Corp.
9.750% due 03/31/2020		4,000	4,340
Techem GmbH
6.125% due 10/01/2019	EUR	1,500	1,988
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$4,000	3,935
5.289% due 12/09/2022	GBP	5,000	7,561
5.375% due 02/02/2026		3,000	4,407
5.462% due 02/16/2021		$1,000	983
Tenet Healthcare Corp.
8.000% due 08/01/2020		5,000	5,394
10.000% due 05/01/2018		250	290
Terex Corp.
6.500% due 04/01/2020		2,250	2,346
8.000% due 11/15/2017		2,000	2,080
Thermon Industries, Inc.
9.500% due 05/01/2017		145	162
Tomkins LLC
9.000% due 10/01/2018		2,534	2,838
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,400
TransDigm, Inc.
7.750% due 12/15/2018		4,000	4,440
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		4,000	4,380
TransUnion LLC
11.375% due 06/15/2018		3,000	3,547
Triumph Group, Inc.
8.625% due 07/15/2018		500	566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Truven Health Analytics, Inc.
10.625% due 06/01/2020		$7,000	$7,525
Unitymedia GmbH
9.500% due 03/15/2021	EUR	1,800	2,602
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022		2,500	3,164
7.500% due 03/15/2019		$250	276
7.500% due 03/15/2019	EUR	550	774
8.125% due 12/01/2017		1,000	1,385
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	544
Univision Communications, Inc.
6.750% due 09/15/2022		1,000	1,005
6.875% due 05/15/2019		2,000	2,070
7.875% due 11/01/2020		1,500	1,612
8.500% due 05/15/2021		8,000	8,160
UPC Holding BV
6.375% due 09/15/2022	EUR	7,000	8,658
8.375% due 08/15/2020		8,250	11,489
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	2,000
6.625% due 07/01/2020		$2,250	2,368
6.875% due 01/15/2022		750	799
7.625% due 01/15/2020	EUR	1,000	1,385
UR Merger Sub Corp.
5.750% due 07/15/2018		$250	265
7.375% due 05/15/2020		1,000	1,078
7.625% due 04/15/2022		2,500	2,744
8.250% due 02/01/2021		1,000	1,103
8.375% due 09/15/2020		3,000	3,225
10.250% due 11/15/2019		500	573
US Foods, Inc.
8.500% due 06/30/2019		4,000	4,190
USG Corp.
7.875% due 03/30/2020		1,000	1,086
8.375% due 10/15/2018		1,500	1,635
Valeant Pharmaceuticals International
6.375% due 10/15/2020 (a)		250	256
6.500% due 07/15/2016		750	790
6.750% due 10/01/2017		250	268
6.750% due 08/15/2021		3,000	3,127
6.875% due 12/01/2018		2,000	2,115
7.000% due 10/01/2020		3,500	3,701
7.250% due 07/15/2022		2,000	2,117
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		1,750	1,870
8.000% due 02/01/2018		3,000	3,217
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		17	12
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,500	1,196
Viasystems, Inc.
7.875% due 05/01/2019		500	500
Visant Corp.
10.000% due 10/01/2017		2,000	1,990
VPI Escrow Corp.
6.375% due 10/15/2020 (a)		1,250	1,281
VWR Funding, Inc.
7.250% due 09/15/2017		2,750	2,796
10.250% due 07/15/2015		4,750	4,863
Warner Chilcott Co. LLC
7.750% due 09/15/2018		6,500	6,971
Welltec A/S
8.000% due 02/01/2019		3,500	3,657
Whiting Petroleum Corp.
6.500% due 10/01/2018		300	323

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.000% due 03/15/2019		$1,250	$1,281
7.750% due 10/15/2020		1,000	1,078
7.750% due 10/01/2021		500	541
7.875% due 11/01/2017		1,000	1,123
Wok Acquisition Corp.
10.250% due 06/30/2020		7,000	7,437
Wolverine World Wide, Inc.
6.125% due 10/15/2020 (a)		1,000	1,035
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,060
7.750% due 08/15/2020		2,000	2,235
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	2,500	3,213
YCC Holdings LLC
10.250% due 02/15/2016 (b)		$2,500	2,600
Zayo Group LLC
8.125% due 01/01/2020		1,000	1,098
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,250

			1,211,744

UTILITIES 6.4%
AES Corp.
7.375% due 07/01/2021		$2,750	3,149
8.000% due 10/15/2017		1,500	1,740
8.000% due 06/01/2020		3,500	4,086
Atlas Pipeline Partners LP
6.625% due 10/01/2020		500	510
Calpine Corp.
7.500% due 02/15/2021		3,500	3,798
7.875% due 07/31/2020		750	823
7.875% due 01/15/2023		1,000	1,110
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	531
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,638
7.250% due 12/01/2020		100	111
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		1,500	1,494
Edison Mission Energy
7.000% due 05/15/2017		2,750	1,437
Eileme AB
11.750% due 01/31/2020	EUR	4,000	5,706
Energy Future Holdings Corp.
10.000% due 01/15/2020		$9,000	9,967
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		250	269
10.000% due 12/01/2020		3,500	3,955
11.750% due 03/01/2022		6,000	6,405
EP Energy LLC
6.875% due 05/01/2019		500	536
9.375% due 05/01/2020		3,500	3,819
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		613	634
Frontier Communications Corp.
7.125% due 03/15/2019		1,506	1,611
7.125% due 01/15/2023		1,000	1,044

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 04/15/2015		$500	$563
8.125% due 10/01/2018		1,500	1,695
Linn Energy LLC
6.500% due 05/15/2019		1,000	1,005
7.750% due 02/01/2021		625	664
MarkWest Energy Partners LP
5.500% due 02/15/2023		1,000	1,050
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		1,500	1,577
Midwest Generation LLC
8.560% due 01/02/2016		743	676
NFR Energy LLC
9.750% due 02/15/2017		2,500	2,300
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,601
9.625% due 06/01/2019		2,500	2,856
NRG Energy, Inc.
6.625% due 03/15/2023		1,250	1,280
7.375% due 01/15/2017		500	521
7.625% due 01/15/2018		4,000	4,350
7.875% due 05/15/2021		3,000	3,278
8.250% due 09/01/2020		4,000	4,380
8.500% due 06/15/2019		2,000	2,170
Portugal Telecom International Finance BV
5.000% due 11/04/2019	EUR	2,000	2,382
Sprint Capital Corp.
6.900% due 05/01/2019		$7,000	7,298
8.750% due 03/15/2032		6,000	6,240
Sprint Nextel Corp.
6.000% due 12/01/2016		1,500	1,553
7.000% due 03/01/2020		2,000	2,245
8.375% due 08/15/2017		1,500	1,676
9.000% due 11/15/2018		1,500	1,804
Targa Resources Partners LP
6.375% due 08/01/2022		1,000	1,065
6.875% due 02/01/2021		1,000	1,090
Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/2020	EUR	2,750	3,704
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014		2,000	2,586
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,700	2,892
VimpelCom Holdings BV
7.504% due 03/01/2022		1,250	1,314

			120,188

Total Corporate Bonds & Notes (Cost $1,514,124)			1,556,598

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Hologic, Inc.
2.000% due 12/15/2037		1,000	997

Total Convertible Bonds & Notes (Cost $975)			997

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (j)	21,410	$61
NVHL S.A. ‘B’ (j)	21,410	62
NVHL S.A. ‘C’ (j)	21,410	62
NVHL S.A. ‘D’ (j)	21,410	62
NVHL S.A. ‘E’ (j)	21,410	62
NVHL S.A. ‘F’ (j)	21,410	62
NVHL S.A. ‘G’ (j)	21,410	62
NVHL S.A. ‘H’ (j)	21,410	62
NVHL S.A. ‘I’ (j)	21,410	62
NVHL S.A. ‘J’ (j)	21,410	62

Total Common Stocks (Cost $696)		619

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/29/2012 (e)	2,000	1,871
GMAC Capital Trust
8.125% due 02/15/2040	40,000	1,004

Total Preferred Securities (Cost $2,881)		2,875

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.4%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$2,577	2,577

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $2,632. Repurchase proceeds are $2,577.)

U.S. TREASURY BILLS 0.4%
0.125% due 03/07/2013 - 08/22/2013 (c)(h)	6,762	6,758

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 16.9%
PIMCO Short-Term Floating NAV Portfolio	22,680,470	227,326
PIMCO Short-Term Floating NAV Portfolio III	8,728,556	87,312

		314,638

Total Short-Term Instruments (Cost $323,967)		323,973

Total Investments 104.1% (Cost $1,897,811)		$1,940,193

Other Assets and Liabilities (Net) (4.1%)		(76,394)

Net Assets 100.0%		$1,863,799

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(c)	Coupon represents a weighted average yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,671 at a weighted average interest rate of (8.972%).
(h)	Securities with an aggregate market value of $6,758 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$	9,600	$492	$354	$138
CDX.HY-16 5-Year Index	BRC	5.000%	06/20/2016		14,160	529	387	142
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016		480	18	2	16
CDX.HY-18 5-Year Index	BOA	5.000%	06/20/2017		9,900	77	(427)	504
CDX.HY-18 5-Year Index	BPS	5.000%	06/20/2017		4,950	39	(189)	228
CDX.HY-18 5-Year Index	CBK	5.000%	06/20/2017		9,900	77	(50)	127
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017		4,950	39	(176)	215

						$1,271	$(99)	$1,370

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Restricted securities as of September 30, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$61	0.00%
NVHL S.A. ‘B’	03/09/2012	69	62	0.00%
NVHL S.A. ‘C’	03/09/2012	69	62	0.01%
NVHL S.A. ‘D’	03/09/2012	69	62	0.00%
NVHL S.A. ‘E’	03/09/2012	70	62	0.01%
NVHL S.A. ‘F’	03/09/2012	70	62	0.00%
NVHL S.A. ‘G’	03/09/2012	70	62	0.00%
NVHL S.A. ‘H’	03/09/2012	70	62	0.01%
NVHL S.A. ‘I’	03/09/2012	70	62	0.00%
NVHL S.A. ‘J’	03/09/2012	70	62	0.00%

		$696	$619	0.03%

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	6,732	$	8,661	BPS	$10	$0	$10
10/2012		43,369		54,411	BRC	0	(1,320)	(1,320)
10/2012		75,055		94,201	CBK	0	(2,249)	(2,249)
10/2012		564		709	DUB	0	(16)	(16)
10/2012		104,984		131,334	GLM	0	(3,575)	(3,575)
10/2012		3,610		4,664	HUS	25	0	25
10/2012		2,118		2,767	RBC	45	0	45
10/2012		5,022		6,574	RYL	120	0	120
10/2012		2,401		3,048	UAG	0	(38)	(38)
10/2012	GBP	1,503		2,427	MSC	0	0	0
10/2012	$	307,019	EUR	236,934	CBK	0	(2,547)	(2,547)
10/2012		865		691	DUB	23	0	23
11/2012	CHF	4,101	$	4,223	DUB	0	(141)	(141)
11/2012	EUR	237,863		308,310	CBK	2,551	0	2,551
11/2012		2,535		3,260	GLM	2	0	2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	EUR	6,891	$	8,865	RYL	$7	$0	$7
11/2012		1,224		1,586	UAG	13	0	13
12/2012	CAD	1,754		1,798	DUB	17	0	17
12/2012	GBP	11,848		18,840	BPS	0	(289)	(289)
12/2012		11,847		18,826	FBF	0	(301)	(301)
12/2012		2,391		3,874	HUS	14	0	14
12/2012		920		1,492	RBC	7	0	7
12/2012		921		1,487	RYL	0	0	0
12/2012		497		807	UAG	5	0	5
12/2012	$	688	GBP	424	UAG	0	(4)	(4)

						$2,839	$(10,480)	$(7,641)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$55,131	$0	$55,131
Corporate Bonds & Notes
Banking & Finance	0	223,226	1,440	224,666
Industrials	3,000	1,208,744	0	1,211,744
Utilities	0	119,512	676	120,188
Convertible Bonds & Notes
Industrials	0	997	0	997
Common Stocks
Health Care	0	0	619	619
Preferred Securities
Banking & Finance	1,004	1,871	0	2,875
Short-Term Instruments
Repurchase Agreements	0	2,577	0	2,577
U.S. Treasury Bills	0	6,758	0	6,758

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
PIMCO Short-Term Floating NAV Portfolios	$314,638	$0	$0	$314,638
	$318,642	$1,618,816	$2,735	$1,940,193

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,370	0	1,370
Foreign Exchange Contracts	0	2,839	0	2,839
	$0	$4,209	$0	$4,209

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(10,480)	$0	$(10,480)

Totals	$318,642	$1,612,545	$2,735	$1,933,922

(ii) As of September 30, 2012, assets valued at $5,400 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,349	$0	$0	$0	$0	$91	$0	$0	$1,440	$91
Utilities	117	947	(354)	2	2	(38)	0	0	676	(35)
Common Stocks
Health Care	0	696	0	0	0	(77)	0	0	619	(77)

Totals	$1,466	$1,643	$(354)	$2	$2	$(24)	$0	$0	$2,735	$(21)

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,440	Benchmark Pricing	Base Price	112.00
Utilities	676	Third Party Vendor	Broker Quote	91.00
Common Stocks
Health Care	619	Market Comparable Companies	EBITDA multiples Revenue multiple Discount for lack of marketability Control Premium	6.00-8.00 0.80-1.20 15.00-25.00 5.00-10.00

Total	$2,735

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$2,839	$0	$2,839
Unrealized appreciation on OTC swap agreements	0	1,370	0	0	0	1,370

	$0	$1,370	$0	$2,839	$0	$4,209

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$10,480	$0	$10,480

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$613	$0	$0	$0	$613
Net realized gain on foreign currency transactions	0	0	0	8,156	0	8,156

	$0	$613	$0	$8,156	$0	$8,769

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on swaps	$0	$1,990	$0	$0	$0	$1,990
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5,404)	0	(5,404)

	$0	$1,990	$0	$(5,404)	$0	$(3,414)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

September 30, 2012 (Unaudited)

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$77	$(50)	$27
BPS	(240)	140	(100)
BRC	(791)	910	119
CBK	(1,675)	1,760	85
DUB	(99)	0	(99)
FBF	(262)	271	9
GLM	(3,574)	3,678	104
HUS	39	0	39
RBC	52	0	52
RYL	128	0	128
UAG	(25)	0	(25)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 6.1%
AES Corp.
4.250% due 05/27/2018	$2,955	$2,975
Allison Transmission, Inc.
4.250% due 08/23/2019	12,500	12,559
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018	3,500	3,539
Bausch & Lomb, Inc.
5.250% due 05/17/2019	9,975	10,097
CCM Merger, Inc.
6.000% due 03/01/2017	1,801	1,819
Charter Communications, Inc.
4.000% due 05/15/2019	5,970	6,010
Chrysler Group LLC
6.000% due 05/24/2017	9,875	10,088
Clear Channel Communications, Inc.
3.616% due 07/30/2014	38,311	36,156
Colfax Corp.
4.500% due 01/13/2019	2,481	2,501
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014	893	894
DaVita, Inc.
4.000% due 08/24/2019	20,700	20,778
Del Monte Foods Co.
4.500% due 02/16/2018	5,992	5,995
Delos Aircraft, Inc.
4.750% due 04/12/2016	14,700	14,865
Emergency Medical Services Corp.
5.250% due 05/25/2018	5,950	5,989
Ferrara Candy Co.
7.500% - 8.500% due 06/18/2018	17,756	17,989
First Data Corp.
2.967% due 09/24/2014	375	373
GFA Brands, Inc.
7.000% due 07/02/2018	10,000	10,122
Harrah’s Operating Co., Inc.
3.217% - 3.244% due 01/28/2015	14,400	14,025
HCA, Inc.
2.466% due 11/17/2013	30,000	30,061
2.716% due 05/02/2016	9,375	9,352
HD Supply, Inc.
7.250% due 10/12/2017	11,000	11,374
Health Management Associates, Inc.
4.500% due 11/18/2018	2,978	3,004
Hertz Corp.
3.750% due 03/11/2018	5,415	5,411
Hilton Worldwide, Inc.
2.445% - 3.240% due 11/30/2015	106,754	101,248
Hologic, Inc.
4.500% due 08/01/2019	7,500	7,598
Ineos U.S. Finance LLC
6.500% due 04/27/2018	11,443	11,575
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018	70,000	70,350
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	9,875	9,924
iStar Financial, Inc.
5.000% due 06/28/2013	2,511	2,518
Kinetic Concepts, Inc.
7.000% due 05/04/2018	4,963	5,040
Novelis, Inc.
4.000% due 03/10/2017	2,948	2,957
Par Pharmaceutical Co.
5.000% due 10/01/2019	4,500	4,497
Petroleum Export Ltd.
3.379% due 12/20/2012	953	886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	$2,481	$2,507
Quintiles Transnational Corp.
5.000% due 06/08/2018	11,603	11,687
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018	4,000	4,035
Residential Cap LLC
5.000% due 11/18/2013	15,178	15,264
Rexnord LLC
5.000% due 04/01/2018	2,481	2,496
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018	10,000	10,053
RFC Borrower LLC
6.750% due 11/18/2013	3,000	3,046
Sealed Air Corp.
4.750% due 10/03/2018	3,920	3,951
Springleaf Financial Funding Co.
5.500% due 05/10/2017	256,150	251,283
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017	14,600	14,600
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017	2,870	1,984
Transdigm, Inc.
4.000% due 02/14/2017	14,837	14,955
Univision Communications, Inc.
2.216% due 09/29/2014	6,943	6,934
4.466% due 03/31/2017	95,575	94,845
Valeant Pharmaceuticals International, Inc.
4.250% - 4.750% due 02/13/2019	19,968	20,048
4.250% due 10/02/2019	2,500	2,504
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,985	1,990
Wolverine Healthcare Analytics, Inc.
6.750% due 05/23/2019	9,975	10,062
Yankee Candle, Co.
5.250% due 04/02/2019	4,478	4,527

Total Bank Loan Obligations (Cost $903,554)		929,340

CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 12.5%
Abbey National Treasury Services PLC
2.028% due 04/25/2014	12,000	11,914
4.000% due 04/27/2016	10,000	10,411
ABN Amro Bank NV
2.217% due 01/30/2014	15,000	15,159
ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (f)	3,000	2,805
AGFC Capital Trust
6.000% due 01/15/2067	24,800	14,012
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022	13,000	13,900
Ally Financial, Inc.
0.000% due 12/01/2012	300	299
3.779% due 06/20/2014	4,500	4,624
4.625% due 06/26/2015	17,000	17,445
5.500% due 02/15/2017	5,000	5,232
6.000% due 03/15/2019	1,190	1,171
6.200% due 03/15/2016	2,652	2,617
6.750% due 12/01/2014	400	427
7.000% due 05/15/2018	2,380	2,347
7.100% due 01/15/2013	3,000	2,993
7.250% due 09/15/2017	1,778	1,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 12/31/2013		$5,000	$5,287
7.500% due 11/15/2016		2,040	2,043
8.000% due 03/15/2020		5,000	5,875
American International Group, Inc.
3.750% due 11/30/2013		20,000	20,537
4.250% due 05/15/2013		500	511
5.000% due 06/26/2017	EUR	500	709
6.765% due 11/15/2017	GBP	7,070	13,153
8.625% due 05/22/2068		500	937
AyT Cedulas Cajas Fondo de Titulizacion de Activos
4.000% due 04/07/2014	EUR	10,000	12,115
Banco do Brasil S.A.
3.284% due 07/02/2014		$1,000	1,006
4.500% due 01/20/2016	EUR	6,000	8,183
5.875% due 01/19/2023		$12,500	13,531
6.000% due 01/22/2020		4,000	4,750
Banco Santander Brasil S.A.
2.485% due 03/18/2014		15,000	14,759
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	21,300
Bank of America Corp.
6.000% due 09/01/2017		500	579
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	4,000	8,122
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,300
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,326
BNP Paribas S.A.
7.195% due 06/25/2037 (f)		2,025	1,925
Caisse Centrale du Credit Immobilier de France S.A.
3.270% due 08/09/2013	EUR	26,520	33,848
3.750% due 03/10/2014		15,770	20,235
3.750% due 01/22/2015		17,185	21,722
Cantor Fitzgerald LP
6.375% due 06/26/2015		$7,000	7,111
7.875% due 10/15/2019		3,500	3,664
CIT Group, Inc.
5.250% due 04/01/2014		17,800	18,645
Citigroup, Inc.
1.906% due 01/13/2014		29,000	29,247
2.438% due 08/13/2013		5,000	5,068
4.587% due 12/15/2015		5,000	5,429
6.000% due 08/15/2017		500	583
6.500% due 08/19/2013		5,000	5,250
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	8,450	9,925
Dexia Credit Local S.A.
5.375% due 07/21/2014	EUR	22,589	27,641
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$7,000	7,280
Eksportfinans ASA
0.660% due 10/07/2013		900	870
0.661% due 04/05/2013		5,650	5,562
0.890% due 06/16/2015	JPY	100,000	1,164
1.600% due 03/20/2014		51,000	644
1.875% due 04/02/2013		$6,970	6,936
2.000% due 09/15/2015		17,800	16,655
2.375% due 05/25/2016		20,800	19,260
3.000% due 11/17/2014		24,550	24,135
5.500% due 05/25/2016		3,000	3,063
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,284
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,600	2,091
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$2,000	2,323

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 06/01/2014		$8,000	$8,838
8.700% due 10/01/2014		4,517	5,139
12.000% due 05/15/2015		12,000	14,970
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	4,863
Goldman Sachs Group, Inc.
0.772% due 01/30/2017		10,000	11,943
6.250% due 09/01/2017		$500	587
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,399
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,454
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	700	859
HBOS PLC
6.750% due 05/21/2018		$29,500	30,090
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,515
Hospitality Properties Trust
5.000% due 08/15/2022		26,895	28,314
5.125% due 02/15/2015		2,000	2,101
6.300% due 06/15/2016		10,000	10,909
6.700% due 01/15/2018		12,000	13,574
7.875% due 08/15/2014		2,000	2,162
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	23,237
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	21,065
Ineos Finance PLC
7.250% due 02/15/2019	EUR	12,750	16,630
7.500% due 05/01/2020		$500	510
8.375% due 02/15/2019		5,300	5,598
9.000% due 05/15/2015		900	956
ING Bank NV
1.439% due 03/15/2013		50,000	50,169
International Lease Finance Corp.
5.625% due 09/20/2013		500	518
5.750% due 05/15/2016		3,800	4,049
5.875% due 05/01/2013		3,950	4,059
6.250% due 05/15/2019		2,600	2,808
6.500% due 09/01/2014		33,900	36,612
6.750% due 09/01/2016		4,000	4,515
7.125% due 09/01/2018		27,100	31,707
8.750% due 03/15/2017		1,500	1,762
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		83,000	85,905
Jaguar Holding Co.
9.500% due 12/01/2019		500	564
Jefferies Group, Inc.
5.125% due 04/13/2018		6,500	6,630
8.500% due 07/15/2019		32,780	37,779
Kilroy Realty LP
4.800% due 07/15/2018		11,000	12,176
5.000% due 11/03/2015		22,000	23,958
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,938
LBG Capital PLC
7.588% due 05/12/2020	GBP	5,850	9,195
7.625% due 12/09/2019		2,000	3,110
7.625% due 10/14/2020	EUR	500	605
7.867% due 12/17/2019	GBP	2,000	3,165
7.869% due 08/25/2020		8,900	14,076
9.000% due 12/15/2019		449	729
9.125% due 07/15/2020		651	1,064
9.875% due 02/10/2023		300	481
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	5,000	6,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.675% due 01/31/2014	EUR	11,600	$14,733
0.908% due 07/22/2014		7,000	8,858
5.450% due 02/05/2013		$28,305	28,740
6.150% due 04/25/2013		21,205	21,835
6.400% due 08/28/2017		2,800	3,262
7.750% due 04/30/2018	GBP	3,300	6,412
Morgan Stanley
0.593% due 11/29/2013	EUR	25,000	31,846
0.917% due 01/16/2017		10,000	11,660
5.950% due 12/28/2017		$3,502	3,939
6.625% due 04/01/2018		7,000	8,054
7.300% due 05/13/2019		28,250	33,385
Panther CDO BV
1.453% due 02/24/2016	GBP	467	722
Petrobras Global Finance BV
3.250% due 04/01/2019 (c)	EUR	95,000	123,484
ProLogis LP
4.000% due 01/15/2018		$6,000	6,281
6.625% due 12/01/2019		5,000	6,003
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,743
10.250% due 04/15/2017		11,925	12,879
Prudential Covered Trust
2.997% due 09/30/2015		37,500	38,988
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	11,475
Rabobank Group
6.875% due 03/19/2020	EUR	38,400	52,060
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,543
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,871
Royal Bank of Scotland Group PLC
1.102% due 09/29/2015		7,000	6,302
1.108% due 03/09/2015		7,600	6,948
1.158% due 04/11/2016		5,500	4,717
5.625% due 08/24/2020		20,000	22,840
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	44,102
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		50,000	52,750
5.180% due 06/28/2019		14,500	15,261
5.717% due 06/16/2021		34,400	37,182
6.125% due 02/07/2022		40,000	44,299
SL Green Realty Corp.
7.750% due 03/15/2020		21,995	26,309
SLM Corp.
0.582% due 06/17/2013	EUR	300	380
5.000% due 04/15/2015		$300	318
6.250% due 01/25/2016		9,975	10,873
8.000% due 03/25/2020		6,070	7,041
8.450% due 06/15/2018		12,450	14,647
SLM Corp. CPI Linked Bond
4.114% due 06/15/2013		260	261
SLM Student Loan Trust
0.802% due 12/15/2033	EUR	2,494	2,748
Standard Chartered PLC
3.200% due 05/12/2016		$7,500	7,836
3.850% due 04/27/2015		8,150	8,602
5.500% due 11/18/2014		490	531
Stone Street Trust
5.902% due 12/15/2015		13,000	13,681
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		3,000	3,259
Waha Aerospace BV
3.925% due 07/28/2020		14,000	15,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Operating Partnership LP
5.875% due 04/01/2018		$3,000	$3,151
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,191
7.950% due 03/15/2025		300	355
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	287
11.750% due 07/15/2017		1,000	948

			1,901,000

INDUSTRIALS 5.5%
Agrokor DD
8.875% due 02/01/2020 (c)		7,000	7,000
9.125% due 02/01/2020 (c)	EUR	10,000	12,850
Aguila S.A.
7.875% due 01/31/2018		$500	528
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		500	548
Alion Science and Technology Corp.
12.000% due 11/01/2014 (d)		16,698	15,738
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,368	2,469
8.625% due 04/15/2023		40,760	43,868
10.375% due 01/02/2021		5,147	5,585
American Airlines, Inc.
7.500% due 03/15/2016^		1,500	1,515
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,724
6.375% due 09/15/2017		15,300	18,470
6.450% due 09/15/2036		6,500	8,089
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,788
6.500% due 04/15/2040		4,200	4,260
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,025
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,310
Avaya, Inc.
7.000% due 04/01/2019		325	304
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		856	912
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,292
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		11,000	10,367
Berry Plastics Corp.
9.750% due 01/15/2021		750	859
Biomet, Inc.
11.625% due 10/15/2017		1,379	1,470
Braskem Finance Ltd.
5.750% due 04/15/2021		15,000	15,975
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,100
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,344
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		5,000	5,013
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,267
CCO Holdings LLC
8.125% due 04/30/2020		1,300	1,476
Cemex S.A.B. de C.V.
5.362% due 09/30/2015		13,000	12,447
Centex Corp.
6.500% due 05/01/2016		8,500	9,562

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
9.500% due 02/15/2015		$10,000	$11,062
Chrysler Group LLC
8.250% due 06/15/2021		2,000	2,140
Colt Defense LLC
8.750% due 11/15/2017		17,260	11,996
CONSOL Energy, Inc.
8.250% due 04/01/2020		650	684
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (c)		1,400	1,439
5.500% due 04/29/2022 (c)		1,500	1,541
7.250% due 05/10/2021		8,116	9,272
7.707% due 10/02/2022		4,677	5,226
7.875% due 01/02/2020		3,104	3,189
Continental Airlines, Inc.
6.750% due 09/15/2015		3,750	3,951
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,088
CVS Pass-Through Trust
5.773% due 01/10/2033		6,723	7,708
7.507% due 01/10/2032		4,738	6,096
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,562
6.500% due 04/15/2016		14,000	15,645
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021		1,300	1,352
6.200% due 01/02/2020		7,328	8,005
7.750% due 06/17/2021		14,783	16,890
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,269
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	377
DJO Finance LLC
9.750% due 10/15/2017		1,000	855
El Paso LLC
6.950% due 06/01/2028		500	517
7.750% due 01/15/2032		1,200	1,405
8.050% due 10/15/2030		1,700	2,015
8.250% due 02/15/2016		830	921
Elli Finance UK PLC
8.750% due 06/15/2019	GBP	8,400	14,670
Enterprise Inns PLC
6.500% due 12/06/2018		7,718	10,999
FBG Finance Ltd.
5.125% due 06/15/2015		$2,000	2,220
Ferrellgas Partners LP
8.625% due 06/15/2020		650	632
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	806
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,292
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,316
Griffon Corp.
7.125% due 04/01/2018		$125	133
Grohe Holding GmbH
4.252% due 09/15/2017	EUR	400	492
HCA, Inc.
5.875% due 03/15/2022		$7,000	7,621
6.500% due 02/15/2020		15,850	17,672
8.360% due 04/15/2024		3,796	3,995
HeidelbergCement Finance BV
6.750% due 12/15/2015 (k)	EUR	6,000	8,507
7.500% due 10/31/2014		2,000	2,834
7.500% due 04/03/2020		3,000	4,308
8.500% due 10/31/2019		5,000	7,539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	$179
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	167
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,081
Jaguar Land Rover PLC
8.125% due 05/15/2021		1,000	1,094
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	6,075
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	455
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	983
MGM Resorts International
8.625% due 02/01/2019		200	219
Northwest Airlines Pass-Through Trust
1.184% due 11/20/2015		9,660	9,336
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	319
NXP BV
3.205% due 10/15/2013		1,594	1,596
OGX Austria GmbH
8.375% due 04/01/2022		16,820	14,675
8.500% due 06/01/2018		55,860	50,553
Peabody Energy Corp.
6.250% due 11/15/2021		500	500
Pernod-Ricard S.A.
5.750% due 04/07/2021		13,000	15,497
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	2,085
PHH Corp.
9.250% due 03/01/2016		3,000	3,458
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	479
Pride International, Inc.
6.875% due 08/15/2020		600	761
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	16,323
Punch Taverns Finance Ltd.
7.369% due 06/30/2022		5,436	8,010
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,408	8,015
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		$72,325	72,415
6.875% due 02/15/2021		4,500	4,770
7.875% due 08/15/2019		150	163
8.500% due 05/15/2018		1,500	1,530
9.875% due 08/15/2019		3,000	3,206
Rockies Express Pipeline LLC
5.625% due 04/15/2020		200	191
Samson Investment Co.
9.750% due 02/15/2020		5,000	5,156
SandRidge Energy, Inc.
7.500% due 03/15/2021		3,000	3,105
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	4,140
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,098
Sonat, Inc.
7.000% due 02/01/2018		500	546
Spirit Issuer PLC
3.297% due 12/28/2031	GBP	750	872
5.472% due 12/28/2034		3,637	4,463
6.582% due 12/28/2027		1,374	1,897
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,070

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stonemor Operating LLC
10.250% due 12/01/2017		$5,839	$5,868
Suburban Propane Partners LP
7.500% due 10/01/2018		2,533	2,723
Thermon Industries, Inc.
9.500% due 05/01/2017		348	389
Times Square Hotel Trust
8.528% due 08/01/2026		2,046	2,184
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	18,474
Tomkins LLC
9.000% due 10/01/2018		325	364
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,500	2,644
7.125% due 04/22/2025		1,476	1,609
UAL Pass-Through Trust
9.750% due 07/15/2018		7,479	8,563
10.400% due 05/01/2018		53,511	61,672
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,000	4,408
Univision Communications, Inc.
6.750% due 09/15/2022		$60,500	60,802
6.875% due 05/15/2019		2,000	2,070
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,598
UR Merger Sub Corp.
5.750% due 07/15/2018		150	159
7.625% due 04/15/2022		850	933
Valeant Pharmaceuticals International
7.000% due 10/01/2020		3,500	3,701
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		1,000	1,073
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	399
VWR Funding, Inc.
10.250% due 07/15/2015		1,500	1,536
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,341
Welltec A/S
8.000% due 02/01/2019		6,000	6,270
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,105
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	765

			846,528

UTILITIES 2.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		10,400	11,336
AES Corp.
7.375% due 07/01/2021		350	401
8.000% due 10/15/2017		325	377
9.750% due 04/15/2016		1,500	1,800
AES Ironwood LLC
8.857% due 11/30/2025		861	994
Calpine Corp.
7.875% due 07/31/2020		3,000	3,293
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,169
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,323
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		16,096	16,740
9.750% due 10/15/2019		3,000	3,225
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		23,618	24,444

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	119

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$10,000	$10,613
6.212% due 11/22/2016		20,000	22,276
7.288% due 08/16/2037		20,000	25,300
8.146% due 04/11/2018		13,500	16,513
9.250% due 04/23/2019		55,700	72,828
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,091
Midwest Generation LLC
8.560% due 01/02/2016		827	753
NFR Energy LLC
9.750% due 02/15/2017		500	460
NGPL PipeCo LLC
7.119% due 12/15/2017		21,800	23,271
7.768% due 12/15/2037		34,600	34,773
9.625% due 06/01/2019		21,700	24,792
NRG Energy, Inc.
7.375% due 01/15/2017		10,377	10,805
7.875% due 05/15/2021		1,400	1,530
8.250% due 09/01/2020		500	548
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,322
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		23,765	26,842
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,560
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,236
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,078	1,137
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,000	11,437
7.875% due 03/13/2018		5,000	6,075
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	5,000	64
1.500% due 05/30/2014		16,000	201
1.850% due 07/28/2014		16,000	201
2.125% due 03/24/2017	CHF	3,000	2,762
4.500% due 03/24/2014	EUR	28,400	36,726

			407,218

Total Corporate Bonds & Notes (Cost $3,002,017)			3,154,746

CONVERTIBLE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%
SL Green Operating Partnership LP
3.000% due 10/15/2017		$25,000	28,891

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	593

Total Convertible Bonds & Notes (Cost $25,700)			29,484

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,775
6.918% due 04/01/2040		7,000	9,728
7.043% due 04/01/2050		2,340	3,390
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	9,542

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	$5,000	$6,838

		40,273

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	5,500	7,857

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	5,500	6,671
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	2,000	2,499

		9,170

OHIO 0.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	1,500	1,752

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,339
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,381

		2,720

Total Municipal Bonds & Notes (Cost $45,444)		61,772

U.S. GOVERNMENT AGENCIES 25.7%
Fannie Mae
0.305% due 12/25/2036	235	225
0.337% due 03/25/2034	67	66
0.367% due 08/25/2034	28	28
0.437% due 09/25/2031	2,554	2,329
0.567% due 03/25/2044	39	38
0.617% due 06/25/2029 - 08/25/2036	76	75
0.619% due 11/25/2021	10	10
0.620% due 04/18/2028 - 09/18/2031	17	17
0.669% due 07/25/2021	12	13
0.919% due 08/25/2022	8	9
0.921% due 02/25/2022 (a)	308,080	17,310
1.019% due 05/25/2022	7	7
1.050% due 03/25/2022	15	15
1.069% due 05/25/2018 - 10/25/2020	35	35
1.100% due 09/25/2022	7	7
1.110% due 04/25/2023	9	9
1.119% due 05/25/2021 - 10/25/2021	45	46
1.150% due 01/25/2022	40	41
1.348% due 10/01/2044	12	12
1.419% due 01/25/2024	25	26
1.508% due 11/01/2028 (k)	604	631
1.519% due 11/25/2021	32	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.548% due 10/01/2040 (k)	$115	$118
1.594% due 09/25/2022	7	7
1.820% due 02/01/2032 (k)	48	48
1.840% due 12/01/2035	22	23
1.842% due 07/01/2032 (k)	396	408
1.885% due 12/01/2034 (k)	221	231
1.968% due 01/01/2018 (k)	26	28
2.025% due 11/01/2033	14	15
2.080% due 06/01/2025	2	2
2.109% due 07/01/2019 (k)	55	58
2.125% due 07/01/2032 (k)	97	99
2.149% due 09/01/2033 (k)	30	32
2.157% due 12/01/2035	7	7
2.250% due 07/01/2025 - 02/01/2032 (k)	200	207
2.253% due 09/01/2035 (k)	34	36
2.277% due 07/01/2025	2	2
2.280% due 07/01/2032 (k)	30	31
2.300% due 11/01/2033 (k)	99	106
2.306% due 10/01/2025 (k)	64	67
2.310% due 08/01/2033 (k)	159	170
2.315% due 05/01/2024 (k)	43	43
2.325% due 05/01/2024 (k)	97	99
2.340% due 12/01/2032 - 12/01/2033 (k)	124	129
2.353% due 03/01/2033 (k)	294	315
2.355% due 08/01/2032 (k)	28	30
2.357% due 03/01/2020	8	8
2.360% due 04/01/2017	3	3
2.366% due 11/01/2020 (k)	28	29
2.366% due 11/01/2020	10	10
2.368% due 10/01/2017 - 07/01/2018	23	23
2.368% due 07/01/2018 (k)	35	36
2.370% due 04/01/2032 (k)	67	72
2.375% due 09/01/2024 (k)	103	108
2.390% due 09/01/2017	8	8
2.390% due 03/01/2033 (k)	54	56
2.395% due 11/01/2029	24	25
2.395% due 09/01/2031 (k)	115	118
2.404% due 04/01/2028	16	18
2.420% due 10/01/2032 - 03/01/2034 (k)	66	70
2.429% due 06/01/2032 (k)	325	347
2.450% due 05/01/2018	5	5
2.451% due 04/01/2024	9	10
2.500% due 07/01/2017	2	2
2.500% due 08/01/2018 (k)	27	27
2.540% due 06/01/2019	6	6
2.555% due 01/01/2018	5	5
2.563% due 07/01/2036 (k)	39	43
2.564% due 10/01/2034 (k)	205	220
2.640% due 08/01/2017	11	11
2.663% due 07/01/2017	2	2
2.668% due 09/01/2030 (k)	47	51
2.675% due 05/25/2035	100	107
2.721% due 09/01/2017	10	10
2.722% due 10/01/2025	3	3
2.742% due 04/01/2033	8	8
2.745% due 10/01/2035 (k)	406	437
2.746% due 07/01/2018	3	3
2.760% due 05/01/2018	24	25
2.775% due 02/01/2032	19	20
2.780% due 03/01/2036 (k)	146	152
2.795% due 01/01/2019	7	7
2.800% due 01/01/2035 (k)	233	239
2.875% due 08/01/2032	18	19
2.890% due 08/01/2017	10	11

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2042 - 11/01/2042	$221,000	$233,213
3.038% due 03/01/2016	2	2
3.093% due 02/01/2028	1	1
3.099% due 05/01/2028	3	3
3.125% due 06/01/2017 - 07/01/2017	11	11
3.151% due 01/01/2028	3	3
3.166% due 05/01/2019	6	7
3.191% due 12/01/2027	5	5
3.250% due 11/01/2016 - 01/01/2018	8	9
3.250% due 09/01/2024 (k)	48	51
3.305% due 01/01/2029 (k)	113	120
3.375% due 09/01/2016 - 09/01/2017	12	12
3.397% due 09/01/2024	6	6
3.500% due 08/01/2025 - 11/01/2042	448,089	480,032
3.500% due 09/01/2025 - 09/01/2026 (k)	35,122	37,413
3.576% due 08/01/2026	11	12
3.613% due 07/01/2026	8	8
3.840% due 08/01/2021	19,737	22,419
3.875% due 01/01/2027	10	11
4.000% due 03/01/2034 - 11/01/2042	1,235,432	1,331,014
4.072% due 12/01/2027	18	19
4.166% due 03/01/2036 (k)	43	46
4.500% due 11/01/2023 - 10/01/2042	856,867	928,528
4.500% due 09/01/2040 (k)	403	438
4.791% due 04/01/2027 (k)	120	122
4.975% due 09/01/2022	26	26
5.000% due 01/01/2016 - 06/25/2043	93,583	111,118
5.020% due 06/01/2033	10,400	11,790
5.160% due 09/01/2018	15	16
5.307% due 10/01/2033	5	5
5.500% due 05/01/2023 - 06/01/2048	40,262	46,853
5.634% due 03/25/2041 (a)	31,387	4,881
5.834% due 03/25/2037 (a)	9,250	1,369
5.854% due 12/25/2036 - 02/25/2037 (a)	9,784	1,530
5.884% due 04/25/2037 (a)	6,317	1,103
5.934% due 08/25/2035 - 11/25/2039 (a)	18,863	3,149
6.000% due 06/25/2029 - 09/01/2040	220,782	245,660
6.000% due 05/01/2038 (k)	20,459	23,009
6.070% due 10/01/2036 (k)	29	31
6.084% due 01/25/2038 (a)	28,861	4,061
6.134% due 01/25/2040 (a)	21,399	4,192
6.164% due 03/25/2037 (a)	26,129	3,923
6.184% due 05/25/2037 (a)	7,325	1,067
6.224% due 04/25/2037 (a)	136,213	25,411
6.234% due 12/25/2037 - 10/25/2039 (a)	44,525	6,206
6.284% due 02/25/2037 (a)	17,209	2,713
6.290% due 02/25/2029	3,350	3,798
6.334% due 10/25/2036 - 06/25/2040 (a)	22,946	3,432
6.384% due 11/25/2035 (a)	4,250	772
6.434% due 11/25/2036 (a)	8,364	1,236
6.484% due 03/25/2036 (a)	14,736	2,454
6.500% due 06/25/2028 - 02/01/2036	1,030	1,170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.574% due 04/25/2037 (a)	$10,128	$2,012
6.784% due 02/25/2038 (a)	56,051	9,340
6.850% due 12/18/2027	26	30
6.900% due 05/25/2023	89	102
6.984% due 02/25/2037 (a)	5,813	974
7.000% due 07/25/2022 - 01/25/2048	1,056	1,212
7.101% due 06/25/2042	53	63
7.500% due 07/25/2022 - 06/25/2042	218	249
7.851% due 01/17/2040	943	1,036
8.000% due 07/25/2022	65	73
8.500% due 06/25/2030	442	520
8.600% due 08/25/2019	162	183
16.730% due 03/25/2038	4,518	6,075
19.523% due 04/25/2023 (a)	108	49
Freddie Mac
0.421% due 03/15/2031	307	307
0.477% due 08/25/2031	34	34
0.835% due 01/25/2021 (a)	112,600	4,544
1.511% due 07/25/2044	28	28
1.550% due 09/01/2037 (k)	194	202
1.606% due 12/25/2021 (a)	48,197	4,834
1.733% due 10/25/2018 (a)	71,356	5,869
1.840% due 10/15/2023	484	490
1.875% due 04/01/2017 (k)	171	179
1.879% due 08/25/2016 (a)	60,925	3,102
1.903% due 09/25/2018 (a)	31,919	2,840
2.100% due 02/01/2033	4	4
2.100% due 06/01/2033 (k)	30	30
2.120% due 08/01/2034	3	3
2.165% due 02/01/2037	9	10
2.238% due 04/01/2036 (k)	26	27
2.291% due 09/01/2023	18	18
2.295% due 08/01/2024	13	14
2.296% due 05/01/2029 (k)	102	110
2.348% due 01/01/2033	24	25
2.348% due 05/01/2033 (k)	51	54
2.349% due 10/01/2032 (k)	69	71
2.350% due 01/01/2033	21	22
2.350% due 09/01/2033 (k)	259	276
2.353% due 07/01/2033 (k)	37	39
2.355% due 09/01/2031 (k)	260	261
2.360% due 07/01/2034 (k)	202	214
2.361% due 10/01/2026	2	2
2.363% due 09/01/2034 - 01/01/2035 (k)	376	400
2.365% due 04/01/2033	4	4
2.368% due 06/01/2019	20	21
2.375% due 07/01/2017 - 09/01/2032 (k)	206	212
2.375% due 05/01/2037	23	24
2.385% due 07/01/2025 (k)	75	76
2.388% due 09/01/2033	15	16
2.406% due 03/01/2031 (k)	64	69
2.415% due 01/01/2037 (k)	594	637
2.427% due 12/01/2034 (k)	43	46
2.428% due 02/01/2026 (k)	53	56
2.434% due 05/01/2035 (k)	133	141
2.480% due 11/01/2036	7	8
2.500% due 01/01/2020	15	15
2.509% due 06/01/2037	5	5
2.516% due 03/01/2032 (k)	524	563
2.520% due 04/01/2036 (k)	42	45
2.524% due 08/01/2036	7	7
2.525% due 02/01/2036 (k)	36	39
2.536% due 11/01/2029 (k)	395	425
2.551% due 11/01/2017	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.553% due 09/01/2024 (k)	$26	$27
2.635% due 05/01/2019	3	3
2.667% due 09/01/2036	4	5
2.756% due 12/01/2033 (k)	257	276
2.795% due 01/01/2035 (k)	160	172
2.867% due 09/01/2018	13	13
2.875% due 10/01/2024 (k)	43	43
2.890% due 08/01/2034 (k)	249	254
2.915% due 10/01/2035 (k)	263	266
2.919% due 09/01/2037	23	24
2.920% due 09/01/2037	21	23
2.960% due 02/01/2018	18	19
2.979% due 08/01/2037	8	9
2.987% due 11/01/2035 (k)	199	213
3.024% due 07/01/2033 (k)	133	143
3.050% due 06/01/2019 (k)	36	36
3.051% due 08/01/2035	14	14
3.236% due 09/01/2037	9	10
3.274% due 01/25/2019 (a)(c)	25,900	4,093
3.382% due 05/01/2019 (k)	232	236
3.406% due 02/01/2015 (k)	31	31
3.500% due 08/15/2042 - 10/01/2042	48,561	51,819
3.615% due 06/25/2041 (a)	3,500	778
3.689% due 03/01/2025	2	2
3.993% due 03/01/2025 (k)	43	44
4.000% due 04/15/2019	200	216
4.999% due 03/15/2036 (a)	10,169	1,207
5.000% due 02/15/2024 - 05/15/2038	22,335	25,044
5.160% due 12/01/2037	12	13
5.492% due 09/01/2037	9	10
5.500% due 08/15/2036 - 06/15/2041	92,813	110,285
5.625% due 07/01/2037 - 02/01/2038	4,311	4,713
5.729% due 11/15/2037 (a)	39,780	6,525
5.829% due 08/15/2037 (a)	5,801	877
6.000% due 03/15/2017 - 02/15/2032	13,290	14,905
6.219% due 03/15/2037 (a)	31,482	4,478
6.229% due 06/15/2039 (a)	7,110	1,001
6.329% due 09/15/2036 (a)	18,535	2,959
6.349% due 09/15/2036 (a)	8,543	1,569
6.429% due 05/15/2036 (a)	11,252	1,748
6.479% due 04/15/2026 - 03/15/2036 (a)	13,780	2,113
6.500% due 11/15/2021 - 04/15/2029	1,024	1,166
6.750% due 01/15/2024	26	26
6.879% due 06/15/2032 (a)	13,097	1,565
6.929% due 08/15/2036 (a)	16,648	2,699
6.979% due 07/15/2034 (a)	3,846	669
7.000% due 10/15/2013 - 12/01/2047	2,247	2,589
7.250% due 09/15/2030	72	86
7.500% due 06/01/2014 - 09/15/2030	701	811
8.419% due 04/15/2041	278	281
8.500% due 06/15/2031	380	452
8.799% due 05/15/2023	33	40
8.818% due 05/15/2041	4,674	4,957
9.000% due 09/15/2020 - 02/15/2021	180	199
10.419% due 02/15/2040	1,769	1,950
15.659% due 12/15/2031 - 02/15/2032	5,618	7,929
16.323% due 09/15/2034	7,989	10,587

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	121

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
19.337% due 02/15/2024	$66	$112
19.760% due 11/15/2023	65	112
19.840% due 02/15/2024	26	45
20.356% due 10/15/2031	213	359
Ginnie Mae
1.467% due 11/16/2043 (a)	91,973	7,580
1.485% due 03/16/2051 (a)	32,549	2,088
1.625% due 02/20/2024 - 01/20/2035	75	78
1.625% due 02/20/2029 - 10/20/2032 (k)	563	585
1.679% due 10/16/2053 (a)	13,605	1,238
1.750% due 06/20/2022 - 04/20/2032	72	76
1.750% due 06/20/2032 (k)	196	204
2.000% due 08/20/2027	3	3
2.125% due 08/20/2033	18	18
4.000% due 10/15/2039 - 09/15/2040	306	338
5.000% due 07/20/2033	909	1,044
5.500% due 04/20/2037	67	86
5.625% due 07/20/2037 - 06/20/2038	4,462	4,982
6.100% due 06/15/2028 - 03/15/2029	1,515	1,738
6.490% due 01/15/2028 - 01/15/2029	1,269	1,456
27.410% due 03/20/2031	860	1,404
Small Business Administration
4.628% due 03/10/2013	179	182
5.370% due 04/01/2028	1,288	1,485
7.100% due 02/01/2017	25	27
7.190% due 12/01/2019	311	347
7.590% due 01/01/2020	134	152
Vendee Mortgage Trust
6.500% due 09/15/2024	188	221

Total U.S. Government Agencies (Cost $3,847,109)		3,916,656

MORTGAGE-BACKED SECURITIES 38.4%
Adjustable Rate Mortgage Trust
0.467% due 10/25/2035	271	224
0.467% due 03/25/2036	1,845	1,068
0.757% due 01/25/2036	352	275
2.990% due 01/25/2036	5,387	4,178
2.996% due 11/25/2035	1,249	1,002
3.016% due 02/25/2036	170	103
3.113% due 09/25/2035	478	435
5.119% due 01/25/2036	1,002	942
5.205% due 11/25/2035	1,185	1,084
American General Mortgage Loan Trust
5.150% due 03/25/2058	429	445
American Home Mortgage Assets LLC
0.407% due 12/25/2046	86,012	47,921
0.407% due 06/25/2047	354	202
0.427% due 10/25/2046	647	378
1.068% due 11/25/2046	10,494	5,399
1.108% due 09/25/2046	1,277	742
American Home Mortgage Investment Trust
0.517% due 11/25/2045	800	558
0.517% due 05/25/2047	5,600	1,862
2.226% due 10/25/2034	4,835	4,229
2.405% due 12/25/2035	249	173
2.405% due 11/25/2045^	66,460	52,904
2.533% due 10/25/2034	981	986
2.655% due 06/25/2045	3,129	3,099
2.709% due 02/25/2045	38,603	37,611

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASG Resecuritization Trust
2.608% due 03/26/2037		$606	$600
Asti Finance SRL
1.556% due 05/27/2050	EUR	21,775	23,628
Banc of America Alternative Loan Trust
0.617% due 06/25/2046^		$33	20
4.750% due 02/25/2019		60	60
5.500% due 07/25/2020		199	208
5.500% due 12/25/2035		516	433
5.750% due 04/25/2034		2,027	2,036
6.000% due 03/25/2021		101	104
6.000% due 11/25/2034		113	111
6.000% due 12/25/2034		111	110
6.000% due 08/25/2035		3,841	3,373
6.000% due 06/25/2046^		913	726
6.000% due 07/25/2046		3,595	3,086
6.199% due 11/25/2021		1,088	1,075
Banc of America Commercial Mortgage Trust
5.776% due 04/10/2049		4,000	4,468
Banc of America Funding Corp.
0.379% due 02/20/2047		25,932	23,162
0.717% due 07/25/2036^		167	106
0.717% due 07/26/2036		2,702	2,608
2.364% due 01/26/2037		79	78
2.546% due 06/20/2035		2,152	1,309
2.614% due 05/25/2035		107	29
2.645% due 03/20/2035		1,778	1,763
2.817% due 12/20/2034		1,133	945
3.086% due 05/20/2034		1,420	1,410
3.116% due 09/20/2035^		512	349
5.029% due 09/20/2035		134	127
5.500% due 09/25/2034		573	576
5.500% due 09/25/2035		2,661	2,812
5.500% due 03/25/2036		819	811
5.526% due 05/20/2036		1,169	1,149
5.626% due 03/20/2036		303	263
5.630% due 01/20/2047^		581	415
5.712% due 03/20/2036		1,399	1,144
5.750% due 10/25/2035		86	87
5.750% due 03/25/2036		226	224
5.888% due 04/25/2037		639	577
5.922% due 10/20/2046^		886	643
6.000% due 09/25/2036		13,423	12,976
6.000% due 09/25/2036^		3,471	3,038
6.000% due 08/25/2037		1,149	1,036
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		379,884	380,375
Banc of America Mortgage Securities, Inc.
5.270% due 12/25/2034		714	706
Banc of America Mortgage Trust
2.747% due 12/25/2033		494	489
2.770% due 11/25/2035		2,113	1,801
2.833% due 11/25/2035		1,097	1,044
2.863% due 12/25/2033		277	283
2.868% due 11/20/2046		32	26
2.928% due 10/25/2034		1,189	1,171
2.930% due 03/25/2034		41	41
2.935% due 01/25/2034		1,302	1,303
2.940% due 10/25/2035		124	110
2.960% due 01/25/2036^		953	691
2.965% due 02/25/2034		4,088	4,090
2.997% due 04/25/2034		93	92
2.998% due 05/25/2034		133	131
2.998% due 08/25/2034		1,237	1,240
3.000% due 02/25/2036		4,594	3,659
3.003% due 02/25/2035		1,429	1,435
3.011% due 03/25/2033		820	815
3.094% due 04/25/2033		286	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 07/25/2035	$1,719	$1,598
3.102% due 05/25/2033	73	75
3.102% due 05/25/2035	1,060	1,048
3.109% due 08/25/2034	938	917
3.111% due 06/25/2035	672	617
3.113% due 05/25/2034	2,667	2,641
3.116% due 08/25/2033	114	114
3.116% due 09/25/2035	1,516	1,322
3.120% due 05/25/2033	12	12
3.121% due 09/25/2034	8,158	8,118
3.130% due 04/25/2035	2,491	2,220
3.135% due 09/25/2033	664	677
3.196% due 02/25/2033	168	166
3.626% due 07/20/2032	160	162
4.945% due 11/25/2034	312	311
5.000% due 08/25/2019	180	183
5.068% due 09/25/2035	798	805
5.106% due 02/25/2035	2,371	2,334
5.250% due 07/25/2035	350	327
5.394% due 06/25/2035	3,505	3,480
5.500% due 09/25/2035	3,599	3,708
5.500% due 10/25/2035	2,214	2,142
6.000% due 09/25/2037	1,459	1,365
6.500% due 09/25/2033	79	83
Banc of America Re-REMIC Trust
2.146% due 08/17/2038	2,854	2,858
Bayview Commercial Asset Trust
0.497% due 01/25/2037	226	151
BCAP LLC Trust
0.416% due 07/26/2036	363	150
2.348% due 05/26/2036	2,111	2,083
2.464% due 11/26/2045	21,511	13,506
2.623% due 11/26/2035	2,103	938
2.634% due 02/26/2036	74	49
2.670% due 03/26/2035	68	43
2.704% due 05/26/2036	21,000	12,918
2.710% due 10/26/2033	19	13
2.711% due 06/26/2035	135	91
2.768% due 11/26/2035	79,086	42,920
2.855% due 10/26/2035	32,234	27,802
2.855% due 11/27/2037	30,259	26,964
2.917% due 10/26/2035	10,657	5,998
3.117% due 05/26/2047	24,532	12,935
3.141% due 09/26/2035	49	23
5.007% due 10/26/2037	17,242	13,932
5.250% due 02/26/2036	4,177	4,196
5.250% due 04/26/2037	8,509	7,886
5.330% due 08/26/2035	3,084	2,991
5.500% due 12/26/2035	6,458	6,538
8.527% due 08/26/2022	189	153
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	57	55
2.370% due 02/25/2036	616	588
2.470% due 10/25/2035	2,040	1,922
2.631% due 02/25/2036	556	412
2.633% due 08/25/2035	25,718	23,122
2.647% due 11/25/2034	2,666	2,369
2.722% due 04/25/2034	2,174	2,148
2.735% due 01/25/2035	1,155	1,027
2.764% due 08/25/2033	176	180
2.805% due 01/25/2035	4,672	4,614
2.819% due 01/25/2035	347	342
2.834% due 07/25/2034	1,043	1,002
2.870% due 04/25/2034	3,284	3,094
2.881% due 01/25/2035	224	222
2.890% due 02/25/2036	101	71
2.901% due 03/25/2035	3,499	3,063
2.969% due 08/25/2035	2,669	2,407

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.004% due 11/25/2034		$65	$61
3.031% due 04/25/2034		2,352	2,318
3.077% due 10/25/2034		982	946
3.109% due 04/25/2034		1,258	1,242
3.117% due 05/25/2047^		1,268	974
3.121% due 10/25/2034		2,183	1,682
3.346% due 07/25/2034		5	5
3.399% due 11/25/2034		678	689
4.804% due 07/25/2034		2,340	2,364
5.252% due 03/25/2035		3,935	3,903
5.259% due 11/25/2034		185	174
5.435% due 02/25/2036		1,881	1,176
5.485% due 07/25/2036^		18,470	15,135
5.580% due 04/25/2033		520	523
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		184	174
0.377% due 08/25/2036		209	99
0.377% due 06/25/2046^		2,029	1,003
0.657% due 07/25/2035		798	730
0.857% due 04/25/2034		726	659
0.857% due 07/25/2034		128	114
0.957% due 11/25/2034		268	262
2.605% due 02/25/2036		44	31
2.651% due 01/25/2035		334	238
2.682% due 04/25/2035		1,922	1,641
2.694% due 01/25/2036^		9,740	5,918
2.713% due 09/25/2034		151	135
2.734% due 06/25/2034		3,333	3,169
2.766% due 04/25/2035		1,971	1,498
2.822% due 04/25/2035		502	411
2.863% due 02/25/2036^		442	241
2.865% due 08/25/2036^		496	134
2.865% due 08/25/2036		135	133
2.874% due 09/25/2035		172	135
2.875% due 04/25/2035		3,356	2,751
2.890% due 05/25/2035		411	396
2.894% due 09/25/2035^		35,685	25,685
2.921% due 11/25/2036		351	236
2.943% due 01/25/2047		1,928	1,197
2.953% due 03/25/2036^		399	241
2.956% due 01/25/2035		812	610
3.006% due 09/25/2035		20,520	16,678
3.079% due 02/25/2034		455	456
3.156% due 09/25/2047		615	332
3.561% due 09/25/2034		483	469
5.493% due 08/25/2036^		8,118	5,631
5.517% due 05/25/2036^		36	20
5.757% due 01/25/2034		438	433
Bear Stearns Commercial Mortgage Securities
0.411% due 03/15/2022		20,000	18,926
0.871% due 03/15/2022		6,000	5,576
5.702% due 03/13/2040		3,989	3,781
6.000% due 07/15/2031		3,242	3,415
7.000% due 05/20/2030		17,482	20,048
Bear Stearns Mortgage Funding Trust
0.397% due 06/25/2037		8,148	5,588
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		394	230
2.840% due 01/26/2036		25,081	15,836
7.000% due 07/25/2037		52,579	37,307
Bella Vista Mortgage Trust
0.469% due 05/20/2045		750	505
CC Mortgage Funding Corp.
0.347% due 05/25/2048		1,545	1,029
0.397% due 05/25/2036		904	690
0.517% due 08/25/2035		300	232
Celtic Residential Irish Mortgage Securitisation
0.450% due 03/18/2049	EUR	37,500	31,976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.515% due 12/14/2048	EUR	15,224	$15,064
0.669% due 04/10/2048		2,278	2,174
0.916% due 12/14/2048	GBP	12,991	15,785
CFCRE Commercial Mortgage Trust
1.664% due 04/15/2044 (a)		$74,936	4,448
Chase Mortgage Finance Corp.
2.914% due 03/25/2037		6,511	5,693
2.915% due 07/25/2037		31	32
2.969% due 02/25/2037		581	588
2.981% due 07/25/2037		315	319
5.000% due 11/25/2033		86	88
5.212% due 12/25/2035		2,770	2,730
5.265% due 01/25/2036^		1,953	1,900
5.585% due 12/25/2037		2,393	2,287
5.625% due 03/25/2037		722	662
5.774% due 09/25/2036		79	76
6.000% due 10/25/2036		351	330
6.000% due 12/25/2036		366	370
6.000% due 02/25/2037^		6,250	5,883
6.000% due 03/25/2037^		3,239	2,795
6.000% due 05/25/2037^		2,067	1,809
6.250% due 10/25/2036		16,387	14,063
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021		361	370
5.500% due 12/25/2021		700	717
5.500% due 06/25/2037		1,871	1,939
5.500% due 07/25/2037		3,454	3,588
5.750% due 06/25/2036		675	685
5.750% due 01/25/2037		399	403
6.000% due 02/25/2036		103	102
Citigroup Commercial Mortgage Trust
0.248% due 05/15/2043 (a)		323,003	2,845
0.801% due 08/15/2021		2,000	1,706
5.485% due 03/17/2051		9,558	10,058
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		879	804
2.530% due 03/25/2036		3,203	2,905
2.600% due 05/25/2035		420	408
2.614% due 07/25/2036		247	248
2.679% due 08/25/2035		965	967
2.733% due 05/25/2035		644	546
2.857% due 09/25/2034		6,652	6,700
2.895% due 07/25/2046^		1,026	790
2.901% due 03/25/2034		1,204	1,198
2.919% due 10/25/2035		149	122
2.982% due 09/25/2037^		3,562	1,843
2.989% due 03/25/2036		6,714	5,548
3.171% due 02/25/2034		108	106
4.111% due 09/25/2035		2,506	2,204
4.948% due 06/25/2037		923	924
5.122% due 11/25/2036^		3,060	2,314
5.500% due 12/25/2020		515	501
6.000% due 02/25/2037		885	928
9.088% due 12/25/2036		60,000	44,195
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		469	478
Citimortgage Alternative Loan Trust
5.234% due 02/25/2037^ (a)		9,121	1,687
5.500% due 11/25/2021		1,118	1,123
5.500% due 04/25/2022^		13,062	13,415
5.750% due 12/25/2036^		1,610	1,265
5.750% due 03/25/2037^		2,751	2,015
6.000% due 07/25/2036^		1,521	1,176
6.000% due 06/25/2037		599	488
6.000% due 10/25/2037^		12,897	10,722
Claris Finance SRL
1.503% due 11/28/2060	EUR	30,000	38,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Pass-Through Certificates
0.264% due 07/10/2046 (a)	$172,172	$4,585
0.302% due 05/25/2019 (a)	1,032,588	15,444
0.660% due 12/10/2046 (a)	321,302	1,884
2.445% due 05/15/2045 (a)	16,651	2,307
2.648% due 07/10/2046 (a)	19,274	1,640
3.376% due 06/09/2028	19,381	19,848
6.787% due 07/16/2034	2,000	2,338
Countrywide Alternative Loan Trust
0.377% due 02/25/2047	1,595	1,180
0.387% due 01/25/2037^	412	285
0.397% due 05/25/2047	15,147	10,411
0.397% due 06/25/2047	12,087	7,867
0.407% due 09/25/2046	85,593	56,250
0.407% due 10/25/2046	10,139	7,372
0.409% due 03/20/2047	20,558	12,387
0.419% due 07/20/2046^	775	383
0.427% due 05/25/2035	457	317
0.427% due 07/25/2046	15,896	11,504
0.429% due 05/20/2046	65,101	40,335
0.429% due 07/20/2046^	1,102	525
0.429% due 09/20/2046	2,671	1,161
0.437% due 05/25/2035	1,114	736
0.477% due 07/25/2035	179	126
0.487% due 02/25/2036	1,285	838
0.497% due 12/25/2035	990	824
0.499% due 09/20/2046	591	92
0.507% due 11/25/2035	1,112	693
0.527% due 08/25/2035	4,023	2,561
0.527% due 10/25/2035	221	147
0.539% due 11/20/2035	17,971	11,679
0.547% due 10/25/2035	841	527
0.549% due 11/20/2035	17,809	11,633
0.567% due 09/25/2034	1,557	1,342
0.567% due 09/25/2035	965	683
0.587% due 02/25/2037	1,106	528
0.617% due 03/25/2034	18	17
0.617% due 06/25/2036^	259	143
0.637% due 12/25/2035	1,914	970
0.667% due 09/25/2035	344	245
0.717% due 12/25/2035	8,400	5,329
0.767% due 04/25/2033	38	38
0.987% due 11/25/2035	12,963	9,031
0.998% due 11/25/2046	3,986	2,126
1.017% due 01/25/2036^	2,476	1,633
1.042% due 08/25/2046	51,816	33,924
1.148% due 12/25/2035	13,560	9,543
1.248% due 08/25/2035	445	258
1.458% due 07/20/2035	148	99
1.793% due 06/25/2035	216	151
2.630% due 12/25/2035^	2,648	1,952
2.684% due 12/25/2035	134	98
2.685% due 03/25/2047	21,823	15,530
2.863% due 12/25/2034	28	26
2.897% due 02/25/2037^	4,472	3,411
2.996% due 06/25/2037	502	374
4.884% due 11/25/2035 (a)	16,380	2,988
5.000% due 08/25/2035	5,008	4,438
5.034% due 06/25/2036 (a)	34,615	5,570
5.182% due 06/25/2047	945	754
5.250% due 02/25/2021^	1,121	1,082
5.268% due 07/25/2021^	63	59
5.276% due 10/25/2035	108	90
5.418% due 08/25/2036	1,887	1,637
5.463% due 03/25/2047	457	443
5.500% due 08/25/2034	183	183
5.500% due 05/25/2035	1,940	1,949
5.500% due 06/25/2035	1,414	1,382

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	123

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/25/2035	$379	$352
5.500% due 11/25/2035^	33,496	26,739
5.500% due 02/25/2036^	2,499	1,886
5.750% due 07/25/2037^	1,081	872
5.750% due 04/25/2047^	1,341	963
6.000% due 12/25/2033	59	59
6.000% due 02/25/2034	5	5
6.000% due 02/25/2036^	129	105
6.000% due 04/25/2036	2,687	2,186
6.000% due 04/25/2036^	40,643	31,504
6.000% due 05/25/2036^	584	405
6.000% due 02/25/2037	8,670	6,573
6.000% due 04/25/2037^	18,509	13,784
6.000% due 06/25/2037^	681	526
6.250% due 12/25/2036^	8,183	5,831
6.250% due 08/25/2037^	1,654	1,206
6.250% due 11/25/2046	6,689	4,447
6.500% due 06/25/2036^	1,033	691
6.500% due 08/25/2036^	230	140
6.500% due 09/25/2036	5,138	3,974
7.000% due 08/25/2034	476	490
7.250% due 08/25/2032	507	530
7.500% due 12/25/2034	216	170
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046	165	106
0.447% due 05/25/2035	635	493
0.487% due 03/25/2035	1,384	1,185
0.487% due 04/25/2035	9	6
0.507% due 02/25/2035	198	143
0.507% due 04/25/2035	1,609	1,216
0.517% due 03/25/2035	274	200
0.517% due 05/25/2035	23,094	18,024
0.537% due 03/25/2035	218	138
0.547% due 02/25/2035	227	178
0.557% due 02/25/2035	209	179
0.557% due 03/25/2036	58	25
0.567% due 02/25/2036	59	21
0.587% due 02/25/2035	209	159
0.597% due 09/25/2034	240	186
0.717% due 05/25/2036	13,148	9,302
2.319% due 09/25/2034	1,215	878
2.491% due 06/20/2034	5,278	5,065
2.531% due 07/25/2034	800	795
2.610% due 02/20/2036	1,338	1,012
2.718% due 02/19/2034	7	6
2.722% due 02/20/2035	9,072	8,312
2.775% due 09/20/2034	846	652
2.784% due 02/25/2034	1,142	1,117
2.801% due 11/20/2034	971	868
2.803% due 09/25/2034	131	102
2.803% due 03/25/2037^	915	540
2.809% due 02/20/2036	17,081	14,130
2.810% due 12/25/2033	439	419
2.822% due 03/25/2035	208	151
2.836% due 04/25/2035	38	28
2.869% due 05/20/2034	328	325
2.895% due 09/20/2036^	2,929	1,767
2.897% due 08/20/2035	175	130
2.898% due 02/25/2047^	262	182
2.921% due 03/25/2035	2,213	1,947
2.925% due 07/19/2033	1,349	1,353
2.945% due 10/20/2035	4,504	3,923
2.965% due 05/19/2033	434	436
2.990% due 06/25/2033	339	345
2.990% due 05/25/2034	549	543
3.012% due 08/25/2034	270	232
3.021% due 10/25/2033	504	495
3.062% due 05/20/2035	5,731	4,678

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.086% due 02/25/2034	$84	$81
3.089% due 02/25/2034	145	145
3.729% due 09/25/2047^	504	368
4.577% due 12/19/2033	263	267
5.000% due 04/25/2035	3,152	3,222
5.087% due 04/25/2035^	1,241	1,108
5.143% due 05/20/2036	254	177
5.250% due 12/25/2027	3,924	3,554
5.250% due 07/25/2034	1,919	1,792
5.425% due 04/20/2036^	1,819	1,297
5.435% due 05/20/2036	267	186
5.500% due 04/25/2035	189	191
5.500% due 08/25/2035	14,072	13,582
5.500% due 09/25/2035	11,371	10,889
5.500% due 10/25/2035	649	645
5.500% due 11/25/2035	394	363
5.500% due 01/25/2036	276	281
5.595% due 06/25/2047	58,790	53,246
5.750% due 08/25/2034	1,594	1,475
5.750% due 02/25/2036	3,965	3,567
5.750% due 02/25/2037	412	359
5.750% due 05/25/2037	1,920	1,722
5.750% due 05/25/2037^	457	398
5.750% due 07/25/2037^	4,619	4,277
5.750% due 07/25/2037	309	299
5.850% due 05/25/2036^	9,468	8,294
6.000% due 12/25/2035	115	105
6.000% due 05/25/2036^	7,262	6,334
6.000% due 03/25/2037^	16,454	14,621
6.000% due 04/25/2037^	1,765	1,609
6.000% due 05/25/2037^	15,805	13,986
6.000% due 07/25/2037	16,072	13,429
6.000% due 08/25/2037^	6,236	5,579
6.000% due 10/25/2037	741	720
6.000% due 01/25/2038	35,257	32,031
6.250% due 09/25/2036	1,733	1,501
6.250% due 10/25/2036	395	338
6.500% due 05/25/2037^	121	109
6.500% due 10/25/2037	19,344	16,251
6.500% due 11/25/2037	13,808	11,792
Credit Suisse First Boston Mortgage Securities Corp.
0.867% due 11/25/2031	359	292
0.917% due 11/25/2035	3,896	2,627
2.605% due 07/25/2033	284	285
2.683% due 03/25/2034	225	223
2.699% due 08/25/2033	1,182	1,199
2.875% due 09/25/2034	856	862
2.937% due 04/25/2034	91	90
2.981% due 10/25/2033	252	254
3.036% due 11/25/2034	228	231
5.250% due 12/25/2020	30	31
5.250% due 08/25/2035	311	320
5.250% due 09/25/2035	4,053	3,492
5.500% due 07/25/2035	1,603	1,624
5.500% due 10/25/2035	24,718	23,445
5.750% due 04/22/2033	217	228
6.000% due 11/25/2035^	485	324
6.500% due 01/25/2036	942	615
Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021	2,771	2,696
0.458% due 05/15/2023 (a)	58,600	1,150
0.591% due 10/15/2021	6,000	5,739
0.621% due 10/15/2021	8,500	8,074
0.691% due 10/15/2021	135	127
0.692% due 04/27/2037	40,523	20,665
2.812% due 04/26/2037	1,381	1,396
3.034% due 08/27/2037	246	246
4.000% due 08/27/2037	59,487	48,338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.355% due 12/27/2035		$1,251	$1,216
5.467% due 09/15/2039		8,340	9,450
5.509% due 04/15/2047		3,000	3,471
5.708% due 05/26/2037		173	185
6.049% due 02/27/2047		309,765	216,981
7.000% due 08/26/2036		16,631	13,629
Credit Suisse Mortgage Capital Trust
5.000% due 04/25/2037		4,905	4,275
5.500% due 03/25/2037		2,651	2,495
6.000% due 02/25/2037^		1,478	1,251
6.000% due 06/25/2037		10,422	9,433
6.250% due 08/25/2036^		6,217	5,415
DBUBS Mortgage Trust
1.566% due 11/10/2046 (a)		116,267	5,914
3.642% due 08/10/2044		8,900	9,769
DECO Series
0.697% due 01/27/2018	EUR	4,069	4,952
1.022% due 01/27/2020	GBP	1,998	2,256
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036		$147	63
0.347% due 08/25/2047		42,818	31,003
0.367% due 02/25/2047		1,107	629
0.527% due 10/25/2035		6	5
0.567% due 06/25/2037		45,120	12,783
3.061% due 10/25/2035		1,754	1,537
5.000% due 10/25/2018		305	316
Deutsche Mortgage Securities, Inc.
2.709% due 06/25/2034		43	38
5.243% due 06/26/2035		2,552	2,520
Downey Savings & Loan Association Mortgage Loan Trust
0.399% due 04/19/2047^		443	99
0.469% due 03/19/2045		78	62
0.549% due 09/19/2045		2,140	1,499
0.619% due 11/19/2044		308	175
1.068% due 03/19/2046		334	191
2.457% due 07/19/2044		917	852
2.470% due 07/19/2044		57	53
E-MAC NL BV
2.702% due 07/25/2036	EUR	1,339	1,452
Eclipse Ltd.
0.929% due 01/25/2020	GBP	18,096	26,778
Emerald Mortgages PLC
0.240% due 07/15/2048	EUR	33,447	31,268
European Loan Conduit
0.495% due 05/15/2019		5,407	6,250
Eurosail PLC
0.378% due 03/13/2045		1,854	2,303
0.418% due 03/13/2045		2,936	3,253
0.813% due 12/15/2044	GBP	2,094	3,053
0.822% due 03/13/2045		8,633	12,224
Extended Stay America Trust
1.368% due 01/05/2016 (a)		$164,500	361
3.330% due 01/05/2013 (a)		31,387	176
Fastnet Securities PLC
0.361% due 08/10/2043	EUR	65,570	60,975
First Horizon Alternative Mortgage Securities
0.587% due 02/25/2037		$666	386
0.967% due 04/25/2036^		6,223	3,870
2.563% due 08/25/2034		1,112	1,078
2.564% due 09/25/2034		1,648	1,654
2.572% due 08/25/2035		5,120	4,226
2.591% due 04/25/2035		11,355	10,010
2.603% due 02/25/2035		4,750	4,272
2.625% due 03/25/2035		1,992	1,719
5.250% due 02/25/2021		2,659	2,633
5.334% due 04/25/2037 (a)		10,129	2,296

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2036^		$163	$136
6.000% due 08/25/2036^		8,662	7,248
6.250% due 08/25/2037^		359	284
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037^		645	565
First Horizon Mortgage Pass-Through Trust
2.536% due 02/25/2034		263	262
2.543% due 05/25/2035		2,183	1,778
2.550% due 06/25/2034		351	358
2.563% due 05/25/2036		4,432	3,878
2.570% due 05/25/2037^		3,920	2,760
2.586% due 06/25/2035		4,557	4,212
2.589% due 01/25/2037^		3,870	3,139
2.591% due 10/25/2035		5,673	4,929
2.614% due 08/25/2035		382	364
2.623% due 10/25/2034		968	966
2.626% due 05/25/2034		197	196
4.515% due 10/25/2035		677	572
4.997% due 02/25/2035		1,827	1,852
5.250% due 05/25/2021		687	625
5.500% due 04/25/2022		583	591
5.709% due 10/25/2034		23	23
5.750% due 10/25/2021		463	464
5.750% due 05/25/2037		1,200	1,054
First Republic Mortgage Loan Trust
0.571% due 11/15/2031		37	37
0.621% due 11/15/2032		125	124
0.721% due 11/15/2030		664	632
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		419,987	2,306
GMAC Commercial Mortgage Securities Trust, Inc.
5.539% due 04/10/2040		6,462	6,539
GMAC Mortgage Corp. Loan Trust
3.257% due 11/19/2035		935	842
3.487% due 03/18/2035		127	125
3.509% due 03/18/2035		4,268	4,277
3.712% due 05/25/2035		448	391
4.622% due 10/19/2033		26	27
4.915% due 11/19/2035		1,134	1,063
5.097% due 05/25/2035		2,945	2,937
5.253% due 03/18/2035		85	84
5.480% due 11/19/2035		11,069	10,880
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	9,885	10,751
0.400% due 06/18/2038		764	857
0.515% due 06/18/2039		$8,215	7,214
Greenpoint Mortgage Funding Trust
0.397% due 01/25/2037		22,642	13,200
0.417% due 03/25/2047		293	206
0.427% due 04/25/2036		241	147
0.457% due 08/25/2045		807	558
0.477% due 10/25/2045		1,282	930
0.487% due 11/25/2045		129	92
0.537% due 09/25/2046^		4,657	1,031
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		137	135
Greenwich Capital Commercial Funding Corp.
1.381% due 10/05/2020		4,357	4,277
2.231% due 10/05/2020		5,118	5,122
GS Mortgage Securities Corp.
0.281% due 12/10/2043 (a)		35,931	502
0.668% due 06/06/2020		8,315	8,244
0.856% due 12/10/2043 (a)		153,337	3,634
0.858% due 06/06/2020		10,700	10,554
1.312% due 03/10/2044 (a)		29,494	1,516
1.685% due 08/10/2043 (a)		163,943	13,325
2.370% due 02/10/2021 (a)		35,005	649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.397% due 01/10/2045 (a)	$7,442	$1,053
2.813% due 05/10/2045 (a)	88,137	13,607
3.566% due 02/10/2021 (a)	41,136	1,308
4.805% due 03/06/2020	2,000	2,001
7.500% due 09/25/2036	1,587	1,401
7.500% due 10/25/2036	511	423
GSMPS Mortgage Loan Trust
0.617% due 06/25/2034	289	248
GSR Mortgage Loan Trust
0.667% due 07/25/2037^	676	438
1.956% due 04/25/2032	36	36
2.613% due 09/25/2035	104	103
2.625% due 07/25/2035	978	929
2.641% due 09/25/2035	4,600	4,187
2.647% due 09/25/2035	166	168
2.705% due 01/25/2036	17,090	14,542
2.707% due 08/25/2034	5,645	5,610
2.756% due 08/25/2034	161	138
2.771% due 07/25/2035	3,700	3,303
2.841% due 08/25/2034	2,099	2,138
2.862% due 04/25/2035	330	319
2.899% due 01/25/2035	4,502	4,469
2.908% due 12/25/2034	1,130	1,064
2.920% due 04/25/2036	278	250
3.004% due 05/25/2035	1,307	1,191
3.044% due 05/25/2035	24,078	21,176
3.045% due 05/25/2035	3,714	3,117
3.064% due 10/25/2035	569	467
3.087% due 07/25/2035	1,262	1,038
3.100% due 09/25/2034	111	108
3.129% due 11/25/2035	222	191
3.134% due 07/25/2035	3,617	3,321
4.906% due 01/25/2036	500	455
5.000% due 07/25/2036	1,876	1,818
5.138% due 11/25/2035	4,230	4,253
5.193% due 04/25/2035	1,051	1,061
5.250% due 07/25/2035	878	867
5.333% due 03/25/2037	8,075	7,227
5.500% due 07/25/2035	733	763
5.500% due 03/25/2036	4,232	3,813
5.500% due 06/25/2036	1,537	1,429
5.500% due 01/25/2037	16,800	15,754
5.750% due 02/25/2036	2,936	2,826
5.750% due 02/25/2037	463	468
6.000% due 02/25/2021	5,620	5,600
6.000% due 06/25/2036	9,250	8,583
6.000% due 09/25/2036	5,067	4,404
6.000% due 01/25/2037	473	475
6.000% due 07/25/2037	569	530
6.500% due 09/25/2036	4,733	4,196
6.500% due 10/25/2036	3,229	2,930
Harborview Mortgage Loan Trust
0.389% due 12/19/2036	388	251
0.399% due 11/19/2036	419	302
0.409% due 01/19/2038	3,750	2,706
0.429% due 11/19/2036	17,485	11,647
0.439% due 07/19/2047	1,559	1,154
0.459% due 01/19/2036	167	105
0.469% due 01/19/2036	191	124
0.499% due 02/19/2036	3,821	2,556
0.509% due 07/19/2045	166	81
0.529% due 11/19/2035	929	687
0.529% due 08/19/2045	1,715	1,355
0.549% due 09/19/2035	344	244
0.569% due 01/19/2035	460	325
0.599% due 01/19/2035	1,035	615
0.609% due 12/19/2034	408	272
0.619% due 11/19/2034	561	405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.619% due 12/19/2034	$180	$120
0.998% due 12/19/2036	22,535	15,090
1.356% due 06/19/2034	86	80
2.178% due 11/19/2034	1,238	1,134
2.854% due 01/19/2035	1,493	1,334
2.873% due 08/19/2034	4,371	4,287
2.898% due 12/19/2035	89	73
3.077% due 07/19/2035	5,514	4,584
3.077% due 06/19/2036^	748	433
3.096% due 12/19/2035	214	194
3.111% due 07/19/2035	3,513	3,263
5.511% due 06/19/2036	353	210
5.750% due 08/19/2036^	2,806	2,016
HSI Asset Loan Obligation Trust
5.135% due 01/25/2037	196	160
6.055% due 01/25/2037^	1,899	1,579
Impac CMB Trust
0.497% due 10/25/2035	26,079	18,407
0.857% due 09/25/2034	767	709
Impac Secured Assets Trust
0.417% due 05/25/2036	243	132
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032	5	5
Indymac Index Mortgage Loan Trust
0.347% due 10/25/2036	296	222
0.407% due 09/25/2046	1,965	1,326
0.427% due 05/25/2046	2,422	1,770
0.447% due 04/25/2035	3,061	2,309
0.447% due 07/25/2046	34,553	22,404
0.457% due 04/25/2035	13,083	10,363
0.457% due 07/25/2035	717	543
0.457% due 06/25/2037	352	276
0.497% due 03/25/2035	4,086	3,186
0.497% due 07/25/2035	375	144
0.517% due 06/25/2037^	1,207	473
0.537% due 02/25/2035	694	542
0.537% due 07/25/2045	609	468
0.817% due 04/25/2034	487	385
0.837% due 06/25/2034	32	28
0.997% due 10/25/2036	96	71
1.017% due 08/25/2034	204	155
1.097% due 09/25/2034	149	107
2.479% due 04/25/2035	111	84
2.479% due 06/25/2037^	969	612
2.559% due 01/25/2035	2,562	2,180
2.583% due 03/25/2035	98	87
2.592% due 06/25/2035	292	226
2.626% due 08/25/2035	1,016	843
2.671% due 12/25/2034	86	75
2.699% due 03/25/2035	140	128
2.708% due 11/25/2035^	8,835	5,824
2.737% due 03/25/2035	4,804	4,430
2.783% due 10/25/2034	161	141
2.976% due 06/25/2036	574	357
2.999% due 09/25/2036	158	98
3.062% due 10/25/2034	903	893
4.740% due 08/25/2037	240	184
4.802% due 09/25/2035	1,279	1,078
4.854% due 01/25/2036	548	442
4.883% due 05/25/2036	72,610	61,780
4.901% due 06/25/2036	2,189	1,948
4.919% due 08/25/2035	544	458
4.960% due 11/25/2035	3,689	3,070
5.010% due 10/25/2035	458	371
5.161% due 12/25/2035	84	71
Indymac Mortgage Loan Trust
2.537% due 01/25/2036	806	704
2.548% due 01/25/2036	6,484	5,688

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	125

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.466% due 09/25/2037	$18,078	$13,441
4.927% due 11/25/2035	3,018	2,867
5.418% due 08/25/2036	531	537
6.250% due 11/25/2037	1,870	1,659
6.500% due 09/25/2037	230	156
JP Morgan Resecuritization Trust
4.500% due 11/26/2034	180	184
JPMorgan Alternative Loan Trust
2.851% due 05/25/2036^	949	665
5.500% due 02/25/2021^	505	472
5.550% due 10/25/2036	2,574	2,559
JPMorgan Chase Commercial Mortgage Securities Corp.
2.131% due 11/15/2043 (a)	210,966	19,339
2.377% due 06/15/2043 (a)	19,357	1,173
5.298% due 05/15/2047	2,138	2,158
5.718% due 03/18/2051	2,000	2,107
JPMorgan Mortgage Trust
2.367% due 10/25/2033	329	343
2.583% due 06/25/2035	1,400	1,369
2.647% due 11/25/2035	1,295	1,144
2.739% due 11/25/2035	676	675
2.791% due 02/25/2036	780	654
2.802% due 01/25/2037^	1,271	1,025
2.866% due 04/25/2035	460	458
2.899% due 04/25/2037	1,811	1,474
2.915% due 07/25/2035	596	586
2.925% due 04/25/2035	2,728	2,701
2.945% due 07/25/2035	1,290	1,111
2.949% due 06/25/2035	306	271
2.990% due 08/25/2035	160	159
2.997% due 06/25/2037^	1,195	944
3.001% due 07/25/2035	1,362	1,379
3.005% due 07/25/2035	1,816	1,591
3.010% due 06/25/2036	8,604	6,925
3.014% due 05/25/2036^	66	52
3.029% due 08/25/2035^	10,011	8,743
3.040% due 08/25/2036	214	166
3.043% due 10/25/2035	959	892
3.046% due 08/25/2035	119	115
3.071% due 07/25/2035	163	162
3.097% due 07/25/2035	1,571	1,536
3.116% due 08/25/2035	664	672
4.281% due 04/25/2035	46	47
4.428% due 02/25/2035	123	124
4.761% due 02/25/2034	52	53
5.000% due 06/25/2021	2,208	2,114
5.000% due 03/25/2022	574	568
5.214% due 10/25/2035	36	32
5.318% due 09/25/2035	4,216	4,077
5.321% due 04/25/2037	2,054	1,828
5.367% due 04/25/2036	6,121	5,515
5.420% due 05/25/2036	13,407	11,094
5.440% due 06/25/2037	20,832	18,820
5.454% due 06/25/2036	1,326	1,210
5.500% due 01/25/2021	217	220
5.500% due 03/25/2022	237	236
5.500% due 09/25/2035	20,367	21,097
5.500% due 01/25/2036	5,956	5,513
5.500% due 08/25/2037	14,765	13,257
5.537% due 04/25/2036	6,842	6,167
5.571% due 04/25/2037	20,146	18,085
5.667% due 08/25/2036	20,945	17,572
5.750% due 03/25/2037^	1,500	1,252
5.831% due 10/25/2036	599	559
6.000% due 07/25/2036	15,328	13,882
6.000% due 06/25/2037	49,708	41,832
6.000% due 08/25/2037	4,430	3,990
6.500% due 09/25/2035	1,060	1,053

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 08/25/2037		$2,642	$2,447
LB-UBS Commercial Mortgage Trust
0.693% due 02/15/2040 (a)		45,065	865
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.021% due 06/15/2022		18,700	17,935
Lehman Mortgage Trust
1.117% due 12/25/2035^		6,071	4,221
5.500% due 11/25/2035		1,003	1,008
5.500% due 12/25/2035^		160	131
6.455% due 04/25/2036		15,870	15,445
6.484% due 03/25/2037 (a)		44,569	12,228
6.500% due 09/25/2037		19,143	17,067
Lehman XS Trust
0.317% due 05/25/2046^		529	339
1.067% due 09/25/2047		7,708	5,447
Luminent Mortgage Trust
0.417% due 02/25/2046		292	162
Mach One Trust Commercial Mortgage-Backed
6.041% due 05/28/2040		294	293
Madison Square Ltd.
6.150% due 09/25/2043		18,861	18,786
Mall Funding PLC
1.455% due 04/22/2017	GBP	38,389	58,576
Mansard Mortgages PLC
1.303% due 12/15/2049		25,382	37,588
MASTR Adjustable Rate Mortgages Trust
0.457% due 05/25/2037		$1,775	1,036
0.557% due 05/25/2047		5,854	852
2.029% due 09/25/2034		242	217
2.406% due 09/25/2033		1,826	1,824
2.445% due 09/25/2035		2,006	1,301
2.500% due 10/25/2032		792	808
2.500% due 01/25/2034		193	194
2.541% due 05/25/2034		600	596
2.617% due 07/25/2034		3,169	3,077
2.624% due 11/21/2034		2,721	2,767
2.626% due 07/25/2035		1,998	1,718
2.634% due 04/21/2034		258	261
2.635% due 12/21/2034		701	388
2.710% due 12/25/2033		708	691
2.756% due 12/25/2033		630	628
2.855% due 07/25/2035		2,116	1,844
2.873% due 01/25/2036		30,440	27,996
3.035% due 11/25/2036		273	217
3.332% due 10/25/2034		1,045	845
3.819% due 02/25/2036		202	192
4.721% due 10/25/2032		688	689
5.324% due 06/25/2035		687	683
MASTR Alternative Loans Trust
6.500% due 12/25/2034		153	150
7.000% due 06/25/2034		73	78
MASTR Asset Securitization Trust
5.250% due 11/25/2035		3,336	3,383
5.500% due 07/25/2033		70	73
5.500% due 06/26/2034		564	543
5.500% due 05/25/2035		55	56
5.750% due 02/25/2021		4,505	4,565
6.000% due 10/25/2022		262	259
6.000% due 06/25/2036		1,500	1,361
MASTR Reperforming Loan Trust
0.567% due 05/25/2035		1,222	977
5.190% due 05/25/2036		439	412
6.000% due 08/25/2034		1,109	1,093
MASTR Seasoned Securities Trust
2.510% due 10/25/2032		453	460
2.783% due 10/25/2032		67	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.758% due 10/25/2032	$814	$810
6.500% due 08/25/2032	290	309
Mellon Residential Funding Corp.
0.921% due 11/15/2031	1,132	1,123
0.961% due 09/15/2030	1,920	1,914
Merrill Lynch Alternative Note Asset
0.517% due 03/25/2037	483	220
3.050% due 06/25/2037^	52,371	31,831
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	2,498	2,290
0.547% due 11/25/2029	3,782	3,590
0.677% due 03/25/2030	549	541
0.877% due 06/25/2028	47	47
1.005% due 11/25/2029	519	509
1.196% due 07/25/2030	2,603	2,507
1.225% due 03/25/2030	1,283	1,272
1.231% due 10/25/2035	20	19
1.335% due 10/25/2028	414	414
1.337% due 01/25/2030	227	225
2.323% due 01/25/2029	4,842	4,747
2.344% due 05/25/2029	392	393
2.348% due 05/25/2036	2,202	2,186
2.428% due 01/25/2029	348	355
2.492% due 09/25/2029	1,244	1,243
2.499% due 04/25/2035	504	499
2.502% due 12/25/2034	2,768	2,748
2.676% due 02/25/2036	160	141
2.703% due 05/25/2036	554	538
3.095% due 06/25/2037	526	498
3.208% due 04/25/2029	1,304	1,262
4.016% due 05/25/2036	1,534	1,507
Merrill Lynch Mortgage Investors, Inc.
0.467% due 08/25/2036	38	37
2.530% due 02/25/2035	8,776	8,569
2.539% due 02/25/2033	99	100
2.574% due 06/25/2035	4,700	4,244
2.704% due 02/25/2034	376	379
2.888% due 07/25/2035	3,408	3,051
2.899% due 09/25/2033	38	38
2.899% due 07/25/2035	617	470
2.912% due 12/25/2035	237	208
3.209% due 05/25/2034	441	447
5.236% due 09/25/2035	367	344
5.250% due 08/25/2036	93	94
5.578% due 03/25/2036^	7,124	4,826
Merrill Lynch Mortgage Trust
1.034% due 08/12/2039 (a)	15,424	189
Merrill Lynch Mortgage-Backed Securities Trust
2.548% due 08/25/2036	21,512	17,699
3.385% due 06/25/2037	60	46
5.145% due 04/25/2037^	2,421	1,857
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049	8,000	9,197
MLCC Mortgage Investors, Inc.
0.897% due 04/25/2028	83	82
Morgan Stanley Capital Trust
0.447% due 11/12/2049 (a)	43,054	469
Morgan Stanley Dean Witter Capital
3.363% due 03/25/2033	1,034	1,010
Morgan Stanley Mortgage Loan Trust
0.667% due 07/25/2034	120	118
0.952% due 10/25/2034	412	387
2.451% due 07/25/2034	749	755
2.541% due 06/25/2036	1,263	1,152
2.731% due 07/25/2035	841	677
2.828% due 10/25/2034	351	336
2.878% due 08/25/2034	182	180

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.998% due 07/25/2034		$927	$919
5.263% due 09/25/2035		298	213
5.440% due 11/25/2035		258	170
5.495% due 12/25/2035		3,607	3,568
5.498% due 07/25/2035		1,485	1,401
5.500% due 11/25/2035		220	188
5.750% due 09/25/2022		141	133
6.000% due 08/25/2037		1,702	1,594
6.513% due 08/25/2036		11,230	6,368
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		5,000	4,413
2.791% due 02/26/2036		30,020	28,297
Mortgages PLC
0.974% due 10/31/2038	GBP	2,217	3,277
Nemus Funding PLC
0.934% due 02/15/2020		7,184	10,325
Newgate Funding PLC
0.852% due 12/15/2050	EUR	950	1,062
0.910% due 12/01/2050	GBP	3,500	4,571
1.253% due 12/15/2050		133	213
1.502% due 12/15/2050	EUR	5,200	3,636
1.653% due 12/15/2050	GBP	27,600	32,738
1.752% due 12/15/2050	EUR	8,700	5,263
1.903% due 12/15/2050	GBP	7,800	6,833
Nomura Asset Acceptance Corp.
0.497% due 04/25/2037		$404	203
2.807% due 10/25/2035		879	709
3.162% due 02/25/2036		5,476	4,139
3.270% due 02/25/2036^		1,963	1,358
5.159% due 03/25/2035		199	200
5.500% due 05/25/2033		34	35
6.000% due 05/25/2033		10	11
6.500% due 03/25/2034		370	375
6.500% due 02/25/2035		3,011	3,068
7.000% due 04/25/2033		10	11
Opera Finance PLC
0.687% due 01/15/2015	EUR	9,000	8,913
Opteum Mortgage Acceptance Corp.
0.467% due 12/25/2035		$7,355	6,955
Preferred Residential Securities
1.753% due 12/15/2041	GBP	753	943
Prime Mortgage Trust
0.617% due 02/25/2019		$6	6
7.000% due 07/25/2034		878	809
Provident Funding Mortgage Loan Trust
2.619% due 04/25/2034		237	239
2.966% due 05/25/2035		1,713	1,700
2.980% due 10/25/2035		596	573
RAAC Series
5.985% due 01/25/2017		25	26
RBSSP Resecuritization Trust
0.455% due 05/28/2047		81,956	53,350
0.467% due 03/26/2037		54,209	48,577
0.517% due 03/26/2035		2,539	2,386
0.537% due 08/26/2045		114	42
2.579% due 10/26/2036		22,713	10,875
2.657% due 12/26/2036		44,011	24,286
4.053% due 08/28/2047		513,047	353,628
5.738% due 12/26/2036		10,465	5,923
8.237% due 03/26/2036		22,566	12,226
Regal Trust
2.594% due 09/29/2031		1,603	1,242
Residential Accredit Loans, Inc. Trust
0.397% due 06/25/2046		3,044	1,340
0.467% due 02/25/2036^		1,151	576
0.487% due 05/25/2046^		4,298	1,046
0.497% due 12/25/2045		1,204	830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.517% due 08/25/2035		$12,477	$8,947
0.547% due 03/25/2037		396	125
0.577% due 01/25/2037^		3,265	1,720
0.617% due 03/25/2033		239	231
0.617% due 06/25/2036		916	504
1.148% due 01/25/2046		46,207	29,258
1.508% due 09/25/2045		279	203
3.441% due 08/25/2035^		866	521
3.661% due 12/26/2034		119	93
3.669% due 07/25/2035		288	211
5.000% due 09/25/2019		310	320
5.500% due 08/25/2034		52	53
5.500% due 08/25/2035		138	120
5.750% due 12/25/2021		904	880
6.000% due 10/25/2034		1,560	1,597
6.000% due 08/25/2035		1,885	1,701
6.000% due 10/25/2035		30,695	23,690
6.000% due 12/25/2035^		91	78
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		399	412
7.500% due 12/25/2031		128	134
7.500% due 05/25/2032		178	174
7.500% due 07/25/2032		1,276	1,212
Residential Asset Securitization Trust
0.717% due 03/25/2035		646	475
4.750% due 02/25/2019		131	135
5.500% due 07/25/2035		3,552	3,208
Residential Funding Mortgage Securities, Inc. Trust
3.109% due 08/25/2035		6,072	4,296
3.141% due 09/25/2035		3,723	3,122
5.250% due 01/25/2036		428	397
5.500% due 03/25/2037		15,025	12,810
5.735% due 07/27/2037^		707	621
5.917% due 10/25/2037		38,339	31,690
6.000% due 04/25/2037		731	632
6.000% due 04/25/2037^		7,905	6,962
6.000% due 10/25/2037		2,797	2,390
6.027% due 09/25/2036^		31	25
6.500% due 03/25/2032		161	169
RMAC Securities PLC
0.554% due 06/12/2044		5,638	4,901
0.816% due 06/12/2044	GBP	19,241	25,777
0.836% due 06/12/2044		3,100	4,297
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,126
5.336% due 05/16/2047		3,276	3,491
Sequoia Mortgage Trust
0.539% due 11/20/2034		320	318
0.569% due 07/20/2033		287	284
0.569% due 09/20/2034		1,167	1,098
0.859% due 01/20/2034		1,191	1,164
0.879% due 06/20/2033		1,900	1,898
0.979% due 10/20/2027		25	25
0.979% due 04/20/2033		403	402
1.018% due 01/20/2035		149	132
1.019% due 10/20/2027		248	247
1.061% due 11/20/2034		533	507
1.119% due 12/20/2032		145	144
2.625% due 04/20/2035		2,018	2,033
2.691% due 02/20/2047		802	690
2.743% due 01/20/2047		558	462
2.941% due 09/20/2046		15,417	11,970
5.030% due 09/20/2046		1,838	1,569
5.074% due 07/20/2037		1,966	1,596
5.316% due 07/20/2037		22,882	19,288
Siena Mortgages SpA
1.475% due 11/22/2070	EUR	1,078	1,382

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Silverstone Master Issuer PLC
2.003% due 01/21/2055		$2,000	$2,063
Southern Pacific Financing PLC
1.276% due 12/10/2042	GBP	480	602
Structured Adjustable Rate Mortgage Loan Trust
0.447% due 05/25/2035		$33	33
0.697% due 06/25/2035		418	415
2.666% due 12/25/2035		272	162
2.720% due 11/25/2035		402	278
2.748% due 03/25/2034		353	350
2.762% due 06/25/2034		579	580
2.778% due 02/25/2034		2,110	2,146
2.780% due 03/25/2035		1,432	1,306
2.788% due 07/25/2034		2,150	2,117
2.797% due 11/25/2034		869	766
2.802% due 10/25/2034		405	405
2.804% due 05/25/2034		1,166	1,173
2.807% due 04/25/2035		213	188
2.809% due 05/25/2035		78	63
2.816% due 09/25/2035		755	661
2.817% due 08/25/2035		4,167	3,731
2.819% due 08/25/2034		68	66
2.833% due 12/25/2034		122	103
2.839% due 11/25/2034		4,699	4,680
2.841% due 09/25/2034		278	261
4.671% due 11/25/2035^		521	403
4.876% due 07/25/2037		83	64
5.103% due 05/25/2036		900	821
5.107% due 10/25/2035		74	74
5.114% due 01/25/2037^		23,027	17,185
5.306% due 03/25/2036^		3,832	3,035
5.352% due 04/25/2034		82	83
5.357% due 05/25/2036^		17,117	12,780
5.374% due 02/25/2036^		13,297	9,942
5.392% due 01/25/2036		12,324	8,757
5.400% due 11/25/2035		2,475	1,972
5.402% due 05/25/2036		54	44
Structured Asset Mortgage Investments, Inc.
0.337% due 08/25/2036		52	32
0.407% due 07/25/2046		285	186
0.427% due 04/25/2036		33,840	21,776
0.427% due 08/25/2036		11,619	7,257
0.427% due 05/25/2046		942	538
0.447% due 05/25/2045		457	329
0.447% due 07/25/2046		97	19
0.469% due 07/19/2035		8,867	8,021
0.497% due 02/25/2036		13,731	9,036
0.517% due 08/25/2036		6,948	2,166
0.899% due 05/19/2035		3,914	3,653
2.655% due 02/19/2035		17	16
3.844% due 05/25/2045		266	189
Structured Asset Securities Corp.
0.517% due 10/25/2027		1,322	1,310
0.567% due 04/25/2035		846	683
0.717% due 05/25/2033		1,092	1,058
2.714% due 01/25/2034		575	571
2.734% due 03/25/2033		452	450
2.750% due 07/25/2033		1,535	1,563
2.790% due 12/25/2033		375	374
2.801% due 09/25/2033		1,327	1,318
2.809% due 11/25/2033		390	392
2.822% due 08/25/2032		30	29
2.828% due 11/25/2033		1,117	1,112
3.117% due 09/25/2032		48	48
Suntrust Adjustable Rate Mortgage Loan Trust
5.485% due 04/25/2037^		358	280
5.701% due 10/25/2037		4,823	4,434

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	127

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
0.757% due 03/25/2044		$187	$175
2.246% due 12/25/2044		147	146
2.990% due 10/25/2043		1,103	1,105
5.750% due 06/25/2047		73,834	72,936
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	9,894
Titan Europe PLC
1.055% due 10/23/2016	GBP	25,480	39,397
UBS Commercial Mortgage Trust
0.796% due 07/15/2024		$3,800	3,377
2.555% due 05/10/2045 (a)		196,502	30,172
Utrecht Finance BV
3.460% due 07/29/2016	EUR	2,292	2,710
Vela Home SRL
0.562% due 10/25/2042		3,521	4,462
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$725	836
Wachovia Mortgage Loan Trust LLC
2.841% due 10/20/2035		1,318	1,079
2.919% due 10/20/2035		3,930	3,402
2.991% due 08/20/2035		1,227	998
3.308% due 05/20/2036		1,054	1,038
3.608% due 10/20/2035		1,063	1,009
5.359% due 10/20/2035		5,889	5,863
6.102% due 03/20/2037		405	374
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036		8,128	8,279
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045		6,977	6,542
0.477% due 11/25/2045		1,640	1,484
0.487% due 12/25/2045		7,504	6,853
0.507% due 07/25/2045		6,380	5,875
0.507% due 12/25/2045		14,452	12,902
0.527% due 01/25/2045		2,906	2,803
0.537% due 07/25/2045		8,349	7,924
0.547% due 01/25/2045		19,892	18,745
0.557% due 01/25/2045		6,985	6,546
0.567% due 01/25/2045		337	312
0.620% due 11/25/2034		6,989	6,736
0.640% due 10/25/2044		5,414	5,006
0.650% due 10/25/2044		6,989	6,189
0.670% due 07/25/2044		932	879
0.690% due 11/25/2034		141	116
0.690% due 07/25/2044		5,223	4,583
0.848% due 02/25/2047		1,282	890
0.888% due 01/25/2047		4,665	3,301
0.898% due 06/25/2047		4,168	3,186
0.908% due 04/25/2047		381	210
0.968% due 12/25/2046		651	491
0.997% due 10/25/2045		5,324	5,098
1.108% due 09/25/2046		22,102	17,326
1.128% due 06/25/2046		158	138
1.128% due 07/25/2046		35,582	26,164
1.138% due 06/25/2046		6,220	4,826
1.148% due 02/25/2046		1,787	1,599
1.218% due 01/25/2046		1,545	1,467
1.348% due 11/25/2042		531	495
1.548% due 08/25/2042		127	118
1.876% due 12/19/2039		293	296
2.140% due 01/25/2037^		15,082	11,434
2.228% due 11/25/2036		6,651	5,306
2.314% due 12/25/2036^		510	408
2.344% due 02/27/2034		46	47
2.437% due 08/25/2034		3,546	3,522
2.451% due 10/25/2034		2,601	2,603
2.457% due 02/25/2033		1,614	1,623
2.465% due 01/25/2036		437	402

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.468% due 12/25/2035	$9,844	$9,100
2.472% due 03/25/2036	192	164
2.476% due 03/25/2035	6,499	6,240
2.482% due 06/25/2037	2,248	1,628
2.488% due 10/25/2035	9,765	9,092
2.501% due 09/25/2035	1,192	1,060
2.594% due 05/25/2046	2,965	2,282
2.594% due 07/25/2046	869	775
2.704% due 02/25/2037	1,652	1,293
2.741% due 09/25/2036	35	27
2.757% due 03/25/2037	7,765	6,945
4.744% due 01/25/2037	12,264	10,607
4.796% due 01/25/2036	12,031	10,020
4.853% due 03/25/2037	83,066	69,313
4.865% due 01/25/2037	2,521	2,050
4.962% due 11/25/2036	3,841	3,219
5.033% due 01/25/2036	1,863	1,761
5.075% due 12/25/2036^	236	200
5.098% due 02/25/2037	285	231
5.174% due 08/25/2036	40,785	37,291
5.187% due 07/25/2037^	10,129	9,187
5.187% due 07/25/2037	848	783
5.199% due 05/25/2037	237	229
5.238% due 02/25/2037	13,021	12,182
5.247% due 04/25/2037	401	61
5.314% due 08/25/2035	285	278
5.714% due 10/25/2036	1,813	1,485
5.750% due 10/25/2036	1,101	924
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.477% due 12/25/2035	925	593
0.817% due 03/25/2036	6,456	4,093
1.088% due 04/25/2046	240	152
5.500% due 06/25/2035	8,833	8,003
5.500% due 11/25/2035^	154	120
5.750% due 11/25/2035^	2,584	2,066
5.750% due 01/25/2036	11,388	9,243
6.000% due 04/25/2036	9,187	6,267
6.500% due 08/25/2036	80,786	50,407
Washington Mutual MSC Mortgage Pass-Through Certificates
1.600% due 06/25/2033	146	111
5.000% due 03/25/2018	7	7
7.500% due 04/25/2033	72	74
Wells Fargo Commercial Mortgage Trust
1.636% due 11/15/2043 (a)	104,681	8,571
Wells Fargo Mortgage-Backed Securities Trust
0.517% due 04/25/2037	2,105	1,659
2.610% due 02/25/2035	1,467	1,462
2.612% due 12/25/2034	245	253
2.612% due 10/25/2036^	898	785
2.615% due 06/25/2034	1,090	1,105
2.615% due 09/25/2034	627	633
2.615% due 01/25/2035	410	410
2.616% due 09/25/2034	1,207	1,239
2.617% due 03/25/2036	778	747
2.619% due 05/25/2036	13,142	11,625
2.623% due 11/25/2034	1,025	1,034
2.630% due 06/25/2035	255	261
2.644% due 03/25/2035	393	388
2.645% due 10/25/2034	40	41
2.649% due 04/25/2036	763	772
2.651% due 02/25/2034	1,190	1,181
2.656% due 10/25/2035	1,879	1,859
2.659% due 05/25/2035	1,219	1,238
2.675% due 04/25/2036	6,869	6,122
2.675% due 04/25/2036^	190	165
2.690% due 04/25/2035	2,691	2,694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.693% due 03/25/2036		$2,841	$2,676
2.705% due 06/25/2035		805	807
2.711% due 06/25/2035		572	582
2.739% due 03/25/2035		153	151
2.742% due 07/25/2034		313	318
2.747% due 08/25/2033		272	281
2.781% due 10/25/2034		256	263
2.940% due 03/25/2036		486	487
3.040% due 09/25/2036^		7,675	6,346
4.760% due 07/25/2034		1,454	1,510
5.000% due 01/25/2020		200	212
5.078% due 08/25/2036		5,160	4,605
5.237% due 05/25/2035		590	596
5.237% due 06/26/2035		3,809	3,448
5.355% due 03/25/2036^		8,014	7,195
5.500% due 12/25/2033		13	14
5.500% due 08/25/2035		50	46
5.500% due 04/25/2036		661	662
5.500% due 09/25/2037		1,484	1,526
5.596% due 04/25/2036		3,580	3,555
5.724% due 04/25/2037		1,706	1,531
5.750% due 03/25/2037^		6,811	6,568
6.000% due 06/25/2036^		1,889	1,634
6.000% due 07/25/2036		679	680
6.000% due 08/25/2036		5,205	5,105
6.000% due 09/25/2036		457	452
6.000% due 11/25/2036		1,605	1,585
6.000% due 06/25/2037		12,150	11,756
6.000% due 07/25/2037^		2,333	2,248
6.000% due 07/25/2037		1,199	1,182
6.000% due 08/25/2037		1,014	1,010
6.000% due 10/25/2037		2,195	2,201
6.000% due 11/25/2037		634	627
18.792% due 03/25/2036		579	817
Wells Fargo Re-REMIC Trust
5.930% due 05/16/2017		8,501	8,987
WF-RBS Commercial Mortgage Trust
2.683% due 04/15/2045 (a)		101,207	14,731
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		6,000	6,214
Windermere CMBS PLC
0.505% due 08/22/2016	EUR	9,973	12,542
0.871% due 04/24/2017	GBP	10,345	15,745
0.908% due 04/22/2018	EUR	10,942	12,198

Total Mortgage-Backed Securities (Cost $5,479,641)			5,856,255

ASSET-BACKED SECURITIES 21.6%
Aames Mortgage Trust
1.237% due 10/25/2033		$6,333	5,747
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		31,827	32,120
Accredited Mortgage Loan Trust
0.397% due 04/25/2036		1,528	1,366
0.517% due 07/25/2034		8,171	6,026
0.687% due 04/25/2035		3,715	3,003
0.817% due 04/25/2034		1,978	1,521
5.210% due 01/25/2034		5,632	5,309
ACE Securities Corp.
0.277% due 10/25/2036		306	98
0.307% due 07/25/2036		2,110	616
0.367% due 07/25/2036		38,219	12,401
0.457% due 07/25/2036		14,043	4,560
0.517% due 12/25/2045		885	837
0.547% due 11/25/2035		6,380	5,935
0.787% due 07/25/2035		5,000	3,961

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.867% due 07/25/2035		$5,000	$2,567
0.922% due 06/25/2035		4,093	4,015
1.017% due 02/25/2034		655	572
1.117% due 09/25/2033		370	318
1.267% due 12/25/2033		3,733	3,273
Advanta Business Card Master Trust
0.469% due 06/20/2014		153	146
0.469% due 12/22/2014		76	73
Aegis Asset-Backed Securities Trust
0.517% due 06/25/2034		62	60
1.267% due 01/25/2034		588	514
AFC Home Equity Loan Trust
0.817% due 09/27/2027		330	229
1.097% due 02/25/2029		223	171
Aimco CLO
0.705% due 10/20/2019		44,251	42,776
Alzette European CLO S.A.
0.709% due 12/15/2020		982	968
AMAC CDO Funding Ltd.
0.492% due 11/23/2050		20,544	18,179
0.517% due 11/23/2050		4,000	3,031
American Money Management Corp. CLO Ltd.
0.705% due 12/19/2019		6,762	6,526
Ameriquest Mortgage Securities, Inc.
0.567% due 11/25/2033		571	451
0.817% due 08/25/2035		7,000	6,407
0.827% due 01/25/2035		1,189	546
1.252% due 12/25/2033		1,635	1,223
3.742% due 11/25/2032^		99	9
4.772% due 07/25/2033		3,472	2,868
4.956% due 11/25/2035		1,339	1,350
5.140% due 10/25/2033		373	371
5.842% due 02/25/2033^		38	3
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		185	155
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	6,152	7,621
Argent Securities, Inc.
0.307% due 07/25/2036		$548	187
0.367% due 07/25/2036		2,301	796
1.252% due 01/25/2034		5,817	5,225
1.267% due 12/25/2033		901	843
Asset-Backed Funding Certificates Trust
0.437% due 01/25/2037		30,482	14,923
0.917% due 06/25/2034		4,478	3,556
1.342% due 12/25/2032		3,376	2,859
Asset-Backed Securities Corp. Home Equity
0.357% due 07/25/2036		956	668
1.196% due 12/15/2033		10,947	9,616
1.871% due 03/15/2032		713	602
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028		3,891	4,606
Avalon Capital Ltd.
0.701% due 02/24/2019		1,115	1,096
0.711% due 02/24/2019		11,799	11,642
Avoca CLO BV
0.743% due 09/15/2021	EUR	2,831	3,499
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	7,490
Bayview Financial Acquisition Trust
0.486% due 04/28/2036		435	414
0.566% due 05/28/2037		16,004	8,693
0.801% due 08/28/2044		539	524
0.846% due 05/28/2044		374	365
5.660% due 12/28/2036		1,131	1,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bayview Financial Asset Trust
0.667% due 03/25/2037	$15,983	$12,065
1.017% due 03/25/2037	8,306	5,813
1.117% due 03/25/2037	6,634	4,312
1.367% due 03/25/2037	4,721	2,785
1.717% due 03/25/2037	4,372	2,339
Bayview Financial Revolving Mortgage Loan Trust
1.146% due 12/28/2040	8,525	4,626
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037	479	464
0.287% due 12/25/2036	241	230
0.297% due 10/25/2036	654	621
0.307% due 06/25/2047	2,226	2,164
0.327% due 11/25/2036	12,169	7,373
0.347% due 10/25/2036	399	391
0.387% due 12/25/2036	15,000	5,734
0.397% due 06/25/2047	17,092	12,708
0.447% due 04/25/2036	315	168
0.497% due 04/25/2036	8,360	5,887
0.567% due 04/25/2037	14,200	3,346
0.567% due 05/25/2037	14,775	4,437
0.617% due 08/25/2036	6,607	5,828
0.617% due 12/25/2042	6,570	6,246
0.617% due 09/25/2046	4,777	3,487
0.667% due 11/25/2035	5,019	3,154
0.707% due 07/25/2035	298	280
0.707% due 06/25/2036	5,670	4,899
0.717% due 09/25/2034	371	280
0.877% due 10/25/2032	50	45
0.897% due 06/25/2035	7,500	4,987
0.937% due 07/25/2035	20,000	16,439
0.937% due 08/25/2035	4,079	1,286
1.017% due 10/27/2032	90	81
1.192% due 02/25/2034	1,013	829
1.217% due 10/25/2037	1,739	1,342
1.217% due 11/25/2042	2,876	2,578
1.317% due 10/25/2033	469	434
2.092% due 08/25/2034	2,650	2,022
3.150% due 10/25/2036	329	202
5.500% due 06/25/2034	1,164	1,195
5.500% due 10/25/2035	21,230	19,465
5.500% due 08/25/2036	1,994	1,663
5.750% due 10/25/2033	1,031	1,093
6.000% due 08/25/2036	6,979	4,566
6.500% due 08/25/2036	5,597	4,363
Bear Stearns Second Lien Trust
0.437% due 12/25/2036	56	56
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019	9,066	8,740
BNC Mortgage Loan Trust
0.317% due 03/25/2037	1,300	1,081
0.317% due 05/25/2037	230	224
0.467% due 11/25/2037	708	697
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028	3,660	3,718
6.975% due 12/15/2029	10,003	6,134
7.180% due 12/15/2029	21,973	13,808
7.575% due 06/15/2030	17,349	10,613
Callidus Debt Partners CLO Fund Ltd.
0.674% due 11/20/2020	10,000	9,571
1.203% due 01/21/2021	49,894	48,809
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	1,808	1,817
Carrington Mortgage Loan Trust
0.467% due 10/25/2036	13,800	6,140
0.537% due 10/25/2035	27	26
0.637% due 02/25/2037	1,688	691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CDC Mortgage Capital Trust
1.132% due 11/25/2034	$279	$215
Centex Home Equity
0.837% due 09/25/2034	1,618	1,240
5.210% due 11/25/2028	911	913
Chase Funding Mortgage Loan Asset-Backed Certificates
0.717% due 05/25/2032	23	22
0.817% due 07/25/2033	19	17
CIT Group Home Equity Loan Trust
0.867% due 12/25/2031	610	506
CIT Mortgage Loan Trust
1.467% due 10/25/2037	2,350	2,228
1.667% due 10/25/2037	1,380	833
Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036	34	33
0.277% due 05/25/2037	25	25
0.277% due 07/25/2045	4,589	3,599
0.327% due 08/25/2036	16	16
0.377% due 09/25/2036	13,374	6,443
0.397% due 03/25/2037	1,669	1,449
0.417% due 11/25/2045	2,040	1,846
1.417% due 09/25/2033	1,590	1,260
4.964% due 08/25/2035	681	681
5.249% due 08/25/2035	771	738
Commercial Industrial Finance Corp.
0.678% due 03/01/2021	3,500	3,409
0.697% due 05/10/2021	4,000	3,856
Concord Real Estate CDO Ltd.
0.497% due 12/25/2046	10,841	9,755
Conseco Finance Securitizations Corp.
2.265% due 12/01/2033	24,500	20,052
6.030% due 03/01/2033	15,445	16,118
6.910% due 05/01/2033	49,890	52,329
7.360% due 08/01/2032	15,319	16,255
7.424% due 03/01/2033	9,000	9,691
7.490% due 07/01/2031	67,213	65,681
7.770% due 09/01/2031	21,188	21,855
7.960% due 05/01/2031	30,401	25,305
7.970% due 05/01/2032	6,437	4,648
8.060% due 05/01/2031	8,833	6,602
8.200% due 05/01/2031	43,704	37,196
8.310% due 05/01/2032	37,706	28,189
8.850% due 12/01/2030	2,198	1,715
Conseco Financial Corp.
6.040% due 11/01/2029	2	2
6.440% due 12/01/2030	19,891	19,729
6.660% due 06/01/2030	8,908	9,683
6.680% due 12/01/2030	5,497	5,546
6.740% due 02/01/2031	4,831	4,822
6.760% due 03/01/2030	4,811	5,304
6.870% due 01/15/2029	442	479
7.410% due 05/01/2031	1,132	967
7.550% due 01/15/2029	3,777	4,099
7.860% due 03/01/2030	23,569	20,669
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	200	200
0.337% due 06/25/2047	500	484
0.357% due 07/25/2037	6,300	3,411
0.357% due 08/25/2037	29,000	17,136
0.367% due 05/25/2037	8,620	6,501
0.367% due 04/25/2046	24,459	21,399
0.367% due 06/25/2047	17,806	12,353
0.377% due 03/25/2037	8,468	6,784
0.377% due 09/25/2046	8,626	5,714
0.397% due 09/25/2036	4,827	4,568
0.407% due 06/25/2036	409	395
0.407% due 07/25/2036	649	612

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	129

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.407% due 06/25/2047	$45,397	$28,427
0.437% due 06/25/2047	12,500	3,048
0.447% due 05/25/2037	5,000	1,282
0.447% due 07/25/2037	5,000	1,130
0.467% due 04/25/2036	398	377
0.537% due 10/25/2036	6,478	3,584
0.547% due 07/25/2036	3,451	1,987
0.557% due 12/25/2036	35,521	17,068
0.567% due 03/25/2036	8,000	4,414
0.567% due 05/25/2046	5,390	4,550
0.607% due 11/25/2034	2,133	2,056
0.667% due 11/25/2034	1,939	1,874
0.667% due 03/25/2047	7,697	3,686
0.677% due 11/25/2035	3,374	2,856
0.677% due 01/25/2036	10,000	8,749
0.787% due 08/25/2034	9,500	7,210
0.917% due 11/25/2034	1,440	1,107
0.927% due 08/25/2035	5,000	2,247
0.967% due 05/25/2034	5,065	3,773
1.077% due 05/25/2033	564	462
1.267% due 07/25/2033	2,578	2,240
4.693% due 10/25/2035	3,843	3,572
4.778% due 02/25/2036	35,383	31,059
5.050% due 02/25/2036	825	752
5.075% due 02/25/2036	1,341	660
5.348% due 07/25/2036	3,541	2,929
5.366% due 04/25/2036	1,530	1,472
5.639% due 09/25/2046	5,546	5,462
5.834% due 07/25/2034	4,766	4,958
5.884% due 01/25/2037	371	353
5.989% due 10/25/2046	226	153
Countrywide Home Equity Loan Trust
0.451% due 02/15/2036	12,803	8,276
Credit Suisse First Boston Mortgage Securities Corp.
2.567% due 08/25/2032	625	330
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036	135	57
0.277% due 04/25/2037	113	56
0.287% due 01/25/2037	42	11
0.337% due 07/25/2037	388	253
0.387% due 03/25/2036	2,118	1,385
0.447% due 11/25/2036	6,914	3,026
0.467% due 06/25/2036	14,320	6,730
0.557% due 07/25/2037	8,000	3,573
0.697% due 01/25/2035	20,393	17,199
1.117% due 11/25/2033	2,936	2,590
1.237% due 11/25/2033	1,896	1,678
5.057% due 01/25/2037	340	140
5.746% due 12/25/2037	1,059	1,076
6.280% due 05/25/2035	4,808	4,388
Crest Dartmouth Street
0.912% due 06/28/2018	1,563	1,540
Denver Arena Trust
6.940% due 11/15/2019	750	766
EMC Mortgage Loan Trust
0.587% due 05/25/2040	159	142
0.687% due 04/25/2042	3,202	2,421
0.767% due 03/25/2031	6,564	5,881
0.767% due 08/25/2040	1,190	953
0.767% due 11/25/2041	187	175
Equity One ABS, Inc.
5.495% due 12/25/2033	1,075	1,049
FBR Securitization Trust
0.977% due 09/25/2035	3,694	3,533
Finance America Mortgage Loan Trust
1.267% due 09/25/2033	455	402
First Franklin Mortgage Loan Trust
0.367% due 12/25/2036	15,000	7,157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.377% due 12/25/2037		$51,000	$26,225
0.407% due 01/25/2036		282	268
0.407% due 03/25/2036		3,935	3,444
0.437% due 01/25/2038		750	377
0.477% due 11/25/2036		491	458
0.497% due 10/25/2035		1,381	1,363
0.597% due 09/25/2035		4,963	4,882
0.687% due 07/25/2035		7,000	5,309
1.042% due 05/25/2034		7,322	6,065
1.087% due 09/25/2034		1,999	1,432
First NLC Trust
0.287% due 08/25/2037		867	362
Four Corners CLO
0.703% due 07/22/2020		4,902	4,722
Fremont Home Loan Trust
0.437% due 01/25/2037		43,807	19,520
0.467% due 05/25/2036		6,600	2,488
0.487% due 04/25/2036		6,221	2,282
1.042% due 01/25/2034		4,608	3,477
Galaxy CLO Ltd.
0.691% due 04/25/2019		5,918	5,722
GCO Education Loan Funding Trust
0.547% due 08/25/2028		17,000	16,470
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		7	2
Gem Ligos Ltd.
0.988% due 03/23/2021		52,139	50,440
Gia Investment Grade CDO Ltd.
1.504% due 04/01/2013		3,500	3,491
Goldman Sachs Asset Management CLO PLC
0.665% due 08/01/2022		17,182	16,433
Green Tree
8.970% due 04/25/2038		4,867	5,300
Greenpoint Manufactured Housing
3.682% due 11/17/2031		28,275	26,529
8.300% due 10/15/2026		6,500	7,213
Greenpoint Mortgage Funding Trust
0.817% due 09/25/2034		965	945
Grosvenor Place CLO BV
0.714% due 07/20/2021	EUR	9,885	12,199
1.080% due 03/28/2023	GBP	17,300	26,509
GSAA Trust
0.287% due 03/25/2036		$56	31
0.487% due 06/25/2035		777	766
0.487% due 10/25/2035		8,845	7,634
0.587% due 06/25/2035		1,250	1,088
5.344% due 09/25/2035		490	429
6.000% due 11/25/2037		1,762	1,373
GSAMP Trust
0.287% due 12/25/2036		521	216
0.347% due 01/25/2037		125	116
0.367% due 08/25/2036		4,390	2,267
0.367% due 10/25/2036		1,948	239
0.397% due 11/25/2035		326	35
0.457% due 12/25/2035		11,124	7,910
0.557% due 01/25/2035		1,905	1,856
0.707% due 07/25/2045		5,500	4,162
0.737% due 07/25/2045		16,866	7,723
0.817% due 10/25/2034		2,082	1,912
GSRPM Mortgage Loan Trust
0.517% due 03/25/2035		2,595	2,214
0.517% due 09/25/2036		7,065	5,891
Guggenheim Structured Real Estate Funding Ltd.
0.767% due 09/25/2046		8,272	7,681
Halcyon Loan Investors CLO Ltd.
0.774% due 11/20/2020		6,000	5,392

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		$34,900	$34,182
0.759% due 08/07/2021		35,000	31,963
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	4,917	6,150
Harvest CLO S.A.
0.936% due 03/29/2017		3,833	4,881
Hillmark Funding
0.685% due 05/21/2021		$25,000	23,935
Home Equity Asset Trust
0.307% due 08/25/2037		404	401
0.327% due 07/25/2037		454	448
0.402% due 07/25/2037		28,000	23,549
0.427% due 05/25/2036		5,206	4,946
0.917% due 12/25/2033		97	87
0.977% due 11/25/2032		128	100
1.117% due 11/25/2034		1,500	1,275
1.417% due 06/25/2032		6,291	5,211
HSBC Home Equity Loan Trust
0.509% due 01/20/2034		1,935	1,893
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		30	12
ICE EM CLO
1.069% due 08/15/2022		40,000	37,121
IMC Home Equity Loan Trust
7.520% due 08/20/2028		109	110
Indymac Residential Asset-Backed Trust
0.537% due 04/25/2047		14,900	7,750
0.667% due 08/25/2035		6,475	5,517
Irwin Home Equity Corp.
0.757% due 07/25/2032		4	3
IXIS Real Estate Capital Trust
0.417% due 03/25/2036		10,939	5,358
1.162% due 02/25/2035		5,149	4,041
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		1,575	1,465
0.297% due 03/25/2037		20	20
0.317% due 03/25/2047		489	336
0.327% due 08/25/2036		1,956	858
0.377% due 05/25/2037		3,775	1,858
0.427% due 03/25/2037		2,250	964
0.447% due 07/25/2036		10,000	7,046
0.657% due 09/25/2035		1,029	643
5.286% due 01/25/2037		52	37
5.453% due 11/25/2036		1,545	1,542
5.830% due 07/25/2036		25,465	15,332
Jubilee CDO BV
1.443% due 10/15/2019	EUR	1,107	1,399
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		$2,032	2,196
Lehman XS Trust
0.367% due 04/25/2037		4,109	2,619
0.407% due 11/25/2046		584	424
0.427% due 09/25/2046		393	242
0.487% due 12/25/2035		228	182
0.517% due 12/25/2035^		56	19
5.110% due 07/25/2035		2,400	1,729
Locat Securitisation Vehicle SRL
0.421% due 12/12/2028	EUR	3,506	4,349
Long Beach Mortgage Loan Trust
0.477% due 05/25/2036		$977	381
0.547% due 01/25/2046		257	122
0.747% due 06/25/2034		8,172	7,000
1.072% due 07/25/2034		7,200	5,915
1.342% due 05/25/2032		275	217
1.342% due 07/25/2033		4,540	3,865

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Madison Avenue Manufactured Housing Contract
1.667% due 03/25/2032		$5,441	$5,400
Marathon Real Estate CDO Ltd.
0.547% due 05/25/2046		98,667	87,276
MASTR Asset-Backed Securities Trust
0.267% due 08/25/2036		1,203	415
0.267% due 11/25/2036		12	5
0.267% due 01/25/2037		116	27
0.367% due 08/25/2036		1,961	903
0.407% due 01/25/2036		8,368	7,734
0.427% due 11/25/2036		890	363
0.457% due 06/25/2036		9,022	4,132
0.517% due 05/25/2037		27,796	24,121
0.587% due 06/25/2035		736	718
0.847% due 05/25/2035		4,000	2,663
1.267% due 08/25/2033		650	646
MASTR Specialized Loan Trust
0.477% due 02/25/2036		6,071	4,034
0.587% due 01/25/2037		21,143	10,121
Mercator CLO PLC
0.574% due 02/18/2024	EUR	11,802	14,429
Mercury CDO Ltd.
0.748% due 12/08/2040		$140,219	114,271
Merit Securities Corp.
6.690% due 07/28/2033		4,507	4,828
Merrill Lynch First Franklin Mortgage Loan Trust
0.457% due 05/25/2037		45,190	22,670
0.467% due 04/25/2037		53,323	26,994
Merrill Lynch Mortgage Investors, Inc.
0.367% due 11/25/2037		13,100	4,972
0.377% due 04/25/2037		17,555	5,817
0.397% due 03/25/2037		6,500	2,871
0.497% due 01/25/2047		3,619	2,080
0.667% due 02/25/2047		25,368	12,228
0.717% due 06/25/2036		11,891	9,549
MESA Trust
3.442% due 11/25/2031		1,500	792
Mid-State Trust
3.500% due 12/15/2045		14,770	15,291
4.864% due 07/15/2038		1,408	1,455
8.330% due 04/01/2030		5,469	5,736
Morgan Stanley ABS Capital
0.347% due 01/25/2037		8,438	3,986
0.357% due 05/25/2037		800	368
0.367% due 09/25/2036		4,980	1,923
0.367% due 10/25/2036		20,161	8,306
0.367% due 12/25/2036		1,982	882
0.377% due 09/25/2036		41,000	16,642
0.397% due 01/25/2036		3,050	2,962
0.397% due 02/25/2037		36,873	14,426
0.397% due 03/25/2037		37,412	16,645
0.447% due 09/25/2036		2,573	1,012
0.447% due 02/25/2037		21,789	8,608
0.467% due 08/25/2036		14,650	6,030
0.467% due 05/25/2037		12,665	5,930
0.477% due 05/25/2037		19,600	9,283
0.677% due 06/25/2034		2,701	2,493
0.747% due 09/25/2034		323	269
0.957% due 01/25/2034		78	73
1.017% due 07/25/2037		3,397	3,241
1.027% due 04/25/2034		4,709	3,982
1.117% due 05/25/2034		12,388	10,492
1.147% due 06/25/2034		5,601	4,728
1.237% due 10/25/2033		4,979	4,430
1.237% due 11/25/2034		253	219
1.297% due 03/25/2033		81	70
1.417% due 06/25/2033		3,668	3,234
1.467% due 07/25/2037		8,210	3,768

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Dean Witter Capital
1.567% due 02/25/2033		$2,124	$1,807
Morgan Stanley Home Equity Loan Trust
0.317% due 04/25/2037		149	132
0.357% due 12/25/2036		4,640	1,933
0.547% due 12/25/2035		377	287
0.567% due 04/25/2037		2,000	917
Morgan Stanley IXIS Real Estate Capital Trust
0.287% due 11/25/2036		17,270	7,006
0.327% due 11/25/2036		11,373	4,644
0.437% due 11/25/2036		20,756	8,627
Morgan Stanley Mortgage Loan Trust
0.447% due 02/25/2037		902	458
5.622% due 01/25/2047		1,253	1,138
5.750% due 04/25/2037		773	580
6.000% due 07/25/2047		1,164	988
Mountain View Funding CLO
0.715% due 04/15/2019		1,976	1,932
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		3,700	3,603
N-Star Real Estate CDO Ltd.
0.566% due 07/27/2040		6,343	5,628
Nationstar Home Equity Loan Trust
0.347% due 06/25/2037		741	615
0.387% due 09/25/2036		200	187
0.447% due 03/25/2037		766	484
0.467% due 06/25/2037		340	152
0.537% due 04/25/2037		550	255
Nationstar Home Mortgage LLC
0.857% due 06/25/2034		677	527
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		5,567	5,488
New Century Home Equity Loan Trust
0.397% due 05/25/2036		1,374	789
0.587% due 08/25/2034		181	150
Newcastle CDO Ltd.
0.713% due 12/24/2039		34,406	30,985
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		7,056	6,760
5.410% due 11/15/2032		9,415	8,493
6.190% due 12/15/2013		1,743	1,697
6.340% due 04/15/2029		1,137	1,167
7.945% due 03/15/2022		4,309	3,010
8.150% due 09/15/2029		6,948	4,927
Octagon Investment Partners Ltd.
0.687% due 08/25/2021		10,000	9,489
0.727% due 11/28/2018		4,529	4,411
Option One Mortgage Loan Trust
0.357% due 01/25/2037		10,000	4,732
0.357% due 02/25/2037		2,300	1,036
0.677% due 11/25/2035		5,000	2,049
1.117% due 07/25/2032		2,401	2,074
1.117% due 01/25/2034		5,033	4,391
Origen Manufactured Housing Contract Trust
0.371% due 11/15/2018		922	914
7.200% due 01/15/2037		5,063	5,235
7.650% due 03/15/2032		9,858	10,580
Ownit Mortgage Loan Trust
5.290% due 12/25/2036		14,566	7,048
Pacifica CDO Ltd.
0.708% due 01/26/2020		24,102	23,368
Park Place Securities, Inc.
0.667% due 09/25/2035		150	129
0.737% due 01/25/2036		4,699	4,607
0.897% due 12/25/2034		3,647	3,631
Penta CLO S.A.
1.166% due 06/04/2024	EUR	14,912	17,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
People’s Choice Home Loan Securities Trust
0.697% due 05/25/2035		$6,000	$4,372
Popular ABS Mortgage Pass-Through Trust
0.497% due 07/25/2035		1,525	1,165
0.877% due 08/25/2035		4,326	3,582
5.146% due 01/25/2036		213	168
5.417% due 04/25/2035		129	90
Prima Capital CDO Ltd.
5.417% due 12/28/2048		16,103	16,261
Primus CLO Ltd.
0.688% due 07/15/2021		10,039	9,518
Quest Trust
2.467% due 05/25/2033		921	897
RAAC Series
0.407% due 09/25/2045		676	641
0.487% due 05/25/2036		93	76
0.507% due 05/25/2046		13,792	10,882
0.567% due 02/25/2046		969	754
0.567% due 11/25/2046		1,263	694
0.597% due 10/25/2046		4,817	2,936
0.717% due 02/25/2037		5,000	1,868
1.417% due 09/25/2047		3,045	2,616
Renaissance Home Equity Loan Trust
0.657% due 08/25/2033		2,400	2,110
0.717% due 12/25/2033		189	169
Residential Asset Mortgage Products Trust
0.387% due 07/25/2036		6,040	5,536
0.447% due 01/25/2036		6,813	6,060
1.147% due 06/25/2034		7,004	5,487
1.207% due 10/25/2033		9,444	7,288
4.790% due 06/25/2033		101	105
4.828% due 12/25/2033		453	461
5.340% due 08/25/2033		2,193	2,158
5.800% due 10/25/2033		247	180
Residential Asset Securities Corp. Trust
0.387% due 11/25/2036		10,000	5,470
0.397% due 04/25/2036		1,900	1,577
0.457% due 10/25/2036		8,000	2,687
0.477% due 07/25/2036		2,200	962
0.537% due 01/25/2036		5,087	4,300
0.717% due 07/25/2032^		172	110
0.967% due 04/25/2034		4,373	2,804
1.042% due 02/25/2034		5,594	4,231
5.120% due 12/25/2033		4,793	4,157
6.084% due 06/25/2032		5,875	5,141
6.349% due 03/25/2032		239	220
Residential Funding Mortgage Securities, Inc. Trust
0.347% due 05/25/2036		2,106	1,526
Salomon Brothers Mortgage Securities, Inc.
0.772% due 10/25/2028		32	32
Saturn CLO Ltd.
0.663% due 05/13/2022		18,000	17,245
Saturn Ventures Ltd.
1.642% due 11/03/2038		24,892	23,558
Saxon Asset Securities Trust
0.717% due 03/25/2032		926	777
1.192% due 12/25/2033		8,793	6,841
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		694	176
0.297% due 11/25/2036^		269	88
0.547% due 10/25/2035		110	106
Silver Birch CLO BV
0.918% due 02/10/2020	EUR	782	985
SLC Student Loan Trust
4.750% due 06/15/2033		$1,669	1,602
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	11,928	14,793

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	131

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.522% due 09/15/2021	EUR	5,400	$6,841
0.612% due 10/25/2039		10,000	9,477
2.141% due 08/15/2016		$669	670
2.871% due 12/16/2019		4,900	4,971
3.471% due 05/16/2044		45,698	48,239
Soundview Home Loan Trust
0.297% due 06/25/2037		218	209
0.327% due 02/25/2037		285	122
0.337% due 11/25/2036		7,704	2,513
0.347% due 07/25/2037		160	115
0.397% due 05/25/2036		612	515
0.447% due 06/25/2036		10,000	4,724
0.477% due 12/25/2035		3,062	2,971
0.867% due 11/25/2033		2,264	2,108
Specialty Underwriting & Residential Finance
0.467% due 09/25/2036		61	61
Stony Hill CDO Ltd.
1.032% due 10/15/2013		40	40
Streeterville ABS CDO Ltd.
0.792% due 11/03/2040		372,729	279,689
Structured Asset Investment Loan Trust
0.367% due 07/25/2036		10,606	5,744
0.727% due 08/25/2035		2,000	588
0.737% due 07/25/2035		12,000	7,182
0.917% due 04/25/2033		952	840
0.952% due 03/25/2035		8,100	5,338
1.192% due 09/25/2034		274	164
Structured Asset Securities Corp.
0.367% due 05/25/2037		1,077	1,055
0.387% due 06/25/2037		10,520	2,095
0.537% due 05/25/2037		13,000	8,624
0.797% due 01/25/2033		222	198
1.317% due 10/25/2037		76,031	35,664
1.567% due 04/25/2033		831	760
1.715% due 04/25/2035		1,311	1,254
3.450% due 02/25/2032		1,070	1,062
5.410% due 06/25/2033		248	248
5.560% due 05/25/2034		1,356	1,371
Triaxx Prime CDO
0.474% due 10/02/2039		67,258	43,718
Truman Capital Mortgage Loan Trust
0.477% due 03/25/2036		308	216
0.967% due 12/25/2032		3,200	2,655
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,395
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,698	1,758
6.570% due 08/07/2024		929	973
Venture CDO Ltd.
0.685% due 01/20/2022		10,000	9,575
WaMu Asset-Backed Certificates
0.327% due 04/25/2037		81	36
0.387% due 07/25/2047		11,000	4,589
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		263	167
Washington Mutural Asset-Backed Certificates Trust
0.367% due 05/25/2036		32,016	16,836
0.397% due 10/25/2036		23,000	8,841
0.457% due 08/25/2036		14,973	6,104
Wells Fargo Home Equity Trust
0.847% due 04/25/2034		315	218

Total Asset-Backed Securities (Cost $3,150,300)			3,292,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	$6,834
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,446
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		25,900	27,835
5.450% due 11/22/2017		20,000	21,805
6.025% due 07/05/2022		47,400	53,031

Total Sovereign Issues (Cost $111,194)			121,951

		SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (n)		8,220	23
NVHL S.A. ‘B’ (n)		8,220	23
NVHL S.A. ‘C’ (n)		8,220	24
NVHL S.A. ‘D’ (n)		8,220	24
NVHL S.A. ‘E’ (n)		8,220	24
NVHL S.A. ‘F’ (n)		8,220	24
NVHL S.A. ‘G’ (n)		8,220	24
NVHL S.A. ‘H’ (n)		8,220	24
NVHL S.A. ‘I’ (n)		8,220	24
NVHL S.A. ‘J’ (n)		8,220	24

Total Common Stocks (Cost $267)			238

WARRANTS 0.0%

INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.0%
Citigroup, Inc.
7.500% due 12/15/2012		7,000	679
Wells Fargo & Co.
7.500% due 03/15/2013 (f)		1,200	1,485

			2,164

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		68,700	3,679

Total Convertible Preferred Securities (Cost $5,406)			5,843

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)		40,000	978
GMAC Capital Trust
8.125% due 02/15/2040		30,000	753
SLM Corp. CPI Linked Security
3.714% due 01/16/2018		51,000	1,205

			2,936

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%
United Technologies Corp.
7.500% due 08/01/2015	70,000	$3,927

Total Preferred Securities (Cost $5,829)		6,863

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.1%

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.220% due 10/01/2012	$400	400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $409. Repurchase proceeds are $400.)
Barclays Capital, Inc.
0.150% due 01/26/2014	3,548	3,548
(Dated 01/31/2012. Collateralized by Denbury Resources, Inc. 8.250% due 02/15/2020 valued at $3,429. Repurchase proceeds are $3,552.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	77,700	77,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $78,753. Repurchase proceeds are $77,702.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,900	1,900
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $1,945. Repurchase proceeds are $1,900.)

		83,548

U.S. TREASURY BILLS 3.3%
0.151% due 01/31/2013 - 09/19/2013 (e)(h)(j)(l)	506,243	505,806

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 6.3%
PIMCO Short-Term Floating NAV Portfolio	96,476,189	966,981

Total Short-Term Instruments (Cost $1,556,234)		1,556,335

Total Investments 124.2% (Cost $18,132,695)		$18,932,200

Other Assets and Liabilities (Net) (24.2%)		(3,693,048)

Net Assets 100.0%		$15,239,152

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	Affiliated to the Fund.
(h)	Securities with an aggregate market value of $2,722 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $2,637,460 at a weighted average interest rate of 0.320%.
(j)	Securities with an aggregate market value of $457,617 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $78,008 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
BRC	0.250%	09/20/2012	10/22/2012	EUR	6,403	$(8,229)
GSC	0.330%	09/13/2012	10/11/2012	$	57,000	(57,010)
SAL	0.420%	09/13/2012	10/11/2012		11,342	(11,344)

						$(76,583)

(l)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $46,466 and cash of $17,242 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$	185,922	$1,467	$8,798
CDX.HY-19 5-Year Index	5.000%	12/20/2017		64,900	(20)	386

					$1,447	$9,184

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.625%	03/19/2027	CAD	172,700	$2,754	$2,768
Pay	3-Month CAD Bank Bill	3.000%	03/19/2027		211,500	13,405	2,467
Pay	3-Month CAD Bank Bill	2.750%	12/17/2027		132,800	3,298	2,157
Receive	3-Month CAD Bank Bill	3.000%	12/17/2041		314,500	(29,585)	(7,202)
Receive	3-Month USD-LIBOR	1.000%	12/19/2017	$	156,400	(1,297)	(269)
Receive	3-Month USD-LIBOR	1.500%	12/19/2019		238,400	(3,916)	(4,758)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		21,800	34	(228)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	1,036,100	26,127	25,154

						$10,820	$20,089

(m)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	1.507%	$	1,500	$(272)	$(148)	$(124)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.997%		8,500	(3)	913	(916)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.114%		12,500	45	779	(734)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.190%		14,000	92	879	(787)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.312%		5,000	141	192	(51)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.855%		4,500	(25)	174	(199)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.225%		2,000	(76)	0	(76)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2017	1.167%		14,600	118	1,018	(900)

								$20	$3,807	$(3,787)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Schedule of Investments PIMCO Income Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.412%	$	2,000	$112	$0	$112
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		3,100	52	(32)	84
Japan Government International Bond	CBK	1.000%	03/20/2016	0.520%		700	12	(5)	17
Japan Government International Bond	CBK	1.000%	06/20/2016	0.572%		2,600	42	(1)	43
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		18,700	317	(194)	511
Japan Government International Bond	HUS	1.000%	06/20/2016	0.572%		6,700	108	(3)	111
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		6,300	107	(76)	183
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		7,500	127	(87)	214
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		5,200	88	(61)	149
JC Penney Corp., Inc.	BPS	5.000%	09/20/2017	7.414%		5,000	(472)	(675)	203
JC Penney Corp., Inc.	UAG	5.000%	09/20/2017	7.414%		4,000	(378)	(520)	142
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		31,300	(374)	(1,754)	1,380
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		10,000	(495)	(568)	73
Nokia OYJ	BOA	5.000%	06/20/2017	8.852%	EUR	6,000	(1,052)	(751)	(301)
Nokia OYJ	FBF	5.000%	06/20/2017	8.852%		33,400	(5,854)	(6,341)	487
Nokia OYJ	FBF	5.000%	09/20/2017	8.993%		10,200	(1,912)	(2,255)	343
Nokia OYJ	JPM	5.000%	06/20/2017	8.852%		20,100	(3,522)	(2,535)	(987)
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%	$	6,200	315	(434)	749
NRG Energy, Inc.	GST	5.000%	03/20/2019	4.394%		500	18	(42)	60
NRG Energy, Inc.	UAG	5.000%	03/20/2017	3.652%		100	6	(8)	14
NRG Energy, Inc.	UAG	5.000%	06/20/2017	3.852%		600	30	(60)	90
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.041%		800	0	(25)	25
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.041%		1,000	(1)	(29)	28
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		2,000	3	(11)	14
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		400	(1)	(13)	12
SLM Corp.	BOA	5.000%	12/20/2013	0.857%		1,100	58	0	58
SLM Corp.	CBK	5.000%	12/20/2013	0.857%		800	42	69	(27)
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.624%	JPY	220,000	(32)	(165)	133
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.938%		890,000	(211)	(779)	568
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.120%		80,000	(26)	(44)	18
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.382%		70,000	(30)	(43)	13
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%		167,000	(8)	(368)	360
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		85,000	(13)	(59)	46
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		48,000	(12)	(68)	56
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	3.382%		220,000	(96)	(264)	168

							$(13,052)	$(18,201)	$5,149

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.6-1 Index	GST	0.540%	07/25/2045	$	15,261	$(13,206)	$(13,296)	$90
ABX.HE.AA.6-1 Index	CBK	0.320%	07/25/2045		23,701	(10,435)	(11,554)	1,119
ABX.HE.AA.6-2 Index	FBF	0.170%	05/25/2046		41,589	(37,108)	(36,962)	(146)
ABX.HE.AA.6-2 Index	JPM	0.170%	05/25/2046		1,396	(1,245)	(586)	(659)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037		3,422	(3,262)	(2,721)	(541)
ABX.HE.AA.7-1 Index	JPM	0.150%	08/25/2037		933	(889)	(569)	(320)
ABX.HE.AA.7-2 Index	JPM	1.920%	01/25/2038		1,006	(952)	(624)	(328)
ABX.HE.AAA.7-1 Index	BOA	0.090%	08/25/2037		58,546	(31,017)	(32,859)	1,842
ABX.HE.AAA.7-1 Index	BRC	0.090%	08/25/2037		18,411	(9,754)	(10,402)	648
ABX.HE.AAA.7-1 Index	CBK	0.090%	08/25/2037		141,394	(74,908)	(79,575)	4,667
ABX.HE.AAA.7-1 Index	DUB	0.090%	08/25/2037		25,775	(13,655)	(14,498)	843
ABX.HE.AAA.7-1 Index	FBF	0.090%	08/25/2037		237,866	(126,019)	(133,708)	7,689
ABX.HE.AAA.7-1 Index	GST	0.090%	08/25/2037		55,232	(29,261)	(31,114)	1,853
ABX.HE.AAA.7-1 Index	JPM	0.090%	08/25/2037		18,411	(9,754)	(10,333)	579
ABX.HE.AAA.7-1 Index	MYC	0.090%	08/25/2037		29,457	(15,606)	(16,533)	927
ABX.HE.AAA.7-1 Index	RYL	0.090%	08/25/2037		34,060	(18,045)	(19,113)	1,068
ABX.HE.AAA.7-2 Index	BOA	0.760%	01/25/2038		7,114	(3,867)	(4,010)	143
ABX.HE.AAA.7-2 Index	DUB	0.760%	01/25/2038		23,743	(12,907)	(13,385)	478
ABX.HE.AAA.7-2 Index	FBF	0.760%	01/25/2038		138,721	(75,411)	(78,204)	2,793
ABX.HE.AAA.7-2 Index	MYC	0.760%	01/25/2038		17,785	(9,668)	(10,026)	358
ABX.HE.AAA.7-2 Index	RYL	0.760%	01/25/2038		7,114	(3,867)	(4,010)	143
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017		50,000	6,364	3,588	2,776
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017		25,000	3,182	2,438	744
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017		25,000	3,182	1,775	1,407
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017		25,000	3,182	2,450	732
CMBX.NA.AAA.1 Index	CBK	0.100%	10/12/2052		22,000	(530)	(520)	(10)
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049		30,000	(1,787)	(1,725)	(62)

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	$	75,000	$(4,699)	$(4,531)	$(168)
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		25,000	(1,530)	(1,531)	1

						$(493,472)	$(522,138)	$28,666

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM	BRL	250,000	$879	$0	$879
Pay	1-Year BRL-CDI	8.250%	01/02/2014	UAG		250,000	879	0	879
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		870,000	7,731	4,775	2,956
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		1,406,000	3,757	3,974	(217)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		475,000	2,142	2,267	(125)
Pay	3-Month USD-LIBOR	1.600%	11/16/2019	DUB	$	1,650,000	8,954	(2,593)	11,547
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	BRC	AUD	97,200	5,012	(138)	5,150
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	GLM		145,800	7,517	(204)	7,721
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		75,000	9,318	43	9,275
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		100,000	12,424	98	12,326
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	UAG		128,000	15,903	(102)	16,005
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,209,000	(1,852)	(1,588)	(264)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		625,000	(524)	(433)	(91)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		750,000	(629)	(493)	(136)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	JPM		130,000	(109)	(76)	(33)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		460,000	(385)	(338)	(47)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		915,000	820	34	786
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		130,000	117	14	103
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		500,000	449	114	335
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,000	72	15	57
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		1,105,000	991	38	953
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		150,000	135	11	124
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		500,000	(1,003)	(429)	(574)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		2,193,000	(1,088)	(46)	(1,042)

							$71,510	$4,943	$66,567

(n)	Restricted securities as of September 30, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$23	0.00%
NVHL S.A. ‘B’	03/09/2012	26	23	0.00%
NVHL S.A. ‘C’	03/09/2012	26	24	0.00%
NVHL S.A. ‘D’	03/09/2012	27	24	0.00%
NVHL S.A. ‘E’	03/09/2012	27	24	0.00%
NVHL S.A. ‘F’	03/09/2012	27	24	0.00%
NVHL S.A. ‘G’	03/09/2012	27	24	0.00%
NVHL S.A. ‘H’	03/09/2012	27	24	0.00%
NVHL S.A. ‘I’	03/09/2012	27	24	0.00%
NVHL S.A. ‘J’	03/09/2012	27	24	0.00%

		$267	$238	0.00%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Schedule of Investments PIMCO Income Fund (Cont.)

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Denbury Resources, Inc.	8.250%	02/15/2020	$3,000	$3,391	$(3,429)
Fannie Mae	3.000%	10/01/2042	221,000	231,199	(233,293)

				$234,590	$(236,722)

(6)	Market value includes $32 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	5,000	$	5,225	HUS	$42	$0	$42
10/2012		15,898		16,581	JPM	102	0	102
10/2012		18,932		19,522	RBC	0	(102)	(102)
10/2012	BRL	275,887		134,514	UAG	0	(1,576)	(1,576)
10/2012	EUR	13,625		17,605	BPS	96	0	96
10/2012		48,228		60,488	BRC	0	(1,488)	(1,488)
10/2012		168,869		215,169	CBK	210	(2,046)	(1,836)
10/2012		133,941		172,131	HUS	111	(101)	10
10/2012		50,760		64,082	JPM	75	(1,222)	(1,147)
10/2012		43,332		56,367	RYL	683	0	683
10/2012		54,293		69,007	UAG	0	(762)	(762)
10/2012	GBP	2,534		4,072	BPS	0	(20)	(20)
10/2012		6,927		10,969	BRC	0	(217)	(217)
10/2012		9,042		14,316	CBK	7	(293)	(286)
10/2012		149,894		236,732	DUB	0	(5,316)	(5,316)
10/2012		64,609		102,075	FBF	0	(2,255)	(2,255)
10/2012		11,328		18,111	HUS	22	(203)	(181)
10/2012		2,674		4,302	JPM	5	(21)	(16)
10/2012		3,690		5,959	MSC	0	0	0
10/2012		4,970		7,958	UAG	0	(67)	(67)
10/2012	$	19,386	AUD	18,770	BRC	127	(56)	71
10/2012		11,631		11,132	CBK	0	(92)	(92)
10/2012		10,498		10,225	DUB	101	0	101
10/2012		7,501		7,161	RBC	0	(78)	(78)
10/2012		30,000	BRL	61,209	GLM	193	0	193
10/2012		105,626		214,678	UAG	270	0	270
10/2012		266,203	EUR	207,162	BOA	10	0	10
10/2012		224,753		174,633	BPS	0	(341)	(341)
10/2012		157,456		122,002	JPM	0	(677)	(677)
10/2012		553		449	UAG	25	0	25
10/2012		191,831	GBP	117,992	BPS	0	(1,298)	(1,298)
10/2012		215,274		133,132	CBK	0	(293)	(293)
10/2012		871		537	RBC	0	(4)	(4)
10/2012		512		317	RYL	0	0	0
11/2012	EUR	207,162	$	266,290	BOA	0	(4)	(4)
11/2012		174,633		224,821	BPS	341	0	341
11/2012		10,205		13,125	GLM	7	0	7
11/2012		5		6	HUS	0	0	0
11/2012		244,777		316,152	JPM	1,506	0	1,506
11/2012	GBP	117,992		191,809	BPS	1,293	0	1,293
11/2012		133,132		215,253	CBK	292	0	292
11/2012		1,403		2,278	JPM	13	0	13
11/2012		31,962		51,536	RYL	1	(72)	(71)
11/2012		300		487	UAG	2	0	2
12/2012	CAD	7,255		7,387	HUS	25	(4)	21
12/2012	JPY	16,564,138		211,408	BRC	0	(973)	(973)
12/2012	$	20,000	BRL	41,088	HUS	115	0	115
12/2012		14,000		28,728	MSC	64	0	64
12/2012		133,292		275,887	UAG	1,771	0	1,771
12/2012		3,090	CAD	3,000	JPM	0	(44)	(44)
12/2012		3,603		3,533	UAG	0	(16)	(16)
12/2012		122	GBP	77	BPS	2	0	2
12/2012		27,386	KRW	31,047,889	BRC	400	0	400
12/2012		3,034		3,453,871	JPM	57	0	57
12/2012		36	MXN	480	FBF	1	0	1
12/2012		29,537		402,858	JPM	1,569	0	1,569
12/2012		443		5,860	MSC	10	0	10

						$9,548	$(19,641)	$(10,093)

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$929,340	$0	$929,340
Corporate Bonds & Notes
Banking & Finance	0	1,891,992	9,008	1,901,000
Industrials	19,850	657,686	168,992	846,528
Utilities	0	406,465	753	407,218
Convertible Bonds & Notes
Banking & Finance	0	28,891	0	28,891
Industrials	0	593	0	593
Municipal Bonds & Notes
California	0	40,273	0	40,273
New Jersey	0	7,857	0	7,857
New York	0	9,170	0	9,170
Ohio	0	1,752	0	1,752
Tennessee	0	2,720	0	2,720
U.S. Government Agencies	0	3,916,656	0	3,916,656
Mortgage-Backed Securities	0	5,553,681	302,574	5,856,255
Asset-Backed Securities	0	2,539,088	753,629	3,292,717
Sovereign Issues	0	121,951	0	121,951
Common Stocks
Health Care	0	0	238	238
Convertible Preferred Securities
Banking & Finance	2,164	0	0	2,164
Utilities	3,679	0	0	3,679
Preferred Securities
Banking & Finance	2,936	0	0	2,936
Industrials	3,927	0	0	3,927

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$83,548	$0	$83,548
U.S. Treasury Bills	0	505,806	0	505,806
PIMCO Short-Term Floating NAV Portfolio	966,981	0	0	966,981
	$999,537	$16,697,469	$1,235,194	$18,932,200

Short Sales, at value	$0	$(236,722)	$0	$(236,722)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	46,548	0	46,548
Foreign Exchange Contracts	0	9,548	0	9,548
Interest Rate Contracts	0	101,642	0	101,642
	$0	$157,738	$0	$157,738

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(7,336)	0	(7,336)
Foreign Exchange Contracts	0	(19,641)	0	(19,641)
Interest Rate Contracts	0	(14,986)	0	(14,986)
	$0	$(41,963)	$0	$(41,963)

Totals	$999,537	$16,576,522	$1,235,194	$18,811,253

(ii) As of September 30, 2012, assets valued at $3,102 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,194	$7,000	$(517)	$4	$18	$309	$0	$0	$9,008	$304
Industrials	178,328	6,398	(8,200)	(453)	(342)	2,598	0	(9,337)	168,992	2,779
Utilities	921	0	(140)	0	0	(28)	0	0	753	(35)
Mortgage-Backed Securities	82,303	227,122	(5,808)	200	1,003	13,395	2,108	(17,749)	302,574	12,804
Asset-Backed Securities	175,171	650,536	(39,026)	1,718	8,894	15,257	0	(58,921)	753,629	12,374
Common Stocks
Health Care	0	267	0	0	0	(29)	0	0	238	(29)

Totals	$438,917	$891,323	$(53,691)	$1,469	$9,573	$31,502	$2,108	$(86,007)	$1,235,194	$28,197

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Schedule of Investments PIMCO Income Fund (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$7,280	Third Party Vendor	Broker Quote	104.00
	1,728	Benchmark Pricing	Base Price	96.00-100.63
Industrials	168,992	Third Party Vendor	Broker Quote	102.75-115.25
Utilities	753	Third Party Vendor	Broker Quote	91.00
Mortgage-Backed Securities	44,034	Third Party Vendor	Broker Quote	3.18-99.50
	258,540	Benchmark Pricing	Base Price	51.00-105.17
Asset-Backed Securities	1,539	Third Party Vendor	Broker Quote	98.50
	752,090	Benchmark Pricing	Base Price	53.49-100.98
Common Stocks
Health Care	238	Market Comparable Companies	EBITDA multiples	6.00-8.00
			Revenue multiples	0.80-1.20
			Discount for lack of marketability	15.00-25.00
			Control Premium	5.00-10.00

Total	$1,235,194

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$593	$0	$0	$3,807	$4,400
Unrealized appreciation on foreign currency contracts	0	0	0	9,548	0	9,548
Unrealized appreciation on OTC swap agreements	0	37,364	0	0	69,096	106,460

	$0	$37,957	$0	$9,548	$72,903	$120,398

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$24	$24
Unrealized depreciation on foreign currency contracts	0	0	0	19,641	0	19,641
Unrealized depreciation on OTC swap agreements	0	7,336	0	0	2,529	9,865

	$0	$7,336	$0	$19,641	$2,553	$29,530

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized on Derivatives:
Net realized gain on swaps	$0	$35,901	$0	$0	$4,369	$40,270
Net realized gain on foreign currency transactions	0	0	0	13,872	0	13,872

	$0	$35,901	$0	$13,872	$4,369	$54,142

Net Change in Unrealized on Derivatives:
Net change in unrealized appreciation on swaps	$0	$39,240	$0	$0	$80,884	$120,124
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	138	0	138

	$0	$39,240	$0	$138	$80,884	$120,262

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $29,273 as reported in the Notes to Schedule of Investments.

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(32,186)	$32,441	$255
BPS	5,961	(5,830)	131
BRC	(529)	1,786	1,257
CBK	(75,598)	75,677	79
DUB	(19,654)	20,662	1,008
FBF	(256,517)	251,205	(5,312)
GLM	7,642	(7,200)	442
GST	(38,733)	36,367	(2,366)
HUS	10,470	(10,070)	400
JPM	(15,911)	16,307	396
MSC	74	0	74
MYC	(24,930)	22,956	(1,974)
RBC	(184)	170	(14)
RYL	(21,212)	0	(21,212)
UAG	16,220	(14,610)	1,610

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Schedule of Investments PIMCO Long-Term Credit Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.6%
Everest Acquisition LLC
5.000% due 05/24/2018		$6,500	$6,569
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	4,029
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018		3,000	3,016
Springleaf Financial Funding Co.
5.500% due 05/10/2017		11,500	11,281
Vodafone Americas Finance
6.250% due 07/24/2016		5,156	5,337
6.875% due 08/17/2015		14,619	15,131

Total Bank Loan Obligations (Cost $44,573)			45,363

CORPORATE BONDS & NOTES 70.1%

BANKING & FINANCE 22.0%
Allstate Corp.
6.500% due 05/15/2067		1,000	1,060
American International Group, Inc.
5.850% due 01/16/2018		2,380	2,768
6.250% due 05/01/2036		3,680	4,731
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	7,391
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,400
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,728
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$16,000	16,560
Banco Santander Chile
3.875% due 09/20/2022		5,000	5,029
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,982
Bank of America Corp.
5.625% due 07/01/2020		1,750	1,999
5.875% due 02/07/2042		1,500	1,762
Bank One Capital
8.750% due 09/01/2030		275	383
Barclays Bank PLC
10.179% due 06/12/2021		4,940	6,445
14.000% due 06/15/2019 (c)	GBP	850	1,726
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	2,145
BBVA Bancomer S.A.
6.500% due 03/10/2021		9,000	9,905
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,624
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,380
BNP Paribas S.A. (c)
5.186% due 06/29/2015		4,100	3,813
7.195% due 06/25/2037		3,400	3,232
7.781% due 07/02/2018	EUR	1,000	1,295
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,141
Capital One Capital
8.875% due 05/15/2040		9,300	9,510
10.250% due 08/15/2039		1,000	1,035
Citigroup, Inc.
6.875% due 03/05/2038		630	832
8.125% due 07/15/2039		20,150	30,053
Credit Agricole S.A. (c)
5.136% due 02/24/2016	GBP	2,800	3,289
8.125% due 10/26/2019		200	286

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 10/13/2019		$4,100	$4,008
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,600	3,744
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	3,080
Fidelity National Financial, Inc.
5.500% due 09/01/2022		5,000	5,372
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		600	680
6.625% due 08/15/2017		3,700	4,297
7.000% due 04/15/2015		2,500	2,806
8.000% due 12/15/2016		5,600	6,709
8.700% due 10/01/2014		400	455
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		400	442
5.950% due 01/18/2018		13,500	15,699
6.125% due 02/15/2033		1,900	2,144
6.250% due 02/01/2041		700	814
6.450% due 05/01/2036		1,000	1,052
6.750% due 10/01/2037		18,900	20,330
7.500% due 02/15/2019		5,500	6,831
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		3,000	3,287
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,440
HBOS PLC
6.000% due 11/01/2033		400	343
6.750% due 05/21/2018		5,660	5,773
Health Care REIT, Inc.
6.500% due 03/15/2041		5,000	5,874
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	8,864
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		4,000	5,480
HSBC Finance Corp.
6.676% due 01/15/2021		3,000	3,485
HSBC Holdings PLC
6.100% due 01/14/2042		1,100	1,454
6.500% due 09/15/2037		4,800	5,702
6.800% due 06/01/2038		6,700	8,216
7.350% due 11/27/2032		1,550	1,853
7.625% due 05/17/2032		1,300	1,623
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,998
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,100	5,279
JPMorgan Chase & Co.
4.350% due 08/15/2021		2,600	2,872
4.400% due 07/22/2020		5,000	5,513
4.625% due 05/10/2021		7,300	8,176
5.400% due 01/06/2042		11,500	13,438
6.400% due 05/15/2038		3,000	3,898
7.900% due 04/30/2018 (c)		10,400	11,854
Korea Development Bank
3.000% due 09/14/2022		5,800	5,822
3.500% due 08/22/2017		2,200	2,374
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,246
7.588% due 05/12/2020	GBP	9,100	14,304
7.625% due 12/09/2019		1,300	2,021
7.869% due 08/25/2020		2,674	4,229
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$2,800	3,145
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,890
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		17,500	20,997

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 11/15/2018		$3,146	$3,805
7.750% due 05/14/2038		7,700	9,710
MetLife Capital Trust
9.250% due 04/08/2068		9,800	12,985
Morgan Stanley
6.375% due 07/24/2042		10,400	11,507
6.625% due 04/01/2018		9,550	10,988
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	12,832
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,984
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,465
Nile Finance Ltd.
5.250% due 08/05/2015		100	101
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	522
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,000	22,609
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,291
Petrobras Global Finance BV (a)
4.250% due 10/02/2023	EUR	1,000	1,299
5.375% due 10/01/2029	GBP	3,600	5,886
Prudential Financial, Inc.
5.875% due 09/15/2042		$4,500	4,629
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	4,056
Rabobank Group
5.250% due 05/24/2041		9,300	10,861
6.875% due 03/19/2020	EUR	2,000	2,711
11.000% due 06/30/2019 (c)		$3,800	5,021
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,638
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	2,800	3,674
7.648% due 09/30/2031 (c)		$9,836	9,639
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,756
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,410	1,517
5.499% due 07/07/2015		2,225	2,406
6.125% due 02/07/2022		1,100	1,218
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,395
SLM Corp.
0.751% due 01/27/2014		5,000	4,857
4.875% due 12/17/2012	GBP	100	162
5.000% due 10/01/2013		$500	521
5.375% due 05/15/2014		400	423
5.625% due 08/01/2033		3,100	2,942
8.450% due 06/15/2018		3,250	3,824
Springleaf Finance Corp.
5.375% due 10/01/2012		800	800
State Street Capital Trust
5.379% due 10/04/2012 (c)		1,100	1,101
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		1,895	2,615
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	97	184
UBS AG
5.750% due 04/25/2018		$1,100	1,298
Wachovia Corp.
0.787% due 10/28/2015		5,000	4,905
WEA Finance LLC
6.750% due 09/02/2019		2,500	3,036

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weyerhaeuser Co.
6.950% due 10/01/2027	$3,610	$3,924
7.375% due 10/01/2019	8,000	9,943
7.375% due 03/15/2032	12,700	15,125
7.950% due 03/15/2025	200	237

		603,819

INDUSTRIALS 36.5%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031	2,500	3,177
Alcoa, Inc.
5.900% due 02/01/2027	7,370	7,727
ALROSA Finance S.A.
7.750% due 11/03/2020	3,250	3,697
Altria Group, Inc.
4.250% due 08/09/2042	2,500	2,499
9.950% due 11/10/2038	10,200	17,222
10.200% due 02/06/2039	2,200	3,786
America Movil S.A.B. de C.V.
4.375% due 07/16/2042	24,000	24,985
6.125% due 03/30/2040	400	525
American Airlines Pass-Through Trust
7.000% due 07/31/2019	1,432	1,462
8.625% due 04/15/2023	1,359	1,462
10.375% due 01/02/2021	9,179	9,959
American Airlines, Inc.
7.500% due 03/15/2016^	4,200	4,242
Amgen, Inc.
4.950% due 10/01/2041	2,500	2,651
5.150% due 11/15/2041	15,300	17,138
5.375% due 05/15/2043	1,200	1,398
6.400% due 02/01/2039	15,690	19,825
Anadarko Petroleum Corp.
6.200% due 03/15/2040	8,110	9,985
6.375% due 09/15/2017	400	483
6.450% due 09/15/2036	7,900	9,831
7.000% due 11/15/2027	600	663
7.950% due 06/15/2039	7,931	11,491
ArcelorMittal
7.000% due 03/01/2041	5,500	4,963
7.250% due 10/15/2039	4,900	4,499
Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,552
Aviation Capital Group Corp.
7.125% due 10/15/2020	5,200	5,465
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	13,573
5.800% due 11/15/2034	100	110
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,302
Biomet, Inc.
10.000% due 10/15/2017	1,000	1,056
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,953
7.000% due 11/15/2035	4,030	5,278
7.375% due 01/15/2040	11,900	16,343
Braskem Finance Ltd.
5.750% due 04/15/2021	600	639
7.000% due 05/07/2020	2,000	2,310
7.375% due 10/04/2015 (c)	4,400	4,675
BRF - Brasil Foods S.A.
5.875% due 06/06/2022	4,100	4,490
Building Materials Corp. of America
6.750% due 05/01/2021	750	823
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	19,950	21,225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cameron International Corp.
5.950% due 06/01/2041	$5,000	$6,084
7.000% due 07/15/2038	6,703	8,830
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,200	15,263
CF Industries, Inc.
6.875% due 05/01/2018	9,500	11,578
China Resources Gas Group Ltd.
4.500% due 04/05/2022	1,000	1,087
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	6,500	6,388
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,900	3,083
5.000% due 05/02/2042	1,700	1,963
Comcast Corp.
4.650% due 07/15/2042	5,111	5,497
6.400% due 05/15/2038	3,000	3,860
6.400% due 03/01/2040	11,250	14,741
6.450% due 03/15/2037	5,000	6,469
6.550% due 07/01/2039	8,100	10,647
6.950% due 08/15/2037	3,400	4,649
CONSOL Energy, Inc.
6.375% due 03/01/2021	350	342
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,000	1,020
7.250% due 05/10/2021	1,849	2,112
Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	8,219
COX Communications, Inc.
8.375% due 03/01/2039	5,500	8,411
CVS Pass-Through Trust
5.789% due 01/10/2026	4,436	4,935
5.880% due 01/10/2028	1,802	2,029
5.926% due 01/10/2034	6,156	7,279
6.943% due 01/10/2030	4,827	5,896
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	4,681	5,348
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,800	5,188
8.750% due 06/15/2030	10,175	15,358
9.250% due 06/01/2032	1,160	1,836
Devon Financing Corp. ULC
7.875% due 09/30/2031	5,000	7,293
DISH DBS Corp.
5.875% due 07/15/2022	1,500	1,545
Dow Chemical Co.
5.250% due 11/15/2041	3,000	3,422
9.400% due 05/15/2039	4,200	6,829
El Paso LLC
6.950% due 06/01/2028	3,795	3,920
7.420% due 02/15/2037	2,980	3,305
7.800% due 08/01/2031	1,000	1,168
8.050% due 10/15/2030	3,825	4,533
El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	7,817
Encana Corp.
6.500% due 02/01/2038	7,000	8,518
Energy Transfer Partners LP
7.500% due 07/01/2038	13,234	15,753
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	3,000	3,373
Enterprise Products Operating LLC
4.450% due 02/15/2043	7,200	7,160
6.875% due 03/01/2033	500	640
7.034% due 01/15/2068	2,550	2,859
7.550% due 04/15/2038	4,014	5,407
8.375% due 08/01/2066	1,600	1,805

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		$3,350	$3,610
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,895
Georgia-Pacific LLC
7.250% due 06/01/2028		7,500	9,522
7.375% due 12/01/2025		2,000	2,654
7.750% due 11/15/2029		4,180	5,542
8.250% due 05/01/2016		1,000	1,076
8.875% due 05/15/2031		9,820	14,577
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,800	9,592
Harvest Operations Corp.
6.875% due 10/01/2017		600	660
HCA, Inc.
6.500% due 02/15/2020		5,300	5,910
HD Supply, Inc.
8.125% due 04/15/2019		2,250	2,447
HeidelbergCement Finance BV
9.500% due 12/15/2018	EUR	4,000	6,226
Hess Corp.
6.000% due 01/15/2040		$1,500	1,829
International Paper Co.
8.700% due 06/15/2038		1,500	2,244
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	1,132
6.500% due 02/01/2037		200	242
6.500% due 09/01/2039		8,100	9,841
6.550% due 09/15/2040		3,800	4,693
6.950% due 01/15/2038		10,000	12,843
7.400% due 03/15/2031		100	127
Kraft Foods Group, Inc.
5.000% due 06/04/2042		14,600	16,375
LyondellBasell Industries NV
5.750% due 04/15/2024		1,500	1,714
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,147
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		1,500	1,234
MGM Resorts International
10.375% due 05/15/2014		900	1,017
11.125% due 11/15/2017		1,500	1,667
13.000% due 11/15/2013		2,600	2,945
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	4,049
Mongolian Mining Corp.
8.875% due 03/29/2017		4,935	5,022
Nakilat, Inc.
6.067% due 12/31/2033		400	476
NBCUniversal Media LLC
4.450% due 01/15/2043 (a)		7,500	7,474
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		9,900	10,208
News America, Inc.
6.150% due 02/15/2041		5,100	6,380
6.650% due 11/15/2037		4,250	5,417
6.900% due 08/15/2039		2,500	3,259
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	6,871
Norfolk Southern Corp.
3.950% due 10/01/2042		10,200	10,212
Northern Natural Gas Co.
4.100% due 09/15/2042		12,700	12,846
OGX Austria GmbH
8.375% due 04/01/2022		12,100	10,557
8.500% due 06/01/2018		500	453

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ONEOK Partners LP
6.125% due 02/01/2041		$2,900	$3,500
6.850% due 10/15/2037		3,798	4,668
Petrobras International Finance Co.
5.375% due 01/27/2021		2,900	3,283
6.750% due 01/27/2041		500	624
Philip Morris International, Inc.
3.875% due 08/21/2042		4,000	4,044
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,648
7.200% due 01/15/2028		4,000	5,019
7.500% due 01/15/2020		3,200	3,991
Pride International, Inc.
6.875% due 08/15/2020		4,200	5,326
7.875% due 08/15/2040		9,600	14,045
Repsol International Finance BV
4.250% due 02/12/2016	EUR	1,000	1,315
Reynolds American, Inc.
7.250% due 06/15/2037		$5,000	6,348
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,600	1,696
8.250% due 02/15/2021		9,100	9,077
Rock-Tenn Co.
4.000% due 03/01/2023		2,000	2,038
4.900% due 03/01/2022		2,000	2,171
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,800	4,584
6.875% due 04/15/2040		9,225	8,118
7.500% due 07/15/2038		6,100	5,673
RZD Capital Ltd.
5.739% due 04/03/2017		5,250	5,831
SABMiller Holdings, Inc.
3.750% due 01/15/2022		7,600	8,271
4.950% due 01/15/2042		5,600	6,552
SandRidge Energy, Inc.
8.125% due 10/15/2022		5,600	5,971
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,818
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,631	5,659
Teck Resources Ltd.
5.400% due 02/01/2043		10,000	9,805
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	2,993
3.992% due 02/16/2016		1,610	1,606
6.421% due 06/20/2016		3,000	3,176
7.045% due 06/20/2036		6,400	6,272
Time Warner Cable, Inc.
4.500% due 09/15/2042		7,900	7,921
6.750% due 06/15/2039		4,000	5,237
Time Warner, Inc.
6.250% due 03/29/2041		11,200	14,259
6.500% due 11/15/2036		500	637
7.700% due 05/01/2032		1,890	2,664
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		3,800	5,906
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,469
6.800% due 03/15/2038		9,972	12,044
7.500% due 04/15/2031		1,100	1,364
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,082	1,180
8.000% due 04/01/2021		1,000	1,030
UAL Pass-Through Trust
10.400% due 05/01/2018		7,499	8,642
UnitedHealth Group, Inc.
4.625% due 11/15/2041		5,000	5,428

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
9.750% due 04/15/2018	EUR	500	$690
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,458
Vale S.A.
5.625% due 09/11/2042		13,000	13,306
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	866
Watson Pharmaceuticals, Inc.
4.625% due 10/01/2042 (a)		6,500	6,691
WellPoint, Inc.
4.650% due 01/15/2043		13,000	13,332
Williams Cos., Inc.
7.875% due 09/01/2021		458	602
8.750% due 03/15/2032		2,416	3,364
Williams Partners LP
6.300% due 04/15/2040		6,000	7,547
Wynn Las Vegas LLC
5.375% due 03/15/2022 (h)		18,650	19,023

			998,690

UTILITIES 11.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,846
8.700% due 08/07/2018		9,000	11,734
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		9,692	10,277
Appalachian Power Co.
6.375% due 04/01/2036		7,850	9,994
6.700% due 08/15/2037		2,300	3,072
AT&T Corp.
8.000% due 11/15/2031		1,085	1,674
AT&T, Inc.
6.150% due 09/15/2034		9,000	11,496
6.400% due 05/15/2038		700	929
6.450% due 06/15/2034		2,257	2,955
6.500% due 09/01/2037		618	827
6.550% due 02/15/2039		1,283	1,747
BellSouth Corp.
6.875% due 10/15/2031		2,390	2,993
British Telecommunications PLC
9.625% due 12/15/2030		1,300	2,123
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		500	598
Cleco Power LLC
6.000% due 12/01/2040		6,100	7,382
Dominion Resources, Inc.
4.050% due 09/15/2042		10,000	10,348
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		5,100	6,037
Energy Future Holdings Corp.
10.000% due 01/15/2020		5,300	5,870
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		17,600	19,888
Exelon Generation Co. LLC
5.600% due 06/15/2042		6,058	6,535
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		12,625	13,994
France Telecom S.A.
8.500% due 03/01/2031		600	907
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,000	2,000
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		5,800	7,337
8.146% due 04/11/2018		1,900	2,324
8.625% due 04/28/2034		6,050	8,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 04/23/2019		$3,200	$4,184
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	448
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	314
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,503
MarkWest Energy Partners LP
5.500% due 02/15/2023		2,000	2,100
NGPL PipeCo LLC
7.119% due 12/15/2017		5,600	5,978
7.768% due 12/15/2037		21,630	21,738
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	856
6.604% due 02/03/2021		8,400	9,860
NRG Energy, Inc.
8.250% due 09/01/2020		2,100	2,299
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,510
8.250% due 10/15/2038		2,950	4,666
Plains All American Pipeline LP
5.150% due 06/01/2042		9,100	10,406
6.650% due 01/15/2037		8,400	10,854
PSEG Power LLC
8.625% due 04/15/2031		1,500	2,215
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	469
Puget Energy, Inc.
5.625% due 07/15/2022		5,000	5,325
Puget Sound Energy, Inc.
5.764% due 07/15/2040		2,900	3,852
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,825
6.332% due 09/30/2027		6,700	8,176
6.750% due 09/30/2019		2,500	3,144
Shell International Finance BV
3.625% due 08/21/2042		3,000	3,062
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,529
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	4,925
7.721% due 06/04/2038		1,901	1,920
TNK-BP Finance S.A.
7.250% due 02/02/2020		4,600	5,590
7.500% due 07/18/2016		2,500	2,901
7.875% due 03/13/2018		14,150	17,192
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	50,000	637
0.775% due 04/25/2013		10,000	128
1.094% due 04/25/2013		43,000	550
1.415% due 12/24/2013		30,000	380
1.470% due 10/28/2013		20,000	254
1.500% due 05/30/2014		68,000	854
1.850% due 07/28/2014		68,000	856
4.500% due 03/24/2014	EUR	2,500	3,233
4.750% due 02/28/2014	JPY	30,000	396
Verizon Communications, Inc.
6.000% due 04/01/2041		$2,400	3,195

			316,711

Total Corporate Bonds & Notes (Cost $1,725,544)			1,919,220

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 9.7%

CALIFORNIA 4.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	$5,300	$7,464
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	8,900	12,893
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,839
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	6,300	8,239
7.500% due 04/01/2034	165	218
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,000	6,864
7.950% due 03/01/2036	9,300	11,121
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	2,600	3,037
7.804% due 03/01/2035	2,600	3,042
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	839
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	5,000	6,665
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	5,000	6,815
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,436
7.618% due 08/01/2040	4,500	6,035
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,159
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,181
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,506
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	3,700	4,586
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,915
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	377
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	4,028
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,639
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,789
4.250% due 09/01/2028	2,450	2,428
5.000% due 09/01/2031	325	340
5.000% due 09/01/2034	1,000	1,035

		120,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	$5,000	$6,017

FLORIDA 0.2%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,763

ILLINOIS 0.1%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,411

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,077
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,492

		3,569

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,809

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,429
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,040

		4,469

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	3,612
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	4,892
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,270
5.882% due 06/15/2044	3,000	4,076
6.011% due 06/15/2042	4,400	6,020
6.124% due 06/15/2042	700	810
6.491% due 06/15/2042	400	473
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,818
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,997

		43,968

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	$2,500	$2,944
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,577
7.834% due 02/15/2041	800	1,130

		11,651

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,084
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,250	2,843
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	2,153

		19,080

TENNESSEE 0.3%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	7,212

TEXAS 1.3%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,800	9,023
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	6,323
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,503
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	10,200

		35,049

Total Municipal Bonds & Notes (Cost $213,111)		265,171

U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Bonds
3.125% due 11/15/2041 (h)	4,000	4,267
3.125% due 02/15/2042 (g)(i)	120,800	128,690
3.750% due 08/15/2041 (g)(h)(i)	260,050	311,369
4.250% due 11/15/2040 (h)	67,000	87,121
4.375% due 05/15/2041 (h)(i)	9,700	12,871
U.S. Treasury Notes
1.750% due 05/15/2022	47,200	47,890
2.000% due 02/15/2022	2,500	2,601

Total U.S. Treasury Obligations (Cost $560,221)		594,809

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	11,386	11,400
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.364% due 09/10/2047	1,720	1,941
Bear Stearns Adjustable Rate Mortgage Trust
3.076% due 11/25/2034	3,802	3,630

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	$6,200	$7,402
Chase Mortgage Finance Corp.
5.585% due 12/25/2037	1,134	1,084
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,590	2,966
Countrywide Alternative Loan Trust
0.547% due 09/25/2035	1,821	1,175
Credit Suisse First Boston Mortgage Securities Corp.
2.408% due 02/25/2033	95	96
Deutsche ALT-A Securities, Inc.
0.357% due 07/25/2047	660	489
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,920	2,136
GSMPS Mortgage Loan Trust
0.567% due 03/25/2035	862	717
GSR Mortgage Loan Trust
2.901% due 04/25/2035	2,068	2,044
Homestar Mortgage Acceptance Corp.
0.667% due 07/25/2034	179	178
Impac CMB Trust
0.857% due 10/25/2033	11	11
Indymac Index Mortgage Loan Trust
0.517% due 07/25/2035	943	697
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	3,045	3,529
Merrill Lynch Floating Trust
0.766% due 07/09/2021	800	755
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,395	1,605
Nomura Asset Acceptance Corp.
3.234% due 08/25/2035	1,605	1,393
Residential Accredit Loans, Inc. Trust
3.275% due 03/25/2035	1,607	1,174
3.305% due 02/25/2035	2,380	2,042
Residential Funding Mortgage Securities, Inc. Trust
3.434% due 02/25/2036	1,382	1,107
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042	870	955
WaMu Mortgage Pass-Through Certificates
0.690% due 07/25/2044	1,195	1,049
2.413% due 11/25/2041	584	557
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	700	725

Total Mortgage-Backed Securities (Cost $43,987)		50,857

ASSET-BACKED SECURITIES 1.2%
Access Group, Inc.
1.751% due 10/27/2025	786	791
ACE Securities Corp.
1.012% due 01/25/2035	1,738	1,435
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,300	7,137
Ameriquest Mortgage Securities, Inc.
0.687% due 10/25/2035	1,000	830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.697% due 04/25/2035		$1,000	$908
1.087% due 07/25/2034		1,080	900
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		171	151
Bear Stearns Asset-Backed Securities Trust
0.587% due 01/25/2034		12	9
0.767% due 10/25/2034		3,005	2,984
Countrywide Asset-Backed Certificates
0.567% due 04/25/2036		5,900	5,163
Credit-Based Asset Servicing and Securitization LLC
1.117% due 11/25/2033		59	52
GSAMP Trust
0.797% due 11/25/2034		1,200	988
Home Equity Asset Trust
0.917% due 07/25/2035		2,200	1,765
IXIS Real Estate Capital Trust
0.997% due 06/25/2035		2,052	1,932
Lehman XS Trust
0.617% due 10/25/2035		1,130	988
Morgan Stanley ABS Capital
0.537% due 11/25/2035		3,313	3,154
Option One Mortgage Loan Trust
0.797% due 02/25/2032		1,395	1,241
Park Place Securities, Inc.
0.717% due 07/25/2035		3,000	2,544
RAAC Series
0.597% due 10/25/2046		258	157
Residential Asset Securities Corp. Trust
0.657% due 11/25/2035		200	132

Total Asset-Backed Securities (Cost $32,043)			33,261

SOVEREIGN ISSUES 7.0%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	33,698
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	421
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		200	99
10.000% due 01/01/2014		969	490
10.000% due 01/01/2017		7,509	3,837
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014	EUR	10,500	13,770
4.250% due 08/01/2014		56,000	74,512
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	4,110
Russia Government International Bond
4.500% due 04/04/2022		3,200	3,580
5.625% due 04/04/2042		3,000	3,608
Spain Government International Bond
3.000% due 04/30/2015	EUR	20,000	25,233
4.750% due 07/30/2014		20,500	26,971
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	215

Total Sovereign Issues (Cost $187,014)			190,544

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014	26,550	$1,452

Total Convertible Preferred Securities (Cost $1,328)		1,452

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	2,902

Total Preferred Securities (Cost $2,750)		2,902

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 06/28/2013	$8,000	7,972

REPURCHASE AGREEMENTS 2.1%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	58,300	58,300

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $59,090. Repurchase proceeds are $58,301.)

U.S. TREASURY BILLS 0.1%
0.140% due 02/14/2013 - 07/25/2013 (b)(e)(g)(i)	2,197	2,196

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.8%
PIMCO Short-Term Floating NAV Portfolio	10,401,744	104,257

Total Short-Term Instruments (Cost $172,636)		172,725

PURCHASED OPTIONS (k) 0.2%
(Cost $7,135)		6,156

Total Investments 119.9% (Cost $2,990,342)		$3,282,460

Written Options (l) (0.3%) (Premiums $7,770)		(7,845)

Other Assets and Liabilities (Net) (19.6%)		(537,916)

Net Assets 100.0%		$2,736,699

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(e)	Securities with an aggregate market value of $420 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $332,764 at a weighted average interest rate of 0.206%.
(g)	Securities with an aggregate market value of $1,416 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $317,928 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	(0.750%)	09/28/2012	09/28/2014	$3,454	$(3,454)
JPS	0.210%	08/22/2012	10/04/2012	59,000	(59,014)
	0.350%	09/28/2012	10/04/2012	1,207	(1,207)
RDR	0.230%	09/13/2012	10/04/2012	10,233	(10,235)
	0.240%	09/06/2012	10/04/2012	2,943	(2,943)
	0.240%	09/17/2012	10/10/2012	86,830	(86,839)
	0.250%	09/14/2012	10/05/2012	111,263	(111,276)
	0.270%	09/21/2012	10/05/2012	27,098	(27,100)
	0.280%	09/24/2012	10/01/2012	1,293	(1,293)
	0.300%	09/26/2012	10/03/2012	6,552	(6,552)

					$(309,913)

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $27,409 and cash of $11 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	$76,329	$(602)	$(3,627)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	57,700	18	(258)

					$(584)	$(3,885)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$14,553	$115	$42
CDX.IG-18 5-Year Index	1.000%	06/20/2017	787,800	3,661	3,184
CDX.IG-18 10-Year Index	1.000%	06/20/2022	105,000	(2,651)	(818)
CDX.IG-19 5-Year Index	1.000%	12/20/2017	174,700	109	16
CDX.IG-19 10-Year Index	1.000%	12/20/2022	100,000	(3,031)	(140)

				$(1,797)	$2,284

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	41,200	$478	$(142)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	2.931%	$	1,600	$126	$64	$62
AES Corp.	MYC	5.000%	09/20/2016	2.931%		2,000	157	113	44
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.231%		9,400	19	40	(21)
Anheuser-Busch InBev Worldwide, Inc.	BPS	1.000%	09/20/2017	0.811%	EUR	1,800	22	7	15
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.552%		1,500	28	(15)	43
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.552%	$	7,000	102	(41)	143
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.552%	EUR	700	13	(7)	20
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.552%		600	12	(7)	19
ArcelorMittal	GST	1.000%	12/20/2015	4.379%	$	1,100	(110)	(88)	(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	1.000%	03/20/2013	0.375%	$	5,050	$16	$(77)	$93
Berkshire Hathaway Finance Corp.	MYC	1.000%	06/20/2015	0.818%		5,000	26	5	21
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.500%		5,200	79	(26)	105
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.500%		700	11	(4)	15
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.532%		100	2	1	1
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.500%		2,300	35	(21)	56
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.500%		4,900	74	(15)	89
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.504%		2,000	28	14	14
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%	EUR	600	11	(90)	101
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.622%	$	100	1	0	1
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.622%		200	2	0	2
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.660%		300	4	3	1
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.504%		600	75	5	70
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.622%		4,200	56	4	52
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.738%		4,900	43	(41)	84
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		4,000	8	5	3
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		1,100	(4)	(28)	24
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		1,000	3	2	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		8,300	62	(57)	119
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		3,200	27	(20)	47
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		200	(1)	(2)	1
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		10,000	95	(91)	186
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		1,000	3	2	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		100	1	(1)	2
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		7,700	58	(47)	105
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.552%		3,350	35	(30)	65
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		4,600	41	(44)	85
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		2,600	23	(19)	42
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.748%		2,400	20	7	13
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.706%		2,400	22	(8)	30
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.706%		2,400	22	(8)	30
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.748%		1,500	12	5	7
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.634%		3,200	41	44	(3)
Caterpillar, Inc.	CBK	1.000%	09/20/2017	0.901%		10,400	53	(82)	135
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.634%		1,200	15	16	(1)
Caterpillar, Inc.	MYC	1.000%	09/20/2017	0.901%		2,000	10	(12)	22
China Government International Bond	BOA	1.000%	09/20/2017	0.831%		5,000	43	(49)	92
China Government International Bond	BRC	1.000%	12/20/2012	0.183%		2,500	5	(8)	13
China Government International Bond	DUB	1.000%	09/20/2017	0.831%		15,100	129	(133)	262
China Government International Bond	DUB	1.000%	09/20/2022	1.274%		5,700	(136)	(194)	58
Comcast Corp.	DUB	1.000%	12/20/2015	0.467%		1,500	27	(1)	28
Comcast Corp.	RYL	1.000%	12/20/2015	0.467%		14,500	253	0	253
Danone S.A.	DUB	1.000%	03/20/2016	0.502%		1,800	31	29	2
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.308%		2,100	(4)	(65)	61
Denmark Government International Bond	DUB	0.250%	09/20/2016	0.308%		1,100	(3)	(37)	34
Denmark Government International Bond	GST	0.250%	09/20/2016	0.308%		1,400	(3)	(44)	41
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.308%		300	(1)	(9)	8
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.308%		600	(2)	(20)	18
DISH DBS Corp.	DUB	5.000%	09/20/2017	3.171%		1,000	85	84	1
DISH DBS Corp.	GST	5.000%	09/20/2017	3.171%		2,000	169	180	(11)
Dow Chemical Co.	JPM	1.000%	06/20/2017	1.199%		3,000	(26)	(72)	46
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.811%		4,200	36	18	18
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.671%		900	11	10	1
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.918%		400	(38)	(50)	12
El Paso LLC	GST	5.000%	09/20/2014	0.762%		1,100	94	(85)	179
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.616%		1,400	16	(7)	23
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.656%		500	6	(3)	9
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.616%		2,200	26	(12)	38
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.656%		1,800	20	6	14
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.616%		2,400	28	(13)	41
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.616%		2,600	31	(12)	43
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.656%		100	1	0	1
Encana Corp.	FBF	1.000%	03/20/2017	1.316%		3,000	(40)	(115)	75
Entergy Corp.	MYC	1.000%	03/20/2021	2.333%		2,500	(242)	(271)	29
EOG Resources, Inc.	UAG	1.000%	06/20/2017	0.664%		5,000	79	(5)	84
Exelon Corp.	JPM	1.000%	06/20/2016	0.528%		10,000	178	(10)	188
Ford Motor Co.	BOA	5.000%	09/20/2017	2.445%		18,175	2,171	1,443	728
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.961%		10,000	1,411	1,120	291
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.799%		5,000	162	135	27
Forest Oil Corp.	JPM	5.000%	06/20/2017	5.709%		4,700	(127)	(106)	(21)

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.315%	$	2,000	$(30)	$(36)	$6
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		600	1	(13)	14
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		600	1	(12)	13
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		500	1	(10)	11
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.494%		2,000	453	379	74
General Electric Capital Corp.	GST	1.000%	12/20/2015	1.000%		12,800	4	(449)	453
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.766%		2,500	18	(61)	79
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.766%		1,000	7	(22)	29
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.766%		2,000	14	(50)	64
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%		3,300	22	(41)	63
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.766%		2,500	18	(60)	78
Italy Government International Bond	RYL	1.000%	12/20/2015	2.815%		2,200	(122)	(77)	(45)
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		3,700	34	18	16
Japan Government International Bond	BRC	1.000%	09/20/2017	0.814%		2,400	22	12	10
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		200	4	5	(1)
Japan Government International Bond	GST	1.000%	09/20/2017	0.814%		2,800	26	15	11
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		100	2	2	0
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		4,700	83	104	(21)
Japan Government International Bond	MYC	1.000%	09/20/2017	0.814%		1,600	15	8	7
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		1,000	18	23	(5)
Masco Corp.	BPS	5.000%	09/20/2017	2.334%		2,500	314	233	81
Masco Corp.	GST	5.000%	09/20/2017	2.334%		5,000	628	470	158
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	0.343%		4,800	17	(104)	121
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	0.343%		7,950	28	(156)	184
MetLife, Inc.	DUB	1.000%	12/20/2014	1.084%		10,700	(16)	(599)	583
MetLife, Inc.	DUB	5.000%	09/20/2019	2.070%		500	92	61	31
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		3,400	42	(43)	85
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%		2,800	34	(30)	64
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		2,000	4	4	0
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%		4,000	49	(40)	89
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		8,300	13	(116)	129
Mexico Government International Bond	DUB	1.000%	09/20/2022	1.392%		5,000	(173)	(228)	55
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		2,000	4	5	(1)
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		3,600	40	(12)	52
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		3,000	6	7	(1)
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.737%		1,900	19	(1)	20
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		400	1	(4)	5
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		4,900	54	(16)	70
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.927%		6,200	23	(26)	49
MGM Resorts International	GST	5.000%	03/20/2014	1.667%		9,400	474	205	269
MGM Resorts International	MYC	5.000%	03/20/2014	1.667%		10,000	503	150	353
Morgan Stanley	BPS	1.000%	03/20/2013	0.919%		19,000	13	(335)	348
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.852%		1,950	99	(107)	206
NRG Energy, Inc.	CBK	5.000%	06/20/2017	3.852%		500	25	(40)	65
NRG Energy, Inc.	GST	5.000%	03/20/2017	3.652%		5,500	313	(391)	704
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		8,300	421	(643)	1,064
NRG Energy, Inc.	GST	5.000%	03/20/2019	4.394%		900	31	(76)	107
NRG Energy, Inc.	JPM	5.000%	06/20/2017	3.852%		5,000	254	(362)	616
NRG Energy, Inc.	MYC	5.000%	03/20/2017	3.652%		100	5	(7)	12
NRG Energy, Inc.	MYC	5.000%	06/20/2017	3.852%		1,200	61	(69)	130
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.407%		2,000	(63)	(88)	25
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	0.489%		5,700	8	0	8
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.489%		1,600	5	0	5
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.673%		3,500	15	(11)	26
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		5,000	7	(28)	35
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		1,400	(2)	(45)	43
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	1.344%		4,600	(74)	(235)	161
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.494%		1,500	25	(7)	32
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.494%		5,000	83	(4)	87
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.515%		7,200	(123)	(299)	176
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.700%		1,000	10	(7)	17
Republic of Korea	BPS	1.000%	06/20/2017	0.755%		5,900	69	(43)	112
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		6,500	14	(34)	48
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.739%		3,800	31	(7)	38
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.483%		1,300	26	9	17
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%		1,100	2	(15)	17
Russia Government International Bond	DUB	1.000%	03/20/2013	0.345%		3,200	11	4	7
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		500	1	(5)	6
Russia Government International Bond	GST	1.000%	09/20/2017	1.454%		700	(15)	(40)	25
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		2,000	4	(22)	26

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	HUS	1.000%	09/20/2017	1.454%	$	500	$(11)	$(28)	$17
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		1,000	2	(11)	13
Russia Government International Bond	JPM	1.000%	09/20/2017	1.454%		8,400	(181)	(424)	243
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		500	1	(5)	6
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.234%		300	(3)	(16)	13
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.234%		400	(3)	(21)	18
Shell International Finance BV	BRC	1.000%	09/20/2015	0.409%		12,200	218	141	77
Shell International Finance BV	DUB	1.000%	09/20/2015	0.409%		5,200	93	60	33
Shell International Finance BV	FBF	1.000%	12/20/2015	0.433%		2,900	54	49	5
Shell International Finance BV	JPM	1.000%	03/20/2016	0.463%		1,100	21	21	0
Shell International Finance BV	MYC	1.000%	06/20/2016	0.489%		1,200	24	23	1
SLM Corp.	FBF	5.000%	09/20/2017	3.284%		1,500	117	115	2
SLM Corp.	GST	5.000%	09/20/2017	3.284%		2,000	156	153	3
Statoil ASA	BRC	1.000%	06/20/2016	0.499%		3,200	60	62	(2)
Statoil ASA	SOG	1.000%	06/20/2016	0.499%		3,200	60	61	(1)
Teck Resources Ltd.	UAG	1.000%	03/20/2016	1.311%		8,000	(82)	(27)	(55)
Telecom Italia SpA	JPM	1.000%	12/20/2015	2.778%	EUR	2,300	(160)	(154)	(6)
Tesco PLC	HUS	1.000%	03/20/2016	0.701%	$	1,100	12	14	(2)
Time Warner Cable, Inc.	GST	1.000%	12/20/2015	0.767%		6,500	51	(3)	54
Time Warner Cable, Inc.	HUS	1.000%	12/20/2015	0.767%		4,300	34	(6)	40
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.120%	JPY	10,000	(4)	(6)	2
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.382%		60,000	(26)	(60)	34
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.624%		70,000	(11)	(29)	18
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%		132,100	(6)	(306)	300
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		20,000	(3)	(7)	4
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		10,000	(3)	(4)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.382%		40,000	(18)	(28)	10
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	3.120%		30,000	(9)	(25)	16
Total Capital S.A.	CBK	1.000%	09/20/2015	0.348%	$	700	14	10	4
Total Capital S.A.	JPM	1.000%	09/20/2015	0.348%		1,800	36	25	11
Total Capital S.A.	MYC	1.000%	09/20/2015	0.348%		2,500	49	37	12
Total Capital S.A.	MYC	1.000%	12/20/2015	0.369%		10,800	223	183	40
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.394%		3,300	50	8	42
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.394%		1,200	19	6	13
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.992%		2,000	1	(5)	6
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.992%		4,600	3	(28)	31
United Kingdom Gilt	BPS	1.000%	09/20/2017	0.490%		13,000	330	299	31
UPC Holding BV	BRC	5.000%	09/20/2017	4.906%	EUR	5,000	35	(318)	353
UPC Holding BV	DUB	5.000%	06/20/2016	3.924%		3,000	149	(5)	154
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.553%	$	5,000	(131)	(187)	56
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.178%	EUR	700	(5)	(17)	12
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	1.178%		2,100	(16)	(42)	26
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	1.178%		1,100	(8)	(27)	19

							$10,903	$(2,774)	$13,677

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017	EUR	81,600	$1,543	$3,049	$(1,506)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$	1,980	$174	$264	$(90)
CDX.IG-17 5-Year Index	BPS	1.000%	12/20/2016		8,150	69	16	53
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016		6,200	52	12	40
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016		200	1	0	1
CDX.IG-17 5-Year Index	GST	1.000%	12/20/2016		3,750	32	4	28
CDX.IG-17 5-Year Index	JPM	1.000%	12/20/2016		1,400	12	2	10
CDX.IG-17 5-Year Index	RYL	1.000%	12/20/2016		6,900	58	9	49
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017		3,100	15	(31)	46
CDX.IG-18 5-Year Index	DUB	1.000%	06/20/2017		600	3	1	2
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017		8,700	43	41	2
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022		1,700	(40)	(68)	28
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		38,300	32	62	(30)

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	$	13,500	$(308)	$(309)	$1
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		3,500	(80)	(90)	10

						$63	$(87)	$150

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	45,800	$(20)	$(4)	$(16)
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		103,000	73	120	(47)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		53,000	48	37	11
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		175,800	168	174	(6)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		9,900	25	25	0
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		258,100	1,164	1,180	(16)
Pay	1-Year BRL-CDI	9.010%	01/02/2015	BRC		66,000	549	458	91
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		16,700	294	7	287
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	100,000	(64)	0	(64)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		112,000	(42)	0	(42)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		115,000	163	55	108
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UAG	JPY	305,000	(363)	99	(462)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	407,000	545	(134)	679
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		37,000	50	43	7
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		49,000	66	(1)	67
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		628,200	842	(186)	1,028
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		37,100	49	17	32
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	GLM		1,200	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		75,000	(97)	(54)	(43)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		116,000	602	126	476
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		32,000	166	28	138
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		26,000	135	16	119
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		45,000	234	36	198
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		178,000	1,756	374	1,382
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		23,900	236	54	182
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		36,000	355	100	255
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		91,000	521	135	386
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		41,800	232	46	186
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		11,800	66	16	50
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		123,900	687	193	494

							$8,438	$2,959	$5,479

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	149

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	26,600	$2,109	$1,990
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	2,800	166	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		4,500	241	0

								$2,516	$1,990

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	9,000	$765	$684
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		2,800	238	213
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		28,900	2,440	2,197
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		14,100	1,176	1,072

						$4,619	$4,166

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	72,100	$255	$(327)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		72,100	255	(20)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,200	18	(41)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		10,200	9	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,100	9	(10)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,100	11	(6)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,500	37	(47)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		11,500	29	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,500	32	(47)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		11,500	32	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,500	218	(729)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,500	348	(10)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		16,400	39	(40)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		16,400	39	(22)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		90,500	1,071	(3,568)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		90,500	1,709	(50)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		111,600	2,098	(1,912)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,100	9	(10)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,100	11	(5)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		22,300	16	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,100	9	(10)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,100	11	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		17,300	52	(70)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		17,300	52	(6)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		11,000	155	(434)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		11,000	183	(6)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		65,900	72	(267)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		65,900	112	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,200	18	(41)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		10,200	10	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,100	9	(10)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,100	11	(5)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	12,000	180	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		19,100	258	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	12,500	11	(36)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		12,500	51	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		9,400	9	(27)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		9,400	39	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		15,000	26	(43)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		15,000	44	0

								$7,557	$(7,812)

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	10,900	$94	$(15)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		7,000	90	(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		3,000	29	(7)

							$213	$(33)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2012	652	$917,500	EUR 31,100	$6,388
Sales	627	638,100	0	4,328
Closing Buys	(1,279)	(386,300)	0	(2,553)
Expirations	0	0	0	0
Exercised	0	(237,700)	0	(393)

Balance at 09/30/2012	0	$931,600	EUR 31,100	$7,770

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	52,979	$	54,630	RBC	$0	$(286)	$(286)
10/2012	BRL	32,285		15,911	UAG	0	(15)	(15)
10/2012	CNY	139,651		22,203	BRC	13	0	13
10/2012		62,077		9,877	DUB	13	0	13
10/2012	EUR	31,243		40,736	BPS	587	0	587
10/2012		35,532		44,511	BRC	0	(1,150)	(1,150)
10/2012		598		765	CBK	0	(4)	(4)
10/2012		78,647		101,751	RYL	685	0	685
10/2012	GBP	591		961	CBK	6	0	6
10/2012		4,775		7,690	DUB	0	(20)	(20)
10/2012		5,916		9,356	GLM	0	(197)	(197)
10/2012	INR	10,129		174	HUS	0	(18)	(18)
10/2012	$	8,545	BRL	17,416	DUB	46	0	46
10/2012		7,250		14,869	UAG	85	0	85
10/2012		9,775	CNY	62,077	DUB	89	0	89
10/2012		4,511		28,605	HUS	34	0	34
10/2012		17,473		111,047	UAG	173	0	173
10/2012		51,026	EUR	39,709	BOA	2	0	2
10/2012		43,574		33,857	BPS	0	(66)	(66)
10/2012		46,707		36,045	CBK	0	(387)	(387)
10/2012		46,989		36,409	JPM	0	(202)	(202)
10/2012		18,268	GBP	11,282	HUS	0	(50)	(50)
10/2012		179	INR	10,129	DUB	13	0	13
10/2012		5,404	PHP	236,430	CBK	254	0	254
10/2012		5,666	SGD	7,117	JPM	134	0	134
10/2012		5,655		7,117	RYL	144	0	144
11/2012	EUR	39,709	$	51,043	BOA	0	(1)	(1)
11/2012		33,473		43,093	BPS	65	0	65
11/2012		575		740	BRC	0	0	0
11/2012		36,045		46,721	CBK	387	0	387
11/2012		951		1,223	GLM	1	0	1
11/2012		37,391		48,273	JPM	209	0	209
11/2012	GBP	11,282		18,266	HUS	49	0	49
11/2012		3,509		5,697	JPM	31	0	31
11/2012		3,362		5,432	RYL	4	0	4
11/2012		997		1,617	UAG	7	0	7
11/2012	$	6,507	NOK	38,209	DUB	150	0	150
12/2012	BRL	14,869	$	7,184	UAG	0	(95)	(95)
12/2012	JPY	140,834		1,797	BRC	0	(8)	(8)
12/2012	$	26,950	BRL	55,101	UAG	60	(35)	25
12/2012		6,781	CAD	6,615	DUB	0	(64)	(64)
12/2012		4,703	KRW	5,354,281	JPM	88	0	88
12/2012		54	MXN	736	CBK	3	0	3
12/2012		62		819	DUB	2	0	2
12/2012		4,425		59,923	HUS	202	0	202
12/2012		16		221	JPM	1	0	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	151

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	2,195	MXN	29,430	MSC	$77	$0	$77
02/2013	CNY	9,044	$	1,438	BRC	15	0	15
02/2013		50,025		7,838	DUB	0	(32)	(32)
02/2013		28,605		4,498	HUS	0	(3)	(3)
02/2013		109,572		17,197	JPM	0	(43)	(43)
02/2013	$	15,342	CNY	95,703	DUB	0	(284)	(284)
02/2013		660		4,214	JPM	3	0	3
02/2013		6,040		38,073	UAG	0	(50)	(50)
08/2013	CNY	4,000	$	622	DUB	0	(4)	(4)
08/2013	$	639	CNY	4,000	DUB	0	(13)	(13)
08/2013		7,541		47,000	GST	0	(194)	(194)
08/2013		1,941		12,255	UAG	0	(25)	(25)
04/2016	CNY	4,214	$	622	JPM	0	(6)	(6)
04/2016	$	710	CNY	4,214	JPM	0	(82)	(82)

						$3,632	$(3,334)	$298

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$45,363	$0	$45,363
Corporate Bonds & Notes
Banking & Finance	0	600,075	3,744	603,819
Industrials	7,474	954,066	37,150	998,690
Utilities	0	316,711	0	316,711
Municipal Bonds & Notes
California	0	120,490	0	120,490
District of Columbia	0	6,017	0	6,017
Florida	0	4,763	0	4,763
Illinois	0	2,411	0	2,411
Indiana	0	3,569	0	3,569
Iowa	0	3,809	0	3,809
New Jersey	0	4,469	0	4,469
New York	0	43,968	0	43,968
North Carolina	0	2,683	0	2,683
Ohio	0	11,651	0	11,651
Pennsylvania	0	19,080	0	19,080
Tennessee	0	7,212	0	7,212
Texas	0	35,049	0	35,049
U.S. Treasury Obligations	0	594,809	0	594,809
Mortgage-Backed Securities	0	50,857	0	50,857
Asset-Backed Securities	0	26,124	7,137	33,261
Sovereign Issues	0	190,544	0	190,544
Convertible Preferred Securities
Utilities	1,452	0	0	1,452

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Preferred Securities
Banking & Finance	$2,902	$0	$0	$2,902
Short-Term Instruments
Certificates of Deposit	0	7,972	0	7,972
Repurchase Agreements	0	58,300	0	58,300
U.S. Treasury Bills	0	2,196	0	2,196
PIMCO Short-Term Floating NAV Portfolio	104,257	0	0	104,257
Purchased Options
Interest Rate Contracts	0	1,990	4,166	6,156
	$116,085	$3,114,178	$52,197	$3,282,460

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	17,410	0	17,410
Foreign Exchange Contracts	0	3,632	0	3,632
Interest Rate Contracts	0	6,174	0	6,174
	$0	$27,216	$0	$27,216

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(6,687)	0	(6,687)
Foreign Exchange Contracts	0	(3,334)	0	(3,334)
Interest Rate Contracts	0	(8,652)	(33)	(8,685)
	$0	$(18,673)	$(33)	$(18,706)

Totals	$116,085	$3,122,721	$52,164	$3,290,970

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$3,681	$0	$(1)	$0	$64	$0	$0	$3,744	$64
Industrials	39,270	1,416	(3,829)	(28)	(43)	364	0	0	37,150	502
Asset-Backed Securities	6,691	0	0	12	0	434	0	0	7,137	434
Purchased Options
Interest Rate Contracts	0	4,619	0	0	0	(453)	0	0	4,166	(452)

	$45,961	$9,716	$(3,829)	$(17)	$(43)	$409	$0	$0	$52,197	$548

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(38)	$0	$0	$0	$0	$5	$0	$0	$(33)	$5

Totals	$45,923	$9,716	$(3,829)	$(17)	$(43)	$414	$0	$0	$52,164	$553

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,744	Third Party Vendor	Broker Quote	104.00
Industrials	37,150	Third Party Vendor	Broker Quote	102.00-115.25
Asset-Backed Securities	7,137	Benchmark Pricing	Base Price	97.77
Purchased Options
Interest Rate Contracts	4,166	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(33)	Indicative Market Quotations	Broker Quote	0.14-0.23

Total	$52,164

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$78	$0	$0	$0	$78
Investments, at value (purchased options)	0	0	0	0	6,156	6,156
Unrealized appreciation on foreign currency contracts	0	0	0	3,632	0	3,632
Unrealized appreciation on OTC swap agreements	0	14,166	0	0	6,176	20,342

	$0	$14,244	$0	$3,632	$12,332	$30,208

Liabilities:
Written options outstanding	$0	$0	$0	$0	$7,845	$7,845
Variation margin payable on financial derivative instruments (2)	0	854	0	0	83	937
Unrealized depreciation on foreign currency contracts	0	0	0	3,334	0	3,334
Unrealized depreciation on OTC swap agreements	0	1,845	0	0	697	2,542

	$0	$2,699	$0	$3,334	$8,625	$14,658

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	153

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$169	$(1,088)	$(919)
Net realized gain on futures contracts	0	0	0	0	1,331	1,331
Net realized gain on written options	0	0	0	0	2,132	2,132
Net realized gain on swaps	0	11,257	0	0	18,019	29,276
Net realized gain on foreign currency transactions	0	0	0	5,104	0	5,104

	$0	$11,257	$0	$5,273	$20,394	$36,924

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$170	$(519)	$(349)
Net change in unrealized appreciation on futures contracts	0	0	0	0	1,369	1,369
Net change in unrealized (depreciation) on written options	0	0	0	0	(1,808)	(1,808)
Net change in unrealized appreciation (depreciation) on swaps	0	4,407	0	0	(8,120)	(3,713)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(369)	0	(369)

	$0	$4,407	$0	$(199)	$(9,078)	$(4,870)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,743) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Expenses (1)
BOA	$2,294	$(2,220)	$74
BPS	1,464	(1,390)	74
BRC	1,103	(1,300)	(197)
CBK	(430)	462	32
DUB	(519)	465	(54)
FBF	137	(90)	47
GLM	423	(370)	53
GST	2,227	(2,470)	(243)
HUS	4,076	(4,210)	(134)
JPM	584	(680)	(96)
MSC	77	0	77
MYC	5,864	(5,640)	224
RBC	(286)	489	203
RYL	1,873	(1,740)	133
SOG	60	0	60
UAG	609	(320)	289

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 96.2%
ACCO Brands Corp.
4.250% due 05/01/2019		$2,985	$3,010
Acosta, Inc.
5.000% due 09/25/2017		2,500	2,516
5.750% due 03/01/2018		3,441	3,463
ADS Waste Holdings, Inc.
5.250% due 09/25/2019		15,000	15,125
AES Corp.
4.250% due 05/27/2018		5,932	5,973
Alliance Boots Holdings Ltd. LLC
3.085% due 07/05/2015	EUR	2,000	2,486
Alliance Data Systems Corp.
3.250% due 05/24/2017		$16,065	15,422
Allison Transmission, Inc.
2.720% due 08/07/2014		3,092	3,103
4.250% due 08/23/2019		9,468	9,512
Alpha D2 Limited
5.750% due 04/27/2017		6,965	7,043
AMC Entertainment, Inc.
4.750% due 02/22/2018		1,228	1,238
AMC Networks, Inc.
4.000% due 12/31/2018		3,967	3,971
Ameristar Casinos, Inc.
4.000% due 04/14/2018		4,922	4,955
AOT Bedding Super Holdings LLC
5.000% due 08/29/2019		11,015	10,986
Aptalis Pharma, Inc.
5.500% due 04/18/2017		4,478	4,491
ARAMARK Corp.
1.971% - 2.237% due 01/26/2014		1,380	1,381
3.464% - 3.466% due 07/26/2016		1,500	1,502
Arch Coal, Inc.
5.750% due 05/16/2018		9,976	10,070
Ashland, Inc.
3.750% due 08/23/2018		5,494	5,541
Asurion LLC
4.750% due 07/10/2017		2,000	2,012
5.500% due 05/24/2018		10,370	10,440
Atlantic Broadband LLC
5.250% due 04/04/2019		4,988	5,020
August LuxUK Holding Co. Sarl
6.250% due 04/27/2018		3,391	3,438
August U.S. Holding Co., Inc.
6.250% due 04/27/2018		2,609	2,645
Avaya, Inc.
3.177% due 10/24/2014		7,839	7,615
Avis Budget Car Rental LLC
4.250% due 08/09/2019		658	667
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		6,950	7,028
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		1,970	1,970
Bass Pro Group LLC
5.250% due 06/13/2017		2,985	3,026
Bausch & Lomb, Inc.
4.750% due 11/18/2015		5,000	5,056
5.250% due 05/17/2019		7,007	7,093
BBHI Acquisition LLC
4.500% due 12/14/2017		2,871	2,889
Berry Plastics Corp.
2.216% due 04/03/2015		6,997	6,969
Biomet, Inc.
3.216% - 3.369% due 03/25/2015		12,754	12,775
4.750% due 07/25/2017		1,589	1,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BJ’s Wholesale Club, Inc.
5.750% due 09/06/2019	$14,475	$14,555
9.750% due 03/06/2020	4,000	4,029
BNY ConvergEx Group LLC
5.250% due 12/16/2016	1,816	1,756
Booz Allen Hamilton, Inc.
4.500% due 07/31/2019	5,000	5,035
Boyd Gaming Corp.
6.000% due 12/17/2015	2,118	2,147
Brickman Group Holdings, Inc.
5.500% due 10/16/2016	3,050	3,080
Burger King Corp.
4.000% due 09/28/2019	3,000	3,009
Caesars Entertainment Operating Co., Inc.
5.467% due 01/28/2018	1,131	1,031
9.500% due 10/31/2016	492	508
Calpine Corp.
4.500% due 04/01/2018	5,916	5,940
4.500% due 09/27/2019	3,350	3,333
Cannery Casino Resorts LLC
6.000% due 10/01/2018	8,950	8,976
Capsugel Holdings U.S., Inc.
4.750% due 08/01/2018	2,637	2,655
Cardinal Health, Inc.
4.216% due 09/15/2016	990	993
Catalent Pharma Solutions
5.250% due 09/15/2017	3,980	4,020
CB Richard Ellis Services, Inc.
3.721% due 09/04/2019	5,970	5,980
CCM Merger, Inc.
6.000% due 03/01/2017	5,508	5,563
CCO Holdings LLC
2.716% due 09/06/2014	2,000	2,001
Celanese U.S. Holdings LLC
3.211% due 10/31/2016	1,949	1,964
Cellular South, Inc.
4.500% - 5.750% due 07/27/2017	2,970	2,996
Cengage Learning, Inc.
2.470% due 07/03/2014	1,500	1,430
Charter Communications, Inc.
3.470% due 09/06/2016	1,913	1,919
4.000% due 05/15/2019	4,975	5,008
Chrysler Group LLC
6.000% due 05/24/2017	2,967	3,032
Clear Channel Communications, Inc.
3.616% due 07/30/2014	10,552	9,959
3.882% due 01/29/2016	4,000	3,280
CNO Financial Group, Inc.
3.500% due 09/28/2016	2,500	2,519
3.500% due 09/28/2018	10,450	10,528
Cogeco Cable, Inc.
4.750% due 09/10/2019	8,975	9,065
Colfax Corp.
4.500% due 01/13/2019	12,932	13,033
Commscope, Inc.
4.250% due 01/14/2018	13,411	13,499
Community Health Systems, Inc.
2.716% - 4.750% due 10/25/2016	8,542	8,512
Consolidated Container Co. LLC
6.250% due 07/03/2019	2,384	2,412
Convatec, Inc.
5.000% due 12/22/2016	6,000	6,030
Covanta Energy Corp.
4.000% due 03/28/2019	1,493	1,500
CPG International, Inc
5.500% due 09/21/2019	7,500	7,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle Operating Co.
4.000% due 01/31/2019	$7,430	$7,467
CSC Holdings LLC
1.966% due 03/29/2016	10,927	10,944
DaVita, Inc.
4.000% due 08/24/2019	9,750	9,787
4.500% due 10/20/2016	2,486	2,503
Dealer Computer Services, Inc.
3.750% due 04/21/2018	2,460	2,473
Dean Foods Co.
1.595% due 04/02/2014	1,988	1,982
Del Monte Foods Co.
4.500% due 02/16/2018	12,180	12,185
Delos Aircraft, Inc.
4.750% due 04/12/2016	6,700	6,775
Delphi Corp.
3.500% due 03/31/2017	5,229	5,255
DineEquity, Inc.
4.250% - 5.250% due 10/19/2017	2,316	2,335
DJO Finance LLC
6.250% due 09/15/2017	5,970	6,000
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	2,411	2,423
Dollar General Corp.
2.966% due 07/07/2014	2,450	2,464
Dunkin’ Brands, Inc.
4.000% - 5.250% due 11/23/2017	10,367	10,371
Emergency Medical Services Corp.
5.250% due 05/25/2018	11,816	11,893
Endo Pharmaceuticals Holdings, Inc.
2.250% due 06/17/2016	2,858	2,857
4.000% due 06/17/2018	3,078	3,092
Essar Steel Algoma, Inc.
8.500% due 09/20/2014	4,475	4,520
Everest Acquisition LLC
5.000% due 05/24/2018	8,000	8,085
Express Scripts, Inc.
2.750% due 08/29/2016	10,000	9,992
Federal Mogul Corp.
2.158% - 2.168% due 12/27/2014	6,528	6,383
2.158% - 2.168% due 12/27/2015	2,822	2,759
Fenwal, Inc.
2.672% due 02/28/2014	11,680	11,654
Ferrara Candy Co.
7.500% - 8.500% due 06/18/2018	6,983	7,074
First Data Corp.
2.967% due 09/24/2014	4,594	4,573
4.217% due 03/24/2018	2,000	1,915
6.000% due 09/27/2018	8,000	7,873
Flextronics International Ltd.
2.466% due 10/01/2014	5,148	5,140
Fox Acquisition Sub. LLC
5.500% due 07/31/2017	12,000	12,120
Fram Group Holdings, Inc.
6.500% due 07/29/2017	1,089	1,089
Freedom Group, Inc.
5.500% - 6.500% due 04/19/2019	9,450	9,523
Freescale Acquisition Corp.
4.481% due 12/01/2016	9,388	9,195
6.000% due 02/28/2019	498	499
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	4,457	4,476
General Nutrition Centers, Inc.
5.250% due 03/02/2018	6,996	7,008
Genpact International LLC
4.250% due 08/30/2019	5,000	5,022

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	155

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Georgia Gulf Corp.
4.000% due 12/30/2013		$3,000	$2,977
Getty Images, Inc.
3.966% due 11/04/2015		4,387	4,396
8.250% due 02/10/2013		1,000	992
GFA Brands, Inc.
7.000% due 07/02/2018		3,950	3,998
Goodyear Engineered Products
3.500% due 07/31/2014		8,725	8,634
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		5,000	5,052
Gray Television, Inc.
3.740% due 12/31/2014		9,536	9,530
Greeneden U.S. Holdings LLC
6.750% due 01/31/2019		2,494	2,523
Grifols, Inc.
4.500% due 06/01/2017		3,010	3,040
Gymboree Corp.
5.000% due 02/23/2018		5,216	5,102
Harrah’s Operating Co., Inc.
3.217% - 3.244% due 01/28/2015		10,467	10,194
HCA, Inc.
3.466% due 05/01/2018		19,400	19,461
3.612% due 03/31/2017		2,323	2,331
HD Supply, Inc.
7.250% due 10/12/2017		7,500	7,755
Health Management Associates, Inc.
2.940% due 11/18/2016		7,936	7,924
4.500% due 11/18/2018		6,412	6,469
Hertz Corp.
3.750% due 03/11/2018		3,568	3,565
6.375% due 02/26/2013		4,000	3,980
Hologic, Inc.
4.500% due 08/01/2019		7,000	7,091
Homeward Residential Holdings, Inc.
8.250% due 08/08/2017		4,975	5,053
Huntsman International LLC
2.545% due 06/30/2016		2,449	2,445
2.795% due 04/19/2017		1,239	1,237
IASIS Healthcare LLC
5.000% due 05/03/2018		7,905	7,940
IMG Worldwide, Inc.
5.500% due 06/16/2016		2,963	2,977
Ineos U.S. Finance LLC
5.500% due 04/27/2015		1,990	2,023
6.500% due 04/27/2018		3,226	3,264
InfoUSA, Inc.
5.250% due 04/05/2018		3,000	3,016
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018		14,934	15,009
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		5,930	5,960
Interactive Data Corp.
4.500% due 02/11/2018		3,970	3,997
ISS Holdings A/S
3.748% due 12/31/2013	EUR	997	1,275
J. Crew Group, Inc.
4.750% due 03/07/2018		$3,980	3,986
JBS USA Holdings, Inc.
4.250% due 05/25/2018		2,970	2,963
JMC Steel Group
4.750% due 04/01/2017		3,143	3,164
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	5,600	7,236
4.250% due 02/01/2019		$1,988	1,993
KAR Auction Services, Inc.
5.000% due 05/18/2017		1,479	1,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinetic Concepts, Inc.
6.500% due 11/04/2016		$1,486	$1,498
7.000% due 05/04/2018		4,231	4,297
Kion Group GmbH
2.117% due 12/23/2014	EUR	518	649
2.617% due 12/23/2015		487	613
Kronos, Inc.
6.250% due 12/28/2017		$1,489	1,511
Las Vegas Sands LLC
1.720% due 05/23/2014		3,313	3,315
2.720% due 11/23/2016		6,491	6,474
3.500% due 11/23/2015		572	571
Lawson Software, Inc.
5.750% due 10/05/2016		3,369	3,412
6.250% due 04/05/2018		998	1,009
Level 3 Financing, Inc.
4.750% due 02/01/2016		1,400	1,412
5.250% due 08/01/2019		1,200	1,207
LIN Television Corp.
5.000% due 12/21/2018		968	980
Live Nation Entertainment, Inc.
4.500% due 11/06/2016		2,931	2,943
LPL Holdings, Inc.
4.000% due 03/26/2019		2,985	2,998
Manitowoc Co., Inc.
3.250% due 05/13/2016		3,894	3,884
4.250% due 11/13/2017		789	795
MCC Georgia LLC
4.500% due 10/23/2017		985	980
Mediacom LLC
4.500% due 10/23/2017		2,955	2,923
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,846	4,860
Michael Foods Group, Inc.
4.250% due 02/25/2018		3,266	3,291
Michaels Stores, Inc.
2.688% due 10/31/2013		554	557
4.938% due 07/31/2016		3,000	3,029
Moelnlycke Health Care AB
2.117% due 03/30/2015	EUR	1,346	1,723
2.367% due 03/30/2016		577	743
Momentive Performance Materials, Inc.
3.750% due 05/05/2015		$867	840
Multiplan, Inc.
4.750% due 08/18/2017		8,549	8,590
NBTY, Inc.
4.250% due 10/01/2017		3,582	3,601
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	4,029
Neustar, Inc.
5.000% due 11/08/2018		1,188	1,200
Nielsen Finance LLC
2.228% due 08/09/2013		302	302
2.478% due 02/02/2017		5,000	4,953
3.478% due 05/01/2016		4,441	4,465
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019		5,473	5,543
Novelis, Inc.
4.000% due 03/10/2017		8,891	8,920
NRG Energy, Inc.
4.000% due 07/01/2018		4,538	4,568
Nuveen Investments, Inc.
5.862% - 7.250% due 05/13/2017		14,924	14,929
NXP BV
5.250% due 04/03/2019		4,975	5,041
5.500% due 03/04/2017		2,923	2,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oberthur Technologies S.A.
6.252% due 08/03/2018		$4,000	$3,955
OSI Restaurant Partners LLC
2.500% due 06/14/2014		13,601	13,559
2.563% due 06/14/2013		1,352	1,348
Oxbow Carbon & Minerals LLC
3.716% due 05/08/2016		2,063	2,072
Par Pharmaceutical Co.
5.000% due 10/01/2019		15,000	14,991
Party City Holdings, Inc.
5.750% due 07/27/2019		4,750	4,816
Penn National Gaming, Inc.
3.750% due 07/14/2018		1,859	1,869
Petco Animal Supplies, Inc.
4.500% due 11/24/2017		7,475	7,523
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		3,077	3,109
Pilot Travel Centers LLC
4.250% due 08/07/2019		3,500	3,522
Pinafore LLC
4.250% due 09/29/2016		14,684	14,791
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019		1,990	2,004
Pinnacle Foods Finance LLC
2.731% due 04/02/2014		445	446
3.731% due 10/02/2016		1,956	1,960
4.750% due 10/17/2018		5,479	5,497
Polyone Corp.
5.000% due 12/20/2017		1,987	2,005
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019		3,415	3,455
ProSiebenSat.1 Media AG
2.185% due 07/03/2015	EUR	1,083	1,363
Quintiles Transnational Corp.
5.000% due 06/08/2018		$7,910	7,967
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018		5,000	5,044
Residential Cap LLC
5.000% due 11/18/2013		7,000	7,039
Rexnord LLC
5.000% due 04/01/2018		6,955	6,996
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018		14,950	15,029
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,015
Rite Aid Corp.
2.750% due 06/04/2014		1,607	1,597
4.500% due 03/03/2018		1,496	1,494
Rockwood Holdings, Inc.
3.500% due 02/10/2018		2,925	2,942
Rovi Corp.
4.000% due 03/29/2019		4,975	4,813
RPI Finance Trust
4.000% due 05/10/2018		5,733	5,755
4.000% due 11/09/2018		3,982	4,013
Samson Investment Co.
6.000% due 09/24/2018		11,960	12,052
SBA Senior Finance LLC
3.750% due 06/30/2018		2,953	2,959
3.750% due 09/28/2019		5,000	5,028
Schaeffler AG
6.000% due 01/27/2017		2,750	2,777
Sealed Air Corp.
4.750% due 10/03/2018		2,940	2,963
Sensata Technologies BV
4.000% due 05/12/2018		3,953	3,979

156	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017		$2,871	$2,882
ServiceMaster Co.
2.720% - 2.730% due 07/24/2014		12,267	12,271
Sheridan Holdings, Inc.
6.000% due 06/29/2018		998	1,008
SIX3 Systems, Inc.
3.500% due 09/11/2019		6,000	5,940
Sophia LP
6.250% due 07/19/2018		1,472	1,493
Spirit Aerosystems, Inc.
3.750% due 04/18/2019		5,985	6,024
Springleaf Financial Funding Co.
5.500% due 05/10/2017		16,250	15,941
SRA International, Inc.
6.500% due 07/20/2018		1,226	1,218
SS&C Technologies, Inc.
5.500% due 03/14/2019		1,500	1,517
Station Casinos, Inc.
5.500% due 09/07/2019		9,500	9,538
Strylon SARL Corp.
8.000% due 08/02/2017		3,500	3,365
SunCoke Energy, Inc.
4.000% due 07/26/2018		1,183	1,189
SunGard Data Systems, Inc.
1.966% - 3.716% due 02/28/2014		6,357	6,368
3.841% - 4.064% due 02/28/2016		4,428	4,445
SW Acquisitions Co., Inc.
4.000% due 08/16/2017		3,754	3,773
Symphonyiri Group, Inc.
5.000% - 6.000% due 12/01/2017		3,119	3,118
Syniverse Technologies, Inc.
5.000% due 04/23/2019		7,980	8,010
Taminco Global Chemical Corp.
5.250% due 02/15/2019		4,975	5,037
Telesat LLC
4.250% due 03/28/2019		4,988	5,006
Terex Corp.
5.500% due 04/28/2017		1,337	1,343
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018		5,968	5,871
Transdigm, Inc.
4.000% due 02/14/2017		6,788	6,841
TransUnion LLC
5.500% due 02/10/2018		2,413	2,439
Tronox Pigments B.V.
1.000% - 5.500% due 02/08/2018		5,436	5,491
Tube City IMS Corp.
5.750% - 6.750% due 03/20/2019		6,470	6,547
TW Telecom, Inc.
3.470% due 12/30/2016		2,000	2,009
U.S. Airways Group, Inc.
2.716% due 03/23/2014		5,500	5,401
U.S. Foodservice, Inc.
5.750% due 06/06/2017		4,500	4,444
U.S. Renal Care, Inc.
6.250% - 7.250% due 07/03/2019		998	1,012
United Biscuits Ltd.
2.772% due 12/15/2014	GBP	2,000	3,194
United Surgical Partners International, Inc.
5.250% due 04/19/2017		$5,956	5,985
6.000% due 04/03/2019		1,067	1,077
Univar, Inc.
5.000% due 06/30/2017		9,876	9,854
Universal Health Services, Inc.
3.750% due 11/15/2016		1,749	1,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Univision Communications, Inc.
2.216% due 09/29/2014		$2,620	$2,616
4.466% due 03/31/2017		10,444	10,364
UPC Broadband Holding BV
3.715% due 12/31/2016		4,000	3,983
4.123% due 12/31/2017	EUR	1,000	1,278
US Foods, Inc.
2.720% due 07/03/2014		$10,231	10,140
Valeant Pharmaceuticals International, Inc.
4.250% - 4.750% due 02/13/2019		14,957	15,015
4.250% due 10/02/2019		8,000	8,013
Verifone Systems, Inc.
4.250% due 12/28/2018		839	842
Vertafore, Inc.
5.250% due 07/29/2016		987	992
Visant Corp.
5.250% due 12/22/2016		4,500	4,358
Vodafone Americas Finance
6.250% due 07/24/2016		3,016	3,122
VWR Funding, Inc.
2.716% due 06/29/2014		727	727
4.466% due 04/03/2017		1,195	1,202
Walter Energy, Inc.
4.000% due 04/01/2018		2,660	2,654
Warner Chilcott Co. LLC
3.216% due 08/21/2017		2,333	2,332
4.250% due 03/15/2018		16,757	16,804
WaveDivision Holdings LLC
5.500% due 08/15/2019		5,000	5,044
Weather Channel, Inc.
4.250% due 02/11/2017		9,828	9,904
Weight Watchers International, Inc.
2.625% due 03/15/2017		988	967
4.000% due 03/15/2019		4,713	4,719
Wendys International, Inc.
4.750% due 05/15/2019		5,000	5,051
West Corp.
5.750% due 06/30/2018		8,928	9,022
Wireco WorldGroup, Inc.
6.000% due 02/15/2017		1,000	1,011
Wolverine Healthcare Analytics, Inc.
6.750% due 05/23/2019		6,933	6,993
Yankee Candle, Co.
5.250% due 04/02/2019		3,980	4,024

Total Bank Loan Obligations (Cost $1,368,598)			1,380,563

CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 0.5%
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,090
CIT Group, Inc.
4.250% due 08/15/2017		1,000	1,043
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,020
Hub International Ltd.
8.125% due 10/15/2018		500	509
Ineos Finance PLC
7.500% due 05/01/2020		500	510
International Lease Finance Corp.
5.750% due 05/15/2016		625	666
Nationstar Mortgage LLC
7.875% due 10/01/2020		300	307
WaveDivision Escrow LLC
8.125% due 09/01/2020		300	310

			6,455

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 5.2%
Actuant Corp.
5.625% due 06/15/2022		$2,000	$2,085
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		500	485
Ameristar Casinos, Inc.
7.500% due 04/15/2021		250	270
Anixter, Inc.
5.625% due 05/01/2019		125	131
Ashland, Inc.
4.750% due 08/15/2022		2,000	2,055
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,085
Belden, Inc.
5.500% due 09/01/2022		500	514
Biomet, Inc.
6.500% due 08/01/2020		1,000	1,039
6.500% due 10/01/2020 (a)		875	862
Carlson Wagonlit BV
6.875% due 06/15/2019		400	422
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	254
CCO Holdings LLC
5.250% due 09/30/2022		2,500	2,525
Clean Harbors, Inc.
5.250% due 08/01/2020		250	259
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		2,000	2,165
Community Health Systems, Inc.
5.125% due 08/15/2018		500	520
Constellation Brands, Inc.
4.625% due 03/01/2023		400	410
6.000% due 05/01/2022		500	571
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,635
CSC Holdings LLC
6.750% due 11/15/2021		350	388
DISH DBS Corp.
5.875% due 07/15/2022		2,500	2,575
DJO Finance LLC
9.875% due 04/15/2018 (a)		200	199
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,000	2,075
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	250	264
HCA, Inc.
6.500% due 02/15/2020		$750	836
HD Supply, Inc.
11.000% due 04/15/2020		500	556
Hologic, Inc.
6.250% due 08/01/2020		250	266
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	104
Intergen NV
9.000% due 06/30/2017		1,500	1,451
Lamar Media Corp.
5.875% due 02/01/2022		200	214
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	542
Lawson Software, Inc.
9.375% due 04/01/2019		125	139
Lender Processing Services, Inc.
5.750% due 04/15/2023 (a)		1,000	1,000
Libbey Glass, Inc.
6.875% due 05/15/2020		1,000	1,080
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		200	209

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	157

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LyondellBasell Industries NV
5.000% due 04/15/2019	$2,000	$2,135
Mead Products LLC
6.750% due 04/30/2020	375	393
MGM Resorts International
6.750% due 10/01/2020	3,500	3,509
NCR Corp.
5.000% due 07/15/2022	350	355
Nielsen Finance LLC
4.500% due 10/01/2020 (a)	500	499
Peabody Energy Corp.
6.000% due 11/15/2018	475	477
Regency Energy Partners LP
5.500% due 04/15/2023 (a)	600	608
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,006
7.875% due 08/15/2019	725	787
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020	2,500	2,547
Ryland Group, Inc.
5.375% due 10/01/2022	200	201
Sally Holdings LLC
5.750% due 06/01/2022	1,000	1,070
6.875% due 11/15/2019	250	279
SandRidge Energy, Inc.
7.500% due 02/15/2023	500	516
8.125% due 10/15/2022	3,000	3,199
Schaeffler Finance BV
7.750% due 02/15/2017	2,000	2,220
8.500% due 02/15/2019	225	253
Scientific Games International, Inc.
6.250% due 09/01/2020	2,500	2,516
Sealed Air Corp.
8.125% due 09/15/2019	525	587
Sirius XM Radio, Inc.
5.250% due 08/15/2022	3,000	3,000
Sky Growth Acquisition Corp.
7.375% due 10/15/2020	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Smithfield Foods, Inc.
6.625% due 08/15/2022	$250	$260
Steel Dynamics, Inc.
6.125% due 08/15/2019	100	105
6.375% due 08/15/2022	100	104
Terex Corp.
8.000% due 11/15/2017	1,000	1,040
Tesoro Logistics LP
5.875% due 10/01/2020	250	257
Townsquare Radio LLC
9.000% due 04/01/2019	500	540
Truven Health Analytics, Inc.
10.625% due 06/01/2020	1,000	1,075
Univision Communications, Inc.
6.750% due 09/15/2022	6,000	6,030
Viasystems, Inc.
7.875% due 05/01/2019	2,000	2,000
Videotron Ltee
5.000% due 07/15/2022	2,000	2,100
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,034

		75,089

UTILITIES 0.1%
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	400	398
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	150	156
Time Warner Telecom Holdings, Inc.
5.375% due 10/01/2022 (a)	250	256

		810

Total Corporate Bonds & Notes (Cost $80,110)		82,354

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	$2,314	$2,317

Total Mortgage-Backed Securities (Cost $2,273)		2,317

SHORT-TERM INSTRUMENTS 24.4%

REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.220% due 10/01/2012	400	400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $409. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	9,411	9,411
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $9,602. Repurchase proceeds are $9,411.)

		9,811

U.S. TREASURY BILLS 0.0%
0.125% due 03/07/2013 (c)	260	260

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.7%
PIMCO Short-Term Floating NAV Portfolio	33,982,312	340,605

Total Short-Term Instruments (Cost $350,657)		350,676

Total Investments 126.6% (Cost $1,801,638)		$1,815,910

Other Assets and Liabilities (Net) (26.6%)		(381,315)

Net Assets 100.0%		$1,434,595

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $260 have been pledged as collateral as of September 30, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $2,944 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$	36,135	$285	$407
CDX.HY-19 5-Year Index	5.000%	12/20/2017		12,600	(4)	75

					$281	$482

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

158	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(e)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	991	$	1,238	CBK	$0	$(36)	$(36)
10/2012		990		1,215	HUS	0	(58)	(58)
10/2012		977		1,203	JPM	0	(52)	(52)
10/2012		990		1,221	RBC	0	(52)	(52)
10/2012		904		1,122	RYL	0	(40)	(40)
10/2012		7,113		8,764	UAG	0	(378)	(378)
10/2012	$	1,225	EUR	992	JPM	50	0	50
10/2012		1,225		999	RBC	59	0	59
10/2012		2,157		1,752	UAG	95	0	95
12/2012	CAD	251	$	257	UAG	2	0	2
12/2012	GBP	1,927		3,064	BPS	0	(47)	(47)

						$206	$(663)	$(457)

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$9,273	$1,371,290	$0	$1,380,563
Corporate Bonds & Notes
Banking & Finance	0	6,455	0	6,455
Industrials	1,000	74,089	0	75,089
Utilities	0	810	0	810
Mortgage-Backed Securities	0	2,317	0	2,317
Short-Term Instruments
Repurchase Agreements	0	9,811	0	9,811
U.S. Treasury Bills	0	260	0	260
PIMCO Short-Term Floating NAV Portfolio	340,605	0	0	340,605
	$350,878	$1,465,032	$0	$1,815,910

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$482	$0	$482
Foreign Exchange Contracts	0	206	0	206
	$0	$688	$0	$688

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(663)	$0	$(663)

Totals	$350,878	$1,465,057	$0	$1,815,935

(ii) As of September 30, 2012, assets valued at $3,952 were transferred from Level 1 to Level 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$115	$0	$0	$0	$115
Unrealized appreciation on foreign currency contracts	0	0	0	206	0	206

	$0	$115	$0	$206	$0	$321

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$663	$0	$663

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	159

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized on Derivatives:
Net realized gain on swaps	$0	$385	$0	$0	$0	$385
Net realized gain on foreign currency transactions	0	0	0	368	0	368

	$0	$385	$0	$368	$0	$753

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on swaps	$0	$482	$0	$0	$0	$482
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(387)	0	(387)

	$0	$482	$0	$(387)	$0	$95

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $482 as reported in the Notes to Schedule of Investments.

(h)	Collateral Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
BPS	$(47)	$0	$(47)
CBK	(36)	0	(36)
HUS	(58)	0	(58)
JPM	(2)	0	(2)
RBC	7	0	7
RYL	(40)	0	(40)
UAG	(281)	260	(21)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

160	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	161

Notes to Financial Statements (Cont.)

different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot

162	PIMCO CREDIT BOND FUNDS

September 30, 2012 (Unaudited)

guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported

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sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market

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quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(c) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(d) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(e) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.

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The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(f) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedules of Investments.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

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FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(i) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position,

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results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund

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from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, interest rate, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

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Notes to Financial Statements (Cont.)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The

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implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	171

Notes to Financial Statements (Cont.)

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

Prime Broker Account Agreements and agreements governing listed equity option transactions between a Fund and selected counterparties or brokers govern the considerations and factors surrounding accounts opened for short selling and listed equity option transactions and activities, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. See Note 5(d) for additional information.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Convertible Fund	0.40%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Credit Absolute Return Fund	0.60%		0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Diversified Income Fund	0.45%		0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO Floating Income Fund	0.30%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO High Yield Fund	0.25%		0.30%	0.40%	0.30%	0.40%	0.40%
PIMCO High Yield Spectrum Fund	0.30%	(1)	0.30%	0.40%	N/A	0.40%	0.40%

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Notes to Financial Statements (Cont.)

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Income Fund	0.25%	(2)	0.20%	0.30%	0.20%	0.25%	0.35%
PIMCO Long-Term Credit Fund	0.30%		0.25%	0.35%	N/A	N/A	N/A
PIMCO Senior Floating Rate Fund	0.50%		0.30%	0.40%	N/A	0.35%	0.35%

(1)	PIMCO has contractually agreed (through September 30, 2012) to waive 0.05% of the Investment Advisory Fee to 0.25%.
(2)	PIMCO contractually agreed (through July 31, 2012) to waive 0.05% of the Investment Advisory Fee to 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Floating Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund were subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares redeemed or exchanged. Redemption fees were charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other

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portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Credit Absolute Return and PIMCO Senior Floating Rate Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Credit Absolute Return Fund	$24
PIMCO Senior Floating Rate Fund	38

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating

NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Convertible Fund	$10,346	$10,900
PIMCO Credit Absolute Return Fund	391	34,055
PIMCO Diversified Income Fund	110,138	7,097
PIMCO Floating Income Fund	20,339	5,844
PIMCO High Yield Fund	206,582	122,530
PIMCO High Yield Spectrum Fund	90,118	5,394
PIMCO Income Fund	1,250,936	502
PIMCO Long-Term Credit Fund	16,808	53,454
PIMCO Senior Floating Rate Fund	36,686	1,253

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV

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Notes to Financial Statements (Cont.)

Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Credit Absolute Return Fund	$45,192	$54,564	$(36,500)	$15	$(7)	$63,264	$64
PIMCO Diversified Income Fund	416,790	1,267,196	(1,498,300)	117	(87)	185,716	796
PIMCO Floating Income Fund	412,644	261,649	(551,400)	190	(138)	122,945	649
PIMCO High Yield Fund	2,665,591	2,566,282	(3,305,500)	2,156	(746)	1,927,783	3,150
PIMCO High Yield Spectrum Fund	139,547	578,052	(490,300)	16	11	227,326	252
PIMCO Income Fund	125,719	4,361,519	(3,520,300)	(4)	47	966,981	519
PIMCO Long-Term Credit Fund	36,609	617,325	(549,700)	23	0	104,257	125
PIMCO Senior Floating Rate Fund	28,410	708,766	(396,600)	10	19	340,605	266

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Credit Absolute Return Fund	$0	$8,814	$0	$0	$0	$8,814	$13
PIMCO High Yield Fund	0	996,491	0	0	(10)	996,481	1,391
PIMCO High Yield Spectrum Fund	0	87,314	0	0	(2)	87,312	114

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Convertible Fund	$0	$1,779	$280,854	$481,520
PIMCO Credit Absolute Return Fund	936	0	124,405	80,917
PIMCO Diversified Income Fund	3,146,752	2,895,186	1,902,135	510,479
PIMCO Floating Income Fund	1,908,458	1,680,378	837,279	404,227
PIMCO High Yield Fund	0	0	5,625,917	2,650,132
PIMCO High Yield Spectrum Fund	0	0	950,546	155,717
PIMCO Income Fund	15,866,936	15,945,619	6,397,303	384,430
PIMCO Long-Term Credit Fund	391,965	369,959	810,100	347,028
PIMCO Senior Floating Rate Fund	0	0	1,306,392	203,613

176	PIMCO CREDIT BOND FUNDS

September 30, 2012 (Unaudited)

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Convertible Fund	$1,341,405	$145,070	$(64,106)	$80,964
PIMCO Credit Absolute Return Fund	281,567	4,751	(160)	4,591
PIMCO Diversified Income Fund	6,442,947	412,350	(37,354)	374,996
PIMCO Floating Income Fund	4,045,379	169,378	(45,166)	124,212
PIMCO High Yield Fund	19,344,083	1,112,942	(183,765)	929,177
PIMCO High Yield Spectrum Fund	1,897,832	60,929	(18,568)	42,361
PIMCO Income Fund	18,133,221	857,749	(58,770)	798,979
PIMCO Long-Term Credit Fund	2,998,177	298,677	(14,394)	284,283
PIMCO Senior Floating Rate Fund	1,801,681	15,431	(1,202)	14,229

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	177

Notes to Financial Statements (Cont.)

14. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Convertible Fund (1)(10)				PIMCO Credit Absolute Return Fund (2)(10)				PIMCO Diversified Income Fund (3)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 08/31/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,632	$62,459	30,605	$408,721	8,741	$90,780	15,540	$155,138	108,409	$1,293,079	120,459	$1,385,357
Class P	48	654	112	1,504	193	2,007	251	2,513	3,573	42,400	3,205	36,908
Administrative Class	18	245	277	3,989	0	0	0	0	221	2,643	474	5,406
Class D	165	2,272	277	3,747	395	4,065	844	8,398	7,144	84,937	4,393	50,435
Class A	115	1,557	359	4,845	396	4,033	1,724	17,143	6,752	80,629	14,405	164,934
Class B	0	0	0	0	0	0	0	0	65	770	122	1,391
Class C	20	270	110	1,479	143	1,464	175	1,745	2,133	25,453	4,722	54,253
Class R	0	0	0	0	54	550	2	21	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,574	34,844	3,990	53,008	179	1,839	122	1,227	9,319	111,085	19,056	218,110
Class P	2	34	3	51	4	38	2	17	101	1,205	184	2,110
Administrative Class	1	19	4	51	0	0	0	0	14	162	33	375
Class D	8	106	2	30	7	76	6	58	195	2,329	300	3,429
Class A	6	82	4	53	9	90	11	111	413	4,929	878	10,039
Class B	0	0	0	0	0	0	0	0	8	94	30	343
Class C	1	12	0	7	2	16	1	8	196	2,332	435	4,976
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(23,546)	(323,178)	(23,673)	(329,299)	(525)	(5,390)	(2,076)	(20,344)	(72,987)	(869,178)	(51,959)	(592,695)
Class P	(17)	(231)	(289)	(3,811)	(28)	(288)	(13)	(126)	(655)	(7,804)	(2,715)	(31,050)
Administrative Class	(49)	(690)	(1,951)	(28,668)	0	0	0	0	(77)	(918)	(662)	(7,448)
Class D	(104)	(1,404)	(9)	(129)	(126)	(1,299)	(243)	(2,433)	(2,197)	(26,219)	(3,272)	(37,510)
Class A	(34)	(456)	(142)	(1,894)	(233)	(2,383)	(902)	(9,027)	(3,747)	(44,164)	(12,332)	(140,511)
Class B	0	0	0	0	0	0	0	0	(226)	(2,679)	(813)	(9,306)
Class C	(11)	(148)	(59)	(756)	(43)	(439)	(6)	(59)	(1,244)	(14,798)	(3,050)	(34,856)
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(16,171)	$(223,553)	9,620	$112,928	9,168	$95,159	15,438	$154,390	57,410	$686,287	93,893	$1,084,690

178	PIMCO CREDIT BOND FUNDS

September 30, 2012 (Unaudited)

PIMCO Floating Income Fund (4)(10)				PIMCO High Yield Fund (5)				PIMCO High Yield Spectrum Fund (6)(10)
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

20,492	$177,647	158,299	$1,410,186	483,278	$4,517,528	755,435	$6,882,823	70,957	$740,033	41,198	$429,592
982	8,441	4,473	39,758	13,449	125,838	28,412	258,952	3,747	39,501	643	6,611
0	0	97	849	12,138	113,277	51,033	472,628	0	0	0	0
1,044	9,077	6,565	58,007	25,932	242,478	75,278	684,684	6,176	64,046	2,584	26,339
2,109	18,290	8,271	73,218	24,261	226,019	64,971	592,676	2,683	28,082	546	5,582
0	0	0	0	53	501	244	2,226	0	0	0	0
438	3,793	2,128	18,999	7,755	72,347	17,373	159,472	45	467	127	1,309
0	0	0	0	1,350	12,618	2,271	20,788	0	0	0	0

8,687	75,040	16,386	141,085	38,808	362,871	62,521	572,458	3,876	40,538	4,510	45,588
48	412	237	2,058	1,040	9,722	2,261	20,705	39	408	24	251
0	3	2	15	2,968	27,724	7,291	66,829	0	0	0	0
141	1,217	325	2,811	2,215	20,700	5,315	48,787	80	842	58	587
269	2,323	706	6,131	3,217	30,056	7,239	66,357	39	409	14	144
0	0	0	0	37	342	172	1,585	0	0	0	0
147	1,266	383	3,330	1,207	11,279	2,622	24,030	6	62	16	163
0	0	0	0	143	1,336	344	3,156	0	0	0	0

(6,938)	(59,633)	(48,243)	(414,078)	(218,079)	(2,032,226)	(328,474)	(2,996,985)	(794)	(8,324)	(1,542)	(15,808)
(580)	(5,004)	(10,268)	(88,795)	(7,815)	(72,656)	(25,096)	(227,632)	(198)	(2,034)	(654)	(6,397)
(17)	(148)	(94)	(800)	(23,808)	(219,908)	(62,223)	(572,347)	0	0	0	0
(1,919)	(16,471)	(6,902)	(59,129)	(38,246)	(354,009)	(72,697)	(662,118)	(3,695)	(37,764)	(2,163)	(21,783)
(2,997)	(25,834)	(17,992)	(154,199)	(34,920)	(324,021)	(67,326)	(614,491)	(254)	(2,652)	(118)	(1,187)
0	0	0	0	(797)	(7,414)	(5,708)	(52,882)	0	0	0	0
(1,380)	(11,913)	(8,600)	(73,685)	(8,299)	(77,057)	(18,694)	(171,022)	(104)	(1,074)	(116)	(1,155)
0	0	0	0	(1,228)	(11,377)	(2,408)	(22,085)	0	0	0	0
20,526	$178,506	105,773	$965,761	284,659	$2,675,968	500,156	$4,558,594	82,603	$862,540	45,127	$469,836

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	179

Notes to Financial Statements (Cont.)

September 30, 2012 (Unaudited)

	PIMCO Income Fund (7)				PIMCO Long-Term Credit Fund (8)(11)				PIMCO Senior Floating Rate Fund (9)(10)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 04/29/2011 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	208,249	$2,439,367	137,674	$1,540,342	29,295	$377,917	43,901	$532,198	101,340	$1,022,675	38,489	$385,143
Class P	76,107	885,504	41,715	465,207	45	585	1	10	25	252	642	6,396
Administrative Class	573	6,647	195	2,188	0	0	0	0	0	0	0	0
Class D	119,816	1,403,748	80,608	903,621	0	0	0	0	338	3,400	336	3,331
Class A	111,685	1,313,734	72,137	806,323	0	0	0	0	345	3,476	750	7,480
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	68,500	800,082	42,099	470,950	0	0	0	0	205	2,064	347	3,450
Class R	1,844	21,551	351	3,942	0	0	0	0	87	873	1	10
Issued as reinvestment of distributions
Institutional Class	14,127	164,992	27,934	309,933	5,123	66,548	17,892	216,323	1,448	14,604	869	8,600
Class P	1,378	16,173	1,105	12,198	1	7	0	0	6	57	11	106
Administrative Class	11	129	4	43	0	0	0	0	0	0	0	0
Class D	3,497	40,988	5,569	61,723	0	0	0	0	3	32	3	30
Class A	2,763	32,370	3,810	42,111	0	0	0	0	12	117	7	70
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	1,321	15,484	1,651	18,245	0	0	0	0	4	39	3	30
Class R	23	271	13	142	0	0	0	0	1	6	0	0
Cost of shares redeemed
Institutional Class	(18,982)	(221,698)	(34,616)	(386,761)	(16,757)	(211,141)	(18,762)	(227,019)	(2,796)	(27,938)	(542)	(5,406)
Class P	(9,667)	(111,913)	(8,082)	(90,242)	0	(3)	0	0	(217)	(2,176)	(188)	(1,873)
Administrative Class	(41)	(476)	(93)	(1,058)	0	0	0	0	0	0	0	0
Class D	(15,725)	(183,134)	(37,368)	(417,450)	0	0	0	0	(59)	(588)	(222)	(2,215)
Class A	(12,504)	(145,166)	(25,886)	(288,038)	0	0	0	0	(68)	(688)	(133)	(1,292)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(4,314)	(50,063)	(6,393)	(71,205)	0	0	0	0	(43)	(430)	(71)	(700)
Class R	(505)	(5,955)	(56)	(617)	0	0	0	0	(15)	(150)	0	0
Net increase resulting from Fund share transactions	548,156	$6,422,635	302,371	$3,381,597	17,707	$233,913	43,032	$521,512	100,616	$1,015,625	40,302	$403,160

(1)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 90% of the Fund.
(2)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 68% of the Fund.
(3)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 43% of the Fund.
(4)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 86% of the Fund.
(5)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 28% of the Fund.
(6)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 87% of the Fund.
(7)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 29% of the Fund.
(8)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 31% of the Fund.
(9)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 93% of the Fund.
(10)

The PIMCO All Asset and PIMCO All Asset All Authority Funds, related parties to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(11)

The PIMCO All Asset Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

180	PIMCO CREDIT BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBS	RBS Securities, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Dain Rausher, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
COP	Colombian Peso	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUX	Eurex Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	181

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset

Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

182	PIMCO CREDIT BOND FUNDS

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	183

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90%

184	PIMCO CREDIT BOND FUNDS

(Unaudited)

of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	185

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality

186	PIMCO CREDIT BOND FUNDS

(Unaudited)

personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	187

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4006SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Equity-Related Strategy Funds

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS® TR Fund

PIMCO International Fundamental IndexPLUS® TR Strategy Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Benchmark Descriptions		21
Financial Highlights		24
Statements of Assets and Liabilities		38
Statements of Operations		42
Statements of Changes in Net Assets		44
Notes to Financial Statements		172
Glossary		195
Approval of Renewal of the Amended and Restated Investment Advisor Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		196
Fund	Fund Summary	Schedule of Investments

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	6	47
PIMCO Fundamental Advantage Total Return Strategy Fund	7	61
PIMCO Fundamental IndexPLUS® TR Fund	8	72
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	9	83
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	10	93
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	104
PIMCO Small Cap StocksPLUS® TR Fund	12	112
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	13	122
PIMCO StocksPLUS® Fund	14	130
PIMCO StocksPLUS® Long Duration Fund	15	139
PIMCO StocksPLUS® Total Return Fund	16	148
PIMCO StocksPLUS® TR Short Strategy Fund	17	159

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO EQUITY-RELATED STRATEGY FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, inverse correlation and compounding risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO EQUITY-RELATED STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	11/26/08	11/26/08	01/07/11	05/31/12	—	—	—	—	—
PIMCO Fundamental Advantage Total Return Strategy Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	—	07/31/08	—
PIMCO Fundamental IndexPLUS® TR Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	—	06/30/05	—
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	09/30/11	09/30/11	—	—	—	—	—	—	—
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	11/30/06	11/30/06	04/30/08	11/30/06	11/30/06	11/30/06	—	11/30/06	—
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	10/30/03	10/30/03	—
PIMCO Small Cap StocksPLUS® TR Fund	03/31/06	03/31/06	04/30/08	—	07/31/06	07/31/06	—	07/31/06	—
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	09/30/11	09/30/11	—	—	—	—	—	—	—
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	—
PIMCO StocksPLUS® Total Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	07/31/03	07/31/03	—
PIMCO StocksPLUS® TR Short Strategy Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	—	07/31/06	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

Institutional Class - PEFIX	Administrative Class - PEFAX
Class P - PEFPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	27.3%
Corporate Bonds & Notes	20.2%
Short-Term Instruments	16.9%
U.S. Treasury Obligations	13.4%
Sovereign Issues	9.9%
Other	12.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund Institutional Class	3.80%	30.17%	30.05%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund Class P	3.68%	29.92%	29.87%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund Administrative Class	3.64%	29.81%	29.72%
MSCI Emerging Markets Index (Net Dividends in USD)	-1.84%	16.93%	21.18%	**
FTSE RAFI® Emerging Markets Index±	-3.35%	15.47%	21.07%	**
Lipper Emerging Market Funds Average	-2.10%	15.93%	19.24%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2008.

± Prior to August 17, 2012, the Fund’s primary benchmark was the FTSE RAFI® Emerging Markets Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.25% for the Institutional Class shares, 1.35% for Class P shares, and 1.50% for Administrative Class shares.

The Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), or by the London Stock Exchange Plc (“Exchange”), or by The Financial Times Limited (“FT”) or by Research Affiliates LLC (“RA”), and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or implicitly, as to the results to be obtained from the use of the FTSE RAFI®Emerging Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE in conjunction with RA; however, neither FTSE nor Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Index, and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited under license. “Research Affiliates”, “RAFI”, “Fundamentals Weighted” and “Fundamental Index” are trademarks of Research Affiliates.

The FTSE RAFI® Emerging Markets Index is based on the patented property of Research Affiliates LLC; US Patent Number 7,620,677.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS® TR Strategy Fund seeks total return which exceeds that of its benchmark, the MSCI Emerging Markets Index (Net Dividends in USD), by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Strategy Index (“Enhanced RAFI® EM”), backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives had a negative impact on performance as the Enhanced RAFI® EM declined over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

6	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO Fundamental Advantage Total Return Strategy Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX
Class D - PFSDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	29.4%
U.S. Government Agencies	24.1%
Corporate Bonds & Notes	13.1%
Asset-Backed Securities	7.7%
Sovereign Issues	7.5%
Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	6.4%
Other	5.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	6.14%	9.51%	7.39%
PIMCO Fundamental Advantage Total Return Strategy Fund Class P	6.06%	9.12%	7.25%
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	5.97%	9.22%	6.94%
PIMCO Fundamental Advantage Total Return Strategy Fund Class A	5.95%	9.21%	6.97%
PIMCO Fundamental Advantage Total Return Strategy Fund Class A (adjusted)	1.98%	5.12%	6.08%
PIMCO Fundamental Advantage Total Return Strategy Fund Class C	5.52%	8.20%	6.31%
PIMCO Fundamental Advantage Total Return Strategy Fund Class C (adjusted)	4.52%	7.20%	6.31%
3 Month USD LIBOR Index	0.23%	0.47%	1.01%
Lipper Equity Market Neutral Funds Average	0.00%	2.06%	0.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.91% for the Institutional Class shares, 1.01% for Class P shares, 1.31% for Class D shares, 1.31% for Class A shares, and 2.06% for Class C shares.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index.

»

The Fund’s long exposure to the Enhanced RAFI® 1000 and short exposure to the S&P 500 Index through equity index derivatives had a positive impact on performance as the Enhanced RAFI® 1000 returned 3.91% relative to a return of 3.42% for the S&P 500 Index over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Fundamental IndexPLUS® TR Fund

Institutional Class - PXTIX	Class D - PIXDX
Class P - PIXPX	Class A - PIXAX
Administrative Class - PXTAX	Class C - PIXCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	37.0%
Short-Term Instruments	21.4%
U.S. Treasury Obligations	14.4%
Corporate Bonds & Notes	7.7%
Mortgage-Backed Securities	6.2%
Municipal Bonds & Notes	5.1%
Sovereign Issues	5.0%
Other	3.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS® TR Fund Institutional Class	8.93%	41.98%	8.26%	9.78%
PIMCO Fundamental IndexPLUS® TR Fund Class P	8.91%	41.77%	8.15%	9.66%
PIMCO Fundamental IndexPLUS® TR Fund Administrative Class	8.74%	41.84%	7.99%	9.50%
PIMCO Fundamental IndexPLUS® TR Fund Class D	8.61%	41.40%	7.81%	9.33%
PIMCO Fundamental IndexPLUS® TR Fund Class A	8.72%	41.34%	7.83%	9.34%
PIMCO Fundamental IndexPLUS® TR Fund Class A (adjusted)	4.64%	36.04%	7.01%	8.76%
PIMCO Fundamental IndexPLUS® TR Fund Class C	8.29%	40.56%	7.05%	8.55%
PIMCO Fundamental IndexPLUS® TR Fund Class C (adjusted)	7.29%	39.56%	7.05%	8.55%
S&P 500 Index	3.43%	30.20%	1.05%	4.83%
FTSE RAFI® US 1000 Index**	2.99%	28.91%	2.32%	5.93%
Lipper Specialty Diversified Equity Funds Average	1.58%	10.62%	1.83%	1.84%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to August 17, 2012, the Fund’s primary benchmark was the FTSE RAFI® US 1000 Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.79% for the Institutional Class shares, 0.89% for Class P shares, 1.04% for Administrative Class shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index is based on the patented intellectual property of Research Affiliates, LLC; US Patent No. 7,792,719.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS® TR Fund seeks total return which exceeds that of its benchmark, the S&P 500 Index, by investing under normal circumstances in derivatives based on Enhanced RAFI® US Large Strategy Index (“Enhanced RAFI® 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the Enhanced RAFI® 1000 returned 3.91% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

8	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO International Fundamental IndexPLUS® TR Strategy Fund

Institutional Class - PTSIX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	40.3%
U.S. Government Agencies	19.2%
Short-Term Instruments	15.8%
Corporate Bonds & Notes	12.4%
Mortgage-Backed Securities	4.4%
Other	7.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (09/30/2011)
PIMCO International Fundamental IndexPLUS® TR Strategy Fund Institutional Class	4.64%	20.10%	20.10%
MSCI EAFE Net Dividend Index (USD Unhedged)	-0.70%	13.75%	13.71%
Lipper Specialty Diversified Equity Funds Average	1.58%	10.62%	10.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.84% for the Institutional Class shares.

Portfolio Insights

»

The PIMCO International Fundamental IndexPLUS® TR Strategy Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in derivatives based on the Enhanced RAFI® (eRAFI) Developed ex-U.S. Fundamental Index (the “eRAFI Developed ex-U.S. Fundamental Index”), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the eRAFI Developed ex-U.S Fundamental Index returned 0.41% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Class P - PPLPX	Class A - PPUAX
Administrative Class - PSKAX	Class C - PPUCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	30.0%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	19.9%
U.S. Treasury Obligations	8.1%
Sovereign Issues	6.9%
Mortgage-Backed Securities	5.3%
Other	7.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	4.85%	26.19%	0.16%	2.65%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	4.89%	26.12%	0.10%	2.59%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	5.66%	26.77%	0.09%	2.54%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	4.75%	25.78%	-0.16%	2.25%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	4.62%	25.61%	-0.25%	2.23%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	0.64%	20.94%	-1.01%	1.56%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C	4.38%	24.73%	-0.95%	1.49%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	3.38%	23.73%	-0.95%	1.49%
MSCI EAFE Net Dividend Index (USD Unhedged)	-0.70%	13.75%	-5.24%	-1.95%
Lipper International Multi-Cap Core Funds Average	-0.55%	14.60%	-5.24%	-1.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 0.89% for Administrative Class shares, 1.04% for Class D shares, 1.04% for Class A shares, and 1.79% for Class C shares.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives detracted from performance as the MSCI EAFE Net Dividend Index (USD Unhedged) declined 0.70% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

10	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class B - PIPBX
Class D - PIPDX	Class C - PIPCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	23.4%
Short-Term Instruments	20.1%
U.S. Government Agencies	19.5%
Corporate Bonds & Notes	13.9%
Mortgage-Backed Securities	7.9%
Exchange-Traded Funds	6.2%
Other	9.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	4.27%	24.35%	0.67%	8.09%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class P	4.36%	24.34%	0.60%	8.04%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	4.12%	23.67%	0.29%	7.63%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	4.06%	23.63%	0.27%	7.63%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.16%	18.99%	-0.86%	6.95%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	3.71%	22.91%	-0.42%	6.95%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-1.25%	17.91%	-0.63%	6.95%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C	3.78%	22.89%	-0.42%	6.88%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.79%	21.89%	-0.42%	6.88%
MSCI EAFE Hedged USD Index	-0.69%	14.15%	-5.68%	4.28%	**
Lipper International Multi-Cap Core Funds Average	-0.55%	14.60%	-5.24%	5.30%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.76% for the Institutional Class shares, 0.86% for Class P shares, 1.01% for Administrative Class shares, 1.16% for Class D shares, 1.16% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	The Fund’s holdings of equity index derivatives detracted from performance as the MSCI EAFE Net Dividend Hedged USD Index declined 0.69% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Small Cap StocksPLUS® TR Fund

Institutional Class - PSCSX	Class A - PCKAX
Class P - PCKPX	Class C - PCKCX
Class D - PCKDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	36.0%
Short-Term Instruments	21.4%
Corporate Bonds & Notes	14.2%
U.S. Treasury Obligations	12.7%
Sovereign Issues	5.4%
Other	10.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	8.22%	46.27%	9.96%	9.01%
PIMCO Small Cap StocksPLUS® TR Fund Class P	8.11%	46.23%	9.80%	8.88%
PIMCO Small Cap StocksPLUS® TR Fund Class D	7.96%	45.69%	9.54%	8.59%
PIMCO Small Cap StocksPLUS® TR Fund Class A	8.06%	45.85%	9.63%	8.64%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	4.01%	40.38%	8.79%	8.00%
PIMCO Small Cap StocksPLUS® TR Fund Class C	7.67%	44.65%	8.72%	7.76%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	6.67%	43.65%	8.72%	7.76%
Russell 2000® Index	1.60%	31.91%	2.21%	2.78%
Lipper Specialty Diversified Equity Funds Average	1.58%	10.62%	1.83%	1.76%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.69% for the Institutional Class shares, 0.79% for Class P shares, 1.09% for Class D shares, 1.09% for Class A shares, and 1.84% for Class C shares.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the Russell 2000® Index returned 1.60% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

12	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

Institutional Class - PCFIX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	42.6%
U.S. Government Agencies	22.2%
Corporate Bonds & Notes	13.2%
Mortgage-Backed Securities	7.2%
Short-Term Instruments	6.0%
Other	8.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (09/30/2011)
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund Institutional Class	6.29%	40.90%	40.90%
Russell 2000® Index	1.60%	31.91%	31.81%
Lipper Specialty Diversified Equity Funds Average	1.58%	10.62%	10.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.84% for the Institutional Class shares.

Portfolio Insights

»

The PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in derivatives based on the Enhanced RAFI® (eRAFI) Small Company Fundamental Index, backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the Enhanced RAFI® (eRAFI) Small Company Fundamental Index returned 1.43% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class B - PSPBX
Administrative Class - PPLAX	Class C - PSPCX
Class D - PSPDX	Class R - PSPRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	33.6%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	18.0%
Sovereign Issues	8.7%
Asset-Backed Securities	7.6%
Mortgage-Backed Securities	7.0%
Other	3.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	5.78%	36.15%	1.79%	8.32%	8.93%
PIMCO StocksPLUS® Fund Class P	5.71%	36.17%	1.69%	8.28%	8.92%
PIMCO StocksPLUS® Fund Administrative Class	6.03%	36.24%	1.61%	8.10%	8.63%
PIMCO StocksPLUS® Fund Class D	5.57%	35.62%	1.40%	7.90%	8.46%
PIMCO StocksPLUS® Fund Class A	5.68%	35.81%	1.40%	7.89%	8.46%
PIMCO StocksPLUS® Fund Class A (adjusted)	1.72%	30.71%	0.78%	7.56%	8.29%
PIMCO StocksPLUS® Fund Class B	5.23%	34.57%	0.64%	7.32%	8.17%
PIMCO StocksPLUS® Fund Class B (adjusted)	0.23%	29.57%	0.35%	7.32%	8.17%
PIMCO StocksPLUS® Fund Class C	5.40%	35.02%	0.91%	7.37%	7.93%
PIMCO StocksPLUS® Fund Class C (adjusted)	4.40%	34.02%	0.91%	7.37%	7.93%
PIMCO StocksPLUS® Fund Class R	5.48%	35.60%	1.19%	7.64%	8.24%
S&P 500 Index	3.43%	30.20%	1.05%	8.01%	8.39%	**
Lipper Large-Cap Core Funds Average	2.05%	27.48%	0.01%	7.18%	7.83%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.40% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the S&P 500 Index returned 3.43% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

14	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	41.0%
U.S. Treasury Obligations	21.7%
Short-Term Instruments	13.3%
U.S. Government Agencies	10.7%
Municipal Bonds & Notes	6.6%
Other	6.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	15.10%	46.40%	10.92%	11.55%
S&P 500 Index	3.43%	30.20%	1.05%	1.77%
S&P 500 Index + Barclays Long-Term Government/Credit Index—3 Month LIBOR	14.50%	44.49%	10.42%	11.09%
Lipper Specialty Diversified Equity Funds Average	1.58%	10.62%	1.83%	2.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.59% for the Institutional Class shares.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmark indexes, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

Exposure to U.S. Treasuries was a significant contributor to positive absolute performance as U.S. Treasury yields fell across most maturities over the reporting period. However, a below benchmark duration (or sensitivity to changes in market interest rates) was a slight negative contributor to relative performance.

»

An emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened. However, this contributed positively to performance earlier in the reporting period when the two- to thirty-year yield spread initially steepened.

»	An out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries over the reporting period.

»	An overweight allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

»	The Fund’s exposure to U.S. equity markets, through equity index derivatives, added to performance as the S&P 500 Index rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

PIMCO StocksPLUS® Total Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class B - PTOBX
Class D - PSTDX	Class C - PSOCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	31.9%
Short-Term Instruments	23.3%
Corporate Bonds & Notes	11.8%
Sovereign Issues	9.4%
U.S. Treasury Obligations	8.2%
Mortgage-Backed Securities	7.1%
Other	8.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Institutional Class	8.88%	43.61%	5.45%	10.75%	8.76%
PIMCO StocksPLUS® Total Return Fund Class P	8.82%	43.36%	5.33%	10.68%	8.69%
PIMCO StocksPLUS® Total Return Fund Class D	8.60%	43.02%	5.03%	10.32%	8.34%
PIMCO StocksPLUS® Total Return Fund Class A	8.70%	43.01%	5.01%	10.33%	8.35%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	4.62%	37.65%	4.21%	9.91%	7.95%
PIMCO StocksPLUS® Total Return Fund Class B	8.47%	42.24%	4.27%	9.66%	7.71%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	4.97%	38.74%	4.21%	9.66%	7.71%
PIMCO StocksPLUS® Total Return Fund Class C	8.23%	41.96%	4.24%	9.50%	7.53%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	7.23%	40.96%	4.24%	9.50%	7.53%
S&P 500 Index	3.43%	30.20%	1.05%	8.01%	5.83%	**
Lipper Large-Cap Core Funds Average	2.05%	27.48%	0.01%	7.18%	5.13%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares, 1.79% for Class B shares, and 1.79% for Class C shares.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives positively contributed to performance as the S&P 500 Index returned 3.43% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

16	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX
Class D - PSSDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	33.0%
U.S. Government Agencies	26.1%
Corporate Bonds & Notes	15.9%
U.S. Treasury Obligations	9.5%
Sovereign Issues	5.7%
Other	9.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	1.07%	-17.43%	2.02%	0.37%
PIMCO StocksPLUS® TR Short Strategy Fund Class P	1.02%	-17.54%	1.91%	0.28%
PIMCO StocksPLUS® TR Short Strategy Fund Class D	0.79%	-17.77%	1.52%	-0.07%
PIMCO StocksPLUS® TR Short Strategy Fund Class A	0.99%	-17.60%	1.54%	-0.06%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	-2.80%	-20.69%	0.77%	-0.47%
PIMCO StocksPLUS® TR Short Strategy Fund Class C	0.63%	-18.41%	0.79%	-0.83%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	-0.37%	-19.21%	0.79%	-0.83%
S&P 500 Index	3.43%	30.20%	1.05%	6.31%	**
Inverse of S&P 500 Index	-3.96%	-25.00%	-4.56%	-8.07%	**
Lipper Dedicated Short-Bias Fund Average	-5.62%	-36.28%	-20.18%	-15.62%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.66% for the Institutional Class shares, 0.76% for Class P shares, 1.06% for Class D shares, 1.06% for Class A shares, and 1.81% for Class C shares.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as summarized in the Fund’s prospectus. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments.

»	The Fund’s short stock market exposure, through equity index derivatives, negatively impacted performance as the S&P 500 Index generated a positive return of 3.43% over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration positioning (or sensitivity to changes in market interest rates) enhanced returns as U.S. Treasury yields broadly declined over the reporting period.

»	The Fund benefited from earning a positive yield from the fixed income collateral portfolio as well as the money market interest rate cost associated with long equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as these holdings outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Holdings of investment grade corporate bonds had a positive impact on performance as this sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Exposure to emerging market securities benefited performance as these securities outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund
Institutional Class	$1,000.00	$1,038.00	$6.39	$1,000.00	$1,018.80	$6.33	1.25%
Class P	1,000.00	1,036.80	6.89	1,000.00	1,018.30	6.83	1.35
Administrative Class(a)	1,000.00	1,036.40	5.10	1,000.00	1,017.55	7.59	1.50
PIMCO Fundamental Advantage Total Return Strategy Fund
Institutional Class	$1,000.00	$1,061.40	$4.65	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	1,060.60	5.17	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	1,059.70	6.71	1,000.00	1,018.55	6.58	1.30
Class A	1,000.00	1,059.50	6.71	1,000.00	1,018.55	6.58	1.30
Class C	1,000.00	1,055.20	10.56	1,000.00	1,014.79	10.35	2.05
PIMCO Fundamental IndexPLUS® TR Fund
Institutional Class	$1,000.00	$1,089.30	$4.14	$1,000.00	$1,021.11	$4.00	0.79%
Class P	1,000.00	1,089.10	4.66	1,000.00	1,020.61	4.51	0.89
Administrative Class	1,000.00	1,087.40	5.44	1,000.00	1,019.85	5.27	1.04
Class D	1,000.00	1,086.10	6.22	1,000.00	1,019.10	6.02	1.19
Class A	1,000.00	1,087.20	6.23	1,000.00	1,019.10	6.02	1.19
Class C	1,000.00	1,082.90	10.13	1,000.00	1,015.34	9.80	1.94

18	PIMCO EQUITY-RELATED STRATEGY FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO International Fundamental IndexPLUS® TR Strategy Fund
Institutional Class	$1,000.00	$1,046.40	$4.31	$1,000.00	$1,020.86	$4.26	0.84%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class	$1,000.00	$1,048.50	$3.29	$1,000.00	$1,021.86	$3.24	0.64%
Class P	1,000.00	1,048.90	3.80	1,000.00	1,021.36	3.75	0.74
Administrative Class	1,000.00	1,056.60	4.59	1,000.00	1,020.61	4.51	0.89
Class D	1,000.00	1,047.50	5.34	1,000.00	1,019.85	5.27	1.04
Class A	1,000.00	1,046.20	5.33	1,000.00	1,019.85	5.27	1.04
Class C	1,000.00	1,043.80	9.17	1,000.00	1,016.09	9.05	1.79
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,042.70	$3.99	$1,000.00	$1,021.16	$3.95	0.78%
Class P	1,000.00	1,043.60	4.51	1,000.00	1,020.66	4.46	0.88
Class D	1,000.00	1,041.20	6.04	1,000.00	1,019.15	5.97	1.18
Class A	1,000.00	1,040.60	6.04	1,000.00	1,019.15	5.97	1.18
Class B	1,000.00	1,037.10	9.86	1,000.00	1,015.39	9.75	1.93
Class C	1,000.00	1,037.80	9.86	1,000.00	1,015.39	9.75	1.93
PIMCO Small Cap StocksPLUS® TR Fund
Institutional Class	$1,000.00	$1,082.20	$3.60	$1,000.00	$1,021.61	$3.50	0.69%
Class P	1,000.00	1,081.10	4.12	1,000.00	1,021.11	4.00	0.79
Class D	1,000.00	1,079.60	5.68	1,000.00	1,019.60	5.52	1.09
Class A	1,000.00	1,080.60	5.69	1,000.00	1,019.60	5.52	1.09
Class C	1,000.00	1,076.70	9.58	1,000.00	1,015.84	9.30	1.84
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund
Institutional Class	$1,000.00	$1,062.90	$4.34	$1,000.00	$1,020.86	$4.26	0.84%
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,057.80	$2.63	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	1,057.10	3.15	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	1,060.30	3.93	1,000.00	1,021.26	3.85	0.76
Class D	1,000.00	1,055.70	4.69	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	1,056.80	4.69	1,000.00	1,020.51	4.61	0.91
Class B	1,000.00	1,052.30	8.54	1,000.00	1,016.75	8.39	1.66
Class C	1,000.00	1,054.00	7.26	1,000.00	1,018.00	7.13	1.41
Class R	1,000.00	1,054.80	5.98	1,000.00	1,019.25	5.87	1.16
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,151.00	$3.24	$1,000.00	$1,022.06	$3.04	0.60%
PIMCO StocksPLUS® Total Return Fund
Institutional Class	$1,000.00	$1,088.80	$3.35	$1,000.00	$1,021.86	$3.24	0.64%
Class P	1,000.00	1,088.20	3.87	1,000.00	1,021.36	3.75	0.74
Class D	1,000.00	1,086.00	5.44	1,000.00	1,019.85	5.27	1.04
Class A	1,000.00	1,087.00	5.44	1,000.00	1,019.85	5.27	1.04
Class B	1,000.00	1,084.70	9.35	1,000.00	1,016.09	9.05	1.79
Class C	1,000.00	1,082.30	9.34	1,000.00	1,016.09	9.05	1.79

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO StocksPLUS® TR Short Strategy Fund
Institutional Class	$1,000.00	$1,010.70	$3.23	$1,000.00	$1,021.86	$3.24	0.64%
Class P	1,000.00	1,010.20	3.73	1,000.00	1,021.36	3.75	0.74
Class D	1,000.00	1,007.90	5.23	1,000.00	1,019.85	5.27	1.04
Class A	1,000.00	1,009.90	5.24	1,000.00	1,019.85	5.27	1.04
Class C	1,000.00	1,006.30	9.00	1,000.00	1,016.09	9.05	1.79

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 5/31/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for Administrative Class, multiplied by the average account value over the period, multiplied by 122/365 for the Administrative Class shares of the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (to reflect the period since the inception date of 5/31/12). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

20	PIMCO EQUITY-RELATED STRATEGY FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® Emerging Markets Index	The FTSE RAFI® Emerging Markets Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of non market-cap weighted indexes, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI® Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® US 1000 Index	FTSE RAFI® US 1000 Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

MSCI EAFE Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Benchmark Descriptions (Cont.)

Index	Description

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Long-Term Government/Credit Index—3 Month LIBOR	S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

22	PIMCO EQUITY-RELATED STRATEGY FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.14	$0.06	$0.33	$0.39	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2012	11.24	0.13	(0.91)	(0.78)	(0.32)	0.00	0.00	(0.32)
03/31/2011	11.10	0.13	2.52	2.65	(2.22)	(0.29)	0.00	(2.51)
03/31/2010	10.34	0.28	9.91	10.19	(9.03)	(0.40)	0.00	(9.43)
11/26/2008 - 03/31/2009	10.00	0.07	1.03	1.10	(0.76)	0.00	0.00	(0.76)
Class P
04/01/2012 - 09/30/2012+	10.18	0.04	0.33	0.37	(0.05)	0.00	0.00	(0.05)
03/31/2012	11.24	0.11	(0.90)	(0.79)	(0.27)	0.00	0.00	(0.27)
01/07/2011 - 03/31/2011	10.85	0.03	0.36	0.39	0.00	0.00	0.00	0.00
Administrative Class
05/31/2012 - 09/30/2012+	8.98	0.02	1.51	1.53	(0.04)	0.00	0.00	(0.04)

PIMCO Fundamental Advantage Total Return Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$4.03	$0.05	$0.20	$0.25	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2012	4.41	0.09	(0.13)	(0.04)	(0.34)	0.00	0.00	(0.34)
03/31/2011	4.62	0.07	0.28	0.35	(0.56)	0.00	0.00	(0.56)
03/31/2010	4.38	0.07	1.07	1.14	(0.73)	(0.17)	0.00	(0.90)
03/31/2009	10.00	0.37	(0.86)	(0.49)	(0.02)	(5.11)	0.00	(5.13)
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	4.02	0.05	0.19	0.24	(0.01)	0.00	0.00	(0.01)
03/31/2012	4.40	0.10	(0.14)	(0.04)	(0.34)	0.00	0.00	(0.34)
06/30/2010 - 03/31/2011	4.71	0.05	0.13	0.18	(0.49)	0.00	0.00	(0.49)
Class D
04/01/2012 - 09/30/2012+	3.96	0.05	0.19	0.24	(0.01)	0.00	0.00	(0.01)
03/31/2012	4.34	0.08	(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.56	0.05	0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.35	0.04	1.07	1.11	(0.73)	(0.17)	0.00	(0.90)
07/31/2008 - 03/31/2009	9.81	0.23	(0.57)	(0.34)	(0.01)	(5.11)	0.00	(5.12)
Class A
04/01/2012 - 09/30/2012+	3.97	0.05	0.19	0.24	(0.01)	0.00	0.00	(0.01)
03/31/2012	4.35	0.08	(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.57	0.05	0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.36	0.06	1.04	1.10	(0.72)	(0.17)	0.00	(0.89)
07/31/2008 - 03/31/2009	9.81	0.24	(0.56)	(0.32)	(0.02)	(5.11)	0.00	(5.13)
Class C
04/01/2012 - 09/30/2012+	3.99	0.03	0.19	0.22	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	4.38	0.05	(0.13)	(0.08)	(0.31)	0.00	0.00	(0.31)
03/31/2011	4.61	0.01	0.27	0.28	(0.51)	0.00	0.00	(0.51)
03/31/2010	4.41	0.02	1.06	1.08	(0.71)	(0.17)	0.00	(0.88)
07/31/2008 - 03/31/2009	9.81	0.21	(0.49)	(0.28)	(0.01)	(5.11)	0.00	(5.12)

PIMCO Fundamental IndexPLUS® TR Fund
Institutional Class
04/01/2012 - 09/30/2012+	$5.86	$0.03	$0.48	$0.51	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2012	5.94	0.09	0.49	0.58	(0.66)	0.00	0.00	(0.66)
03/31/2011	6.07	0.15	1.16	1.31	(1.44)	0.00	0.00	(1.44)
03/31/2010	4.82	0.40	4.41	4.81	(3.56)	0.00	0.00	(3.56)
03/31/2009	9.42	0.37	(4.84)	(4.47)	0.00	(0.08)	(0.05)	(0.13)
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00	(0.53)	(0.71)
Class P
04/01/2012 - 09/30/2012+	5.85	0.03	0.48	0.51	(0.29)	0.00	0.00	(0.29)
03/31/2012	5.93	0.09	0.48	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.07	0.14	1.15	1.29	(1.43)	0.00	0.00	(1.43)
03/31/2010	4.82	0.38	4.42	4.80	(3.55)	0.00	0.00	(3.55)
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)	(0.05)	(0.13)

Please see footnotes on page 36.

24	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.48	3.80%	$5,799,295	1.25	%*	1.25	%*	1.25	%*	1.25	%*	1.16	%*	295%
10.14	(6.70)	4,715,043	1.25		1.25		1.25		1.25		1.37		774
11.24	24.97	2,399,802	1.25		1.25		1.25		1.25		1.13		517
11.10	104.46	368,540	1.26		1.26		1.25		1.25		1.99		589
10.34	10.94	178,966	1.25	*	1.25	*	1.25	*	1.25	*	2.06	*	244

10.50	3.68	11,031	1.35	*	1.35	*	1.35	*	1.35	*	0.86	*	295
10.18	(6.86)	2,771	1.35		1.35		1.35		1.35		1.14		774
11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36	*	517

10.47	17.08	12	1.50	*	1.50	*	1.50	*	1.50	*	0.61	*	295

$4.26	6.14%	$2,123,103	0.90	%*	0.90	%*	0.89	%*	0.89	%*	2.57	%*	277%
4.03	(0.77)	1,490,114	0.91		0.91		0.89		0.89		2.10		629
4.41	7.74	4,645,834	0.89		0.89		0.89		0.89		1.40		512
4.62	26.73	3,321,122	0.90		0.90		0.89		0.89		1.50		301
4.38	(3.56)	220,383	1.48		1.48		0.89		0.89		4.50		621
10.00	0.00	361,600	0.89	*	1.05	*	0.89	*	1.05	*	0.72	*	151

4.25	6.06	25,815	1.00	*	1.00	*	0.99	*	0.99	*	2.58	*	277
4.02	(0.81)	22,608	1.01		1.01		0.99		0.99		2.30		629
4.40	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48	*	512

4.19	5.97	31,232	1.30	*	1.30	*	1.29	*	1.29	*	2.26	*	277
3.96	(1.08)	41,035	1.31		1.31		1.29		1.29		1.90		629
4.34	7.19	76,463	1.29		1.29		1.29		1.29		1.02		512
4.56	26.10	27,219	1.30		1.30		1.29		1.29		0.85		301
4.35	(2.02)	99	2.75	*	2.75	*	1.29	*	1.29	*	7.08	*	621

4.20	5.95	58,019	1.30	*	1.30	*	1.29	*	1.29	*	2.27	*	277
3.97	(1.05)	66,096	1.31		1.31		1.29		1.29		1.90		629
4.35	7.29	93,291	1.29		1.29		1.29		1.29		1.10		512
4.57	25.95	14,754	1.30		1.30		1.29		1.29		1.21		301
4.36	(1.90)	764	2.89	*	2.89	*	1.29	*	1.29	*	6.65	*	621

4.21	5.52	19,728	2.05	*	2.05	*	2.04	*	2.04	*	1.52	*	277
3.99	(1.88)	20,658	2.06		2.06		2.04		2.04		1.16		629
4.38	6.33	25,766	2.04		2.04		2.04		2.04		0.32		512
4.61	25.14	4,945	2.06		2.06		2.04		2.04		0.47		301
4.41	(1.59)	387	3.43	*	3.43	*	2.04	*	2.04	*	5.14	*	621

$6.08	8.93%	$659,117	0.79	%*	0.79	%*	0.79	%*	0.79	%*	1.13	%*	337%
5.86	10.92	351,353	0.79		0.79		0.79		0.79		1.59		1,047
5.94	25.43	210,946	0.80		0.80		0.79		0.79		2.55		453
6.07	107.06	206,500	0.97		0.97		0.79		0.79		5.94		786
4.82	(47.60)	525,176	1.60		1.60		0.79		0.79		5.54		564
9.42	(3.72)	508,453	1.28		1.28		0.79		0.79		4.88		279

6.07	8.91	58,537	0.89	*	0.89	*	0.89	*	0.89	*	1.06	*	337
5.85	10.91	22,443	0.89		0.89		0.89		0.89		1.56		1,047
5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453
6.07	106.76	1,087	0.99		0.99		0.89		0.89		5.22		786
4.82	(50.31)	5	1.73	*	1.73	*	0.89	*	0.89	*	5.61	*	564

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Fundamental IndexPLUS® TR Fund (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$5.80	$0.02		$0.47	$0.49	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2012	5.88	0.08		0.49	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.03	0.13		1.14	1.27	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.81	0.36		4.41	4.77	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.41	0.39		(4.87)	(4.48)	0.00	(0.08)	(0.04)	(0.12)
03/31/2008	10.45	0.49		(0.84)	(0.35)	(0.16)	0.00	(0.53)	(0.69)
Class D
04/01/2012 - 09/30/2012+	5.72	0.02		0.46	0.48	(0.28)	0.00	0.00	(0.28)
03/31/2012	5.81	0.07		0.47	0.54	(0.63)	0.00	0.00	(0.63)
03/31/2011	5.97	0.12		1.14	1.26	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34		4.39	4.73	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.38	0.38		(4.85)	(4.47)	0.00	(0.08)	(0.04)	(0.12)
03/31/2008	10.42	0.47		(0.83)	(0.36)	(0.16)	0.00	(0.52)	(0.68)
Class A
04/01/2012 - 09/30/2012+	5.72	0.02		0.46	0.48	(0.27)	0.00	0.00	(0.27)
03/31/2012	5.81	0.07		0.48	0.55	(0.64)	0.00	0.00	(0.64)
03/31/2011	5.98	0.12		1.13	1.25	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34		4.40	4.74	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.38	0.38		(4.85)	(4.47)	0.00	(0.08)	(0.04)	(0.12)
03/31/2008	10.42	0.47		(0.83)	(0.36)	(0.15)	0.00	(0.53)	(0.68)
Class C
04/01/2012 - 09/30/2012+	5.51	0.00	^	0.44	0.44	(0.25)	0.00	0.00	(0.25)
03/31/2012	5.63	0.03		0.45	0.48	(0.60)	0.00	0.00	(0.60)
03/31/2011	5.84	0.08		1.09	1.17	(1.38)	0.00	0.00	(1.38)
03/31/2010	4.74	0.29		4.33	4.62	(3.52)	0.00	0.00	(3.52)
03/31/2009	9.32	0.33		(4.81)	(4.48)	0.00	(0.08)	(0.02)	(0.10)
03/31/2008	10.39	0.39		(0.84)	(0.45)	(0.10)	0.00	(0.52)	(0.62)

PIMCO International Fundamental IndexPLUS® TR Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.37	$0.04		$0.49	$0.53	$(0.09)	$0.00	$0.00	$(0.09)
09/30/2011 - 03/31/2012	10.00	0.05		1.43	1.48	(0.11)	0.00	0.00	(0.11)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
04/01/2012 - 09/30/2012+	$6.17	$0.05		$0.25	$0.30	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2012	6.64	0.11		(0.33)	(0.22)	(0.25)	0.00	0.00	(0.25)
03/31/2011	6.40	0.12		0.84	0.96	(0.65)	(0.07)	0.00	(0.72)
03/31/2010	4.60	0.20		3.60	3.80	(2.00)	0.00	0.00	(2.00)
03/31/2009	9.55	0.36		(5.13)	(4.77)	0.00	(0.06)	(0.12)	(0.18)
03/31/2008	10.21	0.49		(0.31)	0.18	(0.39)	0.00	(0.45)	(0.84)
Class P
04/01/2012 - 09/30/2012+	6.19	0.04		0.26	0.30	(0.02)	0.00	0.00	(0.02)
03/31/2012	6.67	0.11		(0.35)	(0.24)	(0.24)	0.00	0.00	(0.24)
03/31/2011	6.40	0.11		0.86	0.97	(0.63)	(0.07)	0.00	(0.70)
03/31/2010	4.60	0.20		3.59	3.79	(1.99)	0.00	0.00	(1.99)
04/30/2008 - 03/31/2009	10.14	0.32		(5.68)	(5.36)	0.00	(0.06)	(0.12)	(0.18)
Administrative Class
04/01/2012 - 09/30/2012+	6.13	0.09		0.26	0.35	(0.06)	0.00	0.00	(0.06)
03/31/2012	6.61	0.10		(0.34)	(0.24)	(0.24)	0.00	0.00	(0.24)
03/31/2011	6.37	0.10		0.85	0.95	(0.64)	(0.07)	0.00	(0.71)
03/31/2010	4.59	0.19		3.58	3.77	(1.99)	0.00	0.00	(1.99)
03/31/2009	9.54	0.34		(5.12)	(4.78)	0.00	(0.06)	(0.11)	(0.17)
03/31/2008	10.21	0.47		(0.32)	0.15	(0.37)	0.00	(0.45)	(0.82)

Please see footnotes on page 36.

26	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$6.01	8.74%	$18,148	1.04	%*	1.04	%*	1.04	%*	1.04	%*	0.65	%*	337%
5.80	10.87	2,163	1.04		1.04		1.04		1.04		1.44		1,047
5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453
6.03	106.50	13	1.17		1.17		1.04		1.04		5.25		786
4.81	(47.72)	6	1.91		1.91		1.04		1.04		5.36		564
9.41	(3.90)	12	1.54		1.54		1.04		1.04		4.62		279

5.92	8.61	198,480	1.19	*	1.19	*	1.19	*	1.19	*	0.74	*	337
5.72	10.53	91,205	1.19		1.19		1.19		1.19		1.34		1,047
5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453
5.97	105.95	4,725	1.32		1.32		1.19		1.19		5.02		786
4.79	(47.80)	1,712	2.07		2.07		1.19		1.19		5.19		564
9.38	(4.02)	10,220	1.70		1.70		1.19		1.19		4.48		279

5.93	8.72	139,776	1.19	*	1.19	*	1.19	*	1.19	*	0.78	*	337
5.72	10.62	97,573	1.19		1.19		1.19		1.19		1.33		1,047
5.81	24.77	69,302	1.20		1.20		1.19		1.19		2.09		453
5.98	106.17	16,155	1.32		1.32		1.19		1.19		5.05		786
4.79	(47.81)	7,882	2.07		2.07		1.19		1.19		5.17		564
9.38	(4.01)	27,595	1.70		1.70		1.19		1.19		4.49		279

5.70	8.29	55,308	1.94	*	1.94	*	1.94	*	1.94	*	0.03	*	337
5.51	9.71	33,921	1.94		1.94		1.94		1.94		0.56		1,047
5.63	23.86	20,521	1.95		1.95		1.94		1.94		1.37		453
5.84	104.72	6,433	2.07		2.07		1.94		1.94		4.33		786
4.74	(48.13)	2,941	2.79		2.79		1.94		1.94		4.34		564
9.32	(4.83)	11,296	2.43		2.43		1.94		1.94		3.72		279

$11.81	4.64%	$3,156,934	0.84	%*	0.84	%*	0.84	%*	0.84	%*	0.70	%*	237%
11.37	14.77	1,258,123	0.84	*	0.85	*	0.84	*	0.85	*	0.83	*	347

$6.45	4.85%	$958,077	0.64	%*	0.64	%*	0.64	%*	0.64	%*	1.59	%*	387%
6.17	(2.95)	909,672	0.64		0.64		0.64		0.64		1.83		778
6.64	15.90	395,385	0.65		0.65		0.64		0.64		1.78		427
6.40	84.13	68,672	0.65		0.65		0.64		0.64		3.04		493
4.60	(50.26)	37,609	1.68		1.68		0.64		0.64		5.12		456
9.55	1.35	72,625	1.30	(b)	1.30	(b)	0.66	(b)	0.66	(b)	4.75		384

6.47	4.89	14,079	0.74	*	0.74	*	0.74	*	0.74	*	1.35	*	387
6.19	(3.17)	2,906	0.74		0.74		0.74		0.74		1.73		778
6.67	16.04	113	0.75		0.75		0.74		0.74		1.80		427
6.40	83.88	15	0.75		0.75		0.74		0.74		2.82		493
4.60	(53.16)	5	1.73	*	1.73	*	0.74	*	0.74	*	5.07	*	456

6.42	5.66	12	0.89	*	0.89	*	0.89	*	0.89	*	2.86	*	387
6.13	(3.32)	11	0.89		0.89		0.89		0.89		1.58		778
6.61	15.75	11	0.90		0.90		0.89		0.89		1.60		427
6.37	83.60	10	0.90		0.90		0.89		0.89		2.80		493
4.59	(50.37)	5	1.94		1.94		0.89		0.89		4.86		456
9.54	1.06	11	1.53	(b)	1.53	(b)	0.91	(b)	0.91	(b)	4.52		384

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)
Class D
04/01/2012 - 09/30/2012+	$6.10	$0.03	$0.26	$0.29	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2012	6.57	0.09	(0.33)	(0.24)	(0.23)	0.00	0.00	(0.23)
03/31/2011	6.32	0.09	0.85	0.94	(0.62)	(0.07)	0.00	(0.69)
03/31/2010	4.57	0.17	3.57	3.74	(1.99)	0.00	0.00	(1.99)
03/31/2009	9.49	0.36	(5.12)	(4.76)	0.00	(0.06)	(0.10)	(0.16)
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00	(0.45)	(0.81)
Class A
04/01/2012 - 09/30/2012+	6.08	0.04	0.24	0.28	(0.01)	0.00	0.00	(0.01)
03/31/2012	6.56	0.09	(0.34)	(0.25)	(0.23)	0.00	0.00	(0.23)
03/31/2011	6.33	0.09	0.84	0.93	(0.63)	(0.07)	0.00	(0.70)
03/31/2010	4.57	0.15	3.60	3.75	(1.99)	0.00	0.00	(1.99)
03/31/2009	9.51	0.34	(5.11)	(4.77)	0.00	(0.06)	(0.11)	(0.17)
03/31/2008	10.20	0.45	(0.32)	0.13	(0.38)	0.00	(0.44)	(0.82)
Class C
04/01/2012 - 09/30/2012+	5.93	0.01	0.25	0.26	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	6.42	0.04	(0.33)	(0.29)	(0.20)	0.00	0.00	(0.20)
03/31/2011	6.22	0.04	0.83	0.87	(0.60)	(0.07)	0.00	(0.67)
03/31/2010	4.53	0.11	3.54	3.65	(1.96)	0.00	0.00	(1.96)
03/31/2009	9.45	0.30	(5.07)	(4.77)	0.00	(0.06)	(0.09)	(0.15)
03/31/2008	10.19	0.37	(0.32)	0.05	(0.34)	0.00	(0.45)	(0.79)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2012 - 09/30/2012+	$6.76	$0.07	$0.22	$0.29	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2012	7.41	0.17	(0.31)	(0.14)	(0.41)	(0.10)	0.00	(0.51)
03/31/2011	9.32	0.27	0.45	0.72	(2.63)	0.00	0.00	(2.63)
03/31/2010	6.46	0.54	4.29	4.83	(1.69)	(0.28)	0.00	(1.97)
03/31/2009	10.31	0.54	(4.38)	(3.84)	(0.01)	0.00	0.00	(0.01)
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)	0.00	(0.38)
Class P
04/01/2012 - 09/30/2012+	6.75	0.06	0.23	0.29	(0.34)	0.00	0.00	(0.34)
03/09/2012 - 03/31/2012	6.88	0.01	(0.03)	(0.02)	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2012 - 09/30/2012+	6.58	0.05	0.22	0.27	(0.33)	0.00	0.00	(0.33)
03/31/2012	7.24	0.15	(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)
03/31/2011	9.16	0.24	0.43	0.67	(2.59)	0.00	0.00	(2.59)
03/31/2010	6.38	0.38	4.35	4.73	(1.67)	(0.28)	0.00	(1.95)
03/31/2009	10.22	0.54	(4.38)	(3.84)	0.00	0.00	0.00	0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)	0.00	(0.34)
Class A
04/01/2012 - 09/30/2012+	6.57	0.06	0.20	0.26	(0.32)	0.00	0.00	(0.32)
03/31/2012	7.23	0.15	(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)
03/31/2011	9.17	0.24	0.42	0.66	(2.60)	0.00	0.00	(2.60)
03/31/2010	6.38	0.44	4.30	4.74	(1.67)	(0.28)	0.00	(1.95)
03/31/2009	10.23	0.53	(4.38)	(3.85)	0.00	0.00	0.00	0.00
03/31/2008	12.17	0.53	(2.13)	(1.60)	(0.28)	(0.06)	0.00	(0.34)
Class B
04/01/2012 - 09/30/2012+	6.28	0.04	0.19	0.23	(0.28)	0.00	0.00	(0.28)
03/31/2012	6.96	0.10	(0.30)	(0.20)	(0.38)	(0.10)	0.00	(0.48)
03/31/2011	8.90	0.17	0.42	0.59	(2.53)	0.00	0.00	(2.53)
03/31/2010	6.25	0.39	4.17	4.56	(1.63)	(0.28)	0.00	(1.91)
03/31/2009	10.08	0.46	(4.29)	(3.83)	0.00	0.00	0.00	0.00
03/31/2008	12.03	0.43	(2.11)	(1.68)	(0.21)	(0.06)	0.00	(0.27)

Please see footnotes on page 36.

28	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$6.38	4.75%	$12,939	1.04	%*	1.04	%*	1.04	%*	1.04	%*	1.14	%*	387%
6.10	(3.25)	18,507	1.04		1.04		1.04		1.04		1.49		778
6.57	15.58	3,294	1.05		1.05		1.04		1.04		1.40		427
6.32	83.30	3,235	1.05		1.05		1.04		1.04		2.49		493
4.57	(50.39)	497	2.08		2.08		1.04		1.04		4.78		456
9.49	0.54	633	1.56	(b)	1.56	(b)	1.06	(b)	1.06	(b)	4.33		384

6.35	4.62	6,860	1.04	*	1.04	*	1.04	*	1.04	*	1.19	*	387
6.08	(3.45)	5,718	1.04		1.04		1.04		1.04		1.43		778
6.56	15.49	5,090	1.05		1.05		1.04		1.04		1.53		427
6.33	83.63	7,146	1.05		1.05		1.04		1.04		2.32		493
4.57	(50.47)	540	2.10		2.10		1.04		1.04		4.69		456
9.51	0.86	1,881	2.11	(b)	2.11	(b)	1.06	(b)	1.06	(b)	4.47		384

6.19	4.38	1,987	1.79	*	1.79	*	1.79	*	1.79	*	0.45	*	387
5.93	(4.18)	2,105	1.79		1.79		1.79		1.79		0.71		778
6.42	14.70	1,039	1.80		1.80		1.79		1.79		0.72		427
6.22	81.99	716	1.80		1.80		1.79		1.79		1.56		493
4.53	(50.76)	71	2.88		2.88		1.79		1.79		3.97		456
9.45	0.06	398	2.60	(b)	2.60	(b)	1.81	(b)	1.81	(b)	3.65		384

$6.71	4.27%	$136,052	0.78	%*	0.78	%*	0.75	%*	0.75	%*	2.20	%*	288%
6.76	(1.62)	111,595	0.76		0.76		0.75		0.75		2.63		896
7.41	8.75	125,963	0.76		0.76		0.75		0.75		3.10		1,051
9.32	76.88	162,453	0.95		0.95		0.75		0.75		6.16		1,196
6.46	(37.30)	217,610	2.45		2.45		0.75		0.75		6.64		1,001
10.31	(13.31)	219,680	1.50	(c)	1.50	(c)	0.78	(c)	0.78	(c)	4.75		908

6.70	4.36	246	0.88	*	0.88	*	0.85	*	0.85	*	1.74	*	288
6.75	(1.76)	10	0.86	*	0.86	*	0.85	*	0.85	*	2.39	*	896

6.52	4.12	35,130	1.18	*	1.18	*	1.15	*	1.15	*	1.65	*	288
6.58	(1.97)	14,524	1.16		1.16		1.15		1.15		2.28		896
7.24	8.31	34,149	1.16		1.16		1.15		1.15		2.79		1,051
9.16	76.21	47,459	1.20		1.20		1.15		1.15		4.04		1,196
6.38	(37.57)	3,580	2.97		2.97		1.15		1.15		6.22		1,001
10.22	(13.57)	9,389	2.00	(c)	2.00	(c)	1.18	(c)	1.18	(c)	4.39		908

6.51	4.06	20,471	1.18	*	1.18	*	1.15	*	1.15	*	1.75	*	288
6.57	(1.95)	12,271	1.16		1.16		1.15		1.15		2.29		896
7.23	8.23	24,117	1.16		1.16		1.15		1.15		2.84		1,051
9.17	76.37	11,470	1.28		1.28		1.15		1.15		4.92		1,196
6.38	(37.63)	5,192	2.95		2.95		1.15		1.15		6.19		1,001
10.23	(13.59)	11,923	2.03	(c)	2.03	(c)	1.18	(c)	1.18	(c)	4.39		908

6.23	3.71	664	1.93	*	1.93	*	1.90	*	1.90	*	1.19	*	288
6.28	(2.66)	903	1.91		1.91		1.90		1.90		1.54		896
6.96	7.59	2,338	1.91		1.91		1.90		1.90		2.08		1,051
8.90	75.05	3,580	2.05		2.05		1.90		1.90		4.53		1,196
6.25	(38.00)	2,702	3.72		3.72		1.90		1.90		5.32		1,001
10.08	(14.31)	9,274	2.80	(c)	2.80	(c)	1.93	(c)	1.93	(c)	3.66		908

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)
Class C
04/01/2012 - 09/30/2012+	$6.26	$0.03	$0.20	$0.23	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2012	6.95	0.10	(0.31)	(0.21)	(0.38)	(0.10)	0.00	(0.48)
03/31/2011	8.91	0.17	0.42	0.59	(2.55)	0.00	0.00	(2.55)
03/31/2010	6.26	0.39	4.18	4.57	(1.64)	(0.28)	0.00	(1.92)
03/31/2009	10.10	0.46	(4.30)	(3.84)	0.00	0.00	0.00	0.00
03/31/2008	12.04	0.43	(2.10)	(1.67)	(0.21)	(0.06)	0.00	(0.27)

PIMCO Small Cap StocksPLUS® TR Fund
Institutional Class
04/01/2012 - 09/30/2012+	$7.77	$0.07	$0.56	$0.63	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	8.10	0.15	(0.10)	0.05	(0.38)	0.00	0.00	(0.38)
03/31/2011	6.97	0.14	2.21	2.35	(1.22)	0.00	0.00	(1.22)
03/31/2010	5.63	0.33	4.64	4.97	(3.63)	0.00	0.00	(3.63)
03/31/2009	9.07	0.26	(3.65)	(3.39)	(0.01)	0.00	(0.04)	(0.05)
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)	0.00	(0.54)
Class P
04/01/2012 - 09/30/2012+	7.76	0.06	0.56	0.62	(0.16)	0.00	0.00	(0.16)
03/31/2012	8.09	0.17	(0.13)	0.04	(0.37)	0.00	0.00	(0.37)
03/31/2011	6.97	0.13	2.20	2.33	(1.21)	0.00	0.00	(1.21)
03/31/2010	5.63	0.16	4.81	4.97	(3.63)	0.00	0.00	(3.63)
04/30/2008 - 03/31/2009	9.49	0.27	(4.09)	(3.82)	0.00	0.00	(0.04)	(0.04)
Class D
04/01/2012 - 09/30/2012+	7.66	0.05	0.55	0.60	(0.14)	0.00	0.00	(0.14)
03/31/2012	7.98	0.14	(0.11)	0.03	(0.35)	0.00	0.00	(0.35)
03/31/2011	6.91	0.12	2.17	2.29	(1.22)	0.00	0.00	(1.22)
03/31/2010	5.61	0.23	4.69	4.92	(3.62)	0.00	0.00	(3.62)
03/31/2009	9.04	0.28	(3.69)	(3.41)	0.00	0.00	(0.02)	(0.02)
03/31/2008	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)	0.00	(0.51)
Class A
04/01/2012 - 09/30/2012+	7.69	0.05	0.56	0.61	(0.14)	0.00	0.00	(0.14)
03/31/2012	8.03	0.14	(0.13)	0.01	(0.35)	0.00	0.00	(0.35)
03/31/2011	6.93	0.12	2.19	2.31	(1.21)	0.00	0.00	(1.21)
03/31/2010	5.62	0.25	4.69	4.94	(3.63)	0.00	0.00	(3.63)
03/31/2009	9.06	0.27	(3.68)	(3.41)	0.00	0.00	(0.03)	(0.03)
03/31/2008	10.58	0.43	(1.44)	(1.01)	(0.39)	(0.12)	0.00	(0.51)
Class C
04/01/2012 - 09/30/2012+	7.37	0.02	0.54	0.56	(0.11)	0.00	0.00	(0.11)
03/31/2012	7.72	0.08	(0.12)	(0.04)	(0.31)	0.00	0.00	(0.31)
03/31/2011	6.73	0.06	2.12	2.18	(1.19)	0.00	0.00	(1.19)
03/31/2010	5.54	0.24	4.55	4.79	(3.60)	0.00	0.00	(3.60)
03/31/2009	8.97	0.22	(3.65)	(3.43)	0.00	0.00	0.00	0.00
03/31/2008	10.52	0.35	(1.44)	(1.09)	(0.34)	(0.12)	0.00	(0.46)

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$12.42	$0.08	$0.67	$0.75	$(0.52)	$0.00	$0.00	$(0.52)
09/30/2011 - 03/31/2012	10.00	0.05	3.13	3.18	(0.76)	0.00	0.00	(0.76)

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.67	$0.05	$0.45	$0.50	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2012	8.93	0.08	0.56	0.64	(0.41)	(0.49)	0.00	(0.90)
03/31/2011	8.27	0.12	1.30	1.42	(0.76)	0.00	0.00	(0.76)
03/31/2010	4.94	0.13	3.39	3.52	(0.19)	0.00	0.00	(0.19)
03/31/2009	9.95	0.33	(4.72)	(4.39)	(0.62)	0.00	0.00	(0.62)
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00	0.00	(0.62)

Please see footnotes on page 36.

30	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$6.20	3.78%	$6,499	1.93	%*	1.93	%*	1.90	%*	1.90	%*	1.05	%*	288%
6.26	(2.80)	5,042	1.91		1.91		1.90		1.90		1.53		896
6.95	7.56	9,754	1.91		1.91		1.90		1.90		2.11		1,051
8.91	75.03	4,949	2.05		2.05		1.90		1.90		4.43		1,196
6.26	(38.02)	2,751	3.72		3.72		1.90		1.90		5.39		1,001
10.10	(14.22)	8,140	2.78	(c)	2.78	(c)	1.93	(c)	1.93	(c)	3.65		908

$8.24	8.22%	$231,380	0.69	%*	0.69	%*	0.69	%*	0.69	%*	1.72	%*	340%
7.77	1.17	171,799	0.69		0.69		0.69		0.69		2.10		666
8.10	35.77	201,665	0.71		0.71		0.69		0.69		1.94		571
6.97	94.74	154,296	0.79		0.79		0.69		0.69		4.42		762
5.63	(37.56)	450,524	1.02		1.02		0.69		0.69		3.89		609
9.07	(9.75)	26,751	1.50	(d)	1.50	(d)	0.71	(d)	0.71	(d)	4.66		403

8.22	8.11	17,486	0.79	*	0.79	*	0.79	*	0.79	*	1.51	*	340
7.76	1.04	5,348	0.79		0.79		0.79		0.79		2.32		666
8.09	35.41	2,234	0.81		0.81		0.79		0.79		1.75		571
6.97	94.65	1,868	0.80		0.80		0.79		0.79		2.33		762
5.63	(40.39)	6	1.15	*	1.15	*	0.79	*	0.79	*	3.88	*	609

8.12	7.96	108,551	1.09	*	1.09	*	1.09	*	1.09	*	1.33	*	340
7.66	0.94	95,341	1.09		1.09		1.09		1.09		1.89		666
7.98	35.09	106,387	1.13		1.13		1.09		1.09		1.59		571
6.91	94.07	1,780	1.13		1.13		1.09		1.09		3.03		762
5.61	(37.80)	124	1.58		1.58		1.09		1.09		3.73		609
9.04	(10.07)	131	1.85	(d)	1.85	(d)	1.11	(d)	1.11	(d)	4.30		403

8.16	8.06	76,455	1.09	*	1.09	*	1.09	*	1.09	*	1.32	*	340
7.69	0.71	54,972	1.09		1.09		1.09		1.09		1.87		666
8.03	35.30	63,897	1.13		1.13		1.09		1.09		1.64		571
6.93	94.12	11,941	1.16		1.16		1.09		1.09		3.32		762
5.62	(37.73)	823	1.48		1.48		1.09		1.09		3.95		609
9.06	(9.95)	161	1.97	(d)	1.97	(d)	1.11	(d)	1.11	(d)	4.25		403

7.82	7.67	28,842	1.84	*	1.84	*	1.84	*	1.84	*	0.59	*	340
7.37	(0.07)	22,989	1.84		1.84		1.84		1.84		1.11		666
7.72	34.24	19,329	1.88		1.88		1.84		1.84		0.89		571
6.73	92.51	1,615	1.94		1.94		1.84		1.84		3.29		762
5.54	(38.24)	744	2.32		2.32		1.84		1.84		3.24		609
8.97	(10.74)	444	2.71	(d)	2.71	(d)	1.86	(d)	1.86	(d)	3.52		403

$12.65	6.29%	$444,077	0.84	%*	0.84	%*	0.84	%*	0.84	%*	1.29	%*	197%
12.42	32.56	417,462	0.84	*	0.86	*	0.84	*	0.86	*	0.91	*	227

$9.00	5.78%	$881,069	0.51	%*	0.51	%*	0.50	%*	0.50	%*	1.24	%*	208%
8.67	8.52	1,313,949	0.50		0.50		0.50		0.50		0.95		404
8.93	18.59	1,193,012	0.50		0.50		0.50		0.50		1.49		225
8.27	71.35	654,432	0.54		0.54		0.50		0.50		1.82		392
4.94	(46.33)	143,460	1.10		1.10		0.50		0.50		4.18		425
9.95	(4.95)	519,242	0.62	(e)	0.62	(e)	0.53	(e)	0.53	(e)	4.76		67

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO StocksPLUS® Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$8.68	$0.05		$0.44	$0.49	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	8.95	0.07		0.55	0.62	(0.40)	(0.49)	0.00	(0.89)
03/31/2011	8.28	0.12		1.29	1.41	(0.74)	0.00	0.00	(0.74)
03/31/2010	4.94	0.11		3.41	3.52	(0.18)	0.00	0.00	(0.18)
04/30/2008 - 03/31/2009	10.55	0.28		(5.27)	(4.99)	(0.62)	0.00	0.00	(0.62)
Administrative Class
04/01/2012 - 09/30/2012+	8.38	0.07		0.43	0.50	(0.21)	0.00	0.00	(0.21)
03/31/2012	8.67	0.06		0.54	0.60	(0.40)	(0.49)	0.00	(0.89)
03/31/2011	8.05	0.10		1.26	1.36	(0.74)	0.00	0.00	(0.74)
03/31/2010	4.82	0.13		3.29	3.42	(0.19)	0.00	0.00	(0.19)
03/31/2009	9.71	0.31		(4.61)	(4.30)	(0.59)	0.00	0.00	(0.59)
03/31/2008	10.83	0.51		(1.04)	(0.53)	(0.59)	0.00	0.00	(0.59)
Class D
04/01/2012 - 09/30/2012+	8.28	0.03		0.43	0.46	(0.17)	0.00	0.00	(0.17)
03/31/2012	8.57	0.05		0.53	0.58	(0.38)	(0.49)	0.00	(0.87)
03/31/2011	7.97	0.08		1.25	1.33	(0.73)	0.00	0.00	(0.73)
03/31/2010	4.77	0.11		3.28	3.39	(0.19)	0.00	0.00	(0.19)
03/31/2009	9.65	0.28		(4.57)	(4.29)	(0.59)	0.00	0.00	(0.59)
03/31/2008	10.76	0.48		(1.02)	(0.54)	(0.57)	0.00	0.00	(0.57)
Class A
04/01/2012 - 09/30/2012+	8.31	0.03		0.44	0.47	(0.15)	0.00	0.00	(0.15)
03/31/2012	8.61	0.05		0.52	0.57	(0.38)	(0.49)	0.00	(0.87)
03/31/2011	8.00	0.08		1.26	1.34	(0.73)	0.00	0.00	(0.73)
03/31/2010	4.79	0.13		3.27	3.40	(0.19)	0.00	0.00	(0.19)
03/31/2009	9.69	0.29		(4.60)	(4.31)	(0.59)	0.00	0.00	(0.59)
03/31/2008	10.80	0.48		(1.01)	(0.53)	(0.58)	0.00	0.00	(0.58)
Class B
04/01/2012 - 09/30/2012+	7.97	0.00	^	0.41	0.41	(0.09)	0.00	0.00	(0.09)
03/31/2012	8.28	(0.01)		0.51	0.50	(0.32)	(0.49)	0.00	(0.81)
03/31/2011	7.72	0.02		1.21	1.23	(0.67)	0.00	0.00	(0.67)
03/31/2010	4.66	0.07		3.16	3.23	(0.17)	0.00	0.00	(0.17)
03/31/2009	9.45	0.23		(4.48)	(4.25)	(0.54)	0.00	0.00	(0.54)
03/31/2008	10.54	0.39		(0.99)	(0.60)	(0.49)	0.00	0.00	(0.49)
Class C
04/01/2012 - 09/30/2012+	8.07	0.01		0.42	0.43	(0.12)	0.00	0.00	(0.12)
03/31/2012	8.39	0.01		0.51	0.52	(0.35)	(0.49)	0.00	(0.84)
03/31/2011	7.81	0.04		1.23	1.27	(0.69)	0.00	0.00	(0.69)
03/31/2010	4.70	0.09		3.20	3.29	(0.18)	0.00	0.00	(0.18)
03/31/2009	9.53	0.24		(4.51)	(4.27)	(0.56)	0.00	0.00	(0.56)
03/31/2008	10.62	0.42		(0.99)	(0.57)	(0.52)	0.00	0.00	(0.52)
Class R
04/01/2012 - 09/30/2012+	8.49	0.02		0.44	0.46	(0.14)	0.00	0.00	(0.14)
03/31/2012	8.76	0.03		0.56	0.59	(0.37)	(0.49)	0.00	(0.86)
03/31/2011	8.13	0.07		1.27	1.34	(0.71)	0.00	0.00	(0.71)
03/31/2010	4.88	0.11		3.32	3.43	(0.18)	0.00	0.00	(0.18)
03/31/2009	9.85	0.27		(4.67)	(4.40)	(0.57)	0.00	0.00	(0.57)
03/31/2008	10.97	0.45		(1.02)	(0.57)	(0.55)	0.00	0.00	(0.55)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.14	$0.14		$1.08	$1.22	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	7.01	0.29		1.49	1.78	(0.19)	(0.46)	0.00	(0.65)
03/31/2011	8.17	0.34		1.48	1.82	(0.77)	(2.21)	0.00	(2.98)
03/31/2010	5.48	0.31		3.17	3.48	(0.29)	(0.50)	0.00	(0.79)
03/31/2009	9.21	0.31		(3.95)	(3.64)	(0.09)	0.00	0.00	(0.09)
08/31/2007 - 03/31/2008	10.00	0.26		(0.65)	(0.39)	0.00	(0.15)	(0.25)	(0.40)

Please see footnotes on page 36.

32	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.01	5.71%	$2,988	0.61	%*	0.61	%*	0.60	%*	0.60	%*	1.19	%*	208%
8.68	8.25	1,149	0.60		0.60		0.60		0.60		0.89		404
8.95	18.53	995	0.60		0.60		0.60		0.60		1.36		225
8.28	71.31	315	0.61		0.61		0.60		0.60		1.49		392
4.94	(49.40)	5	1.23	*	1.23	*	0.60	*	0.60	*	4.23	*	425

8.67	6.03	3,638	0.76	*	0.76	*	0.75	*	0.75	*	1.62	*	208
8.38	8.17	3,378	0.75		0.75		0.75		0.75		0.73		404
8.67	18.30	3,355	0.75		0.75		0.75		0.75		1.23		225
8.05	70.96	2,857	0.79		0.79		0.75		0.75		1.94		392
4.82	(46.41)	1,665	1.31		1.31		0.75		0.75		3.86		425
9.71	(5.30)	10,343	0.86	(e)	0.86	(e)	0.78	(e)	0.78	(e)	4.55		67

8.57	5.57	52,549	0.91	*	0.91	*	0.90	*	0.90	*	0.82	*	208
8.28	8.07	6,953	0.90		0.90		0.90		0.90		0.57		404
8.57	18.11	11,501	0.90		0.90		0.90		0.90		1.02		225
7.97	71.00	8,827	0.94		0.94		0.90		0.90		1.59		392
4.77	(46.59)	2,572	1.53		1.53		0.90		0.90		3.83		425
9.65	(5.38)	5,345	1.03	(e)	1.03	(e)	0.93	(e)	0.93	(e)	4.35		67

8.63	5.68	81,790	0.91	*	0.91	*	0.90	*	0.90	*	0.85	*	208
8.31	7.96	82,266	0.90		0.90		0.90		0.90		0.59		404
8.61	18.13	83,042	0.90		0.90		0.90		0.90		1.07		225
8.00	70.93	68,038	0.94		0.94		0.90		0.90		1.90		392
4.79	(46.61)	53,364	1.52		1.52		0.90		0.90		3.82		425
9.69	(5.33)	101,021	1.03	(e)	1.03	(e)	0.93	(e)	0.93	(e)	4.35		67

8.29	5.23	1,456	1.66	*	1.66	*	1.65	*	1.65	*	0.10	*	208
7.97	7.26	2,492	1.65		1.65		1.65		1.65		(0.19)		404
8.28	17.20	5,635	1.65		1.65		1.65		1.65		0.31		225
7.72	69.42	8,664	1.69		1.69		1.65		1.65		1.14		392
4.66	(46.99)	6,937	2.25		2.25		1.65		1.65		3.04		425
9.45	(6.00)	21,826	1.78	(e)	1.78	(e)	1.68	(e)	1.68	(e)	3.61		67

8.38	5.40	50,394	1.41	*	1.41	*	1.40	*	1.40	*	0.35	*	208
8.07	7.44	49,695	1.40		1.40		1.40		1.40		0.08		404
8.39	17.65	52,092	1.40		1.40		1.40		1.40		0.58		225
7.81	69.98	43,004	1.44		1.44		1.40		1.40		1.34		392
4.70	(46.88)	29,321	2.02		2.02		1.40		1.40		3.31		425
9.53	(5.69)	72,282	1.53	(e)	1.53	(e)	1.43	(e)	1.43	(e)	3.85		67

8.81	5.48	3,297	1.16	*	1.16	*	1.15	*	1.15	*	0.59	*	208
8.49	7.96	2,313	1.15		1.15		1.15		1.15		0.34		404
8.76	17.79	2,332	1.15		1.15		1.15		1.15		0.83		225
8.13	70.35	2,288	1.19		1.19		1.15		1.15		1.52		392
4.88	(46.69)	1,147	1.76		1.76		1.15		1.15		3.56		425
9.85	(5.56)	2,925	1.30	(e)	1.30	(e)	1.17	(e)	1.17	(e)	4.08		67

$9.20	15.10%	$810,766	0.60	%*	0.60	%*	0.59	%*	0.59	%*	3.24	%*	32%
8.14	26.51	524,448	0.59		0.59		0.59		0.59		3.93		276
7.01	25.78	491,002	0.60		0.60		0.59		0.59		4.24		339
8.17	64.82	419,105	0.60		0.60		0.59		0.59		4.24		417
5.48	(39.72)	206,821	0.81		0.81		0.59		0.59		4.39		464
9.21	(4.23)	122,184	0.61	*	0.68	*	0.59	*	0.67	*	4.66	*	272

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO StocksPLUS® Total Return Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.76	$0.08	$0.69	$0.77	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2012	8.23	0.15	0.77	0.92	(0.39)	0.00	0.00	(0.39)
03/31/2011	7.14	0.17	1.42	1.59	(0.50)	0.00	0.00	(0.50)
03/31/2010	4.84	0.28	3.55	3.83	(1.53)	0.00	0.00	(1.53)
03/31/2009	10.02	0.50	(5.09)	(4.59)	(0.53)	0.00	(0.06)	(0.59)
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)	0.00	(1.74)
Class P
04/01/2012 - 09/30/2012+	8.73	0.07	0.69	0.76	(0.17)	0.00	0.00	(0.17)
03/31/2012	8.21	0.16	0.74	0.90	(0.38)	0.00	0.00	(0.38)
03/31/2011	7.13	0.16	1.42	1.58	(0.50)	0.00	0.00	(0.50)
03/31/2010	4.84	0.27	3.55	3.82	(1.53)	0.00	0.00	(1.53)
04/30/2008 - 03/31/2009	10.65	0.44	(5.66)	(5.22)	(0.53)	0.00	(0.06)	(0.59)
Class D
04/01/2012 - 09/30/2012+	8.66	0.06	0.68	0.74	(0.16)	0.00	0.00	(0.16)
03/31/2012	8.14	0.13	0.75	0.88	(0.36)	0.00	0.00	(0.36)
03/31/2011	7.08	0.13	1.41	1.54	(0.48)	0.00	0.00	(0.48)
03/31/2010	4.82	0.25	3.53	3.78	(1.52)	0.00	0.00	(1.52)
03/31/2009	9.99	0.47	(5.07)	(4.60)	(0.51)	0.00	(0.06)	(0.57)
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)	0.00	(1.70)
Class A
04/01/2012 - 09/30/2012+	8.72	0.06	0.69	0.75	(0.15)	0.00	0.00	(0.15)
03/31/2012	8.21	0.13	0.74	0.87	(0.36)	0.00	0.00	(0.36)
03/31/2011	7.13	0.14	1.42	1.56	(0.48)	0.00	0.00	(0.48)
03/31/2010	4.85	0.26	3.54	3.80	(1.52)	0.00	0.00	(1.52)
03/31/2009	10.04	0.48	(5.10)	(4.62)	(0.51)	0.00	(0.06)	(0.57)
03/31/2008	11.89	0.55	(0.71)	(0.16)	(0.61)	(1.08)	0.00	(1.69)
Class B
04/01/2012 - 09/30/2012+	8.43	0.03	0.68	0.71	(0.09)	0.00	0.00	(0.09)
03/31/2012	7.93	0.07	0.72	0.79	(0.29)	0.00	0.00	(0.29)
03/31/2011	6.92	0.09	1.35	1.44	(0.43)	0.00	0.00	(0.43)
03/31/2010	4.74	0.20	3.47	3.67	(1.49)	0.00	0.00	(1.49)
03/31/2009	9.85	0.42	(5.01)	(4.59)	(0.46)	0.00	(0.06)	(0.52)
03/31/2008	11.71	0.45	(0.69)	(0.24)	(0.54)	(1.08)	0.00	(1.62)
Class C
04/01/2012 - 09/30/2012+	8.42	0.03	0.66	0.69	(0.12)	0.00	0.00	(0.12)
03/31/2012	7.94	0.07	0.72	0.79	(0.31)	0.00	0.00	(0.31)
03/31/2011	6.93	0.08	1.37	1.45	(0.44)	0.00	0.00	(0.44)
03/31/2010	4.75	0.20	3.47	3.67	(1.49)	0.00	0.00	(1.49)
03/31/2009	9.87	0.42	(5.02)	(4.60)	(0.46)	0.00	(0.06)	(0.52)
03/31/2008	11.73	0.45	(0.69)	(0.24)	(0.54)	(1.08)	0.00	(1.62)

PIMCO StocksPLUS® TR Short Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$3.65	$0.04	$0.00 ^	$0.04	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2012	4.13	0.10	(0.46)	(0.36)	(0.12)	0.00	0.00	(0.12)
03/31/2011	4.66	0.08	(0.55)	(0.47)	(0.06)	0.00	0.00	(0.06)
03/31/2010	6.88	0.10	(1.83)	(1.73)	(0.13)	(0.36)	0.00	(0.49)
03/31/2009	9.43	0.42	2.92	3.34	(0.23)	(5.66)	0.00	(5.89)
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00	0.00	(0.42)
Class P
04/01/2012 - 09/30/2012+	3.64	0.04	0.00 ^	0.04	(0.04)	0.00	0.00	(0.04)
03/31/2012	4.13	0.10	(0.47)	(0.37)	(0.12)	0.00	0.00	(0.12)
03/31/2011	4.66	0.10	(0.57)	(0.47)	(0.06)	0.00	0.00	(0.06)
01/29/2010 - 03/31/2010	5.08	0.01	(0.41)	(0.40)	(0.02)	0.00	0.00	(0.02)

Please see footnotes on page 36.

34	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.36	8.88%	$224,236	0.64	%*	0.64	%*	0.64	%*	0.64	%*	1.76	%*	249%
8.76	11.68	167,147	0.64		0.64		0.64		0.64		1.98		601
8.23	23.03	181,890	0.64		0.64		0.64		0.64		2.31		476
7.14	81.47	155,222	0.69		0.69		0.64		0.64		4.21		609
4.84	(46.99)	101,848	2.56		2.56		0.64		0.64		6.61		521
10.02	(2.33)	182,993	2.25	(b)	2.25	(b)	0.67	(b)	0.67	(b)	5.01		411

9.32	8.82	26,904	0.74	*	0.74	*	0.74	*	0.74	*	1.55	*	249
8.73	11.57	5,013	0.74		0.74		0.74		0.74		2.04		601
8.21	22.86	2,186	0.74		0.74		0.74		0.74		2.07		476
7.13	81.20	329	0.76		0.76		0.74		0.74		3.80		609
4.84	(50.15)	5	2.55	*	2.55	*	0.74	*	0.74	*	6.52	*	521

9.24	8.60	335,811	1.04	*	1.04	*	1.04	*	1.04	*	1.32	*	249
8.66	11.25	115,818	1.04		1.04		1.04		1.04		1.67		601
8.14	22.52	111,590	1.04		1.04		1.04		1.04		1.72		476
7.08	80.66	15,281	1.09		1.09		1.04		1.04		3.61		609
4.82	(47.20)	4,352	2.94		2.94		1.04		1.04		6.24		521
9.99	(2.56)	7,144	3.10	(b)	3.10	(b)	1.07	(b)	1.07	(b)	4.78		411

9.32	8.70	111,744	1.04	*	1.04	*	1.04	*	1.04	*	1.35	*	249
8.72	11.07	76,257	1.04		1.04		1.04		1.04		1.68		601
8.21	22.59	75,423	1.04		1.04		1.04		1.04		1.88		476
7.13	80.58	37,735	1.09		1.09		1.04		1.04		3.78		609
4.85	(47.17)	12,052	2.97		2.97		1.04		1.04		6.20		521
10.04	(2.71)	25,661	2.68	(b)	2.68	(b)	1.07	(b)	1.07	(b)	4.64		411

9.05	8.47	1,285	1.79	*	1.79	*	1.79	*	1.79	*	0.65	*	249
8.43	10.41	1,968	1.79		1.79		1.79		1.79		0.89		601
7.93	21.47	4,288	1.79		1.79		1.79		1.79		1.20		476
6.92	79.64	6,378	1.84		1.84		1.79		1.79		3.12		609
4.74	(47.62)	5,619	3.75		3.75		1.79		1.79		5.42		521
9.85	(3.40)	16,220	3.47	(b)	3.47	(b)	1.82	(b)	1.82	(b)	3.90		411

8.99	8.23	39,629	1.79	*	1.79	*	1.79	*	1.79	*	0.60	*	249
8.42	10.36	24,647	1.79		1.79		1.79		1.79		0.94		601
7.94	21.59	19,000	1.79		1.79		1.79		1.79		1.13		476
6.93	79.47	9,275	1.84		1.84		1.79		1.79		3.09		609
4.75	(47.61)	6,559	3.74		3.74		1.79		1.79		5.43		521
9.87	(3.39)	17,702	3.43	(b)	3.43	(b)	1.82	(b)	1.82	(b)	3.89		411

$3.65	1.07%	$3,531,688	0.64	%*	0.64	%*	0.64	%*	0.64	%*	2.04	%*	208%
3.65	(8.92)	1,454,709	0.66		0.66		0.64		0.64		2.40		635
4.13	(10.22)	1,308,042	0.66	(f)	0.66	(f)	0.66	(f)	0.66	(f)	1.79		483
4.66	(25.64)	752,805	0.69		0.69		0.69		0.69		1.93		406
6.88	46.74	18,892	1.43		1.43		0.69		0.69		4.45		515
9.43	18.39	197,340	1.21	(d)	1.21	(d)	0.71	(d)	0.71	(d)	4.60		220

3.64	1.02	82,157	0.74	*	0.74	*	0.74	*	0.74	*	1.93	*	208
3.64	(9.17)	38,120	0.76		0.76		0.74		0.74		2.46		635
4.13	(10.22)	10,955	0.76	(f)	0.76	(f)	0.76	(f)	0.76	(f)	2.28		483
4.66	(7.86)	9	0.79	*	0.79	*	0.79	*	0.79	*	1.28	*	406

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)
Class D
04/01/2012 - 09/30/2012+	$3.54	$0.03	$0.00 ^	$0.03	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2012	4.01	0.09	(0.45)	(0.36)	(0.11)	0.00	0.00	(0.11)
03/31/2011	4.53	0.06	(0.53)	(0.47)	(0.05)	0.00	0.00	(0.05)
03/31/2010	6.71	0.08	(1.79)	(1.71)	(0.11)	(0.36)	0.00	(0.47)
03/31/2009	9.39	0.33	2.93	3.26	(0.28)	(5.66)	0.00	(5.94)
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00	(0.40)
Class A
04/01/2012 - 09/30/2012+	3.54	0.03	0.01	0.04	(0.03)	0.00	0.00	(0.03)
03/31/2012	4.01	0.09	(0.45)	(0.36)	(0.11)	0.00	0.00	(0.11)
03/31/2011	4.53	0.06	(0.53)	(0.47)	(0.05)	0.00	0.00	(0.05)
03/31/2010	6.73	0.08	(1.80)	(1.72)	(0.12)	(0.36)	0.00	(0.48)
03/31/2009	9.39	0.35	2.92	3.27	(0.27)	(5.66)	0.00	(5.93)
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00	(0.40)
Class C
04/01/2012 - 09/30/2012+	3.46	0.02	0.00 ^	0.02	(0.01)	0.00	0.00	(0.01)
03/31/2012	3.93	0.05	(0.43)	(0.38)	(0.09)	0.00	0.00	(0.09)
03/31/2011	4.46	0.03	(0.53)	(0.50)	(0.03)	0.00	0.00	(0.03)
03/31/2010	6.65	0.05	(1.79)	(1.74)	(0.09)	(0.36)	0.00	(0.45)
03/31/2009	9.36	0.27	2.91	3.18	(0.23)	(5.66)	0.00	(5.89)
03/31/2008	8.36	0.29	1.06	1.35	(0.35)	0.00	0.00	(0.35)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.39%.
(c)	Effective October 1, 2007, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.45%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.44%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.25%.
(f)	Effective October 1, 2010, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.39%.

36	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$3.54	0.79%	$74,830	1.04	%*	1.04	%*	1.04	%*	1.04	%*	1.70	%*	208%
3.54	(9.26)	70,353	1.06		1.06		1.04		1.04		2.15		635
4.01	(10.50)	78,865	1.06	(f)	1.06	(f)	1.06	(f)	1.06	(f)	1.27		483
4.53	(25.95)	114,034	1.09		1.09		1.09		1.09		1.61		406
6.71	45.75	47,833	2.40		2.40		1.09		1.09		4.12		515
9.39	17.80	9,449	1.65	(d)	1.65	(d)	1.11	(d)	1.11	(d)	3.89		220

3.55	0.99	145,111	1.04	*	1.04	*	1.04	*	1.04	*	1.74	*	208
3.54	(9.27)	145,473	1.06		1.06		1.04		1.04		2.12		635
4.01	(10.49)	177,651	1.06	(f)	1.06	(f)	1.06	(f)	1.06	(f)	1.34		483
4.53	(26.10)	155,362	1.09		1.09		1.09		1.09		1.56		406
6.73	45.90	44,892	2.09		2.09		1.09		1.09		4.08		515
9.39	17.79	39,964	1.61	(d)	1.61	(d)	1.11	(d)	1.11	(d)	3.75		220

3.47	0.63	30,946	1.79	*	1.79	*	1.79	*	1.79	*	0.94	*	208
3.46	(9.94)	27,889	1.81		1.81		1.79		1.79		1.37		635
3.93	(11.30)	26,572	1.81	(f)	1.81	(f)	1.81	(f)	1.81	(f)	0.58		483
4.46	(26.63)	23,040	1.84		1.84		1.84		1.84		0.89		406
6.65	44.87	10,698	2.97		2.97		1.84		1.84		3.33		515
9.36	16.84	2,888	2.49	(d)	2.49	(d)	1.86	(d)	1.86	(d)	3.30		220

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS® TR Fund	PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Assets:
Investments, at value	$5,869,831	$2,043,241	$1,255,282	$3,630,781	$1,061,424
Investments in Affiliates, at value	727,787	542,185	115,070	357,800	134,360
Repurchase agreements, at value	584	0	3,581	291,600	345
Cash	535	93	0	4,683	0
Deposits with counterparty	71	2,399	71	31	48
Foreign currency, at value	453	20,520	102	5,866	253
Receivable for investments sold	150,447	13,110	223,126	588,079	62,291
Receivable for Fund shares sold	1,782	23,118	3,141	0	176
Interest and dividends receivable	28,468	9,366	4,169	12,227	4,914
Dividends receivable from Affiliates	244	111	54	248	46
Variation margin receivable on financial derivative instruments	681	4,901	44	176	84
OTC swap premiums paid	13,010	6,163	1,592	52	1,623
Unrealized appreciation on foreign currency contracts	5,344	2,773	480	1,505	928
Unrealized appreciation on OTC swap agreements	222,861	36,824	23,735	27,162	34,631
Other assets	0	0	0	0	0
	7,022,098	2,704,804	1,630,447	4,920,210	1,301,123

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0
Payable for investments purchased	1,006,672	394,511	461,208	1,289,717	236,965
Payable for investments in Affiliates purchased	245	110	54	248	46
Payable for sale-buyback financing transactions	0	0	0	292,256	2,881
Payable for short sales	13,124	545	9,666	30,554	7,630
Deposits from counterparty	128,805	19,385	17,035	54,937	53,172
Payable for Fund shares redeemed	5	451	1,187	0	36
Overdraft due to custodian	0	0	51	0	5
Written options outstanding	2,900	1,126	417	7,019	403
Accrued investment advisory fees	3,582	877	438	1,389	288
Accrued supervisory and administrative fees	1,686	356	248	589	188
Accrued distribution fees	0	17	68	0	3
Accrued servicing fees	0	14	34	0	2
Variation margin payable on financial derivative instruments	13	44	3	368	1
Reimbursement to PIMCO	0	0	0	25	0
OTC swap premiums received	8,907	5,686	2,907	219	1,823
Unrealized depreciation on foreign currency contracts	10,717	6,656	3,219	4,418	3,540
Unrealized depreciation on OTC swap agreements	35,101	17,128	4,545	81,537	186
Other liabilities	3	1	1	0	0
	1,211,760	446,907	501,081	1,763,276	307,169

Net Assets	$5,810,338	$2,257,897	$1,129,366	$3,156,934	$993,954

Net Assets Consist of:
Paid in capital	$5,508,721	$2,729,143	$1,033,125	$2,920,910	$953,651
Undistributed (overdistributed) net investment income	125,864	3,008	26,389	17,991	(15,153)
Accumulated undistributed net realized gain (loss)	(203,918)	(570,266)	27,766	224,588	(8,112)
Net unrealized appreciation (depreciation)	379,671	96,012	42,086	(6,555)	63,568
	$5,810,338	$2,257,897	$1,129,366	$3,156,934	$993,954

Cost of Investments	$5,671,929	$1,966,225	$1,230,641	$3,578,886	$1,030,520
Cost of Investments in Affiliates	$727,805	$542,187	$115,075	$357,806	$134,363
Cost of Repurchase Agreements	$584	$0	$3,581	$291,600	$345
Cost of Foreign Currency Held	$455	$20,544	$103	$5,868	$253
Proceeds Received on Short Sales	$13,128	$546	$9,654	$30,194	$7,632
Premiums Received on Written Options	$4,780	$4,066	$720	$6,749	$692

38	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$230,659	$543,437	$498,592	$1,048,872	$711,608	$778,518	$3,016,210
5,026	57,016	27,702	44,362	99,039	119,945	994,425
7,476	900	494	13,568	9,872	4,400	119,183
0	79	31	3	1	782	816
23	38	0	36,771	0	65	69
65	18	283	96	23	736	20,171
26,492	50,251	131,333	77,828	2,258	51,944	147,374
377	1,502	0	3,770	273	2,303	332,837
881	2,277	1,992	2,356	7,527	3,097	14,291
1	23	28	19	25	39	155
64	71	3	1	0	54	17,264
690	1,093	465	2,024	19	898	4,039
719	202	519	504	200	272	2,625
4,588	11,633	251	15,478	305	7,599	3,924
0	0	0	0	0	0	5
277,061	668,540	661,693	1,245,652	831,150	970,652	4,673,388

$0	$0	$0	$0	$1,710	$0	$615
51,544	184,076	194,056	120,771	6,276	210,807	736,322
1	23	28	19	25	39	155
0	0	0	0	0	0	20,356
9,765	4,360	5,302	23,422	1,105	5,465	29,370
11,848	11,756	14,696	12,167	3,352	7,350	6,997
53	189	0	311	1,810	783	1,996
0	0	0	0	0	0	0
198	173	1,688	52	515	261	1,162
65	145	194	197	208	201	755
50	106	82	218	142	183	514
10	35	0	20	0	81	31
5	19	0	25	0	27	27
11	1,954	55	3,941	3,587	2,920	41
0	0	10	0	0	0	0
273	1,171	227	2,738	0	1,067	3,047
3,504	1,708	1,084	4,053	187	1,744	6,401
672	111	194	537	1,467	115	867
0	0	0	0	0	0	0
77,999	205,826	217,616	168,471	20,384	231,043	808,656

$199,062	$462,714	$444,077	$1,077,181	$810,766	$739,609	$3,864,732

$199,512	$581,836	$395,440	$1,212,039	$640,002	$734,410	$4,439,508
(8,245)	(7,621)	9,324	(1,262)	9,475	1,179	29,506
6,020	(131,938)	27,034	(157,991)	86,689	(24,754)	(715,817)
1,775	20,437	12,279	24,395	74,600	28,774	111,535
$199,062	$462,714	$444,077	$1,077,181	$810,766	$739,609	$3,864,732

$227,269	$526,364	$485,700	$1,039,938	$639,405	$757,296	$2,917,523
$5,026	$57,018	$27,707	$44,362	$99,033	$119,941	$994,437
$7,476	$900	$494	$13,568	$9,872	$4,400	$119,183
$65	$20	$285	$97	$23	$740	$20,194
$9,787	$4,361	$5,261	$23,433	$1,105	$5,466	$29,373
$255	$291	$1,599	$281	$1,348	$485	$2,663

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS® TR Fund	PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Net Assets:
Institutional Class	$5,799,295	$2,123,103	$659,117	$3,156,934	$958,077
Class P	11,031	25,815	58,537	NA	14,079
Administrative Class	12	NA	18,148	NA	12
Class D	NA	31,232	198,480	NA	12,939
Class A	NA	58,019	139,776	NA	6,860
Class B	NA	NA	NA	NA	NA
Class C	NA	19,728	55,308	NA	1,987
Class R	NA	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	553,572	498,217	108,344	267,422	148,512
Class P	1,051	6,069	9,643	NA	2,175
Administrative Class	1	NA	3,021	NA	2
Class D	NA	7,459	33,509	NA	2,030
Class A	NA	13,828	23,567	NA	1,080
Class B	NA	NA	NA	NA	NA
Class C	NA	4,682	9,704	NA	321
Class R	NA	NA	NA	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$10.48	$4.26	$6.08	$11.81	$6.45
Class P	10.50	4.25	6.07	NA	6.47
Administrative Class	10.47	NA	6.01	NA	6.42
Class D	NA	4.19	5.92	NA	6.38
Class A	NA	4.20	5.93	NA	6.35
Class B	NA	NA	NA	NA	NA
Class C	NA	4.21	5.70	NA	6.19
Class R	NA	NA	NA	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

40	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$136,052	$231,380	$444,077	$881,069	$810,766	$224,236	$3,531,688
246	17,486	NA	2,988	NA	26,904	82,157
NA	NA	NA	3,638	NA	NA	NA
35,130	108,551	NA	52,549	NA	335,811	74,830
20,471	76,455	NA	81,790	NA	111,744	145,111
664	NA	NA	1,456	NA	1,285	NA
6,499	28,842	NA	50,394	NA	39,629	30,946
NA	NA	NA	3,297	NA	NA	NA

20,279	28,073	35,098	97,883	88,136	23,951	967,738
37	2,127	NA	332	NA	2,885	22,549
NA	NA	NA	419	NA	NA	NA
5,389	13,365	NA	6,133	NA	36,361	21,142
3,144	9,367	NA	9,478	NA	11,984	40,928
106	NA	NA	176	NA	142	NA
1,049	3,687	NA	6,014	NA	4,406	8,919
NA	NA	NA	374	NA	NA	NA

$6.71	$8.24	$12.65	$9.00	$9.20	$9.36	$3.65
6.70	8.22	NA	9.01	NA	9.32	3.64
NA	NA	NA	8.67	NA	NA	NA
6.52	8.12	NA	8.57	NA	9.24	3.54
6.51	8.16	NA	8.63	NA	9.32	3.55
6.23	NA	NA	8.29	NA	9.05	NA
6.20	7.82	NA	8.38	NA	8.99	3.47
NA	NA	NA	8.81	NA	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS® TR Fund	PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Investment Income:
Interest, net of foreign taxes*	$60,067	$24,455	$7,454	$18,460	$9,494
Dividends	162	370	34	47	450
Dividends from Affiliate investments	907	255	142	902	229
Total Income	61,136	25,080	7,630	19,409	10,173

Expenses:
Investment advisory fees	21,486	4,583	2,116	7,394	1,772
Supervisory and administrative fees	10,113	1,888	1,207	3,133	1,152
Distribution and/or servicing fees - Administrative Class	0	0	10	0	0
Distribution and/or servicing fees - Class D	0	42	160	0	14
Distribution fees - Class B	0	0	0	0	0
Distribution fees - Class C	0	76	157	0	7
Distribution fees - Class R	0	0	0	0	0
Servicing fees - Class A	0	72	135	0	7
Servicing fees - Class B	0	0	0	0	0
Servicing fees - Class C	0	26	52	0	2
Servicing fees - Class R	0	0	0	0	0
Trustees’ fees	3	1	0	1	1
Interest expense	97	51	10	29	18
Miscellaneous expense	0	0	0	25	0
Total Expenses	31,699	6,739	3,847	10,582	2,973

Net Investment Income	29,437	18,341	3,783	8,827	7,200

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	87,210	30,554	9,648	45,370	21,405
Net realized gain on Affiliate investments	74	28	18	99	4
Net realized gain (loss) on futures contracts	4,733	(26,684)	2,119	(703)	882
Net realized gain (loss) on written options	10,917	11,434	1,547	86	1,277
Net realized gain (loss) on swaps	(289,607)	19,441	38,937	178,123	(21,943)
Net realized gain (loss) on foreign currency transactions	(3,125)	(581)	15	1,148	(2,909)
Net change in unrealized appreciation on investments	144,499	31,451	20,902	50,140	27,951
Net change in unrealized appreciation (depreciation) on Affiliate investments	(19)	(2)	(5)	(31)	(4)
Net change in unrealized appreciation (depreciation) on futures contracts	4,443	14,961	719	(312)	799
Net change in unrealized appreciation (depreciation) on written options	(2,349)	(8,842)	(810)	(233)	(401)
Net change in unrealized appreciation (depreciation) on swaps	300,182	(5,996)	8,741	(54,758)	12,832
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,143)	1,107	(1,882)	(2,376)	(1,712)
Net Gain (Loss)	254,815	66,871	79,949	216,553	38,181

Net Increase in Net Assets Resulting from Operations	$284,252	$85,212	$83,732	$225,380	$45,381

* Foreign tax withholdings	$1	$1	$0	$0	$0

42	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$2,062	$4,375	$4,289	$9,728	$11,921	$5,903	$26,884
268	0	0	164	0	31	484
6	63	115	188	122	131	465
2,336	4,438	4,404	10,080	12,043	6,065	27,833

354	803	1,212	1,438	1,090	989	3,986
266	588	513	1,550	748	878	2,769
0	0	0	4	0	0	0
25	107	0	24	0	250	97
3	0	0	6	0	5	0
20	91	0	120	0	109	110
0	0	0	3	0	0	0
18	76	0	95	0	108	170
1	0	0	2	0	2	0
7	30	0	60	0	37	37
0	0	0	3	0	0	0
0	0	0	1	0	0	1
20	8	5	39	37	4	46
0	0	10	0	0	0	0
714	1,703	1,740	3,345	1,875	2,382	7,216

1,622	2,735	2,664	6,735	10,168	3,683	20,617

2,791	5,990	6,172	5,946	2,571	4,466	26,000
0	7	9	46	39	7	75
71	16,157	(128)	46,109	48,400	27,146	(157,184)
0	941	0	65	(387)	1,100	5,229
(2,015)	8,479	19,834	16,171	6,827	8,272	3,952
2,470	819	(34)	4,525	(45)	(395)	(6,686)
6,476	11,632	10,863	10,399	35,501	17,411	69,337
1	(2)	(6)	(29)	(22)	4	(12)
(29)	(8,470)	(27)	(31,541)	(9,650)	(5,899)	58,787
25	(593)	(70)	7	727	(543)	(3,127)
(346)	(5,473)	(12,756)	(5,917)	(4,005)	(4,240)	(11,487)
(3,315)	(832)	(325)	(2,867)	265	(977)	(681)
6,129	28,655	23,532	42,914	80,221	46,352	(15,797)

$7,751	$31,390	$26,196	$49,649	$90,389	$50,035	$4,820

$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Statements of Changes in Net Assets

	PIMCO EM Fundamental IndexPLUS® TR Strategy Fund		PIMCO Fundamental Advantage Total Return Strategy Fund		PIMCO Fundamental IndexPLUS® TR Fund		PIMCO International Fundamental IndexPLUS® TR Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from September 30, 2011 to March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$29,437	$46,706	$18,341	$74,235	$3,783	$10,336	$8,827	$1,933
Net realized gain (loss)	(189,872)	123,014	34,164	(141,422)	52,266	82,760	224,024	39,874
Net realized gain (loss) on Affiliate investments	74	(348)	28	(114)	18	(49)	99	16
Net change in unrealized appreciation (depreciation)	444,632	(204,106)	32,681	(17,109)	27,670	2,245	(7,539)	990
Net change in unrealized appreciation (depreciation) on Affiliate investments	(19)	(37)	(2)	(162)	(5)	(9)	(31)	25
Net increase (decrease) resulting from operations	284,252	(34,771)	85,212	(84,572)	83,732	95,283	225,380	42,838

Distributions to Shareholders:
From net investment income
Institutional Class	(24,947)	(106,654)	(5,560)	(212,173)	(24,957)	(49,434)	(22,484)	(9,710)
Class P	(53)	(72)	(100)	(2,319)	(2,212)	(1,871)	0	0
Administrative Class	0	0	0	0	(442)	(76)	0	0
Class D	0	0	(50)	(5,034)	(7,182)	(8,606)	0	0
Class A	0	0	(81)	(7,186)	(5,516)	(8,783)	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	(1)	(1,880)	(2,102)	(3,017)	0	0
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(25,000)	(106,726)	(5,792)	(228,592)	(42,411)	(71,787)	(22,484)	(9,710)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	833,272	2,459,479	537,966	(2,904,364)	489,387	185,823	1,695,915	1,224,995

Total Increase (Decrease) in Net Assets	1,092,524	2,317,982	617,386	(3,217,528)	530,708	209,319	1,898,811	1,258,123

Net Assets:
Beginning of period	4,717,814	2,399,832	1,640,511	4,858,039	598,658	389,339	1,258,123	0
End of period*	$5,810,338	$4,717,814	$2,257,897	$1,640,511	$1,129,366	$598,658	$3,156,934	$1,258,123

*Including undistributed (overdistributed) net investment income of:	$125,864	$121,427	$3,008	$(9,541)	$26,389	$65,017	$17,991	$31,648

**	See note 14 in the Notes to Financial Statements.

44	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		PIMCO Small Cap StocksPLUS® TR Fund		PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund		PIMCO StocksPLUS® Fund

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from September 30, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$7,200	$10,264	$1,622	$4,659	$2,735	$6,854	$2,664	$1,481	$6,735	$13,726
(1,288)	(40,039)	3,317	2,941	32,386	10,279	25,844	48,130	72,816	88,310
4	(73)	0	14	7	38	9	43	46	(78)
39,469	17,909	2,811	(1,595)	(3,736)	2,071	(2,315)	14,599	(29,919)	21,682
(4)	(11)	1	(2)	(2)	(14)	(6)	1	(29)	(23)
45,381	(11,950)	7,751	6,017	31,390	19,228	26,196	64,254	49,649	123,617

(2,920)	(21,057)	(6,214)	(6,629)	(4,194)	(8,833)	(17,786)	(24,028)	(16,686)	(66,066)
(49)	(6)	(8)	0	(257)	(169)	0	0	(59)	(61)
0	0	0	0	0	0	0	0	(85)	(157)
(20)	(271)	(1,478)	(1,172)	(1,699)	(3,964)	0	0	(698)	(352)
(11)	(247)	(888)	(1,083)	(1,223)	(2,643)	0	0	(1,346)	(3,541)
0	0	(30)	(95)	0	0	0	0	(18)	(134)
0	(67)	(282)	(413)	(379)	(927)	0	0	(727)	(2,087)
0	0	0	0	0	0	0	0	(48)	(118)

0	0	0	(2,891)	0	0	0	0	0	(77,786)
0	0	0	0	0	0	0	0	0	(88)
0	0	0	0	0	0	0	0	0	(186)
0	0	0	(196)	0	0	0	0	0	(301)
0	0	0	(179)	0	0	0	0	0	(4,229)
0	0	0	(17)	0	0	0	0	0	(180)
0	0	0	(75)	0	0	0	0	0	(2,757)
0	0	0	0	0	0	0	0	0	(154)

(3,000)	(21,648)	(8,900)	(12,750)	(7,752)	(16,536)	(17,786)	(24,028)	(19,667)	(158,197)

12,654	567,585	55,866	(45,243)	88,627	(45,755)	18,205	377,236	(414,996)	144,811

55,035	533,987	54,717	(51,976)	112,265	(43,063)	26,615	417,462	(385,014)	110,231

938,919	404,932	144,345	196,321	350,449	393,512	417,462	0	1,462,195	1,351,964
$993,954	$938,919	$199,062	$144,345	$462,714	$350,449	$444,077	$417,462	$1,077,181	$1,462,195

$(15,153)	$(19,353)	$(8,245)	$(967)	$(7,621)	$(2,604)	$9,324	$24,446	$(1,262)	$11,670

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Total Return Fund		PIMCO StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,168	$19,836	$3,683	$7,799	$20,617	$38,858
Net realized gain (loss)	57,366	64,316	40,589	24,686	(128,689)	(51,866)
Net realized gain (loss) on Affiliate investments	39	14	7	(38)	75	(262)
Net change in unrealized appreciation (depreciation)	22,838	34,914	5,752	14,378	112,829	(7,855)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(22)	24	4	1	(12)	(26)
Net increase (decrease) resulting from operations	90,389	119,104	50,035	46,826	4,820	(21,151)

Distributions to Shareholders:
From net investment income
Institutional Class	(12,828)	(12,741)	(3,537)	(9,813)	(21,439)	(40,568)
Class P	0	0	(337)	(149)	(720)	(876)
Class D	0	0	(4,341)	(3,682)	(607)	(2,740)
Class A	0	0	(1,604)	(3,077)	(863)	(5,099)
Class B	0	0	(13)	(88)	0	0
Class C	0	0	(428)	(843)	(100)	(683)
From net realized capital gains
Institutional Class	0	(31,178)	0	0	0	0

Total Distributions	(12,828)	(43,919)	(10,260)	(17,652)	(23,729)	(49,966)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	208,757	(41,739)	308,984	(32,701)	2,147,097	205,576

Total Increase (Decrease) in Net Assets	286,318	33,446	348,759	(3,527)	2,128,188	134,459

Net Assets:
Beginning of period	524,448	491,002	390,850	394,377	1,736,544	1,602,085
End of period*	$810,766	$524,448	$739,609	$390,850	$3,864,732	$1,736,544

*Including undistributed net investment income of:	$9,475	$12,135	$1,179	$7,756	$29,506	$32,618

**	See note 14 in the Notes to Financial Statements.

46	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.466% due 11/17/2013		$4,000	$4,008
2.716% due 05/02/2016		3,750	3,741
Springleaf Financial Funding Co.
5.500% due 05/10/2017		9,100	8,927

Total Bank Loan Obligations (Cost $16,400)			16,676

CORPORATE BONDS & NOTES 23.0%

BANKING & FINANCE 16.5%
Ally Financial, Inc.
6.750% due 12/01/2014		150	160
7.500% due 09/15/2020		600	691
8.300% due 02/12/2015		2,100	2,331
American Express Bank FSB
5.550% due 10/17/2012		600	601
American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,503
American International Group, Inc.
3.750% due 11/30/2013		6,960	7,147
5.600% due 10/18/2016		700	798
5.850% due 01/16/2018		2,400	2,791
8.000% due 05/22/2068	EUR	1,300	1,876
8.175% due 05/15/2068		$9,600	11,796
Banco do Brasil S.A.
3.284% due 07/02/2014		1,500	1,509
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,841
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,948
4.500% due 04/06/2015		2,500	2,578
Bank of America Corp.
6.000% due 09/01/2017		11,770	13,632
6.500% due 08/01/2016		1,800	2,084
7.625% due 06/01/2019		6,005	7,510
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	112
Bank of Montreal
2.850% due 06/09/2015		400	425
Bank of Nova Scotia
1.650% due 10/29/2015		900	930
1.950% due 01/30/2017		200	210
Banque PSA Finance S.A.
2.361% due 04/04/2014		3,500	3,432
Barclays Bank PLC
10.179% due 06/12/2021		400	522
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	742
6.500% due 03/10/2021		6,200	6,823
7.250% due 04/22/2020		900	979
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,415
7.250% due 02/01/2018		36,900	46,109
BNP Paribas S.A.
1.358% due 01/10/2014		6,100	6,104
BPCE S.A.
2.375% due 10/04/2013		400	402
5.250% due 07/30/2014 (d)	EUR	700	739
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,500	3,664
Capital One Capital
10.250% due 08/15/2039		3,800	3,933
CBA Capital Trust
5.805% due 06/30/2015 (d)		1,900	1,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group, Inc.
5.250% due 04/01/2014		$1,200	$1,257
Citigroup, Inc.
0.678% due 06/09/2016		30,500	28,213
1.285% due 02/15/2013		1,000	1,002
1.906% due 01/13/2014		2,700	2,723
2.438% due 08/13/2013		1,000	1,014
4.875% due 05/07/2015		4,795	5,103
5.000% due 09/15/2014		10,000	10,553
5.500% due 04/11/2013		2,600	2,664
5.500% due 10/15/2014		1,700	1,834
8.125% due 07/15/2039		25,000	37,287
8.500% due 05/22/2019		12,065	15,980
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	400	470
8.125% due 10/26/2019 (d)		300	428
8.375% due 10/13/2019 (d)		$6,000	5,865
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		2,700	3,023
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (d)		3,900	3,179
Dexia Credit Local S.A.
0.927% due 04/29/2014		1,800	1,749
2.750% due 01/10/2014		1,500	1,514
2.750% due 04/29/2014		2,400	2,437
DNB Bank ASA
3.200% due 04/03/2017		1,800	1,882
Eksportfinans ASA
2.000% due 09/15/2015		1,000	936
5.500% due 05/25/2016		8,300	8,474
Export-Import Bank of Korea
4.000% due 01/29/2021		1,800	1,971
5.125% due 06/29/2020		400	470
5.875% due 01/14/2015		1,500	1,655
8.125% due 01/21/2014		3,400	3,710
Fifth Third Bancorp
0.799% due 12/20/2016		2,000	1,903
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		10,100	10,307
8.000% due 06/01/2014		100	110
General Electric Capital Corp.
0.650% due 10/06/2015		1,500	1,478
5.500% due 09/15/2067	EUR	100	127
General Electric Capital Services, Inc.
7.500% due 08/21/2035		$30,000	41,209
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,697
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$5,000	5,814
6.150% due 04/01/2018		4,300	5,026
6.250% due 09/01/2017		3,900	4,577
6.750% due 10/01/2037		13,800	14,844
GSPA Monetization Trust
6.422% due 10/09/2029		1,646	1,590
HBOS PLC
1.112% due 09/06/2017		4,000	3,264
6.750% due 05/21/2018		1,300	1,326
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,531
ING Bank NV
1.808% due 06/09/2014		2,100	2,108
2.500% due 01/14/2016		600	622
International Lease Finance Corp.
6.500% due 09/01/2014		8,300	8,964
6.750% due 09/01/2016		700	790
Intesa Sanpaolo SpA
2.831% due 02/24/2014		2,300	2,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/24/2021		$21,100	$20,647
IPIC GMTN Ltd.
5.000% due 11/15/2020		500	549
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	6,300	8,107
1.112% due 09/30/2013		$5,400	5,431
1.139% due 05/02/2014		22,000	22,166
5.750% due 01/02/2013		200	203
KeyBank N.A.
7.413% due 10/15/2027		3,050	3,385
Korea Development Bank
3.000% due 09/14/2022		9,100	9,135
3.500% due 08/22/2017		2,400	2,589
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,060
LBG Capital PLC
8.000% due 06/15/2020 (d)		1,200	1,157
8.500% due 12/17/2021 (d)		100	93
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	23,049
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,401
Merrill Lynch & Co., Inc.
0.675% due 01/31/2014	EUR	3,300	4,191
1.149% due 09/15/2026		$36,000	26,621
6.875% due 04/25/2018		300	360
Morgan Stanley
1.427% due 04/29/2013		800	801
2.937% due 05/14/2013		3,800	3,838
5.950% due 12/28/2017		600	675
6.000% due 04/28/2015		31,300	33,942
7.300% due 05/13/2019		13,600	16,072
National Australia Bank Ltd.
1.178% due 04/11/2014		13,200	13,289
Nationwide Building Society
6.250% due 02/25/2020		500	575
New York Life Global Funding
4.650% due 05/09/2013		200	205
Nordea Bank AB
2.125% due 01/14/2014		500	506
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,946
PKO Finance AB
4.630% due 09/26/2022		3,700	3,720
PNC Preferred Funding Trust
2.039% due 03/15/2017 (d)		2,000	1,660
Progressive Corp.
6.700% due 06/15/2067		16,400	17,794
Rabobank Group
6.875% due 03/19/2020	EUR	4,900	6,643
RCI Banque S.A.
2.328% due 04/11/2014		$8,400	8,232
Regions Bank
7.500% due 05/15/2018		21,800	25,779
Royal Bank of Scotland Group PLC
2.014% due 03/30/2015 (l)	CAD	6,300	5,428
6.934% due 04/09/2018	EUR	8,700	11,417
6.990% due 10/05/2017 (d)		$800	728
7.640% due 09/29/2017 (d)		600	497
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		1,600	2,010
Santander Issuances S.A.U.
5.911% due 06/20/2016		200	198
7.300% due 07/27/2019	GBP	5,600	8,518
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,407

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
5.000% due 04/15/2015		$7,900	$8,384
8.000% due 03/25/2020		3,600	4,176
SLM Corp. CPI Linked Bond
3.242% due 04/01/2014		4,202	4,205
3.789% due 11/21/2013		4,345	4,433
Societe Generale S.A.
1.508% due 04/11/2014		33,400	33,286
5.922% due 04/05/2017 (d)		300	243
SSIF Nevada LP
1.155% due 04/14/2014		21,200	21,304
State Bank of India
2.603% due 01/21/2016		800	787
4.500% due 07/27/2015		1,000	1,041
Stone Street Trust
5.902% due 12/15/2015		3,200	3,368
Temasek Financial Ltd.
4.300% due 10/25/2019		300	342
Toyota Motor Credit Corp.
0.908% due 10/11/2013		24,200	24,305
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		900	864
UBS AG
2.250% due 08/12/2013		6,750	6,839
5.110% due 08/26/2013	AUD	10,902	11,346
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$19,700	19,602
USB Capital
3.500% due 10/29/2012 (d)		3,700	3,175
USB Realty Corp.
1.602% due 01/15/2017 (d)		30,200	25,068
Wachovia Corp.
0.635% due 08/01/2013		500	500
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		52,600	60,621
Westpac Banking Corp.
1.092% due 03/31/2014		6,400	6,438
Weyerhaeuser Co.
7.375% due 03/15/2032		9,600	11,433

			957,035

INDUSTRIALS 5.5%
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,747
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,815
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		6,700	6,750
Asciano Finance Ltd.
5.000% due 04/07/2018		20,000	21,510
Braskem Finance Ltd.
5.750% due 04/15/2021		800	852
7.000% due 05/07/2020		4,700	5,429
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)		12,400	12,749
Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,374
CSN Islands Corp.
6.875% due 09/21/2019		5,100	5,712
CSN Resources S.A.
6.500% due 07/21/2020		3,700	4,005
Daimler Finance North America LLC
1.599% due 09/13/2013		1,600	1,612
1.788% due 07/11/2013		25,600	25,795
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dow Chemical Co.
6.000% due 10/01/2012		$200	$200
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,154
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	327
HJ Heinz Co.
5.350% due 07/15/2013		16,700	17,338
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,104
7.625% due 04/09/2019		800	1,031
Kellogg Co.
5.125% due 12/03/2012		8,500	8,568
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		10,145	12,325
Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,428
5.250% due 10/01/2013		4,113	4,294
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,045
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	411
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	173
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,677
5.875% due 03/01/2018		100	115
President and Fellows of Harvard College
6.500% due 01/15/2039		200	308
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	6,880
Sanofi
0.672% due 03/28/2014		34,990	35,164
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		2,000	2,008
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013		41,000	41,396
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	20,850
Total Capital Canada Ltd.
0.835% due 01/17/2014		16,862	16,952
Vale Overseas Ltd.
8.250% due 01/17/2034		1,200	1,567
Volkswagen International Finance NV
0.911% due 10/01/2012		7,600	7,600

			322,743

UTILITIES 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		300	391
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,039
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	106
Duke Energy Corp.
5.650% due 06/15/2013		2,225	2,305
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		700	748
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,100	5,281
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		6,500	6,470
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,273
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		500	535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NRG Energy, Inc.
7.375% due 01/15/2017	$1,100	$1,145
8.250% due 09/01/2020	1,200	1,314
NV Energy, Inc.
6.250% due 11/15/2020	1,000	1,161
Petroleos Mexicanos
5.500% due 06/27/2044	1,200	1,323
8.000% due 05/03/2019	100	131
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,700	1,889
7.875% due 06/10/2019	3,000	3,885
Qwest Corp.
3.639% due 06/15/2013	2,000	2,011
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	252	285
5.832% due 09/30/2016	711	779
6.750% due 09/30/2019	1,000	1,258
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,601
7.250% due 02/02/2020	4,700	5,712
7.500% due 03/13/2013	800	824
7.500% due 07/18/2016	300	348
7.875% due 03/13/2018	1,300	1,580
Verizon Communications, Inc.
0.972% due 03/28/2014	5,600	5,645
Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	4,820

		56,859

Total Corporate Bonds & Notes (Cost $1,266,303)		1,336,637

MUNICIPAL BONDS & NOTES 5.3%

ARIZONA 0.2%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2029	10,000	12,210

CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	718
7.043% due 04/01/2050	1,100	1,594
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,510
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,000	2,340
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	240
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	9,000	9,029
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	5,089
6.603% due 07/01/2050	1,000	1,463
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	921
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,238
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,599

48	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$2,900	$3,884
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	114
7.021% due 08/01/2040	100	113
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	529
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	202
6.548% due 05/15/2048	7,355	9,670

		49,253

CONNECTICUT 0.6%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	25,900	32,308

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,392

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,137
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,994
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	8,695
Cook County, Illinois Township High School District No. 21 J Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	500	417

		18,243

KANSAS 0.3%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2032	13,700	15,846

LOUISIANA 0.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	898
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025	7,000	8,677

		9,575

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	3,800	4,728

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	$200	$285
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	324

		609

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	1,500	1,502
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,428
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	4,700	5,473

		8,403

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	6,513
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	4,000	4,489
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,475
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,141
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	574
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2030	3,800	4,558
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	600	678
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	14,605	18,444
5.000% due 03/15/2026	12,400	15,182
5.000% due 12/15/2030	4,900	5,933
5.000% due 03/15/2031	1,500	1,786
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	7,385	9,043
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,254
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,000	1,243

		76,313

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,461
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	$6,000	$6,756
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	5,006

		13,842

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	119

TEXAS 0.4%
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.000% due 02/01/2023	9,100	11,606
North Texas Municipal Water District Revenue Bonds, Series 2012
5.250% due 09/01/2023	7,600	9,717
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,384

		24,707

VIRGINIA 0.5%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	24,375	29,671

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,962
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	6,300	7,889

		10,851

Total Municipal Bonds & Notes (Cost $287,622)		309,190

U.S. GOVERNMENT AGENCIES 31.0%
Fannie Mae
0.567% due 07/25/2037	863	868
0.597% due 07/25/2037	844	849
0.617% due 09/25/2035	744	741
0.627% due 09/25/2035	1,265	1,273
0.667% due 09/25/2035	570	574
0.717% due 09/25/2041	23,472	23,647
0.875% due 08/28/2017 - 10/26/2017	62,300	62,691
0.937% due 06/25/2037	1,724	1,741
0.947% due 06/25/2040	6,844	6,904
0.957% due 03/25/2040	1,648	1,670
1.250% due 01/30/2017	11,100	11,406
2.310% due 08/01/2022	400	411
2.500% due 05/01/2027 - 11/01/2027	72,905	76,631
2.870% due 09/01/2027	4,100	4,187
3.000% due 10/01/2027 - 11/01/2042	68,000	72,033
3.430% due 03/01/2022	11,395	12,701
3.500% due 09/01/2013 - 11/01/2042	480,457	513,818
4.000% due 07/01/2013 - 11/01/2042	344,630	371,613

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 07/01/2020 - 10/01/2042	$130,973	$142,176
5.000% due 02/13/2017 - 07/01/2035	31,007	34,274
5.375% due 06/12/2017	2,200	2,670
5.500% due 09/01/2025 - 11/01/2042	92,081	101,079
6.000% due 11/01/2032 - 10/01/2042	10,094	11,183
Farm Credit Bank
7.561% due 12/15/2013 (d)	10,257	10,391
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	7,128	7,110
Freddie Mac
0.721% due 09/15/2041	12,627	12,702
0.771% due 07/15/2041	2,292	2,307
0.921% due 08/15/2037	1,498	1,516
0.931% due 10/15/2037	336	339
0.941% due 05/15/2037 - 09/15/2037	1,594	1,609
1.000% due 03/08/2017 - 09/29/2017	56,800	57,583
1.000% due 06/29/2017 (i)	60,200	60,956
1.250% due 05/12/2017 - 08/01/2019	5,200	5,289
1.750% due 05/30/2019	11,600	12,036
2.375% due 01/13/2022	20,900	21,976
3.750% due 03/27/2019	900	1,051
4.000% due 10/01/2042	10,000	10,752
4.500% due 08/01/2040 - 10/01/2042	125,666	135,968
5.000% due 02/16/2017	1,500	1,784
5.500% due 08/23/2017 - 11/01/2037	873	994
Small Business Administration
6.220% due 12/01/2028	69	81

Total U.S. Government Agencies (Cost $1,771,441)		1,799,584

U.S. TREASURY OBLIGATIONS 15.3%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(i)	28,200	29,288
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	9,920	10,832
0.125% due 07/15/2022	11,358	12,424
0.625% due 07/15/2021 (i)	54,183	62,048
0.750% due 02/15/2042 (h)(i)	68,240	74,382
1.125% due 01/15/2021	3,037	3,598
1.250% due 07/15/2020	6,724	8,045
1.750% due 01/15/2028 (i)	20,561	26,682
2.000% due 01/15/2026	11,082	14,584
2.375% due 01/15/2025	48,498	65,942
2.375% due 01/15/2027 (h)(i)	93,276	129,005
2.500% due 01/15/2029 (h)(i)	46,955	67,296
3.875% due 04/15/2029	6,411	10,671
U.S. Treasury Notes
0.500% due 07/31/2017	27,600	27,475
0.750% due 06/30/2017 (g)	55,400	55,841
0.875% due 07/31/2019	56,800	56,299
1.000% due 06/30/2019 (i)	93,200	93,251
1.000% due 08/31/2019	20,600	20,565
1.000% due 09/30/2019 (a)	13,200	13,162
1.125% due 05/31/2019	14,700	14,849
1.750% due 05/15/2022	100	101
2.625% due 04/30/2018	21,200	23,386
2.875% due 03/31/2018	1,700	1,898
3.375% due 11/15/2019	9,900	11,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 08/15/2019		$4,000	$4,701
3.625% due 02/15/2020		42,000	49,524

Total U.S. Treasury Obligations (Cost $853,973)			887,334

MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Assets LLC
0.337% due 10/25/2046		26,506	16,471
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	10,469	13,506
1.545% due 05/16/2047		139	179
1.745% due 05/16/2047		1,800	2,358
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$9,678	9,878
Banc of America Funding Corp.
0.499% due 06/20/2047		3,600	1,796
5.006% due 02/20/2035		4,644	4,677
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		1,574	1,576
Banc of America Mortgage Trust
3.111% due 06/25/2035		3,306	3,036
Banc of America Re-REMIC Trust
5.830% due 02/24/2051		4,900	5,638
BCAP LLC Trust
3.521% due 12/26/2035		8,668	7,401
4.825% due 12/26/2037		166	165
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,922	1,886
2.633% due 08/25/2035		2,039	2,067
Bear Stearns Alt-A Trust
0.377% due 08/25/2036		6,491	3,090
Chase Mortgage Finance Corp.
4.648% due 12/25/2035		2,708	2,575
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037		947	503
2.530% due 03/25/2036		2,280	2,068
2.901% due 03/25/2034		1,858	1,848
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		2,369	1,698
0.417% due 05/25/2036		6,507	4,091
Credit Suisse First Boston Mortgage Securities Corp.
2.723% due 02/25/2034		1,531	1,531
Deutsche ALT-A Securities, Inc.
0.547% due 02/25/2036		36,726	21,471
Downey Savings & Loan Association Mortgage Loan Trust
0.629% due 09/19/2044		676	559
Eclipse Ltd.
0.929% due 01/25/2020	GBP	8,527	12,618
European Loan Conduit
0.495% due 05/15/2019	EUR	152	176
Extended Stay America Trust
2.951% due 11/05/2027		$4,539	4,565
First Horizon Mortgage Pass-Through Trust
2.591% due 10/25/2035		741	644
Granite Master Issuer PLC
0.399% due 12/20/2054		4,951	4,850
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	158	201
0.991% due 09/20/2044	GBP	3,135	4,989
1.011% due 09/20/2044		842	1,334
1.163% due 01/20/2044		128	204
GSR Mortgage Loan Trust
2.646% due 09/25/2035		$995	1,000
Harborview Mortgage Loan Trust
0.469% due 01/19/2036		7,298	4,724
0.559% due 06/20/2035		1,890	1,729

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	1,300	$1,692
Homebanc Mortgage Trust
0.527% due 03/25/2035		$5,391	3,894
Indymac Index Mortgage Loan Trust
0.477% due 06/25/2035		607	458
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		3,100	3,605
4.928% due 09/12/2037		5,037	5,184
5.447% due 06/12/2047		1,247	1,327
JPMorgan Mortgage Trust
3.008% due 07/25/2035		5,574	5,530
3.029% due 08/25/2035^		1,235	1,079
5.500% due 04/25/2036		1,631	1,641
5.750% due 01/25/2036		58	54
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		555	555
Merrill Lynch Floating Trust
0.766% due 07/09/2021		14,456	14,265
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		4,112	3,728
Merrill Lynch Mortgage Investors, Inc.
5.236% due 09/25/2035		1,305	1,223
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,800	1,898
5.450% due 10/28/2033		391	392
5.610% due 04/15/2049		1,073	1,131
5.759% due 04/12/2049		3,913	4,055
Morgan Stanley Mortgage Loan Trust
0.477% due 04/25/2035		8,324	7,382
2.731% due 07/25/2035		2,642	2,126
MortgageIT Trust
0.497% due 10/25/2035		1,780	1,455
OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	5,454
Provident Funding Mortgage Loan Trust
2.907% due 10/25/2035		7,042	6,932
Residential Accredit Loans, Inc. Trust
0.397% due 09/25/2036		7,127	4,817
0.717% due 03/25/2035		1,970	1,254
0.717% due 08/25/2035		13,061	8,702
1.648% due 08/25/2035		222	173
3.847% due 12/25/2035		8,047	5,619
4.170% due 09/25/2035		2,921	2,209
Wachovia Mortgage Loan Trust LLC
2.919% due 10/20/2035		2,100	1,818
WaMu Mortgage Pass-Through Certificates
0.507% due 12/25/2045		4,188	3,736
2.616% due 11/25/2046		7,558	6,552
4.909% due 12/25/2036^		871	784
5.174% due 06/25/2037		8,933	7,596
Wells Fargo Mortgage-Backed Securities Trust
2.644% due 03/25/2035		2,115	2,089

Total Mortgage-Backed Securities (Cost $249,409)			267,511

ASSET-BACKED SECURITIES 3.6%
ARES CLO Ltd.
0.681% due 02/24/2018		4,010	3,961
Babson CLO Ltd.
0.759% due 06/15/2016		457	455
Bear Stearns Asset-Backed Securities Trust
0.377% due 08/25/2036		3,212	2,061
0.897% due 10/25/2035		11,700	5,535
Centurion CDO Ltd.
0.817% due 01/30/2016		1,529	1,514

50	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Issuance Trust
5.160% due 04/16/2018		$100	$115
Citibank Omni Master Trust
2.971% due 08/15/2018		4,600	4,817
Countrywide Asset-Backed Certificates
0.317% due 08/25/2037		6,156	5,961
Duane Street CLO Ltd.
0.689% due 11/08/2017		11,068	10,967
Galaxy CLO Ltd.
0.569% due 04/17/2017		1,183	1,172
Globaldrive BV
2.469% due 08/20/2017	EUR	11,888	15,453
GSAA Trust
0.447% due 03/25/2036		$25,775	19,658
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		2,700	2,644
Hillmark Funding
0.685% due 05/21/2021		5,800	5,553
HSBC Home Equity Loan Trust
1.159% due 11/20/2036		5,835	5,744
JPMorgan Mortgage Acquisition Corp.
0.457% due 05/25/2036		9,400	6,118
Lafayette CLO Ltd.
1.635% due 09/06/2022		16,800	16,798
Morgan Stanley ABS Capital
0.467% due 08/25/2036		21,600	8,891
0.537% due 11/25/2035		12,602	12,078
Option One Mortgage Loan Trust
0.357% due 01/25/2037		4,000	1,893
Park Place Securities, Inc.
0.667% due 09/25/2035		445	382
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,873	4,588
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		$1,544	1,545
SLC Student Loan Trust
4.750% due 06/15/2033		6,313	6,061
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	8,244	10,224
3.471% due 05/16/2044		$2,361	2,492
3.500% due 08/17/2043		2,900	2,819
Soundview Home Loan Trust
0.347% due 12/25/2036		3,917	3,508
South Texas Higher Education Authority, Inc.
0.860% due 10/01/2020		18,463	18,454
Specialty Underwriting & Residential Finance
0.517% due 12/25/2036		28,000	16,050
Structured Asset Securities Corp.
0.387% due 12/25/2036		4,900	2,705
Venture CDO Ltd.
0.673% due 07/22/2021		9,500	9,033
Wind River CLO Ltd.
0.711% due 12/19/2016		2,003	1,959

Total Asset-Backed Securities (Cost $206,762)			211,208

SOVEREIGN ISSUES 11.2%
Canada Housing Trust
2.650% due 03/15/2022	CAD	300	318
3.800% due 06/15/2021		200	231
Indonesia Government International Bond
7.500% due 01/15/2016		$2,900	3,422
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	30,400	39,218
2.500% due 03/01/2015		16,500	21,101
3.000% due 04/01/2014		300	391

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/15/2015	EUR	700	$904
3.000% due 11/01/2015		9,200	11,847
3.500% due 06/01/2014		500	656
3.750% due 08/01/2015		3,600	4,728
3.750% due 04/15/2016		1,700	2,230
3.750% due 08/01/2016		400	520
4.250% due 08/01/2013		76,300	100,095
4.250% due 07/01/2014		1,800	2,389
4.250% due 08/01/2014		1,400	1,863
4.500% due 07/15/2015		13,800	18,463
4.750% due 09/15/2016		600	805
4.750% due 05/01/2017		3,000	3,994
4.750% due 06/01/2017		5,600	7,438
6.000% due 11/15/2014		6,200	8,563
Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		200	250
0.000% due 09/30/2014		15,900	19,399
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,082
Mexico Government International Bond
6.250% due 06/16/2016	MXN	43,500	3,545
6.500% due 06/10/2021		309,000	26,265
6.500% due 06/09/2022		45,000	3,820
7.750% due 12/14/2017		38,100	3,338
10.000% due 12/05/2024		10,300	1,127
Province of British Columbia
3.250% due 12/18/2021	CAD	200	217
4.300% due 06/18/2042		300	367
Province of Ontario
1.600% due 09/21/2016		$7,800	8,073
1.650% due 09/27/2019		800	804
3.000% due 07/16/2018		22,700	24,878
3.150% due 06/02/2022	CAD	61,600	65,218
4.000% due 10/07/2019		$2,000	2,321
4.000% due 06/02/2021	CAD	5,500	6,239
4.200% due 03/08/2018		200	227
4.200% due 06/02/2020		19,100	21,925
4.300% due 03/08/2017		1,000	1,128
4.400% due 06/02/2019		900	1,042
4.400% due 04/14/2020		$9,300	11,059
4.600% due 06/02/2039	CAD	600	744
5.500% due 06/02/2018		300	361
5.850% due 03/08/2033		1,400	1,960
Province of Quebec
2.750% due 08/25/2021		$48,400	50,785
3.500% due 07/29/2020		7,300	8,177
3.500% due 12/01/2022	CAD	25,700	27,627
4.250% due 12/01/2021		11,900	13,619
4.500% due 12/01/2017		100	114
4.500% due 12/01/2018		500	577
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	2,192
Russia Government International Bond
3.250% due 04/04/2017		3,200	3,375
Spain Government International Bond
3.300% due 10/31/2014	EUR	4,400	5,639
3.400% due 04/30/2014		3,300	4,258
3.750% due 10/31/2015		69,700	88,618
4.400% due 01/31/2015		3,200	4,192
Turkey Government International Bond
6.875% due 03/17/2036		$5,000	6,363
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,000	1,075

Total Sovereign Issues (Cost $631,419)			651,176

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		1,639	$2,029

Total Convertible Preferred Securities (Cost $1,840)			2,029

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Farm Credit Bank
10.000% due 12/15/2020 (d)		1,000	1,171
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,256

Total Preferred Securities (Cost $2,280)			2,427

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.2%

CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
0.000% due 06/28/2013		$37,200	36,661
Dexia Credit Local
1.400% due 09/20/2013		9,600	9,572
1.500% due 09/27/2013		8,300	8,282
1.700% due 09/06/2013		17,600	17,600
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		13,200	13,180
0.000% due 11/06/2012		3,300	3,295

			88,590

COMMERCIAL PAPER 2.0%
Duke Energy Corp.
0.470% due 10/10/2012		43,700	43,695
Ford Motor Credit Co.
0.950% due 10/01/2012		4,400	4,400
1.050% due 10/22/2012		9,700	9,694
1.140% due 11/01/2012		3,500	3,497
1.200% due 11/08/2012		14,100	14,082
1.280% due 01/22/2013		3,500	3,488
Santander Commercial Paper S.A
2.200% due 04/02/2013		4,000	3,955
3.100% due 10/01/2013		16,300	15,789
Standard Chartered Bank
0.950% due 09/26/2013		14,500	14,382

			112,982

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		584	584

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $598. Repurchase proceeds are $584.)

ITALY TREASURY BILLS 0.5%
1.815% due 09/13/2013	EUR	22,500	28,426

JAPAN TREASURY BILLS 1.3%
0.098% due 10/15/2012	JPY	6,020,000	77,137

MEXICO TREASURY BILLS 1.0%
4.322% due 11/22/2012 - 12/27/2012 (b)	MXN	716,600	55,229

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN TREASURY BILLS 0.4%
2.549% due 06/21/2013 - 09/20/2013 (b)	EUR	18,900	$23,579

U.S. TREASURY BILLS 0.0%
0.137% due 02/14/2013 (h)		$116	116

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 12.5%
PIMCO Short-Term Floating NAV Portfolio		43,228,471	433,279

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	29,441,939	$294,508

		727,787

Total Short-Term Instruments (Cost $1,112,869)		1,114,430

Total Investments 113.6% (Cost $6,400,318)		$6,598,202

Written Options (k) (0.0%) (Premiums $4,780)		(2,900)

Other Assets and Liabilities (Net) (13.6%)		(784,964)

Net Assets 100.0%		$5,810,338

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $114,640 at a weighted average interest rate of 0.077%.
(g)	Securities with an aggregate market value of $1,854 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $2,778 and cash of $16 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	78	$21
90-Day Euribor March Futures	Long	03/2015	3	1
90-Day Eurodollar December Futures	Long	12/2014	291	25
90-Day Eurodollar June Futures	Long	06/2015	2,922	1,315
90-Day Eurodollar March Futures	Long	03/2015	1,129	991
90-Day Eurodollar September Futures	Long	09/2015	113	171
Euro-Bund 10-Year Bond December Futures	Short	12/2012	83	(116)

				$2,408

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $22,839 and cash of $55 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$622,300	$(2,892)	$248

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	97,500	$737	$740
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		103,800	(4,037)	(6,326)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	29,700	297	409

						$(3,003)	$(5,177)

52	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	09/20/2014	1.992%	$	14,800	$885	$721	$164
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.189%		300	22	(4)	26
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%		7,400	443	361	82
American International Group, Inc.	DUB	1.000%	12/20/2020	1.672%		7,900	(379)	(1,644)	1,265
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%		300	(14)	(66)	52
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%		2,600	61	40	21
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		10,900	271	229	42
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.424%		5,300	(169)	(172)	3
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.021%		7,000	(4)	(51)	47
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.139%		14,100	(85)	(286)	201
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		9,900	20	12	8
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		6,500	(6)	(62)	56
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		13,100	99	(44)	143
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		14,300	90	(21)	111
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		6,400	12	9	3
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		400	3	(1)	4
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		1,000	10	(10)	20
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		13,100	(12)	(122)	110
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		7,200	66	(90)	156
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.837%		10,700	67	(16)	83
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		9,900	20	15	5
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		500	4	(7)	11
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%		9,800	(9)	(144)	135
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		300	3	(8)	11
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		900	8	(9)	17
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		1,400	12	(16)	28
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		18,500	(16)	(192)	176
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		300	6	4	2
China Government International Bond	BRC	1.000%	12/20/2012	0.183%		4,400	10	(13)	23
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		700	12	8	4
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		3,800	62	41	21
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		4,000	34	(26)	60
China Government International Bond	GST	1.000%	09/20/2017	0.831%		1,200	11	(8)	19
China Government International Bond	HUS	1.000%	06/20/2017	0.778%		5,800	62	(28)	90
China Government International Bond	JPM	1.000%	06/20/2017	0.778%		4,200	45	(20)	65
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		400	3	(3)	6
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		5,000	50	(38)	88
France Government Bond	DUB	0.250%	12/20/2015	0.597%		3,100	(34)	(190)	156
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5
France Government Bond	MYC	0.250%	03/20/2016	0.688%		500	(7)	(17)	10
France Government Bond	RYL	0.250%	12/20/2015	0.597%		700	(8)	(14)	6
France Government Bond	RYL	0.250%	03/20/2016	0.688%		13,500	(203)	(417)	214
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		7,100	11	(137)	148
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		7,100	11	(144)	155
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		2,200	0	(44)	44
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%		14,200	(24)	(150)	126
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.156%		17,900	(103)	(418)	315
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		4,000	348	142	206
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.036%		2,600	(204)	(180)	(24)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		3,500	2	(59)	61
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%		1,400	1	(26)	27
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.036%		800	(62)	(57)	(5)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		1,600	(125)	(108)	(17)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		1,400	1	(24)	25
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		1,800	(141)	(125)	(16)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		300	5	4	1
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		3,500	45	(27)	72
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		2,200	25	(5)	30
Japan Government International Bond	BRC	1.000%	03/20/2017	0.715%		600	7	(5)	12
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		6,200	105	(58)	163
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		500	6	(4)	10
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		6,300	70	(19)	89
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		27,200	460	102	358
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		2,000	33	(20)	53
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		400	5	(1)	6

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%	$	300	$(3)	$(9)	$6
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		6,100	(9)	(88)	79
MetLife, Inc.	BOA	1.000%	12/20/2015	1.496%		1,900	(29)	(106)	77
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		200	0	(3)	3
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		6,400	(317)	(364)	47
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		200	0	(3)	3
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		2,000	(10)	(121)	111
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		3,500	(42)	(225)	183
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		5,600	(67)	(332)	265
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		10,600	39	(59)	98
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		400	5	(9)	14
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.689%		13,400	147	(65)	212
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		2,000	4	4	0
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		400	5	(9)	14
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.512%		200	2	(5)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		12,600	126	31	95
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		4,000	15	(40)	55
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		2,300	4	(32)	36
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%		5,200	19	(47)	66
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		8,800	19	23	(4)
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		5,700	21	(61)	82
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		4,400	17	(20)	37
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		11,700	25	29	(4)
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%		9,600	36	(127)	163
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		5,700	63	(35)	98
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%		5,300	19	(51)	70
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%		1,400	2	(20)	22
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.601%		7,200	87	(84)	171
Philippines Government International Bond	BOA	1.000%	12/20/2015	0.634%		2,900	35	(59)	94
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.635%		6,700	(161)	(131)	(30)
Republic of Germany	BOA	0.250%	09/20/2016	0.347%		14,000	(53)	(252)	199
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		17,000	(169)	(492)	323
Republic of Korea	BOA	1.000%	09/20/2017	0.805%		2,200	22	(16)	38
Republic of Korea	CBK	1.000%	06/20/2017	0.755%		4,200	49	(41)	90
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		10,400	22	(54)	76
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		2,500	29	(24)	53
Republic of Korea	MYC	1.000%	09/20/2017	0.805%		2,000	19	(14)	33
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		16,100	188	(157)	345
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		1,400	3	(14)	17
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		12,500	23	(129)	152
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.193%	EUR	4,400	12	(62)	74
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.296%		6,200	(16)	(12)	(4)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%	$	1,100	29	19	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		2,000	50	46	4
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		400	9	2	7
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		1,300	26	6	20
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		400	9	6	3

							$2,242	$(6,903)	$9,145

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	17,500	$274	$431	$(157)
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		117,800	1,839	3,015	(1,176)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		59,300	927	1,552	(625)

							$3,040	$4,998	$(1,958)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%		06/20/2015	$	16,900	$1,484	$1,626	$(142)
CDX.EM-13 5-Year Index	DUB	5.000%		06/20/2015		900	79	117	(38)
CDX.EM-13 5-Year Index	HUS	5.000%		06/20/2015		22,000	1,932	1,440	492
CDX.EM-13 5-Year Index	JPM	5.000%		06/20/2015		500	43	56	(13)
CDX.EM-13 5-Year Index	MYC	5.000%		06/20/2015		1,700	149	191	(42)

54	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	$	5,000	$499	$685	$(186)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		1,700	170	109	61
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		7,500	748	960	(212)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		2,400	239	319	(80)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		4,100	409	502	(93)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,000	101	131	(30)

						$5,853	$6,136	$(283)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	6,800	$9	$1	$8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		30,000	27	3	24
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		182,000	163	(68)	231
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		52,000	46	(23)	69
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		38,000	34	(24)	58
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		13,000	12	(2)	14
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		23,000	(46)	(8)	(38)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		27,000	27	(7)	34

							$272	$(128)	$400

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAEMLT Index	44,646	1-Month USD-LIBOR plus a specified spread	$	90,422	10/31/2012	BOA	$5,344
Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread		222,074	02/28/2013	BOA	13,136
Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread		270,880	03/28/2013	BOA	16,021
Receive	ERAEMLT Index	257,389	1-Month USD-LIBOR plus a specified spread		561,572	04/15/2013	BOA	(9,239)
Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread		503,880	05/15/2013	BOA	(8,294)
Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread		138,230	05/31/2013	BOA	8,166
Receive	ERAEMLT Index	224,167	1-Month USD-LIBOR plus a specified spread		489,087	06/17/2013	BOA	(8,045)
Receive	ERAEMLT Index	295,888	1-Month USD-LIBOR plus a specified spread		599,263	06/28/2013	BOA	35,419
Receive	ERAEMLT Index	234,810	1-Month USD-LIBOR plus a specified spread		475,561	07/31/2013	BOA	28,144
Receive	ERAEMLT Index	184,194	1-Month USD-LIBOR plus a specified spread		401,875	03/15/2013	FBF	(6,587)
Receive	ERAEMLT Index	307,880	1-Month USD-LIBOR plus a specified spread		623,550	03/28/2013	FBF	36,937
Receive	ERAEMLT Index	180,814	1-Month USD-LIBOR plus a specified spread		366,389	07/31/2013	FBF	21,508
Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread		348,717	01/31/2013	JPM	20,632
Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread		249,922	02/28/2013	JPM	14,756
Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread		213,070	05/31/2013	JPM	12,558

								$180,456

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	21,400	$122	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		25,500	96	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,800	35	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		37,300	263	(12)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		54,000	150	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		35,200	70	(85)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		35,200	178	(87)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		12,000	39	(49)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		12,000	39	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		12,800	45	(80)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		12,800	45	(2)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		14,600	20	(59)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		14,600	12	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		9,500	88	(241)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		9,500	183	(13)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		12,500	41	(51)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		12,500	41	(5)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		34,800	56	(84)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		34,800	96	(47)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		23,100	70	(94)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		23,100	70	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		26,400	91	(166)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		26,400	91	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		144,100	781	(355)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		14,300	134	(363)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		14,300	277	(19)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		68,200	109	(276)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		26,200	82	(10)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		42,000	84	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		28,100	143	(69)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		48,900	363	(63)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		18,900	59	(77)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		18,900	59	(7)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	8,200	36	(33)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		8,200	52	(53)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		2,300	10	(9)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		2,300	15	(15)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	18,000	16	(51)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		18,000	74	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		24,600	39	(81)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		24,600	58	(24)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		12,000	11	(34)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		12,000	50	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		28,200	52	(80)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		28,200	52	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		27,400	48	(78)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		27,400	80	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		13,000	98	(104)

								$4,723	$(2,891)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(3)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	(4)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$57	$(9)

56	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$1,035,700	EUR	0	$8,507
Sales	11,062	1,089,100		21,000	7,194
Closing Buys	(11,062)	(954,200)		0	(10,921)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$1,170,600	EUR	21,000	$4,780

(l)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.014%	03/30/2015	03/03/2011 - 03/07/2011	$5,834	$5,428	0.09%

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$9,000	$9,813	$(9,810)
Fannie Mae	6.000%	11/01/2042	3,000	3,315	(3,314)

				$13,128	$(13,124)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	10,658	$	10,994	BOA	$0	$(54)	$(54)
10/2012	BRL	11,365		5,511	MSC	0	(95)	(95)
10/2012		46,963		22,866	UAG	0	(300)	(300)
10/2012	EUR	9,692		12,501	BPS	119	(73)	46
10/2012		23,287		29,172	BRC	0	(753)	(753)
10/2012		105,992		136,608	CBK	1,206	(803)	403
10/2012		30,920		39,063	JPM	53	(724)	(671)
10/2012		1,268		1,595	RBC	0	(35)	(35)
10/2012		42,470		55,099	RYL	529	(6)	523
10/2012		5,530		6,975	UAG	11	(142)	(131)
10/2012	GBP	17,117		27,070	GLM	0	(570)	(570)
10/2012		1,386		2,244	JPM	6	0	6
10/2012	JPY	6,020,000		76,018	BOA	0	(1,130)	(1,130)
10/2012	$	28,600	BRL	58,328	MSC	172	0	172
10/2012		114,605	EUR	89,187	BOA	4	0	4
10/2012		96,759		75,182	BPS	0	(147)	(147)
10/2012		70,712		54,790	JPM	0	(304)	(304)
10/2012		29,960	GBP	18,503	HUS	0	(81)	(81)
11/2012	EUR	89,187	$	114,643	BOA	0	(2)	(2)
11/2012		90,101		115,967	BPS	148	0	148
11/2012		124		159	BRC	0	0	0
11/2012		54,790		70,733	JPM	304	0	304
11/2012	GBP	18,503		29,956	HUS	81	0	81
11/2012	$	1,106	GBP	682	UAG	0	(5)	(5)
12/2012	CAD	16,304	$	16,833	CBK	278	0	278
12/2012		63,622		65,148	DUB	548	0	548
12/2012		54,351		55,797	HUS	611	0	611
12/2012		10,467		10,767	RYL	139	0	139
12/2012	JPY	1,915,362		24,440	BRC	0	(118)	(118)
12/2012	MXN	286,471		21,984	CBK	0	(85)	(85)
12/2012		483,174		35,434	JPM	0	(1,874)	(1,874)
12/2012		6,477		470	UAG	0	(30)	(30)
12/2012	$	7,800	BRL	15,951	BRC	9	0	9
12/2012		2,600		5,314	JPM	1	0	1
12/2012		4,400		8,997	MSC	7	(3)	4
12/2012		25,722		53,000	UAG	226	(1)	225
12/2012		958	CAD	937	CBK	0	(6)	(6)
12/2012		128	MXN	1,746	CBK	7	0	7
12/2012		12,500		165,901	GLM	310	0	310
12/2012		859		11,639	JPM	39	0	39

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	19	MXN	262	MSC	$1	$0	$1
12/2012		5,300		70,257	UAG	125	0	125
01/2013	EUR	2,300	$	2,851	DUB	0	(109)	(109)
01/2013		15,960		19,611	UAG	0	(926)	(926)
02/2013	CNY	8,230		1,304	BRC	9	0	9
02/2013		11,961		1,900	FBF	18	0	18
02/2013		32,839		5,200	UAG	33	0	33
02/2013	$	8,400	CNY	53,029	CBK	0	(56)	(56)
06/2013	EUR	1,573	$	2,071	BPS	43	0	43
09/2013		22,600		29,055	UAG	241	(337)	(96)
11/2013		40,845		52,781	FBF	66	0	66
12/2013		66,400		83,810	BOA	0	(1,927)	(1,927)
04/2014		300		380	CBK	0	(8)	(8)
06/2014		500		634	FBF	0	(13)	(13)

						$5,344	$(10,717)	$(5,373)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$16,676	$0	$16,676
Corporate Bonds & Notes
Banking & Finance	0	953,936	3,099	957,035
Industrials	0	322,743	0	322,743
Utilities	0	56,859	0	56,859
Municipal Bonds & Notes
Arizona	0	12,210	0	12,210
California	0	49,253	0	49,253
Connecticut	0	32,308	0	32,308
Florida	0	2,392	0	2,392
Illinois	0	18,243	0	18,243
Kansas	0	15,846	0	15,846
Louisiana	0	9,575	0	9,575
Massachusetts	0	4,728	0	4,728
Nebraska	0	120	0	120
Nevada	0	609	0	609
New Jersey	0	8,403	0	8,403
New York	0	76,313	0	76,313
Ohio	0	13,842	0	13,842
Tennessee	0	119	0	119
Texas	0	24,707	0	24,707
Virginia	0	29,671	0	29,671
Washington	0	10,851	0	10,851
U.S. Government Agencies	0	1,792,474	7,110	1,799,584
U.S. Treasury Obligations	0	887,334	0	887,334
Mortgage-Backed Securities	0	261,318	6,193	267,511
Asset-Backed Securities	0	188,857	22,351	211,208
Sovereign Issues	0	651,176	0	651,176
Convertible Preferred Securities
Banking & Finance	2,029	0	0	2,029
Preferred Securities
Banking & Finance	1,256	1,171	0	2,427

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$88,590	$0	$88,590
Commercial Paper	19,744	93,238	0	112,982
Repurchase Agreements	0	584	0	584
Italy Treasury Bills	0	28,426	0	28,426
Japan Treasury Bills	0	77,137	0	77,137
Mexico Treasury Bills	0	55,229	0	55,229
Spain Treasury Bills	0	23,579	0	23,579
U.S. Treasury Bills	0	116	0	116
PIMCO Short-Term Floating NAV Portfolios	727,787	0	0	727,787
	$750,816	$5,808,633	$38,753	$6,598,202

Short Sales, at value	$0	$(13,124)	$0	$(13,124)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	10,050	0	10,050
Equity Contracts	0	212,621	0	212,621
Foreign Exchange Contracts	0	5,344	0	5,344
Interest Rate Contracts	2,524	1,587	0	4,111
	$2,524	$229,602	$0	$232,126

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,898)	0	(2,898)
Equity Contracts	0	(32,165)	0	(32,165)
Foreign Exchange Contracts	0	(10,717)	0	(10,717)
Interest Rate Contracts	(116)	(9,255)	(9)	(9,380)
	$(116)	$(55,035)	$(9)	$(55,160)

Totals	$753,224	$5,970,076	$38,744	$6,762,044

(ii) As of September 30, 2012, assets valued at $52,958 were transferred from Level 1 to Level 2 during the period.

58	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,080	$0	$(10)	$(4)	$0	$33	$0	$0	$3,099	$33
U.S. Government Agencies	100,007	(91,973)	(986)	0	5	57	0	0	7,110	17
Mortgage-Backed Securities	0	0	(195)	0	0	0	6,388	0	6,193	0
Asset-Backed Securities	7,187	16,800	(314)	26	9	157	0	(1,514)	22,351	128

	$110,274	$(75,173)	$(1,505)	$22	$14	$247	$6,388	$(1,514)	$38,753	$178

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$1	$0	$0	$(9)	$1

Totals	$110,264	$(75,173)	$(1,505)	$22	$14	$248	$6,388	$(1,514)	$38,744	$179

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,509	Benchmark Pricing	Base Price	100.63
	1,590	Third Party Vendor	Broker Quote	96.60
U.S. Government Agencies	7,110	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	5,638	Benchmark Pricing	Base Price	114.75
	555	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	22,351	Benchmark Pricing	Base Price	95.74-99.99

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(9)	Indicative Market Quotations	Broker Quote	0.15-0.21

Total	$38,744

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$140	$0	$0	$541	$681
Unrealized appreciation on foreign currency contracts	0	0	0	5,344	0	5,344
Unrealized appreciation on OTC swap agreements	0	9,802	212,621	0	438	222,861

	$0	$9,942	$212,621	$5,344	$979	$228,886

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,900	$2,900
Variation margin payable on financial derivative instruments (2)	0	0	0	0	13	13
Unrealized depreciation on foreign currency contracts	0	0	0	10,717	0	10,717
Unrealized depreciation on OTC swap agreements	0	2,898	32,165	0	38	35,101

	$0	$2,898	$32,165	$10,717	$2,951	$48,731

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$4,733	$4,733
Net realized gain on written options	0	0	0	0	10,917	10,917
Net realized gain (loss) on swaps	0	(42)	(293,162)	0	3,596	(289,607)
Net realized (loss) on foreign currency transactions	0	0	0	(564)	0	(564)

	$0	$(42)	$(293,162)	$(564)	$19,247	$(274,521)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$4,443	$4,443
Net change in unrealized (depreciation) on written options	0	0	0	0	(2,349)	(2,349)
Net change in unrealized appreciation (depreciation) on swaps	0	5,899	306,180	0	(11,897)	300,182
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,160)	0	(2,160)

	$0	$5,899	$306,180	$(2,160)	$(9,803)	$300,116

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,408 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(4,929) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$77,865	$(59,490)	$18,375
BPS	(43)	0	(43)
BRC	3,180	(3,270)	(90)
CBK	1,432	(1,610)	(178)
DUB	634	(560)	74
FBF	51,949	(47,860)	4,089
GLM	(573)	375	(198)
GST	527	(560)	(33)
HUS	3,099	(3,040)	59
JPM	45,892	(42,430)	3,462
MSC	82	0	82
MYC	470	(600)	(130)
RBC	(35)	0	(35)
RYL	287	(320)	(33)
SOG	26	0	26
UAG	(1,202)	1,479	277

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

60	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$14,600	$14,323

Total Bank Loan Obligations (Cost $14,544)			14,323

CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 10.6%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		3,800	3,773
Ally Financial, Inc.
8.000% due 11/01/2031		4,000	4,622
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	825
Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,209	2,430
10.179% due 06/12/2021		$3,000	3,914
14.000% due 06/15/2019 (d)	GBP	1,000	2,030
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,120
6.500% due 03/10/2021		4,100	4,512
Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	301
7.250% due 02/01/2018		19,300	24,117
BPCE S.A.
2.375% due 10/04/2013		1,300	1,307
5.250% due 07/30/2014 (d)	EUR	2,000	2,111
Capital One Capital
10.250% due 08/15/2039		$7,100	7,349
CIT Group, Inc.
4.750% due 02/15/2015		7,400	7,752
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,376
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		$3,800	4,254
DNB Bank ASA
3.200% due 04/03/2017		1,600	1,673
Export-Import Bank of Korea
4.125% due 09/09/2015		5,900	6,384
5.875% due 01/14/2015		3,000	3,310
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,500	2,551
8.000% due 06/01/2014		200	221
Goldman Sachs Group, Inc.
3.300% due 05/03/2015		700	729
GSPA Monetization Trust
6.422% due 10/09/2029		137	132
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,801
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,130
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,271
ING Bank NV
1.808% due 06/09/2014		5,000	5,020
International Lease Finance Corp.
5.625% due 09/20/2013		4,800	4,968
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,800	6,003
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	2,300	2,960
Korea Development Bank
3.000% due 09/14/2022		$2,800	2,811
LBG Capital PLC
8.000% due 06/15/2020 (d)		1,400	1,350

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 12/17/2021 (d)		$700	$651
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,340
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	1,900	2,403
0.675% due 01/31/2014		7,900	10,033
6.875% due 04/25/2018		$6,400	7,679
MetLife of Connecticut Institutional Funding Ltd.
0.825% due 02/05/2016	EUR	300	366
Moody’s Corp.
4.500% due 09/01/2022		$6,800	7,225
National Bank of Canada
2.200% due 10/19/2016		900	953
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,941
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,306
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,114
PKO Finance AB
4.630% due 09/26/2022		1,200	1,207
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	999
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		800	858
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (d)		3,225	3,473
Royal Bank of Scotland Group PLC
2.014% due 03/30/2015 (l)	CAD	5,700	4,911
4.875% due 08/25/2014		$200	213
6.990% due 10/05/2017 (d)		7,100	6,461
SLM Corp.
8.450% due 06/15/2018		100	118
SLM Corp. CPI Linked Bond
3.812% due 01/31/2014		900	897
Societe Generale S.A.
1.508% due 04/11/2014		11,600	11,560
5.922% due 04/05/2017 (d)		2,800	2,271
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	12,516
6.900% due 12/15/2017		$175	150
State Bank of India
4.500% due 07/27/2015		4,800	4,998
State Street Capital Trust
1.389% due 06/01/2077		3,000	2,234
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,888	5,034
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,142
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,827	1,580
UBS AG
1.447% due 01/28/2014		1,000	1,004
USB Capital
3.500% due 10/29/2012 (d)		8,900	7,637

			238,381

INDUSTRIALS 2.4%
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,666
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)		5,800	5,963
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		300	391
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Resources S.A.
6.500% due 07/21/2020		$2,900	$3,139
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,356
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,635
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	5,095
HCA, Inc.
7.875% due 02/15/2020		2,800	3,161
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,254
6.750% due 01/29/2020		8,600	9,159
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,338
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	347
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,632
8.375% due 12/10/2018		2,400	3,072
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,117
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,862
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,504

			54,923

UTILITIES 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,165
7.700% due 08/07/2013		2,400	2,524
8.700% due 08/07/2018		400	521
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		8,500	10,062
EDF S.A.
5.500% due 01/26/2014		300	318
6.500% due 01/26/2019		300	368
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,000	2,137
7.343% due 04/11/2013		100	103
8.146% due 04/11/2018		600	734
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,000	5,178
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,000	1,991
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,600	1,712
Petroleos Mexicanos
5.500% due 06/27/2044		300	331
6.000% due 03/05/2020		3,700	4,440
8.000% due 05/03/2019		1,100	1,445
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
4.750% due 02/16/2021		500	556
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		700	760
TNK-BP Finance S.A.
7.250% due 02/02/2020		2,500	3,038
7.500% due 07/18/2016		2,300	2,669

			45,262

Total Corporate Bonds & Notes (Cost $318,339)			338,566

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.820% due 09/15/2023	$3,200	$3,204

Total Convertible Bonds & Notes (Cost $2,905)		3,204

MUNICIPAL BONDS & NOTES 4.8%

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	2,115

CALIFORNIA 1.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,657
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,780
6.907% due 10/01/2050	1,600	2,299
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	500	508
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,358
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	132
7.550% due 04/01/2039	100	136
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,805
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	103
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,398
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,388
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	2,340
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,579
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,609
5.813% due 06/01/2040	5,700	6,972
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,189
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	227
7.021% due 08/01/2040	500	567
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,877
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	606

		39,530

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	$8,125	$10,135

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,364
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	113
6.899% due 12/01/2040	1,600	1,944
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	564

		3,985

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	94
5.000% due 06/01/2041	1,900	1,581

		1,675

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	1,000	1,147
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,368
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,837
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2031	500	594
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	700	878
5.000% due 03/15/2034	7,400	8,663
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	2,006
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	7,600	9,466

		25,959

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,111

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	3,900	4,792

WASHINGTON 0.6%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	11,415	14,295

Total Municipal Bonds & Notes (Cost $96,361)		107,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 27.7%
Fannie Mae
0.875% due 08/28/2017 - 10/26/2017	$20,400	$20,528
1.125% due 04/27/2017 (i)	2,000	2,039
1.250% due 01/30/2017	100	103
2.122% due 07/01/2035	771	814
2.300% due 03/01/2034	746	796
2.310% due 08/01/2022	200	206
2.322% due 12/01/2034	917	963
2.500% due 10/01/2027	18,000	18,920
2.870% due 09/01/2027	1,000	1,021
3.000% due 10/01/2027 - 10/01/2042	36,000	38,156
3.500% due 11/01/2025 - 11/01/2042	63,126	67,586
3.820% due 09/01/2021	4,910	5,571
4.000% due 09/01/2013 - 10/01/2027	21,424	22,925
4.500% due 04/01/2018 - 06/25/2041	40,130	44,252
5.000% due 02/13/2017 - 08/01/2033	1,042	1,200
5.500% due 05/01/2023 - 11/01/2042	16,627	18,256
6.000% due 05/01/2036 - 10/01/2042	19,875	21,993
6.500% due 09/01/2036	1,180	1,372
Freddie Mac
1.000% due 06/29/2017 - 09/29/2017	8,000	8,100
1.000% due 07/28/2017 (i)	2,000	2,029
1.250% due 05/12/2017	700	717
1.250% due 10/02/2019 (a)	200,000	199,586
1.750% due 05/30/2019	1,300	1,349
3.000% due 08/01/2019 (h)	63,900	65,264
4.000% due 12/15/2040 - 07/15/2041	61,751	66,844
5.500% due 07/01/2036 - 03/01/2040	7,235	7,895
6.500% due 05/01/2035	1,710	2,019
Small Business Administration
5.490% due 03/01/2028	293	338
6.020% due 08/01/2028	3,075	3,600

Total U.S. Government Agencies (Cost $599,703)		624,442

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(i)	8,800	9,139
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(i)	706	761
0.125% due 07/15/2022	2,391	2,616
0.750% due 02/15/2042 (g)(h)(i)	15,818	17,242
1.375% due 07/15/2018 (i)	213	249
1.625% due 01/15/2018 (i)	219	256
2.000% due 01/15/2026 (g)(h)	4,964	6,532
2.125% due 01/15/2019 (h)(i)	213	262
2.375% due 01/15/2025	12,276	16,692
2.375% due 01/15/2027	38,628	53,425
3.625% due 04/15/2028 (h)	3,542	5,630
U.S. Treasury Notes
0.750% due 06/30/2017 (i)	2,000	2,016
0.875% due 07/31/2019	200	198
1.000% due 06/30/2019 (h)(i)	41,700	41,723
1.750% due 05/15/2022 (h)(i)	7,800	7,914

62	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 11/15/2019		$500	$580

Total U.S. Treasury Obligations (Cost $161,946)			165,235

MORTGAGE-BACKED SECURITIES 7.6%
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	402	518
1.745% due 05/16/2047		8,100	10,610
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049		$7,100	8,190
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		1,203	1,205
Chase Mortgage Finance Corp.
5.774% due 09/25/2036		4,123	3,971
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037^		4,935	4,250
European Loan Conduit
0.495% due 05/15/2019	EUR	455	526
First Horizon Mortgage Pass-Through Trust
2.626% due 05/25/2034		$188	187
Granite Master Issuer PLC
0.319% due 12/20/2054		2,790	2,732
0.838% due 12/20/2054	GBP	2,824	4,470
Granite Mortgages PLC
0.524% due 09/20/2044	EUR	267	337
0.844% due 01/20/2044		264	335
1.011% due 09/20/2044	GBP	2,148	3,403
1.163% due 01/20/2044		416	662
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$4,773	4,772
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	4,000	5,206
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,690	4,156
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		6,516	7,578
5.440% due 06/12/2047		2,300	2,666
5.447% due 06/12/2047		3,744	3,984
JPMorgan Mortgage Trust
2.567% due 07/27/2037		1,704	1,304
5.283% due 07/25/2035		4,992	5,033
5.367% due 04/25/2036		21,178	18,511
5.750% due 01/25/2036		174	162
Leek Finance Ltd.
0.636% due 09/21/2038		283	289
0.907% due 12/21/2037	GBP	2,859	4,733
Merrill Lynch Mortgage Trust
5.802% due 05/12/2039		$585	588
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		600	710
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		876	804
RBSSP Resecuritization Trust
0.467% due 02/26/2037		7,030	5,912
Sequoia Mortgage Trust
5.030% due 09/20/2046		2,403	2,051
Structured Asset Securities Corp.
5.500% due 09/25/2035		3,101	3,159
Thornburg Mortgage Securities Trust
1.908% due 03/25/2044		2,730	2,698
2.148% due 12/25/2044		3,418	3,527
Titan Europe PLC
1.055% due 10/23/2016	GBP	17,295	26,742
WaMu Mortgage Pass-Through Certificates
2.445% due 01/25/2035		$1,514	1,542
4.948% due 06/25/2037		2,398	2,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 12/25/2034		$334	$345
2.675% due 04/25/2036		21,704	19,344
2.711% due 06/25/2035		2,050	2,088

Total Mortgage-Backed Securities (Cost $162,059)			171,310

ASSET-BACKED SECURITIES 8.8%
Access Group, Inc.
1.751% due 10/27/2025		2,228	2,242
ARES CLO Ltd.
0.681% due 02/24/2018		1,027	1,015
Bear Stearns Asset-Backed Securities Trust
0.707% due 07/25/2035		7,431	6,979
Centurion CDO Ltd.
0.817% due 01/30/2016		11,255	11,146
Chase Issuance Trust
1.889% due 09/15/2015		5,400	5,480
Duane Street CLO Ltd.
0.689% due 11/08/2017		34,241	33,928
Globaldrive BV
2.469% due 08/20/2017	EUR	6,496	8,444
GSC Partners Gemini Fund Ltd.
1.108% due 10/10/2014		$896	893
Hillmark Funding
0.685% due 05/21/2021		5,000	4,787
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		5,746	5,616
IXIS Real Estate Capital Trust
0.557% due 02/25/2036		1,864	1,735
Lafayette CLO Ltd.
1.635% due 09/06/2022		4,400	4,399
Oak Hill Credit Partners
0.685% due 05/17/2021		11,869	11,684
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,452	1,720
Sagamore CLO Ltd.
0.995% due 10/15/2015		$1,478	1,467
SLC Student Loan Trust
4.750% due 06/15/2033		4,209	4,041
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	16,640	20,637
1.951% due 04/25/2023		$4,559	4,751
3.471% due 05/16/2044		5,143	5,429
3.500% due 08/17/2043		39,268	38,164
South Carolina Student Loan Corp.
1.168% due 03/02/2020		3,100	3,113
1.418% due 09/03/2024		1,400	1,411
South Texas Higher Education Authority, Inc.
0.860% due 10/01/2020		10,177	10,172
Venture CDO Ltd.
0.673% due 07/22/2021		3,700	3,518
Wind River CLO Ltd.
0.711% due 12/19/2016		5,293	5,179

Total Asset-Backed Securities (Cost $199,582)			197,950

SOVEREIGN ISSUES 8.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,187
5.500% due 07/12/2020		$5,800	6,902
6.369% due 06/16/2018		7,000	8,435
Canada Housing Trust
3.800% due 06/15/2021	CAD	1,200	1,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indonesia Government International Bond
7.500% due 01/15/2016		$6,600	$7,788
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	500	644
2.250% due 11/01/2013		4,500	5,805
2.500% due 03/01/2015		2,800	3,581
3.000% due 04/01/2014		300	391
3.500% due 06/01/2014		500	656
3.750% due 12/15/2013		6,900	9,052
3.750% due 08/01/2015		900	1,182
3.750% due 04/15/2016		400	525
3.750% due 08/01/2016		200	260
4.250% due 08/01/2013		12,200	16,005
4.250% due 07/01/2014		200	265
4.250% due 08/01/2014		200	266
4.250% due 02/01/2015		200	267
4.500% due 07/15/2015		600	803
4.750% due 09/15/2016		200	268
4.750% due 05/01/2017		1,300	1,731
4.750% due 06/01/2017		1,900	2,524
5.250% due 08/01/2017		300	408
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		3,100	3,913
0.000% due 09/30/2014		22,300	27,207
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,299
Mexico Government International Bond
6.250% due 06/16/2016	MXN	11,800	962
6.500% due 06/09/2022		12,000	1,018
10.000% due 12/05/2024		2,900	317
Province of British Columbia
4.300% due 06/18/2042	CAD	400	489
Province of Ontario
1.650% due 09/27/2019		$7,100	7,137
3.000% due 07/16/2018		800	877
3.150% due 06/02/2022	CAD	2,000	2,117
4.000% due 06/02/2021		13,100	14,859
4.200% due 03/08/2018		1,200	1,362
4.200% due 06/02/2020		3,300	3,788
4.300% due 03/08/2017		2,400	2,706
4.400% due 06/02/2019		4,300	4,978
4.400% due 04/14/2020		$9,200	10,940
4.600% due 06/02/2039	CAD	2,700	3,348
5.500% due 06/02/2018		1,200	1,445
Province of Quebec
3.500% due 12/01/2022		700	752
4.250% due 12/01/2021		8,200	9,385
4.500% due 12/01/2016		200	226
4.500% due 12/01/2017		300	343
Spain Government International Bond
3.750% due 10/31/2015	EUR	17,300	21,996
4.400% due 01/31/2015		1,000	1,310

Total Sovereign Issues (Cost $186,467)			194,106

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Farm Credit Bank
10.000% due 12/15/2020 (d)		7,400	8,667

Total Preferred Securities (Cost $7,622)			8,667

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 33.6%

CERTIFICATES OF DEPOSIT 3.1%
Banco Bradesco S.A.
2.292% due 01/24/2013	$3,700	$3,712
Dexia Credit Local
1.400% due 09/20/2013	3,000	2,991
1.650% due 09/12/2013	25,400	25,388
1.700% due 09/06/2013	25,400	25,400
Intesa Sanpaolo SpA
2.375% due 12/21/2012	10,000	9,882
Itau Unibanco Holding S.A.
0.000% due 11/06/2012	3,000	2,995

		70,368

COMMERCIAL PAPER 1.5%
Ford Motor Credit Co.
1.050% due 10/22/2012	5,700	5,696
1.200% due 11/02/2012	13,000	12,986
1.200% due 11/08/2012	800	799
Kinder Morgan Energy Partners LP
0.500% due 10/01/2012	1,700	1,700
Santander Commercial Paper S.A
2.200% due 04/02/2013	1,600	1,582
3.100% due 10/01/2013	6,300	6,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Standard Chartered Bank
0.950% due 09/26/2013		$4,800	$4,761

			33,627

ITALY TREASURY BILLS 0.4%
1.455% due 02/28/2013 - 08/14/2013 (b)	EUR	6,700	8,546

JAPAN TREASURY BILLS 1.4%
0.098% due 10/15/2012 - 11/05/2012 (b)	JPY	2,520,000	32,289

MEXICO TREASURY BILLS 1.5%
4.333% due 11/22/2012 - 11/29/2012 (b)	MXN	438,900	33,857

SPAIN TREASURY BILLS 1.6%
1.724% due 03/15/2013 - 09/20/2013 (b)	EUR	28,500	36,193

U.S. TREASURY BILLS 0.1%
0.174% due 03/07/2013 - 07/25/2013 (b)(h)(i)		$2,964	2,961

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 24.0%
PIMCO Short-Term Floating NAV Portfolio	44,848,316	$449,515
PIMCO Short-Term Floating NAV Portfolio III	9,264,259	92,670

		542,185

Total Short-Term Instruments (Cost $758,884)		760,026

Total Investments 114.5% (Cost $2,508,412)		$2,585,426

Written Options (k) (0.0%) (Premiums $4,066)		(1,126)

Other Assets and Liabilities (Net) (14.5%)		(326,403)

Net Assets 100.0%		$2,257,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $39,104 at a weighted average interest rate of 0.204%.
(g)	Securities with an aggregate market value of $1,690 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $50,188 and cash of $1,441 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	25	$7
90-Day Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2014	219	16
90-Day Eurodollar June Futures	Long	06/2015	905	410
90-Day Eurodollar March Futures	Long	03/2015	269	153
90-Day Eurodollar September Futures	Long	09/2015	30	45
E-mini S&P 500 Index December Futures	Short	12/2012	4,433	(979)
Euro-Bund 10-Year Bond December Futures	Short	12/2012	23	(36)
S&P 500 Index December Futures	Short	12/2012	1,903	3,197

				$2,813

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $9,239 and cash of $958 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$32,352	$(666)	$(1,871)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	36,333	(287)	(1,762)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	330,700	(1,537)	108

					$(2,490)	$(3,525)

64	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	55,800	$422	$423
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		10,800	309	234
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	9,400	94	130

						$825	$787

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%	$	9,200	$550	$528	$22
American International Group, Inc.	BOA	1.000%	03/20/2016	1.119%		10,000	(38)	(353)	315
American International Group, Inc.	CBK	1.000%	03/20/2016	1.119%		9,900	(37)	(354)	317
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		20,100	500	422	78
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.939%		500	1	(6)	7
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.021%		14,600	(8)	(106)	98
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		5,000	31	(10)	41
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		8,700	55	(15)	70
Brazil Government International Bond	DUB	1.000%	03/20/2016	0.791%		24,400	184	(82)	266
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		5,400	34	(13)	47
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		1,900	17	(24)	41
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		2,300	21	(23)	44
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		2,600	24	(27)	51
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	BOA	1.000%	06/20/2015	0.391%		3,100	52	52	0
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		300	6	4	2
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		700	12	8	4
China Government International Bond	BRC	1.000%	06/20/2016	0.564%		26,200	430	340	90
China Government International Bond	CBK	1.000%	06/20/2015	0.391%		700	11	11	0
China Government International Bond	DUB	1.000%	09/20/2022	1.274%		1,700	(41)	(63)	22
China Government International Bond	FBF	1.000%	09/20/2022	1.274%		3,300	(79)	(112)	33
China Government International Bond	RYL	1.000%	06/20/2015	0.391%		1,400	24	24	0
China Government International Bond	UAG	1.000%	09/20/2022	1.274%		1,400	(34)	(54)	20
France Government Bond	FBF	0.250%	03/20/2016	0.688%		28,400	(426)	(874)	448
France Government Bond	HUS	0.250%	09/20/2016	0.835%		700	(16)	(27)	11
France Government Bond	RYL	0.250%	12/20/2015	0.597%		1,300	(15)	(26)	11
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		6,800	2	(135)	137
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		10,500	914	374	540
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		2,000	1	(34)	35
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%		600	4	(14)	18
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		3,300	(258)	(223)	(35)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%		5,500	(430)	(380)	(50)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		3,100	(243)	(212)	(31)
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		5,900	76	(42)	118
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		1,500	19	(10)	29
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		2,600	34	(19)	53
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		300	(3)	(9)	6
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.367%		1,600	(19)	(34)	15
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		8,000	(95)	(525)	430
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		12,400	(148)	(735)	587
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		300	4	(4)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		1,600	20	(36)	56
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.689%		17,400	192	(84)	276
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		1,600	20	(37)	57
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%		800	10	(12)	22
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.512%		900	11	(21)	32
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		5,700	63	(27)	90
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.601%		1,900	23	(22)	45
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%		400	4	(6)	10
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.635%		13,900	(334)	(272)	(62)
Republic of Germany	BOA	0.250%	09/20/2016	0.347%		16,600	(62)	(298)	236
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.156%	EUR	6,100	23	(91)	114
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%	$	7,300	190	126	64
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		1,000	25	19	6
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		5,000	126	115	11
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		2,400	54	28	26

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%	$	200	$6	$3	$3
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		2,400	63	42	21

							$1,563	$(3,376)	$4,939

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	16,400	$1,086	$1,065	$21
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017		2,300	153	150	3

							$1,239	$1,215	$24

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	6,900	$689	$849	$(160)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		8,500	849	1,131	(282)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		5,500	548	716	(168)
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		482	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		2,315	36	0	36
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	4	0	4
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049		1,700	(102)	(98)	(4)
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049		1,700	(102)	(102)	0

						$1,923	$2,496	$(573)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	265,700	$356	$127	$229
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		62,300	83	24	59
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		19,100	26	4	22
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		19,000	17	(8)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		12,000	11	(5)	16

							$493	$142	$351

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	8,398,966	1-Month USD-LIBOR plus a specified spread	$	1,234,509	01/15/2013	BOA	$(16,336)
Pay	S&P 500 Index	496,353	1-Month USD-LIBOR plus a specified spread		1,264,835	01/15/2013	BOA	17,163
Receive	ERAUSLT Index	5,212,549	1-Month USD-LIBOR plus a specified spread		742,893	02/28/2013	BOA	13,074
Receive	ERAUSLT Index	1,730,735	1-Month USD-LIBOR plus a specified spread		250,000	09/30/2013	JPM	1,054

								$14,955

66	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	71,700	$409	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		80,900	305	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		17,200	77	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		32,600	230	(10)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		178,800	477	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		10,400	21	(25)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		10,400	53	(26)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		3,800	12	(15)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		3,800	12	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		4,000	14	(25)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		4,000	14	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		4,500	42	(114)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,500	87	(6)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		3,900	13	(16)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		3,900	13	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		11,100	18	(27)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,100	31	(15)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		7,300	22	(30)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		7,300	22	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		8,300	29	(52)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		8,300	29	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		17,700	96	(44)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		6,800	64	(173)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	132	(9)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		19,300	33	(78)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		8,100	25	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		11,200	22	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		8,100	41	(20)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		16,700	123	(22)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,900	18	(24)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,900	18	(2)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	3,000	13	(12)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		3,000	19	(19)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		900	4	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		900	6	(6)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	4,700	4	(13)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,700	19	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		7,800	12	(26)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		7,800	18	(8)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		3,200	3	(9)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,200	13	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		7,900	15	(22)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		7,900	15	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		7,200	13	(21)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		7,200	21	0

								$2,677	$(884)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(56)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(116)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(16)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(31)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(23)

						$1,389	$(242)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$1,789,400	EUR	0	$14,452
Sales	268	281,400		7,800	1,047
Closing Buys	(268)	(1,260,700)		0	(11,433)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$810,100	EUR	7,800	$4,066

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(l)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.014%	03/30/2015	06/22/2011	$5,270	$4,911	0.22%

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2042	$500	$546	$(545)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	31,569	$	39,703	BRC	$0	$(865)	$(865)
10/2012		42,476		54,076	CBK	255	(763)	(508)
10/2012		9		11	DUB	0	0	0
10/2012		2,141		2,680	HUS	0	(72)	(72)
10/2012		54,356		69,039	JPM	23	(834)	(811)
10/2012		13		16	MSC	0	(1)	(1)
10/2012		504		650	RYL	3	0	3
10/2012		5,825		7,472	UAG	5	(18)	(13)
10/2012	GBP	1,347		2,126	DUB	0	(49)	(49)
10/2012		25,414		40,192	GLM	0	(847)	(847)
10/2012		402		638	HUS	0	(11)	(11)
10/2012		982		1,590	JPM	5	0	5
10/2012	JPY	1,460,000		18,436	BOA	0	(274)	(274)
10/2012	$	44,766	EUR	34,837	BOA	2	0	2
10/2012		39,031		30,315	BPS	0	(75)	(75)
10/2012		40,109		30,953	CBK	0	(333)	(333)
10/2012		40,352		31,266	JPM	0	(173)	(173)
10/2012		154		119	RYL	0	(1)	(1)
10/2012		11,585		9,403	UAG	500	0	500
10/2012		45,758	GBP	28,145	BPS	0	(310)	(310)
10/2012		14	SGD	18	RYL	0	0	0
11/2012	EUR	34,837	$	44,780	BOA	0	(1)	(1)
11/2012		50,487		64,956	BPS	58	0	58
11/2012		35		45	BRC	0	0	0
11/2012		30,953		40,121	CBK	333	0	333
11/2012		31,342		40,462	JPM	174	0	174
11/2012	GBP	28,145		45,753	BPS	309	0	309
11/2012	JPY	1,060,000		13,483	JPM	0	(104)	(104)
11/2012	MXN	317,275		23,865	UAG	0	(643)	(643)
11/2012	$	401	GBP	247	UAG	0	(2)	(2)
12/2012	CAD	56	$	57	BPS	0	0	0
12/2012		30,647		31,641	CBK	523	0	523
12/2012		27,647		28,310	DUB	238	0	238
12/2012	JPY	599,775		7,652	BRC	0	(38)	(38)
12/2012	MXN	33,248		2,455	HUS	0	(112)	(112)
12/2012	$	1,100	BRL	2,250	HUS	2	0	2
12/2012		4,800		9,828	MSC	11	0	11
12/2012		3,600		7,368	UAG	7	0	7
12/2012		127	CAD	124	BRC	0	(1)	(1)
12/2012		7,744		7,578	CBK	0	(50)	(50)
12/2012		17	MXN	232	DUB	1	0	1
12/2012		1,550		20,399	GLM	26	(1)	25
12/2012		18		237	MSC	0	0	0
12/2012		1,477		19,406	UAG	22	(1)	21
01/2013	EUR	600	$	744	DUB	0	(28)	(28)
01/2013		4,200		5,161	UAG	0	(243)	(243)
02/2013	CNY	138,559		21,973	BRC	173	0	173
02/2013		23,921		3,800	FBF	36	0	36
02/2013		66,309		10,500	UAG	67	0	67
02/2013	EUR	1,800		2,306	BPS	0	(11)	(11)
02/2013		2,900		3,651	UAG	0	(82)	(82)
02/2013	$	9,300	CNY	58,711	CBK	0	(62)	(62)
02/2013		12,609		80,000	JPM	0	(22)	(22)
02/2013		14,183		90,078	RYL	0	(11)	(11)

68	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	EUR	300	$	377	BOA	$0	$(10)	$(10)
09/2013		1,000		1,262	UAG	0	(27)	(27)
12/2013		19,100		24,108	BOA	0	(554)	(554)
04/2014		300		380	CBK	0	(8)	(8)
06/2014		500		634	FBF	0	(13)	(13)
08/2014		200		253	BPS	0	(6)	(6)

						$2,773	$(6,656)	$(3,883)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$14,323	$0	$14,323
Corporate Bonds & Notes
Banking & Finance	0	238,249	132	238,381
Industrials	0	54,923	0	54,923
Utilities	0	45,262	0	45,262
Convertible Bonds & Notes
Industrials	0	3,204	0	3,204
Municipal Bonds & Notes
Alaska	0	2,115	0	2,115
California	0	39,530	0	39,530
Connecticut	0	10,135	0	10,135
Illinois	0	3,985	0	3,985
New Jersey	0	1,675	0	1,675
New York	0	25,959	0	25,959
Ohio	0	5,111	0	5,111
Virginia	0	4,792	0	4,792
Washington	0	14,295	0	14,295
U.S. Government Agencies	199,586	424,856	0	624,442
U.S. Treasury Obligations	0	165,235	0	165,235
Mortgage-Backed Securities	0	171,310	0	171,310
Asset-Backed Securities	0	187,871	10,079	197,950
Sovereign Issues	0	194,106	0	194,106
Preferred Securities
Banking & Finance	0	8,667	0	8,667
Short-Term Instruments
Certificates of Deposit	0	70,368	0	70,368
Commercial Paper	7,685	25,942	0	33,627

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Italy Treasury Bills	$0	$8,546	$0	$8,546
Japan Treasury Bills	0	32,289	0	32,289
Mexico Treasury Bills	0	33,857	0	33,857
Spain Treasury Bills	0	36,193	0	36,193
U.S. Treasury Bills	0	2,961	0	2,961
PIMCO Short-Term Floating NAV Portfolios	542,185	0	0	542,185
	$749,456	$1,825,759	$10,211	$2,585,426

Short Sales, at value	$0	$(545)	$0	$(545)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	5,290	0	5,290
Equity Contracts	3,197	31,291	0	34,488
Foreign Exchange Contracts	0	2,773	0	2,773
Interest Rate Contracts	631	1,138	0	1,769
	$3,828	$40,492	$0	$44,320

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,425)	0	(4,425)
Equity Contracts	(979)	(16,336)	0	(17,315)
Foreign Exchange Contracts	0	(6,656)	0	(6,656)
Interest Rate Contracts	(36)	(884)	(242)	(1,162)
	$(1,015)	$(28,301)	$(242)	$(29,558)

Totals	$752,269	$1,837,405	$9,969	$2,599,643

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,796	$0	$(4,686)	$(3)	$(73)	$98	$0	$0	$132	$1
Asset-Backed Securities	18,835	4,400	(2,468)	69	68	321	0	(11,146)	10,079	113

	$23,631	$4,400	$(7,154)	$66	$(5)	$419	$0	$(11,146)	$10,211	$114

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(279)	$0	$0	$0	$0	$37	$0	$0	$(242)	$37

Totals	$23,352	$4,400	$(7,154)	$66	$(5)	$456	$0	$(11,146)	$9,969	$151

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$132	Third Party Vendor	Broker Quote	96.60
Asset-Backed Securities	9,186	Benchmark Pricing	Base Price	95.74-99.99
	893	Third Party Vendor	Broker Quote	99.70

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(242)	Indicative Market Quotations	Broker Quote	0.14-0.23

Total	$9,969

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$100	$4,718	$0	$83	$4,901
Unrealized appreciation on foreign currency contracts	0	0	0	2,773	0	2,773
Unrealized appreciation on OTC swap agreements	0	5,182	31,291	0	351	36,824

	$0	$5,282	$36,009	$2,773	$434	$44,498

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,126	$1,126
Variation margin payable on financial derivative instruments (2)	0	42	0	0	2	44
Unrealized depreciation on foreign currency contracts	0	0	0	6,656	0	6,656
Unrealized depreciation on OTC swap agreements	0	792	16,336	0	0	17,128

	$0	$834	$16,336	$6,656	$1,128	$24,954

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(59)	$(59)
Net realized gain (loss) on futures contracts	0	0	(28,064)	0	1,380	(26,684)
Net realized gain on written options	0	0	0	0	11,434	11,434
Net realized gain (loss) on swaps	0	(2,783)	14,080	0	8,144	19,441
Net realized (loss) on foreign currency transactions	0	0	0	(541)	0	(541)

	$0	$(2,783)	$(13,984)	$(541)	$20,899	$3,591

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$36	$36
Net change in unrealized appreciation on futures contracts	0	0	13,587	0	1,374	14,961
Net change in unrealized (depreciation) on written options	0	0	0	0	(8,842)	(8,842)
Net change in unrealized appreciation (depreciation) on swaps	0	2,899	6,855	0	(15,750)	(5,996)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	927	0	927

	$0	$2,899	$20,442	$927	$(23,182)	$1,086

70	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,813 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(2,738) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$12,938	$(15,030)	$(2,092)
BPS	(29)	0	(29)
BRC	1,417	(1,530)	(113)
CBK	1,638	(1,590)	48
DUB	70	0	70
FBF	245	(430)	(185)
GLM	(904)	1,089	185
GST	361	(610)	(249)
HUS	(94)	0	(94)
JPM	(478)	(70)	(548)
MSC	11	0	11
MYC	212	(240)	(28)
RYL	400	(310)	90
UAG	(623)	601	(22)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.716% due 05/02/2016		$288	$288

Total Bank Loan Obligations (Cost $273)			288

CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 7.9%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		200	199
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	720
Ally Financial, Inc.
3.638% due 02/11/2014		2,100	2,123
3.779% due 06/20/2014		200	206
4.500% due 02/11/2014		300	308
4.625% due 06/26/2015		7,300	7,491
American Express Credit Corp.
5.875% due 05/02/2013		700	722
American International Group, Inc.
5.050% due 10/01/2015		100	110
6.400% due 12/15/2020		1,800	2,197
ASIF
3.000% due 02/17/2017	EUR	3,500	4,382
Banco Santander Brasil S.A.
2.485% due 03/18/2014		$400	394
4.250% due 01/14/2016		300	308
Banco Santander Chile
2.055% due 01/19/2016		1,000	973
Bank of America Corp.
0.765% due 08/15/2016		400	369
1.867% due 01/30/2014		300	302
6.000% due 09/01/2017		1,925	2,229
Bank of Montreal
1.950% due 01/30/2018		300	315
2.850% due 06/09/2015		100	106
Bank of Nova Scotia
1.650% due 10/29/2015		200	207
Banque PSA Finance S.A.
2.361% due 04/04/2014		200	196
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	2,030
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	212
6.500% due 03/10/2021		200	220
Bear Stearns Cos. LLC
7.250% due 02/01/2018		400	500
BPCE S.A.
2.375% due 10/04/2013		100	100
Capital One Capital
10.250% due 08/15/2039		700	725
CIT Group, Inc.
5.250% due 04/01/2014		100	105
Citigroup, Inc.
0.678% due 06/09/2016		400	370
1.285% due 02/15/2013		100	100
1.906% due 01/13/2014		600	605
4.750% due 02/10/2019	EUR	1,000	1,188
5.000% due 09/15/2014		$2,900	3,060
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		100	99
Credit Agricole S.A.
1.903% due 01/21/2014		300	301
7.589% due 01/30/2020 (d)	GBP	100	128
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		$300	336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
4.000% due 01/29/2021		$600	$657
5.125% due 06/29/2020		100	117
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,400	1,429
Goldman Sachs Group, Inc.
0.823% due 03/22/2016		200	192
0.853% due 07/22/2015		100	97
HBOS PLC
1.112% due 09/06/2017		2,500	2,040
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		3,000	4,110
ING Bank NV
1.808% due 06/09/2014		600	602
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.750% due 09/01/2016		200	226
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,800	3,933
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	1,500	1,930
7.900% due 04/30/2018 (d)		$3,600	4,103
KeyBank N.A.
7.413% due 10/15/2027		6,000	6,660
Korea Development Bank
0.714% due 11/23/2012		100	100
3.000% due 09/14/2022		1,700	1,707
3.500% due 08/22/2017		300	324
4.375% due 08/10/2015		700	760
LBG Capital PLC
8.000% due 06/15/2020 (d)		300	289
8.500% due 12/17/2021 (d)		200	186
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		1,200	1,348
Moody’s Corp.
4.500% due 09/01/2022		4,500	4,781
Morgan Stanley
0.935% due 10/15/2015		300	286
5.550% due 04/27/2017		4,095	4,495
7.300% due 05/13/2019		200	236
National Australia Bank Ltd.
5.350% due 06/12/2013		800	826
PKO Finance AB
4.630% due 09/26/2022		700	704
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,110
RCI Banque S.A.
2.328% due 04/11/2014		400	392
SLM Corp.
0.582% due 06/17/2013	EUR	1,400	1,772
Societe Generale S.A.
5.922% due 04/05/2017 (d)		$600	487
Springleaf Finance Corp.
6.900% due 12/15/2017		1,300	1,112
SSIF Nevada LP
1.155% due 04/14/2014		1,000	1,005
State Bank of India
4.500% due 07/27/2015		1,000	1,041
Temasek Financial Ltd.
4.300% due 10/25/2019		300	342
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,365	2,910
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		200	192
UBS AG
5.875% due 12/20/2017		700	830

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	$1,400	$1,613

		88,984

INDUSTRIALS 1.2%
Braskem Finance Ltd.
5.750% due 04/15/2021	300	319
Comcast Corp.
6.450% due 03/15/2037	300	388
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)	2,400	2,467
Continental Airlines, Inc.
6.750% due 09/15/2015	1,600	1,686
Corp. Nacional del Cobre de Chile
6.150% due 10/24/2036	100	129
Daimler Finance North America LLC
1.599% due 09/13/2013	500	504
DISH DBS Corp.
6.625% due 10/01/2014	700	761
Dow Chemical Co.
6.000% due 10/01/2012	200	200
International Business Machines Corp.
5.700% due 09/14/2017	742	911
Kraft Foods Group, Inc.
6.125% due 08/23/2018	591	725
Kraft Foods, Inc.
6.125% due 02/01/2018	209	256
MGM Resorts International
13.000% due 11/15/2013	1,700	1,925
Peabody Energy Corp.
7.875% due 11/01/2026	300	321
Pemex Project Funding Master Trust
1.018% due 12/03/2012	200	200
Petrobras International Finance Co.
3.875% due 01/27/2016	900	957
Rohm and Haas Co.
6.000% due 09/15/2017	500	598
Transocean, Inc.
4.950% due 11/15/2015	300	329
UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	711

		13,387

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	391
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	200	223
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	224	254
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	700	725
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,200	1,194
Majapahit Holding BV
7.750% due 01/20/2020	500	631
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	214
Petroleos Mexicanos
5.500% due 06/27/2044	200	221
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	250	291

		4,144

Total Corporate Bonds & Notes (Cost $102,744)		106,515

72	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 6.2%

CALIFORNIA 2.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	$1,300	$1,765
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	120
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,264
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	526
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	2,600	3,683
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,151
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,400	1,689
5.000% due 05/15/2032	9,400	11,115

		22,313

CONNECTICUT 0.6%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	5,000	6,237

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,418
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,918

		4,336

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.731% due 05/01/2043	200	202

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	285

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	1,700	1,702

NEW YORK 1.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,842
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,710	3,463
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	$100	$115
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	9,215	11,104
5.000% due 05/01/2030	600	720
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	600	726
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,290

		21,401

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,422
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	1,300	1,479

		3,901

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	651

WASHINGTON 0.8%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	7,000	8,766

Total Municipal Bonds & Notes (Cost $64,831)		69,794

U.S. GOVERNMENT AGENCIES 45.0%
Fannie Mae
0.277% due 12/25/2036	306	303
0.500% due 07/02/2015	17,800	17,868
0.567% due 03/25/2037 - 09/25/2042	1,229	1,231
0.597% due 07/25/2037	557	560
0.617% due 09/25/2035	515	513
0.627% due 09/25/2035	1,265	1,273
0.847% due 05/25/2040	540	547
0.875% due 08/28/2017 - 10/26/2017	11,500	11,572
0.937% due 06/25/2037	182	183
0.947% due 06/25/2040	4,710	4,751
0.957% due 03/25/2040	1,066	1,081
0.967% due 11/25/2039 - 01/25/2040	1,799	1,825
1.037% due 12/25/2039	388	395
1.117% due 07/25/2039	333	337
1.250% due 01/30/2017	700	719
1.348% due 06/01/2043 - 07/01/2044	413	419
2.053% due 11/01/2035	100	106
2.184% due 10/01/2034	51	54
2.224% due 11/01/2034	17	18
2.280% due 12/01/2033	215	224
2.300% due 03/01/2035	45	48
2.310% due 08/01/2022	200	206
2.395% due 05/01/2036	185	196
2.427% due 10/01/2035	118	126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.463% due 09/01/2036	$209	$219
2.500% due 05/01/2027 - 11/01/2027	135,991	142,823
2.503% due 01/01/2035	413	443
2.520% due 07/01/2036	200	214
2.528% due 09/01/2035	329	352
2.563% due 07/01/2035	289	309
2.587% due 05/01/2035	24	26
2.590% due 07/01/2022	898	940
2.612% due 09/01/2035	360	385
2.624% due 08/01/2036	193	206
2.675% due 05/25/2035	67	71
2.676% due 12/01/2033	96	103
2.701% due 07/01/2034	321	345
2.705% due 08/01/2035	387	416
2.719% due 07/01/2035	289	311
2.810% due 08/01/2035	670	721
2.840% due 06/01/2035	594	639
2.870% due 09/01/2027	500	511
2.920% due 06/01/2022	2,632	2,819
3.000% due 10/01/2027	5,000	5,300
3.156% due 05/01/2022	2,096	2,282
3.192% due 06/01/2035	810	869
3.500% due 10/01/2027 - 11/01/2042	23,000	24,595
4.000% due 09/01/2013 - 11/01/2042	57,259	61,392
4.500% due 05/01/2014 - 06/01/2042	80,087	86,701
5.000% due 06/01/2035 - 11/01/2042	37,407	40,836
5.500% due 10/01/2021 - 06/01/2038	691	757
6.000% due 02/01/2029 - 04/01/2039	2,119	2,368
6.500% due 09/01/2034	12	14
Freddie Mac
0.371% due 07/15/2019	390	391
0.477% due 08/25/2031	126	123
0.551% due 02/15/2037	69	69
0.621% due 06/15/2018	46	46
0.771% due 07/15/2041	3,549	3,572
0.791% due 06/15/2041	3,299	3,323
0.831% due 07/15/2037	544	549
0.891% due 08/15/2037	508	513
0.921% due 08/15/2037	670	678
1.000% due 06/29/2017 - 09/29/2017	14,100	14,277
1.076% due 01/15/2038	395	400
1.250% due 05/12/2017	1,100	1,127
1.348% due 02/25/2045	56	55
1.750% due 05/30/2019	100	104
2.375% due 01/13/2022	500	526
4.375% due 07/17/2015	17,800	19,783
4.500% due 04/01/2039 - 07/01/2041	11,839	12,792
5.500% due 06/01/2027 - 10/01/2042	10,457	11,411
6.000% due 02/01/2034 - 10/01/2042	6,875	7,563
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	785	899
NCUA Guaranteed Notes
0.678% due 10/07/2020	413	414
Small Business Administration
5.290% due 12/01/2027	409	467
5.490% due 03/01/2028	3,103	3,587

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.600% due 09/01/2028		$3,060	$3,554

Total U.S. Government Agencies (Cost $501,808)			507,745

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(i)		300	311
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		810	884
0.125% due 07/15/2022		2,192	2,397
0.625% due 07/15/2021		8,844	10,128
0.750% due 02/15/2042		3,042	3,316
1.125% due 01/15/2021		314	372
1.250% due 07/15/2020		210	251
1.750% due 01/15/2028		8,968	11,638
2.000% due 01/15/2026		6,234	8,203
2.375% due 01/15/2025		2,552	3,471
2.375% due 01/15/2027		13,406	18,542
2.500% due 01/15/2029		4,589	6,577
3.625% due 04/15/2028		2,408	3,828
3.875% due 04/15/2029 (h)		3,763	6,264
U.S. Treasury Notes
0.500% due 07/31/2017 (g)		25,100	24,986
0.750% due 06/30/2017		15,600	15,725
0.875% due 07/31/2019 (g)		33,700	33,403
1.000% due 06/30/2019		24,300	24,313
1.000% due 08/31/2019		3,400	3,394
1.000% due 09/30/2019 (a)		2,300	2,293
1.125% due 05/31/2019		700	707
1.500% due 08/31/2018 (h)(i)		13,200	13,723
1.750% due 05/15/2022		1,700	1,725
3.375% due 11/15/2019		900	1,044

Total U.S. Treasury Obligations (Cost $192,084)			197,495

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		138	134
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	546	705
Banc of America Commercial Mortgage Trust
5.917% due 05/10/2045		$900	1,042
Banc of America Funding Corp.
0.499% due 06/20/2047		600	299
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		185	185
Bear Stearns Adjustable Rate Mortgage Trust
2.994% due 01/25/2034		1,061	1,069
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		549	518
3.006% due 09/25/2035		140	114
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	110
5.405% due 12/11/2040		3,100	3,499
5.471% due 01/12/2045		300	351
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036		511	323
Chaseflex Trust
0.517% due 07/25/2037		1,684	1,321
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		153	142
2.600% due 05/25/2035		300	292
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044		3,100	3,481
Countrywide Alternative Loan Trust
0.397% due 05/25/2047		519	357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.407% due 09/25/2046		$2,818	$1,863
0.497% due 02/25/2037		2,543	1,595
Countrywide Home Loan Mortgage Pass-Through Trust
2.809% due 02/20/2036		118	101
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		300	332
5.855% due 03/15/2039		100	112
Deutsche ALT-A Securities, Inc.
0.547% due 02/25/2036		6,391	3,736
European Loan Conduit
0.495% due 05/15/2019	EUR	51	58
First Horizon Alternative Mortgage Securities
2.572% due 08/25/2035		$785	648
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		487	463
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	2,040	2,571
0.319% due 12/20/2054		$209	205
0.319% due 12/20/2054	EUR	209	264
0.838% due 12/20/2054	GBP	279	442
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		$330	324
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		500	574
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300	300
GSR Mortgage Loan Trust
2.647% due 09/25/2035		898	906
5.138% due 11/25/2035		562	565
Harborview Mortgage Loan Trust
0.469% due 01/19/2036		1,263	818
Indymac Index Mortgage Loan Trust
2.506% due 01/25/2036		441	320
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		600	698
5.420% due 01/15/2049		2,900	3,358
JPMorgan Mortgage Trust
5.750% due 01/25/2036		58	54
Lanark Master Issuer PLC
1.834% due 12/22/2054		5,600	5,726
Leek Finance Ltd.
0.596% due 12/21/2038		3,285	3,339
Mellon Residential Funding Corp.
0.661% due 12/15/2030		1,057	1,057
Merrill Lynch Floating Trust
0.766% due 07/09/2021		1,225	1,209
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		409	347
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	685
Morgan Stanley Capital Trust
5.383% due 11/14/2042		3,200	3,579
5.610% due 04/15/2049		223	236
5.809% due 12/12/2049		100	119
Residential Accredit Loans, Inc. Trust
3.847% due 12/25/2035		1,309	914
Sequoia Mortgage Trust
0.429% due 06/20/2036		1,559	1,334
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		366	257
2.809% due 01/25/2035		791	710
2.816% due 09/25/2035		528	463
2.817% due 08/25/2035		329	295
2.819% due 08/25/2034		722	714
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		196	171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.497% due 02/25/2036		$225	$148
Structured Asset Securities Corp.
2.843% due 10/28/2035		461	417
Titan Europe PLC
0.955% due 04/23/2015	GBP	3,699	5,888
UBS Commercial Mortgage Trust
0.796% due 07/15/2024		$9,000	8,736
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021		1,535	1,487
5.012% due 12/15/2035		7,577	7,879
Wachovia Mortgage Loan Trust LLC
2.898% due 05/20/2036		1,022	801
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045		92	84
0.537% due 01/25/2045		559	529
1.148% due 02/25/2046		1,126	1,007
1.344% due 05/25/2041		39	40
1.348% due 11/25/2042		92	86
2.344% due 02/27/2034		295	301
2.594% due 10/25/2046		280	249
2.594% due 12/25/2046		1,115	951
5.174% due 06/25/2037		1,375	1,169
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036		655	629

Total Mortgage-Backed Securities (Cost $83,467)			85,913

ASSET-BACKED SECURITIES 3.7%
Aames Mortgage Investment Trust
1.792% due 01/25/2035		243	242
ARES CLO Ltd.
0.681% due 02/24/2018		530	524
Argent Securities, Inc.
1.037% due 02/25/2034		3,110	2,342
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		151	145
Avalon Capital Ltd.
0.701% due 02/24/2019		4,814	4,730
Bear Stearns Asset-Backed Securities Trust
0.377% due 08/25/2036		4,346	2,788
0.897% due 10/25/2035		4,800	2,271
Bumper S.A.
1.366% due 02/23/2023	EUR	4,100	5,321
Centurion CDO Ltd.
0.817% due 01/30/2016		$1,042	1,032
Citibank Omni Master Trust
2.971% due 08/15/2018		1,400	1,466
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		42	18
Duane Street CLO Ltd.
0.689% due 11/08/2017		2,643	2,619
Fremont Home Loan Trust
0.277% due 01/25/2037		20	9
Hillmark Funding
0.685% due 05/21/2021		1,100	1,053
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		1,000	1,006
Illinois Student Assistance Commission
0.931% due 04/25/2017		53	53
Lafayette CLO Ltd.
1.635% due 09/06/2022		3,000	3,000
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		17	14
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		76	77

74	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
4.750% due 06/15/2033		$218	$209
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	2,519	3,124
1.271% due 06/15/2023		$1,874	1,887
3.471% due 05/16/2044		422	445
3.500% due 08/17/2043		1,041	1,012
Specialty Underwriting & Residential Finance
0.517% due 12/25/2036		4,900	2,809
Structured Asset Securities Corp.
0.537% due 05/25/2037		3,100	2,057
Venture CDO Ltd.
0.673% due 07/22/2021		600	570
Wood Street CLO BV
1.222% due 11/22/2021	EUR	955	1,194

Total Asset-Backed Securities (Cost $41,395)			42,017

SOVEREIGN ISSUES 6.1%
Indonesia Government International Bond
7.500% due 01/15/2016		$500	590
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	2,600	3,354
2.500% due 03/01/2015		1,500	1,918
3.000% due 04/01/2014		200	260
3.000% due 04/15/2015		100	129
3.000% due 11/01/2015		400	515
3.500% due 06/01/2014		200	262
3.750% due 12/15/2013		12,200	16,006
3.750% due 08/01/2015		500	657
3.750% due 04/15/2016		200	262
3.750% due 08/01/2016		100	130
4.250% due 07/01/2014		100	133
4.250% due 08/01/2014		100	133
4.500% due 07/15/2015		700	937
4.750% due 09/15/2016		100	134
4.750% due 06/01/2017		1,500	1,992
6.000% due 11/15/2014		100	138
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		2,100	2,651
0.000% due 09/30/2014		16,000	19,521
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,900	481
6.500% due 06/09/2022		6,000	509
10.000% due 12/05/2024		1,400	153
Province of Ontario
3.150% due 06/02/2022	CAD	8,500	8,999
4.200% due 03/08/2018		100	114
Province of Quebec
3.500% due 07/29/2020		$500	560
Spain Government International Bond
3.750% due 10/31/2015	EUR	5,400	6,866
4.400% due 01/31/2015		600	786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	$215

Total Sovereign Issues (Cost $67,448)		68,405

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	80,000	0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 10/29/2012 (d)	243	1,811

Total Preferred Securities (Cost $2,585)		1,811

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.0%

CERTIFICATES OF DEPOSIT 3.3%
Dexia Credit Local
1.400% due 09/20/2013	$1,800	1,795
1.650% due 09/12/2013	15,800	15,792
1.700% due 09/06/2013	15,500	15,500
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	3,800	3,794

		36,881

COMMERCIAL PAPER 2.2%
Duke Energy Corp.
0.460% due 10/16/2012	7,700	7,698
0.470% due 10/15/2012	300	300
Ford Motor Credit Co.
1.050% due 10/22/2012	3,300	3,298
1.200% due 11/02/2012	8,700	8,691
1.200% due 11/08/2012	600	599
Santander Commercial Paper S.A
2.200% due 04/02/2013	800	791
3.100% due 10/01/2013	3,200	3,100

		24,477

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	2,200	2,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $2,230. Repurchase proceeds are $2,200.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012		$1,381	$1,381

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $1,414. Repurchase proceeds are $1,381.)
			3,581

ITALY TREASURY BILLS 0.3%
1.337% due 02/28/2013 (b)	EUR	3,200	4,090

JAPAN TREASURY BILLS 5.3%
0.098% due 10/09/2012 - 11/19/2012 (b)	JPY	4,690,000	60,091

MEXICO TREASURY BILLS 1.9%
4.333% due 11/22/2012 - 11/29/2012 (b)	MXN	283,600	21,885

SPAIN TREASURY BILLS 2.5%
1.091% due 06/21/2013 - 09/20/2013 (b)	EUR	22,200	27,875

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 10.2%
PIMCO Short-Term Floating NAV Portfolio		5,878,922	58,925
PIMCO Short-Term Floating NAV Portfolio III		5,612,843	56,145

			115,070

Total Short-Term Instruments (Cost $292,662)			293,950

Total Investments 121.7% (Cost $1,349,297)			$1,373,933

Written Options (k) (0.0%) (Premiums $720)			(417)

Other Assets and Liabilities (Net) (21.7%)			(244,150)

Net Assets 100.0%			$1,129,366

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $15,780 at a weighted average interest rate of 0.055%.
(g)	Securities with an aggregate market value of $2,145 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund (Cont.)

(h)	Securities with an aggregate market value of $508 and cash of $21 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	15	$4
90-Day Eurodollar December Futures	Long	12/2014	26	3
90-Day Eurodollar June Futures	Long	06/2015	455	488
90-Day Eurodollar March Futures	Long	03/2015	356	427
90-Day Eurodollar September Futures	Long	09/2015	15	23
Euro-Bund 10-Year Bond December Futures	Short	12/2012	14	(21)

				$924

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $666 and cash of $50 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	$1,337	$(11)	$(53)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	4,300	$(167)	$(246)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	5,700	57	79

						$(110)	$(167)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.119%	$	300	$(2)	$(11)	$9
American International Group, Inc.	CBK	1.000%	03/20/2016	1.119%		400	(1)	(14)	13
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%		100	(5)	(22)	17
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		5,000	125	105	20
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.021%		1,400	(1)	(10)	9
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.808%		300	15	0	15
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		400	3	(3)	6
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		1,000	7	(1)	8
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.837%		1,700	11	(2)	13
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.612%		13,300	132	(243)	375
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		300	3	(8)	11
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		600	5	(6)	11
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		600	5	(2)	7
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		5,800	37	(155)	192
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		1,000	9	(11)	20
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		100	1	(1)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		300	6	4	2
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		700	12	8	4
China Government International Bond	MYC	1.000%	06/20/2016	0.564%		3,400	55	(105)	160
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		3,900	61	(134)	195
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.095%		100	0	(4)	4
France Government Bond	CBK	0.250%	12/20/2015	0.597%		6,400	(71)	(354)	283
France Government Bond	GST	0.250%	03/20/2016	0.688%		8,700	(131)	(538)	407
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5
France Government Bond	RYL	0.250%	12/20/2015	0.597%		700	(8)	(14)	6
France Government Bond	UAG	0.250%	09/20/2016	0.835%		200	(5)	(8)	3
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		1,400	3	(29)	32
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		1,200	2	(24)	26
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		1,200	2	(24)	26
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.156%		2,400	(14)	(56)	42
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.412%		700	38	0	38

76	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%	$	1,500	$1	$0	$1
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		700	35	0	35
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		600	52	21	31
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.412%		800	44	0	44
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.036%		600	(48)	(42)	(6)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		500	1	(8)	9
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		200	(16)	(14)	(2)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		200	1	(3)	4
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		200	(16)	(14)	(2)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		300	5	4	1
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		5,700	101	(53)	154
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		700	12	6	6
Japan Government International Bond	MYC	1.000%	09/20/2016	0.618%		1,000	15	(10)	25
Japan Government International Bond	UAG	1.000%	09/20/2016	0.618%		600	9	(6)	15
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		300	(3)	(9)	6
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		700	(1)	(13)	12
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		1,200	(59)	(68)	9
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		2,000	(10)	(121)	111
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%		300	(7)	(13)	6
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		600	7	(14)	21
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		200	0	0	0
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		400	5	(9)	14
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		800	9	(6)	15
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		1,900	19	5	14
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%		800	3	(8)	11
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		900	1	2	(1)
Mexico Government International Bond	GST	1.000%	03/20/2016	0.689%		7,100	79	(219)	298
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		1,500	6	(15)	21
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%		1,000	(25)	(46)	21
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		1,200	3	3	0
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		1,400	15	(9)	24
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		100	5	(10)	15
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.635%		1,400	(33)	(27)	(6)
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		2,800	(7)	(95)	88
Republic of Korea	MYC	1.000%	09/20/2016	0.600%		1,200	19	(49)	68
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		100	(2)	(7)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		2,300	4	(24)	28
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		2,300	60	22	38
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		1,000	25	23	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		400	9	2	7
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		500	13	9	4
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		500	10	2	8
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		400	10	7	3

							$648	$(2,480)	$3,128

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	6,700	$588	$409	$179
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		900	78	117	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		10,000	878	725	153
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		700	62	79	(17)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		200	20	28	(8)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		2,990	5	0	5
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		675	10	0	10
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		1,543	24	0	24
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		965	4	0	4
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		2,700	(160)	(144)	(16)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		700	(42)	(41)	(1)

						$1,467	$1,173	$294

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,600	$13	$5	$8
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,300	6	2	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,400	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		11,000	10	(8)	18
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		6,000	5	(2)	7
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		7,000	6	(5)	11

							$42	$(8)	$50

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	1,262,557	1-Month USD-LIBOR plus a specified spread	$	185,575	10/15/2012	BOA	$(2,454)
Receive	ERAUSLT Index	4,835,785	1-Month USD-LIBOR plus a specified spread		683,031	02/28/2013	BOA	18,266
Receive	ERAUSLT Index	1,024,042	1-Month USD-LIBOR plus a specified spread		150,517	04/15/2013	JPM	(1,993)
Receive	ERAUSLT Index	536,767	1-Month USD-LIBOR plus a specified spread		75,947	08/30/2013	JPM	1,899

								$15,718

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	4,300	$25	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,200	20	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		900	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		10,800	76	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		6,300	17	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,600	13	(16)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		6,600	33	(16)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,300	7	(9)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,300	7	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		2,500	9	(16)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		2,500	9	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,200	11	(31)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,200	23	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,400	8	(10)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,400	8	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,800	11	(16)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	19	(9)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		5,000	17	(31)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		5,000	17	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		13,400	73	(33)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,700	16	(43)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,700	33	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		12,500	20	(51)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,000	16	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		7,500	15	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		5,200	26	(13)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		5,000	36	(6)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		3,600	11	(15)

78	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	$	3,600	$11	$(1)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	1,600	7	(7)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,600	10	(10)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		500	2	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		500	3	(3)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	3,200	3	(9)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,200	13	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		4,700	8	(15)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		4,700	11	(5)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,100	2	(6)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,100	9	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		5,200	10	(15)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		5,200	10	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		4,900	9	(14)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,900	14	0

								$702	$(414)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	(1)

						$18	$(3)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$172,900	EUR	0	$1,701
Sales	158	159,200		4,200	566
Closing Buys	(158)	(149,800)		0	(1,547)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$182,300	EUR	4,200	$720

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2027	$6,000	$6,422	$(6,419)
Fannie Mae	4.500%	10/01/2042	3,000	3,232	(3,247)

				$9,654	$(9,666)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	4,687	$	5,992	BRC	$0	$(31)	$(31)
10/2012		5,343		6,946	CBK	80	0	80
10/2012		21,291		26,635	GLM	0	(725)	(725)
10/2012		22,537		28,877	JPM	15	(99)	(84)
10/2012		148		193	RYL	3	0	3
10/2012		389		498	UAG	0	(2)	(2)
10/2012	GBP	5,072		8,021	GLM	0	(169)	(169)
10/2012		199		322	JPM	1	0	1
10/2012	JPY	940,000		11,870	BOA	0	(177)	(177)
10/2012		2,050,000		25,788	FBF	0	(482)	(482)
10/2012		140,000		1,791	RYL	0	(3)	(3)
10/2012	SGD	2		2	RYL	0	0	0
10/2012	$	17,844	EUR	13,886	BOA	1	0	1
10/2012		15,066		11,706	BPS	0	(23)	(23)
10/2012		20,158		15,579	CBK	10	(149)	(139)
10/2012		225		180	DUB	6	0	6
10/2012		16,835		13,044	JPM	0	(72)	(72)
10/2012		8,535	GBP	5,271	HUS	0	(23)	(23)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	EUR	13,886	$	17,849	BOA	$0	$0	$0
11/2012		26,861		34,552	BPS	24	0	24
11/2012		21		27	BRC	0	0	0
11/2012		13,886		17,999	CBK	149	0	149
11/2012		13,044		16,840	JPM	72	0	72
11/2012	GBP	5,271		8,534	HUS	23	0	23
11/2012	JPY	240,000		3,034	CBK	0	(43)	(43)
11/2012		130,000		1,664	FBF	0	(3)	(3)
11/2012		1,190,000		15,136	JPM	0	(117)	(117)
11/2012	MXN	203,009		15,270	UAG	0	(411)	(411)
12/2012	CAD	8,911		9,134	DUB	86	0	86
12/2012	JPY	362,562		4,626	BRC	0	(23)	(23)
12/2012	MXN	13,345		986	HUS	0	(45)	(45)
12/2012	$	1,000	BRL	2,045	BRC	1	0	1
12/2012		3,300		6,756	UAG	8	0	8
12/2012		15	MXN	201	FBF	1	0	1
01/2013	EUR	400	$	496	DUB	0	(19)	(19)
01/2013		2,780		3,416	UAG	0	(161)	(161)
02/2013		1,100		1,409	BPS	0	(7)	(7)
02/2013		1,700		2,140	UAG	0	(48)	(48)
09/2013		100		126	BOA	0	(3)	(3)
09/2013		600		757	UAG	0	(17)	(17)
12/2013		12,200		15,399	BOA	0	(354)	(354)
04/2014		200		253	CBK	0	(5)	(5)
06/2014		200		254	FBF	0	(5)	(5)
08/2014		100		126	BPS	0	(3)	(3)

						$480	$(3,219)	$(2,739)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$288	$0	$288
Corporate Bonds & Notes
Banking & Finance	0	88,984	0	88,984
Industrials	0	13,387	0	13,387
Utilities	0	4,144	0	4,144
Municipal Bonds & Notes
California	0	22,313	0	22,313
Connecticut	0	6,237	0	6,237
Illinois	0	4,336	0	4,336
Louisiana	0	202	0	202
Nevada	0	285	0	285
New Jersey	0	1,702	0	1,702
New York	0	21,401	0	21,401
Ohio	0	3,901	0	3,901
Texas	0	651	0	651
Washington	0	8,766	0	8,766
U.S. Government Agencies	0	507,331	414	507,745
U.S. Treasury Obligations	0	197,495	0	197,495
Mortgage-Backed Securities	0	85,913	0	85,913
Asset-Backed Securities	0	37,964	4,053	42,017
Sovereign Issues	0	68,405	0	68,405
Preferred Securities
Banking & Finance	0	0	1,811	1,811
Short-Term Instruments
Certificates of Deposit	0	36,881	0	36,881
Commercial Paper	3,891	20,586	0	24,477
Repurchase Agreements	0	3,581	0	3,581

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Italy Treasury Bills	$0	$4,090	$0	$4,090
Japan Treasury Bills	0	60,091	0	60,091
Mexico Treasury Bills	0	21,885	0	21,885
Spain Treasury Bills	0	27,875	0	27,875
PIMCO Short-Term Floating NAV Portfolios	115,070	0	0	115,070
	$118,961	$1,248,694	$6,278	$1,373,933

Short Sales, at value	$0	$(9,666)	$0	$(9,666)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,520	0	3,520
Equity Contracts	0	20,165	0	20,165
Foreign Exchange Contracts	0	480	0	480
Interest Rate Contracts	945	129	0	1,074
	$945	$24,294	$0	$25,239

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(151)	0	(151)
Equity Contracts	0	(4,447)	0	(4,447)
Foreign Exchange Contracts	0	(3,219)	0	(3,219)
Interest Rate Contracts	(21)	(660)	(3)	(684)
	$(21)	$(8,477)	$(3)	$(8,501)

Totals	$119,885	$1,254,845	$6,275	$1,381,005

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

80	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$465	$0	$(52)	$0	$0	$1	$0	$0	$414	$1
Asset-Backed Securities	2,241	3,000	(214)	8	6	44	0	(1,032)	4,053	25
Convertible Preferred Securities
Industrials	20	0	0	0	0	(20)	0	0	0	(20)
Preferred Securities
Banking & Finance	1,819	0	0	0	0	(8)	0	0	1,811	(8)

	$4,545	$3,000	$(266)	$8	$6	$17	$0	$(1,032)	$6,278	$(2)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$0	$0	$0	$(3)	$0

Totals	$4,542	$3,000	$(266)	$8	$6	$17	$0	$(1,032)	$6,275	$(2)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$414	Third Party Vendor	Broker Quote	100.45
Asset-Backed Securities	4,053	Benchmark Pricing	Base Price	95.74-99.99
Preferred Securities
Banking & Finance	1,811	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$6,275

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$44	$44
Unrealized appreciation on foreign currency contracts	0	0	0	480	0	480
Unrealized appreciation on OTC swap agreements	0	3,520	20,165	0	50	23,735

	$0	$3,520	$20,165	$480	$94	$24,259

Liabilities:
Written options outstanding	$0	$0	$0	$0	$417	$417
Variation margin payable on financial derivative instruments (2)	0	2	0	0	1	3
Unrealized depreciation on foreign currency contracts	0	0	0	3,219	0	3,219
Unrealized depreciation on OTC swap agreements	0	98	4,447	0	0	4,545

	$0	$100	$4,447	$3,219	$418	$8,184

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Fundamental IndexPLUS® TR Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net realized gain on futures contracts	0	0	0	0	2,119	2,119
Net realized gain on written options	0	0	0	0	1,547	1,547
Net realized gain on swaps	0	1,013	37,121	0	803	38,937
Net realized gain on foreign currency transactions	0	0	0	323	0	323

	$0	$1,013	$37,121	$323	$4,455	$42,912

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$14	$14
Net change in unrealized appreciation on futures contracts	0	0	0	0	719	719
Net change in unrealized (depreciation) on written options	0	0	0	0	(810)	(810)
Net change in unrealized appreciation (depreciation) on swaps	0	978	8,847	0	(1,084)	8,741
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,883)	0	(1,883)

	$0	$978	$8,847	$(1,883)	$(1,161)	$6,781

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $924 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(220) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$15,074	$(18,520)	$(3,446)
BPS	(13)	0	(13)
BRC	592	(570)	22
CBK	92	(170)	(78)
DUB	99	(30)	69
FBF	(519)	434	(85)
GLM	(945)	983	38
GST	53	0	53
HUS	1,000	(1,150)	(150)
JPM	(236)	(400)	(636)
MYC	124	0	124
RYL	45	0	45
SOG	10	0	10
UAG	(657)	728	71

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

82	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.6%
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		$5,000	$5,056
Bausch & Lomb, Inc.
5.250% due 05/17/2019		7,980	8,078
Charter Communications, Inc.
4.000% due 05/15/2019		3,582	3,606
Colfax Corp.
4.500% due 01/13/2019		1,241	1,250
Community Health Systems, Inc.
2.716% - 4.750% due 10/25/2016		2,000	1,993
DaVita, Inc.
4.000% due 08/24/2019		6,500	6,524
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,600	1,618
GFA Brands, Inc.
7.000% due 07/02/2018		8,000	8,098
Health Management Associates, Inc.
4.500% due 11/18/2018		1,489	1,502
Hologic, Inc.
4.500% due 08/01/2019		8,000	8,104
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018		8,100	8,141
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		1,191	1,203
Residential Cap LLC
5.000% due 11/18/2013		8,800	8,850
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018		10,000	10,053
Springleaf Financial Funding Co.
5.500% due 05/10/2017		5,400	5,297
Valeant Pharmaceuticals International, Inc.
4.250% due 10/02/2019		2,500	2,505

Total Bank Loan Obligations (Cost $80,342)			81,878

CORPORATE BONDS & NOTES 16.8%

BANKING & FINANCE 11.4%
Ally Financial, Inc.
8.300% due 02/12/2015		200	222
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,518
5.850% due 01/16/2018		200	233
Banco Santander Chile
2.055% due 01/19/2016		100	97
Bank of America Corp.
5.650% due 05/01/2018		3,100	3,539
6.000% due 09/01/2017		11,000	12,740
Bankia S.A.
3.000% due 04/15/2013	EUR	8,500	10,674
BBVA Subordinated Capital S.A.U.
0.714% due 10/20/2017		1,300	1,620
5.750% due 03/11/2018	GBP	3,700	5,291
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,249
Caledonia Generating LLC
1.950% due 02/28/2022		7,674	7,804
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,405
Citigroup, Inc.
1.906% due 01/13/2014		1,700	1,714
Dexia Credit Local S.A.
1.160% due 09/18/2013	EUR	2,800	3,623
DNB Bank ASA
3.200% due 04/03/2017		$2,600	2,719

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$5,000	$5,200
Eksportfinans ASA
0.660% due 10/07/2013		400	387
0.661% due 04/05/2013		1,800	1,772
1.430% due 02/12/2013		1,000	989
1.600% due 03/20/2014	JPY	30,000	379
1.875% due 04/02/2013		$3,100	3,085
2.000% due 09/15/2015		200	187
2.375% due 05/25/2016		500	463
3.000% due 11/17/2014		4,400	4,326
5.500% due 05/25/2016		200	204
5.500% due 06/26/2017		1,600	1,634
Export-Import Bank of Korea
1.401% due 07/26/2013		7,000	7,000
2.176% due 03/21/2015		4,200	4,192
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,675
7.000% due 10/01/2013		400	424
7.000% due 04/15/2015		4,450	4,995
8.700% due 10/01/2014		1,300	1,479
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	24,849
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,707
7.500% due 02/15/2019		3,700	4,595
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	861
Governor & Co. of the Bank of Ireland
4.625% due 04/08/2013	EUR	5,200	6,649
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	900	1,105
Hospitality Properties Trust
5.000% due 08/15/2022		$4,800	5,053
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,211
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,737
ING Bank NV
2.000% due 09/25/2015		7,000	7,015
International Lease Finance Corp.
7.125% due 09/01/2018		500	585
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,316
6.000% due 01/15/2018		11,000	13,133
LBG Capital PLC
7.588% due 05/12/2020	GBP	500	786
7.625% due 12/09/2019		300	466
7.625% due 10/14/2020	EUR	600	726
7.869% due 08/25/2020	GBP	1,300	2,056
9.875% due 02/10/2023		400	641
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$100	112
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	8,142
Morgan Stanley
5.450% due 01/09/2017		2,300	2,511
5.500% due 01/26/2020		4,000	4,361
5.625% due 09/23/2019		9,200	10,067
6.375% due 07/24/2042		900	996
6.625% due 04/01/2018		5,500	6,328
7.300% due 05/13/2019		3,500	4,136
Prudential Covered Trust
2.997% due 09/30/2015		3,500	3,639
Rabobank Group
3.875% due 02/08/2022		8,000	8,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		$4,300	$3,931
6.934% due 04/09/2018	EUR	2,500	3,281
Royal Bank of Scotland NV
1.016% due 06/08/2015		5,201	6,057
Santander International Debt S.A.U.
0.927% due 01/18/2013		30,300	38,812
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$7,700	8,528
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,758
SLM Corp.
0.751% due 01/27/2014		400	389
5.000% due 04/15/2015		200	212
5.375% due 05/15/2014		500	528
8.450% due 06/15/2018		5,200	6,118
Standard Chartered PLC
3.200% due 05/12/2016		6,100	6,373
3.850% due 04/27/2015		8,400	8,866
5.500% due 11/18/2014		400	434
Trafford Centre Finance Ltd.
0.948% due 07/28/2015	GBP	243	386
UBS AG
7.625% due 08/17/2022		$6,300	6,600
Vesey Street Investment Trust
4.404% due 09/01/2016		3,800	4,071
Weyerhaeuser Co.
7.375% due 10/01/2019		2,000	2,486

			358,961

INDUSTRIALS 5.0%
ABB Finance USA, Inc.
2.875% due 05/08/2022		7,325	7,590
Altria Group, Inc.
9.250% due 08/06/2019		709	1,008
American Tower Corp.
4.500% due 01/15/2018		1,100	1,216
5.050% due 09/01/2020		200	224
7.000% due 10/15/2017		700	834
Anadarko Petroleum Corp.
8.700% due 03/15/2019		2,000	2,686
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,573
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,500
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	14,838
Case New Holland, Inc.
7.750% due 09/01/2013		1,600	1,682
Cellco Partnership
8.500% due 11/15/2018		1,300	1,824
Cemex Finance LLC
9.500% due 12/14/2016		3,300	3,424
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		2,400	2,454
Devon Energy Corp.
3.250% due 05/15/2022		10,000	10,428
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	221
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,466
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,759
MGM Resorts International
6.750% due 04/01/2013		5,300	5,439
10.375% due 05/15/2014		100	113
11.125% due 11/15/2017		1,100	1,222

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NBCUniversal Media LLC
5.150% due 04/30/2020		$3,100	$3,680
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		7,800	7,880
Nokia OYJ
5.375% due 05/15/2019		4,300	3,623
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,378
Pride International, Inc.
6.875% due 08/15/2020		9,245	11,724
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		200	209
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	225
Rock-Tenn Co.
4.900% due 03/01/2022		5,000	5,428
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,911
SABMiller Holdings, Inc.
3.750% due 01/15/2022		18,610	20,254
Seadrill Ltd.
5.625% due 09/15/2017		3,600	3,632
Stonemor Operating LLC
10.250% due 12/01/2017		9,175	9,221
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,690
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,474
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		8,000	8,460
WellPoint, Inc.
4.650% due 01/15/2043		4,800	4,923

			157,213

UTILITIES 0.4%
AES Corp.
7.750% due 03/01/2014		3,050	3,294
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		100	104
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,721
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,514
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,000	1,293
Verizon Communications, Inc.
6.100% due 04/15/2018		$1,600	2,003

			13,929

Total Corporate Bonds & Notes (Cost $508,617)			530,103

MUNICIPAL BONDS & NOTES 2.1%

ALASKA 0.2%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032		5,000	5,114

ARIZONA 0.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2027		5,000	5,435
5.000% due 02/01/2030		2,000	2,164
5.000% due 02/01/2034		3,750	4,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020	$2,250	$2,550

		14,152

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	3,000	3,007
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	150	179
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	4,500	4,515
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2037	5,100	5,900

		13,601

COLORADO 0.0%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	500	674

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	640
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	104

		744

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	300	337

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	100	112

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,736
6.814% due 11/15/2040	200	271
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,550	3,259
6.271% due 12/01/2037	100	133
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	113
5.882% due 06/15/2044	200	272
6.124% due 06/15/2042	100	116
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,350	1,575
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	700	804
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	186

		10,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	$1,800	$2,543
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	341

		2,884

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	116

TEXAS 0.4%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2029	6,155	7,484
5.000% due 10/01/2031	2,710	3,255

		10,739

VIRGINIA 0.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
4.000% due 05/15/2042	3,300	3,358
5.000% due 05/15/2035	2,000	2,276

		5,634

Total Municipal Bonds & Notes (Cost $63,152)		64,572

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.000% due 08/25/2039 (b)	10,407	10,038
0.547% due 04/25/2037	176	176
0.567% due 07/25/2037	106	106
0.587% due 05/25/2037	187	187
0.737% due 10/25/2040	401	404
0.767% due 09/25/2041	1,678	1,691
0.917% due 07/25/2036	13	13
2.310% due 08/01/2022	6,800	6,992
2.790% due 05/01/2022	4,828	5,128
2.900% due 06/01/2020	3,786	4,088
2.910% due 09/01/2022	2,472	2,641
3.000% due 10/01/2027 - 11/01/2042	49,000	51,831
3.500% due 05/01/2019 - 11/01/2042	140,813	149,957
4.000% due 04/01/2023 - 11/01/2042	138,137	148,567
4.500% due 10/01/2014 - 11/01/2042	164,506	178,037
5.000% due 10/01/2027 - 11/01/2042	59,421	64,769
5.500% due 03/01/2028 - 11/01/2042	78,995	86,609
5.634% due 03/25/2041 (a)	32,389	5,037
5.834% due 03/25/2037 (a)	3,141	465
5.934% due 11/25/2039 (a)	1,706	256
6.000% due 05/01/2024 - 10/01/2042	3,653	3,996
6.164% due 03/25/2037 (a)	3,455	519
6.184% due 05/25/2037 (a)	8,032	1,170
6.484% due 03/25/2036 (a)	16,202	2,698
6.534% due 05/25/2036 (a)	4,942	717
6.574% due 04/25/2037 (a)	11,524	2,290
6.984% due 02/25/2037 (a)	1,750	293
7.434% due 07/25/2033 (a)	968	162

84	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.612% due 11/25/2040		$153	$159
11.888% due 01/25/2041		5,985	8,133
Freddie Mac
0.000% due 12/15/2040 (b)		4,778	4,755
0.521% due 05/15/2037		118	119
0.541% due 02/15/2037		1,133	1,138
0.671% due 06/15/2042		6,396	6,427
0.741% due 12/15/2041		2,328	2,344
0.771% due 01/15/2042		3,519	3,550
1.000% due 03/08/2017		2,200	2,230
1.250% due 08/01/2019		18,000	18,082
1.331% due 07/15/2042		16,509	16,511
5.000% due 04/15/2041		1,624	1,949
5.500% due 03/15/2034		877	994
6.249% due 07/15/2036 (a)		10,266	1,998
6.349% due 09/15/2036 (a)		2,372	436
6.479% due 04/15/2036 (a)		7,248	1,065
6.691% due 04/15/2042		863	873
9.259% due 09/15/2041		837	863
10.419% due 02/15/2040		465	513
12.538% due 02/15/2041		34	36
13.858% due 09/15/2041		1,579	1,873
Ginnie Mae
3.000% due 10/01/2042		17,000	18,209
NCUA Guaranteed Notes
0.598% due 11/06/2017		625	627

Total U.S. Government Agencies (Cost $817,961)			821,721

U.S. TREASURY OBLIGATIONS 54.7%
U.S. Treasury Bonds
3.125% due 11/15/2041		1,200	1,280
3.125% due 02/15/2042		500	533
3.750% due 08/15/2041 (i)(j)(k)		14,000	16,763
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		45,249	49,407
U.S. Treasury Notes
0.250% due 03/31/2014 (i)(k)		131,000	131,072
0.250% due 04/30/2014		18,000	18,009
0.250% due 05/31/2014		30,300	30,315
0.250% due 07/15/2015 (i)		296,000	295,607
0.625% due 08/31/2017		15,500	15,516
0.625% due 09/30/2017 (c)		33,900	33,905
0.750% due 06/30/2017 (i)		282,500	284,751
0.875% due 04/30/2017		83,500	84,713
1.000% due 03/31/2017		150,300	153,377
1.000% due 08/31/2019		320,250	319,699
1.625% due 08/15/2022		291,600	291,418

Total U.S. Treasury Obligations (Cost $1,715,450)			1,726,365

MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		709	691
Arkle Master Issuer PLC
1.841% due 05/17/2060	EUR	400	526
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$6,275	7,161
5.451% due 01/15/2049		6,068	7,046
Banc of America Funding Corp.
5.463% due 06/20/2037		615	592
5.500% due 08/25/2035		48	49
6.000% due 08/25/2036		377	380
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		30,884	30,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.939% due 01/25/2035		$244	$236
2.965% due 02/25/2034		249	250
3.120% due 05/25/2033		469	471
5.394% due 06/25/2035		189	188
Banc of America Re-REMIC Trust
5.707% due 06/24/2050		2,000	2,269
5.830% due 02/24/2051		300	345
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		160	152
5.141% due 08/25/2035		524	529
Bear Stearns Alt-A Trust
0.377% due 01/25/2047		824	381
CC Mortgage Funding Corp.
0.447% due 05/25/2036		2,790	2,147
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		2,650	3,017
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		905	879
2.570% due 10/25/2035		708	656
Commercial Mortgage Pass-Through Certificates
0.401% due 06/15/2022		2,700	2,576
2.365% due 02/10/2029		11,350	11,951
Countrywide Alternative Loan Trust
0.407% due 08/25/2046		7,570	4,385
0.477% due 12/25/2035		126	101
0.519% due 11/20/2035		1,086	699
1.548% due 08/25/2035		532	380
1.628% due 01/25/2036		1,435	1,163
Countrywide Home Loan Mortgage Pass-Through Trust
0.547% due 02/25/2035		114	89
2.915% due 10/20/2034		291	255
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 11/25/2034		12	12
Credit Suisse Mortgage Capital Certificates
5.759% due 04/12/2049		115	120
Credit Suisse Mortgage Capital Trust
5.750% due 08/25/2036		1,711	1,460
DBRR Trust
0.946% due 09/25/2045		13,000	12,998
DECO Series
1.022% due 10/27/2014	GBP	2,000	3,211
Deutsche ALT-A Securities, Inc.
0.717% due 02/25/2035		$1,765	1,432
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031		252	256
First Horizon Alternative Mortgage Securities
2.578% due 12/25/2035		854	593
First Horizon Mortgage Pass-Through Trust
2.591% due 10/25/2035		2,483	2,158
G-Force LLC
5.158% due 12/25/2039		197	197
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		9,700	11,137
GS Mortgage Securities Corp.
5.162% due 12/10/2043		1,585	1,927
GSR Mortgage Loan Trust
1.956% due 04/25/2032		108	107
2.623% due 11/25/2035		516	507
2.641% due 09/25/2035		1,200	1,092
2.763% due 12/25/2034		288	292
5.138% due 11/25/2035		1,475	1,483
5.250% due 07/25/2035		361	357
5.500% due 01/25/2037		1,228	1,271
Homebanc Mortgage Trust
0.547% due 10/25/2035		1,952	1,431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
2.121% due 11/15/2028		$1,595	$1,612
5.814% due 06/12/2043		5,460	6,243
JPMorgan Mortgage Trust
2.915% due 07/25/2035		3,240	3,287
3.097% due 07/25/2035		98	101
5.135% due 06/25/2035		252	257
5.500% due 04/25/2036		10,055	10,120
LB-UBS Commercial Mortgage Trust
6.325% due 04/15/2041		1,500	1,830
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034		425	436
Merrill Lynch Floating Trust
0.766% due 07/09/2021		400	378
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035		149	144
Merrill Lynch Mortgage Investors, Inc.
2.225% due 02/25/2033		591	600
5.250% due 08/25/2036		1,500	1,556
5.419% due 05/25/2036		1,958	1,881
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	294
5.439% due 02/12/2044		2,000	2,109
5.759% due 04/12/2049		1,832	1,905
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		82	75
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		1,144	1,050
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	253
5.420% due 01/16/2049		150	174
5.467% due 09/16/2039		600	687
5.509% due 04/16/2047		1,300	1,504
5.695% due 09/16/2040		1,100	1,263
6.076% due 06/16/2049		1,400	1,654
6.122% due 02/16/2051		300	356
Sequoia Mortgage Trust
0.914% due 05/20/2034		418	379
Structured Asset Securities Corp.
0.717% due 12/25/2033		83	80
2.201% due 05/25/2032		25	23
2.755% due 02/25/2034		1,543	1,549
5.000% due 05/25/2035		785	794
5.500% due 05/25/2035		1,052	1,044
Thornburg Mortgage Securities Trust
1.467% due 06/25/2047		3,437	3,004
5.750% due 06/25/2047		10,745	9,932
Unite USAF PLC
0.797% due 03/31/2017	GBP	400	630
Wachovia Bank Commercial Mortgage Trust
5.939% due 06/15/2049		$2,500	2,893
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045		2,614	2,387
0.958% due 12/25/2046		281	241
2.444% due 06/25/2033		1,253	1,292
2.484% due 08/25/2035		780	708
2.594% due 08/25/2046		628	549
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		1,158	1,157

Total Mortgage-Backed Securities (Cost $178,749)			188,960

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp.
1.117% due 12/25/2034		1,898	1,598

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Callidus Debt Partners CLO Fund Ltd.
1.203% due 01/21/2021		$1,996	$1,952
Cars Alliance Funding PLC
1.379% due 09/25/2021	EUR	1,872	2,424
CIT Education Loan Trust
0.509% due 03/15/2026		$2,200	2,152
Citigroup Mortgage Loan Trust, Inc.
0.517% due 10/25/2036		1,498	978
Collegiate Funding Services Education Loan Trust
0.462% due 12/28/2021		255	253
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		340	356
Countrywide Asset-Backed Certificates
0.377% due 03/25/2037		724	580
0.407% due 06/25/2036		263	254
0.567% due 05/25/2036		1,100	829
EFS Volunteer LLC
0.817% due 10/25/2021		4,410	4,401
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	625	788
Fraser Sullivan CLO Ltd.
0.649% due 03/15/2020		$3,095	3,054
GSAA Trust
0.487% due 06/25/2035		2,896	2,855
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	413	526
Hyde Park CDO BV
1.187% due 06/14/2022		11,206	13,958
IXIS Real Estate Capital Trust
0.557% due 02/25/2036		$188	175
JPMorgan Mortgage Acquisition Corp.
0.407% due 05/25/2035		441	407
Jubilee CDO BV
1.443% due 10/15/2019	EUR	775	980
Lafayette CLO Ltd.
1.635% due 09/06/2022		$5,600	5,599
Leopard CLO BV
1.141% due 04/07/2019	EUR	244	312
1.283% due 04/21/2020		887	1,105
Morgan Stanley Dean Witter Capital
1.197% due 02/25/2033		$894	803
North Carolina State Education Assistance Authority
0.901% due 10/26/2020		410	410
1.038% due 07/25/2039		4,500	4,508
Oak Hill Credit Partners
0.685% due 05/17/2021		2,407	2,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		$379	$385
Residential Asset Mortgage Products Trust
0.517% due 03/25/2036		3,200	1,865
SLC Student Loan Trust
4.750% due 06/15/2033		2,902	2,787
SLM Student Loan Trust
0.522% due 06/17/2024	EUR	1,255	1,531
0.802% due 12/15/2027		900	1,035
1.271% due 06/15/2023		$6,466	6,509
Specialty Underwriting & Residential Finance
0.367% due 06/25/2037		400	226

Total Asset-Backed Securities (Cost $66,430)			67,965

SOVEREIGN ISSUES 3.6%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	5,900	7,622
3.500% due 06/01/2014		2,100	2,754
4.250% due 07/01/2014		7,000	9,292
6.000% due 11/15/2014		14,400	19,889
Kommunalbanken A/S
0.744% due 03/27/2017		$15,000	15,007
Russia Government International Bond
4.500% due 04/04/2022		4,000	4,475
5.625% due 04/04/2042		3,000	3,608
United Kingdom Gilt
1.875% due 11/22/2022 (e)	GBP	24,841	51,104

Total Sovereign Issues (Cost $112,603)			113,751

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
SL Green Realty Corp.
6.500% due 08/10/2017 (f)		161,300	4,036

Total Preferred Securities (Cost $4,011)			4,036

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.3%

CERTIFICATES OF DEPOSIT 0.8%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		$500	498

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Bradesco S.A.
1.955% due 01/24/2013	$450	$451
Dexia Credit Local
1.400% due 09/20/2013	5,200	5,185
1.650% due 09/12/2013	8,000	7,996
1.700% due 09/06/2013	11,300	11,300

		25,430

REPURCHASE AGREEMENTS 9.2%
Barclays Capital, Inc.
0.260% due 10/01/2012	291,600	291,600

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.375% due 11/30/2015 valued at $297,485. Repurchase proceeds are $291,606.)

U.S. TREASURY BILLS 0.0%
0.133% due 03/07/2013 - 08/22/2013 (d)(i)	1,180	1,179

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (g) 11.3%
PIMCO Short-Term Floating NAV Portfolio	2,961,068	29,679
PIMCO Short-Term Floating NAV Portfolio III	32,802,320	328,121

		357,800

Total Short-Term Instruments (Cost $676,037)		676,009

PURCHASED OPTIONS (m) 0.2%
(Cost $4,940)		4,821

Total Investments 135.6% (Cost $4,228,292)		$4,280,181

Written Options (n) (0.2%) (Premiums $6,749)		(7,019)

Other Assets and Liabilities (Net) (35.4%)		(1,116,228)

Net Assets 100.0%		$3,156,934

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	Affiliated to the Fund.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $93,771 at a weighted average interest rate of (0.025%).
(i)	Securities with an aggregate market value of $64,717 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

86	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Securities with an aggregate market value of $699 and cash of $31 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2015	730	$162
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	723	(474)

				$(312)

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $6,627 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	68,400	$497	$550
Pay	3-Month CAD Bank Bill	2.250%	12/15/2016		41,000	407	249
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	1,860	(32)	(16)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		187,000	287	(1,289)

						$1,159	$(506)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation
Republic of Korea	FBF	1.000%	12/20/2012	0.201%	$	100	$0	$(1)	$1
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		100	1	(1)	2

							$1	$(2)	$3

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$	3,700	$(63)	$(143)	$80
MCDX-17 5-Year Index	GST	1.000%	12/20/2016		2,100	(36)	(74)	38

						$(99)	$(217)	$118

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	BPS	$	2,200	$3	$19	$(16)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	GLM		4,800	6	33	(27)

							$9	$52	$(43)

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERADXULT Index	451,452	1-Month USD-LIBOR plus a specified spread	$	489,654	02/08/2013	BOA	$15,512
Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread		262,185	03/28/2013	BOA	8,306
Receive	ERADXULT Index	1,066,338	1-Month USD-LIBOR plus a specified spread		1,248,297	04/15/2013	FBF	(54,688)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund (Cont.)

Total Return Swaps on Indices (Cont.)
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERADXULT Index	546,071	1-Month USD-LIBOR plus a specified spread	$	638,062	06/07/2013	FBF	$(26,806)
Receive	ERADXULT Index	20,361	1-Month USD-LIBOR plus a specified spread		22,085	01/04/2013	JPM	700
Receive	ERADXULT Index	47,047	1-Month USD-LIBOR plus a specified spread		51,028	01/23/2013	JPM	1,618
Receive	ERADXULT Index	415,300	1-Month USD-LIBOR plus a specified spread		464,972	09/30/2013	JPM	0

								$(55,358)

Variance Swaps
Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$	8,700	$161	$0	$161
Pay	S&P 500 Index	0.075	12/20/2013	BRC		14,470	294	0	294
Pay	S&P 500 Index	0.076	12/20/2013	BRC		20,909	450	0	450

							$905	$0	$905

(m)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	11,300	$935	$845
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		21,400	1,706	1,601

								$2,641	$2,446

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC Fannie Mae 3.000% due 11/01/2042	GSC	$	103.734	11/07/2012	$	95,600	$806	$1,641
Put - OTC Fannie Mae 3.000% due 11/01/2042	GSC		103.734	11/07/2012		95,600	807	118

							$1,613	$1,759

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	2,000	$170	$152
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		2,100	179	160
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		3,000	254	228
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		1,000	83	76

						$686	$616

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$	52,500	$546	$(1,333)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		52,500	940	(70)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		7,600	89	(300)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		7,600	143	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		41,900	790	(718)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,700	328	(1,092)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,400	519	(15)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		4,100	58	(162)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		4,100	68	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		90,000	1,710	(1,542)

								$5,191	$(5,238)

88	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	GSC	$	105.906	11/07/2012	$	136,500	$779	$(1,648)
Put - OTC Fannie Mae 3.500% due 11/01/2042	GSC		105.906	11/07/2012		136,500	779	(133)

							$1,558	$(1,781)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$183,500	$2,691
Sales	415,400	4,145
Closing Buys	(10,500)	(87)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$588,400	$6,749

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	10/01/2027	$13,000	$13,536	$(13,664)
Fannie Mae	3.000%	10/01/2042	16,000	16,658	(16,890)

				$30,194	$(30,554)

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	38,032	$	39,230	BOA	$0	$(193)	$(193)
10/2012	CNY	519,755		81,967	HUS	0	(621)	(621)
10/2012	EUR	4,702		6,046	BPS	3	0	3
10/2012		20,666		26,378	BRC	136	(319)	(183)
10/2012		2,861		3,760	CBK	83	0	83
10/2012		347		427	DUB	0	(19)	(19)
10/2012		2,600		3,210	FBF	0	(131)	(131)
10/2012		27,752		34,836	HUS	0	(831)	(831)
10/2012		10,097		12,946	JPM	16	(47)	(31)
10/2012		8,358		10,272	MSC	0	(470)	(470)
10/2012		725		889	RBC	0	(43)	(43)
10/2012		37,081		47,837	RYL	180	0	180
10/2012		36,033		44,758	UAG	44	(1,596)	(1,552)
10/2012	$	3,600	CNY	22,832	BRC	28	0	28
10/2012		18,910		120,460	CBK	231	0	231
10/2012		23,600		149,324	HUS	130	(2)	128
10/2012		12,200		77,537	JPM	121	0	121
10/2012		16,100		101,866	MSC	86	0	86
10/2012		7,550		47,736	UAG	35	0	35
10/2012		2,690	EUR	2,192	DUB	127	0	127
12/2012	GBP	27,011	$	43,587	BPS	0	(22)	(22)
12/2012		4,881		7,924	JPM	44	0	44
12/2012		8,745		14,087	RYL	7	(39)	(32)
12/2012	$	20,800	BRL	42,580	BRC	45	0	45
12/2012		17,000		34,741	HUS	8	0	8
12/2012		11,100		22,745	JPM	35	0	35
12/2012		9,002	CAD	8,782	DUB	0	(85)	(85)
02/2013		84,122	CNY	535,089	HUS	67	0	67
02/2013		9,306		59,294	JPM	23	0	23
02/2013		12,300		78,529	MSC	56	0	56

						$1,505	$(4,418)	$(2,913)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund (Cont.)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$81,878	$0	$81,878
Corporate Bonds & Notes
Banking & Finance	0	345,957	13,004	358,961
Industrials	0	148,753	8,460	157,213
Utilities	0	13,929	0	13,929
Municipal Bonds & Notes
Alaska	0	5,114	0	5,114
Arizona	0	14,152	0	14,152
California	0	13,601	0	13,601
Colorado	0	674	0	674
Illinois	0	744	0	744
Louisiana	0	337	0	337
Massachusetts	0	112	0	112
New York	0	10,465	0	10,465
Ohio	0	2,884	0	2,884
Pennsylvania	0	116	0	116
Texas	0	10,739	0	10,739
Virginia	0	5,634	0	5,634
U.S. Government Agencies	0	821,094	627	821,721
U.S. Treasury Obligations	0	1,726,365	0	1,726,365
Mortgage-Backed Securities	0	174,370	14,590	188,960
Asset-Backed Securities	0	62,366	5,599	67,965
Sovereign Issues	0	113,751	0	113,751
Preferred Securities
Banking & Finance	4,036	0	0	4,036

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$25,430	$0	$25,430
Repurchase Agreements	0	291,600	0	291,600
U.S. Treasury Bills	0	1,179	0	1,179
PIMCO Short-Term Floating NAV Portfolios	357,800	0	0	357,800
Purchased Options
Interest Rate Contracts	0	4,205	616	4,821
	$361,836	$3,875,449	$42,896	$4,280,181

Short Sales, at value	$0	$(30,554)	$0	$(30,554)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	121	0	121
Equity Contracts	0	27,041	0	27,041
Foreign Exchange Contracts	0	1,505	0	1,505
Interest Rate Contracts	162	799	0	961
	$162	$29,466	$0	$29,628

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	0	(81,494)	0	(81,494)
Foreign Exchange Contracts	0	(4,418)	0	(4,418)
Interest Rate Contracts	(474)	(8,367)	0	(8,841)
	$(474)	$(94,279)	$0	$(94,753)

Totals	$361,524	$3,780,082	$42,896	$4,184,502

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,197	$12,800	$(126)	$0	$0	$325	$0	$(4,192)	$13,004	$330
Industrials	0	8,067	0	(1)	0	394	0	0	8,460	394
U.S. Government Agencies	1,284	(657)	0	0	0	0	0	0	627	0
Mortgage-Backed Securities	409	12,996	(216)	0	7	(1)	1,395	0	14,590	3
Asset-Backed Securities	0	5,600	0	0	0	(1)	0	0	5,599	(1)
Purchased Options
Interest Rate Contracts	0	686	0	0	0	(70)	0	0	616	(70)

Totals	$5,890	$39,492	$(342)	$(1)	$7	$647	$1,395	$(4,192)	$42,896	$656

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$7,804	Benchmark Pricing	Base Price	101.40
	5,200	Third Party Vendor	Broker Quote	104.00
Industrials	8,460	Third Party Vendor	Broker Quote	105.75
U.S. Government Agencies	627	Third Party Vendor	Broker Quote	100.25
Mortgage-Backed Securities	13,343	Benchmark Pricing	Base Price	99.98-114.75
	1,247	Third Party Vendor	Broker Quote	91.80-100.00
Asset-Backed Securities	5,599	Benchmark Pricing	Base Price	99.99
Purchased Options
Interest Rate Contracts	616	Indicative Market Quotations	Broker Quote	7.60

Total	$42,896

90	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$4,821	$4,821
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	176	176
Unrealized appreciation on foreign currency contracts	0	0	0	1,505	0	1,505
Unrealized appreciation on OTC swap agreements	0	121	27,041	0	0	27,162

	$0	$121	$27,041	$1,505	$4,997	$33,664

Liabilities:
Written options outstanding	$0	$0	$0	$0	$7,019	$7,019
Variation margin payable on financial derivative instruments (2)	0	0	0	0	368	368
Unrealized depreciation on foreign currency contracts	0	0	0	4,418	0	4,418
Unrealized depreciation on OTC swap agreements	0	0	81,494	0	43	81,537

	$0	$0	$81,494	$4,418	$7,430	$93,342

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$(478)	$57	$(421)
Net realized (loss) on futures contracts	0	0	0	0	(703)	(703)
Net realized gain on written options	0	0	0	0	86	86
Net realized gain on swaps	0	31	177,001	0	1,091	178,123
Net realized gain on foreign currency transactions	0	0	0	1,257	0	1,257

	$0	$31	$177,001	$779	$531	$178,342

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$557	$(119)	$438
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(312)	(312)
Net change in unrealized (depreciation) on written options	0	0	0	0	(233)	(233)
Net change in unrealized appreciation (depreciation) on swaps	0	10	(53,848)	0	(920)	(54,758)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,674)	0	(2,674)

	$0	$10	$(53,848)	$(2,117)	$(1,584)	$(57,539)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(312) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(506) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO International Fundamental IndexPLUS® TR Strategy Fund (Cont.)

September 30, 2012 (Unaudited)

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$23,625	$(32,730)	$(9,105)
BPS	(16)	0	(16)
BRC	(769)	920	151
CBK	75	262	337
DUB	(932)	884	(48)
FBF	(81,625)	59,129	(22,496)
GLM	166	(370)	(204)
GSC	(22)	0	(22)
GST	125	0	125
HUS	(1,249)	1,179	(70)
JPM	2,510	(23,440)	(20,930)
MSC	(328)	669	341
MYC	64	(170)	(106)
RBC	(43)	0	(43)
RYL	283	0	283
UAG	(1,517)	1,674	157

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

92	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
HCA, Inc.
2.716% due 05/02/2016		$1,875	$1,871
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,300	2,256

Total Bank Loan Obligations (Cost $4,161)			4,127

CORPORATE BONDS & NOTES 24.0%

BANKING & FINANCE 17.3%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		600	596
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	103
Ally Financial, Inc.
0.000% due 12/01/2012		2,100	2,091
4.500% due 02/11/2014		100	103
4.625% due 06/26/2015		200	205
6.750% due 12/01/2014		625	668
7.500% due 12/31/2013		1,400	1,480
7.500% due 09/15/2020		200	230
American Express Credit Corp.
5.875% due 05/02/2013		100	103
American General Institutional Capital
8.125% due 03/15/2046		200	236
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,588
5.050% due 10/01/2015		$500	548
5.850% due 01/16/2018		2,200	2,558
6.400% due 12/15/2020		1,900	2,319
8.250% due 08/15/2018		5,800	7,478
ANZ National International Ltd.
6.200% due 07/19/2013		100	104
ASIF
3.000% due 02/17/2017	EUR	200	250
Banco Santander Brasil S.A.
2.485% due 03/18/2014		$400	394
4.250% due 01/14/2016		300	307
4.500% due 04/06/2015		500	516
Banco Santander Chile
2.055% due 01/19/2016		1,000	972
Bank of America Corp.
5.750% due 12/01/2017		200	230
6.000% due 09/01/2017		1,725	1,998
Bank of Nova Scotia
1.650% due 10/29/2015		200	207
Banque PSA Finance S.A.
2.361% due 04/04/2014		600	588
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	212
6.500% due 03/10/2021		200	220
BM&FBovespa S.A.
5.500% due 07/16/2020		100	115
BNP Paribas S.A.
0.860% due 04/08/2013		100	100
1.358% due 01/10/2014		1,000	1,001
BPCE S.A.
2.375% due 10/04/2013		100	100
Capital One Capital
10.250% due 08/15/2039		600	621
CIT Group, Inc.
5.250% due 04/01/2014		100	105
Citigroup, Inc.
0.678% due 06/09/2016		4,400	4,070
1.285% due 02/15/2013		200	200
1.906% due 01/13/2014		500	504
2.438% due 08/13/2013		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/15/2014		$8,800	$9,287
5.300% due 10/17/2012		3,672	3,679
Compass Bank
6.400% due 10/01/2017		5,200	5,499
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		1,600	1,585
Credit Suisse
2.200% due 01/14/2014		300	305
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		200	224
Dexia Credit Local S.A.
2.000% due 03/05/2013		2,400	2,405
Eksportfinans ASA
0.660% due 10/07/2013		2,000	1,934
Export-Import Bank of Korea
4.000% due 01/29/2021		500	547
5.125% due 06/29/2020		100	117
8.125% due 01/21/2014		800	873
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,500	1,960
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$200	225
8.000% due 12/15/2016		200	240
8.700% due 10/01/2014		1,600	1,820
12.000% due 05/15/2015		600	748
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	400	478
1.439% due 02/07/2014		$3,100	3,099
6.750% due 10/01/2037		3,900	4,195
HSBC Bank PLC
2.000% due 01/19/2014		200	202
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,681
ING Bank NV
1.808% due 06/09/2014		400	402
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.625% due 11/15/2013		1,300	1,365
6.750% due 09/01/2016		100	113
Intesa Sanpaolo SpA
2.831% due 02/24/2014		500	493
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	329
JPMorgan Chase & Co.
1.139% due 05/02/2014		4,200	4,232
1.252% due 01/24/2014		2,400	2,416
7.900% due 04/30/2018 (c)		900	1,026
Korea Development Bank
3.500% due 08/22/2017		300	324
4.375% due 08/10/2015		200	217
Korea Finance Corp.
3.250% due 09/20/2016		100	106
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		300	337
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,800	4,074
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	480
MetLife Capital Trust
7.875% due 12/15/2067		6,800	8,058
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	102
Moody’s Corp.
4.500% due 09/01/2022		4,300	4,569
Morgan Stanley
0.917% due 01/16/2017	EUR	1,900	2,215
2.937% due 05/14/2013		$500	505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Australia Bank Ltd.
1.178% due 04/11/2014	$2,400	$2,416
New England Mutual Life Insurance Co.
7.875% due 02/15/2024	1,900	2,534
Nordea Bank AB
2.125% due 01/14/2014	100	101
4.875% due 01/27/2020	300	340
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014	900	900
Northern Rock Asset Management PLC
5.625% due 06/22/2017	500	567
Pricoa Global Funding
0.564% due 09/27/2013	100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	111
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	106
RCI Banque S.A.
2.328% due 04/11/2014	1,600	1,568
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	800	862
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	200	182
SLM Corp.
0.751% due 01/27/2014	200	194
5.000% due 10/01/2013	2,300	2,395
5.625% due 08/01/2033	300	285
8.000% due 03/25/2020	800	928
8.450% due 06/15/2018	600	706
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	10,300	12,952
Societe Generale S.A.
1.508% due 04/11/2014	6,500	6,478
Springleaf Finance Corp.
6.900% due 12/15/2017	200	171
SSIF Nevada LP
1.155% due 04/14/2014	3,900	3,919
State Bank of India
4.500% due 07/27/2015	1,000	1,041
Stone Street Trust
5.902% due 12/15/2015	300	316
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	8,800	12,142
UBS AG
2.250% due 08/12/2013	3,100	3,141
5.875% due 12/20/2017	100	119
Wachovia Corp.
0.659% due 06/15/2017	1,875	1,832
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	6,800	7,837
Weyerhaeuser Co.
7.375% due 03/15/2032	1,800	2,144

		172,178

INDUSTRIALS 5.3%
Altria Group, Inc.
9.700% due 11/10/2018	34	49
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	1,200	1,209
Asciano Finance Ltd.
5.000% due 04/07/2018	2,500	2,689
Braskem Finance Ltd.
5.750% due 04/15/2021	300	320
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	362

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines, Inc.
6.750% due 09/15/2015	$900	$948
COX Communications, Inc.
7.125% due 10/01/2012	2,000	2,000
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,190
Daimler Finance North America LLC
1.599% due 09/13/2013	400	403
Dell, Inc.
4.700% due 04/15/2013	200	205
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,358
Dow Chemical Co.
6.000% due 10/01/2012	1,800	1,800
Ecopetrol S.A.
7.625% due 07/23/2019	400	514
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,054
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	1,090
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	700
HCA, Inc.
7.875% due 02/15/2020	400	451
8.500% due 04/15/2019	800	906
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	108
7.625% due 04/09/2019	1,000	1,288
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	731
International Business Machines Corp.
5.700% due 09/14/2017	400	491
Kraft Foods Group, Inc.
6.125% due 08/23/2018	73	90
Kraft Foods, Inc.
6.125% due 02/01/2018	27	33
Noble Group Ltd.
6.750% due 01/29/2020	1,100	1,172
Pernod-Ricard S.A.
5.750% due 04/07/2021	800	954
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,362
Reynolds American, Inc.
7.250% due 06/01/2013	8,075	8,411
Rohm and Haas Co.
6.000% due 09/15/2017	100	120
RZD Capital Ltd.
5.739% due 04/03/2017	300	333
Sanofi
0.672% due 03/28/2014	500	502
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	7,700	7,774
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,464
Time Warner, Inc.
6.100% due 07/15/2040	600	748
Union Pacific Corp.
4.163% due 07/15/2022	175	200
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	102
Vivendi S.A.
2.400% due 04/10/2015	100	101
Volkswagen International Finance NV
0.911% due 10/01/2012	1,200	1,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WM Wrigley Jr. Co.
3.050% due 06/28/2013	$2,000	$2,030

		52,462

UTILITIES 1.4%
British Telecommunications PLC
1.504% due 12/20/2013	5,800	5,840
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,657
Enel Finance International NV
6.800% due 09/15/2037	300	292
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	214
9.250% due 04/23/2019	200	261
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,100	1,095
Majapahit Holding BV
7.750% due 01/20/2020	200	252
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	214
NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,562
Petroleos Mexicanos
5.500% due 01/21/2021	300	353
5.500% due 06/27/2044	200	221
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	915
7.250% due 02/02/2020	100	122
Verizon Communications, Inc.
0.972% due 03/28/2014	900	907
5.250% due 04/15/2013	100	103

		14,008

Total Corporate Bonds & Notes (Cost $227,582)		238,648

MUNICIPAL BONDS & NOTES 5.1%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,176

CALIFORNIA 1.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	900	1,251
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	132
7.550% due 04/01/2039	100	136
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	478
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	102
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,264
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,537
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	1,200	1,329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	$1,000	$1,238
5.813% due 06/01/2040	1,300	1,590
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	700	733
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	230
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2032	4,100	4,848

		16,012

CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	2,900	3,617

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	243
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,713
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,918

		3,874

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	600	686

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	700	871

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	120

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	200	200
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,429

		1,629

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	3,900	4,565
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,334
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115

94	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	$7,600	$9,158
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	700	847

		16,019

NORTH CAROLINA 0.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,000	1,163
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	117

		1,280

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	89

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	119

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	521

VIRGINIA 0.4%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	3,500	4,260

WASHINGTON 0.0%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	168

Total Municipal Bonds & Notes (Cost $46,723)		50,441

U.S. GOVERNMENT AGENCIES 36.1%
Fannie Mae
0.567% due 07/25/2037	177	178
0.597% due 07/25/2037	173	174
0.617% due 09/25/2035	172	171
0.627% due 09/25/2035	265	267
0.875% due 08/28/2017 - 10/26/2017	11,100	11,170
0.937% due 06/25/2037	363	367
0.947% due 06/25/2040	1,496	1,509
0.957% due 03/25/2040	339	344
1.250% due 01/30/2017 (h)	5,200	5,344
2.310% due 08/01/2022	100	103
2.500% due 03/01/2026 - 10/01/2027	106,921	112,391
2.870% due 09/01/2027	800	817
3.000% due 10/01/2027 - 11/01/2042	12,000	12,695
3.500% due 10/01/2027 - 11/01/2042	19,100	20,462

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 05/01/2025 - 04/25/2042	$22,537	$24,264
4.500% due 05/01/2023 - 10/01/2042	30,033	32,595
5.000% due 02/13/2017 - 07/01/2035	8,301	9,215
5.375% due 06/12/2017	700	850
5.500% due 02/01/2018 - 10/01/2042	51,766	56,810
6.000% due 07/01/2038	249	275
6.500% due 10/01/2035	107	121
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	1,145	1,142
Freddie Mac
0.791% due 06/15/2041	2,919	2,939
0.921% due 08/15/2037	315	319
0.931% due 10/15/2037	75	75
0.941% due 05/15/2037 - 09/15/2037	358	361
1.000% due 03/08/2017 - 09/29/2017	5,300	5,373
1.000% due 06/29/2017 (h)	28,000	28,352
1.250% due 05/12/2017 - 08/01/2019	1,300	1,330
1.750% due 05/30/2019	1,900	1,971
2.375% due 01/13/2022	500	526
4.000% due 07/15/2042	1,942	2,161
4.500% due 11/01/2040 - 04/01/2041	19,470	21,082
5.500% due 08/23/2017 - 07/01/2038	1,180	1,373
Ginnie Mae
6.000% due 08/15/2037	447	512
Small Business Administration
4.430% due 05/01/2029	226	251
5.290% due 12/01/2027	58	67
5.490% due 03/01/2028	410	474
6.220% due 12/01/2028	69	81

Total U.S. Government Agencies (Cost $353,239)		358,511

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)(h)	2,200	2,285
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	797	872
0.625% due 07/15/2021	3,660	4,191
0.750% due 02/15/2042 (g)(h)	21,902	23,873
1.750% due 01/15/2028	3,500	4,542
2.000% due 01/15/2026	693	911
2.125% due 02/15/2040	2,120	3,105
2.375% due 01/15/2025	7,293	9,916
2.375% due 01/15/2027	7,595	10,504
2.500% due 01/15/2029	7,257	10,400
3.625% due 04/15/2028	142	225
3.875% due 04/15/2029	1,254	2,088
U.S. Treasury Notes
0.750% due 06/30/2017 (f)(h)	12,800	12,902
0.875% due 07/31/2019	10,400	10,308
1.750% due 05/15/2022	300	305

Total U.S. Treasury Obligations (Cost $91,977)		96,427

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 6.3%
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	1,957	$2,525
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$658	686
5.893% due 06/10/2049		600	692
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		183	173
Chaseflex Trust
0.517% due 07/25/2037		2,069	1,624
Countrywide Alternative Loan Trust
0.377% due 02/25/2047		147	109
0.397% due 05/25/2047		1,039	714
0.567% due 05/25/2037^		10,406	5,949
1.148% due 02/25/2036		87	66
Countrywide Home Loan Mortgage Pass-Through Trust
2.657% due 11/25/2034		60	55
2.722% due 02/20/2035		101	93
Eclipse Ltd.
0.929% due 01/25/2020	GBP	1,367	2,023
Epic Opera PLC
0.998% due 07/28/2016		445	698
European Loan Conduit
0.495% due 05/15/2019	EUR	1,771	2,048
Extended Stay America Trust
2.951% due 11/05/2027		$773	777
Granite Master Issuer PLC
0.229% due 12/20/2054	EUR	1,360	1,714
0.399% due 12/20/2054		503	634
0.479% due 12/20/2054		$592	580
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	32	40
1.011% due 09/20/2044	GBP	145	230
1.163% due 01/20/2044		32	51
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$2,247	2,247
2.716% due 02/10/2021		1,600	1,633
8.059% due 07/13/2030		2,600	2,731
GSR Mortgage Loan Trust
2.646% due 09/25/2035		1,209	1,215
5.138% due 11/25/2035		35	35
6.000% due 03/25/2037		32	30
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	581
5.336% due 05/15/2047		600	689
5.420% due 01/15/2049		300	347
JPMorgan Mortgage Trust
3.004% due 08/25/2034		542	537
3.097% due 07/25/2035		8,838	8,763
5.003% due 02/25/2035		14	14
5.750% due 01/25/2036		29	27
Leek Finance Ltd.
0.907% due 12/21/2037	GBP	1,661	2,750
Merrill Lynch Floating Trust
0.766% due 07/09/2021		$6,616	6,528
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		47	43
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		24	20
5.236% due 09/25/2035		816	765
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,100	1,160
5.450% due 10/28/2033		148	148
5.610% due 04/15/2049		223	236
5.809% due 12/12/2049		500	598
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		67	62

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OBP Depositor LLC Trust
4.646% due 07/15/2045		$500	$593
Residential Accredit Loans, Inc. Trust
1.508% due 09/25/2045		155	113
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037		86	57
0.469% due 07/19/2035		39	38
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		3,507	3,208
Titan Europe PLC
1.055% due 10/23/2016	GBP	1,495	2,311
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		$101	97
WaMu Mortgage Pass-Through Certificates
0.878% due 01/25/2047		52	43
1.148% due 02/25/2046		289	258
1.348% due 11/25/2042		213	198
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 11/25/2034		830	832
2.615% due 01/25/2035		43	43
Windermere CMBS PLC
0.505% due 08/22/2016	EUR	1,971	2,479

Total Mortgage-Backed Securities (Cost $61,028)			62,910

ASSET-BACKED SECURITIES 2.5%
ARES CLO Ltd.
0.681% due 02/24/2018		$729	720
Bear Stearns Asset-Backed Securities Trust
0.307% due 06/25/2047		11	11
0.377% due 08/25/2036		2,551	1,636
BNC Mortgage Loan Trust
0.317% due 05/25/2037		56	55
Citibank Omni Master Trust
2.971% due 08/15/2018		1,800	1,885
Citigroup Mortgage Loan Trust, Inc.
0.327% due 08/25/2036		40	40
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037		4	4
Duane Street CLO Ltd.
0.689% due 11/08/2017		2,103	2,083
GSAMP Trust
0.287% due 12/25/2036		31	13
Hillmark Funding
0.685% due 05/21/2021		900	862
HSBC Home Equity Loan Trust
1.159% due 11/20/2036		1,271	1,251
HSI Asset Securitization Corp. Trust
0.267% due 12/25/2036		10	10
ING Investment Management
0.688% due 12/01/2017		760	723
Lafayette CLO Ltd.
1.635% due 09/06/2022		2,900	2,900
MASTR Asset-Backed Securities Trust
0.267% due 01/25/2037		39	9
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		343	343
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		30	27
SLC Student Loan Trust
4.750% due 06/15/2033		1,524	1,463
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	1,221	1,515
1.321% due 08/15/2023		$7,428	7,483
3.471% due 05/16/2044		422	445
3.500% due 08/17/2043		446	434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
0.297% due 06/25/2037		$32	$30
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		21	19
Venture CDO Ltd.
0.673% due 07/22/2021		600	570

Total Asset-Backed Securities (Cost $24,617)			24,531

SOVEREIGN ISSUES 8.2%
Canada Housing Trust
3.800% due 06/15/2021	CAD	100	116
Indonesia Government International Bond
7.500% due 01/15/2016		$500	590
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	15,500	19,996
2.500% due 03/01/2015		3,100	3,965
3.000% due 04/01/2014		200	261
3.000% due 04/15/2015		100	129
3.000% due 11/01/2015		5,200	6,696
3.500% due 06/01/2014		300	393
3.750% due 08/01/2015		1,700	2,233
3.750% due 04/15/2016		700	918
3.750% due 08/01/2016		100	130
4.250% due 08/01/2013		4,400	5,772
4.250% due 07/01/2014		100	133
4.250% due 08/01/2014		100	133
4.500% due 07/15/2015		400	535
4.750% due 09/15/2016		100	134
4.750% due 06/01/2017		1,500	1,993
6.000% due 11/15/2014		100	138
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014		3,100	3,830
0.000% due 09/30/2014		1,100	1,342
Mexico Government International Bond
6.250% due 06/16/2016	MXN	8,300	676
6.500% due 06/09/2022		8,000	679
7.750% due 12/14/2017		7,000	613
10.000% due 12/05/2024		1,600	175
Province of Ontario
3.150% due 06/02/2022	CAD	200	212
4.200% due 06/02/2020		6,600	7,576
4.300% due 03/08/2017		100	113
Province of Quebec
2.750% due 08/25/2021		$3,900	4,092
3.500% due 07/29/2020		400	448
3.500% due 12/01/2022	CAD	500	538
Spain Government International Bond
3.750% due 10/31/2015	EUR	12,900	16,401
4.400% due 01/31/2015		600	786

Total Sovereign Issues (Cost $80,243)			81,746

		SHARES
CONVERTIBLE PREFERRED SECURITIES 1.5%

BANKING & FINANCE 1.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		12,000	14,856

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	0

Total Convertible Preferred Securities (Cost $13,410)			14,856

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 0.4%
Dexia Credit Local
1.500% due 09/27/2013		$1,400	$1,397
1.700% due 09/06/2013		900	900
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		1,100	1,098
0.000% due 11/06/2012		700	699

			4,094

COMMERCIAL PAPER 0.7%
Ford Motor Credit Co.
1.050% due 10/22/2012		3,100	3,098
Santander Commercial Paper S.A
2.200% due 04/02/2013		700	692
3.100% due 10/01/2013		2,800	2,713

			6,503

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		345	345

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $354. Repurchase proceeds are $345.)

ITALY TREASURY BILLS 0.2%
1.399% due 02/28/2013	EUR	1,700	2,173

JAPAN TREASURY BILLS 11.2%
0.099% due 10/09/2012 - 11/26/2012 (a)	JPY	8,720,000	111,732

SPAIN TREASURY BILLS 0.4%
2.725% due 09/20/2013 (a)	EUR	3,300	4,106

U.S. TREASURY BILLS 0.1%
0.161% due 07/25/2013 (a)(f)		$620	619

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 13.5%
PIMCO Short-Term Floating NAV Portfolio		8,308,689	83,278
PIMCO Short-Term Floating NAV Portfolio III		5,106,656	51,082

			134,360

Total Short-Term Instruments (Cost $262,248)			263,932

Total Investments 120.3% (Cost $1,165,228)			$1,196,129

Written Options (j) (0.0%) (Premiums $692)			(403)

Other Assets and Liabilities (Net) (20.3%)			(201,772)

Net Assets 100.0%			$993,954

96	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $15,726 at a weighted average interest rate of 0.061%.
(f)	Securities with an aggregate market value of $2,131 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $482 and cash of $10 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	14	$4
90-Day Eurodollar December Futures	Long	12/2014	24	3
90-Day Eurodollar June Futures	Long	06/2015	381	504
90-Day Eurodollar March Futures	Long	03/2015	378	459
90-Day Eurodollar September Futures	Long	09/2015	21	32
Euro-Bund 10-Year Bond December Futures	Short	12/2012	14	(21)

				$981

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $3,258 and cash of $38 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$1,536	$(31)	$(116)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	2,030	(16)	(91)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	134,000	(623)	(477)

					$(670)	$(684)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	7,900	$226	$171
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	5,200	52	72

						$278	$243

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%	$	5,000	$125	$105	$20
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.139%		100	(1)	(3)	2
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.021%		1,200	(1)	(9)	8
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		1,000	9	(8)	17
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.738%		1,300	12	(7)	19
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		2,000	12	(6)	18
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.420%		700	(23)	(31)	8
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		200	2	(2)	4
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.837%		1,900	12	(3)	15
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.612%		12,500	123	(229)	352
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		400	4	(11)	15
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.738%		2,500	22	(14)	36
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		1,700	30	21	9
China Government International Bond	BRC	1.000%	06/20/2016	0.564%		3,500	58	46	12
China Government International Bond	MYC	1.000%	06/20/2015	0.391%		5,200	88	(92)	180
France Government Bond	GST	0.250%	03/20/2016	0.688%		6,100	(92)	(377)	285
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	RYL	0.250%	12/20/2015	0.597%	$	700	$(8)	$(14)	$6
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		400	0	(8)	8
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.156%		3,000	(17)	(70)	53
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%		500	1	0	1
General Electric Capital Corp.	GST	1.000%	03/20/2016	1.059%		1,700	(3)	(29)	26
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.036%		400	(32)	(28)	(4)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		700	0	(12)	12
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%		100	0	(2)	2
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.036%		100	(8)	(7)	(1)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		300	(23)	(20)	(3)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		300	0	(5)	5
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.989%		100	0	(2)	2
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.803%		3,600	24	(214)	238
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		400	(31)	(28)	(3)
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		900	12	(6)	18
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		3,900	69	(36)	105
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		200	3	(1)	4
Japan Government International Bond	MYC	1.000%	09/20/2016	0.618%		700	10	(7)	17
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		400	5	(3)	8
Japan Government International Bond	UAG	1.000%	09/20/2016	0.618%		400	6	(4)	10
MetLife, Inc.	BOA	1.000%	12/20/2015	1.496%		500	(8)	(24)	16
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		800	(2)	(23)	21
MetLife, Inc.	CBK	1.000%	12/20/2015	1.496%		400	(7)	(15)	8
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		700	(35)	(40)	5
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		800	(9)	(51)	42
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		1,100	(13)	(65)	52
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		1,000	12	(8)	20
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%		3,300	33	0	33
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		2,100	21	5	16
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%		800	3	(8)	11
Mexico Government International Bond	GST	1.000%	03/20/2016	0.689%		5,000	56	(154)	210
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		1,500	6	(15)	21
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.601%		200	3	(2)	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.441%		300	(4)	(9)	5
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.635%		1,100	(27)	(22)	(5)
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		2,000	(5)	(68)	63
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		1,500	39	13	26
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		200	4	2	2
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		1,200	30	28	2
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.197%		200	4	2	2
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		100	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		300	7	2	5

							$493	$(1,577)	$2,070

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	8,600	$134	$165	$(31)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		8,600	135	172	(37)

							$269	$337	$(68)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	4,400	$386	$355	$31
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		600	53	74	(21)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		5,800	509	365	144
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		1,100	110	139	(29)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		1,000	100	123	(23)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		386	1	0	1
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	3	0	3

						$1,163	$1,056	$107

98	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,300	$12	$4	$8
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,700	5	1	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,200	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		18,000	16	(14)	30
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,000	8	(3)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		6,000	5	(4)	9

							$47	$(16)	$63

Total Return Swaps on Securities
Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	5,181,551	3-Month USD-LIBOR less a specified spread	$	267,316	11/15/2012	BOA	$7,202
Receive	iShares MSCI EAFE Index Fund	3,727,852	3-Month USD-LIBOR plus a specified spread		186,097	03/28/2013	BOA	11,256
Receive	iShares MSCI EAFE Index Fund	2,792,000	3-Month USD-LIBOR less a specified spread		148,006	03/28/2013	BPS	(29)
Receive	iShares MSCI EAFE Index Fund	3,938,524	3-Month USD-LIBOR less a specified spread		203,499	08/15/2013	BPS	5,182
Receive	iShares MSCI EAFE Index Fund	2,928,645	3-Month USD-LIBOR plus a specified spread		146,432	01/31/2013	JPM	8,662

								$32,273

(j)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	3,500	$20	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,500	21	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		700	3	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		7,500	53	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		5,100	14	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,100	12	(15)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		6,100	31	(15)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,100	7	(8)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,100	7	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		2,300	8	(14)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		2,300	8	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,300	12	(33)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,300	25	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,200	7	(9)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,200	7	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,200	10	(15)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,200	17	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		4,600	16	(29)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		4,600	16	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,400	82	(38)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,000	19	(51)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	39	(3)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,800	19	(48)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	$	4,600	$14	$(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		7,200	14	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		6,800	49	(9)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		3,300	10	(13)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		3,300	10	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	1,400	6	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,400	9	(9)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		400	2	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		400	3	(2)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	3,100	3	(9)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,100	13	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		4,300	7	(14)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		4,300	10	(4)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,000	2	(6)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,000	8	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		4,900	9	(14)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,900	9	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		4,700	8	(13)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,700	14	0

								$653	$(397)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	04/07/2020		2,700	24	(4)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	09/29/2020		300	4	0

							$39	$(6)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$168,700	EUR	0	$1,399
Sales	180	155,500		3,600	570
Closing Buys	(180)	(153,600)		0	(1,277)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$170,600	EUR	3,600	$692

(k)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$7,000	$7,632	$(7,630)

(l)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	455	$	593	BPS	$9	$0	$9
10/2012		1,313		1,655	BRC	0	(32)	(32)
10/2012		12,842		16,695	CBK	193	(1)	192
10/2012		5		6	DUB	0	0	0
10/2012		14,247		17,823	GLM	0	(485)	(485)
10/2012		1,544		1,895	HUS	0	(90)	(90)
10/2012		418		541	JPM	4	0	4
10/2012		9,108		11,768	RYL	65	(1)	64
10/2012		49		64	UAG	1	0	1
10/2012	GBP	2,976		4,706	GLM	0	(99)	(99)
10/2012	JPY	2,510,000		31,574	FBF	0	(590)	(590)
10/2012		4,910,000		61,744	HUS	0	(1,179)	(1,179)
10/2012	$	46,401	EUR	35,953	JPM	0	(200)	(200)
10/2012		4,963		4,028	UAG	214	0	214
10/2012		4,819	GBP	2,976	HUS	0	(13)	(13)
11/2012	EUR	1,016	$	1,306	BPS	0	0	0

100	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	EUR	21	$	27	BRC	$0	$0	$0
11/2012		35,953		46,415	JPM	199	0	199
11/2012	GBP	2,976		4,818	HUS	13	0	13
11/2012	JPY	490,000		6,245	BOA	0	(37)	(37)
11/2012		810,000		10,315	UAG	0	(69)	(69)
11/2012	$	1,124	AUD	1,079	WST	0	(7)	(7)
12/2012	CAD	9,962	$	10,198	DUB	83	0	83
12/2012	JPY	7,866		100	BRC	0	(1)	(1)
12/2012	MXN	36,416		2,689	HUS	0	(123)	(123)
12/2012	$	700	BRL	1,432	BRC	1	0	1
12/2012		1,300		2,668	MSC	6	0	6
12/2012		1,900		3,883	UAG	1	0	1
12/2012		288	JPY	22,690	FBF	3	0	3
12/2012		1,200	MXN	15,731	GLM	16	(1)	15
12/2012		807		10,428	MSC	0	(2)	(2)
12/2012		4,300		55,938	UAG	31	(11)	20
01/2013	EUR	400	$	496	DUB	0	(19)	(19)
01/2013		2,780		3,416	UAG	0	(161)	(161)
02/2013	CNY	16,033		2,543	BRC	20	0	20
02/2013	EUR	1,700		2,140	UAG	0	(48)	(48)
02/2013	$	1,100	CNY	6,944	CBK	0	(7)	(7)
02/2013		500		3,155	GST	0	(4)	(4)
02/2013		931		5,933	JPM	2	0	2
06/2013	EUR	197	$	259	BPS	5	0	5
09/2013		2,446		3,182	UAG	43	(16)	27
11/2013		11,687		15,102	FBF	19	0	19
12/2013		11,300		14,263	BOA	0	(328)	(328)
04/2014		200		253	CBK	0	(5)	(5)
06/2014		300		380	FBF	0	(8)	(8)
08/2014		100		127	BPS	0	(3)	(3)

						$928	$(3,540)	$(2,612)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,127	$0	$4,127
Corporate Bonds & Notes
Banking & Finance	0	172,178	0	172,178
Industrials	0	52,462	0	52,462
Utilities	0	14,008	0	14,008
Municipal Bonds & Notes
Arizona	0	1,176	0	1,176
California	0	16,012	0	16,012
Connecticut	0	3,617	0	3,617
Illinois	0	3,874	0	3,874
Louisiana	0	686	0	686
Massachusetts	0	871	0	871
Nebraska	0	120	0	120
New Jersey	0	1,629	0	1,629
New York	0	16,019	0	16,019
North Carolina	0	1,280	0	1,280
Ohio	0	89	0	89
Tennessee	0	119	0	119
Texas	0	521	0	521
Virginia	0	4,260	0	4,260
Washington	0	168	0	168
U.S. Government Agencies	0	357,369	1,142	358,511
U.S. Treasury Obligations	0	96,427	0	96,427
Mortgage-Backed Securities	0	61,277	1,633	62,910
Asset-Backed Securities	0	20,046	4,485	24,531
Sovereign Issues	0	81,746	0	81,746
Convertible Preferred Securities
Banking & Finance	14,856	0	0	14,856
Short-Term Instruments
Certificates of Deposit	0	4,094	0	4,094

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Commercial Paper	$3,405	$3,098	$0	$6,503
Repurchase Agreements	0	345	0	345
Italy Treasury Bills	0	2,173	0	2,173
Japan Treasury Bills	0	111,732	0	111,732
Spain Treasury Bills	0	4,106	0	4,106
U.S. Treasury Bills	0	619	0	619
PIMCO Short-Term Floating NAV Portfolios	134,360	0	0	134,360
	$152,621	$1,036,248	$7,260	$1,196,129

Short Sales, at value	$0	$(7,630)	$0	$(7,630)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,266	0	2,266
Equity Contracts	0	32,302	0	32,302
Foreign Exchange Contracts	0	928	0	928
Interest Rate Contracts	1,002	306	0	1,308
	$1,002	$35,802	$0	$36,804

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(841)	0	(841)
Equity Contracts	(29)	0	0	(29)
Foreign Exchange Contracts	0	(3,540)	0	(3,540)
Interest Rate Contracts	(21)	(397)	(6)	(424)
	$(50)	$(4,778)	$(6)	$(4,834)

Totals	$153,573	$1,059,642	$7,254	$1,220,469

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$65,162	$(63,860)	$(190)	$0	$0	$30	$0	$0	$1,142	$3
Mortgage-Backed Securities	1,628	0	0	0	0	5	0	0	1,633	5
Asset-Backed Securities	1,573	2,900	(7)	5	0	14	0	0	4,485	13
Convertible Preferred Securities Industrials	2	0	0	0	0	(2)	0	0	0	(2)

	$68,365	$(60,960)	$(197)	$5	$0	$47	$0	$0	$7,260	$19

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$1	$0	$0	$(6)	$1

Totals	$68,358	$(60,960)	$(197)	$5	$0	$48	$0	$0	$7,254	$20

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,142	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	1,633	Third Party Vendor	Broker Quote	102.07
Asset-Backed Securities	4,485	Benchmark Pricing	Base Price	95.13-99.99

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(6)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$7,254

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$29	$0	$0	$55	$84
Unrealized appreciation on foreign currency contracts	0	0	0	928	0	928
Unrealized appreciation on OTC swap agreements	0	2,266	32,302	0	63	34,631

	$0	$2,295	$32,302	$928	$118	$35,643

Liabilities:
Written options outstanding	$0	$0	$0	$0	$403	$403
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1	1
Unrealized depreciation on foreign currency contracts	0	0	0	3,540	0	3,540
Unrealized depreciation on OTC swap agreements	0	157	29	0	0	186

	$0	$157	$29	$3,540	$404	$4,130

102	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net realized gain on futures contracts	0	0	0	0	882	882
Net realized gain on written options	0	0	0	0	1,277	1,277
Net realized gain (loss) on swaps	0	7	(22,410)	0	460	(21,943)
Net realized (loss) on foreign currency transactions	0	0	0	(1,968)	0	(1,968)

	$0	$7	$(22,410)	$(1,968)	$2,605	$(21,766)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$6	$6
Net change in unrealized appreciation on futures contracts	0	0	0	0	799	799
Net change in unrealized (depreciation) on written options	0	0	0	0	(401)	(401)
Net change in unrealized appreciation (depreciation) on swaps	0	247	12,670	0	(85)	12,832
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,715)	0	(1,715)

	$0	$247	$12,670	$(1,715)	$319	$11,521

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $981 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(441) as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$18,171	$(27,590)	$(9,419)
BPS	5,132	(7,940)	(2,808)
BRC	523	(560)	(37)
CBK	289	(300)	(11)
DUB	200	(260)	(60)
FBF	(604)	758	154
GLM	(616)	644	28
GST	30	0	30
HUS	(627)	619	(8)
JPM	8,657	(23,100)	(14,443)
MSC	4	0	4
MYC	5	0	5
RYL	125	0	125
SOG	7	0	7
UAG	(59)	110	51
WST	(7)	0	(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.9%

BANKING & FINANCE 11.8%
Ally Financial, Inc.
3.779% due 06/20/2014	$400	$411
Bank of America Corp.
5.650% due 05/01/2018	400	457
Banque PSA Finance S.A.
2.361% due 04/04/2014	500	490
Barclays Bank PLC
10.179% due 06/12/2021	1,040	1,357
Cie de Financement Foncier S.A.
2.500% due 09/16/2015	3,600	3,739
Citigroup, Inc.
2.438% due 08/13/2013	1,200	1,216
Goldman Sachs Group, Inc.
0.823% due 03/22/2016	400	385
HSBC Bank USA N.A.
4.875% due 08/24/2020	2,300	2,484
International Lease Finance Corp.
7.125% due 09/01/2018	1,750	2,047
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018^	200	53
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)	1,200	1,348
Loews Corp.
5.250% due 03/15/2016	2,800	3,159
Morgan Stanley
1.427% due 04/29/2013	950	951
2.875% due 07/28/2014	100	102
6.250% due 08/28/2017	300	341
Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	205
Prudential Covered Trust
2.997% due 09/30/2015	1,500	1,559
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (d)	1,900	1,572
SSIF Nevada LP
1.155% due 04/14/2014	1,600	1,608

		23,484

INDUSTRIALS 5.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	1,475	1,678
Barrick North America Finance LLC
4.400% due 05/30/2021	1,800	1,962
BMW U.S. Capital LLC
0.829% due 12/21/2012	2,000	2,002
Daimler Finance North America LLC
0.972% due 03/28/2014	2,500	2,506
Steel Dynamics, Inc.
7.375% due 11/01/2012	800	804
Volkswagen International Finance NV
0.911% due 10/01/2012	900	900
0.970% due 04/01/2014	400	402

		10,254

Total Corporate Bonds & Notes (Cost $32,178)		33,738

MUNICIPAL BONDS & NOTES 3.8%

CALIFORNIA 0.8%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	$100	$107

		1,628

NEW YORK 1.7%
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	100	123
5.000% due 03/15/2027	100	121
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062 (a)	3,000	3,022

		3,266

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	565

SOUTH CAROLINA 0.9%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.931% due 06/02/2014	1,800	1,804

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	214

Total Municipal Bonds & Notes (Cost $7,309)		7,477

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.337% due 03/25/2034	15	15
0.347% due 03/25/2036	563	527
0.567% due 09/25/2042	320	319
1.625% due 11/25/2023	92	95
1.719% due 04/25/2024	81	83
1.879% due 08/01/2035	335	350
2.192% due 09/01/2035	328	342
2.261% due 07/01/2032	22	22
2.300% due 10/01/2035	283	302
2.340% due 09/01/2031	1	2
2.407% due 10/01/2035	206	220
2.492% due 11/01/2034	362	389
2.500% due 11/01/2027	5,000	5,245
2.563% due 02/01/2034	190	203
2.573% due 07/01/2035	480	513
2.612% due 10/01/2035	191	205
2.773% due 08/01/2036	370	398
2.785% due 02/01/2035	140	151
2.946% due 03/01/2036	1,189	1,282
3.000% due 10/01/2027 - 11/01/2042	2,000	2,113
3.500% due 12/01/2025 - 11/01/2042	3,568	3,803
4.500% due 11/01/2038	621	673
5.500% due 02/01/2024 - 09/01/2027	138	153
Freddie Mac
0.421% due 10/15/2020	253	253
1.306% due 10/25/2044	110	111
1.511% due 07/25/2044	524	536
2.421% due 09/01/2035	96	102
4.000% due 10/01/2042	2,000	2,150
5.500% due 08/15/2030	2	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
0.621% due 03/16/2032		$20	$20
1.625% due 11/20/2024		58	60
3.000% due 10/01/2042		20,000	21,422
3.500% due 11/01/2042		2,000	2,186
Overseas Private Investment Corp.
4.140% due 05/15/2030		1,300	1,470
Small Business Administration
5.680% due 06/01/2028		1,535	1,784

Total U.S. Government Agencies (Cost $46,176)			47,501

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds
3.000% due 05/15/2042		1,600	1,662
3.125% due 11/15/2041		1,300	1,387
3.750% due 08/15/2041		2,300	2,754
3.875% due 08/15/2040 (i)		70	85
4.375% due 05/15/2041		2,300	3,052
6.250% due 08/15/2023 (g)(i)		4,100	5,952
7.625% due 11/15/2022 (g)(h)(i)		7,300	11,453
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)(i)		6,479	7,074
0.625% due 07/15/2021		1,220	1,397
1.125% due 01/15/2021		1,047	1,241
2.375% due 01/15/2025		972	1,322
U.S. Treasury Notes
0.500% due 07/31/2017		300	299
1.250% due 01/31/2019		1,300	1,328
1.625% due 08/15/2022		10,100	10,094
2.000% due 11/15/2021		2,500	2,611
2.000% due 02/15/2022		5,000	5,203

Total U.S. Treasury Obligations (Cost $54,857)			56,914

MORTGAGE-BACKED SECURITIES 9.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		816	845
American Home Mortgage Assets LLC
0.407% due 05/25/2046		1,392	879
0.427% due 10/25/2046		512	299
American Home Mortgage Investment Trust
2.155% due 09/25/2045		520	487
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	1,502	1,938
1.545% due 05/16/2047		305	393
Banc of America Funding Corp.
5.630% due 01/20/2047^		$89	64
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		254	250
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^		743	202
2.890% due 05/25/2035		294	265
3.006% due 09/25/2035		350	284
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		727	674
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	595
Countrywide Alternative Loan Trust
0.429% due 03/20/2046		1,129	681
0.429% due 07/20/2046^		1,449	691
2.996% due 06/25/2037		2,007	1,496
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035		220	166
0.537% due 03/25/2035		159	118

104	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.460% due 06/25/2033		$163	$161
Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 08/19/2045		815	650
2.457% due 07/19/2044		64	60
First Horizon Alternative Mortgage Securities
2.625% due 03/25/2035		169	132
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		70	66
First Republic Mortgage Loan Trust
0.571% due 11/15/2031		75	74
Greenpoint Mortgage Funding Trust
0.397% due 01/25/2037		1,239	722
GSR Mortgage Loan Trust
2.647% due 09/25/2035		233	235
Harborview Mortgage Loan Trust
0.459% due 03/19/2036		906	560
Homebanc Mortgage Trust
5.520% due 04/25/2037		900	477
Indymac Index Mortgage Loan Trust
0.517% due 06/25/2037^		402	158
2.671% due 12/25/2034		43	38
JPMorgan Mortgage Trust
5.003% due 02/25/2035		195	200
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		34	31
1.231% due 10/25/2035		59	57
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		192	163
Morgan Stanley Capital Trust
6.076% due 06/11/2049		100	118
Permanent Master Issuer PLC
1.797% due 07/15/2042	EUR	1,300	1,691
1.835% due 07/15/2042		$600	608
Residential Accredit Loans, Inc. Trust
0.517% due 01/25/2035		294	269
0.617% due 03/25/2033		56	54
Residential Asset Securitization Trust
0.567% due 10/25/2018		525	508
0.617% due 05/25/2033		55	52
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		206	145
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		257	247
0.497% due 02/25/2036		541	356
WaMu Mortgage Pass-Through Certificates
0.527% due 01/25/2045		135	130
0.537% due 01/25/2045		140	132
0.848% due 03/25/2047		736	512
2.704% due 02/25/2037		193	151
Wells Fargo Mortgage-Backed Securities Trust
2.710% due 10/25/2033		129	131
4.500% due 11/25/2018		89	89

Total Mortgage-Backed Securities (Cost $22,032)			19,304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.8%
Access Group, Inc.
1.751% due 10/27/2025		$1,573	$1,583
Bear Stearns Asset-Backed Securities Trust
3.000% due 10/25/2036		1,097	798
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		15	6
GSAMP Trust
0.397% due 11/25/2035		81	9
GSRPM Mortgage Loan Trust
0.917% due 01/25/2032		2	2
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		186	154
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	171	220
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		$309	309
SLM Student Loan Trust
2.350% due 04/15/2039		626	631
Structured Asset Securities Corp.
1.715% due 04/25/2035		428	409
Venture CDO Ltd.
0.673% due 07/22/2021		1,600	1,521

Total Asset-Backed Securities (Cost $6,041)			5,642

SOVEREIGN ISSUES 4.4%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	906
Province of Ontario
3.150% due 06/02/2022	CAD	2,900	3,070
Province of Quebec
2.750% due 08/25/2021		$1,900	1,994
3.500% due 12/01/2022	CAD	1,400	1,505
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,277

Total Sovereign Issues (Cost $8,205)			8,752

		SHARES
EXCHANGE-TRADED FUNDS 7.6%
iShares MSCI EAFE Index Fund		284,619	15,085

Total Exchange-Traded Funds (Cost $14,214)			15,085

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.5%

COMMERCIAL PAPER 1.0%
Ford Motor Credit Co.
1.240% due 01/23/2013		$2,000	1,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 3.8%
Barclays Capital, Inc.
0.250% due 10/01/2012	$6,600	$6,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022 valued at $6,726. Repurchase proceeds are $6,600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	876	876
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $897. Repurchase proceeds are $876.)

		7,476

SHORT-TERM NOTES 4.2%
Fannie Mae
0.157% due 03/06/2013	1,600	1,599
0.183% due 08/01/2013	300	299
Federal Home Loan Bank
0.137% due 11/14/2012	1,300	1,300
0.178% due 03/01/2013	3,400	3,399
Freddie Mac
0.142% due 03/05/2013	300	300
0.152% due 02/26/2013	600	600
0.157% due 02/25/2013	400	400
0.162% due 02/25/2013	400	400
0.178% due 02/25/2013	100	100

		8,397

U.S. TREASURY BILLS 13.0%
0.152% due 01/24/2013 - 08/22/2013 (b)(g)(h)(i)	25,865	25,845

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.5%
PIMCO Short-Term Floating NAV Portfolio	501,484	5,026

Total Short-Term Instruments (Cost $48,730)		48,737

PURCHASED OPTIONS (k) 0.0%
(Cost $29)		11

Total Investments 122.2% (Cost $239,771)		$243,161

Written Options (l) (0.1%) (Premiums $255)		(198)

Other Assets and Liabilities (Net) (22.1%)		(43,901)

Net Assets 100.0%		$199,062

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $18,570 at a weighted average interest rate of 0.188%.
(g)	Securities with an aggregate market value of $2,538 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $64 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2012	17	$(18)

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,604 and cash of $23 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	$14,400	$(754)	$(1,475)
CDX.IG-9 10-Year Index	(0.800%	)	12/20/2017	194	4	(4)

					$(750)	$(1,479)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	18,400	$(734)	$(519)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		32,100	49	(490)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		5,500	(214)	(360)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	2,300	50	40

						$(849)	$(1,329)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.344%	$	100	$(2)	$0	$(2)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.190%		300	(1)	(5)	4
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.344%		500	(8)	0	(8)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.344%		600	(9)	0	(9)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.344%		300	(4)	0	(4)
Embarq Corp.	MYC	(1.300%	)	03/20/2014	0.344%		200	(3)	0	(3)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.120%		2,100	(33)	0	(33)
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.858%		1,000	(28)	0	(28)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.384%		2,300	8	0	8

								$(80)	$(5)	$(75)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.447%	$	6,000	$(217)	$(258)	$41

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.143%	)	12/20/2012	$	7,800	$0	$0	$0
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		4,300	269	645	(376)

							$269	$645	$(376)

106	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MYC	0.463%	12/20/2015	$	5,600	$(189)	$0	$(189)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA	BRL	900	$15	$0	$15
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		11,300	193	0	193
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,400	24	0	24
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		900	17	0	17
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,300	164	15	149
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		5,200	126	30	96
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	BRC	AUD	1,200	143	(6)	149
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	DUB		800	95	(4)	99

							$777	$35	$742

Total Return Swaps on Securities
Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	1,918,000	3-Month USD-LIBOR less a specified spread	$	101,674	03/28/2013	BPS	$(20)
Receive	iShares MSCI EAFE Index Fund	1,543,907	3-Month USD-LIBOR plus a specified spread		77,980	01/31/2013	JPM	3,793

								$3,773

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	4,500	$11	$0

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus CNY	JPM	CNY	6.509	05/16/2013	$	3,500	$18	$11

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	4,500	$26	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		500	3	(13)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		500	12	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		6,900	44	(175)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,900	170	(9)

								$255	$(198)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$19,300	$255
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$19,300	$255

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	10/01/2042	$6,000	$6,556	$(6,538)
Ginnie Mae	5.500%	10/01/2042	2,900	3,231	(3,227)

				$9,787	$(9,765)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	1,348	$	1,400	BRC	$2	$0	$2
10/2012	BRL	3,289		1,621	UAG	0	(1)	(1)
10/2012	CNY	29,584		4,660	BPS	0	(41)	(41)
10/2012	EUR	14,302		17,934	BRC	0	(444)	(444)
10/2012		13,967		17,530	CBK	0	(418)	(418)
10/2012		2,012		2,531	HUS	0	(55)	(55)
10/2012		13,966		17,552	JPM	0	(395)	(395)
10/2012	GBP	11,565		18,319	BRC	0	(356)	(356)
10/2012		6,091		9,612	DUB	0	(224)	(224)
10/2012		7,462		11,789	FBF	0	(260)	(260)
10/2012		1,324		2,102	HUS	0	(36)	(36)
10/2012		903		1,446	UAG	0	(12)	(12)
10/2012	ILS	4,968		1,280	UAG	12	0	12
10/2012	INR	303		5	HUS	0	(1)	(1)
10/2012	JPY	639,678		8,187	DUB	0	(11)	(11)
10/2012		1,759,147		22,602	FBF	57	0	57
10/2012		639,678		8,125	GLM	0	(73)	(73)
10/2012		109,093		1,400	JPM	2	0	2
10/2012	SGD	3,496		2,778	RYL	0	(71)	(71)
10/2012	$	1,604	BRL	3,289	UAG	19	0	19
10/2012		4,666	CNY	29,584	HUS	35	0	35
10/2012		15,502	EUR	12,064	BOA	1	0	1
10/2012		13,089		10,170	BPS	0	(20)	(20)
10/2012		14,190		10,951	CBK	0	(118)	(118)
10/2012		14,277		11,062	JPM	0	(61)	(61)
10/2012		16,681	GBP	10,283	BOA	0	(76)	(76)
10/2012		21,209		13,045	BPS	0	(144)	(144)
10/2012		6,495		4,017	CBK	0	(9)	(9)
10/2012		5	INR	303	HUS	0	0	0
10/2012		5	MYR	16	HUS	0	0	0
10/2012		2,856	SGD	3,496	GLM	0	(7)	(7)
11/2012	AUD	23	$	24	JPM	0	0	0
11/2012		16,481		17,165	WST	113	0	113
11/2012	CHF	573		601	BRC	0	(8)	(8)

108	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	CHF	2,000	$	2,094	HUS	$0	$(34)	$(34)
11/2012		14,096		14,655	WST	0	(347)	(347)
11/2012	DKK	5,832		978	BRC	0	(28)	(28)
11/2012		5,831		979	DUB	0	(27)	(27)
11/2012	EUR	12,064		15,507	BOA	0	0	0
11/2012		10,170		13,093	BPS	20	0	20
11/2012		10,951		14,194	CBK	118	0	118
11/2012		11,062		14,281	JPM	61	0	61
11/2012	GBP	10,283		16,679	BOA	76	0	76
11/2012		13,045		21,206	BPS	143	0	143
11/2012		4,017		6,495	CBK	9	0	9
11/2012	HKD	34,935		4,506	JPM	1	0	1
11/2012	NOK	5,725		975	DUB	0	(23)	(23)
11/2012		4,626		795	HUS	0	(11)	(11)
11/2012	NZD	384		317	HUS	0	(1)	(1)
11/2012	SEK	17,902		2,683	BRC	0	(38)	(38)
11/2012		2,644		392	HUS	0	(10)	(10)
11/2012		17,902		2,688	UAG	0	(33)	(33)
12/2012	BRL	3,289		1,589	UAG	0	(21)	(21)
12/2012	CAD	2,986		3,055	BRC	23	0	23
12/2012		1,460		1,497	DUB	14	0	14
12/2012	MXN	40		3	HUS	0	0	0
12/2012	$	9	MXN	116	FBF	0	0	0
12/2012		180		2,383	MSC	4	0	4
01/2013	SGD	3,496	$	2,856	GLM	8	0	8
01/2013	$	17	CLP	8,500	HUS	1	0	1
02/2013	CNY	29,808	$	4,687	HUS	0	(3)	(3)
02/2013		13,739		2,150	RYL	0	(12)	(12)
02/2013	$	469	CNY	2,950	DUB	0	(5)	(5)
02/2013		324		2,032	GST	0	(4)	(4)
02/2013		833		5,258	JPM	0	(6)	(6)
02/2013		6,257		39,444	UAG	0	(52)	(52)
08/2013		581		3,669	UAG	0	(8)	(8)

						$719	$(3,504)	$(2,785)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$23,484	$0	$23,484
Industrials	0	10,254	0	10,254
Municipal Bonds & Notes
California	0	1,628	0	1,628
New York	0	3,266	0	3,266
Ohio	0	565	0	565
South Carolina	0	1,804	0	1,804
Texas	0	214	0	214
U.S. Government Agencies	0	47,501	0	47,501
U.S. Treasury Obligations	0	56,914	0	56,914
Mortgage-Backed Securities	0	19,304	0	19,304
Asset-Backed Securities	0	5,422	220	5,642
Sovereign Issues	0	8,752	0	8,752
Exchange-Traded Funds	15,085	0	0	15,085
Short-Term Instruments
Commercial Paper	0	1,993	0	1,993
Repurchase Agreements	0	7,476	0	7,476
Short-Term Notes	0	8,397	0	8,397
U.S. Treasury Bills	0	25,845	0	25,845
PIMCO Short-Term Floating NAV Portfolio	5,026	0	0	5,026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Foreign Exchange Contracts	$0	$11	$0	$11
	$20,111	$222,830	$220	$243,161

Short Sales, at value	$0	$(9,765)	$0	$(9,765)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	53	0	53
Equity Contracts	0	3,793	0	3,793
Foreign Exchange Contracts	0	719	0	719
Interest Rate Contracts	0	782	0	782
	$0	$5,347	$0	$5,347

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,131)	0	(2,131)
Equity Contracts	(20)	0	0	(20)
Foreign Exchange Contracts	0	(3,504)	0	(3,504)
Interest Rate Contracts	(18)	(1,567)	0	(1,585)
	$(38)	$(7,202)	$0	$(7,240)

Totals	$20,073	$211,210	$220	$231,503

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

(ii) As of September 30, 2012, assets valued at $24 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
U.S. Government Agencies	$1,410	$0	$0	$(2)	$0	$61	$0	$(1,469)	$(0)	$0
Asset-Backed Securities	340	0	(107)	0	(5)	(8)	0	0	220	(8)

Totals	$1,750	$0	$(107)	$(2)	$(5)	$53	$0	$(1,469)	$220	$(8)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Asset-Backed Securities	$220	Benchmark Pricing	Base Price	100.40

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$11	$0	$11
Variation margin receivable on financial derivative instruments (2)	0	3	0	0	61	64
Unrealized appreciation on foreign currency contracts	0	0	0	719	0	719
Unrealized appreciation on OTC swap agreements	0	54	3,793	0	741	4,588

	$0	$57	$3,793	$730	$802	$5,382

Liabilities:
Written options outstanding	$0	$0	$0	$0	$198	$198
Variation margin payable on financial derivative instruments (2)	0	0	0	0	11	11
Unrealized depreciation on foreign currency contracts	0	0	0	3,504	0	3,504
Unrealized depreciation on OTC swap agreements	0	652	20	0	0	672

	$0	$652	$20	$3,504	$209	$4,385

110	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(2)	$(2)
Net realized gain on futures contracts	0	0	0	0	71	71
Net realized (loss) on swaps	0	(260)	(1,720)	0	(35)	(2,015)
Net realized gain on foreign currency transactions	0	0	0	2,459	0	2,459

	$0	$(260)	$(1,720)	$2,459	$34	$513

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(7)	$1	$(6)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(29)	(29)
Net change in unrealized appreciation on written options	0	0	0	0	25	25
Net change in unrealized appreciation (depreciation) on swaps	0	(391)	1,916	0	(1,871)	(346)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,320)	0	(3,320)

	$0	$(391)	$1,916	$(3,327)	$(1,874)	$(3,676)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(18) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(2,808) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$193	$(160)	$33
BPS	(62)	0	(62)
BRC	(707)	722	15
CBK	(635)	670	35
DUB	(447)	412	(35)
FBF	(203)	341	138
GLM	(73)	0	(73)
GST	265	(450)	(185)
HUS	49	0	49
JPM	3,431	(12,770)	(9,339)
MSC	4	0	4
MYC	(66)	107	41
RYL	(83)	285	202
UAG	(71)	0	(71)
WST	(234)	0	(234)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.4%

BANKING & FINANCE 14.9%
Ally Financial, Inc.
0.000% due 12/01/2012		$500	$498
4.500% due 02/11/2014		900	922
7.500% due 12/31/2013		100	106
7.500% due 09/15/2020		100	115
8.300% due 02/12/2015		100	111
American General Institutional Capital
8.125% due 03/15/2046		100	118
American International Group, Inc.
5.050% due 10/01/2015		400	439
5.450% due 05/18/2017		1,800	2,057
5.850% due 01/16/2018		300	349
6.400% due 12/15/2020		700	854
8.250% due 08/15/2018		4,700	6,060
Banco do Brasil S.A.
3.284% due 07/02/2014		200	201
Banco Santander Brasil S.A.
2.485% due 03/18/2014		600	590
4.250% due 01/14/2016		1,000	1,025
Banco Santander Chile
2.055% due 01/19/2016		1,000	972
Bank of America Corp.
0.765% due 08/15/2016		400	369
4.500% due 04/01/2015		1,700	1,822
5.650% due 05/01/2018		700	799
Bank of Montreal
2.850% due 06/09/2015		200	213
Bank of Nova Scotia
1.650% due 10/29/2015		100	103
Banque PSA Finance S.A.
2.361% due 04/04/2014		500	490
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	212
6.500% due 03/10/2021		200	220
7.250% due 04/22/2020		400	435
Bear Stearns Cos. LLC
7.250% due 02/01/2018		200	250
BNP Paribas S.A.
1.358% due 01/10/2014		1,000	1,001
Capital One Capital
10.250% due 08/15/2039		400	414
CBA Capital Trust
5.805% due 06/30/2015 (d)		2,500	2,590
6.024% due 03/15/2016 (d)		100	100
CIT Group, Inc.
5.250% due 04/01/2014		100	105
Citigroup, Inc.
1.906% due 01/13/2014		400	403
5.000% due 09/15/2014		1,700	1,794
5.850% due 07/02/2013		100	104
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		1,600	1,585
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		300	293
Eksportfinans ASA
2.000% due 09/15/2015		700	655
Export-Import Bank of Korea
4.000% due 01/29/2021		200	219
5.875% due 01/14/2015		600	662
FCE Bank PLC
7.125% due 01/15/2013	EUR	800	1,045
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$400	449
8.000% due 12/15/2016		200	240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.700% due 10/01/2014		$100	$114
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	600	717
1.439% due 02/07/2014		$2,400	2,400
5.250% due 07/27/2021		400	442
International Lease Finance Corp.
6.750% due 09/01/2016		200	226
Intesa Sanpaolo SpA
2.831% due 02/24/2014		400	394
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	329
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	100	129
7.900% due 04/30/2018 (d)		$500	570
KeyBank N.A.
7.413% due 10/15/2027		3,600	3,996
Korea Development Bank
3.000% due 09/14/2022		700	703
3.500% due 08/22/2017		200	216
Korea Finance Corp.
3.250% due 09/20/2016		600	636
LBG Capital PLC
7.875% due 11/01/2020		900	909
8.000% due 06/15/2020 (d)		200	193
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	3,109
Macquarie Group Ltd.
7.300% due 08/01/2014		500	539
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	233
6.875% due 04/25/2018		100	120
Moody’s Corp.
4.500% due 09/01/2022		1,800	1,913
Morgan Stanley
0.917% due 01/16/2017	EUR	200	233
6.250% due 08/28/2017		$100	114
National Australia Bank Ltd.
1.178% due 04/11/2014		2,300	2,315
Nationwide Building Society
6.250% due 02/25/2020		200	230
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		800	800
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,247
Pricoa Global Funding
0.564% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	5,558
11.000% due 06/30/2019 (d)		$75	99
RCI Banque S.A.
2.328% due 04/11/2014		1,500	1,470
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		100	91
Scotland International Finance BV
4.250% due 05/23/2013		400	402
Springleaf Finance Corp.
6.900% due 12/15/2017		100	85
SSIF Nevada LP
1.155% due 04/14/2014		3,700	3,718
State Bank of India
4.500% due 10/23/2014		800	829
4.500% due 07/27/2015		100	104
Stone Street Trust
5.902% due 12/15/2015		200	210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tri-Command Military Housing LLC
5.383% due 02/15/2048	$1,346	$1,164
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016	200	192
Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	1,191

		69,140

INDUSTRIALS 2.8%
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	1,400	1,410
Braskem Finance Ltd.
5.750% due 04/15/2021	300	319
7.000% due 05/07/2020	1,000	1,155
CSN Resources S.A.
6.500% due 07/21/2020	400	433
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,203
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,054
GTL Trade Finance, Inc.
7.250% due 10/20/2017	700	817
HCA, Inc.
7.875% due 02/15/2020	300	339
International Business Machines Corp.
5.700% due 09/14/2017	400	491
Kraft Foods Group, Inc.
6.125% due 08/23/2018	73	90
Kraft Foods, Inc.
6.125% due 02/01/2018	27	33
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700	719
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	2,900	2,928
UAL Pass-Through Trust
10.400% due 05/01/2018	73	84
UST LLC
5.750% due 03/01/2018	1,100	1,320
Vale Overseas Ltd.
5.625% due 09/15/2019	400	452

		12,847

UTILITIES 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	391
British Telecommunications PLC
1.504% due 12/20/2013	2,200	2,215
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	500	498
Petroleos Mexicanos
5.500% due 06/27/2044	100	110
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	114

		3,328

Total Corporate Bonds & Notes (Cost $81,362)		85,315

MUNICIPAL BONDS & NOTES 5.7%

CALIFORNIA 1.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	598

112	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	$3,500	$4,416
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	526
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	2,151
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	460

		8,295

COLORADO 1.1%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,055

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	1,300	1,622

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	1,028
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,279

		2,307

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	143

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	700	701
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,428

		2,129

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,213
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,290

		2,618

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.6%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2022	$2,000	$2,291
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	391

		2,682

VIRGINIA 0.3%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,000	1,229

Total Municipal Bonds & Notes (Cost $22,276)		26,168

U.S. GOVERNMENT AGENCIES 46.8%
Fannie Mae
0.567% due 07/25/2037	376	378
0.597% due 07/25/2037	365	367
0.617% due 09/25/2035	515	513
0.667% due 09/25/2035	356	359
0.875% due 08/28/2017 - 10/26/2017	4,700	4,730
0.957% due 03/25/2040	678	688
1.250% due 01/30/2017	2,500	2,569
2.310% due 08/01/2022	100	103
2.500% due 10/01/2027	43,000	45,197
2.870% due 09/01/2027	300	306
3.500% due 10/01/2042 - 11/01/2042	8,000	8,575
4.000% due 11/01/2024 - 11/01/2042	80,765	86,980
4.500% due 05/01/2039 - 11/01/2042	12,467	13,576
4.501% due 07/01/2019	965	1,124
5.000% due 02/13/2017 - 11/01/2041	5,083	5,621
5.375% due 06/12/2017	100	121
5.500% due 09/01/2023 - 12/01/2036	279	307
6.000% due 10/01/2042	100	110
7.500% due 04/01/2024 - 11/01/2037	946	1,144
Freddie Mac
0.257% due 12/25/2036	25	25
0.371% due 07/15/2019	19	19
0.931% due 10/15/2037	187	189
1.000% due 06/29/2017 - 09/29/2017	3,700	3,747
2.375% due 01/13/2022	100	105
3.000% due 08/01/2019	15,900	16,239
4.500% due 06/01/2039 - 09/01/2041	12,614	13,640
5.500% due 08/23/2017 - 05/01/2040	3,131	3,427
6.000% due 04/01/2040 - 10/01/2042	1,042	1,144
Ginnie Mae
6.000% due 12/15/2038	595	673
Small Business Administration
5.290% due 12/01/2027	117	133
5.720% due 01/01/2029	1,916	2,202
6.020% due 08/01/2028	1,833	2,146

Total U.S. Government Agencies (Cost $213,441)		216,457

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		$1,196	$1,308
0.750% due 02/15/2042 (g)(h)		5,982	6,521
1.750% due 01/15/2028		3,172	4,116
2.000% due 01/15/2026 (f)(h)		6,234	8,203
2.375% due 01/15/2025		2,917	3,966
2.375% due 01/15/2027 (g)(h)		8,407	11,628
2.500% due 01/15/2029 (g)(h)		8,324	11,930
U.S. Treasury Notes
0.750% due 06/30/2017 (f)(g)(h)		5,400	5,443
0.875% due 07/31/2019		100	99
1.000% due 08/31/2019		5,100	5,091
1.000% due 09/30/2019 (a)		2,400	2,393
1.125% due 05/31/2019 (g)(h)		4,200	4,243
1.750% due 05/15/2022		1,100	1,116
2.625% due 04/30/2018		2,100	2,317
2.875% due 03/31/2018		300	335
3.375% due 11/15/2019		500	580
3.625% due 02/15/2020		5,800	6,839

Total U.S. Treasury Obligations (Cost $71,495)			76,128

MORTGAGE-BACKED SECURITIES 4.7%
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	1,821	2,349
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$485	506
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		93	93
Chaseflex Trust
0.517% due 07/25/2037		818	642
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037		12	6
2.530% due 03/25/2036		1,247	1,131
5.320% due 08/25/2035		669	673
Countrywide Alternative Loan Trust
0.377% due 02/25/2047		49	36
0.417% due 06/25/2037		168	127
1.148% due 02/25/2036		17	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.657% due 11/25/2034		20	18
2.722% due 02/20/2035		25	23
5.500% due 11/25/2035		198	185
European Loan Conduit
0.495% due 05/15/2019	EUR	1,670	1,931
Granite Mortgages PLC
0.844% due 01/20/2044		21	27
1.011% due 09/20/2044	GBP	145	230
1.163% due 01/20/2044		32	51
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$46	46
1.260% due 03/06/2020		1,000	1,000
GSR Mortgage Loan Trust
5.138% due 11/25/2035		35	35
Harborview Mortgage Loan Trust
0.389% due 12/19/2036		1,590	1,027
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		193	199
4.717% due 02/15/2046		300	349
JPMorgan Mortgage Trust
3.004% due 08/25/2034		394	390
5.003% due 02/25/2035		14	14
5.283% due 07/25/2035		259	261
5.750% due 01/25/2036		58	54

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Leek Finance Ltd.
0.907% due 12/21/2037	GBP	707	$1,170
Merrill Lynch Floating Trust
0.766% due 07/09/2021		$3,349	3,304
Merrill Lynch Mortgage Investors, Inc.
5.236% due 09/25/2035		530	497
Morgan Stanley Capital Trust
5.610% due 04/15/2049		179	189
Structured Adjustable Rate Mortgage Loan Trust
2.771% due 04/25/2035		522	463
Structured Asset Securities Corp.
2.843% due 10/28/2035		619	560
Titan Europe PLC
1.055% due 10/23/2016	GBP	1,423	2,201
WaMu Mortgage Pass-Through Certificates
0.878% due 01/25/2047		$52	43
2.594% due 10/25/2046		93	83
2.616% due 09/25/2046		100	86
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036		982	895
5.403% due 12/25/2036		1,030	1,019

Total Mortgage-Backed Securities (Cost $21,954)			21,926

ASSET-BACKED SECURITIES 2.9%
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		8	8
Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		2	2
0.377% due 08/25/2036		1,795	1,152
0.417% due 12/25/2036		600	429
Citibank Omni Master Trust
2.971% due 08/15/2018		1,700	1,780
Citigroup Mortgage Loan Trust, Inc.
0.277% due 07/25/2045		60	47
0.327% due 08/25/2036		8	8
Countrywide Asset-Backed Certificates
0.397% due 09/25/2036		96	91
Credit-Based Asset Servicing and Securitization LLC
0.337% due 07/25/2037		16	11
Duane Street CLO Ltd.
0.689% due 11/08/2017		1,982	1,964
Globaldrive BV
2.469% due 08/20/2017	EUR	849	1,104
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		$361	353
1.159% due 11/20/2036		751	739
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		18	17
Lafayette CLO Ltd.
1.635% due 09/06/2022		1,200	1,200
Morgan Stanley ABS Capital
0.267% due 07/25/2036		8	2
Octagon Investment Partners Ltd.
0.778% due 12/02/2016		716	711
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	1,128	1,399
3.471% due 05/16/2044		$422	445
3.500% due 08/17/2043		446	434
Soundview Home Loan Trust
0.277% due 11/25/2036		11	4
South Texas Higher Education Authority, Inc.
0.860% due 10/01/2020		1,351	1,350

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venture CDO Ltd.
0.673% due 07/22/2021		$400	$380

Total Asset-Backed Securities (Cost $13,635)			13,630

SOVEREIGN ISSUES 7.1%
Canada Housing Trust
3.800% due 06/15/2021	CAD	100	116
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	100	129
2.250% due 11/01/2013		1,000	1,290
2.500% due 03/01/2015		600	767
3.000% due 04/01/2014		100	130
3.500% due 06/01/2014		200	262
3.750% due 08/01/2015		200	263
3.750% due 04/15/2016		700	918
4.250% due 08/01/2014		100	133
4.500% due 07/15/2015		100	134
4.750% due 05/01/2017		400	533
4.750% due 06/01/2017		400	531
5.250% due 08/01/2017		100	136
6.000% due 11/15/2014		100	138
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		900	1,136
0.000% due 09/30/2014		5,600	6,832
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	325
Mexico Government International Bond
6.250% due 06/16/2016	MXN	10,200	831
6.500% due 06/10/2021		22,000	1,870
6.500% due 06/09/2022		3,000	255
10.000% due 12/05/2024		8,200	898
Province of British Columbia
4.300% due 06/18/2042	CAD	100	122
Province of Ontario
0.950% due 05/26/2015		$3,100	3,139
3.150% due 06/02/2022	CAD	500	529
4.000% due 06/02/2021		900	1,021
4.200% due 06/02/2020		100	115
4.300% due 03/08/2017		100	113
Province of Quebec
2.750% due 08/25/2021		$2,400	2,518
3.500% due 12/01/2022	CAD	6,100	6,558
4.250% due 12/01/2021		100	114
4.500% due 12/01/2018		300	346
4.500% due 12/01/2020		100	116
Spain Government International Bond
4.400% due 01/31/2015	EUR	300	393

Total Sovereign Issues (Cost $31,715)			32,711

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 10/29/2012 (d)		2	15

Total Preferred Securities (Cost $21)			15

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.9%

CERTIFICATES OF DEPOSIT 3.1%
Banco Bradesco S.A.
2.292% due 01/24/2013		$300	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local
1.650% due 09/12/2013		$7,900	$7,896
1.700% due 09/06/2013		4,700	4,700
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		900	899
1.000% due 11/06/2012		400	399

			14,195

COMMERCIAL PAPER 0.6%
Ford Motor Credit Co.
1.050% due 10/22/2012		1,400	1,399
Santander Commercial Paper S.A
2.200% due 04/02/2013		300	297
3.100% due 10/01/2013		1,300	1,259

			2,955

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.220% due 10/01/2012		900	900

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $920. Repurchase proceeds are $900.)

ITALY TREASURY BILLS 1.6%
2.354% due 02/28/2013 - 08/14/2013 (b)	EUR	5,800	7,347

JAPAN TREASURY BILLS 6.3%
0.099% due 10/09/2012 - 11/26/2012 (b)	JPY	2,270,000	29,085

MEXICO TREASURY BILLS 0.5%
4.343% due 11/22/2012 (b)	MXN	30,900	2,386

SPAIN TREASURY BILLS 3.3%
1.706% due 03/15/2013 - 09/20/2013 (b)	EUR	11,900	15,119

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 12.3%
PIMCO Short-Term Floating NAV Portfolio		3,422,046	34,299
PIMCO Short-Term Floating NAV Portfolio III		2,270,995	22,717

			57,016

Total Short-Term Instruments (Cost $128,377)			129,003

PURCHASED OPTIONS (l) 0.0%
(Cost $6)			0

Total Investments 130.0% (Cost $584,282)			$601,353

Written Options (m) (0.0%) (Premiums $291)			(173)

Other Assets and Liabilities (Net) (30.0%)			(138,466)

Net Assets 100.0%			$462,714

114	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,332 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $20,132 and cash of $16 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	6	$2
90-Day Eurodollar December Futures	Long	12/2014	52	4
90-Day Eurodollar June Futures	Long	06/2015	229	107
90-Day Eurodollar March Futures	Long	03/2015	60	40
90-Day Eurodollar September Futures	Long	09/2015	8	12
Euro-Bund 10-Year Bond December Futures	Short	12/2012	4	(8)
Russell 2000 Mini Index December Futures	Long	12/2012	3,151	(6,306)

				$(6,149)

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,498 and cash of $22 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$68,300	$(318)	$5

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	11,500	$(447)	$(660)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	2,300	23	32

						$(424)	$(628)

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	FBF	5.000%	09/20/2014	1.992%	$	300	$18	$17	$1
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.139%		1,900	(12)	(39)	27
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		1,200	7	(2)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		1,800	12	(5)	17
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		1,000	10	(10)	20
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.837%		1,800	11	(3)	14
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		500	4	(7)	11
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		1,300	8	(2)	10
France Government Bond	BOA	0.250%	03/20/2016	0.688%		2,900	(44)	(88)	44
France Government Bond	GST	0.250%	03/20/2016	0.688%		3,900	(58)	(241)	183
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5
France Government Bond	RYL	0.250%	12/20/2015	0.597%		700	(8)	(14)	6
France Government Bond	UAG	0.250%	12/20/2015	0.597%		2,900	(32)	(157)	125
France Government Bond	UAG	0.250%	09/20/2016	0.835%		100	(2)	(4)	2
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%		2,200	(4)	(23)	19
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.412%		1,700	92	0	92
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		300	15	0	15
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.412%		900	51	0	51
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.412%		900	49	0	49

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	BOA	1.000%	06/20/2016	0.989%	$	800	$0	$(15)	$15
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.036%		300	(24)	(22)	(2)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		600	0	(10)	10
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%		100	0	(2)	2
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.036%		100	(8)	(7)	(1)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		200	(16)	(14)	(2)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		200	1	(3)	4
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.989%		100	0	(2)	2
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%		600	(46)	(41)	(5)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		300	(24)	(21)	(3)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		300	5	4	1
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		1,300	17	(9)	26
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		300	4	(2)	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		700	12	6	6
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		500	6	(4)	10
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		1,200	(2)	(22)	20
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		400	(1)	(10)	9
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		1,000	(50)	(57)	7
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%		400	(10)	(17)	7
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%		3,100	31	0	31
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		600	7	(4)	11
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		2,000	20	5	15
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		800	9	(6)	15
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		1,000	11	(6)	17
Morgan Stanley	DUB	1.000%	06/20/2013	0.919%		1,800	1	(55)	56
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.635%		700	(17)	(14)	(3)
Republic of Germany	CBK	0.250%	12/20/2016	0.376%		200	(1)	(8)	7
Republic of Germany	GST	0.250%	12/20/2016	0.376%		400	(2)	(16)	14
Republic of Germany	JPM	0.250%	09/20/2017	0.503%		3,900	(48)	(138)	90
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		1,300	(3)	(44)	41
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		1,300	34	15	19
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.364%		2,300	62	9	53
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2016	0.364%		1,500	40	4	36
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		400	9	2	7
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		200	5	3	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		500	11	3	8
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		400	11	7	4

							$165	$(1,083)	$1,248

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	4,200	$278	$273	$5
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017		600	40	39	1

							$318	$312	$6

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	5,400	$475	$508	$(33)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		1,000	88	131	(43)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		500	43	62	(19)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		96	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		193	3	0	3

						$609	$701	$(92)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

116	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,100	$1	$0	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		9,000	8	(5)	13
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		2,000	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		1,000	1	0	1
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		4,000	4	(2)	6
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		2,000	3	0	3

							$22	$(9)	$31

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	51,446	3-Month USD-LIBOR less a specified spread	$	186,910	10/15/2012	JPM	$10,329

(j)	Purchased options outstanding on September 30, 2012:

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 01/01/2043	JPM	$	97.000	01/07/2013	$	6,000	$1	$0
Put - OTC Fannie Mae 4.000% due 01/01/2043	BRC		99.125	01/07/2013		10,000	1	0
Put - OTC Fannie Mae 4.000% due 11/01/2042	BRC		99.813	11/07/2012		37,000	4	0

							$6	$0

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,600	$15	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		3,300	12	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		500	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,800	34	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		3,700	10	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		2,600	5	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		2,600	13	(6)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		900	3	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		900	3	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		1,000	4	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		1,000	4	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		700	7	(18)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	14	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,000	3	(4)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,000	3	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		2,700	4	(7)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,700	8	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		2,000	7	(13)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		2,000	7	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		5,200	29	(13)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,000	9	(25)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,000	19	(1)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,000	8	(20)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,000	6	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		3,000	6	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$	1,400	$4	$(6)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,400	4	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	700	3	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		700	4	(4)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		200	1	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		200	1	(1)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	1,300	1	(4)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,300	5	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		1,900	3	(6)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		1,900	5	(2)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		800	1	(2)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		800	3	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,000	4	(6)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,000	4	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,900	3	(5)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,900	6	0

								$287	$(172)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$300	$4	$(1)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2012	0	$107,600	EUR 0	$1,040
Sales	72	57,100	1,800	192
Closing Buys	(72)	(91,900)	0	(941)
Expirations	0	0	0	0
Exercised	0	0	0	0

Balance at 09/30/2012	0	$72,800	EUR 1,800	$291

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$4,000	$4,361	$(4,360)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	20	$	10	UAG	$0	$0	$0
10/2012	EUR	5,196		6,513	BRC	0	(165)	(165)
10/2012		89		112	CBK	0	(2)	(2)
10/2012		1,674		2,054	DUB	0	(97)	(97)
10/2012		189		238	HUS	0	(5)	(5)
10/2012		11,953		15,311	JPM	4	(55)	(51)
10/2012		15,906		19,839	RYL	6	(609)	(603)
10/2012		2,631		3,370	UAG	0	(11)	(11)
10/2012	GBP	49		77	DUB	0	(2)	(2)
10/2012		2,112		3,340	GLM	0	(70)	(70)
10/2012		97		157	JPM	0	0	0
10/2012	JPY	1,240,000		15,598	FBF	0	(292)	(292)
10/2012	SGD	4		3	RYL	0	0	0
10/2012		$10	BRL	20	UAG	0	0	0
10/2012		846	EUR	678	BPS	25	0	25
10/2012		354		291	BRC	20	0	20
10/2012		280		217	JPM	0	(1)	(1)
10/2012		3,656	GBP	2,258	HUS	0	(10)	(10)
11/2012	GBP	2,258	$	3,656	HUS	10	0	10
11/2012	JPY	380,000		4,843	BOA	0	(29)	(29)
11/2012		650,000		8,278	UAG	0	(55)	(55)

118	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	CAD	3,756	$	3,850	DUB	$36	$0	$36
12/2012		5,132		5,279	RYL	68	0	68
12/2012	JPY	149,321		1,905	BRC	0	(9)	(9)
12/2012	MXN	51,039		3,769	HUS	0	(172)	(172)
12/2012		413		30	UAG	0	(2)	(2)
12/2012	$	900	BRL	1,841	BRC	1	0	1
12/2012		300		616	HUS	1	0	1
12/2012		610		1,247	UAG	1	0	1
12/2012		13	MXN	178	FBF	0	0	0
12/2012		93		1,263	UAG	4	0	4
01/2013	EUR	200	$	248	DUB	0	(9)	(9)
01/2013		1,100		1,351	UAG	1	(65)	(64)
02/2013	CNY	14,594		2,315	BRC	18	0	18
02/2013	EUR	500		641	BPS	0	(3)	(3)
02/2013	$	2,291	CNY	14,594	JPM	6	0	6
08/2013	EUR	100	$	126	BPS	0	(3)	(3)
09/2013		100		126	BOA	0	(3)	(3)
09/2013		1,000		1,262	UAG	0	(27)	(27)
04/2014		100		127	CBK	0	(3)	(3)
06/2014		200		254	FBF	1	(6)	(5)
08/2014		100		127	BPS	0	(3)	(3)

						$202	$(1,708)	$(1,506)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$68,939	$201	$69,140
Industrials	0	12,763	84	12,847
Utilities	0	3,328	0	3,328
Municipal Bonds & Notes
California	0	8,295	0	8,295
Colorado	0	5,055	0	5,055
Connecticut	0	1,622	0	1,622
Illinois	0	2,307	0	2,307
Nevada	0	143	0	143
New Jersey	0	2,129	0	2,129
New York	0	2,618	0	2,618
Ohio	0	88	0	88
Texas	0	2,682	0	2,682
Virginia	0	1,229	0	1,229
U.S. Government Agencies	0	216,457	0	216,457
U.S. Treasury Obligations	0	76,128	0	76,128
Mortgage-Backed Securities	0	21,926	0	21,926
Asset-Backed Securities	0	12,430	1,200	13,630
Sovereign Issues	0	32,711	0	32,711
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	14,195	0	14,195
Commercial Paper	1,556	1,399	0	2,955
Repurchase Agreements	0	900	0	900

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Italy Treasury Bills	$0	$7,347	$0	$7,347
Japan Treasury Bills	0	29,085	0	29,085
Mexico Treasury Bills	0	2,386	0	2,386
Spain Treasury Bills	0	15,119	0	15,119
PIMCO Short-Term Floating NAV Portfolios	57,016	0	0	57,016
	$58,572	$541,281	$1,500	$601,353

Short Sales, at value	$0	$(4,360)	$0	$(4,360)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,278	0	1,278
Equity Contracts	0	10,329	0	10,329
Foreign Exchange Contracts	0	202	0	202
Interest Rate Contracts	165	63	0	228
	$165	$11,872	$0	$12,037

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(111)	0	(111)
Equity Contracts	(6,306)	0	0	(6,306)
Foreign Exchange Contracts	0	(1,708)	0	(1,708)
Interest Rate Contracts	(8)	(832)	(1)	(841)
	$(6,314)	$(2,651)	$(1)	$(8,966)

Totals	$52,423	$546,142	$1,499	$600,064

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	119

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$198	$0	$0	$0	$0	$3	$0	$0	$201	$3
Industrials	88	0	(4)	0	0	0	0	0	84	1
U.S. Government Agencies	4,256	(4,257)	0	0	0	1	0	0	0	0
Asset-Backed Securities	0	1,200	0	0	0	0	0	0	1,200	0
Preferred Securities
Banking & Finance	15	0	0	0	0	0	0	0	15	0

	$4,557	$(3,057)	$(4)	$0	$0	$4	$0	$0	$1,500	$4

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(1)	$0	$0	$0	$0	$0	$0	$0	$(1)	$0
Totals	$4,556	$(3,057)	$(4)	$0	$0	$4	$0	$0	$1,499	$4

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$201	Benchmark Pricing	Base Price	100.63
Industrials	84	Third Party Vendor	Broker Quote	115.25
Asset-Backed Securities	1,200	Benchmark Pricing	Base Price	99.99
Preferred Securities
Banking & Finance	15	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(1)	Indicative Market Quotations	Broker Quote	0.15

Total	$1,499

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$15	$0	$0	$56	$71
Unrealized appreciation on foreign currency contracts	0	0	0	202	0	202
Unrealized appreciation on OTC swap agreements	0	1,273	10,329	0	31	11,633

	$0	$1,288	$10,329	$202	$87	$11,906

120	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$173	$173
Variation margin payable on financial derivative instruments (2)	0	0	1,954	0	0	1,954
Unrealized depreciation on foreign currency contracts	0	0	0	1,708	0	1,708
Unrealized depreciation on OTC swap agreements	0	111	0	0	0	111

	$0	$111	$1,954	$1,708	$173	$3,946

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(34)	$(34)
Net realized gain on futures contracts	0	0	15,981	0	176	16,157
Net realized gain on written options	0	0	0	0	941	941
Net realized gain on swaps	0	75	7,414	0	990	8,479
Net realized gain on foreign currency transactions	0	0	0	1,053	0	1,053

	$0	$75	$23,395	$1,053	$2,073	$26,596

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$3	$3
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	(8,788)	0	318	(8,470)
Net change in unrealized (depreciation) on written options	0	0	0	0	(593)	(593)
Net change in unrealized appreciation (depreciation) on swaps	0	627	(4,006)	0	(2,094)	(5,473)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(830)	0	(830)

	$0	$627	$(12,794)	$(830)	$(2,366)	$(15,363)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(6,149) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(623) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(110)	$58	$(52)
BPS	16	0	16
BRC	734	(760)	(26)
CBK	212	(310)	(98)
DUB	32	0	32
FBF	(291)	356	65
GLM	(90)	0	(90)
GST	(29)	0	(29)
HUS	(118)	0	(118)
JPM	10,213	(11,550)	(1,337)
MYC	(29)	(100)	(129)
RYL	(564)	682	118
SOG	11	0	11
UAG	(222)	235	13

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	121

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.1%
Bausch & Lomb, Inc.
5.250% due 05/17/2019		$598	$606
Charter Communications, Inc.
4.000% due 05/15/2019		1,194	1,202
Colfax Corp.
4.500% due 01/13/2019		993	1,000
Health Management Associates, Inc.
4.500% due 11/18/2018		1,290	1,302
Hologic, Inc.
4.500% due 08/01/2019		1,000	1,013
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		993	1,003
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,006
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,300	2,256

Total Bank Loan Obligations (Cost $9,083)			9,388

CORPORATE BONDS & NOTES 15.6%

BANKING & FINANCE 9.1%
Ally Financial, Inc.
8.300% due 02/12/2015		100	111
American International Group, Inc.
5.850% due 01/16/2018		200	233
Banco Santander Chile
2.055% due 01/19/2016		100	97
Bank of America Corp.
5.650% due 05/01/2018		2,100	2,398
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,249
CIT Group, Inc.
4.250% due 08/15/2017		1,100	1,147
Dexia Credit Local S.A.
1.160% due 09/18/2013	EUR	400	518
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,046
Eksportfinans ASA
1.430% due 02/12/2013		600	593
1.600% due 03/20/2014	JPY	16,000	202
1.875% due 04/02/2013		$200	199
2.375% due 05/25/2016		700	648
3.000% due 11/17/2014		2,100	2,064
Export-Import Bank of Korea
2.176% due 03/21/2015		1,600	1,597
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,021
8.700% due 10/01/2014		500	569
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,726
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	323
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,111
HSBC Holdings PLC
4.875% due 01/14/2022		800	918
ING Bank NV
2.000% due 09/25/2015		1,300	1,303
International Lease Finance Corp.
7.125% due 09/01/2018		500	585
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,323
LBG Capital PLC
9.125% due 07/15/2020	GBP	1,300	2,124
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$100	112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Life Global Funding
3.875% due 04/11/2022		$1,100	$1,202
Morgan Stanley
5.500% due 01/26/2020		3,400	3,707
Prudential Covered Trust
2.997% due 09/30/2015		1,200	1,248
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	800	1,050
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,000	1,108
SLM Corp.
0.751% due 01/27/2014		300	291
5.000% due 04/15/2015		200	212
5.375% due 05/15/2014		500	529
8.450% due 06/15/2018		1,200	1,412
Standard Chartered PLC
3.200% due 05/12/2016		100	104
3.850% due 04/27/2015		900	950
UBS AG
7.625% due 08/17/2022		700	733
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,864

			40,627

INDUSTRIALS 5.8%
Altria Group, Inc.
9.250% due 08/06/2019		540	768
American Tower Corp.
4.500% due 01/15/2018		700	774
5.050% due 09/01/2020		200	224
7.000% due 10/15/2017		700	834
Anadarko Petroleum Corp.
8.700% due 03/15/2019		1,500	2,015
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,675
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,905
Cellco Partnership
8.500% due 11/15/2018		1,400	1,964
Cemex Finance LLC
9.500% due 12/14/2016		500	519
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		400	409
Dow Chemical Co.
8.550% due 05/15/2019		100	134
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	221
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,996
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	305
2.250% due 06/05/2017		100	103
MGM Resorts International
6.750% due 04/01/2013		2,200	2,258
11.125% due 11/15/2017		100	111
NBCUniversal Media LLC
5.150% due 04/30/2020		2,400	2,849
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,010
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		150	157
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	169
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,898

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stonemor Operating LLC
10.250% due 12/01/2017		$1,300	$1,306
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,105

			25,709

UTILITIES 0.7%
AES Corp.
7.750% due 03/01/2014		1,000	1,080
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,035
Verizon Communications, Inc.
6.100% due 04/15/2018		$800	1,001

			3,116

Total Corporate Bonds & Notes (Cost $65,188)			69,452

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	179

ILLINOIS 0.1%
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		200	207

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	337

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	112

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,334
6.814% due 11/15/2040		200	271
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		900	1,150
6.271% due 12/01/2037		100	133
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	272
6.124% due 06/15/2042		100	116
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,150	1,342
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		800	919
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026		1,310	1,604
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	186

			7,327

122	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	$700	$989
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	341

		1,330

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	116

Total Municipal Bonds & Notes (Cost $9,067)		9,608

U.S. GOVERNMENT AGENCIES 26.3%
Fannie Mae
0.587% due 05/25/2037	207	208
0.767% due 09/25/2041	801	807
0.887% due 03/25/2038	1,731	1,753
0.917% due 07/25/2036	6	6
2.900% due 06/01/2020	1,295	1,399
3.000% due 11/01/2042	2,000	2,106
3.500% due 10/01/2013 - 11/01/2042	16,891	17,982
4.000% due 01/01/2015 - 11/01/2042	18,113	19,482
4.500% due 12/01/2033 - 11/01/2042	21,588	23,414
5.000% due 06/01/2035 - 11/01/2042	17,630	19,239
5.500% due 12/01/2036 - 11/01/2042	12,567	13,774
5.834% due 03/25/2037 (a)	1,011	150
5.934% due 11/25/2039 (a)	801	120
6.000% due 05/01/2024	1,417	1,561
6.164% due 03/25/2037 (a)	1,673	251
6.284% due 02/25/2037 (a)	4,877	769
6.984% due 02/25/2037 (a)	735	123
9.612% due 11/25/2040	153	160
Freddie Mac
0.741% due 12/15/2041	2,027	2,041
0.771% due 01/15/2042	2,199	2,219
1.000% due 03/08/2017	2,200	2,231
1.250% due 08/01/2019	2,500	2,511
1.331% due 07/15/2042	168	167
5.000% due 04/15/2041	400	480
5.500% due 03/15/2034	717	813
6.349% due 09/15/2036 (a)	1,008	185
6.691% due 04/15/2042	332	336
10.419% due 02/15/2040	332	366
11.428% due 09/15/2041	75	80
12.538% due 02/15/2041	68	72
12.688% due 04/15/2041	14	14
Ginnie Mae
3.000% due 10/01/2042	2,000	2,142

Total U.S. Government Agencies (Cost $116,055)		116,961

U.S. TREASURY OBLIGATIONS 50.5%
U.S. Treasury Bonds
3.750% due 08/15/2041 (g)(h)(i)	3,900	4,670
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	7,693	8,400
0.125% due 07/15/2022	1,793	1,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
0.125% due 08/31/2013	$14,700	$14,695
0.500% due 08/15/2014 (g)(i)	36,800	36,985
0.625% due 08/31/2017	2,200	2,202
0.625% due 09/30/2017 (b)	10,500	10,502
0.750% due 06/30/2017	24,600	24,796
0.875% due 12/31/2016	4,300	4,368
0.875% due 01/31/2017	10,300	10,462
1.000% due 08/31/2019	42,300	42,227
1.625% due 08/15/2022	42,000	41,974
1.750% due 05/15/2022	20,800	21,104

Total U.S. Treasury Obligations (Cost $222,412)		224,347

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
2.709% due 02/25/2045	729	710
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	900	1,045
Banc of America Funding Corp.
5.500% due 08/25/2035	48	49
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	4,073	4,078
Banc of America Mortgage Trust
2.939% due 01/25/2035	256	248
2.965% due 02/25/2034	184	185
3.120% due 05/25/2033	469	471
5.394% due 06/25/2035	188	187
Banc of America Re-REMIC Trust
5.830% due 02/24/2051	200	230
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036	158	151
5.141% due 08/25/2035	374	378
Chase Mortgage Finance Corp.
6.000% due 11/25/2036^	448	379
Chaseflex Trust
0.517% due 07/25/2037	962	755
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	150	171
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	771	749
2.570% due 10/25/2035	115	106
5.320% due 08/25/2035	159	160
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029	200	211
Countrywide Alternative Loan Trust
0.407% due 08/25/2046	1,075	622
0.519% due 11/20/2035	163	105
1.548% due 08/25/2035	89	63
1.628% due 01/25/2036	308	249
Countrywide Home Loan Mortgage Pass-Through Trust
0.547% due 02/25/2035	114	89
2.915% due 10/20/2034	219	191
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	195	203
5.000% due 11/25/2034	12	12
Credit Suisse Mortgage Capital Certificates
5.759% due 04/12/2049	115	120
Credit Suisse Mortgage Capital Trust
5.750% due 03/25/2037	460	446
DBRR Trust
0.946% due 09/25/2045	1,800	1,800
Deutsche ALT-A Securities, Inc.
0.717% due 02/25/2035	1,518	1,231
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031	252	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
G-Force LLC
5.158% due 12/25/2039		$175	$175
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	71	90
GS Mortgage Securities Corp.
5.162% due 12/10/2043		$1,200	1,459
GSR Mortgage Loan Trust
2.623% due 11/25/2035		377	370
2.641% due 09/25/2035		900	819
2.763% due 12/25/2034		205	209
5.138% due 11/25/2035		141	141
5.250% due 07/25/2035		361	357
5.500% due 01/25/2037		1,134	1,173
JPMorgan Chase Commercial Mortgage Securities Corp.
2.121% due 11/15/2028		1,395	1,410
JPMorgan Mortgage Trust
2.915% due 07/25/2035		1,740	1,710
LB-UBS Commercial Mortgage Trust
6.325% due 04/15/2041		1,400	1,708
Luminent Mortgage Trust
0.457% due 04/25/2036		683	373
MASTR Asset Securitization Trust
6.000% due 10/25/2036		221	220
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035		89	87
Merrill Lynch Mortgage Investors, Inc.
2.225% due 02/25/2033		612	621
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	294
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		77	70
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		858	788
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	253
5.420% due 01/16/2049		150	174
5.467% due 09/16/2039		600	687
5.695% due 09/16/2040		150	172
6.076% due 06/16/2049		200	236
6.122% due 02/16/2051		300	356
Sequoia Mortgage Trust
0.914% due 05/20/2034		430	390
Structured Adjustable Rate Mortgage Loan Trust
0.517% due 08/25/2036		1,376	920
Structured Asset Mortgage Investments, Inc.
0.447% due 02/25/2036		1,515	917
Structured Asset Securities Corp.
0.717% due 12/25/2033		55	54
2.755% due 02/25/2034		1,543	1,549
5.000% due 05/25/2035		668	676
Thornburg Mortgage Securities Trust
1.467% due 06/25/2047		358	313
5.750% due 06/25/2047		1,041	962
Wachovia Bank Commercial Mortgage Trust
5.939% due 06/15/2049		500	579
WaMu Mortgage Pass-Through Certificates
0.497% due 11/25/2045		105	90
2.484% due 08/25/2035		139	140
2.594% due 08/25/2046		580	507
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		961	960
5.349% due 11/25/2036		271	235

Total Mortgage-Backed Securities (Cost $33,938)			37,894

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	123

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.0%
Bear Stearns Asset-Backed Securities Trust
0.707% due 07/25/2035		$1,041	$978
Carrington Mortgage Loan Trust
0.317% due 06/25/2037		178	170
Citibank Omni Master Trust
4.900% due 11/15/2018		250	273
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		340	356
EFS Volunteer LLC
0.817% due 10/25/2021		666	664
EMC Mortgage Loan Trust
0.667% due 05/25/2043		431	359
HSI Asset Securitization Corp. Trust
0.397% due 04/25/2037		1,500	665
Hyde Park CDO BV
1.187% due 06/14/2022	EUR	1,195	1,489
IXIS Real Estate Capital Trust
0.557% due 02/25/2036		$188	175
JPMorgan Mortgage Acquisition Corp.
0.407% due 05/25/2035		343	316
Morgan Stanley ABS Capital
0.467% due 03/25/2037		1,991	896
Morgan Stanley Dean Witter Capital
1.197% due 02/25/2033		753	676
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018		276	276
SLM Student Loan Trust
0.522% due 06/17/2024	EUR	985	1,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
South Carolina Student Loan Corp.
0.901% due 01/25/2021		$256	$256

Total Asset-Backed Securities (Cost $8,287)			8,750

SOVEREIGN ISSUES 4.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	800	1,033
3.500% due 06/01/2014		400	524
4.250% due 07/01/2014		900	1,195
6.000% due 11/15/2014		2,000	2,762
Kommunalbanken A/S
0.744% due 03/27/2017		$2,300	2,301
Russia Government International Bond
4.500% due 04/04/2022		1,800	2,014
5.625% due 04/04/2042		1,000	1,203
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	3,414	7,024

Total Sovereign Issues (Cost $17,604)			18,056

SHORT-TERM INSTRUMENTS 7.1%

CERTIFICATES OF DEPOSIT 0.8%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		$300	299
Dexia Credit Local
1.400% due 09/20/2013		500	498
1.650% due 09/12/2013		900	900
1.700% due 09/06/2013		1,600	1,600

			3,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$494	$494

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $510. Repurchase proceeds are $494.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 6.2%
PIMCO Short-Term Floating NAV Portfolio	5,651	57
PIMCO Short-Term Floating NAV Portfolio III	2,763,692	27,645

		27,702

Total Short-Term Instruments (Cost $31,499)		31,493

PURCHASED OPTIONS (k) 0.2%
(Cost $768)		839

Total Investments 118.6% (Cost $513,901)		$526,788

Written Options (l) (0.4%) (Premiums $1,599)		(1,688)

Other Assets and Liabilities (Net) (18.2%)		(81,023)

Net Assets 100.0%		$444,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $6,234 at a weighted average interest rate of 0.059%.
(g)	Securities with an aggregate market value of $1,527 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $356 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2015	91	$20
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	100	(47)

				$(27)

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $606 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	13,100	$95	$106
Pay	3-Month CAD Bank Bill	2.250%	12/15/2016		9,200	91	56
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	200	(3)	(2)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		100	(4)	(2)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		17,000	26	(87)
Pay	3-Month USD-LIBOR	2.550%	07/13/2042		3,200	(23)	(54)

						$182	$17

124	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Republic of Korea	FBF	1.000%	12/20/2012	0.201%	$	100	$1	$0	$1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%		100	1	(1)	2

							$2	$(1)	$3

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	2,600	$172	$245	$(73)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,300	86	127	(41)

							$258	$372	$(114)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$	3,800	$(65)	$(147)	$82
MCDX-17 5-Year Index	GST	1.000%	12/20/2016		2,200	(38)	(78)	40

						$(103)	$(225)	$122

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	GLM	$	8,900	$12	$92	$(80)

Variance Swaps
Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$	1,200	$22	$0	$22
Pay	S&P 500 Index	0.075	12/20/2013	BRC		2,010	41	0	41
Pay	S&P 500 Index	0.076	12/20/2013	BRC		2,909	63	0	63

							$126	$0	$126

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,600	$133	$120
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,500	199	187

								$332	$307

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	125

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund (Cont.)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	CBK	$	1.275	10/31/2012	EUR	8,200	$80	$158

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC Fannie Mae 3.000% due 11/01/2042	BOA	$	103.734	11/07/2012	$	4,100	$34	$70
Call - OTC Fannie Mae 3.000% due 11/01/2042	GSC		103.734	11/07/2012		12,100	102	208
Put - OTC Fannie Mae 3.000% due 11/01/2042	GSC		103.734	11/07/2012		12,100	102	15
Put - OTC Fannie Mae 3.000% due 11/01/2042	BOA		103.734	11/07/2012		4,100	34	5

							$272	$298

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	$	800	$68	$61
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		200	16	15

						$84	$76

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$	22,000	$229	$(559)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		22,000	394	(29)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		2,600	31	(103)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		2,600	49	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	126	(115)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		8,400	97	(331)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		8,400	163	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		1,600	22	(63)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		1,600	27	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		10,500	199	(180)

								$1,337	$(1,387)

Options on Securities
Description	Counterparty		Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	BOA	$	105.906	11/07/2012	$	5,800	$32	$(70)
Call - OTC Fannie Mae 3.500% due 11/01/2042	GSC		105.906	11/07/2012		17,300	99	(209)
Put - OTC Fannie Mae 3.500% due 11/01/2042	GSC		105.906	11/07/2012		17,300	99	(17)
Put - OTC Fannie Mae 3.500% due 11/01/2042	BOA		105.906	11/07/2012		5,800	32	(5)

							$262	$(301)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$69,200	$1,011
Sales	63,400	588
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$132,600	$1,599

126	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	10/01/2027	$1,000	$1,042	$(1,051)
Fannie Mae	3.000%	10/01/2042	2,000	2,082	(2,111)
Fannie Mae	4.000%	10/01/2027	2,000	2,137	(2,140)

				$5,261	$(5,302)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	7,290	$	7,520	BOA	$0	$(37)	$(37)
10/2012	CNY	95,473		15,056	HUS	0	(114)	(114)
10/2012	EUR	9,042		11,175	BRC	19	(465)	(446)
10/2012		129		170	CBK	4	0	4
10/2012		59		73	DUB	0	(3)	(3)
10/2012		124		152	FBF	0	(7)	(7)
10/2012		3,400		4,279	HUS	0	(91)	(91)
10/2012		983		1,257	JPM	0	(6)	(6)
10/2012		1,148		1,411	MSC	0	(65)	(65)
10/2012		408		529	RYL	4	0	4
10/2012		5,475		6,764	UAG	0	(273)	(273)
10/2012	$	973	CNY	6,200	CBK	12	0	12
10/2012		5,650		35,798	HUS	38	0	38
10/2012		8,400		53,474	JPM	97	0	97
10/2012		3,243	EUR	2,643	DUB	154	0	154
10/2012		4,222		3,408	MSC	158	0	158
12/2012	GBP	3,625	$	5,849	BPS	0	(3)	(3)
12/2012		1,330		2,153	JPM	6	0	6
12/2012		751		1,213	RYL	1	0	1
12/2012	JPY	181,810		2,320	BRC	0	(11)	(11)
12/2012	$	2,300	BRL	4,700	HUS	1	0	1
12/2012		4,500		9,221	UAG	14	0	14
12/2012		1,001	CAD	977	DUB	0	(9)	(9)
02/2013		15,011	CNY	95,473	HUS	10	0	10
02/2013		495		3,156	JPM	1	0	1

						$519	$(1,084)	$(565)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$9,388	$0	$9,388
Corporate Bonds & Notes
Banking & Finance	0	40,627	0	40,627
Industrials	0	25,709	0	25,709
Utilities	0	3,116	0	3,116
Municipal Bonds & Notes
California	0	179	0	179
Illinois	0	207	0	207
Louisiana	0	337	0	337
Massachusetts	0	112	0	112
New York	0	7,327	0	7,327
Ohio	0	1,330	0	1,330
Pennsylvania	0	116	0	116
U.S. Government Agencies	0	116,961	0	116,961
U.S. Treasury Obligations	0	224,347	0	224,347
Mortgage-Backed Securities	0	34,901	2,993	37,894
Asset-Backed Securities	0	8,750	0	8,750
Sovereign Issues	0	18,056	0	18,056
Short-Term Instruments
Certificates of Deposit	0	3,297	0	3,297
Repurchase Agreements	0	494	0	494
PIMCO Short-Term Floating NAV Portfolios	27,702	0	0	27,702

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Foreign Exchange Contracts	$0	$158	$0	$158
Interest Rate Contracts	0	605	76	681
	$27,702	$496,017	$3,069	$526,788

Short Sales, at value	$0	$(5,302)	$0	$(5,302)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	125	0	125
Equity Contracts	0	126	0	126
Foreign Exchange Contracts	0	519	0	519
Interest Rate Contracts	20	162	0	182
	$20	$932	$0	$952

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(114)	0	(114)
Foreign Exchange Contracts	0	(1,084)	0	(1,084)
Interest Rate Contracts	(47)	(1,913)	0	(1,960)
	$(47)	$(3,111)	$0	$(3,158)

Totals	$27,675	$488,536	$3,069	$519,280

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	127

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,599	$0	$0	$0	$0	$(2)	$0	$(1,597)	$0	$0
U.S. Government Agencies	395	(395)	0	0	0	0	0	0	0	0
Mortgage-Backed Securities	363	1,800	(192)	0	7	(3)	1,018	0	2,993	2
Purchased Options
Interest Rate Contracts	0	85	0	0	0	(9)	0	0	76	(9)

Totals	$2,357	$1,490	$(192)	$0	$7	$(14)	$1,018	$(1,597)	$3,069	$(7)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Mortgage-Backed Securities	$2,030	Benchmark Pricing	Base Price	99.98-114.75
	963	Third Party Vendor	Broker Quote	91.80-100.00
Purchased Options
Interest Rate Contracts	76	Indicative Market Quotations	Broker Quote	7.60

Total	$3,069

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$158	$681	$839
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	3	3
Unrealized appreciation on foreign currency contracts	0	0	0	519	0	519
Unrealized appreciation on OTC swap agreements	0	125	126	0	0	251

	$0	$125	$126	$677	$684	$1,612

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,688	$1,688
Variation margin payable on financial derivative instruments (2)	0	0	0	0	55	55
Unrealized depreciation on foreign currency contracts	0	0	0	1,084	0	1,084
Unrealized depreciation on OTC swap agreements	0	114	0	0	80	194

	$0	$114	$0	$1,084	$1,823	$3,021

128	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(1)	$28	$27
Net realized (loss) on futures contracts	0	0	0	0	(128)	(128)
Net realized gain on swaps	0	38	18,941	0	855	19,834
Net realized (loss) on foreign currency transactions	0	0	0	(201)	0	(201)

	$0	$38	$18,941	$(202)	$755	$19,532

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$318	$(7)	$311
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(27)	(27)
Net change in unrealized (depreciation) on written options	0	0	0	0	(70)	(70)
Net change in unrealized appreciation (depreciation) on swaps	0	(104)	(12,273)	0	(379)	(12,756)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(367)	0	(367)

	$0	$(104)	$(12,273)	$(49)	$(483)	$(12,909)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(27) and open centrally cleared swaps cumulative appreciation/(depreciation) of $17 as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(37)	$(18,840)	$(18,877)
BPS	(3)	0	(3)
BRC	(768)	904	134
CBK	10	0	10
DUB	(194)	289	95
FBF	(6)	0	(6)
GLM	12	0	12
GSC	(3)	0	(3)
GST	(16)	0	(16)
HUS	(156)	0	(156)
JPM	98	0	98
MSC	93	0	93
MYC	83	(320)	(237)
RYL	27	0	27
UAG	(259)	334	75

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	129

Schedule of Investments PIMCO StocksPLUS® Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$12,400	$12,164

Total Bank Loan Obligations (Cost $12,050)			12,164

CORPORATE BONDS & NOTES 18.5%

BANKING & FINANCE 12.4%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		2,000	1,986
Ally Financial, Inc.
3.779% due 06/20/2014		900	925
4.500% due 02/11/2014		900	922
4.625% due 06/26/2015		1,400	1,437
8.300% due 02/12/2015		2,000	2,220
American Express Co.
4.875% due 07/15/2013		300	310
American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,802
BNP Paribas S.A.
0.860% due 04/08/2013		500	499
BPCE S.A.
2.189% due 02/07/2014		11,700	11,789
Citigroup, Inc.
0.857% due 05/31/2017	EUR	600	686
2.438% due 08/13/2013		$12,800	12,974
Dexia Credit Local S.A.
2.750% due 01/10/2014		2,300	2,321
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		3,200	3,592
8.700% due 10/01/2014		4,800	5,461
General Electric Capital Corp.
0.529% due 12/28/2018		7,600	6,571
Goldman Sachs Group, Inc.
0.853% due 07/22/2015		400	387
1.439% due 02/07/2014		9,900	9,898
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,180
ING Bank NV
1.808% due 06/09/2014		1,300	1,305
International Lease Finance Corp.
6.375% due 03/25/2013		2,187	2,239
Intesa Sanpaolo SpA
2.831% due 02/24/2014		1,800	1,774
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		700	675
Korea Development Bank
0.714% due 11/23/2012		2,200	2,198
Morgan Stanley
0.935% due 10/15/2015		24,600	23,457
National Australia Bank Ltd.
1.178% due 04/11/2014		7,300	7,349
SLM Corp.
0.582% due 06/17/2013	EUR	2,000	2,532
5.375% due 01/15/2013		$500	508
Societe Generale S.A.
1.508% due 04/11/2014		500	498
SSIF Nevada LP
1.155% due 04/14/2014		11,700	11,758
UBS AG
1.447% due 01/28/2014		1,700	1,707
Wachovia Corp.
0.825% due 10/15/2016		4,500	4,358
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		2,600	2,996

			133,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 6.0%
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	$4,600	$4,634
Daimler Finance North America LLC
0.972% due 03/28/2014	13,300	13,330
DISH DBS Corp.
7.125% due 02/01/2016	200	222
7.750% due 05/31/2015	12,800	14,464
EOG Resources, Inc.
1.192% due 02/03/2014	4,400	4,439
Hanson Australia Funding Ltd.
5.250% due 03/15/2013	900	920
HCA, Inc.
5.750% due 03/15/2014	3,419	3,607
HJ Heinz Co.
5.350% due 07/15/2013	8,300	8,617
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	300	353
Pemex Project Funding Master Trust
1.018% due 12/03/2012	3,600	3,594
PulteGroup, Inc.
5.250% due 01/15/2014	400	416
Sanofi
0.562% due 03/28/2013	4,800	4,809
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	1,500	1,495
Volkswagen International Finance NV
0.911% due 10/01/2012	4,300	4,300

		65,200

UTILITIES 0.1%
NRG Energy, Inc.
8.250% due 09/01/2020	700	766
Qwest Corp.
3.639% due 06/15/2013	500	503

		1,269

Total Corporate Bonds & Notes (Cost $194,445)		199,783

MUNICIPAL BONDS & NOTES 1.4%

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	15,200	15,216

Total Municipal Bonds & Notes (Cost $15,200)		15,216

U.S. GOVERNMENT AGENCIES 34.5%
Fannie Mae
0.337% due 03/25/2034	717	714
0.467% due 05/25/2037	1,609	1,614
0.567% due 03/25/2037 - 07/25/2037	1,938	1,948
0.577% due 03/25/2037	1,107	1,113
0.597% due 07/25/2037	1,497	1,506
0.617% due 05/25/2031 - 09/25/2035	1,854	1,849
0.627% due 09/25/2035	2,633	2,648
0.662% due 02/25/2037	2,049	2,061
0.847% due 05/25/2040	3,879	3,927
0.917% due 10/25/2037	3,142	3,180
0.937% due 06/25/2037	1,044	1,054
0.947% due 06/25/2040	14,384	14,511
0.957% due 03/25/2040	2,859	2,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.967% due 03/25/2038 - 01/25/2040	$26,811	$27,236
1.037% due 12/25/2039	2,109	2,144
1.117% due 07/25/2039	1,999	2,025
1.125% due 04/27/2017 (g)	2,300	2,345
1.250% due 01/30/2017 (g)	700	719
1.348% due 07/01/2044	150	152
2.053% due 11/01/2035	257	270
2.366% due 04/01/2018	3	3
2.475% due 05/01/2022	2	2
2.578% due 04/01/2035	1,273	1,348
2.676% due 12/01/2033	404	433
4.000% due 06/01/2013 - 03/01/2041	19,397	20,759
4.262% due 11/01/2028	27	29
4.335% due 11/01/2027	22	24
4.345% due 04/01/2028	18	19
4.367% due 07/01/2028	18	20
4.498% due 11/01/2028	32	34
4.500% due 04/01/2029 - 10/01/2042	116,234	126,053
4.502% due 12/01/2036	863	917
4.627% due 09/01/2034	649	704
4.723% due 02/01/2027	3	3
5.000% due 12/01/2023 - 10/01/2041	39,091	42,871
5.500% due 12/01/2034	305	341
5.728% due 08/01/2029	17	18
6.000% due 06/01/2017 - 10/01/2042	14,171	15,833
7.000% due 02/01/2015 - 03/01/2015	130	135
7.500% due 09/01/2015 - 05/01/2016	142	151
8.000% due 03/01/2030 - 07/01/2031	61	65
Freddie Mac
0.521% due 02/15/2037	180	181
0.551% due 02/15/2037	367	369
0.561% due 02/15/2037	699	703
0.571% due 12/15/2030	59	59
0.621% due 06/15/2018	130	131
0.771% due 07/15/2041	10,170	10,234
0.791% due 06/15/2041	9,517	9,585
0.821% due 10/15/2037	528	533
0.831% due 07/15/2037	3,764	3,801
0.891% due 08/15/2037	3,517	3,552
0.921% due 08/15/2037	7,372	7,459
0.931% due 10/15/2037	1,754	1,772
0.941% due 05/15/2037 - 09/15/2037	7,927	8,002
0.971% due 08/15/2036	1,260	1,275
1.000% due 09/29/2017 (g)	400	405
1.071% due 11/15/2039 - 12/15/2039	1,049	1,064
1.076% due 01/15/2038	2,212	2,241
1.348% due 02/25/2045	1,085	1,059
1.897% due 06/01/2022	5	5
2.238% due 12/01/2022	17	18
2.739% due 06/01/2035	1,457	1,562
3.008% due 07/01/2019	130	132
4.500% due 10/01/2042	1,000	1,076
5.000% due 12/01/2026 - 08/01/2041	1,330	1,444
5.500% due 07/01/2038	223	244
6.000% due 03/01/2016 - 02/01/2034	1,706	1,912
6.500% due 10/25/2043	1,336	1,566
8.500% due 04/01/2025	2	2

130	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
0.619% due 09/20/2030		$2	$2
1.625% due 08/20/2022 - 02/20/2028		1,425	1,478
1.750% due 05/20/2026 - 06/20/2027		242	252
2.500% due 04/20/2041		21,229	22,208
3.500% due 07/20/2018		59	63
8.000% due 04/20/2030		95	118
NCUA Guaranteed Notes
0.678% due 10/07/2020		3,438	3,453

Total U.S. Government Agencies (Cost $365,339)			371,636

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049		4,000	4,614
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		555	556
Bank Mart
2.287% due 03/01/2019 (k)		262	212
Bear Stearns Adjustable Rate Mortgage Trust
2.638% due 04/25/2033		187	189
2.875% due 01/25/2034		36	33
2.911% due 02/25/2033		42	38
2.994% due 01/25/2034		1,099	1,108
3.076% due 11/25/2034		1,374	1,311
Bear Stearns Alt-A Trust
3.006% due 09/25/2035		385	313
Bear Stearns Commercial Mortgage Securities
5.186% due 05/11/2039		4,189	4,321
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		675	394
2.840% due 01/26/2036		1,250	789
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		2,656	2,429
2.600% due 05/25/2035		840	817
Countrywide Alternative Loan Trust
0.397% due 05/25/2047		1,096	754
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		183	160
2.562% due 06/25/2032		23	18
4.801% due 03/15/2036		4,409	4,431
4.902% due 06/25/2032		9	9
Fund America Investors Corp.
2.225% due 06/25/2023		2	3
Granite Master Issuer PLC
0.319% due 12/20/2054		697	683
0.838% due 12/20/2054	GBP	732	1,159
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	116	147
1.011% due 09/20/2044	GBP	610	966
1.163% due 01/20/2044		96	153
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045		$373	265
GS Mortgage Securities Corp.
1.260% due 03/06/2020		2,300	2,299
GSR Mortgage Loan Trust
0.567% due 01/25/2034		112	108
Harborview Mortgage Loan Trust
0.409% due 01/19/2038		2,534	1,828
Impac CMB Trust
0.977% due 10/25/2033		44	43
1.217% due 07/25/2033		758	683
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		594	609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.985% due 01/12/2037		$1,659	$1,672
5.255% due 07/12/2037		3,193	3,272
JPMorgan Mortgage Trust
3.094% due 09/25/2035		534	542
Lehman Mortgage Trust
0.537% due 08/25/2036		4,873	3,916
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		577	491
Prime Mortgage Trust
0.617% due 02/25/2019		13	13
0.617% due 02/25/2034		225	204
Resecuritization Mortgage Trust
0.467% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.816% due 09/25/2035		4,505	3,945
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		1,131	1,104
0.497% due 02/25/2036		586	385
9.159% due 06/25/2029		388	406
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		1,622	1,555
0.311% due 09/15/2021		4,277	4,142
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045		564	519
0.507% due 10/25/2045		323	294
0.537% due 01/25/2045		4,442	4,208
1.148% due 02/25/2046		2,944	2,633
1.348% due 11/25/2042		113	105
1.548% due 06/25/2042		405	380
2.344% due 02/27/2034		1,021	1,041
5.199% due 05/25/2037		14,459	13,966
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		776	778

Total Mortgage-Backed Securities (Cost $77,542)			77,014

ASSET-BACKED SECURITIES 7.8%
Aames Mortgage Investment Trust
1.792% due 01/25/2035		1,721	1,715
AFC Home Equity Loan Trust
0.767% due 06/25/2028		252	148
American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017		2,651	2,596
Asset-Backed Funding Certificates Trust
0.697% due 06/25/2035		1,490	1,477
Bear Stearns Asset-Backed Securities Trust
0.307% due 06/25/2047		152	148
Chase Funding Mortgage Loan Asset-Backed Certificates
0.957% due 10/25/2032		124	110
Chase Issuance Trust
1.889% due 09/15/2015		5,200	5,277
Citibank Omni Master Trust
2.971% due 08/15/2018		2,800	2,932
Citigroup Mortgage Loan Trust, Inc.
0.277% due 07/25/2045		1,549	1,215
Countrywide Asset-Backed Certificates
0.617% due 08/25/2034		1,295	1,187
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		254	212
CSAM Funding
0.895% due 10/15/2016		6,861	6,831
First CLO Ltd.
0.704% due 12/14/2016		1,041	1,036
Globaldrive BV
1.719% due 04/20/2018	EUR	4,612	6,003

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gulf Stream Compass CLO Ltd.
0.712% due 01/24/2020		$7,330	$7,206
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		7,300	7,150
HSBC Home Equity Loan Trust
0.489% due 01/20/2035		996	969
Illinois Student Assistance Commission
0.931% due 04/25/2017		591	592
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		49	41
Motor PLC
0.735% due 02/25/2020		300	301
Pacifica CDO Ltd.
0.708% due 01/26/2020		2,200	2,133
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		1,593	1,618
Sherwood Castle Funding PLC
0.462% due 03/15/2016	EUR	3,000	3,824
0.833% due 06/15/2016	GBP	1,300	2,072
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	4,656	5,775
0.522% due 06/17/2024		8,193	9,992
3.500% due 08/17/2043		$7,214	7,011
Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		3,684	3,690
Wind River CLO Ltd.
0.711% due 12/19/2016		1,240	1,213

Total Asset-Backed Securities (Cost $85,712)			84,474

SOVEREIGN ISSUES 8.9%
Hydro-Quebec
0.750% due 03/28/2013 (c)		1,200	846
Italy Buoni Poliennali Del Tesoro
3.000% due 04/01/2014	EUR	700	912
3.500% due 06/01/2014		1,100	1,443
4.250% due 07/01/2014		400	531
4.250% due 08/01/2014		9,100	12,108
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2014		3,800	4,636
Kommunalbanken A/S
0.744% due 03/27/2017		$28,500	28,514
Province of Ontario
1.375% due 01/27/2014		27,600	27,988
4.000% due 06/02/2021	CAD	100	113
Province of Quebec
3.500% due 07/29/2020		$600	672
Spain Government International Bond
3.750% due 10/31/2015	EUR	14,400	18,308

Total Sovereign Issues (Cost $96,375)			96,071

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
General Motors Co. (a)		1	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	131

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 10/29/2012 (c)	913	$6,804

Total Preferred Securities (Cost $9,564)		6,804

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.7%

CERTIFICATES OF DEPOSIT 3.0%
Dexia Credit Local
1.700% due 09/06/2013	$8,400	8,400
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	12,100	12,081
Royal Bank of Scotland PLC
1.830% due 10/15/2012	12,100	12,103

		32,584

COMMERCIAL PAPER 1.0%
Ford Motor Credit Co.
1.200% due 11/02/2012	1,800	1,798
Santander Commercial Paper S.A
2.200% due 04/02/2013	8,800	8,702

		10,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 1.3%
Banc of America Securities LLC
0.220% due 10/01/2012		$12,700	$12,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $12,969. Repurchase proceeds are $12,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		868	868
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $888. Repurchase proceeds are $868.)

			13,568

ITALY TREASURY BILLS 1.0%
1.445% due 02/28/13 - 08/14/2013 (b)	EUR	8,800	11,239

JAPAN TREASURY BILLS 11.4%
0.099% due 10/09/2012 - 10/29/2012 (b)	JPY	9,570,000	122,625

SPAIN TREASURY BILLS 0.6%
2.850% due 09/20/2013 (b)	EUR	4,600	5,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.141% due 02/28/2013 - 08/22/2013 (b)(f)	$3,002	$2,999

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 4.1%
PIMCO Short-Term Floating NAV Portfolio	1,129,101	11,317
PIMCO Short-Term Floating NAV Portfolio III	3,303,494	33,045

		44,362

Total Short-Term Instruments (Cost $241,591)		243,617

PURCHASED OPTIONS (i) 0.0%
(Cost $50)		23

Total Investments 102.7% (Cost $1,097,868)		$1,106,802

Written Options (j) (0.0%) (Premiums $281)		(52)

Other Assets and Liabilities (Net) (2.7%)		(29,569)

Net Assets 100.0%		$1,077,181

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $46,960 at a weighted average interest rate of 0.161%.
(f)	Securities with an aggregate market value of $2,999 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $3,469 and cash of $36,771 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2014	26	$3
E-mini S&P 500 Index December Futures	Long	12/2012	11,462	3,798

				$3,801

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.368%	$	600	$2	$0	$2
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	0.368%		1,800	5	0	5
Berkshire Hathaway Finance Corp.	FBF	0.850%	03/20/2013	0.368%		1,500	4	0	4
Berkshire Hathaway Finance Corp.	RYL	0.870%	03/20/2013	0.368%		1,500	4	0	4
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%		1,600	15	(9)	24
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.738%		7,000	61	7	54
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		4,600	40	7	33
Brazil Government International Bond	FBF	1.000%	12/20/2015	0.738%		15,000	130	89	41
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.612%		7,900	78	(163)	241
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.612%		2,600	26	(56)	82
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.738%		1,500	13	10	3
Brazil Government International Bond	UAG	1.000%	03/20/2015	0.612%		2,600	26	(55)	81
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		18,700	292	128	164
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.227%		2,000	4	(28)	32

132	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	RYL	0.250%	12/20/2015	0.597%	$	19,400	$(214)	$(453)	$239
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		2,400	4	(50)	54
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		1,900	3	(39)	42
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		2,100	3	(43)	46
General Electric Capital Corp.	BPS	0.770%	03/20/2013	0.286%		1,400	4	0	4
General Electric Capital Corp.	BPS	4.600%	12/20/2013	0.412%		2,800	149	0	149
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.412%		600	33	0	33
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.000%		11,900	3	(497)	500
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		700	32	0	32
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.412%		1,300	62	0	62
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		800	40	0	40
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.412%		900	44	0	44
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%		5,800	43	(168)	211
General Electric Capital Corp.	MYC	0.750%	03/20/2013	0.286%		2,300	6	0	6
Indonesia Government International Bond	RYL	1.000%	12/20/2015	0.803%		10,300	68	(128)	196
Japan Government International Bond	BRC	1.000%	12/20/2015	0.459%		5,500	97	135	(38)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		17,500	310	426	(116)
MBIA Insurance Corp.	BOA	2.800%	12/20/2012	22.666%		600	(26)	0	(26)
MBIA Insurance Corp.	DUB	3.400%	12/20/2012	22.666%		600	(25)	0	(25)
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		300	(1)	(5)	4
MetLife, Inc.	DUB	1.000%	12/20/2014	1.084%		7,200	(11)	(167)	156
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		1,200	(2)	(19)	17
MetLife, Inc.	JPM	1.700%	03/20/2013	0.484%		1,000	6	0	6
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.634%		12,400	150	(5)	155
Michigan State General Obligation Notes, Series 2003	GST	0.440%	03/20/2018	1.151%		1,400	(50)	0	(50)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%		12,900	54	8	46
Prudential Financial, Inc.	BRC	1.800%	03/20/2013	0.485%		1,500	10	0	10
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.515%		5,800	(100)	(111)	11
Prudential Financial, Inc.	FBF	1.870%	03/20/2013	0.485%		900	6	0	6
Prudential Financial, Inc.	FBF	1.960%	03/20/2013	0.485%		2,500	19	0	19
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	0.485%		1,600	15	0	15
Prudential Financial, Inc.	RYL	1.900%	03/20/2013	0.485%		600	4	0	4
Prudential Financial, Inc.	RYL	2.350%	03/20/2013	0.485%		600	6	0	6
Republic of Germany	GST	0.250%	03/20/2016	0.276%		3,900	(3)	(59)	56
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		4,600	8	(51)	59
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.235%	EUR	12,200	10	(311)	321
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%	$	500	11	3	8
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		3,300	85	55	30
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		200	5	3	2

							$1,558	$(1,546)	$3,104

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016	EUR	15,800	$247	$290	$(43)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$	100	$9	$12	$(3)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		4,600	404	579	(175)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		2,000	199	260	(61)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		3,858	7	0	7
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	6	0	6
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	4	0	4
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		15,000	(182)	(309)	127

						$450	$542	$(92)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	102,037	3-Month USD-LIBOR less a specified spread	$	244,544	01/31/2013	BOA	$11,813

Variance Swaps
Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$	3,200	$59	$0	$59
Pay	S&P 500 Index	0.075	12/20/2013	BRC		4,950	100	0	100

							$159	$0	$159

(i)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	525.000	12/20/2012	723	$20	$9
Put - CME S&P 500 Index December Futures	550.000	12/20/2012	377	10	5
Put - CME S&P 500 Index December Futures	650.000	12/20/2012	730	20	9

				$50	$23

(j)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	$	1,900	$8	$0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		13,300	37	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,600	11	(16)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,600	18	(9)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		3,500	11	(14)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		3,500	11	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	0

								$215	$(40)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$(3)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$66	$(12)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2012	$34,600	EUR 17,000	$295
Sales	20,200	0	51
Closing Buys	(11,800)	0	(65)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	$43,000	EUR 17,000	$281

134	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(k)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	2.287%	03/01/2019	07/07/1995 - 06/12/1997	$262	$212	0.02%

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$19,500	$21,262	$(21,255)
Freddie Mac	5.000%	10/01/2041	2,000	2,171	(2,167)

				$23,433	$(23,422)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	374	$	472	BPS	$0	$(8)	$(8)
10/2012		813		1,040	BRC	0	(5)	(5)
10/2012		14,450		18,777	CBK	213	(5)	208
10/2012		39		49	DUB	0	(1)	(1)
10/2012		18,693		23,385	GLM	0	(637)	(637)
10/2012		587		760	JPM	6	0	6
10/2012		9,134		11,782	RYL	44	0	44
10/2012		4,205		5,187	UAG	0	(218)	(218)
10/2012	GBP	2,716		4,295	GLM	0	(90)	(90)
10/2012		57		92	JPM	0	0	0
10/2012	JPY	1,290,000		16,290	BOA	0	(242)	(242)
10/2012		166,770		2,137	CBK	0	(1)	(1)
10/2012		796,760		10,061	FBF	0	(149)	(149)
10/2012		7,180,000		90,289	HUS	0	(1,724)	(1,724)
10/2012		136,470		1,749	UAG	0	0	0
10/2012	$	23,221	EUR	18,071	BOA	1	0	1
10/2012		19,788		15,385	BPS	12	(30)	(18)
10/2012		3,962		3,081	BRC	0	(2)	(2)
10/2012		218		173	HUS	5	0	5
10/2012		14,075		10,906	JPM	0	(61)	(61)
10/2012		887		679	RBC	0	(14)	(14)
10/2012		4,490	GBP	2,773	HUS	0	(12)	(12)
10/2012		3	SGD	4	RYL	0	0	0
11/2012	EUR	18,071	$	23,229	BOA	0	0	0
11/2012		18,806		24,204	BPS	30	0	30
11/2012		10,906		14,080	JPM	61	0	61
11/2012	GBP	2,773		4,489	HUS	12	0	12
11/2012	$	5,457	EUR	4,243	BRC	0	(3)	(3)
11/2012		7,683		5,946	JPM	0	(40)	(40)
12/2012	JPY	352,073	$	4,493	BRC	0	(22)	(22)
12/2012	MXN	2,243		166	HUS	0	(8)	(8)
12/2012	$	500	BRL	1,023	HUS	1	0	1
12/2012		1,500		3,065	MSC	0	0	0
12/2012		2,200		4,509	UAG	7	0	7
12/2012		54	MXN	731	CBK	3	0	3
12/2012		15		209	FBF	1	0	1
12/2012		1,250		16,166	GLM	0	(2)	(2)
12/2012		54		731	JPM	2	0	2
12/2012		1,910		24,725	MSC	5	(5)	0
12/2012		3,204		41,422	UAG	2	(8)	(6)
01/2013	EUR	500	$	620	DUB	0	(24)	(24)
01/2013		3,250		3,993	UAG	0	(187)	(187)
02/2013	CNY	11,996		1,902	BRC	15	0	15
02/2013		2,518		400	FBF	4	0	4
02/2013		6,947		1,100	UAG	7	0	7
02/2013	$	2,200	CNY	13,889	CBK	0	(15)	(15)
02/2013		1,200		7,572	GST	0	(9)	(9)
05/2013	EUR	20,500	$	25,967	JPM	0	(441)	(441)
08/2013		700		883	BPS	0	(19)	(19)
09/2013		3,109		4,084	UAG	73	0	73
04/2014		400		505	BPS	0	(12)	(12)
04/2014		300		380	CBK	0	(8)	(8)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
06/2014	EUR	600	$	759	BPS	$0	$(17)	$(17)
06/2014		500		634	FBF	0	(13)	(13)
07/2014		400		506	BPS	0	(12)	(12)
08/2014		300		380	BPS	0	(9)	(9)

						$504	$(4,053)	$(3,549)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$12,164	$0	$12,164
Corporate Bonds & Notes
Banking & Finance	0	133,314	0	133,314
Industrials	0	65,200	0	65,200
Utilities	0	1,269	0	1,269
Municipal Bonds & Notes
New Jersey	0	15,216	0	15,216
U.S. Government Agencies	0	368,183	3,453	371,636
Mortgage-Backed Securities	0	76,801	213	77,014
Asset-Backed Securities	0	84,474	0	84,474
Sovereign Issues	0	96,071	6,804	102,875
Short-Term Instruments
Certificates of Deposit	0	32,584	0	32,584
Commercial Paper	8,702	1,798	0	10,500
Repurchase Agreements	0	13,568	0	13,568
Italy Treasury Bills	0	11,239	0	11,239
Japan Treasury Bills	0	122,625	0	122,625
Spain Treasury Bills	0	5,740	0	5,740
U.S. Treasury Bills	0	2,999	0	2,999
PIMCO Short-Term Floating NAV Portfolios	44,362	0	0	44,362

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Equity Contracts	$23	$0	$0	$23
	$53,087	$1,043,245	$10,470	$1,106,802

Short Sales, at value	$0	$(23,422)	$0	$(23,422)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,506	0	3,506
Equity Contracts	3,798	11,972	0	15,770
Foreign Exchange Contracts	0	504	0	504
Interest Rate Contracts	3	0	0	3
	$3,801	$15,982	$0	$19,783

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(537)	0	(537)
Foreign Exchange Contracts	0	(4,053)	0	(4,053)
Interest Rate Contracts	0	(40)	(12)	(52)
	$0	$(4,630)	$(12)	$(4,642)

Totals	$56,888	$1,031,175	$10,458	$1,098,521

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$3,873	$0	$(429)	$0	$0	$9	$0	$0	$3,453	$10
Mortgage-Backed Securities	251	0	(57)	0	0	18	1	0	213	6
Convertible Preferred Securities
Industrials	18	0	0	0	0	(18)	0	0	0	(18)
Preferred Securities
Banking & Finance	6,835	0	0	0	0	(31)	0	0	6,804	(31)

	$10,977	$0	$(486)	$0	$0	$(22)	$1	$0	$10,470	$(33)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$1	$0	$0	$(12)	$1

Totals	$10,964	$0	$(486)	$0	$0	$(21)	$1	$0	$10,458	$(32)

136	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$3,453	Third Party Vendor	Broker Quote	100.45
Mortgage-Backed Securities	212	Benchmark Pricing	Base Price	80.99
	1	Third Party Vendor	Broker Quote	94.50
Preferred Securities
Banking & Finance	6,804	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(12)	Indicative Market Quotations	Broker Quote	0.14-0.21

Total	$10,458

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$23	$0	$0	$23
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1	1
Unrealized appreciation on foreign currency contracts	0	0	0	504	0	504
Unrealized appreciation on OTC swap agreements	0	3,506	11,972	0	0	15,478

	$0	$3,506	$11,995	$504	$1	$16,006

Liabilities:
Written options outstanding	$0	$0	$0	$0	$52	$52
Variation margin payable on financial derivative instruments (2)	0	0	3,941	0	0	3,941
Unrealized depreciation on foreign currency contracts	0	0	0	4,053	0	4,053
Unrealized depreciation on OTC swap agreements	0	537	0	0	0	537

	$0	$537	$3,941	$4,053	$52	$8,583

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(75)	$0	$(32)	$(107)
Net realized gain on futures contracts	0	0	46,109	0	0	46,109
Net realized gain on written options	0	0	0	0	65	65
Net realized gain (loss) on swaps	0	(619)	15,233	0	1,557	16,171
Net realized gain on foreign currency transactions	0	0	0	5,177	0	5,177

	$0	$(619)	$61,267	$5,177	$1,590	$67,415

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$(6)	$0	$11	$5
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	(31,544)	0	3	(31,541)
Net change in unrealized appreciation on written options	0	0	0	0	7	7
Net change in unrealized appreciation (depreciation) on swaps	0	3,028	(7,433)	0	(1,512)	(5,917)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,886)	0	(2,886)

	$0	$3,028	$(38,983)	$(2,886)	$(1,491)	$(40,332)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $3,801 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$11,561	$(12,630)	$(1,069)
BPS	124	(120)	4
BRC	258	(130)	128
CBK	310	(310)	0
DUB	436	(560)	(124)
FBF	4	0	4
GLM	(754)	999	245
GST	(83)	0	(83)
HUS	(1,638)	1,518	(120)
JPM	197	0	197
MYC	627	(560)	67
RBC	(14)	0	(14)
RYL	(88)	122	34
UAG	(313)	360	47

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

138	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 41.5%

BANKING & FINANCE 12.1%
American Express Co.
8.150% due 03/19/2038		$1,000	$1,611
American International Group, Inc.
5.850% due 01/16/2018		900	1,047
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,209
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,728
6.000% due 01/22/2020		$1,300	1,544
Bank of America Corp.
5.650% due 05/01/2018		2,500	2,854
5.750% due 12/01/2017		500	576
7.625% due 06/01/2019		1,700	2,126
Barclays Bank PLC
10.179% due 06/12/2021		740	965
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	715
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	722
7.250% due 02/01/2018		700	875
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		700	651
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	628
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	529
Capital One Capital
8.875% due 05/15/2040		1,700	1,738
Citigroup, Inc.
5.365% due 03/06/2036 (l)	CAD	700	637
5.875% due 05/29/2037		$3,800	4,489
6.625% due 06/15/2032		600	690
6.875% due 03/05/2038		2,600	3,432
8.500% due 05/22/2019		400	530
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,008
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,730
6.875% due 01/10/2039		300	403
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		600	698
6.250% due 02/01/2041		2,800	3,255
7.500% due 02/15/2019		3,600	4,471
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)		600	469
HBOS PLC
6.750% due 05/21/2018		1,900	1,938
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	993
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	722
HSBC Holdings PLC
5.100% due 04/05/2021		5,400	6,251
HSBC USA Capital Trust
7.808% due 12/15/2026		350	358
ING Bank NV
1.808% due 06/09/2014		2,600	2,610
JPMorgan Chase & Co.
5.400% due 01/06/2042		500	584
5.500% due 10/15/2040		200	238
6.400% due 05/15/2038		1,700	2,209
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	213
6.875% due 04/25/2018		2,200	2,640
6.875% due 11/15/2018		1,700	2,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
5.500% due 01/26/2020	$100	$109
6.375% due 07/24/2042	3,300	3,651
6.625% due 04/01/2018	1,800	2,071
7.300% due 05/13/2019	400	473
New York Life Insurance Co.
6.750% due 11/15/2039	1,200	1,672
Pacific Life Insurance Co.
9.250% due 06/15/2039	2,700	3,591
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (c)	2,400	2,422
Rabobank Group
11.000% due 06/30/2019 (c)	1,125	1,486
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)	2,700	2,646
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	1,900	1,794
Sallie Mae, Inc.
0.000% due 10/03/2022	655	503
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,107
SLM Corp.
5.625% due 08/01/2033	1,000	949
Wachovia Bank N.A.
5.850% due 02/01/2037	750	948
6.600% due 01/15/2038	2,400	3,352
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	3,811

		97,727

INDUSTRIALS 21.9%
ADT Corp.
4.875% due 07/15/2042	1,400	1,524
Alcoa, Inc.
5.950% due 02/01/2037	2,000	2,009
Altria Group, Inc.
9.250% due 08/06/2019	135	192
9.950% due 11/10/2038	1,900	3,208
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	930
4.375% due 07/16/2042	500	521
American Airlines Pass-Through Trust
8.625% due 04/15/2023	1,359	1,462
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,302
5.375% due 05/15/2043	1,800	2,097
6.900% due 06/01/2038	1,600	2,129
Anadarko Petroleum Corp.
6.200% due 03/15/2040	2,100	2,586
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,276
ArcelorMittal
7.250% due 10/15/2039	2,500	2,295
Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,355
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,302
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,747
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	1,300	1,383
4.400% due 03/15/2042	3,000	3,187
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,582
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caterpillar, Inc.
3.803% due 08/15/2042	$548	$554
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,765
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	1,147
Comcast Corp.
4.650% due 07/15/2042	3,400	3,657
6.400% due 05/15/2038	50	64
6.400% due 03/01/2040	1,600	2,096
6.500% due 11/15/2035	200	259
6.950% due 08/15/2037	700	957
7.050% due 03/15/2033	600	790
COX Communications, Inc.
8.375% due 03/01/2039	3,100	4,741
Crown Americas LLC
6.250% due 02/01/2021	2,325	2,604
CSX Corp.
5.500% due 04/15/2041	1,700	2,058
6.150% due 05/01/2037	1,000	1,282
CVS Pass-Through Trust
7.507% due 01/10/2032	2,180	2,804
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,924
Devon Energy Corp.
7.950% due 04/15/2032	400	593
Devon Financing Corp. ULC
7.875% due 09/30/2031	400	583
DIRECTV Holdings LLC
6.000% due 08/15/2040	1,100	1,232
Discovery Communications LLC
4.950% due 05/15/2042	1,700	1,862
Dow Chemical Co.
5.250% due 11/15/2041	2,000	2,281
9.400% due 05/15/2039	1,200	1,951
Encana Corp.
5.150% due 11/15/2041	500	524
6.500% due 08/15/2034	2,000	2,386
6.625% due 08/15/2037	800	973
Energy Transfer Partners LP
6.625% due 10/15/2036	500	568
7.500% due 07/01/2038	1,100	1,309
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,800	2,785
5.750% due 03/01/2035	200	230
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,160
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,363
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	1,800	1,879
5.800% due 03/15/2035	400	453
6.950% due 01/15/2038	1,300	1,670
Kraft Foods Group, Inc.
5.000% due 06/04/2042	2,300	2,580
6.500% due 02/09/2040	2,800	3,767
Kraft Foods, Inc.
7.000% due 08/11/2037	900	1,248
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,403
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,300	3,403
Newmont Mining Corp.
4.875% due 03/15/2042	3,000	3,091
6.250% due 10/01/2039	1,600	1,899
Norfolk Southern Corp.
3.950% due 10/01/2042	1,700	1,702

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northern Natural Gas Co.
4.100% due 09/15/2042	$2,900	$2,933
Pernod-Ricard S.A.
5.500% due 01/15/2042	1,500	1,720
Petrobras International Finance Co.
6.875% due 01/20/2040	1,600	2,021
7.875% due 03/15/2019	1,700	2,144
Pfizer, Inc.
7.200% due 03/15/2039	670	1,055
Philip Morris International, Inc.
3.875% due 08/21/2042	1,200	1,213
6.375% due 05/16/2038	700	974
Pride International, Inc.
7.875% due 08/15/2040	200	293
Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,376
RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,111
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,401
Suncor Energy, Inc.
6.500% due 06/15/2038	200	266
6.850% due 06/01/2039	800	1,109
Target Corp.
6.500% due 10/15/2037	1,500	2,116
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,376
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	141
8.375% due 06/15/2032	2,400	3,455
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	796
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	3,100	3,208
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,000	2,525
Time Warner, Inc.
4.900% due 06/15/2042	3,700	4,081
6.100% due 07/15/2040	2,000	2,492
6.250% due 03/29/2041	100	127
6.500% due 11/15/2036	2,469	3,147
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	136
7.250% due 08/15/2038	300	446
7.625% due 01/15/2039	500	777
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	1,500	1,542
Transocean, Inc.
6.800% due 03/15/2038	1,200	1,449
7.500% due 04/15/2031	1,000	1,240
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	812	928
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,753
Vale Overseas Ltd.
6.250% due 01/23/2017	200	232
6.875% due 11/10/2039	2,800	3,283
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,350	2,453
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,341
5.625% due 04/15/2041	1,600	2,146
6.200% due 04/15/2038	900	1,247
Walgreen Co.
4.400% due 09/15/2042	1,900	1,970
WellPoint, Inc.
4.650% due 01/15/2043	1,600	1,641

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Williams Cos., Inc.
7.500% due 01/15/2031	$1,361	$1,712
8.750% due 03/15/2032	137	191

		177,876

UTILITIES 7.5%
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,870
7.000% due 04/01/2038	100	140
AT&T Corp.
8.000% due 11/15/2031	238	367
AT&T, Inc.
5.350% due 09/01/2040	6,218	7,523
6.400% due 05/15/2038	200	265
6.550% due 02/15/2039	600	817
British Telecommunications PLC
9.625% due 12/15/2030	600	980
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	597
Dominion Resources, Inc.
4.050% due 09/15/2042	2,600	2,690
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	919
EDF S.A.
6.950% due 01/26/2039	800	1,067
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,584
FirstEnergy Corp.
7.375% due 11/15/2031	400	526
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	3,214
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,965
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	400	400
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,181
7.288% due 08/16/2037	1,800	2,277
8.625% due 04/28/2034	200	281
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,100	1,231
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	625
Majapahit Holding BV
7.750% due 01/20/2020	900	1,136
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	504
6.500% due 09/15/2037	1,600	2,152
NGPL PipeCo LLC
7.768% due 12/15/2037	3,700	3,719
Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	2,488
6.050% due 03/01/2034	400	528
6.250% due 03/01/2039	200	272
PacifiCorp
6.000% due 01/15/2039	1,300	1,764
Plains All American Pipeline LP
5.150% due 06/01/2042	4,300	4,917
6.650% due 01/15/2037	100	129
Progress Energy, Inc.
7.750% due 03/01/2031	400	566
PSEG Power LLC
8.625% due 04/15/2031	400	591
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sierra Pacific Power Co.
6.750% due 07/01/2037	$1,000	$1,393
Southern California Edison Co.
5.625% due 02/01/2036	200	259
6.000% due 01/15/2034	300	399
Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	909
Verizon Communications, Inc.
7.350% due 04/01/2039	2,400	3,610
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,729
Vodafone Group PLC
6.150% due 02/27/2037	1,700	2,298

		61,005

Total Corporate Bonds & Notes (Cost $298,407)		336,608

MUNICIPAL BONDS & NOTES 6.7%

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,831
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,868
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	700	923
7.550% due 04/01/2039	1,400	1,901
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	170	137
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,499
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,059
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,379
6.574% due 07/01/2045	1,800	2,600
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	109
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,900	2,530
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,104

		18,940

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,564

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	807

140	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	$900	$1,093

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,226

NEVADA 0.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,628
7.100% due 06/01/2039	200	231

		1,859

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	578

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,400	1,895
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,584
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	2,599
6.282% due 06/15/2042	2,100	2,472
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,250

		9,800

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	350

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	3,000	4,238
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81

		4,319

TEXAS 1.4%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,735
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,600	1,851
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	1,500	1,770
Harris County, Texas General Obligation Bonds, Series 2012
5.000% due 08/15/2032	1,400	1,680

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	$2,100	$2,851
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,692

		11,579

UTAH 0.2%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,732

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	217

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	77

Total Municipal Bonds & Notes (Cost $46,429)		54,141

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.000% due 06/01/2017	2,400	2,303
0.000% due 05/15/2030 - 11/15/2030 (h)	20,000	10,903
0.417% due 10/27/2037	400	398
3.980% due 07/01/2021	2,500	2,808
5.625% due 04/17/2028	100	137
6.000% due 04/18/2036	900	1,052
7.125% due 01/15/2030 (h)	7,200	11,438
Financing Corp.
0.000% due 12/27/2018	5,200	4,769
8.600% due 09/26/2019	1,470	2,145
Freddie Mac
5.000% due 04/15/2038	300	335
6.750% due 03/15/2031	2,800	4,395
Ginnie Mae
5.500% due 10/20/2037	393	505
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	11,193
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	22,600	16,005
Small Business Administration
5.290% due 12/01/2027	409	467
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,602
4.875% due 01/15/2048	1,900	2,435
5.250% due 09/15/2039	3,500	4,664
5.375% due 04/01/2056	1,200	1,665
5.880% due 04/01/2036	3,000	4,244
Tennessee Valley Authority Strips
0.000% due 01/15/2038	9,914	4,122

Total U.S. Government Agencies (Cost $72,986)		87,585

U.S. TREASURY OBLIGATIONS 22.0%
U.S. Treasury Bonds
3.125% due 02/15/2042	3,300	3,515
4.250% due 11/15/2040 (f)(g)(h)	72,000	93,623

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 11/15/2039	$1,500	$1,985
4.375% due 05/15/2041 (f)(h)	6,100	8,094
4.500% due 05/15/2038	800	1,075
4.500% due 08/15/2039	1,400	1,887
5.375% due 02/15/2031	4,600	6,659
6.250% due 05/15/2030	1,400	2,196
6.750% due 08/15/2026	8,600	13,463
U.S. Treasury Strips
0.000% due 08/15/2023	5,600	4,572
0.000% due 11/15/2024	6,400	4,932
0.000% due 08/15/2028	1,400	943
0.000% due 11/15/2028	300	200
0.000% due 08/15/2029	400	260
0.000% due 02/15/2030	4,900	3,085
0.000% due 05/15/2032	1,100	640
0.000% due 11/15/2032	7,400	4,226
0.000% due 11/15/2033	500	275
0.000% due 05/15/2034	600	324
0.000% due 11/15/2034	200	106
0.000% due 05/15/2037	300	146
0.000% due 05/15/2039	6,700	3,090
0.000% due 05/15/2040	4,850	2,154
0.000% due 08/15/2040	18,800	8,263
0.000% due 11/15/2040 (h)	25,200	10,977
0.000% due 02/15/2041	4,300	1,858

Total U.S. Treasury Obligations (Cost $170,782)		178,548

MORTGAGE-BACKED SECURITIES 1.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,403
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049	83	83
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	926	927
Citigroup Mortgage Loan Trust, Inc.
2.901% due 03/25/2034	286	285
DBUBS Mortgage Trust
1.578% due 07/12/2044	2,247	2,301
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,900	2,113
5.444% due 03/10/2039	700	804
Indymac Mortgage Loan Trust
0.397% due 07/25/2047	248	152
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	1,200	1,357
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,900	2,280
Structured Asset Mortgage Investments, Inc.
0.407% due 07/25/2046	113	74
0.437% due 05/25/2036	213	141
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,490

Total Mortgage-Backed Securities (Cost $12,438)		13,410

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	456	459
SLM Student Loan Trust
1.951% due 04/25/2023	408	425

Total Asset-Backed Securities (Cost $855)		884

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.7%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,600	$1,904
6.500% due 06/10/2019		800	990
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,428
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	1,059
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,632
Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	9,478
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,486
6.050% due 01/11/2040		1,200	1,605
Province of Ontario
4.600% due 06/02/2039	CAD	200	248
4.700% due 06/02/2037		900	1,120
5.600% due 06/02/2035		6,400	8,830
Province of Quebec
5.750% due 12/01/2036		2,300	3,176
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,781

Total Sovereign Issues (Cost $34,657)			37,737

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc. (a)	463	$15

Total Common Stocks (Cost $13)		15

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.4%

REPURCHASE AGREEMENTS 1.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	$9,600	9,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $9,730. Repurchase proceeds are $9,600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	272	272
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $279. Repurchase proceeds are $272.)

		9,872

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.2%
PIMCO Short-Term Floating NAV Portfolio	9,881,197	$99,039

Total Short-Term Instruments (Cost $108,905)		108,911

PURCHASED OPTIONS (j) 0.3%
(Cost $2,838)		2,680

Total Investments 101.2% (Cost $748,310)		$820,519

Written Options (k) (0.1%) (Premiums $1,348)		(515)

Other Assets and Liabilities (Net) (1.1%)		(9,238)

Net Assets 100.0%		$810,766

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Security becomes interest bearing at a future date.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $38,826 at a weighted average interest rate of 0.239%.
(f)	Securities with an aggregate market value of $1,573 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,690 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.350%	09/28/2012	10/04/2012	$1,710	$(1,710)

(h)	Securities with an aggregate market value of $40,586 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	4,407	$1,336
S&P 500 Index December Futures	Long	12/2012	1,141	1,637
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	646	(249)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2012	50	(63)
Volatility S&P 500 Index February Futures	Short	02/2013	14	(1)
Volatility S&P 500 Index January Futures	Short	01/2013	33	47

				$2,707

(i)	OTC swap agreements outstanding on September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	26,800	$324	$19	$305

142	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Total Return Index	34,503	3-Month USD-LIBOR less a specified spread	$	88,194	12/14/2012	BOA	$(1,467)

(j)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	675.000	12/20/2012	242	$7	$3
Put - CME S&P 500 Index December Futures	700.000	12/20/2012	451	12	6
Put - CME S&P 500 Index December Futures	750.000	12/20/2012	7	0	0

				$19	$9

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	5,000	$12	$0

Straddle Options
Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount		Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012	$	36,400	$2,807	$2,671

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	5,000	$28	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,800	5	(11)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,800	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		3,100	74	(4)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		4,100	7	(17)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		4,100	12	(2)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,800	8	(11)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,800	8	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		17,700	453	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		4,900	46	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		34,200	55	(83)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,200	2	(5)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,200	4	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		22,800	58	(92)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		22,800	69	(8)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		13,500	260	(18)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		18,100	24	(73)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		18,100	29	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		13,500	28	(55)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		11,200	37	(4)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,300	2	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,600	2	(7)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,600	11	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		2,400	4	(8)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		2,400	6	(2)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,400	1	(4)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,400	6	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		4,100	7	(12)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,100	12	0

								$1,261	$(443)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	$	105.906	11/07/2012	$	2,500	$12	$(30)
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		2,500	12	(30)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		2,500	12	(3)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		2,500	12	(2)

							$48	$(65)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$	4,300	$39	$(7)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	262	$82,800	$1,252
Sales	213	195,800	495
Closing Buys	(475)	(34,300)	(399)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$244,300	$1,348

(l)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$609	$637	0.08%

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	11/01/2042	$1,000	$1,105	$(1,105)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	4,319	$	2,129	UAG	$0	$(2)	$(2)
10/2012	EUR	1,051		1,290	DUB	0	(61)	(61)
10/2012		960		1,183	UAG	0	(51)	(51)
10/2012	INR	7,493		135	HUS	0	(7)	(7)
10/2012	$	2,106	BRL	4,319	UAG	25	0	25
10/2012		129	INR	7,493	HUS	13	0	13
10/2012		51	PHP	2,214	CBK	2	0	2
12/2012	BRL	4,319	$	2,087	UAG	0	(28)	(28)
12/2012	CAD	5,544		5,683	DUB	54	0	54
12/2012		505		515	HUS	2	0	2
12/2012		18,128		18,486	UAG	79	0	79
12/2012	MXN	1,000		74	HUS	0	(3)	(3)
12/2012	$	1,200	BRL	2,461	HUS	5	0	5
12/2012		900		1,839	MSC	0	0	0
12/2012		5,600		11,444	UAG	2	0	2
12/2012		14	MXN	190	FBF	1	0	1
02/2013	CNY	24,868	$	3,930	RYL	17	0	17
02/2013	$	2,273	CNY	14,272	BRC	0	(28)	(28)
02/2013		1,674		10,595	DUB	0	(7)	(7)

						$200	$(187)	$13

144	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$97,727	$0	$97,727
Industrials	0	176,414	1,462	177,876
Utilities	0	61,005	0	61,005
Municipal Bonds & Notes
California	0	18,940	0	18,940
District of Columbia	0	1,564	0	1,564
Georgia	0	807	0	807
Illinois	0	1,093	0	1,093
Michigan	0	1,226	0	1,226
Nevada	0	1,859	0	1,859
New Jersey	0	578	0	578
New York	0	9,800	0	9,800
North Carolina	0	350	0	350
Ohio	0	4,319	0	4,319
Texas	0	11,579	0	11,579
Utah	0	1,732	0	1,732
Washington	0	217	0	217
West Virginia	0	77	0	77
U.S. Government Agencies	0	87,585	0	87,585
U.S. Treasury Obligations	0	178,548	0	178,548
Mortgage-Backed Securities	0	13,410	0	13,410
Asset-Backed Securities	0	425	459	884
Sovereign Issues	0	37,737	0	37,737
Common Stocks
Financials	15	0	0	15

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$9,872	$0	$9,872
PIMCO Short-Term Floating NAV Portfolio	99,039	0	0	99,039
Purchased Options
Equity Contracts	9	0	0	9
Interest Rate Contracts	0	0	2,671	2,671
	$99,063	$716,864	$4,592	$820,519

Short Sales, at value	$0	$(1,105)	$0	$(1,105)

Financial Derivative Instruments (2) - Assets
Equity Contracts	3,020	0	0	3,020
Foreign Exchange Contracts	0	200	0	200
Interest Rate Contracts	0	305	0	305
	$3,020	$505	$0	$3,525

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(1)	(1,467)	0	(1,468)
Foreign Exchange Contracts	0	(187)	0	(187)
Interest Rate Contracts	(312)	(508)	(7)	(827)
	$(313)	$(2,162)	$(7)	$(2,482)

Totals	$101,770	$714,102	$4,585	$820,457

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,462	$0	$0	$0	$0	$0	$0	$1,462	$0
Asset-Backed Securities	518	0	(69)	0	0	10	0	0	459	9
Purchased Options
Interest Rate Contracts	0	2,806	0	0	0	(135)	0	0	2,671	(135)

	$518	$4,268	$(69)	$0	$0	$(125)	$0	$0	$4,592	$(126)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$0	$0	$0	$(7)	$0

Totals	$511	$4,268	$(69)	$0	$0	$(125)	$0	$0	$4,585	$(126)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,462	Third Party Vendor	Broker Quote	107.63
Asset-Backed Securities	459	Third Party Vendor	Broker Quote	100.50
Purchased Options
Interest Rate Contracts	2,671	Indicative Market Quotations	Broker Quote	7.34

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(7)	Indicative Market Quotations	Broker Quote	0.15

Total	$4,585

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$9	$0	$2,671	$2,680
Unrealized appreciation on foreign currency contracts	0	0	0	200	0	200
Unrealized appreciation on OTC swap agreements	0	0	0	0	305	305

	$0	$0	$9	$200	$2,976	$3,185

Liabilities:
Written options outstanding	$0	$0	$0	$0	$515	$515
Variation margin payable on financial derivative instruments (2)	0	0	3,495	0	92	3,587
Unrealized depreciation on foreign currency contracts	0	0	0	187	0	187
Unrealized depreciation on OTC swap agreements	0	0	1,467	0	0	1,467

	$0	$0	$4,962	$187	$607	$5,756

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(52)	$0	$(233)	$(285)
Net realized gain on futures contracts	0	0	41,881	0	6,519	48,400
Net realized (loss) on written options	0	0	0	0	(387)	(387)
Net realized gain on swaps	0	0	6,788	0	39	6,827
Net realized (loss) on foreign currency transactions	0	0	0	(148)	0	(148)

	$0	$0	$48,617	$(148)	$5,938	$54,407

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$3	$0	$(136)	$(133)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	(12,227)	0	2,577	(9,650)
Net change in unrealized appreciation on written options	0	0	0	0	727	727
Net change in unrealized appreciation (depreciation) on swaps	0	0	(4,071)	0	66	(4,005)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	264	0	264

	$0	$0	$(16,295)	$264	$3,234	$(12,797)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,707 as reported in the Notes to Schedule of Investments.

146	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,489)	$1,105	$(384)
BRC	277	(290)	(13)
CBK	(17)	0	(17)
DUB	(49)	172	123
FBF	(35)	0	(35)
GLM	(83)	0	(83)
HUS	10	0	10
JPM	(6)	0	(6)
MYC	(130)	(2,512)	(2,642)
RYL	(56)	0	(56)
RYM	(33)	0	(33)
UAG	(34)	295	261

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

Schedule of Investments PIMCO StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012	$191	$177

Total Bank Loan Obligations (Cost $191)		177

CORPORATE BONDS & NOTES 14.4%

BANKING & FINANCE 11.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	309
Ally Financial, Inc.
3.638% due 02/11/2014	300	303
3.779% due 06/20/2014	700	719
4.500% due 02/11/2014	700	717
4.625% due 06/26/2015	3,200	3,284
6.750% due 12/01/2014	400	427
7.500% due 09/15/2020	100	115
American Express Bank FSB
5.500% due 04/16/2013	500	514
5.550% due 10/17/2012	300	301
American Express Credit Corp.
5.875% due 05/02/2013	300	309
American General Institutional Capital
8.125% due 03/15/2046	100	118
American International Group, Inc.
5.050% due 10/01/2015	500	548
5.850% due 01/16/2018	2,300	2,675
6.400% due 12/15/2020	2,000	2,441
8.250% due 08/15/2018	4,300	5,544
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016	300	315
Banco do Brasil S.A.
3.284% due 07/02/2014	300	302
Banco Santander Brasil S.A.
2.485% due 03/18/2014	700	689
4.250% due 01/14/2016	400	410
4.500% due 04/06/2015	500	516
Banco Santander Chile
2.055% due 01/19/2016	1,000	972
Bank of America Corp.
0.765% due 08/15/2016	100	92
1.867% due 01/30/2014	1,300	1,310
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	100	112
Bank of Montreal
2.850% due 06/09/2015	100	106
Bank of Nova Scotia
1.650% due 10/29/2015	200	207
BBVA Bancomer S.A.
4.500% due 03/10/2016	200	212
6.500% due 03/10/2021	200	220
7.250% due 04/22/2020	500	544
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,926
7.250% due 02/01/2018	2,200	2,749
BNP Paribas S.A.
0.860% due 04/08/2013	300	299
1.358% due 01/10/2014	1,000	1,001
5.186% due 06/29/2015 (d)	3,200	2,976
BPCE S.A.
2.189% due 02/07/2014	3,100	3,124
2.375% due 10/04/2013	100	100
Capital One Capital
10.250% due 08/15/2039	500	518
CIT Group, Inc.
5.250% due 04/01/2014	100	105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
1.906% due 01/13/2014		$600	$605
2.438% due 08/13/2013		200	203
5.300% due 10/17/2012		3,100	3,106
5.500% due 04/11/2013		1,500	1,537
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		300	336
Deutsche Bank Capital Funding Trust
3.330% due 12/30/2012 (d)		3,600	2,375
Dexia Credit Local S.A.
2.000% due 03/05/2013		2,200	2,205
Eksportfinans ASA
2.000% due 09/15/2015		900	842
Export-Import Bank of Korea
4.000% due 01/29/2021		400	438
5.125% due 06/29/2020		100	117
8.125% due 01/21/2014		800	873
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,400	1,829
ING Bank NV
1.808% due 06/09/2014		$300	301
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,596
Intesa Sanpaolo SpA
2.831% due 02/24/2014		500	493
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		2,200	2,277
JPMorgan Chase & Co.
1.112% due 09/30/2013		1,000	1,006
Korea Development Bank
3.000% due 09/14/2022		1,100	1,104
Korea Exchange Bank
3.125% due 06/26/2017		200	208
LBG Capital PLC
8.000% due 06/15/2020 (d)		300	289
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		700	815
6.875% due 04/25/2018		1,000	1,200
Moody’s Corp.
4.500% due 09/01/2022		2,600	2,763
Morgan Stanley
2.937% due 05/14/2013		300	303
6.000% due 04/28/2015		1,500	1,627
National Australia Bank Ltd.
5.350% due 06/12/2013		400	413
PKO Finance AB
4.630% due 09/26/2022		500	503
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	555
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	637
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		700	757
6.125% due 02/07/2022		200	222
SLM Corp. CPI Linked Bond
3.812% due 01/31/2014		1,100	1,096
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		3,200	3,222
Springleaf Finance Corp.
6.900% due 12/15/2017		700	599
State Bank of India
4.500% due 10/23/2014		400	414
4.500% due 07/27/2015		1,000	1,041
State Street Capital Trust
1.389% due 06/01/2077		100	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Temasek Financial Ltd.
4.300% due 10/25/2019	$300	$342
Tri-Command Military Housing LLC
5.383% due 02/15/2048	2,115	1,829
UBS AG
2.250% due 08/12/2013	3,700	3,749
5.875% due 12/20/2017	400	474
USB Capital
3.500% due 10/29/2012 (d)	100	86
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	1,400	1,613
Weyerhaeuser Co.
7.375% due 03/15/2032	1,400	1,667

		85,974

INDUSTRIALS 1.9%
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	1,400	1,410
Braskem Finance Ltd.
5.750% due 04/15/2021	300	320
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)	1,500	1,542
Corp. Nacional del Cobre de Chile
6.150% due 10/24/2036	100	129
CSN Resources S.A.
6.500% due 07/21/2020	900	974
Daimler Finance North America LLC
1.599% due 09/13/2013	400	403
Dow Chemical Co.
6.000% due 10/01/2012	100	100
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	763
HCA, Inc.
6.500% due 02/15/2020	1,300	1,449
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100	129
Kraft Foods Group, Inc.
6.125% due 08/23/2018	369	453
Kraft Foods, Inc.
6.125% due 02/01/2018	131	160
MGM Resorts International
13.000% due 11/15/2013	1,100	1,246
Peabody Energy Corp.
7.875% due 11/01/2026	100	107
President and Fellows of Harvard College
6.000% due 01/15/2019	400	504
Rohm and Haas Co.
6.000% due 09/15/2017	400	479
Sanofi
0.672% due 03/28/2014	3,000	3,015
Transocean, Inc.
4.950% due 11/15/2015	200	219
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	305
Vale Overseas Ltd.
5.625% due 09/15/2019	600	678

		14,385

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	131
British Telecommunications PLC
1.504% due 12/20/2013	3,100	3,121
Enel Finance International NV
6.800% due 09/15/2037	400	389

148	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	$200	$214
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	700	784
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	800	796
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	214
Petroleos Mexicanos
5.500% due 06/27/2044	100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	300	350
TNK-BP Finance S.A.
6.625% due 03/20/2017	300	343

		6,452

Total Corporate Bonds & Notes (Cost $101,142)		106,811

MUNICIPAL BONDS & NOTES 6.1%

CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	1,100	1,529
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	132
7.550% due 04/01/2039	100	136
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	102
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	120
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,643
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	750
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	1,026
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	255	208
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	575

		7,365

CONNECTICUT 0.5%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	3,100	3,867

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	850
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	576
5.250% due 12/01/2040	600	685
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	2,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	$200	$241

		4,398

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	595

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	142

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,429

NEW YORK 2.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,455
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,141
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,500	6,487
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	800	1,004
5.000% due 03/15/2034	2,500	2,927
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,290
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	1,300	1,619

		16,038

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	233

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,460
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	900	727

		2,187

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.3%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	$1,690	$2,077

WASHINGTON 0.7%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	4,400	5,510

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	560	429

Total Municipal Bonds & Notes (Cost $40,845)		45,051

U.S. GOVERNMENT AGENCIES 39.0%
Fannie Mae
0.277% due 12/25/2036	87	87
0.500% due 07/02/2015	10,400	10,440
0.567% due 07/25/2037 - 03/25/2044	837	830
0.597% due 07/25/2037	480	483
0.617% due 09/25/2035	458	456
0.627% due 09/25/2035	796	801
0.875% due 08/28/2017 - 10/26/2017	8,700	8,754
0.937% due 06/25/2037	953	962
0.947% due 06/25/2040	2,368	2,388
0.957% due 03/25/2040	921	933
0.967% due 01/25/2040	3,290	3,346
1.125% due 04/27/2017	800	816
1.250% due 01/30/2017	1,300	1,336
1.348% due 07/01/2044	47	48
2.260% due 08/01/2033	43	46
2.310% due 08/01/2022	100	103
2.330% due 09/01/2033	155	165
2.500% due 03/01/2027 - 10/01/2027	83,000	87,263
2.675% due 05/25/2035	33	36
2.823% due 01/01/2036	86	93
2.838% due 06/01/2033	211	219
2.870% due 09/01/2027	100	102
2.960% due 05/01/2022	4,100	4,408
3.000% due 10/01/2027	2,000	2,120
3.156% due 05/01/2022	1,098	1,196
3.257% due 05/01/2036	6	6
3.500% due 10/01/2027 - 10/01/2042	28,000	30,013
3.750% due 07/25/2042	4,196	4,427
4.000% due 07/01/2025 - 11/01/2042	56,237	60,568
4.500% due 03/01/2015 - 04/01/2041	9,563	10,368
4.501% due 07/01/2019	1,255	1,461
4.502% due 12/01/2036	30	32
4.627% due 09/01/2034	26	28
5.000% due 04/25/2033 - 07/01/2035	5,091	5,592
5.375% due 06/12/2017	1,100	1,335
5.500% due 01/01/2021 - 07/01/2035	2,084	2,301
6.000% due 08/01/2036 - 02/01/2038	1,617	1,792
6.500% due 10/01/2035 - 10/01/2036	492	560

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	149

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 09/01/2013		$1	$0
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037		989	986
Freddie Mac
0.791% due 06/15/2041		634	639
0.921% due 08/15/2037		591	598
0.931% due 10/15/2037		149	151
0.941% due 05/15/2037 - 09/15/2037		638	644
1.000% due 03/08/2017 (h)		3,000	3,042
1.000% due 07/28/2017 - 09/29/2017		2,900	2,941
1.348% due 02/25/2045		37	37
1.750% due 05/30/2019		1,500	1,556
2.250% due 02/01/2024		6	6
2.355% due 03/01/2034		191	204
4.375% due 07/17/2015		10,500	11,670
4.500% due 03/01/2029 - 09/01/2041		17,202	18,594
5.500% due 08/23/2017 - 07/01/2038		436	489
Ginnie Mae
1.625% due 03/20/2027		2	2
8.000% due 02/15/2030		1	1
Small Business Administration
5.520% due 06/01/2024		623	701

Total U.S. Government Agencies (Cost $284,543)			288,175

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		202	217
0.125% due 01/15/2022 (h)		5,770	6,300
0.125% due 07/15/2022		1,395	1,526
0.750% due 02/15/2042		2,434	2,653
1.125% due 01/15/2021		105	124
1.250% due 07/15/2020		630	754
1.375% due 07/15/2018		106	125
1.750% due 01/15/2028 (h)		5,796	7,522
2.000% due 01/15/2026 (h)		3,232	4,254
2.125% due 01/15/2019		107	131
2.125% due 02/15/2040		1,060	1,553
2.375% due 01/15/2025		1,580	2,149
2.375% due 01/15/2027 (h)(i)		8,975	12,413
2.500% due 01/15/2029		2,988	4,282
3.625% due 04/15/2028		142	225
3.875% due 04/15/2029		2,230	3,712
U.S. Treasury Notes
0.500% due 07/31/2017 (g)(h)		1,000	996
0.750% due 06/30/2017 (g)(h)(i)		2,300	2,318
0.875% due 07/31/2019 (h)		3,900	3,866
1.000% due 06/30/2019		1,600	1,601
1.000% due 08/31/2019 (g)(h)		5,000	4,991
1.000% due 09/30/2019 (a)		1,900	1,894
1.125% due 05/31/2019 (h)(i)		2,800	2,828
1.750% due 05/15/2022 (h)		6,200	6,291
3.375% due 11/15/2019		900	1,044

Total U.S. Treasury Obligations (Cost $70,657)			73,769

MORTGAGE-BACKED SECURITIES 8.6%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		138	134
Arran Residential Mortgages Funding PLC
1.745% due 05/16/2047	EUR	1,000	1,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$727	$758
5.917% due 05/10/2045		400	463
Banc of America Funding Corp.
2.614% due 05/25/2035		218	227
5.630% due 01/20/2047^		268	191
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		185	185
Banc of America Mortgage Trust
6.500% due 09/25/2033		12	12
BCRR Trust
5.858% due 07/17/2040		500	596
Bear Stearns Adjustable Rate Mortgage Trust
2.638% due 04/25/2033		2	2
2.875% due 01/25/2034		2	2
2.994% due 01/25/2034		77	77
Bear Stearns Alt-A Trust
2.890% due 05/25/2035		646	582
3.006% due 09/25/2035		140	114
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		1,800	2,032
Chaseflex Trust
0.517% due 07/25/2037		1,203	944
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		77	71
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044		1,800	2,021
Countrywide Alternative Loan Trust
0.397% due 05/25/2047		349	240
6.000% due 10/25/2033		27	29
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2035		607	556
2.809% due 02/20/2036		79	67
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		100	111
Credit Suisse Mortgage Capital Trust
5.000% due 03/25/2037		4,678	4,394
Epic Opera PLC
0.998% due 07/28/2016	GBP	222	349
European Loan Conduit
0.495% due 05/15/2019	EUR	51	59
Extended Stay America Trust
2.951% due 11/05/2027		$966	971
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		209	199
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	1,197	1,509
0.319% due 12/20/2054		$174	171
0.838% due 12/20/2054	GBP	209	331
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	32	40
1.011% due 09/20/2044	GBP	203	322
1.163% due 01/20/2044		32	51
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		100	115
GS Mortgage Securities Corp.
1.260% due 03/06/2020		1,000	1,000
GSR Mortgage Loan Trust
2.749% due 06/25/2034		181	180
5.138% due 11/25/2035		281	283
5.148% due 11/25/2035		786	719
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		96	89
Impac CMB Trust
1.217% due 07/25/2033		48	43

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		$500	$582
5.420% due 01/15/2049		1,300	1,505
JPMorgan Mortgage Trust
2.945% due 07/25/2035		3,322	3,331
3.014% due 08/25/2034		2,977	3,013
5.266% due 11/25/2035		451	445
5.750% due 01/25/2036		116	108
Lanark Master Issuer PLC
1.834% due 12/22/2054		3,700	3,783
Leek Finance Ltd.
0.596% due 12/21/2038		1,898	1,929
0.907% due 12/21/2037	GBP	77	128
Merrill Lynch Floating Trust
0.766% due 07/09/2021		$8,086	7,978
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		142	129
2.322% due 01/25/2029		43	43
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		170	144
2.225% due 12/25/2032		5	5
2.530% due 02/25/2035		3,071	3,047
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	228
Morgan Stanley Capital Trust
5.383% due 11/14/2042		1,900	2,125
5.439% due 02/12/2044		1,700	1,792
5.610% due 04/15/2049		224	236
Prime Mortgage Trust
0.617% due 02/25/2019		1	2
0.617% due 02/25/2034		32	29
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		93	99
Structured Adjustable Rate Mortgage Loan Trust
2.817% due 08/25/2035		146	131
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		351	343
Structured Asset Securities Corp.
2.843% due 10/28/2035		1,191	1,078
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		1,795	1,642
Titan Europe PLC
1.055% due 10/23/2016	GBP	1,424	2,201
UBS Commercial Mortgage Trust
0.796% due 07/15/2024		$5,100	4,950
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045		70	64
1.148% due 02/25/2046		231	207
1.348% due 11/25/2042		37	34
1.548% due 08/25/2042		26	24
2.344% due 02/27/2034		34	34
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		280	281
2.617% due 03/25/2036		328	314

Total Mortgage-Backed Securities (Cost $61,925)			63,642

ASSET-BACKED SECURITIES 3.8%
Access Group, Inc.
1.751% due 10/27/2025		983	989
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		18	15
ARES CLO Ltd.
0.681% due 02/24/2018		364	360
Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		20	19

150	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centurion CDO Ltd.
0.817% due 01/30/2016		$834	$826
Chase Issuance Trust
1.889% due 09/15/2015		2,200	2,233
Citibank Omni Master Trust
2.971% due 08/15/2018		800	838
Cougar CLO PLC
1.029% due 07/15/2020	EUR	2,571	3,186
Countrywide Asset-Backed Certificates
0.697% due 12/25/2031		$53	33
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		13	10
Duane Street CLO Ltd.
0.689% due 11/08/2017		2,523	2,500
Fremont Home Loan Trust
0.277% due 01/25/2037		12	5
Hillmark Funding
0.685% due 05/21/2021		1,100	1,053
HSBC Home Equity Loan Trust
1.159% due 11/20/2036		1,271	1,251
Lafayette CLO Ltd.
1.635% due 09/06/2022		1,800	1,800
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		12	10
Sherwood Castle Funding PLC
0.462% due 03/15/2016	EUR	2,500	3,187
0.833% due 06/15/2016	GBP	2,200	3,507
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	1,374	1,704
3.471% due 05/16/2044		$337	356
3.500% due 08/17/2043		1,934	1,879
Structured Asset Securities Corp.
0.537% due 05/25/2037		2,000	1,327
Wind River CLO Ltd.
0.711% due 12/19/2016		381	373
Wood Street CLO BV
1.222% due 11/22/2021	EUR	521	651

Total Asset-Backed Securities (Cost $28,011)			28,112

SOVEREIGN ISSUES 11.5%
Indonesia Government International Bond
7.500% due 01/15/2016		$500	590
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	200	258
2.250% due 11/01/2013		9,100	11,740
2.500% due 03/01/2015		1,000	1,279
3.000% due 04/01/2014		200	260
3.500% due 06/01/2014		300	393
3.750% due 08/01/2015		200	263
4.250% due 07/01/2014		100	133
4.250% due 08/01/2014		200	266
4.500% due 07/15/2015		200	268
4.750% due 05/01/2017		300	399
4.750% due 06/01/2017		900	1,195
5.250% due 08/01/2017		100	136
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		1,300	1,641
0.000% due 09/30/2014		11,800	14,396
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	325
Mexico Government International Bond
6.250% due 06/16/2016	MXN	11,600	945
6.500% due 06/10/2021		29,000	2,465
6.500% due 06/09/2022		4,000	340
10.000% due 12/05/2024		16,300	1,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of British Columbia
4.300% due 06/18/2042	CAD	100	$122
Province of Ontario
0.950% due 05/26/2015		$4,100	4,152
1.650% due 09/27/2019		200	201
2.450% due 06/29/2022		6,000	6,105
3.150% due 06/02/2022	CAD	1,000	1,059
4.000% due 06/02/2021		1,200	1,361
4.200% due 03/08/2018		100	114
4.200% due 06/02/2020		100	115
4.300% due 03/08/2017		300	338
4.400% due 06/02/2019		100	116
4.600% due 06/02/2039		100	124
5.500% due 06/02/2018		100	120
Province of Quebec
2.750% due 08/25/2021		$18,300	19,202
3.500% due 07/29/2020		500	560
3.500% due 12/01/2022	CAD	7,100	7,632
4.250% due 12/01/2021		3,000	3,433
4.500% due 12/01/2020		100	116
Spain Government International Bond
4.400% due 01/31/2015	EUR	400	524
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	215

Total Sovereign Issues (Cost $81,914)			84,685

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 10/29/2012 (d)		217	1,617

Total Preferred Securities (Cost $2,294)			1,617

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.5%

CERTIFICATES OF DEPOSIT 2.9%
Banco Bradesco S.A.
2.292% due 01/24/2013		$300	301
Banco do Brasil S.A.
0.000% due 06/28/2013		1,600	1,594
Dexia Credit Local
1.650% due 09/12/2013		10,200	10,195
1.700% due 09/06/2013		7,400	7,400
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		1,500	1,498
0.000% due 11/06/2012		700	699

			21,687

COMMERCIAL PAPER 1.1%
Duke Energy Corp.
0.470% due 10/10/2012		300	300
Ford Motor Credit Co.
1.050% due 10/22/2012		2,200	2,199
1.200% due 11/02/2012		1,000	999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan Energy Partners LP
0.500% due 10/01/2012		$600	$600
Santander Commercial Paper S.A
2.200% due 04/02/2013		500	495
3.100% due 10/01/2013		2,000	1,937
Standard Chartered Bank
0.950% due 09/26/2013		1,800	1,785

			8,315

REPURCHASE AGREEMENTS 0.6%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		4,400	4,400

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $4,460. Repurchase proceeds are $4,400.)

ITALY TREASURY BILLS 0.5%
1,495% due 02/28/2013 - 08/14/13 (b)	EUR	2,700	3,443

MEXICO TREASURY BILLS 4.9%
4.363% due 11/22/2012 - 12/27/2012 (b)	MXN	465,400	35,824

SPAIN TREASURY BILLS 2.3%
1.091% due 06/21/13 - 09/20/2013 (b)	EUR	13,700	17,204

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 16.2%
PIMCO Short-Term Floating NAV Portfolio		8,421,683	84,410
PIMCO Short-Term Floating NAV Portfolio III		3,552,396	35,535

			119,945

Total Short-Term Instruments (Cost $210,093)			210,818

PURCHASED OPTIONS (k) 0.0%
(Cost $22)			6

Total Investments 122.1% (Cost $881,637)			$902,863

Written Options (l) (0.0%) (Premiums $485)			(261)

Other Assets and Liabilities (Net) (22.1%)			(162,993)

Net Assets 100.0%			$739,609

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	151

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $6,852 at a weighted average interest rate of 0.014%.
(g)	Securities with an aggregate market value of $1,315 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $30,663 and cash of $13 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	10	$3
90-Day Eurodollar December Futures	Long	12/2014	17	2
90-Day Eurodollar June Futures	Long	06/2015	290	325
90-Day Eurodollar March Futures	Long	03/2015	249	300
90-Day Eurodollar September Futures	Long	09/2015	11	17
E-mini S&P 500 Index December Futures	Long	12/2012	7,391	2,130
Euro-Bund 10-Year Bond December Futures	Short	12/2012	8	(12)
S&P 500 Index December Futures	Long	12/2012	208	(438)

				$2,327

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,809 and cash of $52 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$4,704	$(97)	$(228)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	6,980	(55)	(327)

					$(152)	$(555)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	7,900	$(307)	$(516)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	3,600	36	50

						$(271)	$(466)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.119%	$	800	$(3)	$(28)	$25
American International Group, Inc.	CBK	1.000%	03/20/2016	1.119%		800	(3)	(29)	26
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%		100	(5)	(22)	17
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.139%		400	(2)	(10)	8
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%		300	(1)	(7)	6
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		1,100	7	(2)	9
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		1,000	9	(10)	19
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		400	2	(1)	3
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.837%		1,700	11	(2)	13
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		500	4	(7)	11
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		600	5	(6)	11
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		5,300	33	(142)	175
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		100	1	(1)	2

152	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%	$	500	$4	$(5)	$9
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		300	6	4	2
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		700	12	8	4
China Government International Bond	DUB	1.000%	09/20/2022	1.274%		100	(2)	(3)	1
China Government International Bond	FBF	1.000%	09/20/2022	1.274%		1,800	(43)	(61)	18
China Government International Bond	MYC	1.000%	06/20/2016	0.564%		3,800	62	(117)	179
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.095%		100	0	(4)	4
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5
France Government Bond	RYL	0.250%	12/20/2015	0.597%		700	(8)	(14)	6
France Government Bond	RYL	0.250%	03/20/2016	0.688%		3,100	(46)	(95)	49
France Government Bond	UAG	0.250%	09/20/2016	0.835%		200	(5)	(8)	3
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%		700	1	0	1
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.286%		1,400	10	0	10
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		500	1	(8)	9
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		200	(16)	(14)	(2)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		200	1	(3)	4
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%		600	(48)	(42)	(6)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.064%		1,600	(3)	(122)	119
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		200	(16)	(14)	(2)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		300	5	4	1
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		2,800	50	(26)	76
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		5,400	91	23	68
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		300	(3)	(9)	6
MetLife, Inc.	DUB	1.000%	03/20/2018	1.980%		1,200	(59)	(68)	9
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%		100	(3)	(5)	2
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		800	9	(6)	15
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		1,900	19	5	14
Mexico Government International Bond	GST	1.000%	06/20/2016	0.737%		3,600	36	(122)	158
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		1,400	15	(9)	24
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		100	(2)	(7)	5
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		300	8	5	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		1,000	25	23	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		400	9	2	7
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		500	13	9	4
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		300	6	2	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		400	10	7	3

							$201	$(951)	$1,152

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,300	$114	$93	$21
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		900	78	117	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		4,200	369	265	104
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		700	62	79	(17)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		900	90	114	(24)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		1,100	110	135	(25)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,350	2	0	2
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		386	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		675	11	0	11
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		200	(12)	(12)	0

						$830	$791	$39

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	153

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,400	$2	$0	$2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		3,000	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,000	7	(7)	14
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		4,000	4	(1)	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		2,000	2	0	2

							$20	$(9)	$29

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	54,111	3-Month USD-LIBOR less a specified spread	$	129,684	01/31/2013	BOA	$6,264

(k)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index December Futures	525.000	12/20/2012	321	$9	$4
Put - CME S&P 500 Index December Futures	550.000	12/20/2012	167	5	2

				$14	$6

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 2.500% due 02/01/2027	RYM	$	92.500	12/11/2012	$	50,000	$6	$0
Put - OTC Fannie Mae 4.000% due 01/01/2043	JPM		99.500	01/07/2013		20,000	2	0

							$8	$0

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	4,500	$26	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,600	21	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		900	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		5,300	37	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		6,300	18	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,100	8	(10)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,100	21	(10)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	5	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,500	5	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		1,500	5	(10)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		1,500	5	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		800	7	(20)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		800	15	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	5	(6)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,500	5	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		4,300	7	(10)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,300	12	(6)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		3,200	11	(20)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		3,200	11	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		22,400	121	(55)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,100	10	(28)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,100	21	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		7,500	13	(30)

154	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	$	3,100	$10	$(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		4,400	9	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,300	7	(9)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,300	7	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	400	2	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		400	2	(3)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	1,900	2	(5)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,900	8	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,200	1	(3)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,200	5	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		3,100	6	(9)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,100	6	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,900	5	(8)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,900	8	0

								$471	$(259)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$9	$(1)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(1)

						$14	$(2)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$123,300	EUR	0	$1,141
Sales	98	120,600		800	444
Closing Buys	(98)	(123,600)		0	(1,100)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$120,300	EUR	800	$485

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$4,000	$4,361	$(4,360)
Fannie Mae	6.000%	11/01/2042	1,000	1,105	(1,105)

				$5,466	$(5,465)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	GBP	4,025	$	6,365	GLM	$0	$(134)	$(134)
10/2012		38		60	HUS	0	(1)	(1)
10/2012		292		473	JPM	1	0	1
10/2012	$	7,052	GBP	4,355	HUS	0	(19)	(19)
10/2012		1	SGD	1	RYL	0	0	0
11/2012	GBP	4,355	$	7,051	HUS	19	0	19
11/2012	MXN	124,852		9,391	UAG	0	(253)	(253)
12/2012	CAD	4,923		5,083	CBK	84	0	84
12/2012		4,432		4,538	DUB	38	0	38
12/2012		5,134		5,281	RYL	68	0	68
12/2012	EUR	202		260	BPS	0	0	0
12/2012		411		520	BRC	0	(8)	(8)
12/2012		1,083		1,394	CBK	2	0	2
12/2012		11,302		14,450	HUS	0	(86)	(86)
12/2012		13,113		16,802	JPM	0	(62)	(62)
12/2012		11,164		14,370	RYL	12	0	12
12/2012		2,958		3,787	UAG	0	(17)	(17)
12/2012	JPY	229,510		2,928	BRC	0	(15)	(15)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	155

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	MXN	72,529	$	5,356	HUS	$0	$(244)	$(244)
12/2012		290,600		21,877	UAG	0	(511)	(511)
12/2012	$	1,000	BRL	2,045	HUS	1	0	1
12/2012		300		613	MSC	0	0	0
12/2012		1,300		2,657	UAG	1	0	1
12/2012		224	CAD	219	CBK	0	(1)	(1)
12/2012		116	EUR	89	RBC	0	(2)	(2)
12/2012		600	MXN	7,971	GLM	16	0	16
12/2012		20		273	JPM	1	0	1
12/2012		635		8,446	UAG	18	0	18
01/2013	EUR	200	$	248	DUB	0	(9)	(9)
01/2013		1,600		1,966	UAG	0	(93)	(93)
02/2013	CNY	3,570		566	BRC	4	0	4
02/2013		1,259		200	FBF	2	0	2
02/2013		5,052		800	UAG	5	0	5
02/2013	EUR	800		1,025	BPS	0	(5)	(5)
02/2013		1,100		1,385	UAG	0	(31)	(31)
02/2013	$	1,559	CNY	9,881	DUB	0	(5)	(5)
09/2013	EUR	400	$	505	UAG	0	(11)	(11)
12/2013		7,500		9,467	BOA	0	(218)	(218)
04/2014		200		254	CBK	0	(5)	(5)
06/2014		300		380	FBF	0	(8)	(8)
08/2014		200		253	BPS	0	(6)	(6)

						$272	$(1,744)	$(1,472)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$177	$0	$177
Corporate Bonds & Notes
Banking & Finance	0	85,672	302	85,974
Industrials	0	14,385	0	14,385
Utilities	0	6,452	0	6,452
Municipal Bonds & Notes
California	0	7,365	0	7,365
Connecticut	0	3,867	0	3,867
Illinois	0	4,398	0	4,398
Iowa	0	595	0	595
Nevada	0	142	0	142
New Jersey	0	1,429	0	1,429
New York	0	16,038	0	16,038
North Carolina	0	233	0	233
Ohio	0	2,187	0	2,187
Texas	0	781	0	781
Virginia	0	2,077	0	2,077
Washington	0	5,510	0	5,510
West Virginia	0	429	0	429
U.S. Government Agencies	0	287,189	986	288,175
U.S. Treasury Obligations	0	73,769	0	73,769
Mortgage-Backed Securities	0	63,642	0	63,642
Asset-Backed Securities	0	25,259	2,853	28,112
Sovereign Issues	0	84,685	0	84,685
Preferred Securities
Banking & Finance	0	0	1,617	1,617
Short-Term Instruments
Certificates of Deposit	0	21,687	0	21,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Commercial Paper	$2,432	$5,883	$0	$8,315
Repurchase Agreements	0	4,400	0	4,400
Italy Treasury Bills	0	3,443	0	3,443
Mexico Treasury Bills	0	35,824	0	35,824
Spain Treasury Bills	0	17,204	0	17,204
PIMCO Short-Term Floating NAV Portfolios	119,945	0	0	119,945
Purchased Options
Equity Contracts	6	0	0	6
	$122,383	$774,722	$5,758	$902,863

Short Sales, at value	$0	$(5,465)	$0	$(5,465)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,306	0	1,306
Equity Contracts	2,130	6,264	0	8,394
Foreign Exchange Contracts	0	272	0	272
Interest Rate Contracts	647	79	0	726
	$2,777	$7,921	$0	$10,698

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(670)	0	(670)
Equity Contracts	(438)	0	0	(438)
Foreign Exchange Contracts	0	(1,744)	0	(1,744)
Interest Rate Contracts	(12)	(775)	(2)	(789)
	$(450)	$(3,189)	$(2)	$(3,641)

Totals	$124,710	$773,989	$5,756	$904,455

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

156	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$298	$0	$0	$(1)	$0	$5	$0	$0	$302	$5
U.S. Government Agencies	8,567	(7,450)	(137)	0	0	6	0	0	986	3
Asset-Backed Securities	1,998	1,800	(171)	7	5	40	0	(826)	2,853	25
Convertible Preferred Securities
Industrials	10	0	0	0	0	(10)	0	0	0	(10)
Preferred Securities
Banking & Finance	1,625	0	0	0	0	(8)	0	0	1,617	(7)

	$12,498	$(5,650)	$(308)	$6	$5	$33	$0	$(826)	$5,758	$16

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$0

Totals	$12,496	$(5,650)	$(308)	$6	$5	$33	$0	$(826)	$5,756	$16

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$302	Benchmark Pricing	Base Price	100.63
U.S. Government Agencies	986	Third Party Vendor	Broker Quote	99.75
Asset-Backed Securities	2,853	Benchmark Pricing	Base Price	95.74-99.99
Preferred Securities
Banking & Finance	1,617	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$5,756

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$6	$0	$0	$6
Variation margin receivable on financial derivative instruments (2)	0	6	0	0	48	54
Unrealized appreciation on foreign currency contracts	0	0	0	272	0	272
Unrealized appreciation on OTC swap agreements	0	1,306	6,264	0	29	7,599

	$0	$1,312	$6,270	$272	$77	$7,931

Liabilities:
Written options outstanding	$0	$0	$0	$0	$261	$261
Variation margin payable on financial derivative instruments (2)	0	11	2,909	0	0	2,920
Unrealized depreciation on foreign currency contracts	0	0	0	1,744	0	1,744
Unrealized depreciation on OTC swap agreements	0	115	0	0	0	115

	$0	$126	$2,909	$1,744	$261	$5,040

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	157

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(34)	$0	$(13)	$(47)
Net realized gain on futures contracts	0	0	26,905	0	241	27,146
Net realized gain on written options	0	0	0	0	1,100	1,100
Net realized gain (loss) on swaps	0	83	7,338	0	851	8,272
Net realized (loss) on foreign currency transactions	0	0	0	(396)	0	(396)

	$0	$83	$34,209	$(396)	$2,179	$36,075

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$3	$0	$(9)	$(6)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	(6,538)	0	639	(5,899)
Net change in unrealized (depreciation) on written options	0	0	0	0	(543)	(543)
Net change in unrealized appreciation (depreciation) on swaps	0	254	(3,106)	0	(1,388)	(4,240)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(978)	0	(978)

	$0	$254	$(9,641)	$(978)	$(1,301)	$(11,666)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,327 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,021) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$6,010	$(6,580)	$(570)
BPS	(5)	0	(5)
BRC	136	(230)	(94)
CBK	148	(280)	(132)
DUB	69	0	69
FBF	(63)	0	(63)
GLM	(150)	0	(150)
GST	119	0	119
HUS	186	0	186
JPM	4	302	306
MYC	41	0	41
RBC	(2)	0	(2)
RYL	(5)	0	(5)
SOG	6	0	6
UAG	(912)	1,013	101

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

158	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$286	$266

Total Bank Loan Obligations (Cost $286)			266

CORPORATE BONDS & NOTES 17.0%

BANKING & FINANCE 11.2%
Ally Financial, Inc.
4.625% due 06/26/2015		11,800	12,109
7.500% due 09/15/2020		700	806
8.300% due 02/12/2015		700	777
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,130
American International Group, Inc.
4.250% due 05/15/2013		3,400	3,472
5.450% due 05/18/2017		100	114
5.600% due 10/18/2016		3,000	3,421
5.850% due 01/16/2018		3,400	3,954
6.250% due 05/01/2036		800	1,029
6.250% due 03/15/2087		1,000	1,015
6.400% due 12/15/2020		400	488
6.765% due 11/15/2017	GBP	1,648	3,066
8.175% due 05/15/2068		$3,800	4,669
8.625% due 05/22/2068	GBP	1,450	2,716
ASIF
3.000% due 02/17/2017	EUR	3,100	3,881
Banco do Brasil S.A.
3.284% due 07/02/2014		$1,900	1,911
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,050
4.500% due 04/06/2015		3,400	3,506
Banco Santander Chile
2.055% due 01/19/2016		1,400	1,362
Bank of America Corp.
6.500% due 08/01/2016		2,200	2,547
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	337
Bank of Montreal
1.950% due 01/30/2018		2,100	2,204
2.850% due 06/09/2015		700	744
Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,344
Bank One Capital
8.750% due 09/01/2030		325	452
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	420	853
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	636
6.500% due 03/10/2021		1,400	1,541
Bear Stearns Cos. LLC
6.400% due 10/02/2017		700	843
BNP Paribas S.A.
0.860% due 04/08/2013		3,100	3,095
BPCE S.A.
2.375% due 10/04/2013		500	502
Capital One Capital
10.250% due 08/15/2039		3,200	3,312
CBA Capital Trust
5.805% due 06/30/2015 (d)		2,900	3,004
Citigroup, Inc.
0.678% due 06/09/2016		900	833
1.285% due 02/15/2013		1,200	1,202
1.906% due 01/13/2014		3,300	3,328
2.438% due 08/13/2013		1,500	1,520
5.000% due 09/15/2014		100	106
5.500% due 04/11/2013		6,000	6,148

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Compass Bank
6.400% due 10/01/2017		$19,800	$20,938
Credit Suisse
2.200% due 01/14/2014		1,200	1,220
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	700	911
Erste Abwicklungsanstalt
1.125% due 09/30/2015		17,500	22,836
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,300	3,613
5.125% due 06/29/2020		600	705
5.875% due 01/14/2015		1,900	2,097
8.125% due 01/21/2014		6,400	6,983
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,300	5,618
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,100	3,285
8.000% due 06/01/2014		2,500	2,762
General Electric Capital Corp.
3.800% due 06/18/2019		300	317
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	1,100	1,314
7.500% due 02/15/2019		$10,000	12,420
GSPA Monetization Trust
6.422% due 10/09/2029		2,517	2,431
HBOS PLC
1.112% due 09/06/2017		900	734
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,212
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	16,808
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		3,900	3,882
ING Bank NV
1.808% due 06/09/2014		1,900	1,907
2.500% due 01/14/2016		800	830
International Lease Finance Corp.
5.625% due 09/20/2013		5,000	5,175
Intesa Sanpaolo SpA
2.831% due 02/24/2014		2,700	2,661
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	1,900	2,445
1.252% due 01/24/2014		$1,400	1,410
5.250% due 05/01/2015		1,000	1,094
6.300% due 04/23/2019		10,000	12,312
Korea Development Bank
4.375% due 08/10/2015		2,500	2,715
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,272
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	158
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	5,800	7,335
6.875% due 11/15/2018		$9,000	10,884
MetLife Capital Trust
7.875% due 12/15/2067		10,700	12,679
Morgan Stanley
1.427% due 04/29/2013		300	300
2.937% due 05/14/2013		7,000	7,070
5.950% due 12/28/2017		500	562
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	1,000	1,740
National City Bank
0.780% due 06/07/2017		$1,100	1,053
Nordea Bank AB
2.125% due 01/14/2014		600	607

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$2,600	$2,946
Pacific LifeCorp
6.000% due 02/10/2020		300	334
Progressive Corp.
6.700% due 06/15/2067		6,400	6,944
Prudential Financial, Inc. CPI Linked Bond
3.660% due 06/10/2013		1,000	1,006
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,375
Rabobank Group
6.875% due 03/19/2020	EUR	7,100	9,626
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		$16,300	17,474
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		100	106
6.990% due 10/05/2017 (d)		900	819
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,600	36,043
Santander International Debt S.A.U.
3.750% due 02/28/2013	EUR	11,300	14,623
SLM Corp.
0.751% due 01/27/2014		$700	680
4.000% due 07/25/2014		5,000	5,084
4.250% due 08/11/2014		3,343	3,449
5.625% due 08/01/2033		700	664
8.000% due 03/25/2020		1,300	1,508
SLM Corp. CPI Linked Bond
3.812% due 01/31/2014		1,000	996
Societe Generale S.A.
1.508% due 04/11/2014		12,900	12,856
5.922% due 04/05/2017 (d)		500	405
State Bank of India
4.500% due 07/27/2015		4,300	4,477
State Street Capital Trust
1.389% due 06/01/2077		4,900	3,648
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		17,100	23,593
Temasek Financial Ltd.
4.300% due 10/25/2019		500	571
UBS AG
7.750% due 09/01/2026		5,000	6,218
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		7,275	7,239
USB Capital
3.500% due 10/29/2012 (d)		300	257
Wachovia Capital Trust
0.955% due 01/15/2027		25	20
Wachovia Corp.
0.635% due 08/01/2013		700	701

			433,984

INDUSTRIALS 4.0%
Altria Group, Inc.
7.750% due 02/06/2014		2,300	2,512
9.700% due 11/10/2018		3,378	4,845
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		7,900	7,959
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,546
Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,849
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		300	391
CSN Islands Corp.
6.875% due 09/21/2019		400	448

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	159

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Resources S.A.
6.500% due 07/21/2020		$2,700	$2,923
CVS Pass-Through Trust
6.943% due 01/10/2030		1,135	1,387
Daimler Finance North America LLC
1.599% due 09/13/2013		2,000	2,014
DCP Midstream LLC
9.700% due 12/01/2013		3,435	3,722
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,185
DISH DBS Corp.
6.625% due 10/01/2014		3,000	3,262
Eaton Vance Corp.
6.500% due 10/02/2017		600	726
Eli Lilly & Co.
4.200% due 03/06/2014		10,000	10,541
General Mills, Inc.
5.250% due 08/15/2013		4,784	4,984
Gerdau Trade, Inc.
5.750% due 01/30/2021		500	545
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,085
7.625% due 04/09/2019		1,000	1,288
Kraft Foods Group, Inc.
6.125% due 08/23/2018		10,000	12,267
Kraft Foods, Inc.
2.625% due 05/08/2013		9,500	9,612
6.875% due 02/01/2038		100	138
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		10,000	11,600
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,045
Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	616
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	173
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	4,122
5.875% due 03/01/2018		800	916
8.375% due 12/10/2018		400	512
PPG Industries, Inc.
6.650% due 03/15/2018		10,000	12,313
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013		2,000	1,993
2.582% due 04/26/2013		3,000	3,011
Time Warner Cable, Inc.
6.200% due 07/01/2013		10,700	11,155
Transocean, Inc.
4.950% due 11/15/2015		2,000	2,191
Union Pacific Corp.
4.163% due 07/15/2022		437	499
Vale Overseas Ltd.
5.625% due 09/15/2019		1,500	1,695
8.250% due 01/17/2034		1,200	1,567
Valero Energy Corp.
9.375% due 03/15/2019		10,000	13,601
Vivendi S.A.
2.400% due 04/10/2015		1,200	1,217

			153,455

UTILITIES 1.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	261
BellSouth Corp.
4.020% due 04/26/2021		8,800	8,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
1.504% due 12/20/2013	$10,000	$10,069
5.150% due 01/15/2013	4,000	4,052
EDF S.A.
5.500% due 01/26/2014	200	212
6.500% due 01/26/2019	200	245
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	800	855
6.212% due 11/22/2016	100	111
8.146% due 04/11/2018	700	856
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	32	36
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	900	932
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	224
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	2,900	2,886
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,803
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	600	642
NV Energy, Inc.
6.250% due 11/15/2020	1,200	1,393
Petroleos Mexicanos
5.500% due 06/27/2044	400	441
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,993
4.750% due 02/16/2021	300	333
Sempra Energy
9.800% due 02/15/2019	10,000	14,121
Southern California Edison Co.
0.839% due 09/15/2014	12,100	12,151
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,900	2,173
Verizon Communications, Inc.
5.250% due 04/15/2013	300	308
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,374

		70,438

Total Corporate Bonds & Notes (Cost $627,848)		657,877

MUNICIPAL BONDS & NOTES 4.5%

ALABAMA 0.5%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	15,300	18,359

CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,006
6.918% due 04/01/2040	490	681
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	500	508
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2026 (a)	12,300	14,975
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,234
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.550% due 04/01/2039	$100	$136
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,059
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	102
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	938
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,997
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	2,225	2,464
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	386
7.618% due 08/01/2040	500	671
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,463
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,053
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,238
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	114
7.021% due 08/01/2040	200	227
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	1,320	1,381
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	85	69
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	303
6.398% due 05/15/2031	300	371
6.548% due 05/15/2048	500	657

		35,165

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 09/15/2023 (a)	2,500	3,153
5.000% due 06/01/2024	3,800	4,740

		7,893

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,137
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	972

		2,109

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	65	64

160	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.0%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	$1,200	$1,373
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

		1,399

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	855
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,405

		5,260

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,714

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,951
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,225
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	5,000	6,181
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	136
6.011% due 06/15/2042	1,000	1,368
6.282% due 06/15/2042	100	118
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2030	6,000	7,162
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	803
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	100	113
5.750% due 11/15/2051	11,800	13,917
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2022	3,300	4,095
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2031	1,000	1,191
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,254
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062 (a)	25,000	25,000

		66,514

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	$6,325	$5,106
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	4,475	5,035

		12,332

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	119

TEXAS 0.2%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
5.000% due 11/01/2021	980	1,133
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	5,076

		6,209

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	5,000	6,144

WASHINGTON 0.3%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	9,400	11,772

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	280	214

Total Municipal Bonds & Notes (Cost $164,156)		175,267

U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
0.567% due 07/25/2037 - 09/25/2042	2,228	2,240
0.597% due 07/25/2037	2,053	2,066
0.617% due 09/25/2035	2,031	2,025
0.627% due 09/25/2035	3,449	3,470
0.667% due 09/25/2035 - 07/25/2041	23,576	23,787
0.817% due 01/25/2051	6,498	6,563
0.875% due 08/28/2017 - 10/26/2017	28,500	28,679
0.937% due 06/25/2037	4,992	5,041
0.947% due 06/25/2040	10,140	10,229
0.957% due 03/25/2040	4,022	4,076
1.250% due 01/30/2017	1,900	1,953
2.053% due 11/01/2035	11	12
2.143% due 09/01/2035	67	70
2.184% due 10/01/2034	6	6
2.280% due 12/01/2033	32	33
2.300% due 03/01/2035	8	8
2.397% due 06/01/2034	300	320
2.500% due 03/01/2022 - 11/01/2027	251,991	265,078
2.676% due 12/01/2033	15	16
2.719% due 07/01/2035	43	46
2.840% due 06/01/2035	91	98

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.870% due 09/01/2027	$1,700	$1,736
3.000% due 10/01/2027 - 11/01/2027	62,000	65,713
3.192% due 06/01/2035	120	129
3.500% due 06/01/2014 - 11/01/2042	289,999	310,982
3.890% due 07/01/2021	2,600	2,963
4.000% due 09/01/2023 - 11/01/2042	85,712	93,294
4.500% due 05/01/2023 - 06/25/2041	18,471	20,255
5.000% due 02/13/2017 - 07/01/2035	37,427	41,136
5.375% due 06/12/2017	300	364
5.500% due 11/01/2021 - 11/01/2042	4,971	5,469
6.000% due 10/01/2026 - 10/01/2042	19,313	21,375
Freddie Mac
0.601% due 03/15/2037	8,238	8,276
0.921% due 08/15/2037	6,978	7,060
0.931% due 10/15/2037	1,642	1,659
0.941% due 05/15/2037 - 09/15/2037	7,448	7,519
1.000% due 06/29/2017 (i)(j)	16,500	16,707
1.000% due 07/28/2017 - 09/29/2017	3,600	3,651
1.250% due 05/12/2017 - 08/01/2019	2,700	2,759
1.750% due 05/30/2019	1,800	1,868
2.375% due 01/13/2022 (i)	12,900	13,564
2.739% due 06/01/2035	128	137
2.947% due 11/01/2034	58	62
3.500% due 08/01/2042 - 10/01/2042	55,526	59,692
3.750% due 03/27/2019	2,500	2,919
4.000% due 12/15/2040 - 07/15/2041	24,632	26,661
5.500% due 08/23/2017 - 10/01/2039	3,441	3,778
6.000% due 08/01/2027 - 04/01/2038	2,049	2,255
Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037	175	200
Small Business Administration
4.430% due 05/01/2029	981	1,090
5.520% due 06/01/2024	10	11

Total U.S. Government Agencies (Cost $1,055,165)		1,079,100

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)(i)(j)	7,600	7,893
3.125% due 11/15/2041 (i)	6,100	6,508
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (j)	20,448	22,327
0.125% due 07/15/2022	1,096	1,199
0.750% due 02/15/2042 (i)(j)	37,314	40,672
1.750% due 01/15/2028 (i)	7,218	9,367
2.000% due 01/15/2026	2,770	3,646
2.125% due 02/15/2040 (i)(j)	16,113	23,597
2.375% due 01/15/2025	21,028	28,592
2.375% due 01/15/2027 (i)(j)	38,515	53,268
2.500% due 01/15/2029 (i)(j)	30,947	44,354
3.625% due 04/15/2028 (i)	2,267	3,603

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	161

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
0.875% due 07/31/2019 (g)(i)(j)		$57,000	$56,497
1.000% due 06/30/2019 (g)(i)(j)		56,300	56,331
1.000% due 08/31/2019		3,900	3,893
1.000% due 09/30/2019 (a)		2,600	2,593
1.125% due 05/31/2019		3,600	3,637
1.500% due 08/31/2018		4,600	4,782
2.625% due 04/30/2018		400	441
2.875% due 03/31/2018		500	558
3.375% due 11/15/2019		400	464
3.625% due 08/15/2019		2,900	3,408
3.625% due 02/15/2020		13,500	15,918

Total U.S. Treasury Obligations (Cost $378,300)			393,548

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		20	19
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	139	179
1.745% due 05/16/2047		2,800	3,668
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049		$2,900	3,345
5.917% due 05/10/2045		300	347
Banc of America Funding Corp.
2.614% due 05/25/2035		31	32
2.929% due 06/25/2034		76	77
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		741	741
Banc of America Mortgage Trust
3.100% due 07/25/2035		4,004	3,722
3.120% due 05/25/2033		106	106
BCRR Trust
5.858% due 07/17/2040		500	596
Bear Stearns Adjustable Rate Mortgage Trust
3.076% due 11/25/2034		219	209
3.399% due 11/25/2034		54	54
3.439% due 12/25/2035		122	124
Bear Stearns Alt-A Trust
3.006% due 09/25/2035		35	28
Chase Mortgage Finance Corp.
5.774% due 09/25/2036		1,671	1,609
6.000% due 12/25/2036		724	741
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		38	35
2.600% due 05/25/2035		60	58
Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		3,800	4,343
Countrywide Alternative Loan Trust
0.407% due 09/25/2046		7,255	4,795
0.497% due 02/25/2037		553	347
Countrywide Home Loan Mortgage Pass-Through Trust
2.657% due 11/25/2034		1,853	1,698
2.722% due 02/20/2035		253	232
2.809% due 02/20/2036		39	34
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		100	111
Deutsche ALT-A Securities, Inc.
0.547% due 02/25/2036		14,492	8,473
Epic Opera PLC
0.998% due 07/28/2016	GBP	979	1,536
European Loan Conduit
0.495% due 05/15/2019	EUR	152	175
Extended Stay America Trust
2.951% due 11/05/2027		$6,567	6,605

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Four Times Square Trust
5.401% due 12/13/2028		$6,900	$8,232
Granite Master Issuer PLC
0.319% due 12/20/2054		1,046	1,025
0.838% due 12/20/2054	GBP	1,046	1,656
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	179	228
1.011% due 09/20/2044	GBP	987	1,563
1.163% due 01/20/2044		160	255
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	115
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,997	6,996
GSR Mortgage Loan Trust
2.647% due 09/25/2035		100	101
5.138% due 11/25/2035		141	141
5.148% due 11/25/2035		4,985	4,562
Harborview Mortgage Loan Trust
0.389% due 12/19/2036		1,007	650
0.439% due 05/19/2035		36	27
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	1,500	1,952
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,415	1,462
4.717% due 02/15/2046		2,700	3,140
5.130% due 01/12/2043		5,442	5,459
5.336% due 05/15/2047		1,700	1,952
JPMorgan Mortgage Trust
5.003% due 02/25/2035		28	29
5.283% due 07/25/2035		2,095	2,112
5.750% due 01/25/2036		174	162
5.831% due 10/25/2036		779	727
Leek Finance Ltd.
0.596% due 12/21/2038		7,080	7,198
MASTR Adjustable Rate Mortgages Trust
2.626% due 07/25/2035		2,264	1,947
Mellon Residential Funding Corp.
0.661% due 12/15/2030		220	220
0.701% due 06/15/2030		3	3
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		142	129
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		120	102
2.552% due 05/25/2033		105	106
5.236% due 09/25/2035		5,425	5,085
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,802
5.485% due 03/12/2051		100	114
Morgan Stanley Capital Trust
4.070% due 05/15/2040		5,348	5,416
5.610% due 04/15/2049		1,430	1,508
5.809% due 12/12/2049		1,700	2,032
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,526	1,596
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		472	433
Residential Accredit Loans, Inc. Trust
0.407% due 09/25/2036		16,453	11,128
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		80	56
2.778% due 02/25/2034		106	108
2.819% due 08/25/2034		158	156
Structured Asset Mortgage Investments, Inc.
0.497% due 02/25/2036		45	30
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		8,518	7,792

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Titan Europe PLC
1.055% due 10/23/2016	GBP	5,694	$8,804
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021		$356	345
5.509% due 04/15/2047		100	115
WaMu Mortgage Pass-Through Certificates
1.348% due 11/25/2042		16	15
2.594% due 10/25/2046		419	373
5.238% due 02/25/2037		2,341	2,155
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		129	130
2.617% due 03/25/2036		164	157
5.403% due 12/25/2036		5,613	5,556

Total Mortgage-Backed Securities (Cost $141,452)			151,196

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
0.277% due 10/25/2036		30	10
ARES CLO Ltd.
0.681% due 02/24/2018		1,624	1,604
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		71	69
Avoca CLO BV
0.833% due 02/18/2022	EUR	2,041	2,536
Bear Stearns Asset-Backed Securities Trust
0.377% due 08/25/2036		$6,330	4,061
Centurion CDO Ltd.
0.817% due 01/30/2016		3,613	3,578
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037		68	66
0.417% due 05/25/2037		10,135	4,085
Cougar CLO PLC
1.029% due 07/15/2020	EUR	10,284	12,745
Countrywide Asset-Backed Certificates
0.697% due 12/25/2031		$4	2
Duane Street CLO Ltd.
0.689% due 11/08/2017		4,806	4,762
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		2,800	2,742
Lafayette CLO Ltd.
1.635% due 09/06/2022		6,500	6,499
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.401% due 04/25/2038		2,055	2,060
Morgan Stanley ABS Capital
0.307% due 01/25/2037		5,493	2,578
Penta CLO S.A.
1.166% due 06/04/2024	EUR	968	1,147
SLM Student Loan Trust
0.512% due 12/15/2023		10,686	13,253
0.951% due 10/25/2017		$1,100	1,099
3.471% due 05/16/2044		1,433	1,513
3.500% due 08/17/2043		2,008	1,952
Structured Asset Securities Corp.
0.387% due 12/25/2036		2,000	1,104
0.537% due 05/25/2037		8,600	5,705
Wind River CLO Ltd.
0.711% due 12/19/2016		2,051	2,006

Total Asset-Backed Securities (Cost $74,896)			75,184

162	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.1%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	$820
5.500% due 07/12/2020 (h)		$2,100	2,499
Canada Housing Trust
3.800% due 06/15/2021	CAD	500	578
Indonesia Government International Bond
7.500% due 01/15/2016		$1,500	1,770
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	19,000	24,511
2.500% due 03/01/2015		4,100	5,243
3.000% due 04/01/2014		700	912
3.000% due 04/15/2015		500	646
3.000% due 11/01/2015		500	644
3.500% due 06/01/2014		900	1,180
3.750% due 12/15/2013		15,000	19,679
3.750% due 08/01/2015		3,200	4,202
3.750% due 04/15/2016		500	656
3.750% due 08/01/2016		300	390
4.250% due 07/01/2014		400	531
4.250% due 08/01/2014		100	133
4.500% due 07/15/2015		1,300	1,739
4.750% due 09/15/2016		300	403
4.750% due 06/01/2017		3,200	4,251
6.000% due 11/15/2014		200	276
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		4,600	5,806
0.000% due 09/30/2014		18,100	22,083
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	541
Mexico Government International Bond
6.250% due 06/16/2016	MXN	18,700	1,524
6.500% due 06/09/2022		19,000	1,613
7.750% due 12/14/2017		16,200	1,420
10.000% due 12/05/2024		4,400	482
Province of British Columbia
3.250% due 12/18/2021	CAD	100	108
4.300% due 06/18/2042		100	122
Province of Ontario
1.650% due 09/27/2019		$2,400	2,413
3.150% due 06/02/2022	CAD	6,600	6,988
4.000% due 10/07/2019		$500	580
4.000% due 06/02/2021	CAD	23,400	26,543
4.200% due 03/08/2018		100	114
4.200% due 06/02/2020		14,300	16,415
4.300% due 03/08/2017		1,400	1,579
4.400% due 06/02/2019		1,200	1,389
4.600% due 06/02/2039		1,000	1,240
5.500% due 06/02/2018		300	361
Province of Quebec
2.750% due 08/25/2021		$10,500	11,017
3.500% due 07/29/2020		200	224
3.500% due 12/01/2022	CAD	2,600	2,795
4.250% due 12/01/2021		3,800	4,349
4.500% due 12/01/2016		100	113
4.500% due 12/01/2017		100	114
4.500% due 12/01/2018		200	231
4.500% due 12/01/2020		500	582
Spain Government International Bond
3.300% due 10/31/2014	EUR	100	128
3.750% due 10/31/2015		39,500	50,221
4.400% due 01/31/2015		1,400	1,834
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$300	322
5.450% due 11/22/2017		700	763

Total Sovereign Issues (Cost $227,595)			235,077

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	24,000	$0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
DG Funding Trust
2.829% due 10/29/2012 (d)	85	634
Farm Credit Bank
10.000% due 12/15/2020 (d)	1,100	1,288

Total Preferred Securities (Cost $2,037)		1,922

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 35.2%

CERTIFICATES OF DEPOSIT 2.2%
Banco do Brasil S.A.
0.000% due 06/28/2013	$4,300	4,285
Dexia Credit Local
1.650% due 09/12/2013	34,900	34,883
1.700% due 09/06/2013	36,800	36,799
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	5,400	5,392
1.000% due 11/06/2012	3,700	3,694

		85,053

COMMERCIAL PAPER 0.9%
Duke Energy Corp.
0.470% due 10/15/2012	300	300
Ford Motor Credit Co.
1.200% due 11/02/2012	3,000	2,997
1.200% due 11/08/2012	400	399
Kinder Morgan Energy Partners LP
0.500% due 10/01/2012	20,800	20,800
Santander Commercial Paper S.A
2.200% due 04/02/2013	2,300	2,274
3.100% due 10/01/2013	9,200	8,912

		35,682

REPURCHASE AGREEMENTS 3.1%
Banc of America Securities LLC
0.220% due 10/01/2012	8,300	8,300
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $8,472. Repurchase proceeds are $8,300.)
Goldman Sachs Group, Inc.
0.210% due 10/01/2012	4,100	4,100
(Dated 09/28/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $4,253. Repurchase proceeds are $4,100.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012	36,200	36,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.250% due 03/31/2017 valued at $36,458. Repurchase proceeds are $36,201)
0.280% due 10/01/2012	2,200	2,200
(Dated 09/28/2012. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $2,254. Repurchase proceeds are $2,200)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		$68,100	$68,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% - 4.375% due 11/15/2039 - 02/15/2042 valued at $69,022. Repurchase proceeds are $68,102.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		283	283
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $292. Repurchase proceeds are $283.)

			119,183

SHORT-TERM NOTES 0.3%
Banco Bradesco S.A.
1.748% due 04/02/2013		12,800	12,686

ITALY TREASURY BILLS 0.2%
1.337% due 02/28/2013 (b)	EUR	7,500	9,586

MEXICO TREASURY BILLS 1.3%
4.333% due 11/22/2012 - 11/29/2012 (b)	MXN	633,400	48,861

SPAIN TREASURY BILLS 1.5%
1.321% due 06/21/2013 - 09/20/2013 (b)	EUR	43,700	54,864

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 25.7%
PIMCO Short-Term Floating NAV Portfolio		86,421,660	866,204
PIMCO Short-Term Floating NAV Portfolio III		12,818,246	128,221

			994,425

Total Short-Term Instruments (Cost $1,359,318)			1,360,340

PURCHASED OPTIONS (l) 0.0%
(Cost $90)			41

Total Investments 106.9% (Cost $4,031,143)			$4,129,818

Written Options (m) (0.0%) (Premiums $2,663)			(1,162)

Other Assets and Liabilities (Net) (6.9%)			(263,924)

Net Assets 100.0%			$3,864,732

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	163

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $28,176 at a weighted average interest rate of 0.209%.
(g)	Securities with an aggregate market value of $4,696 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $595 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPM	(0.500%)	08/10/2012	08/08/2014	$615	$(615)

(i)	Securities with an aggregate market value of $180,373 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	35	$10
90-Day Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2014	59	6
90-Day Eurodollar June Futures	Long	06/2015	1,492	714
90-Day Eurodollar March Futures	Long	03/2015	371	372
90-Day Eurodollar September Futures	Long	09/2015	48	72
E-mini S&P 500 Index December Futures	Short	12/2012	45,351	13,375
Euro-Bund 10-Year Bond December Futures	Short	12/2012	34	(299)
S&P 500 Index December Futures	Short	12/2012	1,492	5,877

				$20,127

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $15,049 and cash of $61 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$28,704	$(591)	$(1,775)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	30,393	(240)	(1,478)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	117,100	(544)	45

					$(1,375)	$(3,208)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	80,400	$(3,128)	$(5,207)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	13,000	130	179

						$(2,998)	$(5,028)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	06/20/2017	0.499%	$	4,900	$116	$53	$63
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		9,000	224	189	35
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.139%		1,600	(10)	(41)	31
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%		1,400	(9)	(35)	26

164	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%	$	2,400	$(2)	$(23)	$21
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		500	5	(7)	12
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		1,500	14	(15)	29
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		4,900	(5)	(46)	41
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		300	3	(8)	11
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		500	4	(7)	11
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		400	4	(11)	15
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		1,100	10	(11)	21
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.738%		16,300	142	(92)	234
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		1,700	16	(19)	35
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		13,000	118	(177)	295
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		5,700	(5)	(78)	73
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.662%		500	5	(5)	10
Brazil Government International Bond	MYC	1.950%	08/20/2016	0.865%		500	22	0	22
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	BOA	1.000%	06/20/2015	0.391%		900	15	15	0
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		300	6	4	2
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		700	12	8	4
China Government International Bond	BRC	1.000%	06/20/2016	0.564%		17,700	291	230	61
China Government International Bond	CBK	1.000%	06/20/2015	0.391%		200	3	3	0
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		1,100	18	11	7
China Government International Bond	JPM	1.000%	06/20/2016	0.564%		2,300	38	24	14
China Government International Bond	RYL	1.000%	06/20/2015	0.391%		400	7	7	0
China Government International Bond	UAG	1.000%	06/20/2016	0.564%		1,100	18	12	6
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		2,100	18	(13)	31
France Government Bond	BRC	0.250%	03/20/2016	0.688%		800	(12)	(30)	18
France Government Bond	DUB	0.250%	03/20/2016	0.688%		400	(6)	(16)	10
France Government Bond	HUS	0.250%	09/20/2016	0.835%		300	(6)	(11)	5
France Government Bond	MYC	0.250%	03/20/2016	0.688%		500	(7)	(17)	10
France Government Bond	RYL	0.250%	12/20/2015	0.597%		700	(8)	(14)	6
France Government Bond	RYL	0.250%	03/20/2016	0.688%		500	(8)	(17)	9
France Government Bond	UAG	0.250%	03/20/2016	0.688%		400	(6)	(16)	10
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		3,000	1	(59)	60
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.286%		800	6	0	6
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		3,900	339	139	200
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.337%		700	(11)	(21)	10
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.337%		1,900	(29)	(57)	28
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%		900	(14)	(28)	14
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		300	5	4	1
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		3,000	33	(6)	39
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		400	5	(1)	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		700	12	6	6
Japan Government International Bond	JPM	1.000%	06/20/2017	0.767%		2,700	30	(5)	35
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		3,000	34	14	20
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		300	(3)	(9)	6
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.367%		1,700	(20)	(36)	16
MetLife, Inc.	BOA	1.000%	12/20/2015	1.496%		4,200	(64)	(203)	139
MetLife, Inc.	CBK	1.000%	12/20/2015	1.496%		2,300	(36)	(84)	48
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		3,700	(44)	(238)	194
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		5,800	(69)	(344)	275
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		300	4	(4)	8
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%		2,000	(49)	(86)	37
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		7,200	26	(40)	66
Mexico Government International Bond	BPS	1.000%	09/20/2022	1.392%		1,200	(41)	(57)	16
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		800	10	(18)	28
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		2,600	10	(24)	34
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		500	7	(11)	18
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%		700	8	(11)	19
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		5,800	21	(35)	56
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		3,000	11	(24)	35
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.441%		2,200	(30)	(64)	34
Republic of Germany	BOA	0.250%	09/20/2016	0.347%		9,200	(34)	(165)	131
Republic of Germany	BOA	0.250%	06/20/2017	0.465%		8,000	(80)	(254)	174
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		6,300	(63)	(183)	120
Republic of Korea	CBK	1.000%	06/20/2017	0.755%		1,500	17	(15)	32
Republic of Korea	DUB	1.000%	06/20/2017	0.755%		1,300	15	(15)	30
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		900	10	(9)	19
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		3,200	37	(33)	70
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.296%	EUR	2,100	(5)	(4)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	165

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%	$	2,300	$60	$40	$20
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		300	8	6	2
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		2,400	60	55	5
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		600	13	3	10
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		300	7	5	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		2,700	56	5	51
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		800	21	14	7

							$1,312	$(2,026)	$3,338

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016	EUR	500	$8	$9	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	7,900	$694	$995	$(301)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		3,600	316	434	(118)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	536	718	(182)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		700	61	80	(19)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		2,600	228	300	(72)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		2,900	290	386	(96)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		800	79	104	(25)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,200	120	156	(36)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,254	2	0	2
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		289	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		579	9	0	9
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		300	(18)	(17)	(1)

						$2,322	$3,156	$(834)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	2,200	$3	$1	$2
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,200	6	2	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	8	1	7
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		13,000	11	1	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		50,000	45	(24)	69
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		19,000	17	(7)	24
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		15,000	14	(9)	23
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		9,000	(18)	(3)	(15)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		19,000	19	(10)	29
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		298,000	302	(99)	401

							$407	$(147)	$554

166	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(l)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index December Futures	1,800.000	12/20/2012	3,240	$89	$41

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 2.500% due 02/01/2027	RYM	$	92.500	12/11/2012	$	10,000	$1	$0

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	30,500	$174	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		35,500	134	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		11,000	49	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		16,800	119	(5)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		76,200	212	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		15,000	30	(36)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,000	76	(37)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,300	17	(22)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,300	17	(2)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		5,800	20	(36)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		5,800	20	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,800	8	(24)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		5,800	5	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		3,300	31	(84)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		3,300	64	(4)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,600	18	(23)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,600	18	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		15,400	25	(37)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		15,400	43	(21)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,300	31	(42)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		10,300	31	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		12,100	42	(76)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		12,100	42	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		33,200	181	(82)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		5,000	47	(127)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		5,000	97	(7)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		27,700	46	(112)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		11,400	36	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		16,300	33	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		11,800	60	(29)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		20,800	154	(27)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,400	26	(34)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		8,400	26	(3)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	4,300	19	(17)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		4,300	27	(28)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		1,300	6	(5)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,300	8	(8)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	7,000	6	(20)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		7,000	29	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		4,600	4	(13)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		4,600	19	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		11,300	21	(32)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		11,300	21	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		10,500	18	(30)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		10,500	30	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		5,500	41	(44)

								$2,181	$(1,080)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	167

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(20)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(44)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(5)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(13)

						$482	$(82)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$804,900	EUR	0	$6,368
Sales	410	406,000		11,200	1,524
Closing Buys	(410)	(609,400)		0	(5,229)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$601,500	EUR	11,200	$2,663

(n)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2027	$3,000	$3,206	$(3,210)
Fannie Mae	5.000%	11/01/2042	24,000	26,167	(26,160)

				$29,373	$(29,370)

(o)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	1,507	$	1,904	BPS	$0	$(32)	$(32)
10/2012		49,877		62,765	BRC	0	(1,329)	(1,329)
10/2012		50,391		65,258	CBK	592	(89)	503
10/2012		15		19	DUB	0	(1)	(1)
10/2012		21		26	HUS	0	(1)	(1)
10/2012		45,370		58,158	JPM	57	(202)	(145)
10/2012		115		147	RYL	1	(2)	(1)
10/2012		22,591		28,317	UAG	0	(714)	(714)
10/2012	GBP	664		1,048	DUB	0	(24)	(24)
10/2012		12,790		20,227	GLM	0	(426)	(426)
10/2012		596		965	JPM	3	0	3
10/2012	$	60,042	EUR	46,725	BOA	2	0	2
10/2012		50,693		39,389	BPS	0	(77)	(77)
10/2012		54,004		41,676	CBK	0	(448)	(448)
10/2012		54,330		42,097	JPM	0	(234)	(234)
10/2012		22,750	GBP	14,050	HUS	0	(62)	(62)
11/2012	EUR	46,725	$	60,061	BOA	0	(1)	(1)
11/2012		56,524		72,736	BPS	78	0	78
11/2012		50		64	BRC	0	0	0
11/2012		41,676		54,020	CBK	448	0	448
11/2012		42,097		54,347	JPM	234	0	234
11/2012		1,967		2,549	UAG	20	0	20
11/2012	GBP	14,050		22,747	HUS	61	0	61
11/2012	MXN	459,045		34,529	UAG	0	(930)	(930)
11/2012	$	143	GBP	88	UAG	0	(1)	(1)
12/2012	CAD	33,842	$	34,940	CBK	578	0	578
12/2012		30,495		31,227	DUB	263	0	263
12/2012	JPY	839,497		10,712	BRC	0	(52)	(52)
12/2012	MXN	73,557		5,433	HUS	0	(247)	(247)
12/2012		9,471		700	UAG	0	(31)	(31)
12/2012	$	100	BRL	205	BRC	0	0	0
12/2012		5,100		10,454	HUS	18	0	18
12/2012		500		1,020	MSC	0	0	0
12/2012		8,000		16,359	UAG	9	0	9
12/2012		2,602	CAD	2,546	CBK	0	(17)	(17)
12/2012		100	MXN	1,325	GLM	2	0	2
12/2012		29		388	JPM	1	0	1

168	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	2,400	MXN	31,840	MSC	$58	$0	$58
12/2012		5,930		77,235	UAG	52	(19)	33
01/2013	EUR	900	$	1,116	DUB	0	(42)	(42)
01/2013		6,100		7,496	UAG	0	(353)	(353)
02/2013	CNY	24,664		3,910	BRC	29	0	29
02/2013		15,737		2,500	FBF	24	0	24
02/2013		44,838		7,100	UAG	45	0	45
02/2013	EUR	2,600		3,331	BPS	0	(16)	(16)
02/2013		4,000		5,036	UAG	0	(113)	(113)
02/2013	$	7,519	CNY	47,621	CBK	0	(27)	(27)
02/2013		2,000		12,620	GST	0	(14)	(14)
02/2013		3,939		25,000	HUS	0	(5)	(5)
09/2013	EUR	200	$	251	BOA	0	(6)	(6)
09/2013		3,638		4,701	UAG	50	(41)	9
12/2013		27,500		34,710	BOA	0	(798)	(798)
04/2014		100		126	BPS	0	(3)	(3)
04/2014		600		760	CBK	0	(15)	(15)
06/2014		100		126	BPS	0	(3)	(3)
06/2014		800		1,014	FBF	0	(20)	(20)
07/2014		100		126	BPS	0	(3)	(3)
08/2014		100		126	BPS	0	(3)	(3)

						$2,625	$(6,401)	$(3,776)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$266	$0	$266
Corporate Bonds & Notes
Banking & Finance	0	429,642	4,342	433,984
Industrials	0	153,455	0	153,455
Utilities	0	70,438	0	70,438
Municipal Bonds & Notes
Alabama	0	18,359	0	18,359
California	0	35,165	0	35,165
Connecticut	0	7,893	0	7,893
Illinois	0	2,109	0	2,109
Iowa	0	64	0	64
Louisiana	0	1,399	0	1,399
Nevada	0	5,260	0	5,260
New Jersey	0	1,714	0	1,714
New York	0	66,514	0	66,514
Ohio	0	12,332	0	12,332
Tennessee	0	119	0	119
Texas	0	6,209	0	6,209
Virginia	0	6,144	0	6,144
Washington	0	11,772	0	11,772
West Virginia	0	214	0	214
U.S. Government Agencies	0	1,079,100	0	1,079,100
U.S. Treasury Obligations	0	393,548	0	393,548
Mortgage-Backed Securities	0	151,196	0	151,196
Asset-Backed Securities	0	66,149	9,035	75,184
Sovereign Issues	0	235,077	0	235,077
Preferred Securities
Banking & Finance	0	1,288	634	1,922
Short-Term Instruments
Certificates of Deposit	0	85,053	0	85,053

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Commercial Paper	$11,186	$24,496	$0	$35,682
Repurchase Agreements	0	119,183	0	119,183
Short-Term Notes	0	0	12,686	12,686
Italy Treasury Bills	0	9,586	0	9,586
Mexico Treasury Bills	0	48,861	0	48,861
Spain Treasury Bills	0	54,864	0	54,864
PIMCO Short-Term Floating NAV Portfolios	994,425	0	0	994,425
Purchased Options
Equity Contracts	41	0	0	41
	$1,005,652	$3,097,469	$26,697	$4,129,818

Short Sales, at value	$0	$(29,370)	$0	$(29,370)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,400	0	3,400
Equity Contracts	19,252	0	0	19,252
Foreign Exchange Contracts	0	2,625	0	2,625
Interest Rate Contracts	1,174	748	0	1,922
	$20,426	$6,773	$0	$27,199

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,105)	0	(4,105)
Foreign Exchange Contracts	0	(6,401)	0	(6,401)
Interest Rate Contracts	(299)	(6,302)	(82)	(6,683)
	$(299)	$(16,808)	$(82)	$(17,189)

Totals	$1,025,779	$3,058,064	$26,615	$4,110,458

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	169

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,319	$0	$(15)	$(6)	$0	$44	$0	$0	$4,342	$44
U.S. Government Agencies	17,022	(17,029)	0	0	0	7	0	0	0	0
Asset-Backed Securities	4,215	9,056	(742)	17	20	47	0	(3,578)	9,035	(20)
Convertible Preferred Securities
Industrials	6	0	0	0	0	(6)	0	0	0	(6)
Preferred Securities
Banking & Finance	637	0	0	0	0	(3)	0	0	634	(3)
Short-Term Instruments
Short-Term Notes	0	12,637	0	53	0	(4)	0	0	12,686	(4)

	$26,199	$4,664	$(757)	$64	$20	$85	$0	$(3,578)	$26,697	$11

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(94)	$0	$0	$0	$0	$12	$0	$0	$(82)	$12

Totals	$26,105	$4,664	$(757)	$64	$20	$97	$0	$(3,578)	$26,615	$23

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,911	Benchmark Pricing	Base Price	100.63
	2,431	Third Party Vendor	Broker Quote	96.60
Asset-Backed Securities	9,035	Benchmark Pricing	Base Price	96.85-99.99
Preferred Securities
Banking & Finance	634	Benchmark Pricing	Base Price	0.75
Short-Term Instruments
Short-Term Notes	12,686	Benchmark Pricing	Base Price	99.15

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(82)	Indicative Market Quotations	Broker Quote	0.14-0.21

Total	$26,615

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$41	$0	$0	$41
Variation margin receivable on financial derivative instruments (2)	0	52	16,841	0	371	17,264
Unrealized appreciation on foreign currency contracts	0	0	0	2,625	0	2,625
Unrealized appreciation on OTC swap agreements	0	3,355	0	0	569	3,924

	$0	$3,407	$16,882	$2,625	$940	$23,854

170	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,162	$1,162
Variation margin payable on financial derivative instruments (2)	0	38	0	0	3	41
Unrealized depreciation on foreign currency contracts	0	0	0	6,401	0	6,401
Unrealized depreciation on OTC swap agreements	0	852	0	0	15	867

	$0	$890	$0	$6,401	$1,180	$8,471

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(223)	$0	$(20)	$(243)
Net realized gain (loss) on futures contracts	0	0	(160,399)	0	3,215	(157,184)
Net realized gain on written options	0	0	0	0	5,229	5,229
Net realized gain (loss) on swaps	0	(605)	0	0	4,557	3,952
Net realized (loss) on foreign currency transactions	0	0	0	(6,716)	0	(6,716)

	$0	$(605)	$(160,622)	$(6,716)	$12,981	$(154,962)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$19	$0	$(1)	$18
Net change in unrealized appreciation on futures contracts	0	0	58,087	0	700	58,787
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,127)	(3,127)
Net change in unrealized appreciation (depreciation) on swaps	0	603	0	0	(12,090)	(11,487)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(847)	0	(847)

	$0	$603	$58,106	$(847)	$(14,518)	$43,344

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $20,127 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(8,236) as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,102)	$1,414	$312
BPS	(70)	0	(70)
BRC	(279)	418	139
CBK	1,206	(1,320)	(114)
DUB	512	(330)	182
FBF	150	(210)	(60)
GLM	(557)	632	75
GST	16	0	16
HUS	568	(730)	(162)
JPM	131	0	131
MSC	58	0	58
MYC	409	(520)	(111)
RYL	(2)	0	(2)
SOG	56	0	56
UAG	(1,985)	2,231	246

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	171

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of twelve funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

172	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	173

Notes to Financial Statements (Cont.)

take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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September 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

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Notes to Financial Statements (Cont.)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental

176	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedules of Investments.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(g) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

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(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements (Cont.)

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of

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income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon

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Notes to Financial Statements (Cont.)

entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly

182	PIMCO EQUITY-RELATED STRATEGY FUNDS

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over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

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Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special

Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory  Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO EM Fundamental IndexPLUS® TR Strategy, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS® TR, PIMCO International Fundamental IndexPLUS® TR Strategy and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Funds.

(b) Supervisory and Administrative  Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	0.85%	0.40%	0.50%	0.40%	N/A	N/A
PIMCO Fundamental Advantage Total Return Strategy Fund	0.64%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Fundamental IndexPLUS® TR Fund	0.54%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	0.59%	0.25%	N/A	N/A	N/A	N/A
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Small Cap StocksPLUS® TR Fund	0.44%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	0.59%	0.25%	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	N/A	N/A	N/A	N/A

184	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO StocksPLUS® Total Return Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO StocksPLUS® TR Short Strategy Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	185

Notes to Financial Statements (Cont.)

PIMCO has agreed to waive a portion of the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	$18

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	$527,430	$279,482
PIMCO Fundamental Advantage Total Return Strategy Fund	128,689	588,706
PIMCO Fundamental IndexPLUS® TR Fund	27,933	9,473
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	23,544	1,206
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	83,041	19,099
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	107	0
PIMCO Small Cap StocksPLUS® TR Fund	7,801	3,297
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	3,130	0
PIMCO StocksPLUS® Fund	58,406	26,680
PIMCO StocksPLUS® Long Duration Fund	32,105	0
PIMCO StocksPLUS® Total Return Fund	23,714	2,640
PIMCO StocksPLUS® TR Short Strategy Fund	382,382	110,339

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV

186	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	$366,125	$3,659,181	$(3,592,100)	$72	$1	$433,279	$581
PIMCO Fundamental Advantage Total Return Strategy Fund	15,705	944,575	(510,801)	27	9	449,515	175
PIMCO Fundamental IndexPLUS® TR Fund	114	485,792	(427,000)	18	1	58,925	92
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	327,830	1,709,211	(2,007,400)	63	(25)	29,679	411
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	110,731	710,338	(737,800)	9	0	83,278	138
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,520	2,405	(900)	0	1	5,026	6
PIMCO Small Cap StocksPLUS® TR Fund	7,148	177,944	(150,800)	7	0	34,299	44
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	92,784	208,964	(301,700)	9	0	57	65
PIMCO StocksPLUS® Fund	317,156	350,038	(655,899)	52	(30)	11,317	137
PIMCO StocksPLUS® Long Duration Fund	75,800	193,822	(170,600)	39	(22)	99,039	122
PIMCO StocksPLUS® Total Return Fund	16,403	223,193	(155,200)	7	7	84,410	93
PIMCO StocksPLUS® TR Short Strategy Fund	67,435	1,907,805	(1,109,100)	61	3	866,204	336

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	$0	$409,126	$(114,600)	$2	$(20)	$294,508	$326
PIMCO Fundamental Advantage Total Return Strategy Fund	0	98,580	(5,900)	1	(11)	92,670	80
PIMCO Fundamental IndexPLUS® TR Fund	0	56,151	0	0	(6)	56,145	50
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	0	471,491	(143,400)	36	(6)	328,121	491
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0	84,991	(33,900)	(5)	(4)	51,082	91
PIMCO Small Cap StocksPLUS® TR Fund	0	22,719	0	0	(2)	22,717	19
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	0	66,051	(38,400)	0	(6)	27,645	50
PIMCO StocksPLUS® Fund	0	154,850	(121,800)	(6)	1	33,045	51
PIMCO StocksPLUS® Total Return Fund	0	54,738	(19,200)	0	(3)	35,535	38
PIMCO StocksPLUS® TR Short Strategy Fund	0	195,222	(67,000)	14	(15)	128,221	129

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	187

Notes to Financial Statements (Cont.)

capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	$15,670,625	$16,880,373	$1,418,385	$456,861
PIMCO Fundamental Advantage Total Return Strategy Fund	4,888,273	5,629,131	300,418	246,434
PIMCO Fundamental IndexPLUS® TR Fund	3,066,682	2,968,025	273,891	30,745
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	7,698,457	6,233,165	1,002,983	106,626
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,102,588	4,488,106	189,535	39,936
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	520,926	542,169	26,448	27,700
PIMCO Small Cap StocksPLUS® TR Fund	1,500,673	1,501,524	51,925	28,385
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	878,455	843,604	62,648	13,049
PIMCO StocksPLUS® Fund	1,940,113	2,257,894	209,963	112,223
PIMCO StocksPLUS® Long Duration Fund	243,249	153,840	176,243	28,367
PIMCO StocksPLUS® Total Return Fund	1,428,680	1,299,789	191,251	28,768
PIMCO StocksPLUS® TR Short Strategy Fund	4,717,639	4,318,012	891,197	251,167

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

188	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	$6,402,033	$208,131	$(11,962)	$196,169
PIMCO Fundamental Advantage Total Return Strategy Fund	2,509,084	83,511	(7,169)	76,342
PIMCO Fundamental IndexPLUS® TR Fund	1,349,528	29,111	(4,706)	24,405
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,228,388	55,014	(3,221)	51,793
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,165,682	33,257	(2,810)	30,447
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	240,222	7,295	(4,356)	2,939
PIMCO Small Cap StocksPLUS® TR Fund	584,287	18,899	(1,833)	17,066
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	513,951	13,158	(321)	12,837
PIMCO StocksPLUS® Fund	1,098,018	17,240	(8,456)	8,784
PIMCO StocksPLUS® Long Duration Fund	749,502	72,743	(1,726)	71,017
PIMCO StocksPLUS® Total Return Fund	882,509	23,005	(2,651)	20,354
PIMCO StocksPLUS® TR Short Strategy Fund	4,032,019	103,348	(5,549)	97,799

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	189

Notes to Financial Statements (Cont.)

14. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (1)(11)				PIMCO Fundamental Advantage Total Return Strategy Fund (2)(11)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	88,251	$823,064	246,223	$2,407,304	244,521	$1,035,847	506,222	$2,175,252
Class P	1,386	13,713	2,137	22,287	3,168	12,976	8,012	34,357
Administrative Class	1	10	0	0	0	0	0	0
Class D	0	0	0	0	1,160	4,723	11,204	46,704
Class A	0	0	0	0	2,996	12,311	12,232	52,382
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	800	3,279	3,228	13,971
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,382	24,945	11,607	106,652	1,318	5,534	50,848	210,766
Class P	5	51	7	61	21	86	440	1,781
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	10	42	1,172	4,712
Class A	0	0	0	0	19	79	1,713	6,901
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	372	1,503
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(2,329)	(22,469)	(6,082)	(58,839)	(117,197)	(479,929)	(1,241,557)	(5,249,560)
Class P	(612)	(6,042)	(1,875)	(17,986)	(2,738)	(11,447)	(6,622)	(27,485)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(4,076)	(16,494)	(19,638)	(80,582)
Class A	0	0	0	0	(5,850)	(23,732)	(18,746)	(77,124)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,291)	(5,309)	(4,309)	(17,942)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	89,084	$833,272	252,017	$2,459,479	122,861	$537,966	(695,429)	$(2,904,364)

190	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO Fundamental IndexPLUS® TR Fund (3)				PIMCO International Fundamental IndexPLUS® TR Strategy Fund (4)(11)				PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (1)
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 09/30/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

52,071	$303,140	168,455	$881,803	154,819	$1,673,431	109,795	$1,215,285	885	$5,492	158,679	$947,767
6,873	40,698	4,827	26,780	0	0	0	0	2,168	13,589	496	3,051
2,758	15,901	353	1,982	0	0	0	0	0	0	0	0
20,119	115,160	18,058	100,620	0	0	0	0	825	5,027	3,725	22,392
10,055	57,652	17,236	95,141	0	0	0	0	344	2,124	1,185	7,514
0	0	0	0	0	0	0	0	0	0	0	0
4,192	22,883	3,974	21,496	0	0	0	0	66	383	349	2,188
0	0	0	0	0	0	0	0	0	0	0	0

4,212	24,812	9,115	49,225	1,949	22,484	859	9,710	441	2,920	3,744	21,057
258	1,518	294	1,608	0	0	0	0	7	49	1	4
73	442	13	76	0	0	0	0	0	0	0	0
1,225	7,034	1,549	8,370	0	0	0	0	3	18	47	257
914	5,221	1,518	8,192	0	0	0	0	2	11	41	227
0	0	0	0	0	0	0	0	0	0	0	0
345	1,894	507	2,642	0	0	0	0	0	0	12	63
0	0	0	0	0	0	0	0	0	0	0	0

(7,875)	(45,961)	(153,149)	(823,226)	0	0	0	0	(272)	(1,620)	(74,476)	(422,412)
(1,324)	(7,806)	(2,409)	(12,949)	0	0	0	0	(469)	(2,815)	(45)	(262)
(183)	(1,026)	(3)	(17)	0	0	0	0	0	0	0	0
(3,789)	(21,503)	(17,748)	(93,269)	0	0	0	0	(1,833)	(10,778)	(1,238)	(7,139)
(4,459)	(25,250)	(13,616)	(72,506)	0	0	0	0	(206)	(1,182)	(1,062)	(6,180)
0	0	0	0	0	0	0	0	0	0	0	0
(992)	(5,422)	(1,968)	(10,145)	0	0	0	0	(100)	(564)	(168)	(942)
0	0	0	0	0	0	0	0	0	0	0	0

84,473	$489,387	37,006	$185,823	156,768	$1,695,915	110,654	$1,224,995	1,861	$12,654	91,290	$567,585

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	191

Notes to Financial Statements (Cont.)

	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (5)(12)				PIMCO Small Cap StocksPLUS® TR Fund (6)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,155	$21,064	18,537	$117,822	6,147	$48,301	67,801	$450,917
Class P	37	241	1	10	1,604	12,854	1,654	12,999
Administrative Class	0	0	0	0	0	0	0	0
Class D	3,449	22,469	1,880	12,144	5,380	41,686	9,783	73,404
Class A	1,491	9,768	1,165	7,894	4,232	32,892	6,125	44,424
Class B	3	21	26	173	0	0	0	0
Class C	360	2,224	370	2,314	1,130	8,365	1,888	13,574
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	926	6,212	1,420	9,359	525	4,185	1,271	8,769
Class P	1	8	0	0	29	235	18	129
Administrative Class	0	0	0	0	0	0	0	0
Class D	222	1,456	199	1,302	210	1,648	550	3,849
Class A	125	817	171	1,119	151	1,194	359	2,507
Class B	4	29	16	103	0	0	0	0
Class C	37	233	66	413	45	339	116	775
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(318)	(2,054)	(20,447)	(140,188)	(707)	(5,507)	(71,872)	(508,320)
Class P	(2)	(13)	0	0	(195)	(1,493)	(1,259)	(9,589)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(489)	(3,201)	(4,586)	(30,781)	(4,676)	(35,177)	(11,205)	(78,243)
Class A	(340)	(2,186)	(2,802)	(18,845)	(2,161)	(16,450)	(7,300)	(51,595)
Class B	(45)	(278)	(234)	(1,488)	0	0	0	0
Class C	(154)	(944)	(1,034)	(6,594)	(606)	(4,445)	(1,391)	(9,355)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	8,462	$55,866	(5,252)	$(45,243)	11,108	$88,627	(3,462)	$(45,755)

192	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund (7)(11)				PIMCO StocksPLUS® Fund (8)(13)				PIMCO StocksPLUS® Long Duration Fund (9)
Six Months Ended 09/30/2012		Period from 09/30/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

48	$599	31,501	$353,301	9,547	$81,952	95,783	$769,124	26,509	$233,127	6,768	$51,668
0	0	0	0	849	7,164	290	2,492	0	0	0	0
0	0	0	0	40	344	60	476	0	0	0	0
0	0	0	0	5,449	45,454	662	5,219	0	0	0	0
0	0	0	0	1,429	11,874	3,982	31,492	0	0	0	0
0	0	0	0	4	34	43	341	0	0	0	0
0	0	0	0	378	3,024	1,064	8,251	0	0	0	0
0	0	0	0	153	1,293	176	1,399	0	0	0	0

1,466	17,786	2,107	24,028	1,915	16,685	18,092	143,681	1,441	12,823	5,863	43,878
0	0	0	0	6	53	16	126	0	0	0	0
0	0	0	0	10	85	45	343	0	0	0	0
0	0	0	0	81	697	84	644	0	0	0	0
0	0	0	0	131	1,096	852	6,502	0	0	0	0
0	0	0	0	2	17	39	287	0	0	0	0
0	0	0	0	79	642	568	4,202	0	0	0	0
0	0	0	0	5	45	35	272	0	0	0	0

(15)	(180)	(9)	(93)	(65,168)	(555,364)	(95,889)	(763,023)	(4,237)	(37,193)	(18,274)	(137,285)
0	0	0	0	(655)	(5,509)	(285)	(2,415)	0	0	0	0
0	0	0	0	(34)	(290)	(89)	(711)	0	0	0	0
0	0	0	0	(237)	(1,953)	(1,248)	(9,438)	0	0	0	0
0	0	0	0	(1,978)	(15,954)	(4,587)	(36,245)	0	0	0	0
0	0	0	0	(143)	(1,123)	(449)	(3,517)	0	0	0	0
0	0	0	0	(600)	(4,764)	(1,686)	(13,038)	0	0	0	0
0	0	0	0	(57)	(498)	(204)	(1,653)	0	0	0	0
1,499	$18,205	33,599	$377,236	(48,794)	$(414,996)	17,354	$144,811	23,713	$208,757	(5,643)	$(41,739)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	193

Notes to Financial Statements (Cont.)

September 30, 2012 (Unaudited)

	PIMCO StocksPLUS® Total Return Fund				PIMCO StocksPLUS® TR Short Strategy Fund (10)(14)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,998	$45,646	42,301	$308,110	582,249	$2,146,451	447,573	$1,803,207
Class P	2,601	22,972	1,211	10,195	19,692	75,488	20,858	87,082
Administrative Class	0	0	0	0	0	0	0	0
Class D	25,647	226,051	10,419	86,404	9,800	36,488	42,577	178,377
Class A	5,561	49,176	7,639	60,314	24,367	88,509	70,718	296,535
Class B	17	144	35	277	0	0	0	0
Class C	1,900	16,226	1,756	13,564	2,902	10,451	5,988	24,547
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	385	3,447	1,231	9,649	5,760	21,304	9,902	39,887
Class P	33	299	14	114	193	720	222	875
Administrative Class	0	0	0	0	0	0	0	0
Class D	485	4,326	457	3,665	165	602	678	2,693
Class A	160	1,414	356	2,833	225	825	1,229	4,858
Class B	2	12	10	77	0	0	0	0
Class C	41	347	94	721	27	98	172	659
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(521)	(4,643)	(46,550)	(359,222)	(18,966)	(72,322)	(375,781)	(1,677,281)
Class P	(323)	(2,845)	(917)	(7,717)	(7,800)	(29,337)	(13,271)	(54,624)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(3,147)	(27,426)	(11,203)	(84,512)	(8,718)	(32,326)	(43,047)	(175,568)
Class A	(2,481)	(21,394)	(8,441)	(64,578)	(24,783)	(92,345)	(75,170)	(306,500)
Class B	(110)	(919)	(352)	(2,709)	0	0	0	0
Class C	(463)	(3,849)	(1,315)	(9,886)	(2,061)	(7,509)	(4,863)	(19,171)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	34,785	$308,984	(3,255)	$(32,701)	583,052	$2,147,097	87,785	$205,576

(1)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 88% of the Fund.
(2)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 87% of the Fund.
(3)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 13% of the Fund.
(4)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 98% of the Fund.
(5)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 43% of the Fund.
(6)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 18% of the Fund.
(7)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 97% of the Fund.
(8)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 52% of the Fund.
(9)	As of September 30, 2012, 4 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 68% of the Fund.
(10)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 87% of the Fund.
(11)

The PIMCO All Asset and PIMCO All Asset All Authority Funds, related parties to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(12)

The PIMCO All Asset Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(13)

The PIMCO Global Multi-Asset Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(14)

The PIMCO All Asset All Authority Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

194	PIMCO EQUITY-RELATED STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BRL	Brazilian Real	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	ILS	Israeli Shekel	PHP	Philippine Peso
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ERAUSLT	eRAFI U.S. Large Strategy Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	ERAUSST	eRAFI U.S. Small Strategy Index
CDX.IG	Credit Derivatives Index - Investment Grade	ERADXULT	eRAFI International Large Strategy Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	ERAEMLT	eRAFI Emerging Markets Strategy Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	FDIC	Federal Deposit Insurance Corp.
AID	Agency International Development	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	195

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board

also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper

196	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	197

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

198	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	199

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid.

200	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	201

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4003SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

International Bond Funds

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		20
Statements of Assets and Liabilities		34
Statements of Operations		38
Statements of Changes in Net Assets		40
Notes to Financial Statements		166
Glossary		186
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		187

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Local Bond Fund	6	42
PIMCO Emerging Markets Bond Fund	7	55
PIMCO Emerging Markets Corporate Bond Fund	8	69
PIMCO Emerging Markets Currency Fund	9	78
PIMCO Foreign Bond Fund (Unhedged)	10	90
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	11	107
PIMCO Global Advantage® Strategy Bond Fund	12	123
PIMCO Global Bond Fund (Unhedged)	13	139
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	14	153

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO INTERNATIONAL BOND FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO INTERNATIONAL BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	04/30/08	10/16/07	07/31/07	07/31/07	—	07/31/07	—
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	07/31/97	—
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	11/18/11	11/18/11	—	11/18/11	—
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	—	05/31/05	—
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	—	07/30/04	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	—	02/05/09	02/05/09
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	07/31/96	07/31/08	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	10/02/95	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively. Because Class A shares were the initial class of shares offered for the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional Class, Class P, Administrative Classes, Class B and Class C is based on the historical performance of Class A shares. The prior Class A performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class B and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class D - PLBDX
Class P - PELPX	Class A - PELAX
Administrative Class - PEBLX	Class C - PELCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

South Africa	17.6%
Mexico	13.7%
Poland	10.8%
Short-Term Instruments	10.2%
Indonesia	7.3%
Brazil	7.1%
Luxembourg	5.1%
Other	28.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	3.28%	13.61%	8.40%	9.20%
PIMCO Emerging Local Bond Fund Class P	3.23%	13.50%	8.31%	9.10%
PIMCO Emerging Local Bond Fund Administrative Class	3.15%	13.32%	8.13%	8.92%
PIMCO Emerging Local Bond Fund Class D	3.05%	13.11%	7.93%	8.73%
PIMCO Emerging Local Bond Fund Class A	3.05%	13.11%	7.93%	8.73%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-0.83%	8.86%	7.11%	8.01%
PIMCO Emerging Local Bond Fund Class C	2.67%	12.27%	7.13%	7.92%
PIMCO Emerging Local Bond Fund Class C (adjusted)	1.67%	11.27%	7.13%	7.92%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	3.53%	12.66%	8.74%	10.11%	**
Lipper Emerging Markets Local Currency Debt Funds Average	3.18%	12.64%	7.59%	7.39%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to Brazilian local rates contributed to performance as the Brazilian local sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (USD Unhedged) (the “Fund’s benchmark index”) for the reporting period.

»	An overweight to Mexico contributed to performance as the Mexican sub index outperformed the Fund’s benchmark index for the reporting period.

»	An overweight to South African local rates contributed to relative performance as local rates in South Africa outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the Fund’s benchmark index for the reporting period.

»	An out-of-benchmark allocation to the Chinese yuan detracted from performance as the yuan underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to the Brazilian real detracted from performance as the real underperformed the Fund’s benchmark index for the reporting period.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class A - PAEMX
Class P - PEMPX	Class B - PBEMX
Administrative Class - PEBAX	Class C - PEBCX
Class D - PEMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Mexico	12.6%
Venezuela	9.5%
Brazil	9.4%
Russia	8.5%
Indonesia	6.6%
Luxembourg	6.6%
Short-Term Instruments	5.4%
Other	41.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	7.73%	18.56%	9.18%	13.18%	11.63%
PIMCO Emerging Markets Bond Fund Class P	7.67%	18.45%	9.07%	13.07%	11.51%
PIMCO Emerging Markets Bond Fund Administrative Class	7.59%	18.27%	8.91%	12.90%	11.35%
PIMCO Emerging Markets Bond Fund Class D	7.50%	18.07%	8.73%	12.73%	11.19%
PIMCO Emerging Markets Bond Fund Class A	7.50%	18.07%	8.73%	12.72%	11.18%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	3.47%	13.64%	7.91%	12.29%	10.90%
PIMCO Emerging Markets Bond Fund Class B	7.10%	17.19%	7.93%	12.14%	10.79%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	3.60%	13.69%	7.85%	12.14%	10.79%
PIMCO Emerging Markets Bond Fund Class C	7.10%	17.20%	7.93%	11.89%	10.36%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	6.10%	16.20%	7.93%	11.89%	10.36%
JPMorgan Emerging Markets Bond Index (EMBI) Global	9.39%	20.59%	10.32%	12.51%	9.68%
Lipper Emerging Market Debt Funds Average	7.23%	18.86%	8.58%	12.62%	10.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	A tactical allocation to local rates in Brazil benefited performance as Brazilian local rates rallied amid multiple policy rate cuts by the country’s central bank over the reporting period.

»	An avoid position on Lebanese external debt benefited performance as Lebanese external debt underperformed amid regional instability during the reporting period.

»

An underweight to Venezuelan debt benefited performance as Venezuelan debt underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Fund’s benchmark index”) over the reporting period.

»	Tactical allocations to emerging market (“EM”) corporate debt detracted from performance as EM corporate debt underperformed EM sovereign debt over the reporting period.

»

An underweight to external debt in Hungary detracted from performance where markets reacted favorably to continued talks with the International Monetary Fund (“IMF”) and due to a general improvement in investor sentiment toward conditions in Europe.

»

An underweight to external debt in Turkey detracted from performance as Turkish external debt outperformed the Fund’s benchmark index amid improved investor sentiment toward the situation in Europe and a general increase in risk tolerance in the third quarter of 2012.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX	Class A - PECZX
Class P - PMIPX	Class C - PECCX
Class D - PECDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Brazil	16.1%
Short-Term Instruments	11.8%
Cayman Islands	9.1%
Luxembourg	8.6%
Mexico	8.0%
Russia	6.2%
Other	40.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	7.30%	17.30%	11.84%
PIMCO Emerging Markets Corporate Bond Fund Class P	7.25%	17.20%	11.78%
PIMCO Emerging Markets Corporate Bond Fund Class D	7.08%	16.85%	11.40%
PIMCO Emerging Markets Corporate Bond Fund Class A	7.11%	16.88%	11.41%
PIMCO Emerging Markets Corporate Bond Fund Class A (adjusted)	3.12%	12.54%	10.11%
PIMCO Emerging Markets Corporate Bond Fund Class C	6.68%	15.98%	10.57%
PIMCO Emerging Markets Corporate Bond Fund Class C (adjusted)	5.68%	14.98%	10.57%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	7.46%	19.28%	13.63%	**
Lipper Emerging Market Debt Funds Average	7.23%	18.86%	13.80%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares. 1.55% for Class A shares, and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to Russian corporates benefited performance as they outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (the “Fund’s benchmark index”) over the reporting period.

»	Tactical exposures to local rates in Brazil benefited performance as Brazilian local rates rallied amid multiple policy rate cuts by the country’s central bank.

»	An underweight to Chilean corporates benefited performance as they underperformed the Fund’s benchmark index over the reporting period.

»	An overweight to Brazilian corporates detracted from performance as they underperformed the Fund’s benchmark index over the reporting period.

»	An underweight to Chinese corporates detracted from performance as they outperformed the Fund’s benchmark index over the reporting period.

»	An underweight to Thai corporates detracted from performance as they outperformed the Fund’s benchmark index over the reporting period.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	45.8%
Luxembourg	6.3%
Brazil	5.5%
South Korea	4.6%
Kazakhstan	3.4%
Other	34.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	0.29%	6.68%	3.26%	5.76%
PIMCO Emerging Markets Currency Fund Class P	0.24%	6.57%	3.15%	5.66%
PIMCO Emerging Markets Currency Fund Administrative Class	0.17%	6.41%	3.00%	5.49%
PIMCO Emerging Markets Currency Fund Class D	0.09%	6.25%	2.85%	5.33%
PIMCO Emerging Markets Currency Fund Class A	0.09%	6.26%	2.85%	5.33%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	-3.66%	2.27%	2.06%	4.78%
PIMCO Emerging Markets Currency Fund Class C	-0.28%	5.47%	2.08%	4.55%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	-1.28%	4.47%	2.08%	4.55%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	0.42%	5.19%	3.60%	6.21%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	0.42%	5.19%	3.25%	5.87%
Lipper Emerging Market Debt Funds Average	7.23%	18.86%	8.58%	8.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.85% for the Institutional Class shares, 0.95% for Class P shares, 1.10% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in currencies of, emerging markets countries. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments.

»

An out-of-benchmark allocation to Brazil local interest rates benefited returns as Brazil local rates outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “Fund’s benchmark index”) over the reporting period.

»	An underweight to the Czech Republic contributed to performance as the Czech sub index outperformed the Fund’s benchmark index over the reporting period.

»	Exposure to emerging market corporates/ quasi sovereign credits contributed to performance as these credits outperformed the Fund’s benchmark index over the reporting period.

»	An underweight to Argentina detracted from returns as the Argentina sub index outperformed the Fund’s benchmark index over the reporting period.

»	An overweight to Brazil detracted from returns as the Brazil sub index outperformed the Fund’s benchmark index over the reporting period.

»	An underweight to Hungary detracted from returns as the Hungary sub index outperformed the Fund’s benchmark index over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

United States	24.7%
Short-Term Instruments	13.2%
United Kingdom	13.2%
Netherlands	10.7%
Germany	8.1%
Other	30.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	8.35%	10.19%	9.97%	7.93%
PIMCO Foreign Bond Fund (Unhedged) Class P	8.30%	10.08%	9.86%	7.82%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	8.25%	9.95%	9.70%	7.66%
PIMCO Foreign Bond Fund (Unhedged) Class D	8.14%	9.76%	9.52%	7.48%
PIMCO Foreign Bond Fund (Unhedged) Class A	8.14%	9.76%	9.49%	7.47%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	4.09%	5.64%	8.66%	6.98%
PIMCO Foreign Bond Fund (Unhedged) Class C	7.74%	8.95%	8.68%	6.66%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	6.74%	7.95%	8.68%	6.66%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	4.42%	3.34%	7.04%	6.41%
Lipper International Income Funds Average	4.62%	6.88%	6.41%	5.99%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to Italy, Spain, and France early in the reporting period contributed to relative performance as spreads widened over German bunds; an overweight to Italy and France late in the reporting period contributed to relative performance as spreads narrowed over German bunds.

»	Positions in high-quality non-Agency mortgage-backed securities (“MBS”) contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Positions in high-coupon Agency MBS contributed to relative performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico, Australia and New Zealand contributed to relative performance as government yields in these countries fell during the reporting period.

»

Positions in European Agencies and covered bonds (German Pfandbriefe securities and French Obligations Foncières) contributed to relative performance as spreads on these securities narrowed over German bunds during the reporting period.

»

A long position in the Mexican peso late in the reporting period contributed to relative performance as the currency appreciated; a tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class A - PFOAX
Class P - PFBPX	Class B - PFOBX
Administrative Class - PFRAX	Class C - PFOCX
Class D - PFODX	Class R - PFRRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

United States	25.9%
United Kingdom	13.5%
Short-Term Instruments	11.8%
Netherlands	10.7%
Germany	7.4%
Italy	5.1%
Other	25.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	6.72%	11.73%	8.60%	6.62%	8.00%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	6.66%	11.62%	8.50%	6.52%	7.90%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	6.59%	11.46%	8.34%	6.36%	7.75%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	6.51%	11.29%	8.16%	6.17%	7.54%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	6.51%	11.29%	8.13%	6.15%	7.53%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	2.51%	7.12%	7.31%	5.75%	7.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	6.11%	10.46%	7.33%	5.60%	7.25%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	2.61%	6.96%	7.25%	5.60%	7.25%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	6.11%	10.47%	7.33%	5.36%	6.73%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	5.11%	9.47%	7.33%	5.36%	6.73%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	6.38%	11.01%	7.87%	5.88%	7.26%
JPMorgan GBI Global ex-US Index Hedged in USD	2.87%	4.93%	4.86%	4.47%	6.54%	**
Lipper International Income Funds Average	4.62%	6.88%	6.41%	6.79%	6.73%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»

An underweight to Italy, Spain, and France early in the reporting period contributed to relative performance as spreads widened over German bunds; an overweight to Italy and France late in the reporting period contributed to relative performance as spreads narrowed over German bunds.

»	Positions in high-quality non-Agency mortgage-backed securities (“MBS”) contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Positions in high-coupon Agency MBS contributed to relative performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico, Australia and New Zealand contributed to relative performance as government yields in these countries fell during the reporting period.

»

Positions in European Agencies and covered bonds (German Pfandbriefe securities and French Obligations Foncières) contributed to relative performance as spreads on these securities narrowed over German bunds during the reporting period.

»

A long position in the Mexican peso late in the reporting period contributed to relative performance as the currency appreciated; a tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	36.2%
United States	35.2%
United Kingdom	4.5%
Mexico	3.0%
Canada	2.6%
Other	18.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	3.39%	7.60%	9.35%
PIMCO Global Advantage® Strategy Bond Fund Class P	3.34%	7.49%	9.25%
PIMCO Global Advantage® Strategy Bond Fund Class D	3.19%	7.18%	8.94%
PIMCO Global Advantage® Strategy Bond Fund Class A	3.19%	7.17%	8.93%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	-0.71%	3.15%	7.79%
PIMCO Global Advantage® Strategy Bond Fund Class C	2.81%	6.38%	8.11%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	1.81%	5.38%	8.11%
PIMCO Global Advantage® Strategy Bond Fund Class R	3.06%	6.91%	8.66%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.96%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	3.48%	7.61%	9.22%
Lipper Global Income Funds Average	4.21%	8.24%	9.55%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares.

Portfolio Insights

»

The PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to nominal duration (or sensitivity to changes in nominal market interest rates) in Mexico, Brazil, Australia and the U.S. contributed to relative performance as nominal government yields in these countries fell during the reporting period.

»	Positions in high-coupon Agency mortgage-backed securities (“MBS”) contributed to relative performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

An overweight to real duration (or sensitivity to changes in real market interest rates) in the U.S. contributed to relative performance as breakeven inflation in the U.S. rose over the reporting period; an underweight to real duration in the U.K. contributed to relative performance as breakeven inflation in the U.K. fell over the reporting period.

»

A long position in the Mexican peso late in the reporting period contributed to relative performance as the currency appreciated; a tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated; a slight overweight to the euro late in the reporting period contributed to relative performance as the currency appreciated.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»	An underweight to nominal duration in Europe detracted from relative performance as government yields in Europe fell during the reporting period.

»	An underweight to emerging market external sovereign bonds detracted from relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

United States	32.9%
Short-Term Instruments	12.7%
United Kingdom	10.3%
Netherlands	6.6%
Germany	5.9%
Other	31.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	7.77%	10.28%	9.31%	8.41%	7.49%
PIMCO Global Bond Fund (Unhedged) Class P	7.72%	10.17%	9.20%	8.30%	7.39%
PIMCO Global Bond Fund (Unhedged) Administrative Class	7.64%	10.01%	9.04%	8.14%	7.24%
PIMCO Global Bond Fund (Unhedged) Class D	7.56%	9.85%	8.88%	7.98%	7.07%
JPMorgan GBI Global FX NY Index Unhedged in USD	4.14%	3.27%	6.86%	6.85%	6.33%	**
Lipper Global Income Funds Average	4.21%	8.24%	5.58%	6.35%	5.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, and 0.95% for Class D shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to Italy, Spain, and France early in the reporting period contributed to relative performance as spreads widened over German bunds; an overweight to Italy and France late in the reporting period contributed to relative performance as spreads narrowed over German bunds.

»	Positions in high-quality non-Agency mortgage-backed securities (“MBS”) contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Positions in high-coupon Agency MBS contributed to relative performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico, Australia and New Zealand contributed to relative performance as government yields in these countries fell during the reporting period.

»

Positions in European Agencies and covered bonds (German Pfandbriefe securities and French Obligations Foncières) contributed to relative performance as spreads on these securities narrowed over German bunds during the reporting period.

»

A long position in the Mexican peso late in the reporting period contributed to relative performance as the currency appreciated; a tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class B - PBIIX
Administrative Class - PGDAX	Class C - PCIIX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

United States	33.4%
Short-Term Instruments	15.8%
United Kingdom	11.0%
Netherlands	5.5%
Germany	5.0%
Other	29.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	6.26%	10.93%	8.10%	6.31%	7.39%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	6.21%	10.82%	7.99%	6.21%	7.28%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	6.14%	10.66%	7.84%	6.03%	7.12%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	6.07%	10.54%	7.68%	5.90%	6.98%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	2.10%	6.40%	6.86%	5.49%	6.73%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	5.68%	9.72%	6.88%	5.34%	6.64%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	2.18%	6.22%	6.80%	5.34%	6.64%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	5.68%	9.73%	6.88%	5.11%	6.17%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	4.68%	8.73%	6.88%	5.11%	6.17%
JPMorgan GBI Global Index Hedged in USD	3.12%	4.34%	5.29%	4.61%	6.21%	**
Lipper Global Income Funds Average	4.21%	8.24%	5.58%	6.35%	6.04%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»

An underweight to Italy, Spain, and France early in the reporting period contributed to relative performance as spreads widened over German bunds; an overweight to Italy and France late in the reporting period contributed to relative performance as spreads narrowed over German bunds.

»	Positions in high-quality non-Agency mortgage-backed securities (“MBS”) contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Positions in high-coupon Agency MBS contributed to relative performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico, Australia and New Zealand contributed to relative performance as government yields in these countries fell during the reporting period.

»

Positions in European Agencies and covered bonds (German Pfandbriefe securities and French Obligations Foncières) contributed to relative performance as spreads on these securities narrowed over German bunds during the reporting period.

»

A long position in the Mexican peso late in the reporting period contributed to relative performance as the currency appreciated; a tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated.

14	PIMCO INTERNATIONAL BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio
PIMCO Emerging Local Bond Fund
Institutional Class	$1,000.00	$1,032.80	$4.59	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	1,032.30	5.09	1,000.00	1,020.05	5.06	1.00
Administrative Class	1,000.00	1,031.50	5.86	1,000.00	1,019.30	5.82	1.15
Class D	1,000.00	1,030.50	6.87	1,000.00	1,018.30	6.83	1.35
Class A	1,000.00	1,030.50	6.87	1,000.00	1,018.30	6.83	1.35
Class C	1,000.00	1,026.70	10.67	1,000.00	1,014.54	10.61	2.10
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$1,077.30	$4.32	$1,000.00	$1,020.91	$4.20	0.83%
Class P	1,000.00	1,076.70	4.84	1,000.00	1,020.41	4.71	0.93
Administrative Class	1,000.00	1,075.90	5.62	1,000.00	1,019.65	5.47	1.08
Class D	1,000.00	1,075.00	6.50	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	1,075.00	6.50	1,000.00	1,018.80	6.33	1.25
Class B	1,000.00	1,071.00	10.38	1,000.00	1,015.04	10.10	2.00
Class C	1,000.00	1,071.00	10.38	1,000.00	1,015.04	10.10	2.00
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$1,073.00	$6.50	$1,000.00	$1,018.80	$6.33	1.25%
Class P	1,000.00	1,072.50	7.01	1,000.00	1,018.30	6.83	1.35
Class D	1,000.00	1,070.80	8.57	1,000.00	1,016.80	8.34	1.65
Class A	1,000.00	1,071.10	8.57	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,066.80	12.43	1,000.00	1,013.04	12.11	2.40

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$1,002.90	$4.27	$1,000.00	$1,020.81	$4.31	0.85%
Class P	1,000.00	1,002.40	4.77	1,000.00	1,020.31	4.81	0.95
Administrative Class	1,000.00	1,001.70	5.52	1,000.00	1,019.55	5.57	1.10
Class D	1,000.00	1,000.90	6.27	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	1,000.90	6.27	1,000.00	1,018.80	6.33	1.25
Class C	1,000.00	997.20	10.01	1,000.00	1,015.04	10.10	2.00
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,083.50	$2.82	$1,000.00	$1,022.36	$2.74	0.54%
Class P	1,000.00	1,083.00	3.34	1,000.00	1,021.86	3.24	0.64
Administrative Class	1,000.00	1,082.50	4.12	1,000.00	1,021.11	4.00	0.79
Class D	1,000.00	1,081.40	4.90	1,000.00	1,020.36	4.76	0.94
Class A	1,000.00	1,081.40	4.90	1,000.00	1,020.36	4.76	0.94
Class C	1,000.00	1,077.40	8.80	1,000.00	1,016.60	8.54	1.69
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,067.20	$2.75	$1,000.00	$1,022.41	$2.69	0.53%
Class P	1,000.00	1,066.60	3.26	1,000.00	1,021.91	3.19	0.63
Administrative Class	1,000.00	1,065.90	4.04	1,000.00	1,021.16	3.95	0.78
Class D	1,000.00	1,065.10	4.81	1,000.00	1,020.41	4.71	0.93
Class A	1,000.00	1,065.10	4.81	1,000.00	1,020.41	4.71	0.93
Class B	1,000.00	1,061.10	8.68	1,000.00	1,016.65	8.49	1.68
Class C	1,000.00	1,061.10	8.68	1,000.00	1,016.65	8.49	1.68
Class R	1,000.00	1,063.80	6.10	1,000.00	1,019.15	5.97	1.18
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$1,033.90	$3.57	$1,000.00	$1,021.56	$3.55	0.70%
Class P	1,000.00	1,033.40	4.08	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,031.90	5.60	1,000.00	1,019.55	5.57	1.10
Class A	1,000.00	1,031.90	5.60	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	1,028.10	9.41	1,000.00	1,015.79	9.35	1.85
Class R	1,000.00	1,030.60	6.87	1,000.00	1,018.30	6.83	1.35
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,077.70	$3.02	$1,000.00	$1,022.16	$2.94	0.58%
Class P	1,000.00	1,077.20	3.54	1,000.00	1,021.66	3.45	0.68
Administrative Class	1,000.00	1,076.40	4.32	1,000.00	1,020.91	4.20	0.83
Class D	1,000.00	1,075.60	5.10	1,000.00	1,020.16	4.96	0.98
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,062.60	$2.95	$1,000.00	$1,022.21	$2.89	0.57%
Class P	1,000.00	1,062.10	3.46	1,000.00	1,021.71	3.40	0.67
Administrative Class	1,000.00	1,061.40	4.24	1,000.00	1,020.96	4.15	0.82
Class A	1,000.00	1,060.70	4.75	1,000.00	1,020.46	4.66	0.92
Class B	1,000.00	1,056.80	8.61	1,000.00	1,016.70	8.44	1.67
Class C	1,000.00	1,056.80	8.61	1,000.00	1,016.70	8.44	1.67

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Benchmark Descriptions (Cont.)

Index	Description

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

18	PIMCO INTERNATIONAL BOND FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.75	$0.22	$0.12	$0.34	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2012	10.72	0.49	0.06	0.55	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.38	0.52	0.61	1.13	(0.79)	0.00	0.00	(0.79)
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00	(0.63)
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)	(0.52)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00	(1.43)
Class P
04/01/2012 - 09/30/2012+	10.75	0.22	0.12	0.34	(0.23)	0.00	0.00	(0.23)
03/31/2012	10.72	0.48	0.06	0.54	(0.51)	0.00	0.00	(0.51)
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00	(0.78)
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00	(0.63)
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)	(0.42)
Administrative Class
04/01/2012 - 09/30/2012+	10.75	0.21	0.12	0.33	(0.22)	0.00	0.00	(0.22)
03/31/2012	10.72	0.50	0.02	0.52	(0.49)	0.00	0.00	(0.49)
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00	(0.77)
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00	(0.61)
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)	(0.50)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00	(1.04)
Class D
04/01/2012 - 09/30/2012+	10.75	0.20	0.12	0.32	(0.21)	0.00	0.00	(0.21)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00	(0.59)
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)	(0.49)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00	(1.23)
Class A
04/01/2012 - 09/30/2012+	10.75	0.20	0.12	0.32	(0.21)	0.00	0.00	(0.21)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.47	0.61	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.50	2.70	3.20	(0.59)	0.00	0.00	(0.59)
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)	(0.49)
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00	(1.23)
Class C
04/01/2012 - 09/30/2012+	10.75	0.16	0.12	0.28	(0.17)	0.00	0.00	(0.17)
03/31/2012	10.72	0.36	0.06	0.42	(0.39)	0.00	0.00	(0.39)
03/31/2011	10.38	0.39	0.62	1.01	(0.67)	0.00	0.00	(0.67)
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00	(0.52)
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)	(0.42)
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00	(1.17)

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.67	$0.25	$0.64	$0.89	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2012	11.09	0.49	0.64	1.13	(0.55)	0.00	0.00	(0.55)
03/31/2011	10.64	0.52	0.49	1.01	(0.56)	0.00	0.00	(0.56)
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)	(0.60)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00	(0.79)
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00	(0.98)
Class P
04/01/2012 - 09/30/2012+	11.67	0.24	0.64	0.88	(0.26)	0.00	0.00	(0.26)
03/31/2012	11.09	0.48	0.64	1.12	(0.54)	0.00	0.00	(0.54)
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00	(0.55)
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)	(0.59)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00	(0.72)

Please see footnotes on page 32.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.86	3.28%	$11,309,756	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.18	%*	19%
10.75	5.27	9,439,420	0.90		0.90		0.90		0.90		4.56		22
10.72	11.26	4,184,389	0.90		0.90		0.90		0.90		4.95		24
10.38	42.71	1,950,140	0.92	(b)	0.92	(b)	0.92	(b)	0.92	(b)	5.85		174
7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67

10.86	3.23	1,066,491	1.00	*	1.00	*	1.00	*	1.00	*	4.09	*	19
10.75	5.16	1,301,738	1.00		1.00		1.00		1.00		4.52		22
10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24
10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174
7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

10.86	3.15	40,766	1.15	*	1.15	*	1.15	*	1.15	*	3.93	*	19
10.75	5.00	41,861	1.15		1.15		1.15		1.15		4.58		22
10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24
10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174
7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

10.86	3.05	805,170	1.35	*	1.35	*	1.35	*	1.35	*	3.73	*	19
10.75	4.80	825,865	1.35		1.35		1.35		1.35		4.20		22
10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24
10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

10.86	3.05	462,198	1.35	*	1.35	*	1.35	*	1.35	*	3.72	*	19
10.75	4.80	479,684	1.35		1.35		1.35		1.35		4.18		22
10.72	10.75	499,070	1.35		1.35		1.35		1.35		4.44		24
10.38	42.10	147,882	1.35		1.35		1.35		1.35		5.10		174
7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65		78
9.87	8.31	15,899	1.31	*	1.31	*	1.31	*	1.31	*	5.44	*	67

10.86	2.67	185,314	2.10	*	2.10	*	2.10	*	2.10	*	2.99	*	19
10.75	4.02	194,451	2.10		2.10		2.10		2.10		3.38		22
10.72	9.93	125,891	2.10		2.10		2.10		2.10		3.68		24
10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44		174
7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86		78
9.87	7.70	4,541	2.04	*	2.04	*	2.04	*	2.04	*	5.14	*	67

$12.29	7.73%	$5,861,161	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.18	%*	8%
11.67	10.47	4,848,393	0.83		0.83		0.83		0.83		4.34		12
11.09	9.68	2,328,606	0.83		0.83		0.83		0.83		4.75		100
10.64	32.21	1,999,540	0.85	(d)	0.85	(d)	0.84	(d)	0.84	(d)	5.58		185
8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148

12.29	7.67	417,524	0.93	*	0.93	*	0.93	*	0.93	*	4.08	*	8
11.67	10.36	314,689	0.93		0.93		0.93		0.93		4.29		12
11.09	9.57	219,160	0.93		0.93		0.93		0.93		4.63		100
10.64	32.08	67,526	0.95	(e)	0.95	(e)	0.94	(e)	0.94	(e)	5.23		185
8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Bond Fund (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$11.67	$0.23	$0.65	$0.88	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2012	11.09	0.46	0.64	1.10	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00	(0.54)
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)	(0.58)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00	(0.76)
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00	(0.95)
Class D
04/01/2012 - 09/30/2012+	11.67	0.22	0.65	0.87	(0.25)	0.00	0.00	(0.25)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00	(0.75)
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00	(0.94)
Class A
04/01/2012 - 09/30/2012+	11.67	0.22	0.65	0.87	(0.25)	0.00	0.00	(0.25)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00	(0.75)
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00	(0.94)
Class B
04/01/2012 - 09/30/2012+	11.67	0.18	0.64	0.82	(0.20)	0.00	0.00	(0.20)
03/31/2012	11.09	0.38	0.62	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.39	0.49	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)	(0.49)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00	(0.68)
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00	(0.86)
Class C
04/01/2012 - 09/30/2012+	11.67	0.18	0.64	0.82	(0.20)	0.00	0.00	(0.20)
03/31/2012	11.09	0.37	0.63	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.40	0.48	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)	(0.49)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00	(0.68)
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00	(0.86)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.36	$0.22	$0.60	$0.82	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2012	11.40	0.50	(0.01)	0.49	(0.50)	(0.03)	0.00	(0.53)
03/31/2011	11.29	0.53	0.38	0.91	(0.55)	(0.25)	0.00	(0.80)
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00	(0.52)
Class P
04/01/2012 - 09/30/2012+	11.36	0.21	0.60	0.81	(0.23)	0.00	0.00	(0.23)
03/31/2012	11.40	0.50	(0.02)	0.48	(0.49)	(0.03)	0.00	(0.52)
10/15/2010 - 03/31/2011	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00	(0.50)
Class D
04/01/2012 - 09/30/2012+	11.36	0.19	0.61	0.80	(0.22)	0.00	0.00	(0.22)
11/18/2011 - 03/31/2012	10.97	0.16	0.41	0.57	(0.15)	(0.03)	0.00	(0.18)
Class A
04/01/2012 - 09/30/2012+	11.36	0.20	0.60	0.80	(0.22)	0.00	0.00	(0.22)
11/18/2011 - 03/31/2012	10.97	0.17	0.40	0.57	(0.15)	(0.03)	0.00	(0.18)
Class C
04/01/2012 - 09/30/2012+	11.36	0.15	0.60	0.75	(0.17)	0.00	0.00	(0.17)
11/18/2011 - 03/31/2012	10.97	0.14	0.40	0.54	(0.12)	(0.03)	0.00	(0.15)

Please see footnotes on page 32.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.29	7.59%	$30,932	1.08	%*	1.08	%*	1.08	%*	1.08	%*	3.93	%*	8%
11.67	10.19	21,939	1.08		1.08		1.08		1.08		4.11		12
11.09	9.41	22,944	1.08		1.08		1.08		1.08		4.44		100
10.64	31.88	14,172	1.10	(d)	1.10	(d)	1.09	(d)	1.09	(d)	5.30		185
8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148

12.29	7.50	461,177	1.25	*	1.25	*	1.25	*	1.25	*	3.76	*	8
11.67	10.01	409,412	1.25		1.25		1.25		1.25		3.99		12
11.09	9.22	354,029	1.25		1.25		1.25		1.25		4.31		100
10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148

12.29	7.50	914,499	1.25	*	1.25	*	1.25	*	1.25	*	3.75	*	8
11.67	10.01	560,949	1.25		1.25		1.25		1.25		3.98		12
11.09	9.22	478,131	1.25		1.25		1.25		1.25		4.33		100
10.64	31.67	342,986	1.26		1.26		1.25		1.25		5.13		185
8.55	(13.02)	211,258	1.28		1.28		1.25		1.25		5.83		220
10.68	4.57	312,295	1.25		1.25		1.25		1.25		5.12		148

12.29	7.10	5,851	2.00	*	2.00	*	2.00	*	2.00	*	3.00	*	8
11.67	9.18	9,279	2.00		2.00		2.00		2.00		3.36		12
11.09	8.41	23,863	2.00		2.00		2.00		2.00		3.58		100
10.64	30.70	40,277	2.01		2.01		2.00		2.00		4.43		185
8.55	(13.67)	37,293	2.03		2.03		2.00		2.00		5.07		220
10.68	3.80	60,532	2.00		2.00		2.00		2.00		4.37		148

12.29	7.10	220,625	2.00	*	2.00	*	2.00	*	2.00	*	3.01	*	8
11.67	9.19	202,486	2.00		2.00		2.00		2.00		3.24		12
11.09	8.41	178,383	2.00		2.00		2.00		2.00		3.58		100
10.64	30.69	131,421	2.01		2.01		2.00		2.00		4.35		185
8.55	(13.67)	72,651	2.03		2.03		2.00		2.00		5.08		220
10.68	3.80	113,544	2.00		2.00		2.00		2.00		4.37		148

$11.94	7.30%	$692,897	1.25	%*	1.25	%*	1.25	%*	1.25	%*	3.82	%*	23%
11.36	4.48	368,331	1.25		1.25		1.25		1.25		4.45		85
11.40	8.29	338,331	1.25		1.25		1.25		1.25		4.65		135
11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

11.94	7.25	156,466	1.35	*	1.35	*	1.35	*	1.35	*	3.69	*	23
11.36	4.38	10,570	1.35		1.35		1.35		1.35		4.41		85
11.40	0.50	13,611	1.35	*	1.35	*	1.35	*	1.35	*	4.71	*	135

11.94	7.08	215	1.65	*	1.65	*	1.65	*	1.65	*	3.29	*	23
11.36	5.19	16	1.65	*	1.65	*	1.65	*	1.65	*	4.05	*	85

11.94	7.11	346	1.65	*	1.65	*	1.65	*	1.65	*	3.40	*	23
11.36	5.19	113	1.65	*	1.65	*	1.65	*	1.65	*	4.06	*	85

11.94	6.68	235	2.40	*	2.40	*	2.40	*	2.40	*	2.58	*	23
11.36	4.90	31	2.40	*	2.40	*	2.40	*	2.40	*	3.35	*	85

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.53	$0.07	$(0.04)	$0.03	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2012	10.88	0.16	(0.35)	(0.19)	(0.16)	0.00	0.00	(0.16)
03/31/2011	10.24	0.20	0.64	0.84	(0.20)	0.00	0.00	(0.20)
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)	(0.23)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00	(0.56)
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00	(1.54)
Class P
04/01/2012 - 09/30/2012+	10.53	0.06	(0.04)	0.02	(0.06)	0.00	0.00	(0.06)
03/31/2012	10.88	0.15	(0.35)	(0.20)	(0.15)	0.00	0.00	(0.15)
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00	(0.19)
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)	(0.22)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00	(0.51)
Administrative Class
04/01/2012 - 09/30/2012+	10.53	0.05	(0.03)	0.02	(0.06)	0.00	0.00	(0.06)
03/31/2012	10.88	0.14	(0.35)	(0.21)	(0.14)	0.00	0.00	(0.14)
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00	(0.18)
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)	(0.21)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00	(0.53)
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00	(1.52)
Class D
04/01/2012 - 09/30/2012+	10.53	0.05	(0.04)	0.01	(0.05)	0.00	0.00	(0.05)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00	(0.52)
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00	(1.50)
Class A
04/01/2012 - 09/30/2012+	10.53	0.05	(0.04)	0.01	(0.05)	0.00	0.00	(0.05)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00	(0.52)
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00	(1.50)
Class C
04/01/2012 - 09/30/2012+	10.53	0.01	(0.04)	(0.03)	(0.01)	0.00	0.00	(0.01)
03/31/2012	10.88	0.04	(0.35)	(0.31)	(0.04)	0.00	0.00	(0.04)
03/31/2011	10.24	0.08	0.65	0.73	(0.09)	0.00	0.00	(0.09)
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)	(0.12)
03/31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00	(0.45)
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00	(1.42)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2012 - 09/30/2012+	$10.87	$0.17	$0.73	$0.90	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2012	10.66	0.29	0.46	0.75	(0.54)	0.00	0.00	(0.54)
03/31/2011	9.99	0.27	1.09	1.36	(0.69)	0.00	0.00	(0.69)
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00	0.00	(0.34)
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)	(1.43)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00	(0.73)
Class P
04/01/2012 - 09/30/2012+	10.87	0.16	0.74	0.90	(0.15)	0.00	0.00	(0.15)
03/31/2012	10.66	0.28	0.46	0.74	(0.53)	0.00	0.00	(0.53)
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00	0.00	(0.68)
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00	(0.33)
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)	(1.38)

Please see footnotes on page 32.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.49	0.29%	$6,646,548	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.34	%*	35%
10.53	(1.73)	5,954,755	0.85		0.85		0.85		0.85		1.52		49
10.88	8.36	3,745,530	0.86		0.86		0.85		0.85		1.96		31
10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190
8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31

10.49	0.24	95,008	0.95	*	0.95	*	0.95	*	0.95	*	1.24	*	35
10.53	(1.83)	103,632	0.95		0.95		0.95		0.95		1.43		49
10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31
10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

10.49	0.17	8,577	1.10	*	1.10	*	1.10	*	1.10	*	1.06	*	35
10.53	(1.98)	35,703	1.10		1.10		1.10		1.10		1.28		49
10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31
10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31

10.49	0.09	140,910	1.25	*	1.25	*	1.25	*	1.25	*	0.94	*	35
10.53	(2.13)	171,250	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31
10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31

10.49	0.09	122,533	1.25	*	1.25	*	1.25	*	1.25	*	0.94	*	35
10.53	(2.12)	167,465	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	238,451	1.26		1.26		1.25		1.25		1.55		31
10.24	29.43	229,627	1.25		1.25		1.25		1.25		1.95		190
8.07	(20.93)	158,593	1.25		1.25		1.25		1.25		3.55		95
10.81	14.64	330,005	1.25		1.25		1.25		1.25		4.14		31

10.49	(0.28)	54,456	2.00	*	2.00	*	2.00	*	2.00	*	0.20	*	35
10.53	(2.86)	64,148	2.00		2.00		2.00		2.00		0.38		49
10.88	7.12	78,694	2.01		2.01		2.00		2.00		0.81		31
10.24	28.47	90,249	2.00		2.00		2.00		2.00		1.22		190
8.07	(21.52)	72,965	2.00		2.00		2.00		2.00		2.77		95
10.81	13.79	123,509	2.00		2.00		2.00		2.00		3.41		31

$11.62	8.35%	$4,030,933	0.54	%*	0.54	%*	0.50	%*	0.50	%*	3.00	%*	255%
10.87	7.06	3,471,189	0.50		0.50		0.50		0.50		2.61		486
10.66	13.85	2,258,636	0.50		0.50		0.50		0.50		2.58		427
9.99	29.02	1,680,425	0.51		0.51		0.50		0.50		4.00		485
8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798

11.62	8.30	176,469	0.64	*	0.64	*	0.60	*	0.60	*	2.89	*	255
10.87	6.95	150,685	0.60		0.60		0.60		0.60		2.50		486
10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427
9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Foreign Bond Fund (Unhedged) (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$10.87	$0.16	$0.73	$0.89	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2012	10.66	0.26	0.46	0.72	(0.51)	0.00	0.00	(0.51)
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00	0.00	(0.67)
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00	(0.31)
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)	(1.40)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00	(0.70)
Class D
04/01/2012 - 09/30/2012+	10.87	0.14	0.74	0.88	(0.13)	0.00	0.00	(0.13)
03/31/2012	10.66	0.25	0.45	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00	(0.30)
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)	(1.38)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00	(0.68)
Class A
04/01/2012 - 09/30/2012+	10.87	0.14	0.74	0.88	(0.13)	0.00	0.00	(0.13)
03/31/2012	10.66	0.24	0.46	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00	(0.30)
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)	(1.38)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00	(0.68)
Class C
04/01/2012 - 09/30/2012+	10.87	0.10	0.74	0.84	(0.09)	0.00	0.00	(0.09)
03/31/2012	10.66	0.16	0.46	0.62	(0.41)	0.00	0.00	(0.41)
03/31/2011	9.99	0.15	1.09	1.24	(0.57)	0.00	0.00	(0.57)
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00	(0.22)
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)	(1.31)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00	(0.60)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2012 - 09/30/2012+	$10.75	$0.17	$0.55	$0.72	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00	(0.54)
03/31/2011	10.31	0.30	0.25	0.55	(0.19)	(0.21)	(0.08)	(0.48)
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00	(0.75)
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00	(0.87)
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00	(0.37)
Class P
04/01/2012 - 09/30/2012+	10.75	0.17	0.54	0.71	(0.15)	0.00	0.00	(0.15)
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00	(0.53)
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)	(0.47)
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00	(0.74)
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00	(0.83)
Administrative Class
04/01/2012 - 09/30/2012+	10.75	0.16	0.54	0.70	(0.14)	0.00	0.00	(0.14)
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00	(0.51)
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)	(0.45)
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00	(0.73)
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00	(0.84)
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00	(0.35)
Class D
04/01/2012 - 09/30/2012+	10.75	0.15	0.54	0.69	(0.13)	0.00	0.00	(0.13)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)	(0.44)
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00	(0.71)
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00	(0.82)
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00	(0.33)

Please see footnotes on page 32.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.62	8.25%	$19,700	0.79	%*	0.79	%*	0.75	%*	0.75	%*	2.80	%*	255%
10.87	6.79	17,150	0.75		0.75		0.75		0.75		2.37		486
10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427
9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798

11.62	8.14	672,995	0.94	*	0.94	*	0.90	*	0.90	*	2.60	*	255
10.87	6.63	625,799	0.90		0.90		0.90		0.90		2.22		486
10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427
9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
8.02	(18.57)	113,927	1.30	(f)	1.30	(f)	0.93	(f)	0.93	(f)	4.67		653
11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798

11.62	8.14	417,725	0.94	*	0.94	*	0.90	*	0.90	*	2.60	*	255
10.87	6.63	422,001	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.21		486
10.66	13.34	359,522	0.95		0.95		0.95		0.95		2.13		427
9.99	28.45	281,286	0.96		0.96		0.95		0.95		3.52		485
8.02	(18.59)	162,997	1.32		1.32		0.95		0.95		4.63		653
11.54	20.47	310,635	1.23		1.23		0.95		0.95		3.52		798

11.62	7.74	102,725	1.69	*	1.69	*	1.65	*	1.65	*	1.85	*	255
10.87	5.83	97,963	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.46		486
10.66	12.50	88,187	1.70		1.70		1.70		1.70		1.39		427
9.99	27.50	83,050	1.71		1.71		1.70		1.70		2.81		485
8.02	(19.20)	54,022	2.07		2.07		1.70		1.70		3.88		653
11.54	19.58	108,807	1.97		1.97		1.70		1.70		2.77		798

$11.31	6.72%	$3,754,062	0.53	%*	0.53	%*	0.50	%*	0.50	%*	3.12	%*	224%
10.75	8.97	3,424,392	0.50		0.50		0.50		0.50		2.86		355
10.38	5.37	2,381,859	0.50		0.50		0.50		0.50		2.81		236
10.31	22.82	2,004,065	0.52		0.52		0.50		0.50		4.51		411
9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969

11.31	6.66	672,007	0.63	*	0.63	*	0.60	*	0.60	*	3.03	*	224
10.75	8.86	195,394	0.60		0.60		0.60		0.60		2.75		355
10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236
10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

11.31	6.59	21,045	0.78	*	0.78	*	0.75	*	0.75	*	2.88	*	224
10.75	8.70	25,266	0.75		0.75		0.75		0.75		2.61		355
10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236
10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969

11.31	6.51	353,433	0.93	*	0.93	*	0.90	*	0.90	*	2.72	*	224
10.75	8.54	313,491	0.90		0.90		0.90		0.90		2.47		355
10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236
10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
9.05	(4.75)	105,439	1.13	(f)	1.13	(f)	0.93	(f)	0.93	(f)	4.27		779
10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class A
04/01/2012 - 09/30/2012+	$10.75	$0.15	$0.54	$0.69	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.25	0.50	(0.14)	(0.21)	(0.08)	(0.43)
03/31/2010	9.05	0.40	1.57	1.97	(0.34)	(0.37)	0.00	(0.71)
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00	(0.82)
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00	(0.33)
Class B
04/01/2012 - 09/30/2012+	10.75	0.11	0.54	0.65	(0.09)	0.00	0.00	(0.09)
03/31/2012	10.38	0.19	0.60	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00	(0.64)
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00	(0.75)
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2012 - 09/30/2012+	10.75	0.11	0.54	0.65	(0.09)	0.00	0.00	(0.09)
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00	(0.64)
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00	(0.75)
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00	(0.25)
Class R
04/01/2012 - 09/30/2012+	10.75	0.14	0.54	0.68	(0.12)	0.00	0.00	(0.12)
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00	(0.47)
03/31/2011	10.31	0.22	0.26	0.48	(0.12)	(0.21)	(0.08)	(0.41)
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00	(0.68)
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00	(0.80)
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00	(0.30)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.47	$0.10	$0.29	$0.39	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2012	11.28	0.31	0.32	0.63	(0.43)	(0.01)	0.00	(0.44)
03/31/2011	11.08	0.29	0.68	0.97	(0.30)	(0.47)	0.00	(0.77)
03/31/2010	10.06	0.28	1.24	1.52	(0.31)	(0.19)	0.00	(0.50)
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00	0.00	(0.04)
Class P
04/01/2012 - 09/30/2012+	11.47	0.09	0.29	0.38	(0.10)	0.00	0.00	(0.10)
03/31/2012	11.28	0.29	0.33	0.62	(0.42)	(0.01)	0.00	(0.43)
03/31/2011	11.08	0.28	0.68	0.96	(0.29)	(0.47)	0.00	(0.76)
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)	0.00	(0.49)
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00	0.00	(0.04)
Class D
04/01/2012 - 09/30/2012+	11.47	0.08	0.28	0.36	(0.08)	0.00	0.00	(0.08)
03/31/2012	11.28	0.26	0.33	0.59	(0.39)	(0.01)	0.00	(0.40)
03/31/2011	11.08	0.25	0.68	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)	0.00	(0.46)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)
Class A
04/01/2012 - 09/30/2012+	11.47	0.08	0.28	0.36	(0.08)	0.00	0.00	(0.08)
03/31/2012	11.28	0.26	0.32	0.58	(0.38)	(0.01)	0.00	(0.39)
03/31/2011	11.08	0.24	0.69	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.23	1.47	(0.26)	(0.19)	0.00	(0.45)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)

Please see footnotes on page 32.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.31	6.51%	$413,639	0.93	%*	0.93	%*	0.90	%*	0.90	%*	2.72	%*	224%
10.75	8.53	410,473	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.46		355
10.38	4.90	325,839	0.95		0.95		0.95		0.95		2.35		236
10.31	22.27	239,915	0.97		0.97		0.95		0.95		4.02		411
9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969

11.31	6.11	640	1.68	*	1.68	*	1.65	*	1.65	*	1.96	*	224
10.75	7.71	1,125	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.76		355
10.38	4.12	3,823	1.70		1.70		1.70		1.70		1.61		236
10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969

11.31	6.11	51,564	1.68	*	1.68	*	1.65	*	1.65	*	1.97	*	224
10.75	7.72	48,749	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.72		355
10.38	4.12	50,739	1.70		1.70		1.70		1.70		1.60		236
10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969

11.31	6.38	21,715	1.18	*	1.18	*	1.15	*	1.15	*	2.47	*	224
10.75	8.26	15,970	1.15	(g)	1.15	(g)	1.15	(g)	1.15	(g)	2.23		355
10.38	4.64	16,130	1.20		1.20		1.20		1.20		2.11		236
10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969

$11.75	3.39%	$4,950,330	0.70	%*	0.70	%*	0.70	%*	0.70	%*	1.68	%*	172%
11.47	5.65	3,997,936	0.70		0.70		0.70		0.70		2.68		415
11.28	9.06	2,524,273	0.70		0.70		0.70		0.70		2.59		218
11.08	15.19	1,583,031	0.70		0.70		0.70		0.70		2.49		268
10.06	0.98	4,854	0.70	*(h)(i)	12.25	*(h)(i)	0.70	*(h)(i)	12.25	*(h)(i)	2.53	*	57

11.75	3.34	63,680	0.80	*	0.80	*	0.80	*	0.80	*	1.60	*	172
11.47	5.55	56,644	0.80		0.80		0.80		0.80		2.54		415
11.28	8.95	24,629	0.80		0.80		0.80		0.80		2.49		218
11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
10.06	0.97	10	0.80	*(h)(j)	10.88	*(h)(j)	0.80	*(h)(j)	10.88	*(h)(j)	2.35	*	57

11.75	3.19	88,867	1.10	*	1.10	*	1.10	*	1.10	*	1.34	*	172
11.47	5.24	101,359	1.10		1.10		1.10		1.10		2.28		415
11.28	8.63	88,184	1.10		1.10		1.10		1.10		2.18		218
11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
10.06	0.95	388	1.10	*(h)(k)	17.63	*(h)(k)	1.10	*(h)(k)	17.63	*(h)(k)	2.26	*	57

11.75	3.19	164,091	1.10	*	1.10	*	1.10	*	1.10	*	1.32	*	172
11.47	5.24	158,712	1.10		1.10		1.10		1.10		2.26		415
11.28	8.63	86,630	1.10		1.10		1.10		1.10		2.18		218
11.08	14.75	76,913	1.10		1.10		1.10		1.10		2.16		268
10.06	0.93	1,551	1.10	*(h)(k)	26.79	*(h)(k)	1.10	*(h)(k)	26.79	*(h)(k)	1.81	*	57

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Advantage® Strategy Bond Fund (Cont.)
Class C
04/01/2012 - 09/30/2012+	$11.47	$0.03	$0.29	$0.32	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2012	11.28	0.17	0.33	0.50	(0.30)	(0.01)	0.00	(0.31)
03/31/2011	11.08	0.16	0.68	0.84	(0.17)	(0.47)	0.00	(0.64)
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00	(0.37)
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00	(0.02)
Class R
04/01/2012 - 09/30/2012+	11.47	0.06	0.29	0.35	(0.07)	0.00	0.00	(0.07)
03/31/2012	11.28	0.23	0.33	0.56	(0.36)	(0.01)	0.00	(0.37)
03/31/2011	11.08	0.22	0.68	0.90	(0.23)	(0.47)	0.00	(0.70)
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00	(0.43)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2012 - 09/30/2012+	$10.07	$0.15	$0.63	$0.78	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2012	9.80	0.29	0.52	0.81	(0.41)	(0.13)	0.00	(0.54)
03/31/2011	9.45	0.28	0.82	1.10	(0.68)	(0.03)	(0.04)	(0.75)
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00	(0.55)
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)	(1.27)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00	(0.55)
Class P
04/01/2012 - 09/30/2012+	10.07	0.15	0.62	0.77	(0.14)	0.00	0.00	(0.14)
03/31/2012	9.80	0.28	0.52	0.80	(0.40)	(0.13)	0.00	(0.53)
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)	(0.59)
Administrative Class
04/01/2012 - 09/30/2012+	10.07	0.14	0.62	0.76	(0.13)	0.00	0.00	(0.13)
03/31/2012	9.80	0.26	0.53	0.79	(0.39)	(0.13)	0.00	(0.52)
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)	(0.73)
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00	(0.52)
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)	(1.25)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00	(0.52)
Class D
04/01/2012 - 09/30/2012+	10.07	0.13	0.63	0.76	(0.13)	0.00	0.00	(0.13)
03/31/2012	9.80	0.25	0.52	0.77	(0.37)	(0.13)	0.00	(0.50)
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)	(0.72)
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00	(0.51)
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)	(1.12)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2012 - 09/30/2012+	$10.34	$0.13	$0.51	$0.64	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2012	9.78	0.28	0.64	0.92	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	9.64	0.27	0.33	0.60	(0.25)	(0.21)	0.00	(0.46)
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00	(0.62)
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00	(0.73)
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00	(0.36)
Class P
04/01/2012 - 09/30/2012+	10.34	0.12	0.52	0.64	(0.12)	0.00	0.00	(0.12)
03/31/2012	9.78	0.27	0.64	0.91	(0.33)	(0.02)	0.00	(0.35)
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00	(0.45)
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00	(0.61)
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00	(0.70)

Please see footnotes on page 32.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.75	2.81%	$39,609	1.85	%*	1.85	%*	1.85	%*	1.85	%*	0.58	%*	172%
11.47	4.45	39,503	1.85		1.85		1.85		1.85		1.50		415
11.28	7.82	21,761	1.85		1.85		1.85		1.85		1.43		218
11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
10.06	0.80	421	1.85	*(h)(k)	16.59	*(h)(k)	1.85	*(h)(k)	16.59	*(h)(k)	1.55	*	57

11.75	3.06	7,264	1.35	*	1.35	*	1.35	*	1.35	*	1.06	*	172
11.47	4.98	6,470	1.35		1.35		1.35		1.35		2.00		415
11.28	8.38	2,860	1.35		1.35		1.35		1.35		1.98		218
11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
10.06	0.88	29	1.35	*(h)(k)	14.09	*(h)(k)	1.35	*(h)(k)	14.09	*(h)(k)	1.93	*	57

$10.70	7.77%	$966,406	0.58	%*	0.58	%*	0.55	%*	0.55	%*	2.98	%*	191%
10.07	8.36	885,539	0.55		0.55		0.55		0.55		2.85		267
9.80	11.91	732,677	0.55		0.55		0.55		0.55		2.79		310
9.45	23.27	725,975	0.56		0.56		0.55		0.55		4.09		462
8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693
10.99	17.94	1,051,675	0.84		0.84		0.55		0.55		3.84		776

10.70	7.72	1,249	0.68	*	0.68	*	0.65	*	0.65	*	2.88	*	191
10.07	8.25	1,020	0.65		0.65		0.65		0.65		2.75		267
9.80	1.03	826	0.65	*	0.65	*	0.65	*	0.65	*	2.79	*	310

10.70	7.64	255,257	0.83	*	0.83	*	0.80	*	0.80	*	2.72	*	191
10.07	8.09	239,957	0.80		0.80		0.80		0.80		2.60		267
9.80	11.63	212,886	0.80		0.80		0.80		0.80		2.53		310
9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462
8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693
10.99	17.65	199,539	1.12		1.12		0.80		0.80		3.62		776

10.70	7.56	62,221	0.98	*	0.98	*	0.95	*	0.95	*	2.58	*	191
10.07	7.93	55,839	0.95		0.95		0.95		0.95		2.45		267
9.80	11.46	16,617	0.95		0.95		0.95		0.95		2.38		310
9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462
8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

$10.86	6.26%	$371,228	0.57	%*	0.57	%*	0.55	%*	0.55	%*	2.41	%*	226%
10.34	9.56	240,055	0.55		0.55		0.55		0.55		2.78		348
9.78	6.27	131,659	0.55		0.55		0.55		0.55		2.70		232
9.64	17.70	185,704	0.55		0.55		0.55		0.55		3.84		401
8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653
9.92	7.12	223,541	1.02		1.02		0.55		0.55		4.03		775

10.86	6.21	20,979	0.67	*	0.67	*	0.65	*	0.65	*	2.31	*	226
10.34	9.45	10,326	0.65		0.65		0.65		0.65		2.70		348
9.78	6.17	5,475	0.65		0.65		0.65		0.65		2.66		232
9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401
8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Administrative Class
04/01/2012 - 09/30/2012+	$10.34	$0.12	$0.51	$0.63	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2012	9.78	0.25	0.65	0.90	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00	(0.43)
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00	(0.60)
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00	(0.71)
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00	(0.34)
Class A
04/01/2012 - 09/30/2012+	10.34	0.11	0.51	0.62	(0.10)	0.00	0.00	(0.10)
03/31/2012	9.78	0.25	0.64	0.89	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	9.64	0.23	0.33	0.56	(0.21)	(0.21)	0.00	(0.42)
03/31/2010	8.75	0.32	1.16	1.48	(0.29)	(0.30)	0.00	(0.59)
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)	0.00	(0.69)
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00	0.00	(0.32)
Class B
04/01/2012 - 09/30/2012+	10.34	0.07	0.52	0.59	(0.07)	0.00	0.00	(0.07)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.15	0.33	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)	0.00	(0.52)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00	(0.62)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2012 - 09/30/2012+	10.34	0.07	0.52	0.59	(0.07)	0.00	0.00	(0.07)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.16	0.32	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)	0.00	(0.52)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00	(0.62)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00	(0.25)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.38%.
(e)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.48%.
(f)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(g)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(h)	Effective February 24, 2009, the Fund’s advisory fee was decreased by 0.20% to an annual rate of 0.40%.
(i)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(j)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(k)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.86	6.14%	$2,250	0.82	%*	0.82	%*	0.80	%*	0.80	%*	2.19	%*	226%
10.34	9.28	1,704	0.80		0.80		0.80		0.80		2.50		348
9.78	6.02	925	0.80		0.80		0.80		0.80		2.53		232
9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401
8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653
9.92	6.89	12	1.27		1.27		0.80		0.80		3.81		775

10.86	6.07	61,746	0.92	*	0.92	*	0.90	*	0.90	*	2.08	*	226
10.34	9.17	52,681	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.45		348
9.78	5.85	37,193	0.95		0.95		0.95		0.95		2.35		232
9.64	17.24	29,640	0.95		0.95		0.95		0.95		3.39		401
8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775

10.86	5.68	468	1.67	*	1.67	*	1.65	*	1.65	*	1.36	*	226
10.34	8.36	706	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.84		348
9.78	5.06	1,317	1.70		1.70		1.70		1.70		1.53		232
9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775

10.86	5.68	25,927	1.67	*	1.67	*	1.65	*	1.65	*	1.34	*	226
10.34	8.36	22,135	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.75		348
9.78	5.06	18,221	1.70		1.70		1.70		1.70		1.60		232
9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund

Assets:
Investments, at value	$13,259,662	$7,649,116	$779,163
Investments in Affiliates, at value	560,364	211,565	100,532
Repurchase agreements, at value	12,500	3,700	1,011
Cash	323	1,511	11,209
Deposits with counterparty	1,130	0	1,187
Foreign currency, at value	44,648	502	435
Receivable for investments sold	56,016	24,068	4,980
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for cross-currency swap exchanges	0	0	0
Receivable for Fund shares sold	16,963	9,560	27,533
Interest and dividends receivable	219,168	127,988	11,852
Dividends receivable from Affiliates	237	107	20
Variation margin receivable on financial derivative instruments	0	195	31
OTC swap premiums paid	29,581	33,596	38
Unrealized appreciation on foreign currency contracts	158,898	6,659	286
Unrealized appreciation on OTC swap agreements	207,321	74,948	1,537
Other assets	0	0	0
	14,566,811	8,143,515	939,814

Liabilities:
Payable for reverse repurchase agreements	$0	$4,421	$2,353
Payable for investments purchased	173,129	66,332	82,423
Payable for investments in Affiliates purchased	237	107	20
Payable for sale-buyback financing transactions	0	16,605	0
Payable for short sales	3,251	0	0
Deposits from counterparty	382,366	60,728	1,825
Payable for cross-currency swap exchanges	0	0	0
Payable for Fund shares redeemed	19,173	8,200	107
Dividends payable	4,131	3,017	493
Overdraft due to custodian	0	0	0
Written options outstanding	2,650	2,003	581
Accrued investment advisory fees	4,576	2,612	454
Accrued supervisory and administrative fees	4,874	2,435	225
Accrued distribution fees	260	215	0
Accrued servicing fees	128	209	0
Accrued taxes payable	16,429	0	0
Variation margin payable on financial derivative instruments	47	0	3
Reimbursement to PIMCO	0	0	12
OTC swap premiums received	7,511	46,600	576
Unrealized depreciation on foreign currency contracts	76,751	12,602	509
Unrealized depreciation on OTC swap agreements	1,317	5,636	72
Other liabilities	286	24	2
	697,116	231,746	89,655

Net Assets	$13,869,695	$7,911,769	$850,159

Net Assets Consist of:
Paid in capital	$13,538,674	$7,136,280	$818,432
Undistributed (overdistributed) net investment income	(140,218)	12,333	390
Accumulated undistributed net realized gain (loss)	(82,718)	277	4,052
Net unrealized appreciation	553,957	762,879	27,285
	$13,869,695	$7,911,769	$850,159

Cost of Investments	$12,978,161	$6,951,104	$753,334
Cost of Investments in Affiliates	$560,352	$211,559	$100,531
Cost of Repurchase Agreements	$12,500	$3,700	$1,011
Cost of Foreign Currency Held	$44,691	$505	$438
Proceeds Received on Short Sales	$3,255	$0	$0
Premiums Received on Written Options	$3,354	$2,643	$748

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

$4,938,446	$5,648,742	$5,809,507	$3,994,785	$1,392,508	$493,152
2,308,071	733,161	608,160	2,100,442	142,109	64,833
6,784	9,000	18,153	5,576	2,698	1,662
75	245	439	0	0	2
3,035	5,933	18,753	45	786	248
6,163	5,284	23,787	6,474	10,128	3,452
94,533	1,307,605	1,543,263	783,710	267,677	127,904
0	4,302	0	0	0	0
0	226,091	606,196	0	50,127	38,302
16,647	10,985	9,162	3,272	6,124	1,703
51,602	46,981	44,735	33,007	10,261	3,174
650	87	73	530	14	12
67	1,536	1,525	1,109	164	76
486	8,199	7,892	5,567	645	258
197,830	40,313	17,395	64,649	2,908	1,359
8,419	28,149	19,066	38,355	4,225	1,663
0	1,047	1,971	4	373	73
7,632,808	8,077,660	8,730,077	7,037,525	1,890,747	737,873

$0	$0	$0	$0	$325	$0
322,613	1,666,983	1,895,469	1,524,846	325,109	185,935
650	86	72	530	14	12
0	622,574	773,695	28,416	185,038	19,638
16,284	1,490	0	36,374	17,158	0
155,610	62,192	39,392	92,109	7,445	1,650
0	226,610	606,862	0	50,248	38,276
6,347	5,740	9,250	1,422	3,161	369
318	1,680	2,330	173	54	38
0	0	0	1,037	6	0
1,353	20,280	19,397	7,765	5,154	1,518
2,340	989	968	1,562	234	87
2,122	1,133	1,109	1,209	288	113
58	183	101	39	57	15
33	95	93	39	0	16
0	0	0	0	0	0
54	0	21	188	6	2
0	0	0	0	0	0
395	15,781	6,749	10,698	3,012	931
56,589	27,166	70,153	13,976	6,211	5,847
10	4,131	16,311	3,299	2,094	828
0	0	0	2	0	0
564,776	2,657,113	3,441,972	1,723,684	605,614	255,275

$7,068,032	$5,420,547	$5,288,105	$5,313,841	$1,285,133	$482,598

$7,824,922	$5,142,573	$4,974,152	$5,113,293	$1,221,320	$454,912
84,869	(81,296)	(101,733)	(51,008)	(13,950)	(2,393)
(1,005,680)	200,619	307,615	18,281	47,073	20,236
163,921	158,651	108,071	233,275	30,690	9,843
$7,068,032	$5,420,547	$5,288,105	$5,313,841	$1,285,133	$482,598

$4,921,146	$5,501,030	$5,626,771	$3,835,003	$1,361,076	$480,395
$2,307,784	$733,148	$608,152	$2,100,134	$142,108	$64,832
$6,784	$9,000	$18,153	$5,576	$2,698	$1,662
$6,158	$5,294	$23,866	$6,503	$10,150	$3,458
$16,313	$1,489	$0	$36,299	$17,158	$0
$1,709	$18,629	$17,758	$10,616	$4,610	$1,393

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund

Net Assets:
Institutional Class	$11,309,756	$5,861,161	$692,897
Class P	1,066,491	417,524	156,466
Administrative Class	40,766	30,932	NA
Class D	805,170	461,177	215
Class A	462,198	914,499	346
Class B	NA	5,851	NA
Class C	185,314	220,625	235
Class R	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	1,041,896	476,767	58,036
Class P	98,249	33,963	13,105
Administrative Class	3,756	2,516	NA
Class D	74,175	37,514	18
Class A	42,579	74,389	29
Class B	NA	476	NA
Class C	17,072	17,946	20
Class R	NA	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding
Institutional Class	$10.86	$12.29	$11.94
Class P	10.86	12.29	11.94
Administrative Class	10.86	12.29	NA
Class D	10.86	12.29	11.94
Class A	10.86	12.29	11.94
Class B	NA	12.29	NA
Class C	10.86	12.29	11.94
Class R	NA	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

$6,646,548	$4,030,933	$3,754,062	$4,950,330	$966,406	$371,228
95,008	176,469	672,007	63,680	1,249	20,979
8,577	19,700	21,045	NA	255,257	2,250
140,910	672,995	353,433	88,867	62,221	NA
122,533	417,725	413,639	164,091	NA	61,746
NA	NA	640	NA	NA	468
54,456	102,725	51,564	39,609	NA	25,927
NA	NA	21,715	7,264	NA	NA

633,569	346,853	331,970	421,161	90,327	34,194
9,056	15,185	59,425	5,418	117	1,933
818	1,695	1,861	NA	23,858	207
13,432	57,910	31,254	7,561	5,816	NA
11,680	35,944	36,578	13,960	NA	5,688
NA	NA	57	NA	NA	43
5,191	8,839	4,560	3,370	NA	2,388
NA	NA	1,920	618	NA	NA

$10.49	$11.62	$11.31	$11.75	$10.70	$10.86
10.49	11.62	11.31	11.75	10.70	10.86
10.49	11.62	11.31	NA	10.70	10.86
10.49	11.62	11.31	11.75	10.70	NA
10.49	11.62	11.31	11.75	NA	10.86
NA	NA	11.31	NA	NA	10.86
10.49	11.62	11.31	11.75	NA	10.86
NA	NA	11.31	11.75	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund

Investment Income:
Interest, net of foreign taxes*	$325,662	$176,580	$13,172
Dividends	0	0	0
Dividends from Affiliate investments	1,709	918	79
Miscellaneous income	0	0	0
Total Income	327,371	177,498	13,251

Expenses:
Investment advisory fees	28,827	15,867	2,206
Supervisory and administrative fees	30,808	14,712	1,094
Distribution and/or servicing fees - Administrative Class	52	32	0
Distribution and/or servicing fees - Class D	1,004	529	0
Distribution fees - Class B	0	26	0
Distribution fees - Class C	694	782	0
Distribution fees - Class R	0	0	0
Servicing fees - Class A	605	865	0
Servicing fees - Class B	0	9	0
Servicing fees - Class C	231	261	0
Servicing fees - Class R	0	0	0
Trustees’ fees	7	4	0
Interest expense	205	31	2
Miscellaneous expense	0	0	13
Total Expenses	62,433	33,118	3,315
Waiver by PIMCO	0	0	0
Net Expenses	62,433	33,118	3,315

Net Investment Income	264,938	144,380	9,936

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(50,828)	13,267	4,041
Net realized gain on Affiliate investments	371	249	7
Net realized gain (loss) on futures contracts	(6,942)	11,020	1,798
Net realized gain on written options	381	265	313
Net realized gain on swaps	70,245	15,602	204
Net realized gain (loss) on foreign currency transactions	(51,223)	3,884	256
Net change in unrealized appreciation on investments	82,123	316,534	20,729
Net change in unrealized appreciation (depreciation) on Affiliate investments	(213)	(180)	0
Net change in unrealized appreciation (depreciation) on futures contracts	(1,434)	6,761	939
Net change in unrealized appreciation (depreciation) on written options	419	357	(13)
Net change in unrealized appreciation (depreciation) on swaps	41,156	18,716	258
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	96,801	5,867	36
Net Gain (Loss)	180,856	392,342	28,568

Net Increase in Net Assets Resulting from Operations	$445,794	$536,722	$38,504

* Foreign tax withholdings	$3,188	$3	$2

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

$69,686	$88,851	$92,682	$54,551	$21,781	$5,731
0	83	101	152	24	25
4,190	351	375	2,503	57	57
0	0	0	2	0	0
73,876	89,285	93,158	57,208	21,862	5,813

15,105	6,277	6,344	9,564	1,529	483
13,734	7,219	7,263	7,429	1,878	628
37	22	31	0	305	3
189	793	408	119	72	0
0	0	3	0	0	2
218	369	186	148	0	90
0	0	23	8	0	0
170	520	533	199	0	70
0	0	1	0	0	1
73	123	62	49	0	30
0	0	24	8	0	0
4	3	3	3	1	0
38	1,005	828	17	187	48
0	0	0	0	0	0
29,568	16,331	15,709	17,544	3,972	1,355
0	0	0	(1)	0	0
29,568	16,331	15,709	17,543	3,972	1,355

44,308	72,954	77,449	39,665	17,890	4,458

(8,337)	80,032	91,587	4,984	20,767	8,676
1,194	3	50	227	3	7
(3,898)	18,768	29,497	19,742	2,211	1,031
199	4,441	4,425	1,147	1,146	330
361	41,186	43,603	17,378	7,111	940
(61,218)	59,610	74,155	(13,273)	16,902	3,744
22,020	145,855	119,967	81,268	30,494	9,996
(714)	13	6	147	2	2
(856)	8,648	7,244	(7,266)	2,868	1,105
207	(3,700)	(4,346)	2,095	(1,336)	(352)
(1,987)	(41,087)	(55,687)	(15,105)	(1,637)	(468)
48,700	25,707	(57,221)	43,907	(4,162)	(5,520)
(4,329)	339,476	253,280	135,251	74,369	19,491

$39,979	$412,430	$330,729	$174,916	$92,259	$23,949

$2	$0	$0	$2	$0	$3

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Statements of Changes in Net Assets

	PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$264,938	$435,546	$144,380	$192,393	$9,936	$16,004	$44,308	$84,518
Net realized gain (loss)	(38,367)	60,024	44,038	79,872	6,612	(767)	(72,893)	(194,440)
Net realized gain (loss) on Affiliate investments	371	326	249	457	7	19	1,194	(114)
Net change in unrealized appreciation (depreciation)	219,065	(66,516)	348,235	188,335	21,949	833	68,084	(29,829)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(213)	213	(180)	186	0	1	(714)	872
Net increase (decrease) resulting from operations	445,794	429,593	536,722	461,243	38,504	16,090	39,979	(138,993)

Distributions to Shareholders:
From net investment income
Institutional Class	(227,913)	(324,642)	(121,839)	(153,461)	(8,452)	(15,613)	(42,215)	(75,992)
Class P	(22,072)	(59,378)	(8,139)	(11,931)	(2,154)	(507)	(610)	(1,587)
Administrative Class	(855)	(5,508)	(556)	(1,446)	0	0	(158)	(453)
Class D	(16,012)	(38,255)	(8,784)	(16,783)	(1)	0	(717)	(3,857)
Class A	(9,601)	(25,698)	(14,315)	(22,102)	(3)	(1)	(646)	(2,431)
Class B	0	0	(119)	(567)	0	0	0	0
Class C	(2,995)	(6,344)	(3,539)	(6,872)	(1)	0	(59)	(280)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(887)	0	0
Class P	0	0	0	0	0	(26)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(279,448)	(459,825)	(157,291)	(213,162)	(10,611)	(17,034)	(44,405)	(84,600)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,420,330	5,447,991	1,165,191	2,513,950	443,205	28,063	575,505	2,137,165

Total Increase in Net Assets	1,586,676	5,417,759	1,544,622	2,762,031	471,098	27,119	571,079	1,913,572

Net Assets:
Beginning of period	12,283,019	6,865,260	6,367,147	3,605,116	379,061	351,942	6,496,953	4,583,381
End of period*	$13,869,695	$12,283,019	$7,911,769	$6,367,147	$850,159	$379,061	$7,068,032	$6,496,953

*Including undistributed (overdistributed) net investment income of:	$(140,218)	$(125,708)	$12,333	$25,244	$390	$1,065	$84,869	$84,966

**	See note 12 in the Notes to Financial Statements.

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$72,954	$99,248	$77,449	$102,164	$39,665	$92,921	$17,890	$30,809	$4,458	$6,542
204,037	113,990	243,267	184,411	29,978	27,430	48,137	52,034	14,721	14,573
3	(6)	50	58	227	173	3	9	7	23
135,423	17,886	9,957	30,020	104,899	61,617	26,227	752	4,761	1,219
13	0	6	2	147	153	2	(1)	2	0
412,430	231,118	330,729	316,655	174,916	182,294	92,259	83,603	23,949	22,357

(50,416)	(137,234)	(52,022)	(115,347)	(40,227)	(122,230)	(13,200)	(33,504)	(3,332)	(6,198)
(2,090)	(6,565)	(8,341)	(6,404)	(530)	(1,471)	(15)	(37)	(182)	(236)
(223)	(809)	(341)	(691)	0	0	(3,158)	(9,057)	(21)	(21)
(7,388)	(27,243)	(4,025)	(10,826)	(705)	(3,141)	(710)	(1,956)	0	0
(4,854)	(18,478)	(5,253)	(13,475)	(1,163)	(3,902)	0	0	(553)	(1,300)
0	0	(7)	(53)	0	0	0	0	(4)	(20)
(777)	(3,699)	(427)	(1,396)	(141)	(818)	0	0	(148)	(441)
0	0	(208)	(547)	(40)	(153)	0	0	0	0

0	0	0	(30,262)	0	(2,447)	0	(10,515)	0	(350)
0	0	0	(1,764)	0	(29)	0	(11)	0	(14)
0	0	0	(175)	0	0	0	(3,046)	0	(1)
0	0	0	(3,097)	0	(72)	0	(857)	0	0
0	0	0	(3,964)	0	(92)	0	0	0	(90)
0	0	0	(16)	0	0	0	0	0	(1)
0	0	0	(493)	0	(24)	0	0	0	(37)
0	0	0	(165)	0	(4)	0	0	0	0

0	0	0	0	0	(612)	0	0	0	0
0	0	0	0	0	(7)	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(18)	0	0	0	0
0	0	0	0	0	(21)	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(6)	0	0	0	0
0	0	0	0	0	(1)	0	0	0	0

(65,748)	(194,028)	(70,624)	(188,675)	(42,806)	(135,048)	(17,083)	(58,983)	(4,240)	(8,709)

289,078	1,487,509	593,140	1,091,220	821,107	1,565,041	27,602	194,729	135,282	119,169

635,760	1,524,599	853,245	1,219,200	953,217	1,612,287	102,778	219,349	154,991	132,817

4,784,787	3,260,188	4,434,860	3,215,660	4,360,624	2,748,337	1,182,355	963,006	327,607	194,790
$5,420,547	$4,784,787	$5,288,105	$4,434,860	$5,313,841	$4,360,624	$1,285,133	$1,182,355	$482,598	$327,607

$(81,296)	$(88,502)	$(101,733)	$(108,558)	$(51,008)	$(47,867)	$(13,950)	$(14,757)	$(2,393)	$(2,611)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$500	$527
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
6.500% due 06/10/2014		3,100	3,367

Total Bermuda (Cost $4,023)			4,104

BRAZIL 7.1%

CORPORATE BONDS & NOTES 1.0%
Banco Bradesco S.A.
2.537% due 05/16/2014		$4,100	4,130
Banco do Brasil S.A.
3.284% due 07/02/2014		6,900	6,941
4.500% due 01/22/2015		4,860	5,127
Banco Santander Brasil S.A.
2.485% due 03/18/2014		54,250	53,380
Banco Votorantim Ltd.
3.362% due 03/28/2014		11,900	11,873
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,158
Petrobras International Finance Co.
2.875% due 02/06/2015		$45,400	46,777

			132,386

SOVEREIGN ISSUES 6.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,049,544	536,254
10.000% due 01/01/2021		622,029	313,790

			850,044

Total Brazil (Cost $1,001,178)			982,430

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%
Bank of Montreal
2.850% due 06/09/2015		$14,000	14,888

Total Canada (Cost $14,457)			14,888

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016		$8,000	7,958

Total Cayman Islands (Cost $7,867)			7,958

CHILE 0.4%

CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile
2.437% due 02/14/2014		$15,000	14,784
2.875% due 11/13/2012		25,000	25,052
3.750% due 09/22/2015		100	104
Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014		1,000	1,071

			41,011

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,581,374	3,914
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		677,732	1,452
3.000% due 07/01/2018		1,265,099	2,739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2018	CLP	33,887	$73

			8,178

Total Chile (Cost $47,154)			49,189

COLOMBIA 2.6%

CORPORATE BONDS & NOTES 0.3%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	48,637

SOVEREIGN ISSUES 2.3%
Bogota Distrito Capital
9.750% due 07/26/2028		31,200,000	25,715
Colombia Government International Bond
3.946% due 03/17/2013		$3,135	3,190
7.750% due 04/14/2021	COP	25,498,000	17,548
8.250% due 12/22/2014		$10,160	11,821
9.850% due 06/28/2027	COP	127,314,000	107,728
12.000% due 10/22/2015		232,943,000	159,865

			325,867

Total Colombia (Cost $311,732)			374,504

EGYPT 0.0%

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$1,429	1,329

Total Egypt (Cost $1,429)			1,329

FRANCE 0.6%

CORPORATE BONDS & NOTES 0.6%
Dexia Credit Local S.A.
1.160% due 09/18/2013	EUR	62,000	80,224
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,977

Total France (Cost $81,313)			82,201

GERMANY 1.0%

CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$139,180	144,126

Total Germany (Cost $143,066)			144,126

GUATEMALA 0.0%

SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$840	888

Total Guatemala (Cost $881)			888

HUNGARY 0.4%

SOVEREIGN ISSUES 0.4%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,258
5.500% due 02/12/2016		6,319,600	27,631
6.000% due 10/24/2012		537,300	2,417
6.500% due 06/24/2019		620,000	2,735
6.750% due 11/24/2017		478,000	2,157
7.500% due 11/12/2020		4,270,000	19,607

Total Hungary (Cost $65,729)			57,805

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of India
4.375% due 02/02/2015		$900	$933
4.400% due 04/21/2015		2,400	2,491
ICICI Bank Ltd.
2.181% due 02/24/2014		7,800	7,646
6.625% due 10/03/2012		3,500	3,500
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,200	1,254
State Bank of India
4.500% due 07/27/2015		1,000	1,041

Total India (Cost $16,962)			16,865

INDONESIA 7.3%

SOVEREIGN ISSUES 7.3%
Indonesia Government International Bond
6.375% due 04/15/2042	IDR	454,596,000	46,613
6.750% due 03/10/2014		$2,440	2,620
7.000% due 05/15/2022	IDR	11,000,000	1,236
7.375% due 09/15/2016		74,741,000	8,343
8.250% due 07/15/2021		355,000,000	42,884
8.250% due 06/15/2032		1,473,823,000	179,308
8.375% due 09/15/2026		670,297,000	83,329
9.500% due 07/15/2023		112,807,000	14,869
9.500% due 07/15/2031		862,533,000	117,191
9.500% due 05/15/2041		333,047,000	46,021
10.000% due 09/15/2024		268,000,000	36,843
10.000% due 02/15/2028		573,318,000	80,660
10.375% due 05/04/2014		$12,000	13,680
10.500% due 08/15/2030	IDR	1,031,656,000	151,064
10.500% due 07/15/2038		295,238,000	44,447
11.000% due 11/15/2020		618,548,000	85,685
11.000% due 09/15/2025		170,000,000	25,104
11.500% due 09/15/2019		46,330,000	6,402
12.800% due 06/15/2021		166,974,000	25,448

Total Indonesia (Cost $890,673)			1,011,747

IRELAND 0.8%

CORPORATE BONDS & NOTES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$63,990	68,021
7.700% due 08/07/2013		18,450	19,405
RZD Capital Ltd.
8.300% due 04/02/2019	RUB	780,000	25,910

			113,336

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	215

Total Ireland (Cost $110,667)			113,551

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.6%

SOVEREIGN ISSUES 0.6%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	61,820	$82,707

Total Italy (Cost $83,877)			82,707

KAZAKHSTAN 1.5%

CORPORATE BONDS & NOTES 1.5%
KazMunayGas National Co.
8.375% due 07/02/2013		$168,740	177,151
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		28,196	29,677

Total Kazakhstan (Cost $203,880)			206,828

LUXEMBOURG 5.1%

CORPORATE BONDS & NOTES 5.1%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,673
ArcelorMittal
4.000% due 02/25/2015		7,500	7,499
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	500,000	6,404
4.560% due 12/09/2012	EUR	3,400	4,395
7.343% due 04/11/2013		$5,450	5,631
7.510% due 07/31/2013		22,600	23,815
8.125% due 07/31/2014		38,650	42,728
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		832	943
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		11,650	12,356
7.175% due 05/16/2013		48,420	50,026
7.500% due 03/25/2013	RUB	555,000	17,907
8.625% due 02/17/2017		1,955,500	64,880
8.700% due 03/17/2016		6,556,500	217,671
9.000% due 06/11/2014		$9,410	10,458
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		32,600	35,254
6.468% due 07/02/2013		58,130	60,240
6.480% due 05/15/2013		36,750	38,080
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		9,600	10,438
9.750% due 07/29/2013		55,424	59,249
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		33,935	34,098

Total Luxembourg (Cost $708,250)			703,745

MALAYSIA 4.1%

CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,056

SOVEREIGN ISSUES 4.1%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	68,800	22,494
3.418% due 08/15/2022		700,900	226,924
3.434% due 08/15/2014		500	165
3.580% due 09/28/2018		69,000	22,797
3.835% due 08/12/2015		271,380	90,334
3.892% due 03/15/2027		9,000	2,995
4.012% due 09/15/2017		57,500	19,404
4.160% due 07/15/2021		89,202	30,407
4.262% due 09/15/2016		295,638	100,384
4.378% due 11/29/2019		133,700	46,278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.392% due 04/15/2026	MYR	6,700	$2,352

			564,534

Total Malaysia (Cost $556,958)			565,590

		SHARES
MEXICO 13.6%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.3%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	214
BBVA Bancomer S.A.
6.500% due 03/10/2021		550	605
Hipotecaria Su Casita S.A. de C.V.
6.290% due 06/28/2018 ^	MXN	77,488	277
Pemex Project Funding Master Trust
1.018% due 12/03/2012		$27,950	27,901
Petroleos Mexicanos
4.875% due 03/15/2015		5,272	5,680
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,500	1,663
8.750% due 01/31/2016	MXN	45,300	3,810
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.805% due 12/09/2014		76,200	5,169

			45,319

SOVEREIGN ISSUES 13.3%
Mexico Government International Bond
5.000% due 06/15/2017		248,000	19,330
6.000% due 06/18/2015		1,340,350	107,815
6.250% due 06/16/2016		7,539,275	614,422
6.500% due 06/10/2021		659,200	56,033
6.500% due 06/09/2022		515,300	43,737
7.000% due 06/19/2014		471,300	38,219
7.500% due 06/03/2027		148,900	13,395
7.750% due 12/14/2017		1,599,600	140,162
7.750% due 05/29/2031		375,090	33,916
8.000% due 12/17/2015		53,100	4,510
8.000% due 06/11/2020		1,410,870	129,621
8.500% due 12/13/2018		2,291,267	210,253
8.500% due 11/18/2038		156,780	15,282
9.000% due 12/20/2012		1,012,018	79,489
9.500% due 12/18/2014		171,263	14,660
10.000% due 12/05/2024		3,013,377	329,826

			1,850,670

Total Mexico (Cost $1,813,541)			1,895,990

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,000	7,831
10.500% due 03/25/2014		29,600	33,153
Volkswagen International Finance NV
0.970% due 04/01/2014		33,000	33,140
Waha Aerospace BV
3.925% due 07/28/2020		16,656	17,947

Total Netherlands (Cost $90,870)			92,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA 0.4%

SOVEREIGN ISSUES 0.4%
Nigeria Government Bond
16.000% due 06/29/2019	NGN	5,056,800	$36,157
16.390% due 01/27/2022		2,529,400	19,215

Total Nigeria (Cost $49,690)			55,372

PANAMA 0.2%

SOVEREIGN ISSUES 0.2%
Panama Government International Bond
7.250% due 03/15/2015		$30,140	34,586

Total Panama (Cost $34,229)			34,586

PERU 2.6%

SOVEREIGN ISSUES 2.6%
Peru Government International Bond
5.200% due 09/12/2023	PEN	6,020	2,430
6.850% due 02/12/2042		35,500	16,281
6.900% due 08/12/2037		66,120	30,707
6.950% due 08/12/2031		168,085	77,504
7.840% due 08/12/2020		212,100	101,334
8.200% due 08/12/2026		22,560	11,735
8.600% due 08/12/2017		7,060	3,338
9.875% due 02/06/2015		$4,050	4,870
9.910% due 05/05/2015	PEN	261,599	117,290

Total Peru (Cost $330,197)			365,489

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	25,502

Total Philippines (Cost $22,732)			25,502

POLAND 10.7%

SOVEREIGN ISSUES 10.7%
Poland Government International Bond
0.000% due 10/25/2012	PLN	419,200	130,502
0.000% due 01/25/2013		86,400	26,628
0.000% due 01/25/2014		52,500	15,553
4.750% due 10/25/2016		276,100	88,234
5.000% due 10/24/2013		76,900	24,242
5.000% due 04/25/2016		300,400	96,581
5.150% due 01/25/2015		43,920	13,769
5.250% due 04/25/2013		50,000	15,698
5.250% due 01/15/2014		$6,500	6,856
5.250% due 10/25/2017	PLN	535,540	175,055
5.250% due 10/25/2020		148,200	48,396
5.500% due 04/25/2015		937,400	302,514
5.500% due 10/25/2019		1,174,540	390,133
5.750% due 04/25/2014		270,680	86,685
5.750% due 10/25/2021		118,000	39,735
5.750% due 09/23/2022		34,600	11,711
6.250% due 10/24/2015		56,790	18,807

Total Poland (Cost $1,490,295)			1,491,099

QATAR 0.3%

CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$665	792
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		16,450	17,855
5.832% due 09/30/2016		2,613	2,861

			21,508

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		$8,000	$8,512
5.150% due 04/09/2014		9,950	10,597

			19,109

Total Qatar (Cost $39,450)			40,617

RUSSIA 0.9%

CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$3,200	3,420
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		4,274	4,394
VimpelCom Holdings BV
4.362% due 06/29/2014		41,500	41,795

			49,609

SOVEREIGN ISSUES 0.5%
Russia Government International Bond
3.625% due 04/29/2015		39,600	41,778
7.850% due 03/10/2018	RUB	610,000	21,021

			62,799

Total Russia (Cost $110,818)			112,408

SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$5,800	6,090

Total Singapore (Cost $6,081)			6,090

SOUTH AFRICA 17.6%

SOVEREIGN ISSUES 17.6%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,140	2,829
6.250% due 03/31/2036	ZAR	190,200	18,414
6.750% due 03/31/2021		2,151,300	261,726
7.250% due 01/15/2020		3,788,260	476,720
7.500% due 01/15/2014		131,900	16,320
8.000% due 12/21/2018		3,701,270	487,106
8.250% due 09/15/2017		8,152,950	1,080,295
8.750% due 12/21/2014		76,900	9,974
10.500% due 12/21/2026		373,900	56,875
13.500% due 09/15/2015		193,200	28,298

Total South Africa (Cost $2,492,760)			2,438,557

SOUTH KOREA 1.5%

CORPORATE BONDS & NOTES 1.4%
Export-Import Bank of Korea
0.593% due 02/14/2013	EUR	5,100	6,525
1.401% due 07/26/2013		$8,000	8,000
1.526% due 09/21/2013		17,000	17,005
1.700% due 02/13/2013		41,500	41,492
2.176% due 03/21/2015		8,600	8,584
5.500% due 10/17/2012		14,150	14,187
5.750% due 05/22/2013	EUR	3,700	4,909
5.875% due 01/14/2015		$2,000	2,207
8.125% due 01/21/2014		11,750	12,820
Korea Development Bank
0.714% due 11/23/2012		3,200	3,196
0.893% due 04/03/2014	EUR	4,500	5,792
1.083% due 10/04/2012		$1,400	1,400
5.300% due 01/17/2013		18,779	19,021
8.000% due 01/23/2014		26,560	28,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shinhan Bank
1.737% due 11/16/2012		$16,000	$15,991

			190,074

SOVEREIGN ISSUES 0.1%
Republic of Korea
4.250% due 06/01/2013		8,820	9,029

Total South Korea (Cost $197,939)			199,103

SRI LANKA 0.0%

SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
8.250% due 10/24/2012		$2,500	2,512

Total Sri Lanka (Cost $2,508)			2,512

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
2.300% due 02/26/2013	KRW	7,770,000	6,984

Total Supranational (Cost $6,884)			6,984

THAILAND 2.7%

SOVEREIGN ISSUES 2.7%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	17,924
3.125% due 12/11/2015		1,229,681	39,788
3.250% due 06/16/2017		1,326,400	42,878
3.450% due 03/08/2019		280,300	9,060
3.625% due 05/22/2015		3,397,656	111,513
3.650% due 12/17/2021		1,303,800	42,697
3.875% due 06/13/2019		2,180,201	72,433
4.250% due 03/13/2013		120,300	3,929
5.125% due 03/13/2018		508,330	17,889
5.400% due 07/27/2016		123,000	4,294
5.625% due 01/12/2019		154,000	5,589
6.150% due 07/07/2026		118,000	4,776

Total Thailand (Cost $362,443)			372,770

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,310

Total Tunisia (Cost $1,425)			1,310

TURKEY 4.3%

SOVEREIGN ISSUES 4.3%
Turkey Government International Bond
0.000% due 11/07/2012	TRY	93,890	51,917
0.000% due 02/20/2013		27,000	14,650
0.000% due 03/20/2013		100,000	54,030
3.000% due 01/06/2021 (c)		87,131	51,026
3.000% due 07/21/2021 (c)		119,422	70,135
3.000% due 02/23/2022 (c)		346,805	204,832
4.000% due 04/29/2015 (c)		7,226	4,330
4.000% due 04/01/2020 (c)		32,775	20,343
10.000% due 01/09/2013		55,000	30,947
10.000% due 04/10/2013		93,400	52,924
10.500% due 01/15/2020		49,630	31,273
11.000% due 08/06/2014		7,300	4,320
16.000% due 08/28/2013		3,600	2,161

Total Turkey (Cost $581,068)			592,888

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.0%

CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	$232

Total United Arab Emirates (Cost $200)			232

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
HBOS PLC
1.112% due 09/06/2017		$2,500	2,040

Total United Kingdom (Cost $2,206)			2,040

UNITED STATES 1.6%

ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036		$43	43
1.117% due 07/25/2037		132	131
Countrywide Asset-Backed Certificates
0.317% due 05/25/2047		87	85
Credit-Based Asset Servicing and Securitization LLC
0.337% due 07/25/2037		32	21
MASTR Asset-Backed Securities Trust
0.297% due 05/25/2037		196	193
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		361	216

			689

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013		779	725

CORPORATE BONDS & NOTES 1.5%
Ally Financial, Inc.
3.638% due 02/11/2014		13,600	13,752
4.625% due 06/26/2015		32,010	32,847
6.750% due 12/01/2014		400	427
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,374
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,003
Bank of America N.A.
0.669% due 06/15/2016		12,000	11,325
BellSouth Corp.
4.020% due 04/26/2021		400	408
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,855
Daimler Finance North America LLC
1.238% due 04/10/2014		48,250	48,436
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		4,750	4,847
8.000% due 06/01/2014		1,100	1,215
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		1,000	965
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,100	2,126
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	5,000	7,258
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$7,600	7,784
SLM Corp.
5.375% due 05/15/2014		600	634
SSIF Nevada LP
1.155% due 04/14/2014		10,000	10,049

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	$600	$600
Verizon Communications, Inc.
0.972% due 03/28/2014	33,000	33,267
Wachovia Bank N.A.
0.822% due 11/03/2014	1,403	1,392
Wachovia Corp.
0.825% due 10/15/2016	2,400	2,325

		206,889

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.572% due 03/20/2036	297	249
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	8,886	8,898
BCAP LLC Trust
0.387% due 01/25/2037^	835	529
Bear Stearns Adjustable Rate Mortgage Trust
2.735% due 01/25/2035	43	38
5.435% due 02/25/2036	387	242
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^	578	157
3.006% due 09/25/2035	70	57
Citigroup Mortgage Loan Trust, Inc.
2.895% due 07/25/2046^	211	162
2.901% due 03/25/2034	59	59
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	320	260
Countrywide Home Loan Mortgage Pass-Through Trust
3.729% due 09/25/2047^	142	104
GSR Mortgage Loan Trust
3.379% due 11/25/2035	268	232
Harborview Mortgage Loan Trust
5.322% due 08/19/2036^	114	95
Homebanc Mortgage Trust
5.588% due 04/25/2037	357	297
Luminent Mortgage Trust
0.397% due 12/25/2036	147	97
MASTR Alternative Loans Trust
0.617% due 03/25/2036	128	22
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	80	73
Residential Accredit Loans, Inc. Trust
5.714% due 02/25/2036^	284	171
Residential Asset Securitization Trust
0.617% due 01/25/2046^	326	133
Sequoia Mortgage Trust
2.743% due 01/20/2047	130	108
Structured Adjustable Rate Mortgage Loan Trust
5.306% due 03/25/2036^	280	222
WaMu Mortgage Pass-Through Certificates
2.140% due 01/25/2037^	244	185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.314% due 12/25/2036^	$148	$118
2.422% due 04/25/2037	157	118
2.741% due 09/25/2036	246	189
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	353	286

		13,101

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039	699	762

Total United States (Cost $219,234)		222,166

VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond
8.500% due 10/08/2014	$7,470	7,545

Total Venezuela (Cost $7,436)		7,545

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
TNK-BP Finance S.A.
6.250% due 02/02/2015	$5,600	6,111
7.500% due 03/13/2013	36,875	37,972

Total Virgin Islands (British) (Cost $43,765)		44,083

SHORT-TERM INSTRUMENTS 10.1%

CERTIFICATES OF DEPOSIT 2.1%
Banco Bradesco S.A.
2.292% due 01/24/2013	$35,100	35,218
Banco do Brasil S.A.
0.000% due 06/28/2013	49,610	49,437
1.010% due 03/26/2013	20,800	20,735
Dexia Credit Local
1.400% due 09/20/2013	10,300	10,270
1.650% due 09/12/2013	45,700	45,678
1.700% due 09/06/2013	25,200	25,199
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	20,700	20,554
1.010% due 02/27/2013	25,212	25,317
2.010% due 11/13/2012	54,300	54,197

		286,605

COMMERCIAL PAPER 1.4%
ALROSA Finance S.A.
2.535% due 10/22/2012	10,000	9,985
3.042% due 03/20/2013	640	639
4.274% due 12/21/2012	11,000	11,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
1.196% due 02/25/2013		$24,560	$24,530
Santander Commercial Paper S.A
2.200% due 04/02/2013		86,200	85,241
2.750% due 07/02/2013		13,300	13,023
3.100% due 10/01/2013		19,900	19,276
Standard Chartered Bank
0.950% due 10/01/2013		26,800	26,578

			190,272

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.220% due 10/01/2012		12,500	12,500

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $12,765. Repurchase proceeds are $12,500.)

SHORT-TERM NOTES 0.2%
Banco Bradesco S.A.
1.305% due 04/02/2013		7,000	6,938
1.748% due 04/02/2013		15,000	14,866

			21,804

JAPAN TREASURY BILLS 2.3%
0.099% due 10/09/2012 - 11/19/2012 (b)	JPY	25,450,000	326,095

U.S. TREASURY BILLS 0.0%
0.128% due 01/31/2013 - 07/25/2013 (b)(f)		$5,020	5,017

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 4.0%
PIMCO Short-Term Floating NAV Portfolio		33,134,767	332,110
PIMCO Short-Term Floating NAV Portfolio III		22,818,571	228,254

			560,364

Total Short-Term Instruments (Cost $1,395,146)			1,402,657

Total Investments 99.7% (Cost $13,551,013)			$13,832,526

Written Options (i) (0.0%) (Premiums $3,354)			(2,650)

Other Assets and Liabilities (Net) 0.3%			39,819

Net Assets 100.0%			$13,869,695

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $4,386 at a weighted average interest rate of 0.466%.
(f)	Securities with an aggregate market value of $5,016 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $1,130 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	81,450	$(3,250)	$(2,321)

(h)	OTC swap agreements outstanding on September 30, 2012:

Asset Swaps
Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$	4,066	$43	$(455)	$498
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BRC		67,470	(806)	(2,347)	1,541
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CBK		30,052	4,228	915	3,313

							$3,465	$(1,887)	$5,352

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%	$	50,000	$347	$321	$26
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	0.718%		25,000	251	(153)	404
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	0.773%		21,000	183	(102)	285
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		6,300	55	3	52
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.888%		2,500	12	(71)	83
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.888%		1,000	5	(27)	32
Kazakhstan Government International Bond	FBF	1.000%	03/20/2013	0.284%		15,000	56	76	(20)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	0.284%		15,000	56	76	(20)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2013	0.284%		15,000	56	67	(11)
Kazakhstan Government International Bond	RYL	1.000%	03/20/2013	0.284%		15,000	56	55	1
Pemex Project Funding Master Trust	FBF	1.000%	06/20/2013	0.284%		20,000	111	123	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%		39,500	166	(55)	221
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.847%		6,500	22	(46)	68
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		25,000	266	(153)	419
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.750%		500	4	(4)	8
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.750%		13,000	124	(4)	128

							$1,770	$106	$1,664

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.000%	01/02/2013	DUB	BRL	64,500	$435	$46	$389
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		3,400	24	1	23
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,238,800	9,064	(24)	9,088
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		379,600	8,209	967	7,242
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	2,224	0	2,224
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		693,000	13,293	931	12,362
Pay	1-Year BRL-CDI	7.778%	01/02/2014	HUS		287,000	183	0	183
Pay	1-Year BRL-CDI	7.785%	01/02/2014	MYC		250,000	183	24	159
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		1,195,400	10,622	7,183	3,439
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		748,400	12,368	1,175	11,193

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC	BRL	165,400	$2,824	$1,007	$1,817
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		425,900	7,557	908	6,649
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		392,600	7,156	220	6,936
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		854,300	15,993	2,287	13,706
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		187,500	3,950	(100)	4,050
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		25,800	837	42	795
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,000	80	5	75
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		712,000	24,837	(477)	25,314
Pay	1-Year BRL-CDI	12.440%	01/02/2014	BOA		500,000	17,714	88	17,626
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		121,500	4,374	28	4,346
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		7,600	274	(2)	276
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		127,000	4,645	101	4,544
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		704,100	3,175	179	2,996
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		500,500	3,238	(70)	3,308
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		677,500	11,879	5,000	6,879
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM	MYR	64,000	311	0	311
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	404	0	404
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	854	97	757
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	BRC		39,930	(66)	0	(66)
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	DUB		45,000	(75)	0	(75)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	1,956	0	1,956
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	1,239	(6)	1,245
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	1,080	(6)	1,086
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	321	0	321
Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	2,428	(13)	2,441
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	212	(13)	225
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	5,810	559	5,251
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BRC		99,000	854	(6)	860
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(55)	0	(55)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	26	97	(71)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	47	(95)	142
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	1	(8)	9
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	(207)	0	(207)
Pay	6-Month PLN-WIBOR	4.870%	08/10/2013	MYC	PLN	56,200	12	0	12
Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	CBK		31,100	141	(4)	145
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	(3)	0	(3)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	21	0	21
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	19	0	19
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	5	0	5
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	332	(25)	357
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	349	62	287
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	2,036	328	1,708
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BRC		285,000	(45)	0	(45)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(508)	0	(508)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(156)	(4)	(152)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,800,000	2,342	(96)	2,438
Pay	28-Day MXN-TIIE	5.250%	12/12/2013	GLM		1,200,000	341	43	298
Pay	28-Day MXN-TIIE	9.190%	07/29/2015	JPM		996,000	8,677	0	8,677
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	BRC		354,000	638	0	638
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	MYC		347,000	626	13	613
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	HUS		600,000	1,216	(7)	1,223
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	MYC		995,000	2,017	340	1,677
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		167,500	747	291	456
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,543,800	2,068	266	1,802
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		142,500	(120)	(86)	(34)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		187,500	(157)	(119)	(38)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		68,000	61	(25)	86
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		136,000	122	(59)	181
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		116,000	104	(17)	121
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	BOA		500,000	1,609	(4)	1,613
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	JPM		65,800	211	(1)	212
Pay	28-Day MXN-TIIE	8.050%	12/26/2018	CBK		50	1	0	1
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	BRC		1,400	14	(1)	15
Pay	28-Day MXN-TIIE	8.450%	06/03/2019	JPM		500	6	0	6
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	BRC		145,100	(194)	(274)	80
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		195,500	(261)	(395)	134
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BOA		210,000	1,421	567	854
Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MYC		340,000	3,954	18	3,936
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		948,550	4,930	630	4,300
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	BRC		330,000	3,256	568	2,688

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	194,800	$1,922	$316	$1,606
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		52,700	301	(3)	304
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BOA		270,500	282	(125)	407
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		672,355	703	(97)	800
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		970,000	1,013	60	953
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		355,000	1,968	1,566	402
Pay	28-Day MXN-TIIE	8.760%	09/03/2029	BRC		30,000	540	0	540

							$222,839	$23,851	$198,988

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$	49,000	$113	$(118)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		49,000	130	(66)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		92,600	242	(375)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		92,600	250	(34)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		167,400	400	(404)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		167,400	400	(224)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		103,300	206	(419)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		103,300	341	(38)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		83,300	58	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		196,200	495	(795)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		196,200	593	(72)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		23,500	49	(95)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		23,500	77	(9)

								$3,354	$(2,650)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$44,370	$382
Sales	1,347,300	3,354
Closing Buys	(44,370)	(382)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$1,347,300	$3,354

(j)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	10/01/2042	$3,000	$3,255	$(3,251)

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	26,976	$	27,817	RBC	$0	$(146)	$(146)
10/2012	BRL	620,258		307,973	BRC	2,013	0	2,013
10/2012		450,405		221,384	DUB	0	(792)	(792)
10/2012		510,000		250,984	UAG	0	(588)	(588)
10/2012	CNY	10,708		1,680	BRC	0	(22)	(22)
10/2012		270,204		42,548	DUB	0	(387)	(387)
10/2012		18,101		2,840	JPM	0	(36)	(36)
10/2012	EUR	2,119		2,777	BRC	54	0	54
10/2012		65,093		85,659	CBK	2,011	0	2,011
10/2012		13,869		17,687	DUB	19	(154)	(135)
10/2012		44,624		56,269	GLM	64	(1,138)	(1,074)
10/2012		61,963		79,941	RYL	315	0	315
10/2012		19,829		25,539	UAG	57	0	57

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	INR	3,645,833	$	65,584	HUS	$0	$(3,538)	$(3,538)
10/2012	JPY	15,460,000		193,360	BRC	0	(4,755)	(4,755)
10/2012	MYR	8,140		2,541	BRC	0	(116)	(116)
10/2012		172,544		56,402	CBK	87	0	87
10/2012		30,532		9,789	DUB	0	(176)	(176)
10/2012		70,220		21,920	HUS	0	(998)	(998)
10/2012		2,948,205		957,785	UAG	0	(4,439)	(4,439)
10/2012	PHP	438		10	BRC	0	0	0
10/2012		10,101,214		241,500	CBK	349	(577)	(228)
10/2012		26,000		622	FBF	0	(1)	(1)
10/2012	SGD	120,986		98,829	GLM	244	0	244
10/2012		29,075		23,336	HUS	0	(356)	(356)
10/2012		15,381		12,351	JPM	0	(182)	(182)
10/2012	THB	234,686		7,486	BRC	0	(123)	(123)
10/2012		123,080		3,931	DUB	0	(60)	(60)
10/2012		268,813		8,500	HUS	0	(216)	(216)
10/2012		200,291		6,396	JPM	0	(98)	(98)
10/2012		14,606,675		472,249	UAG	0	(1,336)	(1,336)
10/2012	TRY	749,934		412,269	DUB	0	(3,688)	(3,688)
10/2012		428,803		237,613	GLM	0	(226)	(226)
10/2012		567,952		313,891	HUS	0	(1,129)	(1,129)
10/2012		7,620		4,111	JPM	0	(116)	(116)
10/2012	$	163,151	BRL	336,417	BRC	2,796	0	2,796
10/2012		27,484		56,462	DUB	367	0	367
10/2012		51,551		105,271	HUS	418	(41)	377
10/2012		12,230		25,194	JPM	198	0	198
10/2012		448,868		926,972	MSC	8,388	0	8,388
10/2012		63,723		130,348	UAG	580	(4)	576
10/2012		15,098	CNY	96,015	CBK	159	0	159
10/2012		32,014		202,998	HUS	243	0	243
10/2012		164,650	EUR	127,064	CBK	0	(1,366)	(1,366)
10/2012		69,136		53,558	JPM	0	(311)	(311)
10/2012		4,637	ILS	18,003	UAG	0	(43)	(43)
10/2012		33,693	INR	1,914,105	BOA	2,597	0	2,597
10/2012		8,330		468,146	BRC	546	0	546
10/2012		430		24,166	DUB	28	0	28
10/2012		21,863		1,239,416	JPM	1,635	0	1,635
10/2012		202,354	MYR	650,000	BRC	9,791	0	9,791
10/2012		280,879		902,078	CBK	13,538	0	13,538
10/2012		29,223		92,160	DUB	856	0	856
10/2012		9,870		31,487	FBF	406	0	406
10/2012		14,536		45,642	GLM	360	0	360
10/2012		58,428		185,638	HUS	2,160	0	2,160
10/2012		33,393		106,595	JPM	1,397	0	1,397
10/2012		3,650		11,653	MSC	153	0	153
10/2012		374,813		1,204,389	UAG	18,271	0	18,271
10/2012		186,252	PHP	8,161,983	CBK	9,069	0	9,069
10/2012		6,000		255,420	JPM	112	0	112
10/2012		40,000		1,710,250	UAG	927	0	927
10/2012		33,057	SGD	41,527	JPM	781	0	781
10/2012		98,364		123,915	UAG	2,607	0	2,607
10/2012		26	THB	804	BRC	0	0	0
10/2012		94,369		2,992,635	DUB	2,659	0	2,659
10/2012		188,969		5,981,804	MSC	4,976	0	4,976
10/2012		203,607		6,458,301	UAG	5,787	0	5,787
10/2012		3,000	TRY	5,417	BRC	5	0	5
10/2012		23,621		43,451	DUB	479	0	479
10/2012		337,086		618,047	FBF	5,719	0	5,719
10/2012		45,418		84,221	HUS	1,296	0	1,296
10/2012		525,084		961,970	JPM	8,487	(6)	8,481
10/2012		11,000		19,890	MSC	32	0	32
10/2012		2,109		3,869	UAG	37	0	37
10/2012		83,899	ZAR	704,707	DUB	524	(32)	492
10/2012		121,448		1,000,000	GLM	0	(1,694)	(1,694)
10/2012		254,122		2,110,331	HUS	0	(1,404)	(1,404)
10/2012		559,042		4,665,902	JPM	807	(1,093)	(286)
10/2012		197,232		1,636,411	MSC	25	(1,262)	(1,237)
10/2012		19,278		162,404	UAG	278	(108)	170
10/2012	ZAR	294,134	$	35,236	BRC	104	(91)	13
10/2012		3,936,919		473,793	DUB	2,863	(528)	2,335
10/2012		72,144		8,690	GLM	50	0	50

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	ZAR	188,737	$	22,758	HUS	$157	$0	$157
10/2012		4,296,113		517,982	JPM	3,555	(46)	3,509
10/2012		1,504,440		182,015	MSC	1,853	0	1,853
10/2012		14,674		1,728	UAG	0	(29)	(29)
11/2012	EUR	127,064		164,698	CBK	1,365	0	1,365
11/2012		53,558		69,156	JPM	311	0	311
11/2012	HUF	2,404,647		10,525	CBK	0	(250)	(250)
11/2012		479,298		2,097	DUB	0	(51)	(51)
11/2012	JPY	9,990,000		126,684	CBK	0	(1,371)	(1,371)
11/2012	PLN	18,442		5,487	DUB	0	(240)	(240)
11/2012		41,034		12,271	HUS	0	(471)	(471)
11/2012		72,034		21,845	MSC	0	(523)	(523)
11/2012	$	106	HKD	820	JPM	0	0	0
11/2012		2,161	HUF	498,154	BRC	71	0	71
11/2012		22,034		5,039,078	DUB	546	0	546
11/2012		8,600		1,981,784	HUS	280	0	280
11/2012		226,700		51,531,780	JPM	4,208	0	4,208
11/2012		10,000		2,303,000	MSC	319	0	319
11/2012		12,293		2,781,567	UAG	170	0	170
11/2012		13	PLN	42	BPS	0	0	0
11/2012		1,000		3,375	DUB	48	0	48
11/2012		20,618		68,426	JPM	630	0	630
11/2012		4,645		16,006	UAG	325	0	325
12/2012	BRL	19,757	$	9,584	DUB	0	(88)	(88)
12/2012		37,834		18,357	JPM	0	(165)	(165)
12/2012	COP	4,488,308		2,458	DUB	0	(13)	(13)
12/2012		13,559,876		7,426	UAG	0	(38)	(38)
12/2012	JPY	3,512,022		44,824	BRC	0	(206)	(206)
12/2012	MXN	403,855		30,374	DUB	0	(809)	(809)
12/2012		1,148,320		85,952	GLM	0	(2,714)	(2,714)
12/2012		1,931,931		142,232	JPM	0	(6,940)	(6,940)
12/2012		1,144,724		83,550	MSC	0	(4,838)	(4,838)
12/2012		250,602		18,535	UAG	0	(815)	(815)
12/2012	PEN	8,513		3,219	DUB	0	(44)	(44)
12/2012		139,252		52,551	MSC	0	(812)	(812)
12/2012		59,184		22,371	UAG	0	(309)	(309)
12/2012	$	305,200	BRL	620,258	BRC	0	(1,549)	(1,549)
12/2012		223,518		458,784	DUB	1,083	0	1,083
12/2012		27,979		57,033	MSC	0	(58)	(58)
12/2012		254,473		521,919	UAG	1,035	0	1,035
12/2012		58,530	COP	107,331,230	CBK	555	0	555
12/2012		27,724		50,000,000	DUB	0	(200)	(200)
12/2012		27,600		50,000,000	HUS	0	(76)	(76)
12/2012		16,319		29,800,022	JPM	85	0	85
12/2012		5,042		9,327,700	MSC	93	0	93
12/2012		437	GBP	272	BPS	2	0	2
12/2012		5,367	INR	296,849	BOA	201	0	201
12/2012		64,826		3,645,833	HUS	3,558	0	3,558
12/2012		56,503		3,134,221	UAG	2,285	0	2,285
12/2012		20,098	KRW	22,785,045	BRC	294	0	294
12/2012		37,907		43,153,329	JPM	713	0	713
12/2012		24,565	MXN	315,364	CBK	0	(215)	(215)
12/2012		13,658		182,560	DUB	438	0	438
12/2012		9,833		126,175	GLM	0	(91)	(91)
12/2012		13,573		185,416	HUS	744	0	744
12/2012		6,000		78,404	JPM	54	0	54
12/2012		36,448		475,104	MSC	411	(174)	237
12/2012		33,283		436,495	UAG	524	(103)	421
12/2012		17,728	PEN	47,148	BRC	339	0	339
12/2012		1,858		4,892	DUB	17	0	17
12/2012		23,096		61,759	MSC	571	0	571
01/2013	IDR	58,982,500	$	6,000	BRC	0	(66)	(66)
01/2013		237,750,000		24,149	GLM	0	(302)	(302)
01/2013		159,444,053		16,449	HUS	52	0	52
01/2013		798,577,263		82,057	JPM	60	(131)	(71)
01/2013		299,492,980		30,835	UAG	40	(6)	34
01/2013	THB	804		26	BRC	0	0	0
01/2013	$	15,255	CLP	7,700,749	CBK	747	0	747
01/2013		36,561	IDR	362,684,040	BPS	739	0	739
01/2013		50,845		501,325,637	BRC	713	0	713
01/2013		10,385		101,669,150	CBK	71	0	71

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	$	93,984	IDR	904,156,028	DUB	$32	$(1,030)	$(998)
01/2013		25,000		241,625,000	FBF	0	(150)	(150)
01/2013		40,602		391,621,340	HUS	0	(326)	(326)
01/2013		71,066		681,223,948	JPM	103	(1,109)	(1,006)
01/2013		21,741		208,699,640	MSC	13	(291)	(278)
01/2013		31,640		291,088,000	UAG	0	(1,704)	(1,704)
01/2013		40	MYR	125	BRC	0	0	0
01/2013		6,454		19,921	DUB	1	0	1
01/2013		860,727		2,651,787	UAG	0	(1,488)	(1,488)
01/2013		294,887	RUB	9,369,640	BRC	1,219	(2,129)	(910)
01/2013		33,301		1,092,689	CBK	982	0	982
01/2013		29,419		939,267	DUB	303	(252)	51
01/2013		190,470		6,000,000	FBF	0	(2,217)	(2,217)
01/2013		10,000		322,800	GLM	128	0	128
01/2013		249,254		7,929,304	HUS	920	(1,388)	(468)
01/2013		208,553		6,542,993	JPM	79	(3,342)	(3,263)
01/2013		98,842	SGD	120,986	GLM	0	(255)	(255)
01/2013		2,600	THB	80,963	JPM	10	0	10
01/2013		470,197		14,606,675	UAG	701	0	701
01/2013		272,346	TRY	500,000	DUB	1,288	0	1,288
01/2013		214,759		392,000	GLM	0	(231)	(231)
01/2013		273,246		500,000	HUS	387	0	387
01/2013	ZAR	1,011,817	$	121,326	GLM	1,763	0	1,763
01/2013		2,000,000		237,679	HUS	1,345	0	1,345
01/2013		4,500,000		532,422	JPM	1,167	(498)	669
01/2013		1,500,000		178,535	MSC	1,285	0	1,285
02/2013	CNY	104,421		16,358	DUB	0	(71)	(71)
02/2013		202,998		31,918	HUS	0	(21)	(21)
02/2013		117,091		18,092	JPM	0	(331)	(331)
02/2013		45,067		7,041	MSC	0	(50)	(50)
02/2013	$	7,475	CNY	46,837	BRC	0	(106)	(106)
02/2013		4,767		29,923	CBK	0	(59)	(59)
02/2013		38,079		241,000	DUB	9	(170)	(161)
02/2013		30,686		192,866	JPM	0	(341)	(341)
02/2013		126,690		801,188	UAG	0	(633)	(633)
03/2013		10	PHP	438	BRC	0	0	0
03/2013		142,038		5,925,114	CBK	0	(480)	(480)
08/2013		15,000	CNY	97,095	DUB	177	0	177
04/2014		6,543		40,000	RYL	0	(362)	(362)
09/2015		5,220		31,920	DUB	0	(411)	(411)
09/2015		5,000		31,950	JPM	0	(187)	(187)

						$158,898	$(76,751)	$82,147

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$4,104	$0	$4,104
Brazil
Corporate Bonds & Notes	0	121,287	11,099	132,386
Sovereign Issues	0	850,044	0	850,044
Canada
Corporate Bonds & Notes	0	14,888	0	14,888
Cayman Islands
Asset-Backed Securities	0	0	7,958	7,958
Chile
Corporate Bonds & Notes	0	41,011	0	41,011
Sovereign Issues	0	8,178	0	8,178
Colombia
Corporate Bonds & Notes	0	48,637	0	48,637
Sovereign Issues	0	325,867	0	325,867
Egypt
Bank Loan Obligations	0	1,329	0	1,329
France
Corporate Bonds & Notes	0	82,201	0	82,201

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Germany
Corporate Bonds & Notes	$0	$144,126	$0	$144,126
Guatemala
Sovereign Issues	0	888	0	888
Hungary
Sovereign Issues	0	57,805	0	57,805
India
Corporate Bonds & Notes	0	16,865	0	16,865
Indonesia
Sovereign Issues	0	1,011,747	0	1,011,747
Ireland
Corporate Bonds & Notes	0	113,336	0	113,336
Sovereign Issues	0	215	0	215
Italy
Sovereign Issues	0	82,707	0	82,707
Kazakhstan
Corporate Bonds & Notes	0	206,828	0	206,828
Luxembourg
Corporate Bonds & Notes	0	703,745	0	703,745

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Malaysia
Corporate Bonds & Notes	$0	$1,056	$0	$1,056
Sovereign Issues	0	564,534	0	564,534
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	40,150	5,169	45,319
Sovereign Issues	0	1,850,670	0	1,850,670
Netherlands
Corporate Bonds & Notes	0	92,071	0	92,071
Nigeria
Sovereign Issues	0	55,372	0	55,372
Panama
Sovereign Issues	0	34,586	0	34,586
Peru
Sovereign Issues	0	365,489	0	365,489
Philippines
Sovereign Issues	0	25,502	0	25,502
Poland
Sovereign Issues	0	1,491,099	0	1,491,099
Qatar
Corporate Bonds & Notes	0	21,508	0	21,508
Sovereign Issues	0	19,109	0	19,109
Russia
Corporate Bonds & Notes	0	49,609	0	49,609
Sovereign Issues	0	62,799	0	62,799
Singapore
Corporate Bonds & Notes	0	6,090	0	6,090
South Africa
Sovereign Issues	0	2,438,557	0	2,438,557
South Korea
Corporate Bonds & Notes	0	148,582	41,492	190,074
Sovereign Issues	0	9,029	0	9,029
Sri Lanka
Sovereign Issues	0	2,512	0	2,512
Supranational
Corporate Bonds & Notes	0	0	6,984	6,984
Thailand
Sovereign Issues	0	372,770	0	372,770
Tunisia
Sovereign Issues	0	1,310	0	1,310
Turkey
Sovereign Issues	0	592,888	0	592,888

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
United Arab Emirates
Corporate Bonds & Notes	$0	$232	$0	$232
United Kingdom
Corporate Bonds & Notes	0	2,040	0	2,040
United States
Asset-Backed Securities	0	689	0	689
Bank Loan Obligations	0	725	0	725
Corporate Bonds & Notes	0	206,889	0	206,889
Mortgage-Backed Securities	0	13,101	0	13,101
U.S. Government Agencies	0	762	0	762
Venezuela
Sovereign Issues	0	7,545	0	7,545
Virgin Islands (British)
Corporate Bonds & Notes	0	44,083	0	44,083
Short-Term Instruments
Certificates of Deposit	0	286,605	0	286,605
Commercial Paper	117,540	72,732	0	190,272
Repurchase Agreements	0	12,500	0	12,500
Short-Term Notes	0	0	21,804	21,804
Japan Treasury Bills	0	326,095	0	326,095
U.S. Treasury Bills	0	5,017	0	5,017
PIMCO Short-Term Floating NAV Portfolios	560,364	0	0	560,364
	$677,904	$13,060,115	$94,507	$13,832,526

Short Sales, at value	$0	$(3,251)	$0	$(3,251)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,079	0	7,079
Foreign Exchange Contracts	0	158,898	0	158,898
Interest Rate Contracts	0	200,242	0	200,242
	$0	$366,219	$0	$366,219

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(63)	0	(63)
Foreign Exchange Contracts	0	(76,751)	0	(76,751)
Interest Rate Contracts	0	(6,225)	0	(6,225)
	$0	$(83,039)	$0	$(83,039)

Totals	$677,904	$13,340,044	$94,507	$14,112,455

(ii) As of September 30, 2012, assets valued at $6,879 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,926	$100	$0	$(124)	$0	$70	$0	$(11,873)	$11,099	$23
Cayman Islands
Asset-Backed Securities	7,862	0	0	16	0	80	0	0	7,958	80
Mexico
Common Stocks	0	0	0	0	0	1	0	0	1	1
Corporate Bonds & Notes	751	5,093	0	(104)	0	(294)	0	(277)	5,169	57
South Korea
Corporate Bonds & Notes	67,178	0	0	43	0	(140)	0	(25,589)	41,492	(146)
Supranational
Corporate Bonds & Notes	0	6,880	0	4	0	100	0	0	6,984	100
Short-Term Instruments
Short-Term Notes	24,560	21,759	(24,811)	255	0	41	0	0	21,804	41

Totals	$123,277	$33,832	$(24,811)	$90	$0	$(142)	$0	$(37,739)	$94,507	$156

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	11,099	Benchmark Pricing	Base Price	100.63-148.80
Cayman Islands
Asset-Backed Securities	7,958	Third Party Vendor	Broker Quote	99.48
Mexico
Common Stocks	1	Other Valuation Techniques	—	—
Corporate Bonds & Notes	5,169	Benchmark Pricing	Base Price	88.00
South Korea
Corporate Bonds & Notes	41,492	Benchmark Pricing	Base Price	99.79
Supranational
Corporate Bonds & Notes	6,984	Benchmark Pricing	Base Price	99.95
Short-Term Instruments
Short-Term Notes	21,804	Benchmark Pricing	Base Price	99.15

Total	$94,507

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$158,898	$0	$158,898
Unrealized appreciation on OTC swap agreements	0	7,079	0	0	200,242	207,321

	$0	$7,079	$0	$158,898	$200,242	$366,219

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,650	$2,650
Variation margin payable on financial derivative instruments (2)	0	0	0	0	47	47
Unrealized depreciation on foreign currency contracts	0	0	0	76,751	0	76,751
Unrealized depreciation on OTC swap agreements	0	63	0	0	1,254	1,317

	$0	$63	$0	$76,751	$3,951	$80,765

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(6,942)	$(6,942)
Net realized gain on written options	0	0	0	381	0	381
Net realized gain on swaps	0	1,394	0	0	68,851	70,245
Net realized (loss) on foreign currency transactions	0	0	0	(40,881)	0	(40,881)

	$0	$1,394	$0	$(40,500)	$61,909	$22,803

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(1,434)	$(1,434)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	(286)	705	419
Net change in unrealized appreciation (depreciation) on swaps	0	(4,533)	0	0	45,689	41,156
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	92,360	0	92,360

	$0	$(4,533)	$0	$92,074	$44,960	$132,501

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(2,321) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$27,360	$(26,830)	$530
BPS	1,082	(1,070)	12
BRC	22,413	(22,390)	23
CBK	29,546	(27,710)	1,836
DUB	6,487	849	7,336
FBF	3,733	(6,920)	(3,187)
GLM	(3,859)	3,788	(71)
HUS	57,726	(60,160)	(2,434)
JPM	21,722	(20,590)	1,132
MSC	10,111	(5,220)	4,891
MYC	65,237	(66,150)	(913)
RBC	(146)	320	174
RYL	9	60	69
UAG	66,150	(66,460)	(310)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$17,600	$15,356

Total Austria (Cost $17,600)			15,356

BAHRAIN 0.0%

SOVEREIGN ISSUES 0.0%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,800	1,857

Total Bahrain (Cost $1,769)			1,857

BERMUDA 0.5%

CORPORATE BONDS & NOTES 0.5%
Digicel Group Ltd.
8.250% due 09/30/2020		$19,400	20,467
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,357
4.750% due 02/16/2021		8,000	8,892
5.000% due 10/19/2025		825	922
7.875% due 06/10/2019		7,700	9,971

Total Bermuda (Cost $40,465)			43,609

BRAZIL 9.3%

CORPORATE BONDS & NOTES 7.0%
Banco Bradesco S.A.
2.537% due 05/16/2014		$3,200	3,224
Banco BTG Pactual S.A.
5.750% due 09/28/2022		17,000	17,255
Banco do Brasil S.A.
4.500% due 01/22/2015		18,450	19,465
4.500% due 01/20/2016	EUR	8,900	12,138
5.875% due 01/19/2023		$12,200	13,206
6.000% due 01/22/2020		14,975	17,783
8.500% due 10/20/2020 (e)		3,000	3,600
9.250% due 04/15/2023 (e)		5,000	5,975
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,559
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	16,298
4.500% due 04/06/2015		5,000	5,156
4.625% due 02/13/2017		35,400	36,639
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	10,330
7.375% due 01/21/2020		2,400	2,712
BM&FBovespa S.A.
5.500% due 07/16/2020		300	344
Braskem America Finance Co.
7.125% due 07/22/2041		27,600	29,394
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	10,543
7.000% due 05/07/2020		10,900	12,590
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		9,300	10,393
6.875% due 07/30/2019		29,820	35,689
7.750% due 11/30/2015		9,590	11,196
CSN Islands Corp.
6.875% due 09/21/2019		21,210	23,755
6.875% due 09/21/2019 (h)		8,400	9,408
9.750% due 12/16/2013		600	652
10.000% due 01/15/2015		4,780	5,517

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Resources S.A.
6.500% due 07/21/2020		$16,970	$18,370
Embraer S.A.
5.150% due 06/15/2022		7,000	7,531
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	10,128
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		12,800	13,248
Petrobras International Finance Co.
2.875% due 02/06/2015		6,840	7,047
3.875% due 01/27/2016		5,000	5,315
5.375% due 01/27/2021		32,060	36,292
5.750% due 01/20/2020		13,350	15,286
5.875% due 03/01/2018		10,000	11,445
6.750% due 01/27/2041		6,500	8,109
6.875% due 01/20/2040		5,000	6,317
7.875% due 03/15/2019		48,310	60,932
8.375% due 12/10/2018		2,460	3,149
Vale Overseas Ltd.
6.875% due 11/21/2036		14,800	17,228
6.875% due 11/10/2039		10,175	11,931
8.250% due 01/17/2034		1,755	2,292

			553,441

SOVEREIGN ISSUES 2.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	20,000	27,333
6.369% due 06/16/2018		$6,960	8,387
6.500% due 06/10/2019		12,080	14,950
Brazil Government International Bond
5.625% due 01/07/2041		14,500	18,632
7.125% due 01/20/2037		5,100	7,714
8.250% due 01/20/2034		18,103	30,006
8.750% due 02/04/2025		17,175	27,866
10.125% due 05/15/2027		1,250	2,267
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,100	1,043
10.000% due 01/01/2014		6,456	3,268
10.000% due 01/01/2017		86,228	44,057

			185,523

Total Brazil (Cost $681,330)			738,964

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Bank of Montreal
2.850% due 06/09/2015		$14,555	15,478

Total Canada (Cost $15,030)			15,478

CAYMAN ISLANDS 2.3%

CORPORATE BONDS & NOTES 2.3%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	9,828
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,734
Enersis S.A.
7.375% due 01/15/2014		420	450
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		12,600	14,166
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022		5,000	5,495
5.750% due 09/11/2019		2,700	3,206
7.450% due 11/24/2033		1,170	1,699
7.625% due 04/09/2019		3,100	3,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Interoceanica Finance Ltd.
0.000% due 11/30/2018		$6,628	$5,607
0.000% due 05/15/2030		7,400	3,451
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,272
5.000% due 11/15/2020		19,000	20,852
5.500% due 03/01/2022		5,900	6,638
5.875% due 03/14/2021	EUR	3,000	4,497
Mongolian Mining Corp.
8.875% due 03/29/2017		$29,200	29,711
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		48,368	54,632
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,944	2,550
QNB Finance Ltd.
3.125% due 11/16/2015		5,800	6,041

Total Cayman Islands (Cost $166,552)			179,823

CHILE 1.1%

CORPORATE BONDS & NOTES 1.1%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,114
Banco del Estado de Chile
3.875% due 02/08/2022		200	213
Banco Santander Chile
3.750% due 09/22/2015		17,300	17,958
3.875% due 09/20/2022		18,400	18,508
5.375% due 12/09/2014		3,000	3,176
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,334
7.250% due 07/29/2019		13,700	16,517
Colbun S.A.
6.000% due 01/21/2020		3,700	4,174
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		10,000	9,953
4.750% due 10/15/2014		300	321
5.625% due 09/21/2035		200	242
7.500% due 01/15/2019		1,000	1,302
E.CL S.A.
5.625% due 01/15/2021		10,600	11,909

			87,721

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	101

Total Chile (Cost $81,723)			87,822

CHINA 0.5%

CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$17,910	19,240
4.875% due 05/17/2042		15,240	17,224

Total China (Cost $33,074)			36,464

COLOMBIA 3.3%

CORPORATE BONDS & NOTES 0.8%
BanColombia S.A.
5.950% due 06/03/2021		$4,800	5,424
Ecopetrol S.A.
7.625% due 07/23/2019		44,870	57,658

			63,082

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.5%
Colombia Government International Bond
3.946% due 03/17/2013		$3,750	$3,816
4.375% due 07/12/2021		20,000	23,130
6.125% due 01/18/2041		18,425	25,058
7.375% due 01/27/2017		25,275	31,518
7.375% due 03/18/2019		38,590	51,228
7.375% due 09/18/2037		9,405	14,507
8.125% due 05/21/2024		15,550	23,286
9.850% due 06/28/2027	COP	600,000	508
11.750% due 02/25/2020		$6,247	10,198
12.000% due 10/22/2015	COP	25,375,000	17,414

			200,663

Total Colombia (Cost $230,964)			263,745

CZECH REPUBLIC 0.0%

CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$2,400	2,565

Total Czech Republic (Cost $2,448)			2,565

EGYPT 0.0%

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$820	762

Total Egypt (Cost $820)			762

EL SALVADOR 0.2%

SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
7.375% due 12/01/2019		$8,900	10,280
7.650% due 06/15/2035		6,180	6,937

Total El Salvador (Cost $17,038)			17,217

GABON 0.1%

SOVEREIGN ISSUES 0.1%
Gabonese Republic
8.200% due 12/12/2017		$5,825	7,165

Total Gabon (Cost $6,877)			7,165

GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$27,930	28,923

Total Germany (Cost $28,801)			28,923

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022		$23,100	25,756
9.250% due 08/01/2013		2,000	2,115

Total Guatemala (Cost $26,030)			27,871

GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$11,700	12,168

Total Guernsey, Channel Islands (Cost $11,700)			12,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.5%

CORPORATE BONDS & NOTES 0.5%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	$936
CNOOC Finance Ltd.
3.875% due 05/02/2022	24,300	25,831
5.000% due 05/02/2042	10,400	12,011

Total Hong Kong (Cost $35,478)		38,778

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
2.181% due 02/24/2014	$400	392
4.750% due 11/25/2016	4,750	4,944
6.625% due 10/03/2012	6,000	6,000
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,656
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	206
State Bank of India
4.500% due 07/27/2015	21,100	21,971

Total India (Cost $43,039)		44,169

INDONESIA 6.5%

BANK LOAN OBLIGATIONS 0.0%
Indonesia Government International Bond
1.250% due 12/14/2019	$3,413	3,191

CORPORATE BONDS & NOTES 2.0%
Adaro Indonesia PT
7.625% due 10/22/2019	6,200	6,882
Indonesia Eximbank
3.750% due 04/26/2017	6,000	6,223
Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	14,083
Majapahit Holding BV
7.250% due 06/28/2017	6,145	7,312
7.750% due 10/17/2016	18,410	21,885
7.750% due 01/20/2020	28,525	36,013
7.875% due 06/29/2037	1,750	2,288
8.000% due 08/07/2019	7,150	9,063
Pertamina Persero PT
6.000% due 05/03/2042	35,478	38,582
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	14,840	16,677

		159,008

SOVEREIGN ISSUES 4.5%
Indonesia Government International Bond
5.250% due 01/17/2042	5,500	6,291
5.875% due 03/13/2020	39,750	48,097
6.625% due 02/17/2037	9,690	12,912
6.750% due 03/10/2014	24,750	26,575
6.875% due 03/09/2017	35,610	42,866
6.875% due 01/17/2018	55,300	67,950
7.250% due 04/20/2015	7,450	8,502
7.500% due 01/15/2016	1,325	1,564
7.750% due 01/17/2038	8,725	13,066
8.500% due 10/12/2035	4,100	6,529
10.375% due 05/04/2014	40,053	45,660
11.625% due 03/04/2019	51,805	79,391

		359,403

Total Indonesia (Cost $470,695)		521,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 2.3%

CORPORATE BONDS & NOTES 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$8,200	$8,717
7.700% due 08/07/2013	4,000	4,207
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,070
6.604% due 02/03/2021	16,300	19,133
RZD Capital Ltd.
5.739% due 04/03/2017	30,750	34,150
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,537
7.748% due 02/02/2021	6,300	6,749
9.125% due 04/30/2018	2,500	2,874

		81,437

SOVEREIGN ISSUES 1.3%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	23,800	25,578
5.450% due 11/22/2017	11,400	12,429
6.025% due 07/05/2022	39,460	44,148
6.800% due 11/22/2025	1,300	1,534
6.902% due 07/09/2020	14,200	16,812

		100,501

Total Ireland (Cost $167,343)		181,938

ISRAEL 0.0%

CORPORATE BONDS & NOTES 0.0%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$3,000	3,267

Total Israel (Cost $3,229)		3,267

KAZAKHSTAN 2.9%

CORPORATE BONDS & NOTES 2.9%
Intergas Finance BV
6.375% due 05/14/2017	$7,825	8,921
KazMunayGas National Co.
6.375% due 04/09/2021	28,380	34,215
7.000% due 05/05/2020	50,300	61,995
8.375% due 07/02/2013	33,800	35,485
9.125% due 07/02/2018	31,550	40,951
11.750% due 01/23/2015	24,925	30,195
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	15,515	16,329

Total Kazakhstan (Cost $209,136)		228,091

LUXEMBOURG 6.6%

CORPORATE BONDS & NOTES 6.6%
ALROSA Finance S.A.
8.875% due 11/17/2014	$4,000	4,460
Evraz Group S.A.
9.500% due 04/24/2018	500	565
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	9,100	9,100
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	4,000	4,215
5.999% due 01/23/2021	3,800	4,333
6.212% due 11/22/2016	20,040	22,320
6.510% due 03/07/2022	45,200	53,358
7.288% due 08/16/2037	2,575	3,258
7.510% due 07/31/2013	2,000	2,108
8.125% due 07/31/2014	9,000	9,950
8.625% due 04/28/2034	7,200	10,116

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 04/23/2019	$57,400	$75,051
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	7,893	8,951
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	35,950	38,204
6.299% due 05/15/2017	11,550	12,731
7.125% due 01/14/2014	2,400	2,545
7.175% due 05/16/2013	7,500	7,749
7.750% due 05/29/2018	17,250	20,398
9.000% due 06/11/2014	40,950	45,507
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	9,100	9,601
5.400% due 03/24/2017	18,200	19,580
5.499% due 07/07/2015	32,880	35,556
5.717% due 06/16/2021	11,025	11,917
6.125% due 02/07/2022	48,450	53,658
6.468% due 07/02/2013	9,000	9,327
6.480% due 05/15/2013	1,200	1,243
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	25,450	27,331
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,923	2,024
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	885
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	10,500	10,550
6.875% due 05/29/2018	2,100	2,265

Total Luxembourg (Cost $487,720)		518,856

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.4%
Axiata Labuan Ltd.
5.375% due 04/28/2020	$4,300	4,842
Petroliam Nasional Bhd.
7.625% due 10/15/2026	14,550	21,568
7.750% due 08/15/2015	1,690	1,995
Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	4,297

Total Malaysia (Cost $26,811)		32,702

	SHARES
MEXICO 12.5%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	93,349	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.3%
America Movil S.A.B. de C.V.
4.375% due 07/16/2042	$9,000	9,370
BBVA Bancomer S.A.
4.500% due 03/10/2016	23,500	24,910
6.500% due 03/10/2021	12,850	14,141
6.750% due 09/30/2022	19,050	20,860
Comision Federal de Electricidad
4.875% due 05/26/2021	9,700	10,937
5.750% due 02/14/2042	11,100	12,460
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	16,200	16,869
9.250% due 06/30/2020	700	728
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	3,160	3,168
9.500% due 12/11/2019	9,100	9,373
9.750% due 03/25/2020	2,025	2,076

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018^		$772	$89
Pemex Project Funding Master Trust
1.018% due 12/03/2012		4,200	4,192
5.750% due 03/01/2018		57,090	67,152
6.625% due 06/15/2035		20,875	26,302
6.625% due 06/15/2038		200	252
Petroleos Mexicanos
4.875% due 03/15/2015		29,384	31,661
4.875% due 01/24/2022		85,800	97,168
5.500% due 01/21/2021		16,150	19,017
5.500% due 06/27/2044		39,430	43,472
6.000% due 03/05/2020		6,500	7,800
6.500% due 06/02/2041		111,470	139,505
8.000% due 05/03/2019		62,300	81,831
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	841
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	9,300
9.750% due 02/03/2022		2,700	2,383

			655,857

SOVEREIGN ISSUES 4.2%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,449
5.000% due 06/15/2017	MXN	42,300	3,297
5.500% due 02/17/2020	EUR	5,100	7,870
5.750% due 10/12/2110		$22,600	27,176
5.950% due 03/19/2019		2,500	3,113
6.050% due 01/11/2040		63,800	85,332
6.500% due 06/09/2022	MXN	110,100	9,345
6.625% due 03/03/2015		$775	879
6.750% due 09/27/2034		31,384	44,848
7.500% due 06/03/2027	MXN	25,400	2,285
7.500% due 04/08/2033		$24,094	36,804
7.750% due 12/14/2017	MXN	88,992	7,798
8.300% due 08/15/2031		$900	1,449
9.000% due 12/20/2012	MXN	985,000	77,367
10.000% due 12/05/2024		121,480	13,296

			333,308

Total Mexico (Cost $871,929)			989,165

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,900	6,200

Total Mongolia (Cost $5,900)			6,200

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$9,800	10,964
10.500% due 03/25/2014		6,500	7,280
Indo Energy Finance BV
7.000% due 05/07/2018		4,500	4,680
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	10,471
Waha Aerospace BV
3.925% due 07/28/2020		21,840	23,533

Total Netherlands (Cost $52,680)			56,928

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 2.0%

CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	$10,414
AES Panama S.A.
6.350% due 12/21/2016	9,030	9,956
ENA Norte Trust
4.950% due 04/25/2028 (a)	1,900	1,912

		22,282

SOVEREIGN ISSUES 1.7%
Panama Government International Bond
6.700% due 01/26/2036	3,900	5,499
7.125% due 01/29/2026	25,562	36,362
7.250% due 03/15/2015	59,357	68,112
8.125% due 04/28/2034	2,860	4,118
8.875% due 09/30/2027	8,335	13,565
9.375% due 01/16/2023	900	1,312
9.375% due 04/01/2029	4,572	7,807

		136,775

Total Panama (Cost $141,132)		159,057

PERU 2.7%

CORPORATE BONDS & NOTES 0.1%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	$4,000	4,430

SOVEREIGN ISSUES 2.6%
Peru Government International Bond
6.550% due 03/14/2037	9,340	13,800
7.125% due 03/30/2019	1,400	1,862
7.350% due 07/21/2025	44,690	65,694
8.375% due 05/03/2016	975	1,219
8.750% due 11/21/2033	63,804	111,497
9.875% due 02/06/2015	10,000	12,025

		206,097

Total Peru (Cost $172,002)		210,527

PHILIPPINES 1.8%

CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,030
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019	2,635	3,419
7.390% due 12/02/2024	19,950	27,830

		32,279

SOVEREIGN ISSUES 1.4%
Philippines Government International Bond
6.375% due 01/15/2032	4,100	5,561
6.375% due 10/23/2034	8,500	11,730
6.500% due 01/20/2020	12,100	15,503
7.500% due 09/25/2024	825	1,176
7.750% due 01/14/2031	32,050	49,157
8.000% due 01/15/2016	6,000	7,252
8.375% due 06/17/2019	1,000	1,385
9.500% due 10/21/2024	1,000	1,625
9.875% due 01/15/2019	6,675	9,695
10.625% due 03/16/2025	2,900	5,097

		108,181

Total Philippines (Cost $121,099)		140,460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.000% due 03/23/2022	$4,300	$4,999
6.375% due 07/15/2019	22,990	28,479

Total Poland (Cost $28,069)		33,478

QATAR 1.8%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,666
Qatari Diar Finance QSC
3.500% due 07/21/2015	7,600	8,038
5.000% due 07/21/2020	12,400	14,229
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	20,323	22,965
5.500% due 09/30/2014	5,200	5,644
5.832% due 09/30/2016	2,702	2,958
5.838% due 09/30/2027	895	1,043
6.332% due 09/30/2027	3,250	3,966
6.750% due 09/30/2019	18,400	23,138

		83,647

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015	850	904
5.250% due 01/20/2020	30,900	36,694
6.400% due 01/20/2040	1,200	1,644
6.550% due 04/09/2019	8,000	10,012
9.750% due 06/15/2030	2,300	4,071

		53,325

Total Qatar (Cost $124,884)		136,972

RUSSIA 8.5%

CORPORATE BONDS & NOTES 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$32,075	41,818
ALROSA Finance S.A.
7.750% due 11/03/2020	19,600	22,295
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	21,700	23,192
8.146% due 04/11/2018	7,200	8,807
SCF Capital Ltd.
5.375% due 10/27/2017	8,100	8,191
VimpelCom Holdings BV
4.362% due 06/29/2014	4,600	4,633

		108,936

SOVEREIGN ISSUES 7.1%
Russia Government International Bond
3.250% due 04/04/2017	8,900	9,388
3.625% due 04/29/2015	16,300	17,197
4.500% due 04/04/2022	37,600	42,067
5.000% due 04/29/2020	600	690
5.625% due 04/04/2042	31,200	37,521
7.500% due 03/31/2030	325,406	411,475
12.750% due 06/24/2028	13,975	27,111
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	600	654
6.800% due 11/22/2025	10,200	12,037

		558,140

Total Russia (Cost $593,333)		667,076

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$9,900	$12,028

Total Senegal (Cost $11,862)			12,028

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$5,700	6,080
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		400	596
STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	840
Temasek Financial Ltd.
5.375% due 11/23/2039		992	1,306

Total Singapore (Cost $8,601)			8,822

SOUTH AFRICA 1.9%

CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,521
6.500% due 04/15/2040		1,300	1,319
Transnet SOC Ltd.
4.000% due 07/26/2022		29,200	29,755

			37,595

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,078
5.500% due 03/09/2020		$600	715
5.875% due 05/30/2022		1,190	1,471
6.500% due 06/02/2014		7,530	8,238
6.750% due 03/31/2021	ZAR	100,000	12,166
6.875% due 05/27/2019		$19,400	24,518
7.250% due 01/15/2020	ZAR	76,600	9,639
8.000% due 12/21/2018		247,100	32,520
8.250% due 09/15/2017		19,700	2,610

			107,955

Total South Africa (Cost $142,718)			145,550

SOUTH KOREA 2.3%

CORPORATE BONDS & NOTES 2.1%
Export-Import Bank of Korea
1.401% due 07/26/2013		$5,000	5,000
2.176% due 03/21/2015		23,600	23,556
5.000% due 04/11/2022		12,750	15,046
5.125% due 06/29/2020		1,150	1,351
5.250% due 02/10/2014		3,200	3,380
5.500% due 10/17/2012		6,280	6,297
5.875% due 01/14/2015		3,900	4,303
8.125% due 01/21/2014		6,050	6,601
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		10,200	11,007
6.000% due 05/05/2015		800	881
Industrial Bank of Korea
3.750% due 09/29/2016		585	629
Korea Development Bank
0.714% due 11/23/2012		8,200	8,191
3.000% due 09/14/2022		10,900	10,942
5.300% due 01/17/2013		2,200	2,228
8.000% due 01/23/2014		17,800	19,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Electric Power Corp.
3.000% due 10/05/2015		$6,800	$7,108
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,815
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		23,600	23,490
3.125% due 09/16/2015		8,400	8,805
6.250% due 06/17/2014		2,200	2,383
Shinhan Bank
4.375% due 09/15/2015		1,800	1,936
Woori Bank Co. Ltd.
7.000% due 02/02/2015		1,000	1,126

			167,474

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	13,583

Total South Korea (Cost $174,461)			181,057

SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$14,375	15,705
7.400% due 01/22/2015		9,250	10,082

Total Sri Lanka (Cost $24,450)			25,787

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$11,075	11,934
9.750% due 08/14/2019		8,330	10,787

Total Trinidad and Tobago (Cost $20,326)			22,721

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	999
4.500% due 06/22/2020	EUR	7,100	8,805
8.250% due 09/19/2027		$1,680	2,003

Total Tunisia (Cost $11,078)			11,807

TURKEY 3.9%

CORPORATE BONDS & NOTES 0.6%
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		$16,400	15,744
4.000% due 09/13/2017		34,300	34,406

			50,150

SOVEREIGN ISSUES 3.3%
Turkey Government International Bond
5.625% due 03/30/2021		6,250	7,156
6.000% due 01/14/2041		9,980	11,552
6.750% due 04/03/2018		8,843	10,424
6.750% due 05/30/2040		51,380	65,124
6.875% due 03/17/2036		4,300	5,472
7.000% due 09/26/2016		5,200	6,032
7.000% due 03/11/2019		5,275	6,416
7.000% due 06/05/2020		33,000	40,714
7.250% due 03/15/2015		15,185	16,855
7.250% due 03/05/2038		1,000	1,331
7.375% due 02/05/2025		5,443	7,076

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/14/2017		$9,000	$10,822
7.500% due 11/07/2019		50,467	63,538
8.000% due 02/14/2034		3,400	4,803

			257,315

Total Turkey (Cost $279,837)			307,465

UKRAINE 0.1%

SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
9.250% due 07/24/2017		$7,000	7,388

Total Ukraine (Cost $7,498)			7,388

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$14,807	16,844
DP World Ltd.
6.850% due 07/02/2037		8,950	9,688

Total United Arab Emirates (Cost $23,348)			26,532

UNITED KINGDOM 0.1%

CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,661
HBOS PLC
6.750% due 05/21/2018		7,500	7,650

Total United Kingdom (Cost $9,524)			10,311

UNITED STATES 2.3%

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037		$527	239
5.726% due 10/25/2036		416	246
6.000% due 07/25/2047		239	185

			670

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013		2,697	2,509

CORPORATE BONDS & NOTES 1.3%
Ally Financial, Inc.
4.625% due 06/26/2015		14,650	15,033
American Honda Finance Corp.
0.889% due 05/08/2014		10,000	10,027
American International Group, Inc.
5.000% due 06/26/2017	EUR	700	992
5.850% due 01/16/2018		$900	1,047
6.250% due 05/01/2036		3,200	4,114
6.765% due 11/15/2017	GBP	955	1,777
8.175% due 05/15/2068		$15,400	18,923
8.250% due 08/15/2018		1,700	2,192
8.625% due 05/22/2068	GBP	200	375
BellSouth Corp.
4.020% due 04/26/2021		$4,800	4,891
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		2,150	1,500
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,123
Gerdau Holdings, Inc.
7.000% due 01/20/2020		24,600	28,536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
6.375% due 07/24/2042	$4,680	$5,178
Pemex Project Funding Master Trust
6.625% due 06/15/2035	300	378

		101,086

MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust
2.996% due 11/25/2035	497	399
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,612
Banc of America Funding Corp.
5.056% due 11/20/2035	413	372
5.888% due 04/25/2037	559	505
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	8,794	8,805
Bear Stearns Adjustable Rate Mortgage Trust
2.735% due 01/25/2035	58	52
5.435% due 02/25/2036	332	208
Chase Mortgage Finance Corp.
2.914% due 03/25/2037	426	373
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,027	1,023
2.895% due 07/25/2046^	310	239
2.901% due 03/25/2034	85	85
Countrywide Alternative Loan Trust
0.387% due 01/25/2037^	412	285
5.750% due 03/25/2037^	432	337
6.250% due 11/25/2036^	290	236
Countrywide Home Loan Mortgage Pass-Through Trust
2.803% due 03/25/2037^	275	162
2.898% due 02/25/2047^	315	218
3.729% due 09/25/2047^	188	137
5.274% due 04/20/2036^	280	196
Credit Suisse First Boston Mortgage Securities Corp.
2.460% due 06/25/2033	949	942
Credit Suisse Mortgage Capital Trust
5.863% due 02/25/2037	430	256
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	458	354
6.172% due 06/25/2036	698	488
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	226	235
5.015% due 10/25/2035	331	277
5.500% due 12/25/2035^	606	486
5.869% due 10/25/2036^	371	249
5.886% due 10/25/2036^	371	249
6.300% due 07/25/2036^	504	291
Harborview Mortgage Loan Trust
5.322% due 08/19/2036^	167	140
Homebanc Mortgage Trust
5.520% due 04/25/2037	600	318
Indymac Index Mortgage Loan Trust
0.517% due 06/25/2037^	268	105
4.901% due 06/25/2036	441	393
5.010% due 10/25/2035	367	297
Indymac Mortgage Loan Trust
5.418% due 08/25/2036	550	556
JPMorgan Mortgage Trust
2.746% due 08/25/2035	600	597
4.840% due 04/25/2035	189	191
5.266% due 11/25/2035	348	344
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	732
Luminent Mortgage Trust
0.397% due 12/25/2036	256	168

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loans Trust
0.617% due 03/25/2036		$192	$33
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		3,585	3,045
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^		383	294
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	684
Morgan Stanley Capital Trust
6.076% due 06/11/2049		400	473
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		115	105
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		370	350
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		88	65
Residential Asset Securitization Trust
0.617% due 01/25/2046^		465	190
Sequoia Mortgage Trust
2.743% due 01/20/2047		182	151
Structured Adjustable Rate Mortgage Loan Trust
4.671% due 11/25/2035^		332	257
4.720% due 09/25/2036^		576	303
5.103% due 05/25/2036		1,200	1,094
6.000% due 10/25/2037^		274	160
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	153
WaMu Mortgage Pass-Through Certificates
2.140% due 01/25/2037^		363	275
2.314% due 12/25/2036^		234	187
2.422% due 04/25/2037		236	177
2.574% due 03/25/2034		271	276
2.657% due 12/25/2036^		780	614
2.741% due 09/25/2036		402	309
4.764% due 05/25/2037^		579	440

			33,547

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	119
Israel Government AID Bond
5.500% due 04/26/2024		100	133

			252

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
4.375% due 05/15/2041 (h)(j)(k)		15,100	20,036
U.S. Treasury Notes
1.750% due 05/15/2022 (h)		21,900	22,220
1.875% due 09/30/2017 (h)(k)		4,700	4,989
2.625% due 07/31/2014 (h)		885	923

			48,168

Total United States (Cost $170,841)			186,232

URUGUAY 1.3%

SOVEREIGN ISSUES 1.3%
Uruguay Government International Bond
5.000% due 09/14/2018 (d)	UYU	78,373	4,389
6.875% due 09/28/2025		$8,000	10,960
7.625% due 03/21/2036		7,100	11,129
7.875% due 01/15/2033		18,950	29,751
8.000% due 11/18/2022		30,038	43,826

Total Uruguay (Cost $81,530)			100,055

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 9.5%

CORPORATE BONDS & NOTES 5.0%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$97,491	$88,278
5.000% due 10/28/2015	29,412	25,073
5.250% due 04/12/2017	116,651	92,738
5.375% due 04/12/2027	112,375	69,954
5.500% due 04/12/2037	36,855	22,482
8.500% due 11/02/2017	104,581	94,907

		393,432

SOVEREIGN ISSUES 4.5%
Venezuela Government International Bond
5.750% due 02/26/2016	2,600	2,382
6.000% due 12/09/2020	7,780	5,901
7.000% due 12/01/2018	5,000	4,300
7.000% due 03/31/2038	43,900	32,376
7.650% due 04/21/2025	43,603	34,337
7.750% due 10/13/2019	76,170	66,078
8.250% due 10/13/2024	124,289	103,781
8.500% due 10/08/2014	155	157
9.000% due 05/07/2023	42,302	37,437
9.250% due 05/07/2028	44,690	39,551
9.375% due 01/13/2034	24,622	21,975
12.750% due 08/23/2022	4,885	5,215

		353,490

Total Venezuela (Cost $676,397)		746,922

VIETNAM 0.2%

SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,240
6.875% due 01/15/2016	9,100	9,965

Total Vietnam (Cost $14,227)		14,205

VIRGIN ISLANDS (BRITISH) 2.2%

CORPORATE BONDS & NOTES 2.2%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$9,500	10,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$14,800	$15,080
GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,300	7,355
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,850	4,202
6.625% due 03/20/2017	38,300	43,806
7.250% due 02/02/2020	5,100	6,198
7.500% due 03/13/2013	20,675	21,290
7.500% due 07/18/2016	21,335	24,759
7.875% due 03/13/2018	32,700	39,730

Total Virgin Islands (British) (Cost $159,299)		172,775

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$10,100	10,201

Total Zambia (Cost $9,909)		10,201

SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 0.9%
Banco do Brasil S.A.
0.000% due 06/28/2013	$25,000	24,913
2.010% due 03/26/2013	25,000	24,922
Itau Unibanco Holding S.A.
2.010% due 03/26/2013	25,000	24,823

		74,658

COMMERCIAL PAPER 0.8%
ALROSA Finance S.A.
3.336% due 12/21/2012	4,000	3,971
Santander Commercial Paper S.A
2.200% due 04/02/2013	42,800	42,324
2.750% due 07/02/2013	6,600	6,462
3.100% due 10/01/2013	9,900	9,590

		62,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.0%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		$3,700	$3,700

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $3,750. Repurchase proceeds are $3,700.)

SHORT-TERM NOTES 0.1%
Banco Bradesco S.A.
1.748% due 04/02/2013		10,000	9,911

MEXICO TREASURY BILLS 0.8%
4.390% due 10/18/2012 - 12/20/2012 (c)	MXN	819,960	63,287

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 2.7%
PIMCO Short-Term Floating NAV Portfolio		11,840,119	118,674
PIMCO Short-Term Floating NAV Portfolio III		9,286,338	92,891

			211,565

Total Short-Term Instruments (Cost $423,757)			425,468

Total Investments 99.4% (Cost $7,166,363)			$7,864,381

Written Options (m) (0.0%) (Premiums $2,643)			(2,003)

Other Assets and Liabilities (Net) 0.6%			49,391

Net Assets 100.0%			$7,911,769

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $7,220 at a weighted average interest rate of (0.708%).
(h)	Securities with an aggregate market value of $9,833 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $4,368 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
CFR	(1.500%)	08/03/2012	08/02/2014	$4,432	$(4,421)

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Securities with an aggregate market value of $3,950 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	742	$2,512
U.S. Treasury 10-Year Note December Futures	Long	12/2012	3,047	2,035

				$4,547

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,805 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	$	110,000	$4,389	$2,897
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		121,200	(7,221)	(6,609)

						$(2,832)	$(3,712)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.434%	$	300	$(11)	$(13)	$2
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.447%		28,000	(1,007)	(1,487)	480
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		9,100	18	11	7
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.447%		28,000	(1,007)	(1,069)	62
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		1,100	3	2	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		2,800	21	(14)	35
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%		31,200	216	200	16
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		10,900	(9)	(325)	316
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		3,900	8	6	2
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		17,900	113	(144)	257
Brazil Government International Bond	HUS	1.000%	03/20/2021	1.420%		18,100	(584)	(846)	262
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		300	3	(4)	7
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.339%		1,300	(30)	(49)	19
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.447%		7,500	(270)	(335)	65
Brazil Government International Bond	UAG	1.030%	07/20/2017	1.044%		3,875	6	0	6
China Government International Bond	BRC	1.000%	12/20/2012	0.183%		1,400	3	(4)	7
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		3,000	45	(143)	188
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		2,500	37	(111)	148
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		2,900	43	(143)	186
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		12,400	184	(602)	786
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		19,100	283	(891)	1,174
China Government International Bond	RYL	1.000%	06/20/2016	0.564%		6,700	110	72	38
Colombia Government International Bond	DUB	1.000%	09/20/2016	0.799%		10,000	83	(34)	117
Colombia Government International Bond	FBF	1.000%	09/20/2015	0.622%		6,500	75	(147)	222
Colombia Government International Bond	JPM	1.000%	09/20/2015	0.622%		27,600	318	(679)	997
Colombia Government International Bond	JPM	1.000%	09/20/2016	0.799%		5,000	41	(17)	58
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.622%		8,000	92	(181)	273
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.012%		1,000	(104)	(92)	(12)
Egypt Government International Bond	FBF	1.000%	06/20/2016	4.012%		10,000	(1,035)	(1,044)	9
Egypt Government International Bond	HUS	1.000%	06/20/2016	4.012%		2,100	(218)	(213)	(5)
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.918%		400	(37)	(49)	12
Egypt Government International Bond	MYC	1.000%	06/20/2016	4.012%		3,000	(310)	(300)	(10)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.438%		600	8	(15)	23
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%		700	7	(5)	12
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.438%		800	11	(20)	31
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.438%		800	11	(26)	37
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		1,200	12	(9)	21
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.718%		5,200	52	(3)	55
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%		300	4	(10)	14
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%		500	6	0	6
Export-Import Bank of China	BOA	1.000%	06/20/2016	0.825%		5,000	34	(93)	127
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.888%		3,800	17	(108)	125
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.227%		700	1	(10)	11
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%		2,300	6	(223)	229
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.888%		4,000	18	(110)	128
Export-Import Bank of China	UAG	1.000%	06/20/2016	0.825%		2,200	15	(43)	58

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%	$	2,300	$4	$(48)	$52
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		4,700	8	(92)	100
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		6,000	10	(121)	131
Indonesia Government International Bond	BOA	1.000%	03/20/2016	0.902%		24,000	88	(497)	585
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.902%		13,700	50	(336)	386
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.902%		28,200	103	(638)	741
Indonesia Government International Bond	CBK	1.000%	03/20/2016	0.902%		40,100	146	(929)	1,075
Indonesia Government International Bond	CBK	2.290%	12/20/2016	1.129%		1,300	63	0	63
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.036%		4,000	(313)	(257)	(56)
Indonesia Government International Bond	GST	1.000%	09/20/2021	2.053%		5,000	(407)	(489)	82
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.668%		10,400	88	(434)	522
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.902%		24,000	87	(555)	642
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.902%		29,000	106	(676)	782
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		1,300	(102)	(86)	(16)
Italy Government International Bond	BPS	1.000%	09/20/2017	3.423%		18,700	(2,010)	(1,829)	(181)
Italy Government International Bond	CBK	1.000%	09/20/2017	3.423%		65,500	(7,041)	(6,157)	(884)
Italy Government International Bond	MYC	1.000%	09/20/2017	3.423%		36,400	(3,912)	(3,480)	(432)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	1.262%		10,000	(87)	(289)	202
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		13,000	158	(226)	384
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		3,400	42	(52)	94
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.350%		10,748	(304)	(635)	331
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		300	1	1	0
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.324%		1,100	(28)	(50)	22
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.350%		4,000	(113)	(157)	44
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%		14,000	170	(271)	441
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%		8,000	(200)	(368)	168
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		16,600	36	41	(5)
Mexico Government International Bond	MYC	1.000%	03/20/2015	0.512%		1,700	21	(25)	46
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.601%		10,000	122	(193)	315
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.512%		25,000	310	(298)	608
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%		1,000	12	(15)	27
Peru Government International Bond	BRC	1.000%	09/20/2015	0.663%		5,000	51	(56)	107
Peru Government International Bond	HUS	1.000%	06/20/2016	0.792%		5,700	46	(151)	197
Peru Government International Bond	MYC	1.960%	10/20/2016	0.843%		3,000	161	0	161
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%		65,000	272	(37)	309
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.847%		30,000	100	(212)	312
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.041%		17,500	(16)	(605)	589
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.041%		3,000	(3)	(86)	83
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		400	(1)	(14)	13
Philippines Government International Bond	BOA	1.000%	03/20/2015	0.488%		7,000	91	(201)	292
Philippines Government International Bond	BOA	1.000%	03/20/2016	0.724%		13,000	128	(219)	347
Philippines Government International Bond	BOA	1.000%	09/20/2021	1.808%		10,000	(646)	(662)	16
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.594%		10,500	130	(224)	354
Philippines Government International Bond	BPS	1.000%	03/20/2016	0.724%		10,000	98	(164)	262
Philippines Government International Bond	BRC	1.000%	03/20/2015	0.488%		20,000	260	(576)	836
Philippines Government International Bond	BRC	1.000%	03/20/2016	0.724%		10,000	98	(159)	257
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.329%		9,800	735	0	735
Philippines Government International Bond	DUB	1.000%	03/20/2015	0.488%		10,000	130	(301)	431
Philippines Government International Bond	DUB	1.000%	09/20/2015	0.594%		17,000	210	(417)	627
Philippines Government International Bond	DUB	1.000%	03/20/2016	0.724%		5,000	49	(63)	112
Philippines Government International Bond	FBF	1.000%	09/20/2021	1.808%		5,000	(324)	(324)	0
Philippines Government International Bond	GST	1.000%	09/20/2015	0.594%		15,000	186	(382)	568
Philippines Government International Bond	HUS	1.000%	09/20/2015	0.594%		7,800	96	(168)	264
Philippines Government International Bond	HUS	1.000%	12/20/2015	0.634%		1,100	14	(21)	35
Philippines Government International Bond	JPM	1.000%	03/20/2015	0.488%		20,000	260	(612)	872
Philippines Government International Bond	JPM	1.000%	09/20/2015	0.594%		15,000	186	(375)	561
Philippines Government International Bond	JPM	1.000%	03/20/2016	0.724%		10,000	98	(159)	257
Philippines Government International Bond	JPM	1.000%	09/20/2021	1.808%		15,000	(970)	(971)	1
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.192%		6,200	380	0	380
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.488%		28,000	364	(859)	1,223
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.700%		5,500	59	0	59
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.700%		300	3	(3)	6
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		300	3	(2)	5
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.428%		2,000	26	(28)	54
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		16,900	36	(88)	124
Republic of Korea	FBF	1.000%	12/20/2012	0.201%		700	2	(3)	5
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		4,400	10	(27)	37
Republic of Korea	RYL	1.000%	12/20/2015	0.448%		1,000	18	1	17
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		300	1	(3)	4

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	DUB	1.000%	12/20/2012	0.345%	$	4,500	$8	$(62)	$70
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		1,500	2	(16)	18
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		7,700	14	(85)	99
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		3,900	7	(43)	50
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		1,900	3	(20)	23
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.480%		6,900	65	0	65
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.480%		13,000	131	0	131
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.118%		400	(1)	(4)	3
Spain Government International Bond	BPS	1.000%	09/20/2017	3.780%		32,900	(3,986)	(3,699)	(287)
Spain Government International Bond	MYC	1.000%	09/20/2017	3.780%		16,600	(2,011)	(1,843)	(168)
Turkey Government International Bond	CBK	1.000%	12/20/2020	2.010%		25,000	(1,853)	(936)	(917)
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.048%		1,200	(97)	(114)	17
Turkey Government International Bond	FBF	1.000%	12/20/2020	2.010%		25,000	(1,852)	(915)	(937)
Turkey Government International Bond	UAG	1.000%	03/20/2015	0.929%		18,500	38	(623)	661
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	10.563%		3,200	(359)	(129)	(230)

							$(23,159)	$(45,151)	$21,992

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	$	4,600	$404	$474	$(70)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		14,000	1,229	1,442	(213)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		17,300	1,519	2,180	(661)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,200	120	157	(37)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016		35,400	3,906	2,867	1,039
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		30,000	3,310	2,760	550
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		5,600	618	515	103
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016		26,900	3,195	1,959	1,236
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		30,000	3,563	1,740	1,823
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017		28,600	3,640	3,192	448
CDX.EM-17 5-Year Index	CBK	5.000%	06/20/2017		2,860	364	269	95
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017		22,890	2,914	2,495	419
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017		3,400	433	399	34
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017		9,000	1,145	787	358
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017		800	102	70	32
CDX.EM-17 5-Year Index	UAG	5.000%	06/20/2017		12,500	1,591	1,456	135
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017		3,700	499	505	(6)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017		51,850	6,990	7,239	(249)
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017		4,700	633	660	(27)
CDX.EM-18 5-Year Index	GST	5.000%	12/20/2017		5,700	768	778	(10)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017		1,000	135	136	(1)

						$37,078	$32,080	$4,998

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS	BRL	162,800	$2,176	$137	$2,039
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		59,000	879	167	712
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		127,000	2,878	(48)	2,926

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS	BRL	12,400	$286	$0	$286
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		250,000	8,424	(78)	8,502
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		698,700	23,451	(559)	24,010
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	65,400	274	(5)	279
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		157,200	662	0	662
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		539,000	722	593	129
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		409,185	548	41	507
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		164,900	148	(36)	184
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		532,700	477	(181)	658
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		381,000	341	(207)	548
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	DUB		8,700	88	6	82
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		224,150	1,165	145	1,020
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	GLM		280,100	(130)	92	(222)

							$42,389	$67	$42,322

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$	35,700	$82	$(86)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,700	95	(48)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		54,700	116	(222)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		54,700	157	(20)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		122,800	293	(296)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		122,800	293	(164)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,400	23	(46)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		11,400	38	(4)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		63,500	44	(1)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		36,200	72	(147)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		36,200	120	(13)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		164,500	435	(667)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		164,500	495	(60)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		48,500	102	(197)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		48,500	160	(18)

								$2,525	$(1,989)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$(14)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$31,800	$383
Sales	1,011,100	2,525
Closing Buys	(22,700)	(265)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$1,020,200	$2,643

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	31,218	$	15,221	UAG	$0	$(178)	$(178)
10/2012	CNY	76,630		12,085	HUS	0	(92)	(92)
10/2012	EUR	21,034		26,349	BRC	0	(681)	(681)
10/2012		23,128		29,028	CBK	0	(693)	(693)
10/2012		23,128		29,067	JPM	0	(654)	(654)

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	63,451	$	78,177	UAG	$0	$(3,371)	$(3,371)
10/2012	INR	1,643,600		29,455	HUS	0	(1,706)	(1,706)
10/2012	MXN	273,965		19,480	UAG	0	(1,770)	(1,770)
10/2012	PHP	8,413		192	CBK	0	(9)	(9)
10/2012	$	15,385	BRL	31,218	UAG	14	0	14
10/2012		12,050	CNY	76,630	CBK	127	0	127
10/2012		452	EUR	370	CBK	24	0	24
10/2012		86,844		67,290	JPM	0	(373)	(373)
10/2012		1,069		825	RYL	0	(9)	(9)
10/2012		28,993	INR	1,643,600	JPM	2,168	0	2,168
10/2012		45	MYR	142	HUS	2	0	2
10/2012		202	PHP	8,413	CBK	0	(1)	(1)
10/2012		7,167	SGD	9,019	RYL	182	0	182
10/2012		5,020	TRY	9,277	HUS	125	0	125
10/2012		1,144	ZAR	9,900	DUB	42	0	42
10/2012	ZAR	21,758	$	2,622	BRC	17	0	17
10/2012		41,341		4,985	HUS	34	0	34
10/2012		372,070		45,022	JPM	466	0	466
11/2012	EUR	67,290		86,871	JPM	373	0	373
12/2012	COP	32,025,818		17,596	BRC	22	(56)	(34)
12/2012	MXN	277,071		21,544	CBK	185	0	185
12/2012		640		47	FBF	0	(2)	(2)
12/2012		195,809		14,656	GLM	0	(463)	(463)
12/2012		257,222		18,805	HUS	0	(1,056)	(1,056)
12/2012		1,278,257		99,485	UAG	912	0	912
12/2012	$	15,083	BRL	31,218	UAG	200	0	200
12/2012		29,116	INR	1,643,600	HUS	1,713	0	1,713
12/2012		127	MXN	1,735	CBK	7	0	7
12/2012		40		530	DUB	1	0	1
12/2012		12,738		163,476	GLM	0	(115)	(115)
12/2012		716		9,702	JPM	33	0	33
12/2012		1,984		25,534	MSC	3	(16)	(13)
12/2012		17,332		222,617	UAG	0	(143)	(143)
01/2013	IDR	159,562,500	$	16,287	MSC	0	(123)	(123)
02/2013	CNY	168,373		26,226	JPM	0	(265)	(265)
02/2013	$	5,951	CNY	37,798	CBK	0	(4)	(4)
02/2013		21,502		136,630	HUS	8	(13)	(5)
02/2013		36,010		225,975	JPM	0	(455)	(455)
03/2013	PHP	8,413	$	202	CBK	1	0	1
08/2013	$	7,503	CNY	47,000	DUB	0	(157)	(157)
08/2013		5,246		33,000	RYL	0	(88)	(88)
08/2013		5,736		36,000	UAG	0	(109)	(109)

						$6,659	$(12,602)	$(5,943)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$15,356	$0	$15,356
Bahrain
Sovereign Issues	0	1,857	0	1,857
Bermuda
Corporate Bonds & Notes	0	43,609	0	43,609
Brazil
Corporate Bonds & Notes	0	553,441	0	553,441
Sovereign Issues	0	185,523	0	185,523
Canada
Corporate Bonds & Notes	0	15,478	0	15,478
Cayman Islands
Corporate Bonds & Notes	0	168,215	11,608	179,823
Chile
Corporate Bonds & Notes	0	87,721	0	87,721
Sovereign Issues	0	101	0	101
China
Corporate Bonds & Notes	0	36,464	0	36,464

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Colombia
Corporate Bonds & Notes	$0	$63,082	$0	$63,082
Sovereign Issues	0	200,663	0	200,663
Czech Republic
Corporate Bonds & Notes	0	2,565	0	2,565
Egypt
Bank Loan Obligations	0	762	0	762
El Salvador
Sovereign Issues	0	17,217	0	17,217
Gabon
Sovereign Issues	0	7,165	0	7,165
Germany
Corporate Bonds & Notes	0	28,923	0	28,923
Guatemala
Sovereign Issues	0	27,871	0	27,871
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	12,168	12,168
Hong Kong
Corporate Bonds & Notes	0	38,778	0	38,778

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
India
Corporate Bonds & Notes	$0	$44,169	$0	$44,169
Indonesia
Bank Loan Obligations	0	3,191	0	3,191
Corporate Bonds & Notes	0	159,008	0	159,008
Sovereign Issues	0	359,403	0	359,403
Ireland
Corporate Bonds & Notes	0	81,437	0	81,437
Sovereign Issues	0	100,501	0	100,501
Israel
Corporate Bonds & Notes	0	3,267	0	3,267
Kazakhstan
Corporate Bonds & Notes	0	228,091	0	228,091
Luxembourg
Corporate Bonds & Notes	0	518,856	0	518,856
Malaysia
Corporate Bonds & Notes	0	32,702	0	32,702
Mexico
Corporate Bonds & Notes	0	655,857	0	655,857
Sovereign Issues	0	333,308	0	333,308
Mongolia
Sovereign Issues	0	6,200	0	6,200
Netherlands
Corporate Bonds & Notes	0	56,928	0	56,928
Panama
Corporate Bonds & Notes	1,912	20,370	0	22,282
Sovereign Issues	0	136,775	0	136,775
Peru
Corporate Bonds & Notes	0	4,430	0	4,430
Sovereign Issues	0	206,097	0	206,097
Philippines
Corporate Bonds & Notes	0	32,279	0	32,279
Sovereign Issues	0	108,181	0	108,181
Poland
Sovereign Issues	0	33,478	0	33,478
Qatar
Corporate Bonds & Notes	0	83,647	0	83,647
Sovereign Issues	0	53,325	0	53,325
Russia
Corporate Bonds & Notes	0	108,936	0	108,936
Sovereign Issues	0	558,140	0	558,140
Senegal
Sovereign Issues	0	12,028	0	12,028
Singapore
Corporate Bonds & Notes	0	8,822	0	8,822
South Africa
Corporate Bonds & Notes	0	37,595	0	37,595
Sovereign Issues	0	107,955	0	107,955
South Korea
Corporate Bonds & Notes	0	167,474	0	167,474
Sovereign Issues	0	13,583	0	13,583
Sri Lanka
Sovereign Issues	0	25,787	0	25,787
Trinidad and Tobago
Corporate Bonds & Notes	0	22,721	0	22,721

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Tunisia
Sovereign Issues	$0	$11,807	$0	$11,807
Turkey
Corporate Bonds & Notes	0	50,150	0	50,150
Sovereign Issues	0	257,315	0	257,315
Ukraine
Sovereign Issues	0	7,388	0	7,388
United Arab Emirates
Corporate Bonds & Notes	0	26,532	0	26,532
United Kingdom
Corporate Bonds & Notes	0	10,311	0	10,311
United States
Asset-Backed Securities	0	670	0	670
Bank Loan Obligations	0	2,509	0	2,509
Corporate Bonds & Notes	0	101,086	0	101,086
Mortgage-Backed Securities	0	33,547	0	33,547
U.S. Government Agencies	0	252	0	252
U.S. Treasury Obligations	0	48,168	0	48,168
Uruguay
Sovereign Issues	0	100,055	0	100,055
Venezuela
Corporate Bonds & Notes	0	393,432	0	393,432
Sovereign Issues	0	353,490	0	353,490
Vietnam
Sovereign Issues	0	14,205	0	14,205
Virgin Islands (British)
Corporate Bonds & Notes	0	172,775	0	172,775
Zambia
Sovereign Issues	0	10,201	0	10,201
Short-Term Instruments
Certificates of Deposit	0	74,658	0	74,658
Commercial Paper	58,376	3,971	0	62,347
Repurchase Agreements	0	3,700	0	3,700
Short-Term Notes	0	0	9,911	9,911
Mexico Treasury Bills	0	63,287	0	63,287
PIMCO Short-Term Floating NAV Portfolios	211,565	0	0	211,565
	$271,853	$7,558,841	$33,687	$7,864,381

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	32,404	0	32,404
Foreign Exchange Contracts	0	6,659	0	6,659
Interest Rate Contracts	4,547	45,441	0	49,988
	$4,547	$84,504	$0	$89,051

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(5,184)	(230)	(5,414)
Foreign Exchange Contracts	0	(12,602)	0	(12,602)
Interest Rate Contracts	0	(8,820)	(14)	(8,834)
	$0	$(26,606)	$(244)	$(26,850)

Totals	$276,400	$7,616,739	$33,443	$7,926,582

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$7,944	$0	$(510)	$166	$99	$1,360	$2,549	$0	$11,608	$1,345
Guernsey, Channel Islands
Corporate Bonds & Notes	0	11,700	0	0	0	468	0	0	12,168	468
South Korea
Corporate Bonds & Notes	23,582	0	0	0	0	(26)	0	(23,556)	0	0
Short-Term Instruments
Short-Term Notes	0	9,873	0	41	0	(3)	0	0	9,911	(3)

	$31,526	$21,573	$(510)	$207	$99	$1,799	$2,549	$(23,556)	$33,687	$1,810

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(147)	0	0	0	0	(83)	0	0	(230)	(84)
Interest Rate Contracts	(16)	0	0	0	0	2	0	0	(14)	2

	$(163)	$0	$0	$0	$0	$(81)	$0	$0	$(244)	$(82)

Totals	$31,363	$21,573	$(510)	$207	$99	$1,718	$2,549	$(23,556)	$33,443	$1,728

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$11,608	Benchmark Pricing	Base Price	47.00-86.50
Guernsey, Channel Islands
Corporate Bonds & Notes	12,168	Third Party Vendor	Broker Quote	104.00
Short-Term Instruments
Short-Term Notes	9,911	Benchmark Pricing	Base Price	99.15

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(230)	Indicative Market Quotations	Broker Quote	(11.40)
Interest Rate Contracts	(14)	Indicative Market Quotations	Broker Quote	0.15

Total	$33,443

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$195	$195
Unrealized appreciation on foreign currency contracts	0	0	0	6,659	0	6,659
Unrealized appreciation on OTC swap agreements	0	32,404	0	0	42,544	74,948

	$0	$32,404	$0	$6,659	$42,739	$81,802

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,003	$2,003
Unrealized depreciation on foreign currency contracts	0	0	0	12,602	0	12,602
Unrealized depreciation on OTC swap agreements	0	5,414	0	0	222	5,636

	$0	$5,414	$0	$12,602	$2,225	$20,241

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(254)	$(254)
Net realized gain on futures contracts	0	0	0	0	11,020	11,020
Net realized gain on written options	0	0	0	0	265	265
Net realized gain on swaps	0	15,173	0	0	429	15,602
Net realized gain on foreign currency transactions	0	0	0	4,152	0	4,152

	$0	$15,173	$0	$4,152	$11,460	$30,785

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$59	$59
Net change in unrealized appreciation on futures contracts	0	0	0	0	6,761	6,761
Net change in unrealized appreciation on written options	0	0	0	0	357	357
Net change in unrealized appreciation on swaps	0	10,000	0	0	8,716	18,716
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	5,844	0	5,844

	$0	$10,000	$0	$5,844	$15,893	$31,737

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $4,547 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(3,712) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(470)	$602	$132
BPS	684	(590)	94
BRC	10,027	(9,750)	277
CBK	(4,006)	4,365	359
DUB	10,410	(10,340)	70
FBF	(2,797)	2,805	8
GLM	(709)	694	(15)
GST	567	(560)	7
HUS	27,301	(27,840)	(539)
JPM	2,254	(1,180)	1,074
MSC	(136)	81	(55)
MYC	5,693	(6,220)	(527)
RYL	335	(310)	25
UAG	(791)	1,286	495

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.9%

CORPORATE BONDS & NOTES 0.9%
OGX Austria GmbH
8.375% due 04/01/2022	$2,040	$1,780
8.500% due 06/01/2018	3,745	3,389
Sappi Papier Holding GmbH
6.625% due 04/15/2021	1,650	1,592
7.750% due 07/15/2017	620	666
8.375% due 06/15/2019	200	215

Total Austria (Cost $7,804)		7,642

BERMUDA 3.9%

CORPORATE BONDS & NOTES 3.9%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015	$3,800	4,041
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,500	2,717
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	1,500	1,582
Digicel Group Ltd.
8.250% due 09/30/2020	8,700	9,178
FPMH Finance Ltd.
7.375% due 07/24/2017	1,675	1,909
Noble Group Ltd.
6.625% due 08/05/2020	1,000	1,045
Qtel International Finance Ltd.
4.750% due 02/16/2021	6,160	6,847
7.875% due 06/10/2019	3,950	5,116
Rosy Unicorn Ltd.
6.500% due 02/09/2017	1,000	1,103

Total Bermuda (Cost $32,142)		33,538

BRAZIL 16.6%

CORPORATE BONDS & NOTES 16.6%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$6,200	6,657
Banco Bradesco S.A.
4.500% due 01/12/2017	1,250	1,334
Banco BTG Pactual S.A.
4.875% due 07/08/2016	500	522
5.750% due 09/28/2022	4,900	4,973
Banco do Brasil S.A.
5.875% due 01/19/2023	2,030	2,197
8.500% due 10/20/2020 (d)	7,075	8,490
9.250% due 04/15/2023 (d)	6,500	7,767
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	1,300	1,453
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015	1,750	1,802
Banco Panamericano S.A.
8.500% due 04/23/2020	1,960	2,254
Banco Safra Cayman Islands Ltd.
6.750% due 01/27/2021	1,400	1,585
Banco Santander Brasil S.A.
4.250% due 01/14/2016	150	154
4.500% due 04/06/2015	3,775	3,893
4.625% due 02/13/2017	11,700	12,109
Banco Votorantim S.A.
5.250% due 02/11/2016	1,100	1,172
7.375% due 01/21/2020	6,160	6,961
BFF International Ltd.
7.250% due 01/28/2020	1,350	1,631
BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	1,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (d)	$1,575	$1,733
BR Properties S.A.
9.000% due 10/07/2015 (d)	3,400	3,706
Braskem America Finance Co.
7.125% due 07/22/2041	1,800	1,917
Braskem Finance Ltd.
5.750% due 04/15/2021	2,800	2,982
7.000% due 05/07/2020	715	826
BRF - Brasil Foods S.A.
5.875% due 06/06/2022	3,000	3,285
CSN Islands Corp.
9.750% due 12/16/2013	2,500	2,716
CSN Resources S.A.
6.500% due 07/21/2020	330	357
Embraer Overseas Ltd.
6.375% due 01/15/2020	500	578
Embraer S.A.
5.150% due 06/15/2022	3,050	3,281
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	2,200	2,370
Hypermarcas S.A.
6.500% due 04/20/2021	4,900	5,186
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	4,220	4,368
5.650% due 03/19/2022	1,100	1,155
Marfrig Overseas Ltd.
9.500% due 05/04/2020	745	619
Minerva Luxembourg S.A.
12.250% due 02/10/2022	1,500	1,738
Minerva Overseas Ltd.
10.875% due 11/15/2019	930	1,037
Odebrecht Finance Ltd.
6.000% due 04/05/2023	2,150	2,397
Petrobras International Finance Co.
5.375% due 01/27/2021	5,000	5,660
5.750% due 01/20/2020	2,800	3,206
5.875% due 03/01/2018	1,800	2,060
6.750% due 01/27/2041	1,000	1,248
6.875% due 01/20/2040	2,500	3,158
7.875% due 03/15/2019	5,000	6,306
8.375% due 12/10/2018	200	256
Raizen Fuels Finance Ltd.
9.500% due 08/15/2014	3,050	3,443
Telemar Norte Leste S.A.
5.500% due 10/23/2020	2,024	2,135
Vale Overseas Ltd.
4.375% due 01/11/2022	1,500	1,585
6.875% due 11/21/2036	2,180	2,538
6.875% due 11/10/2039	2,700	3,166
Votorantim Cimentos S.A.
7.250% due 04/05/2041	200	218

Total Brazil (Cost $136,563)		141,331

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%
Harvest Operations Corp.
6.875% due 10/01/2017	$500	550

Total Canada (Cost $512)		550

CAYMAN ISLANDS 9.5%

CORPORATE BONDS & NOTES 9.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$1,350	1,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Agile Property Holdings Ltd.
8.875% due 04/28/2017		$2,800	$2,849
9.875% due 03/20/2017		600	627
10.000% due 11/14/2016		675	719
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,155	2,328
5.750% due 01/18/2017		3,940	4,304
Country Garden Holdings Co. Ltd.
10.500% due 08/11/2015		1,175	1,281
11.125% due 02/23/2018		3,450	3,786
11.250% due 04/22/2017		850	935
DP World Sukuk Ltd.
6.250% due 07/02/2017 (h)		4,140	4,527
6.250% due 07/02/2017		2,460	2,690
ENN Energy Holdings Ltd.
6.000% due 05/13/2021 (h)		3,400	3,823
6.000% due 05/13/2021		1,200	1,349
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		3,480	4,483
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,401	2,031
0.000% due 11/30/2025		86	53
0.000% due 05/15/2030		570	266
IPIC GMTN Ltd.
5.875% due 03/14/2021	EUR	2,100	3,148
JBS Finance Ltd.
8.250% due 01/29/2018		$3,920	4,038
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		1,685	1,820
Mongolian Mining Corp.
8.875% due 03/29/2017		9,700	9,869
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		3,371	3,807
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,647	2,292
QNB Finance Ltd.
3.125% due 11/16/2015		3,420	3,562
3.375% due 02/22/2017		8,580	9,030
Raizen Energy Finance Ltd.
7.000% due 02/01/2017		1,000	1,153
Shimao Property Holdings Ltd.
9.650% due 08/03/2017		1,950	2,046
11.000% due 03/08/2018		200	219
Tencent Holdings Ltd.
4.625% due 12/12/2016		410	438
Voto-Votorantim Ltd.
6.750% due 04/05/2021		1,280	1,498

Total Cayman Islands (Cost $77,339)			80,442

CHILE 1.9%

CORPORATE BONDS & NOTES 1.9%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$2,540	2,543
Banco Santander Chile
3.750% due 09/22/2015		1,000	1,038
3.875% due 09/20/2022		4,525	4,551
Celulosa Arauco y Constitucion S.A.
4.750% due 01/11/2022		760	797
7.250% due 07/29/2019		1,000	1,206
Colbun S.A.
6.000% due 01/21/2020		1,470	1,659
E.CL S.A.
5.625% due 01/15/2021		1,010	1,135
Inversiones CMPC S.A.
4.500% due 04/25/2022		3,000	3,131

Total Chile (Cost $15,719)			16,060

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 3.4%

CORPORATE BONDS & NOTES 3.4%
BanColombia S.A.
5.950% due 06/03/2021		$12,540	$14,170
Ecopetrol S.A.
7.625% due 07/23/2019		4,335	5,571
Grupo Aval Ltd.
4.750% due 09/26/2022		4,000	3,950
5.250% due 02/01/2017		1,500	1,601
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022		3,000	3,240

Total Colombia (Cost $26,990)			28,532

CROATIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Agrokor DD
8.875% due 02/01/2020 (a)		$2,200	2,200
9.125% due 02/01/2020 (a)	EUR	500	643

Total Croatia (Cost $2,843)			2,843

CURACAO 0.0%

CORPORATE BONDS & NOTES 0.0%
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016		$310	316

Total Curacao (Cost $311)			316

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%
CEZ A/S
4.250% due 04/03/2022		$1,500	1,605

Total Czech Republic (Cost $1,490)			1,605

DOMINICAN REPUBLIC 0.3%

CORPORATE BONDS & NOTES 0.3%
EGE Haina Finance Co.
9.500% due 04/26/2017		$2,750	2,901

Total Dominican Republic (Cost $2,831)			2,901

EGYPT 0.2%

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$76	71

CORPORATE BONDS & NOTES 0.2%
Nile Finance Ltd.
5.250% due 08/05/2015		1,600	1,616

Total Egypt (Cost $1,683)			1,687

GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020		$3,440	3,827

Total Germany (Cost $3,708)			3,827

GUERNSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$4,550	4,732

Total Guernsey, Channel Islands (Cost $4,633)			4,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 1.6%

CORPORATE BONDS & NOTES 1.6%
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016	$1,000	$1,075
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	550	572
Citic Pacific Ltd.
6.875% due 01/21/2018	3,400	3,535
CNOOC Finance Ltd.
4.250% due 01/26/2021	1,700	1,854
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	1,000	1,045
Franshion Development Ltd.
6.750% due 04/15/2021	4,070	4,221
Wharf Finance Ltd.
4.625% due 02/08/2017	1,120	1,202

Total Hong Kong (Cost $13,208)		13,504

INDIA 2.4%

CORPORATE BONDS & NOTES 2.4%
Bank of India
4.750% due 09/30/2015	$1,000	1,043
ICICI Bank Ltd.
4.750% due 11/25/2016	4,400	4,579
5.500% due 03/25/2015	700	738
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,160	1,212
5.625% due 08/02/2021	1,000	1,075
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	6,150	6,315
5.400% due 02/14/2022	800	854
6.250% due 10/19/2040	500	564
Reliance Industries Ltd.
10.375% due 06/24/2016	250	309
State Bank of India
4.125% due 08/01/2017	700	717
4.500% due 07/27/2015	2,390	2,488
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	603

Total India (Cost $19,584)		20,497

INDONESIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Berau Coal Energy Tbk PT
7.250% due 03/13/2017	$2,940	2,771
Indonesia Eximbank
3.750% due 04/26/2017	2,000	2,074
Indosat Palapa Co. BV
7.375% due 07/29/2020	325	372
Listrindo Capital BV
6.950% due 02/21/2019	4,450	4,909

Total Indonesia (Cost $10,050)		10,126

IRELAND 5.0%

CORPORATE BONDS & NOTES 3.3%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$1,500	1,596
7.875% due 09/25/2017	4,890	5,295
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	4,700	5,030
6.604% due 02/03/2021	2,000	2,348
RZD Capital Ltd.
5.700% due 04/05/2022	300	335
5.739% due 04/03/2017	1,170	1,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	$9,050	$9,694
9.125% due 04/30/2018	2,380	2,736

		28,333

SOVEREIGN ISSUES 1.7%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	1,150	1,236
5.450% due 11/22/2017	3,525	3,843
6.800% due 11/22/2025	3,000	3,540
6.902% due 07/09/2020	4,950	5,861

		14,480

Total Ireland (Cost $40,637)		42,813

ISRAEL 0.8%

CORPORATE BONDS & NOTES 0.8%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$6,430	7,003

Total Israel (Cost $6,994)		7,003

KAZAKHSTAN 0.0%

CORPORATE BONDS & NOTES 0.0%
KazMunayGas National Co.
11.750% due 01/23/2015	$100	121

Total Kazakhstan (Cost $116)		121

LUXEMBOURG 8.9%

CORPORATE BONDS & NOTES 8.9%
Evraz Group S.A.
6.750% due 04/27/2018	$1,000	995
9.500% due 04/24/2018	1,070	1,209
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,380	2,380
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	900	1,026
8.625% due 04/28/2034	4,650	6,533
9.250% due 04/23/2019	12,575	16,442
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	1,599	1,813
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014	5,120	5,431
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	6,400	6,752
5.400% due 03/24/2017	5,140	5,530
6.125% due 02/07/2022	5,020	5,559
Severstal OAO Via Steel Capital S.A.
6.250% due 07/26/2016	2,720	2,857
6.700% due 10/25/2017 (h)	5,825	6,255
6.700% due 10/25/2017	320	344
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018	600	615
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	1,850	2,047
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018	8,870	9,569

Total Luxembourg (Cost $72,201)		75,357

	SHARES
MEXICO 8.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	172,485	0

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.3%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		$4,700	$4,856
4.375% due 07/16/2042		6,200	6,455
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		825	879
BBVA Bancomer S.A.
6.500% due 03/10/2021		18,180	20,007
6.750% due 09/30/2022		2,740	3,000
Cemex Finance LLC
9.500% due 12/14/2016		1,500	1,556
Cemex S.A.B. de C.V.
5.362% due 09/30/2015		3,175	3,040
9.000% due 01/11/2018		5,400	5,427
Comision Federal de Electricidad
5.750% due 02/14/2042		1,000	1,123
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		400	417
8.875% due 03/27/2022		4,230	4,335
9.250% due 06/30/2020		1,700	1,768
Credito Real S.A. de C.V.
10.250% due 04/14/2015		700	767
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,020
9.750% due 03/25/2020		1,500	1,537
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		6,200	6,479
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		1,700	1,841
Hipotecaria Su Casita S.A. de C.V.
6.290% due 06/28/2018^	MXN	17,999	64
Mexichem S.A.B. de C.V.
4.875% due 09/19/2022		$1,300	1,323
Sigma Alimentos S.A. de C.V.
5.625% due 04/14/2018		500	556
6.875% due 12/16/2019		900	1,055
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022		3,530	3,115

			70,620

Total Mexico (Cost $71,397)			70,620

MONGOLIA 0.6%

SOVEREIGN ISSUES 0.6%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$4,620	4,855

Total Mongolia (Cost $4,728)			4,855

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%
Bank of Baroda
5.000% due 08/24/2016		$600	624
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		500	560
Indo Energy Finance BV
7.000% due 05/07/2018		2,310	2,402
SABIC Capital BV
3.000% due 11/02/2015		4,100	4,230

Total Netherlands (Cost $7,725)			7,816

PANAMA 0.7%

CORPORATE BONDS & NOTES 0.7%
AES El Salvador Trust
6.750% due 02/01/2016		$4,150	4,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ENA Norte Trust
4.950% due 04/25/2028 (a)	$1,400	$1,409

Total Panama (Cost $5,358)		5,621

PERU 1.6%

CORPORATE BONDS & NOTES 1.6%
Banco de Credito del Peru
4.750% due 03/16/2016	$7,485	7,934
5.375% due 09/16/2020	1,500	1,628
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	30	33
Volcan Cia Minera SAA
5.375% due 02/02/2022	3,450	3,743

Total Peru (Cost $12,739)		13,338

PHILIPPINES 0.2%

CORPORATE BONDS & NOTES 0.2%
Energy Development Corp.
6.500% due 01/20/2021	$1,200	1,315

Total Philippines (Cost $1,210)		1,315

QATAR 0.8%

CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc.
6.067% due 12/31/2033	$1,060	1,261
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	4,750	5,797

Total Qatar (Cost $6,577)		7,058

RUSSIA 6.4%

CORPORATE BONDS & NOTES 6.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$5,925	7,725
ALROSA Finance S.A.
7.750% due 11/03/2020	12,500	14,218
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	450	481
8.146% due 04/11/2018	3,000	3,670
Lukoil International Finance BV
6.125% due 11/09/2020	5,750	6,521
6.356% due 06/07/2017	300	343
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.950% due 09/26/2019	4,400	4,372
SCF Capital Ltd.
5.375% due 10/27/2017	5,800	5,866
VimpelCom Holdings BV
7.504% due 03/01/2022	10,050	10,565

		53,761

SOVEREIGN ISSUES 0.1%
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	770	840

Total Russia (Cost $52,270)		54,601

SINGAPORE 0.6%

CORPORATE BONDS & NOTES 0.6%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	$3,220	3,435
STATS ChipPAC Ltd.
5.375% due 03/31/2016	1,530	1,564

Total Singapore (Cost $4,947)		4,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 1.2%

CORPORATE BONDS & NOTES 1.0%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$3,500	$3,572
5.375% due 04/15/2020		2,910	3,061
FirstRand Bank Ltd.
4.375% due 06/09/2016		1,450	1,520

			8,153

SOVEREIGN ISSUES 0.2%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		1,350	1,546

Total South Africa (Cost $9,404)			9,699

SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 1.4%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$500	539
6.000% due 05/05/2015		1,550	1,707
Kia Motors Corp.
3.625% due 06/14/2016		850	895
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		1,700	1,736
Korea Finance Corp.
4.625% due 11/16/2021		850	965
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		400	398
4.750% due 07/13/2021		1,400	1,596
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		1,500	1,574
Shinhan Bank
4.375% due 09/15/2015		500	538
Woori Bank Co. Ltd.
5.875% due 04/13/2021		1,700	1,979

Total South Korea (Cost $11,416)			11,927

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,140	1,479

Total Supranational (Cost $1,300)			1,479

SWEDEN 1.2%

CORPORATE BONDS & NOTES 1.2%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	1,900	2,655
Eileme AB
11.625% due 01/31/2020		$4,000	4,510
PKO Finance AB
4.630% due 09/26/2022		3,400	3,419

Total Sweden (Cost $10,432)			10,584

THAILAND 0.9%

CORPORATE BONDS & NOTES 0.9%
Bangkok Bank PCL
2.750% due 03/27/2018		$6,000	6,043
PTTEP Canada International Finance Ltd.
6.350% due 06/12/2042		1,400	1,628

Total Thailand (Cost $7,380)			7,671

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 1.0%

CORPORATE BONDS & NOTES 1.0%
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016	$2,005	$1,925
5.250% due 09/13/2022	1,000	1,012
6.250% due 04/20/2021	3,310	3,604
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017	1,630	1,724

Total Turkey (Cost $7,975)		8,265

UNITED ARAB EMIRATES 1.8%

CORPORATE BONDS & NOTES 1.8%
Dolphin Energy Ltd.
5.500% due 12/15/2021	$4,360	5,053
5.888% due 06/15/2019	1,281	1,457
DP World Ltd.
6.850% due 07/02/2037	4,140	4,482
Emirates Airline
5.125% due 06/08/2016	4,005	4,168

Total United Arab Emirates (Cost $14,251)		15,160

UNITED KINGDOM 1.2%

CORPORATE BONDS & NOTES 1.2%
Afren PLC
11.500% due 02/01/2016	$6,650	7,629
Vedanta Resources PLC
8.250% due 06/07/2021	2,660	2,607

Total United Kingdom (Cost $10,070)		10,236

UNITED STATES 1.3%

BANK LOAN OBLIGATIONS 0.2%
Chrysler Group LLC
6.000% due 05/24/2017	$1,383	1,412

CORPORATE BONDS & NOTES 1.1%
American Airlines Pass-Through Trust
7.000% due 07/31/2019	179	183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital America
3.750% due 04/06/2016	$2,375	$2,529
JBS USA LLC
8.250% due 02/01/2020	2,500	2,506
Morgan Stanley
6.375% due 07/24/2042	180	199
NII Capital Corp.
7.625% due 04/01/2021	1,200	960
Southern Copper Corp.
5.375% due 04/16/2020	1,500	1,694
6.750% due 04/16/2040	1,500	1,742

		9,813

Total United States (Cost $10,983)		11,225

VENEZUELA 0.1%

CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	$1,000	907

Total Venezuela (Cost $873)		907

VIRGIN ISLANDS (BRITISH) 2.8%

CORPORATE BONDS & NOTES 2.8%
FPC Finance Ltd.
6.000% due 06/28/2019	$500	544
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,960	2,136
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,550	3,617
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,630	1,903
PCCW-HKT Capital Ltd.
4.250% due 02/24/2016	650	693
5.250% due 07/20/2015	1,000	1,098
TNK-BP Finance S.A.
6.625% due 03/20/2017	2,700	3,088
7.500% due 07/18/2016	2,480	2,878
7.875% due 03/13/2018	6,470	7,861

Total Virgin Islands (British) (Cost $22,418)		23,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

COMMERCIAL PAPER 0.2%
ALROSA Finance S.A.
3.042% due 03/20/2013	$1,500	$1,498

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.220% due 10/01/2012	600	600
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $613. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	411	411
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $422. Repurchase proceeds are $411.)

		1,011

U.S. TREASURY BILLS 0.1%
0.146% due 02/14/2013 - 07/25/2013 (c)(g)	1,045	1,044

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 11.8%
PIMCO Short-Term Floating NAV Portfolio	10,030,178	100,532

Total Short-Term Instruments (Cost $104,065)		104,085

Total Investments 103.6% (Cost $854,876)		$880,706

Written Options (l) (0.1%) (Premiums $748)		(581)

Other Assets and Liabilities (Net) (3.5%)		(29,966)

Net Assets 100.0%		$850,159

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,733 at a weighted average interest rate of (2.118%).
(g)	Securities with an aggregate market value of $1,044 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $2,377 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	08/23/2012	08/23/2014	$1,109	$(1,106)
	(3.000%)	08/24/2012	08/23/2014	555	(553)
	(1.500%)	06/29/2012	06/29/2014	156	(155)
	(1.500%)	09/06/2012	09/06/2014	540	(539)

					$(2,353)

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(i)	Cash of $433 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	22	$15
U.S. Treasury 10-Year Note December Futures	Long	12/2012	340	257

				$272

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $754 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$	33,900	$11	$57
Pay	3-Month USD-LIBOR	1.250%	06/20/2016		15,400	443	280
Pay	3-Month USD-LIBOR	1.500%	06/20/2017		2,600	104	73
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		11,600	(691)	(637)

						$(133)	$(227)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Desarrolladora Homex S.A.B. de C.V.	BRC	5.000%	09/20/2013	6.595%	$	3,100	$(42)	$(38)	$(4)
Desarrolladora Homex S.A.B. de C.V.	DUB	5.000%	09/20/2013	6.595%		2,370	(45)	(138)	93
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	8.250%		1,330	(38)	(80)	42
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.041%		200	(1)	(7)	6
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		2,300	(2)	(79)	77
TNK-BP Finance S.A.	HUS	1.000%	12/20/2012	0.624%		1,800	2	(56)	58
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	09/20/2013	9.132%		2,010	(65)	(81)	16
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	10.563%		1,470	(165)	(97)	(68)

							$(356)	$(576)	$220

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL	BRL	17,000	$472	$0	$472
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		43,300	811	38	773

							$1,283	$38	$1,245

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$	6,600	$32	$(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		15,600	55	(71)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		15,600	55	(4)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,100	4	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,100	2	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		7,900	5	(32)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	$	7,900	$16	$0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,100	4	(8)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,100	2	0
Call - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	35,200	158	(142)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		35,200	269	(226)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	3,700	3	(11)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,700	15	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		3,000	3	(9)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,000	13	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		24,100	42	(69)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		24,100	70	0

								$748	$(581)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	210	$110,800	EUR	0	$364
Sales	842	85,800		70,400	811
Closing Buys	(1,052)	(39,100)		0	(381)
Expirations	0	0		0	0
Exercised	0	(33,900)		0	(46)

Balance at 09/30/2012	0	$123,600	EUR	70,400	$748

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	2,736	$	1,348	UAG	$0	$(1)	$(1)
10/2012	CNY	13,413		2,106	UAG	0	(25)	(25)
10/2012	EUR	6,211		7,652	UAG	0	(330)	(330)
10/2012	$	1,334	BRL	2,736	UAG	16	0	16
10/2012		2,099	CNY	13,413	GST	32	0	32
10/2012		1,437	EUR	1,191	BPS	94	0	94
10/2012		2,900		2,363	DUB	137	0	137
10/2012		1,689		1,320	RBC	7	0	7
11/2012	EUR	1,190	$	1,506	BOA	0	(24)	(24)
11/2012		1,840		2,308	JPM	0	(58)	(58)
12/2012	BRL	2,736		1,322	UAG	0	(18)	(18)
12/2012	MXN	7,107		525	HUS	0	(24)	(24)
12/2012	$	8	MXN	110	FBF	0	0	0
02/2013	CNY	12,420	$	1,950	UAG	0	(4)	(4)
02/2013	$	1,979	CNY	12,420	BRC	0	(25)	(25)

						$286	$(509)	$(223)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$7,642	$0	$7,642
Bermuda
Corporate Bonds & Notes	0	33,538	0	33,538
Brazil
Corporate Bonds & Notes	0	141,331	0	141,331
Canada
Corporate Bonds & Notes	0	550	0	550
Cayman Islands
Corporate Bonds & Notes	0	75,800	4,642	80,442
Chile
Corporate Bonds & Notes	0	16,060	0	16,060

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Colombia
Corporate Bonds & Notes	$0	$28,532	$0	$28,532
Croatia
Corporate Bonds & Notes	2,843	0	0	2,843
Curacao
Corporate Bonds & Notes	0	316	0	316
Czech Republic
Corporate Bonds & Notes	0	1,605	0	1,605
Dominican Republic
Corporate Bonds & Notes	0	2,901	0	2,901
Egypt
Bank Loan Obligations	0	71	0	71
Corporate Bonds & Notes	0	1,616	0	1,616

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Germany
Corporate Bonds & Notes	$0	$3,827	$0	$3,827
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	4,732	4,732
Hong Kong
Corporate Bonds & Notes	0	13,504	0	13,504
India
Corporate Bonds & Notes	0	20,497	0	20,497
Indonesia
Corporate Bonds & Notes	0	10,126	0	10,126
Ireland
Corporate Bonds & Notes	0	28,333	0	28,333
Sovereign Issues	0	14,480	0	14,480
Israel
Corporate Bonds & Notes	0	7,003	0	7,003
Kazakhstan
Corporate Bonds & Notes	0	121	0	121
Luxembourg
Corporate Bonds & Notes	0	75,357	0	75,357
Mexico
Corporate Bonds & Notes	0	70,620	0	70,620
Mongolia
Sovereign Issues	0	4,855	0	4,855
Netherlands
Corporate Bonds & Notes	0	7,816	0	7,816
Panama
Corporate Bonds & Notes	1,409	4,212	0	5,621
Peru
Corporate Bonds & Notes	0	13,338	0	13,338
Philippines
Corporate Bonds & Notes	0	1,315	0	1,315
Qatar
Corporate Bonds & Notes	0	7,058	0	7,058
Russia
Corporate Bonds & Notes	0	53,761	0	53,761
Sovereign Issues	0	840	0	840
Singapore
Corporate Bonds & Notes	0	4,999	0	4,999
South Africa
Corporate Bonds & Notes	0	8,153	0	8,153
Sovereign Issues	0	1,546	0	1,546
South Korea
Corporate Bonds & Notes	0	11,927	0	11,927

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Supranational
Corporate Bonds & Notes	$0	$1,479	$0	$1,479
Sweden
Corporate Bonds & Notes	0	10,584	0	10,584
Thailand
Corporate Bonds & Notes	0	7,671	0	7,671
Turkey
Corporate Bonds & Notes	0	8,265	0	8,265
United Arab Emirates
Corporate Bonds & Notes	0	15,160	0	15,160
United Kingdom
Corporate Bonds & Notes	0	10,236	0	10,236
United States
Bank Loan Obligations	0	1,412	0	1,412
Corporate Bonds & Notes	0	9,630	183	9,813
Venezuela
Corporate Bonds & Notes	0	907	0	907
Virgin Islands (British)
Corporate Bonds & Notes	0	23,818	0	23,818
Short-Term Instruments
Commercial Paper	0	1,498	0	1,498
Repurchase Agreements	0	1,011	0	1,011
U.S. Treasury Bills	0	1,044	0	1,044
PIMCO Short-Term Floating NAV Portfolio	100,532	0	0	100,532
	$104,784	$766,365	$9,557	$880,706

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	141	151	292
Foreign Exchange Contracts	0	286	0	286
Interest Rate Contracts	272	1,655	0	1,927
	$272	$2,082	$151	$2,505

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4)	(68)	(72)
Foreign Exchange Contracts	0	(509)	0	(509)
Interest Rate Contracts	0	(1,218)	0	(1,218)
	$0	$(1,731)	$(68)	$(1,799)

Totals	$105,056	$766,716	$9,640	$881,412

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Brazil
Corporate Bonds & Notes	$1,747	$0	$(1,709)	$(17)	$316	$(337)	$0	$0	$0	$0
Cayman Islands
Corporate Bonds & Notes	1,619	690	(146)	32	28	127	2,292	0	4,642	167
Guernsey, Channel Islands
Corporate Bonds & Notes	0	5,484	(879)	0	29	98	0	0	4,732	98
Mexico
Corporate Bonds & Notes	174	0	0	(39)	0	(71)	0	(64)	0	0
United States
Corporate Bonds & Notes	182	0	(7)	0	0	8	0	0	183	7

	$3,722	$6,174	$(2,741)	$(24)	$373	$(175)	$2,292	$(64)	$9,557	$272

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$53	$0	$0	$0	$0	$98	$0	$0	$151	$98

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(37)	$0	$0	$0	$0	$(31)	$0	$0	$(68)	$(31)

Totals	$3,738	$6,174	$(2,741)	$(24)	$373	$(108)	$2,292	$(64)	$9,640	$339

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$4,642	Benchmark Pricing	Base Price	47.00-86.50
Guernsey, Channel Islands
Corporate Bonds & Notes	4,732	Third Party Vendor	Broker Quote	104.00
United States
Corporate Bonds & Notes	183	Third Party Vendor	Broker Quote	102.13

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	151	Indicative Market Quotations	Broker Quote	(2.07)-(3.36)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(68)	Indicative Market Quotations	Broker Quote	(11.40)

Total	$9,640

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$31	$31
Unrealized appreciation on foreign currency contracts	0	0	0	286	0	286
Unrealized appreciation on OTC swap agreements	0	292	0	0	1,245	1,537

	$0	$292	$0	$286	$1,276	$1,854

Liabilities:
Written options outstanding	$0	$0	$0	$0	$581	$581
Variation margin payable on financial derivative instruments (2)	0	0	0	0	3	3
Unrealized depreciation on foreign currency contracts	0	0	0	509	0	509
Unrealized depreciation on OTC swap agreements	0	72	0	0	0	72

	$0	$72	$0	$509	$584	$1,165

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(68)	$(68)
Net realized gain on futures contracts	0	0	0	0	1,798	1,798
Net realized gain on written options	0	0	0	0	313	313
Net realized gain on swaps	0	204	0	0	0	204
Net realized gain on foreign currency transactions	0	0	0	257	0	257

	$0	$204	$0	$257	$2,043	$2,504

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$17	$17
Net change in unrealized appreciation on futures contracts	0	0	0	0	939	939
Net change in unrealized (depreciation) on written options	0	0	0	0	(13)	(13)
Net change in unrealized appreciation on swaps	0	73	0	0	185	258
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	36	0	36

	$0	$73	$0	$36	$1,128	$1,237

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $272 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(227) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(411)	$459	$48
BPS	94	0	94
BRC	(67)	0	(67)
DUB	(177)	0	(177)
FBF	(9)	0	(9)
GST	32	0	32
HUS	(23)	0	(23)
JPM	(133)	275	142
MYC	740	(560)	180
RBC	7	0	7
RYL	440	(270)	170
UAG	(370)	310	(60)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Emerging Markets Currency Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$2,500	$2,638
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	629
6.500% due 06/10/2014		10,100	10,969

Total Bermuda (Cost $14,045)			14,236

BRAZIL 5.7%

CORPORATE BONDS & NOTES 2.7%
Banco Bradesco S.A.
2.537% due 05/16/2014		$34,975	35,235
Banco do Brasil S.A.
3.284% due 07/02/2014		5,700	5,734
4.500% due 01/22/2015		15,750	16,616
4.500% due 01/20/2016	EUR	1,800	2,455
Banco Santander Brasil S.A.
2.485% due 03/18/2014		$49,000	48,214
4.250% due 01/14/2016		1,800	1,845
4.500% due 04/06/2015		1,200	1,237
Banco Votorantim Ltd.
3.362% due 03/28/2014		8,000	7,982
Banco Votorantim S.A.
5.250% due 02/11/2016		1,800	1,917
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		7,050	8,230
CSN Islands Corp.
9.750% due 12/16/2013		1,353	1,470
10.000% due 01/15/2015		350	406
Petrobras International Finance Co.
2.875% due 02/06/2015		55,250	56,926

			188,267

SOVEREIGN ISSUES 3.0%
Brazil Government International Bond
7.875% due 03/07/2015		7,800	9,118
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017	BRL	1,900	2,305
10.000% due 01/01/2014		25,261	12,787
10.000% due 01/01/2017		363,448	185,700

			209,910

Total Brazil (Cost $399,628)			398,177

CANADA 0.0%

CORPORATE BONDS & NOTES 0.0%
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	900

Total Canada (Cost $900)			900

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.878% due 06/27/2015		$351	349
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016		5,100	5,073

			5,422

CORPORATE BONDS & NOTES 0.5%
Enersis S.A.
7.375% due 01/15/2014		550	589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		$10,000	$10,209
7.625% due 04/09/2019		500	644
IPIC GMTN Ltd.
3.125% due 11/15/2015		11,250	11,723
4.875% due 05/14/2016	EUR	300	426
5.000% due 11/15/2020		$300	329
QNB Finance Ltd.
3.125% due 11/16/2015		13,600	14,164

			38,084

Total Cayman Islands (Cost $43,338)			43,506

CHILE 0.5%

CORPORATE BONDS & NOTES 0.5%
Banco Santander Chile
2.437% due 02/14/2014		$20,000	19,712
3.750% due 09/22/2015		600	623
Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014		1,000	1,071
5.500% due 10/15/2013		10,000	10,473
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,009

			32,888

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		3,000	3,043

Total Chile (Cost $36,111)			35,931

CHINA 0.1%

SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$7,699	8,483
5.250% due 07/29/2014		1,512	1,631

Total China (Cost $9,861)			10,114

COLOMBIA 0.8%

SOVEREIGN ISSUES 0.8%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	544
Colombia Government International Bond
3.946% due 03/17/2013		$1,200	1,221
7.375% due 01/27/2017		1,400	1,746
8.250% due 12/22/2014		23,580	27,435
12.000% due 10/22/2015	COP	40,126,000	27,538

Total Colombia (Cost $55,473)			58,484

CZECH REPUBLIC 0.0%

CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$400	428

Total Czech Republic (Cost $426)			428

EGYPT 0.0%

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$867	807

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		$100	$101

Total Egypt (Cost $963)			908

FRANCE 0.8%

CORPORATE BONDS & NOTES 0.8%
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$15,000	14,860
Dexia Credit Local S.A.
1.160% due 09/18/2013	EUR	32,000	41,406
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,977

Total France (Cost $57,912)			58,243

GERMANY 2.6%

CORPORATE BONDS & NOTES 2.6%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$178,230	184,564

Total Germany (Cost $183,041)			184,564

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$7,120	7,529

Total Guatemala (Cost $7,496)			7,529

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	806

Total Hungary (Cost $987)			806

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Export-Import Bank of India
4.375% due 02/02/2015		$2,150	2,229
4.400% due 04/21/2015		6,393	6,637
ICICI Bank Ltd.
2.181% due 02/24/2014		5,300	5,195
4.750% due 11/25/2016		400	416
6.625% due 10/03/2012		9,000	9,000
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		6,144	6,419
State Bank of India
4.500% due 07/27/2015		5,100	5,310

Total India (Cost $35,138)			35,206

INDONESIA 2.6%

SOVEREIGN ISSUES 2.6%
Indonesia Government International Bond
6.750% due 03/10/2014		$75,881	81,477
6.875% due 03/09/2017		24,125	29,041
7.250% due 04/20/2015		27,950	31,898
7.500% due 01/15/2016		225	265
10.375% due 05/04/2014		36,520	41,633

Total Indonesia (Cost $182,631)			184,314

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.7%

CORPORATE BONDS & NOTES 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$84,010	$89,302
7.700% due 08/07/2013		28,100	29,554

			118,856

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	430

Total Ireland (Cost $117,492)			119,286

ITALY 0.6%

SOVEREIGN ISSUES 0.6%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	31,590	42,263

Total Italy (Cost $42,861)			42,263

KAZAKHSTAN 3.5%

CORPORATE BONDS & NOTES 3.5%
KazMunayGas National Co.
8.375% due 07/02/2013		$186,270	195,556
11.750% due 01/23/2015		3,200	3,877
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		48,226	50,757

Total Kazakhstan (Cost $246,493)			250,190

LUXEMBOURG 6.5%

CORPORATE BONDS & NOTES 6.5%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,230
Clariant Finance Luxembourg S.A.
4.375% due 04/05/2013	EUR	5,000	6,529
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	400,000	5,123
4.560% due 12/09/2012	EUR	800	1,034
7.343% due 04/11/2013		$7,935	8,199
7.510% due 07/31/2013		14,800	15,595
8.125% due 07/31/2014		16,303	18,024
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,174	2,465
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,400	5,728
7.175% due 05/16/2013		34,415	35,557
7.500% due 03/25/2013	RUB	720,000	23,231
9.000% due 06/11/2014		$32,820	36,473
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		21,900	23,683
6.468% due 07/02/2013		67,150	69,587
6.480% due 05/15/2013		50,270	52,089
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		4,900	5,328
9.750% due 07/29/2013		63,390	67,764
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		3,896	4,100
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		75,475	75,837

Total Luxembourg (Cost $453,752)			458,576

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$500	567

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	$1,056

Total Malaysia (Cost $1,580)			1,623

MEXICO 2.8%

CORPORATE BONDS & NOTES 1.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$100	107
5.750% due 01/15/2015		1,950	2,168
BBVA Bancomer S.A.
4.500% due 03/10/2016		550	583
6.500% due 03/10/2021		950	1,045
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,400	1,458
Pemex Project Funding Master Trust
1.018% due 12/03/2012		55,659	55,562
6.250% due 08/05/2013	EUR	4,150	5,589
7.500% due 12/18/2013	GBP	6,500	11,267
Petroleos Mexicanos
4.875% due 03/15/2015		$17,916	19,305
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	18,041
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.805% due 12/09/2014		39,100	2,652

			117,777

SOVEREIGN ISSUES 1.1%
Mexico Government International Bond
5.625% due 01/15/2017		$15,400	18,080
5.875% due 01/15/2014		3,833	4,063
5.875% due 02/17/2014		4,568	4,865
6.000% due 06/18/2015	MXN	181,300	14,583
6.625% due 03/03/2015		$440	499
8.000% due 06/11/2020	MXN	160,900	14,782
10.000% due 12/05/2024		180,500	19,756
11.375% due 09/15/2016		$140	195

			76,823

Total Mexico (Cost $194,986)			194,600

NETHERLANDS 1.9%

CORPORATE BONDS & NOTES 1.9%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$18,100	20,249
10.500% due 03/25/2014		65,700	73,587
Volkswagen International Finance NV
0.970% due 04/01/2014		27,000	27,114
Waha Aerospace BV
3.925% due 07/28/2020		13,912	14,991

Total Netherlands (Cost $134,252)			135,941

PANAMA 1.0%

SOVEREIGN ISSUES 1.0%
Panama Government International Bond
7.250% due 03/15/2015		$63,808	73,220

Total Panama (Cost $71,496)			73,220

PERU 0.6%

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
9.875% due 02/06/2015		$5,100	6,133
9.910% due 05/05/2015	PEN	80,000	35,868

Total Peru (Cost $40,705)			42,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
8.250% due 01/15/2014		$229	$250
8.875% due 03/17/2015		7,860	9,304
9.000% due 02/15/2013		1,500	1,544

Total Philippines (Cost $10,587)			11,098

POLAND 2.1%

SOVEREIGN ISSUES 2.1%
Poland Government International Bond
0.000% due 10/25/2012	PLN	261,300	81,346
3.875% due 07/16/2015		$800	857
5.000% due 04/25/2016	PLN	2,700	868
5.150% due 01/25/2015		59,724	18,724
5.250% due 01/15/2014		$12,200	12,868
5.500% due 04/25/2015	PLN	84,360	27,224
5.750% due 04/25/2014		32,000	10,248

Total Poland (Cost $168,307)			152,135

QATAR 1.8%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033		$755	898
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		67,298	73,047
5.832% due 09/30/2016		4,530	4,960

			78,905

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		27,219	28,961
5.150% due 04/09/2014		16,400	17,466

			46,427

Total Qatar (Cost $123,603)			125,332

RUSSIA 2.8%

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$4,000	4,275
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		6,891	7,084
VimpelCom Holdings BV
4.362% due 06/29/2014		38,600	38,874

			50,233

SOVEREIGN ISSUES 2.1%
Russia Government International Bond
3.625% due 04/29/2015		143,800	151,709
7.850% due 03/10/2018	RUB	5,000	172

			151,881

Total Russia (Cost $198,599)			202,114

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$200	213
STATS ChipPAC Ltd.
7.500% due 08/12/2015		3,600	3,780

Total Singapore (Cost $3,990)			3,993

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 3.5%

SOVEREIGN ISSUES 3.5%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	4,080	$5,394
6.500% due 06/02/2014		$90,997	99,551
6.750% due 03/31/2021	ZAR	37,000	4,501
8.250% due 09/15/2017		94,100	12,469
13.500% due 09/15/2015		850,000	124,499

Total South Africa (Cost $255,879)			246,414

SOUTH KOREA 4.7%

CORPORATE BONDS & NOTES 4.3%
Export-Import Bank of Korea
0.593% due 02/14/2013	EUR	8,300	10,618
1.401% due 07/26/2013		$32,000	32,000
1.526% due 09/21/2013		21,200	21,206
1.700% due 02/13/2013		21,600	21,596
2.176% due 03/21/2015		9,400	9,383
4.000% due 01/11/2017		350	385
5.125% due 03/16/2015		100	109
5.250% due 02/10/2014		3,295	3,480
5.500% due 10/17/2012		28,515	28,591
5.750% due 05/22/2013	EUR	4,950	6,567
5.875% due 01/14/2015		$11,650	12,855
8.125% due 01/21/2014		29,955	32,682
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		850	917
6.000% due 05/05/2015		300	332
Industrial Bank of Korea
1.375% due 10/05/2015 (a)		18,700	18,651
Korea Development Bank
0.714% due 11/23/2012		14,400	14,384
0.893% due 04/03/2014	EUR	1,400	1,802
1.083% due 10/04/2012		$1,600	1,600
4.375% due 08/10/2015		5,000	5,429
5.300% due 01/17/2013		13,343	13,515
5.750% due 09/10/2013		2,310	2,415
8.000% due 01/23/2014		29,665	32,329
Korea Electric Power Corp.
3.000% due 10/05/2015		2,500	2,613
Korea Exchange Bank
4.875% due 01/14/2016		1,150	1,254
Korea Finance Corp.
3.250% due 09/20/2016		550	583
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,900	1,992
6.250% due 06/17/2014		9,900	10,727
KT Corp.
4.875% due 07/15/2015		160	175
5.875% due 06/24/2014		460	495
Shinhan Bank
1.737% due 11/16/2012		16,200	16,190
4.375% due 09/15/2015		300	323

			305,198

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,025	7,603
Republic of Korea
4.250% due 06/01/2013		13,942	14,272
5.750% due 04/16/2014		3,450	3,707

			25,582

Total South Korea (Cost $329,237)			330,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 0.1%

SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,800	$5,232
8.250% due 10/24/2012		5,140	5,165

Total Sri Lanka (Cost $10,391)			10,397

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
2.300% due 02/26/2013	KRW	4,030,000	3,622

Total Supranational (Cost $3,570)			3,622

THAILAND 0.0%

SOVEREIGN ISSUES 0.0%
Thailand Government Bond
4.250% due 03/13/2013	THB	2,800	91

Total Thailand (Cost $92)			91

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,375	1,801

Total Tunisia (Cost $1,729)			1,801

TURKEY 1.9%

CORPORATE BONDS & NOTES 0.0%
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		$600	576

SOVEREIGN ISSUES 1.9%
Turkey Government International Bond
0.000% due 02/20/2013	TRY	237,900	129,085
4.000% due 04/29/2015 (c)		7,226	4,330
7.250% due 03/15/2015		$800	888

			134,303

Total Turkey (Cost $134,966)			134,879

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	232

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		11,800	12,715

Total United Arab Emirates (Cost $12,669)			12,947

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$10,800	14,090
FCE Bank PLC
7.250% due 07/15/2013	EUR	5,100	6,853
HBOS PLC
1.112% due 09/06/2017		$2,000	1,632

Total United Kingdom (Cost $19,552)			22,575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 3.1%

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036	$79	$75
Carrington Mortgage Loan Trust
0.317% due 06/25/2037	1,274	1,216
0.537% due 10/25/2035	124	121
Citigroup Mortgage Loan Trust, Inc
0.277% due 05/25/2037	93	91
0.277% due 07/25/2045	328	257
Credit-Based Asset Servicing and Securitization LLC
0.337% due 07/25/2037	73	47
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036	59	22
GSAA Trust
0.517% due 05/25/2047	629	442
GSAMP Trust
0.287% due 12/25/2036	155	64
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036	57	18
JPMorgan Mortgage Acquisition Corp.
0.327% due 08/25/2036	3,744	1,642
MASTR Asset-Backed Securities Trust
0.267% due 01/25/2037	309	72
Morgan Stanley Mortgage Loan Trust
0.447% due 02/25/2037	482	245
New Century Home Equity Loan Trust
0.397% due 05/25/2036	684	393
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037	76	67
0.277% due 12/25/2036^	366	93
0.297% due 11/25/2036^	268	88
Structured Asset Securities Corp.
0.297% due 01/25/2037	16	16

		4,969

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013	734	683

CORPORATE BONDS & NOTES 2.6%
Ally Financial, Inc.
3.638% due 02/11/2014	8,600	8,696
4.625% due 06/26/2015	13,300	13,648
6.750% due 12/01/2014	300	321
Anadarko Petroleum Corp.
7.625% due 03/15/2014	12,400	13,559
Anheuser-Busch InBev Worldwide, Inc.
1.097% due 03/26/2013	1,500	1,506
3.000% due 10/15/2012	12,000	12,010
BellSouth Corp.
4.020% due 04/26/2021	3,600	3,668
CIT Group, Inc.
5.250% due 04/01/2014	8,700	9,113
Daimler Finance North America LLC
1.238% due 04/10/2014	24,100	24,193
1.788% due 07/11/2013	150	151
Duke Energy Carolinas LLC
5.625% due 11/30/2012	1,800	1,815
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	6,000	6,123
8.000% due 06/01/2014	800	884
HP Enterprise Services LLC
6.000% due 08/01/2013	615	641

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	4,400	$5,662
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		$1,000	965
MetLife Institutional Funding
1.361% due 04/04/2014		20,000	20,166
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,733
Pemex Project Funding Master Trust
7.375% due 12/15/2014		6,000	6,810
SABMiller Holdings, Inc.
1.850% due 01/15/2015		4,200	4,301
SLM Corp.
5.375% due 05/15/2014		1,100	1,163
SSIF Nevada LP
1.155% due 04/14/2014		1,000	1,005
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,025
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,700
Verizon Communications, Inc.
0.972% due 03/28/2014		27,500	27,723
Xerox Corp.
1.799% due 09/13/2013		10,000	10,068

			183,649

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		4,628	4,634
Banc of America Mortgage Trust
2.998% due 07/25/2034		389	383
Countrywide Alternative Loan Trust
4.994% due 10/25/2035		300	222
Countrywide Home Loan Mortgage Pass-Through Trust
2.910% due 04/20/2035		2,273	2,290
5.264% due 02/20/2036		441	373
Credit Suisse First Boston Mortgage Securities Corp.
2.460% due 06/25/2033		1,513	1,502
Morgan Stanley Capital Trust
5.759% due 04/12/2049		2,331	2,424
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030		138	141
Structured Adjustable Rate Mortgage Loan Trust
2.788% due 07/25/2034		3,016	2,970

			14,939

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.348% due 06/01/2043 - 07/01/2044		549	558
2.207% due 11/01/2035		116	123
5.133% due 11/01/2035		233	252
5.137% due 09/01/2035		89	96
5.242% due 10/01/2035		235	254
5.258% due 08/01/2035		227	246
5.286% due 09/01/2035		192	208
Freddie Mac
0.497% due 09/25/2031		251	232
2.856% due 08/01/2035		31	34
5.000% due 07/01/2025 - 12/01/2041		8,172	8,997

			11,000

Total United States (Cost $216,689)			215,240

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 0.2%

CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$6,680	$6,049

SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond
8.500% due 10/08/2014	4,220	4,262

Total Venezuela (Cost $9,799)		10,311

VIRGIN ISLANDS (BRITISH) 1.4%

CORPORATE BONDS & NOTES 1.4%
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	$1,800	1,953
TNK-BP Finance S.A.
6.250% due 02/02/2015	14,900	16,260
7.500% due 03/13/2013	78,563	80,899
7.875% due 03/13/2018	100	122

Total Virgin Islands (British) (Cost $98,441)		99,234

SHORT-TERM INSTRUMENTS 47.0%

CERTIFICATES OF DEPOSIT 2.6%
Banco Bradesco S.A.
2.292% due 01/24/2013	$21,000	21,071
Banco do Brasil S.A.
0.000% due 03/26/2013	1,000	997
0.000% due 06/28/2013	26,420	26,037
2.010% due 03/26/2013	20,800	20,735
Dexia Credit Local
1.400% due 09/20/2013	5,200	5,185
1.650% due 09/12/2013	22,800	22,789
1.700% due 09/06/2013	13,000	13,000
Itau Unibanco Holding S.A.
0.000% due 11/13/2012	21,900	21,858
0.000% due 03/26/2013	17,100	16,979
2.010% due 02/27/2013	14,340	14,400
2.010% due 03/26/2013	20,800	20,653

		183,704

COMMERCIAL PAPER 3.1%
ALROSA Finance S.A.
4.274% due 12/21/2012	10,500	10,500
Itau Unibanco Holding S.A.
1.196% due 02/25/2013	13,750	13,733
Santander Commercial Paper S.A
2.200% due 04/02/2013	103,000	101,854
2.750% due 07/02/2013	15,700	15,373
3.100% due 10/01/2013	25,000	24,216
Standard Chartered Bank
0.950% due 10/01/2013	53,400	52,958

		218,634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.220% due 10/01/2012		$600	$600
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $613. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		6,184	6,184
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $6,310. Repurchase proceeds are $6,184.)

			6,784

SHORT-TERM NOTES 0.2%
Banco Bradesco S.A.
1.748% due 04/02/2013		12,000	11,893

JAPAN TREASURY BILLS 5.0%
0.099% due 10/09/2012 - 11/19/2012 (b)	JPY	27,610,000	353,768

MEXICO TREASURY BILLS 3.3%
4.432% due 10/18/2012 - 12/13/2012 (b)	MXN	3,050,000	236,087

U.S. TREASURY BILLS 0.0%
0.161% due 05/30/2013 - 09/19/2013 (b)(f)(g)		$351	351

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 32.7%
PIMCO Short-Term Floating NAV Portfolio		194,860,424	1,953,086
PIMCO Short-Term Floating NAV Portfolio III		35,487,838	354,985

			2,308,071

Total Short-Term Instruments (Cost $3,306,047)			3,319,292

Total Investments 102.6% (Cost $7,235,714)			$7,253,301

Written Options (j) (0.0%) (Premiums $1,709)			(1,353)

Other Assets and Liabilities (Net) (2.6%)			(183,916)

Net Assets 100.0%			$7,068,032

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $7,533 at a weighted average interest rate of 0.234%.
(f)	Securities with an aggregate market value of $349 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1 and cash of $3,035 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	93,800	$(3,743)	$(2,680)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		17,050	(663)	(1,116)

						$(4,406)	$(3,796)

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%	$	5,000	$298	$308	$(10)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%		7,500	52	48	4
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.888%		1,000	5	(28)	33
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.888%		1,000	5	(27)	32
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	0.831%		10,000	61	(160)	221
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%		24,700	103	(37)	140
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.847%		3,200	10	(23)	33
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.750%		2,000	19	3	16

							$553	$84	$469

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB	BRL	119,700	$2,070	$0	$2,070
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		144,500	2,388	(79)	2,467
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		8,600	310	(1)	311
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		23,300	852	18	834
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA		18,200	1,650	73	1,577
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	350,000	469	35	434
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		72,100	65	(13)	78
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		159,300	143	(26)	169

							$7,947	$7	$7,940

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$	55,300	$149	$(224)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		55,300	148	(20)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012	$	42,600	$30	$0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		51,500	103	(209)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		51,500	170	(19)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		40,500	93	(97)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		40,500	105	(54)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		92,200	229	(374)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		92,200	279	(34)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		70,000	166	(169)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		70,000	165	(94)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		13,300	28	(54)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		13,300	44	(5)

								$1,709	$(1,353)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$23,110	$199
Sales	688,200	1,709
Closing Buys	(23,110)	(199)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$688,200	$1,709

(j)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	10/01/2042	$13,000	$14,116	$(14,087)
Freddie Mac	6.000%	10/01/2042	2,000	2,197	(2,197)

				$16,313	$(16,284)

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	16,812	$	17,336	RBC	$0	$(91)	$(91)
10/2012	BRL	1,076		529	DUB	0	(2)	(2)
10/2012		581,227		284,497	HUS	0	(2,210)	(2,210)
10/2012		15,371		7,500	JPM	0	(82)	(82)
10/2012	CNY	40,737		6,429	DUB	0	(44)	(44)
10/2012		189,379		29,866	HUS	0	(226)	(226)
10/2012		30,784		4,830	JPM	0	(62)	(62)
10/2012	EUR	23,131		29,514	BRC	236	(447)	(211)
10/2012		49,828		64,516	CBK	1,028	(544)	484
10/2012		13,237		17,046	DUB	36	0	36
10/2012		1,342		1,732	GLM	7	0	7
10/2012		1,408		1,819	HUS	10	0	10
10/2012		15,197		19,099	JPM	0	(429)	(429)
10/2012		1,089		1,336	RBC	0	(64)	(64)
10/2012		32,039		41,331	RYL	163	(4)	159
10/2012		540		679	UAG	0	(15)	(15)
10/2012	GBP	3,611		5,755	BRC	0	(76)	(76)
10/2012		3,522		5,570	GLM	0	(117)	(117)
10/2012	ILS	81,055		20,575	DUB	0	(106)	(106)
10/2012		26,120		6,534	GLM	0	(130)	(130)
10/2012		94,622		23,835	HUS	0	(308)	(308)
10/2012		346		88	MSC	0	0	0
10/2012	INR	10,008,043		184,429	BRC	0	(5,315)	(5,315)
10/2012		6,630,103		119,645	CBK	0	(6,056)	(6,056)
10/2012		10,652,000		196,226	JPM	0	(5,727)	(5,727)
10/2012	JPY	3,990,000		49,903	BRC	0	(1,227)	(1,227)
10/2012		8,000,000		101,231	JPM	0	(1,286)	(1,286)
10/2012	MXN	605,285		45,038	CBK	0	(1,912)	(1,912)
10/2012		738,446		54,659	HUS	0	(2,619)	(2,619)
10/2012		265,286		18,863	UAG	0	(1,714)	(1,714)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	MYR	21,744	$	7,073	BRC	$0	$(24)	$(24)
10/2012		100,257		31,340	JPM	0	(1,381)	(1,381)
10/2012	PHP	430,295		10,277	BRC	0	(20)	(20)
10/2012		1,613,661		38,381	CBK	0	(235)	(235)
10/2012		273,014		6,533	DUB	0	0	0
10/2012	SGD	26,693		21,361	CBK	0	(389)	(389)
10/2012		13,208		10,616	DUB	0	(147)	(147)
10/2012		15,245		12,250	GLM	0	(173)	(173)
10/2012		12,563		10,000	JPM	0	(236)	(236)
10/2012		13,029		10,452	UAG	0	(164)	(164)
10/2012	THB	193,474		6,235	BRC	0	(38)	(38)
10/2012	TRY	128,645		71,284	HUS	67	(137)	(70)
10/2012		121,908		66,547	JPM	0	(1,070)	(1,070)
10/2012		64,051		35,241	MSC	0	(285)	(285)
10/2012		218,113		119,090	UAG	0	(1,888)	(1,888)
10/2012	$	7,072	BRL	14,629	DUB	146	(2)	144
10/2012		19,952		40,954	HUS	250	0	250
10/2012		10,000		20,600	JPM	162	0	162
10/2012		50,087		103,603	MSC	1,019	0	1,019
10/2012		205,939		417,887	UAG	196	0	196
10/2012		36,870	CNY	234,346	DUB	367	0	367
10/2012		4,200		26,555	MSC	20	0	20
10/2012		117,782	EUR	90,895	CBK	0	(977)	(977)
10/2012		2,223		1,812	HUS	105	0	105
10/2012		40,232		31,172	JPM	0	(175)	(175)
10/2012		11,550	GBP	7,133	HUS	0	(31)	(31)
10/2012		20,380	ILS	80,688	DUB	208	0	208
10/2012		96,314		378,552	HUS	275	0	275
10/2012		1,240		4,900	JPM	10	0	10
10/2012		29,735		121,600	RBC	1,291	0	1,291
10/2012		100,764	INR	5,724,388	BOA	7,766	0	7,766
10/2012		23,400		1,315,080	BRC	1,533	0	1,533
10/2012		16,077		918,961	CBK	1,346	0	1,346
10/2012		24,714		1,403,041	DUB	1,886	0	1,886
10/2012		22,000		1,235,960	GLM	1,433	0	1,433
10/2012		108,924		6,167,259	HUS	8,002	0	8,002
10/2012		14,261		817,868	JPM	1,245	0	1,245
10/2012		170,959		9,707,589	UAG	13,088	0	13,088
10/2012		6,127	MYR	19,629	BRC	280	0	280
10/2012		52,396		167,301	CBK	2,207	0	2,207
10/2012		19,806		62,253	DUB	512	0	512
10/2012		3,015		9,618	FBF	124	0	124
10/2012		9,457		29,694	GLM	234	0	234
10/2012		40,354		128,697	HUS	1,650	0	1,650
10/2012		14,015		43,797	JPM	279	0	279
10/2012		179,622		571,655	UAG	6,953	0	6,953
10/2012		10,385	PHP	456,849	CBK	547	0	547
10/2012		79,864		3,496,443	HUS	3,808	0	3,808
10/2012		97,470		4,261,289	JPM	4,505	0	4,505
10/2012		514	SGD	648	DUB	14	0	14
10/2012		1,640		2,039	FBF	21	0	21
10/2012		273,156		342,027	GLM	5,542	0	5,542
10/2012		24,415		30,669	JPM	576	0	576
10/2012		212,874		267,891	RYL	5,415	0	5,415
10/2012		189,239		238,395	UAG	5,016	0	5,016
10/2012		44,282	THB	1,404,955	DUB	1,270	0	1,270
10/2012		16,815		532,447	HUS	448	0	448
10/2012		1,010		32,017	JPM	28	0	28
10/2012		3,595		113,854	MSC	96	0	96
10/2012		161,321		5,115,391	UAG	4,532	0	4,532
10/2012		4,580	TRY	8,446	DUB	105	0	105
10/2012		380,630		703,292	HUS	9,457	0	9,457
10/2012		37,467		68,665	JPM	619	0	619
10/2012		500		908	MSC	4	0	4
10/2012		18,128	ZAR	150,422	BRC	0	(114)	(114)
10/2012		7,155		59,859	DUB	14	0	14
10/2012		90,691		752,108	HUS	0	(624)	(624)
10/2012		12,767		106,999	JPM	47	0	47
10/2012		3,828		32,152	UAG	22	0	22
10/2012	ZAR	296,564	$	35,512	DUB	58	(60)	(2)
10/2012		47,678		5,743	GLM	33	0	33
10/2012		93,826		11,318	HUS	82	0	82
10/2012		368,506		43,751	JPM	88	(467)	(379)

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	ZAR	47,693	$	5,743	MSC	$32	$0	$32
10/2012		100,891		12,190	UAG	108	0	108
11/2012	CZK	779,645		39,799	DUB	0	(54)	(54)
11/2012		1,542,018		78,375	HUS	137	(585)	(448)
11/2012	EUR	90,895		117,816	CBK	976	0	976
11/2012		31,172		40,244	JPM	175	0	175
11/2012	GBP	7,133		11,548	HUS	31	0	31
11/2012	HKD	32,119		4,142	UAG	0	0	0
11/2012	JPY	15,620,000		198,233	CBK	0	(1,985)	(1,985)
11/2012	MXN	5,986		446	DUB	0	(18)	(18)
11/2012		331,052		24,257	HUS	0	(1,386)	(1,386)
11/2012		101,572		7,576	UAG	0	(292)	(292)
11/2012	PLN	196,174		60,917	DUB	0	0	0
11/2012		303,847		91,750	HUS	148	(2,750)	(2,602)
11/2012	RON	54,708		15,432	DUB	35	0	35
11/2012		154,002		43,085	HUS	107	(363)	(256)
11/2012	TWD	89,700		3,000	JPM	0	(60)	(60)
11/2012	$	130,024	CZK	2,641,597	DUB	5,006	0	5,006
11/2012		37,150		757,729	FBF	1,583	0	1,583
11/2012		121,799		2,465,205	UAG	4,214	0	4,214
11/2012		6,000	HKD	46,534	CBK	1	0	1
11/2012		48,496		376,011	DUB	0	(4)	(4)
11/2012		217,293		1,684,973	GLM	11	0	11
11/2012		35,176		272,773	HUS	3	0	3
11/2012		386,926		3,000,000	JPM	1	(29)	(28)
11/2012		397	HUF	90,055	JPM	6	0	6
11/2012		500	PLN	1,687	DUB	24	0	24
11/2012		14,804		50,480	FBF	872	0	872
11/2012		200		672	HUS	8	0	8
11/2012		127,768		424,024	JPM	3,902	0	3,902
11/2012		59,547		198,975	MSC	2,240	0	2,240
11/2012		155,571		520,262	UAG	5,984	0	5,984
11/2012		32,650	RON	122,290	BRC	1,766	0	1,766
11/2012		45,784		170,454	DUB	2,187	0	2,187
11/2012		40,206		150,000	JPM	2,009	0	2,009
11/2012		38,578	TWD	1,151,553	BOA	701	0	701
11/2012		34,129		1,005,783	BRC	178	0	178
11/2012		58,389		1,727,981	DUB	578	(26)	552
11/2012		72,398		2,146,695	HUS	826	0	826
11/2012		128,846		3,812,412	JPM	1,195	0	1,195
11/2012		25,742		755,065	UAG	53	(40)	13
12/2012	COP	14,716,099	$	8,059	BRC	0	(42)	(42)
12/2012		7,340,520		4,020	DUB	0	(21)	(21)
12/2012		15,035,673		8,123	MSC	0	(154)	(154)
12/2012		26,127,881		14,281	UAG	0	(102)	(102)
12/2012	JPY	1,999,193		25,516	BRC	0	(117)	(117)
12/2012	MXN	484,324		36,358	DUB	6	(1,045)	(1,039)
12/2012		1,033		76	FBF	0	(3)	(3)
12/2012		224,591		16,710	HUS	0	(632)	(632)
12/2012		192,128		14,290	JPM	0	(545)	(545)
12/2012		1,007,877		76,795	UAG	28	(1,012)	(984)
12/2012	PEN	14,603		5,500	DUB	0	(96)	(96)
12/2012		43,414		16,382	MSC	0	(255)	(255)
12/2012		26,620		10,114	UAG	0	(87)	(87)
12/2012	$	40,613	BRL	83,270	DUB	152	0	152
12/2012		286,788		591,238	HUS	2,656	0	2,656
12/2012		533		1,086	MSC	0	(1)	(1)
12/2012		8,650		17,684	UAG	7	0	7
12/2012		52,423	COP	95,248,888	BRC	102	(92)	10
12/2012		1,080		1,964,520	HUS	1	0	1
12/2012		19,486		35,707,249	UAG	171	0	171
12/2012		9,208	INR	509,294	BOA	345	0	345
12/2012		182,812		10,008,043	BRC	4,907	0	4,907
12/2012		118,289		6,630,103	CBK	6,070	0	6,070
12/2012		21,377		1,137,678	DUB	40	(78)	(38)
12/2012		189,445		10,372,100	JPM	5,103	0	5,103
12/2012		43,828		2,374,608	UAG	787	(75)	712
12/2012		30,892	KRW	35,022,751	BRC	451	0	451
12/2012		437,984	MXN	5,948,184	BOA	21,300	0	21,300
12/2012		1,571		21,402	CBK	81	0	81
12/2012		21		273	DUB	1	0	1
12/2012		34		453	FBF	1	0	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	172,633	MXN	2,350,930	HUS	$8,892	$0	$8,892
12/2012		500		6,708	JPM	18	0	18
12/2012		961		12,780	MSC	26	0	26
12/2012		28,661		372,638	UAG	275	(163)	112
12/2012		2,400	PEN	6,389	BRC	48	0	48
12/2012		24,262		64,671	CBK	521	0	521
12/2012		18,035		48,497	DUB	549	0	549
12/2012		1,640		4,339	HUS	23	0	23
12/2012		23,612		63,249	MSC	626	0	626
01/2013	CLP	5,348,015	$	10,798	DUB	0	(315)	(315)
01/2013		1,868,911		3,818	MSC	0	(66)	(66)
01/2013		3,446,100		7,000	UAG	0	(161)	(161)
01/2013	IDR	76,626,000		7,920	DUB	40	0	40
01/2013	$	27,161	CLP	13,463,793	HUS	817	0	817
01/2013		26,288		13,096,778	JPM	928	0	928
01/2013		50,413		25,000,000	MSC	1,538	0	1,538
01/2013		26,847		13,500,000	UAG	1,207	0	1,207
01/2013		59,630	IDR	590,338,185	BRC	1,082	0	1,082
01/2013		4,661		43,067,640	DUB	0	(232)	(232)
01/2013		71,095		698,361,401	GLM	786	(59)	727
01/2013		33,356		325,424,870	JPM	255	(143)	112
01/2013		5,191		49,658,470	MSC	0	(84)	(84)
01/2013		43,612		428,788,827	UAG	486	0	486
01/2013		7,037	MYR	21,744	BRC	8	0	8
01/2013		22,457		69,181	DUB	0	(41)	(41)
01/2013		20,306		62,583	UAG	0	(28)	(28)
01/2013		243,564	RUB	7,815,674	BRC	1,665	(9)	1,656
01/2013		8,122		258,686	DUB	0	(6)	(6)
01/2013		82,521		2,648,594	FBF	580	0	580
01/2013		178,497		5,727,329	GLM	1,201	0	1,201
01/2013		54,868		1,734,590	HUS	12	(456)	(444)
01/2013		7,677		246,032	JPM	43	0	43
01/2013		19,910		634,034	MSC	0	(17)	(17)
01/2013		1,520	SGD	1,865	DUB	0	0	0
01/2013		6,210	THB	193,474	BRC	27	0	27
02/2013	CNY	170,464	$	26,610	MSC	0	(210)	(210)
02/2013	$	75,694	CNY	483,420	BOA	366	0	366
02/2013		1,000		6,235	BRC	0	(19)	(19)
02/2013		18,442		117,798	CBK	92	0	92
02/2013		134,027		853,160	DUB	321	(113)	208
02/2013		19,000		121,258	GLM	78	0	78
02/2013		25,000		158,225	GST	0	(106)	(106)
02/2013		54,777		349,679	HUS	241	0	241
02/2013		369,112		2,346,771	JPM	1,042	(918)	124
02/2013		66,792		425,188	UAG	114	(9)	105
03/2013		10,270	PHP	430,295	BRC	11	0	11
08/2013		4,000	CNY	25,892	DUB	48	0	48
08/2013		18,500		118,844	UAG	77	0	77
04/2014		8,166		50,000	RYL	0	(440)	(440)
09/2015		2,000		11,918	CBK	0	(205)	(205)
09/2015		10,090		61,375	DUB	0	(844)	(844)
04/2016		5,000		29,900	DUB	0	(546)	(546)

						$197,830	$(56,589)	$141,241

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$14,236	$0	$14,236
Brazil
Corporate Bonds & Notes	0	182,533	5,734	188,267
Sovereign Issues	0	209,910	0	209,910
Canada
Corporate Bonds & Notes	0	900	0	900

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Cayman Islands
Asset-Backed Securities	$0	$945	$4,477	$5,422
Corporate Bonds & Notes	0	38,084	0	38,084
Chile
Corporate Bonds & Notes	0	32,888	0	32,888
Sovereign Issues	0	3,043	0	3,043
China
Sovereign Issues	0	10,114	0	10,114

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Colombia
Sovereign Issues	$0	$58,484	$0	$58,484
Czech Republic
Corporate Bonds & Notes	0	428	0	428
Egypt
Bank Loan Obligations	0	807	0	807
Corporate Bonds & Notes	0	101	0	101
France
Corporate Bonds & Notes	0	58,243	0	58,243
Germany
Corporate Bonds & Notes	0	184,564	0	184,564
Guatemala
Sovereign Issues	0	7,529	0	7,529
Hungary
Sovereign Issues	0	806	0	806
India
Corporate Bonds & Notes	0	35,206	0	35,206
Indonesia
Sovereign Issues	0	184,314	0	184,314
Ireland
Corporate Bonds & Notes	0	118,856	0	118,856
Sovereign Issues	0	430	0	430
Italy
Sovereign Issues	0	42,263	0	42,263
Kazakhstan
Corporate Bonds & Notes	0	250,190	0	250,190
Luxembourg
Corporate Bonds & Notes	0	458,576	0	458,576
Malaysia
Corporate Bonds & Notes	0	1,623	0	1,623
Mexico
Corporate Bonds & Notes	0	115,125	2,652	117,777
Sovereign Issues	0	76,823	0	76,823
Netherlands
Corporate Bonds & Notes	0	135,941	0	135,941
Panama
Sovereign Issues	0	73,220	0	73,220
Peru
Sovereign Issues	0	42,001	0	42,001
Philippines
Sovereign Issues	0	11,098	0	11,098
Poland
Sovereign Issues	0	152,135	0	152,135
Qatar
Corporate Bonds & Notes	0	78,905	0	78,905
Sovereign Issues	0	46,427	0	46,427
Russia
Corporate Bonds & Notes	0	50,233	0	50,233
Sovereign Issues	0	151,881	0	151,881
Singapore
Corporate Bonds & Notes	0	3,993	0	3,993
South Africa
Sovereign Issues	0	246,414	0	246,414
South Korea
Corporate Bonds & Notes	0	283,602	21,596	305,198
Sovereign Issues	0	25,582	0	25,582

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Sri Lanka
Sovereign Issues	$0	$10,397	$0	$10,397
Supranational
Corporate Bonds & Notes	0	0	3,622	3,622
Thailand
Sovereign Issues	0	91	0	91
Tunisia
Sovereign Issues	0	1,801	0	1,801
Turkey
Corporate Bonds & Notes	0	576	0	576
Sovereign Issues	0	134,303	0	134,303
United Arab Emirates
Corporate Bonds & Notes	0	232	0	232
Sovereign Issues	0	12,715	0	12,715
United Kingdom
Corporate Bonds & Notes	0	22,575	0	22,575
United States
Asset-Backed Securities	0	4,969	0	4,969
Bank Loan Obligations	0	683	0	683
Corporate Bonds & Notes	0	183,649	0	183,649
Mortgage-Backed Securities	0	14,939	0	14,939
U.S. Government Agencies	0	11,000	0	11,000
Venezuela
Corporate Bonds & Notes	0	6,049	0	6,049
Sovereign Issues	0	4,262	0	4,262
Virgin Islands (British)
Corporate Bonds & Notes	0	99,234	0	99,234
Short-Term Instruments
Certificates of Deposit	0	183,704	0	183,704
Commercial Paper	141,443	77,191	0	218,634
Repurchase Agreements	0	6,784	0	6,784
Short-Term Notes	0	0	11,893	11,893
Japan Treasury Bills	0	353,768	0	353,768
Mexico Treasury Bills	0	236,087	0	236,087
U.S. Treasury Bills	0	351	0	351
PIMCO Short-Term Floating NAV Portfolios	2,308,071	0	0	2,308,071
	$2,449,514	$4,753,813	$49,974	$7,253,301

Short Sales, at value	$0	$(16,284)	$0	$(16,284)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	479	0	479
Foreign Exchange Contracts	0	197,830	0	197,830
Interest Rate Contracts	0	7,940	0	7,940
	$0	$206,249	$0	$206,249

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(56,589)	0	(56,589)
Interest Rate Contracts	0	(5,149)	0	(5,149)
	$0	$(61,748)	$0	$(61,748)

Totals	$2,449,514	$4,882,030	$49,974	$7,381,518

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$13,506	$101	$0	$(15)	$0	$124	$0	$(7,982)	$5,734	$93
Cayman Islands
Asset-Backed Securities	4,422	0	0	9	0	46	0	0	4,477	46
Mexico
Corporate Bonds & Notes	0	2,613	0	10	0	29	0	0	2,652	29
South Korea
Corporate Bonds & Notes	51,231	1,208	(200)	21	0	(75)	0	(30,589)	21,596	(76)
Supranational
Corporate Bonds & Notes	0	3,568	0	2	0	52	0	0	3,622	52
Short-Term Instruments
Short-Term Notes	13,746	11,847	(13,890)	114	0	76	0	0	11,893	46

Totals	$82,905	$19,337	$(14,090)	$141	$0	$252	$0	$(38,571)	$49,974	$190

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$5,734	Benchmark Pricing	Base Price	100.63
Cayman Islands
Asset-Backed Securities	4,477	Third Party Vendor	Broker Quote	99.48
Mexico
Corporate Bonds & Notes	2,652	Benchmark Pricing	Base Price	88.00
South Korea
Corporate Bonds & Notes	21,596	Benchmark Pricing	Base Price	99.79
Supranational
Corporate Bonds & Notes	3,622	Benchmark Pricing	Base Price	99.95
Short-Term Instruments
Short-Term Notes	11,893	Benchmark Pricing	Base Price	99.15

Total	$49,974

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$67	$67
Unrealized appreciation on foreign currency contracts	0	0	0	197,830	0	197,830
Unrealized appreciation on OTC swap agreements	0	479	0	0	7,940	8,419

	$0	$479	$0	$197,830	$8,007	$206,316

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,353	$1,353
Variation margin payable on financial derivative instruments (2)	0	0	0	0	54	54
Unrealized depreciation on foreign currency contracts	0	0	0	56,589	0	56,589
Unrealized depreciation on OTC swap agreements	0	10	0	0	0	10

	$0	$10	$0	$56,589	$1,407	$58,006

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(3,898)	$(3,898)
Net realized gain on written options	0	0	0	199	0	199
Net realized gain (loss) on swaps	0	647	0	0	(342)	361
Net realized (loss) on foreign currency transactions	0	0	0	(55,849)	0	(55,849)

	$0	$647	$0	$(55,650)	$(4,240)	$(59,187)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(856)	$(856)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	(148)	355	207
Net change in unrealized (depreciation) on swaps	0	(10)	0	0	(1,977)	(1,987)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	47,671	0	47,671

	$0	$(10)	$0	$47,523	$(2,478)	$45,035

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(3,796) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$32,133	$(30,750)	$1,383
BPS	310	(420)	(110)
BRC	4,575	(5,280)	(705)
CBK	566	0	566
DUB	12,098	(11,180)	918
FBF	3,178	(4,770)	(1,592)
GLM	8,846	(8,940)	(94)
GST	193	(710)	(517)
HUS	29,581	(31,090)	(1,509)
JPM	9,247	(9,460)	(213)
MSC	4,529	(4,210)	319
MYC	(384)	349	(35)
RBC	1,136	(1,080)	56
RYL	4,871	(4,409)	462
UAG	37,509	(32,240)	5,269

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.1%

CORPORATE BONDS & NOTES 0.9%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$3,300	$3,308
Commonwealth Bank of Australia
0.669% due 09/17/2014		12,200	12,252
0.878% due 07/12/2013		14,800	14,850
ING Bank Australia Ltd.
3.983% due 08/28/2013	AUD	1,000	1,039
4.037% due 06/24/2014		10,000	10,436
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,365
National Australia Bank Ltd.
3.375% due 07/08/2014		2,900	3,048
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,195
Westpac Banking Corp.
2.450% due 11/28/2016		100	105
2.900% due 09/10/2014		600	627

			48,225

MORTGAGE-BACKED SECURITIES 0.4%
Crusade Global Trust
3.802% due 08/14/2037	AUD	7,201	7,282
Medallion Trust
0.557% due 05/25/2035		$1,704	1,711
Puma Finance Ltd.
0.505% due 02/21/2038		2,096	2,054
3.927% due 08/22/2037	AUD	3,565	3,571
4.120% due 07/12/2036		871	887
Superannuation Members Home Loan Programme
5.090% due 09/09/2041		418	434
Torrens Trust
0.677% due 10/15/2036	EUR	693	888
3.950% due 10/19/2038	AUD	3,759	3,789

			20,616

SOVEREIGN ISSUES 0.8%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,872
6.000% due 03/01/2022		13,800	16,961
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		18,000	24,683

			45,516

Total Australia (Cost $105,837)			114,357

BELGIUM 0.6%

SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,755
3.500% due 06/28/2017	EUR	15,400	21,832

Total Belgium (Cost $28,790)			30,587

CANADA 1.8%

CORPORATE BONDS & NOTES 0.4%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	5,004
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	4,060
National Bank of Canada
2.200% due 10/19/2016		$10,300	10,905

			19,969

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.4%
Canada Government Bond
1.500% due 12/01/2044 (d)	CAD	210	$283
Province of British Columbia
4.300% due 06/18/2042		3,100	3,792
Province of Ontario
2.450% due 06/29/2022		$6,600	6,715
3.150% due 06/02/2022	CAD	25,100	26,574
4.000% due 06/02/2021		4,900	5,558
Province of Quebec
3.500% due 12/01/2022		12,000	12,900
4.250% due 12/01/2021		10,000	11,445
5.000% due 12/01/2041		5,200	6,724
6.000% due 10/01/2029		2,000	2,732

			76,723

Total Canada (Cost $93,304)			96,692

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.6%
Avalon Capital Ltd.
0.701% due 02/24/2019		$1,174	1,154
Babson CLO Ltd.
0.755% due 11/15/2016		1,524	1,514
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		1,494	1,441
Denali Capital CLO Ltd.
0.743% due 08/23/2016		30	30
Duane Street CLO Ltd.
0.689% due 11/08/2017		2,703	2,680
First CLO Ltd.
0.704% due 12/14/2016		111	110
Galaxy CLO Ltd.
0.691% due 04/25/2019		3,452	3,338
Hillmark Funding
0.685% due 05/21/2021		8,200	7,851
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		189	189
ING Investment Management
0.688% due 12/01/2017		1,266	1,204
Katonah Ltd.
0.874% due 05/18/2015		249	248
Lafayette CLO Ltd.
1.635% due 09/06/2022		2,800	2,800
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		4,355	4,241
Pacifica CDO Ltd.
0.708% due 01/26/2020		1,530	1,484
0.789% due 05/13/2016		487	484
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		343	343
Sagamore CLO Ltd.
0.995% due 10/15/2015		369	367
Stone Tower CLO Ltd.
0.685% due 04/17/2021		700	667
Venture CDO Ltd.
0.975% due 11/26/2014		53	53
Wind River CLO Ltd.
0.711% due 12/19/2016		1,526	1,493

			31,691

CORPORATE BONDS & NOTES 0.1%
Transocean, Inc.
4.950% due 11/15/2015		6,500	7,121

Total Cayman Islands (Cost $38,054)			38,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.2%

CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.420% due 01/01/2038	DKK	4,711	$819

SOVEREIGN ISSUES 0.2%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	13,736

Total Denmark (Cost $13,422)			14,555

FRANCE 3.8%

ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.085% due 03/25/2022	EUR	400	519

CORPORATE BONDS & NOTES 3.8%
BNP Paribas Home Loan SFH
2.250% due 10/01/2012		3,000	3,855
4.750% due 05/28/2013		3,100	4,098
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,812
4.500% due 01/09/2013	EUR	3,000	3,898
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$16,600	16,445
Credit Agricole S.A.
2.625% due 01/21/2014		600	606
Dexia Credit Local S.A.
0.927% due 04/29/2014		8,350	8,115
1.128% due 01/14/2013	GBP	7,900	12,802
1.160% due 09/18/2013	EUR	8,000	10,351
2.000% due 03/05/2013		$250	251
2.750% due 01/10/2014		76,400	77,093
2.750% due 04/29/2014		32,500	33,003
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	10,000	13,356
GCE Covered Bonds S.A.
2.125% due 06/03/2014		1,100	1,451
2.250% due 02/04/2013		600	776
Vivendi S.A.
6.625% due 04/04/2018		$7,000	8,169

			208,081

Total France (Cost $205,107)			208,600

GERMANY 9.5%

CORPORATE BONDS & NOTES 7.1%
FMS Wertmanagement AoR
0.464% due 02/18/2015	EUR	8,500	10,898
0.883% due 06/16/2014	GBP	5,200	8,418
2.375% due 12/15/2014	EUR	79,300	106,660
2.750% due 06/03/2016		15,100	20,869
3.375% due 06/17/2021		26,100	38,037
KFW
0.625% due 05/29/2015		42,500	55,144
2.000% due 09/07/2016		6,850	9,320
2.750% due 09/07/2015	GBP	20,000	34,258
5.500% due 02/09/2022	AUD	15,600	17,932
6.000% due 08/20/2020		3,000	3,501
6.250% due 05/19/2021		18,000	21,468
Landwirtschaftliche Rentenbank
3.750% due 04/12/2013	EUR	3,000	3,930
5.500% due 03/09/2020	AUD	25,500	28,800
5.500% due 03/29/2022		20,000	22,882

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LBBW
4.500% due 10/05/2012	EUR	4,400	$5,654

			387,771

SOVEREIGN ISSUES 2.4%
Republic of Germany
1.750% due 07/04/2022		7,500	9,942
2.500% due 07/04/2044		18,400	25,046
3.250% due 07/04/2021		1,600	2,402
4.000% due 01/04/2037		8,600	14,793
4.750% due 07/04/2034		18,000	33,383
5.500% due 01/04/2031		17,800	34,583
5.625% due 01/04/2028		3,000	5,714
6.250% due 01/04/2030		40	82
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,696
4.000% due 02/14/2014		100	135

			127,776

Total Germany (Cost $515,306)			515,547

IRELAND 1.0%

ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	3,100	3,743
Magi Funding PLC
1.314% due 04/11/2021		5,577	6,922

			10,665

CORPORATE BONDS & NOTES 0.7%
Depfa ACS Bank
3.875% due 07/15/2013		4,500	5,898
4.375% due 01/15/2015		2,900	3,914
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		11,800	16,464
4.250% due 01/18/2017		6,000	8,768
4.375% due 01/18/2022		1,000	1,547
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)		200	288

			36,879

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.240% due 07/15/2048		1,525	1,425
Opera Finance PLC
0.687% due 01/15/2015		4,350	4,308

			5,733

Total Ireland (Cost $55,756)			53,277

ITALY 5.8%

ASSET-BACKED SECURITIES 0.0%
Agrisecurities SRL
0.416% due 12/08/2023	EUR	31	40
Asset-Backed European Securitisation Transaction SRL
1.018% due 09/21/2020		97	125
Locat Securitisation Vehicle SRL
0.441% due 12/12/2024		182	233

			398

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.831% due 02/24/2014		$4,800	4,730
6.500% due 02/24/2021		14,600	14,287

			19,017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.3%
Intesa Sec SpA
0.562% due 10/30/2033	EUR	13,900	$16,813

SOVEREIGN ISSUES 5.2%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015		2,000	2,576
3.750% due 08/01/2015		300	394
3.750% due 03/01/2021		6,400	7,702
3.750% due 08/01/2021		3,300	3,932
4.250% due 02/01/2019		14,200	18,266
4.250% due 09/01/2019		700	896
4.500% due 02/01/2018		8,600	11,329
4.500% due 08/01/2018		8,000	10,477
4.500% due 03/01/2019		15,100	19,610
4.750% due 09/15/2016		21,300	28,584
4.750% due 05/01/2017		14,500	19,305
4.750% due 06/01/2017		900	1,196
5.000% due 03/01/2022		16,700	21,605
5.000% due 08/01/2034		3,400	3,980
5.000% due 08/01/2039		4,200	4,879
5.000% due 09/01/2040		5,400	6,236
5.250% due 08/01/2017		24,800	33,700
5.500% due 09/01/2022		37,300	49,715
5.750% due 02/01/2033		200	257
6.000% due 05/01/2031		500	662
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,900	4,932
4.750% due 01/25/2016		5,000	5,156
5.250% due 09/20/2016		3,700	3,877
5.750% due 07/25/2016	EUR	2,400	3,253
6.000% due 08/04/2028	GBP	10,900	16,457
6.875% due 09/27/2023		$2,700	3,020

			281,996

Total Italy (Cost $309,513)			318,224

JAPAN 4.8%

CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	80,000	1,019
0.775% due 04/25/2013		30,000	383
1.094% due 04/25/2013		20,000	256
1.415% due 12/24/2013		50,000	633
1.470% due 10/28/2013		20,000	254
4.500% due 03/24/2014	EUR	5,900	7,630
4.750% due 02/28/2014	JPY	60,000	792

			10,967

SOVEREIGN ISSUES 4.6%
Japan Government International Bond
0.900% due 03/20/2022		8,250,000	107,517
2.000% due 03/20/2042		9,480,000	124,811
2.500% due 09/20/2036		1,240,000	18,151

			250,479

Total Japan (Cost $255,267)			261,446

JERSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	9,000	11,045

Total Jersey, Channel Islands (Cost $12,237)			11,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,518	$2,982

CORPORATE BONDS & NOTES 0.1%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$6,200	6,335

MORTGAGE-BACKED SECURITIES 0.1%
Windermere CMBS PLC
0.505% due 08/22/2016	EUR	3,548	4,462

Total Luxembourg (Cost $13,769)			13,779

MEXICO 2.1%

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	70,691
6.250% due 06/16/2016	MXN	138,600	11,295
6.500% due 06/10/2021		210,900	17,927
10.000% due 12/05/2024		123,500	13,518

Total Mexico (Cost $108,059)			113,431

NETHERLANDS 12.7%

ASSET-BACKED SECURITIES 0.5%
Chapel BV
1.001% due 11/17/2064	EUR	1,038	875
Eurocredit CDO BV
0.930% due 02/22/2020		2,917	3,677
Globaldrive BV
0.869% due 04/20/2019		3,660	4,736
1.719% due 04/20/2018		1,268	1,651
Grosvenor Place CLO BV
0.714% due 07/20/2021		4,053	5,001
1.043% due 07/20/2021	GBP	6,722	10,515
Jubilee CDO BV
1.443% due 10/15/2019	EUR	1,605	2,029

			28,484

CORPORATE BONDS & NOTES 1.9%
ABN Amro Bank NV
3.250% due 01/18/2013		8,600	11,151
Achmea Hypotheekbank NV
0.792% due 11/03/2014		$6,600	6,584
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	20,143
GMAC International Finance BV
7.500% due 04/21/2015		2,100	2,918
ING Bank NV
1.808% due 06/09/2014		$3,985	4,001
2.250% due 08/31/2015	EUR	2,500	3,367
2.500% due 01/14/2016		$14,000	14,522
3.750% due 03/07/2017		800	844
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	9,500	12,812
NIBC Bank NV
0.798% due 12/02/2014		$17,600	17,597
2.800% due 12/02/2014		400	418
3.500% due 04/07/2014	EUR	3,000	4,043
Rabobank Group
3.875% due 02/08/2022		$1,100	1,170
11.000% due 06/30/2019 (e)		1,521	2,008

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland NV
1.016% due 06/08/2015	EUR	500	$582
Ziggo Finance BV
6.125% due 11/15/2017		150	206

			102,366

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
0.372% due 12/17/2064		2,306	2,960

SOVEREIGN ISSUES 10.2%
Netherlands Government Bond
1.250% due 01/15/2018		5,300	6,946
2.250% due 07/15/2022		82,700	111,424
2.500% due 01/15/2017		44,000	61,088
3.250% due 07/15/2021		27,300	39,940
3.500% due 07/15/2020		28,400	42,201
4.000% due 07/15/2018		36,500	54,852
4.000% due 07/15/2019		14,600	22,193
4.500% due 07/15/2017		140,100	212,135

			550,779

Total Netherlands (Cost $670,186)			684,589

NEW ZEALAND 3.1%

SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	89,500	82,598
5.500% due 04/15/2023		28,600	27,921
6.000% due 12/15/2017		7,200	6,872
6.000% due 05/15/2021		49,000	48,765

Total New Zealand (Cost $142,410)			166,156

NORWAY 1.5%

CORPORATE BONDS & NOTES 1.5%
DNB Bank ASA
3.200% due 04/03/2017		$1,800	1,882
6.012% due 03/29/2017 (e)	GBP	200	319
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	2,800	3,768
2.900% due 03/29/2017		$10,000	10,666
4.125% due 02/01/2013	EUR	1,000	1,301
Eksportfinans ASA
0.660% due 10/07/2013		$1,600	1,547
0.661% due 04/05/2013		4,375	4,307
0.890% due 06/16/2015	JPY	300,000	3,491
1.600% due 03/20/2014		144,000	1,819
2.000% due 09/15/2015		$6,500	6,082
2.375% due 05/25/2016		10,000	9,260
3.000% due 11/17/2014		15,769	15,502
4.750% due 06/11/2013	EUR	1,550	2,034
5.500% due 05/25/2016		$1,200	1,225
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		15,800	15,794

Total Norway (Cost $76,719)			78,997

SOUTH AFRICA 0.4%

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	165,400	21,767
8.250% due 09/15/2017		200	27

Total South Africa (Cost $21,541)			21,794

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	$7,031

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	649

Total South Korea (Cost $8,805)			7,680

SPAIN 3.5%

CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	12,800	16,463
Banco Espanol de Credito S.A.
3.500% due 01/27/2015		2,000	2,557
4.250% due 09/16/2014		3,400	4,429
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,462

			28,911

SOVEREIGN ISSUES 3.0%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	1,800	2,329
Instituto de Credito Oficial
0.697% due 01/28/2013		$10,200	10,108
1.978% due 03/25/2014	EUR	38,100	47,648
4.000% due 12/08/2014	GBP	4,000	6,263
4.375% due 03/31/2014	EUR	1,200	1,551
4.500% due 03/07/2013	GBP	2,450	3,938
4.500% due 07/08/2014	EUR	10,700	13,867
Spain Government International Bond
3.150% due 01/31/2016		2,000	2,482
3.625% due 06/17/2013		$9,300	9,295
4.000% due 04/30/2020	EUR	7,600	8,818
4.200% due 01/31/2037		23,600	21,548
4.600% due 07/30/2019		7,300	8,973
5.250% due 04/06/2029	GBP	1,600	2,270
5.500% due 07/30/2017	EUR	3,200	4,206
5.850% due 01/31/2022		15,600	19,945

			163,241

Total Spain (Cost $197,367)			192,152

SUPRANATIONAL 2.8%

CORPORATE BONDS & NOTES 2.8%
African Development Bank
5.250% due 03/23/2022	AUD	3,100	3,558
European Union
2.375% due 10/04/2018	EUR	4,700	6,495
2.500% due 12/04/2015		17,200	23,586
2.750% due 06/03/2016		12,700	17,667
3.125% due 01/27/2015		11,900	16,306
3.250% due 11/07/2014		1,650	2,260
3.250% due 04/04/2018		26,300	37,870
3.375% due 05/10/2019		1,000	1,461
3.375% due 04/04/2032		17,900	25,546
3.500% due 06/04/2021		500	733
Inter-American Development Bank
6.000% due 02/26/2021	AUD	4,900	5,900
International Finance Corp.
5.000% due 08/03/2016		2,300	2,537
5.750% due 06/24/2014		6,700	7,270

Total Supranational (Cost $150,581)			151,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.6%
Nordea Bank AB
3.125% due 03/20/2017		$100	$105
Stadshypotek AB
0.912% due 09/30/2013		14,500	14,535
1.450% due 09/30/2013		14,100	14,234
4.250% due 10/10/2017 (b)	AUD	1,200	1,255

Total Sweden (Cost $29,948)			30,129

UNITED KINGDOM 15.6%

CORPORATE BONDS & NOTES 3.2%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	1,500	1,946
3.125% due 06/30/2015		35,200	47,143
Bank of Scotland PLC
4.375% due 07/13/2016		1,500	2,171
4.500% due 10/23/2013		600	804
7.286% due 05/31/2016 (e)	GBP	4,975	6,799
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	18,368
10.179% due 06/12/2021		4,940	6,445
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	25,179
HBOS PLC
6.750% due 05/21/2018		$4,925	5,023
LBG Capital PLC
6.385% due 05/12/2020	EUR	200	236
6.439% due 05/23/2020		300	352
7.375% due 03/12/2020		400	477
7.625% due 12/09/2019	GBP	800	1,244
7.869% due 08/25/2020		1,300	2,056
7.875% due 11/01/2020		$1,100	1,111
8.000% due 06/15/2020 (e)		500	482
8.500% due 12/17/2021 (e)		17,858	16,608
Lloyds TSB Bank PLC
3.500% due 01/11/2017	EUR	200	283
4.875% due 03/30/2027	GBP	300	566
12.000% due 12/16/2024 (e)		$6,000	6,740
Nationwide Building Society
2.875% due 09/14/2015	EUR	4,200	5,748
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,568
5.700% due 06/01/2014		6,800	7,295
Rexam PLC
6.750% due 06/01/2013		1,000	1,020
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	2,700	3,532
4.410% due 02/17/2017	AUD	2,100	1,723
4.440% due 10/27/2014		900	861
6.666% due 10/05/2017 (e)	CAD	4,700	3,594
6.990% due 10/05/2017 (e)		$400	364
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,172

			171,910

MORTGAGE-BACKED SECURITIES 3.4%
Alba PLC
0.412% due 12/15/2038	EUR	474	511
Euromaster PLC
0.853% due 06/15/2040	GBP	508	710
Eurosail PLC
0.418% due 03/13/2045	EUR	553	613
0.836% due 06/10/2044	GBP	12,495	18,250
Fosse Master Issuer PLC
2.908% due 10/18/2054		15,400	25,528

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	3,349	$4,251
0.951% due 03/20/2044	GBP	5,420	8,577
0.951% due 06/20/2044		3,464	5,482
1.011% due 09/20/2044		2,438	3,863
1.163% due 01/20/2044		5,251	8,357
Holmes Master Issuer PLC
1.897% due 10/15/2054	EUR	13,700	17,784
Mall Funding PLC
1.455% due 04/22/2017	GBP	3,779	5,767
Mansard Mortgages PLC
1.303% due 12/15/2049		6,708	9,934
Newgate Funding PLC
0.461% due 12/01/2050	EUR	4,000	3,629
0.852% due 12/15/2050		12,800	14,306
0.910% due 12/01/2050	GBP	1,200	1,567
1.502% due 12/15/2050	EUR	2,400	1,678
1.653% due 12/15/2050	GBP	1,000	1,186
1.752% due 12/15/2050	EUR	4,000	2,420
1.903% due 12/15/2050	GBP	3,100	2,716
Opera Finance PLC
0.934% due 02/02/2017		16,477	25,705
Paragon Mortgages PLC
1.064% due 05/15/2041		617	848
Preferred Residential Securities
1.403% due 12/15/2042		795	749
ResLoc U.K. PLC
0.873% due 12/15/2043		2,921	2,980
RMAC Securities PLC
0.411% due 06/12/2044	EUR	4,275	4,748
0.554% due 06/12/2044		$466	405
0.836% due 06/12/2044	GBP	3,800	5,267
Southern Pacific Financing PLC
1.276% due 12/10/2042		456	572
Windermere CMBS PLC
0.871% due 04/24/2017		2,755	4,192

			182,595

SOVEREIGN ISSUES 9.0%
United Kingdom Gilt
0.125% due 03/22/2029 (d)		12,242	20,064
0.375% due 03/22/2062 (d)		5,341	8,909
1.875% due 11/22/2022 (d)		22,130	45,528
4.250% due 12/07/2027		11,700	23,832
4.250% due 06/07/2032		17,200	34,732
4.250% due 03/07/2036		5,300	10,585
4.250% due 09/07/2039		23,200	46,162
4.250% due 12/07/2040		25,900	51,468
4.500% due 09/07/2034		7,200	14,927
4.750% due 12/07/2030		77,300	166,241
4.750% due 12/07/2038		23,900	51,372
6.000% due 12/07/2028		6,300	15,357

			489,177

Total United Kingdom (Cost $777,632)			843,682

UNITED STATES 28.9%

ASSET-BACKED SECURITIES 1.0%
Ameriquest Mortgage Securities, Inc.
1.087% due 07/25/2034		$1,080	900
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		8	6
0.917% due 10/25/2031		3	3
Argent Securities, Inc.
1.037% due 02/25/2034		622	469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034	$3,750	$2,979
Bear Stearns Asset-Backed Securities Trust
0.467% due 08/25/2020	815	594
0.617% due 09/25/2046	1,991	1,453
Carrington Mortgage Loan Trust
0.537% due 10/25/2035	53	52
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	36	32
0.797% due 03/25/2033	1	1
Citibank Omni Master Trust
2.971% due 08/15/2018	2,100	2,199
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037	745	728
0.277% due 07/25/2045	2,562	2,009
0.287% due 05/25/2037	448	332
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	244	255
6.681% due 12/01/2033	149	157
Countrywide Asset-Backed Certificates
0.397% due 08/25/2036	1,603	1,524
0.397% due 09/25/2036	223	211
0.557% due 12/25/2036	176	85
0.697% due 12/25/2031	12	7
0.867% due 06/25/2035	500	447
5.103% due 05/25/2035	2,000	1,681
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032	2	2
First Franklin Mortgage Loan Trust
0.577% due 10/25/2035	4,000	3,078
Home Equity Asset Trust
0.817% due 11/25/2032	1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037	471	112
Indymac Residential Asset-Backed Trust
0.667% due 08/25/2035	1,000	852
Lehman XS Trust
0.367% due 04/25/2037	2,580	1,644
0.447% due 06/25/2046^	144	10
0.457% due 11/25/2046	381	81
0.537% due 11/25/2046^	948	206
Long Beach Mortgage Loan Trust
0.767% due 06/25/2035	2,503	2,294
0.777% due 10/25/2034	360	300
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037	228	53
0.337% due 02/25/2037	62	22
0.717% due 06/25/2036	1,000	803
Morgan Stanley ABS Capital
1.162% due 06/25/2034	1,887	1,619
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037	2,000	917
Morgan Stanley Mortgage Loan Trust
0.287% due 01/25/2047	16	15
0.577% due 04/25/2037	725	329
New Century Home Equity Loan Trust
1.102% due 05/25/2034	3,839	3,311
Novastar Home Equity Loan
0.927% due 12/25/2033	327	300
People’s Choice Home Loan Securities Trust
1.117% due 01/25/2035	2,000	1,170
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047	1,188	998
0.527% due 06/25/2047	1,769	911
RAAC Series
1.417% due 09/25/2047	6,452	5,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033		$620	$553
Residential Asset Mortgage Products Trust
0.727% due 06/25/2035		2,000	1,660
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032^		33	21
SACO, Inc.
0.337% due 05/25/2036		14	14
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		79	70
0.267% due 12/25/2036		52	25
SLM Student Loan Trust
0.522% due 09/15/2021	EUR	3,285	4,161
1.951% due 04/25/2023		$2,041	2,127
Soundview Home Loan Trust
0.277% due 11/25/2036		44	14
0.347% due 12/25/2036		2,384	2,135
0.467% due 08/25/2037		3,000	1,162
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		1,620	1,438
Structured Asset Securities Corp.
0.617% due 05/25/2034		7	7
0.797% due 01/25/2033		8	7
1.715% due 04/25/2035		535	512
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		74	47

			54,648

BANK LOAN OBLIGATIONS 0.2%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		13,000	12,753

CORPORATE BONDS & NOTES 5.2%
Ally Financial, Inc.
3.779% due 06/20/2014		4,600	4,727
8.300% due 02/12/2015		3,000	3,330
American International Group, Inc.
0.645% due 07/19/2013	EUR	1,100	1,407
6.765% due 11/15/2017	GBP	685	1,274
6.797% due 11/15/2017	EUR	2,422	3,693
8.000% due 05/22/2068		12,000	17,313
8.625% due 05/22/2068	GBP	550	1,030
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,603
6.500% due 01/15/2014		100	107
7.125% due 08/01/2018		700	875
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	315
Avnet, Inc.
6.625% due 09/15/2016		500	569
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,118
Bank of America Corp.
0.886% due 05/23/2017		6,000	6,853
5.650% due 05/01/2018		$5,400	6,165
6.500% due 08/01/2016		300	347
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	3,129
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,171
6.000% due 06/15/2017		1,000	1,158
Centex Corp.
5.700% due 05/15/2014		1,000	1,055
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,140

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group, Inc.
5.250% due 04/01/2014		$2,600	$2,723
Citigroup, Inc.
0.722% due 11/05/2014		21,600	21,276
5.500% due 10/15/2014		600	647
6.000% due 12/13/2013		8,900	9,442
6.393% due 03/06/2023	EUR	2,000	2,598
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,791
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,410
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,218
ERAC USA Finance LLC
6.375% due 10/15/2017		1,300	1,555
General Electric Capital Corp.
0.379% due 09/20/2013		400	400
Goldman Sachs Group, Inc.
1.439% due 02/07/2014		1,900	1,900
5.750% due 01/24/2022		5,700	6,579
HCP, Inc.
5.650% due 12/15/2013		3,000	3,167
6.700% due 01/30/2018		2,900	3,482
International Lease Finance Corp.
6.375% due 03/25/2013		4,450	4,556
6.500% due 09/01/2014		7,000	7,560
6.625% due 11/15/2013		500	525
6.750% due 09/01/2016		5,700	6,434
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,296
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013^		4,600	1,207
6.875% due 05/02/2018^		14,600	3,869
Loews Corp.
5.250% due 03/15/2016		800	902
Masco Corp.
6.125% due 10/03/2016		8,200	9,035
Maytag Corp.
5.000% due 05/15/2015		2,200	2,280
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	3,800	4,806
0.595% due 08/25/2014		900	1,134
0.675% due 01/31/2014		7,925	10,065
4.875% due 05/30/2014		3,700	5,010
6.400% due 08/28/2017		$3,700	4,310
6.750% due 05/21/2013	EUR	500	666
6.875% due 04/25/2018		$1,000	1,200
Morgan Stanley
0.608% due 03/01/2013	EUR	1,000	1,284
0.905% due 10/18/2016		$500	465
0.912% due 04/13/2016	EUR	100	119
3.927% due 03/01/2013	AUD	5,200	5,378
PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,925
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,987
Qwest Corp.
3.639% due 06/15/2013		1,500	1,508
RBS Capital Trust
4.709% due 07/01/2013 (e)		450	284
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,167
Ryder System, Inc.
5.850% due 03/01/2014		500	532
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,369

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Simon Property Group LP
6.125% due 05/30/2018		$1,900	$2,324
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,211
SSIF Nevada LP
1.155% due 04/14/2014		10,000	10,049
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,142
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,900	25,485
4.375% due 09/16/2014		13,400	18,234

			282,885

MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		$419	382
3.384% due 07/25/2035		782	680
American Home Mortgage Assets LLC
0.407% due 09/25/2046		2,016	1,264
0.447% due 09/25/2046^		303	38
American Home Mortgage Investment Trust
2.155% due 09/25/2045		821	769
2.533% due 10/25/2034		858	862
Banc of America Funding Corp.
2.634% due 02/20/2036		2,961	2,955
3.077% due 11/20/2034		1,703	1,495
5.500% due 09/25/2035		6,647	6,828
5.630% due 01/20/2047^		492	351
5.750% due 11/25/2035		664	701
5.922% due 10/20/2046^		2,197	1,593
6.000% due 08/25/2036		659	664
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		28,048	28,084
Banc of America Mortgage Trust
3.089% due 07/25/2035		119	118
3.116% due 09/25/2035		800	697
5.500% due 11/25/2035		824	821
BCAP LLC Trust
0.957% due 01/26/2047		1,643	1,289
5.013% due 02/26/2036		689	622
5.250% due 02/26/2036		3,174	3,189
5.250% due 04/26/2037		3,440	3,188
5.250% due 08/26/2037		3,947	3,895
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		5,569	5,465
2.508% due 05/25/2033		197	200
2.570% due 03/25/2035		6,076	6,151
2.648% due 10/25/2035		240	245
2.803% due 10/25/2033		347	352
2.959% due 02/25/2034		58	58
3.078% due 03/25/2035		1,302	1,313
3.136% due 11/25/2034		1,740	1,596
3.189% due 05/25/2034		245	238
3.229% due 05/25/2034		802	795
5.141% due 08/25/2035		2,319	2,344
5.435% due 02/25/2036		885	553
5.606% due 02/25/2033		21	21
Bear Stearns Alt-A Trust
2.768% due 11/25/2035^		130	95
2.921% due 11/25/2036		4,412	2,966
2.937% due 08/25/2036^		140	87
2.974% due 11/25/2036		2,208	1,414
3.006% due 09/25/2035		3,181	2,586
4.848% due 11/25/2036^		1,116	824
5.493% due 08/25/2036^		2,914	2,022
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036		284	179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bella Vista Mortgage Trust
0.469% due 05/20/2045	$70	$47
Chase Mortgage Finance Corp.
2.968% due 02/25/2037	1,666	1,721
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	2,912	2,987
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,575	1,565
2.340% due 09/25/2035	1,710	1,660
2.570% due 10/25/2035	2,828	2,620
2.679% due 08/25/2035	893	895
2.895% due 07/25/2046^	2,950	2,273
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,490	1,528
Commercial Mortgage Pass-Through Certificates
0.451% due 02/05/2019	2,017	1,975
0.660% due 12/10/2046 (a)	106,550	625
Countrywide Alternative Loan Trust
0.357% due 04/25/2047	5,360	3,993
0.377% due 02/25/2047	889	657
0.387% due 05/25/2047	840	602
0.414% due 12/20/2046	2,736	1,691
0.417% due 05/25/2036	107	68
0.417% due 06/25/2037	2,514	1,899
0.427% due 05/25/2035	2,350	1,629
0.427% due 07/25/2046	2,166	1,555
0.429% due 03/20/2046	130	79
0.467% due 09/25/2046	1,700	365
0.477% due 07/25/2046	1,279	277
0.497% due 12/25/2035	69	58
0.499% due 09/20/2046	1,676	261
0.567% due 05/25/2037^	1,387	793
0.567% due 06/25/2037	484	18
0.617% due 06/25/2036^	808	446
0.637% due 12/25/2035	495	251
1.548% due 08/25/2035	887	633
1.648% due 11/25/2035	1,018	697
2.188% due 11/25/2035	809	573
5.250% due 06/25/2035	547	471
6.000% due 10/25/2032	5	5
6.000% due 01/25/2037^	2,746	2,083
6.250% due 08/25/2037^	980	714
6.500% due 08/25/2032	961	969
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046	2,416	1,555
0.437% due 05/25/2035	1,231	844
0.507% due 04/25/2035	164	115
0.537% due 03/25/2035	2,682	1,721
0.547% due 02/25/2035	141	124
0.557% due 02/25/2035	174	149
0.557% due 03/25/2036	721	309
2.657% due 11/25/2034	121	111
2.809% due 02/20/2036	1,304	1,113
2.863% due 08/25/2034	150	127
3.012% due 08/25/2034	247	207
3.729% due 09/25/2047^	1,996	1,460
4.181% due 11/19/2033	39	40
4.881% due 11/20/2034	2,569	2,538
5.054% due 01/20/2035	373	370
5.274% due 04/20/2036^	746	523
Credit Suisse First Boston Mortgage Securities Corp.
1.367% due 03/25/2034^	236	207
2.605% due 07/25/2033	66	66
2.699% due 08/25/2033	532	539
6.000% due 12/25/2035	500	504
Credit Suisse Mortgage Capital Certificates
5.928% due 12/18/2049	6,400	7,221

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036	$1,152	$587
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	15,100	266
1.566% due 11/10/2046 (a)	38,419	1,954
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036	172	74
5.500% due 12/25/2035^	1,385	1,111
6.300% due 07/25/2036^	1,151	664
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035	2,300	2,265
First Horizon Alternative Mortgage Securities
2.572% due 08/25/2035	1,964	1,621
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	421	421
2.614% due 08/25/2035	479	456
5.000% due 10/25/2020	219	226
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	103	102
Greenpoint Mortgage Funding Trust
0.397% due 01/25/2037	1,689	985
0.417% due 12/25/2046^	1,327	437
0.427% due 04/25/2036	964	587
0.437% due 06/25/2045	521	404
0.487% due 11/25/2045	100	71
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	206	203
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,335
GSR Mortgage Loan Trust
1.870% due 03/25/2033	356	360
2.641% due 09/25/2035	4,800	4,369
2.647% due 09/25/2035	765	772
3.004% due 05/25/2035	621	566
Harborview Mortgage Loan Trust
0.409% due 07/21/2036	1,745	1,222
0.409% due 09/19/2037	1,783	1,251
0.459% due 03/19/2036	280	173
0.499% due 02/19/2036	862	577
0.529% due 11/19/2035	1,529	1,130
0.569% due 01/19/2035	105	74
0.959% due 02/19/2034	6	6
2.958% due 05/19/2033	584	589
3.077% due 07/19/2035	206	171
3.111% due 07/19/2035	73	68
Homebanc Mortgage Trust
0.397% due 12/25/2036	92	64
0.487% due 10/25/2035	2,748	2,004
Impac CMB Trust
0.877% due 03/25/2035	107	94
0.997% due 10/25/2034	986	875
Indymac Index Mortgage Loan Trust
0.427% due 05/25/2046	1,538	1,124
0.457% due 06/25/2037	1,230	965
0.467% due 02/25/2037	1,600	516
0.507% due 11/25/2036	1,017	294
2.671% due 12/25/2034	322	281
4.802% due 09/25/2035	587	74
4.919% due 08/25/2035	580	488
Indymac Mortgage Loan Trust
0.397% due 07/25/2047	4,597	2,813
4.927% due 11/25/2035	2,067	1,964
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	608	613
JPMorgan Chase Commercial Mortgage Securities Corp.
5.467% due 01/12/2043	2,000	2,223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.365% due 11/25/2033	$332	$333
2.567% due 07/27/2037	1,618	1,238
2.746% due 08/25/2035	1,400	1,392
2.791% due 02/25/2036	1,806	1,520
3.043% due 10/25/2035	666	625
Luminent Mortgage Trust
0.387% due 12/25/2036	6,840	4,716
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	488	324
0.557% due 05/25/2047	1,487	217
2.624% due 11/21/2034	2,520	2,586
MASTR Alternative Loans Trust
0.617% due 03/25/2036	608	105
Mellon Residential Funding Corp.
0.661% due 12/15/2030	8	8
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	1,311	1,202
1.231% due 10/25/2035	2,761	2,690
1.986% due 10/25/2035	1,990	1,936
3.095% due 06/25/2037	788	748
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	10,826	9,197
0.467% due 08/25/2036	399	389
2.539% due 02/25/2033	228	229
2.574% due 06/25/2035	1,120	1,097
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^	90	69
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	808
Nomura Asset Acceptance Corp.
2.807% due 10/25/2035	812	654
3.234% due 08/25/2035	1,474	1,278
5.353% due 02/25/2036^	469	354
5.820% due 03/25/2047	962	910
6.138% due 03/25/2047	823	778
RBSSP Resecuritization Trust
2.579% due 10/26/2036	2,769	2,816
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	2,144	1,157
0.397% due 06/25/2046	5,086	2,239
0.427% due 04/25/2046	124	62
0.517% due 01/25/2035	1,626	1,486
0.522% due 09/25/2046	1,845	398
4.170% due 09/25/2035	825	624
6.000% due 06/25/2037^	1,140	849
Residential Asset Securitization Trust
0.667% due 12/25/2036^	578	201
6.250% due 10/25/2036^	556	400
6.500% due 08/25/2036^	1,090	728
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	541	430
5.297% due 06/25/2035	1,108	1,104
Sequoia Mortgage Trust
0.569% due 07/20/2033	745	737
2.625% due 04/20/2035	518	522
Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	147	99
1.636% due 01/25/2035	57	40
2.778% due 02/25/2034	398	405
2.807% due 04/25/2035	2,389	2,107
2.828% due 04/25/2034	976	973
6.000% due 10/25/2037^	640	373
Structured Asset Mortgage Investments, Inc.
0.407% due 07/25/2046	1,642	1,070
0.427% due 04/25/2036	578	372
0.437% due 05/25/2036	4,590	3,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.437% due 09/25/2047	$200	$102
0.447% due 05/25/2045	762	549
0.467% due 09/25/2047	575	68
0.469% due 07/19/2035	2,516	2,261
0.527% due 12/25/2035	51	33
0.799% due 07/19/2034	25	24
1.648% due 08/25/2047	2,923	2,000
Structured Asset Securities Corp.
2.201% due 05/25/2032	54	51
2.843% due 10/28/2035	1,175	1,063
5.500% due 05/25/2035	668	664
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	51
Thornburg Mortgage Securities Trust
1.467% due 06/25/2047	1,683	1,471
5.750% due 06/25/2037	24,182	23,861
5.750% due 06/25/2047	4,760	4,354
UBS-Citigroup Commercial Mortgage Trust
2.713% due 01/10/2045 (a)	22,826	3,179
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	2,851	2,761
5.934% due 06/15/2049	381	397
WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046^	212	21
0.447% due 04/25/2045	1,616	1,515
0.497% due 11/25/2045	586	502
0.507% due 07/25/2045	1,161	1,070
0.507% due 10/25/2045	304	277
0.527% due 01/25/2045	310	299
0.537% due 01/25/2045	224	212
0.620% due 11/25/2034	1,759	1,695
0.740% due 11/25/2034	1,192	1,063
0.908% due 04/25/2047	1,102	911
1.088% due 05/25/2046	2,046	1,789
1.128% due 06/25/2046	2,849	2,478
1.148% due 02/25/2046	375	336
1.344% due 05/25/2041	378	387
1.548% due 06/25/2042	170	160
1.548% due 08/25/2042	136	127
2.314% due 12/25/2036^	84	68
2.422% due 04/25/2037	2,357	1,764
2.437% due 08/25/2034	1,142	1,134
2.453% due 06/25/2033	181	187
2.476% due 03/25/2035	1,083	1,082
2.534% due 02/25/2037^	1,371	1,005
2.574% due 03/25/2034	1,003	1,021
2.594% due 10/25/2046	4,752	4,225
2.594% due 12/25/2046	1,062	906
2.616% due 11/25/2046	319	277
4.500% due 12/25/2035	2,029	1,953
5.049% due 03/25/2036	2,530	2,456
5.238% due 02/25/2037	1,010	945
5.895% due 08/25/2046	5,000	4,668
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.467% due 07/25/2046	289	59
1.088% due 07/25/2046^	944	439
1.118% due 05/25/2046	2,869	1,763
6.000% due 10/25/2035	1,251	1,012
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033	4	4
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	482	401
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036	246	233
2.649% due 04/25/2036	851	860
2.656% due 10/25/2035	3,486	3,457

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.596% due 04/25/2036	$560	$251
6.000% due 10/25/2036	957	918

		332,458

MUNICIPAL BONDS & NOTES 0.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,600	2,076
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	1,900	2,500
7.550% due 04/01/2039	1,000	1,357
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	957
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,074
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,700	3,831
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	649
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	644
7.618% due 08/01/2040	8,100	10,864
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	6,001
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	4,076
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	594
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,144
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,106
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,370	6,409
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	3,198
5.000% due 06/01/2041	770	640

		47,120

	SHARES
PREFERRED SECURITIES 0.0%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,089
SLM Corp. CPI Linked Security
3.714% due 01/16/2018	15,700	371

		2,460

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
0.277% due 07/25/2037	$1,365	1,312
0.337% due 03/25/2034	22	22
0.367% due 08/25/2034	19	19
0.417% due 10/27/2037	7,400	7,364
0.617% due 06/25/2029	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.647% due 11/25/2040	$10,850	$10,888
0.667% due 11/25/2040	11,890	11,920
0.717% due 10/25/2040 - 12/25/2040	16,698	16,807
1.348% due 06/01/2043 - 10/01/2044	363	372
2.248% due 06/01/2035	115	123
2.249% due 12/01/2034	74	78
2.338% due 05/01/2026	15	16
2.390% due 03/01/2033	166	172
2.492% due 11/01/2034	2,003	2,151
2.500% due 09/01/2027 - 11/01/2027	7,000	7,360
2.567% due 09/01/2019	7	8
2.580% due 11/01/2015	1,940	1,985
3.490% due 12/01/2020	5,148	5,737
3.500% due 10/01/2041 - 11/01/2042	486,195	520,498
4.000% due 08/01/2040 - 11/01/2042	78,222	84,289
4.502% due 12/01/2036	204	217
4.736% due 09/01/2035	250	269
5.000% due 02/01/2036 - 02/01/2041	836	917
5.700% due 08/01/2018	3,655	3,928
6.000% due 04/25/2043 - 07/25/2044	1,293	1,452
6.500% due 06/25/2044	34	39
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	1,014	1,011
Federal Housing Administration
6.896% due 07/01/2020	595	583
7.430% due 09/01/2022 - 11/01/2022	39	38
Freddie Mac
0.477% due 08/25/2031	41	40
0.571% due 12/15/2030	27	27
0.671% due 12/15/2031	77	77
0.701% due 10/15/2040	7,060	7,101
0.721% due 11/15/2040	2,775	2,789
0.821% due 12/15/2037	5,073	5,123
1.306% due 10/25/2044	1,099	1,108
2.331% due 06/01/2024	32	35
2.625% due 03/01/2036	266	276
2.856% due 09/01/2035	77	83
4.674% due 11/01/2035	368	395
4.977% due 10/01/2035	235	254
5.083% due 10/01/2035	355	383
5.100% due 08/01/2035	287	310
Ginnie Mae
1.625% due 10/20/2029	25	26
6.000% due 08/20/2034	5,678	6,875
NCUA Guaranteed Notes
0.598% due 11/06/2017	52,632	52,763
0.608% due 03/06/2020	2,447	2,449

		759,701

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.125% due 11/15/2041	22,100	23,578
3.750% due 08/15/2041 (i)(j)(k)	18,000	21,552
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (i)(j)(k)	18,863	20,331
1.750% due 01/15/2028 (j)(k)	4,265	5,535
2.375% due 01/15/2027 (i)(j)(k)	4,885	6,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/15/2029 (i)(j)(k)		$1,921	$2,753

			80,506

Total United States (Cost $1,560,845)			1,572,531

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,800	2,853

Total Virgin Islands (British) (Cost $2,784)			2,853

SHORT-TERM INSTRUMENTS 15.6%

CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
2.375% due 12/21/2012		$2,300	2,273
Itau Unibanco Holding S.A.
1.000% due 11/13/2012		18,500	18,465

			20,738

COMMERCIAL PAPER 0.3%
Santander Commercial Paper S.A
2.200% due 04/02/2013		7,500	7,417
3.100% due 10/01/2013		9,600	9,299

			16,716

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		9,000	9,000

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $9,122. Repurchase proceeds are $9,000.)

MEXICO TREASURY BILLS 1.0%
4.512% due 10/04/2012	MXN	670,000	52,033

U.S. TREASURY BILLS 0.2%
0.140% due 02/07/2013 - 08/22/2013 (c)(g)(i)(j)(k)		$12,737	12,728

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 13.5%
PIMCO Short-Term Floating NAV Portfolio		73,147,845	733,161

Total Short-Term Instruments (Cost $844,867)			844,376

PURCHASED OPTIONS (m) 0.1%
(Cost $5,072)			4,423

Total Investments 117.9% (Cost $6,243,178)			$6,390,903

Written Options (n) (0.4%) (Premiums $18,629)			(20,280)

Other Assets and Liabilities (Net) (17.5%)			(950,076)

Net Assets 100.0%			$5,420,547

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $4,677 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $513,102 at a weighted average interest rate of 0.383%.
(i)	Securities with an aggregate market value of $14,731 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(j)	Securities with an aggregate market value of $22,961 and cash of $3,335 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	2,879	$(1,718)
Canada Government 10-Year Bond December Futures	Short	12/2012	366	(443)
Euro-Bobl December Futures	Long	12/2012	354	(109)
Euro-BTP Italy Government Bond December Futures	Long	12/2012	151	969
Euro-Bund 10-Year Bond December Futures	Long	12/2012	2,977	7,495
Japan Government 10-Year Bond December Futures	Long	12/2012	306	1,068
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	681	(1)
Put Options Strike @ EUR 123.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	200	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	2,110	972
U.S. Treasury 10-Year Note December Futures	Long	12/2012	3,030	1,727
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	493	(486)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	110	358

				$9,832

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $15,067 and cash of $2,598 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	10,000	$(288)	$(181)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		542,900	(32,339)	(29,255)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	52,110,000	9,048	2,908

						$(23,579)	$(26,528)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.072%	$	1,600	$(3)	$0	$(3)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.113%		100	(2)	(2)	0
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.579%		700	(21)	0	(21)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	1.623%		500	12	16	(4)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.766%		5,700	231	868	(637)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.353%		1,000	(27)	(19)	(8)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.402%		1,000	(29)	(20)	(9)
Centex Corp.	BRC	(5.000%	)	06/20/2014	0.513%		1,000	(79)	(52)	(27)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.801%		2,800	152	0	152
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	1.421%		8,250	(145)	0	(145)
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	2.221%		750	56	0	56
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	2.221%		3,050	161	0	161
Credit Agricole S.A.	BRC	(1.000%	)	03/20/2014	1.326%		600	3	32	(29)
ERAC USA Finance LLC	GST	(0.800%	)	12/20/2017	0.926%		1,300	8	0	8
HCP, Inc.	BRC	(1.150%	)	03/20/2018	1.316%		2,900	24	0	24
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.265%		3,000	(67)	0	(67)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	1.685%		7,800	(579)	(501)	(78)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.442%	$	700	$(10)	$0	$(10)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.258%		1,000	(103)	(31)	(72)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.384%		800	1	0	1
Masco Corp.	CBK	(1.910%	)	12/20/2016	2.028%		9,000	38	0	38
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.131%		2,500	(9)	0	(9)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.268%		6,800	(33)	0	(33)
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	0.683%		4,000	(32)	0	(32)
Reynolds American, Inc.	BRC	(1.200%	)	06/20/2013	0.180%		4,000	(31)	0	(31)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.573%		500	(3)	5	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.047%		5,100	244	328	(84)
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.622%		2,300	2	0	2
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.992%		1,900	4	0	4
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.240%		1,000	13	(20)	33
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.280%		1,000	(5)	0	(5)
U.S. Treasury Notes	BPS	(0.250%	)	12/20/2017	0.332%	EUR	10,400	74	75	(1)
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		2,000	10	9	1
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.523%	$	8,200	(203)	(209)	6
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		16,900	(420)	(423)	3
United Kingdom Gilt	MYC	(1.000%	)	12/20/2017	0.523%		25,200	(626)	(617)	(9)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.346%		1,000	3	0	3
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.282%		5,300	(29)	(45)	16
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.617%		600	19	0	19
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.617%		6,400	37	0	37
Vivendi S.A.	RYL	(3.100%	)	06/20/2013	0.282%		446	(10)	0	(10)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	0.849%		2,200	23	0	23

								$(1,351)	$(606)	$ (745)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$	3,500	$38	$64	$(26)
Australia Government Bond	CBK	1.000%	12/20/2016	0.404%		7,900	201	16	185
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		25,200	627	383	244
Australia Government Bond	DUB	1.000%	12/20/2016	0.404%		5,400	136	13	123
Australia Government Bond	FBF	1.000%	12/20/2016	0.404%		3,500	88	(16)	104
Australia Government Bond	GST	1.000%	12/20/2016	0.404%		5,900	150	(26)	176
Australia Government Bond	MYC	1.000%	09/20/2016	0.380%		3,600	90	32	58
Australia Government Bond	MYC	1.000%	12/20/2016	0.404%		3,000	76	9	67
Australia Government Bond	RYL	1.000%	03/20/2016	0.320%		11,900	284	254	30
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		18,800	468	235	233
Australia Government Bond	RYL	1.000%	12/20/2016	0.404%		4,800	122	(21)	143
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		5,900	146	107	39
Australia Government Bond	UAG	1.000%	12/20/2016	0.404%		3,400	86	(14)	100
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.579%		6,600	91	(117)	208
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.579%		11,400	157	(261)	418
China Government International Bond	BPS	1.000%	06/20/2016	0.564%		10,400	171	120	51
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		1,200	21	13	8
China Government International Bond	DUB	1.000%	03/20/2016	0.510%		3,900	67	41	26
China Government International Bond	DUB	1.000%	06/20/2016	0.564%		10,700	176	123	53
China Government International Bond	FBF	1.000%	06/20/2016	0.564%		7,200	118	79	39
China Government International Bond	GST	1.000%	12/20/2016	0.653%		5,900	88	(180)	268
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	1.180%		1,000	(3)	(19)	16
Italy Government International Bond	CBK	1.000%	06/20/2017	3.354%		6,500	(650)	(951)	301
Italy Government International Bond	DUB	1.000%	06/20/2017	3.354%		5,200	(520)	(795)	275
Italy Government International Bond	GST	1.000%	06/20/2017	3.354%		25,800	(2,582)	(4,251)	1,669
Italy Government International Bond	JPM	1.000%	06/20/2017	3.354%		700	(70)	(124)	54
Italy Government International Bond	RYL	1.000%	06/20/2017	3.354%		700	(70)	(123)	53
Newmont Mining Corp.	JPM	1.000%	09/20/2017	1.316%		5,000	(74)	(148)	74
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.137%		7,500	146	0	146
Spain Government International Bond	JPM	1.000%	06/20/2017	3.727%		2,900	(331)	(481)	150
Spain Government International Bond	MYC	1.000%	06/20/2017	3.727%		10,000	(1,140)	(1,578)	438
Spain Government International Bond	UAG	1.000%	06/20/2017	3.727%		7,400	(843)	(1,221)	378
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.120%	JPY	20,000	(6)	(11)	5
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.382%		100,000	(44)	(99)	55
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.624%		130,000	(19)	(53)	34
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		40,000	(6)	(14)	8
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		10,000	(3)	(4)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.382%		70,000	(30)	(48)	18

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.167%	EUR	14,300	$51	$(209)	$260
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		13,100	23	(240)	263
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	5,100	113	48	65
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		2,200	49	17	32
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		3,600	94	45	49
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		23,900	532	154	378
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		20,100	448	134	314
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		20,500	545	159	386

							$(989)	$(8,958)	$7,969

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$	7,800	$(61)	$(213)	$152
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		15,500	(122)	(568)	446
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		7,400	(58)	(200)	142
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		7,000	(54)	(160)	106
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		9,700	(117)	(206)	89

						$(412)	$(1,347)	$935

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$	176,991	JPY	14,000,000	$(2,206)	$(235)	$(1,971)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		49,100		3,928,000	(1,086)	(284)	(802)

								$(3,292)	$(519)	$(2,773)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	11,300	$1,403	$(47)	$1,450
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		7,800	969	(27)	996
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	3,930,000	3,846	1,123	2,723
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,600,000	1,566	436	1,130
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		4,100,000	4,861	2,411	2,450
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	149,600	540	48	492
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		230,200	831	(253)	1,084
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		224,900	424	8	416

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC	MXN	78,200	$348	$34	$314
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		69,800	311	39	272
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		913,100	4,072	703	3,369
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		194,534	260	(208)	468
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		243,600	327	(244)	571
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		261,000	350	(186)	536
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		251,500	226	(52)	278
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		127,500	114	(32)	146
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		473,400	425	(94)	519
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		78,900	534	(161)	695
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		41,600	282	(186)	468
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		27,500	272	17	255

							$21,961	$3,329	$18,632

(m)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	38,000	$3,065	$2,842
Put - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		1,600	126	120
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,500	1,614	1,458

								$4,805	$4,420

Foreign Currency Options

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	90.000	10/04/2012	$	294,000	$29	$1
Call - OTC USD versus JPY	MSX		90.000	10/11/2012		1,100,000	110	1
Call - OTC USD versus JPY	MSX		90.000	10/17/2012		140,000	14	0
Call - OTC USD versus JPY	MSX		90.000	10/25/2012		567,000	57	1

							$210	$3

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 11/01/2042	BRC	$	95.875	11/07/2012	$	150,000	$17	$0
Put - OTC Fannie Mae 4.000% due 11/01/2042	JPM		99.953	11/07/2012		161,000	19	0
Put - OTC Fannie Mae 4.500% due 11/01/2042	BRC		100.438	11/07/2012		176,000	21	0

							$57	$0

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	17,700	$0	$(81)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		17,700	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		9,800	0	(45)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		9,800	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		44,000	0	(477)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		44,000	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		19,500	135	(495)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		19,500	464	(26)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		161,000	3,059	(2,758)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	120	(115)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	1,544	(1,403)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		108,000	552	(2,743)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		108,000	2,933	(145)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		208,900	2,502	(8,237)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		208,900	3,918	(114)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		64,000	595	(1,626)

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	64,000	$1,235	$(86)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,100	382	(1,069)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,100	450	(15)

								$17,889	$(19,435)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	33,000	$154	$(398)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		30,000	150	(362)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		33,000	155	(32)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		30,000	150	(30)

							$609	$(822)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	5,400	$69	$(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		6,300	62	(15)

							$131	$(23)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	827	$1,214,800	$15,753
Sales	2,401	458,201	7,318
Closing Buys	(3,228)	(287,701)	(4,442)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$1,385,300	$18,629

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$1,000	$1,090	$(1,090)
General Electric Capital Corp.	0.379%	09/20/2013	400	399	(400)

				$1,489	$(1,490)

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	3	$	3	UAG	$0	$0	$0
10/2012	BRL	1,069		527	UAG	0	0	0
10/2012	CNY	108,311		16,982	HUS	0	(229)	(229)
10/2012		71,792		11,200	JPM	0	(208)	(208)
10/2012	EUR	24,094		30,446	BPS	0	(516)	(516)
10/2012		109,636		138,334	BRC	193	(2,746)	(2,553)
10/2012		92,594		116,225	CBK	2	(2,765)	(2,763)
10/2012		117,742		149,352	JPM	656	(2,608)	(1,952)
10/2012		16,553		21,624	RBC	352	0	352
10/2012		54,628		70,531	RYL	331	0	331
10/2012		54,092		69,539	UAG	294	(266)	28
10/2012	GBP	38,165		62,049	BPS	420	0	420
10/2012		1,220		1,981	BRC	11	0	11
10/2012		147,818		239,341	HUS	655	(10)	645
10/2012		8,958		14,506	JPM	41	0	41
10/2012		6,591		10,693	RBC	50	0	50
10/2012	INR	3,705		64	HUS	0	(6)	(6)
10/2012	JPY	1,739,064		22,315	CBK	28	0	28
10/2012		4,352,265		55,649	DUB	0	(127)	(127)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	MXN	670,000	$	51,678	UAG	$0	$(364)	$(364)
10/2012	PHP	610		14	CBK	0	(1)	(1)
10/2012	$	645	AUD	620	WST	0	(2)	(2)
10/2012		521	BRL	1,069	UAG	6	0	6
10/2012		11,584	CNY	73,455	HUS	88	0	88
10/2012		16,780		106,648	UAG	166	0	166
10/2012		88,963	EUR	69,232	BOA	3	0	3
10/2012		94,358		73,123	BPS	0	(391)	(391)
10/2012		23,302		18,470	BRC	502	(69)	433
10/2012		103,355		78,661	CBK	0	(2,272)	(2,272)
10/2012		14,340		11,385	DUB	300	(10)	290
10/2012		64,546		49,955	HUS	0	(351)	(351)
10/2012		128,712		99,584	JPM	0	(742)	(742)
10/2012		1,089		866	RBC	24	0	24
10/2012		87,322		67,690	RYL	601	(938)	(337)
10/2012		1,692	GBP	1,053	BPS	8	0	8
10/2012		265,965		168,005	BRC	5,330	0	5,330
10/2012		7,665		4,740	CBK	0	(11)	(11)
10/2012		8,344		5,271	DUB	167	0	167
10/2012		2,362		1,492	RBC	47	0	47
10/2012		35,797		22,191	RYL	37	0	37
10/2012		67	INR	3,705	HUS	4	0	4
10/2012		910,585	JPY	71,848,794	BPS	10,195	0	10,195
10/2012		22,047		1,735,473	BRC	194	0	194
10/2012		541,846		42,902,454	CBK	7,972	(1)	7,971
10/2012		16,869		1,320,087	DUB	48	0	48
10/2012		697,651		54,497,007	FBF	756	0	756
10/2012		5,424		422,000	GLM	0	(17)	(17)
10/2012		2,971		232,092	HUS	4	0	4
10/2012		4,047		316,903	JPM	14	0	14
10/2012		29,374		2,306,810	MSC	189	0	189
10/2012		21,653		1,699,135	RBC	122	0	122
10/2012		16,991		1,343,571	RYL	228	0	228
10/2012		11,447		891,536	UAG	0	(22)	(22)
10/2012		373	MYR	1,185	HUS	14	0	14
10/2012		140	SGD	176	RYL	4	0	4
10/2012		29,495	ZAR	244,347	BRC	0	(233)	(233)
10/2012		29,856		247,240	HUS	0	(249)	(249)
10/2012		930		7,716	JPM	0	(6)	(6)
10/2012		8,108		67,116	UAG	0	(71)	(71)
10/2012	ZAR	317,501	$	37,752	BRC	41	(311)	(270)
10/2012		126,100		15,226	CBK	125	0	125
10/2012		70,720		8,608	GLM	139	0	139
10/2012		203,635		24,439	HUS	115	(103)	12
10/2012		83,834		10,138	JPM	99	0	99
10/2012		47,912		5,777	MSC	44	(5)	39
10/2012		67,116		8,136	UAG	72	0	72
11/2012	AUD	2,731		2,839	BRC	14	0	14
11/2012		5,019		5,208	HUS	15	0	15
11/2012		25,466		26,436	JPM	88	0	88
11/2012		20,392		21,195	UAG	97	0	97
11/2012		111,858		116,500	WST	767	0	767
11/2012	EUR	69,232		88,992	BOA	0	(1)	(1)
11/2012		58,361		75,133	BPS	114	0	114
11/2012		136,893		176,823	JPM	855	0	855
11/2012		47,081		61,005	UAG	485	0	485
11/2012	GBP	4,630		7,486	CBK	10	0	10
11/2012		5,722		9,246	RYL	7	0	7
11/2012	HKD	16,311		2,104	JPM	0	0	0
11/2012	NZD	203,963		168,269	BOA	0	(445)	(445)
11/2012	$	213	AUD	206	CBK	0	0	0
11/2012		5,352		5,119	RBC	0	(56)	(56)
11/2012		15,588	DKK	92,918	BRC	444	0	444
11/2012		15,596		92,918	DUB	435	0	435
11/2012		28,637	EUR	22,266	BRC	0	(15)	(15)
11/2012		5,447		4,234	RYL	0	(4)	(4)
11/2012		61,568	GBP	37,874	BPS	0	(415)	(415)
11/2012		230,950		142,650	HUS	0	(621)	(621)
11/2012		1,853	NZD	2,237	CBK	0	(3)	(3)
11/2012		11,218	SEK	74,857	BRC	161	0	161
11/2012		11,239		74,858	UAG	140	0	140

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	$	32	TWD	934	BRC	$0	$0	$0
12/2012	BRL	1,069	$	516	UAG	0	(7)	(7)
12/2012	CAD	40,584		41,538	BPS	330	0	330
12/2012		9,549		9,775	BRC	79	0	79
12/2012		51,102		52,064	HUS	176	0	176
12/2012		8,038		8,185	JPM	23	0	23
12/2012	EUR	208		273	BRC	5	0	5
12/2012		240		315	HUS	6	0	6
12/2012	MXN	26,014		2,000	BRC	0	(9)	(9)
12/2012		368,247		28,564	CBK	130	0	130
12/2012		211,537		16,092	GLM	0	(242)	(242)
12/2012		645,290		49,436	HUS	0	(389)	(389)
12/2012		146,822		11,373	JPM	36	0	36
12/2012		980,075		75,662	MSC	260	(274)	(14)
12/2012		542,111		41,388	UAG	9	(480)	(471)
12/2012	$	54,415	CAD	53,194	BRC	0	(403)	(403)
12/2012		51,519		49,900	CBK	0	(852)	(852)
12/2012		36,284		35,440	DUB	0	(300)	(300)
12/2012		14,726		14,324	HUS	0	(181)	(181)
12/2012		20,597		20,000	JPM	0	(290)	(290)
12/2012		12,758		12,452	RBC	0	(115)	(115)
12/2012		31,176		30,308	RYL	0	(402)	(402)
12/2012		9,418	MXN	121,158	CBK	12	(74)	(62)
12/2012		7,237		96,221	DUB	193	0	193
12/2012		10,680		137,606	GLM	0	(55)	(55)
12/2012		16,851		220,898	HUS	220	(15)	205
12/2012		82,224		1,107,840	JPM	3,317	0	3,317
12/2012		26,861		358,315	MSC	841	(35)	806
12/2012		14,613		193,222	UAG	350	(43)	307
01/2013	IDR	3,226,100	$	329	MSC	0	(2)	(2)
01/2013	$	59	CLP	30,015	HUS	3	0	3
02/2013	CNY	73,455	$	11,550	HUS	0	(8)	(8)
02/2013		509,921		80,031	JPM	0	(198)	(198)
08/2013	$	8,142	CNY	51,000	DUB	0	(170)	(170)
08/2013		5,723		36,000	RYL	0	(96)	(96)
08/2013		6,214		39,000	UAG	0	(118)	(118)
04/2014		3,903		23,750	BRC	0	(233)	(233)
04/2014		9,834		59,911	CBK	0	(576)	(576)
04/2014		4,068		24,774	GST	0	(240)	(240)
04/2014		2,602		15,833	HUS	0	(155)	(155)
04/2014		7,000		42,636	JPM	0	(411)	(411)
04/2014		14,933		91,289	RYL	0	(825)	(825)
04/2014		5,203		31,660	UAG	0	(310)	(310)
09/2015		4,590		28,182	BOA	0	(345)	(345)
09/2015		5,883		36,000	BRC	0	(460)	(460)
09/2015		13,377		81,153	CBK	0	(1,152)	(1,152)
09/2015		1,852		11,190	JPM	0	(166)	(166)
09/2015		4,440		27,317	MSC	0	(325)	(325)

						$40,313	$(27,166)	$13,147

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$48,225	$0	$48,225
Mortgage-Backed Securities	0	20,616	0	20,616
Sovereign Issues	0	45,516	0	45,516
Belgium
Sovereign Issues	0	30,587	0	30,587
Canada
Corporate Bonds & Notes	0	19,969	0	19,969
Sovereign Issues	0	76,723	0	76,723
Cayman Islands
Asset-Backed Securities	0	19,836	11,855	31,691
Corporate Bonds & Notes	0	7,121	0	7,121

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Denmark
Corporate Bonds & Notes	$0	$819	$0	$819
Sovereign Issues	0	13,736	0	13,736
France
Asset-Backed Securities	0	519	0	519
Corporate Bonds & Notes	0	208,081	0	208,081
Germany
Corporate Bonds & Notes	0	387,771	0	387,771
Sovereign Issues	0	127,776	0	127,776
Ireland
Asset-Backed Securities	0	10,665	0	10,665
Corporate Bonds & Notes	0	36,591	288	36,879
Mortgage-Backed Securities	0	5,733	0	5,733

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Italy
Asset-Backed Securities	$0	$398	$0	$398
Corporate Bonds & Notes	0	19,017	0	19,017
Mortgage-Backed Securities	0	16,813	0	16,813
Sovereign Issues	0	281,996	0	281,996
Japan
Corporate Bonds & Notes	0	10,967	0	10,967
Sovereign Issues	0	250,479	0	250,479
Jersey, Channel Islands
Corporate Bonds & Notes	0	11,045	0	11,045
Luxembourg
Asset-Backed Securities	0	2,982	0	2,982
Corporate Bonds & Notes	0	6,335	0	6,335
Mortgage-Backed Securities	0	4,462	0	4,462
Mexico
Sovereign Issues	0	113,431	0	113,431
Netherlands
Asset-Backed Securities	0	28,484	0	28,484
Corporate Bonds & Notes	0	102,366	0	102,366
Mortgage-Backed Securities	0	2,960	0	2,960
Sovereign Issues	0	550,779	0	550,779
New Zealand
Sovereign Issues	0	166,156	0	166,156
Norway
Corporate Bonds & Notes	0	78,997	0	78,997
South Africa
Sovereign Issues	0	21,794	0	21,794
South Korea
Corporate Bonds & Notes	0	7,031	0	7,031
Sovereign Issues	0	649	0	649
Spain
Corporate Bonds & Notes	0	28,911	0	28,911
Sovereign Issues	0	163,241	0	163,241
Supranational
Corporate Bonds & Notes	0	151,189	0	151,189
Sweden
Corporate Bonds & Notes	0	30,129	0	30,129
United Kingdom
Corporate Bonds & Notes	0	171,910	0	171,910
Mortgage-Backed Securities	0	182,595	0	182,595
Sovereign Issues	0	489,177	0	489,177

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
United States
Asset-Backed Securities	$0	$54,648	$0	$54,648
Bank Loan Obligations	0	12,753	0	12,753
Corporate Bonds & Notes	0	282,885	0	282,885
Mortgage-Backed Securities	0	324,086	8,372	332,458
Municipal Bonds & Notes	0	47,120	0	47,120
Preferred Securities	2,460	0	0	2,460
U.S. Government Agencies	0	702,857	56,844	759,701
U.S. Treasury Obligations	0	80,506	0	80,506
Virgin Islands (British)
Corporate Bonds & Notes	0	2,853	0	2,853
Short-Term Instruments
Certificates of Deposit	0	20,738	0	20,738
Commercial Paper	16,716	0	0	16,716
Repurchase Agreements	0	9,000	0	9,000
Mexico Treasury Bills	0	52,033	0	52,033
U.S. Treasury Bills	0	12,728	0	12,728
PIMCO Short-Term Floating NAV Portfolio	733,161	0	0	733,161
Purchased Options
Foreign Exchange Contracts	0	3	0	3
Interest Rate Contracts	0	4,420	0	4,420
	$752,337	$5,561,207	$77,359	$6,390,903

Short Sales, at value	$0	$(1,490)	$0	$(1,490)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	9,517	0	9,517
Foreign Exchange Contracts	0	40,313	0	40,313
Interest Rate Contracts	12,589	21,540	0	34,129
	$12,589	$71,370	$0	$83,959

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,358)	0	(1,358)
Foreign Exchange Contracts	0	(29,939)	0	(29,939)
Interest Rate Contracts	(2,757)	(49,693)	(23)	(52,473)
	$(2,757)	$(80,990)	$(23)	$(83,770)

Totals	$762,169	$5,550,097	$77,336	$6,389,602

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$8,864	$2,800	$(11)	$29	$0	$173	$0	$0	$11,855	$173
Ireland
Corporate Bonds & Notes	270	0	0	(2)	0	20	0	0	288	20
Netherlands
Asset-Backed Securities	4,258	0	(526)	26	(24)	(57)	0	(3,677)	0	0
United States
Mortgage-Backed Securities	9,150	0	(425)	9	41	219	0	(622)	8,372	219
U.S. Government Agencies	64,079	0	(7,373)	0	0	138	0	0	56,844	139

	$86,621	$2,800	$(8,335)	$62	$17	$493	$0	$(4,299)	$77,359	$551

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(27)	$0	$0	$0	$0	$4	$0	$0	$(23)	$5

Totals	$86,594	$2,800	$(8,335)	$62	$17	$497	$0	$(4,299)	$77,336	$556

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$11,855	Benchmark Pricing	Base Price	95.13-99.99
Ireland
Corporate Bonds & Notes	288	Benchmark Pricing	Base Price	112.00
United States
Mortgage-Backed Securities	8,372	Third Party Vendor	Broker Quote	78.50-98.70
U.S. Government Agencies	621	Benchmark Pricing	Base Price	97.98-98.73
	56,223	Third Party Vendor	Broker Quote	99.75-100.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(23)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$77,336

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$3	$4,420	$4,423
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1,536	1,536
Unrealized appreciation on foreign currency contracts	0	0	0	40,313	0	40,313
Unrealized appreciation on OTC swap agreements	0	9,517	0	0	18,632	28,149

	$0	$9,517	$0	$40,316	$24,588	$74,421

Liabilities:
Written options outstanding	$0	$0	$0	$0	$20,280	$20,280
Unrealized depreciation on foreign currency contracts	0	0	0	27,166	0	27,166
Unrealized depreciation on OTC swap agreements	0	1,358	0	2,773	0	4,131

	$0	$1,358	$0	$29,939	$20,280	$51,577

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(823)	$(124)	$(947)
Net realized gain on futures contracts	0	0	0	0	18,768	18,768
Net realized gain on written options	0	0	0	991	3,450	4,441
Net realized gain on swaps	0	9,962	0	0	31,224	41,186
Net realized gain on foreign currency transactions	0	0	0	65,175	0	65,175

	$0	$9,962	$0	$65,343	$53,318	$128,623

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(207)	$(375)	$(582)
Net change in unrealized appreciation on futures contracts	0	0	0	0	8,648	8,648
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,700)	(3,700)
Net change in unrealized appreciation (depreciation) on swaps	0	648	0	(2,773)	(38,962)	(41,087)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	34,493	0	34,493

	$0	$648	$0	$31,513	$(34,389)	$(2,228)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $9,832 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(26,528) as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,548)	$1,856	$308
BPS	13,667	(19,280)	(5,613)
BRC	3,911	(4,380)	(469)
CBK	1,713	(3,980)	(2,267)
DUB	(10,846)	8,818	(2,028)
FBF	4,793	(8,940)	(4,147)
GLM	71	0	71
GST	(3,031)	2,351	(680)
HUS	1,276	(1,590)	(314)
JPM	41	298	339
MSC	693	(750)	(57)
MSX	3	0	3
MYC	1,004	(1,830)	(826)
RBC	424	(410)	14
RYL	1,303	(840)	463
RYM	(392)	0	(392)
UAG	(640)	1,409	769
WST	765	(360)	405

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.0%

CORPORATE BONDS & NOTES 1.1%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$44,400	$44,508
2.400% due 11/23/2016		300	315
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,528
ING Bank Australia Ltd.
3.983% due 08/28/2013	AUD	2,000	2,078
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,600	1,680
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,576
Westpac Banking Corp.
2.700% due 12/09/2014		5,000	5,187

			59,872

MORTGAGE-BACKED SECURITIES 0.2%
Medallion Trust
0.557% due 05/25/2035		1,102	1,107
Puma Finance Ltd.
0.505% due 02/21/2038		1,506	1,476
3.927% due 08/22/2037	AUD	1,783	1,785
4.120% due 07/12/2036		754	768
Swan Trust
0.518% due 05/12/2037		$125	124
Torrens Trust
3.950% due 10/19/2038	AUD	3,663	3,692

			8,952

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	19,174
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	15,906

			35,080

Total Australia (Cost $98,966)			103,904

BELGIUM 0.6%

SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,211
3.500% due 06/28/2017	EUR	19,900	28,211

Total Belgium (Cost $31,484)			33,422

CANADA 1.9%

CORPORATE BONDS & NOTES 0.6%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	6,265
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	16,928
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,599
National Bank of Canada
1.650% due 01/30/2014		$1,700	1,730

			31,522

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	3,669
Province of Ontario
2.450% due 06/29/2022		$6,200	6,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 06/02/2022	CAD	27,300	$28,903
Province of Quebec
3.500% due 12/01/2022		12,800	13,760
4.250% due 12/01/2021		8,800	10,071
5.000% due 12/01/2041		3,000	3,879
6.000% due 10/01/2029		3,200	4,371

			70,962

Total Canada (Cost $98,238)			102,484

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.5%
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		$1,280	1,272
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		1,494	1,441
Denali Capital CLO Ltd.
0.743% due 08/23/2016		28	28
Duane Street CLO Ltd.
0.689% due 11/08/2017		3,304	3,276
First CLO Ltd.
0.704% due 12/14/2016		56	55
Galaxy CLO Ltd.
0.691% due 04/25/2019		1,381	1,335
Hillmark Funding
0.685% due 05/21/2021		9,800	9,383
Lafayette CLO Ltd.
1.635% due 09/06/2022		2,900	2,900
Landmark CDO Ltd.
0.718% due 06/01/2017		575	563
Mountain View Funding CLO
0.715% due 04/15/2019		1,680	1,642
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		3,600	3,506
Pacifica CDO Ltd.
0.708% due 01/26/2020		1,913	1,855
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		172	172
Wind River CLO Ltd.
0.711% due 12/19/2016		477	466

			27,894

CORPORATE BONDS & NOTES 0.1%
Transocean, Inc.
4.950% due 11/15/2015		6,300	6,902

Total Cayman Islands (Cost $33,773)			34,796

CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%
Banco Santander Chile
2.055% due 01/19/2016		$500	486

Total Chile (Cost $500)			486

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	659	127
Realkredit Danmark A/S
1.420% due 01/01/2038		13,540	2,353

Total Denmark (Cost $2,398)			2,480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 4.4%

ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
0.413% due 02/25/2019	EUR	26	$33
Titrisocram
1.085% due 03/25/2022		200	259

			292

CORPORATE BONDS & NOTES 4.0%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	7,007
3.000% due 07/23/2013	EUR	1,200	1,576
4.750% due 05/28/2013		3,800	5,024
Cie de Financement Foncier S.A.
1.205% due 04/17/2014		$1,800	1,780
2.250% due 01/25/2013	EUR	11,700	15,125
2.500% due 09/16/2015		$16,100	16,720
4.500% due 01/09/2013	EUR	3,500	4,547
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$16,000	15,851
Credit Mutuel Arkea Home Loans SFH
2.500% due 06/16/2015	EUR	400	539
Dexia Credit Local S.A.
0.927% due 04/29/2014		$12,100	11,759
2.000% due 03/05/2013		26,850	26,907
2.750% due 01/10/2014		55,600	56,105
2.750% due 04/29/2014		21,745	22,081
Dexia Municipal Agency S.A.
1.550% due 10/31/2013	JPY	57,000	730
2.750% due 01/25/2016	EUR	1,508	1,995
3.125% due 09/15/2015		12,700	16,963
5.750% due 08/24/2015	AUD	1,600	1,649
GCE Covered Bonds S.A.
2.000% due 09/30/2013	EUR	100	131
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	3,937

			210,426

SOVEREIGN ISSUES 0.4%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		$2,300	2,328
3.500% due 07/01/2014		19,700	20,699

			23,027

Total France (Cost $230,634)			233,745

GERMANY 9.0%

CORPORATE BONDS & NOTES 6.5%
FMS Wertmanagement AoR
0.464% due 01/20/2014	EUR	20,300	26,060
0.464% due 02/18/2015		42,400	54,363
2.375% due 12/15/2014		56,300	75,724
3.375% due 06/17/2021		20,900	30,459
KFW
0.625% due 05/29/2015		29,000	37,628
1.375% due 02/21/2017		15,300	20,247
2.000% due 09/07/2016		4,300	5,850
2.750% due 09/07/2015	GBP	20,000	34,258
5.500% due 02/09/2022	AUD	20,500	23,564
6.000% due 08/20/2020		20,000	23,343
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	11,899

			343,395

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.5%
Republic of Germany
1.750% due 07/04/2022	EUR	4,500	$5,965
2.500% due 07/04/2044		19,200	26,135
3.250% due 07/04/2021		1,500	2,252
4.000% due 01/04/2037		7,700	13,245
4.750% due 07/04/2034		18,700	34,681
5.500% due 01/04/2031		18,600	36,137
5.625% due 01/04/2028		2,300	4,381
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,577

			130,373

Total Germany (Cost $479,789)			473,768

IRELAND 1.6%

ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	3,600	4,347
Magi Funding PLC
1.314% due 04/11/2021		2,881	3,576
SC Germany Auto
0.251% due 07/10/2019		57	73

			7,996

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 07/15/2013		20,800	27,264
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		29,600	41,299
RZD Capital Ltd.
5.700% due 04/05/2022		$300	335

			68,898

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
0.597% due 10/27/2019	EUR	31	37
Emerald Mortgages PLC
0.240% due 07/15/2048		610	570
Fastnet Securities PLC
0.361% due 08/10/2043		1,354	1,259
German Residential Asset Note Distributor PLC
0.704% due 07/20/2016		1,285	1,616
Opera Finance PLC
0.684% due 10/20/2014		1,800	2,255

			5,737

Total Ireland (Cost $82,668)			82,631

ITALY 6.2%

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.831% due 02/24/2014		$6,300	6,208
6.500% due 02/24/2021		10,300	10,079

			16,287

MORTGAGE-BACKED SECURITIES 0.2%
Argo Mortgage SRL
0.922% due 10/28/2036	EUR	8	11
Intesa Sec SpA
0.562% due 10/30/2033		9,100	11,007

			11,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.7%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	3,100	$4,005
3.750% due 08/01/2015		14,200	18,647
3.750% due 03/01/2021		8,400	10,108
3.750% due 08/01/2021		6,800	8,103
4.250% due 02/01/2019		8,800	11,320
4.250% due 09/01/2019		2,900	3,714
4.500% due 02/01/2018		8,700	11,461
4.500% due 03/01/2019		1,300	1,688
4.750% due 09/15/2016		26,000	34,891
4.750% due 06/01/2017		8,500	11,290
5.000% due 03/01/2022		6,100	7,892
5.000% due 08/01/2034		4,700	5,502
5.000% due 08/01/2039		5,500	6,389
5.000% due 09/01/2040		3,100	3,580
5.250% due 08/01/2017		22,300	30,303
5.500% due 09/01/2022		39,400	52,514
5.750% due 02/01/2033		1,400	1,801
6.000% due 05/01/2031		17,100	22,640
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,600	4,630
4.750% due 01/25/2016		5,100	5,259
5.250% due 09/20/2016		4,000	4,192
5.750% due 07/25/2016	EUR	25,100	34,022
6.000% due 08/04/2028	GBP	3,500	5,284
6.875% due 09/27/2023		$3,300	3,691

			302,926

Total Italy (Cost $322,961)			330,231

JAPAN 4.1%

CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	70,000	892
0.775% due 04/25/2013		20,000	256
1.094% due 04/25/2013		20,000	256
1.415% due 12/24/2013		40,000	506
1.470% due 10/28/2013		20,000	254
4.500% due 03/24/2014	EUR	5,500	7,112
4.750% due 02/28/2014	JPY	60,000	792

			10,068

SOVEREIGN ISSUES 3.9%
Japan Government International Bond
0.900% due 03/20/2022		6,030,000	78,585
1.200% due 06/20/2021		870,000	11,694
2.000% due 03/20/2042		7,520,000	99,006
2.300% due 06/20/2035		60,000	850
2.400% due 03/20/2034		950,000	13,695

			203,830

Total Japan (Cost $206,767)			213,898

JERSEY, CHANNEL ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	395	510

Total Jersey, Channel Islands (Cost $529)			510

LUXEMBOURG 0.2%

ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	1,651	2,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,002	$3,556

			5,658

CORPORATE BONDS & NOTES 0.1%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$4,900	5,006

Total Luxembourg (Cost $10,883)			10,664

MEXICO 1.9%

SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	558,900	45,548
6.500% due 06/10/2021		484,300	41,166
6.500% due 06/09/2022		52,600	4,464
10.000% due 12/05/2024		86,700	9,490

Total Mexico (Cost $91,794)			100,668

NETHERLANDS 13.0%

ASSET-BACKED SECURITIES 0.5%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	2,792	3,520
Grosvenor Place CLO BV
0.714% due 07/20/2021		3,657	4,513
1.043% due 07/20/2021	GBP	6,129	9,588
Jubilee CDO BV
1.443% due 10/15/2019	EUR	2,602	3,288
Leopard CLO BV
1.141% due 04/07/2019		444	567
1.283% due 04/21/2020		1,930	2,406

			23,882

CORPORATE BONDS & NOTES 2.6%
ABN Amro Bank NV
3.250% due 01/18/2013		500	648
Achmea Hypotheekbank NV
0.792% due 11/03/2014		$7,200	7,182
Bank Nederlandse Gemeenten
2.250% due 01/12/2017	EUR	400	544
Fortis Bank Nederland NV
3.375% due 05/19/2014		26,500	35,825
ING Bank NV
1.808% due 06/09/2014		$1,300	1,305
2.250% due 08/31/2015	EUR	3,900	5,253
2.500% due 01/14/2016		$14,000	14,522
3.900% due 03/19/2014		2,600	2,725
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	5,300	7,148
NIBC Bank NV
0.798% due 12/02/2014		$17,500	17,497
2.800% due 12/02/2014		20,650	21,556
3.500% due 04/07/2014	EUR	3,700	4,987
Rabobank Group
3.375% due 01/19/2017		$5,900	6,270
3.875% due 02/08/2022		1,000	1,064
11.000% due 06/30/2019 (d)		1,500	1,982
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		3,700	3,382
6.500% due 05/17/2018	AUD	7,000	5,901
Royal Bank of Scotland NV
1.016% due 06/08/2015	EUR	800	932

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	$206

			138,929

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.325% due 07/01/2034		106	133
Dutch Mortgage Portfolio Loans BV
0.589% due 11/20/2035		594	761
EMF-NL
1.486% due 07/17/2041		1,200	979
Storm BV
1.508% due 04/22/2054		96	125

			1,998

SOVEREIGN ISSUES 9.9%
Netherlands Government Bond
1.250% due 01/15/2018		12,200	15,988
2.250% due 07/15/2022		105,300	141,874
2.500% due 01/15/2017		17,000	23,602
3.250% due 07/15/2021		37,600	55,009
3.500% due 07/15/2020		40,800	60,628
4.000% due 07/15/2018		17,100	25,698
4.000% due 07/15/2019		35,500	53,962
4.500% due 07/15/2017		96,600	146,268

			523,029

Total Netherlands (Cost $672,477)			687,838

NEW ZEALAND 3.3%

SOVEREIGN ISSUES 3.3%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	77,500	71,523
5.500% due 04/15/2023		28,900	28,214
6.000% due 12/15/2017		4,800	4,582
6.000% due 05/15/2021		68,100	67,773

Total New Zealand (Cost $149,656)			172,092

NORWAY 1.3%

CORPORATE BONDS & NOTES 1.3%
DNB Bank ASA
3.200% due 04/03/2017		$1,300	1,360
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	11,500	15,477
4.125% due 02/01/2013		2,000	2,602
Eksportfinans ASA
0.661% due 04/05/2013		$500	492
0.890% due 06/16/2015	JPY	400,000	4,654
1.875% due 04/02/2013		$4,200	4,180
2.000% due 09/15/2015		6,700	6,269
2.375% due 05/25/2016		13,400	12,408
3.000% due 11/17/2014		17,800	17,499
4.750% due 06/11/2013	EUR	2,000	2,625
5.500% due 05/25/2016		$2,000	2,042
5.500% due 06/26/2017		1,000	1,021

Total Norway (Cost $67,850)			70,629

SOUTH AFRICA 0.7%

SOVEREIGN ISSUES 0.7%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	42,000	5,527
8.250% due 09/15/2017		230,100	30,489

Total South Africa (Cost $35,065)			36,016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	$5,572

Total South Korea (Cost $6,487)			5,572

SPAIN 3.8%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	2,900	3,730
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		5,000	6,513

			10,243

SOVEREIGN ISSUES 3.6%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		3,300	4,269
Instituto de Credito Oficial
0.697% due 01/28/2013		$18,400	18,231
1.978% due 03/25/2014	EUR	36,500	45,647
3.250% due 05/14/2013		$10,000	9,974
4.375% due 03/31/2014	EUR	3,600	4,654
4.500% due 07/08/2014		5,200	6,739
4.530% due 03/17/2016	CAD	11,785	10,924
5.000% due 11/14/2016		$900	889
Spain Government International Bond
3.625% due 06/17/2013		40,700	40,677
4.000% due 04/30/2020	EUR	2,000	2,321
4.200% due 01/31/2037		27,900	25,474
4.600% due 07/30/2019		1,000	1,229
5.250% due 04/06/2029	GBP	1,700	2,412
5.500% due 07/30/2017	EUR	5,700	7,492
5.850% due 01/31/2022		6,200	7,927

			188,859

Total Spain (Cost $205,422)			199,102

SUPRANATIONAL 4.6%

CORPORATE BONDS & NOTES 4.6%
African Development Bank
5.250% due 03/23/2022	AUD	200	230
Asian Development Bank
5.000% due 03/09/2022		500	570
Eurofima
6.250% due 12/28/2018		42,900	49,314
European Investment Bank
6.125% due 01/23/2017		9,100	10,271
6.250% due 04/15/2015		49,500	54,595
6.250% due 06/08/2021		6,300	7,374
European Union
2.500% due 12/04/2015	EUR	20,500	28,111
2.750% due 06/03/2016		26,900	37,420
3.125% due 01/27/2015		3,500	4,796
3.250% due 04/04/2018		13,200	19,007
3.500% due 06/04/2021		13,900	20,367
International Finance Corp.
5.000% due 08/03/2016	AUD	2,400	2,647
5.750% due 06/24/2014		6,600	7,161
5.750% due 07/28/2020		200	236
Nordic Investment Bank
5.000% due 04/19/2022		500	565

Total Supranational (Cost $236,237)			242,664

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 16.4%

CORPORATE BONDS & NOTES 3.7%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		$300	$298
2.500% due 03/18/2014	EUR	500	649
3.125% due 06/30/2015		21,800	29,196
Bank of Scotland PLC
4.500% due 10/23/2013		500	670
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,479
10.179% due 06/12/2021		4,480	5,845
BP Capital Markets PLC
3.125% due 10/01/2015		1,600	1,710
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,221
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,170
HBOS PLC
6.750% due 05/21/2018		19,210	19,594
LBG Capital PLC
7.588% due 05/12/2020	GBP	2,000	3,144
7.869% due 08/25/2020		800	1,265
8.000% due 06/15/2020 (d)		$500	482
8.500% due 12/17/2021 (d)		20,900	19,437
9.334% due 02/07/2020	GBP	5,000	8,304
11.040% due 03/19/2020		4,077	7,204
11.250% due 09/14/2023		1,600	2,757
15.000% due 12/21/2019		200	422
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$11,300	12,694
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,337
3.500% due 12/07/2015		6,250	8,735
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,568
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	13,700	17,919
4.440% due 10/27/2014	AUD	200	191
5.000% due 10/01/2014		$600	618
6.666% due 10/05/2017 (d)	CAD	700	535
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,599
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,618
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,395

			198,056

MORTGAGE-BACKED SECURITIES 4.3%
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047		1,152	1,481
Euromaster PLC
0.853% due 06/15/2040	GBP	169	237
Eurosail PLC
0.418% due 03/13/2045	EUR	553	613
0.426% due 12/10/2044		7,758	8,560
0.492% due 12/15/2044		8,214	6,943
0.782% due 03/13/2045	GBP	140	217
0.836% due 06/10/2044		16,985	24,807
Fosse Master Issuer PLC
2.908% due 10/18/2054		15,700	26,026
Gemgarto
3.656% due 05/14/2045		200	335
Granite Mortgages PLC
0.951% due 03/20/2044		4,142	6,556
0.951% due 06/20/2044		5,969	9,445

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.991% due 09/20/2044	GBP	3,601	$5,731
1.011% due 09/20/2044		145	230
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	2,753	2,995
0.515% due 06/18/2039		$1,979	1,738
Holmes Master Issuer PLC
1.897% due 10/15/2054	EUR	11,600	15,058
Landmark Mortgage Securities PLC
0.853% due 06/17/2039	GBP	220	294
0.873% due 06/17/2038		91	132
Ludgate Funding PLC
0.381% due 01/01/2061	EUR	200	207
Mansard Mortgages PLC
1.303% due 12/15/2049	GBP	17,893	26,498
Newgate Funding PLC
0.461% due 12/01/2050	EUR	5,600	5,080
0.852% due 12/15/2050		11,950	13,356
0.853% due 12/15/2050	GBP	5,000	4,289
1.502% due 12/15/2050	EUR	2,500	1,748
1.653% due 12/15/2050	GBP	4,400	5,219
1.752% due 12/15/2050	EUR	4,100	2,480
1.903% due 12/15/2050	GBP	3,000	2,628
Opera Finance PLC
0.934% due 02/02/2017		17,060	26,614
Paragon Mortgages PLC
0.572% due 06/15/2041	EUR	200	204
0.709% due 05/15/2041		386	429
ResLoc U.K. PLC
0.813% due 12/15/2043	GBP	1,131	1,578
0.873% due 12/15/2043		1,979	2,018
RMAC PLC
0.661% due 12/12/2036	EUR	212	245
RMAC Securities PLC
0.501% due 06/12/2044		200	168
0.554% due 06/12/2044		$559	486
0.816% due 06/12/2044	GBP	4,007	5,468
0.836% due 06/12/2044		10,000	13,861
Unite USAF PLC
0.797% due 03/31/2017		200	315
Uropa Securities PLC
0.699% due 10/10/2040	EUR	88	105
Windermere CMBS PLC
0.871% due 04/24/2017	GBP	2,129	3,239

			227,633

SOVEREIGN ISSUES 8.4%
United Kingdom Gilt
0.125% due 03/22/2029 (c)		3,979	6,521
0.375% due 03/22/2062 (c)		7,498	12,507
1.875% due 11/22/2022 (c)		21,777	44,801
3.750% due 09/07/2020		3,600	6,901
4.250% due 12/07/2027		3,400	6,925
4.250% due 06/07/2032		14,900	30,088
4.250% due 03/07/2036		8,300	16,577
4.250% due 09/07/2039		17,800	35,418
4.250% due 12/07/2040		43,600	86,641
4.250% due 12/07/2046		3,600	7,182
4.500% due 09/07/2034		10,600	21,976
4.750% due 12/07/2030 (j)		62,300	133,982
4.750% due 12/07/2038		15,900	34,176
6.000% due 12/07/2028		700	1,706

			445,401

Total United Kingdom (Cost $805,021)			871,090

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 31.5%

ASSET-BACKED SECURITIES 1.4%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033	$393	$338
Aegis Asset-Backed Securities Trust
0.587% due 10/25/2035	4,760	4,305
Ameriquest Mortgage Securities, Inc.
0.687% due 10/25/2035	2,300	1,909
Amortizing Residential Collateral Trust
0.797% due 07/25/2032	44	37
Amresco Residential Securities Mortgage Loan Trust
1.157% due 06/25/2029	221	189
Argent Securities, Inc.
1.037% due 02/25/2034	871	656
Asset-Backed Securities Corp. Home Equity
1.571% due 04/15/2033	2,299	2,055
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036	119	114
0.297% due 10/25/2036	14	13
0.877% due 10/25/2032	37	33
1.017% due 10/27/2032	48	43
1.217% due 10/25/2037	114	88
BNC Mortgage Loan Trust
0.317% due 05/25/2037	1,242	1,212
Carrington Mortgage Loan Trust
0.537% due 10/25/2035	61	59
Citigroup Mortgage Loan Trust, Inc.
0.277% due 07/25/2045	894	701
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	208	217
6.681% due 12/01/2033	125	130
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	5	5
0.377% due 10/25/2047	2,281	2,183
0.397% due 09/25/2036	351	332
0.517% due 08/25/2035	2,309	2,051
0.557% due 12/25/2036	1,009	485
0.867% due 06/25/2035	500	447
4.740% due 10/25/2035	1,737	1,671
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032	67	56
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036	7	3
First Alliance Mortgage Loan Trust
0.449% due 12/20/2027	11	8
First Franklin Mortgage Loan Trust
0.277% due 10/25/2036	50	49
0.577% due 10/25/2035	4,300	3,309
1.117% due 03/25/2034	3,205	2,589
Fremont Home Loan Trust
0.327% due 02/25/2036	2	2
GSAA Trust
5.995% due 03/25/2046	2,800	2,099
Home Equity Asset Trust
0.277% due 05/25/2037	55	54
0.817% due 11/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.327% due 08/25/2036	144	63
Long Beach Mortgage Loan Trust
0.767% due 06/25/2035	1,641	1,504
0.777% due 10/25/2034	12	10
MASTR Asset-Backed Securities Trust
0.367% due 03/25/2036	2,033	1,144
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037	46	11
0.337% due 02/25/2037	77	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MESA Trust
1.017% due 12/25/2031		$247	$178
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037		2,000	917
New Century Home Equity Loan Trust
1.102% due 05/25/2034		3,505	3,023
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		291	244
RAAC Series
1.417% due 09/25/2047		4,400	3,780
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033		112	100
Residential Asset Mortgage Products Trust
0.517% due 03/25/2036		2,007	1,170
0.777% due 06/25/2032		7	6
Residential Asset Securities Corp. Trust
0.377% due 07/25/2036		1,517	1,383
0.717% due 07/25/2032^		172	110
1.057% due 09/25/2034		2,019	1,247
Securitized Asset-Backed Receivables LLC
0.347% due 05/25/2037^		277	147
SLC Student Loan Trust
0.839% due 06/15/2017		43	43
SLM Student Loan Trust
0.451% due 07/25/2017		103	102
0.589% due 12/17/2018		8	8
0.951% due 10/25/2017		7,112	7,147
1.321% due 12/15/2021		169	171
1.951% due 04/25/2023		19,529	20,352
Soundview Home Loan Trust
0.277% due 11/25/2036		54	17
Specialty Underwriting & Residential Finance
0.567% due 09/25/2036		2,000	1,887
Structured Asset Securities Corp.
0.797% due 01/25/2033		11	10

			72,245

BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.466% due 11/17/2013		1,000	1,002
2.716% due 05/02/2016		1,875	1,870
Springleaf Financial Funding Co.
5.500% due 05/10/2017		12,900	12,655

			15,527

CORPORATE BONDS & NOTES 5.0%
Ally Financial, Inc.
3.779% due 06/20/2014		1,300	1,336
8.300% due 02/12/2015		6,200	6,882
Altria Group, Inc.
9.700% due 11/10/2018		2,703	3,877
American International Group, Inc.
4.250% due 09/15/2014		1,900	2,008
5.600% due 10/18/2016		1,300	1,483
6.765% due 11/15/2017	GBP	6,027	11,212
6.797% due 11/15/2017	EUR	2,565	3,911
8.000% due 05/22/2068		4,600	6,636
AutoZone, Inc.
5.875% due 10/15/2012		$2,000	2,004
6.500% due 01/15/2014		600	642
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,764
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,118

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
0.886% due 05/23/2017	EUR	8,450	$9,651
5.750% due 12/01/2017		$200	230
6.500% due 08/01/2016		300	347
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,494
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,983
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,195
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,704
Citigroup, Inc.
0.722% due 11/05/2014		21,000	20,685
3.625% due 11/30/2017	EUR	8,250	9,599
6.000% due 08/15/2017		$52	61
6.393% due 03/06/2023	EUR	500	649
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,257
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,642
Countrywide Capital
8.050% due 06/15/2027		500	578
General Electric Capital Corp.
3.800% due 06/18/2019		300	317
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		2,200	2,430
HCP, Inc.
5.650% due 12/15/2013		6,000	6,335
HSBC USA, Inc.
2.375% due 02/13/2015		200	206
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,504
6.625% due 11/15/2013		5,500	5,775
6.750% due 09/01/2016		7,100	8,014
JPMorgan Chase & Co.
3.450% due 03/01/2016		2,100	2,241
6.300% due 04/23/2019		1,000	1,231
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013^		800	210
6.875% due 05/02/2018^		7,000	1,855
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,775
Loews Corp.
5.250% due 03/15/2016		1,200	1,354
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,054
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	4,500	5,691
0.595% due 08/25/2014		1,000	1,260
0.675% due 01/31/2014		4,700	5,969
6.750% due 05/21/2013		1,100	1,465
Morgan Stanley
0.593% due 11/29/2013		5,050	6,433
0.789% due 05/02/2014		300	378
0.912% due 04/13/2016		1,700	2,022
0.917% due 01/16/2017		2,150	2,507
4.100% due 01/26/2015		$700	725
6.250% due 08/28/2017		300	341
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,120
RBS Capital Trust
4.709% due 07/01/2013 (d)		1,560	983
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,098
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sheraton Holding Corp.
7.375% due 11/15/2015		$5,000	$5,819
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	6,056
Union Pacific Corp.
4.163% due 07/15/2022		875	999
WM Covered Bond Program
4.375% due 09/16/2014	EUR	33,100	45,042

			266,444

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		$516	470
American Home Mortgage Assets LLC
0.407% due 05/25/2046		583	369
0.427% due 10/25/2046		2,042	1,192
0.447% due 09/25/2046^		280	35
0.848% due 02/25/2047		6,334	3,503
Banc of America Funding Corp.
0.499% due 06/20/2047		2,000	998
2.634% due 02/20/2036		2,321	2,316
3.077% due 11/20/2034		1,252	1,099
5.500% due 08/25/2035		3,837	3,866
5.572% due 03/20/2036		679	569
5.630% due 01/20/2047^		492	351
5.922% due 10/20/2046^		154	112
6.000% due 03/25/2037		1,218	1,019
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		33,417	33,460
Banc of America Mortgage Trust
3.111% due 06/25/2035		1,050	913
3.116% due 09/25/2035		171	151
5.310% due 04/25/2035		954	943
BCAP LLC Trust
0.957% due 01/26/2047		1,383	1,086
5.013% due 02/26/2036		689	622
5.250% due 02/26/2036		2,590	2,601
5.250% due 04/26/2037		3,259	3,020
5.250% due 08/26/2037		3,749	3,700
5.491% due 03/26/2037		6,300	5,087
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		4,284	4,203
2.570% due 03/25/2035		3,759	3,805
2.648% due 10/25/2035		960	982
2.803% due 10/25/2033		373	378
2.959% due 02/25/2034		78	77
2.991% due 01/25/2035		1,269	1,179
3.078% due 03/25/2035		758	764
3.189% due 05/25/2034		358	348
3.229% due 05/25/2034		524	519
3.399% due 11/25/2034		18	18
4.756% due 07/25/2034		848	859
5.141% due 08/25/2035		524	529
Bear Stearns Alt-A Trust
2.694% due 01/25/2036^		115	70
2.768% due 11/25/2035^		195	143
2.863% due 02/25/2036^		59	32
2.865% due 08/25/2036^		1,322	358
2.921% due 11/25/2036		4,745	3,190
2.937% due 08/25/2036^		420	260
3.006% due 09/25/2035		5,733	4,660
4.848% due 11/25/2036^		982	725
5.493% due 08/25/2036^		3,169	2,198
CC Mortgage Funding Corp.
0.447% due 05/25/2036		2,990	2,300
Chase Mortgage Finance Corp.
2.968% due 02/25/2037		1,712	1,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	$2,736	$2,806
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,437	1,428
2.340% due 09/25/2035	1,676	1,627
2.600% due 05/25/2035	360	350
3.109% due 09/25/2037^	2,466	1,858
5.642% due 03/25/2037^	1,960	1,023
Commercial Mortgage Pass-Through Certificates
2.562% due 07/10/2046 (a)	38,669	2,426
2.648% due 07/10/2046 (a)	26,023	2,214
Countrywide Alternative Loan Trust
0.357% due 04/25/2047	2,305	1,717
0.387% due 01/25/2037^	1,099	761
0.399% due 02/20/2047	718	403
0.407% due 09/25/2046	1,914	1,265
0.414% due 12/20/2046	7,521	4,648
0.417% due 05/25/2036	141	89
0.427% due 07/25/2046	124	79
0.429% due 03/20/2046	174	105
0.429% due 07/20/2046^	1,608	767
0.447% due 08/25/2046	341	65
0.567% due 05/25/2037^	1,179	674
0.617% due 09/25/2035	997	768
1.148% due 12/25/2035	168	119
1.548% due 08/25/2035	1,020	728
1.648% due 11/25/2035	774	530
2.188% due 11/25/2035	659	467
2.897% due 02/25/2037^	474	361
5.250% due 06/25/2035	471	406
6.000% due 10/25/2032	6	6
6.000% due 01/25/2037^	2,331	1,769
6.250% due 08/25/2037^	858	625
Countrywide Home Loan Mortgage Pass-Through Trust
0.487% due 03/25/2035	1,830	1,567
0.507% due 04/25/2035	40	30
0.537% due 03/25/2035	1,333	850
0.547% due 02/25/2035	28	24
2.657% due 11/25/2034	2,074	1,901
2.803% due 03/25/2037^	732	432
2.809% due 02/20/2036^	2,173	1,434
2.863% due 08/25/2034	936	794
2.896% due 05/20/2036	1,232	921
2.898% due 02/25/2047^	840	582
3.012% due 08/25/2034	184	154
4.181% due 11/19/2033	49	50
Credit Suisse First Boston Mortgage Securities Corp.
1.367% due 03/25/2034^	473	414
2.120% due 05/25/2032	14	14
2.605% due 07/25/2033	61	61
2.699% due 08/25/2033	277	281
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	16,942	298
1.566% due 11/10/2046 (a)	43,173	2,196
Deutsche ALT-A Securities, Inc.
0.357% due 07/25/2047	1,320	979
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035	2,200	2,166
Downey Savings & Loan Association Mortgage Loan Trust
0.539% due 07/19/2045	341	40
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	318	318
2.614% due 08/25/2035	591	563
2.619% due 10/25/2035	558	540
First Republic Mortgage Loan Trust
0.571% due 11/15/2031	125	124

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	$86	$85
Greenpoint Mortgage Funding Trust
0.397% due 01/25/2037	1,126	657
0.427% due 04/25/2036	963	586
0.487% due 11/25/2045	201	143
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	82	81
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,263
GSR Mortgage Loan Trust
1.870% due 03/25/2033	388	393
2.641% due 09/25/2035	700	637
2.647% due 09/25/2035	1,497	1,511
2.862% due 04/25/2035	132	128
2.899% due 01/25/2035	1,767	1,754
3.004% due 05/25/2035	490	447
5.138% due 11/25/2035	2,248	2,260
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	2,448	1,396
0.409% due 09/19/2037	1,885	1,322
0.459% due 03/19/2036	302	187
2.958% due 05/19/2033	636	641
3.077% due 07/19/2035	343	285
Homebanc Mortgage Trust
5.520% due 04/25/2037	1,600	847
5.588% due 04/25/2037	816	680
Impac CMB Trust
0.997% due 10/25/2034	1,070	949
1.217% due 07/25/2033	80	72
Indymac Index Mortgage Loan Trust
0.407% due 04/25/2037	320	124
0.407% due 09/25/2046	5,994	4,043
0.457% due 06/25/2037	1,601	1,257
0.467% due 02/25/2037	1,100	355
0.517% due 06/25/2037^	715	280
2.671% due 12/25/2034	236	206
Indymac Mortgage Loan Trust
0.517% due 11/25/2035^	447	207
4.218% due 11/25/2035	3,709	3,206
5.418% due 08/25/2036	1,467	1,484
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	434	438
5.550% due 10/25/2036	351	349
JPMorgan Mortgage Trust
2.365% due 11/25/2033	355	355
3.005% due 07/25/2035	641	624
5.165% due 02/25/2036	1,782	1,506
5.318% due 09/25/2035	1,144	1,106
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	3,434	2,285
0.517% due 05/25/2047	1,686	422
2.624% due 11/21/2034	170	171
MASTR Alternative Loans Trust
0.617% due 03/25/2036	544	94
6.000% due 03/25/2036	4,596	3,444
Mellon Residential Funding Corp.
0.701% due 06/15/2030	88	89
2.610% due 10/20/2029	49	50
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	4,339	3,934
1.986% due 10/25/2035	4,574	4,449
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	2,093	1,778
0.467% due 08/25/2036	305	298
2.539% due 02/25/2033	234	236
2.574% due 06/25/2035	1,120	1,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049	$700	$805
Nomura Asset Acceptance Corp.
0.977% due 08/25/2034	138	132
Opteum Mortgage Acceptance Corp.
0.497% due 12/25/2035	3,906	3,168
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	2,776	1,498
0.397% due 06/25/2046	5,184	2,282
0.417% due 12/25/2046^	1,288	410
0.427% due 04/25/2046	82	41
0.487% due 05/25/2046^	1,053	256
0.522% due 09/25/2046	1,677	361
Residential Asset Securitization Trust
0.667% due 12/25/2036^	578	201
6.250% due 10/25/2036^	556	400
6.500% due 08/25/2036^	945	631
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	492	391
6.500% due 03/25/2032	119	125
Royal Bank of Scotland Capital Funding Trust
6.204% due 12/16/2049	4,600	5,498
Sequoia Mortgage Trust
2.625% due 04/20/2035	518	522
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030	528	540
Structured Adjustable Rate Mortgage Loan Trust
2.756% due 02/25/2036	3,900	2,983
2.778% due 02/25/2034	411	418
2.817% due 08/25/2035	1,206	1,080
2.828% due 04/25/2034	586	584
2.923% due 09/25/2034	183	185
4.720% due 09/25/2036^	1,537	807
5.103% due 05/25/2036	1,600	1,459
Structured Asset Mortgage Investments, Inc.
0.407% due 06/25/2036	176	131
0.427% due 05/25/2046	1,123	653
0.437% due 05/25/2036	1,868	1,237
0.437% due 09/25/2047	6,300	3,211
0.467% due 09/25/2047	285	34
0.477% due 05/25/2046	214	31
0.477% due 05/25/2046^	276	33
0.517% due 08/25/2036	1,800	561
0.527% due 12/25/2035	17	11
0.799% due 07/19/2034	31	31
1.648% due 08/25/2047	3,069	2,100
Structured Asset Securities Corp.
2.843% due 10/28/2035	731	661
5.500% due 09/25/2035	1,824	1,858
Thornburg Mortgage Securities Trust
1.467% due 06/25/2037	3,544	3,322
1.467% due 06/25/2047	1,790	1,564
2.990% due 10/25/2043	181	182
5.750% due 06/25/2037	18,885	18,689
5.750% due 06/25/2047	5,176	4,741
5.800% due 03/25/2037	2,201	2,011
6.118% due 09/25/2037	668	687
UBS-Citigroup Commercial Mortgage Trust
2.713% due 01/10/2045 (a)	23,818	3,317
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	357	335
0.497% due 11/25/2045	7,993	6,847
0.507% due 07/25/2045	3,141	2,892
0.527% due 01/25/2045	769	742
0.557% due 01/25/2045	6,091	5,708
0.620% due 11/25/2034	1,723	1,661
0.908% due 04/25/2047	6,302	5,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.958% due 12/25/2046	$305	$262
1.128% due 06/25/2046	1,741	1,514
1.148% due 02/25/2046	3,954	3,537
1.344% due 05/25/2041	8	8
2.344% due 02/27/2034	658	671
2.434% due 12/25/2035	1,000	902
2.453% due 06/25/2033	181	187
2.488% due 10/25/2035	2,000	1,862
2.516% due 04/25/2035	1,000	917
2.534% due 02/25/2037^	3,806	2,790
2.594% due 07/25/2046	7	6
2.594% due 10/25/2046	326	290
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.467% due 07/25/2046	116	24
0.908% due 04/25/2047^	390	28
0.918% due 04/25/2047	952	244
0.988% due 05/25/2047	651	117
1.088% due 07/25/2046^	997	463
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	482	401
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	705	572
2.620% due 06/25/2035	867	882
2.630% due 06/25/2035	2,965	3,037
2.648% due 10/25/2035	600	538
2.649% due 04/25/2036	218	221
2.656% due 10/25/2035	766	737
4.681% due 12/25/2033	12	12
5.596% due 04/25/2036	560	251

		307,585

MUNICIPAL BONDS & NOTES 0.9%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	141
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	1,000	1,360
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	800	662
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	264
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,940
7.950% due 03/01/2036	900	1,076
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	2,900	3,002
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,255	1,234
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	10,297
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	200	241
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	200	241
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	10,927
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	7,039

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	$600	$698
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2023	2,500	3,105
5.000% due 03/15/2025	2,700	3,306
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,144
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,300	1,062
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	600	499

		48,238

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 10/29/2012 (d)	640	4,770
SLM Corp. CPI Linked Security
3.664% due 03/15/2017	20,000	488

		5,258

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
0.317% due 01/25/2021	$20	20
0.337% due 03/25/2034	141	140
0.417% due 10/27/2037	800	796
0.517% due 03/25/2036	82	82
0.647% due 11/25/2040	10,992	11,030
0.667% due 11/25/2040	12,046	12,076
0.717% due 10/25/2040 - 12/25/2040	19,175	19,300
1.348% due 06/01/2043	133	135
2.200% due 01/01/2023	45	48
2.249% due 12/01/2034	519	548
2.250% due 06/01/2035	1,049	1,126
2.272% due 08/01/2023	94	101
2.290% due 11/01/2022	14	14
2.335% due 04/01/2032	45	46
2.492% due 11/01/2034	3,338	3,586
2.633% due 12/01/2030	15	16
2.773% due 08/01/2036	296	318
3.500% due 11/01/2021 - 11/01/2042	332,368	355,886
4.000% due 12/01/2039 - 11/01/2042	238,622	257,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 10/01/2033 - 11/01/2042	$63,123	$68,467
5.370% due 12/01/2015	2,486	2,742
6.000% due 04/25/2043 - 07/25/2044	2,212	2,485
Freddie Mac
0.571% due 12/15/2030	47	47
0.701% due 10/15/2040	7,924	7,970
0.821% due 12/15/2037	5,347	5,400
1.306% due 10/25/2044	4,097	4,133
1.348% due 02/25/2045	299	292
1.740% due 10/25/2021 (a)	30,469	3,351
2.235% due 06/01/2022	99	101
2.856% due 09/01/2035	168	180
4.500% due 07/15/2023	52	53
6.000% due 12/01/2033	1,256	1,395
6.500% due 11/15/2023	126	132
9.050% due 06/15/2019	2	2
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	460	476
1.750% due 05/20/2022 - 05/20/2030	505	527
2.000% due 07/20/2022 - 05/20/2030	153	160
6.000% due 08/20/2034	11,968	14,493
NCUA Guaranteed Notes
0.698% due 11/05/2020	59,800	59,980
0.788% due 12/08/2020	25,711	25,898
Small Business Administration
5.110% due 04/01/2025	146	165

		860,841

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.000% due 05/15/2042 (i)(j)	1,500	1,558
3.125% due 11/15/2041	17,700	18,884
3.750% due 08/15/2041 (h)(i)	3,800	4,550
5.500% due 08/15/2028 (h)(i)	20,100	28,796
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(i)	19,166	20,658
1.750% due 01/15/2028 (i)(j)	4,484	5,819
2.375% due 01/15/2027 (h)(i)	4,775	6,604
2.500% due 01/15/2029 (i)(j)	1,921	2,753

		89,622

Total United States (Cost $1,621,445)		1,665,760

SHORT-TERM INSTRUMENTS 14.3%

CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$5,100	5,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$18,900	$18,864

			23,904

COMMERCIAL PAPER 0.3%
Santander Commercial Paper S.A
2.200% due 04/02/2013		8,000	7,911
3.100% due 10/01/2013		9,000	8,718

			16,629

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		10,700	10,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $10,845. Repurchase proceeds are $10,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		7,453	7,453
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $7,606. Repurchase proceeds are $7,453.)

			18,153

MEXICO TREASURY BILLS 0.5%
4.522% due 10/04/2012	MXN	370,000	28,735

U.S. TREASURY BILLS 1.2%
0.136% due 10/18/2012 - 08/22/2013 (b)(f)(h)(i)(j)		$61,638	61,593

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 11.5%
PIMCO Short-Term Floating NAV Portfolio		60,676,457	608,160

Total Short-Term Instruments (Cost $757,467)			757,174

PURCHASED OPTIONS (l) 0.1%
(Cost $4,565)			4,196

Total Investments 121.7% (Cost $6,253,076)			$6,435,820

Written Options (m) (0.4%) (Premiums $17,758)			(19,397)

Other Assets and Liabilities (Net) (21.3%)			(1,128,318)

Net Assets 100.0%			$5,288,105

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,557 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $429,534 at a weighted average interest rate of 0.337%.
(h)	Securities with an aggregate market value of $69,385 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $18,723 and cash of $5,140 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	3,151	$(1,883)
Canada Government 10-Year Bond December Futures	Short	12/2012	269	(324)
Euro-Bobl December Futures	Long	12/2012	1,708	(487)
Euro-BTP Italy Government Bond December Futures	Long	12/2012	151	899
Euro-Bund 10-Year Bond December Futures	Long	12/2012	2,581	6,602
Japan Government 10-Year Bond December Futures	Long	12/2012	543	1,952
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	376	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	1,467	605
U.S. Treasury 10-Year Note December Futures	Long	12/2012	1,353	700
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	238	(234)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	312	607

				$8,437

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $7,287 and cash of $13,613 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	38,900	$(1,119)	$(704)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		504,700	(30,064)	(27,183)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	32,120,000	5,577	1,764
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041		2,700,000	2,867	(1,066)

						$(22,739)	$(27,189)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.064%	$	5,000	$(59)	$0	$(59)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.115%		600	(9)	0	(9)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.072%		2,000	(3)	0	(3)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	1.658%		1,550	7	0	7
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.321%		3,000	(89)	0	(89)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.158%		2,669	(43)	0	(43)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.411%		1,600	(16)	11	(27)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.411%		1,600	(14)	0	(14)
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	0.648%		3,000	(51)	0	(51)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	2.221%		4,000	236	0	236
Hanson Building Materials, Inc.	BRC	(5.000%	)	09/20/2016	1.398%		1,000	(140)	485	(625)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	1.398%		1,000	15	243	(228)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.265%		6,000	(134)	0	(134)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.442%		700	(10)	0	(10)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	1.974%		1,000	(75)	98	(173)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	1.974%		4,000	(169)	548	(717)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.384%		1,150	2	0	2
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.233%		4,000	(45)	0	(45)
Newell Rubbermaid, Inc.	GST	(0.780%	)	06/20/2013	0.130%		5,000	(25)	0	(25)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.131%		2,500	(9)	0	(9)
Ryder System, Inc.	CBK	(1.160%	)	03/20/2013	0.410%		5,000	(20)	0	(20)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.622%		6,900	(37)	0	(37)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.622%		6,000	(27)	198	(225)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	0.693%		5,000	(275)	231	(506)
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.267%		5,000	110	0	110
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.280%		1,400	(7)	0	(7)
U.S. Treasury Notes	DUB	(0.250%	)	12/20/2017	0.332%	EUR	9,500	68	69	(1)
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		1,300	7	6	1
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.240%	$	200	(5)	(3)	(2)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.245%		800	(11)	30	(41)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	BPS	(1.000%	)	12/20/2017	0.523%	$	2,300	$(57)	$(56)	$(1)
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.523%		8,700	(216)	(222)	6
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		21,000	(522)	(525)	3
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.560%		6,400	(142)	0	(142)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.962%	GBP	2,425	(503)	0	(503)
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.962%		1,650	(342)	0	(342)

								$(2,610)	$1,113	$(3,723)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$	5,700	$63	$105	$(42)
Australia Government Bond	DUB	1.000%	03/20/2016	0.320%		9,000	215	191	24
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		8,400	209	128	81
Australia Government Bond	DUB	1.000%	12/20/2016	0.404%		4,300	109	11	98
Australia Government Bond	MYC	1.000%	09/20/2016	0.380%		4,600	114	40	74
Australia Government Bond	MYC	1.000%	12/20/2016	0.404%		2,800	71	8	63
Australia Government Bond	RYL	1.000%	03/20/2016	0.320%		17,300	414	374	40
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		12,800	319	157	162
Australia Government Bond	RYL	1.000%	12/20/2016	0.404%		11,900	302	24	278
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		16,800	418	277	141
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.579%		6,000	83	(106)	189
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		1,300	23	14	9
China Government International Bond	DUB	1.000%	03/20/2016	0.510%		600	10	6	4
Italy Government International Bond	BPS	1.000%	06/20/2017	3.354%		2,300	(231)	(337)	106
Italy Government International Bond	DUB	1.000%	06/20/2017	3.354%		2,700	(270)	(413)	143
Italy Government International Bond	GST	1.000%	06/20/2017	3.354%		11,600	(1,161)	(1,919)	758
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.137%		7,900	154	0	154
Spain Government International Bond	MYC	1.000%	06/20/2017	3.727%		400	(45)	(63)	18
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.120%	JPY	20,000	(6)	(11)	5
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.382%		100,000	(44)	(99)	55
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.624%		130,000	(19)	(53)	34
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		30,000	(4)	(10)	6
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		10,000	(3)	(4)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.382%		60,000	(26)	(41)	15
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	3.120%		30,000	(9)	(25)	16
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.167%	EUR	16,300	57	(239)	296
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		8,200	15	(150)	165
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	7,900	176	75	101
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		3,100	69	23	46
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		26,500	590	173	417
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		22,400	498	149	349

							$2,091	$(1,715)	$3,806

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$	7,600	$(60)	$(208)	$148
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		7,900	(62)	(213)	151
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		23,200	(182)	(821)	639
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		13,500	(163)	(287)	124

						$(467)	$(1,529)	$1,062

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$	77,040	JPY	6,394,320	$(4,826)	$46	$(4,872)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	JPM		11,220		920,000	(576)	(3)	(573)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS		115,292		9,100,000	(1,046)	146	(1,192)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		50,300		4,024,000	(1,113)	(291)	(822)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB		115,830		9,200,000	(1,682)	(18)	(1,664)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA		116,015		9,200,000	(1,494)	73	(1,567)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS		120,500		9,600,000	(2,111)	(620)	(1,491)

								$(12,848)	$(667)	$(12,181)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	6,700	$832	$(36)	$868
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	380,000	372	109	263
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		2,860,000	2,800	779	2,021
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		4,400,000	5,216	2,587	2,629
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	139,800	505	45	460
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		218,700	790	(240)	1,030
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		195,800	369	7	362
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		72,500	323	32	291
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		64,900	289	36	253
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		803,400	3,582	608	2,974
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		55,900	74	(62)	136
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		44,100	59	(44)	103
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		512,500	460	(104)	564
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		144,000	129	(30)	159
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		100,200	678	(204)	882
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		49,700	336	(223)	559
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		25,600	252	15	237

							$17,066	$3,275	$13,791

(l)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	37,000	$2,984	$2,767
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,100	1,581	1,429

								$4,565	$4,196

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	18,400	$0	$(85)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		18,400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		9,300	0	(43)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		9,300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		47,000	0	(509)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		47,000	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		18,700	129	(475)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		18,700	445	(25)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		156,000	2,964	(2,673)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		80,200	1,512	(1,374)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		137,200	713	(3,485)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		137,200	3,762	(184)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		224,700	2,664	(8,860)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		224,700	4,249	(123)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		24,700	348	(974)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		24,700	410	(13)

								$17,196	$(18,823)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	16,000	$75	$(193)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		26,000	130	(314)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		16,000	75	(16)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		26,000	130	(25)

							$410	$(548)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	6,400	$82	$(10)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		7,100	70	(16)

							$152	$(26)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	790	$1,221,500	$15,741
Sales	819	414,772	6,727
Closing Buys	(1,609)	(342,572)	(4,710)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$1,293,700	$17,758

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	2,450	$	2,498	BRC	$0	$(41)	$(41)
10/2012		7,390		7,798	CBK	137	0	137
10/2012		1,518		1,571	DUB	0	(3)	(3)
10/2012		4,890		5,083	HUS	14	0	14
10/2012		42,982		44,701	JPM	147	0	147
10/2012		230,848		238,044	RBC	0	(1,246)	(1,246)
10/2012	BRL	1,488		733	UAG	0	(1)	(1)
10/2012	CNY	88,048		13,805	HUS	0	(186)	(186)
10/2012		68,587		10,700	JPM	0	(198)	(198)
10/2012	EUR	454,805		570,958	BRC	208	(13,697)	(13,489)
10/2012		222,359		279,080	CBK	0	(6,662)	(6,662)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	428,563	$	538,132	HUS	$57	$(12,649)	$(12,592)
10/2012		314,801		397,106	JPM	701	(8,130)	(7,429)
10/2012		26,537		34,230	RYL	129	0	129
10/2012		64,347		82,675	UAG	264	(278)	(14)
10/2012	INR	7,642		132	HUS	0	(13)	(13)
10/2012	MXN	370,000		28,538	UAG	0	(201)	(201)
10/2012	PHP	1,799		41	CBK	0	(2)	(2)
10/2012	SGD	49		39	RYL	0	(1)	(1)
10/2012	$	514	AUD	493	BPS	0	(3)	(3)
10/2012		5,515		5,265	RBC	0	(57)	(57)
10/2012		725	BRL	1,488	UAG	9	0	9
10/2012		1,222	CNY	7,746	HUS	9	0	9
10/2012		23,427		148,890	UAG	232	0	232
10/2012		410,309	EUR	319,307	BOA	16	0	16
10/2012		350,333		272,170	BPS	0	(581)	(581)
10/2012		53,718		41,175	BRC	133	(939)	(806)
10/2012		510,274		394,134	CBK	1,036	(4,828)	(3,792)
10/2012		66,299		52,881	DUB	1,670	(14)	1,656
10/2012		464,446		359,883	JPM	0	(1,978)	(1,978)
10/2012		91,290		71,862	RYL	1,280	(223)	1,057
10/2012		137	INR	7,642	HUS	7	0	7
10/2012		133	MYR	423	HUS	5	0	5
10/2012		43	PHP	1,799	CBK	0	0	0
10/2012		19,314	ZAR	160,251	BRC	0	(124)	(124)
10/2012		13,811		114,089	HUS	0	(148)	(148)
10/2012		385		3,194	JPM	0	(2)	(2)
10/2012	ZAR	158,233	$	19,007	BRC	136	(78)	58
10/2012		134,027		16,192	CBK	142	0	142
10/2012		45,490		5,497	DUB	49	0	49
10/2012		17,231		2,084	GLM	21	0	21
10/2012		141,795		16,805	HUS	0	(176)	(176)
10/2012		29,066		3,515	JPM	34	0	34
10/2012		51,796		6,265	MSC	62	0	62
11/2012	AUD	1,896		1,971	BRC	9	0	9
11/2012	EUR	319,307		410,444	BOA	0	(6)	(6)
11/2012		269,169		346,526	BPS	526	0	526
11/2012		313,310		405,364	CBK	3,077	(461)	2,616
11/2012		35,128		44,785	DUB	0	(379)	(379)
11/2012		41,744		52,678	FBF	0	(991)	(991)
11/2012		8,062		10,374	HUS	11	0	11
11/2012		369,561		477,199	JPM	2,151	0	2,151
11/2012		102,030		129,790	UAG	67	(1,453)	(1,386)
11/2012	HKD	156		20	JPM	0	0	0
11/2012	NOK	35,399		6,028	DUB	0	(139)	(139)
11/2012	NZD	211,179		174,223	BOA	0	(461)	(461)
11/2012	$	2,743	AUD	2,634	WST	0	(18)	(18)
11/2012		2,116	DKK	12,616	BRC	60	0	60
11/2012		2,118		12,616	DUB	59	0	59
11/2012		32,393	EUR	25,187	BRC	0	(17)	(17)
11/2012		1,605	NZD	1,937	CBK	0	(2)	(2)
11/2012		56	TWD	1,640	BRC	0	0	0
12/2012	BRL	1,488	$	719	UAG	0	(10)	(10)
12/2012	CAD	40,454		41,398	BPS	322	0	322
12/2012		8,985		9,198	BRC	75	0	75
12/2012		17,458		17,884	DUB	157	0	157
12/2012		60,256		61,390	HUS	208	0	208
12/2012		14,063		14,356	JPM	77	0	77
12/2012		8,793		9,009	RBC	81	0	81
12/2012	GBP	1,685		2,736	BRC	16	0	16
12/2012		52,145		82,862	FBF	0	(1,325)	(1,325)
12/2012		8,580		13,903	HUS	51	0	51
12/2012		4,948		8,010	JPM	22	0	22
12/2012		7,610		12,343	RBC	57	0	57
12/2012		122,232		195,557	RYL	9	(1,792)	(1,783)
12/2012	JPY	12,262,611		156,508	BRC	0	(720)	(720)
12/2012		2,768,644		35,543	CBK	44	0	44
12/2012	MXN	15,041		1,165	CBK	4	0	4
12/2012		21,401		1,657	DUB	5	0	5
12/2012		4		0	FBF	0	0	0
12/2012		277,308		21,183	HUS	0	(229)	(229)
12/2012		155,798		12,068	JPM	38	0	38

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	MXN	1,644,253	$	126,348	MSC	$262	$(874)	$(612)
12/2012		839,825		64,548	UAG	122	(420)	(298)
12/2012	$	53,162	CAD	51,969	BRC	0	(394)	(394)
12/2012		5,549		5,390	CBK	0	(76)	(76)
12/2012		14,365		13,973	HUS	0	(177)	(177)
12/2012		4,869		4,728	JPM	0	(69)	(69)
12/2012		451		438	RYL	0	(6)	(6)
12/2012		3,237	GBP	1,993	BPS	0	(19)	(19)
12/2012		6,553		4,077	JPM	29	0	29
12/2012		1,004		622	RYL	1	0	1
12/2012		11,605	JPY	913,291	BRC	105	0	105
12/2012		12,120		946,375	CBK	14	0	14
12/2012		11,221		877,452	DUB	30	0	30
12/2012		3,204		250,990	HUS	14	0	14
12/2012		2,487		194,682	JPM	9	0	9
12/2012		11,006		856,784	UAG	0	(21)	(21)
12/2012		11,133	MXN	143,294	CBK	13	(82)	(69)
12/2012		6,498		86,401	DUB	173	0	173
12/2012		6,926		89,478	GLM	0	(17)	(17)
12/2012		13,797		180,109	HUS	125	(15)	110
12/2012		46,673		632,567	JPM	2,170	0	2,170
12/2012		7,348		96,232	MSC	105	(23)	82
12/2012		23,103		305,953	UAG	596	(75)	521
01/2013		62	CLP	31,472	HUS	3	0	3
01/2013		16	IDR	160,910	MSC	0	0	0
02/2013	CNY	7,746	$	1,218	HUS	0	(1)	(1)
02/2013		487,918		76,578	JPM	0	(190)	(190)
03/2013	PHP	1,799		43	CBK	0	0	0
05/2013	EUR	29,791		37,653	BOA	0	(727)	(727)
05/2013		41,483		53,190	BRC	0	(255)	(255)
05/2013		58,120		74,582	DUB	0	(294)	(294)
05/2013		32,989		42,024	FBF	0	(477)	(477)
05/2013		36,823		46,605	UAG	0	(836)	(836)
08/2013	$	9,898	CNY	62,000	DUB	0	(207)	(207)
08/2013		6,995		44,000	RYL	0	(118)	(118)
08/2013		7,648		48,000	UAG	0	(145)	(145)
04/2014		3,329		20,257	BRC	0	(199)	(199)
04/2014		6,958		42,376	CBK	0	(410)	(410)
04/2014		2,550		15,530	GST	0	(150)	(150)
04/2014		2,220		13,509	HUS	0	(132)	(132)
04/2014		4,437		27,025	JPM	0	(261)	(261)
04/2014		7,513		45,887	RYL	0	(422)	(422)
04/2014		4,438		27,005	UAG	0	(265)	(265)
09/2015		1,350		8,289	BOA	0	(101)	(101)
09/2015		4,119		25,039	BRC	0	(347)	(347)
09/2015		16,146		97,612	CBK	0	(1,441)	(1,441)
09/2015		3,907		23,610	JPM	0	(350)	(350)
09/2015		1,300		7,998	MSC	0	(95)	(95)

						$17,395	$(70,153)	$(52,758)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$59,872	$0	$59,872
Mortgage-Backed Securities	0	8,952	0	8,952
Sovereign Issues	0	35,080	0	35,080
Belgium
Sovereign Issues	0	33,422	0	33,422
Canada
Corporate Bonds & Notes	0	31,522	0	31,522
Sovereign Issues	0	70,962	0	70,962
Cayman Islands
Asset-Backed Securities	0	15,611	12,283	27,894
Corporate Bonds & Notes	0	6,902	0	6,902

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Chile
Corporate Bonds & Notes	$0	$486	$0	$486
Denmark
Corporate Bonds & Notes	0	2,480	0	2,480
France
Asset-Backed Securities	0	292	0	292
Corporate Bonds & Notes	0	210,426	0	210,426
Sovereign Issues	0	23,027	0	23,027
Germany
Corporate Bonds & Notes	0	343,395	0	343,395
Sovereign Issues	0	130,373	0	130,373
Ireland
Asset-Backed Securities	0	7,996	0	7,996

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	119

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Corporate Bonds & Notes	$0	$68,898	$0	$68,898
Mortgage-Backed Securities	0	5,737	0	5,737
Italy
Corporate Bonds & Notes	0	16,287	0	16,287
Mortgage-Backed Securities	0	11,018	0	11,018
Sovereign Issues	0	302,926	0	302,926
Japan
Corporate Bonds & Notes	0	10,068	0	10,068
Sovereign Issues	0	203,830	0	203,830
Jersey, Channel Islands
Asset-Backed Securities	0	0	510	510
Luxembourg
Asset-Backed Securities	0	5,658	0	5,658
Corporate Bonds & Notes	0	5,006	0	5,006
Mexico
Sovereign Issues	0	100,668	0	100,668
Netherlands
Asset-Backed Securities	0	23,882	0	23,882
Corporate Bonds & Notes	0	138,929	0	138,929
Mortgage-Backed Securities	0	1,998	0	1,998
Sovereign Issues	0	523,029	0	523,029
New Zealand
Sovereign Issues	0	172,092	0	172,092
Norway
Corporate Bonds & Notes	0	70,629	0	70,629
South Africa
Sovereign Issues	0	36,016	0	36,016
South Korea
Corporate Bonds & Notes	0	5,572	0	5,572
Spain
Corporate Bonds & Notes	0	10,243	0	10,243
Sovereign Issues	0	188,859	0	188,859
Supranational
Corporate Bonds & Notes	0	242,664	0	242,664
United Kingdom
Corporate Bonds & Notes	0	198,056	0	198,056
Mortgage-Backed Securities	0	227,633	0	227,633
Sovereign Issues	0	445,401	0	445,401

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
United States
Asset-Backed Securities	$0	$72,245	$0	$72,245
Bank Loan Obligations	0	15,527	0	15,527
Corporate Bonds & Notes	0	266,444	0	266,444
Mortgage-Backed Securities	0	294,692	12,893	307,585
Municipal Bonds & Notes	0	48,238	0	48,238
Preferred Securities	488	0	4,770	5,258
U.S. Government Agencies	0	774,963	85,878	860,841
U.S. Treasury Obligations	0	89,622	0	89,622
Short-Term Instruments
Certificates of Deposit	0	23,904	0	23,904
Commercial Paper	16,629	0	0	16,629
Repurchase Agreements	0	18,153	0	18,153
Mexico Treasury Bills	0	28,735	0	28,735
U.S. Treasury Bills	0	61,593	0	61,593
PIMCO Short-Term Floating NAV Portfolio	608,160	0	0	608,160
Purchased Options
Interest Rate Contracts	0	4,196	0	4,196
	$625,277	$5,694,209	$116,334	$6,435,820

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	5,275	0	5,275
Foreign Exchange Contracts	0	17,395	0	17,395
Interest Rate Contracts	11,365	15,555	0	26,920
	$11,365	$38,225	$0	$49,590

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,130)	0	(4,130)
Foreign Exchange Contracts	0	(82,334)	0	(82,334)
Interest Rate Contracts	(2,928)	(48,324)	(26)	(51,278)
	$(2,928)	$(134,788)	$(26)	$(137,742)

Totals	$633,714	$5,597,646	$116,308	$6,347,668

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$10,873	$2,984	$(567)	$36	$6	$223	$0	$(1,272)	$12,283	$217
Jersey, Channel Islands
Asset-Backed Securities	805	0	(264)	0	(14)	(17)	0	0	510	(18)
United States
Mortgage-Backed Securities	13,330	0	(399)	17	37	530	0	(622)	12,893	511
Preferred Securities	4,791	0	0	0	0	(21)	0	0	4,770	(21)
U.S. Government Agencies	89,796	0	(4,171)	0	0	253	0	0	85,878	258

	$119,595	$2,984	$(5,401)	$53	$29	$968	$0	$(1,894)	$116,334	$947

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(32)	$0	$0	$0	$0	$6	$0	$0	$(26)	$6

Totals	$119,563	$2,984	$(5,401)	$53	$29	$974	$0	$(1,894)	$116,308	$953

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$12,283	Benchmark Pricing	Base Price	95.74-99.99
Jersey, Channel Islands
Asset-Backed Securities	510	Benchmark Pricing	Base Price	100.40
United States
Mortgage-Backed Securities	12,893	Third Party Vendor	Broker Quote	78.50-98.70
Preferred Securities	4,770	Benchmark Pricing	Base Price	0.75
U.S. Government Agencies	85,878	Third Party Vendor	Broker Quote	100.30-100.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(26)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$116,308

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$4,196	$4,196
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1,525	1,525
Unrealized appreciation on foreign currency contracts	0	0	0	17,395	0	17,395
Unrealized appreciation on OTC swap agreements	0	5,275	0	0	13,791	19,066

	$0	$5,275	$0	$17,395	$19,512	$42,182

Liabilities:
Written options outstanding	$0	$0	$0	$0	$19,397	$19,397
Variation margin payable on financial derivative instruments (2)	0	0	0	0	21	21
Unrealized depreciation on foreign currency contracts	0	0	0	70,153	0	70,153
Unrealized depreciation on OTC swap agreements	0	4,130	0	12,181	0	16,311

	$0	$4,130	$0	$82,334	$19,418	$105,882

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	121

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(23)	$(23)
Net realized gain on futures contracts	0	0	0	0	29,497	29,497
Net realized gain on written options	0	0	0	883	3,542	4,425
Net realized gain on swaps	0	10,709	0	201	32,693	43,603
Net realized gain on foreign currency transactions	0	0	0	62,790	0	62,790

	$0	$10,709	$0	$63,874	$65,709	$140,292

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(369)	$(369)
Net change in unrealized appreciation on futures contracts	0	0	0	0	7,244	7,244
Net change in unrealized (depreciation) on written options	0	0	0	0	(4,346)	(4,346)
Net change in unrealized (depreciation) on swaps	0	(696)	0	(11,689)	(43,302)	(55,687)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(51,381)	0	(51,381)

	$0	$(696)	$0	$(63,070)	$(40,773)	$(104,539)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,437 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(27,189) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(3,295)	$1,540	$(1,755)
BPS	903	(6,480)	(5,577)
BRC	(15,656)	17,206	1,550
CBK	(8,860)	9,200	340
DUB	(12,457)	10,584	(1,873)
FBF	(2,132)	(7,620)	(9,752)
GLM	(22)	0	(22)
GST	(2,092)	1,431	(661)
HUS	(11,011)	11,428	417
JPM	(11,727)	12,664	937
MSC	(563)	781	218
MYC	2,983	(3,120)	(137)
RBC	(1,165)	2,038	873
RYL	2,692	(1,840)	852
RYM	(339)	0	(339)
UAG	(1,968)	2,515	547
WST	(18)	0	(18)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.5%

CORPORATE BONDS & NOTES 0.4%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$17,689
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	3,150
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	573

			21,412

SOVEREIGN ISSUES 2.1%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	66,540
5.500% due 12/15/2013		40,000	42,904

			109,444

Total Australia (Cost $127,228)			130,856

BAHRAIN 0.1%

SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,127

Total Bahrain (Cost $3,931)			4,127

BERMUDA 0.1%

CORPORATE BONDS & NOTES 0.1%
Noble Group Ltd.
6.625% due 08/05/2020		$200	209
6.750% due 01/29/2020		400	426
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,049
4.750% due 02/16/2021		1,000	1,111
6.500% due 06/10/2014		1,000	1,086
7.875% due 06/10/2019		450	583

Total Bermuda (Cost $4,164)			4,464

BRAZIL 2.9%

CORPORATE BONDS & NOTES 1.1%
Banco do Brasil S.A.
3.284% due 07/02/2014		$3,000	3,018
4.500% due 01/22/2015		1,600	1,688
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	515
Banco Santander Brasil S.A.
2.485% due 03/18/2014		4,500	4,428
4.500% due 04/06/2015		1,000	1,031
Braskem Finance Ltd.
7.000% due 05/07/2020		200	231
7.250% due 06/05/2018		100	116
CSN Islands Corp.
6.875% due 09/21/2019		1,780	1,994
CSN Resources S.A.
6.500% due 07/21/2020		7,400	8,010
Petrobras International Finance Co.
5.875% due 03/01/2018		4,550	5,208
7.875% due 03/15/2019		19,750	24,910
8.375% due 12/10/2018		2,800	3,584
Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	733
6.875% due 11/10/2039		1,800	2,111

			57,611

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	4,173	$2,073
10.000% due 01/01/2014		21,257	10,760
10.000% due 01/01/2017		164,118	83,854

			96,687

Total Brazil (Cost $155,230)			154,298

CANADA 2.9%

BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
4.000% due 03/10/2017		$1,965	1,971

CORPORATE BONDS & NOTES 0.9%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,464
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,854
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,166
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		4,300	4,839

			49,323

SOVEREIGN ISSUES 2.0%
Canada Government Bond
3.000% due 12/01/2036 (b)	CAD	9,084	15,159
Canada Housing Trust
2.400% due 12/15/2022		57,600	59,353
Province of Ontario
3.150% due 06/02/2022		29,300	31,021

			105,533

Total Canada (Cost $150,542)			156,827

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.1%
Babson CLO Ltd.
0.759% due 06/15/2016		$183	182
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		897	864
Denali Capital CLO Ltd.
0.743% due 08/23/2016		20	20
Galaxy CLO Ltd.
0.691% due 04/25/2019		1,282	1,240
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		61	61
Mountain View Funding CLO
0.715% due 04/15/2019		593	580
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		600	584
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		871	848
0.778% due 12/02/2016		95	95
Pacifica CDO Ltd.
0.708% due 01/26/2020		1,435	1,391
0.789% due 05/13/2016		256	255

			6,120

CORPORATE BONDS & NOTES 0.6%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	5,231
IPIC GMTN Ltd.
5.000% due 11/15/2020		10,900	11,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		$11,010	$12,435
QNB Finance Ltd.
3.125% due 11/16/2015		2,300	2,395

			32,024

Total Cayman Islands (Cost $35,269)			38,144

CHILE 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
3.750% due 09/22/2015		$5,600	5,813
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		40	52

Total Chile (Cost $5,631)			5,865

COLOMBIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,140	4,035

Total Colombia (Cost $3,783)			4,035

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,633
Nykredit Realkredit A/S
1.675% due 04/01/2038	DKK	1,625	283

Total Denmark (Cost $3,873)			3,916

EGYPT 0.0%

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012		$410	381

Total Egypt (Cost $410)			381

FINLAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	969

Total Finland (Cost $1,171)			969

FRANCE 1.4%

CORPORATE BONDS & NOTES 1.2%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	550	723
4.750% due 05/28/2013		50	66
BPCE S.A.
2.189% due 02/07/2014		$13,900	14,005
2.375% due 10/04/2013		10,900	10,954
Carrefour S.A.
5.375% due 06/12/2015	EUR	50	71
Credit Agricole S.A.
1.903% due 01/21/2014		$3,000	3,010
5.136% due 02/24/2016 (c)	GBP	300	352
7.589% due 01/30/2020 (c)		200	256
GDF Suez
6.875% due 01/24/2019	EUR	45	75
RCI Banque S.A.
2.328% due 04/11/2014		$8,240	8,075

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	123

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Generale S.A.
1.508% due 04/11/2014		$24,700	$24,616
5.125% due 12/19/2013	EUR	50	68

			62,271

SOVEREIGN ISSUES 0.2%
France Government Bond
1.800% due 07/25/2040 (b)		258	422
2.250% due 07/25/2020 (b)		2,437	3,726
3.150% due 07/25/2032 (b)		197	371
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014		1,545	2,066
3.375% due 05/05/2014		$2,980	3,120

			9,705

Total France (Cost $71,783)			71,976

GERMANY 0.6%

BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	1,000	1,292

CORPORATE BONDS & NOTES 0.6%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	35
FMS Wertmanagement AoR
2.250% due 07/14/2014		3,000	3,996
3.000% due 08/03/2018		7,300	10,365
KFW
3.625% due 01/20/2020		8,400	12,479
4.250% due 07/04/2014		1,300	1,791
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	738

			29,404

Total Germany (Cost $30,604)			30,696

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	5,345

Total Hong Kong (Cost $4,978)			5,345

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,037
5.000% due 01/15/2016		1,500	1,572
5.750% due 11/16/2020		200	214
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,776
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	513
State Bank of India
4.500% due 07/27/2015		1,000	1,041

Total India (Cost $10,770)			11,153

INDONESIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,190
7.750% due 01/20/2020		2,000	2,525

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		$1,280	$1,438

Total Indonesia (Cost $4,790)			5,153

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.0%
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	1,893	2,345

CORPORATE BONDS & NOTES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	425
7.700% due 08/07/2013		4,500	4,733
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		200	214
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	6,247
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	805

			12,424

SOVEREIGN ISSUES 0.1%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,224
5.450% due 11/22/2017		500	545

			3,769

Total Ireland (Cost $17,668)			18,538

ITALY 1.7%

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$5,100	4,991

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	31,258	35,670
5.500% due 09/01/2022		18,900	25,191
5.500% due 11/01/2022		19,030	25,223

			86,084

Total Italy (Cost $90,794)			91,075

JAPAN 1.8%

CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,198
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,880

			11,078

SOVEREIGN ISSUES 1.6%
Japan Government International Bond
0.500% due 03/20/2015	JPY	790,000	10,225
1.200% due 06/20/2021		330,000	4,436
1.500% due 09/20/2018		154,000	2,116
1.700% due 03/20/2017		1,550,000	21,219
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,387,400	19,383
1.400% due 06/10/2018		2,001,580	28,282

			85,661

Total Japan (Cost $81,221)			96,739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.7%

BANK LOAN OBLIGATIONS 0.1%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$3,950	$3,969

CORPORATE BONDS & NOTES 0.6%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	3,900	5,140
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$400	425
6.510% due 03/07/2022		10,400	12,277
8.625% due 04/28/2034		675	948
9.250% due 04/23/2019		300	392
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	110
9.000% due 06/11/2014		1,600	1,778
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		4,000	4,220
5.400% due 03/24/2017		1,300	1,399
5.499% due 07/07/2015		4,400	4,758
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	322

			31,769

Total Luxembourg (Cost $32,872)			35,738

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Axiata Labuan Ltd.
5.375% due 04/28/2020		$500	563

Total Malaysia (Cost $513)			563

MEXICO 3.5%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	656
6.375% due 03/01/2035		1,100	1,447
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,376
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	728
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	721
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	35
6.625% due 06/15/2035		250	315
Petroleos Mexicanos
5.500% due 06/27/2044		1,230	1,356
6.000% due 03/05/2020		4,100	4,920
6.500% due 06/02/2041		13,500	16,895
8.000% due 05/03/2019		5,370	7,054

			35,503

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	132,029	10,620
6.050% due 01/11/2040		$1,500	2,006
6.250% due 06/16/2016	MXN	72,600	5,917
6.500% due 06/10/2021		37,900	3,222
7.750% due 12/14/2017		227,463	19,931
8.000% due 12/17/2015		2,500	212
8.000% due 06/11/2020		389,330	35,769
8.500% due 12/13/2018		231,172	21,213
9.000% due 12/20/2012		266,888	20,963

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 12/05/2024	MXN	271,890	$29,759

			149,612

Total Mexico (Cost $173,294)			185,115

NETHERLANDS 1.3%

ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
1.443% due 10/15/2019	EUR	332	420
Wood Street CLO BV
1.222% due 11/22/2021		1,041	1,303

			1,723

CORPORATE BONDS & NOTES 1.3%
ABN Amro Bank NV
3.250% due 01/18/2013		3,150	4,084
3.250% due 09/21/2015		7,950	11,018
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$1,398	1,467
4.250% due 02/26/2014	EUR	50	67
Deutsche Telekom International Finance BV
6.000% due 01/20/2017		30	46
E.ON International Finance BV
5.800% due 04/30/2018		$3,000	3,636
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,817	2,456
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,300	3,692
10.500% due 03/25/2014		7,650	8,568
ING Bank NV
3.000% due 09/30/2014	EUR	4,100	5,540
3.250% due 03/03/2016		2,400	3,346
3.375% due 03/03/2014		1,930	2,591
3.900% due 03/19/2014		$4,600	4,821
4.250% due 03/19/2013	EUR	700	916
NIBC Bank NV
3.500% due 04/07/2014		1,200	1,617
NXP BV
3.247% due 10/15/2013		75	96
Rabobank Group
11.000% due 06/30/2019 (c)		$2,570	3,396
RWE Finance BV
6.625% due 01/31/2019	EUR	50	82
SABIC Capital BV
3.000% due 11/02/2015		$5,450	5,623
SNS Bank NV
3.500% due 03/10/2014	EUR	2,150	2,892
Waha Aerospace BV
3.925% due 07/28/2020		$2,400	2,586

			68,540

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
1.286% due 04/17/2041	EUR	600	625
Eurosail PLC
1.236% due 10/17/2040		334	398
Storm BV
1.133% due 09/22/2052		731	944

			1,967

Total Netherlands (Cost $71,874)			72,230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.0%

CORPORATE BONDS & NOTES 0.0%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	$1,352

Total New Zealand (Cost $1,328)			1,352

NORWAY 1.0%

CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
5.875% due 06/20/2013	EUR	50	67
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,940
2.625% due 01/11/2017	EUR	1,100	1,503
2.900% due 03/29/2017		$12,300	13,119
3.375% due 01/20/2017	EUR	1,300	1,843
4.125% due 02/01/2013		7,950	10,345
Eksportfinans ASA
2.000% due 09/15/2015		$200	187
3.000% due 11/17/2014		500	491
Sparebank Boligkreditt A/S
5.000% due 09/10/2013	EUR	7,900	10,598
Statoil ASA
5.100% due 08/17/2040		$1,500	1,871

Total Norway (Cost $53,033)			51,964

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	149
5.750% due 09/23/2022		132	45
6.250% due 10/24/2015		5,680	1,881

Total Poland (Cost $2,161)			2,075

QATAR 0.9%

CORPORATE BONDS & NOTES 0.5%
Nakilat, Inc.
6.067% due 12/31/2033		$500	595
Qatari Diar Finance QSC
3.500% due 07/21/2015		500	529
5.000% due 07/21/2020		5,900	6,770
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		9,238	10,439
5.832% due 09/30/2016		284	312
6.332% due 09/30/2027		1,000	1,220
6.750% due 09/30/2019		3,550	4,464

			24,329

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.500% due 01/20/2022		2,000	2,270
5.250% due 01/20/2020		10,200	12,112
6.400% due 01/20/2040		6,100	8,357

			22,739

Total Qatar (Cost $41,025)			47,068

RUSSIA 1.1%

CORPORATE BONDS & NOTES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,500	1,956
ALROSA Finance S.A.
7.750% due 11/03/2020		700	797

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$360	$440
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		4	4

			3,197

SOVEREIGN ISSUES 1.0%
Russia Government International Bond
4.500% due 04/04/2022		3,000	3,356
7.500% due 03/31/2030		38,010	48,064
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		100	109

			51,529

Total Russia (Cost $49,312)			54,726

SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,918

Total South Africa (Cost $3,186)			3,918

SOUTH KOREA 1.2%

CORPORATE BONDS & NOTES 1.2%
Export-Import Bank of Korea
1.401% due 07/26/2013		$5,200	5,200
5.125% due 06/29/2020		6,500	7,634
5.875% due 01/14/2015		1,200	1,324
8.125% due 01/21/2014		6,300	6,874
Korea Development Bank
3.000% due 09/14/2022		7,100	7,127
4.000% due 09/09/2016		2,300	2,507
8.000% due 01/23/2014		10,650	11,606
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		6,000	6,289
6.250% due 06/17/2014		3,200	3,468
Shinhan Bank
1.737% due 11/16/2012		10,600	10,594

Total South Korea (Cost $59,941)			62,623

SPAIN 1.1%

CORPORATE BONDS & NOTES 0.1%
Santander International Debt S.A.U.
4.500% due 05/18/2015	EUR	6,200	8,048

SOVEREIGN ISSUES 1.0%
Spain Government International Bond
4.000% due 04/30/2020		4,800	5,569
4.850% due 10/31/2020		10,800	13,058
5.500% due 04/30/2021		16,325	20,486
5.850% due 01/31/2022		9,100	11,635

			50,748

Total Spain (Cost $59,368)			58,796

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%
European Union
3.125% due 04/03/2014	EUR	90	121

Total Supranational (Cost $122)			121

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	125

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.7%

CORPORATE BONDS & NOTES 0.7%
Nordea Bank AB
1.355% due 01/14/2014		$9,000	$9,049
3.125% due 03/20/2017		15,650	16,387
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,913
Stadshypotek AB
3.000% due 10/01/2014		2,900	3,923
3.750% due 12/12/2013		1,250	1,673
Swedbank AB
2.900% due 01/14/2013		$150	151
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,839

Total Sweden (Cost $39,520)			39,935

UNITED ARAB EMIRATES 0.0%

CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	695

Total United Arab Emirates (Cost $600)			695

UNITED KINGDOM 5.2%

CORPORATE BONDS & NOTES 1.8%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	3,700	4,800
3.125% due 06/30/2015		1,400	1,875
3.375% due 06/08/2016		2,600	3,564
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,282
3.875% due 01/15/2014		20,300	27,215
4.500% due 10/23/2013		2,600	3,485
Barclays Bank PLC
4.875% due 03/31/2013		600	784
BAT International Finance PLC
5.875% due 03/12/2015		50	72
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$250	346
HBOS PLC
1.112% due 09/06/2017		4,500	3,672
HSBC Bank PLC
0.865% due 05/15/2013		4,300	4,313
3.100% due 05/24/2016		4,800	5,063
HSBC Holdings PLC
3.625% due 06/29/2020	EUR	400	520
5.100% due 04/05/2021		$300	347
6.800% due 06/01/2038		500	613
7.625% due 05/17/2032		700	874
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		3,500	3,932
Nationwide Building Society
3.875% due 12/05/2013	EUR	2,450	3,278
Northern Rock Asset Management PLC
3.625% due 03/28/2013		13,100	17,101
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021		4,300	4,814
Santander UK PLC
7.375% due 09/28/2020 (c)	GBP	500	594
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,166

			94,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.2%
Arran Residential Mortgages Funding PLC
1.745% due 05/16/2047	EUR	7,600	$9,955
Granite Master Issuer PLC
0.299% due 12/20/2054		1,561	1,967
0.419% due 12/20/2054		$190	187

			12,109

SOVEREIGN ISSUES 3.2%
United Kingdom Gilt
1.250% due 11/22/2027 (b)	GBP	25,323	49,512
1.750% due 09/07/2022		1,200	1,945
2.750% due 01/22/2015		36,700	62,706
3.750% due 09/07/2019		50	95
3.750% due 09/07/2020		2,600	4,984
3.750% due 09/07/2021		2,200	4,239
4.000% due 09/07/2016		50	92
4.000% due 03/07/2022		20,700	40,680
4.500% due 03/07/2019		1,750	3,456

			167,709

Total United Kingdom (Cost $273,561)			274,528

UNITED STATES 40.4%

ASSET-BACKED SECURITIES 0.3%
Access Group, Inc.
1.751% due 10/27/2025		$721	725
Asset-Backed Funding Certificates Trust
0.437% due 01/25/2037		2,684	1,314
Bear Stearns Second Lien Trust
0.437% due 12/25/2036		17	17
Countrywide Asset-Backed Certificates
0.387% due 05/25/2037		1,500	1,098
0.567% due 04/25/2036		1,000	875
5.714% due 04/25/2047		2,000	1,403
JPMorgan Mortgage Acquisition Corp.
0.297% due 08/25/2036		8	3
Massachusetts Educational Financing Authority
1.401% due 04/25/2038		228	229
Mid-State Trust
8.330% due 04/01/2030		362	379
New Century Home Equity Loan Trust
0.727% due 09/25/2035		1,000	687
People’s Choice Home Loan Securities Trust
1.117% due 01/25/2035		2,000	1,170
Residential Asset Securities Corp. Trust
0.367% due 07/25/2036		3,287	2,588
SLM Student Loan Trust
0.522% due 09/15/2021	EUR	888	1,125
1.951% due 04/25/2023		$476	496
3.471% due 05/16/2044		1,686	1,780
3.500% due 08/17/2043		1,041	1,012

			14,901

BANK LOAN OBLIGATIONS 0.2%
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,000	1,011
HCA, Inc.
2.466% due 11/17/2013		3,000	3,006
2.716% due 05/02/2016		1,875	1,870
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,500	2,453
U.S. Airways Group, Inc.
2.716% due 03/23/2014		583	573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Americas Finance
6.875% due 08/17/2015		$1,108	$1,146

			10,059

CORPORATE BONDS & NOTES 7.9%
ADT Corp.
3.500% due 07/15/2022		4,750	4,946
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	4,019
Alcoa, Inc.
5.400% due 04/15/2021		10,500	11,042
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,500
3.779% due 06/20/2014		1,200	1,233
6.750% due 12/01/2014		1,800	1,935
7.500% due 09/15/2020		4,700	5,411
8.300% due 02/12/2015		400	444
Altria Group, Inc.
4.750% due 05/05/2021		300	344
7.750% due 02/06/2014		1,500	1,638
9.250% due 08/06/2019		270	384
9.700% due 11/10/2018		1,926	2,763
American Airlines Pass-Through Trust
8.625% due 04/15/2023		340	366
American Express Bank FSB
5.500% due 04/16/2013		3,500	3,596
American Express Credit Corp.
5.875% due 05/02/2013		300	309
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,054
5.050% due 10/01/2015		15,700	17,217
5.850% due 01/16/2018		42	49
6.765% due 11/15/2017	GBP	273	508
8.250% due 08/15/2018		$250	322
8.625% due 05/22/2068	GBP	300	562
Amgen, Inc.
3.625% due 05/15/2022		$2,000	2,113
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,150
5.950% due 09/15/2016		400	464
7.625% due 03/15/2014		1,000	1,093
AT&T Corp.
8.000% due 11/15/2031		7	11
AT&T, Inc.
5.350% due 09/01/2040		228	276
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	11,982
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	3,005	4,199
Bank of America Corp.
6.000% due 09/01/2017		$440	510
6.500% due 08/01/2016		485	561
7.375% due 05/15/2014		200	219
Bear Stearns Cos. LLC
5.700% due 11/15/2014		500	548
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,140
Capital One Bank USA N.A.
6.500% due 06/13/2013		371	386
Capital One Financial Corp.
7.375% due 05/23/2014		500	551
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		6,900	7,839
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,647

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
1.285% due 02/15/2013		$4,000	$4,008
2.438% due 08/13/2013		9,500	9,629
5.500% due 04/11/2013		2,500	2,562
6.000% due 08/15/2017		5,400	6,298
6.125% due 05/15/2018		689	817
6.375% due 08/12/2014		100	109
6.500% due 08/19/2013		4,400	4,620
8.500% due 05/22/2019		3,500	4,636
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,630
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,128
Comcast Corp.
5.700% due 07/01/2019		5,000	6,130
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,687	1,678
CVS Pass-Through Trust
7.507% due 01/10/2032		2,654	3,413
Cytec Industries, Inc.
8.950% due 07/01/2017		250	309
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,420
Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,672
7.600% due 05/15/2014		2,000	2,211
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,922
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	561
8.000% due 06/01/2014		6,300	6,961
8.125% due 01/15/2020		2,000	2,521
8.700% due 10/01/2014		5,200	5,916
Gerdau Holdings, Inc.
7.000% due 01/20/2020		10,300	11,948
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	2,200	2,627
0.823% due 03/22/2016		$534	514
0.958% due 01/12/2015		200	196
5.375% due 02/15/2013	EUR	2,500	3,266
5.500% due 11/15/2014		$200	217
5.950% due 01/18/2018		3,500	4,070
6.000% due 05/01/2014		1,500	1,611
6.150% due 04/01/2018		255	298
7.500% due 02/15/2019		5,000	6,210
Health Care Service Corp.
4.700% due 01/15/2021		4,800	5,313
HSBC Finance Corp.
6.676% due 01/15/2021		15,600	18,125
International Lease Finance Corp.
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		5,300	5,426
6.750% due 09/01/2016		700	790
7.125% due 09/01/2018		350	409
JPMorgan Chase & Co.
0.921% due 10/12/2015	EUR	800	985
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	4,687
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		$400	503
6.950% due 01/15/2038		75	96
7.400% due 03/15/2031		200	254
9.000% due 02/01/2019		300	398
Kraft Foods Group, Inc.
3.500% due 06/06/2022		1,900	2,012
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		$350	$380
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,271
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		200	215
6.150% due 04/25/2013		800	824
6.400% due 08/28/2017		4,250	4,951
6.875% due 04/25/2018		4,820	5,783
6.875% due 11/15/2018		14,354	17,358
Morgan Stanley
0.905% due 10/18/2016		200	186
0.912% due 04/13/2016	EUR	4,450	5,292
0.917% due 01/16/2017		4,300	5,014
0.935% due 10/15/2015		$44	42
6.375% due 07/24/2042		2,700	2,987
6.625% due 04/01/2018		5,600	6,443
7.300% due 05/13/2019		400	473
NBCUniversal Media LLC
5.150% due 04/30/2020		3,500	4,155
NGPL PipeCo LLC
7.119% due 12/15/2017		1,800	1,921
Office Depot, Inc.
6.250% due 08/15/2013		911	928
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,076
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,439
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	322
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	382
6.250% due 07/15/2013		1,300	1,332
SLM Corp.
0.751% due 01/27/2014		896	870
5.375% due 01/15/2013		8,400	8,528
8.000% due 03/25/2020		2,000	2,320
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,449
Stone Street Trust
5.902% due 12/15/2015		13,000	13,681
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		300	359
UAL Pass-Through Trust
10.400% due 05/01/2018		291	336
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		100	99
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,329
Valero Energy Corp.
9.375% due 03/15/2019		50	68
Wachovia Bank N.A.
0.822% due 11/03/2014		1,481	1,469
Wachovia Corp.
0.659% due 06/15/2017		64	63
0.825% due 10/15/2016		1,600	1,550
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,260
WEA Finance LLC
5.750% due 09/02/2015		500	555
Wells Fargo & Co.
0.647% due 10/28/2015		600	593
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	27,906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 09/16/2014	EUR	22,650	$30,822

			418,815

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Funding Corp.
2.614% due 05/25/2035		$841	876
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		5,091	5,098
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		3,100	3,484
Bear Stearns Adjustable Rate Mortgage Trust
2.959% due 02/25/2034		58	58
3.031% due 04/25/2034		587	578
Bear Stearns Alt-A Trust
2.890% due 05/25/2035		440	397
3.006% due 09/25/2035		210	170
Citigroup Mortgage Loan Trust, Inc.
2.745% due 05/25/2035		364	353
Countrywide Alternative Loan Trust
0.497% due 02/25/2037		1,437	901
0.549% due 11/20/2035		156	102
2.996% due 06/25/2037		1,066	795
Countrywide Home Loan Mortgage Pass-Through Trust
0.557% due 06/25/2035		887	759
3.012% due 08/25/2034		34	29
Downey Savings & Loan Association Mortgage Loan Trust
2.457% due 07/19/2044		160	149
Extended Stay America Trust
2.951% due 11/05/2027		2,511	2,525
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		82	81
Harborview Mortgage Loan Trust
3.111% due 07/19/2035		122	113
Homebanc Mortgage Trust
0.547% due 10/25/2035		1,952	1,431
Indymac Index Mortgage Loan Trust
0.457% due 07/25/2035		27	21
2.671% due 12/25/2034		21	19
JPMorgan Mortgage Trust
2.945% due 07/25/2035		992	1,022
3.097% due 07/25/2035		550	563
5.003% due 02/25/2035		56	57
Merrill Lynch Floating Trust
0.766% due 07/09/2021		1,919	1,894
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		23	21
1.231% due 10/25/2035		20	19
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		120	102
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049		1,300	1,495
Morgan Stanley Capital Trust
3.884% due 09/15/2047		4,500	4,912
5.692% due 04/15/2049		300	345
Morgan Stanley Re-REMIC Trust
5.983% due 08/15/2045		200	237
Residential Accredit Loans, Inc. Trust
0.357% due 01/25/2037		1,986	1,443
0.397% due 06/25/2046		245	108
WaMu Mortgage Pass-Through Certificates
0.497% due 11/25/2045		264	226
1.548% due 08/25/2042		23	22
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		129	130

			30,535

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	127

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$11,200	$14,274
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	16,500	21,441
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	4,700	6,809
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,679
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,185
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 02/01/2027	700	854
5.000% due 02/01/2028	500	608
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,100	1,280
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,944
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	15,357
6.750% due 08/01/2049	6,900	9,405
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,553
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	9,284
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,732
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,283
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,857
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	6,126
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	1,500	1,874
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,601
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	8,053
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	1,500	1,837
New York State Urban Development Corp. Revenue Bonds, Series 2011
5.000% due 03/15/2023	700	861
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	8,024
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	5,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	$2,500	$3,094
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,491
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	33
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	6,200	7,684

		150,560

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust
8.125% due 02/15/2040	150,000	3,766

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,717
0.647% due 11/25/2040	6,099	6,120
0.667% due 11/25/2040	6,683	6,700
1.417% due 09/25/2039	5,049	5,149
2.375% due 07/28/2015	100	106
2.440% due 08/01/2022	500	518
2.500% due 10/01/2027 - 11/01/2027	125,800	131,961
2.850% due 06/01/2022	600	639
2.920% due 06/01/2022	1,700	1,810
3.000% due 01/01/2022 - 10/01/2042	166,896	176,347
3.500% due 08/01/2013 - 11/01/2042	66,360	70,988
4.000% due 01/01/2041 - 10/01/2042	132,083	142,341
4.500% due 05/01/2023 - 11/01/2042	116,000	125,471
5.000% due 02/01/2027 - 11/01/2042	67,035	73,254
5.500% due 04/01/2038 - 11/01/2042	52,000	57,012
6.000% due 02/01/2014 - 10/01/2040	50,732	56,134
Freddie Mac
0.701% due 10/15/2040	13,421	13,490
4.500% due 05/01/2041	810	876
5.000% due 07/15/2014	600	651
NCUA Guaranteed Notes
0.608% due 03/06/2020	5,538	5,543
Tennessee Valley Authority
5.250% due 09/15/2039	1,450	1,932

		883,759

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bonds
3.125% due 11/15/2041	12,085	12,893
3.750% due 08/15/2041 (f)(g)(h)	62,150	74,415
5.500% due 08/15/2028 (h)	1,900	2,722
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (f)	97,848	105,462
0.125% due 01/15/2022 (f)(g)(h)	182,111	198,842
0.125% due 07/15/2022	4,284	4,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 07/15/2021	$8,742	$10,012
1.250% due 07/15/2020	12,187	14,581
2.375% due 01/15/2025	11,669	15,866
2.375% due 01/15/2027	2,045	2,828
2.500% due 01/15/2029 (g)(h)	47,510	68,091
3.875% due 04/15/2029	9,198	15,311
U.S. Treasury Notes
1.625% due 08/15/2022	104,500	104,435
1.750% due 05/15/2022 (h)	200	203

		630,347

Total United States (Cost $2,043,368)		2,142,742

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,223
GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,900	4,553
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,602
7.250% due 02/02/2020	1,700	2,066
7.500% due 07/18/2016	4,050	4,700
7.875% due 03/13/2018	4,100	4,981

Total Virgin Islands (British) (Cost $17,409)		19,125

SHORT-TERM INSTRUMENTS 41.5%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bradesco S.A.
2.292% due 01/24/2013	$4,000	4,014
Banco do Brasil S.A.
2.010% due 03/26/2013	3,400	3,389
Itau Unibanco Holding S.A.
1.000% due 11/06/2012	7,000	6,989
2.010% due 03/26/2013	4,400	4,369

		18,761

COMMERCIAL PAPER 1.6%
Santander Commercial Paper S.A
3.100% due 10/01/2013	70,800	68,581
Standard Chartered Bank
0.950% due 10/01/2013	15,500	15,371

		83,952

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.220% due 10/01/2012	4,200	4,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $4,289. Repurchase proceeds are $4,200.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,376	1,376
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $1,408. Repurchase proceeds are $1,376.)

		5,576

U.S. TREASURY BILLS 0.0%
0.138% due 11/15/2012 - 02/14/2013 (a)(f)(h)	2,378	2,377

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 39.5%
PIMCO Short-Term Floating NAV Portfolio	209,562,172	$2,100,442

Total Short-Term Instruments (Cost $2,210,721)		2,211,108

MARKET VALUE (000S)
PURCHASED OPTIONS (j) 0.0%
(Cost $3,665)	$1,824

Total Investments 114.8% (Cost $5,940,713)	$6,100,803

Written Options (k) (0.1%) (Premiums $10,616)	(7,765)

Other Assets and Liabilities (Net) (14.7%)	(779,197)

Net Assets 100.0%	$5,313,841

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $71,281 at a weighted average interest rate of (0.143%).
(f)	Securities with an aggregate market value of $3,634 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $4,720 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2015	251	$91
90-Day Euribor March Futures	Long	03/2015	251	97
90-Day Eurodollar June Futures	Long	06/2015	834	98
Canada Government 10-Year Bond December Futures	Long	12/2012	62	79
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	707	(432)

				$(67)

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $16,249 and cash of $45 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	2,500	$ 25	$21

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022	CAD	1,400	$51	$47
Pay	3-Month CAD Bank Bill	2.500%	12/17/2022		3,100	86	105
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023		3,900	460	460
Pay	3-Month CAD Bank Bill	6.200%	12/15/2025		2,900	333	90
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	37,400	(1,492)	(1,080)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		371,100	(22,106)	(18,986)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		73,800	113	(528)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	83,000	1,807	1,719
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		1,900	7	14
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		51,100	1,288	1,374
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		39,000	1,821	1,533
Pay	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	50,100	(581)	172
Pay	6-Month GBP-LIBOR	2.000%	03/20/2023	GBP	45,300	138	809
Receive	6-Month GBP-LIBOR	3.000%	03/20/2043		21,300	(161)	(1,121)

						$(18,236)	$(15,394)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	129

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.170%	$	50	$(2)	$0	$(2)
Brazil Government International Bond	BOA	(1.000%	)	09/20/2016	0.877%		47,400	(244)	636	(880)
Brazil Government International Bond	DUB	(1.000%	)	09/20/2016	0.877%		6,000	(31)	61	(92)
Brazil Government International Bond	HUS	(1.000%	)	09/20/2016	0.877%		18,100	(93)	246	(339)
Brazil Government International Bond	MYC	(1.000%	)	09/20/2016	0.877%		50,000	(257)	510	(767)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.086%		250	1	23	(22)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.444%		350	(32)	(36)	4
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.311%		50	(1)	0	(1)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	1.534%		3,000	(106)	19	(125)
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	1.521%		50	(4)	0	(4)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.374%		1,000	24	16	8

								$(745)	$1,475	$(2,220)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2016	2.188%	$	3,400	$(134)	$(124)	$(10)
Alcoa, Inc.	GST	1.000%	06/20/2016	2.343%		6,000	(285)	(173)	(112)
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.250%		2,100	151	(131)	282
American International Group, Inc.	BOA	1.000%	12/20/2020	1.672%		350	(17)	(80)	63
ArcelorMittal	BPS	1.000%	03/20/2016	4.538%		3,400	(379)	(202)	(177)
Australia Government Bond	BOA	1.000%	09/20/2015	0.265%		7,400	164	171	(7)
Australia Government Bond	BRC	1.000%	03/20/2016	0.320%		1,800	43	39	4
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	3.013%		14,600	(960)	(568)	(392)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%	EUR	900	16	(135)	151
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.504%	$	600	74	9	65
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.504%		1,200	149	37	112
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.545%		900	120	15	105
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.434%		4,850	(166)	(202)	36
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		1,200	2	1	1
Brazil Government International Bond	BRC	3.810%	02/20/2014	0.413%		40	2	0	2
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		800	1	1	0
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.434%		660	(22)	(25)	3
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%		27,100	188	174	14
Brazil Government International Bond	DUB	1.000%	03/20/2021	1.420%		10,000	(323)	(446)	123
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.434%		3,750	(128)	(166)	38
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.447%		31,200	(1,122)	(1,403)	281
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		700	1	1	0
China Government International Bond	BRC	1.000%	12/20/2012	0.183%		400	1	(1)	2
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		12,650	187	(379)	566
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		800	12	(40)	52
China Government International Bond	DUB	1.000%	09/20/2017	0.831%		3,150	27	(23)	50
China Government International Bond	FBF	1.000%	03/20/2015	0.354%		7,000	114	76	38
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		4,800	71	(235)	306
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		11,400	169	(553)	722
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		13,800	204	(481)	685
China Government International Bond	RYL	1.000%	12/20/2016	0.653%		1,400	21	(65)	86
China Government International Bond	UAG	1.000%	12/20/2016	0.653%		800	12	(37)	49
Comcast Corp.	CBK	1.000%	12/20/2015	0.467%		3,000	52	16	36
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.308%		4,200	(9)	(127)	118
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%		1,000	10	(1)	11
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.438%		1,200	15	(47)	62
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.718%		500	5	0	5
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.438%		2,000	25	(35)	60
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		2,800	28	(8)	36
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	8	(8)	16
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.718%		1,000	11	(1)	12
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%		500	6	0	6
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.888%		650	3	(18)	21
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.227%		600	2	(8)	10
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%		1,800	4	(175)	179
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.888%		650	3	(18)	21
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	03/20/2016	0.925%		3,400	10	(10)	20
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		1,500	3	(31)	34

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%	$	1,700	$2	$(35)	$37
General Electric Capital Corp.	BPS	1.000%	03/20/2014	0.523%		1,100	8	(42)	50
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%		200	0	(12)	12
General Electric Capital Corp.	JPM	1.000%	09/20/2014	0.675%		800	5	(28)	33
General Electric Capital Corp.	MYC	1.000%	03/20/2014	0.523%		21,300	156	(690)	846
General Electric Capital Corp.	UAG	1.000%	12/20/2015	1.000%		10,600	4	(367)	371
Japan Government International Bond	BPS	1.000%	09/20/2015	0.434%		6,400	109	37	72
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		1,700	29	23	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		3,900	66	34	32
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		2,800	48	41	7
Lincoln National Corp.	GST	1.000%	03/20/2016	1.804%		3,600	(97)	(104)	7
MetLife, Inc.	CBK	1.000%	03/20/2016	1.580%		3,400	(66)	(73)	7
MetLife, Inc.	GST	1.000%	06/20/2016	1.653%		6,000	(139)	(173)	34
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%		4,200	6	(43)	49
Mexico Government International Bond	CBK	1.000%	12/20/2014	0.454%		60	1	(2)	3
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%		850	9	(9)	18
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.337%		50	(2)	(2)	0
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.337%		10,000	(266)	(388)	122
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.350%		20,000	(565)	(753)	188
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.634%		13,450	162	0	162
Mexico Government International Bond	JPM	1.000%	03/20/2016	0.689%		5,000	55	(53)	108
Mexico Government International Bond	MYC	1.000%	06/20/2021	1.337%		3,750	(100)	(139)	39
Prudential Financial, Inc.	BPS	1.000%	03/20/2016	1.515%		3,400	(58)	(60)	2
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		600	7	0	7
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		3,000	32	(3)	35
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.750%		500	4	(4)	8
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		900	10	(1)	11
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.750%		500	4	(4)	8
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		1,000	11	(1)	12
Republic of Germany	CBK	0.250%	06/20/2016	0.314%		2,200	(5)	(36)	31
Republic of Germany	GST	0.250%	12/20/2016	0.376%		35,100	(183)	(1,171)	988
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		3,000	6	(16)	22
Republic of Korea	DUB	1.000%	09/20/2015	0.425%		300	5	(2)	7
Republic of Korea	FBF	1.000%	12/20/2012	0.201%		800	2	(4)	6
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		4,400	10	(27)	37
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%		3,900	7	(54)	61
Russia Government International Bond	BRC	1.000%	09/20/2015	0.949%		3,400	6	(124)	130
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		1,200	2	(15)	17
Russia Government International Bond	DUB	1.000%	12/20/2012	0.345%		500	1	(7)	8
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		400	1	(4)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		4,400	8	(52)	60
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		4,400	8	(49)	57
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		400	1	(4)	5
SLM Corp.	UAG	5.000%	12/20/2016	3.023%		350	28	(11)	39
Teck Resources Ltd.	CBK	1.000%	03/20/2016	1.311%		3,400	(35)	(10)	(25)
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	0.856%		7,200	52	0	52
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.216%	EUR	2,400	5	(24)	29

							$(2,277)	$(9,877)	$7,600

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	4,350	$435	$545	$(110)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		2,000	200	265	(65)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		4,500	497	608	(111)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		29,700	371	183	188
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015		1,700	21	11	10

						$1,524	$1,612	$(88)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	131

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.420%	01/02/2013	MYC	BRL	241,200	$3,028	$0	$3,028
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		179,900	2,405	152	2,253
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		78,100	1,163	221	942
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		18,300	396	18	378
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		71,000	1,640	42	1,598
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		33,000	742	152	590
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		61,700	1,743	186	1,557
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		145,500	2,744	82	2,662
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		104,500	1,979	40	1,939
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		106,400	2,041	20	2,021
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		28,200	417	107	310
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		54,000	1,820	42	1,778
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		161,000	5,404	(38)	5,442
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		46,700	1,820	275	1,545
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS		9,200	(4)	(11)	7
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		27,100	122	105	17
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		10,400	68	20	48
Pay	1-Year BRL-CDI	9.310%	01/02/2015	JPM		17,700	200	120	80
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	900	24	5	19
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,000	49	4	45
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		2,400	118	8	110
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	38,479	161	(3)	164
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		49,880	210	0	210
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	CBK		621,000	2,241	(2)	2,243
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		27,000	(35)	(30)	(5)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		183,700	955	119	836
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	JPM		60,000	(28)	25	(53)

							$31,423	$1,659	$29,764

(j)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	$	56,500	$695	$411
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013		56,500	692	411
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		45,200	2,278	1,002

								$3,665	$1,824

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	3,000	$9	$(14)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		3,000	10	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		49,200	174	(223)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		49,200	174	(13)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		17,000	122	(260)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		17,000	122	(5)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		20,500	37	(83)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		20,500	19	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		19,400	190	(493)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		19,400	349	(26)

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$	28,100	$77	$(114)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		28,100	75	(10)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		78,100	742	(1,984)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		78,100	1,437	(105)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,000	138	(140)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,000	138	(78)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		189,800	2,278	(449)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		31,300	22	0
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		69,100	650	(1,755)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		69,100	1,265	(92)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		31,700	63	(129)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		39,400	130	(14)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		14,200	33	(34)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		14,200	37	(19)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		64,800	159	(263)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		64,800	196	(24)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		139,200	166	(564)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		139,200	233	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		28,700	54	(116)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		21,000	19	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		13,300	12	(38)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		13,300	55	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		27,900	49	(79)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		27,900	81	0
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	43,800	552	(300)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		1,000	7	0
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		43,800	563	(300)

								$10,437	$(7,725)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$	10,300	$91	$(15)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		11,800	88	(25)

							$179	$(40)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$894,400	EUR	1,000	$6,954
Sales	280	1,073,900		87,600	5,337
Closing Buys	(280)	(255,300)		0	(1,315)
Expirations	0	0		0	0
Exercised	0	(145,400)		0	(360)

Balance at 09/30/2012	0	$1,567,600	EUR	88,600	$10,616

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	10/01/2027	$2,000	$2,123	$(2,128)
Fannie Mae	6.000%	10/01/2042	26,000	28,651	(28,722)
Fannie Mae	6.000%	11/01/2042	5,000	5,525	(5,524)

				$36,299	$(36,374)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	57,178	$	27,878	UAG	$0	$(327)	$(327)
10/2012	EUR	181,022		232,613	BOA	0	(9)	(9)
10/2012		152,597		196,392	BPS	298	0	298
10/2012		1,571		2,009	BRC	0	(9)	(9)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	164,320	$	212,926	CBK	$1,767	$0	$1,767
10/2012		165,980		214,214	JPM	921	0	921
10/2012		10,222		13,413	RYL	277	0	277
10/2012		105,415		134,901	UAG	0	(562)	(562)
10/2012	INR	1,697,720		30,636	CBK	0	(1,551)	(1,551)
10/2012		2,751,837		49,502	HUS	0	(2,670)	(2,670)
10/2012	MYR	35,162		11,000	HUS	0	(476)	(476)
10/2012	$	28,115	BRL	57,178	UAG	89	0	89
10/2012		4,445	EUR	3,440	BPS	0	(24)	(24)
10/2012		137,021		109,381	BRC	3,539	0	3,539
10/2012		44,289		34,636	CBK	220	0	220
10/2012		2,419		1,933	DUB	66	0	66
10/2012		791,573		630,785	HUS	19,017	0	19,017
10/2012		1,233		952	JPM	0	(10)	(10)
10/2012		110	ILS	439	DUB	2	0	2
10/2012		3,381		13,125	UAG	0	(32)	(32)
10/2012		74,885	INR	4,254,201	BOA	5,771	0	5,771
10/2012		2,620		145,934	MSC	147	0	147
10/2012		880		49,421	UAG	57	0	57
10/2012		51,933	MYR	166,392	BRC	2,373	0	2,373
10/2012		1,410		4,477	MSC	51	0	51
10/2012		480		1,523	UAG	17	0	17
10/2012		2,342	NZD	2,908	BOA	66	0	66
10/2012		138	PHP	6,017	CBK	6	0	6
10/2012		26,471	SGD	33,380	DUB	728	0	728
10/2012		26,573		33,380	JPM	626	0	626
10/2012		600		752	UAG	13	0	13
10/2012		293	THB	9,312	UAG	9	0	9
10/2012		21,376	ZAR	177,374	BRC	0	(135)	(135)
10/2012		490		4,057	DUB	0	(4)	(4)
10/2012		1,460		12,097	FBF	0	(11)	(11)
10/2012		21,388		177,374	HUS	0	(147)	(147)
11/2012	AUD	2,134	$	2,222	JPM	14	0	14
11/2012		88,818		92,504	WST	609	0	609
11/2012	EUR	897		1,154	HUS	1	0	1
11/2012	HUF	4,406,236		19,434	JPM	0	(310)	(310)
11/2012	RON	20,961		5,630	DUB	0	(269)	(269)
11/2012	$	2,639	AUD	2,531	CBK	0	(21)	(21)
11/2012		53,623	CHF	51,579	WST	1,268	0	1,268
11/2012		27,599	CZK	562,929	FBF	1,176	0	1,176
11/2012		12,498	DKK	74,502	BRC	356	0	356
11/2012		12,505		74,502	DUB	349	0	349
11/2012		232,689	EUR	181,022	BOA	4	0	4
11/2012		196,452		152,597	BPS	0	(298)	(298)
11/2012		212,988		164,320	CBK	0	(1,765)	(1,765)
11/2012		215,085		166,604	JPM	0	(925)	(925)
11/2012		2,452		1,892	UAG	0	(19)	(19)
11/2012		32,826	HKD	254,496	JPM	0	(5)	(5)
11/2012		7,409	NOK	43,507	DUB	171	0	171
11/2012		2,976	PLN	9,878	JPM	91	0	91
11/2012		61,037		210,333	UAG	4,277	0	4,277
11/2012		824	SEK	5,497	BPS	12	0	12
11/2012		21,346		142,437	BRC	306	0	306
11/2012		22,211		147,935	UAG	276	0	276
11/2012		10,169	TWD	299,679	BRC	53	0	53
11/2012		490		14,568	JPM	7	0	7
11/2012		360		10,739	MSC	6	0	6
12/2012	CAD	186	$	191	RYL	2	0	2
12/2012	GBP	30,831		50,077	CBK	302	0	302
12/2012		1,045		1,699	JPM	12	0	12
12/2012		908		1,465	RYL	0	(1)	(1)
12/2012	JPY	134		2	JPM	0	0	0
12/2012	PEN	91		34	HUS	0	(1)	(1)
12/2012	$	27,625	BRL	57,178	UAG	367	0	367
12/2012		52,344	CAD	51,169	BRC	0	(388)	(388)
12/2012		154		151	CBK	0	(1)	(1)
12/2012		41,413		40,401	DUB	0	(391)	(391)
12/2012		10,980	COP	19,895,760	BRC	0	(28)	(28)
12/2012		13,110		23,932,382	JPM	64	0	64
12/2012		1,120		2,037,000	UAG	1	0	1
12/2012		77,228	GBP	48,568	BPS	1,183	0	1,183

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	1,120	GBP	689	CBK	$0	$(7)	$(7)
12/2012		407		254	JPM	4	0	4
12/2012		907		559	RBC	0	(4)	(4)
12/2012		538		336	UAG	5	0	5
12/2012		30,289	INR	1,697,720	CBK	1,554	0	1,554
12/2012		48,930		2,751,837	HUS	2,685	0	2,685
12/2012		209	JPY	16,439	BPS	2	0	2
12/2012		336,133		26,527,248	FBF	3,992	0	3,992
12/2012		6,145	KRW	6,966,885	BRC	90	0	90
12/2012		110		124,929	CBK	2	0	2
12/2012		10		11,105	DUB	0	0	0
12/2012		129,746		146,703,938	JPM	1,547	0	1,547
12/2012		1,094	MXN	14,549	DUB	29	0	29
12/2012		5,469		73,359	FBF	195	0	195
12/2012		2,070		27,813	GLM	78	0	78
12/2012		20,930		286,222	HUS	1,170	0	1,170
12/2012		6,661		88,837	MSC	198	0	198
12/2012		2,800		38,155	UAG	146	0	146
12/2012		1,400	PEN	3,736	HUS	32	0	32
01/2013		24,782	CLP	12,348,489	JPM	878	0	878
01/2013		1,696		844,997	UAG	60	0	60
01/2013		112,998	RUB	3,753,168	JPM	4,761	0	4,761
02/2013	CNY	139,000	$	22,046	BRC	176	0	176
02/2013	$	5,884	CNY	37,285	DUB	0	(17)	(17)
02/2013		27,584		175,472	JPM	58	(34)	24
02/2013		2,240		14,278	MSC	7	0	7
02/2013		3,020		19,280	UAG	14	0	14
08/2013		4,949		31,000	DUB	0	(103)	(103)
08/2013		3,498		22,000	RYL	0	(59)	(59)
08/2013		3,824		24,000	UAG	0	(72)	(72)
04/2014		4,076		25,000	RYL	0	(213)	(213)
09/2015		16,337		100,000	CBK	0	(1,273)	(1,273)
09/2015		19,105		117,180	DUB	0	(1,453)	(1,453)
09/2015		4,709		28,920	JPM	0	(353)	(353)

						$64,649	$(13,976)	$50,673

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$21,412	$0	$21,412
Sovereign Issues	0	109,444	0	109,444
Bahrain
Sovereign Issues	0	4,127	0	4,127
Bermuda
Corporate Bonds & Notes	0	4,464	0	4,464
Brazil
Corporate Bonds & Notes	0	54,593	3,018	57,611
Sovereign Issues	0	96,687	0	96,687
Canada
Bank Loan Obligations	0	1,971	0	1,971
Corporate Bonds & Notes	0	49,323	0	49,323
Sovereign Issues	0	105,533	0	105,533
Cayman Islands
Asset-Backed Securities	0	6,120	0	6,120
Corporate Bonds & Notes	0	32,024	0	32,024
Chile
Corporate Bonds & Notes	0	5,865	0	5,865
Colombia
Corporate Bonds & Notes	0	4,035	0	4,035
Denmark
Corporate Bonds & Notes	0	3,916	0	3,916
Egypt
Bank Loan Obligations	0	381	0	381

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Finland
Corporate Bonds & Notes	$0	$969	$0	$969
France
Corporate Bonds & Notes	0	62,271	0	62,271
Sovereign Issues	0	9,705	0	9,705
Germany
Bank Loan Obligations	0	1,292	0	1,292
Corporate Bonds & Notes	0	29,404	0	29,404
Hong Kong
Corporate Bonds & Notes	0	5,345	0	5,345
India
Corporate Bonds & Notes	0	11,153	0	11,153
Indonesia
Corporate Bonds & Notes	0	5,153	0	5,153
Ireland
Asset-Backed Securities	0	2,345	0	2,345
Corporate Bonds & Notes	0	12,424	0	12,424
Sovereign Issues	0	3,769	0	3,769
Italy
Corporate Bonds & Notes	0	4,991	0	4,991
Sovereign Issues	0	86,084	0	86,084
Japan
Corporate Bonds & Notes	0	11,078	0	11,078
Sovereign Issues	0	85,661	0	85,661
Luxembourg
Bank Loan Obligations	0	3,969	0	3,969
Corporate Bonds & Notes	0	31,769	0	31,769

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Malaysia
Corporate Bonds & Notes	$0	$563	$0	$563
Mexico
Corporate Bonds & Notes	0	35,503	0	35,503
Sovereign Issues	0	149,612	0	149,612
Netherlands
Asset-Backed Securities	0	1,723	0	1,723
Corporate Bonds & Notes	0	68,540	0	68,540
Mortgage-Backed Securities	0	1,967	0	1,967
New Zealand
Corporate Bonds & Notes	0	1,352	0	1,352
Norway
Corporate Bonds & Notes	0	51,964	0	51,964
Poland
Sovereign Issues	0	2,075	0	2,075
Qatar
Corporate Bonds & Notes	0	24,329	0	24,329
Sovereign Issues	0	22,739	0	22,739
Russia
Corporate Bonds & Notes	0	3,197	0	3,197
Sovereign Issues	0	51,529	0	51,529
South Africa
Sovereign Issues	0	3,918	0	3,918
South Korea
Corporate Bonds & Notes	0	62,623	0	62,623
Spain
Corporate Bonds & Notes	0	8,048	0	8,048
Sovereign Issues	0	50,748	0	50,748
Supranational
Corporate Bonds & Notes	0	121	0	121
Sweden
Corporate Bonds & Notes	0	39,935	0	39,935
United Arab Emirates
Corporate Bonds & Notes	0	695	0	695
United Kingdom
Corporate Bonds & Notes	0	94,710	0	94,710
Mortgage-Backed Securities	0	12,109	0	12,109
Sovereign Issues	0	167,709	0	167,709

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
United States
Asset-Backed Securities	$0	$14,901	$0	$14,901
Bank Loan Obligations	0	10,059	0	10,059
Corporate Bonds & Notes	0	416,435	2,380	418,815
Mortgage-Backed Securities	0	27,051	3,484	30,535
Municipal Bonds & Notes	0	150,560	0	150,560
Preferred Securities	3,766	0	0	3,766
U.S. Government Agencies	0	878,216	5,543	883,759
U.S. Treasury Obligations	0	630,347	0	630,347
Virgin Islands (British)
Corporate Bonds & Notes	0	19,125	0	19,125
Short-Term Instruments
Certificates of Deposit	0	18,761	0	18,761
Commercial Paper	68,581	15,371	0	83,952
Repurchase Agreements	0	5,576	0	5,576
U.S. Treasury Bills	0	2,377	0	2,377
PIMCO Short-Term Floating NAV Portfolio	2,100,442	0	0	2,100,442
Purchased Options
Interest Rate Contracts	0	1,824	0	1,824
	$2,172,789	$3,913,589	$14,425	$6,100,803

Short Sales, at value	$0	$(36,374)	$0	$(36,374)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	8,554	0	8,554
Foreign Exchange Contracts	0	64,649	0	64,649
Interest Rate Contracts	365	36,145	0	36,510
	$365	$109,348	$0	$109,713

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,241)	0	(3,241)
Foreign Exchange Contracts	0	(13,976)	0	(13,976)
Interest Rate Contracts	(432)	(29,498)	(40)	(29,970)
	$(432)	$(46,715)	$(40)	$(47,187)

Totals	$2,172,722	$3,939,848	$14,385	$6,126,955

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,977	$0	$0	$(8)	$0	$49	$0	$0	$3,018	$49
United States
Corporate Bonds & Notes	2,524	0	(162)	(2)	(2)	22	0	0	2,380	21
Mortgage-Backed Securities	0	0	0	0	0	0	3,484	0	3,484	0
U.S. Government Agencies	6,485	0	(951)	0	0	9	0	0	5,543	10

	$11,986	$0	$(1,113)	$(10)	$(2)	$80	$3,484	$0	$14,425	$80

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(48)	$0	$0	$0	$0	$8	$0	$0	$(40)	$8

Totals	$11,938	$0	$(1,113)	$(10)	$(2)	$88	$3,484	$0	$14,385	$88

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$3,018	Benchmark Pricing	Base Price	100.63
United States
Corporate Bonds & Notes	2,380	Third Party Vendor	Broker Quote	99.50-115.25
Mortgage-Backed Securities	3,484	Benchmark Pricing	Base Price	112.32
U.S. Government Agencies	5,543	Third Party Vendor	Broker Quote	100.10

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(40)	Indicative Market Quotations	Broker Quote	0.15-0.21

Total	$14,385

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,824	$1,824
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1,109	1,109
Unrealized appreciation on foreign currency contracts	0	0	0	64,649	0	64,649
Unrealized appreciation on OTC swap agreements	0	8,533	0	0	29,822	38,355

	$0	$8,533	$0	$64,649	$32,755	$105,937

Liabilities:
Written options outstanding	$0	$0	$0	$0	$7,765	$7,765
Variation margin payable on financial derivative instruments (2)	0	0	0	0	188	188
Unrealized depreciation on foreign currency contracts	0	0	0	13,976	0	13,976
Unrealized depreciation on OTC swap agreements	0	3,241	0	0	58	3,299

	$0	$3,241	$0	$13,976	$8,011	$25,228

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(848)	$(848)
Net realized gain on futures contracts	0	0	0	0	19,742	19,742
Net realized gain on written options	0	0	0	0	1,147	1,147
Net realized gain on swaps	0	1,519	0	0	15,859	17,378
Net realized (loss) on foreign currency transactions	0	0	0	(10,504)	0	(10,504)

	$0	$1,519	$0	$(10,504)	$35,900	$26,915

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(1,361)	$(1,361)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(7,266)	(7,266)
Net change in unrealized appreciation on written options	0	0	0	0	2,095	2,095
Net change in unrealized appreciation (depreciation) on swaps	0	2,262	0	0	(17,367)	(15,105)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	43,648	0	43,648

	$0	$2,262	$0	$43,648	$(23,899)	$22,011

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(67) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(15,371) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$7,284	$(6,470)	$814
BPS	1,111	(1,330)	(219)
BRC	9,319	(10,010)	(691)
CBK	2,035	(3,930)	(1,895)
DUB	(2,611)	2,678	67
FBF	5,327	(7,500)	(2,173)
GLM	2,135	(4,620)	(2,485)
GST	(542)	585	43
HUS	28,286	(29,870)	(1,584)
JPM	7,439	(5,880)	1,559
MSC	408	(520)	(112)
MYC	7,689	(7,790)	(101)
RBC	(4)	0	(4)
RYL	(467)	371	(96)
UAG	5,372	(4,970)	402
WST	1,877	(1,620)	257

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.3%

CORPORATE BONDS & NOTES 3.8%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$12,500	$12,530
Commonwealth Bank of Australia
0.669% due 09/17/2014		4,900	4,921
0.878% due 07/12/2013		7,100	7,124
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,500	6,825
4.100% due 12/17/2013		4,000	4,178
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,051
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	7,988
2.900% due 09/10/2014		4,200	4,393

			49,010

MORTGAGE-BACKED SECURITIES 0.5%
Medallion Trust
0.557% due 05/25/2035		1,102	1,107
Puma Finance Ltd.
0.505% due 02/21/2038		875	858
3.927% due 08/22/2037	AUD	600	601
4.120% due 07/12/2036		319	324
Swan Trust
4.822% due 04/25/2041		2,357	2,441
Torrens Trust
3.950% due 10/19/2038		747	753

			6,084

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		200	274

Total Australia (Cost $53,841)			55,368

CANADA 2.3%

CORPORATE BONDS & NOTES 0.5%
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$1,000	1,058
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	5,500	5,671

			6,729

SOVEREIGN ISSUES 1.8%
Province of British Columbia
4.300% due 06/18/2042		700	856
Province of Ontario
2.450% due 06/29/2022		$1,600	1,628
3.150% due 06/02/2022	CAD	5,400	5,717
4.000% due 06/02/2021		3,000	3,403
6.200% due 06/02/2031		300	430
Province of Quebec
2.750% due 08/25/2021		$4,400	4,617
3.500% due 12/01/2022	CAD	3,200	3,440
4.250% due 12/01/2021		2,700	3,090
5.000% due 12/01/2041		400	517

			23,698

Total Canada (Cost $29,406)			30,427

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.3%
Commercial Industrial Finance Corp.
0.678% due 03/01/2021		$1,900	1,851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duane Street CLO Ltd.
0.689% due 11/08/2017		$841	$834
Lafayette CLO Ltd.
1.635% due 09/06/2022		700	700
Wind River CLO Ltd.
0.711% due 12/19/2016		477	466

			3,851

CORPORATE BONDS & NOTES 0.1%
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,643

Total Cayman Islands (Cost $5,270)			5,494

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	347	67
Realkredit Danmark A/S
1.420% due 01/01/2038		2,367	411

Total Denmark (Cost $445)			478

FRANCE 4.6%

CORPORATE BONDS & NOTES 4.6%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	3,900	5,156
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$4,900	5,089
4.500% due 01/09/2013	EUR	1,200	1,559
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$5,000	4,953
Dexia Credit Local S.A.
0.814% due 03/05/2013		2,000	1,986
2.625% due 01/21/2014	EUR	3,100	4,062
2.750% due 01/10/2014		$12,600	12,714
2.750% due 04/29/2014		10,300	10,459
Dexia Municipal Agency S.A.
0.294% due 06/20/2014		6,000	5,802
1.550% due 10/31/2013	JPY	37,000	474
3.125% due 09/15/2015	EUR	2,400	3,206
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	543
Vivendi S.A.
6.625% due 04/04/2018		$2,600	3,034

Total France (Cost $59,596)			59,037

GERMANY 7.0%

CORPORATE BONDS & NOTES 6.4%
FMS Wertmanagement AoR
0.464% due 01/20/2014	EUR	5,800	7,446
0.464% due 02/18/2015		2,800	3,590
2.375% due 12/15/2014		21,500	28,918
3.375% due 06/17/2021		8,100	11,805
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,362
KFW
2.000% due 09/07/2016	EUR	3,900	5,306
6.250% due 05/19/2021	AUD	15,300	18,248
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	5,082

			82,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.6%
Republic of Germany
3.250% due 07/04/2021	EUR	300	$450
4.000% due 01/04/2037		4,300	7,397

			7,847

Total Germany (Cost $91,918)			90,604

IRELAND 1.2%

ASSET-BACKED SECURITIES 0.4%
Avoca CLO BV
0.743% due 09/15/2021	EUR	972	1,202
Dryden Leveraged Loan CDO
0.723% due 08/08/2022		1,100	1,328
Magi Funding PLC
1.314% due 04/11/2021		1,580	1,961

			4,491

CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		5,200	7,255

MORTGAGE-BACKED SECURITIES 0.2%
Fastnet Securities PLC
0.361% due 08/10/2043		1,354	1,259
German Residential Asset Note Distributor PLC
0.704% due 07/20/2016		150	189
Talisman Finance PLC
0.697% due 04/22/2017		455	545

			1,993

Total Ireland (Cost $13,861)			13,739

ITALY 3.3%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.441% due 12/12/2024	EUR	37	47

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.831% due 02/24/2014		$1,300	1,281
6.500% due 02/24/2021		2,800	2,740

			4,021

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015	EUR	1,900	2,447
3.750% due 08/01/2015		5,100	6,697
3.750% due 03/01/2021		800	963
4.500% due 02/01/2018		1,500	1,976
4.500% due 03/01/2019		3,300	4,286
4.750% due 05/01/2017		3,400	4,527
4.750% due 06/01/2017		1,400	1,859
5.000% due 08/01/2034		500	585
5.000% due 09/01/2040		600	693
5.500% due 09/01/2022		2,700	3,599
5.750% due 02/01/2033		500	643
Republic of Italy Government Bond
3.125% due 01/26/2015		$1,100	1,107
4.750% due 01/25/2016		1,200	1,237
5.250% due 09/20/2016		900	943
5.750% due 07/25/2016	EUR	2,700	3,660
6.000% due 08/04/2028	GBP	1,500	2,265

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 09/27/2023		$600	$671

			38,158

Total Italy (Cost $40,659)			42,226

JAPAN 6.0%

CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	30,000	382
0.775% due 04/25/2013		10,000	128
1.094% due 04/25/2013		20,000	256
1.415% due 12/24/2013		10,000	126
1.470% due 10/28/2013		20,000	254
4.500% due 03/24/2014	EUR	1,500	1,940
4.750% due 02/28/2014	JPY	20,000	264

			3,350

SOVEREIGN ISSUES 5.7%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,527
Japan Government International Bond
0.900% due 03/20/2022	JPY	3,980,000	51,869
2.000% due 03/20/2042		1,430,000	18,827

			73,223

Total Japan (Cost $75,157)			76,573

JERSEY, CHANNEL ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,263	1,631

CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	2,665	3,271

Total Jersey, Channel Islands (Cost $5,269)			4,902

LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	472	601
Penta CLO S.A.
1.166% due 06/04/2024		871	1,032

			1,633

CORPORATE BONDS & NOTES 0.2%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$2,900	2,963

Total Luxembourg (Cost $4,653)			4,596

MEXICO 3.6%

SOVEREIGN ISSUES 3.6%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	17,994
6.250% due 06/16/2016	MXN	112,600	9,176
6.500% due 06/10/2021		142,700	12,130
10.000% due 12/05/2024		63,200	6,918

Total Mexico (Cost $43,358)			46,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 7.8%

ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	834	$1,051
Grosvenor Place CLO BV
0.714% due 07/20/2021		1,087	1,342
1.043% due 07/20/2021	GBP	1,878	2,938

			5,331

CORPORATE BONDS & NOTES 1.0%
Achmea Hypotheekbank NV
0.792% due 11/03/2014		$2,600	2,593
3.200% due 11/03/2014		1,216	1,276
ING Bank NV
3.750% due 03/07/2017		200	211
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,158
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,132
3.500% due 04/07/2014	EUR	2,000	2,695
Rabobank Group
11.000% due 06/30/2019 (d)		$800	1,057
Ziggo Finance BV
6.125% due 11/15/2017	EUR	100	138

			13,260

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
0.325% due 07/01/2034		35	44
Dutch Mortgage Portfolio Loans BV
0.589% due 11/20/2035		1,188	1,522

			1,566

SOVEREIGN ISSUES 6.3%
Netherlands Government Bond
2.250% due 07/15/2022		9,500	12,800
2.500% due 01/15/2017		1,500	2,083
3.250% due 07/15/2021		6,500	9,509
3.500% due 07/15/2020		6,800	10,105
4.000% due 07/15/2018		5,000	7,514
4.000% due 07/15/2019		3,000	4,560
4.500% due 07/15/2017		22,900	34,674

			81,245

Total Netherlands (Cost $98,678)			101,402

NEW ZEALAND 3.2%

SOVEREIGN ISSUES 3.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	22,700	20,949
5.500% due 04/15/2023		7,500	7,322
6.000% due 05/15/2021		12,600	12,540

Total New Zealand (Cost $34,789)			40,811

NORWAY 1.2%

CORPORATE BONDS & NOTES 1.0%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	3,500	4,710
Eksportfinans ASA
1.875% due 04/02/2013		$500	498
2.000% due 09/15/2015		4,800	4,491
2.375% due 05/25/2016		3,300	3,056

			12,755

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	$2,310

Total Norway (Cost $14,529)			15,065

SOUTH AFRICA 0.6%

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	61,000	8,083

Total South Africa (Cost $7,993)			8,083

SOUTH KOREA 0.2%

CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,388

Total South Korea (Cost $2,780)			2,388

SPAIN 2.3%

CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	4,200	5,402
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		2,900	3,778

			9,180

SOVEREIGN ISSUES 1.6%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,400	1,811
Instituto de Credito Oficial
1.978% due 03/25/2014		9,500	11,881
4.530% due 03/17/2016	CAD	380	352
5.000% due 04/10/2017		$200	196
Spain Government International Bond
4.000% due 04/30/2020	EUR	1,700	1,973
4.200% due 01/31/2037		2,100	1,917
4.600% due 07/30/2019		1,000	1,229
5.250% due 04/06/2029	GBP	900	1,277

			20,636

Total Spain (Cost $31,320)			29,816

SUPRANATIONAL 3.5%

CORPORATE BONDS & NOTES 3.5%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,821
Eurofima
6.250% due 12/28/2018		4,200	4,828
European Investment Bank
6.125% due 01/23/2017		2,700	3,047
6.250% due 04/15/2015		4,300	4,743
European Union
2.500% due 12/04/2015	EUR	4,200	5,759
2.750% due 06/03/2016		4,200	5,842
3.125% due 01/27/2015		1,100	1,507
3.250% due 11/07/2014		1,100	1,507
3.250% due 04/04/2018		4,200	6,048
3.500% due 06/04/2021		3,400	4,982
International Finance Corp.
5.000% due 08/03/2016	AUD	700	772
5.750% due 06/24/2014		1,300	1,411

Total Supranational (Cost $44,209)			45,267

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	$1,873

Total Sweden (Cost $1,739)			1,873

UNITED KINGDOM 12.3%

CORPORATE BONDS & NOTES 2.3%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		$2,600	2,582
3.125% due 06/30/2015	EUR	6,600	8,839
Bank of Scotland PLC
4.500% due 10/23/2013		200	268
Barclays Bank PLC
10.179% due 06/12/2021		$2,000	2,609
BP Capital Markets PLC
3.125% due 10/01/2015		400	427
HBOS PLC
6.750% due 05/21/2018		1,200	1,224
LBG Capital PLC
11.250% due 09/14/2023	GBP	500	862
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$1,500	1,685
Nationwide Building Society
2.875% due 09/14/2015	EUR	1,200	1,642
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014		3,600	4,709
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	426
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,674

			29,947

MORTGAGE-BACKED SECURITIES 3.5%
Eurosail PLC
0.836% due 06/10/2044		3,217	4,699
Fosse Master Issuer PLC
2.908% due 10/18/2054		3,800	6,299
Gosforth Funding PLC
2.219% due 04/24/2047		3,200	5,206
Granite Mortgages PLC
0.951% due 03/20/2044		1,000	1,582
0.951% due 06/20/2044		3,700	5,855
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	1,700	2,213
1.897% due 10/15/2054		4,300	5,582
Mansard Mortgages PLC
1.303% due 12/15/2049	GBP	3,319	4,915
Newgate Funding PLC
1.502% due 12/15/2050	EUR	900	629
1.752% due 12/15/2050		1,300	786
1.903% due 12/15/2050	GBP	1,400	1,226
Opera Finance PLC
0.934% due 02/02/2017		3,079	4,803
RMAC Securities PLC
0.411% due 06/12/2044	EUR	1,425	1,583

			45,378

SOVEREIGN ISSUES 6.5%
United Kingdom Gilt
0.125% due 03/22/2029 (c)	GBP	1,845	3,023
0.375% due 03/22/2062 (c)		1,438	2,399
1.875% due 11/22/2022 (c)		4,238	8,718
4.250% due 12/07/2027		3,800	7,740

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 06/07/2032	GBP	1,400	$2,827
4.250% due 03/07/2036		800	1,598
4.250% due 09/07/2039		5,900	11,740
4.250% due 12/07/2040		5,200	10,333
4.750% due 12/07/2030		9,900	21,291
4.750% due 12/07/2038		5,400	11,607
6.000% due 12/07/2028		700	1,706

			82,982

Total United Kingdom (Cost $146,286)			158,307

UNITED STATES 39.4%

ASSET-BACKED SECURITIES 0.9%
AFC Home Equity Loan Trust
0.927% due 12/22/2027		$6	6
Amortizing Residential Collateral Trust
0.917% due 10/25/2031		26	20
Amresco Residential Securities Mortgage Loan Trust
1.157% due 06/25/2029		54	46
Bear Stearns Asset-Backed Securities Trust
0.647% due 11/25/2035		2,522	2,152
0.877% due 10/25/2032		17	15
1.017% due 10/27/2032		24	21
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		86	89
6.681% due 12/01/2033		56	59
Countrywide Asset-Backed Certificates
0.557% due 12/25/2036		88	42
4.693% due 10/25/2035		2,277	2,117
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		22	18
Home Equity Mortgage Trust
5.500% due 01/25/2037		471	112
Lehman XS Trust
0.387% due 04/25/2046^		123	121
Morgan Stanley ABS Capital
0.327% due 03/25/2037		2,517	1,107
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037		406	186
New Century Home Equity Loan Trust
1.102% due 05/25/2034		1,085	936
Residential Asset Mortgage Products Trust
0.777% due 06/25/2032		20	17
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032^		59	37
0.817% due 06/25/2032		32	23
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032		37	31
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	3,130	3,881

			11,036

BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$3,400	3,335

CORPORATE BONDS & NOTES 6.6%
Altria Group, Inc.
9.250% due 08/06/2019		676	961
American International Group, Inc.
6.797% due 11/15/2017	EUR	641	977
8.000% due 05/22/2068		3,500	5,050
8.175% due 05/15/2068		$3,348	4,114
AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,814

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
0.886% due 05/23/2017	EUR	1,900	$2,170
6.000% due 09/01/2017		$100	116
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,200	1,499
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,970
Cardinal Health, Inc.
5.800% due 10/15/2016		500	585
CIT Group, Inc.
5.250% due 04/01/2014		600	629
Citigroup, Inc.
0.678% due 06/09/2016		2,900	2,683
1.906% due 01/13/2014		2,500	2,521
5.500% due 10/15/2014		100	108
6.000% due 08/15/2017		21	24
6.125% due 05/15/2018		716	849
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,379
Cytec Industries, Inc.
8.950% due 07/01/2017		200	247
Goldman Sachs Group, Inc.
0.823% due 03/22/2016		2,500	2,405
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,790
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,053
6.500% due 09/01/2014		2,600	2,808
6.625% due 11/15/2013		3,000	3,150
6.750% due 09/01/2016		2,100	2,370
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013^		1,900	499
6.875% due 05/02/2018^		6,100	1,617
Loews Corp.
5.250% due 03/15/2016		300	338
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	2,300	2,909
0.675% due 01/31/2014		600	762
Morgan Stanley
0.593% due 11/29/2013		1,900	2,420
0.912% due 04/13/2016		400	476
0.917% due 01/16/2017		200	233
6.250% due 08/28/2017		$400	454
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,109
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,059
Simon Property Group LP
6.125% due 05/30/2018		750	917
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,249
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,939
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	427
4.375% due 09/16/2014		7,500	10,206

			84,886

MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		$129	117
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,932	2,001
American Home Mortgage Assets LLC
0.407% due 05/25/2046		1,481	936

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.533% due 10/25/2034	$506	$509
Banc of America Funding Corp.
2.634% due 02/20/2036	1,680	1,677
5.630% due 01/20/2047^	179	128
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	6,295	6,303
Banc of America Mortgage Trust
3.102% due 05/25/2035	1,300	1,133
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	100	112
BCAP LLC Trust
0.957% due 01/26/2047	432	339
5.013% due 02/26/2036	207	186
5.250% due 04/26/2037	996	923
5.250% due 08/26/2037	1,085	1,071
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	2,007	1,970
2.471% due 08/25/2033	197	200
2.570% due 03/25/2035	2,513	2,544
2.764% due 08/25/2033	21	21
2.803% due 10/25/2033	116	117
2.959% due 02/25/2034	19	19
3.078% due 03/25/2035	343	346
3.117% due 05/25/2047^	640	492
3.189% due 05/25/2034	94	92
3.229% due 05/25/2034	219	217
3.399% due 11/25/2034	196	200
Bear Stearns Alt-A Trust
2.921% due 11/25/2036	3,409	2,292
3.006% due 09/25/2035	1,084	881
4.848% due 11/25/2036^	402	297
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036	1,648	1,040
Chase Mortgage Finance Corp.
2.968% due 02/25/2037	393	406
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	838	860
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	570	553
2.679% due 08/25/2035	275	275
3.109% due 09/25/2037^	2,147	1,618
Countrywide Alternative Loan Trust
0.407% due 09/25/2046	1,979	1,308
0.414% due 12/20/2046	1,665	1,029
0.427% due 07/25/2046	83	52
0.567% due 05/25/2037^	555	317
1.648% due 11/25/2035	389	267
2.188% due 11/25/2035	300	212
2.897% due 02/25/2037^	947	723
5.250% due 06/25/2035	212	182
6.000% due 01/25/2037^	1,140	865
6.250% due 08/25/2037^	245	179
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035	2,326	1,513
0.547% due 02/25/2035	361	318
0.597% due 09/25/2034	24	19
2.657% due 11/25/2034	242	221
2.781% due 11/25/2035	43	35
2.910% due 04/20/2035	90	91
3.012% due 08/25/2034	63	53
4.181% due 11/19/2033	20	20
Credit Suisse First Boston Mortgage Securities Corp.
1.367% due 03/25/2034^	203	177
2.120% due 05/25/2032	5	5
2.605% due 07/25/2033	47	47
2.699% due 08/25/2033	222	226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/25/2033	$36	$39
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	4,700	83
1.566% due 11/10/2046 (a)	12,041	612
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	122	122
2.614% due 08/25/2035	278	265
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	34	34
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	14	14
Greenpoint Mortgage Funding Trust
0.397% due 01/25/2037	394	230
0.417% due 10/25/2046	1,426	588
0.427% due 04/25/2036	428	261
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	27	27
GSR Mortgage Loan Trust
1.870% due 03/25/2033	119	120
2.647% due 09/25/2035	200	201
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	1,812	1,033
0.409% due 09/19/2037	713	500
0.998% due 12/19/2036	681	456
2.958% due 05/19/2033	245	247
3.077% due 07/19/2035	69	57
Indymac Index Mortgage Loan Trust
0.407% due 09/25/2046	1,540	1,039
0.417% due 11/25/2046	1,572	613
2.671% due 12/25/2034	86	75
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	232	234
5.550% due 10/25/2036	141	140
JPMorgan Mortgage Trust
2.365% due 11/25/2033	133	133
5.266% due 11/25/2035	139	138
MASTR Alternative Loans Trust
0.617% due 03/25/2036	224	39
Mellon Residential Funding Corp.
0.661% due 12/15/2030	372	372
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	891	867
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	3,128	2,657
0.467% due 08/25/2036	153	149
2.539% due 02/25/2033	112	113
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049	2,700	3,104
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	733	396
0.397% due 06/25/2046	2,396	1,055
0.447% due 05/25/2037	624	145
0.522% due 09/25/2046	671	145
Residential Asset Securitization Trust
0.667% due 12/25/2036^	289	100
6.250% due 10/25/2036^	1,199	862
6.500% due 08/25/2036^	727	486
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	147	117
6.500% due 03/25/2032	22	23
Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032	17	15
Sequoia Mortgage Trust
0.569% due 07/20/2033	671	664
0.919% due 10/19/2026	192	192
2.625% due 04/20/2035	2,645	2,664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
2.666% due 12/25/2035	$1,972	$1,173
2.778% due 02/25/2034	146	148
2.828% due 04/25/2034	355	354
2.923% due 09/25/2034	386	388
Structured Asset Mortgage Investments, Inc.
0.407% due 07/25/2046	396	258
0.427% due 05/25/2046	674	392
0.469% due 07/19/2035	1,420	1,239
0.799% due 07/19/2034	158	157
Thornburg Mortgage Securities Trust
1.467% due 06/25/2047	394	344
5.750% due 06/25/2037	6,294	6,246
5.750% due 06/25/2047	1,086	993
UBS-Citigroup Commercial Mortgage Trust
2.713% due 01/10/2045 (a)	5,955	829
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	1,405	1,317
0.507% due 07/25/2045	703	648
0.527% due 01/25/2045	405	391
0.537% due 08/25/2045	118	108
2.120% due 03/25/2033	484	488
2.437% due 08/25/2034	704	700
2.453% due 06/25/2033	94	97
2.476% due 03/25/2035	484	484
2.516% due 04/25/2035	1,800	1,650
2.574% due 03/25/2034	393	400
2.616% due 09/25/2046	2,738	2,367
2.616% due 11/25/2046	476	412
5.895% due 08/25/2046	2,000	1,867
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.667% due 04/25/2035	2,785	2,020
0.908% due 04/25/2047^	586	43
0.918% due 04/25/2047	635	163
1.088% due 07/25/2046^	472	219
Wells Fargo Mortgage-Backed Securities Trust
2.620% due 06/25/2035	1,497	1,523
2.630% due 06/25/2035	782	801

		87,379

MUNICIPAL BONDS & NOTES 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	200	239
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	530	521
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,802
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	3,048
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.946% due 12/15/2013	370	439
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,474

		7,523

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 10/29/2012 (d)	130	969

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
SLM Corp. CPI Linked Security
3.714% due 01/16/2018	9,000	$212

		1,181

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.417% due 10/27/2037	$5,700	5,673
0.647% due 11/25/2040	3,404	3,416
0.667% due 11/25/2040	3,730	3,740
0.717% due 10/25/2040 - 12/25/2040	6,118	6,158
2.249% due 12/01/2034	297	313
2.301% due 03/01/2024	16	16
2.424% due 11/01/2023	6	6
2.492% due 11/01/2034	2,193	2,356
3.490% due 12/01/2020	971	1,082
3.500% due 11/01/2042	89,000	95,216
3.730% due 01/01/2018	1,000	1,085
4.000% due 04/01/2039 - 11/01/2042	55,995	60,324
5.022% due 05/01/2035	218	235
5.090% due 09/01/2041	495	576
6.500% due 11/01/2036	469	527
Freddie Mac
0.571% due 12/15/2030	29	29
0.821% due 12/15/2037 - 07/15/2040	2,897	2,929
1.306% due 10/25/2044	2,512	2,534
2.328% due 02/01/2029	156	167
2.361% due 05/01/2023	21	21
2.811% due 04/01/2037	60	65
6.000% due 12/15/2024	138	154
7.400% due 02/01/2021	73	72
Ginnie Mae
0.821% due 02/16/2030	131	133
1.625% due 07/20/2022 - 01/20/2030	260	271
1.750% due 05/20/2022 - 05/20/2030	71	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 04/20/2030 -05/20/2030	$37	$38
6.000% due 08/20/2034	5,649	6,841
NCUA Guaranteed Notes
0.598% due 11/06/2017	15,377	15,415
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,517

		214,984

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(j)	12,200	12,671
3.125% due 11/15/2041	9,200	9,815
3.750% due 08/15/2041 (h)(j)(k)	5,100	6,107
5.500% due 08/15/2028 (h)(j)	41,500	59,455
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(i)(j)	4,640	5,001
2.375% due 01/15/2027	1,023	1,414

		94,463

Total United States (Cost $500,442)		504,787

VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,900	2,955

Total Virgin Islands (British) (Cost $2,883)		2,955

SHORT-TERM INSTRUMENTS 15.3%

CERTIFICATES OF DEPOSIT 1.8%
Dexia Credit Local
1.700% due 09/06/2013	$18,000	18,000
Itau Unibanco Holding S.A.
0.000% due 11/13/2012	4,500	4,491

		22,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		$600	$600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $608. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		2,098	2,098
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $2,142. Repurchase proceeds are $2,098.)

			2,698

MEXICO TREASURY BILLS 1.9%
4.452% due 10/04/2012 - 10/18/2012 (b)	MXN	319,000	24,747

U.S. TREASURY BILLS 0.3%
0.147% due 10/18/2012 - 06/27/2013 (b)(f)(h)(j)		$3,846	3,844

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 11.1%
PIMCO Short-Term Floating NAV Portfolio		14,178,334	142,109

Total Short-Term Instruments (Cost $195,679)			195,889

PURCHASED OPTIONS (m) 0.1%
(Cost $1,122)			1,010

Total Investments 119.6% (Cost $1,505,882)			$1,537,315

Written Options (n) (0.4%) (Premiums $4,610)			(5,154)

Other Assets and Liabilities (Net) (19.2%)			(247,028)

Net Assets 100.0%			$1,285,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $140 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $140,400 at a weighted average interest rate of 0.345%.
(h)	Securities with an aggregate market value of $8,551 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $326 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.250%	09/10/2012	10/01/2012	$325	$(325)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

(j)	Securities with an aggregate market value of $5,808 and cash of $110 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	752	$(448)
Canada Government 10-Year Bond December Futures	Short	12/2012	149	(181)
Euro-Bobl December Futures	Long	12/2012	192	(59)
Euro-BTP Italy Government Bond December Futures	Long	12/2012	33	256
Euro-Bund 10-Year Bond December Futures	Long	12/2012	633	1,669
Japan Government 10-Year Bond December Futures	Long	12/2012	40	137
Put Options Strike @ EUR 123.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	90	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	1,054	633
U.S. Treasury 10-Year Note December Futures	Long	12/2012	371	177
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	31	(31)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	19	69

				$2,222

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $439 and cash of $676 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	6-Month JPY-LIBOR	0.300%	12/19/2014	JPY	500,000	$(3)	$0
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023		6,550,000	1,137	386

						$1,134	$386

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.072%	$	7,000	$(10)	$0	$(10)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.072%		800	(1)	0	(1)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.353%		500	(14)	(10)	(4)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	2.221%		2,050	110	0	110
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.086%		200	1	2	(1)
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.386%		1,500	(35)	0	(35)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.442%		900	(13)	0	(13)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.384%		300	0	0	0
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.235%		3,000	(22)	0	(22)
Rohm & Haas Co.	DUB	(1.000%	)	03/20/2013	0.088%		500	(2)	(9)	7
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.090%		4,500	(9)	0	(9)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.410%		3,000	(7)	0	(7)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.992%		750	2	0	2
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.516%		3,000	(19)	0	(19)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.280%		400	(2)	0	(2)
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.219%		3,500	(793)	0	(793)
U.S. Treasury Notes	BPS	(0.250%	)	12/20/2017	0.332%	EUR	3,000	22	22	0
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		500	2	2	0
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.523%	$	4,100	(102)	(105)	3
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		3,900	(97)	(98)	1
United Kingdom Gilt	MYC	(1.000%	)	12/20/2017	0.523%		700	(17)	(17)	0
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.282%		1,200	(14)	0	(14)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.282%		1,200	(14)	0	(14)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.282%		200	0	(1)	1
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.617%		100	3	0	3
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.617%		2,500	14	0	14
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.962%	GBP	2,500	(519)	0	(519)

								$(1,536)	$(214)	$(1,322)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$	1,200	$13	$22	$(9)
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		6,900	172	105	67
Australia Government Bond	DUB	1.000%	12/20/2016	0.404%		1,300	33	3	30
Australia Government Bond	GST	1.000%	12/20/2016	0.404%		4,000	101	(18)	119
Australia Government Bond	MYC	1.000%	12/20/2016	0.404%		900	23	3	20
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		3,900	97	50	47
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		2,100	52	38	14
Australia Government Bond	UAG	1.000%	12/20/2016	0.404%		5,100	129	2	127
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		400	7	4	3
China Government International Bond	DUB	1.000%	03/20/2016	0.510%		1,000	18	11	7
Italy Government International Bond	DUB	1.000%	06/20/2017	3.354%		2,000	(200)	(306)	106
Italy Government International Bond	GST	1.000%	06/20/2017	3.354%		2,300	(230)	(374)	144
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.137%		900	17	0	17
Spain Government International Bond	JPM	1.000%	06/20/2017	3.727%		2,200	(250)	(364)	114
Spain Government International Bond	UAG	1.000%	06/20/2017	3.727%		4,500	(512)	(742)	230
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.120%	JPY	10,000	(4)	(6)	2
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.382%		30,000	(13)	(28)	15
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.624%		30,000	(4)	(12)	8
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		10,000	(1)	(3)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		10,000	(3)	(4)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.382%		10,000	(4)	(7)	3
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.167%	EUR	5,000	18	(73)	91
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		2,900	5	(53)	58
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	1,500	34	14	20
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		900	20	7	13
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		6,200	137	40	97
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		7,500	167	50	117
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		200	4	1	3

							$(174)	$(1,640)	$1,466

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	2,000	$(16)	$(55)	$39
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		2,900	(22)	(79)	57
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		1,400	(11)	(33)	22
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		6,300	(50)	(232)	182
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		900	(7)	(21)	14
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		4,100	(50)	(87)	37

						$(156)	$(507)	$351

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$	37,927	JPY	3,000,000	$(473)	$(50)	$(423)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		12,200		976,000	(270)	(71)	(199)

								$(743)	$(121)	$(622)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	1,000	$124	$(4)	$128
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,200	149	(4)	153
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	360,000	352	98	254
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		490,000	479	133	346
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	42,900	155	14	141
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		65,700	237	(72)	309
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		64,100	120	2	118
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		20,600	92	9	83
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		51,900	47	(8)	55
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		101,500	91	(36)	127
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		57,200	52	(10)	62
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		17,700	120	(36)	156
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		21,900	149	(98)	247
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		16,300	85	6	79

							$2,252	$(6)	$2,258

(m)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	9,000	$726	$673
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		4,500	372	337

								$1,098	$1,010

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	90.000	10/17/2012	$	100,000	$10	$0
Call - OTC USD versus JPY	MSX		90.000	10/25/2012		100,000	10	0

							$20	$0

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 11/01/2042	BRC	$95.875	11/07/2012	$	30,000	$4	$0

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,800	$0	$(22)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,800	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,000	0	(14)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,000	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		14,400	0	(156)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		14,400	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		5,200	36	(132)

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	5,200	$124	$(7)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		38,000	722	(651)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		18,900	356	(324)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		30,800	158	(782)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		30,800	851	(41)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		65,400	777	(2,579)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		65,400	1,233	(36)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		6,800	96	(268)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		6,800	113	(4)

								$4,466	$(5,016)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$	6,000	$28	$(72)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		4,000	20	(48)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		6,000	28	(6)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		4,000	20	(4)

						$96	$(130)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	2,000	$26	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		2,200	22	(5)

							$48	$(8)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	212	$340,100	$4,286
Sales	147	93,646	1,470
Closing Buys	(359)	(91,846)	(1,146)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$341,900	$4,610

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2042	$16,000	$17,158	$(17,158)

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	808	$	828	BRC	$0	$(9)	$(9)
10/2012		1,326		1,399	CBK	25	0	25
10/2012		1,178		1,225	HUS	3	0	3
10/2012		46,223		47,767	JPM	36	(182)	(146)
10/2012	BRL	464		229	UAG	0	0	0
10/2012	CNY	20,512		3,200	JPM	0	(59)	(59)
10/2012	EUR	3,745		4,857	BRC	44	0	44
10/2012		101		127	RYL	0	(3)	(3)
10/2012	INR	1,651		28	HUS	0	(3)	(3)
10/2012	JPY	222,331		2,853	CBK	4	0	4
10/2012	MXN	14,782		1,105	BRC	0	(41)	(41)
10/2012		204,493		15,397	HUS	0	(465)	(465)
10/2012		110,000		8,484	UAG	0	(60)	(60)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	MYR	108	$	34	UAG	$0	$(2)	$(2)
10/2012	SGD	73		58	RYL	0	(2)	(2)
10/2012	$	103	AUD	99	BPS	0	(1)	(1)
10/2012		1,441		1,376	RBC	0	(15)	(15)
10/2012		160		154	UAG	0	0	0
10/2012		226	BRL	464	UAG	3	0	3
10/2012		3,235	CNY	20,512	HUS	24	0	24
10/2012		4,933	EUR	3,819	JPM	0	(26)	(26)
10/2012		127		102	UAG	3	0	3
10/2012		30	INR	1,651	HUS	2	0	2
10/2012		39,509	JPY	3,088,796	BRC	80	0	80
10/2012		2,890		225,719	CBK	3	0	3
10/2012		35,267		2,755,361	DUB	48	0	48
10/2012		88,757		6,916,737	FBF	0	(110)	(110)
10/2012		35,853		2,821,454	GLM	313	(4)	309
10/2012		24,285		1,890,527	JPM	0	(57)	(57)
10/2012		83,724		6,486,965	RYL	0	(589)	(589)
10/2012		1,106	MXN	14,782	HUS	40	0	40
10/2012		35	MYR	108	UAG	0	0	0
10/2012		26	PHP	1,145	CBK	1	0	1
10/2012		2,655	ZAR	21,990	BOA	0	(22)	(22)
10/2012		6,184		51,315	BRC	0	(39)	(39)
10/2012		2,123		17,538	HUS	0	(23)	(23)
10/2012		220		1,825	JPM	0	(1)	(1)
10/2012	ZAR	26,786	$	3,215	BRC	14	(7)	7
10/2012		12,598		1,528	CBK	19	0	19
10/2012		10,651		1,287	DUB	12	0	12
10/2012		17,694		2,140	GLM	21	0	21
10/2012		67,055		7,947	HUS	0	(83)	(83)
10/2012		7,178		868	JPM	8	0	8
10/2012		16,853		2,051	MSC	33	0	33
11/2012	AUD	397		413	BRC	2	0	2
11/2012	EUR	1,177		1,493	CBK	0	(20)	(20)
11/2012		4,373		5,575	DUB	0	(47)	(47)
11/2012		1,430		1,799	FBF	0	(40)	(40)
11/2012		1,766		2,226	UAG	0	(45)	(45)
11/2012	HKD	421		54	JPM	0	0	0
11/2012	NOK	663		114	MSC	0	(2)	(2)
11/2012	NZD	49,654		40,965	BOA	0	(108)	(108)
11/2012	TWD	1,274		43	BRC	0	0	0
11/2012	$	697	AUD	669	WST	0	(5)	(5)
11/2012		4,010	DKK	23,904	BRC	114	0	114
11/2012		4,012		23,903	DUB	112	0	112
11/2012		2,121	SEK	14,153	BRC	30	0	30
11/2012		2,125		14,154	UAG	26	0	26
12/2012	BRL	464	$	224	UAG	0	(3)	(3)
12/2012	CAD	11,743		12,008	BPS	85	0	85
12/2012		189		192	BRC	0	0	0
12/2012		6,258		6,376	HUS	22	0	22
12/2012		4,641		4,727	JPM	15	0	15
12/2012		12,967		13,286	RBC	120	0	120
12/2012		246		253	RYL	3	0	3
12/2012	EUR	70,051		89,558	HUS	34	(568)	(534)
12/2012		14,605		18,874	JPM	134	(43)	91
12/2012		5,161		6,747	RBC	109	0	109
12/2012		16,648		21,255	RYL	0	(156)	(156)
12/2012		5,131		6,616	UAG	30	(13)	17
12/2012	GBP	38		62	BPS	0	0	0
12/2012		766		1,244	BRC	7	0	7
12/2012		1,824		2,955	HUS	10	0	10
12/2012		806		1,305	JPM	4	0	4
12/2012		1,073		1,740	RBC	8	0	8
12/2012		1,356		2,191	RYL	2	0	2
12/2012	MXN	73,539		5,654	BRC	0	(24)	(24)
12/2012		11,168		865	CBK	3	0	3
12/2012		31,099		2,408	DUB	7	0	7
12/2012		77,737		5,924	GLM	0	(78)	(78)
12/2012		10,804		830	HUS	0	(4)	(4)
12/2012		423,402		32,533	MSC	69	(229)	(160)
12/2012		69,506		5,390	UAG	23	0	23

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	$	13,190	CAD	12,894	BRC	$0	$(98)	$(98)
12/2012		8,473		8,207	CBK	0	(140)	(140)
12/2012		6,607		6,452	DUB	0	(56)	(56)
12/2012		3,249		3,160	HUS	0	(40)	(40)
12/2012		3,816		3,705	JPM	0	(54)	(54)
12/2012		1,925	EUR	1,495	BPS	0	(2)	(2)
12/2012		15,952		12,455	BRC	73	(7)	66
12/2012		28,049		21,442	CBK	0	(472)	(472)
12/2012		10,580		8,182	HUS	0	(57)	(57)
12/2012		49,047		38,013	JPM	0	(159)	(159)
12/2012		2,872		2,216	RYL	0	(22)	(22)
12/2012		35,750	GBP	22,483	BPS	548	0	548
12/2012		3,123		1,951	JPM	27	0	27
12/2012		340		211	RYL	0	0	0
12/2012		127	MXN	1,724	CBK	7	0	7
12/2012		411		5,467	DUB	11	0	11
12/2012		3,945		50,854	GLM	0	(18)	(18)
12/2012		7,762		103,067	HUS	199	(3)	196
12/2012		626		8,483	JPM	29	0	29
12/2012		1,934		25,739	MSC	53	0	53
12/2012		8,242		108,779	UAG	186	(29)	157
01/2013	CLP	17,227	$	34	HUS	0	(2)	(2)
01/2013	MYR	108		35	UAG	0	0	0
01/2013	$	40	IDR	390,290	MSC	0	0	0
02/2013	CNY	20,512	$	3,225	HUS	0	(2)	(2)
02/2013		119,213		18,710	JPM	0	(46)	(46)
02/2013	$	1,192	CNY	7,514	BRC	0	(10)	(10)
05/2013	EUR	1,308	$	1,653	BOA	0	(32)	(32)
05/2013		4,372		5,606	BRC	0	(27)	(27)
05/2013		1,448		1,845	FBF	0	(21)	(21)
05/2013		1,616		2,045	UAG	0	(37)	(37)
08/2013	$	3,033	CNY	19,000	DUB	0	(63)	(63)
08/2013		6,821		43,072	UAG	0	(88)	(88)
04/2014	CNY	75,138	$	11,681	DUB	70	0	70
04/2014	$	1,062	CNY	6,462	BRC	0	(63)	(63)
04/2014		2,233		13,600	CBK	0	(131)	(131)
04/2014		821		5,000	GST	0	(48)	(48)
04/2014		709		4,314	HUS	0	(42)	(42)
04/2014		1,342		8,174	JPM	0	(79)	(79)
04/2014		9,898		60,782	RYL	0	(505)	(505)
04/2014		1,416		8,616	UAG	0	(85)	(85)
09/2015		500		3,070	BOA	0	(38)	(38)
09/2015		731		4,470	BRC	0	(58)	(58)
09/2015		4,779		28,904	CBK	0	(425)	(425)
09/2015		326		1,970	JPM	0	(29)	(29)
09/2015		480		2,953	MSC	0	(35)	(35)

						$2,908	$(6,211)	$(3,303)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$49,010	$0	$49,010
Mortgage-Backed Securities	0	6,084	0	6,084
Sovereign Issues	0	274	0	274
Canada
Corporate Bonds & Notes	0	6,729	0	6,729
Sovereign Issues	0	23,698	0	23,698
Cayman Islands
Asset-Backed Securities	0	3,151	700	3,851
Corporate Bonds & Notes	0	1,643	0	1,643
Denmark
Corporate Bonds & Notes	0	478	0	478

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
France
Corporate Bonds & Notes	$0	$59,037	$0	$59,037
Germany
Corporate Bonds & Notes	0	82,757	0	82,757
Sovereign Issues	0	7,847	0	7,847
Ireland
Asset-Backed Securities	0	4,491	0	4,491
Corporate Bonds & Notes	0	7,255	0	7,255
Mortgage-Backed Securities	0	1,993	0	1,993
Italy
Asset-Backed Securities	0	47	0	47
Corporate Bonds & Notes	0	4,021	0	4,021
Sovereign Issues	0	38,158	0	38,158

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	149

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Japan
Corporate Bonds & Notes	$0	$3,350	$0	$3,350
Sovereign Issues	0	73,223	0	73,223
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,631	1,631
Corporate Bonds & Notes	0	3,271	0	3,271
Luxembourg
Asset-Backed Securities	0	1,633	0	1,633
Corporate Bonds & Notes	0	2,963	0	2,963
Mexico
Sovereign Issues	0	46,218	0	46,218
Netherlands
Asset-Backed Securities	0	5,331	0	5,331
Corporate Bonds & Notes	0	13,260	0	13,260
Mortgage-Backed Securities	0	1,566	0	1,566
Sovereign Issues	0	81,245	0	81,245
New Zealand
Sovereign Issues	0	40,811	0	40,811
Norway
Corporate Bonds & Notes	0	12,755	0	12,755
Sovereign Issues	0	2,310	0	2,310
South Africa
Sovereign Issues	0	8,083	0	8,083
South Korea
Corporate Bonds & Notes	0	2,388	0	2,388
Spain
Corporate Bonds & Notes	0	9,180	0	9,180
Sovereign Issues	0	20,636	0	20,636
Supranational
Corporate Bonds & Notes	0	45,267	0	45,267
Sweden
Corporate Bonds & Notes	0	1,873	0	1,873
United Kingdom
Corporate Bonds & Notes	0	29,947	0	29,947
Mortgage-Backed Securities	0	45,378	0	45,378
Sovereign Issues	0	82,982	0	82,982
United States
Asset-Backed Securities	0	11,036	0	11,036

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Bank Loan Obligations	$0	$3,335	$0	$3,335
Corporate Bonds & Notes	0	84,886	0	84,886
Mortgage-Backed Securities	0	84,920	2,459	87,379
Municipal Bonds & Notes	0	7,523	0	7,523
Preferred Securities	212	0	969	1,181
U.S. Government Agencies	0	199,497	15,487	214,984
U.S. Treasury Obligations	0	94,463	0	94,463
Virgin Islands (British)
Corporate Bonds & Notes	0	2,955	0	2,955
Short-Term Instruments
Certificates of Deposit	0	22,491	0	22,491
Repurchase Agreements	0	2,698	0	2,698
Mexico Treasury Bills	0	24,747	0	24,747
U.S. Treasury Bills	0	3,844	0	3,844
PIMCO Short-Term Floating NAV Portfolio	142,109	0	0	142,109
Purchased Options
Interest Rate Contracts	0	1,010	0	1,010
	$142,321	$1,373,748	$21,246	$1,537,315

Short Sales, at value	$0	$(17,158)	$0	$(17,158)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,967	0	1,967
Foreign Exchange Contracts	0	2,908	0	2,908
Interest Rate Contracts	2,941	2,644	0	5,585
	$2,941	$7,519	$0	$10,460

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,472)	0	(1,472)
Foreign Exchange Contracts	0	(6,833)	0	(6,833)
Interest Rate Contracts	(719)	(5,146)	(8)	(5,873)
	$(719)	$(13,451)	$(8)	$(14,178)

Totals	$144,543	$1,350,658	$21,238	$1,516,439

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$0	$700	$0	$0	$0	$0	$0	$0	$700	$0
Jersey, Channel Islands
Asset-Backed Securities	1,859	0	(176)	4	(9)	(47)	0	0	1,631	(47)
Netherlands
Asset-Backed Securities	1,217	0	(150)	7	(8)	(15)	0	(1,051)	0	0
United States
Mortgage-Backed Securities	2,583	111	(124)	9	12	55	0	(187)	2,459	50
Preferred Securities	973	0	0	0	0	(4)	0	0	969	(4)
U.S. Government Agencies	17,407	0	(1,958)	0	0	38	0	0	15,487	38

	$24,039	$811	$(2,408)	$20	$(5)	$27	$0	$(1,238)	$21,246	$37

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$2	$0	$0	$(8)	$2

Totals	$24,029	$811	$(2,408)	$20	$(5)	$29	$0	$(1,238)	$21,238	$39

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$700	Benchmark Pricing	Base Price	99.99
Jersey, Channel Islands
Asset-Backed Securities	1,631	Benchmark Pricing	Base Price	100.40-100.50
United States
Mortgage-Backed Securities	126	Benchmark Pricing	Base Price	98.70-112.32
	2,333	Third Party Vendor	Broker Quote	78.50-98.70
Preferred Securities	969	Benchmark Pricing	Base Price	0.75
U.S. Government Agencies	72	Benchmark Pricing	Base Price	98.35
	15,415	Third Party Vendor	Broker Quote	100.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(8)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$21,238

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,010	$1,010
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	164	164
Unrealized appreciation on foreign currency contracts	0	0	0	2,908	0	2,908
Unrealized appreciation on OTC swap agreements	0	1,967	0	0	2,258	4,225

	$0	$1,967	$0	$2,908	$3,432	$8,307

Liabilities:
Written options outstanding	$0	$0	$0	$0	$5,154	$5,154
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	6,211	0	6,211
Unrealized depreciation on OTC swap agreements	0	1,472	0	622	0	2,094

	$0	$1,472	$0	$6,833	$5,160	$13,465

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	151

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(40)	$(4)	$(44)
Net realized gain on futures contracts	0	0	0	0	2,211	2,211
Net realized gain on written options	0	0	0	209	937	1,146
Net realized gain on swaps	0	2,986	0	0	4,125	7,111
Net realized gain on foreign currency transactions	0	0	0	15,950	0	15,950

	$0	$2,986	$0	$16,119	$7,269	$26,374

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(20)	$(92)	$(112)
Net change in unrealized appreciation on futures contracts	0	0	0	0	2,868	2,868
Net change in unrealized (depreciation) on written options	0	0	0	0	(1,336)	(1,336)
Net change in unrealized appreciation (depreciation) on swaps	0	167	0	(622)	(1,182)	(1,637)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,200)	0	(2,200)

	$0	$167	$0	$(2,842)	$258	$(2,417)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,222 and open centrally cleared swaps cumulative appreciation/(depreciation) of $386 as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(241)	$0	$(241)
BPS	355	(860)	(505)
BRC	199	0	199
CBK	(1,101)	1,063	(38)
DUB	(3,552)	3,130	(422)
FBF	270	(1,720)	(1,450)
GLM	211	(340)	(129)
GST	(1,166)	1,586	420
HUS	(442)	570	128
JPM	(1,252)	1,199	(53)
MSC	(110)	108	(2)
MYC	(33)	0	(33)
RBC	222	0	222
RYL	(695)	404	(291)
RYM	(52)	0	(52)
UAG	(412)	490	78
WST	(5)	0	(5)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.7%

CORPORATE BONDS & NOTES 1.8%
Commonwealth Bank of Australia
0.669% due 09/17/2014		$1,100	$1,105
0.878% due 07/12/2013		500	502
2.250% due 03/16/2017		2,300	2,395
ING Bank Australia Ltd.
4.037% due 06/24/2014	AUD	2,000	2,087
Macquarie Bank Ltd.
4.100% due 12/17/2013		$600	627
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,867

			8,583

MORTGAGE-BACKED SECURITIES 0.3%
Crusade Global Trust
0.479% due 11/19/2037	EUR	110	141
Puma Finance Ltd.
0.505% due 02/21/2038		$183	179
3.927% due 08/22/2037	AUD	67	67
4.120% due 07/12/2036		64	65
Swan Trust
4.822% due 04/25/2041		625	648
Torrens Trust
3.950% due 10/19/2038		289	291

			1,391

SOVEREIGN ISSUES 0.6%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		2,000	2,743

Total Australia (Cost $11,727)			12,717

BELGIUM 1.0%

SOVEREIGN ISSUES 1.0%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	3,500	4,962

Total Belgium (Cost $4,742)			4,962

CANADA 2.9%

CORPORATE BONDS & NOTES 1.0%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,900	1,963
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		800	852
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		1,900	2,010
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	208

			5,033

SOVEREIGN ISSUES 1.9%
Province of British Columbia
4.300% due 06/18/2042		100	122
Province of Ontario
2.450% due 06/29/2022		$500	509
3.150% due 06/02/2022	CAD	3,300	3,494
4.000% due 10/07/2019		$400	464
4.000% due 06/02/2021	CAD	1,200	1,361
Province of Quebec
2.750% due 08/25/2021		$700	734
3.500% due 12/01/2022	CAD	1,000	1,075
4.250% due 12/01/2021		700	801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 11/14/2016		$300	$353

			8,913

Total Canada (Cost $13,323)			13,946

CAYMAN ISLANDS 0.8%

ASSET-BACKED SECURITIES 0.5%
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		$563	559
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		600	588
Lafayette CLO Ltd.
1.635% due 09/06/2022		300	300
Landmark CDO Ltd.
0.718% due 06/01/2017		993	973

			2,420

CORPORATE BONDS & NOTES 0.3%
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,534

Total Cayman Islands (Cost $3,773)			3,954

CHILE 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
2.055% due 01/19/2016		$900	875

Total Chile (Cost $900)			875

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	93	18
Realkredit Danmark A/S
1.420% due 01/01/2038		1,982	344

Total Denmark (Cost $357)			362

FRANCE 4.5%

CORPORATE BONDS & NOTES 4.2%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	600	788
4.750% due 05/28/2013		700	925
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		$1,200	1,210
4.500% due 01/09/2013	EUR	700	909
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$1,000	991
Dexia Credit Local S.A.
0.814% due 03/05/2013		1,200	1,192
0.927% due 04/29/2014		2,100	2,041
0.997% due 04/01/2014	GBP	300	478
2.750% due 01/10/2014		$6,300	6,357
2.750% due 04/29/2014		1,100	1,117
Dexia Municipal Agency S.A.
0.294% due 06/20/2014		1,000	967
1.550% due 10/31/2013	JPY	138,000	1,767
2.750% due 01/25/2016	EUR	1,200	1,588
Vivendi S.A.
6.625% due 04/04/2018		$100	117

			20,447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		$1,300	$1,316

Total France (Cost $21,774)			21,763

GERMANY 5.8%

CORPORATE BONDS & NOTES 5.2%
FMS Wertmanagement AoR
0.464% due 01/20/2014	EUR	1,200	1,540
0.464% due 02/18/2015		1,700	2,180
2.250% due 07/14/2014		700	932
2.375% due 12/15/2014		4,100	5,515
2.750% due 06/03/2016		800	1,106
3.375% due 06/17/2021		700	1,020
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	859
KFW
0.625% due 05/29/2015	EUR	4,000	5,190
2.000% due 11/30/2015		2,500	3,380
2.750% due 09/07/2015	GBP	1,400	2,398
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	1,129

			25,249

SOVEREIGN ISSUES 0.6%
Republic of Germany
3.250% due 07/04/2021	EUR	100	150
4.000% due 01/04/2037		1,600	2,752

			2,902

Total Germany (Cost $28,555)			28,151

IRELAND 1.2%

ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	300	362

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	698
4.375% due 01/18/2022		2,000	3,094

			3,792

MORTGAGE-BACKED SECURITIES 0.3%
Opera Finance PLC
0.684% due 10/20/2014		1,000	1,253

Total Ireland (Cost $5,260)			5,407

ITALY 3.5%

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.831% due 02/24/2014		$700	690
6.500% due 02/24/2021		400	391

			1,081

MORTGAGE-BACKED SECURITIES 0.7%
CR Firenze Mutui SRL
0.715% due 04/26/2034	EUR	1,456	1,819
Intesa Sec SpA
0.562% due 10/30/2033		1,400	1,693

			3,512

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	153

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	1,800	$2,318
3.000% due 04/15/2015		2,200	2,842
3.750% due 03/01/2021		500	602
4.250% due 09/01/2019		1,700	2,177
4.750% due 05/01/2017		900	1,198
5.000% due 08/01/2034		100	117
5.750% due 02/01/2033		300	386
6.000% due 05/01/2031		900	1,191
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	101
4.750% due 01/25/2016		300	309
5.250% due 09/20/2016		200	210
6.000% due 08/04/2028	GBP	600	906
6.875% due 09/27/2023		$100	112

			12,469

Total Italy (Cost $16,400)			17,062

JAPAN 5.1%

SOVEREIGN ISSUES 5.1%
Japan Government International Bond
0.900% due 03/20/2022	JPY	1,150,000	14,987
2.000% due 03/20/2042		730,000	9,611

Total Japan (Cost $24,364)			24,598

JERSEY, CHANNEL ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	132	170

CORPORATE BONDS & NOTES 0.0%
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	100	123

Total Jersey, Channel Islands (Cost $312)			293

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$800	817

Total Luxembourg (Cost $816)			817

MEXICO 1.4%

SOVEREIGN ISSUES 1.4%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	23,800	1,939
6.500% due 06/10/2021		13,200	1,122
10.000% due 12/05/2024		33,600	3,678

Total Mexico (Cost $6,054)			6,739

NETHERLANDS 6.4%

ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	208	263

CORPORATE BONDS & NOTES 1.2%
ABN Amro Bank NV
3.250% due 01/18/2013		700	908
Achmea Hypotheekbank NV
0.792% due 11/03/2014		$1,500	1,496

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	$1,622
LeasePlan Corp. NV
3.250% due 05/22/2014		500	674
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		$1,300	1,189

			5,889

SOVEREIGN ISSUES 5.1%
Netherlands Government Bond
1.250% due 01/15/2018	EUR	700	917
2.250% due 07/15/2022		4,700	6,332
2.500% due 01/15/2017		2,600	3,610
3.250% due 07/15/2021		1,400	2,048
3.500% due 07/15/2020		100	149
4.000% due 07/15/2018		100	150
4.500% due 07/15/2017		7,600	11,508

			24,714

Total Netherlands (Cost $29,865)			30,866

NEW ZEALAND 2.5%

CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	421

SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	5,400	4,984
5.500% due 04/15/2023		1,500	1,464
6.000% due 05/15/2021		5,300	5,275

			11,723

Total New Zealand (Cost $10,816)			12,144

NORWAY 1.4%

CORPORATE BONDS & NOTES 0.9%
Eksportfinans ASA
0.661% due 04/05/2013		$350	344
2.375% due 05/25/2016		1,500	1,389
3.000% due 11/17/2014		900	885
5.500% due 05/25/2016		500	510
Sparebank Boligkreditt A/S
2.375% due 12/03/2012	EUR	1,000	1,290

			4,418

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.744% due 03/27/2017		$2,400	2,401

Total Norway (Cost $6,717)			6,819

SOUTH AFRICA 0.6%

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	23,000	3,048

Total South Africa (Cost $3,013)			3,048

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	338

Total South Korea (Cost $394)			338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 3.1%

CORPORATE BONDS & NOTES 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	700	$900
4.125% due 01/13/2014		900	1,177
4.250% due 07/15/2014		2,100	2,762
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		1,100	1,433

			6,272

SOVEREIGN ISSUES 1.8%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		300	388
Instituto de Credito Oficial
0.697% due 01/28/2013		$2,600	2,577
1.978% due 03/25/2014	EUR	1,900	2,376
4.500% due 03/07/2013	GBP	500	804
Spain Government International Bond
3.625% due 06/17/2013		$2,500	2,498
5.250% due 04/06/2029	GBP	100	142

			8,785

Total Spain (Cost $15,243)			15,057

SUPRANATIONAL 2.3%

CORPORATE BONDS & NOTES 2.3%
European Investment Bank
6.125% due 01/23/2017	AUD	800	903
6.250% due 04/15/2015		1,200	1,323
European Union
2.500% due 12/04/2015	EUR	1,500	2,057
2.750% due 06/03/2016		1,800	2,504
3.500% due 06/04/2021		2,085	3,055
International Finance Corp.
5.000% due 08/03/2016	AUD	500	551
5.750% due 06/24/2014		500	543

Total Supranational (Cost $10,631)			10,936

SWEDEN 0.5%

CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	535
4.250% due 10/10/2017 (b)	AUD	1,700	1,778

Total Sweden (Cost $2,274)			2,313

UNITED KINGDOM 12.8%

CORPORATE BONDS & NOTES 2.2%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,741
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,032
10.179% due 06/12/2021		400	522
BP Capital Markets PLC
3.125% due 10/01/2015		100	107
HBOS PLC
6.750% due 05/21/2018		2,546	2,597
LBG Capital PLC
8.500% due 12/17/2021 (e)		2,700	2,511
11.250% due 09/14/2023	GBP	200	345
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,495
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	106

			10,456

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 4.3%
Eurosail PLC
0.426% due 12/10/2044	EUR	1,023	$1,129
0.782% due 03/13/2045	GBP	803	1,251
0.836% due 06/10/2044		262	383
Fosse Master Issuer PLC
2.908% due 10/18/2054		1,100	1,823
Gosforth Funding PLC
2.219% due 04/24/2047		600	976
Granite Mortgages PLC
0.951% due 06/20/2044		1,021	1,615
Holmes Master Issuer PLC
1.897% due 10/15/2054	EUR	1,200	1,558
Lanark Master Issuer PLC
1.834% due 12/22/2054		$900	920
Newgate Funding PLC
0.513% due 12/01/2050	EUR	880	824
0.852% due 12/15/2050		1,200	1,341
1.502% due 12/15/2050		200	140
1.653% due 12/15/2050	GBP	800	949
1.752% due 12/15/2050	EUR	300	181
1.903% due 12/15/2050	GBP	400	350
Opera Finance PLC
0.934% due 02/02/2017		1,165	1,818
ResLoc U.K. PLC
0.813% due 12/15/2043		2,564	3,576
Unite USAF PLC
0.797% due 03/31/2017		700	1,102
Uropa Securities PLC
0.699% due 10/10/2040	EUR	790	944

			20,880

SOVEREIGN ISSUES 6.3%
United Kingdom Gilt
0.125% due 03/22/2029 (d)	GBP	612	1,003
0.375% due 03/22/2062 (d)		308	514
1.875% due 11/22/2022 (d)		1,766	3,632
4.000% due 03/07/2022		1,600	3,144
4.250% due 09/07/2039		1,400	2,786
4.250% due 12/07/2040		2,900	5,763
4.500% due 09/07/2034		2,300	4,768
4.750% due 12/07/2030		3,300	7,097
4.750% due 12/07/2038		700	1,505

			30,212

Total United Kingdom (Cost $58,000)			61,548

UNITED STATES 38.6%

ASSET-BACKED SECURITIES 1.8%
AFC Home Equity Loan Trust
0.927% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.917% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.157% due 06/25/2029		9	7
Argent Securities, Inc.
0.577% due 10/25/2035		2,000	1,584
Bear Stearns Asset-Backed Securities Trust
0.877% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.397% due 09/25/2036		128	121
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		7	6
EMC Mortgage Loan Trust
0.667% due 05/25/2043		862	717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Alliance Mortgage Loan Trust
0.449% due 12/20/2027		$28	$21
GSAMP Trust
0.797% due 11/25/2034		1,000	823
Home Equity Asset Trust
0.402% due 07/25/2037		2,000	1,682
Home Equity Mortgage Trust
5.500% due 01/25/2037		141	34
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		128	119
Long Beach Mortgage Loan Trust
0.687% due 08/25/2035		187	181
MASTR Specialized Loan Trust
0.587% due 01/25/2037		1,844	883
Mid-State Trust
8.330% due 04/01/2030		168	176
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033		25	22
Residential Asset Mortgage Products Trust
0.777% due 06/25/2032		7	6
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032^		16	10
1.012% due 01/25/2035		337	296
SLC Student Loan Trust
0.839% due 06/15/2017		220	220
SLM Student Loan Trust
1.951% due 04/25/2023		1,171	1,220
Specialty Underwriting & Residential Finance
0.367% due 06/25/2037		800	451
Structured Asset Securities Corp.
0.617% due 05/25/2034		28	26

			8,618

BANK LOAN OBLIGATIONS 0.1%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		700	687

CORPORATE BONDS & NOTES 4.3%
Ally Financial, Inc.
4.625% due 06/26/2015		1,100	1,129
American International Group, Inc.
6.797% due 11/15/2017	EUR	142	216
8.000% due 05/22/2068		500	721
8.175% due 05/15/2068		$1,100	1,352
AutoZone, Inc.
5.875% due 10/15/2012		100	100
Bank of America Corp.
0.886% due 05/23/2017	EUR	400	457
5.750% due 12/01/2017		$320	369
Boston Scientific Corp.
6.400% due 06/15/2016		300	348
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	545
CIT Group, Inc.
5.250% due 04/01/2014		600	628
Citigroup, Inc.
5.500% due 10/15/2014		500	539
6.000% due 08/15/2017		7	8
6.125% due 05/15/2018		154	183
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	721
Computer Sciences Corp.
5.500% due 03/15/2013		637	651
ERAC USA Finance LLC
5.800% due 10/15/2012		700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
0.823% due 03/22/2016		$1,000	$962
Health Care REIT, Inc.
5.875% due 05/15/2015		400	444
International Lease Finance Corp.
5.650% due 06/01/2014		1,500	1,579
6.500% due 09/01/2014		800	864
6.750% due 09/01/2016		600	677
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018^		700	185
Lennar Corp.
5.600% due 05/31/2015		500	535
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	130
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	800	1,012
0.595% due 08/25/2014		100	126
0.675% due 01/31/2014		1,200	1,524
6.875% due 04/25/2018		$135	162
Morgan Stanley
2.052% due 01/24/2014		1,000	1,004
Sealed Air Corp.
5.625% due 07/15/2013		200	206
WM Covered Bond Program
4.375% due 09/16/2014	EUR	2,000	2,722

			20,800

MORTGAGE-BACKED SECURITIES 5.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$472	489
American Home Mortgage Assets LLC
0.407% due 05/25/2046		372	235
0.427% due 10/25/2046		266	155
American Home Mortgage Investment Trust
0.457% due 05/25/2047^		191	14
Banc of America Funding Corp.
5.500% due 08/25/2035		339	341
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		2,684	2,688
Banc of America Mortgage Trust
3.111% due 06/25/2035		607	557
BCAP LLC Trust
0.957% due 01/26/2047		86	68
5.250% due 08/26/2037		197	195
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		198	194
2.756% due 08/25/2033		20	20
2.803% due 10/25/2033		26	26
3.078% due 03/25/2035		29	29
3.108% due 09/25/2034		255	227
3.117% due 05/25/2047^		533	410
3.189% due 05/25/2034		19	18
3.229% due 05/25/2034		42	41
3.399% due 11/25/2034		18	18
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		110	104
2.768% due 11/25/2035^		227	167
2.890% due 05/25/2035		29	28
2.921% due 11/25/2036		301	202
5.493% due 08/25/2036^		304	211
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036		194	122
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		101	98
3.109% due 09/25/2037^		511	385

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	155

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.414% due 12/20/2046	$315	$195
0.429% due 07/20/2046^	484	231
0.497% due 02/25/2037	553	347
0.567% due 05/25/2037^	69	40
1.648% due 11/25/2035	90	62
2.188% due 11/25/2035	30	21
2.897% due 02/25/2037^	142	108
5.250% due 06/25/2035	47	41
5.418% due 08/25/2036	44	45
5.506% due 11/25/2035^	442	318
6.250% due 08/25/2037^	61	45
6.500% due 06/25/2036^	129	86
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046	624	431
0.557% due 06/25/2035	360	308
0.597% due 09/25/2034	72	56
2.863% due 08/25/2034	187	159
2.910% due 04/20/2035	15	15
3.012% due 08/25/2034	17	14
Credit Suisse First Boston Mortgage Securities Corp.
2.699% due 08/25/2033	43	44
6.500% due 04/25/2033	7	8
Credit Suisse Mortgage Capital Trust
5.579% due 04/25/2037	254	162
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	900	16
1.566% due 11/10/2046 (a)	2,447	125
Deutsche ALT-A Securities, Inc.
0.357% due 07/25/2047	1,386	1,027
Extended Stay America Trust
1.368% due 01/05/2016 (a)	40,500	89
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	19	19
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045	14	10
GSR Mortgage Loan Trust
1.870% due 03/25/2033	24	24
2.749% due 06/25/2034	56	55
2.899% due 01/25/2035	118	118
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.998% due 12/19/2036	182	122
2.958% due 05/19/2033	83	84
Impac CMB Trust
1.217% due 07/25/2033	14	12
Indymac Index Mortgage Loan Trust
4.802% due 09/25/2035	201	169
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	35	35
JPMorgan Mortgage Trust
2.365% due 11/25/2033	22	22
MASTR Alternative Loans Trust
0.617% due 03/25/2036	64	11
Merrill Lynch Mortgage Investors Trust
2.497% due 02/25/2036	374	359
2.676% due 02/25/2036	137	121
Merrill Lynch Mortgage Investors, Inc.
0.467% due 08/25/2036	76	74
2.539% due 02/25/2033	23	23
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	446	291
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	169	91
0.397% due 06/25/2046	538	237
1.648% due 08/25/2035	605	469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	$5	$5
Royal Bank of Scotland Capital Funding Trust
6.204% due 12/16/2049	200	239
Sequoia Mortgage Trust
0.419% due 07/20/2036	851	783
0.569% due 07/20/2033	168	166
Structured Adjustable Rate Mortgage Loan Trust
2.778% due 02/25/2034	27	27
2.816% due 09/25/2035	805	705
2.828% due 04/25/2034	71	71
Structured Asset Mortgage Investments, Inc.
0.427% due 05/25/2046	135	78
0.437% due 05/25/2036	320	212
0.437% due 09/25/2047	500	255
0.799% due 07/19/2034	32	31
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	232	149
Thornburg Mortgage Securities Trust
1.467% due 06/25/2037	665	623
1.467% due 06/25/2047	107	94
5.750% due 06/25/2037	1,079	1,090
5.750% due 06/25/2047	292	267
6.118% due 09/25/2037	499	514
WaMu Mortgage Pass-Through Certificates
0.507% due 07/25/2045	1,668	1,537
0.527% due 01/25/2045	67	65
1.344% due 05/25/2041	9	9
2.314% due 12/25/2036^	1,518	1,215
2.344% due 02/27/2034	59	60
2.434% due 12/25/2035	900	811
2.453% due 06/25/2033	22	23
2.484% due 08/25/2035	397	399
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.088% due 07/25/2046^	105	49
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	434	361
Wells Fargo Mortgage-Backed Securities Trust
2.620% due 06/25/2035	796	810
2.649% due 04/25/2036	393	397
6.000% due 07/25/2036	517	530

		24,957

MUNICIPAL BONDS & NOTES 1.6%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	1,168
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	680
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	795
7.700% due 11/01/2030	300	364
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	129
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2023	200	248
5.000% due 03/15/2024	1,500	1,853
5.000% due 03/15/2025	200	245
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$1,670	$1,279
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	100	124
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	666

		7,633

	SHARES
PREFERRED SECURITIES 0.3%
DG Funding Trust
2.829% due 10/29/2012 (e)	172	1,282
SLM Corp. CPI Linked Security
3.714% due 01/16/2018	1,800	42

		1,324

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.317% due 01/25/2021	$30	30
0.417% due 10/27/2037	1,000	995
0.717% due 12/25/2040	756	761
0.817% due 11/25/2020	1,216	1,220
2.249% due 12/01/2034	62	65
2.492% due 11/01/2034	191	205
2.500% due 09/01/2027	1,000	1,052
2.580% due 11/01/2015	2,399	2,454
3.000% due 10/01/2042	8,000	8,445
3.500% due 11/01/2042	13,000	13,908
4.000% due 10/01/2042 - 11/01/2042	18,000	19,381
4.500% due 10/01/2042 - 11/01/2042	21,000	22,719
6.000% due 04/25/2043 - 07/25/2044	154	174
6.500% due 11/25/2042	207	242
Freddie Mac
0.671% due 12/15/2031	1	1
0.821% due 12/15/2037	308	312
1.306% due 10/25/2044	235	237
Ginnie Mae
0.821% due 02/16/2030	37	38
0.871% due 02/16/2030	33	34
1.625% due 11/20/2021 - 01/20/2030	67	70
1.750% due 05/20/2028 - 06/20/2030	25	26
2.000% due 07/20/2022 - 05/20/2030	55	58
6.000% due 08/20/2034	811	982
NCUA Guaranteed Notes
0.598% due 11/06/2017	4,251	4,261
0.788% due 12/08/2020	1,458	1,468
Small Business Administration
5.600% due 09/01/2028	593	689
Tennessee Valley Authority
5.880% due 04/01/2036	637	901

		80,728

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(i)(j)	2,800	2,908

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 11/15/2041	$3,200	$3,414
3.750% due 08/15/2041 (h)(i)	1,600	1,916
5.500% due 08/15/2028 (h)(i)	19,100	27,364
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (h)	1,715	1,848
1.750% due 01/15/2028 (h)(i)	1,750	2,271
2.375% due 01/15/2027	341	471
2.500% due 01/15/2029	960	1,377
U.S. Treasury Notes
1.625% due 08/15/2022	100	100

		41,669

Total United States (Cost $183,214)		186,416

SHORT-TERM INSTRUMENTS 18.2%

CERTIFICATES OF DEPOSIT 1.9%
Dexia Credit Local
1.700% due 09/06/2013	$7,900	7,900
Itau Unibanco Holding S.A.
1.000% due 11/13/2012	1,100	1,098

		8,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		$1,200	$1,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $1,216. Repurchase proceeds are $1,200.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		462	462
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $473. Repurchase proceeds are $462.)

			1,662

JAPAN TREASURY BILLS 2.4%
0.099% due 10/15/2012 - 11/19/2012 (c)	JPY	900,000	11,532

U.S. TREASURY BILLS 0.2%
0.146% due 10/11/2012 - 08/22/2013 (c)(h)		$1,110	1,110

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 13.4%
PIMCO Short-Term Floating NAV Portfolio	6,468,468	$64,833

Total Short-Term Instruments (Cost $87,949)		88,135

PURCHASED OPTIONS (l) 0.1%
(Cost $416)		381

Total Investments 116.0% (Cost $546,889)		$559,647

Written Options (n) (0.3%) (Premiums $1,393)		(1,518)

Other Assets and Liabilities (Net) (15.7%)		(75,531)

Net Assets 100.0%		$482,598

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $21,791 at a weighted average interest rate of 0.472%.
(h)	Securities with an aggregate market value of $6,755 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $2,024 and cash of $209 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	85	$(51)
Canada Government 10-Year Bond December Futures	Short	12/2012	36	(46)
Euro-Bobl December Futures	Long	12/2012	161	45
Euro-BTP Italy Government Bond December Futures	Long	12/2012	8	61
Euro-Bund 10-Year Bond December Futures	Long	12/2012	254	566
Japan Government 10-Year Bond December Futures	Long	12/2012	32	112
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	28	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	135	60
U.S. Treasury 10-Year Note December Futures	Long	12/2012	117	59
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	37	53

				$859

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $102 and cash of $39 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	50,000	$9	$3
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041		230,000	244	(91)

						$253	$(88)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	157

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.072%	$	100	$0	$0	$0
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	0.924%		800	11	0	11
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.186%		446	(8)	0	(8)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.376%		637	12	0	12
Computer Sciences Corp.	MYC	(0.620%	)	03/20/2013	0.438%		637	(1)	0	(1)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.271%		700	(4)	0	(4)
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	0.668%		400	(25)	0	(25)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.258%		500	(51)	(15)	(36)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.311%		138	(3)	0	(3)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.695%		275	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.695%		1,000	(19)	0	(19)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		1,000	19	(2)	21
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.622%		200	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.280%		100	(1)	0	(1)
U.S. Treasury Notes	DUB	(0.250%	)	12/20/2017	0.332%	EUR	600	4	4	0
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		300	1	1	0
United Kingdom Gilt	BPS	(1.000%	)	12/20/2017	0.523%	$	1,200	(29)	(29)	0
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.523%		700	(18)	(18)	0
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		1,200	(30)	(30)	0
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.282%		100	(1)	0	(1)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.617%		100	1	0	1

								$(142)	$(89)	$(53)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$	300	$3	$5	$(2)
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		1,100	28	17	11
Australia Government Bond	DUB	1.000%	12/20/2016	0.404%		200	6	1	5
Australia Government Bond	FBF	1.000%	12/20/2016	0.404%		600	15	(3)	18
Australia Government Bond	GST	1.000%	12/20/2016	0.404%		100	3	0	3
Australia Government Bond	MYC	1.000%	09/20/2016	0.380%		100	3	1	2
Australia Government Bond	MYC	1.000%	12/20/2016	0.404%		200	5	1	4
Australia Government Bond	RYL	1.000%	03/20/2016	0.320%		1,200	29	26	3
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		100	2	1	1
Australia Government Bond	RYL	1.000%	12/20/2016	0.404%		800	21	2	19
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		600	15	9	6
Australia Government Bond	UAG	1.000%	12/20/2016	0.404%		300	8	(1)	9
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		700	12	7	5
Italy Government International Bond	DUB	1.000%	06/20/2017	3.354%		500	(50)	(76)	26
Italy Government International Bond	GST	1.000%	06/20/2017	3.354%		3,500	(351)	(584)	233
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%	EUR	1,000	1	(17)	18
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.193%		700	2	(12)	14
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	2,700	60	21	39
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		300	6	2	4
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		900	20	6	14
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		1,600	35	8	27

							$(127)	$(586)	$459

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	500	$(4)	$(14)	$10
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		500	(4)	(14)	10
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		800	(6)	(31)	25
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		500	(4)	(13)	9

						$(18)	$(72)	$54

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$	4,580	JPY	380,140	$(287)	$3	$(290)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS		7,602		600,000	(69)	10	(79)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		3,400		272,000	(76)	(20)	(56)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB		7,554		600,000	(110)	(2)	(108)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA		7,566		600,000	(97)	5	(102)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS		7,600		600,000	(63)	30	(93)

								$(702)	$26	$(728)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	200	$25	$(1)	$26
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,700	212	(6)	218
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	200,000	195	54	141
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		140,000	137	38	99
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	8,400	31	3	28
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		13,000	47	(14)	61
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		12,500	23	0	23
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		4,400	20	2	18
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		3,800	17	2	15
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		48,500	217	37	180
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		6,300	8	(7)	15
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,700	5	(3)	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		10,600	9	(2)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,800	9	(4)	13
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		28,300	25	(7)	32
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		3,200	21	(7)	28
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		4,300	29	(19)	48
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		9,800	51	4	47
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		9,707	96	4	92

							$1,177	$74	$1,103

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	159

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(l)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	3,000	$242	$224
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,100	174	157

								$416	$381

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	1,400	$0	$(6)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		1,400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		800	0	(4)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		800	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		4,000	0	(43)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		4,000	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,400	10	(36)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,400	33	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,000	247	(223)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,800	166	(151)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		9,700	50	(246)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		9,700	267	(13)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		16,600	196	(655)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		16,600	315	(9)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		1,900	27	(75)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		1,900	31	(1)

								$1,342	$(1,464)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	3,000	$14	$(36)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		1,000	5	(12)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		3,000	14	(3)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		1,000	5	(1)

							$38	$(52)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$7	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	(1)

						$13	$(2)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	60	$94,000	$1,185
Sales	44	34,715	538
Closing Buys	(104)	(26,215)	(330)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$102,500	$1,393

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	673	$	710	CBK	$12	$0	$12
10/2012		303		315	HUS	1	0	1
10/2012		10,927		11,272	JPM	0	(55)	(55)
10/2012		3,844		4,003	UAG	18	0	18
10/2012	BRL	123		61	UAG	0	0	0
10/2012	CAD	200		204	UAG	1	0	1
10/2012	CNY	4,487		700	JPM	0	(13)	(13)
10/2012	EUR	6,676		8,456	BPS	6	(129)	(123)
10/2012		31,437		39,552	BRC	18	(864)	(846)
10/2012		29,430		36,987	CBK	16	(848)	(832)
10/2012		3,836		4,923	HUS	21	(27)	(6)
10/2012		31,244		39,417	JPM	67	(800)	(733)
10/2012		5,211		6,698	RYL	22	(20)	2
10/2012		3,532		4,551	UAG	25	(13)	12
10/2012	GBP	627		990	CBK	0	(22)	(22)
10/2012		17,488		27,657	GLM	0	(583)	(583)
10/2012		783		1,269	HUS	5	0	5
10/2012		435		704	JPM	2	0	2
10/2012		738		1,197	RBC	6	0	6
10/2012	INR	199		3	HUS	0	0	0
10/2012	JPY	500,000		6,288	HUS	0	(120)	(120)
10/2012	NZD	14,475		11,660	BOA	0	(330)	(330)
10/2012	PHP	34		1	CBK	0	0	0
10/2012	SGD	6		5	RYL	0	0	0
10/2012	$	478	AUD	456	RBC	0	(5)	(5)
10/2012		60	BRL	123	UAG	1	0	1
10/2012		214	CAD	211	RYL	0	0	0
10/2012		708	CNY	4,487	HUS	5	0	5
10/2012		30,490	EUR	23,728	BOA	1	0	1
10/2012		30,818		23,895	BPS	0	(112)	(112)
10/2012		2,039		1,627	BRC	52	0	52
10/2012		35,897		27,651	CBK	0	(364)	(364)
10/2012		1,244		994	DUB	34	0	34
10/2012		4,450		3,444	HUS	0	(24)	(24)
10/2012		27,761		21,510	JPM	0	(119)	(119)
10/2012		11,079		8,517	RYL	0	(134)	(134)
10/2012		14,134	GBP	8,694	BPS	0	(95)	(95)
10/2012		16,126		9,973	CBK	0	(22)	(22)
10/2012		1,294		820	DUB	30	0	30
10/2012		924		584	RBC	19	0	19
10/2012		4	INR	199	HUS	0	0	0
10/2012		5	MYR	16	HUS	0	0	0
10/2012		112	NZD	135	RYL	0	0	0
10/2012		138	ZAR	1,140	HUS	0	(2)	(2)
10/2012		2,098		17,407	JPM	0	(13)	(13)
10/2012		1,084		8,970	UAG	0	(10)	(10)
10/2012	ZAR	6,682	$	807	CBK	7	0	7
10/2012		4,816		582	DUB	5	0	5
10/2012		6,236		759	GLM	12	0	12
10/2012		25,278		2,996	HUS	0	(31)	(31)
10/2012		9,538		1,147	MSC	7	(2)	5
11/2012	AUD	66		69	BRC	0	0	0
11/2012	EUR	23,728		30,500	BOA	0	(1)	(1)
11/2012		20,564		26,473	BPS	39	0	39
11/2012		22,432		29,039	CBK	227	(23)	204
11/2012		1,730		2,206	DUB	0	(19)	(19)
11/2012		4,781		6,074	FBF	0	(73)	(73)
11/2012		21,510		27,769	JPM	119	0	119
11/2012		3,304		4,211	UAG	13	(50)	(37)
11/2012	GBP	8,383		13,627	BPS	92	0	92
11/2012		9,973		16,125	CBK	22	0	22
11/2012		595		961	RYL	1	0	1
11/2012	JPY	400,000		5,056	CBK	0	(71)	(71)
11/2012	TWD	194		7	BRC	0	0	0
11/2012	$	306	AUD	294	WST	0	(2)	(2)
11/2012		3	HKD	26	JPM	0	0	0
12/2012	BRL	123	$	60	UAG	0	(1)	(1)
12/2012	CAD	4,211		4,306	BPS	30	0	30
12/2012		46		47	BRC	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	161

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
12/2012	CAD	4,863	$	4,978	DUB	$40	$0	$40
12/2012		2,306		2,349	HUS	8	0	8
12/2012		2,096		2,138	JPM	10	0	10
12/2012		211		214	RYL	0	0	0
12/2012	JPY	1,793,549		22,891	BRC	0	(105)	(105)
12/2012		180,992		2,324	CBK	3	0	3
12/2012	MXN	40,532		3,108	BRC	0	(22)	(22)
12/2012		38,850		3,014	CBK	14	0	14
12/2012		15,950		1,235	DUB	3	0	3
12/2012		34,931		2,668	GLM	0	(29)	(29)
12/2012		4,035		310	HUS	0	(2)	(2)
12/2012		70,238		5,405	MSC	13	(31)	(18)
12/2012		45,488		3,492	UAG	9	(29)	(20)
12/2012	$	1,131	CAD	1,106	BPS	0	(8)	(8)
12/2012		2,456		2,401	BRC	0	(18)	(18)
12/2012		454		441	CBK	0	(6)	(6)
12/2012		1,208		1,175	HUS	0	(15)	(15)
12/2012		454		441	JPM	0	(6)	(6)
12/2012		1,122		1,095	RBC	0	(10)	(10)
12/2012		796	JPY	62,638	BRC	7	0	7
12/2012		1,096		85,565	CBK	1	0	1
12/2012		1,445		113,101	JPM	5	0	5
12/2012		2,232	MXN	28,690	CBK	0	(17)	(17)
12/2012		698		9,274	DUB	19	0	19
12/2012		456		5,895	GLM	0	(1)	(1)
12/2012		5,339		71,491	HUS	182	(1)	181
12/2012		1,666		22,349	JPM	60	0	60
12/2012		1,052		14,151	MSC	42	(1)	41
12/2012		156		2,116	UAG	7	0	7
01/2013		4	IDR	42,470	MSC	0	0	0
02/2013	CNY	16,053	$	2,504	DUB	0	(22)	(22)
02/2013		4,487		706	HUS	0	(1)	(1)
02/2013		28,754		4,513	JPM	0	(11)	(11)
02/2013	$	310	CNY	1,947	JPM	0	(4)	(4)
05/2013	EUR	1,467	$	1,854	BOA	0	(36)	(36)
05/2013		4,905		6,289	BRC	0	(30)	(30)
05/2013		1,625		2,070	FBF	0	(24)	(24)
05/2013		1,813		2,295	UAG	0	(41)	(41)
08/2013	$	798	CNY	5,000	DUB	0	(17)	(17)
08/2013		2,742		17,318	UAG	0	(35)	(35)
04/2014		200		1,217	BRC	0	(12)	(12)
04/2014		453		2,759	CBK	0	(27)	(27)
04/2014		174		1,060	GST	0	(10)	(10)
04/2014		134		815	HUS	0	(8)	(8)
04/2014		283		1,724	JPM	0	(17)	(17)
04/2014		289		1,764	RYL	0	(16)	(16)
04/2014		267		1,625	UAG	0	(16)	(16)
09/2015		40		246	BOA	0	(3)	(3)
09/2015		371		2,246	BRC	0	(32)	(32)
09/2015		1,575		9,516	CBK	0	(142)	(142)
09/2015		465		2,810	JPM	0	(42)	(42)
09/2015		40		246	MSC	0	(3)	(3)

						$1,359	$(5,847)	$(4,488)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,583	$0	$8,583
Mortgage-Backed Securities	0	1,391	0	1,391
Sovereign Issues	0	2,743	0	2,743
Belgium
Sovereign Issues	0	4,962	0	4,962
Canada
Corporate Bonds & Notes	0	5,033	0	5,033

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Sovereign Issues	$0	$8,913	$0	$8,913
Cayman Islands
Asset-Backed Securities	0	2,120	300	2,420
Corporate Bonds & Notes	0	1,534	0	1,534
Chile
Corporate Bonds & Notes	0	875	0	875
Denmark
Corporate Bonds & Notes	0	362	0	362

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
France
Corporate Bonds & Notes	$0	$20,447	$0	$20,447
Sovereign Issues	0	1,316	0	1,316
Germany
Corporate Bonds & Notes	0	25,249	0	25,249
Sovereign Issues	0	2,902	0	2,902
Ireland
Asset-Backed Securities	0	362	0	362
Corporate Bonds & Notes	0	3,792	0	3,792
Mortgage-Backed Securities	0	1,253	0	1,253
Italy
Corporate Bonds & Notes	0	1,081	0	1,081
Mortgage-Backed Securities	0	3,512	0	3,512
Sovereign Issues	0	12,469	0	12,469
Japan
Sovereign Issues	0	24,598	0	24,598
Jersey, Channel Islands
Asset-Backed Securities	0	0	170	170
Corporate Bonds & Notes	0	123	0	123
Luxembourg
Corporate Bonds & Notes	0	817	0	817
Mexico
Sovereign Issues	0	6,739	0	6,739
Netherlands
Asset-Backed Securities	0	263	0	263
Corporate Bonds & Notes	0	5,889	0	5,889
Sovereign Issues	0	24,714	0	24,714
New Zealand
Corporate Bonds & Notes	0	421	0	421
Sovereign Issues	0	11,723	0	11,723
Norway
Corporate Bonds & Notes	0	4,418	0	4,418
Sovereign Issues	0	2,401	0	2,401
South Africa
Sovereign Issues	0	3,048	0	3,048
South Korea
Corporate Bonds & Notes	0	338	0	338
Spain
Corporate Bonds & Notes	0	6,272	0	6,272
Sovereign Issues	0	8,785	0	8,785
Supranational
Corporate Bonds & Notes	0	10,936	0	10,936

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Sweden
Corporate Bonds & Notes	$0	$2,313	$0	$2,313
United Kingdom
Corporate Bonds & Notes	0	10,456	0	10,456
Mortgage-Backed Securities	0	20,880	0	20,880
Sovereign Issues	0	30,212	0	30,212
United States
Asset-Backed Securities	0	8,618	0	8,618
Bank Loan Obligations	0	687	0	687
Corporate Bonds & Notes	0	20,800	0	20,800
Mortgage-Backed Securities	0	24,694	263	24,957
Municipal Bonds & Notes	0	7,633	0	7,633
Preferred Securities	42	0	1,282	1,324
U.S. Government Agencies	0	74,999	5,729	80,728
U.S. Treasury Obligations	0	41,669	0	41,669
Short-Term Instruments
Certificates of Deposit	0	8,998	0	8,998
Repurchase Agreements	0	1,662	0	1,662
Japan Treasury Bills	0	11,532	0	11,532
U.S. Treasury Bills	0	1,110	0	1,110
PIMCO Short-Term Floating NAV Portfolio	64,833	0	0	64,833
Purchased Options
Interest Rate Contracts	0	381	0	381
	$64,875	$487,028	$7,744	$559,647

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	560	0	560
Foreign Exchange Contracts	0	1,359	0	1,359
Interest Rate Contracts	956	1,106	0	2,062
	$956	$3,025	$0	$3,981

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(99)	0	(99)
Foreign Exchange Contracts	0	(6,576)	0	(6,576)
Interest Rate Contracts	(97)	(1,607)	(2)	(1,706)
	$(97)	$(8,282)	$(2)	$(8,381)

Totals	$65,734	$481,771	$7,742	$555,247

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$815	$300	$(262)	$1	$3	$2	$0	$(559)	$300	$0
Japan
Mortgage-Backed Securities	14	0	(15)	0	5	(4)	0	0	0	0
Jersey, Channel Islands
Asset-Backed Securities	268	0	(88)	0	(4)	(6)	0	0	170	(6)
Netherlands
Asset-Backed Securities	304	0	(37)	1	(2)	(3)	0	(263)	0	0
United States
Mortgage-Backed Securities	260	0	(6)	0	1	8	0	0	263	8
Preferred Securities	1,288	0	0	0	0	(6)	0	0	1,282	(6)
U.S. Government Agencies	6,322	0	(607)	0	0	14	0	0	5,729	15

	$9,271	$300	$(1,015)	$2	$3	$5	$0	$(822)	$7,744	$11

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$1

Totals	$9,268	$300	$(1,015)	$2	$3	$6	$0	$(822)	$7,742	$12

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	163

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$300	Benchmark Pricing	Base Price	99.99
Jersey, Channel Islands
Asset-Backed Securities	170	Benchmark Pricing	Base Price	100.40
United States
Mortgage-Backed Securities	263	Third Party Vendor	Broker Quote	78.50-98.70
Preferred Securities	1,282	Benchmark Pricing	Base Price	0.75
U.S. Government Agencies	5,729	Third Party Vendor	Broker Quote	100.25-100.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$7,742

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$381	$381
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	76	76
Unrealized appreciation on foreign currency contracts	0	0	0	1,359	0	1,359
Unrealized appreciation on OTC swap agreements	0	560	0	0	1,103	1,663

	$0	$560	$0	$1,359	$1,560	$3,479

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,518	$1,518
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2	2
Unrealized depreciation on foreign currency contracts	0	0	0	5,847	0	5,847
Unrealized depreciation on OTC swap agreements	0	100	0	728	0	828

	$0	$100	$0	$6,575	$1,520	$8,195

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(3)	$(3)
Net realized gain on futures contracts	0	0	0	0	1,031	1,031
Net realized gain on written options	0	0	0	61	269	330
Net realized gain on swaps	0	829	0	11	100	940
Net realized gain on foreign currency transactions	0	0	0	3,916	0	3,916

	$0	$829	$0	$3,998	$1,397	$6,214

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(34)	$(34)
Net change in unrealized appreciation on futures contracts	0	0	0	0	1,105	1,105
Net change in unrealized (depreciation) on written options	0	0	0	0	(352)	(352)
Net change in unrealized appreciation (depreciation) on swaps	0	235	0	(704)	1	(468)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5,784)	0	(5,784)

	$0	$235	$0	$(6,488)	$720	$(5,533)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $859 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(88) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(447)	$348	$(99)
BPS	(466)	260	(206)
BRC	(962)	1,293	331
CBK	(1,214)	1,314	100
DUB	(748)	650	(98)
FBF	74	(300)	(226)
GLM	(602)	825	223
GST	(392)	553	161
HUS	196	0	196
JPM	(1,076)	1,175	99
MSC	25	(70)	(45)
MYC	228	(270)	(42)
RBC	10	0	10
RYL	47	0	47
RYM	(13)	0	(13)
SOG	2	0	2
UAG	(97)	338	241
WST	(2)	0	(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	165

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

166	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York

Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	167

Notes to Financial Statements (Cont.)

the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

168	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	169

Notes to Financial Statements (Cont.)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed

170	PIMCO INTERNATIONAL BOND FUNDS

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or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the

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value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

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Notes to Financial Statements (Cont.)

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security, from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues with fixed coupons. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,

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the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market

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Notes to Financial Statements (Cont.)

rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Emerging Local Bond Fund	0.45%		0.45%	0.55%	0.45%	0.65%	0.65%
PIMCO Emerging Markets Bond Fund	0.45%		0.38%	0.48%	0.38%	0.55%	0.55%
PIMCO Emerging Markets Corporate Bond Fund	0.85%	(1)	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Emerging Markets Currency Fund	0.45%		0.40%	0.50%	0.40%	0.55%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Global Advantage® Strategy Bond Fund	0.40%		0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%		0.30%	0.40%	0.30%	0.45%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.40%	0.30%	N/A	0.40%

(1)	Effective October 1, 2012, the Fund's Investment Advisory Fee was reduced by 0.10% to 0.75% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

178	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets Corporate Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets Corporate Bond Fund	$24

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Local Bond Fund	$311,814	$106,667
PIMCO Emerging Markets Bond Fund	547,704	13,137
PIMCO Emerging Markets Corporate Bond Fund	44,808	44,634
PIMCO Emerging Markets Currency Fund	945,745	139,176
PIMCO Foreign Bond Fund (Unhedged)	84,229	96,331
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	100,232	50,684
PIMCO Global Advantage® Strategy Bond Fund	32,694	3,746
PIMCO Global Bond Fund (Unhedged)	14,780	12,897
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	4,177	2,467

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	179

Notes to Financial Statements (Cont.)

Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$1,077,597	$3,022,798	$(3,768,400)	$327	$(212)	$332,110	$1,298
PIMCO Emerging Markets Bond Fund	764,078	1,178,345	(1,823,800)	229	(178)	118,674	745
PIMCO Emerging Markets Corporate Bond Fund	27,445	312,980	(239,900)	7	0	100,532	79
PIMCO Emerging Markets Currency Fund	2,203,201	2,535,504	(2,786,100)	1,194	(713)	1,953,086	3,704
PIMCO Foreign Bond Fund (Unhedged)	154,295	2,625,550	(2,046,700)	3	13	733,161	351
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	168,329	3,243,375	(2,803,600)	50	6	608,160	375
PIMCO Global Advantage® Strategy Bond Fund	790,465	1,976,603	(667,000)	227	147	2,100,442	2,503
PIMCO Global Bond Fund (Unhedged)	35,247	537,957	(431,100)	3	2	142,109	57
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	5,968	267,556	(208,700)	7	2	64,833	57

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$0	$870,111	$(641,900)	$44	$(1)	$228,254	$411
PIMCO Emerging Markets Bond Fund	0	272,473	(179,600)	20	(2)	92,891	173
PIMCO Emerging Markets Currency Fund	0	354,986	0	0	(1)	354,985	486

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

180	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Local Bond Fund	$181,396	$219,743	$4,070,970	$1,864,649
PIMCO Emerging Markets Bond Fund	103,626	82,692	1,990,635	452,855
PIMCO Emerging Markets Corporate Bond Fund	0	1,826	514,100	113,429
PIMCO Emerging Markets Currency Fund	198,265	205,026	1,591,052	1,038,927
PIMCO Foreign Bond Fund (Unhedged)	6,916,536	7,282,179	8,886,818	7,944,509
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,603,910	5,890,974	8,246,842	7,002,789
PIMCO Global Advantage® Strategy Bond Fund	4,340,154	3,764,486	2,034,522	2,437,267
PIMCO Global Bond Fund (Unhedged)	1,927,406	2,044,547	728,472	593,548
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	749,181	753,628	294,769	175,888

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	181

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Emerging Local Bond Fund (1)				PIMCO Emerging Markets Bond Fund (2)				PIMCO Emerging Markets Corporate Bond Fund (3)(8)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	239,406	$2,521,480	615,561	$6,585,981	103,879	$1,235,237	277,635	$3,150,938	25,831	$305,852	3,971	$44,734
Class P	28,338	301,004	105,685	1,128,825	10,513	124,494	16,883	191,410	13,135	150,129	574	6,538
Administrative Class	613	6,478	4,910	53,379	2,361	28,022	4,418	49,948	0	0	0	0
Class D	13,028	137,792	40,951	441,128	8,303	99,187	17,002	192,006	18	208	1	15
Class A	13,580	143,226	41,976	453,504	34,104	405,403	22,391	253,781	22	252	10	109
Class B	0	0	0	0	7	81	26	301	0	0	0	0
Class C	1,553	16,452	10,067	109,087	2,039	24,305	4,065	45,977	18	208	3	30
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	19,635	207,235	26,554	283,363	8,985	107,196	10,618	120,406	687	7,965	1,427	15,984
Class P	1,540	16,258	3,161	33,814	563	6,722	868	9,824	2	28	1	8
Administrative Class	69	731	474	5,144	47	555	124	1,404	0	0	0	0
Class D	1,504	15,865	3,316	35,581	718	8,565	1,436	16,245	0	1	0	0
Class A	772	8,142	2,142	22,955	1,123	13,434	1,728	19,550	0	3	0	1
Class B	0	0	0	0	9	110	44	497	0	0	0	0
Class C	220	2,317	434	4,643	244	2,909	463	5,232	0	1	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(95,629)	(1,006,593)	(154,130)	(1,624,552)	(51,575)	(614,419)	(82,743)	(930,908)	(898)	(10,258)	(2,677)	(29,875)
Class P	(52,776)	(556,731)	(79,468)	(831,996)	(4,080)	(48,782)	(10,545)	(117,736)	(962)	(11,125)	(840)	(9,481)
Administrative Class	(822)	(8,669)	(19,848)	(205,870)	(1,772)	(20,536)	(4,731)	(53,799)	0	0	0	0
Class D	(17,217)	(181,445)	(49,139)	(522,384)	(6,591)	(78,229)	(15,277)	(172,199)	(1)	(15)	0	0
Class A	(16,415)	(173,861)	(46,051)	(480,939)	(8,908)	(105,036)	(19,162)	(216,033)	(3)	(33)	0	0
Class B	0	0	0	0	(335)	(3,969)	(1,427)	(16,078)	0	0	0	0
Class C	(2,798)	(29,351)	(4,153)	(43,672)	(1,689)	(20,058)	(3,261)	(36,816)	(1)	(11)	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	134,601	$1,420,330	502,442	$5,447,991	97,945	$1,165,191	220,555	$2,513,950	37,848	$443,205	2,470	$28,063

182	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

PIMCO Emerging Markets Currency Fund (4)(7)				PIMCO Foreign Bond Fund (Unhedged) (5)				PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

109,721	$1,119,345	329,820	$3,515,011	64,776	$714,630	188,204	$2,079,156	62,244	$682,212	159,136	$1,689,527
2,023	20,611	8,144	86,729	4,464	49,463	12,813	141,976	55,157	599,962	11,368	120,777
249	2,554	680	7,215	229	2,559	205	2,273	303	3,305	981	10,434
941	9,686	8,872	95,038	10,354	114,391	39,597	439,971	5,573	61,004	11,816	125,425
797	8,207	7,424	79,651	4,095	45,280	22,001	244,458	8,498	93,122	19,272	204,594
0	0	0	0	0	0	0	0	0	1	10	102
81	838	995	10,779	674	7,463	2,981	33,076	323	3,545	593	6,275
0	0	0	0	0	0	0	0	661	7,226	695	7,358

3,950	40,536	6,615	69,844	3,565	39,676	9,357	102,320	3,280	36,022	9,513	100,605
23	238	48	506	135	1,501	415	4,530	721	7,928	642	6,792
15	158	43	453	20	222	72	794	31	341	81	863
69	707	353	3,763	656	7,296	2,459	26,868	363	3,978	1,302	13,762
55	561	194	2,072	371	4,125	1,427	15,596	449	4,931	1,541	16,293
0	0	0	0	0	0	0	0	1	6	6	59
5	50	21	220	53	592	247	2,688	33	358	147	1,553
0	0	0	0	0	0	0	0	17	186	62	653

(45,835)	(468,041)	(115,074)	(1,189,688)	(40,938)	(451,272)	(90,016)	(995,764)	(52,085)	(574,545)	(79,693)	(844,216)
(2,836)	(29,084)	(8,188)	(86,376)	(3,282)	(36,239)	(6,788)	(74,402)	(14,628)	(161,735)	(6,110)	(64,750)
(2,838)	(29,211)	(554)	(5,792)	(132)	(1,462)	(308)	(3,401)	(823)	(9,161)	(449)	(4,744)
(3,848)	(39,535)	(27,765)	(287,793)	(10,693)	(117,794)	(27,387)	(301,741)	(3,842)	(41,990)	(12,091)	(127,921)
(5,082)	(51,972)	(13,632)	(141,838)	(7,359)	(81,388)	(18,321)	(203,527)	(10,550)	(116,724)	(14,038)	(148,948)
0	0	0	0	0	0	0	0	(49)	(532)	(279)	(2,940)
(989)	(10,143)	(2,157)	(22,629)	(904)	(9,965)	(2,486)	(27,362)	(331)	(3,629)	(1,095)	(11,576)
0	0	0	0	0	0	0	0	(244)	(2,671)	(826)	(8,757)
56,501	$575,505	195,839	$2,137,165	26,084	$289,078	134,472	$1,487,509	55,102	$593,140	102,584	$1,091,220

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	183

Notes to Financial Statements (Cont.)

	PIMCO Global Advantage® Strategy Bond Fund (6)				PIMCO Global Bond Fund (Unhedged)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	78,244	$894,293	163,249	$1,878,060	10,498	$107,716	25,909	$262,827	17,670	$186,823	16,417	$166,383
Class P	1,386	15,767	4,412	50,652	41	417	40	406	1,120	11,746	1,124	11,502
Administrative Class	0	0	0	0	1,637	16,916	6,723	68,773	57	604	136	1,393
Class D	1,197	13,726	6,595	76,120	1,041	10,689	8,044	82,144	0	0	0	0
Class A	2,067	23,705	10,559	121,673	0	0	0	0	1,402	14,804	4,034	40,892
Class B	0	0	0	0	0	0	0	0	2	23	10	99
Class C	398	4,559	2,080	23,942	0	0	0	0	438	4,619	706	7,150
Class R	87	999	339	3,912	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	3,374	38,706	10,506	119,881	1,229	12,687	4,153	42,028	300	3,186	544	5,513
Class P	27	309	76	872	1	15	5	47	14	152	18	187
Administrative Class	0	0	0	0	305	3,156	1,195	12,094	2	21	2	20
Class D	62	700	281	3,204	68	705	276	2,787	0	0	0	0
Class A	95	1,096	331	3,775	0	0	0	0	46	489	115	1,166
Class B	0	0	0	0	0	0	0	0	0	3	1	18
Class C	10	120	64	720	0	0	0	0	11	119	37	378
Class R	4	40	14	157	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(9,065)	(104,012)	(49,025)	(568,692)	(9,364)	(96,191)	(16,847)	(171,631)	(7,003)	(73,577)	(7,193)	(73,373)
Class P	(934)	(10,610)	(1,733)	(19,984)	(26)	(270)	(28)	(284)	(200)	(2,113)	(703)	(7,171)
Administrative Class	0	0	0	0	(1,920)	(19,673)	(5,801)	(58,941)	(17)	(178)	(68)	(670)
Class D	(2,536)	(29,047)	(5,859)	(67,055)	(840)	(8,565)	(4,468)	(45,521)	0	0	0	0
Class A	(2,041)	(23,277)	(4,734)	(54,483)	0	0	0	0	(857)	(9,009)	(2,854)	(28,866)
Class B	0	0	0	0	0	0	0	0	(27)	(293)	(78)	(779)
Class C	(483)	(5,548)	(629)	(7,223)	0	0	0	0	(203)	(2,137)	(464)	(4,673)
Class R	(37)	(419)	(43)	(490)	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	71,855	$821,107	136,483	$1,565,041	2,670	$27,602	19,201	$194,729	12,755	$135,282	11,784	$119,169

(1)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 36% of the Fund.
(2)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 37% of the Fund.
(3)	As of September 30, 2012, 3 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 60% of the Fund.
(4)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 75% of the Fund.
(5)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 16% of the Fund.
(6)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 33% of the Fund.
(7)

The PIMCO All Asset and PIMCO All Asset All Authority Funds, related parties to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(8)

The PIMCO Global Multi-Asset Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

184	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2012 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Emerging Local Bond Fund	$13,566,165	$433,381	$(167,020)	$266,361
PIMCO Emerging Markets Bond Fund	7,167,115	716,680	(19,414)	697,266
PIMCO Emerging Markets Corporate Bond Fund	855,022	29,983	(4,299)	25,684
PIMCO Emerging Markets Currency Fund	7,235,749	60,275	(42,723)	17,552
PIMCO Foreign Bond Fund (Unhedged)	6,253,840	219,198	(82,135)	137,063
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,261,540	236,116	(61,836)	174,280
PIMCO Global Advantage® Strategy Bond Fund	5,942,896	184,159	(26,252)	157,907
PIMCO Global Bond Fund (Unhedged)	1,507,947	53,294	(23,926)	29,368
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	547,223	17,073	(4,649)	12,424

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	185

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BBR	Bank Bill Rate	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	WIBOR	Warsaw Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate

186	PIMCO INTERNATIONAL BOND FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	187

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The

Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision

188	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	189

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

190	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	191

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

(Unaudited)

platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

192	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4008SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Long Duration Strategy Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

PIMCO Unconstrained Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Statement of Cash Flows		36
Notes to Financial Statements		121
Glossary		141
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		142

Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	37
PIMCO GNMA Fund	7	43
PIMCO Long Duration Total Return Fund	8	46
PIMCO Long-Term U.S. Government Fund	9	59
PIMCO Mortgage-Backed Securities Fund	10	65
PIMCO Total Return Fund II	11	69
PIMCO Total Return Fund III	12	78
PIMCO Total Return Fund IV	13	92
PIMCO Unconstrained Bond Fund	14	98

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO LONG DURATION STRATEGY FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO LONG DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Extended Duration Fund	08/31/06	08/31/06	04/30/08	—	—	—	—	—	—
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	05/31/01	11/30/00	05/31/01	05/31/01	—
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	04/30/08	—	—	—	—	—	—
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	—	01/20/97	01/20/97	01/20/97	—
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	04/08/98	07/31/00	07/31/00	07/31/00	—
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	—	—	—
PIMCO Total Return Fund III	05/01/91	05/01/91	03/31/09	04/11/97	—	—	—	—	—
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	—	06/01/12	—
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	—	06/30/08	06/30/08	—	07/31/08	07/31/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	80.3%
U.S. Government Agencies	8.2%
Sovereign Issues	3.7%
Short-Term Instruments	3.5%
Mortgage-Backed Securities	2.2%
Other	2.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	17.91%	6.42%	16.91%	14.28%
PIMCO Extended Duration Fund Class P	17.85%	6.32%	16.81%	14.17%
Citigroup STRIPS Index, 20+ Year Sub-Index	18.07%	7.09%	15.29%	13.29%
Lipper Corporate Debt Funds BBB-Rated Funds Average	6.05%	10.70%	7.41%	7.04%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares and 0.60% for Class P shares.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Exposure to U.S. Treasuries was a significant contributor to positive absolute performance as U.S. Treasury yields fell across most maturities over the reporting period. However, a below benchmark duration (or sensitivity to changes in market interest rates) was a slight negative contributor to relative performance.

»	An emphasis on the short-term portion of the yield curve detracted from performance as the two- to thirty-yield spread flattened.

»	A small out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries during the reporting period.

6	PIMCO LONG DURATION STRATEGY FUNDS

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class B - PBGNX
Class D - PGNDX	Class C - PCGNX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	94.1%
Mortgage-Backed Securities	2.6%
Short-Term Instruments	2.2%
Asset-Backed Securities	1.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	2.80%	4.66%	7.61%	5.91%	6.83%
PIMCO GNMA Fund Class P	2.74%	4.55%	7.50%	5.81%	6.72%
PIMCO GNMA Fund Class D	2.59%	4.24%	7.18%	5.49%	6.39%
PIMCO GNMA Fund Class A	2.59%	4.24%	7.18%	5.49%	6.40%
PIMCO GNMA Fund Class A (adjusted)	-1.27%	0.32%	6.36%	5.08%	6.13%
PIMCO GNMA Fund Class B	2.19%	3.45%	6.38%	4.94%	6.02%
PIMCO GNMA Fund Class B (adjusted)	-1.31%	-0.02%	6.30%	4.94%	6.02%
PIMCO GNMA Fund Class C	2.21%	3.47%	6.38%	4.70%	5.60%
PIMCO GNMA Fund Class C (adjusted)	1.21%	2.47%	6.38%	4.70%	5.60%
Barclays GNMA Index	2.31%	4.00%	6.76%	5.38%	6.09%
Lipper GNMA Funds Average	2.27%	3.77%	6.28%	4.69%	5.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to mortgage spread duration (or sensitivity to the change in the spread between mortgage rates and the rate of U.S. Treasuries) added to returns as mortgage spreads tightened over the reporting period.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) added to returns as income and price depreciation on non-Agency MBS were positive during the reporting period.

»	An overweight to 3.5% coupon GNMA securities added to performance as they outperformed the Barclays GNMA Index over the reporting period.

»	A slight underweight to interest rate duration (or sensitivity to changes in market interest rates) detracted from performance as U.S Treasury rates declined over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	35.7%
U.S. Treasury Obligations	22.8%
U.S. Government Agencies	18.9%
Municipal Bonds & Notes	6.8%
Short-Term Instruments	5.6%
Sovereign Issues	5.5%
Other	4.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	11.11%	12.63%	12.68%	11.22%
PIMCO Long Duration Total Return Fund Class P	11.05%	12.52%	12.57%	11.11%
Barclays Long-Term Government/Credit Index	10.65%	11.08%	10.90%	9.83%
Lipper Corporate Debt Funds BBB-Rated Funds Average	6.05%	10.70%	7.41%	7.04%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares and 0.60% for Class P shares.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Exposure to U.S. Treasuries was a significant contributor to positive absolute performance as U.S. Treasury yields fell across most maturities over the reporting period. However, a below benchmark duration (or sensitivity to changes in market interest rates) was a slight negative contributor to relative performance.

»	An emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened over the reporting period.

»	An out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries over the reporting period.

»	An overweight allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

»	An overweight allocation to the financial sector added to performance as the sector outperformed the broader credit market over the reporting period.

8	PIMCO LONG DURATION STRATEGY FUNDS

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
Class P - PLTPX	Class B - PFGBX
Administrative Class - PLGBX	Class C - PFGCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	71.6%
U.S. Government Agencies	16.0%
Short-Term Instruments	5.4%
Mortgage-Backed Securities	3.1%
Corporate Bonds & Notes	2.0%
Other	1.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	11.54%	7.40%	12.31%	8.18%	10.02%
PIMCO Long-Term U.S. Government Fund Class P	11.48%	7.29%	12.20%	8.08%	9.93%
PIMCO Long-Term U.S. Government Fund Administrative Class	11.44%	7.17%	12.04%	7.92%	9.76%
PIMCO Long-Term U.S. Government Fund Class A	11.34%	7.03%	11.88%	7.76%	9.60%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	7.17%	3.02%	11.03%	7.35%	9.37%
PIMCO Long-Term U.S. Government Fund Class B	10.93%	6.24%	11.05%	7.20%	9.34%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	7.43%	3.00%	10.99%	7.20%	9.34%
PIMCO Long-Term U.S. Government Fund Class C	10.93%	6.24%	11.05%	6.96%	8.80%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	9.93%	5.32%	11.05%	6.96%	8.80%
Barclays Long-Term Treasury Index	10.78%	6.31%	11.09%	7.73%	9.15%	**
Lipper General U.S. Government Funds Average	3.35%	3.37%	5.61%	4.18%	5.73%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.485% for Institutional Class shares, 0.585% for Class P shares, 0.735% for Administrative Class shares, 0.835% for Class A shares, 1.585% for Class B shares, and 1.585% for Class C shares.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Exposure to U.S. Treasuries was a significant contributor to positive absolute performance as U.S. Treasury yields fell across most maturities over the reporting period. However, a below benchmark duration (or sensitivity to changes in market interest rates) was a slight negative contributor to relative performance.

»	An emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened.

»	A small allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries over the reporting period.

»	A small allocation to long-term Agencies detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
Class P - PMRPX	Class B - PMRBX
Administrative Class - PMTAX	Class C - PMRCX
Class D - PTMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	87.7%
Mortgage-Backed Securities	7.3%
Short-Term Instruments	3.4%
Asset-Backed Securities	1.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	3.45%	5.27%	7.23%	5.89%	6.82%
PIMCO Mortgage-Backed Securities Fund Class P	3.39%	5.17%	7.13%	5.78%	6.71%
PIMCO Mortgage-Backed Securities Fund Administrative Class	3.32%	5.01%	6.97%	5.63%	6.55%
PIMCO Mortgage-Backed Securities Fund Class D	3.24%	4.86%	6.81%	5.47%	6.39%
PIMCO Mortgage-Backed Securities Fund Class A	3.24%	4.86%	6.81%	5.47%	6.39%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-0.67%	0.89%	5.99%	5.07%	6.13%
PIMCO Mortgage-Backed Securities Fund Class B	2.85%	4.08%	6.01%	4.93%	6.03%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-0.65%	0.59%	5.93%	4.93%	6.03%
PIMCO Mortgage-Backed Securities Fund Class C	2.86%	4.08%	6.01%	4.69%	5.60%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	1.86%	3.08%	6.01%	4.69%	5.60%
Barclays U.S. MBS Fixed Rate Index	2.26%	3.74%	6.43%	5.28%	6.03%
Lipper U.S. Mortgage Funds Average	3.04%	4.97%	5.57%	4.35%	4.93%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to mortgage spread duration (or sensitivity to the change in the spread between mortgage rates and the rate of U.S. Treasuries) added to returns as mortgage spreads tightened over the reporting period.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) added to performance as income and price appreciation on non-Agency MBS were substantial.

»	Exposure to commercial mortgage-backed securities (“CMBS”) also added to performance as the sector outperformed the Barclays U.S. MBS Fixed Rate Index over the reporting period.

»

An overweight in the third quarter of 2012 to thirty-year GNMA 3.5% coupon securities relative to thirty-year conventional 3.5% coupon securities added to returns, as thirty-year GNMA 3.5% coupon securities performed well during this period.

»	An underweight to interest rate duration (or sensitivity to changes in market interest rates) detracted from performance as U.S. Treasury rates declined over the reporting period.

10	PIMCO LONG DURATION STRATEGY FUNDS

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	41.5%
Corporate Bonds & Notes	16.8%
Short-Term Instruments	15.1%
U.S. Treasury Obligations	9.6%
Mortgage-Backed Securities	7.0%
Municipal Bonds & Notes	6.2%
Other	3.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	5.31%	8.99%	8.52%	6.35%	7.26%
PIMCO Total Return Fund II Class P	5.26%	8.88%	8.41%	6.24%	7.16%
PIMCO Total Return Fund II Administrative Class	5.18%	8.72%	8.25%	6.08%	7.00%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.53%	5.32%	6.46%	**
Lipper Intermediate Investment Grade Debt Funds Average	4.54%	7.51%	6.20%	5.09%	6.17%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»

An average overweight to U.S. duration (or sensitivity to changes in market interest rates) from March 2012 through July 2012 added to returns as the ten-year U.S. Treasury yield fell over this period.

»

An average underweight to U.S. duration, with a focus on the intermediate portion of the yield curve from August 2012 through September 2012, added to returns as the ten-year U.S. Treasury yield rose over this period.

»	An overweight to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

An underweight to investment grade corporate securities during the last half of the reporting period detracted from performance as the sector outperformed like-duration U.S. Treasuries during this period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Total Return Fund III

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	36.6%
Corporate Bonds & Notes	18.8%
Short-Term Instruments	15.0%
U.S. Treasury Obligations	11.7%
Sovereign Issues	8.3%
Other	9.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	5.80%	10.87%	8.67%	6.93%	7.91%
PIMCO Total Return Fund III Class P	5.74%	10.76%	8.56%	6.82%	7.80%
PIMCO Total Return Fund III Administrative Class	5.67%	10.60%	8.41%	6.66%	7.63%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.53%	5.32%	6.79%	**
Lipper Intermediate Investment Grade Debt Funds Average	4.54%	7.51%	6.20%	5.09%	6.56%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields during the reporting period.

»	Exposure to non-U.S. developed country interest rates, particularly Canada, added to returns as yields fell in Canada during the reporting period.

»	An overweight to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

»

Duration exposure (or sensitivity to changes in market interest rates) to local debt in Brazil and Mexico, partially implemented via interest rate swaps, added to performance as interest rates in these countries fell during the reporting period.

12	PIMCO LONG DURATION STRATEGY FUNDS

PIMCO Total Return Fund IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	31.0%
Short-Term Instruments	21.7%
U.S. Treasury Obligations	17.4%
Corporate Bonds & Notes	15.4%
Sovereign Issues	6.6%
Other	7.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	6.07%	10.14%	10.81%
PIMCO Total Return Fund IV Class P	6.02%	10.03%	10.71%
PIMCO Total Return Fund IV Class A	5.89%	9.76%	10.45%
PIMCO Total Return Fund IV Class A (adjusted)	1.88%	5.60%	7.36%
PIMCO Total Return Fund IV Class C	5.48%	8.93%	9.59%
PIMCO Total Return Fund IV Class C (adjusted)	4.48%	7.93%	9.59%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.55%	**
Lipper Intermediate Investment Grade Debt Funds Average	4.54%	7.51%	6.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields during the reporting period.

»	An overweight to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Duration exposure (or sensitivity to changes in market interest rates) to local debt in Mexico, partially implemented via interest rate swaps, added to performance as interest rates in Mexico fell during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Unconstrained Bond Fund

Institutional Class - PFIUX	Class A - PUBAX
Class P - PUCPX	Class C - PUBCX
Class D - PUBDX	Class R - PUBRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	28.1%
Corporate Bonds & Notes	21.9%
U.S. Government Agencies	14.5%
Mortgage-Backed Securities	8.8%
Short-Term Instruments	7.3%
Asset-Backed Securities	6.5%
Sovereign Issues	5.9%
Other	7.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	6.33%	8.95%	6.91%
PIMCO Unconstrained Bond Fund Class P	6.28%	8.84%	6.81%
PIMCO Unconstrained Bond Fund Class D	6.12%	8.52%	6.49%
PIMCO Unconstrained Bond Fund Class A	6.12%	8.52%	6.48%
PIMCO Unconstrained Bond Fund Class A (adjusted)	2.14%	4.41%	5.53%
PIMCO Unconstrained Bond Fund Class C	5.75%	7.80%	5.71%
PIMCO Unconstrained Bond Fund Class C (adjusted)	4.75%	6.80%	5.71%
PIMCO Unconstrained Bond Fund Class R	5.99%	8.25%	6.22%
3 Month USD LIBOR Index	0.23%	0.47%	0.84%
Lipper Absolute Return Funds Average	0.88%	4.74%	0.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.31% for Class D shares, 1.31% for Class A shares, 2.06% for Class C shares, and 1.56% for Class R shares.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Exposure to corporates added to performance, driven by U.S. financial-sector issuers, as the sector posted positive performance over the reporting period. According to the Barclays Global Aggregate Corporates Index, the Financials Subindex returned 5.50% over the reporting period.

»

Duration (or sensitivity to changes in market interest rates) positioning was net positive, driven by long positioning in the U.S. and Australia, as sovereign yields of all maturities over one year fell in both countries over the reporting period. Duration hedging primarily via swaps (U.S., Japan, and eurozone), however, detracted from those gains, as all three regions saw a decline in swap rates over one-year maturities.

»

Net long exposure to the securitized sector, including residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”), added to returns as these securities posted positive performance for the reporting period.

»

Currency positions were a net detractor from performance, driven primarily by the Fund’s short exposure to the Australian dollar (which experienced positive total return over the period) and the Japanese yen (which appreciated), as well as long exposure to the Indian rupee (which depreciated).

»

Exposure to emerging markets (“EM”) benefited performance, driven primarily by long exposure to interest rates in Brazil and Mexico, as rates fell in both countries over the reporting period for all maturities of two years and above.

»

Exposure to both tax-free and taxable municipal bonds added to returns, driven by a strong allocation to California Build America Bonds (“BABs”). The Barclays Municipal Bond Index returned 4.24% while the BABs component of the Barclays Taxable Municipal Bond Index returned 6.62% over the reporting period.

14	PIMCO LONG DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$1,179.10	$2.90	$1,000.00	$1,022.41	$2.69	0.53%
Class P	1,000.00	1,178.50	3.44	1,000.00	1,021.91	3.19	0.63
PIMCO GNMA Fund
Institutional Class	$1,000.00	$1,028.00	$2.54	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,027.40	3.05	1,000.00	1,022.06	3.04	0.60
Class D	1,000.00	1,025.90	4.57	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,025.90	4.57	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	1,021.90	8.36	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,022.10	8.36	1,000.00	1,016.80	8.34	1.65
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$1,111.10	$2.75	$1,000.00	$1,022.46	$2.64	0.52%
Class P	1,000.00	1,110.50	3.28	1,000.00	1,021.96	3.14	0.62

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$1,115.40	$2.63	$1,000.00	$1,022.59	$2.51	0.495%
Class P	1,000.00	1,114.80	3.15	1,000.00	1,022.09	3.02	0.595
Administrative Class	1,000.00	1,114.40	3.95	1,000.00	1,021.33	3.78	0.745
Class A	1,000.00	1,113.40	4.48	1,000.00	1,020.83	4.28	0.845
Class B	1,000.00	1,109.30	8.43	1,000.00	1,017.07	8.07	1.595
Class C	1,000.00	1,109.30	8.43	1,000.00	1,017.07	8.07	1.595
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$1,034.50	$2.55	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,033.90	3.06	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,033.20	3.82	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	1,032.40	4.59	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,032.40	4.59	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	1,028.50	8.39	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,028.60	8.39	1,000.00	1,016.80	8.34	1.65
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$1,053.10	$2.57	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,052.60	3.09	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,051.80	3.86	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund III
Institutional Class	$1,000.00	$1,058.00	$2.58	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,057.40	3.09	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,056.70	3.87	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$1,060.70	$2.58	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,060.20	3.10	1,000.00	1,022.06	3.04	0.60
Class A	1,000.00	1,058.90	4.39	1,000.00	1,020.81	4.31	0.85
Class C (a)	1,000.00	1,054.80	5.36	1,000.00	1,017.05	8.09	1.60
PIMCO Unconstrained Bond Fund
Institutional Class	$1,000.00	$1,063.30	$4.81	$1,000.00	$1,020.41	$4.71	0.93%
Class P	1,000.00	1,062.80	5.33	1,000.00	1,019.90	5.22	1.03
Class D	1,000.00	1,061.20	6.87	1,000.00	1,018.40	6.73	1.33
Class A	1,000.00	1,061.20	6.87	1,000.00	1,018.40	6.73	1.33
Class C	1,000.00	1,057.50	10.42	1,000.00	1,014.94	10.20	2.02
Class R	1,000.00	1,059.90	8.16	1,000.00	1,017.15	7.99	1.58

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 6/1/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for Class C, multiplied by the average account value over the period, multiplied by 119/365 for the Class C shares of the PIMCO Total Return Fund IV (to reflect the period since the inception date of 6/1/12). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

16	PIMCO LONG DURATION STRATEGY FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays GNMA Index	Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Government/Credit Index	Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Treasury Index	Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Extended Duration Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.59	$0.15	$1.57	$1.72	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2012	7.49	0.32	2.96	3.28	(0.31)	(0.87)	0.00	(1.18)
03/31/2011	7.39	0.33	0.39	0.72	(0.32)	(0.30)	0.00	(0.62)
03/31/2010	12.56	0.42	(2.38)	(1.96)	(0.44)	(2.77)	0.00	(3.21)
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)	0.00	(0.86)
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)	0.00	(0.48)
Class P
04/01/2012 - 09/30/2012+	9.59	0.14	1.57	1.71	(0.13)	0.00	0.00	(0.13)
03/31/2012	7.49	0.30	2.97	3.27	(0.30)	(0.87)	0.00	(1.17)
03/31/2011	7.39	0.32	0.39	0.71	(0.31)	(0.30)	0.00	(0.61)
03/31/2010	12.56	0.41	(2.38)	(1.97)	(0.43)	(2.77)	0.00	(3.20)
09/11/2008 - 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)	0.00	(0.67)

PIMCO GNMA Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.75	$0.07	$0.26	$0.33	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	11.42	0.21	0.72	0.93	(0.26)	(0.34)	0.00	(0.60)
03/31/2011	11.62	0.26	0.42	0.68	(0.27)	(0.61)	0.00	(0.88)
03/31/2010	11.33	0.35	0.66	1.01	(0.40)	(0.32)	0.00	(0.72)
03/31/2009	11.37	0.51	0.11	0.62	(0.53)	(0.13)	0.00	(0.66)
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)	0.00	(0.64)
Class P
04/01/2012 - 09/30/2012+	11.75	0.07	0.25	0.32	(0.15)	0.00	0.00	(0.15)
03/31/2012	11.42	0.20	0.72	0.92	(0.25)	(0.34)	0.00	(0.59)
03/31/2011	11.62	0.25	0.42	0.67	(0.26)	(0.61)	0.00	(0.87)
03/31/2010	11.33	0.32	0.67	0.99	(0.38)	(0.32)	0.00	(0.70)
04/30/2008 - 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)	0.00	(0.60)
Class D
04/01/2012 - 09/30/2012+	11.75	0.05	0.25	0.30	(0.13)	0.00	0.00	(0.13)
03/31/2012	11.42	0.16	0.72	0.88	(0.21)	(0.34)	0.00	(0.55)
03/31/2011	11.62	0.22	0.41	0.63	(0.22)	(0.61)	0.00	(0.83)
03/31/2010	11.33	0.30	0.66	0.96	(0.35)	(0.32)	0.00	(0.67)
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00	(0.61)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00	(0.59)
Class A
04/01/2012 - 09/30/2012+	11.75	0.05	0.25	0.30	(0.13)	0.00	0.00	(0.13)
03/31/2012	11.42	0.16	0.72	0.88	(0.21)	(0.34)	0.00	(0.55)
03/31/2011	11.62	0.21	0.42	0.63	(0.22)	(0.61)	0.00	(0.83)
03/31/2010	11.33	0.30	0.66	0.96	(0.35)	(0.32)	0.00	(0.67)
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00	(0.61)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00	(0.59)
Class B
04/01/2012 - 09/30/2012+	11.75	0.00	0.26	0.26	(0.09)	0.00	0.00	(0.09)
03/31/2012	11.42	0.08	0.71	0.79	(0.12)	(0.34)	0.00	(0.46)
03/31/2011	11.62	0.12	0.42	0.54	(0.13)	(0.61)	0.00	(0.74)
03/31/2010	11.33	0.22	0.65	0.87	(0.26)	(0.32)	0.00	(0.58)
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00	(0.53)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00	(0.51)
Class C
04/01/2012 - 09/30/2012+	11.75	0.00	0.26	0.26	(0.09)	0.00	0.00	(0.09)
03/31/2012	11.42	0.08	0.72	0.80	(0.13)	(0.34)	0.00	(0.47)
03/31/2011	11.62	0.13	0.41	0.54	(0.13)	(0.61)	0.00	(0.74)
03/31/2010	11.33	0.21	0.66	0.87	(0.26)	(0.32)	0.00	(0.58)
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00	(0.53)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00	(0.51)

Please see footnotes on page 26.

18	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.17	17.91%	$285,050	0.53	%*	0.53	%*	0.50	%*	0.50	%*	2.63	%*	55%
9.59	43.47	305,425	0.50		0.50		0.50		0.50		3.41		355
7.49	9.48	381,563	0.51		0.51		0.50		0.50		3.94		412
7.39	(16.80)	324,253	0.50		0.50		0.50		0.50		4.42		615
12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780
10.90	14.96	169,454	0.50		0.50		0.50		0.50		4.24		239

11.17	17.85	16,284	0.63	*	0.63	*	0.60	*	0.60	*	2.52	*	55
9.59	43.33	73,634	0.60		0.60		0.60		0.60		3.12		355
7.49	9.37	1,016	0.61		0.61		0.60		0.60		3.82		412
7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615
12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$11.92	2.80%	$705,342	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.19	%*	820%
11.75	8.27	660,966	0.50		0.50		0.50		0.50		1.77		2,397
11.42	5.88	391,519	0.51		0.51		0.50		0.50		2.21		1,990
11.62	9.02	436,282	0.50		0.50		0.50		0.50		2.99		1,747
11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652
11.37	8.37	219,841	0.95		0.95		0.50		0.50		5.10		839

11.92	2.74	128,378	0.60	*	0.60	*	0.60	*	0.60	*	1.10	*	820
11.75	8.16	114,939	0.60		0.60		0.60		0.60		1.66		2,397
11.42	5.78	62,198	0.61		0.61		0.60		0.60		2.14		1,990
11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747
11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

11.92	2.59	284,316	0.90	*	0.90	*	0.90	*	0.90	*	0.80	*	820
11.75	7.84	295,028	0.90		0.90		0.90		0.90		1.38		2,397
11.42	5.46	147,172	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747
11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652
11.37	7.94	36,541	1.32		1.32		0.90		0.90		4.63		839

11.92	2.59	704,476	0.90	*	0.90	*	0.90	*	0.90	*	0.80	*	820
11.75	7.84	706,763	0.90		0.90		0.90		0.90		1.39		2,397
11.42	5.46	474,744	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	455,544	0.90		0.90		0.90		0.90		2.58		1,747
11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652
11.37	7.94	114,188	1.33		1.33		0.90		0.90		4.69		839

11.92	2.19	9,201	1.65	*	1.65	*	1.65	*	1.65	*	0.06	*	820
11.75	7.03	10,998	1.65		1.65		1.65		1.65		0.71		2,397
11.42	4.68	16,908	1.66		1.66		1.65		1.65		1.03		1,990
11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747
11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652
11.37	7.14	29,853	2.07		2.07		1.65		1.65		3.98		839

11.92	2.21	316,024	1.65	*	1.65	*	1.65	*	1.65	*	0.05	*	820
11.75	7.03	289,101	1.65		1.65		1.65		1.65		0.66		2,397
11.42	4.68	225,520	1.66		1.66		1.65		1.65		1.06		1,990
11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747
11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652
11.37	7.14	36,035	2.07		2.07		1.65		1.65		3.96		839

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.54	$0.24	$1.04	$1.28	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2012	10.75	0.50	1.29	1.79	(0.49)	(0.51)	0.00	(1.00)
03/31/2011	10.72	0.53	0.46	0.99	(0.59)	(0.37)	0.00	(0.96)
03/31/2010	10.14	0.54	0.95	1.49	(0.57)	(0.34)	0.00	(0.91)
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)	0.00	(0.63)
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)	0.00	(0.52)
Class P
04/01/2012 - 09/30/2012+	11.54	0.24	1.03	1.27	(0.22)	0.00	0.00	(0.22)
03/31/2012	10.75	0.49	1.29	1.78	(0.48)	(0.51)	0.00	(0.99)
03/31/2011	10.72	0.51	0.47	0.98	(0.58)	(0.37)	0.00	(0.95)
03/31/2010	10.14	0.53	0.95	1.48	(0.56)	(0.34)	0.00	(0.90)
09/11/2008 - 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)	0.00	(0.41)

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.89	$0.16	$1.10	$1.26	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2012	10.39	0.36	1.97	2.33	(0.36)	(1.47)	0.00	(1.83)
03/31/2011	10.79	0.43	0.56	0.99	(0.46)	(0.93)	0.00	(1.39)
03/31/2010	11.58	0.46	(0.24)	0.22	(0.50)	(0.51)	0.00	(1.01)
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)	0.00	(0.55)
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00	0.00	(0.52)
Class P
04/01/2012 - 09/30/2012+	10.89	0.15	1.10	1.25	(0.14)	0.00	0.00	(0.14)
03/31/2012	10.39	0.35	1.97	2.32	(0.35)	(1.47)	0.00	(1.82)
03/31/2011	10.79	0.41	0.57	0.98	(0.45)	(0.93)	0.00	(1.38)
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)	0.00	(1.00)
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)	0.00	(0.51)
Administrative Class
04/01/2012 - 09/30/2012+	10.89	0.14	1.11	1.25	(0.14)	0.00	0.00	(0.14)
03/31/2012	10.39	0.33	1.97	2.30	(0.33)	(1.47)	0.00	(1.80)
03/31/2011	10.79	0.40	0.56	0.96	(0.43)	(0.93)	0.00	(1.36)
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)	0.00	(0.98)
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)	0.00	(0.52)
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00	0.00	(0.49)
Class A
04/01/2012 - 09/30/2012+	10.89	0.13	1.11	1.24	(0.13)	0.00	0.00	(0.13)
03/31/2012	10.39	0.32	1.97	2.29	(0.32)	(1.47)	0.00	(1.79)
03/31/2011	10.79	0.38	0.56	0.94	(0.41)	(0.93)	0.00	(1.34)
03/31/2010	11.58	0.42	(0.25)	0.17	(0.45)	(0.51)	0.00	(0.96)
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)	0.00	(0.51)
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00	0.00	(0.47)
Class B
04/01/2012 - 09/30/2012+	10.89	0.09	1.10	1.19	(0.08)	0.00	0.00	(0.08)
03/31/2012	10.39	0.24	1.97	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.30	0.56	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00	(0.42)
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00	0.00	(0.40)
Class C
04/01/2012 - 09/30/2012+	10.89	0.09	1.10	1.19	(0.08)	0.00	0.00	(0.08)
03/31/2012	10.39	0.23	1.98	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.29	0.57	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00	(0.42)
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00	0.00	(0.39)

Please see footnotes on page 26.

20	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.59	11.11%	$5,755,420	0.52	%*	0.52	%*	0.50	%*	0.50	%*	3.93	%*	29%
11.54	16.91	5,815,733	0.50		0.50		0.50		0.50		4.33		219
10.75	9.31	5,130,906	0.51		0.51		0.50		0.50		4.71		240
10.72	14.91	3,976,419	0.51		0.51		0.50		0.50		5.02		364
10.14	2.63	2,431,539	0.51		0.51		0.50		0.50		5.02		398
10.51	9.73	714,193	0.50		0.50		0.50		0.50		4.85		314

12.59	11.05	26,925	0.62	*	0.62	*	0.60	*	0.60	*	3.84	*	29
11.54	16.79	12,896	0.60		0.60		0.60		0.60		4.20		219
10.75	9.21	6,894	0.61		0.61		0.60		0.60		4.58		240
10.72	14.83	2,493	0.61		0.61		0.60		0.60		4.89		364
10.14	1.86	914	0.61	*	0.61	*	0.60	*	0.60	*	5.41	*	398

$12.00	11.54%	$895,728	0.49	5%*	0.49	5%*	0.47	5%*	0.47	5%*	2.60	%*	74%
10.89	22.39	812,883	0.48	5	0.48	5	0.47	5	0.47	5	3.14		426
10.39	9.13	443,715	0.48	5	0.48	5	0.47	5	0.47	5	3.78		363
10.79	1.92	1,175,131	0.49	5	0.49	5	0.47	5	0.47	5	4.09		415
11.58	7.69	568,232	0.50	5	0.50	5	0.47	5	0.47	5	4.19		367
11.30	11.22	1,258,569	0.47	5	0.47	5	0.47	5	0.47	5	4.85		291

12.00	11.48	49,982	0.59	5*	0.59	5*	0.57	5*	0.57	5*	2.55	*	74
10.89	22.27	403,440	0.58	5	0.58	5	0.57	5	0.57	5	3.03		426
10.39	9.03	57,226	0.58	5	0.58	5	0.57	5	0.57	5	3.61		363
10.79	1.79	10,934	0.59	5	0.59	5	0.57	5	0.57	5	3.97		415
11.58	9.40	11	0.60	5*	0.60	5*	0.57	5*	0.57	5*	4.16	*	367

12.00	11.44	95,001	0.74	5*	0.74	5*	0.72	5*	0.72	5*	2.42	*	74
10.89	22.09	70,022	0.73	5	0.73	5	0.72	5	0.72	5	2.87		426
10.39	8.86	73,068	0.73	5	0.73	5	0.72	5	0.72	5	3.46		363
10.79	1.64	92,333	0.74	5	0.74	5	0.72	5	0.72	5	3.91		415
11.58	7.44	113,114	0.75	5	0.75	5	0.72	5	0.72	5	3.97		367
11.30	10.96	144,464	0.72	5	0.72	5	0.72	5	0.72	5	4.56		291

12.00	11.34	253,768	0.84	5*	0.84	5*	0.82	5*	0.82	5*	2.26	*	74
10.89	21.96	228,297	0.83	5(b)	0.83	5(b)	0.82	5(b)	0.82	5(b)	2.76		426
10.39	8.70	192,776	0.88	5	0.88	5	0.87	5	0.87	5	3.33		363
10.79	1.49	176,403	0.89	5	0.89	5	0.87	5	0.87	5	3.73		415
11.58	7.27	201,456	0.90	5	0.90	5	0.87	5	0.87	5	3.82		367
11.30	10.78	233,321	0.87	5	0.87	5	0.87	5	0.87	5	4.43		291

12.00	10.93	3,649	1.59	5*	1.59	5*	1.57	5*	1.57	5*	1.52	*	74
10.89	21.05	4,282	1.58	5(b)	1.58	5(b)	1.57	5(b)	1.57	5(b)	2.08		426
10.39	7.90	7,584	1.63	5	1.63	5	1.62	5	1.62	5	2.60		363
10.79	0.74	16,774	1.64	5	1.64	5	1.62	5	1.62	5	3.01		415
11.58	6.47	26,934	1.65	5	1.65	5	1.62	5	1.62	5	3.07		367
11.30	9.97	32,425	1.62	5	1.62	5	1.62	5	1.62	5	3.73		291

12.00	10.93	78,115	1.59	5*	1.59	5*	1.57	5*	1.57	5*	1.51	*	74
10.89	21.06	64,297	1.58	5(b)	1.58	5(b)	1.57	5(b)	1.57	5(b)	1.99		426
10.39	7.90	48,209	1.63	5	1.63	5	1.62	5	1.62	5	2.58		363
10.79	0.74	45,276	1.64	5	1.64	5	1.62	5	1.62	5	3.00		415
11.58	6.47	56,492	1.65	5	1.65	5	1.62	5	1.62	5	3.06		367
11.30	9.96	52,461	1.62	5	1.62	5	1.62	5	1.62	5	3.67		291

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.66	$0.08	$0.29	$0.37	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2012	10.62	0.24	0.41	0.65	(0.30)	(0.31)	0.00	(0.61)
03/31/2011	10.74	0.31	0.31	0.62	(0.34)	(0.40)	0.00	(0.74)
03/31/2010	10.21	0.54	0.91	1.45	(0.49)	(0.43)	0.00	(0.92)
03/31/2009	10.88	0.71	(0.60)	0.11	(0.69)	(0.09)	0.00	(0.78)
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)	0.00	(0.61)
Class P
04/01/2012 - 09/30/2012+	10.66	0.07	0.29	0.36	(0.12)	0.00	0.00	(0.12)
03/31/2012	10.62	0.22	0.41	0.63	(0.28)	(0.31)	0.00	(0.59)
03/31/2011	10.74	0.30	0.31	0.61	(0.33)	(0.40)	0.00	(0.73)
03/31/2010	10.21	0.47	0.97	1.44	(0.48)	(0.43)	0.00	(0.91)
04/30/2008 - 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)	0.00	(0.73)
Administrative Class
04/01/2012 - 09/30/2012+	10.66	0.07	0.28	0.35	(0.11)	0.00	0.00	(0.11)
03/31/2012	10.62	0.22	0.40	0.62	(0.27)	(0.31)	0.00	(0.58)
03/31/2011	10.74	0.28	0.31	0.59	(0.31)	(0.40)	0.00	(0.71)
03/31/2010	10.21	0.54	0.88	1.42	(0.46)	(0.43)	0.00	(0.89)
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)	0.00	(0.76)
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)	0.00	(0.58)
Class D
04/01/2012 - 09/30/2012+	10.66	0.06	0.28	0.34	(0.10)	0.00	0.00	(0.10)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.49	0.92	1.41	(0.45)	(0.43)	0.00	(0.88)
03/31/2009	10.88	0.68	(0.61)	0.07	(0.65)	(0.09)	0.00	(0.74)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)	0.00	(0.56)
Class A
04/01/2012 - 09/30/2012+	10.66	0.06	0.28	0.34	(0.10)	0.00	0.00	(0.10)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.47	0.94	1.41	(0.45)	(0.43)	0.00	(0.88)
03/31/2009	10.88	0.69	(0.62)	0.07	(0.65)	(0.09)	0.00	(0.74)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)	0.00	(0.56)
Class B
04/01/2012 - 09/30/2012+	10.66	0.02	0.28	0.30	(0.06)	0.00	0.00	(0.06)
03/31/2012	10.62	0.13	0.39	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.41	0.92	1.33	(0.37)	(0.43)	0.00	(0.80)
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)	0.00	(0.66)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00	(0.48)
Class C
04/01/2012 - 09/30/2012+	10.66	0.02	0.28	0.30	(0.06)	0.00	0.00	(0.06)
03/31/2012	10.62	0.12	0.40	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.40	0.93	1.33	(0.37)	(0.43)	0.00	(0.80)
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)	0.00	(0.66)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00	(0.48)

PIMCO Total Return Fund II
Institutional Class
04/01/2012 - 09/30/2012+	$10.70	$0.13	$0.44	$0.57	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2012	10.37	0.27	0.34	0.61	(0.28)	0.00	0.00	(0.28)
03/31/2011	10.59	0.23	0.44	0.67	(0.25)	(0.63)	(0.01)	(0.89)
03/31/2010	9.71	0.42	1.01	1.43	(0.50)	(0.05)	0.00	(0.55)
03/31/2009	10.44	0.51	(0.33)	0.18	(0.52)	(0.39)	0.00	(0.91)
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)	0.00	(0.50)

Please see footnotes on page 26.

22	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.90	3.45%	$264,632	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.43	%*	699%
10.66	6.27	197,818	0.50		0.50		0.50		0.50		2.24		1,322
10.62	5.82	192,699	0.50		0.50		0.50		0.50		2.85		966
10.74	14.59	242,791	0.56		0.56		0.50		0.50		5.11		1,035
10.21	1.17	442,478	1.60		1.60		0.50		0.50		6.80		1,093
10.88	7.35	490,553	1.20		1.20		0.50		0.50		5.06		630

10.90	3.39	34,234	0.60	*	0.60	*	0.60	*	0.60	*	1.34	*	699
10.66	6.17	42,441	0.60		0.60		0.60		0.60		2.04		1,322
10.62	5.72	28,103	0.60		0.60		0.60		0.60		2.74		966
10.74	14.49	27,825	0.62		0.62		0.60		0.60		4.42		1,035
10.21	0.97	10	1.81	*	1.81	*	0.60	*	0.60	*	6.96	*	1,093

10.90	3.32	59,133	0.75	*	0.75	*	0.75	*	0.75	*	1.22	*	699
10.66	6.01	72,356	0.75		0.75		0.75		0.75		2.00		1,322
10.62	5.56	72,665	0.75		0.75		0.75		0.75		2.61		966
10.74	14.31	73,797	0.84		0.84		0.75		0.75		5.09		1,035
10.21	0.92	201,935	1.89		1.89		0.75		0.75		6.73		1,093
10.88	7.09	159,298	1.50		1.50		0.75		0.75		4.79		630

10.90	3.24	90,183	0.90	*	0.90	*	0.90	*	0.90	*	1.07	*	699
10.66	5.85	107,224	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	95,938	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	123,426	0.96		0.96		0.90		0.90		4.67		1,035
10.21	0.77	196,793	2.02		2.02		0.90		0.90		6.51		1,093
10.88	6.93	162,990	1.55		1.55		0.90		0.90		4.65		630

10.90	3.24	78,495	0.90	*	0.90	*	0.90	*	0.90	*	1.05	*	699
10.66	5.85	87,646	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	97,366	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	125,408	0.96		0.96		0.90		0.90		4.46		1,035
10.21	0.77	87,417	2.04		2.04		0.90		0.90		6.60		1,093
10.88	6.93	55,202	1.56		1.56		0.90		0.90		4.65		630

10.90	2.85	1,044	1.65	*	1.65	*	1.65	*	1.65	*	0.30	*	699
10.66	5.05	1,396	1.65		1.65		1.65		1.65		1.17		1,322
10.62	4.62	3,229	1.65		1.65		1.65		1.65		1.75		966
10.74	13.30	9,258	1.71		1.71		1.65		1.65		3.84		1,035
10.21	0.02	10,466	2.74		2.74		1.65		1.65		5.56		1,093
10.88	6.14	15,544	2.29		2.29		1.65		1.65		3.92		630

10.90	2.86	24,691	1.65	*	1.65	*	1.65	*	1.65	*	0.30	*	699
10.66	5.06	25,629	1.65		1.65		1.65		1.65		1.11		1,322
10.62	4.62	29,681	1.65		1.65		1.65		1.65		1.72		966
10.74	13.29	48,507	1.71		1.71		1.65		1.65		3.72		1,035
10.21	0.01	34,962	2.77		2.77		1.65		1.65		5.77		1,093
10.88	6.14	29,365	2.29		2.29		1.65		1.65		3.91		630

$11.13	5.31%	$2,953,840	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.41	%*	215%
10.70	5.95	3,329,568	0.50		0.50		0.50		0.50		2.55		647
10.37	6.40	3,177,804	0.50		0.50		0.50		0.50		2.15		563
10.59	15.00	3,124,654	0.53		0.53		0.50		0.50		4.05		502
9.71	1.93	2,531,920	1.00		1.00		0.50		0.50		5.10		278
10.44	10.76	2,282,191	0.82		0.82		0.50		0.50		4.91		265

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Total Return Fund II (Cont.)
Class P
04/01/2012 - 09/30/2012+	$10.70	$0.13	$0.43	$0.56	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2012	10.37	0.26	0.34	0.60	(0.27)	0.00	0.00	(0.27)
03/31/2011	10.59	0.23	0.43	0.66	(0.24)	(0.63)	(0.01)	(0.88)
12/31/2009 - 03/31/2010	10.45	0.06	0.14	0.20	(0.06)	0.00	0.00	(0.06)
Administrative Class
04/01/2012 - 09/30/2012+	10.70	0.12	0.43	0.55	(0.12)	0.00	0.00	(0.12)
03/31/2012	10.37	0.24	0.34	0.58	(0.25)	0.00	0.00	(0.25)
03/31/2011	10.59	0.21	0.43	0.64	(0.22)	(0.63)	(0.01)	(0.86)
03/31/2010	9.71	0.40	1.00	1.40	(0.47)	(0.05)	0.00	(0.52)
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)	0.00	(0.88)
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)	0.00	(0.48)

PIMCO Total Return Fund III
Institutional Class
04/01/2012 - 09/30/2012+	$9.76	$0.13	$0.43	$0.56	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2012	9.64	0.27	0.18	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.44	0.71	(0.30)	(0.55)	0.00	(0.85)
03/31/2010	8.76	0.39	1.10	1.49	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.59	0.48	(0.37)	0.11	(0.50)	(0.44)	0.00	(0.94)
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)	0.00	(0.53)
Class P
04/01/2012 - 09/30/2012+	9.76	0.12	0.44	0.56	(0.13)	0.00	0.00	(0.13)
03/31/2012	9.64	0.26	0.19	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.43	0.70	(0.29)	(0.55)	0.00	(0.84)
03/31/2010	8.76	0.27	1.21	1.48	(0.46)	0.00	0.00	(0.46)
03/31/2009 - 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2012 - 09/30/2012+	9.76	0.12	0.43	0.55	(0.12)	0.00	0.00	(0.12)
03/31/2012	9.64	0.24	0.19	0.43	(0.31)	0.00	0.00	(0.31)
03/31/2011	9.78	0.25	0.43	0.68	(0.27)	(0.55)	0.00	(0.82)
03/31/2010	8.76	0.36	1.11	1.47	(0.45)	0.00	0.00	(0.45)
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)	0.00	(0.91)
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)	0.00	(0.50)

PIMCO Total Return Fund IV
Institutional Class
04/01/2012 - 09/30/2012+	$10.67	$0.11	$0.53	$0.64	$(0.11)	$0.00	$0.00	$(0.11)
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2012 - 09/30/2012+	10.67	0.11	0.53	0.64	(0.11)	0.00	0.00	(0.11)
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00	0.00	(0.15)
Class A
04/01/2012 - 09/30/2012+	10.67	0.09	0.54	0.63	(0.10)	0.00	0.00	(0.10)
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00	0.00	(0.13)
Class C
06/01/2012 - 09/30/2012+	10.90	0.02	0.31	0.33	(0.03)	0.00	0.00	(0.03)

PIMCO Unconstrained Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.04	$0.19	$0.51	$0.70	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2012	11.17	0.37	(0.23)	0.14	(0.27)	0.00	0.00	(0.27)
03/31/2011	11.01	0.31	0.13	0.44	(0.26)	(0.02)	0.00	(0.28)
03/31/2010	10.17	0.39	1.07	1.46	(0.37)	(0.25)	0.00	(0.62)
06/30/2008 - 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00	0.00	(0.16)

Please see footnotes on page 26.

24	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.13	5.26%	$18,040	0.60	%*	0.60	%*	0.60	%*	0.60	%*	2.29	%*	215%
10.70	5.84	16,145	0.60		0.60		0.60		0.60		2.45		647
10.37	6.30	6,937	0.60		0.60		0.60		0.60		2.15		563
10.59	1.93	10	0.60	*	0.60	*	0.60	*	0.60	*	2.24	*	502

11.13	5.18	85,839	0.75	*	0.75	*	0.75	*	0.75	*	2.13	*	215
10.70	5.68	84,512	0.75		0.75		0.75		0.75		2.30		647
10.37	6.13	102,227	0.75		0.75		0.75		0.75		1.91		563
10.59	14.71	89,389	0.78		0.78		0.75		0.75		3.83		502
9.71	1.67	75,119	1.24		1.24		0.75		0.75		4.84		278
10.44	10.49	77,136	1.07		1.07		0.75		0.75		4.67		265

$10.19	5.80%	$3,753,703	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.58	%*	234%
9.76	4.81	3,582,497	0.50		0.50		0.50		0.50		2.78		522
9.64	7.40	3,147,867	0.50		0.50		0.50		0.50		2.73		377
9.78	17.37	2,995,293	0.53		0.53		0.50		0.50		4.19		459
8.76	1.37	2,184,491	0.82		0.82		0.50		0.50		5.24		305
9.59	9.79	2,240,289	0.75		0.75		0.50		0.50		4.95		327

10.19	5.74	97,763	0.60	*	0.60	*	0.60	*	0.60	*	2.44	*	234
9.76	4.71	66,045	0.60		0.60		0.60		0.60		2.68		522
9.64	7.29	54,539	0.60		0.60		0.60		0.60		2.69		377
9.78	17.24	3,849	0.60		0.60		0.60		0.60		2.78		459
8.76	0.00	10	0.60	*	0.60	*	0.60	*	0.60	*	(0.60	)*	305

10.19	5.67	114,400	0.75	*	0.75	*	0.75	*	0.75	*	2.34	*	234
9.76	4.55	101,645	0.75		0.75		0.75		0.75		2.53		522
9.64	7.14	101,711	0.75		0.75		0.75		0.75		2.51		377
9.78	17.08	72,002	0.78		0.78		0.75		0.75		3.77		459
8.76	1.11	36,067	1.08		1.08		0.75		0.75		5.12		305
9.59	9.52	24,558	1.02		1.02		0.75		0.75		4.70		327

$11.20	6.07%	$756,990	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.06	%*	370%
10.67	8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

11.20	6.02	5,424	0.60	*	0.60	*	0.60	*	0.60	*	1.95	*	370
10.67	8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

11.20	5.89	10,412	0.85	*	0.85	*	0.85	*	0.85	*	1.60	*	370
10.67	7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

11.20	3.01	1,305	1.60	*	1.60	*	1.60	*	1.60	*	0.68	*	370

$11.64	6.33%	$10,457,944	0.93	%*	0.93	%*	0.90	%*	0.90	%*	3.28	%*	359%
11.04	1.31	8,959,702	0.91		0.91		0.90		0.90		3.35		1,001
11.17	4.08	9,222,128	0.98		0.98		0.90		0.90		2.79		1,240
11.01	14.62	2,711,977	0.90		0.90		0.90		0.90		3.59		1,039
10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Unconstrained Bond Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$11.04	$0.18	$0.51	$0.69	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2012	11.17	0.36	(0.23)	0.13	(0.26)	0.00	0.00	(0.26)
03/31/2011	11.01	0.30	0.13	0.43	(0.25)	(0.02)	0.00	(0.27)
03/31/2010	10.17	0.37	1.08	1.45	(0.36)	(0.25)	0.00	(0.61)
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00	0.00	(0.15)
Class D
04/01/2012 - 09/30/2012+	11.04	0.16	0.51	0.67	(0.07)	0.00	0.00	(0.07)
03/31/2012	11.17	0.32	(0.22)	0.10	(0.23)	0.00	0.00	(0.23)
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00	(0.24)
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)	0.00	(0.57)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2012 - 09/30/2012+	11.04	0.17	0.50	0.67	(0.07)	0.00	0.00	(0.07)
03/31/2012	11.17	0.33	(0.23)	0.10	(0.23)	0.00	0.00	(0.23)
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00	(0.24)
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)	0.00	(0.57)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2012 - 09/30/2012+	11.04	0.13	0.50	0.63	(0.03)	0.00	0.00	(0.03)
03/31/2012	11.17	0.25	(0.23)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2011	11.01	0.18	0.13	0.31	(0.13)	(0.02)	0.00	(0.15)
03/31/2010	10.17	0.26	1.07	1.33	(0.24)	(0.25)	0.00	(0.49)
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00	0.00	(0.08)
Class R
04/01/2012 - 09/30/2012+	11.04	0.15	0.51	0.66	(0.06)	0.00	0.00	(0.06)
03/31/2012	11.17	0.30	(0.23)	0.07	(0.20)	0.00	0.00	(0.20)
03/31/2011	11.01	0.24	0.13	0.37	(0.19)	(0.02)	0.00	(0.21)
03/31/2010	10.17	0.33	1.06	1.39	(0.30)	(0.25)	0.00	(0.55)
07/31/2008 - 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00	0.00	(0.11)
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)	0.00	(0.61)
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00	0.00	(0.77)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

26	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.64	6.28%	$1,419,181	1.03	%*	1.03	%*	1.00	%*	1.00	%*	3.16	%*	359%
11.04	1.21	1,167,332	1.01		1.01		1.00		1.00		3.25		1,001
11.17	3.98	1,420,955	1.08		1.08		1.00		1.00		2.70		1,240
11.01	14.52	340,363	1.00		1.00		1.00		1.00		3.37		1,039
10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

11.64	6.12	1,301,020	1.33	*	1.33	*	1.30	*	1.30	*	2.88	*	359
11.04	0.90	1,141,138	1.31		1.31		1.30		1.30		2.95		1,001
11.17	3.66	1,367,527	1.38		1.38		1.30		1.30		2.41		1,240
11.01	14.17	767,372	1.30		1.30		1.30		1.30		3.15		1,039
10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

11.64	6.12	1,753,397	1.33	*	1.33	*	1.30	*	1.30	*	2.90	*	359
11.04	0.90	1,802,378	1.31		1.31		1.30		1.30		2.95		1,001
11.17	3.66	2,666,336	1.38		1.38		1.30		1.30		2.39		1,240
11.01	14.16	1,152,457	1.30		1.30		1.30		1.30		3.14		1,039
10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

11.64	5.75	1,009,929	2.02	*	2.08	*	1.99	*	2.05	*	2.21	*	359
11.04	0.19	1,004,843	2.02		2.06		2.01		2.05		2.24		1,001
11.17	2.89	1,257,972	2.13		2.13		2.05		2.05		1.64		1,240
11.01	13.31	485,355	2.05		2.05		2.05		2.05		2.34		1,039
10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

11.64	5.99	15,445	1.58	*	1.58	*	1.55	*	1.55	*	2.65	*	359
11.04	0.65	15,687	1.56		1.56		1.55		1.55		2.69		1,001
11.17	3.41	37,398	1.63		1.63		1.55		1.55		2.16		1,240
11.01	13.88	4,531	1.55		1.55		1.55		1.55		3.04		1,039
10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417
9.02	(12.07)	57,816	1.05		1.05		0.75		0.75		3.87		117
10.94	10.26	36,373	2.41		2.41		0.85		0.85		6.35		116

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund

Assets:
Investments, at value	$317,447	$3,063,655	$6,084,065
Investments in Affiliates, at value	10,511	60,170	332,048
Repurchase agreements, at value	900	7,015	3,339
Cash	0	0	131
Deposits with counterparty	7	0	4
Foreign currency, at value	9	0	133
Receivable for investments sold	14,058	1,921,793	107,407
Receivable for Fund shares sold	453	3,837	19,369
Interest and dividends receivable	266	6,499	60,291
Dividends receivable from Affiliates	4	26	70
Variation margin receivable on financial derivative instruments	0	0	12
OTC swap premiums paid	0	0	391
Unrealized appreciation on foreign currency contracts	176	0	3,179
Unrealized appreciation on OTC swap agreements	0	97	2,409
Other assets	0	0	147
	343,831	5,063,092	6,612,995

Liabilities:
Payable for reverse repurchase agreements	$1,281	$0	$472,987
Payable for investments purchased	0	2,318,776	31,871
Payable for investments in Affiliates purchased	4	26	70
Payable for sale-buyback financing transactions	36,429	0	251,033
Payable for short sales	1,835	574,653	17,484
Deposits from counterparty	2,263	10,805	44,015
Payable for Fund shares redeemed	32	7,950	3,426
Dividends payable	6	221	387
Overdraft due to custodian	175	1,549	0
Written options outstanding	315	0	5,032
Accrued investment advisory fees	55	397	1,081
Accrued supervisory and administrative fees	56	553	1,083
Accrued distribution fees	0	233	0
Accrued servicing fees	0	192	0
Variation margin payable on financial derivative instruments	28	0	288
Reimbursement to PIMCO	0	0	0
OTC swap premiums received	0	0	0
Unrealized depreciation on foreign currency contracts	17	0	1,662
Unrealized depreciation on OTC swap agreements	0	0	231
Other liabilities	1	0	0
	42,497	2,915,355	830,650

Net Assets	$301,334	$2,147,737	$5,782,345

Net Assets Consist of:
Paid in capital	$196,885	$2,076,729	$4,789,122
Undistributed (overdistributed) net investment income	922	(11,010)	(2,790)
Accumulated undistributed net realized gain	77,513	43,955	164,069
Net unrealized appreciation	26,014	38,063	831,944
	$301,334	$2,147,737	$5,782,345

Cost of Investments	$292,094	$3,023,503	$5,264,193
Cost of Investments in Affiliates	$10,510	$60,170	$332,044
Cost of Repurchase Agreements	$900	$7,015	$3,339
Cost of Foreign Currency Held	$8	$0	$131
Proceeds Received on Short Sales	$1,823	$572,467	$17,490
Premiums Received on Written Options	$972	$0	$14,995

28	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$1,462,507	$777,748	$3,262,217	$4,468,118	$912,107	$18,188,283
80,664	26,419	552,151	548,108	91,642	246,525
3,102	599	3,849	5,441	2,809	1,039,107
860	1	2	2	1	3,099
0	0	75	136	0	11
0	0	0	999	660	146,120
2,882	390,146	474,740	626,572	334,111	6,899,059
3,315	728	5,371	2,700	1,817	51,555
11,004	1,671	16,070	22,634	3,646	111,317
17	21	190	145	35	80
0	0	373	625	125	2,658
204	900	0	5,104	125	145,153
0	0	0	2,884	355	31,425
139	1,086	2,886	11,666	1,038	155,637
16	0	0	0	0	0
1,564,710	1,199,319	4,317,924	5,695,134	1,348,471	27,020,029

$40,670	$0	$0	$0	$0	$328,139
0	492,419	1,179,700	1,664,983	554,115	4,855,522
18	21	190	145	35	80
134,150	0	0	0	0	918,805
0	149,184	56,001	15,305	11,996	4,316,340
10,415	4,389	11,621	19,765	4,200	237,054
1,497	540	6,187	2,083	816	18,023
105	65	317	441	0	994
0	0	0	0	0	0
820	0	1,962	2,434	0	122,898
228	102	565	724	141	6,849
281	126	567	731	142	3,976
62	42	16	21	1	695
62	19	0	0	2	509
67	0	0	6	1	4,486
0	0	0	0	17	0
0	0	3,075	10,158	967	84,351
0	0	0	11,530	1,905	68,164
92	0	4	942	2	96,228
0	0	0	0	0	0
188,467	646,907	1,260,205	1,729,268	574,340	11,063,113

$1,376,243	$552,412	$3,057,719	$3,965,866	$774,131	$15,956,916

$1,204,256	$538,259	$2,772,599	$3,666,180	$722,072	$15,186,481
2,022	2,044	(1,808)	10,995	1,923	189,610
98,721	9,685	101,316	81,526	20,133	44,085
71,244	2,424	185,612	207,165	30,003	536,740
$1,376,243	$552,412	$3,057,719	$3,965,866	$774,131	$15,956,916

$1,392,921	$775,566	$3,086,193	$4,257,617	$879,951	$17,359,201
$80,662	$26,419	$552,135	$548,134	$91,647	$246,525
$3,102	$599	$3,849	$5,441	$2,809	$1,039,107
$0	$0	$0	$999	$662	$146,180
$0	$148,339	$55,946	$15,329	$11,998	$4,295,927
$2,216	$0	$5,270	$5,846	$0	$76,049

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund

Net Assets:
Institutional Class	$285,050	$705,342	$5,755,420
Class P	16,284	128,378	26,925
Administrative Class	NA	NA	NA
Class D	NA	284,316	NA
Class A	NA	704,476	NA
Class B	NA	9,201	NA
Class C	NA	316,024	NA
Class R	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	25,517	59,166	457,116
Class P	1,458	10,769	2,138
Administrative Class	NA	NA	NA
Class D	NA	23,849	NA
Class A	NA	59,094	NA
Class B	NA	772	NA
Class C	NA	26,509	NA
Class R	NA	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$11.17	$11.92	$12.59
Class P	11.17	11.92	12.59
Administrative Class	NA	NA	NA
Class D	NA	11.92	NA
Class A	NA	11.92	NA
Class B	NA	11.92	NA
Class C	NA	11.92	NA
Class R	NA	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$895,728	$264,632	$2,953,840	$3,753,703	$756,990	$10,457,944
49,982	34,234	18,040	97,763	5,424	1,419,181
95,001	59,133	85,839	114,400	NA	NA
NA	90,183	NA	NA	NA	1,301,020
253,768	78,495	NA	NA	10,412	1,753,397
3,649	1,044	NA	NA	NA	NA
78,115	24,691	NA	NA	1,305	1,009,929
NA	NA	NA	NA	NA	15,445

74,626	24,269	265,460	368,446	67,566	898,621
4,164	3,139	1,621	9,596	484	121,946
7,915	5,423	7,714	11,229	NA	NA
NA	8,270	NA	NA	NA	111,793
21,143	7,199	NA	NA	929	150,665
304	96	NA	NA	NA	NA
6,508	2,264	NA	NA	117	86,780
NA	NA	NA	NA	NA	1,327

$12.00	$10.90	$11.13	$10.19	$11.20	$11.64
12.00	10.90	11.13	10.19	11.20	11.64
12.00	10.90	11.13	10.19	NA	NA
NA	10.90	NA	NA	NA	11.64
12.00	10.90	NA	NA	11.20	11.64
12.00	10.90	NA	NA	NA	NA
12.00	10.90	NA	NA	11.20	11.64
NA	NA	NA	NA	NA	11.64

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund

Investment Income:
Interest	$5,875	$17,825	$132,933
Dividends	0	0	280
Dividends from Affiliate investments	24	299	319
Total Income	5,899	18,124	133,532

Expenses:
Investment advisory fees	465	2,660	7,458
Supervisory and administrative fees	498	3,711	7,467
Distribution and/or servicing fees - Administrative Class	0	0	0
Distribution and/or servicing fees - Class D	0	365	0
Distribution fees - Class B	0	38	0
Distribution fees - Class C	0	1,143	0
Distribution fees - Class R	0	0	0
Servicing fees - Class A	0	890	0
Servicing fees - Class B	0	13	0
Servicing fees - Class C	0	381	0
Servicing fees - Class R	0	0	0
Trustees’ fees	0	1	4
Interest expense	58	4	724
Miscellaneous expense	0	0	0
Total Expenses	1,021	9,206	15,653
Waiver by PIMCO	0	0	0
Net Expenses	1,021	9,206	15,653

Net Investment Income	4,878	8,918	117,879

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	36,980	23,169	142,696
Net realized gain (loss) on Affiliate investments	3	(2)	35
Net realized gain on futures contracts	164	0	13,734
Net realized gain (loss) on written options	(251)	0	(4,193)
Net realized gain (loss) on swaps	(150)	(6)	(3,729)
Net realized gain (loss) on foreign currency transactions	(382)	0	(6,339)
Net change in unrealized appreciation on investments	22,501	22,121	353,174
Net change in unrealized appreciation (depreciation) on Affiliate investments	1	1	5
Net change in unrealized appreciation (depreciation) on futures contracts	(334)	0	(181)
Net change in unrealized appreciation (depreciation) on written options	499	0	8,247
Net change in unrealized (depreciation) on swaps	(58)	(100)	(469)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	168	0	3,495
Net Gain	59,141	45,183	506,475

Net Increase in Net Assets Resulting from Operations	$64,019	$54,101	$624,354

32	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$24,446	$4,998	$41,237	$56,887	$9,200	$301,979
0	0	3,637	1,759	0	1,225
97	175	740	523	216	387
24,543	5,173	45,614	59,169	9,416	303,591

1,768	662	3,908	4,774	915	43,060
2,291	835	3,916	4,814	921	25,120
107	82	106	130	0	0
0	123	0	0	0	1,509
15	4	0	0	0	0
270	94	0	0	1	3,716
0	0	0	0	0	19
333	105	0	0	8	2,143
5	1	0	0	0	0
90	31	0	0	0	1,239
0	0	0	0	0	20
1	0	2	2	0	8
181	4	12	20	3	2,226
0	0	0	0	17	0
5,061	1,941	7,944	9,740	1,865	79,060
0	0	0	0	0	(281)
5,061	1,941	7,944	9,740	1,865	78,779

19,482	3,232	37,670	49,429	7,551	224,812

76,492	6,329	107,486	73,734	12,985	351,587
15	9	67	18	8	72
16,186	0	615	695	3,151	5,499
(384)	0	13,485	14,039	0	22,241
53	341	(8,170)	6,152	455	(93,437)
0	0	0	(9,973)	1,076	73,458
49,690	8,181	21,724	97,526	18,954	599,715
5	(3)	11	(26)	(5)	6
(617)	0	1,425	2,205	1,893	(10,062)
1,077	0	(7,526)	(7,492)	0	(39,306)
(384)	(208)	(3,392)	(9,138)	(2,613)	(191,958)
0	0	0	(2,711)	119	(68,173)
142,133	14,649	125,725	165,029	36,023	649,642

$161,615	$17,881	$163,395	$214,458	$43,574	$874,454

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,878	$11,992	$8,918	$23,472	$117,879	$246,577	$19,482	$40,235
Net realized gain (loss)	36,361	109,462	23,163	82,855	142,169	294,335	92,347	222,601
Net realized gain (loss) on Affiliate investments	3	1	(2)	279	35	54	15	(8)
Net change in unrealized appreciation (depreciation)	22,776	9,324	22,021	6,442	364,266	340,742	49,766	30,979
Net change in unrealized appreciation (depreciation) on Affiliate investments	1	0	1	(1)	5	(3)	5	(3)
Net increase resulting from operations	64,019	130,779	54,101	113,047	624,354	881,705	161,615	293,804

Distributions to Shareholders:
From net investment income
Institutional Class	(3,816)	(11,464)	(9,149)	(11,187)	(110,145)	(242,634)	(10,149)	(29,273)
Class P	(800)	(192)	(1,586)	(1,716)	(297)	(527)	(3,769)	(1,527)
Administrative Class	0	0	0	0	0	0	(973)	(2,425)
Class D	0	0	(3,289)	(4,205)	0	0	0	0
Class A	0	0	(8,024)	(10,931)	0	0	(2,803)	(6,131)
Class B	0	0	(76)	(138)	0	0	(28)	(119)
Class C	0	0	(2,309)	(2,534)	0	0	(487)	(1,168)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	(24,778)	0	(15,928)	0	(234,196)	0	(114,013)
Class P	0	(125)	0	(2,758)	0	(588)	0	(6,608)
Administrative Class	0	0	0	0	0	0	0	(11,049)
Class D	0	0	0	(7,437)	0	0	0	0
Class A	0	0	0	(18,611)	0	0	0	(26,831)
Class B	0	0	0	(343)	0	0	0	(602)
Class C	0	0	0	(6,949)	0	0	0	(7,277)
Class R	0	0	0	0	0	0	0	0

Total Distributions	(4,616)	(36,559)	(24,433)	(82,737)	(110,442)	(477,945)	(18,209)	(207,023)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(137,128)	(97,740)	40,274	729,424	(560,196)	287,069	(350,384)	673,862

Total Increase (Decrease) in Net Assets	(77,725)	(3,520)	69,942	759,734	(46,284)	690,829	(206,978)	760,643

Net Assets:
Beginning of period	379,059	382,579	2,077,795	1,318,061	5,828,629	5,137,800	1,583,221	822,578
End of period*	$301,334	$379,059	$2,147,737	$2,077,795	$5,782,345	$5,828,629	$1,376,243	$1,583,221

*Including undistributed (overdistributed) net investment income of:	$922	$660	$(11,010)	$4,505	$(2,790)	$(10,227)	$2,022	$749

**	See note 14 in the Notes to Financial Statements.
^	Amount is less than $500.

34	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Mortgage-Backed Securities Fund		PIMCO Total Return Fund II		PIMCO Total Return Fund III		PIMCO Total Return Fund IV		PIMCO Unconstrained Bond Fund

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from May 26, 2011 to March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$3,232	$10,178	$37,670	$88,030	$49,429	$97,278	$7,551	$7,864	$224,812	$521,766
6,670	26,813	113,416	28,281	84,647	69,350	17,667	5,566	359,348	(222,463)
9	53	67	(133)	18	(27)	8	91	72	661
7,973	(7,958)	12,231	78,732	80,390	(3,994)	18,353	11,655	290,216	(163,098)
(3)	3	11	(106)	(26)	(62)	(5)	0	6	(172)
17,881	29,089	163,395	194,804	214,458	162,545	43,574	25,176	874,454	136,694

(2,622)	(5,219)	(37,805)	(89,402)	(48,326)	(116,251)	(7,595)	(8,936)	(76,924)	(247,389)
(376)	(972)	(205)	(175)	(1,025)	(1,951)	(53)	(39)	(10,081)	(32,724)
(667)	(1,782)	(928)	(2,181)	(1,311)	(3,162)	0	0	0	0
(947)	(2,281)	0	0	0	0	0	0	(7,734)	(26,329)
(806)	(2,004)	0	0	0	0	(49)	(19)	(11,197)	(47,697)
(7)	(35)	0	0	0	0	0	0	0	0
(148)	(436)	0	0	0	0	(1)	0	(3,025)	(15,798)
0	0	0	0	0	0	0	0	(83)	(419)

0	(5,630)	0	0	0	(29)	0	0	0	0
0	(1,313)	0	0	0	(0)^	0	0	0	0
0	(2,049)	0	0	0	(1)	0	0	0	0
0	(2,881)	0	0	0	0	0	0	0	0
0	(2,439)	0	0	0	0	0	0	0	0
0	(56)	0	0	0	0	0	0	0	0
0	(787)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(5,573)	(27,884)	(38,938)	(91,758)	(50,662)	(121,394)	(7,698)	(8,994)	(109,044)	(370,356)

5,594	13,624	(496,963)	40,211	51,883	404,919	32,328	689,745	1,100,426	(1,647,574)

17,902	14,829	(372,506)	143,257	215,679	446,070	68,204	705,927	1,865,836	(1,881,236)

534,510	519,681	3,430,225	3,286,968	3,750,187	3,304,117	705,927	0	14,091,080	15,972,316
$552,412	$534,510	$3,057,719	$3,430,225	$3,965,866	$3,750,187	$774,131	$705,927	$15,956,916	$14,091,080

$2,044	$4,385	$(1,808)	$(540)	$10,995	$12,228	$1,923	$2,070	$189,610	$73,842

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Statement of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$64,019

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(218,305)
Proceeds from sales of long-term securities	382,409
Purchases from short-term portfolio investments, net	(8,632)
Increase in deposits with counterparty	(1)
Decrease in receivable for investments sold	3,903
Decrease in interest and dividends receivable	239
Decrease in payable for investments purchased	(57,769)
Decrease in accrued supervisory and administrative fees	(23)
Decrease in accrued servicing fee	(27)
Decrease in variation margin receivable (payable) on financial derivative instruments	(368)
Increase in other liabilities	1
Payments from currency transactions	(382)
Proceeds from short sales transactions	1,844
Net change in unrealized appreciation on investments	(22,501)
Net change in unrealized appreciation on Affiliate investments	(1)
Net change in unrealized (depreciation) on futures contracts	334
Net change in unrealized appreciation on written options	(499)
Net change in unrealized (depreciation) on swaps	58
Net change in unrealized appreciation on foreign currency	(168)
Net realized gain on investments	(36,364)
Net premium on investments	(4,971)
Net cash provided by operating activities	102,796

Cash flows (used for) financing activities:
Proceeds from shares sold	47,878
Payment on shares redeemed	(184,777)
Cash dividend paid*	(794)
Net (repayment) of reverse repurchase agreements	(3,979)
Increase in payable for sale buyback financing transactions	36,429
Increase in overdraft due to custodian	175
Increase in deposits from counterparty	2,263
Net cash (used for) financing activities	(102,805)

Net (Decrease) in Cash and Foreign Currency	(9)

Cash and Foreign Currency:
Beginning of year	18
End of period	$9

* Reinvestment of dividends	$3,940

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$58

36	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Extended Duration Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.5%
American International Group, Inc.
8.250% due 08/15/2018	$1,200	$1,547

INDUSTRIALS 0.1%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	40
News America, Inc.
6.150% due 02/15/2041	100	125

		165

UTILITIES 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	900	1,174
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	700	856

		2,030

Total Corporate Bonds & Notes (Cost $2,928)		3,742

MUNICIPAL BONDS & NOTES 0.4%

NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	343

NORTH CAROLINA 0.2%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	400	467

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	154

		235

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	4

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	77

Total Municipal Bonds & Notes (Cost $1,005)		1,126

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.000% due 05/15/2030 (e)(f)	14,950	8,285
0.000% due 11/15/2030	400	215
4.000% due 02/25/2019	100	106
5.000% due 08/25/2033	47	56
5.500% due 04/25/2033 - 06/25/2037	438	513
6.000% due 12/25/2034	160	198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Financing Corp.
0.000% due 09/26/2019	$200	$180
Freddie Mac
0.000% due 09/15/2030 - 07/15/2031	7,109	3,861
0.621% due 01/15/2033	1	1
5.500% due 02/15/2024	48	55
6.000% due 06/15/2035	258	335
Ginnie Mae
5.500% due 10/20/2037	130	168
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	4,691
5.500% due 09/18/2023	300	397
NCUA Guaranteed Notes
0.598% due 11/06/2017	1,125	1,128
Residual Funding Corp. Strips
0.000% due 01/15/2030	2,000	1,238
Resolution Funding Corp. Strips
0.000% due 10/15/2026 - 04/15/2029	5,191	3,392
Small Business Administration
5.290% due 12/01/2027	350	400
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,602

Total U.S. Government Agencies (Cost $22,660)		26,821

U.S. TREASURY OBLIGATIONS 87.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	2,000	2,134
3.125% due 02/15/2042 (d)	2,000	2,130
U.S. Treasury Strips
0.000% due 08/15/2023	1,400	1,143
0.000% due 02/15/2031	15,000	9,126
0.000% due 05/15/2031	22,100	13,325
0.000% due 11/15/2033	11,400	6,273
0.000% due 05/15/2036	25,000	12,609
0.000% due 11/15/2039	81,100	36,704
0.000% due 05/15/2040	1,450	644
0.000% due 08/15/2040	49,200	21,623
0.000% due 11/15/2040	20,100	8,756
0.000% due 05/15/2041	71,600	30,597
0.000% due 11/15/2041	81,700	34,075
0.000% due 02/15/2042	205,600	84,998

Total U.S. Treasury Obligations (Cost $245,084)		264,137

MORTGAGE-BACKED SECURITIES 2.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	17	17
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	484	442
Countrywide Alternative Loan Trust
0.429% due 07/20/2046^	1,500	715
Countrywide Home Loan Mortgage Pass-Through Trust
3.729% due 09/25/2047^	734	537
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 07/25/2033	2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,493
Indymac Index Mortgage Loan Trust
0.407% due 09/25/2046	1,347	909
JPMorgan Chase Commercial Mortgage Securities Corp.
5.918% due 02/12/2049	20	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.945% due 07/25/2035		$364	$375
WaMu Mortgage Pass-Through Certificates
0.878% due 01/25/2047		5	4
0.968% due 12/25/2046		2,043	1,542
2.594% due 10/25/2046		14	12
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,261

Total Mortgage-Backed Securities (Cost $6,712)			7,333

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.161% due 07/25/2036		12	8

Total Asset-Backed Securities (Cost $12)			8

SOVEREIGN ISSUES 4.0%
Canada Government Bond
2.750% due 06/01/2022	CAD	300	333
Canada Housing Trust
2.650% due 03/15/2022		2,900	3,073
Province of Ontario
4.600% due 06/02/2039		400	496
4.700% due 06/02/2037		800	995
Province of Quebec
5.750% due 12/01/2036		5,300	7,318

Total Sovereign Issues (Cost $11,512)			12,215

SHORT-TERM INSTRUMENTS 3.8%

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		$900	900

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $912. Repurchase proceeds are $900.)

U.S. TREASURY BILLS 0.0%
0.127% due 03/14/2013 (c)		10	10

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 3.5%
PIMCO Short-Term Floating NAV Portfolio		1,048,681	10,511

Total Short-Term Instruments (Cost $11,420)			11,421

PURCHASED OPTIONS (g) 0.7%
(Cost $2,171)			2,055

Total Investments 109.1% (Cost $303,504)			$328,858

Written Options (h) (0.1%) (Premiums $972)			(315)

Other Assets and Liabilities (Net) (9.0%)			(27,209)

Net Assets 100.0%			$301,334

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Affiliated to the Fund.
(b)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $47,922 at a weighted average interest rate of 0.232%.
(c)	Securities with an aggregate market value of $10 have been pledged as collateral as of September 30, 2012 for swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Securities with an aggregate market value of $1,278 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.350%	09/28/2012	10/04/2012	$1,281	$(1,281)

(e)	Securities with an aggregate market value of $384 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	80	$(55)
Volatility S&P 500 Index February Futures	Short	02/2013	11	(1)
Volatility S&P 500 Index January Futures	Short	01/2013	25	36

				$(20)

(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $378 and cash of $7 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	912	$(19)	$(45)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		1,683	(13)	(92)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		2,850	1	(9)

						$(31)	$(146)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	5,000	$12	$0

Straddle Options
Description	Counterparty	Exercise Level (4)	Expiration Date	Notional Amount		Cost (4)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012	$	28,000	$2,159	$2,055

(4)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

38	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	5,000	$29	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	3	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		1,500	1	0
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	3	(6)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,500	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		17,300	458	(23)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		3,600	34	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		46,600	75	(112)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		4,600	9	(19)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		4,600	15	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		9,500	25	(38)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		9,500	29	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		9,400	181	(13)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,100	13	(41)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		10,100	16	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,300	2	(5)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		1,300	1	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,400	1	(4)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,400	6	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		900	1	(3)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		900	2	(1)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		800	1	(2)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		800	3	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		2,300	4	(7)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		2,300	7	0

								$924	$(287)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	$105.906	11/07/2012	$	900	$4	$(10)
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		900	4	(11)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		900	4	(1)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		900	5	(1)

						$17	$(23)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$(5)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	101	$95,400	$1,022
Sales	171	118,000	285
Closing Buys	(272)	(56,700)	(335)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$156,700	$972

(i)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (5)
U.S. Treasury Bonds	3.125%	11/15/2041	$1,700	$1,823	$(1,835)

(5)	Market value includes $21 of interest payable on short sales.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

(j)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	INR	4,462	$	80	HUS	$0	$(4)	$(4)
10/2012	$	77	INR	4,462	HUS	8	0	8
10/2012		22	MYR	69	HUS	1	0	1
10/2012		12	PHP	529	CBK	1	0	1
12/2012	CAD	5,763	$	5,950	CBK	98	0	98
12/2012		5,223		5,348	DUB	45	0	45
12/2012		1,023		1,042	HUS	3	0	3
12/2012	$	500	BRL	1,026	HUS	2	0	2
12/2012		300		613	MSC	0	0	0
12/2012		2,200		4,496	UAG	1	0	1
12/2012		85	MXN	1,148	HUS	4	0	4
02/2013	CNY	18,459	$	2,917	RYL	13	0	13
02/2013	$	169	CNY	1,062	BRC	0	(1)	(1)
02/2013		2,749		17,397	DUB	0	(12)	(12)

						$176	$(17)	$159

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,547	$0	$1,547
Industrials	0	165	0	165
Utilities	0	2,030	0	2,030
Municipal Bonds & Notes
Nevada	0	343	0	343
North Carolina	0	467	0	467
Ohio	0	235	0	235
Puerto Rico	0	4	0	4
West Virginia	0	77	0	77
U.S. Government Agencies	0	25,693	1,128	26,821
U.S. Treasury Obligations	0	264,137	0	264,137
Mortgage-Backed Securities	0	7,333	0	7,333
Asset-Backed Securities	0	8	0	8
Sovereign Issues	0	12,215	0	12,215
Short-Term Instruments
Repurchase Agreements	0	900	0	900
U.S. Treasury Bills	0	10	0	10
PIMCO Short-Term Floating NAV Portfolio	10,511	0	0	10,511

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Interest Rate Contracts	$0	$0	$2,055	$2,055
	$10,511	$315,164	$3,183	$328,858

Short Sales, at value	$0	$(1,835)	$0	$(1,835)

Financial Derivative Instruments (2) - Assets
Equity Contracts	36	0	0	36
Foreign Exchange Contracts	0	176	0	176
	$36	$176	$0	$212

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(146)	0	(146)
Equity Contracts	(1)	0	0	(1)
Foreign Exchange Contracts	0	(17)	0	(17)
Interest Rate Contracts	(55)	(310)	(5)	(370)
	$(56)	$(473)	$(5)	$(534)

Totals	$10,491	$313,032	$3,178	$326,701

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$1,268	$0	$(143)	$0	$0	$3	$0	$0	$1,128	$3
Purchased Options
Interest Rate Contracts	0	2,159	0	0	0	(104)	0	0	2,055	(104)

	$1,268	$2,159	$(143)	$0	$0	$(101)	$0	$0	$3,183	$(101)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(6)	$0	$0	$0	$0	$1	$0	$0	$(5)	$1

Totals	$1,262	$2,159	$(143)	$0	$0	$(100)	$0	$0	$3,178	$(100)

40	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,128	Third Party Vendor	Broker Quote	100.25
Purchased Options
Interest Rate Contracts	2,055	Indicative Market Quotations	Broker Quote	7.34

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(5)	Indicative Market Quotations	Broker Quote	0.15

Total	$3,178

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$2,055	$2,055
Unrealized appreciation on foreign currency contracts	0	0	0	176	0	176

	$0	$0	$0	$176	$2,055	$2,231

Liabilities:
Written options outstanding	$0	$0	$0	$0	$315	$315
Variation margin payable on financial derivative instruments (2)	0	13	5	0	10	28
Unrealized depreciation on foreign currency contracts	0	0	0	17	0	17

	$0	$13	$5	$17	$325	$360

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(260)	$(260)
Net realized gain (loss) on futures contracts	0	0	400	0	(236)	164
Net realized (loss) on written options	0	0	0	0	(251)	(251)
Net realized gain (loss) on swaps	0	(261)	0	0	111	(150)
Net realized (loss) on foreign currency transactions	0	0	0	(394)	0	(394)

	$0	$(261)	$400	$(394)	$(636)	$(891)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(162)	$(162)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	35	0	(369)	(334)
Net change in unrealized appreciation on written options	0	0	0	0	499	499
Net change in unrealized (depreciation) on swaps	0	(58)	0	0	0	(58)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	171	0	171

	$0	$(58)	$35	$171	$(32)	$116

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(20) and open centrally cleared swaps cumulative (depreciation) of $(146) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

September 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(11)	$0	$(11)
BRC	(8)	0	(8)
CBK	94	0	94
DUB	6	0	6
FBF	(14)	0	(14)
GLM	(112)	0	(112)
HUS	14	0	14
JPM	(20)	0	(20)
MYC	1,994	(1,813)	181
RYL	(28)	0	(28)
RYM	(12)	0	(12)
UAG	(4)	10	6

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

42	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO GNMA Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 137.1%
Fannie Mae
3.000% due 10/01/2027	$40,000	$42,400
3.500% due 06/01/2042 - 10/01/2042	1,454	1,559
4.000% due 08/01/2020 - 11/01/2041	61,246	66,238
4.068% due 03/01/2018	5	5
4.500% due 07/01/2033 - 10/01/2042	12,870	13,948
4.910% due 03/25/2039	7,038	7,483
5.000% due 12/01/2021 - 11/01/2042	14,103	15,461
5.500% due 02/01/2027 - 11/01/2042	32,466	35,617
6.000% due 09/01/2021 - 11/01/2038	22,304	24,790
Freddie Mac
1.950% due 06/01/2030	1	1
2.575% due 05/01/2031	9	9
2.635% due 05/01/2019	3	3
4.000% due 10/01/2042	1,000	1,075
5.000% due 10/01/2029	257	281
5.500% due 06/01/2035 - 03/01/2041	857	941
7.500% due 08/15/2029 (a)	14	3
Ginnie Mae
0.026% due 01/16/2044 (a)	60,684	124
0.267% due 10/16/2042 (a)	24,451	66
0.421% due 01/16/2031 - 02/16/2032	1,175	1,182
0.471% due 08/16/2032	527	529
0.521% due 12/16/2026 - 08/16/2031	350	354
0.671% due 11/16/2029	1,677	1,692
0.721% due 07/16/2028	63	64
0.750% due 05/16/2027	39	39
0.771% due 04/16/2032	132	134
0.794% due 09/20/2061	18,447	18,581
0.915% due 02/20/2060	22,960	23,180
0.944% due 10/20/2061	20,638	20,914
1.055% due 01/20/2060	68,407	69,551
1.086% due 01/16/2052 (a)	63,479	3,363
1.108% due 07/20/2062	10,000	10,111
1.124% due 10/16/2044 (a)	73,376	4,913
1.128% due 03/20/2058	80,244	81,540
1.277% due 05/20/2061	7,759	7,932
1.310% due 08/20/2058	45,105	46,130
1.325% due 11/16/2051 (a)	46,087	2,458
1.331% due 01/16/2030 - 02/16/2030	6,383	6,544
1.380% due 05/20/2061	3,795	3,890
1.442% due 11/16/2044 (a)	36,822	2,938
1.467% due 11/16/2043 (a)	34,614	2,853
1.535% due 08/16/2052 (a)	49,615	3,981
1.625% due 02/20/2030 - 02/20/2035	1,420	1,481
1.941% due 08/16/2040 (a)	46,717	3,761
1.978% due 04/20/2061	7,816	8,350
2.000% due 06/20/2038	363	379
2.500% due 03/15/2027 - 10/01/2027	51,000	53,969
3.000% due 04/20/2026 - 11/01/2042	110,483	118,397
3.500% due 11/15/2025 - 11/01/2042	278,840	303,968
4.000% due 05/20/2016 - 11/01/2042	343,275	377,635

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.050% due 04/15/2040 - 12/15/2040	$5,643	$6,240
4.500% due 02/20/2018 - 11/01/2042	655,194	724,570
4.875% due 08/15/2039 - 10/15/2040	3,209	3,547
5.000% due 11/15/2032 - 10/01/2042	461,426	511,057
5.500% due 04/15/2025 - 10/01/2042	124,839	138,087
6.000% due 06/15/2028 - 10/01/2042	111,231	125,728
6.500% due 11/15/2023 - 10/01/2042	34,500	39,950
7.500% due 12/15/2023 - 06/15/2032	322	391
Small Business Administration
5.600% due 09/01/2028	3,525	4,095

Total U.S. Government Agencies (Cost $2,901,609)		2,944,482

MORTGAGE-BACKED SECURITIES 3.9%
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	5,051	5,143
Bear Stearns Commercial Mortgage Securities
0.534% due 09/11/2042 (a)	17,669	70
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036	4,660	2,942
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.685% due 10/15/2048 (a)	118,659	617
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	28	24
Credit Suisse Mortgage Capital Certificates
0.664% due 09/15/2039 (a)	71,791	423
JPMorgan Alternative Loan Trust
0.716% due 06/27/2037	8,925	6,850
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019	935	907
LB-UBS Commercial Mortgage Trust
0.332% due 11/15/2040 (a)	44,160	3
Merrill Lynch Mortgage Investors Trust
2.420% due 10/25/2035	877	872
Morgan Stanley Capital Trust
0.691% due 11/12/2041 (a)	31,513	19
Mortgage Equity Conversion Asset Trust
0.660% due 10/25/2041	3,161	2,566
0.660% due 02/25/2042	8,786	7,282
0.670% due 01/25/2042	10,413	8,415
0.710% due 05/25/2042	54,918	44,690
Structured Asset Mortgage Investments, Inc.
0.879% due 09/19/2032	93	89
Wells Fargo Commercial Mortgage Trust
2.167% due 10/15/2045 (a)	13,600	1,886

Total Mortgage-Backed Securities (Cost $85,804)		82,798

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.797% due 07/25/2032	19	16
Centex Home Equity
0.517% due 01/25/2032	27	23
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	24	21
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,236	893

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Asset Trust
0.817% due 11/25/2032	$3	$2
Massachusetts Educational Financing Authority
1.401% due 04/25/2038	3,539	3,548
SLM Student Loan Trust
1.751% due 01/25/2018	4,780	4,896
1.951% due 04/25/2023	9,832	10,247
South Carolina Student Loan Corp.
0.968% due 03/01/2018	3,120	3,123
1.168% due 03/02/2020	8,400	8,434
1.418% due 09/03/2024	4,300	4,334
Structured Asset Securities Corp.
0.797% due 01/25/2033	55	49

Total Asset-Backed Securities (Cost $35,301)		35,586

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	3,800	3,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $3,852. Repurchase proceeds are $3,800.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	3,215	3,215
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $3,282. Repurchase proceeds are $3,215.)

		7,015

U.S. TREASURY BILLS 0.0%
0.172% due 09/19/2013 (b)(d)	790	789

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.8%
PIMCO Short-Term Floating NAV Portfolio	3,487,199	34,952
PIMCO Short-Term Floating NAV Portfolio III	2,520,998	25,218

		60,170

Total Short-Term Instruments (Cost $67,974)		67,974

Total Investments 145.8% (Cost $3,090,688)		$3,130,840

Other Assets and Liabilities (Net) (45.8%)		(983,103)

Net Assets 100.0%		$2,147,737

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO GNMA Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $789 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $11,300 at a weighted average interest rate of 0.230%.
(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$	500	$97	$0	$97

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	10/01/2027	$33,000	$34,586	$(34,686)
Fannie Mae	3.000%	10/01/2027	41,000	43,056	(43,460)
Fannie Mae	3.500%	10/01/2027	39,000	41,511	(41,504)
Fannie Mae	3.500%	10/01/2042	38,150	40,272	(40,916)
Fannie Mae	4.000%	10/01/2027	8,000	8,547	(8,559)
Fannie Mae	4.000%	10/01/2042	82,000	87,721	(88,368)
Fannie Mae	4.500%	10/01/2042	30,000	32,297	(32,466)
Fannie Mae	5.000%	11/01/2042	34,000	37,065	(37,060)
Fannie Mae	5.500%	10/01/2042	21,000	22,941	(23,025)
Fannie Mae	6.000%	10/01/2042	15,000	16,527	(16,570)
Fannie Mae	6.000%	11/01/2042	5,000	5,525	(5,523)
Ginnie Mae	3.500%	10/01/2042	50,000	54,195	(54,703)
Ginnie Mae	3.500%	11/01/2042	20,000	21,838	(21,859)
Ginnie Mae	4.500%	10/01/2042	4,000	4,413	(4,414)
Ginnie Mae	5.000%	11/01/2042	90,000	99,595	(99,243)
Ginnie Mae	5.500%	10/01/2042	20,000	22,378	(22,297)

				$572,467	$(574,653)

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Government Agencies	$0	$2,934,371	$10,111	$2,944,482
Mortgage-Backed Securities	0	19,845	62,953	82,798
Asset-Backed Securities	0	35,586	0	35,586
Short-Term Instruments
Repurchase Agreements	0	7,015	0	7,015
U.S. Treasury Bills	0	789	0	789
PIMCO Short-Term Floating NAV Portfolios	60,170	0	0	60,170
	$60,170	$2,997,606	$73,064	$3,130,840

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short Sales, at value	$0	$(574,653)	$0	$(574,653)

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$97	$0	$97

Totals	$60,170	$2,423,050	$73,064	$2,556,284

44	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
U.S. Government Agencies	$284,819	$10,250	$(7,862)	$66	$251	$2,655	$0	$(280,068)	$10,111	$(1)
Mortgage-Backed Securities	21,604	41,551	(1,519)	149	209	959	0	0	62,953	1,313

Totals	$306,423	$51,801	$(9,381)	$215	$460	$3,614	$0	$(280,068)	$73,064	$1,312

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	10,111	Benchmark Pricing	Base Price	101.11
Mortgage-Backed Securities	62,953	Third Party Vendor	Broker Quote	80.81-82.88

Total	$73,064

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$97	$0	$0	$0	$97

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on swaps	$0	$(6)	$0	$0	$0	$(6)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(100)	$0	$0	$0	$(100)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(j)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
GST	$97	$(100)	$(3)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO Long Duration Total Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 39.6%

BANKING & FINANCE 13.4%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		$735	$970
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	103
American Express Co.
8.150% due 03/19/2038		7,500	12,084
American International Group, Inc.
5.850% due 01/16/2018		3,000	3,489
6.250% due 05/01/2036		8,280	10,646
6.765% due 11/15/2017	GBP	367	683
6.820% due 11/15/2037		$1,722	2,263
8.175% due 05/15/2068		3,400	4,178
8.250% due 08/15/2018		1,900	2,450
Anadarko Finance Co.
7.500% due 05/01/2031		20,222	27,176
Asian Development Bank
5.820% due 06/16/2028		500	667
Banco Bradesco S.A.
2.537% due 05/16/2014		19,400	19,544
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	12,000	16,366
Bank of America Corp.
0.765% due 08/15/2016		$100	92
Bank of America N.A.
6.000% due 10/15/2036		12,790	15,081
Bank One Corp.
7.625% due 10/15/2026		95	123
8.000% due 04/29/2027		100	138
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,189
10.179% due 06/12/2021		11,560	15,081
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	12,502
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,292
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		3,100	2,883
Capital One Capital
8.875% due 05/15/2040		6,600	6,749
10.250% due 08/15/2039		1,800	1,863
Citigroup, Inc.
5.365% due 03/06/2036 (o)	CAD	5,940	5,410
5.850% due 12/11/2034		$220	261
5.875% due 05/29/2037		2,100	2,481
6.625% due 06/15/2032		4,250	4,886
6.875% due 03/05/2038		20,500	27,062
8.125% due 07/15/2039		22,200	33,110
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,184
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		10,000	9,775
Fifth Third Bancorp
6.250% due 05/01/2013		255	263
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	152
5.875% due 01/14/2038		$14,600	17,480
6.150% due 08/07/2037		4,455	5,484
6.375% due 11/15/2067		250	264
6.750% due 03/15/2032		18,880	24,280
6.875% due 01/10/2039		7,800	10,470
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,500	1,744
6.125% due 02/15/2033		350	395
6.250% due 02/01/2041		25,500	29,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.450% due 05/01/2036		$900	$947
6.750% due 10/01/2037		20,185	21,713
7.250% due 04/10/2028	GBP	2,000	3,958
7.500% due 02/15/2019		$3,600	4,471
HBOS PLC
6.000% due 11/01/2033		2,600	2,231
6.750% due 05/21/2018		8,500	8,670
HCP, Inc.
6.750% due 02/01/2041		800	1,043
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	438
5.875% due 11/01/2034		230	262
7.000% due 01/15/2039		19,550	25,674
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		600	597
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	4,014
6.500% due 05/02/2036		$2,040	2,400
6.500% due 09/15/2037		7,900	9,384
6.800% due 06/01/2038		2,800	3,434
ING Bank NV
1.808% due 06/09/2014		15,600	15,661
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,663
4.350% due 08/15/2021		10,000	11,045
4.400% due 07/22/2020		10,000	11,026
5.400% due 01/06/2042		700	818
6.400% due 05/15/2038		2,305	2,995
7.900% due 04/30/2018 (d)		1,400	1,596
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027^		1,200	312
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		3,500	3,932
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	2,500	3,161
6.110% due 01/29/2037		$200	213
6.400% due 08/28/2017		8,900	10,367
6.875% due 04/25/2018		20,350	24,416
7.750% due 04/30/2018	GBP	1,900	3,692
7.750% due 05/14/2038		$400	504
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,789
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	102
Morgan Stanley
0.760% due 01/09/2014		5,400	5,329
5.625% due 09/23/2019		800	875
6.250% due 08/28/2017		14,000	15,903
6.375% due 07/24/2042		4,300	4,758
6.625% due 04/01/2018		5,000	5,753
7.300% due 05/13/2019		1,000	1,182
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	796
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	7,385
North American Development Bank
4.375% due 02/11/2020		10,625	12,075
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,860
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,700	23,540
PNC Preferred Funding Trust
8.700% due 03/15/2013 (d)		200	204
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,251
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (d)		8,000	8,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rabobank Group
11.000% due 06/30/2019 (d)	$8,200	$10,834
RBS Capital Trust
6.425% due 01/03/2034 (d)	6,690	5,553
Regions Financial Corp.
7.375% due 12/10/2037	4,000	4,220
Resona Bank Ltd.
5.850% due 04/15/2016 (d)	100	107
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)	1,250	1,225
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	700	661
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,076
6.125% due 02/07/2022	7,000	7,752
Simon Property Group LP
6.750% due 02/01/2040	5,900	8,231
SLM Corp.
5.625% due 08/01/2033	6,400	6,074
8.000% due 03/25/2020	3,900	4,524
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	18,900	26,077
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,219	4,374
UBS AG
4.875% due 08/04/2020	6,300	7,059
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,327
6.600% due 01/15/2038	18,561	25,920
Wachovia Corp.
5.625% due 10/15/2016	100	116
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	3,200	3,688
Westpac Banking Corp.
0.584% due 12/14/2012	10,000	10,002
Weyerhaeuser Co.
7.375% due 03/15/2032	15,400	18,341

		776,627

INDUSTRIALS 17.9%
ADT Corp.
3.500% due 07/15/2022	4,700	4,894
Alcoa, Inc.
5.400% due 04/15/2021	7,300	7,677
ALROSA Finance S.A.
7.750% due 11/03/2020	800	910
Altria Group, Inc.
9.950% due 11/10/2038	18,645	31,480
10.200% due 02/06/2039	700	1,205
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	12,300	16,147
6.375% due 03/01/2035	700	921
Amgen, Inc.
5.650% due 06/15/2042	19,800	23,756
6.375% due 06/01/2037	2,500	3,127
6.400% due 02/01/2039	5,000	6,318
6.900% due 06/01/2038	1,200	1,597
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,525	1,898
7.950% due 06/15/2039	1,300	1,884
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	8,216
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	500	709
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	2,800	4,608

46	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.200% due 01/15/2039	$1,000	$1,678
ArcelorMittal
7.000% due 03/01/2041	22,900	20,665
7.250% due 10/15/2039	7,000	6,427
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	8,600	11,193
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,806
Barrick Gold Corp.
5.800% due 11/15/2034	10	11
Barrick North America Finance LLC
5.700% due 05/30/2041	9,100	10,472
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	5,955
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	5,501
7.375% due 01/15/2040	12,750	17,511
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,155
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	589
6.200% due 08/15/2036	800	1,036
6.530% due 07/15/2037	200	264
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,856
Canadian National Railway Co.
6.375% due 11/15/2037	400	571
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,541
6.250% due 03/15/2038	8,100	10,630
6.450% due 06/30/2033	100	128
6.500% due 02/15/2037	250	332
6.750% due 02/01/2039	3,725	5,152
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	18,191
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,864
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	4,324
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,531
Comcast Corp.
6.400% due 03/01/2040	27,000	35,377
6.550% due 07/01/2039	1,150	1,512
7.050% due 03/15/2033	7,590	9,997
Conoco Funding Co.
7.250% due 10/15/2031	10	15
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)	3,000	3,084
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	260
Covidien International Finance S.A.
6.550% due 10/15/2037	300	429
COX Communications, Inc.
6.450% due 12/01/2036	400	494
8.375% due 03/01/2039	22,438	34,314
Crown Americas LLC
6.250% due 02/01/2021	10,000	11,200
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,327
CSX Corp.
6.150% due 05/01/2037	800	1,026
6.220% due 04/30/2040	4,200	5,525
CVS Caremark Corp.
5.750% due 05/15/2041	250	317
6.125% due 09/15/2039	1,200	1,572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
5.789% due 01/10/2026	$2,884	$3,208
5.926% due 01/10/2034	2,561	3,028
6.036% due 12/10/2028	140	163
7.507% due 01/10/2032	15,732	20,237
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	30,078
9.250% due 06/01/2032	3,700	5,856
Devon Energy Corp.
7.950% due 04/15/2032	2,900	4,298
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	5,477
Dow Chemical Co.
5.250% due 11/15/2041	4,100	4,676
9.400% due 05/15/2039	15,000	24,389
Eli Lilly & Co.
5.550% due 03/15/2037	35	45
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,039
Encana Corp.
6.500% due 02/01/2038	9,550	11,621
6.625% due 08/15/2037	8,400	10,216
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,912
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	690
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,231
7.750% due 11/15/2029	80	106
8.000% due 01/15/2024	1,750	2,394
8.875% due 05/15/2031	5,700	8,461
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,276
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	545
Hess Corp.
7.300% due 08/15/2031	1,300	1,747
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	10,912
KeySpan Corp.
5.803% due 04/01/2035	120	140
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	5,036
6.375% due 03/01/2041	1,300	1,596
6.950% due 01/15/2038	2,600	3,339
7.300% due 08/15/2033	3,000	3,799
7.400% due 03/15/2031	300	381
Kraft Foods Group, Inc.
6.500% due 02/09/2040	41,400	55,691
Kroger Co.
6.900% due 04/15/2038	9,600	12,160
7.500% due 04/01/2031	200	263
Marathon Oil Corp.
6.600% due 10/01/2037	900	1,206
McDonald’s Corp.
5.700% due 02/01/2039	55	74
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,386
NBCUniversal Media LLC
5.950% due 04/01/2041	8,300	10,217
6.400% due 04/30/2040	9,500	12,116
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	19,822
News America, Inc.
6.150% due 02/15/2041	10,300	12,885
6.200% due 12/15/2034	300	363
6.650% due 11/15/2037	5,000	6,373

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Norfolk Southern Corp.
2.903% due 02/15/2023	$232	$236
4.837% due 10/01/2041	7,000	8,089
Oracle Corp.
5.375% due 07/15/2040	3,700	4,745
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	655
6.625% due 06/15/2038	3,600	4,536
Pernod-Ricard S.A.
5.750% due 04/07/2021	3,000	3,576
Petro-Canada
5.950% due 05/15/2035	300	368
Petrobras International Finance Co.
6.875% due 01/20/2040	8,500	10,738
7.875% due 03/15/2019	10,500	13,243
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,670
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,846
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	8,208
Pride International, Inc.
7.875% due 08/15/2040	8,100	11,850
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	2,158
Rio Tinto Finance USA PLC
4.750% due 03/22/2042	600	652
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	8,328
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	206
6.875% due 04/15/2040	16,100	14,168
7.500% due 07/15/2038	4,100	3,813
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	12,961
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	5,521
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,066
6.850% due 06/01/2039	2,500	3,464
Target Corp.
7.000% due 01/15/2038	9,140	13,470
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,293
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	6,958
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	4,027
7.625% due 04/01/2037	4,720	6,645
8.375% due 06/15/2032	3,600	5,182
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,327
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	9,215
6.750% due 06/15/2039	2,700	3,535
7.300% due 07/01/2038	1,225	1,674
Time Warner, Inc.
5.875% due 11/15/2016	100	119
6.100% due 07/15/2040	14,180	17,670
6.200% due 03/15/2040	7,800	9,759
6.250% due 03/29/2041	18,845	23,992
6.500% due 11/15/2036	8,662	11,040
7.700% due 05/01/2032	70	99
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	10,000	15,543
Transocean, Inc.
6.800% due 03/15/2038	14,100	17,029

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	$4,000	$4,230
Union Pacific Corp.
6.150% due 05/01/2037	400	515
UST LLC
5.750% due 03/01/2018	600	720
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,409
6.875% due 11/10/2039	4,300	5,042
8.250% due 01/17/2034	3,800	4,963
Viacom, Inc.
6.875% due 04/30/2036	750	995
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	5,121
5.625% due 04/15/2041	15,500	20,788
6.500% due 08/15/2037	22,676	32,641
Williams Cos., Inc.
8.750% due 03/15/2032	309	430
Williams Partners LP
6.300% due 04/15/2040	2,200	2,767
Yum! Brands, Inc.
6.875% due 11/15/2037	100	137

		1,035,063

UTILITIES 8.3%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,331
AGL Capital Corp.
5.875% due 03/15/2041	9,600	12,675
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	7,040
Appalachian Power Co.
6.700% due 08/15/2037	210	281
7.000% due 04/01/2038	500	701
AT&T Corp.
8.000% due 11/15/2031	300	463
AT&T, Inc.
5.350% due 09/01/2040	43,422	52,534
6.300% due 01/15/2038	13,750	18,135
6.400% due 05/15/2038	1,100	1,460
6.500% due 09/01/2037	50	67
6.550% due 02/15/2039	9,700	13,211
BellSouth Corp.
6.550% due 06/15/2034	365	443
British Telecommunications PLC
9.625% due 12/15/2030	730	1,192
Carolina Power & Light Co.
6.300% due 04/01/2038	800	1,103
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	7,062
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,688
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,904
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,512
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	28,659
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,659
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	121
EDF S.A.
5.500% due 01/26/2014	100	106
6.950% due 01/26/2039	6,070	8,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FirstEnergy Corp.
7.375% due 11/15/2031	$8,950	$11,767
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	15,851
Florida Power & Light Co.
5.625% due 04/01/2034	100	130
5.850% due 02/01/2033	60	77
5.950% due 02/01/2038	200	274
5.960% due 04/01/2039	5,000	6,863
Florida Power Corp.
6.350% due 09/15/2037	200	272
6.400% due 06/15/2038	1,300	1,797
France Telecom S.A.
8.500% due 03/01/2031	9,875	14,925
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,800
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	5,300	6,704
8.146% due 04/11/2018	1,050	1,284
8.625% due 04/28/2034	3,510	4,931
9.250% due 04/23/2019	225	294
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	2,800	3,132
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	1,000
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	9,382
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,026
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,792
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,962
6.500% due 09/15/2037	5,300	7,130
NGPL PipeCo LLC
7.119% due 12/15/2017	200	213
7.768% due 12/15/2037	24,545	24,668
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,605
Ohio Power Co.
5.850% due 10/01/2035	100	125
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	86
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,772
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,866
6.350% due 02/15/2038	13,200	18,055
PacifiCorp
5.750% due 04/01/2037	60	78
6.000% due 01/15/2039	2,040	2,768
6.100% due 08/01/2036	60	81
6.250% due 10/15/2037	105	145
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,914
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	12,515
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	2,012
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,950
PSEG Power LLC
8.625% due 04/15/2031	600	886
Public Service Co. of Colorado
6.250% due 09/01/2037	235	333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Service Electric & Gas Co.
5.800% due 05/01/2037	$145	$194
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,764
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	1,006
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	990
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,633
5.500% due 03/25/2040	11,265	14,949
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	5,016
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,586
5.950% due 02/01/2038	7,710	10,417
6.000% due 01/15/2034	3,600	4,791
Telecom Italia Capital S.A.
7.721% due 06/04/2038	8,900	8,989
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	572
7.500% due 07/18/2016	1,100	1,277
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,890
6.900% due 04/15/2038	16,100	23,086
7.350% due 04/01/2039	1,512	2,274
8.950% due 03/01/2039	4,200	7,352
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	27
8.875% due 11/15/2038	6,550	11,327
Vodafone Group PLC
6.150% due 02/27/2037	10,410	14,069

		480,177

Total Corporate Bonds & Notes (Cost $1,925,448)		2,291,867

MUNICIPAL BONDS & NOTES 7.6%

CALIFORNIA 2.1%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,845
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	15,492
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	17,383
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,955
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	307
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	170
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	9,542
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	3,124
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	11,070

48	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	$100	$111
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,686
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,193
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,337
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,650
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,938
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,655
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	10,386
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	9,600	12,782
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,542
6.548% due 05/15/2048	4,300	5,653

		122,821

COLORADO 0.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,626
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,385
Denver, Colorado City & County Revenue Bonds, Series 2011
5.000% due 11/15/2021	3,445	4,072
5.250% due 11/15/2022	2,550	3,020
Denver, Colorado City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,192
5.750% due 11/15/2020	600	754

		12,049

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	7,900	9,506

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,246

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,535

ILLINOIS 0.1%
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	5,900	6,372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	$600	$728

		7,100

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	140

MICHIGAN 0.2%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	265
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	13,605

		13,870

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,914

NEW JERSEY 0.9%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	12,699
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	5,236
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	21,680
0.000% due 12/15/2033	10,000	3,909
0.000% due 12/15/2040	20,760	5,257

		48,781

NEW YORK 1.2%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.912% due 06/15/2031	2,000	2,688
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	13,361
6.814% due 11/15/2040	6,800	9,204
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,334
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	9,700	12,802
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	128
5.882% due 06/15/2044	1,100	1,495
6.011% due 06/15/2042	11,220	15,351
6.491% due 06/15/2042	4,000	4,727
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	6,246

		71,336

OHIO 0.6%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	23,281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	$4,625	$6,288
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	323
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.875% due 06/01/2031	2,000	2,314

		32,206

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	718
6.765% due 06/01/2040	2,900	3,589

		4,307

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	65

TEXAS 1.8%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,547
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	16,079
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,982
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	18,101
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,623
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,714
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.966% due 02/15/2031	1,300	1,700
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.899% due 02/01/2027	1,000	1,402
9.997% due 10/01/2031	2,400	3,280
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,937
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	6,964
5.808% due 02/01/2041	4,800	6,247
6.308% due 02/01/2037	2,500	2,838
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,429
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	18,969
5.178% due 04/01/2030	900	1,093

		101,905

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$2,325	$1,780

Total Municipal Bonds & Notes (Cost $338,713)		437,561

U.S. GOVERNMENT AGENCIES 21.0%
Fannie Mae
0.000% due 06/01/2017 (k)	80,650	77,394
0.000% due 03/23/2028 - 05/15/2030	24,100	13,367
0.277% due 07/25/2037	71	68
0.347% due 03/25/2036	22	21
0.417% due 10/27/2037	2,400	2,388
0.617% due 09/25/2032	121	122
0.717% due 02/25/2032	1	1
0.817% due 05/25/2030	4,039	4,048
1.348% due 06/01/2043	347	352
2.008% due 06/01/2035	2,060	2,170
2.158% due 10/01/2035	1,480	1,563
2.195% due 12/01/2034	1,573	1,668
2.280% due 12/01/2033	64	66
2.300% due 06/01/2035	1,504	1,600
2.302% due 04/01/2035	1,072	1,141
2.492% due 11/01/2034	2,804	3,012
2.528% due 09/01/2035	101	108
2.675% due 05/25/2035	1,904	2,036
2.810% due 08/01/2035	206	222
3.314% due 09/25/2020	20,000	21,820
4.000% due 02/25/2019	100	106
5.000% due 08/25/2033	47	57
5.352% due 11/01/2035	154	167
5.500% due 04/25/2033 - 06/25/2037	5,186	6,514
5.625% due 04/17/2028 - 07/15/2037	47,925	69,381
5.900% due 07/25/2042	20	23
6.000% due 10/25/2021 - 10/01/2036	16,504	19,283
6.080% due 09/01/2028	1,800	2,499
6.210% due 08/06/2038	12,900	19,353
6.250% due 05/15/2029	5,000	7,354
6.570% due 05/25/2032	32	32
6.625% due 11/15/2030 (j)	48,900	75,329
8.100% due 08/12/2019	200	287
Federal Farm Credit Bank
5.125% due 07/09/2029	500	633
5.750% due 12/07/2028	20	27
Federal Home Loan Bank
6.640% due 12/13/2016	50	62
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	64,545
Freddie Mac
0.000% due 03/15/2031	22,400	12,111
0.371% due 07/15/2019 - 10/15/2020	732	734
0.451% due 02/15/2019	344	345
0.571% due 12/15/2030	12	12
0.621% due 01/15/2033	17	17
0.721% due 09/15/2030	6	6
1.306% due 10/25/2044	78	79
1.348% due 02/25/2045	19	18
2.375% due 01/13/2022	39,200	41,219
2.467% due 10/01/2035	145	156
2.500% due 05/17/2018	1,390	1,408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.726% due 06/01/2035	$93	$100
2.850% due 04/01/2035	198	212
4.000% due 06/15/2041	11,405	12,231
5.000% due 08/15/2020 - 12/01/2038	4,081	4,453
5.400% due 03/17/2021	500	579
5.500% due 02/15/2024	64	74
6.000% due 06/15/2035 - 10/01/2037	25,295	29,567
6.250% due 07/15/2032	1,800	2,728
6.500% due 10/25/2043	142	166
6.750% due 03/15/2031	10,100	15,853
8.250% due 06/01/2016	130	162
Ginnie Mae
1.750% due 05/20/2030	165	172
5.000% due 03/20/2040	9,971	11,833
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	34,935
5.500% due 09/18/2023 - 09/18/2033	117,122	156,382
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	408,302	281,049
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 04/15/2029	35,108	24,261
Small Business Administration
5.290% due 12/01/2027	1,168	1,335
5.510% due 11/01/2027	308	356
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	31,674
4.875% due 01/15/2048	4,050	5,190
5.250% due 09/15/2039	17,400	23,189
5.375% due 04/01/2056	14,983	20,793
5.880% due 04/01/2036	21,400	30,275
6.235% due 07/15/2045	1,022	1,286
7.125% due 05/01/2030	45,000	70,221

Total U.S. Government Agencies (Cost $1,017,042)		1,214,000

U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
3.125% due 11/15/2041 (i)	18,600	19,844
3.125% due 02/15/2042 (h)(k)	112,600	119,954
3.750% due 08/15/2041	1,265	1,515
4.250% due 11/15/2040 (i)(k)	156,050	202,914
4.375% due 11/15/2039	11,400	15,087
4.375% due 05/15/2041 (h)(i)	281,700	373,781
4.500% due 05/15/2038	45,200	60,744
5.375% due 02/15/2031 (i)	95,100	137,672
5.500% due 08/15/2028	13,900	19,914
6.000% due 02/15/2026 (h)	36,000	52,723
6.250% due 08/15/2023	9,050	13,138
6.250% due 05/15/2030	40,100	62,888
U.S. Treasury Strips
0.000% due 08/15/2023	50,900	41,555
0.000% due 08/15/2029	14,000	9,117
0.000% due 11/15/2032	52,000	29,697
0.000% due 05/15/2033	8,800	4,937
0.000% due 11/15/2033	18,800	10,344
0.000% due 05/15/2034	10,700	5,786
0.000% due 02/15/2036	29,600	15,383
0.000% due 05/15/2037 (h)(k)	141,100	68,625
0.000% due 05/15/2038	8,400	3,947
0.000% due 05/15/2039	13,100	6,041
0.000% due 11/15/2039 (h)(k)	225,300	101,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2040	$19,850	$8,816
0.000% due 08/15/2040	43,900	19,294
0.000% due 11/15/2040	110,700	48,221
0.000% due 02/15/2041	19,480	8,417

Total U.S. Treasury Obligations (Cost $1,371,509)		1,462,320

MORTGAGE-BACKED SECURITIES 3.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	7,015
American Home Mortgage Assets LLC
1.068% due 11/25/2046	2,908	1,496
American Home Mortgage Investment Trust
2.709% due 02/25/2045	39	38
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049	1,221	1,221
5.893% due 06/10/2049	1,139	1,139
Banc of America Funding Corp.
2.614% due 05/25/2035	62	65
2.634% due 02/20/2036	2,201	2,196
5.630% due 01/20/2047^	134	96
Banc of America Large Loan Trust
0.731% due 08/15/2029	75	74
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	27,770	27,806
Banc of America Mortgage Trust
6.500% due 09/25/2033	4	4
Banc of America Re-REMIC Trust
5.830% due 02/24/2051	5,300	6,099
5.920% due 12/24/2049	8,800	9,783
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	772
7.226% due 10/11/2037	89	95
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	848	832
2.470% due 10/25/2035	364	343
2.570% due 03/25/2035	3,452	3,494
2.648% due 10/25/2035	1,761	1,800
2.857% due 11/25/2030	176	181
2.959% due 02/25/2034	49	48
3.032% due 05/25/2034	32	33
3.076% due 11/25/2034	119	114
3.078% due 03/25/2035	355	358
3.117% due 05/25/2047^	4,179	3,211
Bear Stearns Alt-A Trust
2.921% due 11/25/2036	451	303
2.974% due 11/25/2036	275	176
3.006% due 09/25/2035	12,235	9,944
CC Mortgage Funding Corp.
0.347% due 05/25/2048	110	73
Chase Mortgage Finance Corp.
2.914% due 03/25/2037	1,429	1,249
5.500% due 11/25/2035	5,000	4,916
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037	114	61
1.017% due 08/25/2035	543	344
2.230% due 09/25/2035	591	587
2.340% due 09/25/2035	436	423
2.530% due 10/25/2035	18,072	16,531
2.570% due 10/25/2035	268	248
Commercial Mortgage Pass-Through Certificates
0.451% due 02/05/2019	149	146
Countrywide Alternative Loan Trust
0.407% due 09/25/2046	3,506	2,318
0.414% due 12/20/2046	2,022	1,250

50	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.429% due 03/20/2046	$478	$288
0.497% due 02/25/2037	221	139
5.500% due 03/25/2036	259	174
6.250% due 08/25/2037^	368	268
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	222	172
0.537% due 03/25/2035	663	410
0.557% due 06/25/2035	194	166
2.610% due 02/20/2036	389	294
2.657% due 11/25/2034	342	314
2.722% due 02/20/2035	152	139
2.809% due 02/20/2036	353	302
2.863% due 08/25/2034	374	318
2.910% due 04/20/2035	90	91
3.012% due 08/25/2034	115	96
5.250% due 05/25/2035	221	64
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 07/25/2033	94	94
2.699% due 08/25/2033	54	55
3.936% due 05/15/2038	303	306
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	576
DBUBS Mortgage Trust
1.578% due 07/12/2044	9,706	9,940
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	12
Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 08/19/2045	365	291
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	140	140
2.614% due 08/25/2035	104	99
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,169	1,206
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	69	68
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,498
GS Mortgage Securities Corp.
4.473% due 03/10/2044	2,600	2,979
GSR Mortgage Loan Trust
2.647% due 09/25/2035	299	302
5.138% due 11/25/2035	70	71
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	4,282	2,442
0.409% due 01/19/2038	1,267	914
0.459% due 03/19/2036	431	267
3.111% due 07/19/2035	537	499
Indymac Index Mortgage Loan Trust
0.417% due 06/25/2047	1,545	973
2.671% due 12/25/2034	64	56
2.888% due 04/25/2037	307	198
5.085% due 04/25/2037^	711	469
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	11,400	12,894
5.429% due 12/12/2043	600	690
5.794% due 02/12/2051	300	358
5.918% due 02/12/2049	2,900	3,430
JPMorgan Mortgage Trust
2.945% due 07/25/2035	11,393	11,740
5.003% due 02/25/2035	42	43
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	11
5.020% due 08/15/2029	1,140	1,216
5.866% due 09/15/2045	3,200	3,840
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	1,364	907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.624% due 11/21/2034	$600	$616
MASTR Alternative Loans Trust
5.500% due 01/25/2025	330	334
Mellon Residential Funding Corp.
0.661% due 12/15/2030	220	220
0.921% due 11/15/2031	196	194
Merrill Lynch Floating Trust
0.766% due 07/09/2021	1,960	1,934
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	23	21
1.231% due 10/25/2035	39	38
1.986% due 10/25/2035	238	231
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	601	511
2.552% due 05/25/2033	56	56
2.704% due 02/25/2034	37	38
3.177% due 05/25/2033	31	31
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049	3,700	4,254
Morgan Stanley Capital Trust
5.332% due 12/15/2043	495	574
Prime Mortgage Trust
0.617% due 02/25/2034	13	11
Residential Accredit Loans, Inc. Trust
0.427% due 04/25/2046	371	184
6.000% due 06/25/2036	176	130
Residential Asset Securitization Trust
0.617% due 01/25/2046^	465	190
Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	535	359
1.636% due 01/25/2035	160	113
2.732% due 12/25/2034	660	608
2.817% due 08/25/2035	73	66
Structured Asset Mortgage Investments, Inc.
0.427% due 04/25/2036	2,252	1,449
0.437% due 05/25/2036	480	318
0.469% due 07/19/2035	165	157
0.497% due 02/25/2036	1,036	682
0.527% due 12/25/2035	17	11
0.879% due 10/19/2034	66	63
Structured Asset Securities Corp.
2.514% due 02/25/2032	30	31
2.603% due 01/25/2032	33	28
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	1,926	1,847
0.311% due 09/15/2021	302	292
5.489% due 07/15/2041	490	523
5.922% due 05/15/2043	2,500	2,910
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045	195	180
0.507% due 10/25/2045	2,604	2,373
0.527% due 01/25/2045	135	130
0.848% due 02/25/2047	1,432	995
0.848% due 03/25/2047	861	600
0.878% due 01/25/2047	5	4
0.908% due 04/25/2047	3,137	2,593
1.148% due 08/25/2046	4,616	3,565
1.344% due 05/25/2041	57	59
1.548% due 08/25/2042	5	4
2.314% due 12/25/2036^	828	663
2.574% due 03/25/2034	583	593
2.594% due 05/25/2046	91	70
2.594% due 10/25/2046	14	12
2.616% due 09/25/2046	50	43
2.616% due 11/25/2046	159	138
5.098% due 02/25/2037	1,375	1,114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.118% due 05/25/2046	$1,054	$648
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	15,017
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	65	65
2.616% due 09/25/2034	324	335
2.617% due 03/25/2036	2,333	2,222

Total Mortgage-Backed Securities (Cost $201,440)		223,148

ASSET-BACKED SECURITIES 0.7%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,524
Amortizing Residential Collateral Trust
0.797% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034	16	15
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	283	291
Bear Stearns Asset-Backed Securities Trust
3.000% due 10/25/2036	78	57
3.161% due 07/25/2036	289	206
Centex Home Equity
4.680% due 06/25/2032	338	344
Citigroup Mortgage Loan Trust, Inc.
0.277% due 07/25/2045	30	23
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	5	5
0.397% due 09/25/2036	319	302
0.697% due 12/25/2031	12	7
Credit-Based Asset Servicing and Securitization LLC
0.287% due 01/25/2037	42	11
0.337% due 07/25/2037	49	32
Equity One ABS, Inc.
5.199% due 07/25/2034	925	950
First NLC Trust
0.287% due 08/25/2037	30	12
Fremont Home Loan Trust
0.327% due 02/25/2036	7	7
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036	2	1
GSAMP Trust
0.287% due 12/25/2036	10	4
HSBC Home Equity Loan Trust
0.489% due 01/20/2035	94	91
Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037	29	14
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034	5	4
MASTR Asset-Backed Securities Trust
0.297% due 05/25/2037	12	12
MESA Trust
1.017% due 12/25/2031	71	51
New Century Home Equity Loan Trust
0.587% due 08/25/2034	17	14
5.035% due 08/25/2035	489	445
Residential Asset Securities Corp. Trust
5.010% due 04/25/2033	741	731
Securitized Asset-Backed Receivables LLC
0.347% due 05/25/2037^	92	49
SLM Student Loan Trust
0.951% due 10/25/2017	4,299	4,320
1.951% due 04/25/2023	22,455	23,401

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
0.297% due 06/25/2037		$25	$24

Total Asset-Backed Securities (Cost $36,736)			38,948

SOVEREIGN ISSUES 6.1%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,669
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	16,303
6.500% due 06/10/2019		2,100	2,599
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,845
10.250% due 01/10/2028	BRL	13,000	8,416
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,700	20,873
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	11,832
7.375% due 09/18/2037		720	1,111
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,840
5.750% due 10/12/2110		14,900	17,917
5.950% due 03/19/2019		18,800	23,406
6.050% due 01/11/2040		8,425	11,268
6.750% due 09/27/2034		428	612
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	18,482
4.600% due 06/02/2039		2,300	2,852
4.700% due 06/02/2037		7,400	9,208
Province of Quebec
4.250% due 12/01/2043		62,600	72,897
5.750% due 12/01/2036		75,000	103,553
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	14,659
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,714

Total Sovereign Issues (Cost $309,289)			351,056

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc. (b)	3,712	$122

Total Common Stocks (Cost $108)		122

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	7,300	9,037

Total Convertible Preferred Securities (Cost $6,263)		9,037

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 10/29/2012 (d)	46	343

Total Preferred Securities (Cost $465)		343

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.2%

CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 06/28/2013	$23,100	23,019

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	2,700	2,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $2,737. Repurchase proceeds are $2,700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012	$639	$639
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $653. Repurchase proceeds are $639.)

		3,339

U.S. TREASURY BILLS 0.0%
0.143% due 03/14/2013 - 08/22/2013 (c)(f)	2,020	2,018

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 5.7%
PIMCO Short-Term Floating NAV Portfolio	33,128,590	332,048

Total Short-Term Instruments (Cost $360,166)		360,424

PURCHASED OPTIONS (m) 0.5%
(Cost $32,397)		30,626

Total Investments 111.0% (Cost $5,599,576)		$6,419,452

Written Options (n) (0.1%) (Premiums $14,995)		(5,032)

Other Assets and Liabilities (Net) (10.9%)		(632,075)

Net Assets 100.0%		$5,782,345

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $2,018 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $623,418 at a weighted average interest rate of 0.220%.
(h)	Securities with an aggregate market value of $3,643 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $478,639 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.210%	08/22/2012	10/04/2012	$64,482	$(64,497)
RBS	0.220%	08/23/2012	10/04/2012	35,489	(35,497)
RDR	0.240%	09/18/2012	10/03/2012	98,116	(98,125)
	0.250%	09/14/2012	10/05/2012	82,816	(82,826)
	0.270%	09/21/2012	10/05/2012	144,907	(144,917)
	0.280%	09/24/2012	10/01/2012	47,123	(47,125)

					$(472,987)

52	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Securities with an aggregate market value of $2,542 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	22	$(3)
Volatility S&P 500 Index February Futures	Short	02/2013	161	(11)
Volatility S&P 500 Index January Futures	Short	01/2013	380	549

				$535

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $5,547 and cash of $4 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	13,920	$(287)	$(717)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		26,978	(213)	(1,462)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		44,950	14	(140)

						$(486)	$(2,319)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid	Unrealized (Depreciation)
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2015	1.083%	$	4,700	$8	$239	$(231)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	211,800	$2,561	$152	$2,409

(m)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	92,000	$223	$0

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012	$	417,300	$32,174	$30,626

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	92,000	$525	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		27,100	49	(110)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		27,100	25	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		17,700	421	(24)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		14,000	42	(57)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		14,000	36	(5)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		36,400	102	(148)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		36,400	102	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		348,100	8,285	(466)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		87,800	825	(20)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		91,000	182	(369)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		91,000	300	(33)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		18,900	365	(25)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		610,000	985	(1,471)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		14,400	29	(58)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		14,400	47	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		198,700	531	(806)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		198,700	597	(73)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		153,500	200	(622)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		153,500	245	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		35,000	83	(84)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,000	83	(47)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		21,500	39	(87)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		21,500	20	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		16,500	15	(47)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		16,500	68	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		2,900	5	(10)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		2,900	7	(3)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		11,500	10	(33)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		11,500	48	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		35,300	62	(100)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		35,300	102	0

								$14,435	$(4,716)

Options on Securities
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$	4,900	$23	$(59)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		14,700	73	(178)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012		4,900	23	(5)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012		14,700	74	(14)

						$193	$(256)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$	40,800	$367	$(60)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	7,194	$990,000	$15,938
Sales	870	1,964,800	4,674
Closing Buys	(8,064)	(384,700)	(5,617)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$2,570,100	$14,995

54	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011 - 06/09/2011	$5,141	$5,410	0.09%

(p)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$12,000	$13,082	$(13,080)
Fannie Mae	6.000%	11/01/2042	3,000	3,315	(3,314)
Freddie Mac	5.500%	10/01/2042	1,000	1,093	(1,090)

				$17,490	$(17,484)

(q)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	15,970	$	7,870	UAG	$0	$(7)	$(7)
10/2012	EUR	13,953		17,455	GLM	0	(475)	(475)
10/2012	GBP	7,416		11,728	GLM	0	(247)	(247)
10/2012	INR	123,154		2,215	HUS	0	(120)	(120)
10/2012	$	7,786	BRL	15,970	UAG	91	0	91
10/2012		18,008	EUR	13,953	JPM	0	(77)	(77)
10/2012		12,008	GBP	7,416	HUS	0	(33)	(33)
10/2012		2,120	INR	123,154	HUS	214	0	214
10/2012		526	MYR	1,673	HUS	20	0	20
10/2012		646	PHP	28,254	CBK	30	0	30
11/2012	EUR	13,953	$	18,013	JPM	77	0	77
11/2012	GBP	7,416		12,007	HUS	32	0	32
12/2012	BRL	15,970		7,716	UAG	0	(103)	(103)
12/2012	CAD	26,187		27,037	CBK	447	0	447
12/2012		102,188		104,640	DUB	881	0	881
12/2012		99,668		102,224	HUS	1,023	0	1,023
12/2012	$	18,800	BRL	38,436	BRC	17	0	17
12/2012		9,600		19,691	HUS	40	0	40
12/2012		12,900		26,358	MSC	4	0	4
12/2012		20,300		41,484	UAG	9	0	9
12/2012		268	CAD	261	RYL	0	(3)	(3)
12/2012		269	MXN	3,649	HUS	12	0	12
12/2012		45		593	MSC	1	0	1
12/2012		48		646	UAG	2	0	2
02/2013	CNY	184,379	$	29,139	RYL	130	0	130
02/2013	$	7,458	CNY	47,373	CBK	0	(4)	(4)
02/2013		7,090		45,000	HUS	0	(10)	(10)
02/2013		14,596		92,006	UAG	0	(120)	(120)
04/2014	CNY	56,844	$	8,933	HUS	149	0	149
04/2014	$	9,247	CNY	56,844	RYL	0	(463)	(463)

						$3,179	$(1,662)	$1,517

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$776,627	$0	$776,627
Industrials	0	1,027,625	7,438	1,035,063
Utilities	0	480,177	0	480,177
Municipal Bonds & Notes
California	0	122,821	0	122,821
Colorado	0	12,049	0	12,049
District of Columbia	0	9,506	0	9,506

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Florida	$0	$2,246	$0	$2,246
Georgia	0	5,535	0	5,535
Illinois	0	7,100	0	7,100
Iowa	0	140	0	140
Michigan	0	13,870	0	13,870
Mississippi	0	3,914	0	3,914
New Jersey	0	48,781	0	48,781
New York	0	71,336	0	71,336
Ohio	0	32,206	0	32,206

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Pennsylvania	$0	$4,307	$0	$4,307
Puerto Rico	0	65	0	65
Texas	0	101,905	0	101,905
West Virginia	0	1,780	0	1,780
U.S. Government Agencies	0	1,214,000	0	1,214,000
U.S. Treasury Obligations	0	1,462,320	0	1,462,320
Mortgage-Backed Securities	0	217,049	6,099	223,148
Asset-Backed Securities	0	31,424	7,524	38,948
Sovereign Issues	0	348,387	2,669	351,056
Common Stocks
Financials	122	0	0	122
Convertible Preferred Securities
Banking & Finance	9,037	0	0	9,037
Preferred Securities
Banking & Finance	0	0	343	343
Short-Term Instruments
Certificates of Deposit	0	23,019	0	23,019
Repurchase Agreements	0	3,339	0	3,339
U.S. Treasury Bills	0	2,018	0	2,018
PIMCO Short-Term Floating NAV Portfolio	332,048	0	0	332,048

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Interest Rate Contracts	$0	$0	$30,626	$30,626
	$341,207	$6,023,546	$54,699	$6,419,452

Short Sales, at value	$0	$(17,484)	$0	$(17,484)

Financial Derivative Instruments (2) - Assets
Equity Contracts	549	0	0	549
Foreign Exchange Contracts	0	3,179	0	3,179
Interest Rate Contracts	0	2,409	0	2,409
	$549	$5,588	$0	$6,137

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,550)	0	(2,550)
Equity Contracts	(11)	0	0	(11)
Foreign Exchange Contracts	0	(1,662)	0	(1,662)
Interest Rate Contracts	(3)	(4,972)	(60)	(5,035)
	$(14)	$(9,184)	$(60)	$(9,258)

Totals	$341,742	$6,002,466	$54,639	$6,398,847

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,186	$4,285	$(74)	$(2)	$(2)	$45	$0	$0	$7,438	$48
Mortgage-Backed Securities	0	0	0	0	0	0	6,099	0	6,099	0
Asset-Backed Securities	7,054	0	0	13	0	457	0	0	7,524	457
Sovereign Issues	2,414	0	0	65	0	190	0	0	2,669	190
Preferred Securities
Banking & Finance	344	0	0	0	0	(1)	0	0	343	(1)
Purchased Options
Interest Rate Contracts	0	32,174	0	0	0	(1,548)	0	0	30,626	(1,548)

	$12,998	$36,459	$(74)	$76	$(2)	$(857)	$6,099	$0	$54,699	$(854)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(68)	$0	$0	$0	$0	$8	$0	$0	$(60)	$8

Totals	$12,930	$36,459	$(74)	$76	$(2)	$(849)	$6,099	$0	$54,639	$(844)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$7,438	Third Party Vendor	Broker Quote	105.75-111.25
Mortgage-Backed Securities	6,099	Benchmark Pricing	Base Price	114.75
Asset-Backed Securities	7,525	Benchmark Pricing	Base Price	97.77
Sovereign Issues	2,669	Benchmark Pricing	Base Price	55.00
Preferred Securities
Banking & Finance	342	Benchmark Pricing	Base Price	0.75
Purchased Options
Interest Rate Contracts	30,626	Indicative Market Quotations	Broker Quote	7.34

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(60)	Indicative Market Quotations	Broker Quote	0.15

Total	$54,639

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

56	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$30,626	$30,626
Variation margin receivable on financial derivative instruments (2)	0	12	0	0	0	12
Unrealized appreciation on foreign currency contracts	0	0	0	3,179	0	3,179
Unrealized appreciation on OTC swap agreements	0	0	0	0	2,409	2,409

	$0	$12	$0	$3,179	$33,035	$36,226

Liabilities:
Written options outstanding	$0	$0	$0	$0	$5,032	$5,032
Variation margin payable on financial derivative instruments (2)	0	212	73	0	3	288
Unrealized depreciation on foreign currency contracts	0	0	0	1,662	0	1,662
Unrealized depreciation on OTC swap agreements	0	231	0	0	0	231

	$0	$443	$73	$1,662	$5,035	$7,213

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(2,685)	$(2,685)
Net realized gain on futures contracts	0	0	5,992	0	7,742	13,734
Net realized (loss) on written options	0	0	0	0	(4,193)	(4,193)
Net realized gain (loss) on swaps	0	(4,035)	0	0	306	(3,729)
Net realized (loss) on foreign currency transactions	0	0	0	(6,303)	0	(6,303)

	$0	$(4,035)	$5,992	$(6,303)	$1,170	$(3,176)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(1,560)	$(1,560)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	538	0	(719)	(181)
Net change in unrealized appreciation on written options	0	0	0	0	8,247	8,247
Net change in unrealized appreciation (depreciation) on swaps	0	(991)	0	0	522	(469)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,479	0	3,479

	$0	$(991)	$538	$3,479	$6,490	$9,516

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $535 and open centrally cleared swaps cumulative (depreciation) of $(2,319) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

September 30, 2012 (Unaudited)

(t)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(181)	$43	$(138)
BRC	2,516	(2,675)	(159)
CBK	252	(300)	(48)
DUB	391	(620)	(229)
FBF	(524)	552	28
GLM	2,193	2,132	(61)
HUS	1,329	(1,470)	(141)
JPM	(64)	0	(64)
MSC	5	0	5
MYC	29,647	(29,093)	554
RYL	(1,091)	791	(300)
RYM	(192)	0	(192)
UAG	(215)	126	(89)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

58	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

BANKING & FINANCE 1.7%
Bank of America Corp.
0.715% due 10/14/2016	$5,000	$4,765
HSBC Finance Corp.
0.705% due 01/15/2014	5,000	4,970
0.848% due 06/01/2016	3,000	2,869
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,940
Loews Corp.
5.250% due 03/15/2016	3,000	3,384
Morgan Stanley
0.935% due 10/15/2015	3,000	2,860
U.S. Trade Funding Corp.
4.260% due 11/15/2014	1,718	1,782

		23,570

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,353	6,633

Total Corporate Bonds & Notes (Cost $29,953)		30,203

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.7%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,633
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,636
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,225

		10,494

NEW YORK 0.4%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	4,200	4,770
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	862

		5,632

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	274

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	119
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	489
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	112

		720

Total Municipal Bonds & Notes (Cost $15,052)		17,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	$16,282	$10,239
0.277% due 07/25/2037	685	659
0.420% due 03/18/2031	371	371
0.667% due 10/25/2030	8	8
0.817% due 10/25/2017	80	81
1.117% due 04/25/2032	87	89
1.269% due 03/25/2022	75	76
1.348% due 06/01/2043 - 03/01/2044	1,016	1,042
2.000% due 10/01/2024	53	53
2.126% due 04/01/2028	60	63
2.220% due 08/01/2026	13	13
2.250% due 11/01/2023	87	93
2.419% due 02/01/2028	12	13
2.440% due 05/01/2025	10	11
2.527% due 11/01/2034	231	247
2.657% due 12/01/2027	55	59
2.719% due 07/01/2035	214	230
3.250% due 10/01/2024	1	1
4.250% due 04/25/2037	405	455
4.500% due 10/25/2023 - 06/25/2025	6,018	6,825
5.000% due 08/25/2033 - 08/25/2036	11,378	12,720
5.380% due 07/01/2033	2,206	2,525
5.500% due 11/25/2033 - 08/25/2035	9,393	11,668
5.625% due 04/17/2028	200	274
6.000% due 05/17/2027	563	631
6.250% due 12/25/2013	1	1
6.500% due 02/01/2022 - 08/01/2037	4,025	4,630
6.750% due 06/25/2032	5,184	6,038
6.900% due 05/25/2023	95	108
6.950% due 07/25/2020	27	30
7.000% due 12/25/2022 - 03/01/2038	4,200	4,917
7.800% due 10/25/2022	17	20
9.000% due 08/01/2021 - 11/01/2030	57	71
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,242
5.125% due 07/09/2029	675	854
5.150% due 03/25/2020	1,000	1,269
5.750% due 12/07/2028	500	681
Federal Housing Administration
6.896% due 07/01/2020	743	728
7.000% due 11/25/2019	152	149
7.430% due 10/01/2022 - 01/01/2024	276	272
Financing Corp.
0.000% due 09/26/2019	2,500	2,244
Freddie Mac
0.621% due 01/15/2033	184	185
0.721% due 04/15/2029 - 12/15/2032	191	193
0.771% due 06/15/2031	82	83
1.250% due 09/15/2021	31	32
1.306% due 10/25/2044	5,180	5,225
1.380% due 10/25/2023	58	57
1.511% due 07/25/2044	1,380	1,410
2.250% due 05/01/2022	5	5
2.256% due 10/01/2026	20	21
2.262% due 01/01/2028	63	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.271% due 01/01/2028	$19	$20
2.322% due 06/01/2022	4	4
2.325% due 09/01/2027	31	32
2.369% due 02/01/2028	54	54
2.590% due 12/01/2024	40	42
4.000% due 09/15/2030	7	7
4.500% due 02/15/2035 - 07/15/2035	14,470	16,007
5.000% due 02/15/2032 - 07/15/2033	3,560	3,681
5.500% due 07/15/2033 - 06/15/2035	5,570	6,999
5.625% due 11/23/2035	19,400	22,343
6.000% due 05/15/2028 - 09/15/2029	127	143
6.250% due 09/15/2023 - 07/15/2032	1,568	1,634
6.500% due 08/01/2022 - 10/25/2043	1,277	1,421
7.000% due 07/15/2022 - 01/15/2024	349	402
Ginnie Mae
1.169% due 03/20/2031	569	583
1.625% due 11/20/2021 - 01/20/2028	516	538
1.750% due 04/20/2017 - 05/20/2032	754	785
2.000% due 02/20/2017 - 10/20/2026	64	68
2.500% due 09/20/2017 - 03/20/2025	93	96
3.000% due 12/20/2017 - 06/20/2021	43	45
3.500% due 03/20/2021	10	11
6.000% due 08/20/2033	3,449	4,126
6.500% due 08/20/2034 - 09/20/2034	37	44
7.000% due 03/16/2029	641	732
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	15,493
5.500% due 12/04/2023 - 09/18/2033	3,300	4,479
NCUA Guaranteed Notes
0.598% due 11/06/2017	1,875	1,880
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,240	3,743
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,419
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	32,600	20,183
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,788
Small Business Administration
5.240% due 08/01/2023	2,918	3,257
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	6,162
4.875% due 01/15/2048	11,700	14,993
5.375% due 04/01/2056	12,800	17,763
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,115

Total U.S. Government Agencies (Cost $207,628)		247,069

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 80.5%
U.S. Treasury Bonds
3.125% due 11/15/2041 (d)	$91,000	$97,086
3.125% due 02/15/2042	24,900	26,526
3.750% due 08/15/2041	5,900	7,064
4.250% due 11/15/2040 (d)(e)	131,000	170,341
4.375% due 11/15/2039	17,600	23,293
4.375% due 05/15/2041	93,500	124,063
4.500% due 05/15/2038 (c)(e)	103,100	138,557
4.500% due 08/15/2039 (e)	130,900	176,449
5.375% due 02/15/2031	83,470	120,836
6.250% due 08/15/2023	46,000	66,779
6.250% due 05/15/2030	19,000	29,797
U.S. Treasury Strips
0.000% due 08/15/2023	38,300	31,268
0.000% due 05/15/2028	13,300	8,931
0.000% due 08/15/2028	5,000	3,368
0.000% due 11/15/2028	6,400	4,270
0.000% due 08/15/2029	9,100	5,926
0.000% due 02/15/2033	20,400	11,546
0.000% due 05/15/2033	19,700	11,052
0.000% due 05/15/2034	800	433
0.000% due 11/15/2034	2,300	1,221
0.000% due 05/15/2037	2,400	1,167
0.000% due 11/15/2039	14,100	6,381
0.000% due 05/15/2040	17,150	7,617
0.000% due 08/15/2040	38,600	16,965
0.000% due 11/15/2040	38,400	16,727

Total U.S. Treasury Obligations (Cost $1,074,973)		1,107,663

MORTGAGE-BACKED SECURITIES 3.5%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	372	432
5.706% due 02/10/2051	547	576
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	186	192
Bear Stearns Adjustable Rate Mortgage Trust
2.911% due 02/25/2033	27	24
2.931% due 01/25/2034	169	172
2.959% due 02/25/2034	515	511
5.372% due 04/25/2033	81	82
Bear Stearns Alt-A Trust
3.006% due 09/25/2035	1,049	852
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,325
5.746% due 09/11/2042	771	839
5.906% due 06/11/2040	919	992
Bear Stearns Mortgage Securities, Inc.
3.510% due 06/25/2030	5	5
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	51	52
5.886% due 11/15/2044	406	483
Commercial Mortgage Pass-Through Certificates
6.002% due 12/10/2049	513	614
Countrywide Alternative Loan Trust
0.397% due 05/25/2047	1,154	793
0.427% due 05/25/2035	933	647
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035	306	216
0.537% due 03/25/2035	1,705	1,081
0.557% due 06/25/2035	1,109	949
6.000% due 10/25/2034	6,704	6,829
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 07/25/2033	542	543
6.500% due 04/25/2033	5	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	$440	$439
First Republic Mortgage Loan Trust
0.697% due 06/25/2030	113	111
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	672	662
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	189	192
5.381% due 03/10/2039	437	451
GS Mortgage Securities Corp.
1.103% due 03/06/2020	695	695
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.439% due 05/19/2035	778	574
0.459% due 03/19/2036	862	534
3.111% due 07/19/2035	927	861
Impac CMB Trust
0.717% due 10/25/2035	4,299	3,081
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	686
5.882% due 02/15/2051	206	244
5.901% due 02/12/2049	714	782
5.918% due 02/12/2049	2,708	3,203
JPMorgan Mortgage Trust
2.945% due 07/25/2035	678	699
MASTR Asset Securitization Trust
5.500% due 09/25/2033	200	211
Merrill Lynch Floating Trust
0.766% due 07/09/2021	1,225	1,209
Nomura Asset Acceptance Corp.
2.807% due 10/25/2035	4,025	3,244
Residential Accredit Loans, Inc. Trust
0.517% due 08/25/2035	761	546
0.617% due 01/25/2033	55	52
0.617% due 03/25/2033	196	189
6.000% due 06/25/2036	2,326	1,725
Sequoia Mortgage Trust
0.569% due 07/20/2033	932	922
0.919% due 10/19/2026	38	38
0.979% due 10/20/2027	25	25
Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	2,398	1,609
Structured Asset Mortgage Investments, Inc.
0.437% due 05/25/2036	267	177
0.879% due 09/19/2032	31	30
1.059% due 10/19/2033	227	208
Structured Asset Securities Corp.
2.603% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	356	345
5.090% due 07/15/2042	95	96
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	590	554
0.477% due 11/25/2045	59	53
0.527% due 01/25/2045	1,080	1,042
0.958% due 12/25/2046	1,021	877
1.148% due 02/25/2046	1,587	1,420
1.344% due 05/25/2041	79	81
1.548% due 06/25/2042	53	50
1.548% due 08/25/2042	35	33
2.594% due 08/25/2046	628	549
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036	1,842	1,750

Total Mortgage-Backed Securities (Cost $52,463)		48,467

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
0.757% due 06/25/2032	$13	$11
0.797% due 07/25/2032	23	19
Bear Stearns Asset-Backed Securities Trust
0.877% due 10/25/2032	114	102
1.217% due 11/25/2042	693	621
Carrington Mortgage Loan Trust
0.537% due 10/25/2035	177	172
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	30	27
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036	21	9
Home Equity Mortgage Trust
0.397% due 05/25/2036	443	440
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	71
Massachusetts Educational Financing Authority
1.401% due 04/25/2038	799	801
SACO, Inc.
0.977% due 11/25/2035	456	439
Soundview Home Loan Trust
0.277% due 11/25/2036	217	70
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036	147	94

Total Asset-Backed Securities (Cost $3,185)		2,876

SHORT-TERM INSTRUMENTS 6.1%

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	1,500	1,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $1,520. Repurchase proceeds are $1,500.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,602	1,602
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $1,636. Repurchase proceeds are $1,602.)

		3,102

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 5.9%
PIMCO Short-Term Floating NAV Portfolio	8,047,863	80,664

Total Short-Term Instruments (Cost $83,764)		83,766

PURCHASED OPTIONS (g) 0.7%
(Cost $9,667)		9,109

Total Investments 112.4% (Cost $1,476,685)		$1,546,273

Written Options (h) (0.1%) (Premiums $2,216)		(820)

Other Assets and Liabilities (Net) (12.3%)		(169,210)

Net Assets 100.0%		$1,376,243

60	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $155,587 at a weighted average interest rate of 0.213%.
(c)	Securities with an aggregate market value of $266 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Securities with an aggregate market value of $40,592 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
RDR	0.240%	09/06/2012	10/04/2012	$14,536	$(14,539)
	0.240%	09/17/2012	10/10/2012	1,883	(1,883)
	0.270%	09/21/2012	10/05/2012	14,945	(14,946)
	0.280%	09/24/2012	10/01/2012	9,302	(9,302)

					$(40,670)

(e)	Securities with an aggregate market value of $1,818 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	388	$57
Volatility S&P 500 Index February Futures	Short	02/2013	42	(3)
Volatility S&P 500 Index January Futures	Short	01/2013	98	143

				$197

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	1.558%	$	5,000	$112	$204	$(92)
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.469%		5,000	19	0	19
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.140%		3,000	100	0	100
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	0.856%		2,900	9	0	9
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.384%		3,000	11	0	11

								$251	$204	$47

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	12,000	$29	$0

Straddle Options
Description	Counterparty	Exercise Level (4)	Expiration Date	Notional Amount		Cost (4)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	4,600	$389	$350
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		1,200	102	91
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		3,900	330	297
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012		109,200	8,420	8,014
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		4,700	397	357

						$9,638	$9,109

(4)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

(h)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	12,000	$68	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		6,500	12	(26)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		6,500	6	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		47,100	1,006	(63)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		35,600	334	(8)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		146,900	237	(354)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		42,700	56	(173)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		42,700	68	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		22,000	52	(53)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		22,000	52	(30)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,400	10	(22)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		5,400	5	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		6,100	5	(18)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		6,100	25	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		3,500	3	(10)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		3,500	15	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		9,600	17	(27)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		9,600	28	0

								$1,999	$(784)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	8,000	$66	$(11)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		16,800	151	(25)

							$217	$(36)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	1,724	$166,600	$2,566
Sales	158	338,500	676
Closing Buys	(1,882)	(47,100)	(1,026)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$458,000	$2,216

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$23,570	$0	$23,570
Industrials	0	6,633	0	6,633
Municipal Bonds & Notes
California	0	10,494	0	10,494
New York	0	5,632	0	5,632
Puerto Rico	0	274	0	274
Texas	0	720	0	720
U.S. Government Agencies	0	244,040	3,029	247,069
U.S. Treasury Obligations	0	1,107,663	0	1,107,663
Mortgage-Backed Securities	0	48,467	0	48,467
Asset-Backed Securities	0	2,876	0	2,876
Short-Term Instruments
Repurchase Agreements	0	3,102	0	3,102
PIMCO Short-Term Floating NAV Portfolio	80,664	0	0	80,664
Purchased Options
Interest Rate Contracts	0	0	9,109	9,109
	$80,664	$1,453,471	$12,138	$1,546,273

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$139	$0	$139
Equity Contracts	143	0	0	143
Interest Rate Contracts	57	0	0	57
	$200	$139	$0	$339

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(92)	0	(92)
Equity Contracts	(3)	0	0	(3)
Interest Rate Contracts	0	(784)	(36)	(820)
	$(3)	$(876)	$(36)	$(915)

Totals	$80,861	$1,452,734	$12,102	$1,545,697

62	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$3,400	$0	$(376)	$0	$(1)	$6	$0	$0	$3,029	$2
Purchased Options
Interest Rate Contracts	0	9,637	0	0	0	(528)	0	0	9,109	(528)

	$3,400	$9,637	$(376)	$0	$(1)	$(522)	$0	$0	$12,138	$(526)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(40)	$0	$0	$0	$0	$4	$0	$0	$(36)	$4

Totals	$3,360	$9,637	$(376)	$0	$(1)	$(518)	$0	$0	$12,102	$(522)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,149	Benchmark Pricing	Base Price	97.98-98.70
	1,880	Third Party Vendor	Broker Quote	100.25
Purchased Options
Interest Rate Contracts	9,109	Indicative Market Quotations	Broker Quote	7.34-7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(36)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$12,102

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$9,109	$9,109
Unrealized appreciation on OTC swap agreements	0	139	0	0	0	139

	$0	$139	$0	$0	$9,109	$9,248

Liabilities:
Written options outstanding	$0	$0	$0	$0	$820	$820
Variation margin payable on financial derivative instruments (2)	0	0	19	0	48	67
Unrealized depreciation on OTC swap agreements	0	92	0	0	0	92

	$0	$92	$19	$0	$868	$979

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(818)	$(818)
Net realized gain on futures contracts	0	0	1,550	0	14,636	16,186
Net realized (loss) on written options	0	0	0	0	(384)	(384)
Net realized gain on swaps	0	53	0	0	0	53

	$0	$53	$1,550	$0	$13,434	$15,037

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(530)	$(530)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	140	0	(757)	(617)
Net change in unrealized appreciation on written options	0	0	0	0	1,077	1,077
Net change in unrealized (depreciation) on swaps	0	(384)	0	0	0	(384)

	$0	$(384)	$140	$0	$(210)	$(454)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $197 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(44)	$0	$(44)
BPS	19	(20)	(1)
CBK	76	(60)	16
DUB	279	(270)	9
FBF	(10)	0	(10)
GLM	(263)	266	3
GST	9	(10)	(1)
JPM	111	(270)	(159)
MYC	8,284	(8,250)	34
RYL	101	(120)	(19)
UAG	(22)	0	(22)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

64	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 127.8%
Fannie Mae
0.000% due 07/25/2022 (b)	$24	$21
0.305% due 12/25/2036	3,923	3,750
0.337% due 03/25/2034	851	847
0.367% due 08/25/2034 - 10/25/2035	8,742	8,570
0.457% due 06/25/2033	82	78
0.477% due 06/25/2032	274	277
0.517% due 03/25/2018	324	326
0.557% due 11/25/2032	180	168
0.620% due 04/18/2028	4	4
0.667% due 05/25/2023	533	537
0.717% due 03/25/2017 - 07/25/2034	879	885
0.869% due 02/25/2024	381	387
1.217% due 04/25/2032	339	348
1.219% due 04/25/2023	2	2
1.332% due 05/01/2033	390	406
1.348% due 08/01/2042 - 10/01/2044	2,924	2,990
2.021% due 11/01/2035	144	151
2.079% due 08/01/2027	629	668
2.127% due 03/01/2032	84	89
2.148% due 02/01/2036	333	340
2.159% due 12/01/2034	592	621
2.227% due 11/01/2034	42	44
2.249% due 04/01/2033	187	199
2.250% due 03/01/2027	84	88
2.260% due 10/01/2028	11	12
2.264% due 12/01/2034	14	15
2.274% due 01/01/2035	467	499
2.275% due 12/01/2035	569	595
2.283% due 12/01/2034	99	104
2.285% due 03/01/2035	15	16
2.289% due 02/01/2035	84	89
2.291% due 01/01/2035	98	105
2.293% due 01/01/2035	146	156
2.300% due 05/01/2035	619	660
2.304% due 01/01/2035	150	160
2.343% due 06/01/2030	12	13
2.347% due 01/01/2035 - 02/01/2035	269	286
2.389% due 09/01/2034	585	618
2.413% due 10/01/2035	37	40
2.427% due 10/01/2035	119	128
2.445% due 03/01/2035	70	74
2.485% due 04/01/2035	519	545
2.500% due 10/01/2027	2,000	2,102
2.539% due 07/01/2035	129	138
2.584% due 03/01/2035	39	42
2.601% due 02/01/2035	107	114
2.612% due 09/01/2035	509	545
2.675% due 05/25/2035	334	357
2.694% due 07/01/2035	182	195
2.716% due 02/01/2035	53	57
2.767% due 02/01/2035	95	102
2.770% due 02/01/2035	90	96
2.773% due 08/01/2036	1,130	1,216
2.778% due 05/01/2035	248	265
2.792% due 07/01/2035	89	96
3.000% due 10/01/2027 - 10/01/2042	13,000	13,756
3.005% due 10/01/2032	257	263
3.427% due 05/01/2023	10	11
3.500% due 11/01/2042	17,200	18,401
4.000% due 08/01/2018 - 11/01/2042	53,590	57,727

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2020 - 11/01/2042	$40,424	$44,061
5.000% due 01/01/2019 - 11/01/2042	20,123	21,929
5.075% due 11/01/2018	1	1
5.340% due 11/01/2035	261	282
5.352% due 11/01/2035	307	333
5.500% due 08/01/2024 - 11/01/2042	29,346	32,256
5.990% due 08/01/2017	1,088	1,194
6.000% due 07/01/2017 - 10/01/2042	20,411	22,826
6.500% due 06/01/2021 - 10/01/2042	5,846	6,636
7.000% due 09/25/2023	1	1
7.500% due 09/01/2034	2	2
7.750% due 08/25/2022	29	33
8.200% due 04/25/2025	1	2
Federal Housing Administration
7.430% due 06/01/2019	69	68
Freddie Mac
0.371% due 08/15/2019	799	800
0.621% due 06/15/2032 - 12/15/2032	314	315
0.671% due 12/15/2031	204	206
0.721% due 09/15/2030	23	23
1.150% due 02/15/2021	377	378
1.306% due 10/25/2044	1,884	1,900
1.348% due 02/25/2045	468	457
1.570% due 11/25/2019 (a)	37,273	3,051
2.355% due 02/01/2028	106	109
2.367% due 01/01/2034	35	37
2.368% due 02/01/2018	31	32
2.375% due 07/01/2030 - 04/01/2035	397	422
2.515% due 05/01/2032	21	21
2.601% due 06/01/2035	69	74
2.610% due 02/01/2035	20	22
2.615% due 03/01/2034	703	751
2.625% due 03/01/2035	75	80
2.631% due 01/01/2035	101	108
2.738% due 10/01/2036	686	737
2.753% due 01/01/2035	1,749	1,880
2.770% due 09/01/2035	452	485
2.856% due 09/01/2035	1,858	1,997
2.872% due 02/01/2035	55	59
2.890% due 08/01/2036	78	83
2.902% due 05/01/2035	173	185
3.018% due 03/01/2035	36	38
3.500% due 12/15/2022	1	1
3.904% due 08/01/2025	3	3
4.000% due 10/01/2042	33,000	35,480
4.191% due 11/01/2028	3	4
4.500% due 03/15/2021 - 06/01/2041	28,708	31,065
5.000% due 10/01/2029 - 10/01/2042	20,409	22,198
5.500% due 12/01/2017 - 10/01/2042	20,149	22,031
6.000% due 11/01/2027 - 05/01/2040	9,125	10,052
6.500% due 12/15/2023 - 05/15/2028	700	802
8.000% due 06/15/2026	12	15
Ginnie Mae
0.421% due 02/16/2032 - 07/16/2032	184	185
0.471% due 08/16/2032	756	760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.771% due 04/16/2032	$199	$202
1.625% due 07/20/2022 - 03/20/2027	18	18
1.750% due 06/20/2017	11	11
2.000% due 02/20/2017 - 07/20/2025	16	17
2.500% due 12/20/2021 - 10/01/2027	11,988	12,698
3.000% due 10/01/2042 - 11/01/2042	15,000	16,046
3.500% due 02/20/2018 - 11/01/2042	108,777	118,928
4.000% due 03/20/2016 - 11/01/2042	13,583	14,954
4.500% due 08/20/2033 - 11/01/2042	44,323	48,884
5.000% due 04/15/2038 - 10/01/2042	80,748	89,473
5.500% due 02/15/2038 - 10/01/2042	7,684	8,551
6.000% due 02/15/2032 - 10/01/2042	5,977	6,771
6.500% due 07/15/2024 - 08/15/2038	1,486	1,730
7.500% due 08/15/2027	2	2

Total U.S. Government Agencies (Cost $695,495)		706,149

MORTGAGE-BACKED SECURITIES 10.7%
American Home Mortgage Assets LLC
0.507% due 08/25/2037^	1,824	379
American Home Mortgage Investment Trust
0.457% due 05/25/2047^	172	13
Banc of America Funding Corp.
0.509% due 05/20/2035	152	92
5.630% due 01/20/2047^	984	702
Banktrust Mortgage Trust
5.700% due 12/01/2023	23	22
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^	5,204	1,411
4.848% due 11/25/2036^	1,786	1,318
CBA Commercial Small Balance Commercial Mortgage
0.497% due 12/25/2036	490	388
CC Mortgage Funding Corp.
0.347% due 05/25/2048	1,445	963
0.497% due 01/25/2035	91	74
Citigroup Mortgage Loan Trust, Inc.
1.017% due 08/25/2035	1,155	731
Commercial Mortgage Pass-Through Certificates
0.451% due 02/05/2019	1,494	1,463
Countrywide Alternative Loan Trust
0.419% due 07/20/2046^	218	108
0.427% due 05/25/2035	867	601
0.447% due 08/25/2046	154	29
0.467% due 09/25/2046	450	97
0.467% due 10/25/2046	221	75
0.477% due 07/25/2046	443	96
0.487% due 05/25/2036^	174	32
0.499% due 09/20/2046	444	69
0.557% due 10/25/2046	450	10
0.567% due 06/25/2037	218	8
0.587% due 11/25/2035	75	12
0.637% due 12/25/2035	111	56
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 02/25/2035	24	17
0.507% due 04/25/2035	522	367
0.517% due 04/25/2046	236	48

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.557% due 03/25/2036	$130	$56
0.567% due 02/25/2036	133	48
0.677% due 09/25/2034	465	185
2.803% due 03/25/2037^	2,380	1,405
2.836% due 04/25/2035	1,051	774
2.898% due 02/25/2047^	2,729	1,891
Credit Suisse First Boston Mortgage Securities Corp.
2.762% due 09/25/2034	714	724
Greenpoint Mortgage Funding Trust
0.417% due 10/25/2046	401	166
0.417% due 12/25/2046^	398	131
0.487% due 04/25/2036^	161	23
0.537% due 09/25/2046^	411	91
0.557% due 10/25/2046	407	110
GSR Mortgage Loan Trust
0.477% due 08/25/2046	319	72
Harborview Mortgage Loan Trust
0.469% due 09/19/2046^	105	14
Homebanc Mortgage Trust
0.397% due 12/25/2036	369	255
Indymac Index Mortgage Loan Trust
0.417% due 11/25/2046	372	145
0.467% due 02/25/2037	450	145
JPMorgan Alternative Loan Trust
0.716% due 06/27/2037	4,277	3,283
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019	1,519	1,474
2.377% due 06/15/2043 (a)	21,583	1,308
MASTR Adjustable Rate Mortgages Trust
0.517% due 05/25/2047	446	112
0.557% due 05/25/2047	446	65
MASTR Alternative Loans Trust
0.617% due 03/25/2036	1,409	244
Mellon Residential Funding Corp.
0.921% due 11/15/2031	237	235
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	3	3
Mortgage Equity Conversion Asset Trust
0.660% due 10/25/2041	2,071	1,682
0.660% due 02/25/2042	380	315
0.670% due 01/25/2042	2,433	1,966
0.710% due 05/25/2042	25,765	20,966
RBSSP Resecuritization Trust
0.717% due 11/21/2035	4,202	4,103
Residential Accredit Loans, Inc. Trust
0.417% due 12/25/2046^	414	132
0.447% due 05/25/2037	283	66
0.487% due 05/25/2046^	395	96
3.441% due 08/25/2035^	236	142
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	312	337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RiverView HECM Trust
0.277% due 07/25/2047	$413	$338
Sequoia Mortgage Trust
0.919% due 10/19/2026	165	164
0.979% due 10/20/2027	50	50
Structured Asset Mortgage Investments, Inc.
0.517% due 08/25/2036	450	140
0.879% due 09/19/2032	93	90
Thornburg Mortgage Securities Trust
6.159% due 09/25/2037	260	261
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	822	796
WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046^	87	9
0.750% due 07/25/2044	321	173
0.917% due 12/25/2045	364	49
1.148% due 02/25/2046	866	774
2.594% due 10/25/2046	4,007	3,562
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.467% due 07/25/2046	87	18
0.918% due 04/25/2047	286	73
Wells Fargo Commercial Mortgage Trust
2.167% due 10/15/2045 (a)	3,500	485

Total Mortgage-Backed Securities (Cost $67,503)		58,927

ASSET-BACKED SECURITIES 2.3%
Amortizing Residential Collateral Trust
0.797% due 07/25/2032	25	21
0.917% due 10/25/2031	17	14
Amresco Residential Securities Mortgage Loan Trust
0.712% due 06/25/2028	230	209
0.772% due 06/25/2027	151	144
0.772% due 09/25/2027	353	317
0.847% due 09/25/2028	619	496
Argent Securities, Inc.
1.067% due 11/25/2034	825	513
Centex Home Equity
0.517% due 01/25/2032	27	23
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	90	80
Conseco Finance
1.721% due 05/15/2032	663	502
Countrywide Asset-Backed Certificates
0.557% due 06/25/2033	266	257
EMC Mortgage Loan Trust
0.967% due 08/25/2040	154	121
GSAA Trust
0.517% due 03/25/2037	510	298
0.517% due 05/25/2047	1,719	1,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Asset Trust
0.817% due 11/25/2032	$3	$2
Lehman XS Trust
0.447% due 06/25/2046^	65	5
0.537% due 11/25/2046^	426	92
Morgan Stanley Mortgage Loan Trust
0.447% due 02/25/2037	139	71
0.577% due 04/25/2037	1,131	513
RAAC Series
0.617% due 06/25/2047	700	458
Renaissance Home Equity Loan Trust
0.977% due 12/25/2032	54	37
Salomon Brothers Mortgage Securities, Inc.
1.192% due 10/25/2028	355	341
SLM Student Loan Trust
1.951% due 04/25/2023	6,472	6,745
Specialty Underwriting & Residential Finance
0.897% due 01/25/2034	35	28
Structured Asset Securities Corp.
0.797% due 01/25/2033	28	25
United National Home Loan Owner Trust
7.410% due 03/25/2025^	161	151

Total Asset-Backed Securities (Cost $12,568)		12,672

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	599	599

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $616. Repurchase proceeds are $599.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 4.8%
PIMCO Short-Term Floating NAV Portfolio	576,749	5,781
PIMCO Short-Term Floating NAV Portfolio III	2,063,200	20,638

		26,419

Total Short-Term Instruments (Cost $27,018)		27,018

Total Investments 145.7% (Cost $802,584)		$804,766

Other Assets and Liabilities (Net) (45.7%)		(252,354)

Net Assets 100.0%		$552,412

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $3,514 at a weighted average interest rate of 0.233%.

66	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$	500	$97	$0	$97

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MYC	$	3,000	$1,889	$900	$989

(f)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	10/01/2027	$5,000	$5,319	$(5,321)
Ginnie Mae	3.500%	10/01/2042	81,000	87,770	(88,619)
Ginnie Mae	5.000%	10/01/2042	50,000	55,250	(55,244)

				$148,339	$(149,184)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Government Agencies	$0	$706,081	$68	$706,149
Mortgage-Backed Securities	0	33,638	25,289	58,927
Asset-Backed Securities	0	12,672	0	12,672
Short-Term Instruments
Repurchase Agreements	0	599	0	599
PIMCO Short-Term Floating NAV Portfolios	26,419	0	0	26,419
	$26,419	$752,990	$25,357	$804,766

Short Sales, at value	$0	$(149,184)	$0	$(149,184)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$97	$0	$97
Interest Rate Contracts	0	0	989	989
	$0	$97	$989	$1,086

Totals	$26,419	$603,903	$26,346	$656,668

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$72	$0	$(4)	$(1)	$(1)	$2	$0	$0	$68	$1
Mortgage-Backed Securities	13,914	12,005	(606)	50	66	(140)	0	0	25,289	(37)

	$13,986	$12,005	$(610)	$49	$65	$(138)	$0	$0	$25,357	$(36)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$1,017	$0	$0	$0	$0	$(28)	$0	$0	$989	$(28)

Totals	$15,003	$12,005	$(610)	$49	$65	$(166)	$0	$0	$26,346	$(64)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

September 30, 2012 (Unaudited)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$68	Benchmark Pricing	Base Price	98.70
Mortgage-Backed Securities	360	Benchmark Pricing	Base Price	84.83-99.63
	24,929	Third Party Vendor	Broker Quote	80.81-82.88

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	989	Indicative Market Quotations	Broker Quote	62.00

Total	$26,346

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$97	$0	$0	$989	$1,086

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$218	$0	$0	$123	$341

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(179)	$0	$0	$(29)	$(208)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(i)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
GST	$97	$(100)	$(3)
MYC	1,889	(1,860)	29

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

68	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund II

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 21.0%

BANKING & FINANCE 16.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,190
American Express Bank FSB
5.500% due 04/16/2013	500	514
American Express Credit Corp.
5.875% due 05/02/2013	2,800	2,888
American International Group, Inc.
5.050% due 10/01/2015	10,300	11,295
5.450% due 05/18/2017	29,500	33,712
5.600% due 10/18/2016	18,300	20,871
5.850% due 01/16/2018	11,500	13,373
6.250% due 05/01/2036	1,452	1,867
6.400% due 12/15/2020	3,400	4,149
8.250% due 08/15/2018	13,500	17,406
Bank of America Corp.
1.867% due 01/30/2014	12,400	12,493
5.650% due 05/01/2018	3,000	3,425
6.000% due 09/01/2017	1,055	1,222
Bank of America N.A.
6.000% due 10/15/2036	7,900	9,315
Capital One Capital
8.875% due 05/15/2040	700	716
CBA Capital Trust
5.805% due 06/30/2015 (b)	5,200	5,387
Citigroup, Inc.
1.906% due 01/13/2014	11,600	11,699
2.438% due 08/13/2013	2,600	2,635
4.750% due 05/19/2015	15,560	16,761
5.000% due 09/15/2014	5,900	6,226
5.300% due 10/17/2012	1,000	1,002
5.500% due 10/15/2014	15,681	16,919
5.850% due 07/02/2013	700	725
6.000% due 08/15/2017	138	161
8.125% due 07/15/2039	1,700	2,535
8.500% due 05/22/2019	2,447	3,241
Fifth Third Bancorp
6.250% due 05/01/2013	350	361
8.250% due 03/01/2038	16,000	23,274
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,347
Goldman Sachs Group, Inc.
1.439% due 02/07/2014	7,600	7,599
5.950% due 01/18/2018	2,000	2,326
6.150% due 04/01/2018	4,700	5,494
GSPA Monetization Trust
6.422% due 10/09/2029	9,487	9,164
HCP, Inc.
5.650% due 12/15/2013	2,300	2,428
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,669
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,439
6.750% due 09/01/2016	2,000	2,257
JPMorgan Chase & Co.
1.139% due 05/02/2014	28,100	28,311
4.250% due 10/15/2020	500	547
JPMorgan Chase Capital
1.393% due 01/15/2087	1,100	772
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,400	5,125
6.875% due 04/25/2018	23,900	28,676
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,583
Morgan Stanley
0.935% due 10/15/2015	3,700	3,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.427% due 04/29/2013	$3,600	$3,605
2.937% due 05/14/2013	14,200	14,342
4.100% due 01/26/2015	30,000	31,083
5.375% due 10/15/2015	300	323
5.950% due 12/28/2017	225	253
6.000% due 04/28/2015	10,400	11,278
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,226
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,877
5.550% due 04/27/2015	4,000	4,440
SLM Corp.
4.000% due 07/25/2014	2,000	2,034
5.000% due 04/15/2015	30,000	31,839
6.250% due 01/25/2016	8,200	8,938
8.000% due 03/25/2020	4,200	4,872
8.450% due 06/15/2018	300	353
State Street Capital Trust
1.389% due 06/01/2077	600	447
5.379% due 10/04/2012 (b)	3,500	3,503
Toyota Motor Credit Corp. CPI Linked Bond
2.460% due 09/10/2013	17,000	17,191
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)	7,500	7,462
USB Capital
3.500% due 10/29/2012 (b)	700	601
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,508
Wells Fargo & Co.
7.980% due 03/15/2018 (b)	200	231
Weyerhaeuser Co.
7.375% due 03/15/2032	10,000	11,910

		502,943

INDUSTRIALS 3.5%
COX Communications, Inc.
4.625% due 06/01/2013	4,000	4,111
Daimler Finance North America LLC
1.599% due 09/13/2013	700	705
1.788% due 07/11/2013	6,000	6,046
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,334
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	334
International Business Machines Corp.
5.700% due 09/14/2017	21,400	26,264
Kraft Foods, Inc.
2.625% due 05/08/2013	8,800	8,904
5.250% due 10/01/2013	20,000	20,880
Norfolk Southern Corp.
2.903% due 02/15/2023	16,475	16,756
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,514
UAL Pass-Through Trust
9.190% due 12/24/2013^	3,754	1,999
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,045
Yum! Brands, Inc.
6.250% due 03/15/2018	4,800	5,828

		105,720

UTILITIES 1.1%
BellSouth Corp.
4.020% due 04/26/2021	19,100	19,463
Cleco Power LLC
6.000% due 12/01/2040	4,100	4,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DTE Energy Co.
1.118% due 06/03/2013	$1,900	$1,906
Entergy Corp.
3.625% due 09/15/2015	5,400	5,684
Georgia Power Co.
0.709% due 03/15/2013	500	500
Verizon Communications, Inc.
5.250% due 04/15/2013	500	513

		33,028

Total Corporate Bonds & Notes (Cost $587,836)		641,691

MUNICIPAL BONDS & NOTES 7.8%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,529

CALIFORNIA 2.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,274
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,724
7.043% due 04/01/2050	3,900	5,650
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,358
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	5,672
7.550% due 04/01/2039	6,200	8,417
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,432
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,948
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,752
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	141
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,780
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,755
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	7,018
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,686
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,238
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,189
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	227
7.021% due 08/01/2040	300	341

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	$1,800	$1,437
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,256
6.583% due 05/15/2049	3,800	5,060
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	404
6.548% due 05/15/2048	600	789

		74,548

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	110	139

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	680
6.899% due 12/01/2040	7,100	8,624
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,557

		11,861

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	649

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,800

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	3,112

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,279
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,952

		6,231

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2016	3,355	3,064
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	7,200	7,208
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,000	4,286

		14,558

NEW YORK 2.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	$13,300	$15,748
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	44,000	49,899
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,263
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	11,111
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,379

		81,201

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,111
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,327

		6,438

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,481

TEXAS 0.6%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	8,330
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	8,478
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,286

		18,094

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	10,237

Total Municipal Bonds & Notes (Cost $202,950)		237,878

U.S. GOVERNMENT AGENCIES 51.8%
Fannie Mae
0.277% due 12/25/2036	611	607
0.527% due 04/25/2037	1,832	1,840
0.644% due 10/25/2022	36	37
0.667% due 09/25/2035 - 12/25/2041	3,716	3,741
0.669% due 05/25/2023	31	31
0.719% due 02/25/2022	14	14
0.769% due 01/25/2022	31	31
0.819% due 08/25/2022	29	29
0.847% due 05/25/2040	8,544	8,649
0.875% due 08/28/2017 - 10/26/2017	34,300	34,515
0.919% due 04/25/2022 - 09/25/2022	32	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.967% due 11/25/2039 - 01/25/2040	$1,396	$1,418
1.250% due 01/30/2017	9,400	9,660
1.348% due 07/01/2044	319	324
2.287% due 01/01/2035	636	673
2.310% due 08/01/2022	500	514
2.500% due 05/01/2027	3,937	4,143
2.675% due 05/25/2035	334	357
3.000% due 10/01/2027 - 11/01/2042	70,588	74,449
3.330% due 11/01/2021	296	325
3.500% due 10/01/2027 - 11/01/2042	173,000	185,141
3.980% due 07/01/2021	118,300	132,861
4.000% due 06/01/2025 - 11/01/2042	116,289	125,305
4.500% due 07/01/2014 - 11/01/2042	283,624	307,548
4.736% due 09/01/2035	231	248
5.000% due 02/13/2017 - 05/01/2041	28,318	31,109
5.375% due 06/12/2017	2,800	3,398
5.500% due 03/01/2022 - 11/01/2042	54,512	59,899
5.770% due 06/01/2013	574	580
6.000% due 05/01/2017 - 01/01/2039	76,308	84,662
6.215% due 12/25/2042	612	709
6.500% due 07/01/2013 - 06/25/2044	401	464
7.000% due 05/01/2014 - 09/25/2020	3	4
8.000% due 04/01/2015 - 10/01/2030	3	3
8.500% due 04/01/2017	0	1
9.000% due 12/01/2017 - 06/25/2018	3	4
9.250% due 07/25/2019	50	57
10.000% due 11/01/2021	1	1
Freddie Mac
0.371% due 07/15/2019 - 08/15/2019	4,358	4,366
0.831% due 07/15/2037	14,305	14,443
0.971% due 08/15/2036	7,775	7,867
1.000% due 03/08/2017 - 09/29/2017	49,200	49,859
1.250% due 08/01/2019	700	703
1.348% due 02/25/2045	299	292
1.750% due 05/30/2019	2,200	2,283
2.346% due 02/01/2023	27	28
2.384% due 12/01/2022	172	183
2.533% due 07/01/2030	42	43
3.000% due 08/01/2019	106,200	108,468
3.750% due 03/27/2019	2,000	2,335
4.000% due 10/01/2042	224,000	240,835
4.500% due 04/01/2039 - 10/01/2042	35,416	38,236
5.000% due 02/15/2032	325	334
5.500% due 08/23/2017 - 07/01/2039	6,878	7,544
6.000% due 02/01/2016 - 06/01/2039	24,068	26,537
7.000% due 07/15/2022	496	568
7.500% due 01/15/2023	1,312	1,520
8.000% due 11/01/2025 - 06/15/2030	760	787
9.000% due 12/15/2020	35	39
9.250% due 11/15/2019	1	1

70	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.500% due 02/01/2018	$4	$4
10.000% due 03/01/2021	3	3
Ginnie Mae
0.621% due 04/16/2029 - 06/16/2031	70	71
0.821% due 02/16/2030	54	55
1.625% due 01/20/2024 - 07/20/2030	1,565	1,627
1.750% due 06/20/2023 - 06/20/2027	342	356
2.000% due 09/20/2024 - 07/20/2027	445	463
6.000% due 01/15/2024	4	4
7.500% due 09/15/2014 - 09/15/2025	11	13
8.000% due 01/15/2022 - 08/15/2024	30	37
9.000% due 11/15/2017	9	9
9.500% due 01/20/2019 - 12/15/2021	5	5
Small Business Administration
7.970% due 01/25/2025	97	105

Total U.S. Government Agencies (Cost $1,542,887)		1,583,406

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	2,118	2,283
0.125% due 07/15/2022	5,579	6,103
0.750% due 02/15/2042	13,080	14,258
1.125% due 01/15/2021	314	372
1.375% due 07/15/2018	531	623
1.625% due 01/15/2018	547	641
1.750% due 01/15/2028	33,838	43,912
2.000% due 01/15/2026	4,040	5,317
2.125% due 01/15/2019	640	786
2.125% due 02/15/2040 (e)	18,233	26,702
2.375% due 01/15/2025	11,426	15,535
2.375% due 01/15/2027 (e)(f)(g)	46,695	64,581
2.500% due 01/15/2029 (e)(f)(g)	41,299	59,190
3.625% due 04/15/2028	7,933	12,610
3.875% due 04/15/2029 (e)	11,150	18,559
U.S. Treasury Notes
0.750% due 06/30/2017 (e)(f)(g)	58,000	58,462
0.875% due 07/31/2019	11,600	11,497
1.000% due 06/30/2019	1,700	1,701
1.500% due 08/31/2018 (e)(f)(g)	4,800	4,990
1.750% due 05/15/2022 (f)(g)	17,300	17,553

Total U.S. Treasury Obligations (Cost $328,583)		365,675

MORTGAGE-BACKED SECURITIES 8.7%
American Home Mortgage Investment Trust
2.709% due 02/25/2045	1,201	1,171
Banc of America Funding Corp.
2.614% due 05/25/2035	1,839	1,914
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	7,035	7,044
BCRR Trust
5.858% due 07/17/2040	1,400	1,536
Bear Stearns Adjustable Rate Mortgage Trust
2.638% due 04/25/2033	488	494
2.991% due 01/25/2035	3,813	3,541
5.375% due 02/25/2036	2,111	2,028
Bear Stearns Alt-A Trust
2.890% due 05/25/2035	3,612	3,256
3.006% due 09/25/2035	524	426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	$500	$549
5.405% due 12/11/2040	9,900	11,175
5.471% due 01/12/2045	1,500	1,753
5.700% due 06/11/2050	5,000	5,969
6.540% due 06/16/2030	10,534	10,658
Bear Stearns Mortgage Funding Trust
0.407% due 01/25/2037	9,897	6,258
Chase Mortgage Finance Corp.
5.212% due 12/25/2035	4,760	4,691
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	2,078	2,018
2.570% due 10/25/2035	612	567
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044	9,900	11,117
Countrywide Alternative Loan Trust
0.397% due 05/25/2047	2,308	1,586
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2035	51	46
2.809% due 02/20/2036	825	704
Credit Suisse First Boston Mortgage Securities Corp.
2.470% due 09/25/2033	8,102	8,201
4.902% due 06/25/2032	60	60
Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021	3,084	3,000
5.383% due 02/15/2040	1,200	1,326
5.855% due 03/15/2039	500	561
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	18,348
DLJ Acceptance Trust
11.000% due 08/01/2019	6	6
Extended Stay America Trust
2.951% due 11/05/2027	10,720	10,782
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	216
5.444% due 03/10/2039	2,200	2,526
GS Mortgage Securities Corp.
1.731% due 03/06/2020	18,200	18,200
2.716% due 02/10/2021	11,796	12,041
GSR Mortgage Loan Trust
2.705% due 01/25/2036	9	9
5.138% due 11/25/2035	1,756	1,766
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	15	16
Homebanc Mortgage Trust
0.487% due 10/25/2035	6,731	4,908
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032	20	18
Indymac Index Mortgage Loan Trust
4.960% due 11/25/2035	3,446	2,868
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043	5,000	5,655
4.158% due 01/12/2039	2,316	2,393
5.336% due 05/15/2047	3,700	4,249
5.420% due 01/15/2049	500	579
5.440% due 06/12/2047	1,300	1,507
5.718% due 03/18/2051	1,700	1,791
JPMorgan Mortgage Trust
5.003% due 02/25/2035	28	29
5.283% due 07/25/2035	3,492	3,521
Merrill Lynch Floating Trust
0.766% due 07/09/2021	23,849	23,532
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	793
5.485% due 03/12/2051	2,900	3,312
Morgan Stanley Capital Trust
5.383% due 11/14/2042	9,600	10,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.610% due 04/15/2049	$2,458	$2,592
5.809% due 12/12/2049	300	359
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	10,961	9,996
5.500% due 08/25/2035	2,632	2,753
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045	4,200	4,727
Prime Mortgage Trust
0.617% due 02/25/2019	20	19
0.617% due 02/25/2034	375	341
RBSSP Resecuritization Trust
0.467% due 02/26/2037	4,057	3,412
Residential Funding Mortgage Securities, Inc. Trust
5.574% due 02/25/2036^	408	324
Structured Asset Mortgage Investments, Inc.
0.879% due 09/19/2032	405	388
Structured Asset Securities Corp.
2.514% due 02/25/2032	42	43
2.603% due 01/25/2032	48	40
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	2,331	2,236
0.311% due 09/15/2021	1,206	1,168
4.867% due 02/15/2035	3,169	3,191
5.342% due 12/15/2043	3,800	4,324
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045	668	609
1.348% due 11/25/2042	242	225
2.467% due 05/25/2035	384	382
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	661	536
2.612% due 12/25/2034	3,470	3,588
2.615% due 01/25/2035	43	43
2.617% due 03/25/2036	3,029	2,909
5.237% due 05/25/2035	1,717	1,735

Total Mortgage-Backed Securities (Cost $256,946)		267,390

ASSET-BACKED SECURITIES 2.3%
Amortizing Residential Collateral Trust
0.757% due 06/25/2032	499	416
Asset-Backed Securities Corp. Home Equity
1.466% due 08/15/2033	4,325	3,881
Bank of America Auto Trust
2.670% due 12/15/2016	154	155
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037	668	647
0.307% due 06/25/2047	316	307
Citibank Omni Master Trust
2.971% due 08/15/2018	28,800	30,162
Countrywide Asset-Backed Certificates
0.627% due 05/25/2036	3,662	3,571
EMC Mortgage Loan Trust
0.587% due 05/25/2040	1,059	948
First Franklin Mortgage Loan Trust
0.477% due 11/25/2036	13,531	12,618
Fremont Home Loan Trust
0.277% due 01/25/2037	75	33
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034	107	89
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036	21	9
Quest Trust
0.337% due 08/25/2036	1,656	1,543
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^	854	217

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
2.350% due 04/15/2039	$2,347	$2,364
2.871% due 12/16/2019	1,000	1,014
SMS Student Loan Trust
0.637% due 10/28/2028	3,726	3,718
0.647% due 04/28/2029	2,776	2,754
Structured Asset Investment Loan Trust
1.342% due 07/25/2033	5,056	4,183
Structured Asset Securities Corp.
0.797% due 01/25/2033	150	134

Total Asset-Backed Securities (Cost $68,319)		68,763

	SHARES
PREFERRED SECURITIES 2.5%

BANKING & FINANCE 0.5%
DG Funding Trust
2.829% due 10/29/2012 (b)	1,568	11,685
Farm Credit Bank
10.000% due 12/15/2020 (b)	4,000	4,685

		16,370

INDUSTRIALS 0.2%
CoBank ACB
7.000% due 10/01/2012 (b)	43,500	2,241
7.814% due 10/01/2012 (b)	105,000	5,409

		7,650

	SHARES	MARKET VALUE (000S)
UTILITIES 1.8%
Qwest Corp.
7.375% due 06/01/2051	2,000,000	$53,760

Total Preferred Securities (Cost $79,038)		77,780

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.8%

COMMERCIAL PAPER 0.6%
Duke Energy Corp.
0.470% due 10/15/2012	$9,200	9,199
Ford Motor Credit Co.
0.950% due 10/01/2012	2,300	2,300
1.050% due 10/22/2012	5,000	4,997
1.140% due 11/01/2012	1,800	1,798
1.200% due 11/02/2012	1,300	1,299

		19,593

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	3,849	3,849

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $3,930. Repurchase proceeds are $3,849.)

U.S. TREASURY BILLS 0.0%
0.127% due 01/10/2013 (e)	41	41

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 18.1%
PIMCO Short-Term Floating NAV Portfolio	39,696,257	$397,876
PIMCO Short-Term Floating NAV Portfolio III	15,422,924	154,275

		552,151

Total Short-Term Instruments (Cost $575,618)		575,634

Total Investments 124.9% (Cost $3,642,177)		$3,818,217

Written Options (i) (0.1%) (Premiums $5,270)		(1,962)

Other Assets and Liabilities (Net) (24.8%)		(758,536)

Net Assets 100.0%		$3,057,719

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $75,484 at a weighted average interest rate of 0.069%.
(e)	Securities with an aggregate market value of $1,790 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $1,156 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2014	224	$17
90-Day Eurodollar June Futures	Long	06/2015	1,446	788
90-Day Eurodollar March Futures	Long	03/2015	558	426
90-Day Eurodollar September Futures	Long	09/2015	81	123

				$1,354

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $13,578 and cash of $75 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$455,200	$(2,116)	$88

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	82,500	$623	$626
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		61,400	1,756	1,371

						$2,379	$1,997

72	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%	$	100	$(5)	$(22)	$17
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%		4,300	(117)	(180)	63
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.368%		2,000	5	0	5
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%		5,800	(184)	(233)	49
California State General Obligation Bonds, Series 2003	MYC	2.250%	03/20/2021	1.824%		16,500	498	0	498
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%		17,100	(29)	(206)	177
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%		13,700	14	0	14
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2014	1.118%		15,000	(30)	(258)	228
MetLife, Inc.	CBK	1.000%	12/20/2015	1.496%		3,800	(58)	(138)	80
MetLife, Inc.	DUB	1.000%	09/20/2015	1.420%		15,000	(179)	(985)	806
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		1,000	(12)	(64)	52
Morgan Stanley	DUB	1.000%	03/20/2013	0.919%		1,100	1	(49)	50
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		1,200	1	(38)	39
Morgan Stanley	JPM	1.000%	06/20/2013	0.919%		3,400	3	(376)	379
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.441%		6,100	(83)	(178)	95
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		1,500	120	(14)	134

							$(55)	$(2,741)	$2,686

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	$	4,800	$11	$0	$11
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		18,518	35	0	35
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012		12,249	21	0	21
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	28	0	28
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		3,954	61	0	61
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		2,508	10	0	10
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		3,086	10	0	10
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		600	(36)	(35)	(1)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		2,000	(119)	(116)	(3)
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051		1,600	(85)	(97)	12
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051		1,400	(74)	(86)	12

						$(138)	$(334)	$196

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	52,000	$257	$(1)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		108,000	378	(30)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		51,100	291	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		57,900	219	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		18,800	85	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Total Return Fund II (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	38,900	$275	$(12)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		130,200	361	(1)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		66,000	509	(21)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		19,800	40	(48)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		19,800	100	(49)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		6,800	22	(28)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		6,800	22	(2)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		7,300	26	(46)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		7,300	26	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		18,500	174	(4)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,100	11	(33)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		8,100	7	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		7,400	69	(188)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,400	143	(10)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		7,000	23	(28)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		7,000	23	(3)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		18,600	30	(45)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		18,600	51	(25)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		12,800	39	(52)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		12,800	39	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		15,000	52	(94)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		15,000	52	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		33,800	184	(83)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		11,000	103	(279)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,000	213	(15)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		97,300	160	(394)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		14,400	45	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		82,900	128	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,700	80	(39)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		35,200	261	(45)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,100	31	(41)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		10,100	31	(4)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		10,000	9	(28)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		10,000	41	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		12,800	20	(42)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		12,800	30	(13)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		6,600	6	(19)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		6,600	27	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		15,700	29	(45)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		15,700	29	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		15,300	27	(43)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		15,300	44	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		9,300	70	(74)

								$4,892	$(1,897)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$(10)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	(25)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,500	84	(10)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,700	65	(15)

						$378	$(65)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$2,119,800	$16,384
Sales	830	759,700	2,502
Closing Buys	(830)	(1,539,300)	(13,485)
Expirations	0	0	0
Exercised	0	(102,000)	(131)

Balance at 09/30/2012	0	$1,238,200	$5,270

74	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$23,000	$25,075	$(25,070)
Fannie Mae	6.000%	10/01/2042	23,000	25,346	(25,408)
Fannie Mae	6.000%	11/01/2042	5,000	5,525	(5,523)

				$55,946	$(56,001)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$493,779	$9,164	$502,943
Industrials	0	105,720	0	105,720
Utilities	0	33,028	0	33,028
Municipal Bonds & Notes
Arizona	0	1,529	0	1,529
California	0	74,548	0	74,548
Florida	0	139	0	139
Illinois	0	11,861	0	11,861
Iowa	0	649	0	649
Michigan	0	5,800	0	5,800
Nebraska	0	3,112	0	3,112
Nevada	0	6,231	0	6,231
New Jersey	0	14,558	0	14,558
New York	0	81,201	0	81,201
Ohio	0	6,438	0	6,438
Tennessee	0	3,481	0	3,481
Texas	0	18,094	0	18,094
Washington	0	10,237	0	10,237
U.S. Government Agencies	0	1,583,406	0	1,583,406
U.S. Treasury Obligations	0	365,675	0	365,675
Mortgage-Backed Securities	0	253,558	13,832	267,390
Asset-Backed Securities	0	68,763	0	68,763

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Preferred Securities
Banking & Finance	$0	$4,685	$11,685	$16,370
Industrials	0	7,650	0	7,650
Utilities	53,760	0	0	53,760
Short-Term Instruments
Commercial Paper	0	19,593	0	19,593
Repurchase Agreements	0	3,849	0	3,849
U.S. Treasury Bills	0	41	0	41
PIMCO Short-Term Floating NAV Portfolios	552,151	0	0	552,151
	$605,911	$3,177,625	$34,681	$3,818,217

Short Sales, at value	$0	$(56,001)	$0	$(56,001)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,974	0	2,974
Interest Rate Contracts	1,354	1,997	0	3,351
	$1,354	$4,971	$0	$6,325

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4)	0	(4)
Interest Rate Contracts	0	(1,897)	(65)	(1,962)
	$0	$(1,901)	$(65)	$(1,966)

Totals	$607,265	$3,124,694	$34,616	$3,766,575

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,175	$0	$(58)	$(2)	$(1)	$50	$0	$0	$9,164	$47
U.S. Government Agencies	46,812	(46,831)	0	0	0	19	0	0	0	0
Mortgage-Backed Securities	12,004	0	0	1	0	36	1,791	0	13,832	36
Preferred Securities
Banking & Finance	11,739	0	0	0	0	(54)	0	0	11,685	(54)

	$79,730	$(46,831)	$(58)	$(1)	$(1)	$51	$1,791	$0	$34,681	$29

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(76)	$0	$0	$0	$0	$11	$0	$0	$(65)	$11

Totals	$79,654	$(46,831)	$(58)	$(1)	$(1)	$62	$1,791	$0	$34,616	$40

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Total Return Fund II (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,164	Third Party Vendor	Broker Quote	96.60
Mortgage-Backed Securities	1,791	Benchmark Pricing	Base Price	105.17
	12,041	Third Party Vendor	Broker Quote	102.07
Preferred Securities
Banking & Finance	11,685	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(65)	Indicative Market Quotations	Broker Quote	0.14-0.23

Total	$34,616

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$102	$0	$0	$271	$373
Unrealized appreciation on OTC swap agreements	0	2,886	0	0	0	2,886

	$0	$2,988	$0	$0	$271	$3,259

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,962	$1,962
Unrealized depreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$0	$0	$1,962	$1,966

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$615	$615
Net realized gain on written options	0	0	0	0	13,485	13,485
Net realized (loss) on swaps	0	(1,645)	0	0	(6,525)	(8,170)

	$0	$(1,645)	$0	$0	$7,575	$5,930

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$1,425	$1,425
Net change in unrealized (depreciation) on written options	0	0	0	0	(7,526)	(7,526)
Net change in unrealized appreciation (depreciation) on swaps	0	861	0	0	(4,253)	(3,392)

	$0	$861	$0	$0	$(10,354)	$(9,493)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,354 and open centrally cleared swaps cumulative appreciation of $2,085 as reported in the Notes to Schedule of Investments.

76	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(213)	$265	$52
BRC	49	(90)	(41)
CBK	(297)	268	(29)
DUB	(375)	267	(108)
FBF	(333)	279	(54)
GLM	(146)	0	(146)
GST	48	(260)	(212)
JPM	(251)	232	(19)
MYC	(9)	0	(9)
RYL	(558)	437	(121)
UAG	(70)	43	(27)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Total Return Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export Ltd.
3.379% due 12/20/2012		$457	$425
Springleaf Financial Funding Co.
5.500% due 05/10/2017		7,900	7,750

Total Bank Loan Obligations (Cost $8,327)			8,175

CORPORATE BONDS & NOTES 23.9%

BANKING & FINANCE 18.0%
ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (d)		700	655
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,088
Ally Financial, Inc.
3.779% due 06/20/2014		800	822
4.500% due 02/11/2014		3,300	3,383
7.500% due 12/31/2013		3,100	3,278
8.300% due 02/12/2015		31,200	34,632
American Express Bank FSB
5.500% due 04/16/2013		300	308
6.000% due 09/13/2017		3,700	4,494
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,358
American International Group, Inc.
5.050% due 10/01/2015		400	439
5.850% due 01/16/2018		10,400	12,094
8.000% due 05/22/2068	EUR	5,500	7,935
8.250% due 08/15/2018		$6,600	8,510
Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		10,400	10,416
2.400% due 11/23/2016		2,800	2,937
Banco do Brasil S.A.
3.284% due 07/02/2014		3,100	3,118
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	615
4.500% due 04/06/2015		500	516
4.625% due 02/13/2017		2,200	2,277
Bank of America Corp.
0.765% due 08/15/2016		1,400	1,293
6.000% due 09/01/2017		10,045	11,634
6.500% due 08/01/2016		17,500	20,260
Bank of America N.A.
0.669% due 06/15/2016		2,400	2,265
6.000% due 10/15/2036		9,100	10,730
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,122
Bank of Montreal
1.950% due 01/30/2018		700	735
2.850% due 06/09/2015		2,000	2,127
Bank of Nova Scotia
1.650% due 10/29/2015		2,200	2,274
1.950% due 01/30/2017		2,000	2,099
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,378
6.500% due 03/10/2021		2,600	2,861
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	10,715
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	88
BNP Paribas S.A.
0.860% due 04/08/2013		4,000	3,993
5.000% due 01/15/2021		7,900	8,758
5.186% due 06/29/2015 (d)		1,900	1,767
BPCE S.A.
2.375% due 10/04/2013		900	904

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$7,900	$7,948
CIT Group, Inc.
5.250% due 04/01/2014		9,000	9,428
Citigroup, Inc.
0.678% due 06/09/2016		5,500	5,088
1.906% due 01/13/2014		3,600	3,631
4.750% due 02/10/2019	EUR	2,575	3,059
4.875% due 05/07/2015		$3,200	3,405
5.365% due 03/06/2036 (l)	CAD	8,100	7,377
5.500% due 04/11/2013		$12,700	13,013
5.850% due 07/02/2013		700	725
6.125% due 08/25/2036		1,700	1,854
8.125% due 07/15/2039		9,100	13,572
Commonwealth Bank of Australia
1.185% due 09/18/2015		400	400
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		12,000	11,730
Credit Suisse
2.200% due 01/14/2014		1,900	1,932
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		2,500	2,799
Deutsche Bank AG
4.875% due 05/20/2013		590	606
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (d)		10,600	8,639
Dexia Credit Local S.A.
0.814% due 03/05/2013		22,500	22,342
0.927% due 04/29/2014		10,400	10,107
Export-Import Bank of Korea
4.000% due 01/29/2021		15,500	16,969
5.875% due 01/14/2015		14,500	16,000
Fifth Third Bancorp
0.799% due 12/20/2016		1,900	1,807
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		600	680
7.000% due 04/15/2015		500	561
8.000% due 12/15/2016		3,500	4,193
8.700% due 10/01/2014		2,500	2,844
12.000% due 05/15/2015		7,600	9,481
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,500	13,284
6.875% due 01/10/2039		$13,500	18,121
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		790	815
6.250% due 09/01/2017		4,700	5,516
GSPA Monetization Trust
6.422% due 10/09/2029		19,555	18,890
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,020
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		25,000	34,250
HSBC Finance Corp.
0.900% due 04/05/2013	EUR	3,500	4,498
HSBC Holdings PLC
6.500% due 05/02/2036		$3,800	4,471
6.500% due 09/15/2037		15,100	17,937
ING Bank NV
2.000% due 10/18/2013		1,200	1,212
2.650% due 01/14/2013		500	503
International Lease Finance Corp.
5.625% due 09/20/2013		3,000	3,105
6.750% due 09/01/2016		2,000	2,258
Intesa Sanpaolo SpA
2.831% due 02/24/2014		4,700	4,632
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,100	1,207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
John Deere Capital Corp.
4.500% due 04/03/2013		$555	$567
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	200	257
3.150% due 07/05/2016		$11,500	12,176
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,702
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,979
Korea Finance Corp.
3.250% due 09/20/2016		800	848
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	791
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,076
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,822
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	8,400	10,623
6.150% due 04/25/2013		$155	160
6.400% due 08/28/2017		4,000	4,659
6.500% due 07/15/2018		200	236
6.875% due 04/25/2018		1,970	2,364
MetLife, Inc.
5.375% due 12/15/2012		10	10
Morgan Stanley
1.427% due 04/29/2013		2,900	2,904
6.250% due 08/28/2017		1,300	1,477
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	1,650	2,870
National Australia Bank Ltd.
1.178% due 04/11/2014		$9,500	9,564
1.398% due 07/25/2014		1,800	1,820
5.350% due 06/12/2013		3,100	3,200
National Bank of Canada
2.200% due 10/19/2016		1,900	2,012
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,941
Nordea Bank AB
2.125% due 01/14/2014		900	910
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,114
Progressive Corp.
6.700% due 06/15/2067		4,000	4,340
Prudential Holdings LLC
8.695% due 12/18/2023		265	334
Rabobank Group
6.875% due 03/19/2020	EUR	13,700	18,573
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		$800	858
Royal Bank of Scotland Group PLC
1.235% due 10/14/2016		700	595
5.000% due 11/12/2013		1,990	2,050
6.990% due 10/05/2017 (d)		4,400	4,004
7.640% due 09/29/2017 (d)		11,100	9,185
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	1,997
SLM Corp.
0.582% due 06/17/2013	EUR	3,750	4,747
5.000% due 10/01/2013		$410	427
5.375% due 01/15/2013		3,000	3,046
6.250% due 01/25/2016		500	545
8.000% due 03/25/2020		4,400	5,104
Societe Generale S.A.
5.922% due 04/05/2017 (d)		2,200	1,784
Springleaf Finance Corp.
5.375% due 10/01/2012		365	365
6.900% due 12/15/2017		4,300	3,677

78	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015		$2,600	$2,707
State Street Capital Trust
1.389% due 06/01/2077		600	447
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		500	543
Temasek Financial Ltd.
4.300% due 10/25/2019		2,300	2,625
UBS AG
1.447% due 01/28/2014		1,300	1,306
5.875% due 12/20/2017		2,500	2,963
USB Capital
3.500% due 10/29/2012 (d)		3,800	3,261
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,821
Wachovia Capital Trust
5.570% due 10/29/2012 (d)		25,000	24,813
Westpac Banking Corp.
1.092% due 03/31/2014		6,000	6,036
3.585% due 08/14/2014		2,300	2,420
Weyerhaeuser Co.
6.875% due 12/15/2033		5,000	5,831
7.375% due 03/15/2032		4,200	5,002
XL Group PLC
6.500% due 04/15/2017 (d)		220	204

			715,479

INDUSTRIALS 3.8%
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	140
Commercial Metals Co.
7.350% due 08/15/2018		60	63
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		1,433	1,490
Corp. Nacional del Cobre de Chile
6.150% due 10/24/2036		400	516
CSN Resources S.A.
6.500% due 07/21/2020		6,000	6,495
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		600	675
General Mills, Inc.
5.250% due 08/15/2013		120	125
Gerdau Trade, Inc.
5.750% due 01/30/2021		13,000	14,170
Hewlett-Packard Co.
4.500% due 03/01/2013		135	137
International Business Machines Corp.
5.700% due 09/14/2017		25,900	31,787
Kraft Foods Group, Inc.
6.125% due 08/23/2018		2,219	2,722
Kraft Foods, Inc.
2.625% due 05/08/2013		2,035	2,059
6.125% due 02/01/2018		781	955
6.875% due 02/01/2038		1,300	1,793
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,045
Pearson Dollar Finance PLC
5.500% due 05/06/2013		6,000	6,164
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	600
7.500% due 12/18/2013	GBP	200	347
PepsiCo, Inc.
4.650% due 02/15/2013		$165	166
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	9,142
7.875% due 03/15/2019		14,120	17,809

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
President and Fellows of Harvard College
6.500% due 01/15/2039		$21,000	$32,375
Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,394
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028		8,400	11,274
Vale Overseas Ltd.
4.625% due 09/15/2020		1,300	1,393
6.250% due 01/23/2017		700	813
6.875% due 11/21/2036		700	815
Volkswagen International Finance NV
0.911% due 10/01/2012		900	900

			148,364

UTILITIES 2.1%
AES Corp.
8.000% due 10/15/2017		30	35
AT&T, Inc.
6.300% due 01/15/2038		1,900	2,506
BellSouth Corp.
4.020% due 04/26/2021		20,000	20,380
Dominion Resources, Inc.
5.000% due 03/15/2013		36	37
Enel Finance International NV
6.800% due 09/15/2037		4,300	4,183
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,069
6.212% due 11/22/2016		700	780
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		256	290
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		800	828
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	447
10.500% due 03/25/2014		700	784
Georgia Power Co.
0.709% due 03/15/2013		700	700
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		970	1,096
Petroleos Mexicanos
5.500% due 06/27/2044		900	992
8.000% due 05/03/2019		25,100	32,969
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
4.750% due 02/16/2021		200	222
5.000% due 10/19/2025		4,300	4,805
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		7,800	9,087
Southern California Edison Co.
5.625% due 02/01/2036		180	233
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	50
1.850% due 07/28/2014		19,000	239

			81,942

Total Corporate Bonds & Notes (Cost $855,389)			945,785

MUNICIPAL BONDS & NOTES 4.2%

CALIFORNIA 0.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		$1,000	1,274
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	$1,000	$1,235
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	1,500	1,979
7.550% due 04/01/2039	1,500	2,036
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	9,200	11,002
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,500	1,538
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,034
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	141
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,500	3,290
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,238
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,189
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	227
7.021% due 08/01/2040	300	341
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,400	6,092
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	404

		35,600

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,000	2,348

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,153

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,251
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	6,300	7,253

		8,504

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,514

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	1,900	2,708

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	$4,000	$5,160
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,100	1,505
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,141
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,263
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	11,487
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	20,000	23,588
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	20,794
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	2,800	3,390

		68,328

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	10,900	15,918

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	1,100	1,347

TEXAS 0.7%
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011
5.000% due 05/15/2041	20,100	22,262
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,295
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,715

		28,272

Total Municipal Bonds & Notes (Cost $148,841)		166,692

U.S. GOVERNMENT AGENCIES 46.3%
Fannie Mae
0.277% due 07/25/2037	1,489	1,431
0.467% due 05/25/2037	279	280
0.527% due 04/25/2037	1,795	1,803
0.577% due 03/25/2037	431	433
0.667% due 09/25/2035	3,563	3,586
0.817% due 05/25/2040	5,014	5,050
0.875% due 08/28/2017	3,000	3,019
1.117% due 07/25/2039	733	742
1.125% due 04/27/2017	4,600	4,690
1.250% due 01/30/2017	3,100	3,186
1.348% due 07/01/2044	272	276
2.128% due 08/01/2035	1,894	2,000
2.220% due 01/01/2035	406	430
2.249% due 03/01/2033	27	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.310% due 08/01/2022	$200	$206
2.500% due 05/01/2027 - 11/01/2027	48,890	51,332
2.549% due 08/01/2035	848	908
2.563% due 07/01/2035	2,034	2,179
2.606% due 09/01/2034	257	275
2.675% due 05/25/2035	267	286
2.762% due 07/01/2034	17	19
2.870% due 09/01/2027	3,400	3,472
3.000% due 10/01/2027 - 11/01/2042	130,784	138,062
3.334% due 01/25/2019	2,500	2,676
3.500% due 11/01/2025 - 11/01/2042	292,834	313,399
3.918% due 04/01/2038	403	435
4.000% due 10/01/2027 - 11/01/2042	279,903	301,585
4.500% due 05/01/2019 - 11/01/2042	447,854	486,016
4.736% due 09/01/2035	231	248
4.818% due 04/01/2038	154	165
4.896% due 04/01/2038	287	308
5.000% due 05/11/2017 - 07/01/2040	10,737	11,821
5.375% due 06/12/2017	700	850
5.500% due 12/01/2018 - 11/01/2042	129,463	142,750
5.790% due 09/01/2037	144	157
5.799% due 02/01/2031	2	3
6.000% due 10/01/2016 - 10/01/2042	46,799	51,826
6.500% due 04/01/2013 - 06/25/2044	332	374
7.000% due 03/01/2013 - 10/01/2031	15	16
7.500% due 09/01/2015 - 02/01/2027	171	203
Federal Housing Administration
7.430% due 01/25/2023	474	468
Freddie Mac
0.371% due 07/15/2019 - 08/15/2019	3,974	3,981
0.931% due 10/15/2037	75	75
1.000% due 03/08/2017 - 09/29/2017	36,300	36,790
1.250% due 05/12/2017 - 08/01/2019	1,500	1,535
1.348% due 02/25/2045	243	237
1.750% due 05/30/2019	2,400	2,490
2.375% due 01/13/2022	2,000	2,103
2.384% due 12/01/2022	28	30
2.533% due 07/01/2030	12	13
2.908% due 04/01/2033	4	5
3.190% due 08/15/2032	364	380
3.750% due 03/27/2019	800	934
4.000% due 10/01/2042	59,000	63,434
4.500% due 03/01/2030 - 10/01/2042	122,762	132,639
4.930% due 04/01/2038	444	477
5.500% due 06/01/2019 - 01/01/2039	4,836	5,277
6.000% due 02/01/2016 - 10/01/2042	15,356	16,870
6.500% due 05/01/2016 - 05/15/2032	11,918	13,445
7.000% due 02/15/2027 - 07/01/2029	905	1,053
7.500% due 09/01/2025	9	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
0.821% due 02/16/2030		$68	$69
1.625% due 09/20/2023 - 02/20/2032		1,184	1,231
1.750% due 06/20/2022		108	112
6.000% due 04/15/2037		129	147
7.000% due 08/15/2031 - 02/20/2032		20	25
Small Business Administration
4.430% due 05/01/2029		10,713	11,902
5.130% due 09/01/2023		373	414
5.520% due 06/01/2024		2,646	2,975

Total U.S. Government Agencies (Cost $1,801,878)			1,835,646

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
3.125% due 11/15/2041		14,700	15,683
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (g)		2,421	2,609
0.125% due 01/15/2022		5,466	5,969
0.125% due 07/15/2022		24,111	26,373
0.625% due 07/15/2021 (g)(h)(i)		147,706	169,147
0.750% due 02/15/2042		20,685	22,547
1.125% due 01/15/2021		16,549	19,605
1.250% due 07/15/2020		9,455	11,313
1.375% due 07/15/2018		638	748
1.375% due 01/15/2020		19,495	23,342
1.625% due 01/15/2018		656	769
1.750% due 01/15/2028		19,904	25,831
2.000% due 01/15/2026		2,655	3,494
2.125% due 01/15/2019		640	786
2.375% due 01/15/2025		9,724	13,221
2.375% due 01/15/2027		31,244	43,211
2.500% due 01/15/2029		52,397	75,096
3.625% due 04/15/2028		1,133	1,801
3.875% due 04/15/2029		7,387	12,295
U.S. Treasury Notes
0.750% due 06/30/2017 (g)(h)(i)		30,500	30,743
0.875% due 07/31/2019		100	99
1.000% due 06/30/2019 (i)		30,500	30,517
1.000% due 08/31/2019		26,300	26,255
1.000% due 09/30/2019 (a)		9,600	9,523
1.125% due 05/31/2019		16,700	16,870
3.375% due 11/15/2019		1,700	1,972

Total U.S. Treasury Obligations (Cost $557,845)			589,819

MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		945	921
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	250	321
1.745% due 05/16/2047		4,900	6,419
Banc of America Funding Corp.
2.614% due 05/25/2035		$1,247	1,298
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		926	927
Banc of America Mortgage Trust
6.500% due 09/25/2033		74	78
BCAP LLC Trust
5.491% due 03/26/2037		600	484
BCRR Trust
5.858% due 07/17/2040		1,450	1,591
Bear Stearns Adjustable Rate Mortgage Trust
2.911% due 02/25/2033		53	49

80	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.994% due 01/25/2034		$971	$979
5.606% due 02/25/2033		28	28
Bear Stearns Alt-A Trust
2.890% due 05/25/2035		2,261	2,039
3.006% due 09/25/2035		1,084	881
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,099
5.471% due 01/12/2045		2,800	3,272
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		1,351	787
2.840% due 01/26/2036		4,773	3,014
Chase Mortgage Finance Corp.
4.750% due 12/25/2018		3,184	3,286
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		497	461
2.901% due 03/25/2034		65	65
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		360	293
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		1,805	1,294
0.397% due 05/25/2047		1,962	1,348
5.750% due 01/25/2035		4,544	4,365
Countrywide Home Loan Mortgage Pass-Through Trust
2.657% due 11/25/2034		1,772	1,624
2.722% due 02/20/2035		3,087	2,829
2.809% due 02/20/2036		668	570
Credit Suisse Mortgage Capital Certificates
5.855% due 03/15/2039		1,400	1,570
Eclipse Ltd.
0.929% due 01/25/2020	GBP	8,527	12,618
European Loan Conduit
0.495% due 05/15/2019	EUR	304	351
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$2,238	2,318
Granite Master Issuer PLC
0.399% due 12/20/2054		15,807	15,482
0.419% due 12/20/2054		732	717
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		1,085	1,067
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	539
5.444% due 03/10/2039		3,000	3,444
GSR Mortgage Loan Trust
5.138% due 11/25/2035		1,651	1,660
Harborview Mortgage Loan Trust
3.077% due 07/19/2035		1,645	1,368
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	2,600	3,384
HSI Asset Loan Obligation Trust
2.953% due 09/25/2037^		$7,991	5,805
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032		10	9
Indymac Index Mortgage Loan Trust
0.357% due 04/25/2037		14,683	13,208
2.506% due 01/25/2036		2,236	1,619
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019		3,389	3,288
4.070% due 11/15/2043		1,200	1,357
5.336% due 05/15/2047		3,600	4,134
5.440% due 06/12/2047		2,000	2,318
5.718% due 03/18/2051		1,800	1,897
JPMorgan Mortgage Trust
5.750% due 01/25/2036		1,247	1,163
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,416
MASTR Alternative Loans Trust
5.000% due 11/25/2018		4,196	4,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset Securitization Trust
4.500% due 11/25/2018		2,714	2,778
Mellon Residential Funding Corp.
0.701% due 06/15/2030		1,333	1,342
Merrill Lynch Floating Trust
0.766% due 07/09/2021		5,064	4,997
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		260	238
1.231% due 10/25/2035		313	305
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		1,227	1,042
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	680
5.485% due 03/12/2051		3,000	3,427
Morgan Stanley Capital Trust
4.970% due 12/15/2041		662	689
5.809% due 12/12/2049		10,600	12,669
6.076% due 06/11/2049		10,300	12,178
Morgan Stanley Dean Witter Capital
4.920% due 03/12/2035		405	408
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		3,800	4,254
Prime Mortgage Trust
0.617% due 02/25/2019		11	11
0.617% due 02/25/2034		194	176
Residential Accredit Loans, Inc. Trust
3.847% due 12/25/2035		385	269
Structured Adjustable Rate Mortgage Loan Trust
5.321% due 07/25/2035		419	378
5.480% due 07/25/2036		9,224	8,356
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037		2,891	1,904
0.469% due 07/19/2035		2,418	2,361
Structured Asset Securities Corp.
2.514% due 02/25/2032		19	20
2.843% due 10/28/2035		810	733
Thornburg Mortgage Securities Trust
5.876% due 10/25/2046		5,913	5,994
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021		1,124	1,088
5.342% due 12/15/2043		4,000	4,551
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045		530	483
1.348% due 11/25/2042		210	196
2.488% due 10/25/2035		10,300	9,590
2.757% due 03/25/2037		4,980	4,454
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036		2,415	2,319
2.620% due 06/25/2035		10,522	10,706
6.000% due 04/25/2037		13,680	13,194
6.000% due 08/25/2037		1,003	1,009

Total Mortgage-Backed Securities (Cost $215,440)			239,116

ASSET-BACKED SECURITIES 1.2%
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		9,939	9,818
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		778	747
AUTO ABS SRL
0.582% due 10/25/2020	EUR	271	348
Bank of America Auto Trust
2.670% due 12/15/2016		$230	233
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037		607	588
0.377% due 08/25/2036		1,228	788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
0.537% due 10/25/2035		$257	$250
Concord Real Estate CDO Ltd.
0.497% due 12/25/2046		9,757	8,780
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037		94	94
0.477% due 05/25/2036		2,077	2,012
0.697% due 12/25/2031		229	140
Fremont Home Loan Trust
0.277% due 01/25/2037		66	29
GSAMP Trust
0.287% due 12/25/2036		475	197
Gulf Stream Sextant CLO Ltd.
0.665% due 08/21/2020		8,576	8,417
HSBC Home Equity Loan Trust
0.509% due 01/20/2034		2,196	2,148
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036		349	110
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		97	81
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037		593	269
Penta CLO S.A.
1.166% due 06/04/2024	EUR	968	1,147
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		$3,398	3,400
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		793	201
SLM Student Loan Trust
2.871% due 12/16/2019		1,000	1,014
Wood Street CLO BV
1.222% due 11/22/2021	EUR	3,905	4,886

Total Asset-Backed Securities (Cost $46,085)			45,697

SOVEREIGN ISSUES 10.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,000	1,367
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	343	174
10.000% due 01/01/2017		7,180	3,669
10.000% due 01/01/2021		43	22
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,200	1,271
3.800% due 06/15/2021		5,500	6,359
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	2,331	2,660
2.250% due 11/01/2013		20,900	26,963
2.500% due 03/01/2015		54,800	70,082
3.000% due 04/01/2014		2,700	3,516
3.000% due 04/15/2015		300	388
3.500% due 06/01/2014		3,800	4,983
3.750% due 08/01/2015		22,000	28,890
3.750% due 04/15/2016		8,100	10,624
3.750% due 08/01/2016		300	390
4.250% due 07/01/2014		3,500	4,646
4.250% due 08/01/2014		8,300	11,044
4.250% due 02/01/2015		3,300	4,401
4.500% due 07/15/2015		4,800	6,422
4.750% due 09/15/2016		900	1,208
4.750% due 05/01/2017		3,100	4,127
4.750% due 06/01/2017		3,200	4,251
6.000% due 11/15/2014		4,300	5,939
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,082

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Total Return Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	$19,361
6.250% due 06/16/2016		89,100	7,261
6.500% due 06/09/2022		37,000	3,140
8.000% due 06/11/2020		65,800	6,045
10.000% due 12/05/2024		8,700	952
Panama Government International Bond
7.250% due 03/15/2015		$900	1,033
Province of British Columbia
3.250% due 12/18/2021	CAD	1,000	1,084
4.300% due 06/18/2042		1,200	1,468
Province of Ontario
0.950% due 05/26/2015		$36,300	36,755
1.650% due 09/27/2019		1,200	1,206
3.000% due 07/16/2018		1,200	1,315
3.150% due 06/02/2022	CAD	44,300	46,902
4.000% due 06/02/2021		16,800	19,056
4.200% due 03/08/2018		300	341
4.200% due 06/02/2020		9,400	10,791
4.300% due 03/08/2017		3,500	3,947
4.400% due 06/02/2019		2,400	2,779
4.600% due 06/02/2039		1,700	2,108
5.500% due 06/02/2018		700	843
Province of Quebec
2.750% due 08/25/2021		$1,500	1,574
3.500% due 07/29/2020		1,000	1,120
3.500% due 12/01/2022	CAD	13,900	14,942
4.250% due 12/01/2021		11,200	12,818
4.500% due 12/01/2016		100	113
4.500% due 12/01/2017		1,600	1,831
4.500% due 12/01/2018		2,800	3,231
4.500% due 12/01/2019		200	232
4.500% due 12/01/2020		1,600	1,862
Russia Government International Bond
3.250% due 04/04/2017		$2,600	2,742
Spain Government International Bond
3.300% due 10/31/2014	EUR	100	128
4.400% due 01/31/2015		2,300	3,013
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		$1,100	1,199

Total Sovereign Issues (Cost $403,606)			415,670

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 10/29/2012 (d)		2,500	2,339

	SHARES	MARKET VALUE (000S)
DG Funding Trust
2.829% due 10/29/2012 (d)	1,065	$7,937
Farm Credit Bank
10.000% due 12/15/2020 (d)	2,000	2,342
Union Planters Preferred Funding Corp.
7.750% due 07/15/2023 (d)	50	5,075

		17,693

INDUSTRIALS 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020	125	159
CoBank ACB
7.814% due 10/01/2012 (d)	72,000	3,709

		3,868

Total Preferred Securities (Cost $23,977)		21,561

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.0%

CERTIFICATES OF DEPOSIT 1.6%
Abbey National Treasury Services PLC
1.758% due 06/10/2013	$28,000	27,894
Banco Bradesco S.A.
2.292% due 01/24/2013	2,400	2,408
Bank of Nova Scotia
0.865% due 10/18/2012	10,400	10,403
Dexia Credit Local
1.500% due 09/27/2013	5,600	5,588
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	10,900	10,883
1.000% due 11/06/2012	7,300	7,289

		64,465

COMMERCIAL PAPER 0.6%
Ford Motor Credit Co.
1.050% due 10/22/2012	11,800	11,793
Santander Commercial Paper S.A
2.200% due 04/02/2013	2,800	2,769
3.100% due 10/01/2013	11,200	10,849

		25,411

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	5,441	5,441

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $5,554. Repurchase proceeds are $5,441.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Export-Import Bank of Korea
2.300% due 10/21/2012		$500	$500

ITALY TREASURY BILLS 0.1%
2.210% due 08/14/2013	EUR	2,900	3,670

JAPAN TREASURY BILLS 1.5%
0.099% due 11/05/2012	JPY	4,560,000	58,426

MEXICO TREASURY BILLS 0.9%
4.522% due 10/18/2012	MXN	443,600	34,392

SPAIN TREASURY BILLS 0.3%
2.479% due 06/21/2013 - 09/20/2013 (b)	EUR	8,300	10,339

U.S. TREASURY BILLS 0.1%
0.154% due 01/31/2013 - 07/25/2013 (b)(g)		$2,756	2,754

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 13.8%
PIMCO Short-Term Floating NAV Portfolio		35,127,054	352,078
PIMCO Short-Term Floating NAV Portfolio III		19,597,119	196,030

			548,108

Total Short-Term Instruments (Cost $749,804)			753,506

Total Investments 126.6% (Cost $4,811,192)			$5,021,667

Written Options (k) (0.1%) (Premiums $5,846)			(2,434)

Other Assets and Liabilities (Net) (26.5%)			(1,053,367)

Net Assets 100.0%			$3,965,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.

82	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $42,007 at a weighted average interest rate of 0.024%.
(g)	Securities with an aggregate market value of $8,952 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $1,774 and cash of $18 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	53	$15
90-Day Euribor March Futures	Long	03/2015	2	1
90-Day Eurodollar December Futures	Long	12/2014	216	18
90-Day Eurodollar June Futures	Long	06/2015	1,835	873
90-Day Eurodollar March Futures	Long	03/2015	836	756
90-Day Eurodollar September Futures	Long	09/2015	95	143
Euro-Bund 10-Year Bond December Futures	Short	12/2012	58	(74)

				$1,732

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $26,597 and cash of $118 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$62,016	$(1,277)	$(3,607)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	71,082	(561)	(2,995)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	590,800	(2,746)	(2,990)

					$(4,584)	$(9,592)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	69,600	$526	$528
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		31,200	(1,214)	(1,824)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		73,300	2,096	279

						$1,408	$(1,017)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2014	1.802%	$	18,200	$1,018	$678	$340
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.250%		5,000	357	(313)	670
American International Group, Inc.	DUB	1.000%	12/20/2020	1.672%		15,700	(752)	(3,447)	2,695
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%		600	(28)	(132)	104
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%		2,500	15	(44)	59
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%		4,300	(117)	(180)	63
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.368%		1,900	5	0	5
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.771%		1,200	7	(21)	28
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%		5,800	(184)	(233)	49
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.771%		1,200	7	(22)	29
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		3,800	28	(26)	54
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.877%		2,000	10	(19)	29
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		56,000	354	(117)	471
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		32,500	205	(63)	268
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		7,100	67	(107)	174
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		3,200	30	(87)	117
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		1,600	14	(16)	30
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		2,000	18	(21)	39
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.877%		1,400	7	(9)	16
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.122%		535	(3)	(21)	18
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.241%		100	(1)	(5)	4

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BPS	1.000%	03/20/2016	0.510%	$	300	$6	$4	$2
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		18,100	312	219	93
China Government International Bond	BRC	1.000%	09/20/2017	0.831%		5,700	49	(39)	88
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		1,100	10	(11)	21
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		800	12	4	8
China Government International Bond	DUB	1.000%	09/20/2017	0.831%		1,500	13	(9)	22
China Government International Bond	FBF	1.000%	03/20/2015	0.354%		5,000	82	24	58
China Government International Bond	GST	1.000%	09/20/2016	0.611%		300	5	2	3
China Government International Bond	GST	1.000%	09/20/2017	0.831%		900	8	(6)	14
China Government International Bond	JPM	1.000%	09/20/2016	0.611%		1,700	27	10	17
China Government International Bond	JPM	1.000%	06/20/2017	0.778%		600	7	(3)	10
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		800	12	4	8
China Government International Bond	MYC	1.000%	06/20/2017	0.778%		12,900	137	(76)	213
China Government International Bond	MYC	1.000%	09/20/2017	0.831%		1,400	12	(12)	24
China Government International Bond	RYL	1.000%	09/20/2016	0.611%		600	9	4	5
China Government International Bond	UAG	1.000%	09/20/2016	0.611%		300	5	2	3
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		200	2	(1)	3
Dell, Inc.	CBK	1.000%	09/20/2013	0.613%		5,800	24	30	(6)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.095%		500	(2)	(21)	19
France Government Bond	BOA	0.250%	03/20/2016	0.688%		1,600	(24)	(65)	41
France Government Bond	BRC	0.250%	03/20/2016	0.688%		1,000	(15)	(37)	22
France Government Bond	BRC	0.250%	09/20/2016	0.835%		500	(12)	(31)	19
France Government Bond	DUB	0.250%	12/20/2015	0.597%		8,800	(98)	(540)	442
France Government Bond	DUB	0.250%	03/20/2016	0.688%		500	(7)	(20)	13
France Government Bond	HUS	0.250%	09/20/2016	0.835%		900	(21)	(46)	25
France Government Bond	MYC	0.250%	03/20/2016	0.688%		500	(7)	(17)	10
France Government Bond	RYL	0.250%	12/20/2015	0.597%		900	(10)	(18)	8
France Government Bond	RYL	0.250%	03/20/2016	0.688%		500	(8)	(17)	9
France Government Bond	UAG	0.250%	03/20/2016	0.688%		2,100	(32)	(85)	53
France Government Bond	UAG	0.250%	09/20/2016	0.835%		2,400	(55)	(92)	37
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		4,200	1	(83)	84
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		2,000	91	0	91
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		1,900	94	0	94
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.412%		1,500	85	0	85
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.000%		500	0	(10)	10
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.239%		200	(2)	(17)	15
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.398%		500	(10)	(50)	40
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.603%		4,600	15	(86)	101
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.064%		2,700	(6)	(41)	35
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.425%		4,500	(90)	(164)	74
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.766%		500	4	(11)	15
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.425%		3,100	(63)	(106)	43
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.902%		1,900	7	(43)	50
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.425%		2,600	(52)	(93)	41
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%		1,300	8	(21)	29
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%		2,200	(44)	(77)	33
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.064%		2,100	(4)	(31)	27
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.902%		1,900	7	(42)	49
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%		900	(2)	(14)	12
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		300	6	5	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		600	10	8	2
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		4,000	52	(29)	81
Japan Government International Bond	BRC	1.000%	03/20/2017	0.715%		10,400	134	(82)	216
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		900	16	14	2
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		7,600	98	(54)	152
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		6,900	76	(21)	97
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		1,100	19	10	9
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		1,100	14	(8)	22
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		22,600	251	26	225
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		300	(3)	(9)	6
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.367%		2,600	(31)	(55)	24
MetLife, Inc.	DUB	1.000%	03/20/2015	1.217%		11,500	(57)	(694)	637
MetLife, Inc.	DUB	1.000%	03/20/2016	1.580%		2,200	(43)	(46)	3
MetLife, Inc.	JPM	1.000%	09/20/2013	0.551%		690	3	(39)	42
MetLife, Inc.	JPM	1.000%	03/20/2016	1.580%		2,700	(52)	(64)	12
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		300	4	(4)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		2,600	32	(59)	91
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%		300	0	(7)	7
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		1,700	21	(39)	60
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%		700	8	(11)	19

84	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%	$	3,500	$6	$(49)	$55
Mexico Government International Bond	GST	1.000%	09/20/2016	0.779%		2,700	24	(13)	37
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%		1,000	2	(22)	24
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%		100	1	0	1
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.779%		5,400	49	(22)	71
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%		2,100	3	(30)	33
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.779%		3,500	32	(15)	47
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		15,600	14	(300)	314
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%		8,000	33	(14)	47
Republic of Korea	BOA	1.000%	09/20/2016	0.600%		1,400	23	(1)	24
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		13,800	160	(148)	308
Republic of Korea	UAG	1.000%	09/20/2016	0.600%		1,500	24	0	24
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		5,700	67	(58)	125
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		300	(6)	(21)	15
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.156%	EUR	11,800	44	(175)	219
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%	$	1,000	25	19	6
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		6,900	177	133	44
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		1,000	25	23	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		1,800	37	8	29
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		9,600	214	111	103
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		1,200	32	21	11
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		2,100	55	36	19

							$3,149	$(7,633)	$10,782

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	25,100	$392	$571	$(179)
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		700	11	18	(7)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		43,000	671	872	(201)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		15,700	245	411	(166)

							$1,319	$1,872	$(553)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	1,200	$89	$119	$(30)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		10,700	1,068	1,370	(302)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		600	60	78	(18)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,000	100	130	(30)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		11,670	21	0	21
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,061	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		2,218	34	0	34
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		2,315	9	0	9
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		2,893	10	0	10
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		1,600	(96)	(93)	(3)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		2,000	(119)	(120)	1
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		10,000	(627)	(675)	48
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051		1,000	(53)	(61)	8
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051		1,000	(53)	(61)	8

						$459	$687	$(228)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	72,800	$98	$36	$62
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,100	335	95	240
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		12,400	16	2	14
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		26,000	24	3	21
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		94,000	84	(57)	141
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		65,000	59	(18)	77
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		43,000	39	(18)	57
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		54,000	48	(26)	74
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		11,300	40	3	37

							$743	$20	$723

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	52,100	$258	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		112,000	393	(31)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		50,000	285	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		56,400	213	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		18,500	83	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		37,800	267	(12)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		128,700	357	(1)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		68,000	524	(22)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		25,000	50	(60)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		25,000	126	(62)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,500	28	(34)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		8,500	28	(3)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		9,200	32	(58)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		9,200	32	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		18,900	178	(4)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,200	14	(41)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		10,200	8	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		7,800	73	(198)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,800	151	(10)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,900	29	(36)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		8,900	29	(3)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		23,800	38	(57)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		23,800	66	(32)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		15,900	49	(64)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		15,900	49	(6)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		18,900	65	(119)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		18,900	65	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		60,900	331	(150)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		11,700	109	(297)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,700	227	(16)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		122,400	201	(496)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		18,100	57	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		104,300	161	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		19,800	101	(49)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		41,200	306	(53)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		13,000	40	(53)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		13,000	40	(5)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	5,600	24	(23)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		5,600	36	(36)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		1,600	7	(6)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,600	10	(10)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	12,500	11	(36)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		12,500	51	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		16,400	26	(54)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		16,400	39	(16)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		8,300	7	(24)

86	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012	$	8,300	$34	$0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		19,600	36	(56)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		19,600	36	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		19,100	33	(54)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		19,100	55	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		11,000	83	(88)

								$5,551	$(2,387)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$(9)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	(23)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,400	83	(10)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	(5)

						$295	$(47)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$2,127,200	EUR	0	$16,587
Sales	1,070	991,400		14,400	3,432
Closing Buys	(1,070)	(1,606,000)		0	(14,039)
Expirations	0	0		0	0
Exercised	0	(104,000)		0	(134)

Balance at 09/30/2012	0	$1,408,600	EUR	14,400	$5,846

(l)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$7,048	$7,377	0.19%

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$7,000	$7,632	$(7,630)
Fannie Mae	5.500%	10/01/2042	7,000	7,697	(7,675)

				$15,329	$(15,305)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	7,432	$	3,663	UAG	$0	$(3)	$(3)
10/2012	EUR	8,230		10,634	BPS	110	(52)	58
10/2012		23,934		29,982	BRC	0	(774)	(774)
10/2012		28,277		35,506	CBK	0	(832)	(832)
10/2012		136		170	DUB	0	(5)	(5)
10/2012		239		301	HUS	0	(6)	(6)
10/2012		30,511		38,506	JPM	42	(744)	(702)
10/2012		119		150	RBC	0	(3)	(3)
10/2012		59,201		76,462	RYL	394	(9)	385
10/2012		11,512		14,498	UAG	5	(301)	(296)
10/2012	GBP	9,639		15,244	GLM	0	(321)	(321)
10/2012		481		779	JPM	2	0	2
10/2012	MXN	436,250		30,213	HUS	0	(3,626)	(3,626)
10/2012	$	1,700	BRL	3,474	HUS	14	0	14
10/2012		1,930		3,957	UAG	23	0	23
10/2012		84,797	EUR	65,990	BOA	3	0	3
10/2012		71,595		55,629	BPS	0	(109)	(109)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	52,321	EUR	40,540	JPM	$0	$(225)	$(225)
10/2012		16,386	GBP	10,120	HUS	0	(44)	(44)
11/2012	EUR	65,990	$	84,825	BOA	0	(1)	(1)
11/2012		55,629		71,616	BPS	109	0	109
11/2012		87		112	BRC	0	0	0
11/2012		40,540		52,337	JPM	225	0	225
11/2012	GBP	10,120		16,384	HUS	44	0	44
11/2012	JPY	4,560,000		58,002	JPM	0	(446)	(446)
11/2012	$	113	EUR	88	RYL	0	0	0
12/2012	BRL	3,957	$	1,912	UAG	0	(25)	(25)
12/2012	CAD	16,645		17,185	CBK	284	0	284
12/2012		64,953		66,511	DUB	560	0	560
12/2012		55,488		56,965	HUS	623	0	623
12/2012	JPY	1,295,413		16,530	BRC	0	(79)	(79)
12/2012	MXN	8,117		600	HUS	0	(27)	(27)
12/2012		528,383		39,206	JPM	0	(1,592)	(1,592)
12/2012		8,118		600	UAG	0	(27)	(27)
12/2012	$	2,600	BRL	5,318	BRC	3	0	3
12/2012		4,300		8,825	HUS	20	0	20
12/2012		5,500		11,240	MSC	2	0	2
12/2012		2,600		5,323	UAG	6	0	6
12/2012		285	CAD	279	BRC	0	(2)	(2)
12/2012		1,347		1,318	CBK	0	(9)	(9)
12/2012		254		247	RYL	0	(3)	(3)
12/2012		122	MXN	1,664	CBK	6	0	6
12/2012		16		210	DUB	0	0	0
12/2012		3,700		49,007	GLM	84	0	84
12/2012		813		11,015	JPM	37	0	37
12/2012		2,636		34,066	MSC	1	(7)	(6)
12/2012		13,276		172,814	UAG	107	(39)	68
01/2013	EUR	1,700	$	2,107	DUB	0	(80)	(80)
01/2013		11,580		14,230	UAG	0	(671)	(671)
02/2013	CNY	13,073		2,071	BRC	15	0	15
02/2013		18,885		3,000	FBF	29	0	29
02/2013		52,416		8,300	UAG	53	0	53
02/2013	$	6,986	CNY	44,374	CBK	0	(4)	(4)
02/2013		6,302		40,000	HUS	0	(9)	(9)
06/2013	EUR	1,278	$	1,683	BPS	35	0	35
08/2013		2,900		3,660	BPS	0	(79)	(79)
09/2013		6,700		8,418	BOA	0	(224)	(224)
09/2013		10,540		13,410	UAG	48	(233)	(185)
11/2013		20,900		26,311	BOA	0	(663)	(663)
04/2014		1,500		1,895	BPS	0	(44)	(44)
04/2014		1,200		1,521	CBK	0	(30)	(30)
06/2014		2,100		2,656	BPS	0	(61)	(61)
06/2014		1,700		2,156	FBF	0	(43)	(43)
07/2014		1,500		1,898	BPS	0	(43)	(43)
08/2014		1,200		1,519	BPS	0	(35)	(35)

						$2,884	$(11,530)	$(8,646)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,175	$0	$8,175
Corporate Bonds & Notes
Banking & Finance	0	693,471	22,008	715,479
Industrials	0	146,874	1,490	148,364
Utilities	0	81,942	0	81,942
Municipal Bonds & Notes
California	0	35,600	0	35,600
Florida	0	2,348	0	2,348
Georgia	0	1,153	0	1,153
Illinois	0	8,504	0	8,504
Nebraska	0	2,514	0	2,514
Nevada	0	2,708	0	2,708

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
New York	$0	$68,328	$0	$68,328
Ohio	0	15,918	0	15,918
Pennsylvania	0	1,347	0	1,347
Texas	0	28,272	0	28,272
U.S. Government Agencies	0	1,835,178	468	1,835,646
U.S. Treasury Obligations	0	589,819	0	589,819
Mortgage-Backed Securities	0	236,735	2,381	239,116
Asset-Backed Securities	0	36,917	8,780	45,697
Sovereign Issues	0	415,670	0	415,670
Preferred Securities
Banking & Finance	0	9,756	7,937	17,693
Industrials	0	3,868	0	3,868

88	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$64,465	$0	$64,465
Commercial Paper	13,618	11,793	0	25,411
Repurchase Agreements	0	5,441	0	5,441
Short-Term Notes	0	500	0	500
Italy Treasury Bills		3,670		3,670
Japan Treasury Bills	0	58,426	0	58,426
Mexico Treasury Bills	0	34,392	0	34,392
Spain Treasury Bills		10,339		10,339
U.S. Treasury Bills	0	2,754	0	2,754
PIMCO Short-Term Floating NAV Portfolios	548,108	0	0	548,108
	$561,726	$4,416,877	$43,064	$5,021,667

Short Sales, at value	$0	$(15,305)	$0	$(15,305)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$10,943	$0	$10,943
Foreign Exchange Contracts	0	2,884	0	2,884
Interest Rate Contracts	1,806	1,530	0	3,336
	$1,806	$15,357	$0	$17,163

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(10,534)	0	(10,534)
Foreign Exchange Contracts	0	(11,530)	0	(11,530)
Interest Rate Contracts	(74)	(4,211)	(47)	(4,332)
	$(74)	$(26,275)	$(47)	$(26,396)

Totals	$563,458	$4,390,654	$43,017	$4,997,129

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,989	$0	$(120)	$(16)	$(3)	$158	$0	$0	$22,008	$153
Industrials	1,433	0	0	1	0	56	0	0	1,490	56
U.S. Government Agencies	82,410	(81,954)	(23)	0	0	35	0	0	468	0
Mortgage-Backed Securities	452	0	0	5	0	27	1,897	0	2,381	27
Asset-Backed Securities	0	8,589	(144)	11	19	305	0	0	8,780	305
Convertible Preferred Securities
Industrials	65	0	0	0	0	(65)	0	0	0	(65)
Preferred Securities
Banking & Finance	7,974	0	0	0	0	(37)	0	0	7,937	(37)

	$114,323	$(73,365)	$(287)	$1	$16	$479	$1,897	$0	$43,064	$439

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(53)	$0	$0	$0	$0	$6	$0	$0	$(47)	$6

Totals	$114,270	$(73,365)	$(287)	$1	$16	$485	$1,897	$0	$43,017	$445

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,008	Benchmark Pricing	Base Price	100.63
		Third Party Vendor	Broker Quote	96.60
Industrials	1,490	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	468	Benchmark Pricing	Base Price	98.70
Mortgage-Backed Securities	2,381	Benchmark Pricing	Base Price	105.17
		Third Party Vendor	Broker Quote	80.75
Asset-Backed Securities	8,780	Benchmark Pricing	Base Price	89.99
Preferred Securities
Banking & Finance	7,937	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(47)	Indicative Market Quotations	Broker Quote	0.14-0.21

Total	$43,017

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$173	$0	$0	$452	$625
Unrealized appreciation on foreign currency contracts	0	0	0	2,884	0	2,884
Unrealized appreciation on OTC swap agreements	0	10,943	0	0	723	11,666

	$0	$11,116	$0	$2,884	$1,175	$15,175

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,434	$2,434
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	11,530	0	11,530
Unrealized depreciation on OTC swap agreements	0	942	0	0	0	942

	$0	$942	$0	$11,530	$2,440	$14,912

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$695	$695
Net realized gain on written options	0	0	0	0	14,039	14,039
Net realized gain (loss) on swaps	0	(10,913)	0	0	17,065	6,152
Net realized (loss) on foreign currency transactions	0	0	0	(10,882)	0	(10,882)

	$0	$(10,913)	$0	$(10,882)	$31,799	$10,004

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$2,205	$2,205
Net change in unrealized (depreciation) on written options	0	0	0	0	(7,492)	(7,492)
Net change in unrealized appreciation (depreciation) on swaps	0	4,869	0	0	(14,007)	(9,138)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,724)	0	(2,724)

	$0	$4,869	$0	$(2,724)	$(19,294)	$(17,149)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,732 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(10,609) as reported in the Notes to Schedule of Investments.

90	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(675)	$725	$50
BPS	(163)	370	205
BRC	(196)	364	168
CBK	717	(620)	97
DUB	1,153	(1,210)	(57)
FBF	(64)	0	(64)
GLM	(362)	275	(87)
GST	950	(1,210)	(260)
HUS	(2,552)	2,428	(124)
JPM	(2,570)	3,057	488
MSC	(4)	0	(4)
MYC	(330)	295	(35)
RBC	(3)	0	(3)
RYL	(313)	351	38
UAG	(999)	1,087	88

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 20.0%

BANKING & FINANCE 17.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$206
American Express Co.
7.000% due 03/19/2018		3,500	4,436
American Express Credit Corp.
5.875% due 05/02/2013		200	206
7.300% due 08/20/2013		400	424
American International Group, Inc.
5.850% due 01/16/2018		5,000	5,814
6.765% due 11/15/2017	GBP	2,411	4,485
8.000% due 05/22/2068	EUR	10,000	14,427
8.175% due 05/15/2068		$1,000	1,229
8.625% due 05/22/2068	GBP	2,350	4,402
Bank of America Corp.
0.886% due 05/23/2017	EUR	2,600	2,969
6.500% due 08/01/2016		$2,300	2,663
Bank of Montreal
1.950% due 01/30/2018		3,000	3,148
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,087
BNP Paribas S.A.
0.860% due 04/08/2013		20	20
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	681
Citigroup, Inc.
4.750% due 05/19/2015		700	754
8.500% due 05/22/2019		549	727
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		500	489
Export-Import Bank of Korea
5.125% due 06/29/2020		5,000	5,873
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,500	1,531
5.875% due 08/02/2021		400	453
General Electric Capital Corp.
6.875% due 01/10/2039		300	403
Goldman Sachs Group, Inc.
1.439% due 02/07/2014		5,000	4,999
3.300% due 05/03/2015		100	104
HBOS PLC
1.112% due 09/06/2017		4,300	3,509
ICICI Bank Ltd.
5.750% due 11/16/2020		1,900	2,031
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,935
JPMorgan Chase & Co.
1.139% due 05/02/2014		9,700	9,773
7.900% due 04/30/2018 (e)		3,100	3,533
Korea Development Bank
4.375% due 08/10/2015		5,000	5,429
Merrill Lynch & Co., Inc.
0.675% due 01/31/2014	EUR	900	1,143
1.149% due 09/15/2026		$400	296
6.875% due 04/25/2018		3,600	4,319
Morgan Stanley
0.935% due 10/15/2015		8,100	7,724
5.375% due 10/15/2015		3,000	3,234
Pacific LifeCorp
6.000% due 02/10/2020		6,600	7,354
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	206
SLM Corp.
5.140% due 06/15/2016		10,000	9,975
6.250% due 01/25/2016		900	981
SLM Corp. CPI Linked Bond
3.789% due 11/21/2013		45	46

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Capital Trust
5.379% due 10/04/2012 (e)	$3,200	$3,202
Wachovia Corp.
0.825% due 10/15/2016	100	97
Wells Fargo & Co.
7.980% due 03/15/2018 (e)	9,400	10,833

		138,150

INDUSTRIALS 1.3%
Asciano Finance Ltd.
5.000% due 04/07/2018	900	968
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	232
Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,869
Vale Overseas Ltd.
6.875% due 11/10/2039	5,800	6,801

		9,870

UTILITIES 0.9%
CenturyLink, Inc.
6.000% due 04/01/2017	3,000	3,365
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	500	611
8.625% due 04/28/2034	2,200	3,091

		7,067

Total Corporate Bonds & Notes (Cost $138,704)		155,087

MUNICIPAL BONDS & NOTES 3.7%

CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	4,300	5,976
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	103
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	3,364

		9,443

NEW YORK 1.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,718
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,263
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,329

		12,310

TEXAS 0.9%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	600	744
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	6,104

		6,848

Total Municipal Bonds & Notes (Cost $25,939)		28,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 40.3%
Fannie Mae
0.500% due 07/02/2015	$13,000	$13,050
0.767% due 06/25/2041	26	26
2.310% due 08/01/2022	100	103
2.870% due 09/01/2027	100	102
2.935% due 11/01/2021	11,619	12,500
3.500% due 10/01/2041 - 11/01/2042	208,852	222,422
4.000% due 11/01/2042	12,000	12,919
4.500% due 02/01/2031 - 11/01/2042	15,683	16,983
5.000% due 07/01/2033 - 05/01/2041	10,650	11,683
5.375% due 06/12/2017	100	121
5.500% due 11/01/2032 - 05/01/2037	1,217	1,337
Freddie Mac
1.000% due 06/29/2017 - 09/29/2017	1,100	1,113
1.750% due 05/30/2019	2,300	2,387
3.750% due 03/27/2019	300	350
4.375% due 07/17/2015	13,100	14,559
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,634

Total U.S. Government Agencies (Cost $307,904)		312,289

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	506	552
0.125% due 07/15/2022	897	981
1.250% due 07/15/2020	3,257	3,897
1.750% due 01/15/2028 (j)	13,955	18,110
2.125% due 02/15/2040	27	39
2.375% due 01/15/2027	6,249	8,642
2.500% due 01/15/2029	5,549	7,953
U.S. Treasury Notes
0.500% due 07/31/2017 (h)(j)	800	796
0.875% due 07/31/2019 (h)(i)(j)	30,000	29,735
1.000% due 06/30/2019	12,800	12,807
1.000% due 08/31/2019 (h)	72,400	72,276
1.000% due 09/30/2019 (b)	4,300	4,288
1.125% due 05/31/2019 (h)(j)	8,800	8,889
1.500% due 08/31/2018	5,900	6,134
3.375% due 11/15/2019	400	464

Total U.S. Treasury Obligations (Cost $171,549)		175,563

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
0.467% due 10/25/2035	6,553	5,413
Banc of America Funding Corp.
2.614% due 05/25/2035	62	65
Banc of America Mortgage Trust
6.500% due 09/25/2033	43	45
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	396	388
5.606% due 02/25/2033	7	7
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	2,400	2,709
Chase Mortgage Finance Corp.
2.969% due 02/25/2037	194	196
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044	2,400	2,695
Countrywide Home Loan Mortgage Pass-Through Trust
2.923% due 11/19/2033	896	900

92	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.470% due 09/25/2033		$22	$22
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		8,295	7,706
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	1,499	1,889
0.339% due 12/20/2054		1,960	2,470
GSR Mortgage Loan Trust
2.647% due 09/25/2035		$333	336
2.756% due 08/25/2034		1,606	1,372
Leek Finance Ltd.
0.596% due 12/21/2038		1,168	1,187
0.636% due 09/21/2038		340	347
0.907% due 12/21/2037	GBP	232	384
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		$1,609	1,459
Morgan Stanley Capital Trust
5.383% due 11/14/2042		2,300	2,572
Prime Mortgage Trust
5.000% due 02/25/2019		16	16
UBS Commercial Mortgage Trust
0.796% due 07/15/2024		6,400	6,212
WaMu Mortgage Pass-Through Certificates
2.616% due 09/25/2046		398	344
Wells Fargo Mortgage-Backed Securities Trust
2.620% due 06/25/2035		9,091	9,230

Total Mortgage-Backed Securities (Cost $45,901)			47,964

ASSET-BACKED SECURITIES 0.3%
Countrywide Asset-Backed Certificates
0.317% due 05/25/2047		385	376
0.397% due 06/25/2036		124	119
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	47
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		56	55
0.489% due 01/20/2035		75	73
SLM Student Loan Trust
1.271% due 06/15/2023		1,874	1,887
SMS Student Loan Trust
0.637% due 10/28/2028		37	37
0.647% due 04/28/2029		24	24

Total Asset-Backed Securities (Cost $2,574)			2,618

SOVEREIGN ISSUES 8.6%
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		200	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	200	$257
2.250% due 11/01/2013		2,000	2,580
2.500% due 03/01/2015		6,400	8,185
3.750% due 08/01/2015		300	394
4.250% due 08/01/2013		8,900	11,675
4.250% due 07/01/2014		100	133
4.500% due 07/15/2015		100	134
4.750% due 05/01/2017		1,100	1,464
4.750% due 06/01/2017		600	797
5.250% due 08/01/2017		100	136
6.000% due 11/15/2014		2,400	3,315
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		1,400	1,767
Province of British Columbia
4.300% due 06/18/2042	CAD	1,600	1,957
Province of Ontario
0.950% due 05/26/2015		$7,000	7,088
1.600% due 09/21/2016		10,100	10,454
3.000% due 07/16/2018		200	219
3.150% due 06/02/2022	CAD	5,500	5,823
4.400% due 04/14/2020		$1,600	1,903
Province of Quebec
2.750% due 08/25/2021		500	525
3.500% due 12/01/2022	CAD	6,000	6,450
Spain Government International Bond
4.400% due 01/31/2015	EUR	500	655

Total Sovereign Issues (Cost $64,623)			66,149

SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 4.6%
Abbey National Treasury Services PLC
1.860% due 04/25/2013		$30	30
Banco do Brasil S.A.
2.010% due 03/26/2013		10,400	10,367
Dexia Credit Local
1.650% due 09/12/2013		1,700	1,699
1.700% due 09/06/2013		9,500	9,500
Itau Unibanco Holding S.A.
2.010% due 11/05/2012		7,200	7,189
2.010% due 11/13/2012		7,100	7,087

			35,872

COMMERCIAL PAPER 2.1%
Duke Energy Corp.
0.470% due 10/15/2012		7,200	7,199
Ford Motor Credit Co.
1.200% due 11/02/2012		6,500	6,493

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander Commercial Paper S.A
2.200% due 04/02/2013		$500	$494
3.100% due 10/01/2013		2,200	2,131

			16,317

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2012		2,809	2,809

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $2,870. Repurchase proceeds are $2,809.)

ITALY TREASURY BILLS 0.5%
1.451% due 02/28/2013 - 08/14/2013 (c)	EUR	2,900	3,699

JAPAN TREASURY BILLS 6.4%
0.099% due 10/09/2012 - 11/26/2012 (c)	JPY	3,840,000	49,203

MEXICO TREASURY BILLS 1.9%
4.332% due 11/22/2012 - 11/29/2012 (c)	MXN	188,200	14,522

SPAIN TREASURY BILLS 0.4%
1.638% due 06/21/2013 - 09/20/2013 (c)	EUR	2,800	3,514

U.S. TREASURY BILLS 0.1%
0.123% due 03/07/2013 - 03/14/2013 (c)(h)		$710	709

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 11.8%
PIMCO Short-Term Floating NAV Portfolio		5,353,753	53,661
PIMCO Short-Term Floating NAV Portfolio III		3,796,961	37,981

			91,642

Total Short-Term Instruments (Cost $217,213)			218,287

Total Investments 130.0% (Cost $974,407)			$1,006,558

Other Assets and Liabilities (Net) (30.0%)			(232,427)

Net Assets 100.0%			$774,131

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Fund.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $4,491 at a weighted average interest rate of 0.189%.
(h)	Securities with an aggregate market value of $2,297 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

(i)	Securities with an aggregate market value of $304 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	11	$3
90-Day Eurodollar December Futures	Long	12/2014	18	2
90-Day Eurodollar June Futures	Long	06/2015	356	224
90-Day Eurodollar March Futures	Long	03/2015	108	84
90-Day Eurodollar September Futures	Long	09/2015	18	27
Euro-Bund 10-Year Bond December Futures	Short	12/2012	8	(15)

				$325

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $3,295 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	29,800	$(1,159)	$(1,975)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%	$	1,500	$35	$23	$12
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%		1,900	46	30	16
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		900	23	8	15
Australia Government Bond	GST	1.000%	09/20/2016	0.380%		900	22	8	14
Bank of America Corp.	DUB	1.000%	09/20/2014	0.822%		1,100	4	(22)	26
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	1.208%		900	(9)	(13)	4
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		2,800	(3)	(35)	32
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		3,500	(3)	(41)	38
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		900	7	(17)	24
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		1,200	(1)	(13)	12
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		6,000	(5)	(85)	80
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		2,200	(2)	(25)	23
China Government International Bond	BPS	1.000%	06/20/2017	0.778%		600	6	(5)	11
China Government International Bond	BRC	1.000%	09/20/2017	0.831%		1,100	9	(8)	17
China Government International Bond	HUS	1.000%	06/20/2016	0.564%		1,000	16	(20)	36
France Government Bond	CBK	0.250%	09/20/2016	0.835%		2,000	(45)	(135)	90
France Government Bond	UAG	0.250%	12/20/2015	0.597%		4,000	(44)	(216)	172
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.425%		600	(12)	(22)	10
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.425%		400	(8)	(14)	6
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.425%		400	(8)	(14)	6
Italy Government International Bond	BRC	1.000%	09/20/2017	3.423%		1,000	(107)	(160)	53
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		3,400	60	(32)	92
Japan Government International Bond	GST	1.000%	09/20/2016	0.618%		900	14	(9)	23
Japan Government International Bond	UAG	1.000%	12/20/2015	0.459%		3,400	60	1	59
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		1,700	7	(15)	22
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%		500	6	(9)	15
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		500	2	(3)	5
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		100	0	(1)	1
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		1,000	(10)	(29)	19
Republic of Korea	CBK	1.000%	06/20/2017	0.755%		600	6	(6)	12
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.337%		3,700	98	30	68

							$164	$(849)	$1,013

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	1,400	$22	$24	$(2)

94	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-18 10-Year Index	CBK	1.000%	06/20/2022	$	100	$(7)	$(8)	$1

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	1,000	$2	$1	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		14,000	13	(10)	23

							$15	$(9)	$24

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2042	$10,000	$10,902	$(10,900)
Fannie Mae	5.500%	10/01/2042	1,000	1,096	(1,096)

				$11,998	$(11,996)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	471	$	610	JPM	$5	$0	$5
10/2012	JPY	1,610,000		20,253	FBF	0	(379)	(379)
10/2012		1,070,000		13,455	HUS	0	(257)	(257)
10/2012	$	567	EUR	439	JPM	0	(3)	(3)
11/2012	JPY	280,000	$	3,568	BOA	0	(21)	(21)
11/2012		400,000		5,098	CBK	0	(29)	(29)
11/2012		480,000		6,113	UAG	0	(41)	(41)
11/2012	MXN	149,289		11,229	UAG	0	(302)	(302)
12/2012	CAD	13,866		14,213	DUB	134	0	134
12/2012	EUR	8,210		10,709	BPS	150	0	150
12/2012		503		636	BRC	0	(11)	(11)
12/2012		5,815		7,457	CBK	2	(23)	(21)
12/2012		4,490		5,660	HUS	0	(114)	(114)
12/2012		834		1,074	JPM	3	(2)	1
12/2012		12,816		16,398	UAG	0	(85)	(85)
12/2012	GBP	5,571		8,858	BPS	0	(136)	(136)
12/2012		246		398	JPM	1	0	1
12/2012	JPY	242,926		3,099	BRC	0	(16)	(16)
12/2012	MXN	7,494		553	HUS	0	(25)	(25)
12/2012	$	900	BRL	1,841	BRC	1	0	1
12/2012		900		1,844	HUS	3	0	3
12/2012		1,100		2,251	UAG	2	0	2
12/2012		700	MXN	9,053	GLM	0	(1)	(1)
12/2012		753		9,771	UAG	2	(1)	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	2,500	$	3,069	UAG	$0	$(148)	$(148)
02/2013		800		1,025	BPS	0	(5)	(5)
02/2013		1,200		1,511	UAG	0	(34)	(34)
06/2013		1,868		2,459	BPS	52	0	52
09/2013		500		631	UAG	0	(14)	(14)
12/2013		8,900		11,234	BOA	0	(258)	(258)

						$355	$(1,905)	$(1,550)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$138,150	$0	$138,150
Industrials	0	9,870	0	9,870
Utilities	0	7,067	0	7,067
Municipal Bonds & Notes
California	0	9,443	0	9,443
New York	0	12,310	0	12,310
Texas	0	6,848	0	6,848
U.S. Government Agencies	0	312,289	0	312,289
U.S. Treasury Obligations	0	175,563	0	175,563
Mortgage-Backed Securities	0	47,964	0	47,964
Asset-Backed Securities	0	2,618	0	2,618
Sovereign Issues	0	66,149	0	66,149
Short-Term Instruments
Certificates of Deposit	0	35,872	0	35,872
Commercial Paper	2,625	13,692	0	16,317
Repurchase Agreements	0	2,809	0	2,809
Italy Treasury Bills	0	3,699	0	3,699
Japan Treasury Bills	0	49,203	0	49,203
Mexico Treasury Bills	0	14,522	0	14,522
Spain Treasury Bills	0	3,514	0	3,514

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
U.S. Treasury Bills	$0	$709	$0	$709
PIMCO Short-Term Floating NAV Portfolios	91,642	0	0	91,642
	$94,267	$912,291	$0	$1,006,558

Short Sales, at value	$0	$(11,996)	$0	$(11,996)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,014	0	1,014
Foreign Exchange Contracts	0	355	0	355
Interest Rate Contracts	340	24	0	364
	$340	$1,393	$0	$1,733

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2)	0	(2)
Foreign Exchange Contracts	0	(1,905)	0	(1,905)
Interest Rate Contracts	(15)	(1,975)	0	(1,990)
	$(15)	$(3,882)	$0	$(3,897)

Totals	$94,592	$897,806	$0	$992,398

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
U.S. Government Agencies	$12,767	$(12,772)	$0	$0	$0	$5	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

96	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$125	$125
Unrealized appreciation on foreign currency contracts	0	0	0	355	0	355
Unrealized appreciation on OTC swap agreements	0	1,014	0	0	24	1,038

	$0	$1,014	$0	$355	$149	$1,518

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$1	$1
Unrealized depreciation on foreign currency contracts	0	0	0	1,905	0	1,905
Unrealized depreciation on OTC swap agreements	0	2	0	0	0	2

	$0	$2	$0	$1,905	$1	$1,908

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$3,151	$3,151
Net realized gain on swaps	0	437	0	0	18	455
Net realized gain on foreign currency transactions	0	0	0	1,587	0	1,587

	$0	$437	$0	$1,587	$3,169	$5,193

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$1,893	$1,893
Net change in unrealized appreciation (depreciation) on swaps	0	552	0	0	(3,165)	(2,613)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	110	0	110

	$0	$552	$0	$110	$(1,272)	$(610)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $325 and open centrally cleared swaps cumulative (depreciation) of $(1,975) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(221)	$271	$50
BPS	65	0	65
BRC	(120)	128	8
CBK	(56)	179	123
DUB	260	(280)	(20)
FBF	(387)	496	109
GLM	(1)	0	(1)
GST	96	0	96
HUS	(381)	440	59
JPM	(7)	0	(7)
UAG	(604)	783	179

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO Unconstrained Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.5%
AES Corp.
4.250% due 05/27/2018		$19,859	$19,994
Charter Communications, Inc.
3.470% due 09/06/2016		11,455	11,488
DaVita, Inc.
4.000% due 08/24/2019		12,500	12,547
Del Monte Foods Co.
4.500% due 02/16/2018		21,572	21,581
Delos Aircraft, Inc.
4.750% due 04/12/2016		14,700	14,865
DigitalGlobe, Inc.
5.750% due 10/12/2018		12,196	12,267
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		9,067	9,110
First Data Corp.
2.967% due 09/24/2014		1,211	1,206
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		72,125	72,481
JBS USA Holdings, Inc.
4.250% due 05/25/2018		4,950	4,938
Kinetic Concepts, Inc.
7.000% due 05/04/2018		14,863	15,095
NRG Energy, Inc.
4.000% due 07/01/2018		1,387	1,397
Penn National Gaming, Inc.
3.750% due 07/14/2018		6,806	6,843
Quintiles Transnational Corp.
5.000% due 06/08/2018		25,675	25,861
Residential Cap LLC
5.000% due 11/18/2013		15,000	15,084
RFC Borrower LLC
6.750% due 11/18/2013		1,500	1,523
Springleaf Financial Funding Co.
5.500% due 05/10/2017		103,530	101,563
Terex Corp.
6.000% due 04/28/2017	EUR	13,342	17,060
Vodafone Americas Finance
6.250% due 07/24/2016		$20,625	21,347
6.875% due 08/17/2015		17,720	18,341

Total Bank Loan Obligations (Cost $403,120)			404,591

CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 20.0%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	71,417
AGFC Capital Trust
6.000% due 01/15/2067		6,600	3,729
Ally Financial, Inc.
3.779% due 06/20/2014		70,200	72,132
8.000% due 03/15/2020		1,200	1,410
American Express Bank FSB
5.500% due 04/16/2013		11,000	11,301
American Express Co.
7.000% due 03/19/2018		5,400	6,844
7.250% due 05/20/2014		1,000	1,104
American Express Credit Corp.
5.875% due 05/02/2013		200	206
American International Group, Inc.
4.250% due 05/15/2013		4,500	4,596
4.250% due 09/15/2014		29,000	30,656
5.600% due 10/18/2016		1,500	1,711
5.850% due 01/16/2018		400	465
6.765% due 11/15/2017	GBP	220	409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/22/2068	EUR	900	$1,298
8.250% due 08/15/2018		$15,730	20,281
8.625% due 05/22/2068	GBP	200	375
ASIF Global Financing
4.900% due 01/17/2013		$15,200	15,279
Banco Bradesco S.A.
2.537% due 05/16/2014		49,700	50,069
Banco Santander Chile
2.055% due 01/19/2016		25,000	24,313
2.875% due 11/13/2012		43,900	43,992
Bank of America Corp.
0.715% due 10/14/2016		1,700	1,620
1.867% due 01/30/2014		44,100	44,431
4.500% due 04/01/2015		5,000	5,359
5.650% due 05/01/2018		81,500	93,051
5.750% due 12/01/2017		3,240	3,733
6.000% due 09/01/2017		1,610	1,865
7.375% due 05/15/2014		19,100	20,917
7.625% due 06/01/2019		11,500	14,382
Banque PSA Finance S.A.
2.361% due 04/04/2014		65,600	64,334
Barclays Bank PLC
1.496% due 01/13/2014		55,300	55,543
2.375% due 01/13/2014		76,300	77,569
6.050% due 12/04/2017		28,062	30,338
6.750% due 05/22/2019		600	734
7.700% due 04/25/2018 (g)		1,919	1,956
10.179% due 06/12/2021		6,980	9,106
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	30,339
7.250% due 02/01/2018		52,900	66,102
BPCE S.A.
2.375% due 10/04/2013		2,500	2,512
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,412
Capital One Capital
8.875% due 05/15/2040		9,700	9,919
CitiFinancial, Inc.
6.625% due 06/01/2015		100	108
Citigroup, Inc.
0.382% due 06/28/2013	EUR	100	128
4.587% due 12/15/2015		$2,200	2,389
5.300% due 10/17/2012		500	501
5.500% due 04/11/2013		300	307
6.125% due 05/15/2018		6,640	7,871
8.500% due 05/22/2019		1,920	2,543
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		58,600	58,053
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,500	16,120
Export-Import Bank of Korea
4.000% due 01/29/2021		22,500	24,632
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		2,300	2,427
5.625% due 09/15/2015		600	657
6.625% due 08/15/2017		14,500	16,840
7.000% due 10/01/2013		825	874
7.000% due 04/15/2015		1,158	1,300
8.000% due 06/01/2014		3,100	3,425
8.700% due 10/01/2014		4,215	4,796
General Electric Capital Corp.
0.519% due 12/20/2013		4,000	3,940
Goldman Sachs Group, Inc.
0.649% due 11/15/2014	EUR	100	126
0.675% due 02/04/2013		100	128
0.823% due 03/22/2016		$850	818
3.625% due 02/07/2016		54,900	57,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 01/28/2014	EUR	30	$40
5.250% due 07/27/2021		$24,200	26,732
5.375% due 02/15/2013	EUR	19,900	25,998
5.375% due 03/15/2020		$98,750	110,393
5.750% due 10/01/2016		200	227
6.150% due 04/01/2018		12,500	14,611
7.500% due 02/15/2019		21,190	26,318
HSBC Bank PLC
3.100% due 05/24/2016		29,872	31,511
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,000	2,160
6.000% due 08/09/2017		18,800	21,944
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	494
HSBC Finance Corp.
0.705% due 01/15/2014		1,800	1,789
0.848% due 06/01/2016		4,100	3,921
HSBC Holdings PLC
5.100% due 04/05/2021		84,900	98,273
6.500% due 05/02/2036		2,300	2,706
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,023
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	7,004
International Lease Finance Corp.
5.625% due 09/20/2013		10,480	10,847
5.875% due 05/01/2013		2,529	2,599
6.500% due 09/01/2014		78,200	84,456
6.625% due 11/15/2013		4,700	4,935
6.750% due 09/01/2016		70,400	79,464
Intesa Sanpaolo SpA
6.500% due 02/24/2021		61,000	59,691
JPMorgan Chase & Co.
3.450% due 03/01/2016		24,300	25,935
4.250% due 10/15/2020		14,200	15,545
4.350% due 08/15/2021		15,000	16,567
4.400% due 07/22/2020		10,100	11,137
4.625% due 05/10/2021		48,400	54,210
6.300% due 04/23/2019		1,000	1,231
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,787
6.000% due 10/01/2017		$22,000	26,069
LBG Capital PLC
6.385% due 05/12/2020	EUR	8,750	10,345
7.588% due 05/12/2020	GBP	11,000	17,290
7.867% due 12/17/2019		850	1,345
7.875% due 11/01/2020		$560	566
8.500% due 12/17/2021 (g)		3,600	3,348
9.334% due 02/07/2020	GBP	2,200	3,654
15.000% due 12/21/2019	EUR	1,100	1,841
Lloyds TSB Bank PLC
4.385% due 05/12/2017 (g)		600	493
5.800% due 01/13/2020		$10,300	11,916
6.500% due 03/24/2020	EUR	10,000	12,983
12.000% due 12/16/2024 (g)		$57,000	64,029
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	408
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	300	379
0.595% due 08/25/2014		1,300	1,638
5.000% due 02/03/2014		$5,000	5,208
5.000% due 01/15/2015		13,886	14,923
5.450% due 02/05/2013		6,750	6,854
5.450% due 07/15/2014		4,500	4,803
5.571% due 10/04/2012		3,000	3,001
6.150% due 04/25/2013		4,427	4,559
6.400% due 08/28/2017		6,150	7,164
6.875% due 04/25/2018		41,650	49,972

98	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife Institutional Funding
1.361% due 04/04/2014		$17,500	$17,645
Morgan Stanley
2.875% due 07/28/2014		13,900	14,204
3.927% due 03/01/2013	AUD	3,900	4,033
5.300% due 03/01/2013		$100	102
5.500% due 01/26/2020		9,000	9,813
5.500% due 07/24/2020		1,300	1,406
5.550% due 04/27/2017		940	1,032
5.750% due 10/18/2016		500	550
5.750% due 01/25/2021		111,800	122,947
5.950% due 12/28/2017		500	562
6.000% due 04/28/2015		5,900	6,398
6.250% due 08/28/2017		19,200	21,809
6.625% due 04/01/2018		3,300	3,797
7.300% due 05/13/2019		19,500	23,045
Murray Street Investment Trust
4.647% due 03/09/2017		5,800	6,236
Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,717
Petrobras Global Finance BV
5.375% due 10/01/2029 (c)	GBP	14,000	22,890
Prudential Covered Trust
2.997% due 09/30/2015		$69,000	71,737
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	60,244
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	33,161
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (g)		3,200	3,137
5.260% due 12/31/2013 (g)		300	303
Rabobank Group
3.875% due 02/08/2022		71,600	76,156
4.500% due 01/11/2021		115,200	129,125
6.875% due 03/19/2020	EUR	5,000	6,779
11.000% due 06/30/2019 (g)		$300	396
RBS Capital Trust
2.321% due 12/30/2012 (g)	EUR	1,150	881
4.709% due 07/01/2013 (g)		$900	567
5.512% due 09/30/2014 (g)		2,000	1,270
RCI Banque S.A.
2.328% due 04/11/2014		21,500	21,070
4.600% due 04/12/2016		14,400	14,722
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		4,500	4,114
4.375% due 03/16/2016		11,500	12,398
4.625% due 09/22/2021	EUR	1,600	1,791
5.500% due 03/23/2020		350	531
6.400% due 10/21/2019		$52,650	60,603
6.666% due 10/05/2017 (g)	CAD	5,200	3,976
6.990% due 10/05/2017 (g)		$20,945	19,060
7.387% due 12/29/2049 (g)	GBP	939	1,020
7.640% due 09/29/2017 (g)		$8,600	7,117
7.648% due 09/30/2031 (g)		2,125	2,083
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		21,700	23,061
SLM Corp.
0.751% due 01/27/2014		22,600	21,955
6.250% due 01/25/2016		17,900	19,511
8.450% due 06/15/2018		8,430	9,918
Societe Generale S.A.
4.196% due 01/26/2015 (g)	EUR	100	96
5.922% due 04/05/2017 (g)		$200	162
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	5,382
5.750% due 09/15/2016		$900	779

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stone Street Trust
5.902% due 12/15/2015		$29,800	$31,361
UBS AG
4.280% due 04/15/2015 (g)	EUR	3,100	3,593
4.875% due 08/04/2020		$71,200	79,777
5.750% due 04/25/2018		13,600	16,050
5.875% due 12/20/2017		2,100	2,489
Waha Aerospace BV
3.925% due 07/28/2020		40,880	44,048
Wells Fargo Bank N.A.
0.647% due 05/16/2016		500	487
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	31,240
7.375% due 03/15/2032		1,200	1,429
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (g)	EUR	1,200	1,728

			3,193,589

INDUSTRIALS 4.9%
Altria Group, Inc.
4.125% due 09/11/2015		$600	657
9.700% due 11/10/2018		3,074	4,409
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		31,400	32,444
American Airlines Pass-Through Trust
10.375% due 01/02/2021		2,574	2,792
American Airlines, Inc.
10.500% due 10/15/2012^		17,810	19,725
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,650
Barrick North America Finance LLC
4.400% due 05/30/2021		18,000	19,623
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	9,200	11,749
BMW U.S. Capital LLC
0.829% due 12/21/2012		$1,600	1,602
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,953
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	1,065
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		7,200	7,884
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,355
California Institute of Technology
4.700% due 11/01/2111		25,000	28,189
CBS Corp.
8.875% due 05/15/2019		5,000	6,712
Centex Corp.
5.700% due 05/15/2014		1,000	1,055
6.500% due 05/01/2016		4,500	5,063
Chesapeake Energy Corp.
7.625% due 07/15/2013		225	235
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,931
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		482	525
Continental Airlines, Inc.
6.750% due 09/15/2015		5,200	5,480
CVS Pass-Through Trust
7.507% due 01/10/2032		41,224	53,031
D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,713
6.500% due 04/15/2016		4,330	4,839
6.875% due 05/01/2013		9,900	10,209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.972% due 03/28/2014		$36,500	$36,582
6.500% due 11/15/2013		5,000	5,324
Deluxe Corp.
5.125% due 10/01/2014		6,900	7,271
El Paso LLC
7.800% due 08/01/2031		100	117
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		575	651
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,268
Harvest Operations Corp.
6.875% due 10/01/2017		$5,500	6,050
HCA, Inc.
5.750% due 03/15/2014		5,000	5,275
6.500% due 02/15/2020		7,600	8,474
7.875% due 02/15/2020		10,000	11,287
KB Home
5.875% due 01/15/2015		1,200	1,247
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		15,000	17,517
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		8,800	8,919
Masco Corp.
4.800% due 06/15/2015		3,000	3,162
5.850% due 03/15/2017		2,500	2,717
6.125% due 10/03/2016		5,000	5,509
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	13,077
McKesson Corp.
7.500% due 02/15/2019		5,000	6,460
MGM Resorts International
11.125% due 11/15/2017		5,000	5,556
13.000% due 11/15/2013		5,000	5,663
New York Times Co.
5.000% due 03/15/2015		2,000	2,108
Office Depot, Inc.
6.250% due 08/15/2013		2,598	2,647
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,766
Pactiv LLC
8.125% due 06/15/2017		5,000	4,925
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	30,407
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	13,370
Phillips 66
4.300% due 04/01/2022		4,000	4,389
PulteGroup, Inc.
5.200% due 02/15/2015		4,715	5,021
Reynolds American, Inc.
6.750% due 06/15/2017		300	364
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,009
7.125% due 04/15/2019		8,700	9,222
7.750% due 10/15/2016		4,500	4,703
7.875% due 08/15/2019		2,375	2,577
Rohm and Haas Co.
6.000% due 09/15/2017		700	838
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,639
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	5,112
RZD Capital Ltd.
5.739% due 04/03/2017		24,000	26,654
Staples, Inc.
9.750% due 01/15/2014		6,000	6,640

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Steel Dynamics, Inc.
7.375% due 11/01/2012		$11,295	$11,351
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	5,092
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,605
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,903
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,988
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	2,166
Transocean, Inc.
6.500% due 11/15/2020		25,800	30,866
UAL Pass-Through Trust
10.400% due 05/01/2018		14,998	17,285
United Airlines, Inc.
1.000% due 04/15/2016^ (r)		300	85
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		500	445
Volkswagen International Finance NV
0.911% due 10/01/2012		200	200
1.875% due 04/01/2014		89,900	91,254
Volvo Treasury AB
5.950% due 04/01/2015		20,000	21,919
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,560
WPP Finance UK
5.875% due 06/15/2014		18,751	20,102
Wynn Las Vegas LLC
7.750% due 08/15/2020		28,050	31,346
7.875% due 11/01/2017		3,125	3,422

			770,996

UTILITIES 1.8%
AES Corp.
7.375% due 07/01/2021		725	830
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		5,000	6,519
BP Capital Markets PLC
3.625% due 05/08/2014		4,900	5,141
4.500% due 10/01/2020		26,300	30,589
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013		17,195	18,080
Dominion Resources, Inc.
4.450% due 03/15/2021		40,000	46,043
7.500% due 06/30/2066		5,000	5,454
Duke Energy Corp.
3.950% due 09/15/2014		300	318
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		4,400	5,143
6.400% due 09/15/2020		6,462	7,650
Embarq Corp.
7.995% due 06/01/2036		3,800	4,290
Enel Finance International NV
3.875% due 10/07/2014		8,800	9,052
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		5,000	5,443
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		8,510	9,478
6.510% due 03/07/2022		28,850	34,057
7.343% due 04/11/2013		500	517
8.125% due 07/31/2014		700	774
8.146% due 04/11/2018		10,100	12,354
9.250% due 04/23/2019		17,950	23,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	$640	$725
Korea Electric Power Corp.
3.000% due 10/05/2015	1,000	1,045
Midwest Generation LLC
8.560% due 01/02/2016	1,625	1,479
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,853
Petroleos Mexicanos
5.500% due 01/21/2021	28,600	33,676
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	4,200	4,559
TNK-BP Finance S.A.
6.250% due 02/02/2015	4,500	4,911
6.625% due 03/20/2017	6,200	7,091
7.875% due 03/13/2018	4,400	5,347
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,529

		290,417

Total Corporate Bonds & Notes (Cost $3,929,572)		4,255,002

MUNICIPAL BONDS & NOTES 5.0%

ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	25,148

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,528

CALIFORNIA 2.5%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,704
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	965
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	13,078
7.500% due 04/01/2034	2,500	3,298
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	59,500	81,683
7.950% due 03/01/2036	48,325	57,788
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	400	438
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	780
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	28,044
6.200% due 03/01/2019	30,000	35,618
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,840
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	1,100	887
5.000% due 06/01/2033	3,500	2,856
5.750% due 06/01/2047	3,625	3,090
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	26,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	$2,500	$3,154
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,000	6,706
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	31,352
6.166% due 07/01/2040	13,500	15,615
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	16,511
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	7,055
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	11,140
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	89
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,472
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	838
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (e)	7,500	2,941
0.000% due 09/01/2046 (e)	12,930	4,941
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	11,013
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,742
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	903
6.583% due 05/15/2049	10,300	13,714
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	8,716

		407,856

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	217
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	21,839

		22,056

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2024	11,250	14,186
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	183

		14,369

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	321

100	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	$7,000	$7,980

		8,301

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	10,148

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	22,500	27,329
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	533
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.406% due 01/01/2019	350	365
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	900	937

		29,164

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,830
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,648

		11,478

LOUISIANA 0.0%
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	297

MASSACHUSETTS 0.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
4.031% due 07/01/2020	450	463
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,059

		8,522

MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	280

MINNESOTA 0.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	10,029

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,631

NEW YORK 0.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	$8,000	$9,473
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	5,242
5.687% due 12/01/2023	6,470	8,080
5.887% due 12/01/2024	3,845	4,883
6.246% due 06/01/2035	7,300	8,503
New York City, New York General Obligation Notes, (BABs), Series 2010
3.947% due 10/01/2019	9,350	10,539
4.047% due 10/01/2020	8,300	9,431
4.787% due 12/01/2018	4,525	5,293
4.937% due 12/01/2019	3,075	3,648
5.037% due 12/01/2020	3,075	3,700
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.000% due 06/15/2037	210	236
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	6,328
4.905% due 11/01/2024	300	364
5.075% due 11/01/2025	1,500	1,840
5.808% due 08/01/2030	5,000	5,784
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	8,000	9,153
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,759
5.750% due 06/01/2043	6,100	5,203
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	464

		101,669

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,664

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	730
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,801
5.875% due 06/01/2030	1,200	992
5.875% due 06/01/2047	25,325	20,445
6.500% due 06/01/2047	9,295	8,223

		32,191

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	4,144
5.501% due 06/15/2023	3,500	4,172
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	354

		8,670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$200	$16

TEXAS 0.2%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2008
5.000% due 10/01/2037	360	405
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
6.125% due 11/01/2035	400	400
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2035	5,000	5,414
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.966% due 02/15/2031	100	131
North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,863
0.000% due 09/01/2043	3,800	613
5.500% due 09/01/2041	7,500	8,963
San Antonio, Texas Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	242
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,994
Texas State General Obligation Bonds, (BABs), Series 2010
4.273% due 04/01/2026	4,000	4,649
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	557

		30,231

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	710

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,404
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,158
2.803% due 07/01/2021	8,500	8,701
2.953% due 07/01/2022	15,000	15,336
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	13,753

		57,352

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,705	4,369

Total Municipal Bonds & Notes (Cost $669,127)		791,679

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
0.000% due 03/25/2019 (b)	1	1
0.277% due 07/25/2037	283	272

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.305% due 12/25/2036	$196	$187
0.317% due 01/25/2021	30	30
0.337% due 03/25/2034	215	214
0.347% due 03/25/2036	110	103
0.367% due 08/25/2034	80	79
0.417% due 10/27/2037	400	398
0.517% due 12/25/2028	15	15
0.567% due 03/25/2037 - 09/25/2042	1,256	1,266
0.670% due 10/18/2030	7	7
0.717% due 03/25/2017	23	23
0.867% due 05/25/2030	254	255
1.117% due 04/25/2032	5	6
1.348% due 08/01/2042 - 09/01/2044	497	513
1.625% due 11/25/2023	79	81
2.220% due 05/01/2036	271	289
2.249% due 12/01/2034	99	104
2.253% due 08/01/2029	23	24
2.283% due 12/01/2034	169	179
2.300% due 01/01/2036	303	319
2.328% due 09/01/2039	32	34
2.340% due 09/01/2031	37	40
2.343% due 06/01/2030	1	1
2.492% due 11/01/2034	877	943
2.500% due 02/01/2022 - 11/01/2027	990,991	1,040,891
2.514% due 09/01/2035	1,324	1,419
2.558% due 06/01/2035	235	251
2.612% due 12/01/2035	8	8
2.627% due 02/01/2036	114	122
2.634% due 03/01/2036	468	502
2.867% due 09/01/2034	46	49
3.000% due 10/01/2042 - 11/01/2042	61,000	64,313
3.257% due 05/01/2036	42	44
3.500% due 11/01/2025 - 06/01/2026	9,630	10,339
4.000% due 03/01/2013 - 04/01/2042	13,328	14,277
4.349% due 08/01/2028	10	11
4.406% due 03/01/2027	2	2
4.500% due 11/01/2024 - 01/01/2025	2,044	2,207
4.502% due 12/01/2036	84	89
5.000% due 06/01/2018 - 01/01/2041	18,453	20,085
5.610% due 01/25/2032	123	135
5.750% due 02/25/2033	289	312
6.000% due 05/01/2038 - 07/25/2044	601	670
6.473% due 10/25/2031	74	78
6.500% due 06/17/2038 - 10/01/2042	16,084	18,076
6.589% due 10/25/2031	391	439
7.500% due 12/25/2019 - 06/01/2031	478	540
8.500% due 10/25/2019	9	10
9.000% due 12/25/2019	46	53
Federal Housing Administration
1.000% due 07/01/2020	929	910
7.430% due 02/01/2023	6	6
7.465% due 11/01/2019	47	46
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	5,014
Freddie Mac
0.421% due 10/15/2020	25	25
0.571% due 12/15/2029	141	142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.721% due 01/15/2032	$27	$27
1.200% due 10/15/2020	3	3
1.306% due 10/25/2044	549	554
1.511% due 07/25/2044	4,856	4,964
1.740% due 10/25/2021 (a)	37,834	4,161
2.348% due 12/01/2032	12	13
2.421% due 09/01/2035	24	25
2.839% due 03/01/2036	290	311
2.856% due 08/01/2035 - 09/01/2035	61	65
2.996% due 05/01/2025	6	6
4.000% due 11/01/2040 - 02/01/2041	13,309	14,657
4.500% due 09/01/2039 - 09/01/2041	1,487	1,604
5.000% due 03/15/2021 - 04/01/2030	23,676	25,724
5.500% due 03/01/2023	25	27
6.500% due 10/25/2043	142	166
6.555% due 09/25/2029	309	323
7.000% due 06/15/2013	16	16
7.002% due 11/25/2030	100	105
7.500% due 08/15/2030	41	49
8.322% due 12/25/2030	184	204
Ginnie Mae
0.519% due 05/20/2037	3,457	3,472
0.721% due 04/16/2032	21	21
0.771% due 12/16/2025	93	95
1.625% due 12/20/2021 - 07/20/2030	353	367
1.750% due 04/20/2030	33	35
2.000% due 06/20/2021 - 10/20/2027	134	140
3.000% due 10/01/2042	1,418,000	1,518,811
3.500% due 11/20/2017 - 05/15/2039	563	618
4.000% due 12/20/2017	4	5
4.500% due 08/15/2033 - 01/15/2041	1,783	1,965
5.500% due 10/15/2034 - 06/20/2035	281	310
6.000% due 06/20/2038	225	246
7.500% due 08/20/2029	106	125
8.000% due 03/20/2030	29	36
8.500% due 04/20/2030 - 03/20/2031	4	5
NCUA Guaranteed Notes
0.755% due 03/09/2021	17,601	17,614
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 05/02/2016	20,246	24,486
Residual Funding Corp. Strips
0.000% due 10/15/2019	12,600	11,528
Small Business Administration
4.760% due 09/01/2025	221	248
4.875% due 09/10/2013	41	42
5.600% due 09/01/2028	599	695
6.220% due 12/01/2028	694	815
7.190% due 12/01/2019	179	200
7.200% due 10/01/2019	759	845
Tennessee Valley Authority
5.250% due 09/15/2039	5,000	6,663

Total U.S. Government Agencies (Cost $2,777,323)		2,828,839

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 34.2%
U.S. Treasury Bonds
3.000% due 05/15/2042	$22,000	$22,849
3.125% due 11/15/2041	1,100	1,174
3.125% due 02/15/2042	29,400	31,320
3.500% due 02/15/2039 (k)(m)(n)	76,800	88,296
3.750% due 08/15/2041 (m)(n)	166,700	199,597
4.375% due 02/15/2038	35,700	47,074
4.375% due 05/15/2040	22,000	29,143
4.500% due 08/15/2039	44,200	59,580
6.250% due 08/15/2023	70,000	101,621
7.125% due 02/15/2023	37,900	57,875
7.250% due 08/15/2022	32,350	49,369
7.500% due 11/15/2024	46,400	74,856
7.625% due 11/15/2022	73,000	114,530
7.875% due 02/15/2021	51,600	78,779
8.000% due 11/15/2021	80,372	125,939
8.125% due 05/15/2021	33,000	51,369
8.125% due 08/15/2021	35,400	55,495
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (m)(n)	416,760	455,050
0.125% due 07/15/2022	458,507	501,527
0.750% due 02/15/2042	71,891	78,361
1.125% due 01/15/2021	38,093	45,128
1.250% due 07/15/2020 (n)	135,630	162,279
2.125% due 02/15/2041 (n)	71,667	105,670
2.375% due 01/15/2025	8,265	11,238
U.S. Treasury Notes
0.250% due 02/15/2015 (l)	24,500	24,489
0.625% due 08/31/2017	17,700	17,718
0.875% due 01/31/2017 (l)	58,300	59,216
0.875% due 02/28/2017 (l)	28,500	28,948
0.875% due 04/30/2017	7,900	8,015
1.000% due 06/30/2019	37,300	37,320
1.375% due 11/30/2018 (l)	197,600	203,790
1.500% due 07/31/2016 (k)	155,900	162,209
1.625% due 08/15/2022	1,279,292	1,278,492
1.750% due 05/15/2022 (m)	139,455	141,492
1.875% due 08/31/2017	200	212
2.000% due 02/15/2022 (l)	45,800	47,661
2.125% due 08/15/2021 (n)	261,760	277,016
2.250% due 03/31/2016	15,200	16,190
2.250% due 07/31/2018 (m)(n)	204,100	221,034
2.625% due 11/15/2020	7,500	8,286
3.125% due 05/15/2019	109,600	125,030
3.125% due 05/15/2021	81,100	92,758
3.250% due 07/31/2016 (k)	151,500	167,763
3.625% due 08/15/2019	64	75

Total U.S. Treasury Obligations (Cost $5,269,490)		5,465,833

MORTGAGE-BACKED SECURITIES 10.8%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035	32	29
5.266% due 10/25/2035	6,436	6,094
American General Mortgage Loan Trust
5.150% due 03/25/2058	4,293	4,446
American Home Mortgage Assets LLC
0.407% due 05/25/2046	1,060	670
0.427% due 10/25/2046	312	182
1.068% due 11/25/2046	12,977	6,676
1.088% due 10/25/2046	5,843	3,578
1.108% due 09/25/2046	2,312	1,344
American Home Mortgage Investment Trust
2.155% due 09/25/2045	1,167	1,039
2.533% due 10/25/2034	112	113
2.709% due 02/25/2045	2,304	2,245

102	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	6,555	$8,456
Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$737	777
6.000% due 01/25/2036		2,011	1,547
Banc of America Funding Corp.
0.280% due 07/25/2037		7,806	6,557
0.290% due 07/25/2037		10,781	9,060
0.449% due 06/20/2047		22,972	20,595
0.499% due 06/20/2047		2,000	998
0.617% due 05/25/2037		818	518
2.614% due 05/25/2035		62	65
5.447% due 05/20/2036		2,634	2,491
5.500% due 09/25/2034		4,202	4,054
5.630% due 01/20/2047^		1,124	802
5.806% due 03/25/2037^		49	37
5.904% due 10/20/2046		6,334	5,719
6.000% due 03/25/2037^		6,499	5,710
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		117,503	117,655
Banc of America Mortgage Trust
2.939% due 01/25/2035		762	738
2.965% due 02/25/2034		336	337
3.000% due 02/25/2036		145	115
3.113% due 05/25/2034		2,774	2,747
6.500% due 10/25/2031		11	11
6.500% due 09/25/2033		237	250
BCAP LLC Trust
2.612% due 10/26/2036		751	34
5.250% due 02/26/2036		8,354	8,392
5.250% due 04/26/2037		19,463	18,037
5.250% due 06/26/2037		4,093	3,964
5.491% due 03/26/2037		13,300	10,740
5.676% due 07/26/2035		1,700	1,716
9.908% due 04/26/2037		5,368	1,536
11.084% due 06/26/2036		10,357	1,911
11.710% due 02/26/2036		3,521	1,132
BCRR Trust
5.983% due 08/17/2045		6,890	7,975
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		368	361
2.470% due 10/25/2035		1,092	1,029
2.570% due 03/25/2035		1,703	1,724
2.722% due 04/25/2034		292	288
2.764% due 08/25/2033		965	988
2.803% due 10/25/2033		51	52
2.819% due 01/25/2035		1,207	1,188
2.959% due 02/25/2034		78	77
2.974% due 08/25/2035^		3,544	2,777
2.994% due 01/25/2034		805	811
2.999% due 10/25/2034		144	120
3.078% due 03/25/2035		3,942	3,975
3.101% due 07/25/2034		251	241
3.117% due 05/25/2047^		1,026	789
3.189% due 05/25/2034		38	37
3.229% due 05/25/2034		113	114
3.399% due 11/25/2034		18	18
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		73	69
0.377% due 08/25/2036		4,917	2,876
0.417% due 02/25/2034		292	191
0.897% due 09/25/2034		344	335
0.917% due 09/25/2034		2,438	2,381
2.694% due 01/25/2036^		3,745	2,275
2.768% due 11/25/2035^		357	262
2.890% due 05/25/2035		7,135	6,850
2.921% due 11/25/2036		3,760	2,528
2.937% due 08/25/2036^		35	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.974% due 11/25/2036	$6,190	$3,964
3.006% due 09/25/2035	3,076	2,500
4.848% due 11/25/2036^	1,518	1,121
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	2,164	1,261
2.840% due 01/26/2036	454	287
CC Mortgage Funding Corp.
0.447% due 05/25/2036	3,578	2,753
Chase Mortgage Finance Corp.
2.914% due 03/25/2037	251	219
2.915% due 07/25/2037	260	273
2.935% due 02/25/2037	767	776
2.940% due 02/25/2037	685	682
2.968% due 02/25/2037	307	306
Chaseflex Trust
0.517% due 07/25/2037	1,636	1,284
0.677% due 07/25/2037^	827	446
6.000% due 02/25/2037^	1,690	1,379
6.350% due 08/25/2037	5,654	4,623
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	874	897
6.000% due 09/25/2037	1,352	1,415
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	1,020	1,031
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,712	1,705
2.230% due 09/25/2035	472	470
2.340% due 09/25/2035	6,972	6,770
2.679% due 08/25/2035	3,674	3,480
2.865% due 02/25/2034	467	467
2.987% due 11/25/2036^	1,877	1,381
5.500% due 09/25/2035^	262	260
6.146% due 09/25/2037^	9,382	7,823
Citimortgage Alternative Loan Trust
6.000% due 10/25/2037^	17,274	14,360
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	196	200
Countrywide Alternative Loan Trust
0.357% due 04/25/2047	8,861	6,602
0.377% due 02/25/2047	543	402
0.387% due 01/25/2037^	618	428
0.397% due 05/25/2047	8,943	6,146
0.399% due 02/20/2047	7,361	4,128
0.407% due 11/25/2046	394	260
0.414% due 12/20/2046	10,898	6,736
0.417% due 06/25/2037	56	42
0.429% due 03/20/2046	4,505	2,716
0.429% due 07/20/2046^	1,104	526
0.497% due 12/25/2035	495	412
0.497% due 02/25/2037	668	419
0.517% due 01/25/2036	10,535	7,205
0.539% due 11/20/2035	4,837	3,143
0.567% due 05/25/2037^	139	79
0.587% due 02/25/2037	25,417	12,133
0.667% due 09/25/2035	9,276	6,603
0.717% due 12/25/2035	12,829	8,138
0.717% due 05/25/2037^	3,376	1,958
1.017% due 12/25/2035	2,375	1,636
1.042% due 08/25/2046	4,141	2,711
1.117% due 12/25/2036^	13,288	8,016
1.148% due 12/25/2035	1,883	1,325
1.148% due 02/25/2036	29	22
1.628% due 01/25/2036	2,460	1,993
2.897% due 02/25/2037^	2	2
2.996% due 06/25/2037	7,638	5,695
5.250% due 10/25/2033	3,592	3,699
5.250% due 06/25/2035	71	61
5.276% due 10/25/2035^	1,581	1,178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.418% due 08/25/2036		$285	$291
5.500% due 04/25/2035		1,000	927
5.500% due 11/25/2035		4,985	4,034
5.500% due 01/25/2036		1,563	1,153
5.500% due 03/25/2036		165	111
5.750% due 07/25/2035		5,300	4,336
6.000% due 04/25/2036		2,240	1,822
6.000% due 05/25/2036^		1,796	1,244
6.000% due 02/25/2037		3,467	2,628
6.000% due 05/25/2037^		2,242	1,689
6.000% due 08/25/2037		1,836	1,438
6.000% due 08/25/2037^		23	18
6.250% due 11/25/2036^		1,726	1,410
6.500% due 06/25/2036^		258	173
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046		2,746	1,767
0.507% due 04/25/2035		985	744
0.537% due 03/25/2035		9,395	5,997
0.547% due 02/25/2035		169	149
0.557% due 02/25/2035		209	179
0.557% due 06/25/2035		5,017	4,293
0.597% due 09/25/2034		16	12
0.617% due 11/25/2034		132	111
2.531% due 07/25/2034		793	789
2.610% due 02/20/2036		2,116	1,600
2.657% due 11/25/2034		201	185
2.803% due 09/25/2034		72	56
2.803% due 03/25/2037^		412	243
2.809% due 02/20/2036		1,610	1,375
2.863% due 08/25/2034		1,722	1,461
2.895% due 09/20/2036^		990	597
2.896% due 05/20/2036		6,470	3,666
2.898% due 02/25/2047^		472	327
2.959% due 06/20/2035		67	47
2.961% due 11/19/2033		120	119
2.990% due 06/25/2033		923	937
3.012% due 08/25/2034		568	492
5.000% due 11/25/2035		60	59
5.500% due 03/25/2035		2,400	2,494
5.500% due 11/25/2035		451	421
5.750% due 07/25/2037^		39,778	36,830
6.000% due 02/25/2036		2,204	1,872
6.000% due 05/25/2036^		11,574	10,213
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		159	139
2.460% due 06/25/2033		63	63
2.605% due 07/25/2033		9	9
2.699% due 08/25/2033		119	121
6.000% due 01/25/2036		4,491	3,637
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		549	584
Credit Suisse Mortgage Capital Certificates
0.458% due 05/15/2023 (a)		194,000	3,808
5.383% due 02/15/2040		4,455	4,967
5.467% due 09/18/2039		2,500	2,860
Credit Suisse Mortgage Capital Trust
6.250% due 08/25/2036^		2,786	2,427
DECO Series
0.912% due 01/27/2020	GBP	2,588	3,771
Deutsche ALT-A Securities, Inc.
0.547% due 02/25/2036		$14,153	8,274
2.066% due 08/25/2035		818	557
Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 08/19/2045		56	45
1.068% due 03/19/2046		2,340	1,336
2.457% due 07/19/2044		872	810

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EF Hutton Trust
9.950% due 10/20/2018		$24	$27
EMF-NL
1.286% due 04/17/2041	EUR	7,700	8,015
1.486% due 07/17/2041		1,200	979
Eurosail PLC
1.236% due 10/17/2040		4,793	5,707
First Horizon Alternative Mortgage Securities
2.545% due 06/25/2036		$1,944	1,358
2.564% due 09/25/2034		937	927
2.603% due 09/25/2035		1,608	1,354
6.000% due 08/25/2036		3,255	2,716
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		7,260	7,364
First Horizon Mortgage Pass-Through Trust
2.536% due 02/25/2034		1,152	1,147
2.591% due 10/25/2035		7,915	6,878
2.607% due 12/25/2033		56	56
2.614% due 08/25/2035		695	662
First Republic Mortgage Loan Trust
0.571% due 11/15/2031		1,273	1,266
German Residential Asset Note Distributor PLC
0.704% due 07/20/2016	EUR	21,693	27,271
GMAC Commercial Mortgage Securities Trust, Inc.
0.960% due 04/15/2034 (a)		$7,399	5
4.576% due 05/10/2040		187	189
Granite Mortgages PLC
0.955% due 07/20/2043		804	795
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045		29	20
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		137	135
GS Mortgage Securities Corp.
2.006% due 03/06/2020		300	300
5.374% due 05/17/2045		4,600	5,329
GSR Mortgage Loan Trust
1.870% due 03/25/2033		55	56
2.558% due 06/25/2034		964	960
2.646% due 09/25/2035		687	691
2.647% due 09/25/2035		2,329	2,350
2.749% due 06/25/2034		1,092	1,088
5.000% due 05/25/2037		1,044	997
5.138% due 11/25/2035		843	848
5.750% due 03/25/2036		1,630	1,503
5.750% due 01/25/2037		3,317	3,313
6.000% due 03/25/2032		15	15
6.000% due 02/25/2036		7,153	6,820
6.000% due 03/25/2037		4,558	4,218
6.000% due 05/25/2037		2,151	2,065
6.500% due 09/25/2036		1,258	1,116
Harborview Mortgage Loan Trust
0.399% due 11/19/2036		372	269
0.399% due 07/19/2046		383	218
0.399% due 11/19/2046^		125	70
0.409% due 01/19/2038		13,682	9,873
0.439% due 05/19/2035		1,248	922
0.459% due 06/19/2035		168	132
0.459% due 03/19/2036		5,045	3,122
0.469% due 01/19/2036		3,172	2,053
0.489% due 03/19/2035		5,098	3,810
0.499% due 02/19/2036		2,414	1,615
0.529% due 11/19/2035		2,488	1,840
0.629% due 11/19/2034		1,916	1,343
0.998% due 12/19/2036		7,315	4,898
2.958% due 05/19/2033		115	116
3.111% due 07/19/2035		878	816
Impac CMB Trust
0.877% due 03/25/2035		534	472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac Secured Assets Trust
0.567% due 05/25/2036		$646	$643
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032		5	5
Indymac Index Mortgage Loan Trust
0.357% due 04/25/2037		5,834	5,248
0.377% due 04/25/2037		1,285	1,012
0.407% due 09/25/2046		65	44
0.417% due 11/25/2046		827	323
0.457% due 06/25/2037		3,679	2,888
0.467% due 02/25/2037		2,700	870
0.517% due 07/25/2035		2,687	1,984
2.506% due 01/25/2036		1,088	788
2.671% due 12/25/2034		1,545	1,351
2.699% due 10/25/2034		4,047	3,958
4.883% due 05/25/2036		9,413	8,009
Indymac Mortgage Loan Trust
2.537% due 01/25/2036		4,073	3,555
2.784% due 12/25/2036^		120	91
3.069% due 06/25/2037^		1,659	984
JPMorgan Alternative Loan Trust
0.367% due 07/25/2036		14,220	13,998
5.500% due 11/25/2036		87	88
6.310% due 08/25/2036		3,000	2,132
JPMorgan Mortgage Trust
2.365% due 11/25/2033		44	44
2.791% due 02/25/2036		37	30
2.945% due 07/25/2035		132	136
3.097% due 07/25/2035		157	161
3.283% due 05/25/2034		312	313
5.003% due 02/25/2035		614	627
5.266% due 11/25/2035		1,985	1,961
5.537% due 04/25/2036		1,063	1,000
5.750% due 01/25/2036		4,117	3,841
6.000% due 08/25/2037^		12,241	10,543
6.000% due 08/25/2037		49	44
6.250% due 07/25/2036		4,850	4,278
6.500% due 08/25/2036		8,580	7,703
JPMorgan Resecuritization Trust
2.483% due 05/27/2037		4,444	3,596
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.341% due 09/15/2021		683	671
Luminent Mortgage Trust
0.387% due 12/25/2036		370	255
0.457% due 04/25/2036		6,251	3,419
Mall Funding PLC
1.455% due 04/22/2017	GBP	8,354	12,747
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046		$900	599
0.517% due 05/25/2047		892	224
2.541% due 05/25/2034		589	584
2.749% due 05/25/2034		335	329
MASTR Alternative Loans Trust
0.617% due 11/25/2033		48	48
MASTR Asset Securitization Trust
5.500% due 11/25/2017		16	17
5.500% due 09/25/2033		230	243
6.000% due 10/25/2036		805	805
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,141	1,125
MASTR Seasoned Securities Trust
3.758% due 10/25/2032		60	59
Mellon Residential Funding Corp.
0.661% due 12/15/2030		499	499
0.921% due 11/15/2031		385	382
Merrill Lynch Alternative Note Asset
0.387% due 02/25/2037		1,992	1,641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Floating Trust
0.766% due 07/09/2021		$3,920	$3,868
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		2,699	2,447
1.231% due 10/25/2035		1,508	1,469
1.249% due 11/25/2029 (a)		9,777	314
1.986% due 10/25/2035		386	376
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		2,375	2,017
0.467% due 08/25/2036		38	37
0.597% due 08/25/2035		2,500	2,019
2.539% due 02/25/2033		56	57
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	58
5.759% due 04/12/2049		708	733
Morgan Stanley Mortgage Loan Trust
0.497% due 01/25/2036		2,410	1,580
2.494% due 06/25/2036		16,318	16,247
2.541% due 06/25/2036		142	129
2.691% due 08/25/2034		922	910
2.731% due 07/25/2035		771	620
2.900% due 07/25/2035		420	321
3.009% due 08/25/2034		106	99
6.000% due 10/25/2037^		6,978	4,931
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		900	1,064
Newgate Funding PLC
0.852% due 12/15/2050	EUR	19,000	21,236
Nomura Asset Acceptance Corp.
2.807% due 10/25/2035		$1,792	1,445
3.234% due 08/25/2035		1,553	1,347
Opteum Mortgage Acceptance Corp.
0.597% due 12/25/2035		9,000	6,537
5.675% due 12/25/2035		6,989	7,051
Permanent Master Issuer PLC
1.797% due 07/15/2042	EUR	55,900	72,708
1.835% due 07/15/2042		$58,600	59,416
PHH Alternative Mortgage Trust
0.377% due 02/25/2037		16,451	12,116
Prime Mortgage Trust
0.617% due 02/25/2019		1	1
0.617% due 02/25/2034		13	12
5.500% due 06/25/2036^		1,080	1,007
RBSGC Structured Trust
5.500% due 11/25/2035		39,370	27,455
RBSSP Resecuritization Trust
0.457% due 06/27/2036		6,819	3,338
0.457% due 08/27/2037		4,000	2,851
Residential Accredit Loans, Inc. Trust
0.357% due 01/25/2037		3,902	2,834
0.367% due 02/25/2047		13,089	7,063
0.397% due 05/25/2036		4,333	2,875
0.397% due 06/25/2046		1,227	540
0.467% due 02/25/2036^		665	333
0.517% due 08/25/2035		2,114	1,516
0.617% due 03/25/2033		172	166
0.617% due 10/25/2045		617	413
0.897% due 12/25/2033		392	391
3.275% due 03/25/2035		1,933	1,413
3.305% due 02/25/2035		2,869	2,461
3.847% due 12/25/2035		8,584	5,993
3.937% due 01/25/2036^		5,261	3,713
4.170% due 09/25/2035		1,926	1,457
Residential Asset Securitization Trust
0.617% due 05/25/2033		104	98
0.617% due 01/25/2046^		3,723	1,523
0.667% due 02/25/2034		481	457
0.917% due 10/25/2035^		11,060	7,724

104	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2035	$388	$343
5.500% due 12/25/2035	822	700
5.750% due 02/25/2036^	135	110
5.750% due 02/25/2036	2,516	2,046
6.000% due 03/25/2037	3,433	2,661
6.000% due 07/25/2037	2,832	2,264
6.250% due 07/25/2036^	9,323	7,880
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	49	39
3.434% due 02/25/2036	1,705	1,365
3.539% due 09/25/2036^	120	87
5.500% due 11/25/2035	10,673	9,834
6.000% due 10/25/2036^	2,678	2,409
6.500% due 03/25/2032	39	41
Royal Bank of Scotland Capital Funding Trust
6.122% due 02/16/2051	2,500	2,964
6.204% due 12/16/2049	8,000	9,561
Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032	179	159
Sequoia Mortgage Trust
0.937% due 11/22/2024	257	256
5.030% due 09/20/2046	315	269
Structured Adjustable Rate Mortgage Loan Trust
0.537% due 10/25/2035	1,774	1,342
1.636% due 01/25/2035	46	32
2.778% due 02/25/2034	80	81
2.788% due 07/25/2034	1,397	1,376
2.804% due 05/25/2034	1,032	1,035
2.817% due 08/25/2035	73	65
2.828% due 04/25/2034	160	159
2.828% due 01/25/2035	381	299
2.923% due 09/25/2034	184	185
4.720% due 09/25/2036^	865	454
5.285% due 04/25/2036^	2,131	1,709
Structured Asset Mortgage Investments, Inc.
0.407% due 07/25/2046	212	138
0.427% due 04/25/2036	639	411
0.427% due 08/25/2036	2,804	1,751
0.427% due 05/25/2046	454	264
0.469% due 07/19/2035	1,471	1,430
0.497% due 02/25/2036	730	480
0.517% due 08/25/2036	1,000	312
0.799% due 07/19/2034	42	42
0.919% due 03/19/2034	12	12
Structured Asset Securities Corp.
2.514% due 02/25/2032	7	7
2.603% due 01/25/2032	224	188
2.712% due 06/25/2033	81	80
2.843% due 10/28/2035	461	417
4.740% due 12/25/2034	539	547
5.450% due 03/25/2033	144	144
5.500% due 09/25/2035	7,455	7,595
Thornburg Mortgage Securities Trust
1.467% due 06/25/2037	14,711	13,791
5.750% due 06/25/2037	87,545	85,409
TIAA Seasoned Commercial Mortgage Trust
5.585% due 08/15/2039	1,800	1,951
UBS-Citigroup Commercial Mortgage Trust
2.713% due 01/10/2045 (a)	42,674	5,944
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	82	80
5.275% due 11/15/2048	81	82
5.572% due 10/15/2048	1,700	1,965
Wachovia Mortgage Loan Trust LLC
2.898% due 05/20/2036	3,235	2,538
5.359% due 10/20/2035	7,097	7,065
5.788% due 03/20/2037^	1,379	1,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	$1,756	$1,646
0.477% due 11/25/2045	88	80
0.487% due 12/25/2045	2,605	2,396
0.507% due 07/25/2045	245	226
0.507% due 10/25/2045	3,618	3,297
0.527% due 01/25/2045	4,872	4,700
0.537% due 07/25/2045	29	27
0.537% due 08/25/2045	1,690	1,547
0.610% due 11/25/2034	2,814	2,802
0.848% due 02/25/2047	212	147
0.878% due 01/25/2047	419	345
0.898% due 06/25/2047	595	198
0.908% due 04/25/2047	137	113
0.958% due 12/25/2046	664	570
0.968% due 12/25/2046	5,597	4,224
1.028% due 10/25/2046	53,173	37,320
1.128% due 06/25/2046	950	826
1.148% due 02/25/2046	87	77
1.148% due 08/25/2046	6,168	4,765
1.348% due 11/25/2042	39	37
1.548% due 06/25/2042	961	902
1.548% due 08/25/2042	416	388
2.120% due 03/25/2033	199	201
2.140% due 01/25/2037^	842	638
2.295% due 12/25/2032	9,537	9,646
2.344% due 02/27/2034	604	615
2.451% due 10/25/2034	860	860
2.453% due 06/25/2033	421	434
2.465% due 01/25/2036	3,560	3,294
2.472% due 03/25/2036	1,616	1,381
2.476% due 03/25/2035	1,059	1,015
2.484% due 08/25/2035	2,241	2,035
2.534% due 02/25/2037^	817	599
2.544% due 09/25/2033	84	86
2.594% due 08/25/2046	7,581	6,636
2.594% due 10/25/2046	419	373
2.608% due 07/25/2037^	1,152	864
2.616% due 09/25/2046	498	430
2.616% due 11/25/2046	1,004	871
2.704% due 02/25/2037	774	606
4.853% due 03/25/2037	122,305	102,056
4.909% due 12/25/2036^	7,145	6,431
4.948% due 06/25/2037	5,560	4,660
5.098% due 02/25/2037	301	244
5.247% due 04/25/2037	110,202	101,958
5.714% due 10/25/2036	138	113
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.917% due 01/25/2036^	12,773	7,638
1.088% due 07/25/2046^	157	73
5.750% due 01/25/2036	11,309	9,179
6.000% due 10/25/2035	1,460	1,181
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033	24	23
Wells Fargo Alternative Loan Trust
0.567% due 06/25/2037^	7,944	4,042
6.000% due 07/25/2037	2,146	1,939
6.250% due 07/25/2037^	15,164	12,701
6.250% due 11/25/2037	2,578	2,441
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035	907	902
2.614% due 07/25/2036^	7,660	6,574
2.615% due 01/25/2035	431	432
2.616% due 09/25/2034	3,183	2,750
2.616% due 06/25/2035	781	801
2.617% due 03/25/2036	6,296	5,861

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.619% due 05/25/2036^		$1,304	$1,135
2.630% due 06/25/2035		709	727
2.651% due 02/25/2034		988	981
2.667% due 04/25/2036		1,630	1,483
2.672% due 03/25/2035		5,057	5,134
2.675% due 04/25/2036^		218	189
2.675% due 04/25/2036		4,956	4,417
2.710% due 10/25/2033		1,230	1,255
4.607% due 09/25/2033		1,654	1,717
4.637% due 01/25/2034		21	21
4.681% due 12/25/2033		12	12
5.017% due 04/25/2035		179	183
5.596% due 04/25/2036		909	904
6.000% due 03/25/2037^		7,235	6,941
6.000% due 04/25/2037		6,495	6,229
6.000% due 07/25/2037		3,447	3,315
Windermere CMBS PLC
0.505% due 08/22/2016	EUR	7,253	9,121

Total Mortgage-Backed Securities (Cost $1,585,695)			1,721,112

ASSET-BACKED SECURITIES 8.0%
Access Group, Inc.
1.751% due 10/27/2025		$5,374	5,408
ACE Securities Corp.
0.417% due 12/25/2036		7,300	2,471
0.707% due 08/25/2035		2,400	2,200
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		779	783
7.001% due 09/20/2022		9,100	8,897
Ameriquest Mortgage Securities, Inc.
0.687% due 10/25/2035		1,670	1,386
0.687% due 01/25/2036		8,500	4,951
1.087% due 07/25/2034		1,080	900
4.956% due 11/25/2035		576	575
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		6	5
0.917% due 10/25/2031		910	717
Argent Securities, Inc.
0.417% due 10/25/2035		38	38
1.037% due 02/25/2034		2,395	1,804
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		1,109	880
1.342% due 12/25/2032		1,242	1,148
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	783
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036		20	19
0.337% due 05/25/2037		3,720	3,439
0.367% due 11/25/2036		6,917	4,296
0.377% due 08/25/2036		5,763	3,697
0.387% due 01/25/2037		3,300	1,194
0.417% due 04/25/2037		4,400	3,101
0.457% due 06/25/2047		3,500	1,542
0.647% due 11/25/2035		2,700	2,303
0.707% due 07/25/2035		4,337	4,073
0.897% due 10/25/2035		4,000	1,892
1.217% due 10/25/2037		1,084	837
1.217% due 11/25/2042		15	14
1.467% due 08/25/2037		10,585	7,179
5.500% due 08/25/2036		2,212	1,844
6.500% due 10/25/2036		6,521	5,111
Bear Stearns Second Lien Trust
0.437% due 12/25/2036		134	133
Belle Haven ABS CDO Ltd.
0.802% due 11/03/2044		29,152	13,991
0.842% due 11/03/2044		43,706	20,976

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		$3,089	$2,977
Carrington Mortgage Loan Trust
0.267% due 12/25/2036		14	14
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037		25	25
0.277% due 07/25/2045		89	70
0.357% due 08/25/2036		10,123	5,097
0.377% due 09/25/2036		27,829	12,303
0.377% due 12/25/2036		4,608	1,907
Clavos Euro CDO Ltd.
1.057% due 04/18/2023	EUR	1,744	2,173
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$19,384	19,995
Countrywide Asset-Backed Certificates
0.347% due 06/25/2047		1,372	1,346
0.357% due 07/25/2037		10,800	5,848
0.357% due 08/25/2037		30,500	18,023
0.367% due 01/25/2037		12,849	10,176
0.367% due 10/25/2046		8,638	6,604
0.367% due 12/25/2046		15,845	12,423
0.367% due 04/25/2047		20,050	14,275
0.367% due 06/25/2047		26,300	18,245
0.377% due 01/25/2046		1,564	1,238
0.397% due 08/25/2036		2,728	2,594
0.407% due 06/25/2047		19,400	12,148
0.477% due 05/25/2036		2,036	1,972
0.517% due 06/25/2036		4,600	2,619
0.557% due 04/25/2036		7,900	5,667
0.557% due 12/25/2036		705	339
0.567% due 04/25/2036		2,400	2,100
0.567% due 05/25/2036		12,000	9,048
0.697% due 12/25/2031		2	1
0.717% due 08/25/2047		18,676	17,524
0.817% due 07/25/2035		9,000	7,120
0.917% due 11/25/2035		7,800	3,330
5.683% due 10/25/2046		2,118	2,119
5.689% due 10/25/2046		4,670	3,812
5.714% due 04/25/2047		10,000	7,014
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.557% due 07/25/2037		13,200	5,895
4.958% due 03/25/2037		10,185	4,874
5.057% due 01/25/2037		1,913	789
5.319% due 04/25/2037		72	71
6.280% due 05/25/2035		2,119	1,934
Cumberland CLO Ltd.
0.687% due 11/10/2019		7,931	7,849
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		402	398
7.790% due 05/25/2030		1,112	1,158
Denali Capital CLO Ltd.
0.743% due 08/23/2016		68	68
Denver Arena Trust
6.940% due 11/15/2019		62	64
Fairbanks Capital Mortgage Loan Trust
1.417% due 05/25/2028		45	41
First Franklin Mortgage Loan Trust
0.577% due 10/25/2035		13,500	10,390
First NLC Trust
0.287% due 08/25/2037		30	12
Fremont Home Loan Trust
0.457% due 02/25/2037		6,200	2,715
0.467% due 05/25/2036		13,213	4,982
Galaxy CLO Ltd.
0.691% due 04/25/2019		5,819	5,627

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAA Trust
4.999% due 09/25/2035		$1,153	$1,161
5.995% due 03/25/2046		6,409	4,806
GSRPM Mortgage Loan Trust
0.917% due 01/25/2032		75	75
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	3,576	4,474
Home Equity Mortgage Trust
5.367% due 07/25/2036		$372	101
HSBC Home Equity Loan Trust
0.419% due 03/20/2036		3,065	2,947
0.509% due 01/20/2034		4,360	4,266
0.529% due 01/20/2035		38	36
5.690% due 07/20/2036		222	223
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		10	4
0.397% due 04/25/2037		26,300	11,665
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		201	201
Huntington CDO Ltd.
0.712% due 11/05/2040		55,881	50,286
Indymac Residential Asset-Backed Trust
0.377% due 07/25/2037		6,025	3,252
IXIS Real Estate Capital Trust
0.447% due 01/25/2037		6,506	2,761
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		56	52
0.297% due 08/25/2036		4	1
0.357% due 10/25/2036		14,500	8,400
0.377% due 07/25/2036		2,690	1,224
0.407% due 05/25/2035		1,391	1,285
0.407% due 03/25/2047		5,800	2,757
0.457% due 05/25/2036		4,500	2,929
5.830% due 07/25/2036		7,285	4,386
Lehman XS Trust
0.367% due 04/25/2037		141	90
0.417% due 08/25/2046		5,900	3,835
0.447% due 04/25/2046		8,480	4,886
0.477% due 05/25/2046^		50,409	15,606
Long Beach Mortgage Loan Trust
0.377% due 09/25/2036		3,238	1,279
0.517% due 02/25/2036		2,890	1,200
0.557% due 01/25/2046		5,000	2,328
0.777% due 10/25/2034		629	524
0.817% due 06/25/2035		1,800	1,213
MASTR Asset-Backed Securities Trust
0.267% due 11/25/2036		104	41
0.477% due 06/25/2036		14,451	4,791
Merit Securities Corp.
6.690% due 07/28/2033		1,447	1,550
Merrill Lynch First Franklin Mortgage Loan Trust
0.467% due 04/25/2037		11,804	5,975
Merrill Lynch Mortgage Investors, Inc.
0.717% due 06/25/2036		1,000	803
5.450% due 02/25/2037^		1,911	432
Morgan Stanley ABS Capital
0.357% due 11/25/2036		17,570	8,098
0.367% due 09/25/2036		14,300	5,523
0.367% due 12/25/2036		1,487	662
0.447% due 09/25/2036		2,000	786
0.457% due 06/25/2036		2,000	867
0.467% due 03/25/2037		26,882	12,102
0.557% due 03/25/2037		4,000	1,828
0.577% due 02/25/2037		4,963	2,010
1.017% due 07/25/2037		427	408
1.267% due 09/25/2033		2,617	2,222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037	$2,600	$1,192
Mountain View Funding CLO
0.715% due 04/15/2019	1,977	1,932
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019	3,700	3,603
Nationstar Home Mortgage LLC
3.717% due 07/25/2034^	32	4
New Century Home Equity Loan Trust
0.727% due 09/25/2035	3,400	2,337
Newcastle CDO Ltd.
0.713% due 12/24/2039	59,258	53,366
North Carolina State Education Assistance Authority
1.038% due 07/25/2039	2,100	2,104
Novastar Home Equity Loan
0.467% due 10/25/2036	2,200	831
Octagon Investment Partners Ltd.
0.727% due 11/28/2018	4,529	4,411
0.778% due 12/02/2016	835	830
Option One Mortgage Loan Trust
0.347% due 07/25/2037	1,900	1,194
0.357% due 01/25/2037	10,600	5,016
5.599% due 01/25/2037^	4,989	4,709
Ownit Mortgage Loan Trust
0.367% due 05/25/2037	3,990	1,977
5.290% due 12/25/2036	1,315	636
Pacifica CDO Ltd.
0.708% due 01/26/2020	4,974	4,822
0.789% due 05/13/2016	898	891
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018	5,851	5,845
1.490% due 10/01/2035	9,484	9,633
Park Place Securities, Inc.
0.477% due 09/25/2035	46	45
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019	26,564	26,583
RAAC Series
0.517% due 06/25/2044	1,585	1,304
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033	38	34
4.531% due 09/25/2037	7,906	4,242
Residential Asset Mortgage Products Trust
0.407% due 02/25/2036	2,163	1,986
0.417% due 03/25/2036	16,613	15,706
0.517% due 03/25/2036	12,900	7,520
0.777% due 06/25/2032	8	7
Residential Asset Securities Corp. Trust
0.367% due 07/25/2036	23,727	18,682
0.367% due 09/25/2036	1,648	1,579
0.397% due 04/25/2036	3,658	3,037
0.467% due 08/25/2036	6,600	3,727
0.467% due 04/25/2037	12,000	7,206
0.657% due 11/25/2035	3,300	2,182
1.042% due 07/25/2034	1,137	779
5.010% due 04/25/2033	4,101	4,045
6.228% due 04/25/2032	695	714
7.279% due 04/25/2032	637	623
Restructured Asset Securities
4.000% due 12/15/2030	1,073	1,068
Securitized Asset-Backed Receivables LLC
0.982% due 02/25/2034	3,514	3,079
SG Mortgage Securities Trust
0.367% due 10/25/2036	5,100	2,189
Sierra Madre Funding Ltd.
0.608% due 09/07/2039	108,747	72,851
0.628% due 09/07/2039	252,356	169,056

106	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
4.750% due 06/15/2033		$3,556	$3,414
SLM Student Loan Trust
0.451% due 07/25/2017		850	849
0.512% due 12/15/2023	EUR	17,785	22,057
0.522% due 09/15/2021		4,482	5,678
1.751% due 01/25/2018		$3,525	3,610
1.951% due 04/25/2023		16,739	17,444
3.471% due 05/16/2044		4,216	4,450
3.500% due 08/17/2043		3,719	3,614
Soundview Home Loan Trust
0.277% due 11/25/2036		164	53
0.417% due 01/25/2037		30,880	16,522
0.497% due 10/25/2036		11,865	6,049
Specialty Underwriting & Residential Finance
0.367% due 09/25/2037		6,700	2,280
0.517% due 12/25/2036		8,000	4,586
Structured Asset Investment Loan Trust
0.367% due 09/25/2036		3,322	2,158
0.577% due 10/25/2035		23,804	21,136
1.342% due 07/25/2033		1,930	1,596
Structured Asset Securities Corp.
0.387% due 12/25/2036		7,100	3,920
0.537% due 05/25/2037		4,500	2,985
0.797% due 01/25/2033		8	7
4.440% due 02/25/2035		20	20
Talon Funding Ltd.
0.904% due 06/05/2035		6,746	4,789
Terwin Mortgage Trust
1.157% due 12/25/2034		130	111
4.523% due 09/25/2036		387	389
4.650% due 07/25/2036		32	32
4.849% due 08/25/2036		379	375
Triaxx Prime CDO
0.474% due 10/02/2039		163,998	131,104
WaMu Asset-Backed Certificates
0.367% due 01/25/2037		9,723	4,496

Total Asset-Backed Securities (Cost $1,184,657)			1,269,260

SOVEREIGN ISSUES 7.2%
Australia Government Bond
5.500% due 12/15/2013	AUD	201,800	216,451
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,867	1,424
10.000% due 01/01/2014		14,419	7,298
10.000% due 01/01/2017		111,471	56,919
Canada Government Bond
1.750% due 03/01/2013	CAD	12,600	12,858
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	50,720
10.000% due 12/05/2024		1,157,670	126,712
Province of Ontario
2.300% due 05/10/2016		$800	846
3.150% due 06/02/2022	CAD	134,200	142,081

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$58,500	$61,382
3.500% due 12/01/2022	CAD	71,300	76,647
5.000% due 12/01/2041		5,000	6,466
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	30,756
Republic of Germany
0.750% due 09/13/2013	EUR	200,000	258,809
Russia Government International Bond
4.500% due 04/04/2022		$56,000	62,653
State of North Rhine-Westphalia
1.625% due 09/17/2014		500	509
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		36,500	40,836

Total Sovereign Issues (Cost $1,111,207)			1,153,367

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (g)		2,500	3,095

UTILITIES 0.2%
PPL Corp.
9.500% due 07/01/2013		488,400	26,154

Total Convertible Preferred Securities (Cost $27,843)			29,249

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012		465,000	895

Total Preferred Securities (Cost $840)			895

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
2.556% due 02/14/2014		$75,950	75,875

REPURCHASE AGREEMENTS 6.5%
Barclays Capital, Inc.
0.260% due 10/01/2012		916,600	916,600

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $473,606 and U.S. Treasury Notes 0.375% - 1.375% due 04/15/2015 - 11/30/2015 valued at $460,705. Repurchase proceeds are $916,620.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BNP Paribas Securities Corp.
0.180% due 10/09/2012	$24,900	$24,900
(Dated 09/06/2012. Collateralized by Fannie Mae 4.000% due 07/25/2036 valued at $24,688. Repurchase proceeds are $24,903.)
Citigroup Global Markets, Inc.
0.180% due 10/11/2012	32,700	32,700
(Dated 09/11/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $34,108. Repurchase proceeds are $32,703.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	49,200	49,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $49,867. Repurchase proceeds are $49,201.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	15,707	15,707
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $51 and U.S. Treasury Notes 1.000% due 03/31/2017 valued at $15,974. Repurchase proceeds are $15,707.)

		1,039,107

U.S. TREASURY BILLS 0.3%
0.151% due 03/07/2013 - 09/19/2013 (d)(i)(k)(m)(n)	51,161	51,113

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 1.5%
PIMCO Short-Term Floating NAV Portfolio	24,595,932	246,525

Total Short-Term Instruments (Cost $1,412,692)		1,412,620

PURCHASED OPTIONS (p) 0.9%
(Cost $273,267)		141,468

Total Investments 122.0% (Cost $18,644,833)		$19,473,915

Written Options (q) (0.8%) (Premiums $76,049)		(122,898)

Other Assets and Liabilities (Net) (21.2%)		(3,394,101)

Net Assets 100.0%		$15,956,916

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $7,691 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(j)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $2,082,753 at a weighted average interest rate of 0.186%.
(k)	Securities with an aggregate market value of $46,988 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(l)	Securities with an aggregate market value of $328,147 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.280%	09/24/2012	10/09/2012	$24,469	$(24,471)
	0.290%	09/24/2012	10/09/2012	28,928	(28,929)
RDR	0.280%	09/24/2012	10/01/2012	135,223	(135,230)
	0.280%	09/25/2012	10/02/2012	139,503	(139,509)

					$(328,139)

(m)	Securities with an aggregate market value of $28,085 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond December Futures	Short	12/2012	2,157	$(756)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	1,052	(1,414)
Japan Government 10-Year Bond December Futures	Short	12/2012	56	(184)
U.S. Treasury 2-Year Note December Futures	Short	12/2012	3,004	(801)
U.S. Treasury 5-Year Note December Futures	Short	12/2012	1,272	(1,373)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	2,540	(2,503)

				$(7,031)

(n)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $265,429 and cash of $11 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	(5.000%	)	06/20/2014	$173,160	$(9,418)	$(7,578)
CDX.HY-13 5-Year Index	(5.000%	)	12/20/2014	114,000	(7,205)	(7,775)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	174,816	(9,964)	(12,587)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	598,656	(31,365)	(58,321)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	93,024	(1,916)	(9,125)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	45,837	(362)	(2,404)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	100,100	63	(238)
CDX.IG-12 5-Year Index	(1.000%	)	06/20/2014	71,732	(811)	(810)
CDX.IG-13 5-Year Index	(1.000%	)	12/20/2014	484,000	(6,258)	(5,946)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015	195,100	(2,562)	(2,872)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	641,700	(7,970)	(11,477)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	130,900	(82)	132

					$(77,850)	$(119,001)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$52,704	$1,085	$45

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	133,900	$974	$1,403
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		17,100	619	611
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		34,200	456	429
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		17,100	(212)	(140)
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		30,900	(279)	(148)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	1,307,300	(22,669)	(12,697)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		1,416,700	(40,766)	(25,662)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		1,837,100	(73,280)	(50,401)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		984,200	1,511	(8,163)

108	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032	$	246,300	$(15,083)	$(13,884)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		186,700	(7,261)	(8,036)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	185,200	4,670	3,721
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		219,200	10,233	9,492
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	158,500	(8,093)	(8,093)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023		103,600	1,202	(788)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		229,700	(9,281)	(6,629)
Receive	6-Month EUR-EURIBOR	3.250%	12/20/2040		212,800	(12,960)	914
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040		37,900	(1,992)	292
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		304,600	(10,274)	2,489
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2043		66,600	(2,976)	(3,290)
Receive	6-Month JPY-LIBOR	0.350%	06/20/2014	JPY	275,690,000	(3,980)	(3,864)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		19,810,000	(21,037)	(1,882)

						$(210,478)	$(124,326)

(o)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RYL	(1.950%	)	04/15/2020	$	3,000	$599	$915	$(316)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 04/15/2020	BOA	(4.050%	)	04/15/2020		2,100	595	620	(25)

							$1,194	$1,535	$(341)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.343%	$	18,300	$870	$498	$372
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.343%		11,300	537	292	245
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.407%		9,600	166	46	120
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.624%		16,600	(280)	(129)	(151)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.585%		17,600	(311)	(149)	(162)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.623%		1,450	35	27	8
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.170%		4,600	(169)	0	(169)
BNP Paribas S.A.	BRC	(1.000%	)	06/20/2017	1.705%	EUR	3,100	125	325	(200)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.647%		14,800	519	675	(156)
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.705%		18,300	736	1,915	(1,179)
BNP Paribas S.A.	JPM	(0.660%	)	03/20/2014	0.814%	$	10,000	21	0	21
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.647%	EUR	21,000	737	939	(202)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.705%		9,800	394	1,028	(634)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.681%	$	18,600	(210)	(17)	(193)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	1.003%		12,700	(3)	124	(127)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.797%		14,400	(120)	66	(186)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	1.003%		10,200	(1)	(24)	23
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.797%		17,400	(144)	118	(262)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.725%		33,200	(369)	(178)	(191)
CBS Corp.	BRC	(1.000%	)	06/20/2019	0.998%		5,000	(2)	456	(458)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.997%		4,800	(2)	48	(50)
Centex Corp.	GST	(1.000%	)	06/20/2014	0.513%		1,000	(8)	14	(22)
Cigna Corp.	JPM	(1.000%	)	06/20/2019	0.913%		6,500	(38)	296	(334)
Citigroup, Inc.	BOA	(1.000%	)	12/20/2016	1.541%		24,300	528	1,623	(1,095)
Citigroup, Inc.	JPM	(1.000%	)	03/20/2017	1.589%		23,600	589	1,640	(1,051)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.704%		2,500	(133)	0	(133)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.371%		32,900	(929)	(840)	(89)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.605%		17,700	(564)	(569)	5
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.455%		8,100	(220)	(165)	(55)
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.455%		9,800	(265)	(199)	(66)
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	2.524%	EUR	8,000	1,124	443	681
D.E. Master Blenders 1753 NV	BPS	(0.640%	)	09/20/2013	0.090%	$	600	(3)	0	(3)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2013	0.277%		10,900	(62)	155	(217)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.114%		2,500	9	162	(153)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.190%		4,330	29	248	(219)
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.354%		17,400	219	481	(262)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.765%		29,800	1,070	1,311	(241)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.832%		6,300	257	232	25
DDR Corp.	GST	(1.000%	)	06/20/2016	1.354%		17,300	217	502	(285)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.312%	$	6,900	$195	$639	$(444)
Devon Energy Corp.	BRC	(1.050%	)	03/20/2014	0.237%		20,000	(247)	0	(247)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.190%		500	(3)	(9)	6
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.190%		200	(2)	(4)	2
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.855%		10,700	(60)	(187)	127
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.148%		17,900	200	375	(175)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.156%		14,600	84	207	(123)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.156%		55,100	316	790	(474)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.699%	EUR	17,200	1,376	1,571	(195)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.699%		18,000	1,440	1,343	97
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.118%	$	17,200	(610)	(401)	(209)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.475%		17,200	(362)	(305)	(57)
HCA, Inc.	JPM	(5.000%	)	03/20/2014	0.985%		5,000	(304)	(224)	(80)
Hillshire Brands Co.	BPS	(0.640%	)	09/20/2013	0.270%		600	(2)	1	(3)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.361%		16,900	(433)	(317)	(116)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.712%		17,900	(415)	(44)	(371)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.723%		17,200	(395)	(72)	(323)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.439%		25,300	(672)	(701)	29
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.381%		7,900	(208)	(161)	(47)
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.338%		15,500	(511)	(517)	6
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.271%		17,200	(503)	(523)	20
HSBC Bank PLC	JPM	(1.000%	)	09/20/2016	1.068%	EUR	10,000	30	121	(91)
HSBC Bank PLC	MYC	(1.000%	)	09/20/2016	1.068%		14,600	44	217	(173)
Ingersoll-Rand Co.	BRC	(0.400%	)	09/20/2013	0.084%	$	1,200	(4)	0	(4)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.315%		17,200	(473)	(523)	50
Intesa Sanpaolo SpA	BPS	(1.000%	)	12/20/2016	3.507%	EUR	24,700	3,009	3,928	(919)
Intesa Sanpaolo SpA	BRC	(3.000%	)	12/20/2016	3.507%		17,300	407	869	(462)
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2021	3.863%		21,700	5,332	4,482	850
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.863%		43,200	10,616	7,117	3,499
Intesa Sanpaolo SpA	FBF	(1.000%	)	09/20/2016	3.474%	$	21,100	1,875	1,367	508
Jones Group, Inc.	BRC	(5.000%	)	06/20/2014	1.402%		15,000	(947)	(153)	(794)
KB Home	BPS	(1.000%	)	03/20/2015	2.234%		1,200	36	50	(14)
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	1.201%		14,900	139	248	(109)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	1.201%		8,900	83	114	(31)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.905%		18,800	(71)	(63)	(8)
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	0.905%		3,800	(15)	(15)	0
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.175%		17,300	105	(191)	296
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.157%		33,300	206	(115)	321
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.742%		33,000	1,042	1,738	(696)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.742%		6,600	208	370	(162)
Lloyds Banking Group PLC	MYC	(3.000%	)	06/20/2020	4.659%	EUR	10,000	1,305	(190)	1,495
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.654%	$	6,000	(104)	(118)	14
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.624%		9,700	(173)	(188)	15
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.654%		6,300	(108)	(105)	(3)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.528%		17,700	(335)	(538)	203
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.654%		10,000	(172)	(162)	(10)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.624%		23,700	(422)	(435)	13
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.032%		121,700	136	842	(706)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.098%		15,200	64	7	57
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	0.211%		9,200	(37)	63	(100)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.960%		7,900	(16)	93	(109)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.032%		17,100	19	249	(230)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.098%		16,600	70	81	(11)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.630%		17,900	(234)	(119)	(115)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.728%		30,200	(332)	487	(819)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.824%		65,700	(526)	(269)	(257)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.875%		31,200	(190)	(261)	71
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.728%		6,700	(74)	165	(239)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.921%		16,200	(67)	174	(241)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.824%		16,900	(137)	(123)	(14)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.305%		2,000	(42)	(46)	4
Masco Corp.	GST	(1.000%	)	03/20/2017	2.114%		2,500	118	224	(106)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.328%		3,000	25	139	(114)
Masco Corp.	UAG	(4.650%	)	12/20/2016	2.028%		5,000	(536)	0	(536)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.250%		38,100	(1,423)	(1,338)	(85)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.440%		5,000	(64)	0	(64)
Merrill Lynch & Co., Inc.	MYC	(1.000%	)	06/20/2021	1.812%		20,000	1,222	874	348
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.069%		2,000	2	115	(113)
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.846%		9,800	(77)	48	(125)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.044%		9,500	16	14	2

110	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.576%	$	6,800	$(116)	$(20)	$(96)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.576%		10,300	(175)	(30)	(145)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.364%		15,500	(490)	(462)	(28)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.459%		15,700	(422)	(420)	(2)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.435%		23,700	(633)	(749)	116
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	1.534%		6,500	(230)	(117)	(113)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	1.534%		2,000	(70)	(47)	(23)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	5.370%		5,000	68	(328)	396
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.695%		6,000	(26)	0	(26)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.695%		19,925	(344)	(268)	(76)
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2015	1.083%		4,800	8	314	(306)
Rabobank Group	BRC	(1.000%	)	03/20/2017	0.935%	EUR	12,700	(51)	272	(323)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.935%		16,500	(66)	228	(294)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.439%	$	15,900	(421)	(502)	81
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.376%		17,700	(443)	(511)	68
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.439%		23,300	(618)	(748)	130
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.400%		1,000	(30)	(11)	(19)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		4,500	84	(9)	93
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.131%		4,000	27	59	(32)
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	3.078%		600	21	35	(14)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.151%		34,900	169	285	(116)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.308%		17,700	206	103	103
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.308%		17,800	206	103	103
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.235%		7,600	63	62	1
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	1.164%		4,800	18	216	(198)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.174%		16,100	(227)	0	(227)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.026%		17,700	11	231	(220)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.249%	EUR	9,300	131	298	(167)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.249%		7,600	107	265	(158)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.249%		7,900	112	276	(164)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.798%	$	9,600	(97)	(144)	47
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.172%		6,000	(234)	0	(234)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	0.194%		2,000	(49)	(97)	48
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.912%		9,600	(40)	46	(86)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.912%		17,000	(71)	81	(152)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.742%		10,900	(100)	71	(171)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.912%		7,000	(29)	44	(73)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.503%		51,300	1,097	943	154
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.503%		17,900	382	300	82
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.537%		4,000	133	48	85
Target Corp.	BOA	(1.000%	)	09/20/2016	0.320%		16,900	(461)	(360)	(101)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.363%		82,300	(2,355)	(1,987)	(368)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.386%		18,700	(543)	(552)	9
Target Corp.	BOA	(1.000%	)	09/20/2017	0.406%		31,000	(915)	(879)	(36)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.386%		16,600	(483)	(486)	3
Target Corp.	JPM	(1.000%	)	09/20/2016	0.320%		24,000	(654)	(535)	(119)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.300%		18,500	(488)	(421)	(67)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.464%		1,400	(36)	0	(36)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	1.524%	EUR	6,500	204	203	1
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	1.524%		9,500	298	320	(22)
Toll Brothers Finance Corp.	BPS	(1.000%	)	12/20/2017	1.167%	$	2,000	17	109	(92)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.029%		29,300	2,265	2,138	127
Turkey Government International Bond	CBK	(1.000%	)	06/20/2021	2.048%		18,700	1,506	1,406	100
Turkey Government International Bond	FBF	(1.000%	)	06/20/2021	2.048%		3,200	258	243	15
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.274%		17,200	(499)	(505)	6
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.346%		9,700	(315)	(289)	(26)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.352%		1,500	(48)	(49)	1
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.275%		17,200	(500)	(505)	5
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.592%		9,800	(322)	(323)	1
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.307%		31,500	(1,034)	(987)	(47)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.499%		17,700	(718)	(523)	(195)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.507%		17,300	(708)	(399)	(309)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.685%		40,400	(512)	427	(939)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.721%		15,500	(185)	349	(534)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.685%		55,400	(702)	625	(1,327)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.721%		15,500	(185)	385	(570)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.685%		25,000	(317)	368	(685)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.721%		21,000	(250)	527	(777)
Whirlpool Corp.	CBK	(1.000%	)	06/20/2014	0.550%		5,000	(41)	354	(395)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.044%		17,200	24	416	(392)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
WPP Ltd.	DUB	(1.000%	)	06/20/2014	0.437%	$	18,751	$(188)	$(237)	$49
Wyeth LLC	BRC	(0.390%	)	09/20/2013	0.038%		1,000	(4)	0	(4)

								$12,733	$30,749	$(18,016)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	2.931%	$	2,400	$189	$136	$53
AES Corp.	MYC	5.000%	09/20/2016	2.931%		5,000	394	283	111
Ally Financial, Inc.	DUB	5.000%	12/20/2020	3.606%		34,600	3,063	1,502	1,561
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%	EUR	4,300	76	(647)	723
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.447%	$	36,100	(1,299)	(1,547)	248
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.447%		14,800	(533)	(636)	103
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.447%		4,000	(144)	(172)	28
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.447%		24,200	(870)	(1,039)	169
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.447%		34,300	(1,234)	(1,532)	298
Brazil Government International Bond	RYL	1.000%	09/20/2021	1.447%		9,000	(324)	(376)	52
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		2,100	31	(100)	131
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		3,100	46	(157)	203
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		4,100	61	(205)	266
DISH DBS Corp.	CBK	5.000%	09/20/2021	3.864%		7,500	601	647	(46)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		2,000	20	(6)	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		2,000	18	(15)	33
Ensco PLC	FBF	1.000%	03/20/2014	0.447%		29,300	249	(218)	467
Michigan State General Obligation Bonds, Series 2003	CBK	1.000%	09/20/2022	1.473%		15,300	(557)	(726)	169
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		2,000	21	(1)	22
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.750%		1,000	10	(7)	17
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		1,500	16	(6)	22
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.750%		1,000	10	(7)	17

							$(156)	$(4,829)	$4,673

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	331,300	$8,129	$2,612	$5,517
iTraxx Europe 9 Index	MYC	(1.750%	)	06/20/2018		207,500	(355)	6,005	(6,360)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		25,600	(39)	(448)	409
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		125,700	9,473	16,936	(7,463)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		35,300	552	1,586	(1,034)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		81,200	1,268	1,798	(530)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		47,300	739	2,289	(1,550)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		194,500	3,678	2,155	1,523
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		220,400	4,168	2,546	1,622
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		49,700	(98)	199	(297)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		900	(1)	4	(5)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		31,600	(62)	(533)	471
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		41,500	2,590	2,312	278
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		96,700	6,406	4,949	1,457
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	1,320,000	576	687	(111)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		670,000	293	349	(56)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		1,340,000	585	690	(105)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		1,350,000	590	703	(113)

							$38,492	$44,839	$(6,347)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$	14,532	$(879)	$(2,107)	$1,228
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045		22,432	(1,358)	(3,253)	1,895
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	345,400	(8,475)	(12,637)	4,162

						$(10,712)	$(17,997)	$7,285

112	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.240% based on the notional amount of currency received	12/10/2012	DUB	$	26,751	EUR	19,700	$1,441	$506	$935

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed/Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	2,097,700	$2,077	$0	$2,077
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		2,085,100	2,085	0	2,085
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		4,069,900	4,334	0	4,334
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		4,069,900	(5,589)	0	(5,589)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		2,085,100	(2,843)	0	(2,843)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		2,097,700	(2,506)	0	(2,506)
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA	BRL	222,300	3,785	0	3,785
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		2,100	36	0	36
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		1,006,500	17,654	665	16,989
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		96,300	1,699	0	1,699
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		77,900	1,409	(29)	1,438
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		772,100	15,187	2,512	12,675
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		14,700	290	4	286
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		470,500	11,390	1,948	9,442
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC	EUR	2,097,700	(3,494)	0	(3,494)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		2,085,100	(3,846)	0	(3,846)
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB		4,069,900	(8,101)	0	(8,101)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		2,097,700	3,773	0	3,773
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		2,085,100	4,224	0	4,224
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		4,069,900	8,575	0	8,575
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	818,500	4,635	(309)	4,944
Pay	3-Month USD-LIBOR	0.170%	09/10/2014	GLM	$	1,000	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	173,600	12,598	804	11,794
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		174,600	12,651	1,243	11,408
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		32,900	2,317	161	2,156
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		34,800	2,451	172	2,279
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		17,300	471	100	371
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	GLM		2,700	74	(4)	78
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		25,700	1,264	98	1,166
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		12,300	605	41	564
Receive	6-Month JPY-LIBOR	0.350%	06/20/2014	BPS	JPY	58,780,000	(881)	718	(1,599)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF		5,770,000	(2,804)	(700)	(2,104)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		51,730,000	(25,136)	(6,374)	(18,762)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,462,600	2,134	(61)	2,195
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,128,500	11,133	3,661	7,472
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		392,100	3,868	1,349	2,519

							$75,519	$5,999	$69,520

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$	47,680	$883	$0	$883
Pay	S&P 500 Index	0.075	12/20/2013	BRC		40,260	817	0	817

							$1,700	$0	$1,700

(p)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	191,300	$464	$0
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		719,000	11,504	27
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		130,100	10,486	3,603
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	1,926
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.735%	12/19/2012		163,100	6,281	4,093
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.745%	12/21/2012		130,300	4,873	3,267
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.885%	01/07/2013		328,400	14,778	5,948
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		207,300	16,523	15,506
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	22,600	1,344	0
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		191,700	23,821	2,215
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		53,000	2,685	0
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		113,200	12,418	1,308

								$157,611	$37,893

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-18 5-Year Index	BOA	Buy	98.000%	12/19/2012	$	189,300	$2,530	$2,412

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC AUD versus USD	DUB	$		1.014	12/06/2012		AUD	119,590	$2,536	$1,162
Put - OTC AUD versus USD	CBK			1.014	12/06/2012			3,057	63	30
Put - OTC EUR versus USD	DUB			1.284	12/11/2012		EUR	123,300	2,794	2,363
Call - OTC USD versus CNY	BRC		CNY	6.450	12/13/2012	$		215,000	606	108
Call - OTC USD versus CNY	JPM			6.450	12/13/2012			70,600	179	36
Call - OTC USD versus CNY	DUB			6.450	12/13/2012			70,300	171	35
Call - OTC USD versus CNY	DUB			6.533	01/08/2013			89,100	610	46
Call - OTC USD versus CNY	DUB			6.545	01/09/2013			82,295	551	41
Call - OTC USD versus CNY	DUB			6.548	01/09/2013			82,288	562	40
Call - OTC USD versus CNY	DUB			6.445	03/06/2013			68,400	371	153
Call - OTC USD versus CNY	HUS			6.450	03/06/2013			68,500	365	149
Call - OTC USD versus CNY	DUB			6.336	04/11/2013			255,900	3,293	2,206
Call - OTC USD versus CNY	JPM			6.420	09/11/2013			64,000	650	589
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			61,700	620	568
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			61,700	620	697
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			64,000	650	723

									$14,641	$8,946

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,460.000	12/22/2012	393	$1,668	$1,090

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/10/2012	$	148,700	$11,970	$11,306
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/19/2012		211,500	16,201	15,522
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012		42,700	3,593	3,247
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		21,400	1,819	1,627
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/19/2012		96,300	7,540	7,068
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		190,100	15,453	14,453
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012		97,600	7,642	7,163

114	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	$	49,500	$4,155	$3,763
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012		119,500	13,235	12,564
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012		137,100	15,209	14,414

						$96,817	$91,127

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(q)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	191,300	$1,091	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		50,600	349	(1,285)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		50,600	1,204	(68)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		915,800	5,743	(23,260)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		915,800	23,045	(1,226)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	16,536	(14,911)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	96,000	1,437	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		225,900	2,897	0
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		219,300	4,508	(30,443)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		56,500	978	(7,843)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		90,300	1,576	(12,535)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		143,800	2,744	(19,962)
Call - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		145,400	3,142	(3,896)
Call - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		28,600	622	(766)
Call - OTC 30-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	2.050%	01/07/2013		126,500	2,646	(551)

								$68,518	$(116,747)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012	$	237,400	$950	$(1,731)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		237,400	1,816	(9)
Call - OTC CDX.IG-18 5-Year Index	BOA	Buy	0.850%	12/19/2012		537,400	1,343	(921)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.050%	12/19/2012		946,500	2,556	(2,324)

							$6,665	$(4,985)

Options on Securities
Description	Counterparty		Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	44,600	$209	$(538)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		44,800	224	(541)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		44,600	209	(43)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		44,800	224	(44)

							$866	$(1,166)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2012	$7,074,500	EUR 1,746,900	$79,401
Sales	2,702,400	515,500	38,632
Closing Buys	(4,645,000)	(741,600)	(35,532)
Expirations	0	0	0
Exercised	0	(388,500)	(6,452)

Balance at 09/30/2012	$5,131,900	EUR 1,132,300	$76,049

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(r)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	04/15/2016	12/02/2009	$40	$85	0.00%

(s)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (8)
Fannie Mae	3.000%	10/01/2027	$215,000	$225,784	$(227,900)
Fannie Mae	3.500%	10/01/2027	466,400	494,982	(496,352)
Fannie Mae	3.500%	10/01/2042	101,000	106,687	(108,322)
Fannie Mae	4.000%	10/01/2027	132,000	141,042	(141,219)
Fannie Mae	4.000%	10/01/2042	25,010	26,753	(26,952)
Fannie Mae	4.500%	10/01/2027	4,000	4,315	(4,316)
Fannie Mae	4.500%	10/01/2042	228,000	245,325	(246,739)
Fannie Mae	5.000%	10/01/2027	68,000	73,833	(73,844)
Fannie Mae	5.000%	10/01/2042	103,390	112,549	(112,743)
Fannie Mae	5.000%	11/01/2042	522,000	569,293	(568,980)
Fannie Mae	5.500%	10/01/2027	11,000	11,767	(11,918)
Fannie Mae	6.000%	10/01/2042	98,500	108,542	(108,812)
Fannie Mae	6.000%	11/01/2042	6,000	6,630	(6,628)
Freddie Mac	4.000%	10/01/2042	12,000	12,780	(12,902)
Freddie Mac	5.000%	10/01/2042	128,300	139,316	(139,025)
Ginnie Mae	3.500%	10/01/2042	236,000	256,098	(258,678)
Ginnie Mae	3.500%	11/01/2042	502,000	548,532	(548,670)
Ginnie Mae	4.000%	10/01/2042	25,000	27,211	(27,570)
Ginnie Mae	4.000%	11/01/2042	271,000	297,211	(298,269)
Ginnie Mae	5.000%	10/01/2042	85,000	93,691	(93,729)
Ginnie Mae	5.500%	10/01/2042	3,000	3,342	(3,338)
Ginnie Mae	6.000%	10/01/2042	10,000	11,220	(11,300)
Ginnie Mae	6.500%	10/01/2042	8,000	9,121	(9,239)
U.S. Treasury Bonds	3.125%	02/15/2042	121,400	125,435	(129,855)
U.S. Treasury Bonds	3.875%	08/15/2040	12,400	14,908	(15,245)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,377	17,609	(17,632)
U.S. Treasury Notes	1.000%	09/30/2016	303,600	309,667	(310,216)
U.S. Treasury Notes	1.375%	12/31/2018	9,200	9,440	(9,515)
U.S. Treasury Notes	2.000%	11/15/2021	166,000	172,284	(174,692)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	114,930	(116,031)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	5,630	(5,709)

				$4,295,927	$(4,316,340)

(8)	Market value includes $2,597 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	30,371	$	14,729	BRC	$0	$(253)	$(253)
10/2012		210,749		102,043	MSC	0	(1,915)	(1,915)
10/2012	EUR	152,217		190,668	BRC	0	(4,938)	(4,938)
10/2012		176,100		223,631	CBK	0	(2,666)	(2,666)
10/2012		136,356		171,113	HUS	0	(4,111)	(4,111)
10/2012		67,962		85,414	JPM	0	(1,920)	(1,920)
10/2012	GBP	107,556		169,734	DUB	0	(3,947)	(3,947)
10/2012		48,190		76,135	FBF	0	(1,682)	(1,682)
10/2012	INR	176,837		3,045	HUS	0	(308)	(308)
10/2012	TRY	68,759		37,800	BRC	0	(338)	(338)
10/2012		70,358		38,700	HUS	0	(325)	(325)
10/2012		90,935		50,000	JPM	0	(438)	(438)
10/2012	$	119,189	BRL	241,120	MSC	0	(250)	(250)
10/2012		265,743	EUR	206,804	BOA	10	0	10
10/2012		229,609		178,354	BPS	0	(416)	(416)
10/2012		17,102		13,371	BRC	80	0	80
10/2012		163,966		127,046	JPM	0	(705)	(705)
10/2012		9,151		7,060	RYL	0	(78)	(78)
10/2012		120,802	GBP	74,303	BPS	0	(817)	(817)
10/2012		131,693		81,443	CBK	0	(179)	(179)

116	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	3,181	INR	176,837	HUS	$172	$0	$172
10/2012		263	MYR	836	HUS	10	0	10
10/2012		2,350	SGD	2,957	RYL	60	0	60
11/2012	AUD	5,862	$	6,102	JPM	37	0	37
11/2012		741,110		771,866	WST	5,080	0	5,080
11/2012	EUR	206,804		265,830	BOA	0	(4)	(4)
11/2012		174,332		224,434	BPS	340	0	340
11/2012		36,252		46,624	BRC	24	0	24
11/2012		130,217		168,113	JPM	727	0	727
11/2012	GBP	74,303		120,788	BPS	814	0	814
11/2012		81,443		131,680	CBK	178	0	178
11/2012		13,631		22,131	JPM	122	0	122
11/2012	HUF	28,693,430		126,553	JPM	0	(2,019)	(2,019)
11/2012	TWD	1,489,553		49,985	CBK	0	(824)	(824)
11/2012		3,370,299		113,099	UAG	0	(1,862)	(1,862)
11/2012	$	7,501	AUD	7,193	CBK	0	(59)	(59)
11/2012		66,798	BRL	132,527	MSC	0	(1,712)	(1,712)
11/2012		32,423		64,363	UAG	0	(814)	(814)
11/2012		15,755	EUR	12,159	UAG	0	(125)	(125)
11/2012		763	HKD	5,914	JPM	0	0	0
11/2012		164,147	TWD	4,855,457	HUS	1,473	0	1,473
12/2012	BRL	241,120	$	118,086	MSC	44	0	44
12/2012	CAD	94,451		96,620	BRC	717	0	717
12/2012		94,703		97,349	CBK	1,190	0	1,190
12/2012		211,043		216,107	DUB	1,819	0	1,819
12/2012		180,611		185,416	HUS	2,028	0	2,028
12/2012	MXN	2,245,898		166,178	UAG	0	(7,237)	(7,237)
12/2012	$	51,500	BRL	106,445	BRC	611	0	611
12/2012		50,000		103,320	MSC	581	0	581
12/2012		25,000		51,690	UAG	305	0	305
12/2012		172,921	CAD	167,774	BPS	0	(2,567)	(2,567)
12/2012		178,160		173,139	CBK	0	(2,359)	(2,359)
12/2012		160,422	JPY	12,660,340	FBF	1,905	0	1,905
12/2012		413		32,257	UAG	1	0	1
12/2012		2,117	MXN	28,830	CBK	109	0	109
12/2012		9		122	DUB	0	0	0
12/2012		46		611	FBF	2	0	2
12/2012		39,900		517,336	HUS	70	(24)	46
12/2012		1,200		15,963	MSC	33	0	33
12/2012		940		12,805	UAG	49	0	49
02/2013	CNY	1,951,321	$	305,694	BOA	0	(1,322)	(1,322)
02/2013	$	87,072	CNY	546,200	BRC	0	(1,134)	(1,134)
02/2013		155,269		973,475	CBK	0	(2,104)	(2,104)
02/2013		56,800		357,444	DUB	0	(561)	(561)
02/2013		37,630		236,053	GST	0	(490)	(490)
02/2013		423,184		2,694,777	JPM	1,013	(207)	806
02/2013		211,633		1,325,900	UAG	0	(3,019)	(3,019)
03/2013		27,715	BRL	57,817	MSC	245	0	245
03/2013		58,315		122,120	UAG	741	0	741
08/2013		27,956	CNY	175,119	DUB	0	(584)	(584)
08/2013		18,919		119,000	RYL	0	(318)	(318)
08/2013		21,031		132,000	UAG	0	(398)	(398)
09/2013	EUR	100,000	$	122,680	HUS	0	(6,313)	(6,313)
09/2013		100,000		122,610	JPM	0	(6,382)	(6,382)
04/2014	$	8,166	CNY	50,000	RYL	0	(440)	(440)
10/2016	JPY	14,171,622	$	200,296	DUB	10,835	0	10,835

						$31,425	$(68,164)	$(36,739)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(u)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$404,591	$0	$404,591
Corporate Bonds & Notes
Banking & Finance	0	3,175,741	17,848	3,193,589
Industrials	0	750,309	20,687	770,996
Utilities	0	288,938	1,479	290,417
Municipal Bonds & Notes
Alaska	0	25,148	0	25,148
Arizona	0	3,528	0	3,528
California	0	407,856	0	407,856
Colorado	0	22,056	0	22,056
District of Columbia	0	14,369	0	14,369
Florida	0	8,301	0	8,301
Georgia	0	10,148	0	10,148
Illinois	0	29,164	0	29,164
Indiana	0	11,478	0	11,478
Louisiana	0	297	0	297
Massachusetts	0	8,522	0	8,522
Michigan	0	280	0	280
Minnesota	0	10,029	0	10,029
Nevada	0	1,631	0	1,631
New York	0	101,669	0	101,669
North Carolina	0	3,664	0	3,664
Ohio	0	32,191	0	32,191
Pennsylvania	0	8,670	0	8,670
Puerto Rico	0	16	0	16
Texas	0	30,231	0	30,231
Virginia	0	710	0	710
Washington	0	57,352	0	57,352
West Virginia	0	4,369	0	4,369
U.S. Government Agencies	0	2,788,033	40,806	2,828,839
U.S. Treasury Obligations	0	5,465,833	0	5,465,833
Mortgage-Backed Securities	0	1,690,424	30,688	1,721,112
Asset-Backed Securities	0	740,988	528,272	1,269,260
Sovereign Issues	0	1,153,367	0	1,153,367

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Convertible Preferred Securities
Banking & Finance	$3,095	$0	$0	$3,095
Utilities	26,154	0	0	26,154
Preferred Securities
Banking & Finance	0	895	0	895
Short-Term Instruments
Certificates of Deposit	0	75,875	0	75,875
Repurchase Agreements	0	1,039,107	0	1,039,107
U.S. Treasury Bills	0	51,113	0	51,113
PIMCO Short-Term Floating NAV Portfolio	246,525	0	0	246,525
Purchased Options
Credit Contracts	0	2,412	0	2,412
Equity Contracts	1,090	0	0	1,090
Foreign Exchange Contracts	0	8,946	0	8,946
Interest Rate Contracts	0	37,893	91,127	129,020
	$276,864	$18,466,144	$730,907	$19,473,915

Short Sales, at value	$0	$(4,316,340)	$0	$(4,316,340)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	34,815	0	34,815
Equity Contracts	0	1,700	0	1,700
Foreign Exchange Contracts	0	32,360	0	32,360
Interest Rate Contracts	0	137,715	0	137,715
	$0	$206,590	$0	$206,590

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(171,161)	(341)	(171,502)
Foreign Exchange Contracts	0	(68,164)	0	(68,164)
Interest Rate Contracts	(7,031)	(310,434)	0	(317,465)
	$(7,031)	$(549,759)	$(341)	$(557,131)

Totals	$269,833	$13,806,635	$730,566	$14,807,034

(ii) As of September 30, 2012, assets valued at $16,522 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,619	$15,500	$0	$(23)	$0	$752	$0	$0	$17,848	$752
Industrials	27,094	0	(6,518)	0	334	(223)	0	0	20,687	191
Utilities	1,810	0	(275)	(4)	(5)	(47)	0	0	1,479	(65)
U.S. Government Agencies	42,413	0	(2,097)	326	2	162	0	0	40,806	164
Mortgage-Backed Securities	30,214	0	(2,914)	223	1,525	1,640	0	0	30,688	1,548
Asset-Backed Securities	9,224	626,007	(140,001)	1,333	11,655	20,054	0	0	528,272	20,053
Purchased Options
Interest Rate Contracts	82,109	96,815	(85,151)	0	(11,150)	8,504	0	0	91,127	(5,691)
	$194,483	$738,322	$(236,956)	$1,855	$2,361	$30,842	$0	$0	$730,907	$16,952

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$2,665	$0	$0	$0	$0	$(6,159)	$0	$3,494	$0	$0

118	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$(228)	$0	$0	$0	$0	$(113)	$0	$0	$(341)	$(113)
Interest Rate Contracts	(7,854)	0	0	0	0	12,478	0	(4,624)	0	0
	$(8,082)	$0	$0	$0	$0	$12,365	$0	$(4,624)	$(341)	$(113)

Totals	$189,066	$738,322	$(236,956)	$1,855	$2,361	$37,048	$0	$(1,130)	$730,566	$16,839

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,728	Benchmark Pricing	Base Price	112.00
	16,120	Third Party Vendor	Broker Quote	104.00
Industrials	85	Other Valuation Techniques	—	—
	20,602	Third Party Vendor	Broker Quote	108.00-115.25
Utilities	1,479	Third Party Vendor	Broker Quote	91.00
U.S. Government Agencies	23,193	Benchmark Pricing	Base Price	97.98-128.65
	17,613	Third Party Vendor	Broker Quote	100.07
Mortgage-Backed Securities	30,688	Third Party Vendor	Broker Quote	18.45-92.68
Asset-Backed Securities	527,488	Benchmark Pricing	Base Price	47.99-97.77
	784	Third Party Vendor	Broker Quote	100.50
Purchased Options
Interest Rate Contracts	91,127	Indicative Market Quotations	Broker Quote	7.34-10.51

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(341)	Indicative Market Quotations	Broker Quote	20.37-29.17

Total	$730,566

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(v)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$2,412	$1,090	$8,946	$129,020	$141,468
Variation margin receivable on financial derivative instruments (2)	0	391	0	0	2,267	2,658
Unrealized appreciation on foreign currency contracts	0	0	0	31,425	0	31,425
Unrealized appreciation on OTC swap agreements	0	34,638	1,700	935	118,364	155,637

	$0	$37,441	$2,790	$41,306	$249,651	$331,188

Liabilities:
Written options outstanding	$0	$4,985	$0	$0	$117,913	$122,898
Variation margin payable on financial derivative instruments (2)	0	538	0	0	3,948	4,486
Unrealized depreciation on foreign currency contracts	0	0	0	68,164	0	68,164
Unrealized depreciation on OTC swap agreements	0	47,384	0	0	48,844	96,228

	$0	$52,907	$0	$68,164	$170,705	$291,776

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	119

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$(3,117)	$(13,999)	$(5,886)	$(63,888)	$(86,890)
Net realized gain on futures contracts	0	0	2,381	0	3,118	5,499
Net realized gain on written options	0	17,983	0	0	4,258	22,241
Net realized gain (loss) on swaps	0	(65,211)	0	89	(28,315)	(93,437)
Net realized gain on foreign currency transactions	0	0	0	80,412	0	80,412

	$0	$(50,345)	$(11,618)	$74,615	$(84,827)	$(72,175)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(502)	$9,599	$(640)	$(24,661)	$(16,204)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(10,062)	(10,062)
Net change in unrealized (depreciation) on written options	0	(5,187)	0	0	(34,119)	(39,306)
Net change in unrealized appreciation (depreciation) on swaps	0	(17,382)	1,700	1,072	(177,348)	(191,958)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(68,248)	0	(68,248)

	$0	$(23,071)	$11,299	$(67,816)	$(246,190)	$(325,778)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(7,031) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(243,282) as reported in the Notes to Schedule of Investments.

(w)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$22,801	$(22,340)	$461
BPS	872	(870)	2
BRC	4,621	(3,430)	1,191
CBK	7,152	(7,800)	(648)
DUB	(1,178)	1,834	656
FBF	(1,523)	858	(665)
GLM	(2,881)	2,686	(195)
GST	(1,004)	(780)	(1,784)
HUS	18,302	(17,750)	552
JPM	(14,969)	16,309	1,340
MSC	(2,974)	3,162	188
MYC	67,127	(66,370)	757
RYL	(20,879)	22,139	1,260
RYM	(585)	0	(585)
SOG	1,509	(1,490)	19
UAG	19,481	(19,150)	331
WST	5,080	(2,360)	2,720

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

120	PIMCO LONG DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	121

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities.

This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes

122	PIMCO LONG DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	123

Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant

124	PIMCO LONG DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of

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Notes to Financial Statements (Cont.)

the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedules of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been

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issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to

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Notes to Financial Statements (Cont.)

Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an

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investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows,

assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, cross-currency, interest rate, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option

(the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate, sovereign or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types,

132	PIMCO LONG DURATION STRATEGY FUNDS

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they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On

September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.25%	N/A	0.35%
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.25%	0.35%	N/A	N/A	0.35%
PIMCO Unconstrained Bond Fund	0.60%	0.30%	0.40%	N/A	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and

134	PIMCO LONG DURATION STRATEGY FUNDS

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indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Long Duration Total Return Fund	$879	$113,354
PIMCO Total Return Fund II	14,073	108,362
PIMCO Total Return Fund III	104,053	66,713
PIMCO Total Return Fund IV	6,492	1,694
PIMCO Unconstrained Bond Fund	73,840	65,557

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Appreciation Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Extended Duration Fund	$2,784	$193,323	$(185,600)	$3	$1	$10,511	$24
PIMCO GNMA Fund	456,773	719,681	(1,141,500)	(2)	0	34,952	281
PIMCO Long Duration Total Return Fund	59,088	1,504,920	(1,232,000)	35	5	332,048	319
PIMCO Long-Term U.S. Government Fund	106,247	550,097	(575,700)	15	5	80,664	97
PIMCO Mortgage-Backed Securities Fund	218,638	279,537	(492,400)	9	(3)	5,781	137
PIMCO Total Return Fund II	130,832	1,545,755	(1,278,800)	68	21	397,876	455
PIMCO Total Return Fund III	290,294	1,658,444	(1,596,700)	34	6	352,078	344
PIMCO Total Return Fund IV	619	555,033	(502,001)	10	0	53,661	132
PIMCO Unconstrained Bond Fund	67,760	2,364,987	(2,186,300)	72	6	246,525	387

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO GNMA Fund	$0	$122,717	$(97,500)	$0	$1	$25,218	$18
PIMCO Mortgage-Backed Securities Fund	0	27,638	(7,000)	0	0	20,638	38
PIMCO Total Return Fund II	12,601	156,885	(15,200)	(1)	(10)	154,275	285
PIMCO Total Return Fund III	0	338,678	(142,600)	(16)	(32)	196,030	179
PIMCO Total Return Fund IV	23,305	23,383	(8,700)	(2)	(5)	37,981	84

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$204,981	$358,935	$13,320	$22,953
PIMCO GNMA Fund	27,339,860	27,074,751	43,438	35,412
PIMCO Long Duration Total Return Fund	1,571,655	1,822,097	269,949	577,427
PIMCO Long-Term U.S. Government Fund	1,163,758	1,347,855	56,548	79,004
PIMCO Mortgage-Backed Securities Fund	5,137,627	4,998,768	13,209	4,189
PIMCO Total Return Fund II	7,446,004	7,816,454	194,943	472,466
PIMCO Total Return Fund III	9,730,552	9,728,542	512,743	383,164
PIMCO Total Return Fund IV	2,654,241	2,543,913	102,853	68,226
PIMCO Unconstrained Bond Fund	63,987,029	67,108,373	2,782,161	3,714,277

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

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The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Extended Duration Fund	$305,932	$23,477	$(551)	$22,926
PIMCO GNMA Fund	3,091,023	46,809	(6,992)	39,817
PIMCO Long Duration Total Return Fund	5,619,683	817,124	(17,355)	799,769
PIMCO Long-Term U.S. Government Fund	1,491,205	66,301	(11,233)	55,068
PIMCO Mortgage-Backed Securities Fund	802,622	13,327	(11,183)	2,144
PIMCO Total Return Fund II	3,642,299	186,266	(10,348)	175,918
PIMCO Total Return Fund III	4,813,027	226,522	(17,882)	208,640
PIMCO Total Return Fund IV	974,619	32,302	(363)	31,939
PIMCO Unconstrained Bond Fund	18,672,026	969,587	(167,698)	801,889

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Notes to Financial Statements (Cont.)

14. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Extended Duration Fund (1)				PIMCO GNMA Fund				PIMCO Long Duration Total Return Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,305	$26,316	16,456	$152,333	17,717	$210,075	41,006	$487,025	39,143	$482,534	206,366	$2,377,601
Class P	1,553	17,346	7,760	77,808	3,797	45,027	8,914	105,709	1,255	15,549	791	8,994
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	5,845	69,302	30,474	361,641	0	0	0	0
Class A	0	0	0	0	11,131	131,995	48,582	575,595	0	0	0	0
Class B	0	0	0	0	1	16	32	378	0	0	0	0
Class C	0	0	0	0	4,892	58,012	9,666	114,353	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	335	3,786	3,636	36,229	761	9,045	2,246	26,431	8,604	106,870	40,357	467,790
Class P	14	154	17	171	98	1,164	252	2,971	16	199	57	656
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	274	3,255	979	11,527	0	0	0	0
Class A	0	0	0	0	630	7,489	2,300	27,060	0	0	0	0
Class B	0	0	0	0	5	62	32	371	0	0	0	0
Class C	0	0	0	0	170	2,017	672	7,903	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(8,961)	(98,586)	(39,220)	(361,882)	(15,542)	(184,234)	(21,295)	(250,790)	(94,438)	(1,162,225)	(220,180)	(2,563,586)
Class P	(7,785)	(86,144)	(237)	(2,399)	(2,904)	(34,411)	(4,833)	(56,851)	(250)	(3,123)	(372)	(4,386)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(7,369)	(87,409)	(19,237)	(228,868)	0	0	0	0
Class A	0	0	0	0	(12,793)	(151,770)	(32,315)	(383,335)	0	0	0	0
Class B	0	0	0	0	(170)	(2,020)	(608)	(7,144)	0	0	0	0
Class C	0	0	0	0	(3,147)	(37,341)	(5,486)	(64,552)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(12,539)	$(137,128)	(11,588)	$(97,740)	3,396	$40,274	61,381	$729,424	(45,670)	$(560,196)	27,019	$287,069

138	PIMCO LONG DURATION STRATEGY FUNDS

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PIMCO Long-Term U.S. Government Fund (2)				PIMCO Mortgage-Backed Securities Fund				PIMCO Total Return Fund II
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

27,175	$329,058	149,786	$1,693,939	8,382	$90,432	4,290	$46,282	24,335	$266,295	95,358	$1,006,435
7,675	87,560	36,924	408,254	704	7,573	4,406	47,512	312	3,410	1,018	10,885
2,782	33,508	4,657	54,888	1,351	14,508	1,924	20,696	1,176	12,845	3,120	32,960
0	0	0	0	1,288	13,876	4,537	48,846	0	0	0	0
7,456	88,086	17,358	205,422	903	9,726	1,976	21,209	0	0	0	0
1	8	35	416	0	1	2	18	0	0	0	0
1,379	16,589	2,898	34,367	233	2,509	423	4,543	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

833	10,032	12,561	141,861	233	2,515	954	10,170	3,174	34,765	7,406	78,352
34	409	541	6,115	18	191	73	774	19	205	16	175
81	971	1,187	13,406	61	662	359	3,821	83	911	200	2,121
0	0	0	0	87	940	476	5,075	0	0	0	0
216	2,604	2,629	29,678	70	754	385	4,102	0	0	0	0
1	15	37	415	1	6	7	75	0	0	0	0
23	275	426	4,799	11	114	83	883	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(28,021)	(321,607)	(130,394)	(1,547,331)	(2,912)	(31,412)	(4,817)	(51,822)	(73,283)	(797,263)	(97,947)	(1,033,192)
(40,589)	(482,106)	(5,926)	(65,562)	(1,566)	(16,739)	(3,141)	(33,565)	(219)	(2,397)	(194)	(2,048)
(1,377)	(16,270)	(6,444)	(73,659)	(2,780)	(29,907)	(2,332)	(25,139)	(1,445)	(15,734)	(5,277)	(55,477)
0	0	0	0	(3,168)	(34,073)	(3,981)	(42,857)	0	0	0	0
(7,491)	(88,965)	(17,570)	(204,754)	(2,000)	(21,559)	(3,300)	(35,423)	0	0	0	0
(91)	(1,084)	(409)	(4,604)	(36)	(385)	(182)	(1,950)	0	0	0	0
(798)	(9,467)	(2,058)	(23,788)	(385)	(4,138)	(895)	(9,626)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(30,711)	$(350,384)	66,238	$673,862	495	$5,594	1,247	$13,624	(45,848)	$(496,963)	3,700	$40,211

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Notes to Financial Statements (Cont.)

September 30, 2012 (Unaudited)

	PIMCO Total Return Fund III				PIMCO Total Return Fund IV				PIMCO Unconstrained Bond Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 05/26/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	37,099	$372,035	103,334	$1,003,127	8,347	$91,267	70,785	$738,143	222,789	$2,549,909	494,271	$5,465,223
Class P	3,272	32,714	2,504	24,253	43	476	463	4,849	33,380	379,310	73,546	811,766
Administrative Class	1,480	14,787	3,090	29,930	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	26,181	298,336	53,113	586,406
Class A	0	0	0	0	755	8,264	234	2,443	21,449	244,589	66,705	738,679
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	125	1,368	0	0	7,576	86,559	23,560	261,107
Class R	0	0	0	0	0	0	0	0	156	1,782	869	9,606
Issued as reinvestment of distributions
Institutional Class	4,412	44,158	11,173	107,944	692	7,595	844	8,934	6,256	71,069	20,561	225,985
Class P	102	1,023	201	1,946	5	53	4	39	573	6,514	1,708	18,756
Administrative Class	131	1,309	323	3,118	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	671	7,613	2,331	25,612
Class A	0	0	0	0	4	49	2	19	897	10,171	3,874	42,577
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	1	0	0	201	2,270	1,040	11,404
Class R	0	0	0	0	0	0	0	0	6	67	33	367
Cost of shares redeemed
Institutional Class	(40,115)	(400,713)	(74,132)	(715,674)	(6,969)	(75,945)	(6,133)	(64,343)	(142,316)	(1,611,003)	(528,477)	(5,815,485)
Class P	(545)	(5,450)	(1,598)	(15,406)	(30)	(335)	(1)	(6)	(17,786)	(201,746)	(96,674)	(1,063,827)
Administrative Class	(796)	(7,980)	(3,554)	(34,319)	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	(18,464)	(209,759)	(74,456)	(819,142)
Class A	0	0	0	0	(35)	(380)	(31)	(333)	(35,005)	(395,719)	(145,937)	(1,607,146)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(8)	(85)	0	0	(12,052)	(136,609)	(46,155)	(508,219)
Class R	0	0	0	0	0	0	0	0	(257)	(2,927)	(2,828)	(31,243)
Net increase (decrease) resulting from Fund share transactions	5,040	$51,883	41,341	$404,919	2,929	$32,328	66,167	$689,745	94,255	$1,100,426	(152,916)	$(1,647,574)

(1)	As of September 30, 2012, 3 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 54% of the Fund.
(2)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 26% of the Fund.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

140	PIMCO LONG DURATION STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBS	RBS Securities, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	EONIA	Euro OverNight Index Average	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board

also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper

142	PIMCO LONG DURATION STRATEGY FUNDS

(Unaudited)

peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

144	PIMCO LONG DURATION STRATEGY FUNDS

(Unaudited)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.
With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s

146	PIMCO LONG DURATION STRATEGY FUNDS

(Unaudited)

operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4005SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

PIMCO CommodityRealReturn Strategy Fund®

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO CommodityRealReturn Strategy Fund®	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Consolidated Statement of Cash Flows	20
Consolidated Schedule of Investments	21
Notes to Financial Statements	47
Glossary	74
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	76

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Chairman’s Letter (Cont.)

appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the individual Fund Summary

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

page is as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	11/29/02	03/12/10

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2012

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/2002)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	8.31%	14.28%	2.14%	8.89%	10.41%
PIMCO CommodityRealReturn Strategy Fund® Class P	8.14%	14.02%	2.03%	8.77%	10.30%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	8.16%	14.00%	1.86%	8.60%	10.12%
PIMCO CommodityRealReturn Strategy Fund® Class D	7.98%	13.75%	1.64%	8.35%	9.87%
PIMCO CommodityRealReturn Strategy Fund® Class A	7.95%	13.73%	1.62%	8.34%	9.86%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	2.01%	7.48%	0.48%	7.73%	9.26%
PIMCO CommodityRealReturn Strategy Fund® Class B	7.58%	12.97%	0.84%	7.70%	9.22%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	2.58%	8.15%	0.66%	7.70%	9.22%
PIMCO CommodityRealReturn Strategy Fund® Class C	7.66%	12.97%	0.87%	7.55%	9.05%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	6.66%	12.01%	0.87%	7.55%	9.05%
PIMCO CommodityRealReturn Strategy Fund® Class R	7.86%	13.45%	1.22%	7.80%	9.30%
Dow Jones-UBS Commodity Index Total Return	4.70%	5.99%	-3.03%	5.20%	5.78%	**
Lipper Commodities General Funds Average	-1.35%	5.11%	-4.37%	2.46%	3.55%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares, and 1.60% for Class R shares.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class D - PCRDX
Class A - PCRAX	Class B - PCRBX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown‡

U.S. Treasury Obligations	74.3%
Short-Term Instruments	9.4%
Sovereign Issues	5.9%
Corporate Bonds & Notes	4.2%
Mortgage-Backed Securities	2.7%
Other	3.5%

‡	% of Total Investments as of 09/30/12

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

The Fund seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»

Active commodity strategies designed to combat the effects of contango (a condition in commodity futures markets where the forward price of a contract is greater than the current spot price) by holding futures contracts further out on the futures curves, detracted from returns as the deferred contract indexes underperformed front-month contract indexes.

»	Exposure to commodities, which rallied during the reporting period, resulted in positive absolute performance for the Fund.

»

The portfolio’s construction, which uses primarily U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the U.S. Treasury bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»	An underweight to U.S. TIPS, however, detracted from performance as U.S. TIPS rallied during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Short exposure to the Japanese yen for most of the reporting period detracted from relative returns as the currency appreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,083.10	$4.07	$1,000.00	$1,021.16	$3.95	0.78%
Class P	1,000.00	1,081.40	4.59	1,000.00	1,020.66	4.46	0.88
Administrative Class	1,000.00	1,081.60	5.37	1,000.00	1,019.90	5.22	1.03
Class D	1,000.00	1,079.80	6.41	1,000.00	1,018.90	6.23	1.23
Class A	1,000.00	1,079.50	6.41	1,000.00	1,018.90	6.23	1.23
Class B	1,000.00	1,075.80	10.30	1,000.00	1,015.14	10.00	1.98
Class C	1,000.00	1,076.60	10.31	1,000.00	1,015.14	10.00	1.98
Class R	1,000.00	1,078.60	7.71	1,000.00	1,017.65	7.49	1.48

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index	Descriptions

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

Financial Highlights PIMCO CommodityRealReturn Strategy Fund®

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2012 - 09/30/2012+	$6.69	$0.04	$0.51	$0.55	$(0.10)	$0.00
03/31/2012	9.69	0.15	(1.17)	(1.02)	(1.80)	(0.18)
03/31/2011	7.82	0.14	2.62	2.76	(0.89)	0.00
03/31/2010	6.26	0.26	2.02	2.28	(0.62)	(0.10)
03/31/2009	18.32	0.34	(9.60)	(9.26)	(0.71)	(2.09)
03/31/2008	14.60	0.72	4.06	4.78	(1.06)	0.00
Class P
04/01/2012 - 09/30/2012+	6.68	0.03	0.51	0.54	(0.10)	0.00
03/31/2012	9.68	0.15	(1.18)	(1.03)	(1.79)	(0.18)
03/31/2011	7.82	0.13	2.61	2.74	(0.88)	0.00
03/31/2010	6.27	0.25	2.01	2.26	(0.61)	(0.10)
04/30/2008 - 03/31/2009	18.65	0.16	(9.73)	(9.57)	(0.72)	(2.09)
Administrative Class
04/01/2012 - 09/30/2012+	6.59	0.02	0.51	0.53	(0.09)	0.00
03/31/2012	9.58	0.15	(1.19)	(1.04)	(1.77)	(0.18)
03/31/2011	7.75	0.12	2.58	2.70	(0.87)	0.00
03/31/2010	6.21	0.24	2.00	2.24	(0.60)	(0.10)
03/31/2009	18.21	0.31	(9.54)	(9.23)	(0.68)	(2.09)
03/31/2008	14.52	0.67	4.05	4.72	(1.03)	0.00
Class D
04/01/2012 - 09/30/2012+	6.58	0.03	0.49	0.52	(0.08)	0.00
03/31/2012	9.56	0.12	(1.16)	(1.04)	(1.76)	(0.18)
03/31/2011	7.74	0.09	2.58	2.67	(0.85)	0.00
03/31/2010	6.20	0.22	2.00	2.22	(0.58)	(0.10)
03/31/2009	18.19	0.34	(9.59)	(9.25)	(0.65)	(2.09)
03/31/2008	14.51	0.63	4.04	4.67	(0.99)	0.00
Class A
04/01/2012 - 09/30/2012+	6.56	0.03	0.48	0.51	(0.07)	0.00
03/31/2012	9.54	0.12	(1.16)	(1.04)	(1.76)	(0.18)
03/31/2011	7.72	0.09	2.58	2.67	(0.85)	0.00
03/31/2010	6.19	0.22	1.99	2.21	(0.58)	(0.10)
03/31/2009	18.17	0.32	(9.56)	(9.24)	(0.65)	(2.09)
03/31/2008	14.50	0.63	4.03	4.66	(0.99)	0.00

Please see footnotes on page 14.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$(0.10)	$7.14	8.31%	$15,297,256	0.78	%*	0.91	%*	0.74	%*	0.87	%*	1.29	%*	34%
(1.98)	6.69	(10.98)	15,351,385	0.77		0.90		0.74		0.87		1.80		177
(0.89)	9.69	37.43	19,050,186	0.76		0.89		0.74		0.87		1.61		198
(0.72)	7.82	36.58	11,302,566	0.79		0.89		0.74		0.84		3.31		397
(2.80)	6.26	(50.88)	4,443,754	1.12		1.21		0.74		0.83		2.83		979
(1.06)	18.32	34.08	7,532,238	0.75		0.79		0.74		0.78		4.59		697

(0.10)	7.12	8.14	1,888,716	0.88	*	1.01	*	0.84	*	0.97	*	0.88	*	34
(1.97)	6.68	(11.10)	1,320,378	0.87		1.00		0.84		0.97		1.80		177
(0.88)	9.68	37.20	1,694,106	0.86		0.99		0.84		0.97		1.52		198
(0.71)	7.82	36.32	694,385	0.87		0.97		0.84		0.94		3.17		397
(2.81)	6.27	(51.66)	17,049	1.45	*	1.54	*	0.84	*	0.93	*	2.30	*	979

(0.09)	7.03	8.16	691,046	1.03	*	1.16	*	0.99	*	1.12	*	0.68	*	34
(1.95)	6.59	(11.25)	418,468	1.02		1.15		0.99		1.12		1.80		177
(0.87)	9.58	36.94	1,253,863	1.01		1.14		0.99		1.12		1.45		198
(0.70)	7.75	36.27	1,159,140	1.04		1.14		0.99		1.09		3.08		397
(2.77)	6.21	(50.97)	564,524	1.40		1.49		0.99		1.08		2.55		979
(1.03)	18.21	33.76	1,172,140	1.00		1.04		0.99		1.03		4.25		697

(0.08)	7.02	7.98	1,120,601	1.23	*	1.36	*	1.19	*	1.32	*	0.86	*	34
(1.94)	6.58	(11.32)	1,086,195	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.45		177
(0.85)	9.56	36.55	1,334,588	1.26		1.39		1.24		1.37		1.12		198
(0.68)	7.74	36.01	827,575	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.20	(51.12)	426,678	1.59		1.68		1.24		1.33		2.57		979
(0.99)	18.19	33.40	1,332,737	1.25		1.29		1.24		1.28		4.03		697

(0.07)	7.00	7.95	1,913,601	1.23	*	1.36	*	1.19	*	1.32	*	1.04	*	34
(1.94)	6.56	(11.34)	2,264,191	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.44		177
(0.85)	9.54	36.65	2,886,760	1.26		1.39		1.24		1.37		1.12		198
(0.68)	7.72	35.92	1,782,541	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.19	(51.10)	1,011,097	1.60		1.69		1.24		1.33		2.49		979
(0.99)	18.17	33.35	2,493,012	1.25		1.29		1.24		1.28		4.04		697

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class B
04/01/2012 - 09/30/2012+	$6.42	$0.01		$0.47	$0.48	$(0.03)	$0.00
03/31/2012	9.38	0.07		(1.15)	(1.08)	(1.70)	(0.18)
03/31/2011	7.60	0.03		2.54	2.57	(0.79)	0.00
03/31/2010	6.11	0.17		1.94	2.11	(0.52)	(0.10)
03/31/2009	18.01	0.22		(9.48)	(9.26)	(0.55)	(2.09)
03/31/2008	14.37	0.51		4.00	4.51	(0.87)	0.00
Class C
04/01/2012 - 09/30/2012+	6.39	0.00	^	0.48	0.48	(0.04)	0.00
03/31/2012	9.36	0.05		(1.14)	(1.09)	(1.70)	(0.18)
03/31/2011	7.59	0.03		2.53	2.56	(0.79)	0.00
03/31/2010	6.10	0.16		1.96	2.12	(0.53)	(0.10)
03/31/2009	17.98	0.22		(9.45)	(9.23)	(0.56)	(2.09)
03/31/2008	14.35	0.51		3.99	4.50	(0.87)	0.00
Class R
04/01/2012 - 09/30/2012+	6.50	0.01		0.49	0.50	(0.07)	0.00
03/31/2012	9.48	0.06		(1.11)	(1.05)	(1.75)	(0.18)
03/31/2011	7.70	0.12		2.52	2.64	(0.86)	0.00
03/12/2010 - 03/31/2010	7.93	0.00		(0.03)	(0.03)	(0.20)	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$(0.03)	$6.87	7.58%	$30,065	1.98	%*	2.11	%*	1.94	%*	2.07	%*	0.37	%*	34%
(1.88)	6.42	(12.02)	48,818	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.82		177
(0.79)	9.38	35.69	100,191	2.01		2.14		1.99		2.12		0.41		198
(0.62)	7.60	34.76	102,718	2.04		2.14		1.99		2.09		2.32		397
(2.64)	6.11	(51.50)	84,196	2.35		2.44		1.99		2.08		1.75		979
(0.87)	18.01	32.48	245,252	2.00		2.04		1.99		2.03		3.32		697

(0.04)	6.83	7.66	871,454	1.98	*	2.11	*	1.94	*	2.07	*	0.12	*	34
(1.88)	6.39	(12.11)	896,713	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.68		177
(0.79)	9.36	35.71	1,167,646	2.01		2.14		1.99		2.12		0.39		198
(0.63)	7.59	34.89	751,143	2.04		2.14		1.99		2.09		2.17		397
(2.65)	6.10	(51.47)	429,408	2.35		2.44		1.99		2.08		1.73		979
(0.87)	17.98	32.45	1,143,836	2.00		2.04		1.99		2.03		3.33		697

(0.07)	6.93	7.86	18,357	1.48	*	1.61	*	1.44	*	1.57	*	0.27	*	34
(1.93)	6.50	(11.54)	11,144	1.47	(b)	1.60	(b)	1.44	(b)	1.57	(b)	0.77		177
(0.86)	9.48	36.32	4,596	1.51		1.64		1.49		1.62		1.27		198
(0.20)	7.70	(0.42)	10	1.50	*	1.60	*	1.49	*	1.59	*	3.63	*	397

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$25,711,577
Investments in Affiliates, at value	197
Repurchase agreements, at value	629,101
Cash	1,610
Deposits with counterparty	514
Foreign currency, at value	4,191
Receivable for investments sold	754,704
Receivable for Fund shares sold	40,810
Interest and dividends receivable	74,430
Dividends receivable from Affiliates	1
Variation margin receivable on financial derivative instruments	2,055
Reimbursement receivable from PIMCO	2,541
OTC swap premiums paid	15,354
Unrealized appreciation on foreign currency contracts	10,006
Unrealized appreciation on OTC swap agreements	195,036
Other assets	4,131
27,446,258
Liabilities:
Payable for reverse repurchase agreements	$3,015,823
Payable for investments purchased	126,641
Payable for investments in Affiliates purchased	1
Payable for sale-buyback financing transactions	1,381,815
Payable for short sales	331,532
Deposits from counterparty	496,602
Payable for Fund shares redeemed	45,067
Written options outstanding	57,980
Accrued investment advisory fees	9,684
Accrued supervisory and administrative fees	5,472
Accrued distribution fees	831
Accrued servicing fees	521
Variation margin payable on financial derivative instruments	694
OTC swap premiums received	3,770
Unrealized depreciation on foreign currency contracts	23,169
Unrealized depreciation on OTC swap agreements	115,326
Other liabilities	234
5,615,162
Net Assets	$21,831,096
Net Assets Consist of:
Paid in capital	$19,467,284
Undistributed net investment income	111,155
Accumulated undistributed net realized gain	978,827
Net unrealized appreciation	1,273,830
$21,831,096
Cost of Investments	$24,532,025
Cost of Investments in Affiliates	$197
Cost of Repurchase Agreements	$629,101
Cost of Foreign Currency Held	$4,173
Proceeds Received on Short Sales	$324,773
Premiums Received on Written Options	$67,117

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Net Assets:
Institutional Class	$15,297,256
Class P	1,888,716
Administrative Class	691,046
Class D	1,120,601
Class A	1,913,601
Class B	30,065
Class C	871,454
Class R	18,357
Shares Issued and Outstanding:
Institutional Class	2,143,931
Class P	265,133
Administrative Class	98,301
Class D	159,633
Class A	273,330
Class B	4,376
Class C	127,610
Class R	2,650
Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$7.14
Class P	7.12
Administrative Class	7.03
Class D	7.02
Class A	7.00
Class B	6.87
Class C	6.83
Class R	6.93

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$212,773
Dividends	779
Dividends from Affiliate investments	108
Total Income	213,660

Expenses:
Investment advisory fees	60,711
Supervisory and administrative fees	34,585
Distribution and/or servicing fees - Administrative Class	717
Distribution and/or servicing fees - Class D	1,292
Distribution fees - Class B	133
Distribution fees - Class C	3,144
Distribution fees - Class R	17
Servicing fees - Class A	2,424
Servicing fees - Class B	44
Servicing fees - Class C	1,048
Servicing fees - Class R	17
Trustees’ fees	12
Interest expense	4,468
Total Expenses	108,612
Waiver by PIMCO	(14,186)
Net Expenses	94,426

Net Investment Income	119,234

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	106,994
Net realized gain on Affiliate investments	70
Net realized (loss) on futures contracts	(14,771)
Net realized gain on written options	7,388
Net realized gain on swaps	694,043
Net realized gain on foreign currency transactions	36,371
Net change in unrealized appreciation on investments	502,747
Net change in unrealized (depreciation) on Affiliate investments	(8)
Net change in unrealized appreciation on futures contracts	7,593
Net change in unrealized (depreciation) on written options	(1,224)
Net change in unrealized appreciation on swaps	230,870
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(50,636)
Net Gain	1,519,437

Net Increase in Net Assets Resulting from Operations	$1,638,671

* Foreign tax withholdings	$233

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$119,234	$418,447
Net realized gain (loss)	830,025	(3,024,336)
Net realized gain on Affiliate investments	70	726
Net change in unrealized appreciation (depreciation)	689,350	(477,898)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(8)	8
Net increase resulting from operations	1,638,671	(3,083,053)

Distributions to Shareholders:
From net investment income
Institutional Class	(212,487)	(3,734,472)
Class P	(24,505)	(332,303)
Administrative Class	(8,353)	(235,707)
Class D	(12,230)	(249,418)
Class A	(20,592)	(546,744)
Class B	(169)	(15,335)
Class C	(5,827)	(220,480)
Class R	(175)	(1,775)
From net realized capital gains
Institutional Class	0	(398,434)
Class P	0	(33,120)
Administrative Class	0	(23,875)
Class D	0	(25,236)
Class A	0	(55,043)
Class B	0	(1,524)
Class C	0	(23,451)
Class R	0	(194)

Total Distributions	(284,338)	(5,897,111)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(920,529)	2,885,520

Total Increase in Net Assets	433,804	(6,094,644)

Net Assets:
Beginning of period	21,397,292	27,491,936
End of period*	$21,831,096	$21,397,292

*Including undistributed net investment income of:	$111,155	$276,259

**	See note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Consolidated Statement of Cash Flows PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO CommodityRealReturn Strategy Fund®

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$1,638,671

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(7,875,204)
Proceeds from sales of long-term securities	8,399,394
Proceeds from short-term portfolio investments, net	754,487
Increase in deposits with counterparty	(506)
Increase in receivable for investments sold	(414,529)
Decrease in interest and dividends receivable	12,699
Decrease in reimbursement receivable from PIMCO	91
Decrease in OTC swap premiums received (paid)	33,670
Decrease in payable for investments purchased	(1,484,907)
Decrease in accrued investment advisory fees	(1,723)
Decrease in accrued supervisory and administrative fees	(1,287)
Increase in accrued distribution fee	129
Decrease in accrued servicing fee	(200)
Decrease in variation margin receivable (payable) on financial derivative instruments	4,199
Increase in other liabilities	234
Proceeds from currency transactions	36,564
Proceeds from short sales transactions	318,587
Net change in unrealized appreciation on investments	(502,747)
Net change in unrealized (depreciation) on Affiliate investments	8
Net change in unrealized appreciation on futures contracts	(7,593)
Net change in unrealized (depreciation) on written options	1,224
Net change in unrealized appreciation on swaps	(230,870)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	50,636
Net realized gain on investments	(150,823)
Net amortization on investments	144,125
Net cash provided by operating activities	724,329

Cash flows used for financing activities:
Proceeds from shares sold	3,768,334
Payment on shares redeemed	(4,892,720)
Cash dividend paid*	(63,486)
Net (repayment) of reverse repurchase agreements	(1,156,550)
Increase in payable for sale buyback financing transactions	1,381,815
Increase in deposits from counterparty	237,149
Net cash used for financing activities	(725,458)

Net (Decrease) in Cash and Foreign Currency	(1,129)

Cash and Foreign Currency:
Beginning of year	6,930
End of period	$5,801

* Reinvestment of dividends	$220,852

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$4,468

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$788	$793
Charter Communications, Inc.
3.470% due 09/06/2016		1,520	1,524
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		551	552
Delphi Corp.
3.500% due 03/31/2017		1,221	1,226
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		1,234	1,235
HCA, Inc.
2.466% due 11/17/2013		8,000	8,016
2.716% due 05/02/2016		8,318	8,297
IASIS Healthcare LLC
5.000% due 05/03/2018		9,850	9,893
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	4,900	6,331
NRG Energy, Inc.
4.000% due 07/01/2018		$11,850	11,929
Springleaf Financial Funding Co.
5.500% due 05/10/2017		38,700	37,965
SW Acquisitions Co., Inc.
4.000% due 08/16/2017		2,896	2,910
U.S. Airways Group, Inc.
2.716% due 03/23/2014		972	955
Vodafone Americas Finance
6.875% due 08/17/2015		10,522	10,890
Weather Channel, Inc.
4.250% due 02/11/2017		976	983

Total Bank Loan Obligations (Cost $103,485)			103,499

CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 3.9%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		33,800	33,559
Ally Financial, Inc.
0.000% due 12/01/2012		3,200	3,186
0.000% due 06/15/2015		2,600	2,295
2.618% due 12/01/2014		1,100	1,087
7.500% due 12/31/2013		1,000	1,058
American Express Bank FSB
5.550% due 10/17/2012		500	501
American International Group, Inc.
3.750% due 11/30/2013		28,100	28,854
8.175% due 05/15/2068		24,000	29,490
ASIF Global Financing
4.900% due 01/17/2013		6,300	6,333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$100	$107
Banco Santander Brasil S.A.
2.485% due 03/18/2014		10,400	10,233
4.250% due 01/14/2016		14,500	14,863
4.500% due 04/06/2015		1,500	1,547
Barclays Bank PLC
6.050% due 12/04/2017		39,600	42,812
14.000% due 06/15/2019 (c)	GBP	400	812
BBVA Bancomer S.A.
6.500% due 03/10/2021		$3,500	3,852
BPCE S.A.
2.189% due 02/07/2014		38,300	38,591
2.375% due 10/04/2013		11,400	11,457
4.625% due 07/30/2015 (c)	EUR	1,400	1,348
5.250% due 07/30/2014 (c)		500	528
9.000% due 03/17/2015 (c)		300	383
Citigroup, Inc.
2.438% due 08/13/2013		$4,148	4,204
5.500% due 04/11/2013		21,000	21,517
Commonwealth Bank of Australia
1.119% due 03/17/2014		2,400	2,411
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		57,200	56,666
Credit Agricole S.A.
1.903% due 01/21/2014		94,000	94,330
Dexia Credit Local S.A.
0.814% due 03/05/2013		48,300	47,960
Eksportfinans ASA
2.375% due 05/25/2016		3,000	2,778
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,190
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
General Electric Capital Corp.
0.379% due 09/20/2013		$3,000	2,997
5.500% due 09/15/2067	EUR	9,800	12,398
Goldman Sachs Group, Inc.
0.675% due 02/04/2013		1,900	2,440
5.375% due 02/15/2013		5,500	7,185
HBOS PLC
6.750% due 05/21/2018		$14,500	14,790
Hutchison Whampoa Finance Ltd.
7.450% due 08/01/2017		3,200	3,979
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	3,021
ICICI Bank Ltd.
5.000% due 01/15/2016		500	524
5.500% due 03/25/2015		700	738
5.750% due 11/16/2020		500	535
International Lease Finance Corp.
5.625% due 09/20/2013		5,830	6,034

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/15/2016		$3,200	$3,409
6.375% due 03/25/2013		8,300	8,497
6.500% due 09/01/2014		3,500	3,780
Intesa Sanpaolo SpA
2.831% due 02/24/2014		29,100	28,676
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,042
LBG Capital PLC
6.385% due 05/12/2020	EUR	5,100	6,030
7.625% due 10/14/2020		500	605
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$21,200	23,814
Morgan Stanley
0.608% due 03/01/2013	EUR	35,921	46,115
0.760% due 01/09/2014		$3,100	3,059
0.917% due 01/16/2017	EUR	1,500	1,749
2.052% due 01/24/2014		$64,800	65,038
2.937% due 05/14/2013		49,900	50,399
Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013		36,200	36,433
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,722
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		1,000	914
1.235% due 10/14/2016		800	680
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	317
5.499% due 07/07/2015		3,000	3,244
6.125% due 02/07/2022		850	941
SLM Corp.
6.250% due 01/25/2016		1,100	1,199
SLM Corp. CPI Linked Bond
2.539% due 10/01/2014		560	555
2.539% due 11/01/2016		700	629
3.812% due 01/31/2014		4,400	4,384
3.842% due 02/01/2014		6,073	6,087
3.992% due 11/01/2013		552	555
State Bank of India
4.500% due 10/23/2014		1,000	1,036
4.500% due 07/27/2015		300	312
Stone Street Trust
5.902% due 12/15/2015		2,000	2,105
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		17,500	16,800

			840,372

INDUSTRIALS 0.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	7,735
American Airlines, Inc.
10.500% due 10/15/2012^		1,100	1,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anglo American Capital PLC
9.375% due 04/08/2014		$1,000	$1,116
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,787
Braskem Finance Ltd.
7.250% due 06/05/2018		300	350
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,724
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,248
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,425
6.500% due 04/15/2016		4,000	4,470
DISH DBS Corp.
6.625% due 10/01/2014		850	924
7.000% due 10/01/2013		5,000	5,263
Dolphin Energy Ltd.
5.500% due 12/15/2021		400	464
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,542
El Paso LLC
7.000% due 06/15/2017		1,095	1,262
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,160
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,725
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,335
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,290
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,576
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,045
Lennar Corp.
5.500% due 09/01/2014		1,200	1,266
5.600% due 05/31/2015		3,000	3,210
New York Times Co.
5.000% due 03/15/2015		1,000	1,054
Noble Group Ltd.
4.875% due 08/05/2015		11,500	12,017
NXP BV
3.205% due 10/15/2013		200	200
3.247% due 10/15/2013	EUR	746	959
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$3,000	3,082
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,063
5.875% due 03/01/2018		1,500	1,717
6.875% due 01/20/2040		1,500	1,895
7.875% due 03/15/2019		1,000	1,261
8.375% due 12/10/2018		2,000	2,560

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos de Venezuela S.A.
5.000% due 10/28/2015	$13,900	$11,850
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,500	1,540
Rexam PLC
6.750% due 06/01/2013	12,800	13,056
RZD Capital Ltd.
5.739% due 04/03/2017	4,000	4,442
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	500	537
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	1,500	1,603
Steel Dynamics, Inc.
7.375% due 11/01/2012	8,400	8,442
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	4,012
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	3,444	3,754
Vale Overseas Ltd.
4.625% due 09/15/2020	3,000	3,214
8.250% due 01/17/2034	4,000	5,224

		150,617

UTILITIES 0.5%
AES Corp.
7.375% due 07/01/2021	5,625	6,441
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	800	850
7.700% due 08/07/2013	3,300	3,471
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	1,400	1,675
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	5,600	5,985
6.510% due 03/07/2022	2,500	2,951
7.343% due 04/11/2013	4,600	4,753
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,895
Majapahit Holding BV
7.250% due 06/28/2017	800	952
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,605
NRG Energy, Inc.
7.375% due 01/15/2017	9,650	10,048
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	34,823	39,333
Petroleos Mexicanos
5.500% due 01/21/2021	13,300	15,661
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,000	1,049
4.750% due 02/16/2021	500	556
5.000% due 10/19/2025	1,300	1,453

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TNK-BP Finance S.A.
6.250% due 02/02/2015		$1,500	$1,637
6.625% due 03/20/2017		900	1,029
7.250% due 02/02/2020		2,600	3,160
7.875% due 03/13/2018		1,300	1,580
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	179
1.500% due 05/30/2014		39,000	490
1.850% due 07/28/2014		39,000	491
4.500% due 03/24/2014	EUR	3,300	4,267
5.050% due 11/28/2014	JPY	10,000	133
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	230

			111,874

Total Corporate Bonds & Notes (Cost $1,069,283)			1,102,863

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	215
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	539
5.750% due 06/01/2047		1,900	1,620
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	6,794

			9,168

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	3,151

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,737

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	3,471

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	$4,500	$3,159

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,355	7,929

Total Municipal Bonds & Notes (Cost $29,547)		28,615

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.347% due 03/25/2036	618	578
0.662% due 02/25/2037	13,329	13,408
2.638% due 05/01/2035	340	363
2.855% due 05/01/2036	84	90
3.000% due 06/01/2042 - 10/01/2042	311,000	328,643
4.000% due 07/01/2019	10,714	11,492
5.410% due 01/13/2023	6,165	6,583
Freddie Mac
0.451% due 02/15/2019	9,044	9,074
0.491% due 01/15/2037	73	73
0.571% due 12/15/2030	2	2
2.794% due 06/01/2033	367	392
2.916% due 01/01/2034	597	643
5.000% due 08/15/2020	949	966
Ginnie Mae
0.521% due 01/16/2031	31	32
NCUA Guaranteed Notes
0.678% due 10/07/2020	11,413	11,464
0.788% due 12/08/2020	50,211	50,568
Small Business Administration
5.902% due 02/10/2018	2,660	2,950

Total U.S. Government Agencies (Cost $429,301)		437,321

U.S. TREASURY OBLIGATIONS 89.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (g)	418,418	443,687
0.125% due 04/15/2016	259,500	275,172
0.125% due 04/15/2017 (g)(h)	1,081,394	1,165,541
0.125% due 01/15/2022 (g)(i)	296,822	324,093
0.125% due 01/15/2022	49,602	54,160
0.125% due 07/15/2022 (h)	1,161,275	1,270,235
0.125% due 07/15/2022	996	1,090
0.500% due 04/15/2015	612,539	643,979
0.625% due 04/15/2013	49	49
0.625% due 07/15/2021 (h)(i)	1,417,988	1,623,818
1.125% due 01/15/2021	688,469	815,621

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 04/15/2014		$255,496	$265,796
1.250% due 07/15/2020 (g)(h)(i)(j)		2,297,126	2,748,475
1.375% due 07/15/2018		39,938	46,859
1.375% due 01/15/2020		495,863	593,718
1.625% due 01/15/2015		504,368	540,856
1.625% due 01/15/2018		381,901	447,302
1.750% due 01/15/2028		56,378	73,163
1.875% due 07/15/2013 (g)		221,700	228,369
1.875% due 07/15/2013		313,489	322,918
1.875% due 07/15/2015		651,145	716,615
1.875% due 07/15/2019		424,717	522,071
1.875% due 07/15/2019 (i)		321,915	395,704
2.000% due 01/15/2014		233,530	244,021
2.000% due 07/15/2014 (g)(h)		400,199	427,088
2.000% due 07/15/2014 (i)		1,018,945	1,087,406
2.000% due 01/15/2016		755,537	847,383
2.000% due 01/15/2026		17,823	23,456
2.125% due 01/15/2019		453,005	556,276
2.375% due 01/15/2017		239,313	280,838
2.375% due 01/15/2025 (i)		135,175	183,795
2.375% due 01/15/2027		10,668	14,755
2.500% due 07/15/2016 (g)		826,906	960,503
2.500% due 07/15/2016		1,021	1,186
2.625% due 07/15/2017 (g)(h)(i)(j)		971,828	1,175,531
3.375% due 04/15/2032		1,291	2,147
3.625% due 04/15/2028		64	101
3.875% due 04/15/2029 (i)		5,178	8,618
U.S. Treasury Notes
0.375% due 07/31/2013 (i)		250,000	250,440

Total U.S. Treasury Obligations (Cost $18,597,252)			19,582,835

MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		2,775	2,526
5.266% due 10/25/2035		4,148	3,927
American Home Mortgage Assets LLC
0.407% due 05/25/2046		372	235
1.068% due 11/25/2046		9,084	4,674
American Home Mortgage Investment Trust
2.155% due 09/25/2045		1,641	1,538
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	1,684	2,173
1.545% due 05/16/2047		1,221	1,571
1.789% due 11/19/2047		6,500	8,527
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$1,122	1,122
5.492% due 02/10/2051		10,140	11,930
5.634% due 04/10/2049		797	831
5.889% due 07/10/2044		600	692
5.893% due 06/10/2049		7,100	8,190

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.917% due 05/10/2045	$9,700	$11,229
5.920% due 02/10/2051	7,100	8,451
Banc of America Funding Corp.
0.509% due 05/20/2035	438	264
5.526% due 05/20/2036	1,602	1,578
5.630% due 01/20/2047^	671	478
Banc of America Large Loan Trust
0.731% due 08/15/2029	931	919
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	31,195	31,235
Banc of America Mortgage Securities, Inc.
2.872% due 12/25/2034	3,719	3,663
Banc of America Mortgage Trust
3.034% due 03/25/2035	1,246	1,173
3.100% due 07/25/2035	2,996	2,786
5.125% due 01/25/2035	103	105
6.500% due 09/25/2033	23	25
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	8,100	9,104
BCAP LLC Trust
0.387% due 01/25/2037^	2,686	1,701
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,702	2,751
2.508% due 05/25/2033	96	98
2.648% due 10/25/2035	2,962	2,801
2.954% due 01/25/2035	7,631	7,634
4.804% due 07/25/2034	2,596	2,623
5.435% due 02/25/2036	1,051	657
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	1,755	1,658
2.713% due 09/25/2034	990	887
3.006% due 09/25/2035	874	710
Chase Mortgage Finance Corp.
2.914% due 03/25/2037	3,977	3,477
4.625% due 02/25/2034	129	129
5.212% due 12/25/2035	6,072	5,984
5.500% due 12/25/2022	3,148	3,288
5.774% due 09/25/2036	3,132	3,016
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	753	750
2.230% due 09/25/2035	4,568	4,540
2.340% due 09/25/2035	4,827	4,687
2.530% due 10/25/2035	4,234	3,873
2.530% due 03/25/2036	491	445
2.600% due 05/25/2035	1,079	1,050
2.845% due 12/25/2035^	786	488
5.320% due 08/25/2035	2,502	2,514
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	491	500
5.886% due 11/15/2044	3,600	4,283
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	919	748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Pass-Through Certificates
0.321% due 12/15/2020		$917	$899
3.156% due 07/10/2046		14,406	15,306
6.002% due 12/10/2049		3,680	4,407
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		8,459	6,065
0.397% due 05/25/2047		4,096	2,815
0.399% due 02/20/2047		10,234	5,739
0.414% due 12/20/2046		833	515
0.427% due 07/25/2046		332	240
1.148% due 12/25/2035		1,433	1,009
5.506% due 11/25/2035^		928	667
5.750% due 03/25/2037^		950	740
6.500% due 08/25/2032		1,942	1,958
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035		159	118
0.557% due 06/25/2035		3,520	3,012
2.910% due 04/20/2035		2,108	2,123
2.997% due 09/25/2033		1,685	1,670
3.729% due 09/25/2047^		2,042	1,493
4.750% due 07/25/2014		46	47
4.881% due 11/20/2034		943	931
5.102% due 10/20/2035		1,043	818
5.500% due 11/25/2035		541	505
5.500% due 04/25/2038		2,123	2,131
Credit Suisse First Boston Mortgage Securities Corp.
2.707% due 04/25/2034		5,878	5,974
Credit Suisse Mortgage Capital Certificates
5.866% due 06/15/2039		825	825
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036		336	144
5.500% due 12/25/2035^		1,298	1,041
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035		9,816	9,666
European Loan Conduit
0.495% due 05/15/2019	EUR	2,885	3,334
Eurosail PLC
1.236% due 10/17/2040		7,190	8,560
Extended Stay America Trust
2.951% due 11/05/2027		$13,327	13,405
First Horizon Asset Securities, Inc.
5.000% due 03/25/2035		125	125
First Horizon Mortgage Pass-Through Trust
2.619% due 10/25/2035		771	745
5.000% due 10/25/2020		219	226
Gosforth Funding PLC
2.219% due 04/24/2047	GBP	6,600	10,738
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	2,092	2,637
0.399% due 12/20/2054		4,472	5,635
Granite Mortgages PLC
0.524% due 06/20/2044		420	529
0.844% due 01/20/2044		791	1,004

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.855% due 01/20/2044	$791	$785
0.955% due 07/20/2043	3,439	3,399
Greenwich Capital Commercial Funding Corp.
0.371% due 11/05/2021	389	372
GS Mortgage Securities Corp.
1.103% due 03/06/2020	1,483	1,483
1.260% due 03/06/2020	10,000	9,997
1.456% due 03/06/2020	35,275	35,275
3.849% due 12/10/2043	9,281	10,144
4.592% due 08/10/2043	1,400	1,644
5.162% due 12/10/2043	10,000	12,157
5.560% due 11/10/2039	2,379	2,763
GSR Mortgage Loan Trust
2.623% due 11/25/2035	3,853	3,781
2.646% due 09/25/2035	2,275	2,286
3.379% due 11/25/2035	728	629
5.148% due 11/25/2035	7,320	6,698
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	11,918	6,797
0.439% due 05/19/2035	1,556	1,149
0.469% due 01/19/2036	3,509	2,271
5.322% due 08/19/2036^	1,615	1,353
Homebanc Mortgage Trust
0.397% due 12/25/2036	1,002	693
0.487% due 10/25/2035	5,974	4,356
5.588% due 04/25/2037	969	807
Indymac Index Mortgage Loan Trust
0.407% due 09/25/2046	8,036	5,421
2.699% due 10/25/2034	1,410	1,379
2.999% due 06/25/2035	877	751
4.802% due 09/25/2035	880	743
Indymac Mortgage Loan Trust
0.397% due 07/25/2047	4,633	2,835
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046	2,900	3,129
3.673% due 02/15/2046	6,200	6,744
3.853% due 06/15/2043	4,383	4,697
5.298% due 05/15/2047	1,846	1,863
5.336% due 05/15/2047	110	126
5.440% due 06/12/2047	730	846
5.794% due 02/12/2051	9,500	11,349
JPMorgan Mortgage Trust
2.567% due 07/27/2037	1,079	826
3.001% due 07/25/2034	659	662
3.005% due 07/25/2035	641	624
5.120% due 06/25/2035	1,051	1,068
5.135% due 06/25/2035	2,165	2,208
5.266% due 11/25/2035	1,219	1,204
5.283% due 07/25/2035	854	861
5.551% due 06/25/2036	3,412	3,340
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	4,358
5.430% due 02/15/2040	2,525	2,905
5.866% due 09/15/2045	2,000	2,400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.341% due 09/15/2021	$497	$488
Luminent Mortgage Trust
0.387% due 12/25/2036	6,003	4,138
0.417% due 10/25/2046	1,996	1,531
MASTR Adjustable Rate Mortgages Trust
0.457% due 05/25/2037	830	484
Merrill Lynch Alternative Note Asset
0.517% due 03/25/2037	1,381	629
3.050% due 06/25/2037^	1,038	631
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	4,455	4,334
5.538% due 05/25/2036	4,858	4,903
Merrill Lynch Mortgage Investors, Inc.
2.574% due 06/25/2035	1,898	1,860
3.209% due 05/25/2034	728	738
5.094% due 12/25/2035	655	647
5.236% due 09/25/2035	816	765
Merrill Lynch Mortgage Trust
5.847% due 05/12/2039	10,170	11,734
5.938% due 06/12/2050	674	686
6.042% due 06/12/2050	5,000	5,381
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^	4,448	3,411
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,507
Morgan Stanley Capital Trust
5.447% due 02/12/2044	3,470	4,031
5.450% due 10/28/2033	391	392
5.610% due 04/15/2049	3,576	3,770
6.076% due 06/11/2049	11,335	13,402
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	896	938
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045	3,300	3,903
5.983% due 08/15/2045	4,700	5,558
OBP Depositor LLC Trust
4.646% due 07/15/2045	2,000	2,371
Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035	254	251
RBSSP Resecuritization Trust
2.657% due 12/26/2036	4,182	4,218
Residential Accredit Loans, Inc. Trust
0.517% due 08/25/2035	2,282	1,637
3.441% due 08/25/2035^	630	379
5.714% due 02/25/2036^	771	464
Residential Asset Securitization Trust
5.000% due 08/25/2019	471	478
6.250% due 10/25/2036^	1,668	1,199
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	3,343	2,657

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.297% due 06/25/2035	$1,108	$1,104
6.500% due 03/25/2032	1,226	1,294
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	1,558	1,562
Securitized Asset Sales, Inc.
0.757% due 11/26/2023	47	48
Sequoia Mortgage Trust
0.919% due 10/19/2026	110	110
2.743% due 01/20/2047	1,913	1,586
Structured Adjustable Rate Mortgage Loan Trust
0.537% due 10/25/2035	2,481	1,876
2.771% due 04/25/2035	5,974	5,289
5.611% due 02/25/2036^	865	680
Structured Asset Mortgage Investments, Inc.
0.407% due 06/25/2036	794	588
0.437% due 05/25/2046 (h)	5,306	2,372
0.469% due 07/19/2035	3,900	3,808
Structured Asset Securities Corp.
2.843% due 10/28/2035	1,541	1,394
Vornado DP LLC Trust
4.004% due 09/13/2028	9,000	10,268
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	10,339	9,916
0.311% due 09/15/2021	21,453	20,774
5.088% due 08/15/2041	10,935	11,710
Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035	2,761	2,488
WaMu Mortgage Pass-Through Certificates
0.888% due 01/25/2047	6,029	4,267
0.908% due 04/25/2047	8,732	7,217
0.958% due 12/25/2046	2,451	2,106
1.128% due 06/25/2046	396	344
1.148% due 08/25/2046	1,385	1,070
1.348% due 11/25/2042	381	355
2.501% due 09/25/2035	3,800	3,380
2.516% due 04/25/2035	3,200	2,934
2.594% due 05/25/2046	272	210
2.616% due 11/25/2046	1,850	1,604
2.741% due 09/25/2036	3,948	3,037
5.098% due 02/25/2037	7,800	6,315
5.895% due 08/25/2046	8,000	7,468
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 09/25/2034	2,001	2,064
2.616% due 01/25/2035	1,171	1,117
2.617% due 03/25/2036	9,794	8,967
2.620% due 06/25/2035	3,625	3,688
2.649% due 04/25/2036	2,181	2,162
2.667% due 04/25/2036	2,217	2,007
2.693% due 03/25/2036	389	367
5.027% due 03/25/2036	1,241	1,249
5.169% due 10/25/2035	4,955	4,964
5.500% due 05/25/2022	2,723	2,884
5.500% due 12/25/2035	1,252	1,265

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.596% due 04/25/2036		$5,122	$5,098

Total Mortgage-Backed Securities (Cost $664,208)			710,733

ASSET-BACKED SECURITIES 1.4%
ACE Securities Corp.
0.277% due 10/25/2036		54	17
Aimco CLO
0.705% due 10/20/2019		4,425	4,278
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		741	745
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		2,139	2,113
Ameriquest Mortgage Securities, Inc.
0.417% due 08/25/2035		444	430
ARES CLO Ltd.
0.632% due 03/12/2018		16,742	16,456
Babson CLO Ltd.
0.687% due 11/10/2019		8,898	8,642
0.759% due 06/15/2016		366	364
Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		99	94
0.737% due 07/25/2035		508	495
1.217% due 10/25/2037		3,367	2,598
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		2,491	2,401
Carrington Mortgage Loan Trust
0.317% due 06/25/2037		1,961	1,873
Citibank Omni Master Trust
2.971% due 08/15/2018		54,800	57,391
Citigroup Mortgage Loan Trust, Inc.
0.297% due 01/25/2037		120	54
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		635	665
Countrywide Asset-Backed Certificates
0.367% due 02/25/2037		4,624	3,889
0.467% due 04/25/2036		4,089	3,869
0.507% due 08/25/2036		2,400	979
5.366% due 04/25/2036		5,802	5,579
Cumberland CLO Ltd.
0.687% due 11/10/2019		4,335	4,291
Denali Capital CLO Ltd.
0.743% due 08/23/2016		57	57
Dryden Leveraged Loan CDO
0.684% due 05/22/2017		5,988	5,865
0.723% due 08/08/2022	EUR	8,000	9,660
Duane Street CLO Ltd.
0.689% due 11/08/2017		$9,071	8,994
Equity One ABS, Inc.
0.517% due 04/25/2034		46	35

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.597% due 09/25/2035		$502	$494
Ford Auto Securitization Trust
2.296% due 07/15/2014	CAD	10,423	10,747
Galaxy CLO Ltd.
0.691% due 04/25/2019		$4,932	4,768
GSAA Trust
0.517% due 03/25/2037		1,448	847
GSAMP Trust
0.587% due 03/25/2047		2,500	910
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	1,533	1,917
Harvest CLO S.A.
0.936% due 03/29/2017		1,725	2,196
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		$86	34
0.487% due 02/25/2036		2,381	1,363
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		153	153
Illinois Student Assistance Commission
0.931% due 04/25/2017		2,232	2,235
ING Investment Management
0.688% due 12/01/2017		1,709	1,626
Jubilee CDO BV
1.443% due 10/15/2019	EUR	4,484	5,667
Katonah Ltd.
0.874% due 05/18/2015		$249	249
Landmark CDO Ltd.
0.718% due 06/01/2017		3,137	3,073
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	4,400	5,674
Morgan Stanley ABS Capital
0.277% due 05/25/2037		$1,486	1,116
Morgan Stanley Home Equity Loan Trust
0.922% due 12/25/2034		1,361	1,311
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036		9	4
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037		1,318	598
Mountain View Funding CLO
0.715% due 04/15/2019		1,482	1,449
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		3,200	3,116
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		3,507	3,457
NYLIM Flatiron CLO Ltd.
0.785% due 10/20/2016		54	53
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		4,268	4,156
0.778% due 12/02/2016		811	806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust
0.617% due 02/25/2035		$1,192	$1,114
Pacifica CDO Ltd.
0.708% due 01/26/2020		4,782	4,636
0.789% due 05/13/2016		769	764
Park Place Securities, Inc.
0.477% due 09/25/2035		401	388
0.867% due 10/25/2034		2,500	2,279
Popular ABS Mortgage Pass-Through Trust
0.647% due 06/25/2035		6,300	5,003
Sherwood Castle Funding PLC
0.833% due 06/15/2016	GBP	1,000	1,594
SLC Student Loan Trust
4.750% due 06/15/2033		$17,524	16,824
SLM Student Loan Trust
2.350% due 04/15/2039		1,408	1,419
3.200% due 05/16/2044		2,565	2,653
3.471% due 05/16/2044		15,851	16,732
3.500% due 08/17/2043		48,713	47,344
Soundview Home Loan Trust
0.277% due 11/25/2036		705	227
0.357% due 12/25/2036		1,674	1,593
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		1,690	1,501
Volkswagen Car Lease
0.748% due 02/21/2017	EUR	385	496
Wind River CLO Ltd.
0.711% due 12/19/2016		$6,200	6,065

Total Asset-Backed Securities (Cost $310,900)			310,485

SOVEREIGN ISSUES 7.1%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	85,000	124,588
4.000% due 08/20/2015		75,200	142,163
4.000% due 08/20/2020		127,700	259,231
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014	BRL	14,633	16,821
6.000% due 05/15/2017		19,475	23,627
Canada Government Bond
1.500% due 08/01/2015	CAD	75,000	77,044
1.500% due 12/01/2044 (b)		12,192	16,409
4.250% due 12/01/2021 (b)		159,271	231,142
Canada Housing Trust
2.450% due 12/15/2015		26,100	27,443
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	10,287
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	115,639	147,142
2.100% due 09/15/2017 (b)		61,551	76,201
2.100% due 09/15/2021 (b)		6,146	7,013
2.350% due 09/15/2019 (b)		8,120	9,923

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	6,824	$585
4.500% due 12/18/2014 (b)		370,021	31,361
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	16,696
2.750% due 11/20/2025		64,000	87,760
Province of Quebec
2.750% due 08/25/2021		$25,900	27,176
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	186,329	25,391
United Kingdom Gilt
1.250% due 11/22/2017 (b)	GBP	62,483	115,941
1.875% due 11/22/2022 (b)		32,843	67,566
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	537
6.902% due 07/09/2020		800	947

Total Sovereign Issues (Cost $1,422,734)			1,542,994

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/29/2012 (c)		7,750	7,250
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,555

Total Preferred Securities (Cost $19,790)			19,805

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.3%

CERTIFICATES OF DEPOSIT 0.4%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		$27,800	27,695
Banco Bradesco S.A.
2.292% due 01/24/2013		34,150	34,265
Dexia Credit Local
1.700% due 09/06/2013		6,600	6,600
Royal Bank of Scotland PLC
1.830% due 10/15/2012		28,400	28,406

			96,966

COMMERCIAL PAPER 0.1%
Santander Commercial Paper S.A
2.200% due 04/02/2013		600	594
3.100% due 10/01/2013		20,000	19,373

			19,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
Banc of America Securities LLC
0.130% due 10/04/2012	$49,300	$49,300
(Dated 09/27/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $50,332. Repurchase proceeds are $49,301)
0.160% due 10/03/2012	24,700	24,700
(Dated 09/26/2012. Collateralized by U.S. Treasury Notes 2.000% due 02/15/2022 valued at $25,250. Repurchase proceeds are $24,701)
0.220% due 10/01/2012	8,700	8,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $8,884. Repurchase proceeds are $8,700)
Barclays Capital, Inc.
0.140% due 10/04/2012	123,600	123,600
(Dated 09/27/2012. Collateralized by Ginnie Mae 3.000% due 09/20/2042 valued at $127,457. Repurchase proceeds are $123,602.)
BNP Paribas Securities Corp.
0.170% due 10/12/2012	12,900	12,900
(Dated 08/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 12/15/2014 valued at $13,201. Repurchase proceeds are $12,902)
0.180% due 10/02/2012	122,600	122,600
(Dated 09/11/2012. Collateralized by Ginnie Mae 5.500% due 04/15/2040 valued at $120,035. Repurchase proceeds are $122,612)
0.180% due 10/04/2012	27,800	27,800
(Dated 09/04/2012. Collateralized by Ginnie Mae 5.500% due 10/15/2040 valued at $27,232. Repurchase proceeds are $27,804)
0.180% due 10/09/2012	72,700	72,700
(Dated 09/07/2012. Collateralized by Ginnie Mae 3.500% - 4.500% due 06/15/2039 - 03/20/2042 valued at $75,762. Repurchase proceeds are $72,709)
0.180% due 10/11/2012	19,600	19,600
(Dated 09/10/2012. Collateralized by Fannie Mae 3.500% due 08/01/2042 valued at $20,528. Repurchase proceeds are $19,602)
Citigroup Global Markets, Inc.
0.180% due 10/11/2012	13,000	13,000
(Dated 09/11/2012. Collateralized by Fannie Mae 4.000% due 11/01/2040 valued at $13,554. Repurchase proceeds are $13,001)
0.200% due 10/26/2012	15,500	15,500
(Dated 09/27/2012. Collateralized by Fannie Mae 3.500% due 09/01/2042 valued at $16,166. Repurchase proceeds are $15,500)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank USA N.A.
0.280% due 10/01/2012	$34,900	$34,900
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.375% due 04/15/2015 valued at $35,601. Repurchase proceeds are $34,901.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	23,100	23,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $23,413. Repurchase proceeds are $23,101.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	4,801	4,801
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $4,902. Repurchase proceeds are $4,801.)
TD Securities (USA) LLC
0.180% due 10/03/2012	75,900	75,900
(Dated 09/26/2012. Collateralized by U.S. Treasury Notes 0.625% - 1.500% due 12/31/2012 - 03/31/2019 valued at $77,647. Repurchase proceeds are $75,902.)

		629,101

SHORT-TERM NOTES 1.6%
Fannie Mae
0.112% due 11/15/2012	89,067	89,055
0.157% due 03/06/2013	14,400	14,394
0.162% due 02/20/2013	21,700	21,695
0.167% due 02/20/2013	23,300	23,294
0.183% due 08/01/2013	100,100	99,982
Federal Home Loan Bank
0.112% due 11/01/2012	17,000	16,998
0.162% due 02/20/2013	29,390	29,383
0.167% due 02/20/2013	4,500	4,499
Freddie Mac
0.142% due 03/05/2013	3,500	3,499
0.152% due 02/26/2013	23,300	23,294
0.157% due 02/19/2013	28,940	28,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.162% due 02/19/2013 - 02/25/2013		$2,100	$2,100
0.178% due 02/25/2013		500	500

			357,626

JAPAN TREASURY BILLS 2.5%
0.098% due 10/22/2012 - 11/05/2012 (a)	JPY	42,400,000	543,256

U.S. TREASURY BILLS 3.8%
0.148% due 11/23/2012 - 09/19/2013 (a)(e)(g)(i)(s)		$834,866	834,115

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
PIMCO Short-Term Floating NAV Portfolio		19,633	197

Total Short-Term Instruments (Cost $2,477,676)			2,481,228

PURCHASED OPTIONS (l) 0.1%
(Cost $37,147)			20,497

Total Investments 120.7% (Cost $25,161,323)			$26,340,875

Written Options (m) (0.3%) (Premiums $67,117)			(57,980)

Other Assets and Liabilities (Net) (20.4%)			(4,451,799)

Net Assets 100.0%			$21,831,096

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $8,901 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $3,507,401 at a weighted average interest rate of 0.225%.
(g)	Securities with an aggregate market value of $262,769 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $3,037,832 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate		Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%		05/31/2012	10/31/2012	$330,028	$(330,321)
	0.280%		07/17/2012	01/17/2013	99,696	(99,755)
BPG	0.220%		08/07/2012	01/08/2013	60,613	(60,633)
	0.240%		08/24/2012	02/22/2013	60,079	(60,095)
	0.240%		08/27/2012	02/25/2013	57,313	(57,326)
	0.240%		08/28/2012	02/27/2013	19,568	(19,573)
	0.240%		09/04/2012	03/04/2013	21,691	(21,694)
	0.240%		09/06/2012	03/06/2013	57,688	(57,697)
	0.240%		09/07/2012	03/07/2013	166,532	(166,559)
BSN	0.200%		09/28/2012	10/29/2012	190,750	(190,754)
DEU	0.180%		09/20/2012	10/09/2012	29,179	(29,180)
	0.210%		09/20/2012	10/04/2012	85,445	(85,450)
	0.210%		09/21/2012	10/12/2012	54,125	(54,128)
	0.250%		09/25/2012	10/09/2012	24,223	(24,224)
	0.260%		05/18/2012	11/16/2012	32,519	(32,551)
	0.260%		06/05/2012	11/02/2012	14,934	(14,947)
	0.260%		09/19/2012	10/18/2012	36,188	(36,191)
	0.300%		09/21/2012	10/04/2012	7,532	(7,532)
FOB	0.250%		08/10/2012	10/12/2012	23,358	(23,366)
	0.250%		08/21/2012	10/12/2012	12,297	(12,300)
JPS	0.160%		08/22/2012	10/04/2012	78,467	(78,480)
	0.200%		09/24/2012	10/01/2012	20,639	(20,639)
	0.250%		08/24/2012	01/24/2013	61,938	(61,954)
	0.250%		09/10/2012	10/01/2012	95,554	(95,569)
	0.260%		09/25/2012	10/02/2012	67,518	(67,521)
	0.270%		09/28/2012	10/26/2012	299,001	(299,010)
RBS	0.350%		09/26/2012	10/03/2012	50,025	(50,027)
RDR	0.240%		09/18/2012	10/02/2012	45,458	(45,461)
	0.250%		05/30/2012	11/29/2012	79,414	(79,482)
	0.250%		08/22/2012	11/29/2012	21,660	(21,666)
	0.260%		09/18/2012	10/02/2012	98,219	(98,227)
	0.260%		09/19/2012	10/03/2012	21,800	(21,802)
	0.260%		09/20/2012	10/15/2012	173,096	(173,110)
	0.290%		09/21/2012	10/12/2012	401,451	(401,483)
	0.290%		09/24/2012	10/01/2012	55,466	(55,470)
	0.290%		09/27/2012	10/04/2012	49,035	(49,036)
	0.330%		09/25/2012	10/09/2012	11,496	(11,497)
SAL	(2.000%	)	09/28/2012	09/27/2014	1,113	(1,113)

						$(3,015,823)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(i)	Securities with an aggregate market value of $52,462 and cash of $397 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	6,556	$1,768
90-Day Eurodollar September Futures	Long	09/2015	1,268	327
Brent Crude December Futures	Short	11/2013	2,982	3,293
Brent Crude March Futures	Short	02/2013	370	466
Brent Crude November Futures	Long	10/2012	654	(534)
Copper December Futures	Short	12/2012	189	174
Corn December Futures	Short	12/2012	420	(794)
Euro-Mill Wheat January Futures	Long	01/2013	2,106	747
Euro-Mill Wheat November Futures	Long	11/2013	425	234
Euro-Rapeseed February Futures	Long	02/2013	52	(18)
Euro-Rapeseed November Futures	Long	11/2012	81	(137)
Gold 100 oz. December Futures	Long	12/2012	431	3,888
Heating Oil November Futures	Short	10/2012	164	(37)
Natural Gas April Futures	Long	03/2013	1,535	1,875
Natural Gas January Futures	Short	12/2012	1,535	(1,611)
Platinum January Futures	Long	01/2013	2,931	5,736
RBOB Gasoline November Futures	Short	10/2012	325	(606)
Robusta Coffee November Futures	Long	11/2012	257	302
Soybean July Futures	Long	07/2013	127	1,293
Soybean May Futures	Long	05/2013	484	5,289
Soybean Meal December Futures	Long	12/2012	240	1,714
U.S. Treasury 10-Year Note December Futures	Long	12/2012	1,876	1,253
Wheat December Futures	Long	12/2012	711	1,103
Wheat December Futures	Short	12/2012	1,306	(296)
Wheat December Futures	Short	12/2013	184	(434)
Wheat March Futures	Short	03/2013	73	(21)
White Sugar March Futures	Long	02/2013	132	71
WTI Crude December Futures	Short	11/2012	151	1,023
WTI Crude December Futures	Long	11/2013	3,133	(5,438)

				$20,630

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,575 and cash of $117 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	25,100	$718	$570

(k)	OTC swap agreements outstanding on September 30, 2012:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Brent Crude December Futures	$111.700	12/31/2012	MYC	120,000	$1	$0	$1
Receive	CAL12LLS Index	12.000	12/31/2012	MYC	120,000	(103)	0	(103)
Pay	CBOT Wheat December Futures	913.500	11/23/2012	AZD	2,900,000	319	0	319
Pay	CBOT Wheat December Futures	821.250	11/11/2013	DUB	915,000	(488)	0	(488)
Receive	DTDBRT CAL12 Index	109.000	12/31/2012	BRC	141,000	434	0	434

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Commodity Forward Swaps (Cont.)
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	DTDBRTCO CAL12 Index	$0.000	12/31/2012	BRC	195,000	$90	$0	$90
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	195,000	86	0	86
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	3,000	1	0	1
Receive	DTDBRTCO CAL12 Index	0.150	12/31/2012	MYC	54,000	17	0	17
Receive	EUMARGIN 2H12 Index	5.750	12/31/2012	BRC	12,000	47	0	47
Receive	EUMARGIN 2H12 Index	5.800	12/31/2012	BRC	300,000	1,124	0	1,124
Receive	EUMARGIN 2H12 Index	5.850	12/31/2012	MYC	375,000	1,392	0	1,392
Receive	EUMARGIN 2H12 Index	5.880	12/31/2012	MYC	300,000	1,097	0	1,097
Receive	EUMARGIN 2H12 Index	5.950	12/31/2012	BRC	3,000	11	0	11
Receive	EUMARGIN 2H12 Index	5.950	12/31/2012	MYC	39,000	141	0	141
Receive	EUMARGIN 4Q12 Index	6.000	12/31/2012	MYC	375,000	1,067	0	1,067
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	156,000	(688)	0	(688)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC	219,000	(944)	0	(944)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC	258,000	(1,061)	0	(1,061)
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC	183,000	(734)	0	(734)
Pay	EUROBOB CAL12 Index	113.250	12/31/2012	BRC	35,250	(441)	0	(441)
Pay	EUROBOBCO CAL12 Index	2.550	12/31/2012	MYC	13,500	(150)	0	(150)
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	48,750	(469)	0	(469)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	48,750	(462)	0	(462)
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	750	(7)	0	(7)
Pay	EUROJETCAL12 Index	129.500	12/31/2012	BRC	14,100	(52)	0	(52)
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	19,500	(37)	0	(37)
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	19,500	(27)	0	(27)
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	300	0	0	0
Pay	EUROJETCOCAL12 Index	21.550	12/31/2012	MYC	5,400	(1)	0	(1)
Pay	GOCAL CAL12 Index	124.310	12/31/2012	BRC	42,300	(296)	0	(296)
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	58,500	(242)	0	(242)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	58,500	(240)	0	(240)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	900	(4)	0	(4)
Pay	GOCOCAL CAL12 Index	17.010	12/31/2012	MYC	16,200	(45)	0	(45)
Pay	Gold 100 oz. December Futures	1,770.800	12/28/2012	DUB	22,160	(69)	0	(69)
Receive	KCBT Hard Red Winter Wheat December Futures	925.750	11/23/2012	AZD	2,900,000	51	0	51
Pay	London Gold Market Fixing Ltd. PM	1,614.238	10/10/2012	GST	6,700	(1,084)	0	(1,084)
Receive	London Platinum Markets Fixing Ltd. PM	1,397.638	10/10/2012	GST	16,800	4,542	0	4,542
Receive	London Platinum Markets Fixing Ltd. PM	1,403.595	10/10/2012	GST	6,700	1,771	0	1,771
Pay	LSFOCAL12 Index	100.990	12/31/2012	BRC	49,350	(313)	0	(313)
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC	1,050	(4)	0	(4)
Pay	LSFOCOCAL12 Index	7.716	12/31/2012	MYC	68,250	(236)	0	(236)
Pay	LSFOCOCAL12 Index	7.700	12/31/2012	MYC	18,900	(65)	0	(65)
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	68,250	(231)	0	(231)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(3,659)	0	(3,659)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	27,130	6,532	0	6,532
Receive	NYSE Liffe Euro-Mill Wheat November Futures	282.000	11/11/2013	DUB	25,000	466	0	466

						$7,037	$0	$7,037

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.704%	$	10,000	$429	$0	$429
Credit Agricole S.A.	BOA	(3.000%	)	03/20/2014	1.328%	EUR	1,700	(55)	(27)	(28)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	1.326%	$	2,600	12	73	(61)
Credit Agricole S.A.	GST	(1.000%	)	03/20/2014	1.326%		8,800	40	247	(207)
Credit Agricole S.A.	MYC	(3.000%	)	03/20/2014	1.328%	EUR	20,000	(654)	(261)	(393)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	1.326%	$	12,200	54	589	(535)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.114%		5,000	18	261	(243)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.190%		4,000	26	215	(189)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.723%		5,000	(186)	0	(186)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.731%		29,000	(139)	1,401	(1,540)
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	2.731%		100	0	5	(5)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.258%		3,000	(307)	(92)	(215)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	0.896%		1,200	(99)	(40)	(59)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.069%		1,000	2	58	(56)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.131%		1,500	(5)	0	(5)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.131%		1,500	(9)	0	(9)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.117%		800	(8)	0	(8)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.117%		12,000	(123)	0	(123)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		1,000	19	(2)	21
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	4.606%		800	110	65	45
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	1.385%	EUR	2,500	20	154	(134)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	1.385%		10,000	(367)	63	(430)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	1.385%		10,000	(367)	16	(383)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.464%	$	3,500	(90)	0	(90)
United Kingdom Gilt	BOA	(1.000%	)	12/20/2017	0.523%		19,600	(475)	(469)	(6)

								$(2,154)	$2,256	$(4,410)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	09/20/2016	0.380%	$	20,000	$498	$146	$352
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		5,000	124	36	88
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.504%		250	31	5	26
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.545%		900	120	15	105
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		16,300	155	(174)	329
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		7,300	(194)	(213)	19
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		30,100	286	(329)	615
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.375%		11,600	(309)	(339)	30
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		7,000	66	(80)	146
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.662%		19,600	185	(263)	448
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.918%		100	(9)	(12)	3
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.918%		400	(38)	(49)	11

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%	$	1,000	$10	$(7)	$17
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%		4,000	40	(32)	72
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		2,400	24	(19)	43
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		7,500	75	(50)	125
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	8	(8)	16
General Electric Capital Corp.	UAG	1.000%	12/20/2012	0.280%		18,300	36	(209)	245
International Lease Finance Corp.	BOA	5.000%	06/20/2016	3.057%		1,400	96	(85)	181
International Lease Finance Corp.	DUB	5.000%	06/20/2016	3.057%		1,100	75	(58)	133
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		8,300	147	189	(42)
Japan Government International Bond	CBK	1.000%	06/20/2016	0.572%		2,000	33	0	33
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		17,200	305	359	(54)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.572%		9,100	147	(4)	151
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		44,600	790	983	(193)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		12,100	214	272	(58)
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		1,000	1	(6)	7
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		7,500	80	(45)	125
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		1,000	11	(7)	18
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.700%		2,500	27	(20)	47
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		300	24	1	23
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	206,800	(9)	(451)	442
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		39,000	(6)	(97)	91
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		134,000	(31)	(289)	258
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%	$	15,000	334	116	218
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		19,000	423	221	202
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		17,700	394	198	196

							$4,163	$(305)	$4,468

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	360,000	$5,949	$1,308	$4,641
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		226,400	3,866	1,246	2,620
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		176,600	3,133	597	2,536
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		602,500	10,982	2,425	8,557
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		227,300	4,256	1,006	3,250
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		99,400	95	114	(19)
Pay	1-Year BRL-CDI	8.410%	01/02/2015	GLM		62,800	150	144	6
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		389,500	1,756	1,991	(235)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	29,300	(57)	(15)	(42)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		27,900	(55)	(19)	(36)
Receive	3-Month USD-CPURNSA Index	2.663%	07/15/2022	CBK		71,500	546	546	0
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		47,800	332	290	42

							$30,953	$9,633	$21,320

Total Return Swaps on Indices
Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBBOTR Index	102,169	3-Month U.S. Treasury Bill rate plus a specified spread	$	16,633	02/15/2013	BOA	$(821)
Receive	DJUBCTTR Index	148,511	3-Month U.S. Treasury Bill rate plus a specified spread		7,154	02/15/2013	BOA	(445)
Receive	DJUBSTR Index	3,366,300	3-Month U.S. Treasury Bill rate plus a specified spread		1,006,950	02/15/2013	BOA	(1,365)
Receive	DJUBWHTR Index	757,210	3-Month U.S. Treasury Bill rate plus a specified spread		31,742	02/15/2013	BOA	884
Receive	MLCIXCWT Index	1,259,128	3-Month U.S. Treasury Bill rate plus a specified spread		431,309	02/15/2013	BOA	(278)
Receive	ENHGD84T Index	591,002	3-Month U.S. Treasury Bill rate plus a specified spread		1,502,210	10/10/2012	BRC	30,640
Receive	CVICSTR3 Index	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread		885,366	02/15/2013	CBK	(1,096)
Receive	DJUBSF3T Index	960,339	3-Month U.S. Treasury Bill rate plus a specified spread		615,108	02/15/2013	CBK	(1,455)
Receive	DJUBSTR Index	2,002,291	3-Month U.S. Treasury Bill rate plus a specified spread		598,939	02/15/2013	DUB	(812)
Receive	RCCT0020 Index	9,138,125	3-Month U.S. Treasury Bill rate plus a specified spread		2,721,284	02/15/2013	DUB	(3,780)
Pay	DJUBSHG Index	132,893	0.000%		52,534	02/15/2013	FBF	471

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Total Return Swaps on Indices
Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MLCIPP2T Index	5,003,064	3-Month U.S. Treasury Bill rate plus a specified spread	$	1,017,634	02/15/2013	FBF	$11,153
Receive	SPGCICP Index	70,833	0.000%		52,132	02/15/2013	FBF	(553)
Receive	AGGSB84T Index	580,713	3-Month U.S. Treasury Bill rate plus a specified spread		81,647	02/15/2013	GLM	(3,996)
Receive	AGGSC84T Index	840,402	3-Month U.S. Treasury Bill rate plus a specified spread		35,118	02/15/2013	GLM	(2,184)
Receive	AGGSS84T Index	388,143	3-Month U.S. Treasury Bill rate plus a specified spread		220,795	02/15/2013	GLM	(8,974)
Receive	AGGSW84T Index	4,326,706	3-Month U.S. Treasury Bill rate plus a specified spread		155,805	02/15/2013	GLM	4,336
Receive	DJUBSTR Index	773,210	3-Month U.S. Treasury Bill rate plus a specified spread		231,288	02/15/2013	GLM	(312)
Receive	ENHG172T Index	4,625,786	3-Month U.S. Treasury Bill rate plus a specified spread		1,896,338	02/15/2013	GLM	7,374
Pay	DJUBSLC3 Index	368,595	3-Month U.S. Treasury Bill rate plus a specified spread		48,204	02/15/2013	JPM	1,635
Pay	DJUBSLH3 Index	110,347	3-Month U.S. Treasury Bill rate plus a specified spread		16,374	02/15/2013	JPM	(61)
Receive	DJUBSTR Index	3,284,663	3-Month U.S. Treasury Bill rate plus a specified spread		1,004,421	02/15/2013	JPM	(23,218)
Pay	DJUBSTR Index	157,596	3-Month U.S. Treasury Bill rate plus a specified spread		48,191	02/15/2013	JPM	1,115
Receive	JMC1DLH5 Index	88,952	3-Month U.S. Treasury Bill rate plus a specified spread		17,612	02/15/2013	JPM	146
Receive	JMCU305E Index	405,366	3-Month U.S. Treasury Bill rate plus a specified spread		55,047	02/15/2013	JPM	(1,595)
Receive	JMCU3A3T Index	3,724,202	3-Month U.S. Treasury Bill rate plus a specified spread		1,660,043	02/15/2013	JPM	(42,330)
Receive	DJUBSAL Index	124,454	0.240%		5,673	02/15/2013	MYC	(147)
Receive	DJUBSF3T Index	424,351	3-Month U.S. Treasury Bill rate plus a specified spread		271,802	02/15/2013	MYC	(639)
Receive	DJUBSLI Index	204,185	0.200%		7,012	02/15/2013	MYC	(121)
Receive	DJUBSNI Index	13,382	0.240%		2,690	02/15/2013	MYC	37
Receive	DJUBSPR Index	86,319	0.180%		23,619	02/15/2013	MYC	66
Receive	DJUBSZS Index	37,321	0.240%		2,678	02/15/2013	MYC	6
Receive	SGMGOP Index	13,155	0.200%		12,897	02/15/2013	MYC	258
Receive	SGMICP Index	19,774	0.250%		9,746	02/15/2013	MYC	101
Receive	SPGSBRP Index	43,717	0.150%		37,260	02/15/2013	MYC	(552)
Receive	MOTT3001 Index	7,094,474	3-Month U.S. Treasury Bill rate plus a specified spread		2,241,028	12/27/2013	MYC	33,285
Receive	MOTT3002 Index	11,307,882	3-Month U.S. Treasury Bill rate plus a specified spread		3,547,824	12/27/2013	MYC	52,660
Receive	DJUBSF3T Index	1,048,003	3-Month U.S. Treasury Bill rate plus a specified spread		671,258	02/15/2013	SOG	(1,562)
Receive	DJUBSTR Index	2,894,764	3-Month U.S. Treasury Bill rate plus a specified spread		865,901	02/15/2013	SOG	(1,169)

								$46,702

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Variance Swaps
Pay/ Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	DUB	$	2,590	$(75)	$0	$(75)
Receive	CBOT Corn May Futures	0.098	04/26/2013	JPM		1,730	(50)	0	(50)
Pay	DJUBS Index	0.036	11/29/2012	GST		10,100	72	0	72
Pay	London Gold Market Fixing Ltd. PM	0.052	02/19/2013	MYC		35,972	372	0	372
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	GST		22,070	212	0	212
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	GST		26,290	270	0	270
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM		17,150	184	0	184
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST		19,510	157	0	157
Pay	London Gold Market Fixing Ltd. PM	0.055	02/26/2013	GST		36,230	458	0	458
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST		31,070	202	0	202
Pay	London Gold Market Fixing Ltd. PM	0.052	03/07/2013	DUB		9,210	71	0	71
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC		17,930	174	0	174
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM		18,480	0	0	0
Pay	NYMEX WTI Crude November Futures	0.123	10/17/2012	DUB		6,430	362	0	362
Pay	S&P 500 Index	0.073	12/20/2013	GST		60,830	1,126	0	1,126
Pay	S&P 500 Index	0.075	12/20/2013	BRC		52,120	1,058	0	1,058

							$4,593	$0	$4,593

(l)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Cost	Market Value
Call - NYMEX Brent Crude December Futures	—	$117.000	11/15/2013	1,023	$3,888	$3,386
Call - NYMEX Brent Crude March Futures	—	130.000	02/08/2013	1,123	3,285	2,179
Put - OTC Heating Oil December Futures	GST	250.000	11/27/2012	$33,222	1,533	159
Put - OTC Heating Oil March Futures	BOA	250.000	02/25/2013	19,026	761	727
Put - OTC Heating Oil March Futures	JPM	250.000	02/25/2013	1,848	74	71
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	8,106	324	310
Put - OTC LME Copper May Future	DUB	7,250.000	05/01/2013	640	2,032	2,060
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	57,600	4,147	1,031
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	5,000	710	144
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	9,800	684	175
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	102,000	6,326	1,714
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	15,000	1,122	268

					$24,886	$12,224

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	117,000	$5,949	$2,594

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	9,700	$825	$738
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		36,900	3,136	2,805
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		12,800	1,073	973
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		15,300	1,278	1,163

						$6,312	$5,679

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Premium	Market Value
Put - CBOT Corn December Futures	—	$650.000	11/23/2012	1,617	$1,427	$(192)
Call - CBOT Corn December Futures	—	900.000	11/23/2012	450	816	(107)
Put - CMX Gold 100 oz. November Futures	—	1,680.000	10/25/2012	384	807	(161)
Call - CMX Gold 100 oz. November Futures	—	1,800.000	10/25/2012	351	715	(670)
Put - NYMEX Brent Crude December Futures	—	77.000	11/15/2013	1,023	4,863	(5,330)
Put - NYMEX Brent Crude June Futures	—	90.000	05/13/2013	512	2,315	(2,089)
Put - NYMEX Brent Crude March Futures	—	90.000	02/08/2013	1,123	3,330	(2,336)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	$ 57,600	4,303	(1,428)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	5,000	713	(206)
Put - OTC Brent Crude December Futures	GST	86.000	11/12/2012	79,100	1,832	(103)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	9,800	706	(243)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	102,000	6,426	(2,152)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	15,000	1,164	(372)
Put - OTC Brent Crude March Futures	BOA	87.000	02/08/2013	45,300	920	(716)
Put - OTC Brent Crude March Futures	JPM	87.000	02/08/2013	4,400	86	(70)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	19,300	378	(305)
Call - OTC DJUBS Index October Futures	BOA	152.500	10/31/2012	2,200,000	154	(154)

					$30,955	$(16,634)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	115,700	$0	$(532)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		115,700	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		139,200	0	(640)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		139,200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		276,200	0	(3,798)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		276,200	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	$	310,200	$0	$(3,362)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		310,200	0	(2)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		34,100	79	(82)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		34,100	90	(46)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		220,000	2,596	(8,675)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		220,000	4,136	(120)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		471,300	1,125	(1,136)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		471,300	1,125	(631)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		479,200	5,699	(18,895)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		479,200	9,301	(263)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		491,500	5,898	(1,162)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		214,900	473	(518)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		214,900	548	(288)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	76,800	406	(335)

								$31,476	$(40,485)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	02/11/2021	$	85,000	$863	$(224)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		325,100	2,907	(476)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		33,400	431	(51)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		36,600	274	(77)
Floor - OTC CPURNSA Index	RYL	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015		9,100	211	(33)

							$4,686	$(861)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	27,514	$4,437,800	EUR	0	$55,444
Sales	420,241,653	1,932,100		76,800	39,432
Closing Buys	(398,260,332)	(867,600)		0	(27,759)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	22,008,835	$5,502,300	EUR	76,800	$67,117

(n)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	10/01/2042	$311,000	$321,564	$(328,299)
Fannie Mae	4.000%	10/01/2042	3,000	3,209	(3,233)

				$324,773	$(331,532)

(o)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	688,467	$	709,927	RBC	$0	$(3,715)	$(3,715)
10/2012	BRL	55,539		26,935	BRC	0	(462)	(462)
10/2012		25,649		12,419	MSC	0	(233)	(233)
10/2012		78,221		38,514	UAG	0	(70)	(70)
10/2012	CNY	201,010		31,700	HUS	0	(240)	(240)
10/2012	EUR	25,846		33,699	BPS	486	0	486
10/2012		68,501		85,786	BRC	1	(2,242)	(2,241)
10/2012		76,959		96,865	CBK	134	(2,166)	(2,032)
10/2012		974		1,273	FBF	21	0	21
10/2012		5,140		6,459	HUS	0	(146)	(146)
10/2012		72,300		90,866	JPM	0	(2,043)	(2,043)
10/2012		68,659		88,581	RYL	349	0	349
10/2012		27,960		35,781	UAG	0	(149)	(149)
10/2012	GBP	1,816		2,876	BRC	0	(57)	(57)
10/2012		89,728		141,600	DUB	0	(3,293)	(3,293)
10/2012		40,202		63,515	FBF	0	(1,403)	(1,403)
10/2012	JPY	18,720,000		238,233	CBK	0	(1,683)	(1,683)
10/2012		12,280,000		156,217	UAG	0	(1,164)	(1,164)
10/2012	MYR	2,198		684	UAG	0	(33)	(33)
10/2012	$	718	AUD	689	BPS	0	(4)	(4)
10/2012		29,810		29,084	BRC	337	0	337
10/2012		28,105		27,016	CBK	0	(101)	(101)
10/2012		24,720		24,350	JPM	521	0	521
10/2012		2,423		2,387	RYL	51	0	51
10/2012		7,409		7,149	UAG	1	0	1
10/2012		78,488	BRL	159,409	UAG	145	0	145
10/2012		31,620	CNY	201,010	GST	320	0	320
10/2012		124,965	EUR	97,249	BOA	5	0	5
10/2012		107,261		83,399	BPS	71	(160)	(89)
10/2012		42,848		33,500	BRC	202	0	202
10/2012		21,169		16,728	CBK	471	(143)	328
10/2012		649		519	DUB	18	0	18
10/2012		7,975		6,486	FBF	361	0	361
10/2012		13,183		10,390	HUS	207	(38)	169
10/2012		124,995		96,742	JPM	0	(676)	(676)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	7,896	EUR	6,296	MSC	$196	$0	$196
10/2012		16,315		12,536	RBC	45	(250)	(205)
10/2012		11,498		9,291	UAG	451	(8)	443
10/2012		1,023	GBP	642	BRC	13	0	13
10/2012		204,764		126,461	HUS	0	(556)	(556)
10/2012		617		388	RYL	9	0	9
10/2012		6,813		4,255	UAG	58	0	58
10/2012		717	MYR	2,198	UAG	0	0	0
10/2012		152	PHP	6,659	CBK	7	0	7
10/2012		943	SGD	1,186	RYL	24	0	24
10/2012	ZAR	39,649	$	4,778	BRC	30	0	30
10/2012		79,298		9,562	HUS	66	0	66
10/2012		79,298		9,460	UAG	0	(36)	(36)
11/2012	EUR	97,249		125,006	BOA	0	(2)	(2)
11/2012		132,332		170,267	BPS	163	0	163
11/2012		81,095		104,711	JPM	468	0	468
11/2012	GBP	126,461		204,740	HUS	550	0	550
11/2012		2,556		4,121	RYL	0	(6)	(6)
11/2012	JPY	11,400,000		145,281	CBK	0	(839)	(839)
11/2012	$	404	EUR	314	GLM	0	0	0
11/2012		8,611		6,693	RYL	0	(7)	(7)
11/2012		9,853		7,604	UAG	0	(78)	(78)
12/2012	BRL	159,409	$	77,772	UAG	0	(268)	(268)
12/2012	CAD	37,819		39,046	CBK	646	0	646
12/2012		147,599		151,140	DUB	1,272	0	1,272
12/2012		126,098		129,453	HUS	1,417	0	1,417
12/2012		47,498		48,666	RBC	438	0	438
12/2012	JPY	185,531		2,388	BPS	9	0	9
12/2012	MXN	395,054		29,696	FBF	0	(808)	(808)
12/2012		3,881		288	HUS	0	(12)	(12)
12/2012	$	20,210	BRL	41,434	HUS	75	0	75
12/2012		90		185	MSC	0	0	0
12/2012		22,440		45,979	UAG	69	0	69
12/2012		1,280	JPY	100,000	UAG	3	0	3
12/2012		6,002	MXN	81,275	HUS	273	0	273
01/2013	IDR	2,425,687	$	248	MSC	0	(2)	(2)
01/2013	MYR	2,198		714	UAG	2	0	2
02/2013	CNY	194,629		30,547	JPM	0	(76)	(76)
02/2013	$	31,605	CNY	201,010	HUS	21	0	21

						$10,006	$(23,169)	$(13,163)

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$103,499	$0	$103,499
Corporate Bonds & Notes
Banking & Finance	0	840,372	0	840,372
Industrials	0	146,863	3,754	150,617
Utilities	0	111,874	0	111,874
Municipal Bonds & Notes
California	0	9,168	0	9,168
New Jersey	0	3,151	0	3,151
Ohio	0	1,737	0	1,737
Puerto Rico	0	3,471	0	3,471
Texas	0	3,159	0	3,159
West Virginia	0	7,929	0	7,929
U.S. Government Agencies	0	375,289	62,032	437,321
U.S. Treasury Obligations	0	19,582,835	0	19,582,835
Mortgage-Backed Securities	0	701,629	9,104	710,733
Asset-Backed Securities	0	302,440	8,045	310,485
Sovereign Issues	0	1,542,994	0	1,542,994
Preferred Securities
Banking & Finance	12,555	7,250	0	19,805
Short-Term Instruments
Certificates of Deposit	0	96,966	0	96,966
Commercial Paper	19,967	0	0	19,967
Repurchase Agreements	0	629,101	0	629,101
Short-Term Notes	0	357,626	0	357,626
Japan Treasury Bills	0	543,256	0	543,256
U.S. Treasury Bills	0	834,115	0	834,115
PIMCO Short-Term Floating NAV Portfolio	197	0	0	197
Purchased Options
Commodity Contracts	5,565	6,659	0	12,224
Interest Rate Contracts	0	2,594	5,679	8,273
	$38,284	$26,213,977	$88,614	$26,340,875

Short Sales, at value	$0	$(331,532)	$0	$(331,532)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	27,208	165,891	0	193,099
Credit Contracts	0	5,310	0	5,310
Equity Contracts	0	2,184	0	2,184
Foreign Exchange Contracts	0	10,005	0	10,005
Interest Rate Contracts	3,348	22,222	0	25,570
	$30,556	$205,612	$0	$236,168

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(20,965)	(115,234)	(103)	(136,302)
Credit Contracts	0	(5,253)	0	(5,253)
Foreign Exchange Contracts	0	(23,168)	0	(23,168)
Interest Rate Contracts	0	(40,817)	(861)	(41,678)
	$(20,965)	$(184,472)	$(964)	$(206,401)
Totals	$47,875	$25,903,585	$87,650	$26,039,110

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes Industrials	$3,675	$0	$(56)	$0	$0	$135	$0	$0	$3,754	$138
U.S. Government Agencies	65,629	0	(3,766)	0	0	169	0	0	62,032	182
Mortgage-Backed Securities	0	0	0	0	0	0	9,104	0	9,104	0
Asset-Backed Securities	11,459	0	(3,069)	1	(152)	(194)	0	0	8,045	(198)
Purchased Options
Interest Rate Contracts	0	6,313	0	0	0	(634)	0	0	5,679	(634)

	$80,763	$6,313	$(6,891)	$1	$(152)	$(524)	$9,104	$0	$88,614	$(512)

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	2,438	0	0	0	0	(2,541)	0	0	(103)	(3,084)
Interest Rate Contracts	(1,282)	266	0	0	1,094	(939)	0	0	(861)	168

	$1,156	$266	$0	$0	$1,094	$(3,480)	$0	$0	$(964)	$(2,916)

Totals	$81,919	$6,579	$(6,891)	$1	$942	$(4,004)	$9,104	$0	$87,650	$(3,428)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes Industrials	$3,754	Third Party Vendor	Broker Quote	109.00
U.S. Government Agencies	62,032	Third Party Vendor	Broker Quote	100.45-100.75
Mortgage-Backed Securities	9,104	Benchmark Pricing	Base Price	112.32
Asset-Backed Securities	7,300	Benchmark Pricing	Base Price	95.13-100.40
	745	Third Party Vendor	Broker Quote	100.50
Purchased Options
Interest Rate Contracts	5,679	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(103)	Indicative Market Quotations	Broker Quote	(0.86)
Interest Rate Contracts	(861)	Indicative Market Quotations	Broker Quote	0.14-0.36

Total	$87,650

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2012

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$12,224	$0	$0	$0	$8,273	$20,497
Variation margin receivable on financial derivative instruments (2)	1,959	0	0	0	96	2,055
Unrealized appreciation on foreign currency contracts	0	0	0	10,006	0	10,006
Unrealized appreciation on OTC swap agreements	165,890	5,310	2,184	0	21,652	195,036

	$180,073	$5,310	$2,184	$10,006	$30,021	$227,594

Liabilities:
Written options outstanding	$16,634	$0	$0	$0	$41,346	$57,980
Variation margin payable on financial derivative instruments (2)	500	0	0	0	194	694
Unrealized depreciation on foreign currency contracts	0	0	0	23,169	0	23,169
Unrealized depreciation on OTC swap agreements	109,742	5,252	0	0	332	115,326

	$126,876	$5,252	$0	$23,169	$41,872	$197,169

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(3,298)	$0	$0	$0	$(864)	$(4,162)
Net realized gain (loss) on futures contracts	(21,853)	0	0	0	7,082	(14,771)
Net realized gain on written options	6,912	0	0	0	476	7,388
Net realized gain (loss) on swaps	700,090	(4,837)	0	0	(1,210)	694,043
Net realized gain on foreign currency transactions	0	0	0	25,078	0	25,078

	$681,851	$(4,837)	$0	$25,078	$5,484	$707,576

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,243)	$0	$0	$0	$(3,988)	$(7,231)
Net change in unrealized appreciation (depreciation) on futures contracts	18,145	0	0	0	(10,552)	7,593
Net change in unrealized appreciation (depreciation) on written options	5,645	0	0	0	(6,869)	(1,224)
Net change in unrealized appreciation on swaps	202,365	8,343	2,184	0	17,978	230,870
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(50,833)	0	(50,833)

	$222,912	$8,343	$2,184	$(50,833)	$(3,431)	$179,175

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $20,630 and open centrally cleared swaps cumulative appreciation of $570 as reported in the Notes to Consolidated Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(Unaudited)

September 30, 2012

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommodityRealReturn Strategy Fund®			PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
AZD	$0	$0	$0	$370	$(390)	$(20)
BOA	168	(560)	(392)	(2,168)	17,991	15,823
BPS	155	(630)	(475)	70	0	70
BRC	(2,534)	2,144	(390)	27,964	(13,880)	14,084
CBK	(13,160)	15,600	2,440	(2,095)	18,608	16,513
DUB	(20,689)	20,587	(102)	213	39,645	39,858
FBF	(2,962)	3,094	132	11,391	(520)	10,871
GLM	2,956	(2,820)	136	(3,756)	32,682	28,926
GST	252	(1,130)	(878)	7,782	(10,000)	(2,218)
HUS	18,569	(18,530)	39	207	(310)	(103)
JPM	(719)	1,057	338	(64,247)	93,478	29,231
MSC	(235)	267	32	196	(390)	(194)
MYC	2,833	(3,260)	(427)	87,342	(21,780)	65,562
RBC	(3,528)	6,044	2,516	45	0	45
RYL	2,012	(1,950)	62	63	0	63
SOG	10	0	10	(2,730)	11,572	8,842
UAG	1,850	(1,280)	570	343	(550)	(207)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

(s)	Securities with an aggregate market value of $549 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Notes to Financial Statements

(Unaudited) September 30, 2012

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Notes to Financial Statements (Cont.)

unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a consolidated statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited) September 30, 2012

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Fund began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Fund may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Consolidated Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Consolidated Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that

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Notes to Financial Statements (Cont.)

materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

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■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying

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Notes to Financial Statements (Cont.)

inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of September 30, 2012, the Fund had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables,

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home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National

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Notes to Financial Statements (Cont.)

Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased

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demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

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Notes to Financial Statements (Cont.)

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Fund may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Fund’s custody account. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves

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Notes to Financial Statements (Cont.)

simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Commodity Forward Swap Agreements  The Fund may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange

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for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Fund may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund,

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Notes to Financial Statements (Cont.)

or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of the Commodity Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	08/01/2006	$21,831,096	$5,127,088	23.5%

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9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.25%	0.35%	0.25%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or

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Notes to Financial Statements (Cont.)

procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended

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telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as Waiver by PIMCO. For the period ended September 30, 2012, the amount was $14,185,883.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$168,165	$460,241

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash

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Notes to Financial Statements (Cont.)

management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 09/30/2012	Dividend Income
$344,927	$3,842,508	$(4,187,300)	$70	$(8)	$197	$108

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,789,973	$6,992,743	$923,960	$1,348,249

70	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited) September 30, 2012

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	309,963	$2,066,856	983,015	$7,973,658
Class P	118,191	762,876	124,480	1,015,473
Administrative Class	57,203	365,103	59,015	472,160
Class D	30,148	199,843	63,241	504,771
Class A	48,031	315,567	131,416	1,059,613
Class B	12	84	550	4,308
Class C	7,735	49,420	31,003	246,829
Class R	1,389	8,993	1,609	12,158

Issued as reinvestment of distributions
Institutional Class	24,534	161,211	396,713	2,927,220
Class P	2,531	16,618	24,924	184,124
Administrative Class	1,285	8,348	35,021	258,301
Class D	1,852	11,947	36,242	266,470
Class A	2,821	18,137	72,530	531,636
Class B	24	145	1,951	14,101
Class C	695	4,279	24,102	172,151
Class R	26	167	219	1,537

Cost of shares redeemed
Institutional Class	(485,753)	(3,235,527)	(1,050,883)	(8,390,760)
Class P	(53,269)	(352,451)	(126,770)	(993,234)
Administrative Class	(23,669)	(150,542)	(161,442)	(1,160,761)
Class D	(37,511)	(240,937)	(73,881)	(588,080)
Class A	(122,891)	(774,024)	(161,189)	(1,275,661)
Class B	(3,267)	(20,785)	(5,576)	(42,696)
Class C	(21,111)	(132,783)	(39,607)	(303,537)
Class R	(480)	(3,074)	(598)	(4,261)
Net increase (decrease) resulting from Fund share transactions	(141,511)	$(920,529)	366,085	$2,885,520

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Notes to Financial Statements (Cont.)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2012, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

72	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited) September 30, 2012

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$25,178,493	$1,212,319	$(49,937)	$1,162,382
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOS	Banc of America Securities LLC	JPM	JPMorgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RBS	RBS Securities, Inc.
DEU	Deutsche Bank Securities, Inc.	RDR	RBC Dain Rausher, Inc.
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FOB	Credit Suisse Securities (USA) LLC	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CNY	Chinese Renminbi	PHP	Philippine Peso
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	LME	London Metal Exchange
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
KCBT	Kansas City Board of Trade	NYSE	New York Stock Exchange
LIFFE	London International Financial Futures Exchange	OTC	Over-the-Counter

Index Abbreviations:
AGGSB84T	GSCI Dow Jones-UBS Bean Oil E84 Total Return	DJUBSHG	Dow Jones-UBS Copper Sub-Index
AGGSC84T	GSCI Dow Jones-UBS Cotton E84 Total Return	DJUBSLC3	Dow Jones-UBS Live Cattle Sub-Index 3 Month Forward
AGGSS84T	GSCI Dow Jones-UBS Soybean E84 Total Return	DJUBSLH3	Dow Jones-UBS Lean Hogs Sub-Index 3 Month Forward
AGGSW84T	GSCI Dow Jones-UBS Wheat E84 Total Return	DJUBSLI	Dow Jones-UBS Livestock Sub-Index
CAL12LLS	2012 Calendar Light Louisiana Sweet Crude	DJUBSNI	Dow Jones-UBS Nickel Sub-Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return
DJUBBOTR	Dow Jones-UBS Soybean Oil Sub-Index Total Return	DJUBSZS	Dow Jones-UBS Zinc Sub-Index
DJUBCTTR	Dow Jones-UBS Cotton Sub-Index Total Return	DJUBWHTR	Dow Jones-UBS Wheat Sub-Index
DJUBS	Dow Jones-UBS Commodity Index	DTDBRT CAL12	2012 Calendar Dated Brent
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	ENHG172T	GSCI Dow Jones-UBS Custom E84 Total Return

74	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

Index Abbreviations: (Cont.)
ENHGD84T	Dow Jones-AIG E84 Total Return	LSFOCAL12	2012 Calendar Platts NWE 1% Fuel Oil Cargoes
EUMARGIN 2H12	Second Half of 2012 Calendar European Refined Margin	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
EUMARGIN 4Q12	4th Quarter of 2012 Calendar European Refined Margin	MLCIPP2T	Merrill Lynch MLCIPP2T
EUMARGIN CAL12	2012 Calendar European Refined Margin	MLCIXCWT	Merrill Lynch MLCIXCWT
EUROBOB CAL12	2012 Calendar Euro-Bob Gasoline	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
EUROJETCAL12	2012 Calendar NWE CIF Jet Fuel	NGCAL19	2019 Calendar Natural Gas
EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent	Q3LLS12	3rd Quarter of 2012 Light Louisiana Sweet Crude
GOCAL CAL12	2012 Calendar ICE Gasoil vs Brent Crack	RCCT0020	RBSCI Customized Trading Strategy 0020 Index
GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent	SG1MGOP	GSCI 1 Month Forward Gasoil Index Excess Return
GSCI	Goldman Sachs Commodity Index	SG1MICP	GSCI 1 Month Forward Copper Index Excess Return
JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5 Month Forward	SPGCICP	S&P GSCI Copper Index Excess Return
JMCU305E	JPMorgan Live Cattle Sub-Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	oz.	Ounce
CDO	Collateralized Debt Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

76	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

78	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

80	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

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Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a

82	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

(Unaudited)

noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

84	PIMCO COMMODITYREALRETURN STRATEGY FUND®

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4011SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

PIMCO Real Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO Real Return Fund	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Schedule of Investments	20
Notes to Financial Statements	43
Glossary	66
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	67

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher

2	PIMCO REAL RETURN FUND

compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Chairman’s Letter (Cont.)

appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leveraging risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% after the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

Important Information About the PIMCO Real Return Fund (Cont.)

may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class B, Class C, Class D and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/25/00	04/08/98	01/29/97	01/29/97	01/29/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2012

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/1997)
PIMCO Real Return Fund Institutional Class	6.42%	11.03%	8.80%	7.12%	7.91%
PIMCO Real Return Fund Class P	6.37%	10.92%	8.69%	7.01%	7.81%
PIMCO Real Return Fund Administrative Class	6.29%	10.75%	8.52%	6.85%	7.63%
PIMCO Real Return Fund Class D	6.21%	10.59%	8.35%	6.66%	7.45%
PIMCO Real Return Fund Class A	6.21%	10.59%	8.32%	6.65%	7.44%
PIMCO Real Return Fund Class A (adjusted)	2.23%	6.44%	7.67%	6.32%	7.23%
PIMCO Real Return Fund Class B	5.81%	9.76%	7.52%	6.09%	7.08%
PIMCO Real Return Fund Class B (adjusted)	0.81%	4.76%	7.21%	6.09%	7.08%
PIMCO Real Return Fund Class C	5.95%	10.04%	7.79%	6.12%	6.90%
PIMCO Real Return Fund Class C (adjusted)	4.95%	9.04%	7.79%	6.12%	6.90%
PIMCO Real Return Fund Class R	6.08%	10.32%	8.06%	6.38%	7.16%
Barclays U.S. TIPS Index	5.34%	9.10%	7.93%	6.64%	7.11%	**
Lipper Inflation-Protected Bond Funds Average	4.50%	8.09%	6.75%	6.29%	6.66%	**

All Fund returns are net of fees and expenses

* Cumulative return.

** Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.47% for Institutional Class shares, 0.57% for Class P shares, 0.72% for Administrative Class shares, 0.87% for Class D shares, 0.87% for Class A shares, 1.62% for Class B shares, 1.37% for Class C shares, and 1.12% for Class R shares.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX	Class B - PRRBX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown‡

U.S. Treasury Obligations	81.8%
Sovereign Issues	5.8%
Corporate Bonds & Notes	5.3%
Mortgage-Backed Securities	2.4%
Short-Term Instruments	2.0%
Other	2.7%

‡	% of Total Investments as of 09/30/12

Portfolio Insights

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted strong positive returns during the reporting period amid an aggressive rally in real yields on the back of an investor flight-to-quality and slower global growth expectations. However, an underweight to U.S. TIPS detracted from returns as U.S. real yields rallied.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Exposure to near-term Brazilian rates contributed to performance as the Brazilian yield curve fell during the reporting period.

»	Exposure to U.K. inflation-linked bonds detracted from performance as U.K. inflation-linked bonds fell during the reporting period.

»	Short exposure to the Japanese yen detracted from returns as the currency appreciated versus the U.S. dollar during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period*	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,064.20	$2.43	$1,000.00	$1,022.71	$2.38	0.47%
Class P	1,000.00	1,063.70	2.95	1,000.00	1,022.21	2.89	0.57
Administrative Class	1,000.00	1,062.90	3.72	1,000.00	1,021.46	3.65	0.72
Class D	1,000.00	1,062.10	4.50	1,000.00	1,020.71	4.41	0.87
Class A	1,000.00	1,062.10	4.50	1,000.00	1,020.71	4.41	0.87
Class B	1,000.00	1,058.10	8.36	1,000.00	1,016.95	8.19	1.62
Class C	1,000.00	1,059.50	7.07	1,000.00	1,018.20	6.93	1.37
Class R	1,000.00	1,060.80	5.79	1,000.00	1,019.45	5.67	1.12

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Benchmark Legal Name	Benchmark Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

Financial Highlights PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2012 - 09/30/2012+	$11.95	$0.11	$0.65	$0.76	$(0.15)	$0.00	$(0.15)
03/31/2012	11.49	0.34	0.93	1.27	(0.42)	(0.39)	(0.81)
03/31/2011	10.87	0.28	0.63	0.91	(0.29)	0.00	(0.29)
03/31/2010	10.00	0.40	0.93	1.33	(0.46)	0.00	(0.46)
03/31/2009	11.45	0.33	(1.05)	(0.72)	(0.34)	(0.39)	(0.73)
03/31/2008	10.89	0.62	0.91	1.53	(0.60)	(0.37)	(0.97)
Class P
04/01/2012 - 09/30/2012+	11.95	0.10	0.66	0.76	(0.15)	0.00	(0.15)
03/31/2012	11.49	0.32	0.94	1.26	(0.41)	(0.39)	(0.80)
03/31/2011	10.87	0.28	0.62	0.90	(0.28)	0.00	(0.28)
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	(0.45)
04/30/2008 - 03/31/2009	11.22	0.10	(0.63)	(0.53)	(0.30)	(0.39)	(0.69)
Administrative Class
04/01/2012 - 09/30/2012+	11.95	0.10	0.65	0.75	(0.14)	0.00	(0.14)
03/31/2012	11.49	0.30	0.94	1.24	(0.39)	(0.39)	(0.78)
03/31/2011	10.87	0.25	0.64	0.89	(0.27)	0.00	(0.27)
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	(0.44)
03/31/2009	11.45	0.27	(1.01)	(0.74)	(0.32)	(0.39)	(0.71)
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)	(0.94)
Class D
04/01/2012 - 09/30/2012+	11.95	0.09	0.65	0.74	(0.13)	0.00	(0.13)
03/31/2012	11.49	0.29	0.93	1.22	(0.37)	(0.39)	(0.76)
03/31/2011	10.87	0.24	0.63	0.87	(0.25)	0.00	(0.25)
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	(0.42)
03/31/2009	11.45	0.25	(1.01)	(0.76)	(0.30)	(0.39)	(0.69)
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)	(0.92)
Class A
04/01/2012 - 09/30/2012+	11.95	0.09	0.65	0.74	(0.13)	0.00	(0.13)
03/31/2012	11.49	0.30	0.92	1.22	(0.37)	(0.39)	(0.76)
03/31/2011	10.87	0.23	0.63	0.86	(0.24)	0.00	(0.24)
03/31/2010	10.00	0.37	0.91	1.28	(0.41)	0.00	(0.41)
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	(0.69)
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	(0.92)

Please see footnotes on page 14.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.56	6.42%	$10,080,044	0.47	%*	0.47	%*	0.45	%*	0.45	%*	1.81	%*	22%
11.95	11.31	8,963,508	0.47		0.47		0.45		0.45		2.88		129
11.49	8.48	7,559,915	0.46		0.46		0.45		0.45		2.51		174
10.87	13.51	7,762,237	0.48		0.48		0.45		0.45		3.79		408
10.00	(5.91)	5,101,322	0.65		0.65		0.45		0.45		3.13		915
11.45	14.84	8,177,173	0.45		0.45		0.45		0.45		5.62		806

12.56	6.37	1,940,459	0.57	*	0.57	*	0.55	*	0.55	*	1.68	*	22
11.95	11.19	1,616,504	0.57		0.57		0.55		0.55		2.68		129
11.49	8.37	1,176,669	0.56		0.56		0.55		0.55		2.45		174
10.87	13.39	670,522	0.56		0.56		0.55		0.55		3.18		408
10.00	(4.38)	2,031	0.86	*	0.86	*	0.55	*	0.55	*	1.14	*	915

12.56	6.29	1,670,861	0.72	*	0.72	*	0.70	*	0.70	*	1.55	*	22
11.95	11.03	1,501,744	0.72		0.72		0.70		0.70		2.54		129
11.49	8.21	1,192,602	0.71		0.71		0.70		0.70		2.24		174
10.87	13.22	1,060,100	0.73		0.73		0.70		0.70		3.57		408
10.00	(6.14)	738,750	0.94		0.94		0.70		0.70		2.59		915
11.45	14.56	764,876	0.70		0.70		0.70		0.70		5.25		806

12.56	6.21	2,596,109	0.87	*	0.87	*	0.85	*	0.85	*	1.40	*	22
11.95	10.86	2,275,872	0.87		0.87		0.85		0.85		2.45		129
11.49	8.04	1,819,723	0.86		0.86		0.85		0.85		2.10		174
10.87	13.05	1,476,692	0.88		0.88		0.85		0.85		3.42		408
10.00	(6.30)	1,003,987	1.12	(b)	1.12	(b)	0.88	(b)	0.88	(b)	2.42		915
11.45	14.33	1,121,850	0.90		0.90		0.90		0.90		5.22		806

12.56	6.21	5,128,563	0.87	*	0.87	*	0.85	*	0.85	*	1.45	*	22
11.95	10.86	4,813,730	0.87	(c)	0.87	(c)	0.85	(c)	0.85	(c)	2.50		129
11.49	7.99	4,264,937	0.91		0.91		0.90		0.90		2.06		174
10.87	13.00	3,868,404	0.93		0.93		0.90		0.90		3.45		408
10.00	(6.33)	3,115,455	1.15		1.15		0.90		0.90		2.24		915
11.45	14.33	3,112,012	0.90		0.90		0.90		0.90		5.29		806

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class B
04/01/2012 - 09/30/2012+	$11.95	$0.08	$0.61	$0.69	$(0.08)	$0.00	$(0.08)
03/31/2012	11.49	0.29	0.84	1.13	(0.28)	(0.39)	(0.67)
03/31/2011	10.87	0.15	0.63	0.78	(0.16)	0.00	(0.16)
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	(0.34)
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	(0.61)
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	(0.83)
Class C
04/01/2012 - 09/30/2012+	11.95	0.06	0.65	0.71	(0.10)	0.00	(0.10)
03/31/2012	11.49	0.24	0.92	1.16	(0.31)	(0.39)	(0.70)
03/31/2011	10.87	0.18	0.63	0.81	(0.19)	0.00	(0.19)
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	(0.36)
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	(0.64)
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	(0.86)
Class R
04/01/2012 - 09/30/2012+	11.95	0.07	0.65	0.72	(0.11)	0.00	(0.11)
03/31/2012	11.49	0.25	0.94	1.19	(0.34)	(0.39)	(0.73)
03/31/2011	10.87	0.20	0.64	0.84	(0.22)	0.00	(0.22)
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	(0.39)
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	(0.66)
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	(0.89)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.56	5.81%	$23,982	1.62	%*	1.62	%*	1.60	%*	1.60	%*	1.23	%*	22%
11.95	10.02	47,583	1.62	(c)	1.62	(c)	1.60	(c)	1.60	(c)	2.42		129
11.49	7.19	135,904	1.66		1.66		1.65		1.65		1.29		174
10.87	12.16	316,880	1.68		1.68		1.65		1.65		2.89		408
10.00	(7.03)	379,558	1.87		1.87		1.65		1.65		1.82		915
11.45	13.49	633,778	1.65		1.65		1.65		1.65		4.62		806

12.56	5.95	3,102,403	1.37	*	1.37	*	1.35	*	1.35	*	0.96	*	22
11.95	10.31	2,945,357	1.37	(c)	1.37	(c)	1.35	(c)	1.35	(c)	2.00		129
11.49	7.46	2,625,825	1.41		1.41		1.40		1.40		1.55		174
10.87	12.44	2,387,310	1.43		1.43		1.40		1.40		2.84		408
10.00	(6.80)	1,543,052	1.64		1.64		1.40		1.40		1.81		915
11.45	13.77	1,580,743	1.40		1.40		1.40		1.40		4.80		806

12.56	6.08	539,710	1.12	*	1.12	*	1.10	*	1.10	*	1.11	*	22
11.95	10.58	452,520	1.12	(c)	1.12	(c)	1.10	(c)	1.10	(c)	2.10		129
11.49	7.72	327,677	1.16		1.16		1.15		1.15		1.80		174
10.87	12.72	255,267	1.18		1.18		1.15		1.15		3.09		408
10.00	(6.56)	154,856	1.44		1.44		1.15		1.15		1.69		915
11.45	14.05	94,611	1.15		1.15		1.15		1.15		4.81		806

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$29,336,401
Investments in Affiliates, at value	28,387
Repurchase agreements, at value	38,348
Cash	1,843
Deposits with counterparty	72
Foreign currency, at value	2,971
Receivable for investments sold	71,000
Receivable for Fund shares sold	40,532
Interest and dividends receivable	119,348
Dividends receivable from Affiliates	10
Variation margin receivable on financial derivative instruments	1,572
OTC swap premiums paid	16,809
Unrealized appreciation on foreign currency contracts	9,922
Unrealized appreciation on OTC swap agreements	24,804
Other assets	835
29,692,854
Liabilities:
Payable for reverse repurchase agreements	$3,382,582
Payable for investments purchased	70,115
Payable for investments in Affiliates purchased	9
Payable for sale-buyback financing transactions	986,102
Deposits from counterparty	34,058
Payable for Fund shares redeemed	39,116
Dividends payable	1,776
Written options outstanding	41,633
Accrued investment advisory fees	4,603
Accrued supervisory and administrative fees	5,079
Accrued distribution fees	2,037
Accrued servicing fees	1,619
Variation margin payable on financial derivative instruments	292
OTC swap premiums received	4,268
Unrealized depreciation on foreign currency contracts	30,141
Unrealized depreciation on OTC swap agreements	7,293
4,610,723
Net Assets	$25,082,131
Net Assets Consist of:
Paid in capital	$22,749,050
(Overdistributed) net investment income	(133,010)
Accumulated undistributed net realized gain	461,910
Net unrealized appreciation	2,004,181
$25,082,131
Cost of Investments	$27,325,117
Cost of Investments in Affiliates	$28,387
Cost of Repurchase Agreements	$38,348
Cost of Foreign Currency Held	$2,989
Premiums Received on Written Options	$36,641

16	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Net Assets:
Institutional Class	$10,080,044
Class P	1,940,459
Administrative Class	1,670,861
Class D	2,596,109
Class A	5,128,563
Class B	23,982
Class C	3,102,403
Class R	539,710
Shares Issued and Outstanding:
Institutional Class	802,443
Class P	154,474
Administrative Class	133,012
Class D	206,668
Class A	408,269
Class B	1,909
Class C	246,972
Class R	42,965
Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$12.56
Class P	12.56
Administrative Class	12.56
Class D	12.56
Class A	12.56
Class B	12.56
Class C	12.56
Class R	12.56

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$274,845
Dividends	683
Dividends from Affiliate investments	134
Total Income	275,662

Expenses:
Investment advisory fees	29,930
Supervisory and administrative fees	33,101
Distribution and/or servicing fees - Administrative Class	2,006
Distribution and/or servicing fees - Class D	3,072
Distribution fees - Class B	123
Distribution fees - Class C	7,584
Distribution fees - Class R	620
Servicing fees - Class A	6,232
Servicing fees - Class B	41
Servicing fees - Class C	3,792
Servicing fees - Class R	620
Trustees’ fees	14
Interest expense	2,761
Total Expenses	89,896

Net Investment Income	185,766

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	218,653
Net realized (loss) on Affiliate investments	(12)
Net realized gain on futures contracts	16,120
Net realized gain on written options	486
Net realized (loss) on swaps	(11,001)
Net realized gain on foreign currency transactions	51,887
Net change in unrealized appreciation on investments	1,043,361
Net change in unrealized (depreciation) on futures contracts	(8,362)
Net change in unrealized (depreciation) on written options	(5,708)
Net change in unrealized appreciation on swaps	12,830
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(59,939)
Net Gain	1,258,315

Net Increase in Net Assets Resulting from Operations	$1,444,081

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase in Net Assets from:

Operations:
Net investment income	$185,766	$548,750
Net realized gain	276,145	1,174,114
Net realized gain (loss) on Affiliate investments	(12)	249
Net change in unrealized appreciation	982,182	439,212
Net increase resulting from operations	1,444,081	2,162,325

Distributions to Shareholders:
From net investment income
Institutional Class	(118,414)	(293,965)
Class P	(21,508)	(46,873)
Administrative Class	(17,750)	(42,845)
Class D	(25,545)	(63,425)
Class A	(52,387)	(143,288)
Class B	(252)	(2,374)
Class C	(24,311)	(73,008)
Class R	(4,500)	(10,475)
From net realized capital gains
Institutional Class	0	(278,195)
Class P	0	(49,354)
Administrative Class	0	(46,396)
Class D	0	(68,845)
Class A	0	(150,069)
Class B	0	(2,032)
Class C	0	(91,819)
Class R	0	(12,947)

Total Distributions	(264,667)	(1,375,910)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,285,899	2,727,151

Total Increase in Net Assets	2,465,313	3,513,566

Net Assets:
Beginning of period	22,616,818	19,103,252
End of period*	$25,082,131	$22,616,818

*Including (overdistributed) net investment income of:	$(133,010)	$(54,109)

**	See note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Schedule of Investments PIMCO Real Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
AES Corp.
4.250% due 05/27/2018		$9,850	$9,917
Charter Communications, Inc.
3.470% due 09/06/2016		760	762
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		607	607
Delphi Corp.
3.500% due 03/31/2017		7,974	8,013
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		740	741
HCA, Inc.
2.466% due 11/17/2013		11,000	11,022
2.716% due 05/02/2016		5,625	5,611
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		3,753	3,771
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	5,700	7,365
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$26,000	25,506
SW Acquisitions Co., Inc.
4.000% due 08/16/2017		2,534	2,547
U.S. Airways Group, Inc.
2.716% due 03/23/2014		972	955
Vodafone Americas Finance
6.875% due 08/17/2015		11,075	11,463
Weather Channel, Inc.
4.250% due 02/11/2017		976	983

Total Bank Loan Obligations (Cost $89,055)			89,263

CORPORATE BONDS & NOTES 6.2%

BANKING & FINANCE 4.3%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		37,000	36,736
ABN Amro Bank NV
2.217% due 01/30/2014		59,100	59,725
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,957
0.000% due 06/15/2015		2,000	1,765
2.618% due 12/01/2014		2,000	1,976
3.638% due 02/11/2014		44,900	45,402
3.779% due 06/20/2014		1,000	1,028
4.500% due 02/11/2014		8,700	8,917
7.500% due 12/31/2013		4,300	4,547
American International Group, Inc.
3.750% due 11/30/2013		600	616
6.765% due 11/15/2017	GBP	2,730	5,079
8.175% due 05/15/2068		$26,700	32,808
8.625% due 05/22/2068	GBP	2,600	4,870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ANZ National International Ltd.
6.200% due 07/19/2013		$28,200	$29,336
ASIF Global Financing
4.900% due 01/17/2013		4,700	4,725
Banco Bradesco S.A.
2.537% due 05/16/2014		10,000	10,074
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	17,038
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	107
Banco Santander Brasil S.A.
2.485% due 03/18/2014		56,600	55,692
4.250% due 01/14/2016		10,000	10,250
Barclays Bank PLC
6.050% due 12/04/2017		19,600	21,190
10.179% due 06/12/2021		7,120	9,289
14.000% due 06/15/2019 (c)	GBP	8,800	17,868
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	12,326
BPCE S.A.
2.375% due 10/04/2013		10,000	10,050
4.625% due 07/30/2015 (c)	EUR	900	867
5.250% due 07/30/2014 (c)		1,700	1,794
9.000% due 03/17/2015 (c)		1,400	1,786
9.250% due 04/22/2015 (c)		1,100	1,396
Citigroup, Inc.
2.438% due 08/13/2013		$3,728	3,779
5.500% due 04/11/2013		23,400	23,976
Commonwealth Bank of Australia
0.788% due 12/10/2012		4,000	4,002
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		40,600	40,221
Danske Bank A/S
5.914% due 06/16/2014 (c)(h)		5,000	4,775
Dexia Credit Local S.A.
0.814% due 03/05/2013		5,700	5,660
0.927% due 04/29/2014		15,000	14,577
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	1,164
2.375% due 05/25/2016		$2,900	2,685
2.875% due 11/16/2016	CHF	400	421
5.500% due 06/26/2017		$1,750	1,787
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,956
4.125% due 09/09/2015		3,100	3,354
5.125% due 06/29/2020		3,300	3,876
8.125% due 01/21/2014		500	546
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Goldman Sachs Group, Inc.
0.772% due 01/30/2017		700	836

20	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/15/2013	EUR	5,000	$6,532
HBOS PLC
6.750% due 05/21/2018		$34,800	35,496
HCP, Inc.
6.300% due 09/15/2016		2,000	2,294
6.700% due 01/30/2018		5,000	6,004
HSBC Finance Corp.
6.676% due 01/15/2021		4,300	4,996
HSBC Finance Corp. CPI Linked Bond
4.240% due 09/15/2013		1,477	1,509
HSBC Holdings PLC
7.625% due 05/17/2032		200	250
ICICI Bank Ltd.
5.500% due 03/25/2015		1,000	1,054
5.750% due 11/16/2020		500	535
ING Bank NV
1.439% due 03/15/2013		37,700	37,827
5.000% due 06/09/2021		10,000	11,133
International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,863
5.875% due 05/01/2013		1,900	1,952
6.375% due 03/25/2013		2,000	2,048
6.500% due 09/01/2014		5,200	5,616
7.125% due 09/01/2018		21,100	24,687
Intesa Sanpaolo SpA
2.831% due 02/24/2014		22,100	21,778
3.625% due 08/12/2015		5,000	4,903
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	1,098
Korea Development Bank
4.375% due 08/10/2015		600	651
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027^		4,500	1,170
Lloyds TSB Bank PLC
9.875% due 12/16/2021		654	755
12.000% due 12/16/2024 (c)		22,500	25,275
Merrill Lynch & Co., Inc.
0.908% due 07/22/2014	EUR	100	127
5.450% due 02/05/2013		$4,000	4,061
5.571% due 10/04/2012		19,200	19,204
Morgan Stanley
0.608% due 03/01/2013	EUR	6,830	8,768
0.760% due 01/09/2014		$1,300	1,283
0.905% due 10/18/2016		700	651
0.912% due 04/13/2016	EUR	10,069	11,973
0.935% due 10/15/2015		$1,500	1,430
1.427% due 04/29/2013		60,500	60,577
2.052% due 01/24/2014		29,100	29,207
2.937% due 05/14/2013		63,600	64,236
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		8,600	8,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013		$32,500	$32,709
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	574
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		1,000	914
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	667
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	739
5.400% due 03/24/2017		700	753
5.499% due 07/07/2015		1,000	1,081
6.125% due 02/07/2022		1,450	1,606
SLM Corp.
5.000% due 10/01/2013		13,425	13,979
8.450% due 06/15/2018		4,000	4,706
SLM Corp. CPI Linked Bond
2.539% due 11/01/2016		2,975	2,674
3.312% due 04/01/2014		160	159
3.514% due 03/15/2015		60	57
3.692% due 03/01/2014		145	145
3.742% due 02/01/2014		1,134	1,136
3.812% due 01/31/2014		1,837	1,830
3.842% due 02/01/2014		40	40
3.992% due 11/01/2013		1,344	1,352
Societe Generale S.A.
1.508% due 04/11/2014		45,000	44,846
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	15,300	19,514
Ventas Realty LP
3.125% due 11/30/2015		$1,000	1,043

			1,072,880

INDUSTRIALS 1.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		2,500	2,844
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,172
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,628
Braskem Finance Ltd.
5.750% due 04/15/2021		500	533
7.250% due 06/05/2018		600	699
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,724
CSC Holdings LLC
8.500% due 06/15/2015		1,000	1,049
CSN Islands Corp.
6.875% due 09/21/2019		600	672
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,329

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
5.773% due 01/10/2033		$1,057	$1,211
6.036% due 12/10/2028		4,330	5,042
6.943% due 01/10/2030		8,492	10,373
7.507% due 01/10/2032		7,961	10,240
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,859
DCP Midstream Operating LP
3.250% due 10/01/2015		500	514
DISH DBS Corp.
7.000% due 10/01/2013		3,800	3,999
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,159
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,285
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,828
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,526
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	509
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,751
HCA, Inc.
7.250% due 09/15/2020		16,425	18,478
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	434
7.625% due 04/09/2019		2,500	3,221
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	627
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,337
Lennar Corp.
5.500% due 09/01/2014		1,500	1,582
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,027
7.875% due 07/15/2015		13,000	15,277
Masco Corp.
5.850% due 03/15/2017		8,000	8,695
New York Times Co.
5.000% due 03/15/2015		8,500	8,957
Noble Group Ltd.
4.875% due 08/05/2015		12,000	12,540
NXP BV
3.205% due 10/15/2013		177	177
3.247% due 10/15/2013	EUR	373	479
Office Depot, Inc.
6.250% due 08/15/2013		$3,036	3,093
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$3,000	$3,082
6.250% due 05/06/2018		19,200	22,520
Petrobras International Finance Co.
3.875% due 01/27/2016		10,300	10,949
5.875% due 03/01/2018		1,500	1,717
6.875% due 01/20/2040		2,000	2,527
7.875% due 03/15/2019		2,000	2,523
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	8,695
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,724
Rexam PLC
6.750% due 06/01/2013		13,600	13,872
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,153
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,916
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,776
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,300
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	4,012
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,503
Transocean, Inc.
4.950% due 11/15/2015		21,200	23,226
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,542	3,861
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	5,224

			306,910

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021		4,500	5,152
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,202
8.700% due 08/07/2018		22,200	28,943
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,676
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	12,117
France Telecom S.A.
3.000% due 07/25/2018 (b)	EUR	528	785
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$2,500	2,951
7.288% due 08/16/2037		3,000	3,795
7.343% due 04/11/2013		6,600	6,820

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.146% due 04/11/2018		$7,150	$8,746
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,712
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	433
Majapahit Holding BV
7.250% due 06/28/2017		700	833
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,284
NRG Energy, Inc.
7.375% due 01/15/2017		4,400	4,581
8.250% due 09/01/2020		4,200	4,599
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,134	2,410
Petroleos Mexicanos
5.500% due 01/21/2021		29,600	34,854
6.500% due 06/02/2041		15,300	19,148
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	1,111
5.000% due 10/19/2025		1,000	1,118
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,201
6.625% due 03/20/2017		1,000	1,144
7.250% due 02/02/2020		4,000	4,861
7.875% due 03/13/2018		1,500	1,822
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	11,000	141
1.500% due 05/30/2014		34,000	427
1.850% due 07/28/2014		34,000	428
4.500% due 03/24/2014	EUR	5,300	6,854
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	805

			171,953

Total Corporate Bonds & Notes (Cost $1,465,753)			1,551,743

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	3,346
5.125% due 06/01/2047		700	539
5.750% due 06/01/2047		6,400	5,456

			9,341

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	7,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	$200	$160

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,581

RHODE ISLAND 0.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.000% due 06/01/2023	970	972

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	3,159

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,290	9,411

Total Municipal Bonds & Notes (Cost $33,852)		32,652

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.277% due 07/25/2037	1,819	1,749
0.347% due 03/25/2036	745	697
0.363% due 04/25/2035	48	48
0.567% due 07/25/2037 - 05/25/2042	321	323
0.657% due 05/25/2036	210	211
0.662% due 02/25/2037	5,281	5,312
0.897% due 02/25/2041	20,464	20,623
1.348% due 06/01/2043 - 10/01/2044	2,415	2,475
1.525% due 02/01/2032	7	7
1.572% due 04/01/2032	63	66
1.840% due 11/01/2033	40	42
1.892% due 10/01/2033	10	11
1.965% due 02/01/2034	40	42
2.000% due 04/01/2033	540	572
2.043% due 04/01/2027	100	106
2.254% due 09/01/2034	55	58
2.638% due 05/01/2035	424	454
2.675% due 05/25/2035	67	71
2.855% due 05/01/2036	84	89
3.360% due 04/01/2035	393	419

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.502% due 12/01/2036	$222	$236
4.627% due 09/01/2034	169	183
6.500% due 06/25/2028	73	82
Federal Housing Administration
7.430% due 12/01/2020	52	51
Freddie Mac
0.257% due 12/25/2036	1,404	1,395
0.477% due 08/25/2031	410	401
0.491% due 01/15/2037	73	73
0.497% due 09/25/2031	1,028	951
0.571% due 12/15/2030	311	311
1.306% due 10/25/2044	4,756	4,798
1.348% due 02/25/2045	1,746	1,705
1.511% due 07/25/2044	372	381
2.344% due 01/01/2034	476	498
2.467% due 07/01/2036	252	271
2.549% due 09/01/2036	256	274
2.671% due 10/01/2036	182	196
2.794% due 06/01/2033	363	389
2.916% due 01/01/2034	595	641
4.500% due 07/15/2020	2,000	2,200
6.500% due 01/25/2028	35	40
7.000% due 10/15/2030	107	126
Ginnie Mae
0.621% due 06/16/2031 - 03/16/2032	79	80
1.625% due 07/20/2035 - 12/20/2035	1,228	1,279
3.500% due 11/01/2042	1,000	1,093
NCUA Guaranteed Notes
0.678% due 10/07/2020	12,032	12,086
2.650% due 10/29/2020	4,999	5,288
Small Business Administration
5.902% due 02/10/2018	2,660	2,950

Total U.S. Government Agencies (Cost $69,870)		71,353

U.S. TREASURY OBLIGATIONS 95.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (h)	588,907	624,471
0.125% due 04/15/2017	616,718	664,707
0.125% due 01/15/2022 (g)(h)(i)(j)	1,371,154	1,497,128
0.125% due 07/15/2022 (h)(j)	1,848,593	2,022,043
0.500% due 04/15/2015	200,775	211,081
0.625% due 07/15/2021 (h)(j)	1,109,375	1,270,408
0.750% due 02/15/2042	82,334	89,744
1.125% due 01/15/2021	461,193	546,370
1.250% due 04/15/2014	110,101	114,540
1.250% due 07/15/2020 (i)(j)	1,075,518	1,286,840
1.375% due 07/15/2018	26,225	30,769
1.375% due 01/15/2020	346,279	414,615
1.625% due 01/15/2015	470,605	504,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$452,356	$587,037
1.875% due 07/15/2013 (g)		970,794	999,993
1.875% due 07/15/2015		207,837	228,734
1.875% due 07/15/2019		347,003	426,543
2.000% due 01/15/2014 (g)		785,754	821,052
2.000% due 07/15/2014		669,878	714,886
2.000% due 01/15/2016 (g)		860,410	965,004
2.000% due 01/15/2026		831,227	1,093,908
2.125% due 01/15/2019		249,678	306,597
2.125% due 02/15/2040 (g)(j)		38,103	55,803
2.125% due 02/15/2041 (i)(j)		57,934	85,421
2.375% due 01/15/2025 (h)(i)(j)		1,419,952	1,930,691
2.375% due 01/15/2027		453,732	627,532
2.500% due 07/15/2016		583,488	677,758
2.500% due 01/15/2029		328,981	471,497
2.625% due 07/15/2017 (g)		859,921	1,040,168
3.375% due 04/15/2032 (i)(j)		83,024	138,119
3.625% due 04/15/2028 (h)(j)		1,202,230	1,910,982
3.875% due 04/15/2029 (h)(i)(j)		1,009,773	1,680,798

Total U.S. Treasury Obligations (Cost $22,301,958)			24,039,889

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
3.155% due 08/25/2035		2,937	2,735
5.266% due 10/25/2035		3,576	3,385
American General Mortgage Loan Trust
5.150% due 03/25/2058		6,611	6,847
American Home Mortgage Assets LLC
0.407% due 05/25/2046		1,010	638
0.407% due 09/25/2046		858	538
0.427% due 10/25/2046		14,761	8,618
American Home Mortgage Investment Trust
2.155% due 09/25/2045		2,380	2,119
Arkle Master Issuer PLC
1.585% due 05/17/2060		1,200	1,205
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	1,318	1,696
1.789% due 11/19/2047		15,300	20,072
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$875	875
5.492% due 02/10/2051		530	624
5.634% due 04/10/2049		2,078	2,167

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.893% due 06/10/2049	$10,000	$11,535
5.917% due 05/10/2045	12,525	14,499
5.920% due 02/10/2051	10,000	11,903
Banc of America Funding Corp.
5.630% due 01/20/2047^	760	542
5.753% due 10/25/2036^	661	502
5.837% due 01/25/2037	521	394
5.888% due 04/25/2037	399	360
Banc of America Large Loan Trust
0.731% due 08/15/2029	49	48
Banc of America Mortgage Securities, Inc.
2.872% due 12/25/2034	2,192	2,159
Banc of America Mortgage Trust
3.100% due 07/25/2035	2,804	2,606
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	6,800	7,643
BCAP LLC Trust
0.387% due 01/25/2037^	3,655	2,315
5.491% due 03/26/2037	3,900	3,149
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	4,175	4,252
2.648% due 10/25/2035	2,962	2,801
2.857% due 11/25/2030	238	244
2.931% due 01/25/2034	668	680
2.954% due 01/25/2035	3,665	3,666
2.959% due 02/25/2034	2,907	2,881
2.994% due 01/25/2034	1,828	1,842
3.078% due 03/25/2035	3,997	4,031
3.117% due 05/25/2047^	3,685	2,831
3.399% due 11/25/2034	393	399
5.435% due 02/25/2036	830	519
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^	743	202
2.890% due 05/25/2035	147	142
2.921% due 11/25/2036	2,256	1,516
2.937% due 08/25/2036^	735	455
3.006% due 09/25/2035	210	170
Bear Stearns Commercial Mortgage Securities
5.854% due 06/11/2040	2,195	2,267
CC Mortgage Funding Corp.
0.397% due 07/25/2036	1,186	901
Chase Mortgage Finance Corp.
2.940% due 02/25/2037	332	330
2.968% due 02/25/2037	255	263
5.212% due 12/25/2035	4,577	4,510
Chaseflex Trust
0.717% due 06/25/2035	665	440
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,267	1,262
2.230% due 09/25/2035	4,666	4,638
2.340% due 09/25/2035	4,659	4,524
2.530% due 10/25/2035	3,880	3,550
2.570% due 10/25/2035	650	603

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.600% due 05/25/2035		$1,259	$1,225
2.895% due 07/25/2046^		3,018	2,325
2.901% due 03/25/2034		472	469
3.109% due 09/25/2037^		1,075	810
5.320% due 08/25/2035		2,550	2,563
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		491	500
5.886% due 11/15/2044		6,300	7,496
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036^		4,290	4,311
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		14,310	15,204
Countrywide Alternative Loan Trust
0.387% due 01/25/2037^		1,031	713
0.399% due 02/20/2047		180	101
0.414% due 12/20/2046		10,850	6,706
0.429% due 07/20/2046^		13,205	6,295
0.539% due 11/20/2035		1,528	1,001
0.917% due 10/25/2035		442	324
1.148% due 12/25/2035		3,034	2,135
2.897% due 02/25/2037^		9,569	7,300
6.000% due 01/25/2037^		5,803	4,402
6.000% due 02/25/2037^		196	137
6.500% due 08/25/2032		1,942	1,958
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035		1,099	830
0.557% due 06/25/2035		6,265	5,360
2.618% due 01/20/2035		440	371
2.803% due 03/25/2037^		686	405
2.898% due 02/25/2047^		787	545
2.910% due 04/20/2035		467	470
4.881% due 11/20/2034		943	931
5.054% due 01/20/2035		353	350
5.087% due 04/25/2035^		2,216	1,978
5.264% due 02/20/2036		441	373
5.274% due 04/20/2036^		699	490
5.500% due 11/25/2035		721	674
5.500% due 04/25/2038		2,123	2,131
Credit Suisse First Boston Mortgage Securities Corp.
2.707% due 04/25/2034		394	400
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,658
5.467% due 09/15/2039		400	453
Credit Suisse Mortgage Capital Trust
5.579% due 04/25/2037		676	431
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		360	249
DECO Series
0.912% due 01/27/2020	GBP	1,294	1,886
Deutsche ALT-A Securities, Inc.
5.015% due 10/25/2035		$579	486

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		$586	$584
5.243% due 06/26/2035		4,000	3,939
Eclipse Ltd.
0.929% due 01/25/2020	GBP	130	193
EMF-NL
1.236% due 04/17/2041	EUR	50	64
1.286% due 04/17/2041		7,500	7,807
1.336% due 04/17/2041		1,000	596
European Loan Conduit
0.495% due 05/15/2019		2,328	2,691
Extended Stay America Trust
2.951% due 11/05/2027		$12,555	12,627
First Horizon Alternative Mortgage Securities
2.564% due 09/25/2034		819	809
2.585% due 06/25/2034		1,427	1,421
6.250% due 08/25/2037^		629	496
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		2,677	2,548
Fosse Master Issuer PLC
1.877% due 10/18/2054	EUR	471	612
Granite Mortgages PLC
0.855% due 01/20/2044		$422	419
Greenwich Capital Commercial Funding Corp.
0.371% due 11/05/2021		389	372
5.444% due 03/10/2039		1,200	1,378
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,483	1,483
1.260% due 03/06/2020		2,900	2,899
1.456% due 03/06/2020		17,100	17,100
GSR Mortgage Loan Trust
2.623% due 11/25/2035		3,336	3,274
2.646% due 09/25/2035		1,185	1,191
2.924% due 04/25/2035		239	208
3.004% due 05/25/2035		2,451	2,233
5.138% due 11/25/2035		351	353
5.148% due 11/25/2035		3,930	3,596
Harborview Mortgage Loan Trust
0.409% due 07/21/2036		1,784	1,249
0.439% due 05/19/2035		18	13
0.459% due 03/19/2036		1,768	1,094
0.469% due 01/19/2036		3,509	2,271
0.529% due 11/19/2035		2,218	1,640
0.559% due 06/20/2035		597	546
2.826% due 04/19/2034		481	477
2.924% due 01/19/2035		1,921	1,947
Homebanc Mortgage Trust
0.487% due 10/25/2035		4,261	3,107
5.520% due 04/25/2037		1,600	847
Impac CMB Trust
1.117% due 10/25/2033		758	760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Index Mortgage Loan Trust
0.417% due 06/25/2047	$4,301	$2,708
0.517% due 06/25/2037^	671	263
2.671% due 12/25/2034	279	244
2.699% due 10/25/2034	1,410	1,379
4.802% due 09/25/2035	545	68
4.854% due 01/25/2036	548	442
4.901% due 06/25/2036	809	720
4.919% due 08/25/2035	544	458
4.919% due 08/25/2035^	451	356
5.010% due 10/25/2035	458	371
Indymac Mortgage Loan Trust
0.517% due 11/25/2035^	425	197
4.218% due 11/25/2035	186	161
4.927% due 11/25/2035	1,654	1,571
5.418% due 08/25/2036	1,375	1,391
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	15,273
5.794% due 02/12/2051	1,210	1,445
5.918% due 02/12/2049	11,100	13,129
JPMorgan Mortgage Trust
2.488% due 12/25/2034	2	2
2.746% due 08/25/2035	1,400	1,392
3.050% due 07/25/2035	331	337
3.097% due 07/25/2035	623	617
3.116% due 08/25/2035	89	88
3.304% due 10/25/2035	373	345
4.840% due 04/25/2035	226	229
5.135% due 06/25/2035	294	300
5.266% due 11/25/2035	1,219	1,204
5.283% due 07/25/2035	3,440	3,469
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	8,187
5.424% due 02/15/2040	5,610	6,520
5.866% due 09/15/2045	14,500	17,401
Luminent Mortgage Trust
0.397% due 12/25/2036	2,411	1,581
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040	266	266
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	3,795	2,525
2.624% due 11/21/2034	1,800	1,847
2.688% due 12/25/2033	4,020	3,973
2.756% due 12/25/2033	164	163
MASTR Alternative Loans Trust
0.617% due 03/25/2036	1,345	233
Mellon Residential Funding Corp.
0.651% due 08/15/2032	386	389
0.661% due 12/15/2030	558	558
0.701% due 06/15/2030	300	302
0.921% due 11/15/2031	367	365
0.961% due 09/15/2030	175	174
2.610% due 10/20/2029	132	134

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		$2,486	$2,257
1.005% due 11/25/2029		108	105
1.225% due 03/25/2030		147	145
1.231% due 10/25/2035		2,095	2,041
1.986% due 10/25/2035		4,218	4,103
2.420% due 10/25/2035		1,368	1,360
2.515% due 12/25/2034		1,784	1,844
2.676% due 02/25/2036		229	202
5.538% due 05/25/2036		3,527	3,561
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		2,526	2,146
2.530% due 02/25/2035		1,605	1,534
2.539% due 02/25/2033		2,582	2,604
2.704% due 02/25/2034		4,101	4,132
5.094% due 12/25/2035		655	647
5.236% due 09/25/2035		714	669
Merrill Lynch Mortgage Trust
5.847% due 05/12/2039		15,125	17,451
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	5,056
Morgan Stanley Capital Trust
6.076% due 06/11/2049		2,960	3,500
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		524	342
Morgan Stanley Re-REMIC Trust
5.983% due 08/15/2045		5,000	5,913
New York Mortgage Trust
2.951% due 05/25/2036		883	736
Nomura Asset Acceptance Corp.
5.353% due 02/25/2036^		441	333
5.820% due 03/25/2047		888	840
6.138% due 03/25/2047		823	778
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	17,190
Opera Finance PLC
0.684% due 10/20/2014	EUR	2,200	2,756
Permanent Master Issuer PLC
1.797% due 07/15/2042		8,900	11,576
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		$2,156	2,214
2.619% due 04/25/2034		85	86
RBSSP Resecuritization Trust
2.657% due 12/26/2036		3,137	3,163
Real Estate Capital PLC
0.989% due 07/25/2016	GBP	3,529	5,614
Residential Accredit Loans, Inc. Trust
0.397% due 06/25/2046		$16,627	7,319
0.497% due 12/25/2045		2,640	1,820
0.517% due 08/25/2035		205	147
1.508% due 09/25/2045		279	204
4.170% due 09/25/2035		779	590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
0.617% due 01/25/2046^	$140	$57
5.000% due 08/25/2019	471	478
5.500% due 06/25/2033	707	736
6.250% due 10/25/2036^	2,224	1,599
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	3,620	3,629
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033	1,757	1,856
Sequoia Mortgage Trust
0.419% due 07/20/2036	4,310	3,967
0.919% due 10/19/2026	115	115
0.979% due 10/20/2027	245	245
1.019% due 10/20/2027	345	344
1.119% due 12/20/2032	367	364
Structured Adjustable Rate Mortgage Loan Trust
0.537% due 10/25/2035	1,759	1,330
1.636% due 01/25/2035	46	32
2.778% due 02/25/2034	969	985
2.816% due 09/25/2035	2,302	2,016
2.817% due 08/25/2035	329	295
4.671% due 11/25/2035^	521	403
4.720% due 09/25/2036^	1,441	757
5.103% due 05/25/2036	1,500	1,368
6.000% due 10/25/2037^	640	373
Structured Asset Mortgage Investments, Inc.
0.337% due 08/25/2036	9,666	5,969
0.347% due 03/25/2037	344	227
0.407% due 07/25/2046	9,487	6,185
0.427% due 04/25/2036	1,826	1,175
0.427% due 05/25/2046	7,215	4,194
0.469% due 07/19/2035	2,782	2,676
0.527% due 12/25/2035	588	384
0.879% due 09/19/2032	635	608
0.879% due 10/19/2034	12	11
0.919% due 03/19/2034	625	609
Structured Asset Securities Corp.
2.724% due 01/25/2034	100	99
5.500% due 05/25/2035	802	797
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	332
Thornburg Mortgage Securities Trust
5.933% due 07/25/2036	12,090	12,197
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	8,798	8,438
0.311% due 09/15/2021	1,097	1,062
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045	7,176	6,492
0.507% due 07/25/2045	65	60
0.507% due 10/25/2045	6,530	5,952
0.537% due 08/25/2045	7,192	6,585
0.557% due 01/25/2045	2,794	2,618
0.650% due 10/25/2044	917	812

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.800% due 07/25/2044	$4,329	$3,840
0.848% due 03/25/2047	12,157	8,467
0.918% due 05/25/2047	1,544	1,195
0.968% due 12/25/2046	5,789	4,368
1.148% due 02/25/2046	981	878
1.348% due 11/25/2042	3	2
1.548% due 06/25/2042	311	292
2.120% due 03/25/2033	6,312	6,376
2.140% due 01/25/2037^	3,634	2,755
2.314% due 12/25/2036^	2,304	1,845
2.344% due 02/27/2034	2,532	2,582
2.422% due 04/25/2037	2,411	1,804
2.434% due 12/25/2035	230	232
2.453% due 06/25/2033	181	187
2.476% due 03/25/2035	387	387
2.501% due 09/25/2035	4,342	3,972
2.534% due 02/25/2037^	6,146	4,505
2.574% due 03/25/2034	264	268
2.757% due 03/25/2037	11,109	9,936
4.500% due 12/25/2035	1,561	1,502
4.764% due 05/25/2037^	5,740	4,361
5.895% due 08/25/2046	8,000	7,468
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.118% due 05/25/2046	2,935	1,804
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	3,100	3,085
2.616% due 01/25/2035	1,171	1,117
2.617% due 03/25/2036	6,099	5,558
2.649% due 04/25/2036	1,663	1,648
2.656% due 10/25/2035	613	608
2.667% due 04/25/2036	803	731
2.672% due 03/25/2035	1,238	1,257
5.027% due 03/25/2036	776	781
5.169% due 10/25/2035	3,767	3,774
5.500% due 05/25/2022	1,715	1,817
5.500% due 12/25/2035	1,252	1,266
6.000% due 07/25/2036	1,938	1,985
6.000% due 08/25/2036	4,500	4,398

Total Mortgage-Backed Securities (Cost $668,407)		721,620

ASSET-BACKED SECURITIES 2.3%
Access Group, Inc.
1.751% due 10/27/2025	18,873	18,993
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	570	573
American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017	12,321	12,064
0.652% due 05/03/2018	1,635	1,616
ARES CLO Ltd.
0.632% due 03/12/2018	16,822	16,535
Argent Securities, Inc.
0.577% due 10/25/2035	3,300	2,614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		$3,750	$2,978
Babson CLO Ltd.
0.687% due 11/10/2019		9,575	9,300
0.759% due 06/15/2016		366	364
Bear Stearns Asset-Backed Securities Trust
0.327% due 11/25/2036		906	549
1.217% due 10/25/2037		1,366	1,054
1.467% due 08/25/2037		2,620	1,777
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		1,993	1,921
Carrington Mortgage Loan Trust
0.537% due 10/25/2035		80	78
Citibank Omni Master Trust
2.971% due 08/15/2018		8,400	8,797
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		492	515
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037		34	34
0.367% due 02/25/2037		4,080	3,432
0.467% due 04/25/2036		3,363	3,182
0.517% due 08/25/2035		599	532
0.607% due 11/25/2034		2,094	2,019
Denali Capital CLO Ltd.
0.743% due 08/23/2016		53	52
Denver Arena Trust
6.940% due 11/15/2019		312	319
Dryden Leveraged Loan CDO
0.684% due 05/22/2017		4,277	4,189
0.723% due 08/08/2022	EUR	8,500	10,264
Duane Street CLO Ltd.
0.689% due 11/08/2017		$7,509	7,445
Equity One ABS, Inc.
0.517% due 04/25/2034		157	119
Galaxy CLO Ltd.
0.691% due 04/25/2019		4,537	4,387
Globaldrive BV
1.719% due 04/20/2018	EUR	173	225
GSAMP Trust
0.587% due 03/25/2047		$3,000	1,092
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	1,474	1,877
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		$4,001	3,910
HSI Asset Securitization Corp. Trust
0.267% due 12/25/2036		20	19
0.487% due 02/25/2036		2,300	1,316
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		128	128
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016		4,000	3,979

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
0.297% due 03/25/2037		$185	$185
Katonah Ltd.
0.699% due 09/20/2016		8,873	8,821
0.874% due 05/18/2015		172	172
Lehman XS Trust
0.617% due 10/25/2035		1,977	1,730
Long Beach Mortgage Loan Trust
0.677% due 04/25/2035		115	115
Magi Funding PLC
1.314% due 04/11/2021	EUR	13,199	16,381
Magnolia Funding Ltd.
3.000% due 04/20/2017		3,530	4,553
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037		$151	35
0.337% due 02/25/2037		185	66
Morgan Stanley ABS Capital
1.017% due 07/25/2037		508	485
Morgan Stanley Dean Witter Capital
1.567% due 02/25/2033		1,692	1,439
Morgan Stanley Home Equity Loan Trust
0.922% due 12/25/2034		1,361	1,311
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		258	193
6.000% due 07/25/2047		358	277
Mountain View Funding CLO
0.715% due 04/15/2019		988	966
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		2,400	2,337
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		3,619	3,567
NYLIM Flatiron CLO Ltd.
0.785% due 10/20/2016		36	36
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		3,135	3,054
0.778% due 12/02/2016		429	427
Pacifica CDO Ltd.
0.708% due 01/26/2020		4,782	4,637
0.789% due 05/13/2016		564	560
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018		2,208	2,206
Park Place Securities, Inc.
0.867% due 10/25/2034		1,900	1,732
0.917% due 12/25/2034		336	334
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		10,639	10,647
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		24	20
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033		960	857

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SACO, Inc.
0.337% due 05/25/2036		$54	$53
Sherwood Castle Funding PLC
0.833% due 06/15/2016	GBP	1,000	1,594
SLC Student Loan Trust
4.750% due 06/15/2033		$13,061	12,540
SLM Student Loan Trust
0.522% due 06/17/2024	EUR	1,743	2,126
0.531% due 04/26/2021		$256	256
1.351% due 07/25/2023		10,582	10,606
1.871% due 12/15/2017		3,689	3,697
1.951% due 04/25/2023		250,756	261,325
2.350% due 04/15/2039		2,816	2,837
3.471% due 05/16/2044		6,576	6,942
3.500% due 08/17/2043		38,450	37,369
Soundview Home Loan Trust
0.357% due 12/25/2036		1,674	1,593
South Carolina Student Loan Corp.
1.168% due 03/02/2020		13,500	13,554
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		92	88
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		1,408	1,251
Structured Asset Securities Corp.
0.797% due 01/25/2033		8	7
1.715% due 04/25/2035		481	461
Titrisocram
1.019% due 05/25/2020	EUR	332	429
Volkswagen Car Lease
0.748% due 02/21/2017		342	441
Whitney CLO Ltd.
0.708% due 03/01/2017		$545	543
Wind River CLO Ltd.
0.711% due 12/19/2016		5,866	5,738
Wood Street CLO BV
0.696% due 03/29/2021	EUR	4,948	6,162

Total Asset-Backed Securities (Cost $555,419)			565,003

SOVEREIGN ISSUES 6.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	134,900	197,729
4.000% due 08/20/2015		58,600	110,781
4.000% due 08/20/2020		85,350	173,260
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,780
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014		14,317	16,458
6.000% due 05/15/2017		33,784	40,990
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	23,502	31,630

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 09/01/2016	CAD	11,700	$12,585
4.250% due 12/01/2021 (b)		150,788	218,832
Instituto de Credito Oficial
1.978% due 03/25/2014	EUR	122,500	153,200
4.500% due 03/07/2013	GBP	4,643	7,463
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	100,769	128,220
2.100% due 09/15/2017 (b)		69,735	86,333
2.100% due 09/15/2021 (b)		14,622	16,686
2.350% due 09/15/2019 (b)		36,269	44,323
Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	271,314	23,266
4.000% due 06/13/2019 (b)		401,253	37,292
4.500% due 12/18/2014 (b)		372,424	31,564
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	20,218
2.750% due 11/20/2025		106,400	145,902
Province of Ontario
4.000% due 06/02/2021	CAD	30,000	34,029
Province of Quebec
2.750% due 08/25/2021		$20,600	21,615
Qatar Government International Bond
5.250% due 01/20/2020		20,000	23,750
6.400% due 01/20/2040		11,100	15,207
United Kingdom Gilt
1.250% due 11/22/2017 (b)	GBP	2,749	5,101
1.250% due 11/22/2027 (b)		2,994	5,854
1.875% due 11/22/2022 (b)		54,149	111,399
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,000	1,075
6.902% due 07/09/2020		800	947

Total Sovereign Issues (Cost $1,590,923)			1,717,489

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/29/2012 (c)		5,000	4,678
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,555

Total Preferred Securities (Cost $17,203)			17,233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 0.3%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		$25,000	$24,906
Dexia Credit Local
1.650% due 09/12/2013		32,500	32,484
Royal Bank of Scotland PLC
1.830% due 10/15/2012		11,700	11,702

			69,092

COMMERCIAL PAPER 0.0%
Santander Commercial Paper S.A
3.100% due 10/01/2013		5,000	4,843

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		31,500	31,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $31,927. Repurchase proceeds are $31,501.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		6,848	6,848
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% - 1.125% due 06/27/2014 - 06/04/2015 valued at $6,989. Repurchase proceeds are $6,848.)

			38,348

JAPAN TREASURY BILLS 1.8%
0.099% due 10/22/2012 - 11/05/2012 (a)	JPY	34,750,000	445,200

U.S. TREASURY BILLS 0.0%
0.141% due 10/25/2012 - 08/22/2013 (a)(e)(g)		$1,331	1,330

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.1%
PIMCO Short-Term Floating NAV Portfolio		2,832,222	28,387

Total Short-Term Instruments (Cost $585,192)			587,200

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.0%
(Cost $14,220)	$9,691

Total Investments 117.2% (Cost $27,391,852)	$29,403,136

Written Options (m) (0.2%) (Premiums $36,641)	(41,633)

Other Assets and Liabilities (Net) (17.0%)	(4,279,372)

Net Assets 100.0%	$25,082,131

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $1,000 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $2,416,493 at a weighted average interest rate of 0.221%.
(g)	Securities with an aggregate market value of $52,408 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $3,399,655 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate		Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%	)	08/10/2012	08/10/2014	$1,594	$(1,590)
BPG	0.220%		08/07/2012	01/07/2013	162,610	(162,663)
	0.230%		08/09/2012	02/08/2013	52,974	(52,992)
	0.240%		08/24/2012	02/22/2013	2,441	(2,442)
	0.240%		08/31/2012	02/28/2013	224,625	(224,671)
	0.240%		09/04/2012	03/04/2013	34,742	(34,748)
	0.270%		08/09/2012	12/11/2012	9,075	(9,081)
	0.270%		08/16/2012	12/11/2012	107,965	(108,002)
BSN	0.200%		09/28/2012	10/29/2012	190,750	(190,754)
DEU	(1.500%	)	08/10/2012	08/10/2014	1,366	(1,363)
	0.180%		09/20/2012	10/09/2012	65,652	(65,655)
	0.210%		09/20/2012	10/04/2012	70,822	(70,826)
	0.210%		09/21/2012	10/12/2012	217,756	(217,768)
	0.220%		09/17/2012	10/10/2012	18,094	(18,095)
	0.250%		07/30/2012	10/16/2012	215,057	(215,154)
	0.250%		09/25/2012	10/09/2012	9,722	(9,722)
	0.260%		05/18/2012	11/16/2012	119,168	(119,285)
	0.260%		09/19/2012	10/18/2012	10,898	(10,899)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.250%	09/26/2012	10/03/2012	$24,332	$(24,333)
	0.260%	09/25/2012	10/02/2012	15,823	(15,823)
	0.270%	09/28/2012	10/26/2012	299,001	(299,010)
RBS	0.350%	09/26/2012	10/03/2012	92,682	(92,686)
RDR	0.230%	09/17/2012	10/04/2012	224,812	(224,831)
	0.240%	09/18/2012	10/02/2012	193,793	(193,809)
	0.250%	05/30/2012	11/29/2012	85,061	(85,133)
	0.250%	09/17/2012	10/05/2012	88,862	(88,870)
	0.260%	09/19/2012	10/03/2012	33,025	(33,028)
	0.260%	09/20/2012	10/15/2012	38,521	(38,524)
	0.290%	09/21/2012	10/12/2012	605,256	(605,305)
	0.290%	09/27/2012	10/04/2012	51,766	(51,767)
SAL	0.230%	09/06/2012	10/04/2012	21,525	(21,528)
	0.240%	09/18/2012	10/02/2012	92,217	(92,225)

					$(3,382,582)

(i)	Securities with an aggregate market value of $9,619 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	10,869	$2,857
90-Day Eurodollar September Futures	Long	09/2015	4,077	1,050
U.S. Treasury 10-Year Note December Futures	Long	12/2012	1,303	1,301

				$5,208

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $43,784 and cash of $72 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	412,250	$11,788	$(5,323)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BRC	(1.850%	)	06/20/2017	1.801%	$	10,803	$(30)	$0	$(30)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.704%		10,000	429	0	429
D.R. Horton, Inc.	DUB	(1.000%	)	09/20/2014	0.651%		2,700	(20)	149	(169)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	0.723%		3,800	(14)	207	(221)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	0.956%		2,000	(148)	0	(148)
HCP, Inc.	MYC	(2.260%	)	03/20/2018	1.316%		5,000	(251)	0	(251)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	2.731%		1,000	(5)	40	(45)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.731%		2,200	(10)	81	(91)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	3.208%		5,000	307	158	149
Intesa Sanpaolo SpA	GST	(3.000%	)	03/20/2014	2.715%	EUR	11,600	(75)	673	(748)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.685%	$	10,000	147	320	(173)
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	1.501%		2,500	42	76	(34)

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Lennar Corp.	BPS	(5.000%	)	09/20/2014	0.896%	$	1,500	$(124)	$(50)	$(74)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.233%		2,000	(23)	0	(23)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.633%		3,000	(568)	0	(568)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	0.680%		10,000	(538)	0	(538)
Masco Corp.	CBK	(1.920%	)	03/20/2017	2.159%		8,000	77	0	77
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.069%		1,000	2	58	(56)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.069%		7,500	(735)	(735)	0
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	1.534%		10,000	(353)	96	(449)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.131%		1,500	(5)	0	(5)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.695%		3,500	0	0	0
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.695%		11,000	(18)	0	(18)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.131%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.695%		3,500	(68)	0	(68)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.117%		10,600	(108)	0	(108)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.117%		3,000	(31)	0	(31)
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.090%		7,000	(14)	0	(14)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		1,000	19	(2)	21
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.155%		8,550	53	0	53
RR Donnelley & Sons Co.	MYC	(1.000%	)	06/20/2014	3.078%		4,200	146	281	(135)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.622%		10,000	(44)	0	(44)
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	1.385%	EUR	2,500	20	154	(134)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	1.385%		7,800	(286)	49	(335)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	1.385%		10,000	(368)	15	(383)
Springleaf Finance Corp.	GST	(5.000%	)	03/20/2013	4.014%		13,500	(107)	1,454	(1,561)
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	9.074%	$	5,000	1,289	0	1,289
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.198%		3,000	(33)	0	(33)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.464%		3,500	(90)	0	(90)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.252%		6,000	(68)	0	(68)

								$(1,612)	$3,024	$(4,636)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%	$	25,000	$622	$182	$440
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.504%		250	31	5	26
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.545%		400	54	7	47
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		19,600	186	(219)	405
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		21,000	(558)	(626)	68
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		28,200	267	(302)	569
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		7,800	74	(89)	163
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.662%		21,800	206	(310)	516
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.918%		100	(9)	(12)	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%	$	3,500	$35	$(3)	$38
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		2,100	21	(17)	38
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		2,500	25	(12)	37
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		28,100	497	607	(110)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		51,000	903	1,128	(225)
MetLife, Inc.	BOA	1.000%	09/20/2013	0.551%		1,900	9	(92)	101
MetLife, Inc.	SOG	1.000%	09/20/2013	0.551%		12,900	61	(603)	664
NRG Energy, Inc.	BOA	5.000%	12/20/2016	3.430%		700	44	(3)	47
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.852%		400	20	(41)	61
NRG Energy, Inc.	GST	5.000%	12/20/2016	3.430%		4,400	278	(18)	296
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		400	20	(40)	60
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		1,000	2	(5)	7
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.700%		1,500	16	(10)	26
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.700%		1,500	16	(13)	29
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		5,000	53	(34)	87
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.750%		1,000	10	(7)	17
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		2,000	21	(5)	26
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		1,000	11	(1)	12
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	332,400	(15)	(823)	808
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		35,000	(5)	(87)	82
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.229%	$	14,800	373	347	26
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%		7,500	196	170	26
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		20,500	456	144	312
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.229%		16,900	426	392	34
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		19,000	423	221	202
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		6,000	151	141	10
United Kingdom Gilt	GST	1.000%	06/20/2015	0.197%		5,600	125	62	63
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.197%		6,700	150	65	85

							$5,195	$99	$5,096

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	450,700	$7,448	$1,532	$5,916
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		223,800	3,971	1,376	2,595
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		362,800	6,613	1,516	5,097
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		214,300	4,012	519	3,493
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS		44,900	(20)	(40)	20
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		24,900	22	20	2
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		269,100	257	463	(206)
Pay	1-Year BRL-CDI	8.410%	01/02/2015	GLM		38,700	93	89	4
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		641,500	2,893	2,687	206
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	27,100	(53)	(14)	(39)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		25,000	(49)	(17)	(32)
Receive	3-Month USD-CPURNSA Index	2.663%	07/15/2022	CBK		84,500	645	645	0
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BOA		50,000	347	330	17
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		37,700	262	289	(27)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		3,900	28	23	5

							$26,469	$9,418	$17,051

(l)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	131,900	$6,707	$2,924

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	10,100	$857	$768
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		57,100	4,842	4,341
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		21,800	1,814	1,658

						$7,513	$6,767

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	117,900	$0	$(542)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		117,900	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		136,300	0	(627)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		136,300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		267,200	0	(3,674)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		267,200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		305,700	0	(3,314)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		305,700	0	(2)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		223,300	2,635	(8,805)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		223,300	4,198	(122)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		119,000	284	(287)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		119,000	284	(159)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		482,100	5,735	(19,009)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		482,100	9,357	(264)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		69,900	657	(16)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		553,200	6,638	(1,308)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		72,800	168	(176)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		72,800	189	(97)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		387,400	915	(934)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		387,400	915	(519)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		232,000	511	(559)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		232,000	597	(311)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	89,000	470	(388)

								$33,553	$(41,113)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$	264,700	$2,362	$(388)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Inflation-Capped Options (Cont.)
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	34,000	$439	$(51)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		38,300	287	(81)

							$3,088	$(520)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$4,420,200	EUR	0	$35,341
Sales	1,404	2,175,600		89,000	11,726
Closing Buys	(1,404)	(948,300)		0	(10,426)
Expirations	0	0		0	0)
Exercised	0	0		0	0

Balance at 09/30/2012	0	$5,647,500	EUR	89,000	$36,641

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	712,628	$	735,076	JPM	$0	$(3,611)	$(3,611)
10/2012	BRL	64,044		31,059	BRC	0	(532)	(532)
10/2012		135,960		65,831	MSC	0	(1,236)	(1,236)
10/2012		4,999		2,423	UAG	0	(43)	(43)
10/2012	CNY	129,327		20,395	HUS	0	(155)	(155)
10/2012	EUR	33,969		44,290	BPS	638	0	638
10/2012		108,944		136,474	BRC	0	(3,525)	(3,525)
10/2012		86,553		110,300	CBK	819	(1,744)	(925)
10/2012		2,633		3,292	FBF	0	(92)	(92)
10/2012		126,966		159,340	HUS	0	(3,817)	(3,817)
10/2012		60,332		75,825	JPM	0	(1,705)	(1,705)
10/2012		91,661		119,114	RYL	1,325	0	1,325
10/2012		25,868		33,104	UAG	0	(138)	(138)
10/2012	GBP	41,032		64,976	BRC	0	(1,282)	(1,282)
10/2012		13,407		21,208	DUB	0	(442)	(442)
10/2012		60,681		95,892	FBF	0	(2,096)	(2,096)
10/2012		4,833		7,841	RBC	37	0	37
10/2012	ILS	13,965		3,520	HUS	0	(43)	(43)
10/2012	INR	53,338		918	HUS	0	(93)	(93)
10/2012	JPY	3,830,000		48,741	CBK	0	(344)	(344)
10/2012		3,990,000		50,758	UAG	0	(378)	(378)
10/2012	MYR	2,230		694	UAG	0	(34)	(34)
10/2012	$	1,151	AUD	1,104	BPS	0	(6)	(6)
10/2012		39,119		38,144	BRC	420	0	420
10/2012		5,135		4,915	CBK	0	(40)	(40)
10/2012		18,304		18,030	JPM	385	0	385
10/2012		10,728		10,242	RBC	0	(112)	(112)
10/2012		6,456		6,359	RYL	135	0	135
10/2012		5,230		5,046	UAG	1	0	1
10/2012		100,937	BRL	205,003	UAG	187	0	187
10/2012		20,349	CNY	129,327	UAG	201	0	201
10/2012		226,489	EUR	176,256	BOA	9	0	9
10/2012		191,222		148,580	BPS	0	(290)	(290)
10/2012		38,774		30,315	BRC	182	0	182

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	15,121	EUR	11,631	CBK	$0	$(175)	$(175)
10/2012		11,330		8,778	HUS	0	(51)	(51)
10/2012		188,904		146,261	JPM	0	(951)	(951)
10/2012		19,650		15,042	RBC	0	(320)	(320)
10/2012		26,728	GBP	16,770	BRC	352	0	352
10/2012		154,383		95,346	HUS	0	(419)	(419)
10/2012		12,464		7,837	RYL	191	0	191
10/2012		3,515	ILS	13,966	GLM	48	0	48
10/2012		959	INR	53,338	HUS	52	0	52
10/2012		728	MYR	2,230	UAG	0	0	0
10/2012		267	PHP	11,697	CBK	13	0	13
10/2012		912	SGD	1,148	RYL	23	0	23
11/2012	EUR	176,256	$	226,563	BOA	0	(4)	(4)
11/2012		148,580		191,281	BPS	290	0	290
11/2012		147,695		190,713	JPM	860	0	860
11/2012	GBP	95,346		154,365	HUS	415	0	415
11/2012		2,561		4,129	RYL	0	(6)	(6)
11/2012		6,833		11,084	UAG	51	0	51
11/2012	JPY	26,930,000		343,194	CBK	0	(1,982)	(1,982)
11/2012	$	469	EUR	365	GLM	0	0	0
11/2012		10,957		8,517	RYL	0	(9)	(9)
11/2012		6,372		4,918	UAG	0	(51)	(51)
12/2012	BRL	205,003	$	100,016	UAG	0	(344)	(344)
12/2012	CAD	63,368		65,030	CBK	688	0	688
12/2012		101,051		103,476	DUB	871	0	871
12/2012		86,327		88,624	HUS	970	0	970
12/2012		14,290		14,641	RBC	132	0	132
12/2012		27,288		28,069	RYL	362	0	362
12/2012	JPY	591,819		7,617	BPS	29	0	29
12/2012	MXN	395,054		29,696	FBF	0	(808)	(808)
12/2012		3,369		250	HUS	0	(10)	(10)
12/2012		662,643		49,168	JPM	0	(1,997)	(1,997)
12/2012	$	9,485	BRL	19,426	HUS	25	0	25
12/2012		45,975		94,233	UAG	158	0	158
12/2012		107	MXN	1,451	CBK	5	0	5
12/2012		15		205	FBF	1	0	1
12/2012		714		9,675	JPM	32	0	32
01/2013	IDR	2,451,406	$	250	MSC	0	(2)	(2)
01/2013	MYR	2,230		724	UAG	2	0	2
02/2013	CNY	590,816		92,728	JPM	0	(229)	(229)
02/2013	$	13,917	CNY	87,300	BRC	0	(181)	(181)
02/2013		6,951		43,600	CBK	0	(91)	(91)
02/2013		20,334		129,327	HUS	13	0	13
02/2013		36,833		230,760	JPM	0	(525)	(525)
02/2013		17,126		107,400	UAG	0	(228)	(228)

						$9,922	$(30,141)	$(20,219)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$89,263	$0	$89,263
Corporate Bonds & Notes
Banking & Finance	0	1,072,880	0	1,072,880

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Industrials	$0	$303,049	$3,861	$306,910
Utilities	0	171,953	0	171,953
Municipal Bonds & Notes
California	0	9,341	0	9,341
Illinois	0	7,028	0	7,028
Ohio	0	160	0	160
Puerto Rico	0	2,581	0	2,581
Rhode Island	0	972	0	972
Texas	0	3,159	0	3,159
West Virginia	0	9,411	0	9,411
U.S. Government Agencies	0	53,928	17,425	71,353
U.S. Treasury Obligations	0	24,039,889	0	24,039,889
Mortgage-Backed Securities	0	710,562	11,058	721,620
Asset-Backed Securities	0	555,898	9,105	565,003
Sovereign Issues	0	1,717,489	0	1,717,489
Preferred Securities
Banking & Finance	12,555	4,678	0	17,233
Short-Term Instruments
Certificates of Deposit	0	69,092	0	69,092
Commercial Paper	4,843	0	0	4,843
Repurchase Agreements	0	38,348	0	38,348
Japan Treasury Bills	0	445,200	0	445,200
U.S. Treasury Bills	0	1,330	0	1,330
PIMCO Short-Term Floating NAV Portfolio	28,387	0	0	28,387
Purchased Options
Interest Rate Contracts	0	2,924	6,767	9,691
	$45,785	$29,309,135	$48,216	$29,403,136

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,449	0	7,449
Foreign Exchange Contracts	0	9,922	0	9,922
Interest Rate Contracts	5,208	17,355	0	22,563
	$5,208	$34,726	$0	$39,934

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(6,989)	0	(6,989)
Foreign Exchange Contracts	0	(30,141)	0	(30,141)
Interest Rate Contracts	0	(46,740)	(520)	(47,260)
	$0	$(83,870)	$(520)	$(84,390)
Totals	$50,993	$29,259,991	$47,696	$29,358,680

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,255	$536	$(50)	$0	$0	$120	$0	$0	$3,861	$120
U.S. Government Agencies	13,608	0	(1,504)	0	0	33	5,288	0	17,425	35

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Mortgage-Backed Securities	$2,937	$0	$0	$6	$0	$206	$7,909	$0	$11,058	$207
Asset-Backed Securities	11,773	0	(2,447)	6	(123)	(104)	0	0	9,105	(108)
Purchased Options
Interest Rate Contracts	0	7,513	0	0	0	(746)	0	0	6,767	(746)

	$31,573	$8,049	$(4,001)	$12	$(123)	$(491)	$13,197	$0	$48,216	$(492)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(869)	$285	$0	$0	$1,174	$(1,110)	$0	$0	$(520)	$78

Totals	$30,704	$8,334	$(4,001)	$12	$1,051	$(1,601)	$13,197	$0	$47,696	$(414)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$3,861	Third Party Vendor	Broker Quote	109.00
U.S. Government Agencies	51	Benchmark Pricing	Base Price	98.70
	17,374	Third Party Vendor	Broker Quote	100.45-105.80
Mortgage-Backed Securities	7,643	Benchmark Pricing	Base Price	112.32
	3,415	Third Party Vendor	Broker Quote	80.75-100.00
Asset-Backed Securities	4,553	Benchmark Pricing	Base Price	100.40
	4,552	Third Party Vendor	Broker Quote	99.48-100.50
Purchased Options
Interest Rate Contracts	6,767	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(520)	Indicative Market Quotations	Broker Quote	0.14-0.21

Total	$47,696

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$9,691	$9,691
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1,572	1,572
Unrealized appreciation on foreign currency contracts	0	0	0	9,922	0	9,922
Unrealized appreciation on OTC swap agreements	0	7,449	0	0	17,355	24,804

	$0	$7,449	$0	$9,922	$28,618	$45,989

Liabilities:
Written options outstanding	$0	$0	$0	$0	$41,633	$41,633
Variation margin payable on financial derivative instruments (2)	0	0	0	0	292	292
Unrealized depreciation on foreign currency contracts	0	0	0	30,141	0	30,141
Unrealized depreciation on OTC swap agreements	0	6,989	0	0	304	7,293

	$0	$6,989	$0	$30,141	$42,229	$79,359

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1,085)	$(1,085)
Net realized gain (loss) on futures contracts	(801)	0	0	0	16,921	16,120
Net realized gain on written options	0	0	0	0	486	486
Net realized (loss) on swaps	0	(5,428)	0	0	(5,573)	(11,001)
Net realized gain on foreign currency transactions	0	0	0	42,191	0	42,191

	$(801)	$(5,428)	$0	$42,191	$10,749	$46,711

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(4,529)	$(4,529)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(8,362)	(8,362)
Net change in unrealized (depreciation) on written options	0	0	0	0	(5,708)	(5,708)
Net change in unrealized appreciation on swaps	0	5,698	0	0	7,132	12,830
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(59,934)	0	(59,934)

	$0	$5,698	$0	$(59,934)	$(11,467)	$(65,703)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

(Unaudited)

September 30, 2012

(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $5,208 and open centrally cleared swaps cumulative (depreciation) of $(5,323) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$784	$(250)	$534
BPS	1,311	(790)	521
BRC	(5,098)	4,803	(295)
CBK	(11,143)	13,827	2,684
DUB	(18,178)	18,377	199
FBF	(2,708)	3,298	590
GLM	163	(50)	113
GST	249	(480)	(231)
HUS	11,281	(11,090)	191
JPM	(7,791)	10,929	3,138
MSC	(1,237)	1,174	(63)
MYC	3,273	(3,450)	(177)
RBC	(263)	0	(263)
RYL	4,356	(4,340)	16
SOG	151	(180)	(29)
UAG	2,741	(2,060)	681

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

42	PIMCO REAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2012

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Notes to Financial Statements (Cont.)

translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Fund began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Fund may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International

44	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Notes to Financial Statements (Cont.)

applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Notes to Financial Statements (Cont.)

borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2012, the Fund had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing

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terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements.

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A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that

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Notes to Financial Statements (Cont.)

amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may

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include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

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Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may

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invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of

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Notes to Financial Statements (Cont.)

all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.20%	0.30%	0.20%	0.35%	0.35%

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(c) Distribution and Servicing Fees PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Notes to Financial Statements (Cont.)

redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$973,209	$483,571

62	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
$73,466	$3,421,933	$(3,467,000)	$(12)	$0	$28,387	$134

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,588,812	$5,396,086	$1,062,821	$1,257,565

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real Return Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	115,972	$1,430,363	293,371	$3,506,439
Class P	40,777	501,933	66,031	791,085
Administrative Class	24,762	305,783	58,857	704,577
Class D	40,556	500,764	73,636	879,586
Class A	58,341	719,737	133,754	1,596,773
Class B	45	559	163	1,941
Class C	20,939	258,556	53,615	639,492
Class R	10,071	124,390	19,466	232,827

Issued as reinvestment of distributions
Institutional Class	8,978	110,980	44,481	526,417
Class P	884	10,923	3,685	43,617
Administrative Class	1,358	16,781	7,102	84,023
Class D	2,051	25,345	11,029	130,452
Class A	3,762	46,481	21,598	255,437
Class B	19	231	327	3,864
Class C	1,401	17,292	9,517	112,450
Class R	344	4,244	1,866	22,060

Cost of shares redeemed
Institutional Class	(72,555)	(894,837)	(245,790)	(2,948,191)
Class P	(22,452)	(277,098)	(36,864)	(440,322)
Administrative Class	(18,770)	(231,333)	(44,097)	(525,003)
Class D	(26,378)	(325,495)	(52,608)	(628,542)
Class A	(56,636)	(698,531)	(123,754)	(1,480,462)
Class B	(2,137)	(26,207)	(8,337)	(99,032)
Class C	(21,828)	(269,353)	(45,214)	(539,126)
Class R	(5,316)	(65,609)	(11,986)	(143,211)
Net increase resulting from Fund share transactions	104,188	$1,285,899	229,848	$2,727,151

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

64	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2012

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2012, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$27,468,833	$1,998,664	$(64,361)	$1,934,303
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RBS	RBS Securities, Inc.
DEU	Deutsche Bank Securities, Inc.	RDR	RBC Dain Rausher, Inc.
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GSC	Goldman Sachs & Co.	UAG	UBS AG Stamford
GST	Goldman Sachs International

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel
BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
CNY	Chinese Renminbi	MYR	Malaysian Ringgit
EUR	Euro	PHP	Philippine Peso
GBP	British Pound	SGD	Singapore Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration

66	PIMCO REAL RETURN FUND

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment

68	PIMCO REAL RETURN FUND

(Unaudited)

management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report

70	PIMCO REAL RETURN FUND

(Unaudited)

and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

72	PIMCO REAL RETURN FUND

(Unaudited)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board

74	PIMCO REAL RETURN FUND

(Unaudited)

noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4010SAR_093012

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2012

Complete Schedule of Investments

Schedule of Investments PIMCO Total Return Fund	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%

Allison Transmission, Inc.
2.720% due 08/07/2014		$8,275	$8,305

AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		13,000	13,146

Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,825	9,825

Bausch & Lomb, Inc.
4.750% due 11/18/2015		20,000	20,225

Biomet, Inc.
3.216% - 3.369% due 03/25/2015		54,355	54,445

Charter Communications, Inc.
3.470% due 09/06/2016		3,828	3,839

Chrysler Group LLC
6.000% due 05/24/2017		7,159	7,314

Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		4,037	4,043
2.716% - 4.750% due 10/25/2016		12,833	12,789
3.862% - 3.923% due 01/25/2017		1,373	1,381

CSC Holdings, Inc.
0.967% due 12/31/2016		10,000	9,863

DaVita, Inc.
2.720% due 10/20/2015		18,000	17,970

Delos Aircraft, Inc.
4.750% due 04/12/2016		43,500	43,989

Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		42,903	43,109

Flextronics International Ltd.
2.466% due 10/01/2014		9,948	9,932

Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		1	1

HCA, Inc.
2.466% due 11/17/2013		106,841	107,058
2.716% due 05/02/2016		103,031	102,774
3.466% due 05/01/2018		28,250	28,338
3.612% due 03/31/2017		14,214	14,261

Health Management Associates, Inc.
2.940% due 11/18/2016		13,000	12,980

Hologic, Inc.
4.500% due 08/01/2019		10,000	10,130

Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		24,688	24,809

JBS USA Holdings, Inc.
4.250% due 05/25/2018		17,820	17,776

Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	11,000	14,213

Las Vegas Sands LLC
1.720% due 05/23/2014		$16,101	16,112

Lombard Street PLC
0.500% - 0.874% due 02/28/2023	EUR	17,588	20,041
0.500% - 1.024% due 02/28/2023		$19,308	17,174
0.500% - 1.248% due 02/28/2023	GBP	23,317	33,428

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Cap LLC
5.000% due 11/18/2013		$22,300	$22,425

Sensata Technologies BV
4.000% due 05/12/2018		24,688	24,856

Springleaf Financial Funding Co.
5.500% due 05/10/2017		477,950	468,869

SunGard Data Systems, Inc.
3.716% due 02/28/2014		2,499	2,504

Transdigm, Inc.
4.000% due 02/14/2017		11,790	11,882

U.S. Airways Group, Inc.
2.716% due 03/23/2014		26,600	26,121

Valeant Pharmaceuticals International, Inc.
4.250% due 10/02/2019		25,000	25,042

Vodafone Americas Finance
6.250% due 07/24/2016		150,975	156,259
6.875% due 08/17/2015		153,946	159,334

Warner Chilcott Co. LLC
3.216% due 08/21/2017		15,000	14,986

Yell Group PLC
4.459% due 07/31/2014		25,003	6,792

Total Bank Loan Obligations (Cost $1,607,606)			1,598,340

CORPORATE BONDS & NOTES 21.5%
BANKING & FINANCE 17.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Treasury Services PLC
2.028% due 04/25/2014		224,900	223,297

ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (g)		15,000	14,025

ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,700

AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896	26,270

AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	54,555

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		174,300	179,386

Ally Financial, Inc.
0.000% due 12/01/2012		32,400	32,261
0.000% due 06/15/2015		2,100	1,853
2.618% due 12/01/2014		38,278	37,783
3.638% due 02/11/2014		511,470	517,188
3.779% due 06/20/2014		300,500	308,770
4.500% due 02/11/2014		300,235	307,741
4.625% due 06/26/2015		184,203	189,020
5.250% due 01/15/2014		61	61
5.500% due 02/15/2017		10,000	10,465
5.700% due 10/15/2013		15	15
5.700% due 12/15/2013		312	308
5.750% due 01/15/2014		150	149
5.850% due 05/15/2013		60	60
5.850% due 06/15/2013		109	109
5.900% due 12/15/2013		194	193
5.900% due 01/15/2019		491	479
5.900% due 02/15/2019		474	463
5.900% due 10/15/2019		86	84
6.000% due 11/15/2013		239	240
6.000% due 12/15/2013		111	111
6.000% due 02/15/2019		5,469	5,400
6.000% due 03/15/2019		15,434	15,203

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 04/15/2019	$3,479	$3,446
6.000% due 09/15/2019	569	559
6.050% due 08/15/2019	1,404	1,387
6.050% due 10/15/2019	1,732	1,704
6.100% due 11/15/2013	124	124
6.100% due 09/15/2019	820	810
6.125% due 10/15/2019	306	300
6.150% due 09/15/2013	50	50
6.150% due 11/15/2013	25	25
6.150% due 12/15/2013	35	35
6.150% due 08/15/2019	2,022	2,016
6.150% due 09/15/2019	785	767
6.150% due 10/15/2019	1,736	1,703
6.200% due 11/15/2013	206	206
6.200% due 03/15/2016	135	133
6.200% due 04/15/2019	2,980	2,957
6.250% due 07/15/2013	230	232
6.250% due 10/15/2013	111	111
6.250% due 11/15/2013	170	170
6.250% due 02/15/2016	280	278
6.250% due 12/15/2018	360	357
6.250% due 01/15/2019	554	544
6.250% due 04/15/2019	2,697	2,657
6.250% due 05/15/2019	1,161	1,147
6.250% due 07/15/2019	1,686	1,675
6.300% due 03/15/2013	20	20
6.300% due 10/15/2013	210	210
6.300% due 11/15/2013	211	210
6.300% due 03/15/2016	1,195	1,178
6.300% due 08/15/2019	542	535
6.350% due 02/15/2016	75	75
6.350% due 04/15/2016	259	258
6.350% due 10/15/2016	60	59
6.350% due 04/15/2019	1,208	1,202
6.350% due 07/15/2019	1,540	1,509
6.375% due 01/15/2014	120	120
6.400% due 03/15/2013	50	50
6.400% due 03/15/2016	50	50
6.400% due 12/15/2018	136	133
6.400% due 11/15/2019	2,414	2,371
6.500% due 02/15/2013	130	130
6.500% due 03/15/2013	117	117
6.500% due 04/15/2013	190	193
6.500% due 05/15/2013	228	228
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	50
6.500% due 11/15/2013	443	441
6.500% due 02/15/2016	46	46
6.500% due 03/15/2016	167	166
6.500% due 09/15/2016	436	429
6.500% due 10/15/2016	798	801
6.500% due 06/15/2018	2,870	2,853
6.500% due 11/15/2018	25	25
6.500% due 12/15/2018	812	807
6.500% due 05/15/2019	1,397	1,382
6.500% due 01/15/2020	42	42
6.550% due 10/15/2016	450	441
6.550% due 12/15/2019	105	104
6.600% due 08/15/2016	5,162	5,138
6.600% due 05/15/2018	100	99
6.600% due 06/15/2019	346	345
6.650% due 02/15/2013	46	46
6.650% due 04/15/2016	119	118
6.650% due 06/15/2018	67	67
6.650% due 10/15/2018	562	559
6.700% due 05/15/2014	55	55
6.700% due 06/15/2014	263	262
6.700% due 08/15/2016	125	124
6.700% due 06/15/2018	2,858	2,843
6.700% due 11/15/2018	154	153
6.700% due 06/15/2019	592	590

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.700% due 12/15/2019	$60	$60
6.750% due 10/15/2012	1,102	1,102
6.750% due 04/15/2013	148	150
6.750% due 06/15/2014	95	95
6.750% due 12/01/2014	271,810	291,288
6.750% due 07/15/2016	236	235
6.750% due 08/15/2016	1,968	1,965
6.750% due 09/15/2016	534	530
6.750% due 11/15/2016	236	232
6.750% due 06/15/2017	23	23
6.750% due 03/15/2018	421	418
6.750% due 07/15/2018	421	420
6.750% due 09/15/2018	286	279
6.750% due 10/15/2018	301	300
6.750% due 11/15/2018	488	482
6.750% due 05/15/2019	2,309	2,293
6.750% due 06/15/2019	751	746
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	89
6.800% due 09/15/2018	310	310
6.800% due 10/15/2018	501	500
6.850% due 04/15/2016	220	219
6.850% due 05/15/2016	60	60
6.850% due 07/15/2016	50	50
6.850% due 05/15/2018	201	199
6.875% due 10/15/2012	987	987
6.875% due 08/15/2016	1,712	1,704
6.875% due 07/15/2018	135	133
6.900% due 06/15/2017	540	539
6.900% due 07/15/2018	1,022	1,021
6.900% due 08/15/2018	310	309
6.950% due 06/15/2017	138	138
7.000% due 10/15/2012	892	892
7.000% due 12/15/2012	856	863
7.000% due 01/15/2013	947	955
7.000% due 08/15/2013	97	97
7.000% due 05/15/2016	269	269
7.000% due 08/15/2016	64	64
7.000% due 11/15/2016	427	421
7.000% due 12/15/2016	235	233
7.000% due 02/15/2017	75	73
7.000% due 06/15/2017	743	735
7.000% due 07/15/2017	789	780
7.000% due 02/15/2018	3,283	3,243
7.000% due 03/15/2018	508	505
7.000% due 05/15/2018	316	312
7.000% due 08/15/2018	187	185
7.000% due 09/15/2018	336	333
7.000% due 02/15/2021	191	186
7.000% due 09/15/2021	386	379
7.000% due 11/15/2024	11,604	11,536
7.050% due 03/15/2018	1,281	1,261
7.050% due 04/15/2018	558	557
7.100% due 01/15/2013	330	329
7.125% due 12/15/2012	304	305
7.125% due 10/15/2017	2,450	2,434
7.150% due 11/15/2012	264	265
7.150% due 06/15/2016	297	295
7.150% due 09/15/2018	353	350
7.150% due 03/15/2025	90	88
7.200% due 10/15/2017	736	734
7.250% due 06/15/2016	375	374
7.250% due 09/15/2017	10,108	10,087
7.250% due 01/15/2018	912	902
7.250% due 04/15/2018	4,778	4,764
7.250% due 08/15/2018	5,497	5,430
7.250% due 09/15/2018	261	259
7.250% due 01/15/2025	2,346	2,315
7.250% due 02/15/2025	297	296
7.250% due 03/15/2025	210	210

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.300% due 12/15/2017		$102	$102
7.300% due 01/15/2018		2,684	2,669
7.350% due 04/15/2018		2,123	2,107
7.375% due 11/15/2016		5,102	5,092
7.375% due 04/15/2018		357	352
7.400% due 12/15/2017		2,217	2,200
7.500% due 10/15/2012		145	145
7.500% due 12/31/2013		195,889	207,153
7.500% due 05/15/2016		555	555
7.500% due 11/15/2016		8,653	8,666
7.500% due 08/15/2017		752	751
7.500% due 11/15/2017		1,551	1,545
7.500% due 12/15/2017		2,463	2,461
7.500% due 09/15/2020		261,500	301,052
7.500% due 03/15/2025		50	49
7.550% due 05/15/2016		10	10
7.625% due 11/15/2012		151	151
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	133
8.000% due 10/15/2017		167	167
8.000% due 11/15/2017		144	143
8.000% due 12/31/2018		3,500	3,955
8.000% due 11/01/2031		115	135
8.000% due 11/01/2031 (k)		71,655	82,805
8.125% due 11/15/2017		296	294
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		342,345	380,003
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.528% due 06/12/2017		47,000	45,427
5.500% due 04/16/2013		272,040	279,490
6.000% due 09/13/2017		268,210	325,775

American Express Centurion Bank
5.550% due 10/17/2012		16,500	16,533
6.000% due 09/13/2017		235,900	286,530

American Express Co.
4.875% due 07/15/2013		1,400	1,448
7.000% due 03/19/2018		113,214	143,487
7.250% due 05/20/2014		12,500	13,803

American Express Credit Corp.
1.750% due 06/12/2015		4,000	4,094
5.125% due 08/25/2014		84,500	91,455
5.875% due 05/02/2013		150,510	155,257
7.300% due 08/20/2013		1,015	1,076

American General Capital
8.500% due 07/01/2030		112,200	138,654

American General Institutional Capital
7.570% due 12/01/2045		38,200	42,975
8.125% due 03/15/2046		90,935	107,531

American International Group, Inc.
0.446% due 10/22/2012	JPY	5,000,000	64,052
0.645% due 07/19/2013	EUR	22,050	28,208
2.375% due 08/24/2015		$32,600	32,971
2.750% due 12/21/2016	CHF	23,820	26,587
2.875% due 04/16/2015		87,690	97,760
3.375% due 06/29/2017		23,320	26,537
3.650% due 01/15/2014		$2,800	2,884
3.750% due 11/30/2013		140,100	143,860
4.250% due 05/15/2013		246,666	251,909
4.375% due 04/26/2016	EUR	14,650	20,221
4.500% due 12/20/2017 (p)	HKD	500,000	68,899
4.875% due 06/01/2022		$5,000	5,647
4.900% due 06/02/2014	CAD	81,886	86,688
5.000% due 06/26/2017	EUR	23,250	32,958
5.000% due 04/26/2023	GBP	26,500	45,167

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.050% due 10/01/2015		$201,911	$221,419
5.450% due 05/18/2017		304,810	348,326
5.600% due 10/18/2016		123,771	141,158
5.850% due 01/16/2018		392,242	456,132
6.250% due 05/01/2036		259,540	333,698
6.250% due 03/15/2087		140,521	142,629
6.400% due 12/15/2020		22,700	27,702
6.765% due 11/15/2017	GBP	204,606	380,645
6.797% due 11/15/2017	EUR	64,694	98,634
6.820% due 11/15/2037		$6,700	8,804
7.980% due 06/15/2017	MXN	587,485	44,701
8.000% due 05/22/2068	EUR	132,900	191,738
8.175% due 05/15/2068		$1,051,286	1,291,768
8.250% due 08/15/2018		917,470	1,182,934
8.590% due 09/15/2016	MXN	95,834	7,290
8.625% due 05/22/2068	GBP	144,450	270,579

Amsouth Bank
5.200% due 04/01/2015		$5,000	5,212

ANZ National International Ltd.
6.200% due 07/19/2013		243,850	253,669

ASIF
3.000% due 02/17/2017	EUR	6,983	8,743
5.125% due 01/28/2013	GBP	11,482	18,781

ASIF Global Financing
4.900% due 01/17/2013		$55,793	56,084

ASIF Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	23,208
12.218% due 04/09/2018		7,126,000	5,361
12.323% due 04/29/2013		13,798,000	9,692

Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		$1,000	1,002
2.125% due 01/10/2014		116,700	118,062
2.400% due 11/23/2016		64,600	67,762

Banco Bilbao Vizcaya Argentaria S.A.
4.375% due 10/20/2019	EUR	3,000	3,267

Banco de Credito e Inversiones
3.000% due 09/13/2017		$25,000	25,031

Banco del Estado de Chile
4.125% due 10/07/2020		38,000	41,428

Banco do Brasil S.A.
3.284% due 07/02/2014		4,700	4,728
4.500% due 01/22/2015		25,200	26,586
4.500% due 01/20/2016	EUR	50,000	68,193
5.875% due 01/19/2023		$46,400	50,228
6.000% due 01/22/2020		11,500	13,656

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,150

Banco Santander Brasil S.A.
2.485% due 03/18/2014		490,900	483,027
4.250% due 01/14/2016		243,300	249,382
4.500% due 04/06/2015		44,100	45,478
4.625% due 02/13/2017		137,500	142,312

Banco Santander Chile
2.055% due 01/19/2016		174,300	169,507
2.875% due 11/13/2012		71,500	71,650
3.875% due 09/20/2022		45,000	45,264

Bank of America Corp.
0.715% due 10/14/2016		45,000	42,883
0.765% due 08/15/2016		70,800	65,387
0.886% due 05/23/2017	EUR	5,300	6,053
1.867% due 01/30/2014		$41,200	41,509
2.008% due 07/11/2014		13,200	13,339
4.012% due 02/14/2017	AUD	11,000	9,749
4.750% due 08/15/2013		$500	515

2	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.875% due 01/15/2013		$5,310	$5,371
5.650% due 05/01/2018		23,590	26,933
6.000% due 09/01/2017		257,935	298,735
7.375% due 05/15/2014		137,775	150,883
7.625% due 06/01/2019		2,900	3,627
7.800% due 09/15/2016		2,000	2,314

Bank of America N.A.
0.669% due 06/15/2016		121,860	115,003
6.000% due 10/15/2036		36,600	43,155

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	137,930

Bank of India
4.750% due 09/30/2015		10,550	11,001

Bank of Montreal
1.300% due 10/31/2014		95,000	96,815
1.950% due 01/30/2018		63,200	66,315
2.850% due 06/09/2015		135,500	144,089

Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	510

Bank of Nova Scotia
1.650% due 10/29/2015		164,300	169,800
1.950% due 01/30/2017		79,300	83,209
2.250% due 01/22/2013		48,000	48,293

Bank of Scotland Capital Funding LP
7.754% due 05/31/2021 (g)	GBP	2,954	4,008

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$2,000	2,118

Bank One Corp.
4.900% due 04/30/2015		10,000	10,865

Barclays Bank PLC
1.947% due 01/28/2015		27,500	27,313
2.375% due 01/13/2014		25,500	25,924
2.500% due 01/23/2013		28,300	28,478
5.200% due 07/10/2014		4,400	4,699
6.050% due 12/04/2017		111,166	120,182
10.179% due 06/12/2021		496,697	647,993
14.000% due 06/15/2019 (g)	GBP	318,158	645,993

BB&T Corp.
4.750% due 10/01/2012		$145	145

BBVA Bancomer S.A.
4.500% due 03/10/2016		101,500	107,590
6.500% due 03/10/2021		189,100	208,105
6.750% due 09/30/2022		95,000	104,025

Bear Stearns Cos. LLC
0.825% due 11/21/2016		54,706	53,322
6.250% due 12/07/2012	AUD	3,300	3,434
6.400% due 10/02/2017		$271,429	326,781
7.250% due 02/01/2018		44,365	55,437

BFC Finance Corp.
7.375% due 12/01/2017		728	853

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	18,917

BNP Paribas S.A.
0.860% due 04/08/2013		22,400	22,363
4.730% due 04/12/2016 (g)	EUR	5,000	5,494
5.954% due 07/13/2016 (g)	GBP	14,850	20,023
7.195% due 06/25/2037 (g)		$25,500	24,238

BNY Mellon N.A.
4.750% due 12/15/2014		50	54

Boeing Capital Corp.
5.800% due 01/15/2013		80	81

BPCE S.A.
2.189% due 02/07/2014		76,800	77,383
2.375% due 10/04/2013		59,900	60,198

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.625% due 07/30/2015 (g)	EUR	2,700	$2,600
9.000% due 03/17/2015 (g)		11,700	14,922
9.250% due 04/22/2015 (g)		8,100	10,279
12.500% due 09/30/2019 (g)		$150	170

Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	66,556

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	152,008

Capital One Capital
7.686% due 08/01/2066		5,000	5,094
8.875% due 05/15/2040		53,600	54,812
10.250% due 08/15/2039		30,000	31,050

Capital One Financial Corp.
6.250% due 11/15/2013		193	204
6.750% due 09/15/2017		219,213	268,840
7.375% due 05/23/2014		13,582	14,955

CBA Capital Trust
5.805% due 06/30/2015 (g)		7,500	7,770

Cie de Financement Foncier S.A.
2.125% due 04/22/2013		4,000	4,035

CIT Group, Inc.
4.750% due 02/15/2015		80,600	84,428
5.250% due 04/01/2014		178,500	186,979

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,084

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,778

Citigroup Global Markets Holdings, Inc.
0.560% due 05/13/2035	EUR	20,000	12,023

Citigroup, Inc.
0.535% due 03/07/2014		$21,000	20,796
0.570% due 02/09/2016	EUR	33,332	40,857
0.678% due 06/09/2016		$87,900	81,309
0.722% due 11/05/2014		1,265	1,246
0.857% due 05/31/2017	EUR	13,600	15,554
1.285% due 02/15/2013		$276,400	276,966
1.906% due 01/13/2014		425,000	428,627
2.135% due 05/15/2018		1,250	1,235
2.438% due 08/13/2013		215,480	218,407
3.625% due 11/30/2017	EUR	1,650	1,920
4.250% due 02/25/2030		60,000	63,480
4.750% due 02/10/2019		25,975	30,859
5.000% due 09/15/2014		$85,435	90,159
5.300% due 10/17/2012		292,268	292,830
5.365% due 03/06/2036 (p)	CAD	1,100	1,002
5.500% due 04/11/2013		$778,970	798,150
5.850% due 07/02/2013		77,279	80,090
5.875% due 07/01/2024	GBP	10,150	17,503
6.000% due 12/13/2013		$9,508	10,087
6.000% due 08/15/2017		1,383	1,613
6.010% due 01/15/2015		33,218	36,424
6.125% due 05/15/2018		2,256	2,674
6.375% due 08/12/2014		16,784	18,274
6.393% due 03/06/2023	EUR	70,100	91,059
6.500% due 08/19/2013		$256,804	269,625
8.125% due 07/15/2039		98,849	147,430
8.500% due 05/22/2019		28,809	38,157

Commonwealth Bank of Australia
0.669% due 09/17/2014		3,000	3,013
1.185% due 09/18/2015		22,300	22,305

Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,258

Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	48,849

Credit Agricole Home Loan SFH
1.203% due 07/21/2014		12,600	12,482

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Credit Agricole S.A.
3.000% due 10/01/2017 (c)		$50,000	$49,903
5.136% due 02/24/2016 (g)	GBP	11,350	13,331
8.375% due 10/13/2019 (g)		$1,600	1,564

Credit Suisse
2.200% due 01/14/2014		141,400	143,805
5.000% due 05/15/2013		231,900	238,133

Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	286

Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (g)		10,100	11,308

Danske Bank A/S
1.505% due 04/14/2014		12,600	12,472
5.684% due 02/15/2017 (g)	GBP	17,100	23,539

Deutsche Bank AG
0.933% due 09/22/2015	EUR	3,200	3,903
4.875% due 05/20/2013		$276,385	283,858

Dexia Credit Local S.A.
0.814% due 03/05/2013		286,500	284,484
0.927% due 04/29/2014		885,740	860,781
2.000% due 03/05/2013		195,965	196,383
2.750% due 01/10/2014		258,970	261,318
2.750% due 04/29/2014		316,150	321,041

DNB Bank ASA
3.200% due 04/03/2017		43,500	45,489

DNB Boligkreditt A/S
2.500% due 10/18/2017	EUR	3,800	5,208
4.125% due 02/01/2013		3,200	4,164

Dragon LLC
1.972% due 03/12/2024		$19,623	20,091

Eksportfinans ASA
0.660% due 10/07/2013		17,750	17,165
0.661% due 04/05/2013		37,990	37,398
0.890% due 06/16/2015	JPY	2,100,000	24,436
0.908% due 03/09/2015		$5,000	4,595
1.600% due 03/20/2014	JPY	319,000	4,029
1.875% due 04/02/2013		$34,442	34,274
2.000% due 09/15/2015		22,265	20,832
2.375% due 06/26/2013	CHF	1,000	1,066
2.375% due 05/25/2016		$28,600	26,482
2.875% due 11/16/2016	CHF	1,100	1,157
3.000% due 11/17/2014		$48,614	47,791
4.750% due 06/11/2013	EUR	12,600	16,538
5.500% due 05/25/2016		$15,825	16,157
5.500% due 06/26/2017		12,325	12,587

Export Credit Bank of Turkey
5.875% due 04/24/2019		27,400	30,222

Export-Import Bank of Korea
2.176% due 03/21/2015		184,600	184,256
4.000% due 01/29/2021		66,500	72,801
4.125% due 09/09/2015		27,200	29,429
5.125% due 06/29/2020		116,061	136,315
5.750% due 05/22/2013	EUR	1,800	2,388
5.875% due 01/14/2015		$30,960	34,163
8.125% due 01/21/2014		44,200	48,224

FCE Bank PLC
7.125% due 01/15/2013	EUR	320,000	418,110

FIA Card Services N.A.
7.125% due 11/15/2012		$12,845	12,942

Fifth Third Bancorp
6.250% due 05/01/2013		100,180	103,437

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,315

FNBC Pass-Through Trust
8.080% due 01/05/2018		164	182

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$23,600	$24,083
3.875% due 01/15/2015		100,000	104,567
3.984% due 06/15/2016		4,900	5,170
4.207% due 04/15/2016		4,050	4,296
5.625% due 09/15/2015		15,400	16,872
5.875% due 08/02/2021		159,900	181,259
6.625% due 08/15/2017		49,000	56,908
7.000% due 10/01/2013		109,014	115,505
7.000% due 04/15/2015		136,091	152,762
8.000% due 06/01/2014		280,763	310,205
8.000% due 12/15/2016		212,219	254,243
8.125% due 01/15/2020		35,000	44,112
8.700% due 10/01/2014		155,945	177,425
12.000% due 05/15/2015		123,450	154,004

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	29,582

GE Capital European Funding
0.566% due 05/17/2021		5,000	5,860

GE Capital UK Funding
0.781% due 03/20/2017	GBP	79,650	121,256
6.000% due 04/11/2013		84	139

General Electric Capital Corp.
0.379% due 09/20/2013		$25,000	24,979
0.509% due 03/20/2014		200	200
0.509% due 06/20/2014		38,000	37,154
0.519% due 12/20/2013		5,000	4,925
0.529% due 12/28/2018		22,100	19,107
0.549% due 03/20/2017		7,000	6,745
0.650% due 10/06/2015		13,500	13,306
0.822% due 05/05/2026		19,950	16,935
3.800% due 06/18/2019		49,450	52,289
4.625% due 09/15/2066	EUR	10,200	12,190
5.500% due 09/15/2067		175,250	221,714
5.875% due 01/14/2038		$249,612	298,845
6.375% due 11/15/2067		246,200	260,406
6.500% due 09/15/2067	GBP	4,500	7,190
7.125% due 06/15/2022 (g)		$17,200	19,243

General Electric Capital Services, Inc.
7.500% due 08/21/2035		46,700	64,149

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	41,260

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	19,153

GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	109,934

Golden West Financial Corp.
4.750% due 10/01/2012		$7,400	7,400

Goldman Sachs Capital
4.000% due 06/01/2043		15,200	11,467
6.345% due 02/15/2034		3,000	3,026

Goldman Sachs Group, Inc.
0.668% due 05/23/2016	EUR	122,200	147,841
0.689% due 05/18/2015		20,240	25,210
0.760% due 03/29/2017		$35,000	30,249
0.772% due 01/30/2017	EUR	48,100	57,447
0.823% due 03/22/2016		$46,425	44,658
0.853% due 07/22/2015		21,726	21,042
0.860% due 08/12/2015 (p)	EUR	50,000	60,045
0.958% due 01/12/2015		$21,580	21,184
1.439% due 02/07/2014		136,655	136,631
1.447% due 07/29/2013		1,200	1,204
3.300% due 05/03/2015		36,400	37,900
4.750% due 07/15/2013		500	516
4.750% due 01/28/2014	EUR	1,800	2,415
5.250% due 07/27/2021		$146,535	161,868
5.950% due 01/18/2018		261,278	303,828

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.950% due 01/15/2027		$2,690	$2,825
6.000% due 05/01/2014		3,390	3,641
6.150% due 04/01/2018		291,605	340,840
6.250% due 09/01/2017		235,050	275,875
6.750% due 10/01/2037		322,624	347,042
7.500% due 02/15/2019		27,253	33,848

Grupo Aval Ltd.
4.750% due 09/26/2022		25,000	24,687

GSPA Monetization Trust
6.422% due 10/09/2029		22,032	21,283
HBOS Capital Funding LP
6.071% due 06/30/2014 (g)		30,450	23,827
6.461% due 11/30/2018 (g)	GBP	13,800	16,936

HBOS PLC
0.897% due 03/29/2016	EUR	14,953	16,256
1.062% due 09/30/2016		$3,000	2,551
1.083% due 09/01/2016	EUR	1,231	1,325
6.750% due 05/21/2018		$274,166	279,649

HCP, Inc.
2.700% due 02/01/2014		14,000	14,299
5.625% due 02/28/2013		3,225	3,287
5.650% due 12/15/2013		2,530	2,671
6.000% due 01/30/2017		1,700	1,959
6.300% due 09/15/2016		13,000	14,909
6.700% due 01/30/2018		27,900	33,504

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,551

HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (g)	GBP	15,886	24,557

HSBC Bank PLC
2.000% due 01/19/2014		$148,800	150,283

HSBC Capital Funding LP
10.176% due 06/30/2030 (g)		38,160	52,279

HSBC Finance Corp.
0.705% due 01/15/2014		5,000	4,970
0.848% due 06/01/2016		27,000	25,822
0.900% due 04/05/2013	EUR	71,900	92,404
6.375% due 11/27/2012		$2,500	2,522

HSBC Finance Corp. CPI Linked Bond
3.530% due 01/10/2014		264	271
3.610% due 11/10/2013		229	231
3.660% due 10/10/2013		100	102
3.790% due 11/10/2013		550	564
4.240% due 09/15/2013		1,115	1,139

HSBC Holdings PLC
6.500% due 05/02/2036		140,100	164,827

HSBC USA, Inc.
2.375% due 02/13/2015		75,300	77,561

ILFC E-Capital Trust
4.520% due 12/21/2065		32,706	22,404
6.250% due 12/21/2065		36,420	28,954

Industrial Bank of Korea
1.375% due 10/05/2015 (c)		40,000	39,894

ING Bank NV
1.439% due 03/15/2013		284,700	285,662
1.808% due 06/09/2014		204,600	205,404
2.000% due 10/18/2013		91,600	92,530
2.500% due 01/14/2016 (k)		92,700	96,156
2.650% due 01/14/2013		13,260	13,336
3.375% due 03/03/2014	EUR	33,880	45,483
3.750% due 03/07/2017		$10,000	10,550
3.900% due 03/19/2014		2,600	2,725

International Lease Finance Corp.
5.250% due 01/10/2013		15,000	15,206
5.625% due 09/20/2013		59,718	61,808

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.650% due 06/01/2014		$10,000	$10,526
5.750% due 05/15/2016		100	107
5.875% due 05/01/2013		72,540	74,535
6.375% due 03/25/2013		105,109	107,605
6.500% due 09/01/2014		193,150	208,602
6.625% due 11/15/2013		95,389	100,158
6.750% due 09/01/2016		168,260	189,923
7.125% due 09/01/2018		26,358	30,839

Intesa Sanpaolo SpA
2.831% due 02/24/2014		366,800	361,454
3.625% due 08/12/2015		6,000	5,884
6.500% due 02/24/2021		43,000	42,077

IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,294
3.750% due 03/01/2017		10,000	10,570
4.875% due 05/14/2016	EUR	1,400	1,986
5.000% due 11/15/2020		$65,100	71,447

iStar Financial, Inc.
5.950% due 10/15/2013		10,000	10,100

Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000	26,250
6.200% due 04/15/2020		12,100	13,189

John Deere Capital Corp.
4.950% due 12/17/2012		85	86
5.100% due 01/15/2013		75	76

JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	16,475	21,201
0.595% due 11/01/2012		$3,500	3,501
1.112% due 09/30/2013		300	302
1.139% due 05/02/2014		74,200	74,758
3.150% due 07/05/2016		50,291	53,249
4.400% due 07/22/2020		11,000	12,129
4.650% due 06/01/2014		7,900	8,378
5.750% due 01/02/2013		40,425	40,954
6.000% due 01/15/2018		165,580	197,689
6.300% due 04/23/2019		65,360	80,473
7.900% due 04/30/2018 (g)		46,940	53,503

JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		73,765	71,158
0.877% due 05/31/2017	EUR	5,100	6,243
6.000% due 10/01/2017		$318,400	377,284

JPMorgan Chase Capital
1.312% due 09/30/2034		750	576

KeyBank N.A.
7.413% due 10/15/2027		71,850	79,748

KeyCorp 6.500% due
05/14/2013		100,000	103,564

KFW
4.000% due 01/27/2020		138,940	162,366
4.125% due 10/15/2014		245	264

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,301

Korea Development Bank
0.714% due 11/23/2012		9,900	9,889
3.250% due 03/09/2016		9,800	10,334
3.500% due 08/22/2017		14,000	15,104
4.000% due 09/09/2016		20,000	21,800
4.375% due 08/10/2015		8,000	8,686
8.000% due 01/23/2014		41,900	45,663

Korea Exchange Bank
3.125% due 06/26/2017		28,100	29,272

Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,683
3.250% due 09/20/2016		21,600	22,895

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	198

4	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

LBG Capital PLC
6.385% due 05/12/2020	EUR	7,249	$8,570
6.439% due 05/23/2020		4,000	4,695
7.375% due 03/12/2020		1,015	1,210
7.588% due 05/12/2020	GBP	61,600	96,826
7.625% due 12/09/2019		15,620	24,287
7.625% due 10/14/2020	EUR	12,005	14,521
7.867% due 12/17/2019	GBP	24,967	39,511
7.869% due 08/25/2020		60,900	96,317
7.875% due 11/01/2020		$85,387	86,241
8.000% due 06/15/2020 (g)		65,870	63,524
8.500% due 12/17/2021 (g)		55,300	51,429
8.875% due 02/07/2020	EUR	6,000	7,746
9.125% due 07/15/2020	GBP	10,333	16,881
9.334% due 02/07/2020		42,028	69,801
9.875% due 02/10/2023		4,700	7,529
11.040% due 03/19/2020		22,553	39,851
15.000% due 12/21/2019 (k)		9,100	19,177
15.000% due 12/21/2019	EUR	4,800	8,034

LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	18,226

Lehman Brothers Holdings, Inc.
4.850% due 09/03/2013 ^(p)	CAD	15,770	3,774

Lloyds TSB Bank PLC
5.625% due 03/05/2018	EUR	2,200	2,686
12.000% due 12/16/2024 (g)		$1,200,372	1,348,405

Loews Corp.
5.250% due 03/15/2016		37,500	42,302

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,919
9.250% due 04/15/2019		16,500	22,732

MBNA Corp.
6.125% due 03/01/2013		20,100	20,542

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,456

Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	85,400	107,997
0.595% due 08/25/2014		2,000	2,520
0.675% due 01/31/2014		62,600	79,505
0.908% due 07/22/2014		52,490	66,421
0.915% due 01/15/2015		$40,900	39,617
0.993% due 05/02/2017		1,100	996
1.149% due 09/15/2026		200	148
4.625% due 09/14/2018	EUR	2,000	2,574
4.875% due 05/30/2014		4,400	5,957
5.450% due 02/05/2013		$42,929	43,589
5.571% due 10/04/2012		59,500	59,513
6.150% due 04/25/2013		73,725	75,917
6.400% due 08/28/2017		316,429	368,595
6.500% due 07/15/2018		32,350	38,240
6.875% due 04/25/2018		794,545	953,307
6.875% due 11/15/2018		29,531	35,712
7.750% due 04/30/2018	GBP	3,850	7,480
8.680% due 05/02/2017		$395	463

MetLife Capital Trust
7.875% due 12/15/2067		1,900	2,252
9.250% due 04/08/2068		1,700	2,253

MetLife, Inc.
5.375% due 12/15/2012		255	258
6.400% due 12/15/2066		45,810	48,336

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Metropolitan Life Global Funding
5.125% due 04/10/2013		$42,400	$43,427
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
5.500% due 04/22/2013		$56,900	58,156

Morgan Stanley
0.593% due 11/29/2013	EUR	31,600	40,254
0.760% due 01/09/2014		$61,850	61,041
0.905% due 10/18/2016		450	419
0.917% due 01/16/2017	EUR	49,400	57,598
0.935% due 10/15/2015		$52,420	49,984
1.427% due 04/29/2013		37,200	37,247
2.052% due 01/24/2014		358,900	360,218
2.937% due 05/14/2013		314,050	317,193
3.927% due 03/01/2013	AUD	1,200	1,241
4.100% due 01/26/2015		$145,000	150,237
5.450% due 01/09/2017		200	218
5.950% due 12/28/2017		122,600	137,898
6.000% due 05/13/2014		1,480	1,569
6.625% due 04/01/2018		34,900	40,154

Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,457

National Australia Bank Ltd.
1.398% due 07/25/2014		116,100	117,413
1.600% due 08/07/2015		14,800	14,959
5.350% due 06/12/2013		186,630	192,670

National Bank of Canada
1.500% due 06/26/2015		25,000	25,381
2.200% due 10/19/2016		267,100	282,787

National City Bank
4.625% due 05/01/2013		8,430	8,621

Nationwide Building Society
4.650% due 02/25/2015		78,700	83,299
6.250% due 02/25/2020		1,500	1,724

Nationwide Life Global Funding
5.450% due 10/02/2012		12,400	12,400

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		3,600	4,802

New York Life Global Funding
4.650% due 05/09/2013		17,100	17,540

NIBC Bank NV
3.500% due 04/07/2014	EUR	18,140	24,449

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,084

Nordea Bank AB
2.125% due 01/14/2014		70,900	71,713
2.250% due 03/20/2015		13,900	14,160

Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		2,000	1,999

Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,724

Northern Trust Co.
4.600% due 02/01/2013		65	66

OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	100,918

Pacific Life Funding LLC
0.805% due 02/05/2021	EUR	4,500	5,063

Pacific Life Global Funding
5.150% due 04/15/2013		$15,700	16,093

Pacific Life Insurance Co.
9.250% due 06/15/2039		158,005	210,139

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Pacific LifeCorp
6.000% due 02/10/2020		$77,100	$85,905

PNC Preferred Funding Trust
8.700% due 03/15/2013 (g)		13,600	13,846

Pricoa Global Funding
0.564% due 09/27/2013		2,300	2,293
5.300% due 09/27/2013		21,000	21,911

Principal Financial Global Funding LLC
2.375% due 01/24/2013	CHF	5,000	5,365

Principal Life Income Funding Trusts
5.300% due 04/24/2013		$155,300	159,575

Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013		20,000	20,129

Prudential Holdings LLC
1.260% due 12/18/2017		5,980	5,749
8.695% due 12/18/2023		4,205	5,307

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,566

Qatari Diar Finance QSC
5.000% due 07/21/2020		21,300	24,442

QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,124
3.375% due 02/22/2017		20,000	21,050

Rabobank Group
3.375% due 01/19/2017		17,500	18,597
4.750% due 01/15/2020		2,200	2,478
6.875% due 03/19/2020	EUR	13,200	17,896
11.000% due 06/30/2019 (g)		$335,027	442,647

RBS Capital Trust
4.709% due 07/01/2013 (g)		1,690	1,065

RCI Banque S.A.
2.328% due 04/11/2014		7,800	7,644

Regions Financial Corp.
7.750% due 11/10/2014		60,470	67,424

Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	42,723

Resona Bank Ltd.
5.850% due 04/15/2016 (g)		22,050	23,638

Royal Bank of Canada
3.770% due 03/30/2018	CAD	6,300	6,928

Royal Bank of Scotland Group PLC
1.102% due 09/29/2015		$82,000	73,820
1.108% due 03/09/2015		41,300	37,754
1.158% due 04/11/2016		20,576	17,646
1.235% due 10/14/2016		32,500	27,641
2.014% due 03/30/2015 (p)	CAD	35,000	30,158
2.854% due 08/23/2013		$10,400	10,525
3.600% due 05/26/2017	EUR	500	665
4.440% due 10/27/2014	AUD	5,000	4,780
5.000% due 11/12/2013		$30,024	30,934
5.000% due 10/01/2014		3,046	3,139
6.200% due 03/22/2022 (g)	GBP	15,000	16,350
6.934% due 04/09/2018	EUR	16,000	20,996
6.990% due 10/05/2017 (g)		$500	455
7.640% due 09/29/2017 (g)		59,600	49,319
7.648% due 09/30/2031 (g)		51,390	50,362

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Royal Bank of Scotland NV
1.935% due 10/26/2015	EUR	5,000	$5,480

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$40,000	44,089
7.175% due 05/16/2013		1,300	1,343

SAFG Retirement Services, Inc.
8.125% due 04/28/2023		3,225	4,051

Santander Issuances S.A.U.
5.911% due 06/20/2016		21,440	21,226

Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		15,000	14,926
2.991% due 10/07/2013		79,100	78,994
3.724% due 01/20/2015		17,500	17,380

Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,201
6.125% due 02/07/2022		2,700	2,990

Scotland International Finance BV
4.250% due 05/23/2013		9,382	9,438

Shinhan Bank
4.125% due 10/04/2016		25,000	27,026

SLM Corp.
0.582% due 06/17/2013	EUR	15,500	19,621
0.751% due 01/27/2014		$109,618	106,487
3.875% due 09/10/2015		5,000	5,156
4.800% due 02/13/2014 (p)	HKD	74,000	9,699
4.875% due 12/17/2012	GBP	23,200	37,650
5.000% due 10/01/2013		$111,135	115,719
5.000% due 04/15/2015		9,858	10,462
5.050% due 11/14/2014		22,400	23,755
5.140% due 06/15/2016		80,000	79,799
5.375% due 01/15/2013		92,625	94,031
5.375% due 05/15/2014		58,467	61,801
5.625% due 08/01/2033		6,000	5,694
6.200% due 06/15/2024		10	9
6.250% due 01/25/2016		11,700	12,753
8.000% due 03/25/2020		38,550	44,718
8.450% due 06/15/2018		187,950	221,121
8.780% due 09/15/2016	MXN	150,000	11,114

SLM Corp. CPI Linked Bond
3.789% due 11/21/2013		$3,670	3,744
3.812% due 01/31/2014		13,400	13,353
3.814% due 09/15/2015		10,000	9,719
3.842% due 01/01/2014		7,701	7,765
3.992% due 11/01/2013		36,546	36,755

SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (g)		7,700	9,683

Societe Generale S.A.
5.922% due 04/05/2017 (g)		4,900	3,973
7.756% due 05/22/2013 (g)	EUR	2,700	3,062
9.375% due 09/04/2019 (g)		18,700	24,811

Sovereign Bank
8.750% due 05/30/2018		$10,000	11,541

Sparebank Boligkreditt A/S
1.250% due 10/25/2014		13,600	13,693

Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	100,190
4.125% due 11/29/2013		87,400	109,393
5.375% due 10/01/2012		$172,913	172,913

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.400% due 12/01/2015		$40,159	$36,268
5.500% due 12/15/2012		1,000	991
5.850% due 06/01/2013		44,117	44,117
6.500% due 09/15/2017		16,000	13,600
6.900% due 12/15/2017		176,100	150,565

SSIF Nevada LP
1.155% due 04/14/2014		27,500	27,635

State Bank of India
4.500% due 10/23/2014		600	622
4.500% due 07/27/2015		194,900	202,941

State Street Capital Trust
1.389% due 06/01/2077		100	74

Stone Street Trust
5.902% due 12/15/2015		5,200	5,472

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	52,010

SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	72,227
7.500% due 07/15/2025		16,945	20,779

Svensk Exportkredit AB
5.125% due 03/01/2017		75	88

Swedbank AB
3.125% due 03/04/2013	EUR	350	455

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$24,700	26,829

Tagua Leasing LLC
1.900% due 07/12/2024		31,800	32,433

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		23,100	31,872

Temasek Financial Ltd.
2.375% due 01/23/2023		25,000	25,104
4.300% due 10/25/2019		159,100	181,613

Toll Road Investors Partnership LP
0.000% due 02/15/2045		769	118

Toyota Motor Credit Corp. CPI Linked Bond
2.460% due 09/10/2013		2,600	2,629

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	71

Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		89,000	85,440

U.S. Bank N.A.
0.817% due 02/28/2017	EUR	10,950	13,983

UBS AG
1.447% due 01/28/2014		$66,400	66,691
2.250% due 08/12/2013		36,200	36,678
5.750% due 04/25/2018		231,975	273,764
5.875% due 12/20/2017		191,975	227,561

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,872

USB Capital
3.500% due 10/29/2012 (g)		100	86

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	17,045

Wachovia Bank N.A.
0.822% due 11/03/2014		88,312	87,603
4.010% due 05/25/2017	AUD	1,100	1,020
6.000% due 11/15/2017		$600	725

Wachovia Capital Trust
5.570% due 10/29/2012 (g)		121,615	120,703

Wachovia Corp.
0.635% due 08/01/2013		15,650	15,665
0.787% due 10/28/2015		5,500	5,396

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.875% due 02/15/2014		$21,280	$22,426
5.250% due 08/01/2014		2,900	3,119
5.500% due 05/01/2013		197,704	203,570
5.625% due 10/15/2016		65,300	75,742
5.750% due 02/01/2018		156,310	189,024

Waha Aerospace BV
3.925% due 07/28/2020		4,720	5,086

WEA Finance LLC
6.750% due 09/02/2019		5	6

Wells Fargo & Co.
1.500% due 07/01/2015		21,380	21,754
3.850% due 05/15/2013	AUD	34,500	35,648
4.375% due 01/31/2013		$9,400	9,526
5.250% due 10/23/2012		14,180	14,221
7.980% due 03/15/2018 (g)		399,831	460,805

Wells Fargo Bank N.A.
0.647% due 05/16/2016		1,500	1,460

Westpac Banking Corp.
2.250% due 11/19/2012		107,300	107,570
2.450% due 11/28/2016		100,000	105,115
3.585% due 08/14/2014		17,700	18,623

Weyerhaeuser Co.
7.125% due 07/15/2023		7,000	8,171
7.375% due 10/01/2019		31,500	39,150
7.375% due 03/15/2032		58,514	69,688
8.500% due 01/15/2025		5,245	6,920

WR Berkley Corp.
5.375% due 09/15/2020		12,000	13,235

XL Group PLC
5.250% due 09/15/2014		5,500	5,877

Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (g)	EUR	19,000	27,352

			48,474,624

INDUSTRIALS 2.7%

Aetna, Inc.
6.000% due 06/15/2016		$15,000	17,585

Altria Group, Inc.
8.500% due 11/10/2013		24,805	26,926
9.250% due 08/06/2019		30,793	43,790
9.700% due 11/10/2018		30,056	43,113

America Movil S.A.B. de C.V.
5.000% due 03/30/2020		54,900	64,564

America West Airlines Pass-Through Trust
6.870% due 07/02/2018		987	997

American Airlines Pass-Through Trust
10.375% due 01/02/2021		11,688	12,682

American Airlines, Inc.
10.500% due 10/15/2012 ^		19,300	21,375

Amgen, Inc.
1.875% due 11/15/2014		56,000	57,522
5.700% due 02/01/2019		28,126	33,310

Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		87,600	88,250

Apache Corp.
6.000% due 09/15/2013		30	32

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,969

AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,390
5.875% due 10/15/2012		4,800	4,809
6.500% due 01/15/2014		40,000	42,792
7.125% due 08/01/2018		30,000	37,513

6	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Aviation Capital Group Corp.
6.750% due 04/06/2021	$5,727	$5,847

Avnet, Inc.
6.625% due 09/15/2016	1,550	1,764

BAA Funding Ltd.
2.500% due 06/25/2017	22,000	22,459

Beam, Inc.
5.375% due 01/15/2016	6,093	6,941

Berry Petroleum Co.
10.250% due 06/01/2014	310	348

Berry Plastics Corp.
5.205% due 02/15/2015	1,100	1,103

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	225

Boston Scientific Corp.
5.125% due 01/12/2017	21,805	24,457
5.450% due 06/15/2014	2,000	2,143
6.400% due 06/15/2016	2,000	2,318

Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	79,449
7.250% due 06/05/2018	9,500	11,068

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	13,000	14,129
7.290% due 06/01/2036	55	77

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,923
6.000% due 06/15/2017	35,000	40,513

Case New Holland, Inc.
7.750% due 09/01/2013	1,706	1,793

Caterpillar, Inc.
0.605% due 05/21/2013	48,800	48,890

CC Holdings GS LLC
7.750% due 05/01/2017	1,500	1,609

Cellco Partnership
8.500% due 11/15/2018	340	477

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,468

Centex Corp.
5.250% due 06/15/2015	4,500	4,815
5.700% due 05/15/2014	45,700	48,213
6.500% due 05/01/2016	2,500	2,813

Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,081

CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,885

CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,343

CoBank ACB
7.875% due 04/16/2018	4,900	6,142

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	294

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,902	38,218

Comcast Cable Communications LLC
7.125% due 06/15/2013	400	419

Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,532

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,082
5.500% due 03/15/2013	2,000	2,045
6.500% due 03/15/2018	31,745	36,839

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Con-way, Inc.
7.250% due 01/15/2018	$22,400	$26,262

Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,878	5,195
7.707% due 10/02/2022	2,466	2,756
9.000% due 01/08/2018	11,790	13,617

Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	37,092
6.920% due 04/02/2013 (p)	886	894

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	11,440

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	25,000	25,265
6.150% due 10/24/2036	100	129

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,255

COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,167
7.125% due 10/01/2012	19,572	19,572

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,178

CSN Islands Corp.
6.875% due 09/21/2019	25,800	28,896

CSN Resources S.A.
6.500% due 07/21/2020	28,700	31,068

CSX Corp.
5.600% due 05/01/2017	21,200	24,968
6.250% due 03/15/2018	5,852	7,187

CVS Pass-Through Trust
6.036% due 12/10/2028	25	30
6.943% due 01/10/2030	18,415	22,493
7.507% due 01/10/2032	88,927	114,394

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,039
6.000% due 10/01/2015	5,300	5,795
8.950% due 07/01/2017	7,000	8,660

D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,575
5.625% due 09/15/2014	3,000	3,176
5.625% due 01/15/2016	13,700	14,865
6.125% due 01/15/2014	5,000	5,275
6.500% due 04/15/2016	6,000	6,705

Daimler Finance North America LLC
1.599% due 09/13/2013	87,700	88,335
6.500% due 11/15/2013	37,700	40,145

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,340

Dell, Inc.
4.700% due 04/15/2013	116,200	118,852

Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	18,745	20,479
7.750% due 06/17/2021	4,118	4,705

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,533

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	5,537	5,551

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	10,500	10,888
6.750% due 08/20/2018	22,190	27,895

Diageo Capital PLC
5.200% due 01/30/2013	60	61

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

DISH DBS Corp.
6.625% due 10/01/2014	$25,100	$27,296
7.000% due 10/01/2013	24,450	25,734
7.125% due 02/01/2016	26,550	29,470
7.750% due 05/31/2015	17,950	20,284

Dolphin Energy Ltd.
5.500% due 12/15/2021	26,000	30,134

Domtar Corp.
9.500% due 08/01/2016	30,670	37,045

Dow Chemical Co.
6.000% due 10/01/2012	6,240	6,240
6.850% due 08/15/2013	500	525
7.600% due 05/15/2014	1,750	1,934

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,514

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	102,177

El Paso LLC
7.250% due 06/01/2018	200	231
7.800% due 08/01/2031	1,000	1,168
8.050% due 10/15/2030	1,100	1,304

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,810

Emerson Electric Co.
4.500% due 05/01/2013	95	97

Energy Transfer Partners LP
6.000% due 07/01/2013	1,435	1,486

ENN Energy Holdings Ltd.
6.000% due 05/13/2021 (k)	38,600	43,400

Enterprise Products Operating LLC
8.375% due 08/01/2066	2,000	2,257

ERAC USA Finance LLC
5.800% due 10/15/2012	10,000	10,016
6.375% due 10/15/2017	1,900	2,273

FMC Corp.
5.200% due 12/15/2019	15,000	17,270

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,786

Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,852

Gap, Inc.
5.950% due 04/12/2021	42,272	47,177

GATX Corp.
4.750% due 10/01/2012	25,000	25,000

General Mills, Inc.
5.250% due 08/15/2013	15,000	15,626

General Motors Co.
1.000% due 05/07/2024	20,000	0

Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,334
8.250% due 05/01/2016	5,000	5,381

Gerdau Holdings, Inc.
7.000% due 01/20/2020	133,400	154,744

Gerdau Trade, Inc.
5.750% due 01/30/2021	86,100	93,849

Hanson Australia Funding Ltd.
5.250% due 03/15/2013	15,000	15,338

Hanson Ltd.
6.125% due 08/15/2016	73,000	79,205

Hasbro, Inc.
6.300% due 09/15/2017	8,995	10,562

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

HCA, Inc.
6.250% due 02/15/2013	$8,100	$8,252
6.375% due 01/15/2015	25,089	27,159
6.500% due 02/15/2020	71,400	79,611
6.750% due 07/15/2013	25,200	26,208
7.500% due 12/15/2023	3,000	3,045
7.875% due 02/15/2020	21,820	24,629
8.500% due 04/15/2019	77,000	87,202
9.000% due 12/15/2014	11,552	12,996
9.875% due 02/15/2017	3,396	3,668

Hewlett-Packard Co.
0.711% due 05/24/2013	75,300	75,314

Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,385

Historic TW, Inc.
9.125% due 01/15/2013	12,125	12,412

Host Hotels & Resorts LP
9.000% due 05/15/2017	8,000	8,760

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,000	8,678
5.750% due 09/11/2019	7,000	8,312
7.625% due 04/09/2019	11,100	14,300

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,224

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	17,175

Intergen NV
9.000% due 06/30/2017	1,062	1,027

Jones Group, Inc.
5.125% due 11/15/2014	44,170	45,661

KazMunayGas National Co.
7.000% due 05/05/2020	45,000	55,462

KB Home
5.750% due 02/01/2014	10,000	10,425
5.875% due 01/15/2015	6,848	7,113
6.250% due 06/15/2015	17,355	18,136

Kellogg Co.
5.125% due 12/03/2012	300	302

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,033

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	21

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	220
6.950% due 01/15/2038	15,465	19,862

Kraft Foods Group, Inc.
6.125% due 08/23/2018	116,549	142,969

Kraft Foods, Inc.
2.625% due 05/08/2013	15,290	15,470
6.125% due 02/01/2018	39,245	47,982

Kroger Co.
5.000% due 04/15/2013	500	511

L-3 Communications Corp.
5.200% due 10/15/2019	8,200	9,248

Lennar Corp.
5.500% due 09/01/2014	29,500	31,122
5.600% due 05/31/2015	44,986	48,135
5.950% due 03/01/2013	15,800	16,116
6.500% due 04/15/2016	4,000	4,380

Lexmark International, Inc.
5.900% due 06/01/2013	21,470	22,024

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	$4,777
6.125% due 12/01/2012		12,040	12,130
6.900% due 07/15/2017		102,465	118,347
8.500% due 06/15/2019		17,000	20,570

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,580

Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	18,030

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		21,364	21,652
7.875% due 07/15/2015		51,610	60,648

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	60,193

Marks & Spencer PLC
6.250% due 12/01/2017		$2,200	2,443

Masco Corp.
4.800% due 06/15/2015		9,000	9,485
5.850% due 03/15/2017		12,020	13,065
6.125% due 10/03/2016		15,200	16,748
7.125% due 08/15/2013		10,000	10,406

Maytag Corp.
5.000% due 05/15/2015		10,000	10,363

McKesson Corp.
7.500% due 02/15/2019		8,000	10,336

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,792

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	25,411

Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	8,226

MGM Resorts International
9.000% due 03/15/2020		13,000	14,576
10.375% due 05/15/2014		33,650	38,024
11.125% due 11/15/2017		15,000	16,669
13.000% due 11/15/2013		9,000	10,193

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,006

Nabors Industries, Inc.
6.150% due 02/15/2018		19,300	22,698

New York Times Co.
5.000% due 03/15/2015		26,930	28,377

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		9,000	10,440

News America, Inc.
8.450% due 08/01/2034		20	28

Noble Group Ltd.
4.875% due 08/05/2015		40,400	42,218
6.750% due 01/29/2020		80,400	85,625
8.500% due 05/30/2013		9,000	9,338

Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,643

Northwest Airlines Pass-Through Trust
1.184% due 11/20/2015		1,471	1,422
7.041% due 10/01/2023		10,792	12,053
7.150% due 04/01/2021		1,462	1,499

NXP BV
3.247% due 10/15/2013	EUR	3,544	4,554

Office Depot, Inc.
6.250% due 08/15/2013		$22,175	22,591

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

ONEOK Partners LP
6.150% due 10/01/2016		$10,000	$11,677
6.850% due 10/15/2037		1,800	2,212

PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,904

Pactiv LLC
8.125% due 06/15/2017		9,800	9,653

Pearson Dollar Finance PLC
5.500% due 05/06/2013		28,567	29,349
5.700% due 06/01/2014		5,000	5,364
6.250% due 05/06/2018		28,000	32,841

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	15,387
5.750% due 03/01/2018		$3,200	3,764
6.250% due 08/05/2013	EUR	1,200	1,616
7.500% due 12/18/2013	GBP	2,260	3,917

Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	201,965
5.375% due 01/27/2021		6,400	7,245
5.750% due 01/20/2020		143,600	164,423
5.875% due 03/01/2018		49,400	56,540
7.875% due 03/15/2019		97,120	122,495
8.375% due 12/10/2018		5,025	6,432

PHH Corp.
9.250% due 03/01/2016		2,500	2,881

Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	52,962

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,743

PPG Industries, Inc.
6.650% due 03/15/2018		13,500	16,622

Pride International, Inc.
6.875% due 08/15/2020		18,500	23,461

PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,798
5.250% due 01/15/2014		50,400	52,416
6.250% due 02/15/2013		10,000	10,250
7.625% due 10/15/2017		2,500	2,888

Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,138

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		8,600	8,830

Rexam PLC
6.750% due 06/01/2013		16,500	16,829

Reynolds American, Inc.
7.250% due 06/01/2013		94,600	98,542

Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,222
9.000% due 04/15/2019		1,500	1,538

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,650

Rockies Express Pipeline LLC
6.875% due 04/15/2040		8,257	7,266

Rohm and Haas Co.
6.000% due 09/15/2017		155,299	185,876
7.850% due 07/15/2029		4,700	6,324

RPM International, Inc.
6.500% due 02/15/2018		26,800	31,082

Ryder System, Inc.
6.000% due 03/01/2013		18,690	19,056

8	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ryland Group, Inc.
5.375% due 01/15/2015	$21,900	$23,323
6.625% due 05/01/2020	18,000	19,620
8.400% due 05/15/2017	28,000	33,250

RZD Capital Ltd.
5.739% due 04/03/2017	20,610	22,889

SABMiller PLC
5.500% due 08/15/2013	38,300	39,754
6.500% due 07/01/2016	1,900	2,227

Sanofi
0.672% due 03/28/2014	70,000	70,347

SBA Tower Trust
5.101% due 04/15/2042	2,200	2,463

SCA Finans AB
4.500% due 07/15/2015	5,250	5,636

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,528

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,819

Snap-On, Inc.
6.125% due 09/01/2021	67,000	82,679

Southern Natural Gas Co. LLC
5.900% due 04/01/2017	5,000	5,893

Southwest Airlines Co.
5.125% due 03/01/2017	4,500	5,044

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,259
6.200% due 04/15/2018	8,400	10,175
6.250% due 02/15/2013	25	26

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	43,700	49,465

STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,500

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,791

Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	100	100
5.855% due 02/04/2013	114	116
6.221% due 07/03/2017	10,200	10,685
6.421% due 06/20/2016	5,196	5,501

Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,627
6.625% due 01/15/2018	15,430	18,509

Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	217,000	219,097

Time Warner Cable, Inc.
6.200% due 07/01/2013	25,553	26,639

Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,909

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,911
5.950% due 09/15/2013	10,000	10,375
6.750% due 11/01/2019	10,000	11,458
8.910% due 10/15/2017	44,000	56,059

Transocean, Inc.
4.950% due 11/15/2015	224,000	245,410
6.000% due 03/15/2018	3,000	3,508

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,700
6.550% due 10/01/2017	9,800	11,867

Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	21,791

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

UAL Equipment Trust AB
10.850% due 02/19/2015 ^	$1,657	$712

UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,397	768
10.020% due 03/22/2014 ^	5,353	2,890
10.125% due 03/22/2015 ^	7,413	4,633
10.400% due 05/01/2018	39,788	45,855

Union Pacific Corp.
5.450% due 01/31/2013	6,390	6,496
6.125% due 02/15/2020	30,000	37,483

Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	118	131

United Technologies Corp.
0.688% due 12/02/2013	9,400	9,441

UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	45,205
4.875% due 04/01/2013	175	179

Universal Corp.
6.250% due 12/01/2014	33,000	35,452

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	10,100	8,989
9.500% due 01/21/2020	16,900	15,042

UST LLC
5.750% due 03/01/2018	52,665	63,188

Vale Overseas Ltd.
4.625% due 09/15/2020	3,750	4,018
6.250% due 01/23/2017	39,835	46,276
6.875% due 11/21/2036	30,078	35,012

Valero Energy Corp.
9.375% due 03/15/2019	5,000	6,801

Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,343

Videotron Ltee
9.125% due 04/15/2018	1,850	2,003

Vivendi S.A.
2.400% due 04/10/2015	64,000	64,889
6.625% due 04/04/2018	181,500	211,820

Volkswagen International Finance NV
0.911% due 10/01/2012	19,800	19,800

Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	102

Walt Disney Co.
6.000% due 07/17/2017	70	86

Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,111
7.125% due 12/15/2017	1,800	2,181

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	49,635

Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,477
6.500% due 06/15/2016	5,000	5,658
7.750% due 07/15/2016	11,000	12,927

WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,250	6,343

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,118

WPP Finance UK
5.875% due 06/15/2014	2,400	2,573

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,470

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,431

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Yum! Brands, Inc.
6.250% due 03/15/2018	$2,000	$2,429

		7,513,372

UTILITIES 1.4%

AES Corp.
7.375% due 07/01/2021	26,450	30,285
7.750% due 03/01/2014	12,515	13,516
8.000% due 10/15/2017	4,500	5,220

AES Red Oak LLC
8.540% due 11/30/2019	6,020	6,456

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,599
7.700% due 08/07/2013	25,400	26,714
8.700% due 08/07/2018	105,000	136,894

Ameren Corp.
8.875% due 05/15/2014	25,500	28,378

Ameren Energy Generating Co.
7.000% due 04/15/2018 (k)	3,000	2,925
7.950% due 06/01/2032	4,085	3,768

Appalachian Power Co.
4.950% due 02/01/2015	25	27

AT&T, Inc.
5.100% due 09/15/2014	1,510	1,643
6.500% due 09/01/2037	119,500	159,827

Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	31

BellSouth Corp.
4.020% due 04/26/2021	387,910	395,287
5.200% due 09/15/2014	27,800	30,212
6.550% due 06/15/2034	17,000	20,635

British Telecommunications PLC
2.000% due 06/22/2015	21,000	21,606
5.150% due 01/15/2013	450	456

Calpine Construction Finance Co. LP
8.000% due 06/01/2016	13,000	14,040

Carolina Power & Light Co.
5.125% due 09/15/2013	50	52

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	42,726
7.750% due 11/30/2015	1,300	1,518

CenturyLink, Inc.
5.800% due 03/15/2022	41,600	45,360
6.000% due 04/01/2017	21,900	24,563
7.600% due 09/15/2039	20,600	21,872

Cleco Power LLC
6.000% due 12/01/2040	600	726

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	10,184

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,272

Dominion Resources, Inc.
5.000% due 03/15/2013	250	255
5.200% due 01/15/2016	15,300	17,274

Duke Energy Carolinas LLC
5.625% due 11/30/2012	5,100	5,142
5.750% due 11/15/2013	300	317

Duke Energy Corp.
1.625% due 08/15/2017	47,500	47,706

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	15,600	18,233
6.400% due 09/15/2020	800	947

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

EDF S.A.
4.600% due 01/27/2020		$95,900	$107,860
5.500% due 01/26/2014		169,000	179,104
6.500% due 01/26/2019		169,690	207,889
6.950% due 01/26/2039		47,650	63,536

Enel Finance International NV
5.700% due 01/15/2013		300	303
6.250% due 09/15/2017		2,400	2,627
6.800% due 09/15/2037		1,700	1,654

France Telecom S.A.
4.375% due 07/08/2014		6,400	6,775

Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,150

Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,641
5.092% due 11/29/2015		97,700	104,417
5.875% due 06/01/2015	EUR	20,000	27,919
6.212% due 11/22/2016		$41,300	46,000
6.510% due 03/07/2022		8,300	9,798
7.288% due 08/16/2037		24,000	30,360
7.343% due 04/11/2013		52,900	54,662
7.510% due 07/31/2013		35,000	36,881
8.125% due 07/31/2014		5,000	5,528
8.146% due 04/11/2018		181,150	221,586
8.625% due 04/28/2034		180,520	253,631
9.250% due 04/23/2019		2,900	3,792

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		17,721	20,097

Gazprom OAO Via RBS AG
9.625% due 03/01/2013		72,310	74,880

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	97,891
10.500% due 03/25/2014		55,100	61,715

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		23,000	24,947

Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	2,028

Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		27,000	27,572

Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,436

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,620
6.250% due 06/17/2014		5,700	6,177

Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,829
7.750% due 01/20/2020		10,000	12,625
8.000% due 08/07/2019		4,600	5,831

Midwest Generation LLC
8.560% due 01/02/2016		85	77

Monongahela Power Co.
7.950% due 12/15/2013		13,000	14,032

National Grid PLC
6.300% due 08/01/2016		4,500	5,240

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,028
7.875% due 12/15/2015		8,000	9,564

NGPL PipeCo LLC
7.119% due 12/15/2017 (k)		58,640	62,598

Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	21,047

Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	81,339

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

NRG Energy, Inc.
7.375% due 01/15/2017		$27,300	$28,426

NSG Holdings LLC
7.750% due 12/15/2025		800	836

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		73,623	83,157

Peco Energy Co.
5.600% due 10/15/2013		8,500	8,954

Petroleos Mexicanos
5.500% due 01/21/2021		24,600	28,966
5.500% due 06/27/2044		60,900	67,142
8.000% due 05/03/2019		52,623	69,120

Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,592

PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	2,090

PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,439

Progress Energy, Inc.
7.050% due 03/15/2019		17,550	22,268

PSEG Power LLC
5.000% due 04/01/2014		10,425	11,056

Public Service Co. of Colorado
3.200% due 11/15/2020		6	7

Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,337
6.330% due 11/01/2013		25	27

Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,889
4.750% due 02/16/2021		600	667

Qwest Corp.
3.639% due 06/15/2013		110,770	111,386
7.200% due 11/10/2026		1,000	1,014
7.500% due 10/01/2014		1,700	1,898

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		56,896	64,293
5.500% due 09/30/2014		2,000	2,171
5.832% due 09/30/2016		9,742	10,667
5.838% due 09/30/2027		2,400	2,796
6.332% due 09/30/2027		7,000	8,542
6.750% due 09/30/2019		11,400	14,335

Sempra Energy
9.800% due 02/15/2019		5,000	7,060

Telecom Italia Capital S.A.
6.999% due 06/04/2018		15,030	16,646

Tenaska Alabama Partners LP
7.000% due 06/30/2021		72	76

TNK-BP Finance S.A.
6.625% due 03/20/2017		34,000	38,887
7.250% due 02/02/2020		6,300	7,656
7.500% due 03/13/2013		28,900	29,759
7.500% due 07/18/2016		64,200	74,504
7.875% due 03/13/2018		11,600	14,094

Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,370
1.415% due 12/24/2013		270,000	3,418
1.500% due 05/30/2014		293,000	3,679
1.850% due 07/28/2014		223,000	2,807
4.100% due 05/29/2015		184,000	2,411
4.500% due 03/24/2014	EUR	45,950	59,421
4.750% due 02/28/2014	JPY	100,000	1,319
5.050% due 11/28/2014		50,000	667

Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	18,788

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Verizon Virginia, Inc.
4.625% due 03/15/2013	$500	$509

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	5,000	5,749

Virgin Media Finance PLC
9.500% due 08/15/2016	1,525	1,697

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,991

		3,980,935

Total Corporate Bonds & Notes (Cost $54,601,135)		59,968,931

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%

Transocean, Inc.
1.500% due 12/15/2037	13,200	13,151

Total Convertible Bonds & Notes (Cost $11,491)		13,151

MUNICIPAL BONDS & NOTES 5.0%
ALABAMA 0.0%

Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	119,994

Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,521

		121,515

ARIZONA 0.0%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,118

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,761

		12,879

ARKANSAS 0.0%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,373

CALIFORNIA 1.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	8,475

Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	133

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	78,635

Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	2,178
0.000% due 08/01/2025	3,000	1,776

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	142,226

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	156,015
6.918% due 04/01/2040	60,000	83,385
7.043% due 04/01/2050	167,700	242,940

10	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	$10,200	$10,372

Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	25,000	25,058

Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024 (c)	11,260	13,894

Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	446

Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	636

Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	30,130

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,002
6.000% due 06/01/2035	10,000	10,003
6.125% due 06/01/2038	2,000	2,000
6.125% due 06/01/2043	2,000	2,000

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	9,735	1,533
5.450% due 06/01/2028	15,000	14,038

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	36,645	40,519

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	85,432

California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	91
4.000% due 10/01/2017	100	114

California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	479

California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,035
1.671% due 12/01/2018	20,000	20,071
1.871% due 12/01/2019	5,000	5,027
2.237% due 12/01/2020	22,355	22,533

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	39,400	51,528
7.500% due 04/01/2034	86,762	114,444
7.550% due 04/01/2039	121,637	165,123

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	263,965	362,376
7.625% due 03/01/2040	12,000	16,339
7.700% due 11/01/2030	18,250	22,126
7.950% due 03/01/2036	79,200	94,709

California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	448

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	$75,050	$76,953

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	166
5.950% due 04/01/2016	3,200	3,671

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	73,837
8.000% due 03/01/2035	7,070	7,777

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	18,782

California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	5,131
5.000% due 11/01/2026	11,000	13,295
5.000% due 11/01/2027	24,935	29,916
5.000% due 11/01/2037	6,000	6,902

California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,999

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.250% due 07/01/2042	1,250	1,105

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	49,978

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,998

Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,391

Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,765	1,735

Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	43,493

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,491
0.000% due 01/15/2034	5,000	1,402

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,740
5.000% due 06/01/2038	45,000	46,066

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	11,300	9,110
5.000% due 06/01/2033	25,700	20,971
5.125% due 06/01/2047	37,000	28,503
5.750% due 06/01/2047	67,100	57,206

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	22,923

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	$400	$413
4.931% due 09/01/2016	500	523
5.395% due 09/01/2017	1,000	1,063
5.845% due 09/01/2018	750	812
6.328% due 09/01/2019	500	547
6.578% due 09/01/2020	1,000	1,100

Las Virgenes Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	3,501

Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	15,014

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	49,943
6.750% due 08/01/2049	131,755	179,595

Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,745

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	86,465

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	126,869
7.618% due 08/01/2040	60,600	81,276

Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	34,609

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	74,127

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	44,590	51,575
6.574% due 07/01/2045	2,440	3,524
6.603% due 07/01/2050	103,220	150,974
7.000% due 07/01/2041	1,500	1,803
7.003% due 07/01/2041	6,665	7,855

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	58,556

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	5,250	6,141

Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	222

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	84,898
5.755% due 07/01/2029	3,600	4,191

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	76,050	100,084

Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	92,098

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Los Angeles Unified School District, California General Obligation Bonds, Series 2011
5.000% due 07/01/2023	$5,900	$7,409

Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	44,065
5.813% due 06/01/2040	27,000	33,026

Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2029	17,355	20,745

Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,337
6.538% due 07/01/2039	41,240	48,193

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	37,880

Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	11,061

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	54,539

Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,534

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	36,289
6.400% due 02/01/2044	6,000	8,206

Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	49,941

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	44,201

Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,445
7.021% due 08/01/2040	24,900	28,263

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,061

Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,539
7.200% due 08/01/2039	35,000	40,812

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,547

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	35	35

Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	570

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,925

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	$50,000	$66,575

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,034
7.750% due 09/01/2040	6,000	6,348

San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	48,420	39,541

San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,917
5.600% due 10/01/2030	9,520	11,311
5.820% due 10/01/2040	19,315	23,305

San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	12,260
6.950% due 11/01/2050	10,500	14,872

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	25,245	29,719
5.000% due 11/01/2035	5,000	5,850

San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2029	2,545	1,216
0.000% due 08/01/2032	2,000	801

San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,348

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2028	3,520	1,687
0.000% due 08/01/2030	2,500	1,070
0.000% due 08/01/2031	3,780	1,522

Santa Barbara Secondary High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	9,747

Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	10,296

Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	14,786
5.000% due 08/01/2030	5,000	5,890
5.000% due 08/01/2031	12,100	14,203

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,306

Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	1,038
0.000% due 08/01/2027	3,550	1,742

Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	115	116

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,163

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

South Tahoe Joint Powers Parking Financing Authority, California Revenue Bonds, Series 2002
7.000% due 12/01/2027	$2,505	$2,157

Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,805
5.943% due 07/01/2040	21,300	25,457

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	936

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,057

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	29,437

University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	23,042
6.270% due 05/15/2031	3,045	3,504
6.583% due 05/15/2049	56,400	75,094

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,592
5.946% due 05/15/2045	36,000	44,823
6.296% due 05/15/2050	34,000	41,185
6.398% due 05/15/2031	37,000	45,756
6.548% due 05/15/2048	113,400	149,087

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	115

University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,414
5.000% due 05/15/2031	33,530	39,866

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,244

Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	561

West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,853

William S. Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,507

Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	10	10

		5,194,311

COLORADO 0.0%

Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	663

Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	1,004

Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	28,452
7.017% due 12/15/2037	31,000	41,803

E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	5,668
0.000% due 09/01/2037	15,000	3,699

12	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	$5,000	$5,909

		87,198

CONNECTICUT 0.0%

Connecticut State General Obligation Bonds, Series 2012
5.000% due 04/15/2025	3,500	4,322
5.000% due 04/15/2026	5,325	6,534

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	190

		11,046

DISTRICT OF COLUMBIA 0.1%

District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	11,124

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	92,200	110,947

		122,071

FLORIDA 0.0%

Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,698
6.206% due 10/01/2030	15,000	16,607

Daytona Beach, Florida Utility System Revenue Bonds, (AGM Insured), Series 2012
5.000% due 11/01/2027	2,285	2,717

Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,978

Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,669

Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,913

Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,404

Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,365	3,645

Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	39,446

Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	833
5.000% due 09/01/2025	875	1,026
5.000% due 09/01/2026	800	929
5.000% due 09/01/2027	700	808
5.000% due 09/01/2028	1,000	1,149
5.000% due 09/01/2029	1,050	1,201

		104,023

GEORGIA 0.1%

Georgia State General Obligation Bonds, Series 2012
5.000% due 07/01/2027	15,410	19,391

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	144,073

		163,464

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ILLINOIS 0.3%

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	$40,000	$17,954

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	87,765

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	65,633
6.899% due 12/01/2040	404,190	490,949

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	12,169
7.517% due 01/01/2040	61,700	78,900

Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,300
6.845% due 01/01/2038	2,000	2,295

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	710	710

Chicago, Illinois Wastewater Transmission Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,500	3,036
5.000% due 01/01/2025	5,250	6,284
5.000% due 01/01/2027	5,000	5,886
5.000% due 01/01/2028	8,960	10,523
5.000% due 01/01/2029	4,700	5,495

Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	27,157

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	10,348

Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,925	3,949
7.000% due 01/01/2028	2,740	2,657

Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	41,229

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,998
6.184% due 01/01/2034	10,800	13,711

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2038	2,460	690

		913,658

INDIANA 0.0%

Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,551

Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,500	1,843
5.000% due 10/01/2024	1,230	1,497
5.000% due 10/01/2025	2,265	2,732

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	$700	$816

Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	56,079

Purdue University, Indiana Revenue Bonds, Series 2012
5.000% due 07/01/2030	3,755	4,588

		76,106

IOWA 0.0%

Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	2,900	1,827

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,780

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	14,974
6.500% due 06/01/2023	41,160	40,474

		84,055

KANSAS 0.0%

Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,474
5.000% due 11/15/2029	2,500	2,888
5.000% due 11/15/2032	15,000	17,350
5.000% due 11/15/2034	5,000	5,744

		29,456

LOUISIANA 0.0%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	89,754

Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.731% due 05/01/2043	2,600	2,623
3.000% due 05/01/2043	1,600	1,603

Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,752

		113,732

MASSACHUSETTS 0.1%

Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	8,936

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	42,410

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	19,500	24,417
5.000% due 08/15/2026	28,015	34,853

Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	28,100	35,661

		146,277

MICHIGAN 0.0%

East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	720	726

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (p)	$105	$106

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	61,282

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	310	251

Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,400	1,462

		64,562

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	12,147

MISSOURI 0.0%

Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	737

University Place Transportation Development District, Missouri Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	444

		1,181

NEBRASKA 0.0%

Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	679

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,300	55,422

		56,101

NEVADA 0.2%

Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,100	201,142

Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,865

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	122,089
7.100% due 06/01/2039	33,000	38,217
7.263% due 06/01/2034	27,500	31,966

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,380

North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,494

		489,153

NEW JERSEY 0.2%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	553

New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,071
0.000% due 02/15/2020	65,775	50,719
0.000% due 02/15/2021	3,000	2,197
0.000% due 02/15/2026	2,710	1,447

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	$1,555	$1,556

New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	149,160	149,320

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	37,141

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	102,405	146,295

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,900

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	13,733
5.000% due 06/01/2041	32,755	27,248

		468,180

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	9,640

NEW YORK 1.1%

East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,346

JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.237% due 09/15/2029	13,810	18,477

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,908
7.336% due 11/15/2039	1,020	1,531

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	49,702
6.089% due 11/15/2040	40,000	51,598
6.548% due 11/15/2031	27,525	34,640
6.648% due 11/15/2039	80,000	104,711
7.134% due 11/15/2030	3,700	4,381

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	17,147
5.000% due 11/15/2027	20,400	23,405
5.000% due 11/15/2029	10,000	11,762
5.000% due 11/15/2042	1,635	1,835

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	893

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,499
5.985% due 12/01/2036	16,860	21,340
6.435% due 12/01/2035	4,900	5,736

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,465
5.817% due 10/01/2031	2,500	2,849
5.968% due 03/01/2036	47,580	61,618
6.246% due 06/01/2035	38,255	44,560
6.271% due 12/01/2037	4,000	5,334
6.646% due 12/01/2031	13,800	16,738

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	240

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	$10,000	$11,896

New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	15,000	18,544
5.000% due 08/01/2025	10,000	12,293

New York City, New York General Obligation Notes, Series 2012
5.000% due 08/01/2021	13,800	17,211

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	134,396
5.790% due 06/15/2041	65,285	74,117
6.124% due 06/15/2042	75,000	86,808
6.282% due 06/15/2042	52,100	61,335
6.491% due 06/15/2042	18,000	21,272

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	48,645

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	64,550	73,794

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	18,133
5.000% due 07/15/2028	13,995	16,866

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	87,482
5.572% due 11/01/2038	60,100	75,077
5.808% due 08/01/2030	20,000	23,136
5.932% due 11/01/2036	22,900	26,285

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	12,119

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2023	11,470	14,429
5.000% due 11/01/2024	13,345	16,706
5.000% due 08/01/2025	12,350	15,305
5.000% due 11/01/2025	23,000	28,604
5.000% due 11/01/2026	30,000	36,975
5.000% due 11/01/2027	47,510	58,222
5.000% due 02/01/2028	10,000	12,105
5.000% due 11/01/2028	28,325	34,711
5.000% due 05/01/2029	28,000	33,876
5.000% due 11/01/2029	27,930	34,060
5.000% due 02/01/2030	32,655	39,018
5.000% due 05/01/2030	5,000	5,997
5.000% due 02/01/2031	28,785	34,211
5.000% due 11/01/2032	2,335	2,790
5.000% due 05/01/2039	59,395	68,311
5.000% due 02/01/2042	23,000	26,315

New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,370

New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,770	14,212

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	34,938

14	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	$50,200	$59,334

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,493

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	6,104

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,666
5.000% due 03/15/2024	26,675	33,093
5.000% due 12/15/2024	25,635	32,160
5.000% due 03/15/2025	28,005	34,528
5.000% due 07/01/2025	2,500	3,069
5.000% due 12/15/2025	20,000	24,946
5.000% due 07/01/2026	2,500	3,052
5.000% due 12/15/2026	52,980	65,972
5.000% due 03/15/2027	30,875	37,597
5.000% due 07/01/2027	3,170	3,848
5.000% due 12/15/2027	50,000	61,647
5.000% due 03/15/2028	31,920	38,719
5.000% due 07/01/2028	2,500	3,023
5.000% due 12/15/2028	90,230	110,790
5.000% due 07/01/2029	2,250	2,708
5.000% due 12/15/2029	54,145	66,154
5.000% due 03/15/2030	34,185	40,925
5.000% due 12/15/2030	29,475	35,688
5.000% due 03/15/2031	26,540	31,601
5.000% due 06/15/2031	9,000	10,834
5.000% due 03/15/2035	14,130	16,440
5.000% due 03/15/2042	25,515	29,302

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,291

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2028	25,470	30,752
5.000% due 03/15/2029	10,000	12,020
5.000% due 04/01/2029	10,000	12,036
5.000% due 03/15/2030	15,000	17,818
5.000% due 03/15/2031	13,060	15,434

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	66,552

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	517

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	114,197

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,373

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062 (c)	55,000	55,408

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2027	12,700	15,470

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	20,000	25,219
5.000% due 11/15/2024	31,420	39,359
5.000% due 11/15/2027	6,000	7,418

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	$23,000	$18,208

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	884

		3,043,928

NORTH CAROLINA 0.0%

North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,000

North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,571

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	13,538

North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	42,342

		58,451

OHIO 0.4%

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	103,117

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	68,805
7.834% due 02/15/2041	17,400	24,580
8.084% due 02/15/2050	218,460	319,026

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,784
5.875% due 06/01/2030	13,800	11,412
5.875% due 06/01/2047	376,000	303,541
6.500% due 06/01/2047	16,900	14,951

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,581

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	4,100	4,616

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	77

Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	22,747

Student Loan Funding Corp., Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.245% due 06/01/2025	13,600	12,688
0.263% due 06/01/2025	15,400	14,367
0.280% due 06/01/2025	15,400	14,367
0.298% due 06/01/2025	23,600	22,017

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,719
7.875% due 06/01/2031	7,000	8,098

		962,493

OREGON 0.0%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	18,025
6.180% due 05/01/2035	18,170	19,903

		37,928

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
PENNSYLVANIA 0.1%

Commonwealth of Pennsylvania General Obligation Bonds, Series 2012
5.000% due 06/01/2025	$34,740	$43,232
5.000% due 06/01/2027	28,010	34,418

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	528

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,836
5.000% due 02/15/2026	5,390	6,400
5.000% due 02/15/2027	4,625	5,489

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	40,414

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,137

Pennsylvania Turnpike Commission Revenue Bonds, Series 2012
5.000% due 12/01/2042	22,150	25,111

School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	8,375
6.765% due 06/01/2040	25,000	30,942

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	335	343

		200,225

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	7,266
0.000% due 08/01/2054	77,000	6,288

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,558

		15,112

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	189

SOUTH CAROLINA 0.0%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	9
6.000% due 11/15/2042	535	396

South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	60,000	68,058

		68,463

TENNESSEE 0.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,191

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	289	3

Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2031	8,285	10,000
5.000% due 05/01/2039	5,500	6,435

		23,629

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TEXAS 0.2%

Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	$6,595	$7,879

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	15,577
5.000% due 11/15/2037	10,000	11,696

Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,784

City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.250% due 02/01/2024	53,750	70,295

Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
8.899% due 02/15/2014	6,500	7,762

Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	193

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	160,886

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	591

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	5,000	6,322
5.000% due 10/01/2024	4,015	5,039

El Paso County, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2027	5,000	5,938

Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	12,064

North Texas Higher Education Authority Revenue Bonds, Series 2011
1.561% due 04/01/2040	12,229	12,432

North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	20,959
5.000% due 09/01/2028	20,180	24,462
5.000% due 09/01/2029	21,305	25,707

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	102

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	21,992
8.910% due 02/01/2030	20,000	23,356

San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,093

San Antonio, Texas General Obligation Bonds, Series 2012
5.000% due 02/01/2024	2,500	3,156

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,495
6.308% due 02/01/2037	40,400	45,857

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	7,875
0.000% due 08/15/2025	19,990	11,290

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	$44,550	$54,097

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,703

		618,602

UTAH 0.0%

Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,316

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	218

Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	830

		2,364

VIRGINIA 0.0%

Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2026	15,340	19,002

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	29,151

		48,153

WASHINGTON 0.1%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2024	3,000	3,756
5.000% due 02/01/2025	5,000	6,165
5.000% due 11/01/2025	2,500	3,107
5.000% due 02/01/2026	11,630	14,263
5.000% due 11/01/2028	3,725	4,557

King County, Washington General Obligation Bonds, Series 2012
5.000% due 01/01/2027	10,160	12,482

Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	14,078

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2012
5.000% due 06/01/2026	15,315	18,819

Seattle, Washington Revenue Bonds, Series 2012
5.000% due 09/01/2027	10,025	12,247

Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,350

Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,430

Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,377

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,234

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,848

Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	13,635
5.000% due 08/01/2028	12,235	14,817

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Washington State General Obligation Bonds, Series 2012
5.000% due 08/01/2024	$11,525	$14,444
5.000% due 07/01/2025	14,250	17,661
5.000% due 08/01/2025	12,115	15,050
5.000% due 07/01/2026	43,130	53,200
5.000% due 08/01/2026	12,745	15,744
5.000% due 08/01/2027	8,395	10,304
5.000% due 08/01/2028	11,575	14,139

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	10,216

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,551

Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	33,755	42,061

		339,535

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	163,090	124,885

WISCONSIN 0.1%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450

Wisconsin State General Obligation Bonds, Series 2012
5.000% due 05/01/2023	7,035	8,684
5.000% due 05/01/2024	7,970	9,919
5.000% due 05/01/2025	11,160	13,600

Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	95,958

		128,611

Total Municipal Bonds & Notes (Cost $12,229,536)		13,954,696

U.S. GOVERNMENT AGENCIES 47.7%

Bolivia Government AID Bond
0.000% due 02/01/2019	3,042	2,932

Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	135,706
0.000% due 04/25/2018 - 03/25/2036 (b)	7,683	7,422
0.277% due 07/25/2037	543	522
0.317% due 01/25/2021	105	105
0.337% due 03/25/2034	185	184
0.347% due 03/25/2036	4,922	4,607
0.367% due 08/25/2034	172	170
0.417% due 05/25/2035 - 10/27/2037	102,952	102,457
0.457% due 06/25/2032	29	29
0.467% due 03/25/2035 - 05/25/2037	232	233
0.517% due 12/25/2028 - 03/25/2037	8,677	8,719
0.527% due 04/25/2037	145,328	145,961
0.537% due 06/25/2037	26	26
0.567% due 08/25/2033 - 03/25/2044	63,155	63,419
0.577% due 03/25/2037	205	206
0.597% due 07/25/2037	6,333	6,371
0.617% due 06/25/2029 - 11/25/2036	11,003	10,978
0.620% due 04/18/2028	100	101
0.627% due 09/25/2035	38,266	38,495

16	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.662% due 02/25/2037	$29,868	$30,045
0.667% due 10/25/2030 - 12/25/2041	115,820	116,842
0.669% due 08/25/2021 - 03/25/2022	16	16
0.670% due 10/18/2030	621	626
0.717% due 03/25/2017 - 04/25/2038	95,046	95,814
0.770% due 12/18/2031	193	196
0.797% due 08/25/2037 - 06/25/2041	42,669	43,005
0.817% due 05/25/2030	167	168
0.819% due 11/25/2013 - 08/25/2022	20	20
0.847% due 05/25/2040	7,415	7,506
0.867% due 05/25/2030	167	168
0.869% due 10/25/2023 - 03/25/2024	1,498	1,520
0.875% due 08/28/2017	84,900	85,430
0.917% due 10/25/2037 - 06/25/2040	46,403	46,813
0.937% due 06/25/2037	21,375	21,584
0.947% due 06/25/2040	123,132	124,216
0.957% due 03/25/2040	12,357	12,524
0.967% due 03/25/2038 - 06/25/2040	58,140	58,744
0.976% due 11/01/2021	6,000	6,058
1.019% due 01/25/2022	22	22
1.037% due 12/25/2039	3,071	3,121
1.049% due 01/25/2022	55	56
1.069% due 12/25/2021	25	26
1.117% due 04/25/2032	33	34
1.125% due 04/27/2017	946,000	964,580
1.219% due 04/25/2023	174	178
1.250% due 10/26/2016 - 01/30/2017	443,100	455,331
1.348% due 07/01/2042 - 10/01/2044	39,745	40,619
1.349% due 12/01/2044	4,098	4,167
1.375% due 01/01/2021	9	10
1.381% due 04/01/2027	33	35
1.398% due 09/01/2041	13,461	13,881
1.548% due 10/01/2030 - 10/01/2040	4,597	4,749
1.750% due 02/01/2022	96	97
1.767% due 05/01/2023	113	115
1.875% due 03/01/2019 - 12/01/2020	961	1,003
1.927% due 02/01/2023	51	51
1.953% due 06/01/2023	73	74
1.959% due 09/01/2014	5	6
1.980% due 06/01/2035	1,302	1,375
1.989% due 09/01/2022	83	86
2.042% due 06/01/2021	247	260
2.043% due 04/01/2027	33	36
2.050% due 11/01/2023	26	27
2.053% due 11/01/2035	2,767	2,910
2.059% due 08/01/2025	727	779
2.107% due 10/01/2034	1,544	1,629
2.110% due 05/01/2024	11	11
2.113% due 05/01/2030	9	9
2.143% due 09/01/2035	106	112
2.146% due 10/01/2024	50	51
2.155% due 03/01/2035	52	55
2.160% due 06/01/2030	40	41
2.168% due 07/01/2024	203	208
2.170% due 11/01/2023	16	16
2.177% due 11/01/2034	1,947	2,049
2.184% due 10/01/2034	306	323
2.189% due 02/01/2035	2,774	2,950

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.190% due 12/01/2023 - 11/01/2025	$232	$244
2.197% due 11/01/2034	1,454	1,534
2.200% due 08/01/2032	40	41
2.207% due 11/01/2035	324	342
2.220% due 07/01/2026 - 05/01/2036	7,524	7,986
2.224% due 12/01/2034	173	183
2.230% due 09/01/2023	114	118
2.235% due 11/01/2035	10,737	11,341
2.245% due 03/01/2025 - 01/01/2035	10,798	11,452
2.249% due 12/01/2034	161	170
2.250% due 09/01/2024 - 12/01/2025	212	219
2.255% due 08/01/2027 - 09/01/2033	1,100	1,176
2.256% due 07/01/2019 - 07/01/2035	187	196
2.257% due 04/01/2034	12	13
2.260% due 08/01/2033	19	21
2.265% due 09/01/2029	4	4
2.267% due 12/01/2022	20	21
2.272% due 02/01/2034	54	58
2.277% due 09/01/2033	40	41
2.280% due 12/01/2033	796	831
2.283% due 12/01/2034	56	60
2.287% due 01/01/2035	6,750	7,143
2.291% due 02/01/2035	2,620	2,800
2.292% due 05/01/2025 - 01/01/2026	253	269
2.295% due 06/01/2015	42	42
2.300% due 10/01/2024 - 01/01/2036	10,467	11,151
2.301% due 10/01/2034	1,501	1,602
2.302% due 08/01/2026	83	89
2.303% due 07/01/2021	19	21
2.310% due 08/01/2022 - 07/01/2035	75,310	77,532
2.312% due 11/01/2025	379	407
2.315% due 11/01/2023	119	120
2.316% due 06/01/2035	7,747	8,222
2.320% due 06/01/2023	16	16
2.325% due 12/01/2023 - 06/01/2025	226	237
2.334% due 02/01/2035	388	411
2.337% due 12/01/2034	1,127	1,199
2.338% due 05/01/2026	31	33
2.340% due 11/01/2025	20	20
2.343% due 04/01/2027 - 10/01/2034	2,718	2,901
2.345% due 07/01/2026	9	10
2.352% due 09/01/2035	465	492
2.356% due 07/01/2020	52	53
2.366% due 10/01/2020	13	13
2.368% due 11/01/2019	33	34
2.369% due 11/01/2032	58	62
2.374% due 12/01/2024	10	10
2.375% due 04/01/2017 - 03/01/2024	22	22
2.382% due 09/01/2035	1,289	1,376
2.385% due 06/01/2035	4,820	5,154
2.386% due 09/01/2024	75	76
2.389% due 09/01/2034	897	947
2.390% due 03/01/2033 - 04/01/2036	320	339
2.395% due 12/01/2025	240	259
2.404% due 05/01/2030	7	7
2.415% due 08/01/2035	32	34
2.419% due 02/01/2028	35	38

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.421% due 09/01/2035	$5,133	$5,502
2.425% due 08/01/2031	114	116
2.426% due 09/01/2035	6,024	6,369
2.427% due 10/01/2035	1,251	1,339
2.430% due 01/25/2019	45,000	47,980
2.437% due 01/01/2035	1,313	1,390
2.439% due 11/01/2034	45	48
2.440% due 06/01/2025 - 11/01/2025	341	361
2.446% due 11/01/2035	7,628	8,166
2.450% due 10/01/2027 - 08/01/2035	319	339
2.460% due 08/01/2022 - 03/01/2026	17,844	18,528
2.466% due 10/01/2019 - 12/01/2033	439	470
2.475% due 05/01/2022	6	6
2.492% due 11/01/2034	3,281	3,524
2.500% due 02/01/2024 - 11/01/2027	1,070,992	1,125,385
2.505% due 12/01/2034	68	73
2.521% due 05/01/2034 - 12/01/2034	429	458
2.527% due 11/01/2034	1,303	1,394
2.528% due 09/01/2035	51	54
2.530% due 10/01/2022	18,000	18,730
2.538% due 06/01/2033	83	88
2.541% due 10/01/2023	16	17
2.543% due 01/01/2036	481	517
2.555% due 07/01/2017 - 12/01/2023	444	459
2.565% due 09/01/2021	8	9
2.585% due 11/01/2023	13	13
2.587% due 05/01/2035	181	193
2.588% due 11/01/2035	712	763
2.593% due 12/01/2036	84	91
2.594% due 06/01/2035	1,249	1,337
2.606% due 09/01/2034 - 09/01/2035	13,392	14,351
2.609% due 02/01/2035	2,669	2,862
2.612% due 09/01/2035 - 12/01/2035	1,178	1,262
2.613% due 08/01/2027	72	78
2.633% due 12/01/2030	12	13
2.639% due 09/01/2017	300	310
2.642% due 04/01/2018	102	107
2.643% due 07/01/2033	12	12
2.649% due 07/01/2034	20	22
2.657% due 12/01/2027	234	252
2.658% due 10/01/2026	9	9
2.660% due 08/01/2022	5,250	5,516
2.665% due 07/01/2022	5,983	6,299
2.667% due 02/01/2035	2,277	2,442
2.670% due 08/01/2022 - 02/01/2035	23,492	24,757
2.675% due 05/25/2035	18,416	19,698
2.676% due 12/01/2033 - 03/01/2034	6,301	6,744
2.680% due 02/01/2022	27,705	29,117
2.688% due 05/01/2033	179	191
2.694% due 06/01/2034	17	17
2.719% due 07/01/2035	54	58
2.720% due 03/01/2033 - 07/01/2035	2,144	2,299
2.721% due 03/01/2035	986	1,056
2.722% due 04/01/2026 - 01/01/2037	172	183
2.725% due 12/01/2026	11	12
2.726% due 08/01/2035	861	925
2.738% due 08/01/2035	2,398	2,577

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.739% due 05/01/2035	$16,758	$17,914
2.740% due 08/01/2022	12,200	12,895
2.745% due 04/01/2034	205	218
2.750% due 07/01/2022	3,880	4,105
2.750% due 08/01/2022	7,700	8,086
2.751% due 12/01/2017	368	384
2.752% due 05/01/2037	27	29
2.753% due 11/01/2024	965	1,014
2.758% due 08/01/2035	5,557	5,973
2.770% due 06/01/2022	14,437	15,309
2.780% due 06/01/2022 - 08/01/2022	15,556	16,493
2.783% due 07/01/2034	2,948	3,155
2.785% due 02/01/2035	56	60
2.790% due 07/01/2022	4,489	4,762
2.797% due 11/01/2031	112	113
2.800% due 07/01/2022 - 08/01/2022	12,228	12,984
2.802% due 05/01/2035	8,999	9,636
2.810% due 08/01/2035 - 02/01/2036	784	843
2.819% due 04/01/2024	187	188
2.820% due 04/01/2022 - 07/01/2022	24,139	25,699
2.830% due 07/01/2022 - 03/01/2035	3,791	4,029
2.840% due 06/01/2035	107	115
2.849% due 01/01/2037	189	202
2.850% due 05/01/2022	2,181	2,326
2.870% due 03/01/2022 - 09/01/2027	209,180	213,714
2.875% due 01/01/2018 - 11/01/2027	89	94
2.884% due 05/01/2035	3,368	3,616
2.898% due 08/01/2023	41	42
2.900% due 05/01/2022	6,800	7,277
2.915% due 07/01/2035	1,924	2,066
2.920% due 03/01/2022 - 06/01/2022	27,700	29,502
2.940% due 06/01/2022	8,468	9,085
2.944% due 05/01/2014	17	18
2.946% due 03/01/2036	336	362
2.960% due 05/01/2022 - 07/01/2022	6,950	7,451
2.975% due 06/01/2019	1	1
2.982% due 09/01/2019	407	423
2.990% due 06/01/2022	17,000	18,191
3.000% due 12/01/2021 - 11/01/2042	7,214,803	7,623,777
3.018% due 04/01/2024	13	13
3.040% due 04/01/2022	3,218	3,328
3.043% due 05/01/2022	8,946	9,678
3.050% due 10/01/2020	22	22
3.053% due 02/01/2028	325	337
3.120% due 04/01/2022 - 04/01/2035	8,683	9,384
3.125% due 08/01/2024	79	80
3.137% due 02/01/2021	43	44
3.140% due 11/01/2021	8,700	9,482
3.141% due 08/01/2027	508	547
3.192% due 06/01/2035	900	965
3.220% due 07/01/2019	6	6
3.241% due 02/01/2021	36	37
3.250% due 10/01/2024	4	4
3.272% due 02/01/2033	1	1
3.330% due 11/01/2021 - 12/01/2021	35,950	39,594
3.332% due 10/01/2027	132	138
3.380% due 11/01/2021	1,088	1,199
3.420% due 11/01/2021	5,556	6,003
3.427% due 05/01/2023	176	181

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.430% due 03/01/2022	$69,543	$77,512
3.445% due 12/01/2017	3	3
3.500% due 07/01/2013 - 11/01/2042	27,220,467	29,127,365
3.516% due 09/01/2021	6	6
3.570% due 11/01/2021	2,882	3,195
3.676% due 07/01/2024	77	81
3.750% due 01/01/2020	6	6
3.918% due 04/01/2038	19	21
3.930% due 06/01/2022	25	25
3.980% due 07/01/2021	45,500	51,100
4.000% due 03/01/2013 - 11/01/2042	40,824,945	44,014,611
4.014% due 08/01/2022	629	639
4.192% due 03/01/2023	113	116
4.250% due 05/01/2016	11,932	13,088
4.268% due 09/01/2037	82	89
4.295% due 11/01/2021	34	34
4.312% due 09/01/2028	149	156
4.375% due 03/01/2023	67	71
4.383% due 02/01/2020	24	24
4.398% due 02/01/2028	21	22
4.478% due 10/01/2035	861	921
4.500% due 01/01/2013 - 11/01/2042	17,680,720	19,195,924
4.501% due 07/01/2019	33,886	39,451
4.502% due 12/01/2036	605	643
4.627% due 09/01/2034	593	643
4.727% due 11/01/2012	21	21
4.762% due 09/01/2035	824	882
4.826% due 04/01/2013	20	20
4.856% due 02/01/2013	133	134
4.870% due 05/01/2013	119	121
4.887% due 02/01/2013	134	134
4.992% due 03/01/2024	16	16
5.000% due 02/13/2017 - 10/01/2042	4,469,275	4,919,509
5.022% due 05/01/2035	152	164
5.025% due 11/01/2022	14	14
5.032% due 06/01/2035	1,229	1,325
5.062% due 10/01/2035	978	1,054
5.105% due 07/01/2035	596	645
5.121% due 09/01/2035	1,804	1,948
5.133% due 11/01/2035	1,703	1,841
5.137% due 09/01/2035	575	621
5.142% due 11/01/2035	1,056	1,140
5.150% due 08/01/2035	1,321	1,428
5.152% due 02/01/2016	173	195
5.158% due 08/01/2035	1,270	1,373
5.178% due 09/01/2035	23	25
5.184% due 07/01/2035	1,062	1,148
5.220% due 12/01/2035	204	221
5.226% due 06/01/2029	40	42
5.228% due 12/01/2035	1,000	1,082
5.241% due 07/01/2035	730	790
5.242% due 10/01/2035	2,265	2,452
5.246% due 11/01/2035	4	4
5.258% due 08/01/2035	1,358	1,471
5.274% due 10/01/2035	1,229	1,331
5.286% due 09/01/2035	1,513	1,636
5.287% due 10/01/2035	1,532	1,657
5.290% due 11/25/2033	236	243
5.310% due 08/25/2033	1,160	1,191
5.332% due 01/01/2036	1,314	1,420
5.340% due 11/01/2035	1,710	1,853
5.352% due 11/01/2035	2,016	2,185
5.353% due 01/01/2036	23	25
5.370% due 08/25/2043	1,166	1,202
5.375% due 06/12/2017	144,200	175,021

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.387% due 10/01/2035	$436	$472
5.500% due 06/01/2017 - 11/01/2042	4,820,679	5,310,162
5.531% due 03/01/2036	1,377	1,496
5.547% due 12/01/2035	880	957
5.609% due 03/01/2036	811	873
5.633% due 02/01/2036	1,535	1,670
5.637% due 02/01/2036	170	183
5.669% due 03/01/2023	301	325
5.686% due 03/01/2036	1,682	1,833
5.693% due 01/01/2036	684	734
5.720% due 04/01/2036	4	5
5.750% due 12/20/2027 - 08/25/2034	1,665	1,837
5.790% due 10/01/2017 - 09/01/2037	385	449
5.794% due 06/01/2036	248	270
5.795% due 03/01/2036	1,300	1,418
5.884% due 06/25/2037 (a)	4,015	585
5.926% due 09/01/2036	1	1
5.996% due 09/01/2036	14	15
6.000% due 04/01/2013 - 10/25/2044	3,676,491	4,078,098
6.034% due 05/25/2037 - 06/25/2037 (a)	6,734	1,051
6.160% due 08/01/2017	146	166
6.215% due 12/25/2042	18,931	21,946
6.250% due 07/01/2024 - 02/25/2029	895	1,027
6.290% due 02/25/2029	500	567
6.300% due 10/17/2038	2,966	3,232
6.334% due 07/25/2036 (a)	3,208	497
6.384% due 06/25/2037 (a)	3,479	492
6.434% due 07/25/2037 (a)	4,372	616
6.492% due 10/25/2042	21,432	24,381
6.500% due 04/01/2013 - 02/25/2047	84,838	97,070
6.697% due 03/25/2042	4,939	5,008
6.750% due 10/25/2023	161	189
6.900% due 05/25/2023	23	26
7.000% due 09/01/2013 - 01/25/2048	12,878	14,707
7.019% due 08/25/2037	305	335
7.250% due 01/01/2023	344	386
7.284% due 09/25/2038 (a)	2,167	353
7.375% due 05/25/2022	523	618
7.500% due 06/01/2013 - 07/25/2041	4,388	4,929
7.750% due 01/25/2022	701	778
7.780% due 01/01/2018	1,875	2,067
7.800% due 10/25/2022 - 06/25/2026	129	155
8.000% due 06/01/2015 - 08/01/2032	10,543	12,843
8.000% due 08/18/2027 (a)	5	1
8.060% due 04/01/2030	1,580	2,006
8.080% due 04/01/2030	871	982
8.200% due 04/25/2025	1	1
8.239% due 03/25/2039	20	24
8.490% due 06/01/2025	759	871
8.500% due 06/01/2017 - 07/01/2037	2,404	2,894
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	101	115
9.000% due 04/01/2017 - 11/01/2025	752	885
9.000% due 06/25/2022 (a)	23	5
9.250% due 04/25/2018	9	10
9.300% due 05/25/2018 - 08/25/2019	31	35
9.500% due 01/01/2018 - 03/01/2026	381	441

18	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.585% due 09/25/2028	$128	$138
10.000% due 11/01/2013 - 05/01/2022	65	69
10.500% due 11/01/2013 - 04/01/2022	4	4
11.000% due 11/01/2013 - 11/01/2020	42	47
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	3
1,000.000% due 04/25/2022	0	5

Farmer Mac
6.775% due 01/25/2013	264	262

FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	15,849	15,809
2.980% due 12/06/2020	7,782	8,200

Federal Housing Administration
1.000% due 12/01/2018 - 08/01/2020	2,272	2,268
6.896% due 07/01/2020	5,370	5,262
6.960% due 05/01/2016	42	41
7.110% due 05/01/2019	972	954
7.315% due 08/01/2019	2,636	2,594
7.350% due 04/01/2019	38	37
7.375% due 02/01/2018	100	98
7.400% due 01/25/2020	540	531
7.430% due 10/01/2018 - 05/01/2024	3,517	3,472
7.430% due 12/01/2018 ^	278	275
7.450% due 05/01/2021	1,789	1,766
7.460% due 01/01/2023	40	39
7.465% due 11/01/2019	1,343	1,326
7.580% due 12/01/2040	6,902	6,821

Freddie Mac
0.000% due 10/15/2033 (b)	192	192
0.257% due 12/25/2036	9,826	9,764
0.371% due 07/15/2019 - 08/15/2019	8,467	8,482
0.461% due 05/15/2036	32	32
0.471% due 07/15/2034	589	590
0.477% due 08/25/2031	481	470
0.521% due 02/15/2037	22	23
0.561% due 02/15/2037	128	129
0.571% due 12/15/2029 - 12/15/2030	141	141
0.621% due 06/15/2018 - 05/15/2037	35,004	35,216
0.671% due 06/15/2023 - 12/15/2031	220	221
0.721% due 06/15/2030 - 12/15/2032	231	234
0.791% due 06/15/2041 - 07/15/2041	63,631	64,087
0.801% due 05/15/2032 - 07/15/2037	28,506	28,878
0.831% due 07/15/2037	2,008	2,027
0.891% due 08/15/2037	14,029	14,169
0.921% due 08/15/2037	4,770	4,826
0.931% due 10/15/2037	8,023	8,107
0.941% due 05/15/2037 - 09/15/2037	5,814	5,868
0.971% due 08/15/2036	246	249
1.000% due 03/08/2017 - 09/29/2017	2,416,800	2,449,699
1.071% due 11/15/2039	140	143
1.217% due 05/25/2043	8,907	8,828
1.250% due 05/12/2017 - 02/15/2021	504,210	513,209
1.250% due 10/02/2019 (c)	698,900	697,453
1.306% due 10/25/2044	11,538	11,638
1.348% due 02/25/2045	28,224	27,553

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.380% due 10/25/2023	$116	$115
1.511% due 07/25/2044	4,861	4,970
1.594% due 01/01/2022	53	54
1.625% due 04/01/2017 - 06/01/2017	3	3
1.696% due 12/25/2018 (a)	294,760	23,973
1.750% due 05/30/2019	586,000	608,043
1.870% due 10/25/2023	582	602
1.875% due 12/01/2016	56	57
1.897% due 06/01/2022	8	8
2.040% due 10/01/2022	30	30
2.125% due 02/01/2018	44	44
2.160% due 06/01/2033	245	260
2.171% due 07/01/2023	41	41
2.198% due 10/01/2023	34	36
2.210% due 07/01/2020	94	95
2.222% due 07/01/2032	2	2
2.235% due 07/01/2022	74	75
2.238% due 12/01/2022	9	9
2.250% due 01/01/2019	1	1
2.265% due 05/01/2020 - 11/01/2026	242	253
2.288% due 11/01/2023	126	132
2.302% due 04/01/2025	2	2
2.308% due 04/01/2024	375	402
2.311% due 04/01/2025	63	65
2.314% due 06/01/2021	216	230
2.315% due 07/01/2024	59	62
2.317% due 08/01/2023	73	76
2.318% due 06/01/2022	273	278
2.320% due 02/01/2037	23	24
2.322% due 06/01/2022	71	72
2.331% due 06/01/2024	260	277
2.332% due 09/01/2028	2	2
2.339% due 02/01/2025	12	13
2.347% due 07/01/2024	47	50
2.352% due 10/01/2026	275	294
2.354% due 08/01/2023	297	307
2.361% due 02/01/2023 - 05/01/2023	93	96
2.365% due 08/01/2023 - 11/01/2023	287	297
2.366% due 05/01/2022	12	13
2.367% due 01/01/2034	3,477	3,644
2.368% due 04/01/2029	97	102
2.369% due 07/01/2025 - 11/01/2035	14,154	14,819
2.375% due 01/13/2022 - 08/01/2035	1,263,478	1,329,001
2.383% due 09/01/2023	395	422
2.384% due 05/01/2023	45	46
2.393% due 05/01/2023	72	73
2.396% due 10/01/2024	64	69
2.398% due 09/01/2023	23	23
2.409% due 10/01/2023	214	225
2.421% due 09/01/2035	79	84
2.428% due 02/01/2026	334	357
2.431% due 08/01/2023	640	680
2.467% due 10/01/2035	524	562
2.470% due 10/01/2024	16	17
2.472% due 03/01/2035	1,344	1,426
2.480% due 02/01/2021	5	5
2.481% due 12/01/2026	391	403
2.482% due 07/01/2027 - 01/01/2028	37	39
2.494% due 09/01/2023	238	254
2.498% due 10/01/2035	13,130	13,928
2.500% due 12/01/2023	97	103
2.522% due 10/01/2035	10,604	11,245
2.525% due 06/01/2020	54	55

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.533% due 07/01/2030	$575	$597
2.538% due 10/01/2023	73	77
2.551% due 04/01/2036	847	911
2.560% due 01/01/2024	23	24
2.564% due 09/01/2023	114	115
2.579% due 09/01/2035	5,743	6,155
2.585% due 09/01/2035	39	42
2.609% due 03/01/2024	175	185
2.625% due 04/01/2023 - 03/01/2035	163	174
2.626% due 10/01/2035	12,547	13,324
2.627% due 08/01/2023	35	36
2.628% due 11/01/2035	9,673	10,270
2.645% due 01/01/2035	200	205
2.665% due 01/01/2037	159	171
2.670% due 06/01/2030	336	359
2.703% due 08/01/2035	480	516
2.713% due 05/01/2035	17,112	18,346
2.714% due 10/01/2035	22,182	23,728
2.718% due 02/01/2037	18	19
2.726% due 07/01/2019	121	123
2.739% due 06/01/2035	33,098	35,489
2.751% due 02/01/2036	464	494
2.759% due 08/01/2035	177	190
2.760% due 06/01/2037	27	29
2.770% due 07/01/2023	67	68
2.815% due 07/01/2033	12	13
2.825% due 07/01/2035	7,212	7,753
2.840% due 03/01/2035	19	21
2.845% due 05/01/2037	153	164
2.856% due 10/01/2023 - 09/01/2035	281	300
2.870% due 05/01/2037	54	57
2.875% due 09/01/2018 - 07/01/2036	48	49
2.904% due 04/01/2036	6	7
2.919% due 09/01/2037	20	21
2.940% due 07/01/2032	68	73
2.947% due 11/01/2034	456	491
2.955% due 07/01/2035	6,760	7,275
2.970% due 05/01/2021	632	653
2.976% due 05/01/2036	489	523
3.030% due 02/01/2019	21	21
3.075% due 01/01/2019	1	1
3.105% due 05/01/2018	36	38
3.133% due 07/01/2019	2	2
3.141% due 12/01/2018	170	171
3.190% due 08/15/2032	4,082	4,267
3.192% due 03/01/2022	626	670
3.235% due 05/01/2018	97	98
3.250% due 05/01/2023 - 11/15/2025	137	142
3.336% due 04/01/2029	22	22
3.348% due 05/01/2018	131	132
3.350% due 11/15/2025	500	513
3.366% due 03/01/2021	280	284
3.500% due 09/01/2018 - 08/15/2042	19,511	20,023
3.512% due 01/01/2021	24	24
3.750% due 11/15/2017 - 03/27/2019	176,531	206,076
3.794% due 10/01/2020	5	5
4.000% due 09/15/2018 - 10/01/2042	524,202	563,369
4.150% due 06/15/2030	570	590
4.300% due 12/15/2024	1,000	1,007
4.400% due 01/15/2025	650	658
4.500% due 05/01/2013 - 01/01/2042	3,427,676	3,697,438

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.525% due 05/01/2020	$10	$11
4.530% due 01/01/2019	38	38
4.789% due 10/01/2020	106	107
4.977% due 10/01/2035	1,114	1,205
5.000% due 02/01/2013 - 07/01/2040	85,598	93,610
5.059% due 01/01/2036	6	6
5.083% due 10/01/2035	1,745	1,883
5.308% due 12/01/2035	900	974
5.438% due 11/01/2035	783	850
5.477% due 02/01/2038	27	29
5.500% due 10/01/2013 - 07/01/2047	590,952	647,791
5.683% due 03/01/2036	736	802
5.736% due 12/01/2037	113	122
5.841% due 04/01/2036	1,063	1,159
5.950% due 06/15/2028	35,765	40,692
6.000% due 11/01/2012 - 10/01/2042	887,320	979,073
6.029% due 02/15/2038 (a)	2,673	356
6.250% due 12/15/2028	576	648
6.429% due 11/15/2036 (a)	36,039	7,034
6.500% due 12/01/2012 - 10/25/2043	167,023	183,088
6.950% due 07/15/2021 - 08/15/2021	58	65
7.000% due 01/01/2014 - 10/25/2043	23,629	26,978
7.000% due 09/15/2023 (a)	12	2
7.400% due 02/01/2021	426	419
7.500% due 02/01/2016 - 11/01/2037	9,647	10,952
7.645% due 05/01/2025	6,565	7,841
7.800% due 09/15/2020	5	5
8.000% due 11/01/2013 - 06/01/2030	1,761	2,055
8.250% due 06/15/2022	109	126
8.359% due 08/15/2041	8,749	8,979
8.398% due 07/15/2041	8,793	8,896
8.500% due 07/01/2014 - 06/01/2030	1,122	1,298
8.654% due 10/15/2033	247	249
8.729% due 11/15/2033	1,645	1,837
8.750% due 12/15/2020	51	61
8.858% due 05/15/2041	1,005	1,014
8.900% due 11/15/2020	309	349
9.000% due 10/01/2013 - 07/01/2030	340	386
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	344	388
10.000% due 06/01/2017 - 03/01/2021	16	19
10.500% due 10/01/2017 - 01/01/2021	6	7
11.000% due 07/01/2019 - 05/01/2020	1	1
13.250% due 10/01/2013	14	14
14.000% due 04/01/2016	1	1
20.025% due 05/15/2033	1,184	1,623
37.315% due 08/15/2037	2,444	4,175
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	2

Ginnie Mae
0.519% due 05/20/2037	53,946	54,166
0.621% due 06/16/2031 - 03/16/2032	332	335

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.671% due 11/16/2029 - 10/16/2030	$320	$324
0.719% due 09/20/2030	120	122
0.721% due 02/16/2030 - 04/16/2032	1,812	1,834
0.771% due 12/16/2025	60	61
0.821% due 02/16/2030	1,349	1,372
0.871% due 02/16/2030	565	575
1.150% due 02/20/2060	48,429	49,303
1.169% due 03/20/2031	93	95
1.467% due 11/16/2043 (a)	176,414	14,540
1.625% due 02/20/2017 - 07/20/2034	53,155	55,260
1.750% due 04/20/2022 - 05/20/2032	18,471	19,247
2.000% due 05/20/2017 - 08/20/2030	11,826	12,339
2.125% due 01/20/2025	12	13
2.500% due 06/20/2021 - 04/20/2041	21,409	22,396
3.000% due 12/20/2018 - 06/20/2025	204	214
3.500% due 12/20/2017 - 12/20/2020	112	118
4.000% due 12/20/2015 - 05/20/2041	4,151	4,516
4.500% due 11/16/2028 - 08/15/2033	3,031	3,361
4.750% due 07/20/2035	2,073	2,405
5.000% due 02/20/2031 - 10/15/2037	520	558
5.196% due 10/16/2037	1,500	1,685
5.244% due 04/16/2038	1,560	1,718
5.500% due 05/20/2017 - 03/16/2034	1,812	2,170
6.000% due 03/15/2013 - 02/15/2040	20,955	23,910
6.250% due 03/16/2029	339	366
6.379% due 08/16/2033 (a)	2,166	472
6.500% due 04/15/2026 - 09/20/2038	27,951	31,813
6.750% due 06/20/2028 - 10/16/2040	13,347	15,196
7.000% due 04/15/2012 - 10/15/2034	3,691	4,213
7.500% due 05/20/2017 - 02/15/2035	4,502	5,102
7.750% due 08/20/2025 - 12/15/2040	1,516	1,623
8.000% due 10/15/2011 - 10/20/2031	802	937
8.250% due 04/15/2020	39	45
8.300% due 06/15/2019	10	12
8.500% due 07/15/2016 - 04/15/2031	570	650
9.000% due 04/20/2016 - 01/15/2031	565	630
9.500% due 09/15/2016 - 12/15/2026	256	274
10.000% due 02/15/2013 - 02/15/2025	163	179
10.250% due 02/20/2019	7	7
10.500% due 12/15/2015 - 09/15/2021	56	58
11.000% due 06/15/2013 - 09/15/2017	2	2
12.000% due 09/20/2013 - 05/15/2016	12	12
13.500% due 09/15/2014	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	$71	$72
1.000% due 03/25/2025 - 07/25/2025	90	91
1.100% due 01/25/2019 - 11/25/2024	95	97
3.870% due 01/01/2014	166	168
4.120% due 03/10/2014	202	207
4.190% due 03/01/2030	21,423	23,685
4.330% due 07/01/2014	36	37
4.340% due 03/01/2024	132	146
4.350% due 07/01/2023	418	459
4.430% due 05/01/2029	4,519	5,021
4.504% due 02/10/2014	16	17
4.524% due 02/10/2013	1,409	1,429
4.580% due 03/01/2018	313	334
4.625% due 02/01/2025	887	989
4.684% due 09/10/2014	4,675	4,899
4.750% due 07/01/2025	3,064	3,419
4.754% due 08/10/2014	762	782
4.770% due 04/01/2024	641	711
4.840% due 02/01/2023 - 05/01/2025	13,402	14,995
4.870% due 12/01/2024	1,230	1,383
4.890% due 12/01/2023	759	843
4.930% due 01/01/2024	1,492	1,652
4.950% due 03/01/2025	1,280	1,437
4.980% due 11/01/2023	5,654	6,288
5.090% due 10/01/2025	520	585
5.110% due 05/01/2017 - 08/01/2025	1,378	1,541
5.120% due 11/01/2017	112	119
5.130% due 09/01/2023	3,515	3,901
5.136% due 08/10/2013	140	144
5.160% due 02/01/2028	2,338	2,674
5.170% due 01/01/2028	1,713	1,959
5.190% due 01/01/2017 - 07/01/2024	270	298
5.200% due 11/01/2015	156	163
5.230% due 11/01/2016	175	184
5.240% due 08/01/2023	383	428
5.290% due 12/01/2027	52,913	60,489
5.310% due 05/01/2027	281	323
5.320% due 04/01/2027	342	394
5.340% due 11/01/2021	3,177	3,511
5.370% due 09/01/2016	160	169
5.490% due 05/01/2028	19,494	22,575
5.510% due 11/01/2027	616	712
5.520% due 06/01/2024	4,868	5,473
5.600% due 09/01/2028	5,787	6,722
5.680% due 05/01/2016 - 06/01/2028	18,560	21,576
5.725% due 09/10/2018	17,296	19,345
5.780% due 08/01/2027	58	68
5.820% due 07/01/2027	2,279	2,659
5.870% due 07/01/2028	580	677
5.902% due 02/10/2018	3,402	3,772
6.020% due 08/01/2028	591	692
6.070% due 07/01/2026	869	1,007
6.340% due 03/01/2021	4,261	4,732
6.440% due 02/01/2021	790	885
6.700% due 12/01/2016	1,074	1,146
6.900% due 12/01/2020	1,224	1,369
6.950% due 11/01/2016	228	243
7.060% due 11/01/2019	595	657
7.150% due 03/01/2017	326	353
7.190% due 12/01/2019	217	243

20	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.200% due 10/01/2019	$349	$388
7.220% due 11/01/2020	323	363
7.500% due 04/01/2017	249	269
7.630% due 06/01/2020	1,754	1,990
7.700% due 07/01/2016	97	103

Tennessee Valley Authority
4.375% due 06/15/2041	850	891

Vendee Mortgage Trust
0.430% due 06/15/2023 (a)	13,312	130
6.500% due 09/15/2024	10,010	11,795
6.687% due 01/15/2030	1,482	1,797

Total U.S. Government Agencies (Cost $130,327,123)		132,820,637

U.S. TREASURY OBLIGATIONS 17.4%

U.S. Treasury Bonds
3.000% due 05/15/2042 (j)(l)(m)	2,230,738	2,316,831
3.125% due 11/15/2041	891,700	951,333
3.125% due 02/15/2042 (j)(l)(m)	131,200	139,769

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2017 (j)	168,266	181,359
0.125% due 01/15/2022	2,714,762	2,964,181
0.125% due 07/15/2022	1,720,844	1,882,307
0.625% due 07/15/2021 (j)(l)(m)	4,981,920	5,705,076
0.750% due 02/15/2042	2,410,458	2,627,399
1.125% due 01/15/2021	370,196	438,567
1.250% due 07/15/2020	599,146	716,868
1.375% due 07/15/2018	42,925	50,363
1.375% due 01/15/2020	503,166	602,463
1.625% due 01/15/2018	46,043	53,928
1.750% due 01/15/2028 (l)(m)	2,106,042	2,733,082
2.000% due 01/15/2026 (l)(m)	1,828,407	2,406,212
2.125% due 01/15/2019	60,507	74,301
2.125% due 02/15/2040 (m)	48,444	70,948
2.125% due 02/15/2041	17,367	25,607
2.375% due 01/15/2025	1,939,132	2,636,615
2.375% due 01/15/2027 (l)(m)	2,315,206	3,202,038
2.500% due 01/15/2029 (l)(m)	2,754,047	3,947,109
3.625% due 04/15/2028 (m)	269,487	428,358
3.875% due 04/15/2029 (m)	532,838	886,926

U.S. Treasury Notes
0.250% due 09/30/2014 (c)	720,700	721,038
0.250% due 09/15/2015	2,000,000	1,996,876
0.875% due 07/31/2019	1,203,700	1,193,074
1.000% due 06/30/2019 (j)(m)	3,128,683	3,130,394
1.000% due 08/31/2019	2,103,400	2,099,784
1.000% due 09/30/2019 (c)	1,061,239	1,058,150
1.125% due 05/31/2019	566,000	571,748
1.750% due 05/15/2022 (m)	1,436,476	1,457,463
2.625% due 04/30/2018	116,600	128,624
2.875% due 03/31/2018	172,800	192,915
3.375% due 11/15/2019	292,680	339,532
3.625% due 08/15/2019	105,259	123,696
3.625% due 02/15/2020	196,600	231,819

Total U.S. Treasury Obligations (Cost $46,064,286)		48,286,753

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MORTGAGE-BACKED SECURITIES 6.6%

7 WTC Depositor LLC Trust
4.082% due 03/13/2031		$4,600	$4,844

Adjustable Rate Mortgage Trust
0.757% due 11/25/2035		48	36
2.817% due 03/25/2035		8,925	8,861
2.846% due 01/25/2035		721	718
2.867% due 07/25/2035		2,847	2,425
2.969% due 09/25/2035		9,579	7,132
2.996% due 11/25/2035		1,160	931
3.042% due 11/25/2035		10,799	8,892
3.113% due 09/25/2035		581	529
3.155% due 08/25/2035		6,555	6,106
3.384% due 07/25/2035		5,590	4,857
5.119% due 01/25/2036		29,563	27,948
5.266% due 10/25/2035		23,878	22,607

American Home Mortgage Assets LLC
0.407% due 05/25/2046		35,999	22,742
0.407% due 09/25/2046		21,245	13,325
0.427% due 10/25/2046		22,348	13,048
0.848% due 02/25/2047		47,690	26,375
1.068% due 11/25/2046		79,938	41,127
1.088% due 10/25/2046		23,744	14,542
1.108% due 09/25/2046		6,453	3,751

American Home Mortgage Investment Trust
0.587% due 10/25/2034		29	29
2.155% due 09/25/2045		18,245	16,647
2.280% due 09/25/2035		498	504
2.405% due 11/25/2045 ^		4,636	3,691
2.533% due 10/25/2034		24,322	24,445
2.709% due 02/25/2045		73,468	71,791

Arkle Master Issuer PLC
1.585% due 05/17/2060		700,671	703,310
2.135% due 05/17/2060		66,700	69,171

Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	26,719	34,470
1.545% due 05/16/2047		17,953	23,098
1.745% due 05/16/2047		354,184	463,945

Banc of America Alternative Loan Trust
0.617% due 05/25/2035		$2,353	1,687
5.000% due 08/25/2019		1,168	1,207

Banc of America Commercial Mortgage Trust
0.614% due 07/10/2046 (a)		58,435	229
5.369% due 10/10/2045		9,200	10,072
5.414% due 09/10/2047		15,400	17,575
5.449% due 01/15/2049		1,359	1,436
5.451% due 01/15/2049		5,410	6,282
5.492% due 02/10/2051		25,110	29,542
5.634% due 04/10/2049		4,356	4,542
5.803% due 04/10/2049		9,454	11,075
5.893% due 06/10/2049		22,606	25,864
5.917% due 05/10/2045		29,000	33,570
6.395% due 02/10/2051		24,070	29,376

Banc of America Funding Corp.
0.409% due 10/20/2036		23,955	15,275
0.409% due 10/20/2046		6,266	4,334
0.509% due 05/20/2035		1,829	1,103
0.519% due 02/20/2035		2,119	1,935
0.617% due 05/25/2037		6,088	3,859
2.614% due 05/25/2035		194,834	202,804
2.634% due 02/20/2036		5,882	5,870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.645% due 03/20/2035	$2,509	$2,488
2.801% due 11/20/2034	1,727	1,508
3.077% due 11/20/2034	9,938	8,725
5.056% due 11/20/2035	3,741	3,372
5.447% due 05/20/2036	12,025	11,372
5.500% due 09/25/2034	22,434	22,077
5.500% due 09/25/2035	31,368	32,363
5.500% due 01/25/2036	8,599	8,541
5.526% due 05/20/2036	13,139	12,943
5.539% due 09/20/2034	1,385	1,431
5.572% due 03/20/2036	2,121	1,779
5.595% due 05/20/2036	5,957	5,505
5.626% due 03/20/2036	755	654
5.627% due 04/20/2036	15,099	13,200
5.630% due 01/20/2047 ^	268	191
5.750% due 10/25/2035	321	325
5.750% due 07/20/2036	5,500	4,973
5.750% due 09/25/2036	5,907	6,054
5.753% due 10/25/2036 ^	1,762	1,338
5.837% due 01/25/2037	1,415	1,068
5.888% due 04/25/2037	4,474	4,038
5.922% due 10/20/2046 ^	4,664	3,383
6.000% due 09/25/2036 ^	36,917	35,547

Banc of America Large Loan Trust
0.731% due 08/15/2029	172	170

Banc of America Large Loan, Inc.
0.731% due 08/15/2029	79	75
1.971% due 11/15/2015	224,302	224,592

Banc of America Mortgage Trust
0.917% due 11/25/2035	2,646	2,430
2.787% due 11/25/2034	3,995	3,995
2.833% due 11/25/2035	2,202	1,932
2.834% due 11/25/2034	2,947	2,567
2.886% due 12/25/2033	3,067	3,135
2.939% due 01/25/2035	3,778	3,658
2.960% due 01/25/2036	9,007	6,533
2.998% due 07/25/2034	366	361
3.000% due 02/25/2036	3,235	2,576
3.003% due 02/25/2035	4,676	4,629
3.034% due 03/25/2035	19,331	18,206
3.089% due 07/25/2035	4,732	4,671
3.100% due 07/25/2035	3,785	3,519
3.102% due 05/25/2035	24,259	21,903
3.111% due 06/25/2035	6,000	5,216
3.113% due 05/25/2034	1,725	1,708
3.120% due 05/25/2033	2,315	2,323
3.123% due 07/25/2033	228	233
3.123% due 08/25/2035	17,905	15,362
3.132% due 04/25/2034	311	315
3.135% due 09/25/2033	2,074	2,096
3.626% due 07/20/2032	973	987
4.945% due 11/25/2034	2,323	2,315
5.106% due 02/25/2035	4,142	4,078
5.293% due 07/25/2035	3,075	3,110
5.310% due 04/25/2035	3,220	3,182
5.500% due 12/25/2020	1,314	1,365
5.500% due 11/25/2035	1,167	1,163
5.500% due 05/25/2037	1,257	1,070
6.000% due 07/25/2046 ^	4,546	3,952
6.500% due 10/25/2031	95	100
6.500% due 09/25/2033	4,581	4,843

Banc of America Re-REMIC Trust
1.765% due 02/17/2040	763	763
5.665% due 02/17/2051	90,358	101,555
5.707% due 06/24/2050	35,400	40,164
6.118% due 02/15/2051	40,000	47,420

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	$468	$470
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	276
5.115% due 10/10/2045	200	225
5.736% due 06/10/2039	403	431
9.073% due 10/11/2037	89	96

Bayview Commercial Asset Trust
0.647% due 08/25/2034	668	591

BCAP LLC Trust
0.357% due 11/26/2036	9,750	6,557
0.377% due 11/26/2036	30,000	17,700
0.387% due 01/25/2037 ^	66,418	42,061
0.547% due 11/26/2035	7,292	5,715
0.567% due 11/26/2035	9,063	6,861
0.957% due 01/26/2047	29,036	22,793
2.612% due 10/26/2036	8,693	7,383
2.943% due 05/26/2036	18,064	13,127
5.000% due 01/26/2021	16,437	16,452
5.013% due 02/26/2036	13,835	12,491
5.184% due 07/26/2037	30,933	27,052
5.250% due 06/26/2036	94,209	81,726
5.250% due 09/26/2036	29,450	26,477
5.250% due 04/26/2037	107,450	98,377
5.250% due 06/26/2037	11,899	11,525
5.250% due 08/26/2037	21,805	21,521
5.491% due 03/26/2037	38,719	31,265
5.500% due 11/25/2034	17,669	17,106
5.788% due 03/26/2037	8,023	8,150

BCRR Trust
4.230% due 12/22/2032	19	19
4.230% due 05/22/2034	2,391	2,392
5.858% due 07/17/2040	10,000	11,928

Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,538	2,584
2.250% due 08/25/2035	4,580	4,494
2.370% due 02/25/2036	13,609	12,978
2.470% due 10/25/2035	42,884	40,398
2.508% due 05/25/2033	1,521	1,544
2.570% due 03/25/2035	40,990	41,497
2.638% due 04/25/2033	190	192
2.647% due 11/25/2034	1,759	1,563
2.648% due 10/25/2035	182,068	178,690
2.722% due 04/25/2034	6,221	6,145
2.735% due 01/25/2035	58	52
2.756% due 08/25/2033	44	44
2.764% due 08/25/2033	790	808
2.803% due 10/25/2033	39	39
2.812% due 01/25/2035	1,709	1,694
2.850% due 04/25/2033	1,096	1,129
2.857% due 11/25/2030	3,547	3,643
2.875% due 01/25/2034	46	42
2.901% due 03/25/2035	6,460	5,654
2.911% due 02/25/2033	115	105
2.931% due 01/25/2034	4,955	5,044
2.954% due 01/25/2035	345	345
2.959% due 02/25/2034	2,723	2,698
2.969% due 08/25/2035	23,534	21,220
2.974% due 08/25/2035 ^	8,611	6,748
2.994% due 01/25/2034	3,029	3,052
3.032% due 05/25/2034	27	28
3.049% due 04/25/2034	2,874	2,712
3.057% due 03/25/2035	6,439	5,595
3.076% due 11/25/2034	5,981	5,709
3.078% due 03/25/2035	2,616	2,638
3.101% due 07/25/2034	524	484

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.108% due 09/25/2034	$3,784	$3,378
3.109% due 04/25/2034	50	50
3.117% due 05/25/2047 ^	34,429	26,451
3.189% due 05/25/2034	19	18
3.229% due 05/25/2034	104	103
3.399% due 11/25/2034	4,301	4,372
3.439% due 12/25/2035	5,851	5,945
4.756% due 07/25/2034	1,714	1,737
5.141% due 08/25/2035	68,527	69,275
5.372% due 04/25/2033	2,979	3,019
5.375% due 02/25/2036	3,966	3,808
5.435% due 02/25/2036	5,587	3,494
5.580% due 04/25/2033	6,703	6,748
5.606% due 02/25/2033	1,962	1,986

Bear Stearns Alt-A Trust
0.377% due 02/25/2034	5,266	4,975
0.377% due 01/25/2047	9,762	4,515
0.417% due 02/25/2034	73	48
0.437% due 04/25/2035	2,816	2,420
0.697% due 02/25/2036	3,801	2,669
0.717% due 03/25/2035	870	840
0.917% due 09/25/2034	1,123	1,097
2.568% due 10/25/2033	136	123
2.676% due 12/25/2033	2,538	2,573
2.682% due 04/25/2035	25	21
2.694% due 01/25/2036 ^	22,735	13,813
2.863% due 02/25/2036 ^	2,176	1,186
2.865% due 08/25/2036 ^	7,517	2,038
2.890% due 05/25/2035	141,003	127,230
2.921% due 11/25/2036	401	270
2.953% due 03/25/2036 ^	2,638	1,593
2.956% due 01/25/2035	4,874	3,661
2.969% due 09/25/2034	1,629	1,383
2.974% due 11/25/2036	92	59
3.006% due 09/25/2035	58,435	47,493
3.059% due 03/25/2036	10,580	6,475
3.079% due 02/25/2034	5,697	5,720
4.848% due 11/25/2036 ^	625	461
5.238% due 11/25/2035 ^	13,102	9,981
5.493% due 08/25/2036 ^	130	90
7.405% due 02/25/2034	205	203

Bear Stearns Commercial Mortgage Securities
0.601% due 03/15/2022	8,454	8,249
0.721% due 03/15/2022	17,750	17,009
4.715% due 02/11/2041	5,075	5,281
4.825% due 11/11/2041	10,000	10,802
4.830% due 08/15/2038	5	5
4.868% due 09/11/2042	17,825	18,650
4.871% due 09/11/2042	100	111
4.980% due 02/11/2041	201	202
5.116% due 02/11/2041	900	984
5.186% due 05/11/2039	1,710	1,763
5.330% due 01/12/2045	36	36
5.331% due 02/11/2044	51,225	56,290
5.382% due 12/11/2040	14,398	14,843
5.405% due 12/11/2040	165	186
5.468% due 06/11/2041	86	92
5.471% due 01/12/2045	30,150	35,228
5.618% due 03/11/2039	13,950	15,891
5.694% due 06/11/2050	48,340	57,187
5.700% due 06/11/2050	64,125	76,558
5.703% due 06/11/2050	1,300	1,390
5.854% due 06/11/2040	4,665	4,818
5.869% due 09/11/2038	385	395
5.894% due 09/11/2038	300	346
5.906% due 06/11/2040	65,962	78,311
7.000% due 05/20/2030	8,273	9,488

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bear Stearns Mortgage Securities, Inc.
3.510% due 06/25/2030	$37	$37

Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	4,897	2,853
2.840% due 01/26/2036	5,796	3,659

Bella Vista Mortgage Trust
0.469% due 05/20/2045	53	35

CC Mortgage Funding Corp.
0.397% due 05/25/2036	3,079	2,350
0.447% due 05/25/2036	11,957	9,200

Chase Mortgage Finance Corp.
2.730% due 12/25/2035	47,728	42,149
2.914% due 03/25/2037	17,024	14,885
2.940% due 02/25/2037	1,161	1,156
2.969% due 02/25/2037	3,642	3,682
3.011% due 02/25/2037	1,661	1,656
3.032% due 02/25/2037	11,429	11,400
3.080% due 09/25/2036	1,611	1,300
4.625% due 02/25/2034	1,778	1,778
4.648% due 12/25/2035	8,253	7,847
5.265% due 01/25/2036 ^	34,463	33,520
5.500% due 12/25/2022	15,149	15,822
5.513% due 09/25/2036	221	194
5.625% due 03/25/2037	576	528
6.000% due 11/25/2036 ^	1,120	948
6.000% due 02/25/2037 ^	2,640	2,471
6.000% due 03/25/2037 ^	20,352	17,562

Chaseflex Trust
0.367% due 06/25/2036	9,855	9,404
0.557% due 08/25/2037	19,089	11,089
0.717% due 06/25/2035	5,167	3,419
5.500% due 06/25/2035	12	12
6.000% due 02/25/2037 ^	3,803	3,103

Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	2,195	2,335
5.500% due 08/25/2022	532	532
5.500% due 12/25/2022	827	858
5.500% due 02/25/2026	737	752
5.500% due 04/25/2037	2,946	3,023
5.750% due 09/25/2037	5,728	5,918
6.000% due 06/25/2036	8,116	8,331
6.000% due 08/25/2036	2,789	2,864

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	407
5.858% due 07/17/2040	7,592	8,335
5.888% due 12/10/2049	500	566
5.921% due 03/15/2049	425	492
6.263% due 12/10/2049	39,552	47,558

Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037	1,098	584
1.017% due 08/25/2035	4,619	2,922
1.990% due 09/25/2035	7,568	7,536
2.230% due 09/25/2035	19,590	19,470
2.340% due 09/25/2035	62,450	60,634
2.530% due 10/25/2035	40,161	36,737
2.570% due 10/25/2035	49,704	46,062
2.600% due 05/25/2035	390	379
2.679% due 08/25/2035	59,809	59,854
2.745% due 05/25/2035	4,532	4,398
2.845% due 12/25/2035 ^	3,639	2,261
2.857% due 09/25/2034	1,426	1,436
2.865% due 02/25/2034	4,881	4,875
2.895% due 07/25/2046 ^	8,935	6,883
3.109% due 09/25/2037 ^	62,474	47,066
5.142% due 09/25/2035	86,969	87,088
5.320% due 08/25/2035	14,165	14,236

22	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 11/25/2035	$4,451	$3,921

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	10,341	10,540
5.322% due 12/11/2049	94,870	108,634
5.393% due 07/15/2044	500	561
5.482% due 01/15/2046	300	340
5.617% due 10/15/2048	3,720	4,318

Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	3,903	4,003
6.000% due 06/25/2037	2,557	2,081

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	234	263

Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	8	9

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	83	85

Commercial Mortgage Loan Trust
6.204% due 12/10/2049	58,150	69,252

Commercial Mortgage Pass-Through Certificates
0.401% due 06/15/2022	15,764	15,036
0.451% due 02/05/2019	4,276	4,187
0.660% due 12/10/2046 (a)	79,031	463
0.721% due 07/16/2034	34	34
5.116% due 06/10/2044	250	278
5.543% due 12/11/2049	19,400	22,170

Community Program Loan Trust
4.500% due 04/01/2029	25,476	25,820

Countrywide Alternative Loan Trust
0.357% due 04/25/2047	18,745	13,966
0.377% due 12/25/2046 ^	8,786	6,291
0.387% due 01/25/2037 ^	2,817	1,949
0.387% due 05/25/2047	71,385	51,179
0.397% due 05/25/2047	7,789	5,353
0.399% due 02/20/2047	1,376	772
0.407% due 08/25/2046	113,702	68,717
0.407% due 09/25/2046	32,245	21,314
0.409% due 09/20/2046	50,992	26,954
0.409% due 03/20/2047	68,622	41,349
0.414% due 12/20/2046	96,714	59,778
0.417% due 05/25/2036	2,684	1,687
0.417% due 06/25/2037	17	13
0.417% due 04/25/2047	14,636	9,898
0.427% due 05/25/2035	287	199
0.427% due 07/25/2046	6,257	4,529
0.429% due 03/20/2046	2,923	1,762
0.429% due 05/20/2046	1,689	1,046
0.429% due 07/20/2046 ^	39,096	18,639
0.467% due 09/25/2046	1,000	215
0.467% due 10/25/2046	437	148
0.477% due 07/25/2035	5,911	4,158
0.477% due 12/25/2035	1,957	1,573
0.477% due 07/25/2036	34,679	14,091
0.477% due 07/25/2046	787	170
0.487% due 05/25/2036 ^	387	72
0.497% due 02/25/2037	4,831	3,030
0.497% due 10/25/2046	11,000	5,086
0.507% due 06/25/2034	5,460	5,152
0.507% due 11/25/2035	1,871	1,165
0.547% due 09/25/2035	2,695	1,738
0.549% due 11/20/2035	40,483	26,442
0.567% due 09/25/2035	3,192	2,259
0.567% due 05/25/2037 ^	486	278
0.667% due 08/25/2033	125	122
0.667% due 09/25/2034	285	276
0.767% due 08/25/2034	95	83

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.767% due 10/25/2036 ^	$8,213	$4,927
0.917% due 10/25/2035	3,980	2,918
1.017% due 12/25/2035	6,137	4,226
1.042% due 08/25/2046	23,441	15,347
1.148% due 12/25/2035	1,192	839
1.148% due 02/25/2036	1,027	784
1.248% due 08/25/2035	421	245
1.317% due 02/25/2036 ^	12,367	8,227
1.517% due 10/25/2035	51,469	38,268
1.648% due 11/25/2035	2,332	1,598
2.188% due 11/25/2035	1,011	716
2.897% due 02/25/2037 ^	49,697	37,911
4.994% due 10/25/2035	2,924	2,159
5.000% due 08/25/2019	323	328
5.000% due 01/25/2035	38	38
5.250% due 10/25/2033	14,723	15,158
5.250% due 06/25/2035	1,649	1,420
5.418% due 08/25/2036	649	663
5.500% due 06/25/2035	17,000	15,097
5.506% due 11/25/2035 ^	2,476	1,779
5.750% due 03/25/2037 ^	2,591	2,019
6.000% due 10/25/2032	564	594
6.000% due 10/25/2033	766	799
6.000% due 12/25/2033	14	14
6.000% due 02/25/2034	15	15
6.000% due 04/25/2036	3,207	2,609
6.000% due 06/25/2036	630	570
6.000% due 01/25/2037 ^	12,641	9,591
6.000% due 02/25/2037 ^	1,569	1,096
6.000% due 02/25/2037	1,070	813
6.000% due 08/25/2037	12,031	10,609
6.250% due 12/25/2033	275	286
6.250% due 11/25/2036 ^	1,654	1,351
6.250% due 08/25/2037 ^	6,188	4,510
6.500% due 05/25/2036 ^	6,440	3,879

Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046	12,632	8,128
0.447% due 05/25/2035	14,317	11,118
0.487% due 03/25/2035	1,483	1,270
0.507% due 04/25/2035	19,791	14,920
0.517% due 05/25/2035	2,384	1,861
0.537% due 03/25/2035	509	354
0.547% due 02/25/2035	2,026	1,710
0.557% due 02/25/2035	432	371
0.557% due 06/25/2035	7,401	6,332
0.557% due 03/25/2036	659	282
0.567% due 02/25/2036	381	138
0.597% due 09/25/2034	32	25
0.617% due 08/25/2018	839	806
0.757% due 02/25/2035	639	584
1.108% due 04/25/2046	11,358	5,679
1.450% due 10/25/2033	6,921	7,037
1.933% due 06/19/2031	136	139
2.125% due 07/19/2031	28	28
2.531% due 07/25/2034	4,204	4,180
2.610% due 02/20/2036	43	33
2.657% due 11/25/2034	11,729	10,753
2.721% due 10/19/2032	65	45
2.722% due 02/20/2035	19,855	18,192
2.797% due 11/20/2034	8,359	7,977
2.801% due 11/20/2034	545	487
2.803% due 03/25/2037 ^	1,876	1,108
2.809% due 02/20/2036	32,161	27,460
2.813% due 06/20/2034	1,425	1,333
2.822% due 07/20/2034	1,327	1,264
2.896% due 05/20/2036	26,458	14,991
2.898% due 02/25/2047 ^	2,152	1,491

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.910% due 04/20/2035	$15	$15
3.012% due 08/25/2034	350	304
3.729% due 09/25/2047 ^	6,047	4,422
4.181% due 11/19/2033	868	875
5.000% due 11/25/2035	164	163
5.054% due 01/20/2035	3,253	3,228
5.087% due 04/25/2035 ^	12,115	10,815
5.102% due 10/20/2035	2,815	2,208
5.143% due 05/20/2036	3,728	2,590
5.189% due 10/25/2035	11,253	9,426
5.250% due 04/25/2035	6,722	6,803
5.264% due 02/20/2036	662	559
5.274% due 04/20/2036 ^	5,592	3,920
5.500% due 12/25/2034	21,678	22,312
5.500% due 03/25/2035	10,100	10,495
5.500% due 04/25/2035	5,626	5,702
5.500% due 05/25/2035	56,155	56,551
5.500% due 09/25/2035	16,392	16,300
5.500% due 10/25/2035	15,422	14,860
5.500% due 11/25/2035	20,772	19,178
5.500% due 04/25/2038	11,346	11,388
5.750% due 02/25/2037 ^	5,667	4,829
5.750% due 07/25/2037	3,181	3,079
6.000% due 05/25/2036	6,995	6,123
6.000% due 12/25/2036	621	542
6.000% due 02/25/2037	37,800	31,835
6.000% due 03/25/2037 ^	2,252	1,982
6.000% due 07/25/2037	3,474	2,944
6.000% due 08/25/2037	21,552	20,425
6.000% due 09/25/2037	1,663	1,607
6.250% due 09/25/2036	15,600	13,511
6.500% due 01/25/2034	688	693
6.500% due 11/25/2034	3,008	3,064
7.500% due 11/25/2034	1,527	1,568
7.500% due 06/25/2035	3,650	3,641

Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	802	700
0.957% due 06/25/2034	1,040	1,017
2.120% due 05/25/2032	33	32
2.303% due 10/25/2033	105	105
2.562% due 06/25/2032	52	40
2.605% due 07/25/2033	6,534	6,488
2.699% due 08/25/2033	884	897
2.707% due 04/25/2034	22,451	22,818
2.875% due 09/25/2034	6,109	6,150
2.967% due 05/25/2034	6,204	5,905
3.120% due 05/25/2032	147	155
4.832% due 04/15/2037	10,553	11,457
4.902% due 06/25/2032	23	23
5.100% due 08/15/2038	200	222
5.104% due 08/15/2038	250	275
5.500% due 09/25/2035	14,226	14,400
5.500% due 10/25/2035	4,161	3,971
6.000% due 11/25/2035	55	43
6.500% due 04/25/2033	1,152	1,222
7.500% due 05/25/2032	133	139
7.500% due 12/25/2032	3	3

Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021	4,949	4,814
0.451% due 10/15/2021	9,939	9,634
5.383% due 02/15/2040	4,200	4,641
5.448% due 01/15/2049	1,356	1,372
5.467% due 09/15/2039	29,630	33,575
5.467% due 09/18/2039	26,000	29,746
5.467% due 12/18/2043	47,400	54,230
5.509% due 04/15/2047	40,150	46,457
5.588% due 02/15/2039	1,132	1,164

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.695% due 09/15/2040		$47,601	$54,527
5.855% due 03/15/2039		1,987	2,229
5.866% due 06/15/2039		6,433	6,971
5.893% due 06/10/2049		34,815	40,434
5.928% due 12/18/2049		126,047	142,222
6.407% due 02/15/2041		2,700	3,160

Credit Suisse Mortgage Capital Trust
5.579% due 04/25/2037		1,775	1,131
5.863% due 02/25/2037		4,644	2,763

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,952	2,042
5.720% due 09/25/2036		3,055	2,362
6.172% due 06/25/2036		4,364	3,053

CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047		4,100	4,720

DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	75,454

DECO Series
0.587% due 04/27/2018	EUR	388	491
0.697% due 01/27/2018		23,019	28,016
0.912% due 01/27/2020	GBP	12,120	17,663
0.952% due 10/27/2014		13,500	21,749
1.022% due 10/27/2014		4,400	7,064

Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036		$10	4
0.337% due 08/25/2036		11,175	6,710
0.357% due 08/25/2037		88,923	64,221
0.357% due 07/25/2047		32,791	24,303
0.367% due 02/25/2047		13,360	7,586
0.397% due 06/25/2037		51,008	38,223
0.417% due 02/25/2047		16,508	11,207
3.231% due 10/25/2035		5,534	5,506
5.000% due 10/25/2018		217	225
5.015% due 10/25/2035		9,750	8,171
5.500% due 12/25/2035 ^		3,548	2,847
5.869% due 10/25/2036 ^		2,816	1,893
5.886% due 10/25/2036 ^		2,816	1,896
6.005% due 10/25/2036 ^		2,107	1,429
6.300% due 07/25/2036 ^		3,023	1,744

Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		4,180	4,163
5.243% due 06/26/2035		25,000	24,619

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		144	118

Downey Savings & Loan Association Mortgage Loan Trust
0.399% due 04/19/2047 ^		3,534	794
0.629% due 09/19/2044		233	193
2.457% due 07/19/2044		64	60

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		8	9

EMF-NL
1.286% due 04/17/2041	EUR	10,200	10,617
1.486% due 10/17/2041		30,738	36,222

European Loan Conduit
0.495% due 05/15/2019		29,453	34,044

Eurosail PLC
1.236% due 10/17/2040		4,682	5,574

Extended Stay America Trust
2.951% due 11/05/2027		$1,545	1,554

First Horizon Alternative Mortgage Securities
0.717% due 06/25/2035		11,140	8,526
2.545% due 06/25/2036		7,627	5,328
2.547% due 01/25/2037		17,626	11,820

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.563% due 08/25/2034		$1,641	$1,590
2.572% due 08/25/2035		5,712	4,715
2.585% due 06/25/2034		11,370	11,322
2.591% due 04/25/2035		4,757	4,194
2.603% due 09/25/2035		8,865	7,461
2.625% due 03/25/2035		107	84
5.500% due 05/25/2035		7,771	6,589
5.500% due 06/25/2035		10,818	9,824
6.250% due 08/25/2037 ^		1,751	1,383

First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		8,591	8,804

First Horizon Mortgage Pass-Through Trust
0.487% due 02/25/2035		56	55
2.536% due 02/25/2034		88	87
2.543% due 05/25/2035		1,547	1,261
2.573% due 08/25/2034		1,954	1,947
2.582% due 04/25/2035		7,757	7,782
2.586% due 06/25/2035		6,406	5,921
2.589% due 01/25/2037 ^		168	136
2.591% due 10/25/2035		14,310	12,435
2.607% due 12/25/2033		19	19
2.614% due 08/25/2035		5,494	5,228
2.616% due 02/25/2035		5,100	5,097
2.619% due 10/25/2035		2,939	2,842
2.625% due 06/25/2035		4,013	3,915
3.040% due 11/25/2037		12,847	10,437
5.187% due 11/25/2035		6,252	5,900
5.241% due 06/25/2035		18,156	18,147
5.250% due 05/25/2021		841	766
5.344% due 11/25/2034		8,208	8,330
5.382% due 09/25/2035		11,357	11,051
5.450% due 10/25/2036		2,924	2,635
5.500% due 01/25/2035		1,600	1,578
5.750% due 02/25/2036		11,783	12,090
6.250% due 11/25/2036		14,905	15,314

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		404	419

First Republic Mortgage Loan Trust
0.521% due 08/15/2032		412	413
0.571% due 11/15/2031		337	335
0.621% due 11/15/2032		62	62
0.697% due 06/25/2030		1,270	1,256
0.721% due 11/15/2030		57	54

Fosse Master Issuer PLC
1.677% due 10/18/2054	EUR	5,600	7,301
1.777% due 10/18/2054		3,888	5,066
1.877% due 10/18/2054		14,047	18,231

Four Times Square Trust
5.401% due 12/13/2028		$11,050	13,184

Fund America Investors Corp.
2.225% due 06/25/2023		56	57

GE Capital Commercial Mortgage Corp.
5.483% due 11/10/2045		1,700	1,710

GMAC Commercial Mortgage Securities Trust, Inc.
5.301% due 08/10/2038		3,325	3,579

GMAC Mortgage Corp. Loan Trust
3.342% due 06/25/2034		52	53
3.615% due 06/25/2034		4,269	4,206
3.641% due 06/19/2035		756	702
5.097% due 05/25/2035		7,145	7,125

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		161	159
8.950% due 08/20/2017		36	40

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	10,636	$13,404
0.319% due 12/20/2054		$63,985	62,673
0.319% due 12/20/2054	EUR	16,284	20,522
0.320% due 12/17/2054		1,743	2,197
0.339% due 12/20/2054		13,058	16,457
0.401% due 12/17/2054		$4,672	4,577
0.479% due 12/20/2054		3,995	3,913
0.628% due 12/20/2054	GBP	41,843	66,229
0.630% due 12/17/2054		22,749	36,006
0.638% due 12/20/2054		25,385	40,179
0.708% due 12/20/2054		2,650	4,194
0.738% due 12/20/2054		16,388	25,939
0.758% due 12/20/2054		15,168	24,008
0.838% due 12/20/2054		19,457	30,796

Granite Mortgages PLC
0.911% due 06/20/2044		13,229	20,887
0.951% due 03/20/2044		518	819
0.991% due 09/20/2044		3,367	5,359
1.163% due 01/20/2044		5,443	8,662

Greenpoint Mortgage Funding Trust
0.417% due 10/25/2046		$892	368
0.417% due 12/25/2046 ^		796	262
0.437% due 06/25/2045		1,207	937
0.487% due 04/25/2036 ^		430	62
0.487% due 11/25/2045		617	438
0.557% due 10/25/2046		814	219

Greenwich Capital Commercial Funding Corp.
0.371% due 11/05/2021		3,338	3,197
4.799% due 08/10/2042		2,700	2,912
5.224% due 04/10/2037		64,453	71,692
5.381% due 03/10/2039		10,493	10,837
5.444% due 03/10/2039		166,341	190,980
5.597% due 12/10/2049		3,070	3,161

GS Mortgage Securities Corp.
1.103% due 03/06/2020		3,839	3,839
1.260% due 03/06/2020		76,080	76,058
1.456% due 03/06/2020		46,490	46,490
2.716% due 02/10/2021		29,991	30,612
2.999% due 08/10/2044		30	32
4.608% due 01/10/2040		4,293	4,300
4.761% due 07/10/2039		10,225	11,038
5.396% due 08/10/2038		50	54
5.479% due 11/10/2039		32	32
5.506% due 04/10/2038		51	53
5.553% due 04/10/2038		70	80

GSMPS Mortgage Loan Trust
0.567% due 03/25/2035		3,850	3,202
0.567% due 09/25/2035		10,578	8,595
7.500% due 06/25/2043		4,824	4,921

GSR Mortgage Loan Trust
0.517% due 07/25/2035		489	347
0.567% due 01/25/2034		127	121
1.870% due 03/25/2033		55	56
1.956% due 04/25/2032		158	157
2.623% due 11/25/2035		41,536	40,760
2.641% due 09/25/2035		12,900	11,740
2.646% due 09/25/2035		46,726	46,953
2.647% due 09/25/2035		108,958	109,968
2.705% due 01/25/2036		389	331
2.749% due 06/25/2034		1,141	1,136
2.763% due 12/25/2034		5,296	5,382
2.771% due 07/25/2035		9,800	8,749
2.862% due 04/25/2035		16,141	15,593
2.899% due 01/25/2035		5,833	5,790
2.901% due 04/25/2035		6,382	6,308
2.920% due 04/25/2036		159	143

24	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.924% due 04/25/2035		$806	$702
2.951% due 03/25/2037 ^		16,253	11,974
3.004% due 05/25/2035		33,726	30,718
3.019% due 05/25/2034		3,367	3,351
3.379% due 11/25/2035		7,087	6,123
5.138% due 11/25/2035		108,038	108,617
5.250% due 07/25/2035		4,389	4,336
5.385% due 05/25/2035		7,337	7,413
5.500% due 03/25/2035		150	153
5.500% due 07/25/2035		2,151	2,238
5.500% due 01/25/2037		15,118	15,639
5.750% due 02/25/2036		3,581	3,568
5.750% due 02/25/2037		9,020	8,675
6.000% due 08/25/2021		530	522
6.000% due 03/25/2032		23	24
6.000% due 11/25/2035		15,088	14,768
6.000% due 01/25/2037		21,794	21,641
6.000% due 03/25/2037		21,801	20,175
6.000% due 05/25/2037		12,000	11,518
6.250% due 09/25/2036		2,764	2,419
6.500% due 09/25/2036		8,279	7,339

Harborview Mortgage Loan Trust
0.349% due 04/19/2038		22,218	16,456
0.369% due 01/25/2047		5,540	3,508
0.399% due 07/19/2046		41,224	23,511
0.409% due 07/21/2036		5,283	3,700
0.409% due 09/19/2037		28,079	19,693
0.409% due 01/19/2038		9,983	7,203
0.419% due 09/19/2046		7,890	5,559
0.439% due 05/19/2035		2,857	2,109
0.459% due 03/19/2036		14,882	9,209
0.499% due 02/19/2036		13,253	8,865
0.529% due 11/19/2035		24,173	17,876
0.539% due 01/19/2035		2,747	2,090
0.559% due 06/20/2035		6,687	6,117
0.569% due 01/19/2035		6,274	4,439
0.959% due 02/19/2034		6	6
1.217% due 11/25/2047		3,483	2,782
2.651% due 06/19/2034		6,830	6,811
2.958% due 05/19/2033		99	100
3.077% due 07/19/2035		936	778
3.111% due 07/19/2035		146	136
5.322% due 08/19/2036 ^		4,780	4,005
5.511% due 06/19/2036		12,341	7,352

Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	188,035	244,724
1.897% due 10/15/2054		200	260

Homebanc Mortgage Trust
0.397% due 12/25/2036		$7,367	5,097
0.487% due 10/25/2035		42,561	31,032
1.077% due 08/25/2029		548	459
5.520% due 04/25/2037		4,100	2,171
5.588% due 04/25/2037		7,697	6,417

Homestar Mortgage Acceptance Corp.
0.667% due 07/25/2034		4,932	4,889

Impac CMB Trust
0.857% due 10/25/2033		294	284
0.957% due 11/25/2034		3,250	3,101
0.977% due 10/25/2033		52	51
1.217% due 07/25/2033		1,182	1,065
4.796% due 09/25/2034		441	433

Indymac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		82	75
1.815% due 01/25/2032		521	471
2.197% due 08/25/2031		438	450

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indymac Index Mortgage Loan Trust
0.357% due 04/25/2037	$13,232	$11,902
0.377% due 04/25/2037	3,842	3,025
0.407% due 09/25/2046	24,624	16,611
0.417% due 11/25/2046	910	355
0.417% due 06/25/2047	12,733	8,016
0.427% due 04/25/2046	8,210	5,305
0.457% due 04/25/2035	2,110	1,671
0.457% due 07/25/2035	4,157	3,148
0.457% due 06/25/2037	14,862	11,665
0.517% due 07/25/2035	22,814	16,845
0.517% due 06/25/2037 ^	1,833	718
0.997% due 05/25/2034	18	15
2.506% due 01/25/2036	10,425	7,552
2.559% due 01/25/2035	238	203
2.671% due 12/25/2034	2,489	2,177
2.699% due 10/25/2034	6,495	6,352
2.710% due 02/25/2035	797	686
2.888% due 04/25/2037	12,826	8,281
2.999% due 06/25/2035	2,350	2,013
4.802% due 09/25/2035	4,150	2,478
4.802% due 09/25/2035 ^	34	0
4.854% due 01/25/2036	1,461	1,180
4.901% due 06/25/2036	2,132	1,898
4.919% due 08/25/2035	1,414	1,190
4.919% due 08/25/2035 ^	1,249	987
5.010% due 10/25/2035	1,282	1,040
5.085% due 04/25/2037 ^	29,390	19,403

Indymac Mortgage Loan Trust
0.397% due 07/25/2047	14,338	8,775
0.517% due 11/25/2035 ^	1,096	508
2.537% due 01/25/2036	20,193	17,624
5.418% due 08/25/2036	3,758	3,803

Jamaica Housing Development AID Bond
3.104% due 10/01/2018	4,194	4,054

JPMorgan Alternative Loan Trust
0.387% due 08/25/2036	30,000	23,402
5.550% due 10/25/2036	167	166
5.750% due 12/25/2036	20,380	12,487
5.950% due 09/25/2036	556	563

JPMorgan Chase Commercial Mortgage Securities Corp.
0.033% due 01/12/2043 (a)	7,906	0
0.596% due 07/15/2019	4,733	4,591
2.749% due 11/15/2043	713	749
3.341% due 07/15/2046	25,100	27,082
3.673% due 02/15/2046	32,700	35,572
3.853% due 06/15/2043	26,491	28,386
4.070% due 11/15/2043	1,600	1,809
4.608% due 06/15/2043	2,000	2,279
4.657% due 01/15/2042	1,750	1,753
4.678% due 07/15/2042	7,705	7,817
4.918% due 10/15/2042	200	219
4.936% due 08/15/2042	200	222
5.038% due 03/15/2046	485	529
5.050% due 12/12/2034	3,481	3,481
5.247% due 01/12/2043	169	170
5.298% due 05/15/2047	6,581	6,642
5.336% due 05/15/2047	234,458	269,247
5.399% due 05/15/2045	2,235	2,588
5.420% due 01/15/2049	73,259	84,826
5.440% due 06/12/2047	59,930	69,457
5.467% due 01/12/2043	24,984	27,771
5.882% due 02/15/2051	33,040	39,141
5.901% due 02/12/2049	3,777	4,136
5.918% due 02/12/2049	79,566	94,107
6.003% due 06/15/2049	5,000	5,819
6.061% due 04/15/2045	43,365	50,154

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

JPMorgan Mortgage Trust
2.365% due 11/25/2033	$44	$44
2.567% due 07/27/2037	26,883	20,570
2.746% due 08/25/2035	12,068	12,001
2.791% due 02/25/2036	52,547	44,216
2.841% due 02/25/2036	285	281
2.915% due 07/25/2035	3,617	3,668
2.945% due 07/25/2035	3,902	3,921
2.949% due 06/25/2035	1,151	1,020
2.976% due 10/25/2036	10,888	8,235
3.001% due 07/25/2035	2,756	2,777
3.005% due 07/25/2035	7,135	6,945
3.008% due 07/25/2035	6,626	6,574
3.029% due 08/25/2035 ^	7,770	6,787
3.043% due 10/25/2035	35,730	33,524
3.050% due 07/25/2035	10,010	10,187
3.097% due 07/25/2035	24,154	24,727
3.116% due 08/25/2035	4,819	4,800
3.183% due 10/25/2035	26,445	25,500
3.304% due 10/25/2035	1,793	1,655
4.761% due 02/25/2034	2,387	2,436
4.840% due 04/25/2035	773	783
4.986% due 10/25/2036	132	111
5.000% due 08/25/2020	12,766	13,217
5.003% due 02/25/2035	8,124	8,302
5.120% due 06/25/2035	19,962	20,297
5.135% due 06/25/2035	25,350	25,854
5.266% due 11/25/2035	10,315	10,189
5.283% due 07/25/2035	2,056	2,073
5.318% due 09/25/2035	1,937	1,873
5.321% due 04/25/2037	1,324	1,178
5.367% due 04/25/2036	11,425	10,569
5.420% due 05/25/2036	10,376	9,043
5.486% due 10/25/2036	72,195	60,840
5.500% due 07/25/2036	3,732	3,342
5.537% due 04/25/2036	13,299	12,518
5.667% due 08/25/2036	2,168	1,819
5.750% due 01/25/2036	9,420	8,789
6.000% due 01/25/2037	42,266	37,174
6.500% due 07/25/2036	7,947	7,351
6.500% due 08/25/2036	2,285	2,084

JPMorgan Resecuritization Trust
2.483% due 05/27/2037	13,786	11,155
5.439% due 05/27/2036	8,977	8,772

LB Mortgage Trust
8.509% due 01/20/2017	4,898	4,911

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	390	409
4.739% due 07/15/2030	200	218
4.742% due 02/15/2030	45	49
5.084% due 02/15/2031	65	65
5.124% due 11/15/2032	405	419
5.303% due 02/15/2040	3,517	3,519
5.372% due 09/15/2039	17,000	19,688
5.430% due 02/15/2040	38,983	44,852
5.532% due 03/15/2032	1	1
5.858% due 07/15/2040	85	101
5.866% due 09/15/2045	49,605	59,529

Lehman Mortgage Trust
0.537% due 08/25/2036	23,229	18,665
5.000% due 12/25/2035	1,931	1,825
6.455% due 04/25/2036	2,867	2,790

Lehman XS Trust
0.337% due 07/25/2037	16,037	8,737

Luminent Mortgage Trust
0.387% due 12/25/2036	18,800	12,960
0.397% due 12/25/2036	7,321	4,803

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.417% due 10/25/2046		$6,504	$4,991
0.457% due 04/25/2036		25,207	13,788

Mall Funding PLC
1.455% due 04/22/2017	GBP	13,088	19,971

MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046		$11,238	7,476
0.457% due 05/25/2037		2,157	1,260
0.517% due 05/25/2047		992	248
2.500% due 10/25/2032		1,765	1,799
2.624% due 11/21/2034		40,669	41,727
2.626% due 07/25/2035		4,162	3,580
2.713% due 12/25/2034		12,803	12,188
2.749% due 05/25/2034		329	323
2.756% due 12/25/2033		409	408

MASTR Alternative Loans Trust
0.617% due 11/25/2033		60	60
0.617% due 03/25/2036		9,991	1,729

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,976	2,091
5.750% due 05/25/2036		21,071	20,356
6.000% due 10/25/2036		2,835	2,833

MASTR Reperforming Loan Trust
0.577% due 07/25/2035		6,754	5,251
7.000% due 08/25/2034		4,226	4,312
7.000% due 05/25/2035		1,248	1,188

MASTR Seasoned Securities Trust
6.210% due 09/25/2017		4,494	4,699
6.500% due 08/25/2032		14,500	15,435

Mellon Residential Funding Corp.
0.651% due 08/15/2032		341	344
0.661% due 12/15/2030		2,108	2,108
0.701% due 06/15/2030		12,327	12,415
0.921% due 11/15/2031		8,339	8,273
0.961% due 09/15/2030		2,495	2,488
1.101% due 11/15/2031		161	131
2.610% due 10/20/2029		5,379	5,482

Merrill Lynch Alternative Note Asset
0.387% due 02/25/2037		8,168	6,727
0.517% due 03/25/2037		4,211	1,920
3.050% due 06/25/2037 ^		2,841	1,727

Merrill Lynch Floating Trust
0.766% due 07/09/2021		110,711	108,631

Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		3,479	3,189
0.547% due 11/25/2029		727	690
0.677% due 04/25/2029		376	367
0.717% due 05/25/2029		217	215
0.837% due 10/25/2028		220	218
0.877% due 06/25/2028		2,827	2,810
0.957% due 03/25/2028		165	162
0.997% due 03/25/2028		88	85
1.015% due 11/25/2029		1,035	1,015
1.231% due 10/25/2035		1,919	1,869
1.374% due 10/25/2028		135	134
1.986% due 10/25/2035		73,213	71,218
2.322% due 01/25/2029		947	953
2.420% due 10/25/2035		18,044	17,941
2.499% due 04/25/2035		875	878
2.676% due 02/25/2036		9,409	8,321
2.703% due 05/25/2036		12,824	12,455
3.095% due 06/25/2037		3,153	2,990

Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		11,908	10,116
0.467% due 08/25/2036		1,145	1,117
0.497% due 08/25/2035		2,517	2,491

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.225% due 12/25/2032	$898	$906
2.530% due 02/25/2035	20,658	20,492
2.539% due 02/25/2033	56	57
2.552% due 05/25/2033	7,753	7,834
2.574% due 06/25/2035	28,861	28,116
2.582% due 08/25/2034	2,790	2,833
2.632% due 12/25/2034	186	187
2.704% due 02/25/2034	25	25
2.714% due 12/25/2035	4,041	3,343
2.741% due 12/25/2035	3,450	3,148
2.888% due 07/25/2035	1,382	1,237
2.957% due 09/25/2035	13,612	13,581
3.177% due 05/25/2033	10	10
5.094% due 12/25/2035	12,894	12,740
5.236% due 09/25/2035	44,295	41,512
5.250% due 08/25/2036	18,925	19,598
6.720% due 11/15/2026	10	11
7.008% due 12/15/2030	2,805	2,916

Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,652
5.204% due 09/12/2042	27,661	30,144
5.938% due 06/12/2050	1,377	1,401
6.042% due 06/12/2050	13,851	14,906

Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037 ^	13,375	10,258

Merrill Lynch/Countrywide Commercial Mortgage Trust
0.811% due 12/12/2049 (a)	94,260	1,262
5.172% due 12/12/2049	10,730	12,302
5.378% due 08/12/2048	25,620	29,032
5.414% due 07/12/2046	300	346
5.485% due 03/12/2051	33,790	38,595
5.700% due 09/12/2049	95,607	108,954
5.810% due 06/12/2050	29,150	32,727
6.147% due 08/12/2049	61,632	70,854

Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,194
4.700% due 07/15/2056	100	108
5.168% due 01/14/2042	200	216
5.439% due 02/12/2044	16,400	17,290
5.447% due 02/12/2044	530	616
5.514% due 11/12/2049	500	583
5.569% due 12/15/2044	26,700	30,278
5.598% due 03/12/2044	700	792
5.610% due 04/15/2049	24,190	25,338
5.692% due 04/15/2049	58,600	67,415
5.759% due 04/12/2049	1,665	1,726
5.809% due 12/12/2049	88,410	105,666
5.823% due 06/11/2042	300	357
5.852% due 12/12/2049	385	403
6.076% due 06/11/2049	35,914	42,463

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	7,468	7,498
5.500% due 04/25/2017	5	5

Morgan Stanley Mortgage Loan Trust
0.477% due 03/25/2036	4,678	2,769
0.497% due 01/25/2036	9,731	6,381
0.507% due 12/25/2035	112	71
0.527% due 01/25/2035	24	23
0.537% due 01/25/2035	2,068	1,778
2.541% due 06/25/2036	4,051	3,694
2.611% due 07/25/2035	4,279	4,211
2.731% due 07/25/2035	1,425	1,147
5.284% due 06/25/2036	24,297	15,727
5.701% due 02/25/2047	3,584	2,335

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		$57,615	$52,888
5.983% due 08/12/2045		138,737	164,074
5.983% due 08/15/2045		81,900	96,857

MortgageIT Trust
0.497% due 10/25/2035		19,248	15,730
0.517% due 08/25/2035		9,102	8,531

New York Mortgage Trust
2.951% due 05/25/2036		33,328	27,793

Newgate Funding PLC
0.852% due 12/15/2050	EUR	107,200	119,816
1.253% due 12/15/2050	GBP	34,496	55,171

Nomura Asset Acceptance Corp.
0.437% due 05/25/2035		$1,050	1,033
2.807% due 10/25/2035		237	191
5.353% due 02/25/2036 ^		1,159	875
5.820% due 03/25/2047		2,441	2,310
6.138% due 03/25/2047		2,243	2,122
7.000% due 02/19/2030		1,801	1,807
7.500% due 03/25/2034		1,437	1,534

Nomura Resecuritization Trust
0.656% due 08/27/2047		113,982	112,997

OBP Depositor LLC Trust
4.646% due 07/15/2045		55,950	66,331

Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		49	4

Opera Finance PLC
0.687% due 01/15/2015	EUR	14,050	13,914
0.934% due 02/02/2017	GBP	26,006	40,570

Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035		$883	871
0.597% due 12/25/2035		32,107	23,321

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		15	17

Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
1,359.500% due 08/01/2019 (a)		0	1

Paragon Mortgages PLC
1.064% due 05/15/2041	GBP	27,014	37,115
1.068% due 10/15/2041		2,459	3,302
1.208% due 04/16/2035		6,022	8,510

Permanent Master Issuer PLC
0.565% due 07/15/2033		$5,000	5,002
0.928% due 10/15/2033	GBP	18,000	29,045
1.797% due 07/15/2042	EUR	29,400	38,240
2.197% due 07/15/2042		7,900	10,421

PHH Alternative Mortgage Trust
0.377% due 02/25/2037		$15,976	11,766

Prime Mortgage Trust
0.617% due 02/25/2019		291	286
0.617% due 02/25/2034		5,510	5,004
5.000% due 02/25/2019		11	11

Provident Funding Mortgage Loan Trust
2.511% due 04/25/2034		7,047	7,110
2.619% due 04/25/2034		1,527	1,543
2.736% due 10/25/2035		5,516	5,600

RBSSP Resecuritization Trust
0.437% due 10/27/2036		5,414	3,054
0.457% due 08/27/2037		8,000	5,701
0.487% due 09/27/2037		9,301	4,450
0.547% due 02/27/2037		6,317	3,837

26	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Real Estate Capital PLC
0.989% due 07/25/2016	GBP	28,326	$45,061

Regal Trust
2.594% due 09/29/2031		$537	501

Resecuritization Mortgage Trust
0.467% due 04/26/2021		1	1

Residential Accredit Loans, Inc. Trust
0.317% due 05/25/2037		29,830	18,745
0.357% due 01/25/2037		15,758	11,445
0.367% due 02/25/2047		50,348	27,168
0.397% due 05/25/2036		23,676	15,708
0.397% due 09/25/2036		6,908	4,670
0.397% due 06/25/2046		116,607	51,333
0.402% due 12/25/2036		81	51
0.407% due 07/25/2036		8,819	5,941
0.407% due 08/25/2036		16,672	11,399
0.407% due 09/25/2036		143	97
0.407% due 12/25/2036		8,119	5,544
0.427% due 04/25/2046		22,561	11,219
0.467% due 08/25/2037		9,790	6,924
0.487% due 02/25/2046		4,783	2,322
0.517% due 08/25/2035		1,024	734
0.522% due 09/25/2046		419	90
0.547% due 03/25/2037		2,473	781
0.617% due 01/25/2033		36	35
0.867% due 07/25/2033		171	155
0.948% due 09/25/2046 ^		8,514	3,959
1.508% due 09/25/2045		466	340
3.321% due 04/25/2035		11,747	10,510
3.441% due 08/25/2035 ^		1,679	1,011
3.847% due 12/25/2035		27,304	19,064
3.937% due 01/25/2036 ^		19,855	14,013
4.170% due 09/25/2035		2,063	1,561
5.250% due 09/25/2020		24,105	24,667
5.500% due 06/25/2034		5,504	5,485
5.714% due 02/25/2036 ^		2,110	1,271
6.000% due 06/25/2036		132	98

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		469	506

Residential Asset Securitization Trust
0.617% due 01/25/2046 ^		23,081	9,445
0.667% due 12/25/2036 ^		809	281
0.717% due 03/25/2035		18,637	13,725
5.000% due 08/25/2019		4,600	4,662
5.500% due 06/25/2035		1,100	950
5.750% due 02/25/2036 ^		1,756	1,428
6.000% due 04/25/2037		773	672
6.250% due 10/25/2036 ^		945	680
6.500% due 08/25/2036		2,181	1,407

Residential Funding Mortgage Securities, Inc. Trust
0.617% due 07/25/2018		137	133
3.338% due 09/25/2035		246	195
3.974% due 11/25/2035		2,539	2,053
4.066% due 07/27/2037		25,605	20,247
5.250% due 07/25/2035		6,507	6,620
5.297% due 06/25/2035		3,811	3,799
5.500% due 12/25/2034		1,600	1,577
6.000% due 06/25/2036 ^		4,892	4,397
6.500% due 03/25/2032		377	398

ResLoc U.K. PLC
0.873% due 12/15/2043	GBP	4,869	4,966

RMAC Securities PLC
0.411% due 06/12/2044	EUR	3,646	4,165
0.816% due 06/12/2044	GBP	56,793	75,632

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048	$48,438	$54,580
5.305% due 01/16/2049	7,547	7,566
5.331% due 02/16/2044	21,173	23,983
5.336% due 05/16/2047	29,124	33,510
5.420% due 01/16/2049	28,804	33,455
5.467% due 09/16/2039	1,900	2,174
5.692% due 04/16/2049	26,300	30,310
5.695% due 09/16/2040	7,500	8,609
6.068% due 09/17/2039	2,600	3,011
6.122% due 02/16/2051	42,211	50,046
6.204% due 12/16/2049	37,000	44,220

Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032	96	86
4.000% due 12/25/2018	93	98

Santa Barbara Savings and Loan Association
9.500% due 11/20/2018	86	93

Sears Mortgage Securities
12.000% due 02/25/2014	9	9

Securitized Asset Sales, Inc.
0.757% due 11/26/2023	126	129

Sequoia Mortgage Trust
0.419% due 07/20/2036	6,879	6,331
0.429% due 06/20/2036	4,400	3,763
0.569% due 07/20/2033	632	625
0.879% due 06/20/2033	47	47
0.914% due 05/20/2034	6,237	5,653
0.919% due 10/19/2026	306	306
0.979% due 10/20/2027	325	325
1.019% due 10/20/2027	22	22
1.328% due 02/20/2034	4,627	4,392
2.625% due 04/20/2035	25,027	25,215
2.743% due 01/20/2047	5,666	4,696
5.030% due 09/20/2046	12,248	10,455
5.370% due 01/20/2047	7,863	7,269

Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030	276	282

Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	292	196
0.517% due 09/25/2034	3,921	3,161
0.517% due 08/25/2036	17,773	11,876
0.537% due 10/25/2035	21,338	16,137
0.697% due 06/25/2035	702	696
1.636% due 01/25/2035	412	290
2.666% due 12/25/2035	5,923	3,523
2.698% due 01/25/2036 ^	4,368	3,921
2.721% due 06/25/2035	4,462	3,894
2.732% due 12/25/2034	243	224
2.748% due 03/25/2034	4,555	4,519
2.756% due 02/25/2036	25,780	19,721
2.778% due 02/25/2034	4,778	4,858
2.785% due 09/25/2034	20	20
2.788% due 07/25/2034	2,795	2,752
2.797% due 11/25/2034	1,629	1,437
2.804% due 05/25/2034	359	360
2.807% due 04/25/2035	8,023	7,077
2.809% due 01/25/2035	2,206	1,980
2.816% due 09/25/2035	5,170	4,528
2.817% due 08/25/2035	110	98
2.819% due 08/25/2034	2,144	2,089
2.828% due 04/25/2034	6,749	6,723
2.867% due 03/25/2034	123	125
2.923% due 09/25/2034	2,570	2,587
4.671% due 11/25/2035 ^	1,421	1,100
4.720% due 09/25/2036 ^	3,939	2,068
5.091% due 11/25/2036 ^	8,577	7,888

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.103% due 05/25/2036	$4,100	$3,739
5.306% due 03/25/2036 ^	2,041	1,617
5.321% due 07/25/2035	13,430	12,142
5.392% due 01/25/2036	33,691	23,939
5.606% due 09/25/2036	10,976	10,880
5.611% due 02/25/2036 ^	2,348	1,847
6.000% due 10/25/2037 ^	1,647	959

Structured Asset Mortgage Investments, Inc.
0.337% due 08/25/2036	30,380	18,760
0.347% due 03/25/2037	4,985	3,283
0.387% due 03/25/2037	1,050	153
0.407% due 06/25/2036	1,352	1,001
0.407% due 07/25/2046	47,217	30,782
0.427% due 04/25/2036	1,491	960
0.427% due 08/25/2036	9,973	6,229
0.427% due 05/25/2046	180	104
0.437% due 05/25/2036	53	35
0.437% due 05/25/2046	15,666	7,003
0.437% due 09/25/2047	300	153
0.447% due 05/25/2045	1,459	1,051
0.469% due 07/19/2035	12,591	11,672
0.477% due 05/25/2046	449	66
0.517% due 08/25/2036	1,100	343
0.527% due 12/25/2035	6,606	4,311
0.799% due 07/19/2034	33	33
0.879% due 09/19/2032	8,316	7,969
0.879% due 10/19/2034	978	934
0.919% due 03/19/2034	12	12
1.059% due 10/19/2033	1,263	1,155
2.985% due 05/02/2030	1	0
3.297% due 05/25/2022	702	722
9.159% due 06/25/2029	65	68

Structured Asset Securities Corp.
2.201% due 05/25/2032	239	223
2.453% due 07/25/2032	674	669
2.514% due 02/25/2032	1,100	1,126
2.603% due 01/25/2032	1,446	1,215
2.714% due 01/25/2034	7,170	7,113
2.828% due 11/25/2033	404	403
2.836% due 06/25/2033	4,722	4,784
2.843% due 10/28/2035	658	595
5.000% due 05/25/2035	27,814	28,060
5.450% due 03/25/2033	2,298	2,299
5.500% due 06/25/2035	5,289	5,004
5.750% due 02/25/2035	31,841	31,943
7.500% due 10/25/2036	5,351	4,936
7.654% due 04/15/2027	41	42

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	32	33

Suntrust Alternative Loan Trust
0.867% due 12/25/2035	15,675	10,131
5.750% due 12/25/2035	10,798	8,666

TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,238	794
5.970% due 09/25/2036	5,583	1,507
6.015% due 07/25/2037	2,393	1,616
6.500% due 07/25/2036	9,034	4,748

Thornburg Mortgage Securities Trust
0.917% due 12/25/2033	3,115	3,161
1.467% due 06/25/2047	57,860	50,561
2.990% due 10/25/2043	1,227	1,229
4.227% due 09/25/2047	139,292	113,215
5.750% due 06/25/2047	91,450	84,719
5.800% due 03/25/2037	44,460	40,615
5.876% due 10/25/2046	410,300	415,951
5.933% due 07/25/2036	269,332	271,696
6.159% due 09/25/2037	14,752	14,776

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Titan Europe PLC
1.055% due 10/23/2016	GBP	5,765	$8,914

UBS Commercial Mortgage Trust
1.139% due 07/15/2024		$8,561	8,251

Unite USAF PLC
0.797% due 03/31/2017	GBP	29,600	46,611

Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		$8,413	8,069
0.311% due 09/15/2021		21,255	20,582
0.396% due 06/15/2049		184,222	171,382
5.088% due 08/15/2041		10	11
5.090% due 07/15/2042		3,273	3,315
5.118% due 07/15/2042		100	111
5.215% due 01/15/2041		450	479
5.342% due 12/15/2043		174,950	199,061
5.416% due 01/15/2045		16,615	18,942
5.500% due 10/15/2048		16,288	16,364
5.509% due 04/15/2047		62,108	71,609
5.887% due 05/15/2043		50	50
5.934% due 06/15/2049		1,557	1,622
5.939% due 06/15/2049		18,652	21,559
6.122% due 02/15/2051		20,000	23,730

Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035		16,207	14,605
2.981% due 08/20/2035		22,921	21,284
5.359% due 10/20/2035		3,174	3,160
5.788% due 03/20/2037 ^		7,213	6,474

WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046 ^		193	19
0.447% due 04/25/2045		14,521	13,617
0.477% due 11/25/2045		33,399	30,219
0.487% due 12/25/2045		1,551	1,427
0.497% due 11/25/2045		34,006	29,131
0.507% due 07/25/2045		687	633
0.507% due 10/25/2045		67,593	61,611
0.507% due 12/25/2045		29,813	27,190
0.527% due 01/25/2045		2,203	2,125
0.537% due 01/25/2045		5,801	5,495
0.537% due 07/25/2045		371	352
0.547% due 01/25/2045		7,956	7,497
0.610% due 11/25/2034		6,489	6,462
0.620% due 11/25/2034		2,216	2,136
0.627% due 11/25/2045		703	548
0.627% due 12/25/2045		633	509
0.670% due 06/25/2044		3,596	2,987
0.740% due 11/25/2034		1,076	960
0.848% due 02/25/2047		45,434	31,559
0.848% due 03/25/2047		38,033	26,490
0.888% due 01/25/2047		18,821	13,319
0.898% due 06/25/2047		11,891	9,090
0.908% due 04/25/2047		26,543	21,939
0.918% due 05/25/2047		29,103	22,522
0.958% due 12/25/2046		33,350	28,650
0.958% due 07/25/2047		1,032	816
0.968% due 12/25/2046		17,865	13,480
1.088% due 05/25/2046		22,485	19,660
1.128% due 06/25/2046		39,788	34,606
1.148% due 02/25/2046		4,058	3,630
1.148% due 08/25/2046		336	259
1.344% due 05/25/2041		35	36
1.348% due 11/25/2042		764	713
1.548% due 06/25/2042		1,601	1,502
1.548% due 08/25/2042		744	695
2.120% due 03/25/2033		43	44
2.140% due 01/25/2037 ^		10,759	8,157
2.314% due 12/25/2036 ^		6,821	5,462
2.344% due 02/27/2034		9,248	9,427

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.344% due 07/25/2047	$8,697	$6,372
2.396% due 01/25/2033	356	360
2.422% due 04/25/2037	7,139	5,342
2.434% due 12/25/2035	42,011	38,116
2.437% due 08/25/2034	1,020	1,013
2.449% due 09/25/2033	2,683	2,747
2.453% due 06/25/2033	7,947	8,201
2.467% due 05/25/2035	78,195	69,414
2.468% due 12/25/2035	25,000	22,464
2.472% due 03/25/2036	25,149	21,489
2.476% due 03/25/2035	6,425	6,155
2.484% due 08/25/2035	29,055	27,109
2.488% due 10/25/2035	3,959	3,708
2.501% due 09/25/2035	37,479	33,550
2.516% due 04/25/2035	18,037	16,835
2.534% due 02/25/2037 ^	18,440	13,516
2.544% due 09/25/2033	368	380
2.574% due 03/25/2034	1,733	1,764
2.594% due 05/25/2046	2,331	1,794
2.594% due 07/25/2046	1,911	1,705
2.594% due 08/25/2046	1,159	1,014
2.594% due 10/25/2046	23,960	21,301
2.594% due 12/25/2046	16,354	13,955
2.616% due 09/25/2046	13,691	11,837
2.616% due 11/25/2046	5,505	4,772
2.657% due 12/25/2036 ^	24,825	19,569
2.704% due 02/25/2037	43,069	33,698
2.741% due 09/25/2036	16,053	12,348
2.757% due 03/25/2037	83,736	74,897
4.500% due 12/25/2035	6,533	6,287
4.764% due 05/25/2037 ^	17,223	13,086
4.909% due 12/25/2036 ^	27,185	24,471
4.911% due 05/25/2037	443	356
5.033% due 01/25/2036	20,121	19,014
5.049% due 03/25/2036	39,369	38,232
5.098% due 02/25/2037	27,202	22,022
5.134% due 08/25/2036	27,997	23,328
5.174% due 08/25/2036	22,729	20,782
5.238% due 02/25/2037	1,549	1,449
5.247% due 04/25/2037	4,475	4,140
5.307% due 08/25/2036	14,307	13,012
5.314% due 08/25/2035	5,269	5,140
5.895% due 08/25/2046	29,626	27,656
6.000% due 07/25/2034	1,311	1,373

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.667% due 04/25/2035	24,752	17,952
0.918% due 04/25/2047	825	212
1.118% due 05/25/2046	8,689	5,340
5.500% due 06/25/2037	5,620	5,014
6.268% due 07/25/2036	2,005	1,038

Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	3	3
2.257% due 02/25/2033	28	27
2.498% due 01/25/2035	750	763
2.600% due 05/25/2033	142	142
2.731% due 06/25/2033	7,806	7,963

Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	10,557	9,996

Wells Fargo Commercial Mortgage Trust
2.167% due 10/15/2045 (a)	90,217	12,508

Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	4,761	3,862
2.610% due 11/25/2034	2,076	2,081
2.612% due 12/25/2034	2,402	2,484
2.612% due 10/25/2036 ^	17,378	15,195

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.613% due 03/25/2035		$9,488	$9,442
2.614% due 07/25/2036 ^		55,855	47,936
2.615% due 06/25/2034		30,375	30,784
2.615% due 09/25/2034		635	634
2.615% due 12/25/2034		46,320	47,144
2.615% due 01/25/2035		4,865	4,865
2.616% due 09/25/2034		13,818	14,253
2.616% due 01/25/2035		15,194	14,640
2.616% due 06/25/2035		9,563	9,804
2.617% due 03/25/2036		163,732	156,652
2.619% due 07/25/2036 ^		2,411	2,074
2.620% due 06/25/2035		85,307	86,742
2.630% due 06/25/2035		3,183	3,261
2.638% due 03/25/2036		4,856	4,207
2.644% due 03/25/2035		1,904	1,880
2.648% due 10/25/2035		34,006	32,752
2.649% due 04/25/2036		480	477
2.651% due 02/25/2034		4,612	4,577
2.656% due 10/25/2035		23,484	22,626
2.659% due 05/25/2035		5,106	5,184
2.667% due 04/25/2036		26,736	24,131
2.672% due 03/25/2035		11,596	11,773
2.678% due 06/25/2034		8,607	8,747
2.693% due 03/25/2036		15,544	14,639
2.711% due 06/25/2035		1,035	1,055
2.747% due 08/25/2033		490	505
3.040% due 09/25/2036 ^		8,834	7,304
4.500% due 11/25/2018		10	10
4.588% due 12/25/2033		3,998	4,102
4.607% due 09/25/2033		443	460
4.637% due 01/25/2034		192	194
4.681% due 12/25/2033		430	442
4.725% due 07/25/2034		74	76
5.000% due 06/25/2033		1,091	1,095
5.000% due 03/25/2036		4,258	4,303
5.027% due 03/25/2036		48,988	49,296
5.169% due 10/25/2035		45,333	45,417
5.237% due 05/25/2035		4,816	4,867
5.250% due 10/25/2035		5,468	5,668
5.360% due 03/25/2036		530	527
5.500% due 11/25/2035		655	674
5.500% due 01/25/2036		9,766	9,656
5.500% due 02/25/2037		2,571	2,336
5.596% due 04/25/2036		31,235	30,499
5.724% due 04/25/2037		16,625	14,920
5.750% due 03/25/2036		11,884	11,959
5.750% due 02/25/2037		1,439	1,409
5.750% due 04/25/2037		10,680	10,141
6.000% due 06/25/2036 ^		11,446	9,902
6.000% due 08/25/2036		11,123	10,870
6.000% due 03/25/2037 ^		8,958	8,720
6.000% due 04/25/2037		3,972	3,830
6.000% due 07/25/2037		51,980	51,498
6.000% due 08/25/2037		35,814	35,660
6.250% due 07/25/2037		756	719

Windermere CMBS PLC
0.505% due 08/22/2016	EUR	19,709	24,786

Total Mortgage-Backed Securities (Cost $17,258,596)			18,454,720

28	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 2.1%

ACA CLO Ltd.
0.705% due 01/20/2021		$20,000	$19,507

Academic Loan Funding Trust
1.017% due 12/27/2022		40,364	40,464

Access Group, Inc.
1.751% due 10/27/2025		54,320	54,665

Accredited Mortgage Loan Trust
4.330% due 06/25/2033		4,659	4,011
4.980% due 10/25/2033		3,359	2,938

ACE Securities Corp.
0.277% due 10/25/2036		26	8
0.417% due 12/25/2036		30,045	10,170
1.192% due 11/25/2033		4,212	3,477

AFC Home Equity Loan Trust
0.927% due 12/22/2027		4	4

Ally Auto Receivables Trust
0.910% due 11/17/2014		3,602	3,611

Alzette European CLO S.A.
0.709% due 12/15/2020		4,748	4,681

American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017		41,097	40,239
0.652% due 05/03/2018		11,951	11,806

Ameriquest Mortgage Securities, Inc.
0.417% due 05/25/2035		1,900	1,889
0.447% due 11/25/2035		80	78
0.519% due 11/25/2034		857	819
4.956% due 11/25/2035		6,674	6,746

Amortizing Residential Collateral Trust
0.757% due 06/25/2032		267	222
0.797% due 07/25/2032		97	81
0.917% due 10/25/2031		139	110

Anthracite CDO Ltd.
1.217% due 12/24/2037		4,576	4,464

Aquilae CLO PLC
1.007% due 01/17/2023	EUR	29,057	35,994

Argent Securities, Inc.
0.417% due 10/25/2035		$1,561	1,545

Artus Loan Fund Ltd.
1.085% due 02/15/2018		4,021	4,003

Asset-Backed Funding Certificates Trust
0.377% due 01/25/2037		18,445	8,936
0.437% due 01/25/2037		13,188	6,456
0.527% due 12/25/2034		1,258	1,195
0.917% due 06/25/2034		2,374	1,886
1.077% due 12/25/2030		1,762	1,617
1.312% due 05/25/2032		1,323	1,119

Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037		1,411	1,129
0.492% due 09/25/2034		2,027	1,948
0.707% due 07/25/2035		1,677	1,669
1.027% due 06/25/2034		19,072	16,552
1.267% due 12/25/2034		10,000	7,971
1.571% due 04/15/2033		506	452

Avoca CLO BV
0.743% due 09/15/2021	EUR	51,255	63,347

Babson CLO Ltd.
0.755% due 11/15/2016		$6,459	6,411

Bank of America Auto Trust
2.670% due 12/15/2016		10,353	10,461

Bank One Issuance Trust
0.471% due 05/16/2016		500	501

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037	$175	$169
0.287% due 12/25/2036	1,990	1,896
0.297% due 10/25/2036	27	25
0.307% due 06/25/2047	11	11
0.327% due 11/25/2036	944	572
0.367% due 01/25/2037	7,146	6,488
0.377% due 01/25/2037	25,163	13,057
0.387% due 05/25/2036	9,800	6,253
0.387% due 10/25/2036	19,720	16,520
0.387% due 01/25/2037	19,663	7,115
0.397% due 04/25/2036	21,204	20,514
0.407% due 01/25/2047	5,402	5,316
0.417% due 04/25/2037	12,000	8,458
0.457% due 06/25/2047	7,500	3,304
0.497% due 02/25/2036	131	129
0.497% due 04/25/2036	6,724	4,736
0.567% due 04/25/2037	10,800	2,545
0.617% due 11/25/2034	3,631	2,604
0.617% due 09/25/2046	5,817	4,246
0.737% due 07/25/2035	1,252	1,219
0.857% due 12/25/2034	7	6
0.877% due 10/25/2032	3,112	2,801
1.017% due 10/27/2032	967	867
1.217% due 10/25/2037	514	396
1.217% due 11/25/2042	384	344
1.467% due 08/25/2037	11,420	7,746
2.984% due 06/25/2043	1,465	1,481
3.000% due 10/25/2036	274	200
3.161% due 07/25/2036	317	226

BNC Mortgage Loan Trust
0.317% due 05/25/2037	677	661

Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020	27,448	26,864
1.203% due 01/21/2021	13,372	13,081

Carrington Mortgage Loan Trust
0.317% due 06/25/2037	1,426	1,362
0.337% due 02/25/2037	30	29
0.457% due 10/25/2036	13,800	5,091
0.537% due 10/25/2035	4,147	4,030
0.597% due 12/25/2035	21,844	17,467

Chambers Descendants Trust
12.000% due 08/15/2018 (p)	109,924	109,759

Chase Funding Mortgage Loan Asset-Backed Certificates
0.777% due 02/25/2033	62	57
0.857% due 08/25/2032	868	677
0.877% due 11/25/2032	28	24
0.957% due 10/25/2032	286	254
4.396% due 02/25/2030	149	150
4.499% due 11/25/2034	16	16

Chase Issuance Trust
1.421% due 05/15/2015	100	101
1.889% due 09/15/2015	1,200	1,218
5.120% due 10/15/2014	100	100

CIT Mortgage Loan Trust
1.467% due 10/25/2037	1,220	1,156

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	128

Citibank Omni Master Trust
2.971% due 08/15/2018	59,750	62,575
4.900% due 11/15/2018	175,000	190,853
5.350% due 08/15/2018	25,000	27,228

Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036	4	4

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.277% due 05/25/2037	$2,085	$2,037
0.277% due 07/25/2045	5,272	4,135
0.287% due 05/25/2037	8,569	6,357
0.327% due 08/25/2036	137	135
0.367% due 10/25/2036	7,556	7,414
0.387% due 07/25/2045	16,200	7,550
0.467% due 08/25/2036	24,500	10,383
0.477% due 09/25/2036	5,344	2,328
0.477% due 07/25/2045	7,717	3,469
0.487% due 05/25/2037	17,700	8,156
1.192% due 11/25/2034	19,504	17,231
5.764% due 01/25/2037	2,097	1,430

Columbus Nova CLO Ltd.
0.687% due 05/16/2019	4,870	4,695

Commercial Industrial Finance Corp.
0.697% due 05/10/2021	10,600	10,218

Concord Real Estate CDO Ltd.
0.497% due 12/25/2046	14,454	13,007

Conseco Finance
0.671% due 05/15/2032	90	89

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	134	140
6.681% due 12/01/2033	336	352
7.490% due 07/01/2031	664	649

Conseco Financial Corp.
6.240% due 12/01/2028	297	308
6.870% due 04/01/2030	526	566
7.140% due 01/15/2029	37	40

Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	32	32
0.337% due 06/25/2047	40,000	38,757
0.347% due 06/25/2047	4,824	4,730
0.367% due 01/25/2037	4,500	3,564
0.367% due 02/25/2037	31,010	26,082
0.367% due 01/25/2045	21,636	20,857
0.367% due 06/25/2047	61,150	42,421
0.377% due 01/25/2034	5,000	3,276
0.377% due 03/25/2037	7,666	6,141
0.377% due 01/25/2046	6,533	5,170
0.387% due 05/25/2037	54,800	40,097
0.397% due 09/25/2036	5,126	4,851
0.407% due 06/25/2036	14,652	14,163
0.457% due 03/25/2037	14,200	3,800
0.467% due 04/25/2036	13,884	13,137
0.467% due 05/25/2036	10,872	10,561
0.487% due 01/25/2036	1,489	1,340
0.507% due 06/25/2036	4,440	2,825
0.507% due 07/25/2036	7,400	2,834
0.507% due 08/25/2036	8,697	3,547
0.517% due 08/25/2035	7,076	6,287
0.517% due 06/25/2036	9,400	5,351
0.557% due 04/25/2036	10,159	7,288
0.557% due 12/25/2036	88	42
0.567% due 05/25/2036	33,100	24,957
0.587% due 11/25/2033	35	34
0.587% due 12/25/2034	4,276	3,935
0.602% due 11/25/2035	2,707	2,201
0.607% due 11/25/2034	4,696	4,527
0.617% due 08/25/2034	1,116	1,023
0.667% due 11/25/2034	1,619	1,565
0.697% due 12/25/2031	340	207
0.717% due 08/25/2047	20,000	18,767
0.747% due 05/25/2035	5,695	5,634
0.817% due 07/25/2035	19,000	15,032
0.917% due 11/25/2035	2,000	854
0.957% due 05/25/2032	22	18

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.192% due 11/25/2034		$6,000	$3,801
4.693% due 10/25/2035		14,979	13,926
4.740% due 10/25/2035		1,737	1,671
5.103% due 05/25/2035		3,500	2,941
5.714% due 04/25/2047		10,126	7,102

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		1,069	893
0.917% due 07/25/2032		54	40
0.957% due 08/25/2032		2,042	1,451
1.017% due 05/25/2043		1,963	1,636

Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		177	75
0.287% due 01/25/2037		42	11
0.337% due 07/25/2037		648	422
0.467% due 04/25/2037		1,820	930
1.317% due 04/25/2032		337	281
4.831% due 08/25/2035		66	66
6.280% due 05/25/2035		1,793	1,636

CSAM Funding
0.895% due 10/15/2016		6,861	6,831

Delta Funding Home Equity Loan Trust
1.041% due 09/15/2029		210	172

Denver Arena Trust
6.940% due 11/15/2019		2,112	2,157

Educational Services of America, Inc.
1.301% due 07/25/2023		48,912	49,182

EFS Volunteer LLC
1.301% due 10/26/2026		33,106	33,066

EMC Mortgage Loan Trust
0.587% due 05/25/2040		53	47
0.667% due 12/25/2042		2,409	1,962
0.667% due 05/25/2043		719	598

Equity One ABS, Inc.
0.777% due 11/25/2032		6,330	5,425

Eurocredit CDO BV
0.930% due 02/22/2020	EUR	18,838	23,744

First Alliance Mortgage Loan Trust
0.979% due 03/20/2031		383	312

First Franklin Mortgage Loan Trust
0.277% due 10/25/2036		90	90
0.497% due 10/25/2035		2,673	2,639
0.587% due 12/25/2034		73	73
0.617% due 04/25/2035		1,213	1,207
0.687% due 07/25/2035		825	626
1.117% due 03/25/2034		6,410	5,178
1.642% due 10/25/2034		3,498	1,903

First NLC Trust
0.287% due 08/25/2037		1,605	670
0.487% due 02/25/2036		22,081	19,140

FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		3	3

Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	51,246

Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$5,513	5,566

Fraser Sullivan CLO Ltd.
0.649% due 03/15/2020		39,119	38,607

Fremont Home Loan Trust
0.277% due 01/25/2037		45	20
0.327% due 02/25/2036		10	10
0.457% due 02/25/2037		28,906	12,656

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.467% due 05/25/2036		$7,800	$2,941
0.547% due 01/25/2036		14,055	7,404

GCO Education Loan Funding Trust
0.507% due 11/25/2020		1,489	1,485

GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		13	5

Globaldrive BV
1.719% due 04/20/2018	EUR	15,535	20,221

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	522
8.300% due 10/15/2026		500	555

Grosvenor Place CLO BV
0.661% due 03/28/2023	EUR	127,000	154,589

GSAA Trust
0.517% due 03/25/2037		$4,489	2,626
0.517% due 05/25/2047		899	632
0.587% due 06/25/2035		10,000	8,705
4.802% due 06/25/2034		124	126
5.552% due 03/25/2036		20,843	14,284
5.995% due 03/25/2046		26,049	19,532

GSAMP Trust
0.287% due 12/25/2036		351	145
0.367% due 08/25/2036		20,500	10,585
0.397% due 11/25/2035		633	68
0.447% due 03/25/2047		10,726	3,895
0.557% due 01/25/2035		368	358
0.887% due 06/25/2035		4,343	4,195
1.067% due 02/25/2047		80,817	66,452

GSC Partners CDO Fund Ltd.
0.814% due 11/20/2016		6,196	6,188

GSRPM Mortgage Loan Trust
0.917% due 01/25/2032		252	251

Gulf Stream Sextant CLO Ltd.
0.665% due 08/21/2020		8,576	8,417

Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		192,500	188,541

Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	20,179	25,244

Hewett’s Island CLO Ltd.
0.654% due 12/05/2018		$4,448	4,158

Home Equity Asset Trust
0.277% due 05/25/2037		1,480	1,464
0.387% due 08/25/2036		6,511	6,146
0.402% due 07/25/2037		8,100	6,812
0.707% due 12/25/2035		12,200	9,546
0.817% due 11/25/2032		154	111

HSBC Home Equity Loan Trust
0.369% due 03/20/2036		10,283	10,050
0.379% due 01/20/2036		6,619	6,449
0.489% due 01/20/2035		2,012	1,956
0.509% due 01/20/2034		38,402	37,575

HSI Asset Loan Obligation Trust
0.277% due 12/25/2036		160	50

HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		341	133
0.267% due 12/25/2036		66	65
0.397% due 04/25/2037		54,858	24,331

Hyde Park CDO BV
1.187% due 06/14/2022	EUR	16,934	21,092

ICE EM CLO
1.069% due 08/15/2022		$122,000	113,219

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Illinois Student Assistance Commission
0.931% due 04/25/2017		$542	$543

IMC Home Equity Loan Trust
5.353% due 07/25/2026		45	40
7.310% due 11/20/2028		21	21
7.500% due 04/25/2026		1	1
7.520% due 08/20/2028		17	17

Indymac Residential Asset-Backed Trust
0.427% due 04/25/2037		6,600	3,126
0.457% due 11/25/2036		18,500	8,652
0.467% due 03/25/2036		16,071	14,069

IXIS Real Estate Capital Trust
0.557% due 02/25/2036		452	420

JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		1,815	1,688
0.297% due 08/25/2036		438	163
0.297% due 03/25/2037		19	18
0.377% due 07/25/2036		10,847	4,936
0.407% due 05/25/2035		506	467
0.407% due 03/25/2047		25,812	12,271

Jubilee CDO BV
0.686% due 09/20/2022	EUR	18,582	23,226
1.443% due 10/15/2019		7,528	9,515

L.A. Arena Funding LLC
7.656% due 12/15/2026		$194	215

Landmark CDO Ltd.
0.718% due 06/01/2017		2,457	2,407

LCM Ltd.
0.606% due 03/21/2019		18,200	17,429

Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037		6,153	2,913

Lehman XS Trust
0.387% due 12/25/2036 ^		3,678	1,921
0.417% due 08/25/2046		25,470	16,558
0.447% due 04/25/2046		34,386	19,812
0.477% due 02/25/2046		6,420	4,000
0.497% due 08/25/2035		43	39
1.717% due 07/25/2035		11,178	10,627
5.420% due 11/25/2035		1,839	1,804

Long Beach Mortgage Loan Trust
0.767% due 06/25/2035		2,125	1,948
0.777% due 10/25/2034		5,242	4,363
0.837% due 04/25/2035		6,000	5,175

Magi Funding PLC
1.314% due 04/11/2021	EUR	69,804	86,637

Magnolia Funding Ltd.
3.000% due 04/20/2017		57,843	74,598

Massachusetts Educational Financing Authority
1.401% due 04/25/2038		$2,626	2,632

MASTR Asset-Backed Securities Trust
0.267% due 01/25/2037		155	36
0.297% due 05/25/2037		207	203
0.447% due 02/25/2036		8,374	8,197
0.517% due 05/25/2037		27,456	23,826
5.471% due 11/25/2035		4,414	4,248
5.719% due 02/25/2036		10,145	9,873

MASTR Specialized Loan Trust
0.617% due 07/25/2034		743	725

Merrill Lynch First Franklin Mortgage Loan Trust
0.387% due 04/25/2037		5,380	2,695

Merrill Lynch Mortgage Investors, Inc.
0.277% due 11/25/2037		3,004	1,283

30	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.337% due 02/25/2037	$1,569	$562
0.477% due 03/25/2037	63,100	26,773

MESA Trust
1.017% due 12/25/2031	1,329	955

Mid-State Trust
6.005% due 08/15/2037	439	468
7.340% due 07/01/2035	899	936
7.791% due 03/15/2038	3,309	3,287
8.330% due 04/01/2030	1,932	2,026

Morgan Stanley ABS Capital
0.267% due 07/25/2036	363	117
0.277% due 05/25/2037	3,481	2,614
0.317% due 11/25/2036	3,077	2,293
0.327% due 03/25/2037	2,918	1,283
0.357% due 10/25/2036	30,900	13,262
0.367% due 09/25/2036	14,300	5,523
0.367% due 12/25/2036	3,942	1,755
0.397% due 03/25/2037	7,500	3,337
0.447% due 09/25/2036	4,482	1,762
0.447% due 02/25/2037	7,922	3,129
0.467% due 08/25/2036	3,600	1,482
0.467% due 03/25/2037	52,800	23,769
0.467% due 05/25/2037	5,665	2,653
0.557% due 03/25/2037	5,500	2,513
0.577% due 02/25/2037	13,166	5,332
1.017% due 07/25/2037	9,048	8,633
1.072% due 03/25/2034	8,399	7,306
1.117% due 05/25/2034	18,576	15,733
1.162% due 06/25/2034	4,223	3,623
1.217% due 03/25/2033	1,977	1,756

Morgan Stanley Dean Witter Capital
1.492% due 09/25/2032	3,989	3,175
1.567% due 02/25/2033	2,393	2,036

Morgan Stanley Home Equity Loan Trust
0.447% due 04/25/2037	10,000	4,491
0.567% due 04/25/2037	7,513	3,445

Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036	9	4
0.327% due 11/25/2036	186	76

Morgan Stanley Mortgage Loan Trust
0.287% due 01/25/2047	15	14
0.447% due 02/25/2037	1,171	595
0.577% due 04/25/2037	5,139	2,332
5.726% due 10/25/2036	2,331	1,379
5.750% due 11/25/2036	2,705	1,620
5.750% due 04/25/2037	1,436	1,078
6.000% due 07/25/2047	1,593	1,230

Nelnet Student Loan Trust
1.151% due 07/25/2018	25,836	25,927
1.381% due 10/25/2019	5,000	5,038

New Century Home Equity Loan Trust
0.477% due 06/25/2035	810	802
0.487% due 09/25/2035	5,260	5,197
1.102% due 05/25/2034	2,921	2,520

Novastar Home Equity Loan
0.397% due 03/25/2037	5,795	2,284
0.467% due 10/25/2036	8,828	3,335
0.927% due 12/25/2033	1,326	1,219

NYLIM Flatiron CLO Ltd.
0.659% due 08/08/2020	10,750	10,342

Oakwood Mortgage Investors, Inc.
7.650% due 04/15/2027	281	280

Octagon Investment Partners Ltd.
0.778% due 12/02/2016	5,009	4,978

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Option One Mortgage Loan Trust
0.277% due 07/25/2037		$13	$13
0.357% due 01/25/2037		27,628	13,074

Ownit Mortgage Loan Trust
0.367% due 05/25/2037		29,965	14,846

Palisades CDO Ltd.
0.813% due 07/22/2039		54,311	50,502

Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		33,283	33,806

Park Place Securities, Inc.
0.477% due 09/25/2035		247	239
0.767% due 03/25/2035		8,000	6,642
0.867% due 10/25/2034		10,700	9,752

Penta CLO S.A.
1.166% due 06/04/2024	EUR	58,970	69,850

People’s Choice Home Loan Securities Trust
1.117% due 01/25/2035		$6,500	3,802

Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		11,982	10,073

Primus CLO Ltd.
0.688% due 07/15/2021		163,977	155,462

RAAC Series
0.487% due 05/25/2036		2,896	2,359
0.617% due 06/25/2047		1,700	1,111
1.417% due 09/25/2047		10,225	8,785

Renaissance Home Equity Loan Trust
0.577% due 11/25/2034		489	389
0.717% due 12/25/2033		285	254
0.917% due 08/25/2032		104	84
5.565% due 02/25/2036		12	10

Residential Asset Mortgage Products Trust
0.497% due 05/25/2037		25,888	18,145
0.517% due 03/25/2036		34,000	19,819
0.727% due 06/25/2035		4,090	3,394
5.072% due 04/25/2034		1,825	1,884

Residential Asset Securities Corp. Trust
0.367% due 08/25/2036		3,864	2,769
0.367% due 09/25/2036		6,648	6,371
0.377% due 07/25/2036		5,436	4,954
0.397% due 04/25/2036		8,041	6,675
0.467% due 08/25/2036		23,900	13,496
0.657% due 11/25/2035		6,840	4,524
0.717% due 07/25/2032 ^		5	3
1.042% due 07/25/2034		2,229	1,526

Residential Mortgage Loan Trust
1.717% due 09/25/2029		12	11

RMF Euro CDO S.A.
0.755% due 09/11/2022	EUR	16,866	20,805

SACO, Inc.
0.337% due 05/25/2036		$182	181
0.637% due 03/25/2036		120	73
0.717% due 12/25/2035		128	78

Salomon Brothers Mortgage Securities, Inc.
0.777% due 09/25/2028		924	854

Saxon Asset Securities Trust
0.737% due 08/25/2032		21	21

Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		157	138
0.277% due 12/25/2036 ^		346	88
0.347% due 05/25/2037 ^		1,269	674

SG Mortgage Securities Trust
0.367% due 10/25/2036		20,988	9,010

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Sherwood Castle Funding PLC
0.462% due 03/15/2016	EUR	18,000	$22,943
0.833% due 06/15/2016	GBP	5,200	8,289

SLC Student Loan Trust
0.635% due 05/15/2018		$4,691	4,691
1.289% due 06/15/2021		4,300	4,355
4.750% due 06/15/2033		29,315	28,145

SLM Student Loan Trust
0.451% due 07/25/2017		7,202	7,190
0.512% due 12/15/2023	EUR	153	189
0.512% due 10/26/2026		2,500	2,924
0.522% due 09/15/2021		10,888	13,794
0.522% due 06/17/2024		30,506	37,203
0.529% due 03/15/2017		$1,298	1,294
0.531% due 10/25/2021		11,396	11,385
0.541% due 10/25/2022		2,036	2,030
0.561% due 04/25/2017		192	192
0.581% due 01/25/2019		4,587	4,585
0.591% due 04/25/2017		4,341	4,341
0.601% due 01/25/2021		109,178	109,071
0.621% due 04/27/2020		9,357	9,337
0.692% due 10/25/2023	EUR	71,068	84,418
0.781% due 01/25/2022		$12,000	11,792
0.951% due 10/25/2017		69,798	69,822
1.001% due 10/25/2017		109	110
1.101% due 04/25/2019		700	698
1.201% due 01/25/2019		40,000	40,145
1.201% due 04/25/2023		20,000	20,102
1.351% due 07/25/2023		700	702
1.551% due 10/25/2016		858	864
1.551% due 07/25/2023		5,000	5,078
1.589% due 12/15/2033		29,274	28,909
1.621% due 12/15/2023		30,378	30,628
1.751% due 01/25/2018		1,490	1,526
1.951% due 04/25/2023		934,341	973,720
2.141% due 08/15/2016		4,674	4,684
2.151% due 07/25/2023		2,100	2,217
2.471% due 06/16/2042		18,000	18,279
2.871% due 12/16/2019		42,483	43,099
3.200% due 05/16/2044		4,764	4,927
3.471% due 05/16/2044		53,665	56,650
3.500% due 08/17/2043		78,171	75,974

Soundview Home Loan Trust
0.277% due 11/25/2036		1,388	448
0.297% due 06/25/2037		615	591
0.377% due 01/25/2037		7,000	3,426
0.427% due 06/25/2037		28,400	12,723
0.467% due 08/25/2037		3,828	1,483
0.497% due 06/25/2037		23,637	10,575
0.517% due 11/25/2035		9	9

South Carolina Student Loan Corp.
0.968% due 03/01/2018		1,392	1,393
1.168% due 03/02/2020		700	703
1.418% due 09/03/2024		600	605

Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		657	625
0.317% due 11/25/2037		1,808	1,253
0.567% due 09/25/2036		5,000	4,718
0.897% due 01/25/2034		23	19

Stone Tower CLO Ltd.
0.685% due 04/17/2021		5,000	4,766

Stony Hill CDO Ltd.
1.032% due 10/15/2013		69	68

Structured Asset Investment Loan Trust
0.367% due 09/25/2036		13,710	8,906
0.577% due 10/25/2035		9,349	8,301

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.917% due 04/25/2033		$2,194	$1,937

Structured Asset Securities Corp.
0.297% due 01/25/2037		489	489
0.317% due 01/25/2037		388	265
0.327% due 01/25/2037		10,000	9,333
0.357% due 05/25/2047		9,438	7,155
0.367% due 05/25/2037		631	618
0.387% due 12/25/2036		12,000	6,625
0.397% due 01/25/2037		4,306	1,721
0.427% due 09/25/2035		111	111
0.517% due 06/25/2035		4,465	3,542
0.617% due 05/25/2034		15	14
0.797% due 01/25/2033		4,410	3,934
1.715% due 04/25/2035		18,695	17,879
5.180% due 10/25/2034		2,910	3,013
5.410% due 06/25/2033		76	75

Symphony CLO Ltd.
0.675% due 05/15/2019		82,500	80,525

Tobacco Settlement Financing Corp.
6.125% due 06/01/2032		7,000	7,111

Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		3,427	3,432

Triaxx Prime CDO
0.474% due 10/02/2039		187,139	122,250

Wachovia Loan Trust
0.577% due 05/25/2035		2,042	1,684

Whitney CLO Ltd.
0.708% due 03/01/2017		908	905

Wind River CLO Ltd.
0.711% due 12/19/2016		6,486	6,345

WMC Mortgage Loan Pass-Through Certificates
0.901% due 05/15/2030		2,218	2,117

Wood Street CLO BV
0.696% due 03/29/2021	EUR	35,201	43,835

Total Asset-Backed Securities (Cost $5,626,702)			5,741,033

SOVEREIGN ISSUES 11.3%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	36,702

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,139
5.500% due 07/12/2020 (k)		$8,200	9,758
6.369% due 06/16/2018 (k)		10,000	12,050
6.500% due 06/10/2019		5,000	6,188

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,300	2,137

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		502,667	254,292
10.000% due 01/01/2017		9,975,825	5,097,052
10.000% due 01/01/2021		649,216	327,504

Canada Housing Trust
2.650% due 03/15/2022	CAD	22,700	24,051
3.800% due 06/15/2021		410,600	474,731

Hydro-Quebec
0.750% due 03/28/2013 (g)		$5,600	3,950
8.400% due 01/15/2022		150	217

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indonesia Government International Bond
6.750% due 03/10/2014		$5,000	$5,369
6.875% due 03/09/2017		3,000	3,611
7.250% due 04/20/2015		12,800	14,608
7.500% due 01/15/2016		21,037	24,824

Ireland Government Bond
4.500% due 02/18/2015	EUR	28,000	38,257
4.600% due 04/18/2016		42,000	56,626

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013		72,600	93,492
2.100% due 09/15/2021 (f)		77,775	88,753
2.250% due 11/01/2013		238,700	307,941
2.500% due 03/01/2015		741,000	947,642
3.000% due 04/01/2014		336,400	438,043
3.000% due 04/15/2015		109,900	141,976
3.000% due 06/15/2015		300,000	387,304
3.000% due 11/01/2015		281,800	362,892
3.500% due 06/01/2014		235,900	309,356
3.750% due 12/15/2013		419,300	550,092
3.750% due 08/01/2015		655,500	860,799
3.750% due 04/15/2016		62,300	81,714
3.750% due 08/01/2016		102,900	133,775
4.250% due 04/15/2013		10,000	13,039
4.250% due 07/01/2014		552,500	733,387
4.250% due 08/01/2014		243,200	323,597
4.250% due 02/01/2015		234,300	312,445
4.500% due 07/15/2015		923,100	1,234,988
4.500% due 03/01/2026		23,600	28,019
4.750% due 02/01/2013		61,100	79,368
4.750% due 09/15/2016		116,400	156,206
4.750% due 05/01/2017		395,100	526,021
4.750% due 06/01/2017		353,100	469,015
5.250% due 08/01/2017		187,900	255,330
6.000% due 11/15/2014		344,200	475,397

Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		47,900	59,886
0.000% due 05/30/2014		427,200	527,777
0.000% due 09/30/2014		403,300	492,040

Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	103,681

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	69,542
5.000% due 06/15/2017	MXN	1,295,000	100,935
6.000% due 06/18/2015		2,213,000	178,008
6.250% due 06/16/2016		7,131,300	581,173
6.500% due 06/10/2021		3,825,900	325,205
6.500% due 06/09/2022		2,836,000	240,711
7.750% due 12/14/2017		438,170	38,394
7.750% due 05/29/2031		330,000	29,839
8.000% due 06/11/2020		363,100	33,359
9.000% due 12/20/2012		8,750,000	687,272
10.000% due 12/05/2024		9,886,700	1,082,139

New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	13,044

Panama Government International Bond
7.250% due 03/15/2015		$20,700	23,753

Portugal Obrigacoes do Tesouro OT
3.600% due 10/15/2014	EUR	7,500	9,452
4.375% due 06/16/2014		20,000	25,730

Province of British Columbia
3.250% due 12/18/2021	CAD	42,400	45,945
3.700% due 12/18/2020		10,000	11,227
4.300% due 06/18/2042		36,600	44,764

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Province of Ontario
1.600% due 09/21/2016		$8,200	$8,487
1.650% due 09/27/2019		104,500	105,044
2.450% due 06/29/2022		10,000	10,175
3.000% due 07/16/2018		17,300	18,960
3.150% due 06/02/2022	CAD	1,008,300	1,067,516
4.000% due 10/07/2019		$34,655	40,219
4.000% due 06/02/2021	CAD	1,234,800	1,400,645
4.200% due 03/08/2018		77,400	87,840
4.200% due 06/02/2020		560,000	642,838
4.300% due 03/08/2017		415,300	468,319
4.400% due 06/02/2019		204,875	237,198
4.400% due 04/14/2020		$18,900	22,474
4.600% due 06/02/2039	CAD	120,460	149,378
4.650% due 06/02/2041		282,000	356,610
4.700% due 06/02/2037		48,400	60,227
5.500% due 06/02/2018		71,100	85,591
5.600% due 06/02/2035		75,000	103,478
5.850% due 03/08/2033		165,000	230,939
6.200% due 06/02/2031		5,000	7,155
6.500% due 03/08/2029		26,200	37,992
7.600% due 06/02/2027		20,000	31,084

Province of Quebec
2.750% due 08/25/2021		$172,200	180,684
3.500% due 07/29/2020		4,000	4,481
3.500% due 12/01/2022	CAD	541,753	582,382
4.250% due 12/01/2021		692,300	792,306
4.500% due 12/01/2016		20,700	23,405
4.500% due 12/01/2017		102,300	117,060
4.500% due 12/01/2018		255,500	294,866
4.500% due 12/01/2019		357,000	414,613
4.500% due 12/01/2020		1,247,900	1,452,589
4.625% due 05/14/2018		$1,000	1,183
5.000% due 12/01/2041	CAD	25,000	32,329
5.750% due 12/01/2036		25,000	34,518
7.500% due 09/15/2029		$210	326

Qatar Government International Bond
4.000% due 01/20/2015		65,000	69,160
5.150% due 04/09/2014		9,100	9,692
5.250% due 01/20/2020		85,200	101,175

Republic of Korea
5.750% due 04/16/2014		10,000	10,745

Russia Government International Bond
3.250% due 04/04/2017		171,400	180,789
7.500% due 03/31/2030		152,669	193,050

South Africa Government International Bond
8.250% due 09/15/2017	ZAR	331,400	43,912

Spain Government International Bond
3.300% due 10/31/2014	EUR	163,200	209,141
3.400% due 04/30/2014		66,400	85,676
3.750% due 10/31/2015		75,000	95,356
4.000% due 07/30/2015		331,500	427,506
4.400% due 01/31/2015		239,600	313,899

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$74,350	79,905
5.450% due 11/22/2017		81,000	88,311
6.800% due 11/22/2025		1,300	1,534
6.902% due 07/09/2020		51,400	60,855

Total Sovereign Issues (Cost $30,778,957)			31,563,150

32	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 03/15/2013 (g)	144,918	$179,408

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	8,712,560	0
6.250% due 07/15/2033	475,440	0

		0

UTILITIES 0.0%

PPL Corp.
8.750% due 05/01/2014	209,500	11,460

Total Convertible Preferred Securities (Cost $177,927)		190,868

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%

Ally Financial, Inc.
7.250% due 02/07/2033	2,654,829	65,574
7.300% due 03/09/2031	1,573,542	38,441
7.350% due 08/08/2032	517,462	12,766

Citigroup Capital
7.875% due 10/30/2040	900,000	25,065

Citigroup, Inc.
6.150% due 12/15/2012	1,190,000	2,289

Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (g)	1,200,000	32,400

SLM Corp. CPI Linked Security
3.664% due 03/15/2017	4,700	115

		176,650

INDUSTRIALS 0.0%

United Technologies Corp.
7.500% due 08/01/2015	200,000	11,220

Total Preferred Securities (Cost $184,236)		187,870

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.9%
CERTIFICATES OF DEPOSIT 0.6%

Abbey National Treasury Services PLC
1.572% due 04/25/2013	$26,570	26,498
1.758% due 06/10/2013	55,500	55,291

Banco Bradesco S.A.
2.292% due 01/24/2013	175,300	175,891

Banco do Brasil S.A.
0.000% due 03/26/2013	5,200	5,177

Bank of Nova Scotia
0.755% due 10/18/2012	1,500	1,500

Dexia Credit Local
1.400% due 09/20/2013	446,700	446,700
1.500% due 09/27/2013	395,400	395,400
1.700% due 09/06/2013	114,600	114,600

Itau Unibanco Holding S.A.
0.000% due 11/05/2012	220,100	219,760
1.000% due 11/06/2012	108,600	108,428
1.000% due 11/13/2012	103,800	103,603

		1,652,848

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
COMMERCIAL PAPER 0.7%

BP Capital Markets PLC
0.648% due 01/11/2013	$6,700	$6,688

British Telecommunications PLC
1.730% due 06/05/2013	50,000	49,406

Dominion Resources, Inc.
0.410% due 10/10/2012	15,000	14,998
0.420% due 10/16/2012	65,000	64,989
0.430% due 10/22/2012	25,720	25,714

Duke Energy Corp.
0.450% due 10/17/2012	15,000	14,997
0.460% due 10/10/2012	25,000	24,997

Ford Motor Credit Co.
1.140% due 11/13/2012	13,500	13,482
1.140% due 11/16/2012	20,000	19,971
1.200% due 11/02/2012	35,000	34,963

Kinder Morgan Energy Partners LP
0.490% due 10/09/2012	25,000	24,997
0.500% due 10/15/2012	90,000	89,982
0.500% due 10/22/2012	28,000	27,992
0.500% due 10/24/2012	18,000	17,994
0.510% due 10/22/2012	50,000	49,985
0.520% due 10/24/2012	37,630	37,617

Northeast Utilities
0.410% due 10/09/2012	25,000	24,998
0.410% due 10/10/2012	21,456	21,454
0.410% due 10/12/2012	35,000	34,996
0.420% due 10/01/2012	37,889	37,889
0.420% due 10/04/2012	15,920	15,919
0.420% due 10/12/2012	29,465	29,461
0.430% due 10/02/2012	30,000	30,000
0.430% due 10/25/2012	58,500	58,483

PPL Energy Supply LLC
0.430% due 10/15/2012	32,000	31,995
0.440% due 10/09/2012	14,588	14,587

Santander Commercial Paper S.A
2.200% due 04/02/2013	196,800	194,611
3.100% due 10/01/2013	787,900	763,204

Sempra Energy
0.400% due 10/01/2012	15,000	15,000
0.450% due 10/01/2012	39,000	39,000

Spectra Energy Capital
0.440% due 10/05/2012	50,000	49,998
0.440% due 10/09/2012	15,000	14,998
0.510% due 10/29/2012	25,000	24,990

		1,920,355

REPURCHASE AGREEMENTS 0.1%

Banc of America Securities LLC
0.220% due 10/01/2012	2,500	2,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $2,552. Repurchase proceeds are $2,500.)

Bank of Nova Scotia
0.280% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $102,084. Repurchase proceeds are $100,002.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Citigroup Global Markets, Inc.
0.210% due 10/01/2012		$11,400	$11,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $11,634. Repurchase proceeds are $11,400)
0.280% due 10/01/2012		3,500	3,500
(Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $3,573. Repurchase proceeds are $3,500)

Morgan Stanley & Co., Inc.
0.290% due 10/01/2012		2,000	2,000
(Dated 09/28/2012. Collateralized by Federal Home Loan Bank 5.250% due 06/18/2014 valued at $2,043. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2012		27,173	27,173

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% - 5.000% due 06/04/2015 - 03/15/2016 valued at $22,307 and U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $5,410. Repurchase proceeds are $27,173.)

TD Securities (USA) LLC
0.180% due 10/01/2012		10,000	10,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2040 valued at $10,957. Repurchase proceeds are $10,000.)

			156,573

SHORT-TERM NOTES 0.1%

Appalachian Power Co.
0.810% due 08/16/2013		7,000	7,000

Export-Import Bank of Korea
2.300% due 10/21/2012		40,100	40,102

Pacific Gas & Electric Co.
0.884% due 11/20/2012		48,900	48,927

			96,029

ITALY TREASURY BILLS 1.2%
1.759% due 02/28/2013 - 09/13/2013 (d)	EUR	2,708,100	3,425,381

JAPAN TREASURY BILLS 3.3%
0.098% due 10/01/2012 - 11/05/2012 (d)	JPY	724,380,000	9,281,609

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MEXICO TREASURY BILLS 1.1%
4.396% due 10/04/2012 - 01/10/2013 (d)	MXN	40,591,155	$3,131,986

SPAIN TREASURY BILLS 0.2%
2.040% due 02/15/2013 - 09/20/2013 (d)	EUR	468,800	589,027

U.S. TREASURY BILLS 0.0%
0.128% due 01/31/2013 - 07/25/2013 (d)(j)(m)		$33,971	33,950

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (h) 3.6%
PIMCO Short-Term Floating NAV Portfolio		49,906,334	500,211
PIMCO Short-Term Floating NAV Portfolio III		941,478,840	9,417,613

			9,917,824

Total Short-Term Instruments (Cost $30,070,174)			30,205,582

Total Investments 123.3% (Cost $328,937,769)			$342,985,731

Written Options (o) (0.1%) (Premiums $662,953)			(245,500)

Other Assets and Liabilities (Net) (23.2%)			(64,543,063)

Net Assets 100.0%			$278,197,168

34	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity, date shown represents next contractual call date.
(h)	Affiliated to the Fund.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,020,259 at a weighted average interest rate of (0.133%).
(j)	Securities with an aggregate market value of $522,990 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $23,489 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date		Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	08/23/2012	08/23/2014		$2,662	$(2,654)
	(3.000%)	08/24/2012	08/23/2014		3,328	(3,318)
	(1.150%)	05/04/2012	02/22/2014		985	(978)
	(1.000%)	07/06/2012	04/19/2014		1,202	(1,197)
BRC	(0.250%)	04/04/2012	04/03/2014	GBP	3,796	(6,125)
FOB	(2.250%)	03/15/2012	03/15/2014		$2,836	(2,801)
	(1.750%)	06/07/2012	06/06/2014		3,857	(3,835)
JPM	(0.500%)	08/10/2012	08/08/2014		4,256	(4,253)

						$(25,161)

(l)	Securities with an aggregate market value of $212,215 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	1,134	$310
90-Day Euribor March Futures	Long	03/2015	1,383	400
90-Day Eurodollar December Futures	Long	12/2014	14,348	1,200
90-Day Eurodollar June Futures	Long	06/2015	134,794	74,446
90-Day Eurodollar March Futures	Long	03/2015	54,020	47,735
90-Day Eurodollar September Futures	Long	09/2015	6,573	9,932
Euro-Bund 10-Year Bond December Futures	Short	12/2012	7,796	(6,788)
U.S. Treasury 10-Year Note December Futures	Long	12/2012	54,342	26,182

				$153,417

(m)	Centrally cleared swap agreements outstanding on September 30, 2012: Securities with an aggregate market value of $1,629,857 and cash of $737 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$610,512	$	(12,572)	$(23,738)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	1,285,218		(10,144)	(63,292)
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	5,000		(42)	(40)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	9,446,950		(43,904)	(10,917)

				$	(66,662)	$(97,987)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$5,292,900	$39,983	$40,135
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		5,972,700	(2,207,596)	(502,133)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		4,137,700	(160,885)	(306,878)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		650,000	18,585	17,420
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	250,000	2,503	1,646

						$(2,307,410)	$(749,810)

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

(n)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2012(3)	Notional Amount(4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.623%		$ 1,550	$	36	$28	$8
Barclays Bank PLC	BPS	(3.000%)	06/20/2021	4.099%		6,000		454	908	(454)
CRH America, Inc.	CBK	(2.590%)	09/20/2018	2.358%		10,000		(134)	0	(134)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	2.312%		6,200		175	574	(399)
Domtar Corp.	SOG	(5.000%)	09/20/2016	1.511%		31,500		(4,292)	(3,957)	(335)
Foster’s Finance Corp.	BRC	(2.140%)	12/20/2014	0.186%		6,000		(266)	0	(266)
Gap, Inc.	BOA	(5.000%)	06/20/2021	1.917%		27,000		(6,392)	(3,354)	(3,038)
Gap, Inc.	FBF	(1.000%)	06/20/2021	1.917%		5,000		348	857	(509)
Gap, Inc.	GST	(5.000%)	06/20/2021	1.917%		8,000		(1,894)	(940)	(954)
Hanson Building Materials, Inc.	BPS	(1.000%)	09/20/2016	1.354%		33,000		440	1,130	(690)
Hanson Building Materials, Inc.	BPS	(1.000%)	09/20/2016	1.398%		20,000		301	553	(252)
Hanson Ltd.	BRC	(1.000%)	09/20/2016	1.398%		20,000		301	3,057	(2,756)
Intesa Sanpaolo SpA	JPM	(3.000%)	09/20/2015	3.208%		6,000		30	192	(162)
iStar Financial, Inc.	MYC	(0.600%)	12/20/2013	3.564%		10,000		350	0	350
Jones Group, Inc.	DUB	(1.000%)	12/20/2014	1.685%		44,710		658	1,423	(765)
KB Home	DUB	(1.000%)	03/20/2014	1.399%		3,000		17	249	(232)
KB Home	GST	(1.000%)	03/20/2014	1.399%		7,000		39	329	(290)
Manpower, Inc.	GST	(2.500%)	06/20/2013	0.411%	EUR	45,500		(939)	(2,683)	1,744
Marks & Spencer PLC	RYL	(0.950%)	12/20/2017	2.490%		$2,200		162	400	(238)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	0.527%		3,000		(33)	0	(33)
MDC Holdings, Inc.	BPS	(1.250%)	12/20/2014	0.538%		9,000		(146)	0	(146)
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	1.534%		7,000		(248)	(126)	(122)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	1.534%		16,000		(566)	(849)	283
Pactiv LLC	MYC	(5.000%)	06/20/2017	5.370%		9,800		132	(677)	809
PulteGroup, Inc.	BPS	(1.000%)	03/20/2014	0.711%		10,000		(46)	451	(497)
PulteGroup, Inc.	BRC	(5.000%)	03/20/2014	0.711%		15,400		(999)	(200)	(799)
Rohm & Haas Co.	BOA	(1.000%)	09/20/2017	0.400%		1,500		(45)	(17)	(28)
Rohm & Haas Co.	BOA	(0.700%)	09/20/2017	0.409%		13,425		(195)	0	(195)
Rohm & Haas Co.	BPS	(1.600%)	09/20/2017	0.409%		4,665		(275)	0	(275)
Rohm & Haas Co.	BPS	(1.000%)	09/20/2017	0.400%		30,000		(894)	(437)	(457)
Rohm & Haas Co.	CBK	(0.540%)	09/20/2017	0.409%		7,000		(46)	0	(46)
Rohm & Haas Co.	MYC	(1.000%)	09/20/2017	0.400%		17,000		(506)	(527)	21
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.155%		9,000		56	399	(343)
RPM International, Inc.	BRC	(1.460%)	03/20/2018	1.155%		2,800		(46)	0	(46)
RPM International, Inc.	GST	(1.000%)	03/20/2018	1.131%		15,000		98	219	(121)
Tate & Lyle International Finance PLC	BRC	(1.250%)	12/20/2014	0.280%		12,000		(265)	0	(265)
Telefonica Emisiones S.A.U.	CBK	(1.000%)	06/20/2016	2.895%		5,000		330	301	29
Telefonica Emisiones S.A.U.	CBK	(1.000%)	09/20/2017	3.326%		10,000		1,035	730	305
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.523%		7,000		242	251	(9)
Toll Brothers Finance Corp.	BPS	(1.000%)	06/20/2015	0.636%		10,000		(102)	262	(364)
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	1.523%		3,000		103	262	(159)
Universal Corp.	DUB	(1.000%)	12/20/2014	0.537%		33,000		(351)	580	(931)
UST LLC	BRC	(0.700%)	03/20/2018	0.358%		24,000		(448)	0	(448)
UST LLC	CBK	(1.000%)	03/20/2018	0.351%		2,500		(88)	(133)	45
UST LLC	DUB	(1.000%)	03/20/2018	0.351%		1,500		(53)	(74)	21

							$	(13,962)	$(819)	$(13,143)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012(3)	Notional Amount(4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$15,000	$164	$(50)	$214
Ally Financial, Inc.	DUB	5.000%	09/20/2013	1.083%	15,000	598	477	121
Ally Financial, Inc.	DUB	5.000%	12/20/2013	1.193%	25,000	1,202	734	468
Ally Financial, Inc.	DUB	5.000%	06/20/2014	1.802%	35,000	1,957	1,262	695
Ally Financial, Inc.	DUB	5.000%	09/20/2014	1.992%	5,000	299	229	70
Ally Financial, Inc.	DUB	5.000%	06/20/2015	2.520%	10,000	663	461	202
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.189%	2,400	170	(34)	204
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.250%	62,300	4,461	(3,894)	8,355
Ally Financial, Inc.	FBF	5.000%	09/20/2014	1.992%	10,000	598	586	12
Ally Financial, Inc.	GST	5.000%	12/20/2012	0.893%	10,000	110	(125)	235
Ally Financial, Inc.	GST	5.000%	09/20/2013	1.083%	15,000	597	443	154
Ally Financial, Inc.	GST	5.000%	12/20/2013	1.193%	15,000	721	504	217
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%	45,000	2,516	1,871	645
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%	30,000	1,793	1,827	(34)
American International Group, Inc.	GST	1.000%	12/20/2020	1.672%	6,600	(316)	(1,708)	1,392
American International Group, Inc.	MYC	1.000%	12/20/2020	1.672%	4,000	(192)	(988)	796

36	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	9.589%	25,000	(4,345)	(6,049)	1,704
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	1.317%	12,100	(171)	(516)	345
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%	53,200	1,263	610	653
Australia Government Bond	BRC	1.000%	06/20/2017	0.499%	48,400	1,149	604	545
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%	12,700	301	144	157
Australia Government Bond	DUB	1.000%	03/20/2015	0.213%	71,200	1,413	1,367	46
Australia Government Bond	DUB	1.000%	03/20/2016	0.320%	78,800	1,883	1,773	110
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%	23,900	594	207	387
Australia Government Bond	DUB	1.000%	06/20/2017	0.499%	2,800	66	33	33
Australia Government Bond	GST	1.000%	06/20/2016	0.352%	7,400	180	178	2
Australia Government Bond	GST	1.000%	09/20/2016	0.380%	24,100	599	221	378
Australia Government Bond	GST	1.000%	06/20/2017	0.499%	43,600	1,034	457	577
Australia Government Bond	JPM	1.000%	06/20/2016	0.352%	25,000	610	570	40
Australia Government Bond	JPM	1.000%	09/20/2016	0.380%	22,500	559	411	148
Australia Government Bond	JPM	1.000%	06/20/2017	0.499%	35,000	831	347	484
Australia Government Bond	MYC	1.000%	06/20/2016	0.352%	22,000	536	525	11
Australia Government Bond	MYC	1.000%	06/20/2017	0.499%	25,000	594	274	320
Australia Government Bond	RYL	1.000%	06/20/2015	0.241%	14,200	299	385	(86)
Australia Government Bond	UAG	1.000%	03/20/2015	0.213%	50,000	992	693	299
Australia Government Bond	UAG	1.000%	06/20/2015	0.241%	900	19	24	(5)
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%	8,100	201	148	53
Australia Government Bond	UAG	1.000%	06/20/2017	0.499%	42,900	1,018	526	492
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.361%	25,000	125	157	(32)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.439%	5,000	29	32	(3)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%	162,200	964	(2,827)	3,791
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.889%	20,000	76	(298)	374
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	1.139%	25,500	(154)	(412)	258
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.771%	25,000	149	(468)	617
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.448%	20,000	117	0	117
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.771%	65,000	387	(1,169)	1,556
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.771%	25,000	149	(434)	583
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.939%	22,400	53	(253)	306
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%	4,400	(120)	(184)	64
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.439%	15,700	91	77	14
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.714%	25,000	166	(495)	661
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.771%	65,000	387	(932)	1,319
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%	25,000	(151)	(384)	233
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.771%	111,400	662	(1,718)	2,380
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.818%	30,000	157	(962)	1,119
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.889%	60,000	230	(1,275)	1,505
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	1.139%	19,800	(120)	(469)	349
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.424%	25,000	(796)	(863)	67
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.818%	20,000	105	(816)	921
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.889%	15,000	58	(463)	521
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	1.139%	30,000	(182)	(652)	470
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.176%	20,000	(162)	(496)	334
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%	5,900	(188)	(237)	49
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.771%	77,000	457	(1,445)	1,902
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.771%	3,300	19	(60)	79
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.797%	12,000	116	0	116
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.229%	900	9	8	1
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.797%	10,500	102	(5)	107
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.273%	15,000	234	0	234
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%	34,600	314	(407)	721
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.808%	300	15	0	15
Brazil Government International Bond	BOA	1.000%	06/20/2016	0.837%	24,600	156	(71)	227
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.420%	7,800	(251)	(355)	104
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.447%	15,000	(539)	(951)	412
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%	56,200	(50)	(671)	621
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.273%	20,900	145	0	145
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.612%	75,000	742	(1,413)	2,155
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%	127,100	1,206	(1,967)	3,173
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%	240,700	2,187	(2,853)	5,040
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.738%	105,000	913	(514)	1,427
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%	64,790	486	(514)	1,000
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%	25,000	158	(60)	218
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.877%	25,000	128	(719)	847
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.912%	25,000	99	(871)	970
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%	89,900	(80)	(1,036)	956
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%	13,000	26	35	(9)
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%	21,000	190	(330)	520
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%	119,600	898	(943)	1,841
Brazil Government International Bond	CBK	1.000%	12/20/2016	0.912%	25,000	99	(871)	970
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.420%	10,100	(326)	(448)	122
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%	61,800	587	(873)	1,460

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Brazil Government International Bond	DUB	1.000%	09/20/2015	0.704%	110,000	999	(1,220)	2,219
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%	75,000	652	(494)	1,146
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%	100,000	632	(168)	800
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.912%	22,900	91	(809)	900
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%	65,000	(58)	(851)	793
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%	50,000	(1,329)	(1,656)	327
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%	70,000	636	(777)	1,413
Brazil Government International Bond	FBF	2.090%	05/20/2016	0.823%	10,000	534	0	534
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.375%	25,000	(665)	(789)	124
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%	5,700	11	15	(4)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.612%	100,000	989	(1,931)	2,920
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%	30,800	292	(414)	706
Brazil Government International Bond	GST	1.000%	09/20/2016	0.877%	47,500	244	(289)	533
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%	20,000	(18)	(208)	190
Brazil Government International Bond	HUS	1.000%	12/20/2012	0.272%	500	1	1	0
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%	248,900	2,361	(3,152)	5,513
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%	130,500	1,185	(1,332)	2,517
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.738%	100,000	869	(756)	1,625
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%	66,000	496	(523)	1,019
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%	20,400	(18)	(369)	351
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.375%	110,000	(2,923)	(3,489)	566
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.612%	25,000	247	(506)	753
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%	40,000	380	(420)	800
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%	107,000	972	(1,219)	2,191
Brazil Government International Bond	JPM	1.000%	06/20/2016	0.837%	50,000	316	(84)	400
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.877%	99,000	509	(1,137)	1,646
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%	55,700	(50)	(555)	505
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.375%	25,000	(665)	(789)	124
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.273%	47,000	336	0	336
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.522%	15,000	380	0	380
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.662%	31,500	299	(305)	604
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.704%	25,000	227	(157)	384
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.738%	100,000	869	(806)	1,675
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.791%	75,000	563	(608)	1,171
Brazil Government International Bond	MYC	1.000%	12/20/2016	0.912%	25,000	99	(883)	982
Brazil Government International Bond	MYC	1.520%	01/20/2017	0.935%	6,000	167	0	167
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.026%	35,000	(31)	(496)	465
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.612%	50,000	494	(989)	1,483
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%	27,600	251	(261)	512
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.791%	50,000	375	(481)	856
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.026%	10,000	(9)	(105)	96
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.824%	25,000	1,241	0	1,241
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.824%	20,000	395	0	395
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.811%	25,000	1,444	0	1,444
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.600%	25,000	(1,231)	0	(1,231)
Canada Government Bond	GST	1.000%	03/20/2015	0.236%	10,000	193	243	(50)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.122%	590	(3)	(23)	20
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.975%	20,000	24	(97)	121
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.241%	24,200	(260)	(1,227)	967
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.975%	15,000	18	(131)	149
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.975%	50,000	61	(326)	387
China Government International Bond	BOA	0.780%	12/20/2014	0.310%	50,000	536	0	536
China Government International Bond	BOA	1.000%	06/20/2015	0.391%	126,600	2,139	1,811	328
China Government International Bond	BOA	1.000%	09/20/2015	0.422%	50,000	875	402	473
China Government International Bond	BOA	1.000%	12/20/2015	0.447%	25,000	452	362	90
China Government International Bond	BOA	1.000%	03/20/2016	0.510%	50,000	863	606	257
China Government International Bond	BPS	1.000%	06/20/2015	0.391%	25,000	422	384	38
China Government International Bond	BPS	1.000%	09/20/2015	0.422%	15,000	263	94	169
China Government International Bond	BPS	1.000%	03/20/2016	0.510%	42,000	725	509	216
China Government International Bond	BPS	1.000%	06/20/2016	0.564%	24,600	405	235	170
China Government International Bond	BPS	1.000%	06/20/2017	0.778%	10,500	112	(81)	193
China Government International Bond	BPS	1.000%	09/20/2017	0.831%	10,000	85	(145)	230
China Government International Bond	BRC	1.000%	03/20/2015	0.354%	50,000	815	520	295
China Government International Bond	BRC	1.000%	06/20/2015	0.391%	50,000	845	817	28
China Government International Bond	BRC	1.000%	12/20/2015	0.447%	75,000	1,357	1,074	283
China Government International Bond	BRC	1.000%	03/20/2016	0.510%	73,600	1,271	898	373
China Government International Bond	BRC	1.000%	06/20/2016	0.564%	146,900	2,414	1,613	801
China Government International Bond	BRC	1.000%	09/20/2016	0.611%	35,000	546	52	494
China Government International Bond	BRC	1.000%	06/20/2017	0.778%	2,700	29	(19)	48
China Government International Bond	CBK	1.000%	06/20/2015	0.391%	24,900	421	388	33
China Government International Bond	CBK	1.000%	03/20/2016	0.510%	1,000	18	(11)	29
China Government International Bond	CBK	1.000%	06/20/2016	0.564%	83,500	1,372	1,034	338
China Government International Bond	CBK	1.000%	09/20/2016	0.611%	50,000	781	235	546
China Government International Bond	CBK	1.000%	12/20/2016	0.653%	61,300	908	(1,924)	2,832
China Government International Bond	CBK	1.000%	09/20/2017	0.831%	17,800	152	(245)	397

38	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

China Government International Bond	DUB	1.000%	03/20/2015	0.354%	30,000	489	312	177
China Government International Bond	DUB	1.000%	12/20/2015	0.447%	25,000	452	349	103
China Government International Bond	DUB	1.000%	03/20/2016	0.510%	30,000	518	364	154
China Government International Bond	DUB	1.000%	06/20/2016	0.564%	40,200	661	421	240
China Government International Bond	DUB	1.000%	09/20/2016	0.611%	55,100	860	304	556
China Government International Bond	DUB	1.000%	12/20/2016	0.653%	21,000	311	(1,061)	1,372
China Government International Bond	DUB	1.000%	09/20/2017	0.831%	10,000	85	(62)	147
China Government International Bond	FBF	1.000%	03/20/2015	0.354%	85,000	1,385	410	975
China Government International Bond	FBF	1.000%	06/20/2015	0.391%	25,000	423	136	287
China Government International Bond	FBF	1.000%	12/20/2016	0.653%	96,300	1,426	(4,622)	6,048
China Government International Bond	GST	1.000%	09/20/2015	0.422%	25,000	437	182	255
China Government International Bond	GST	1.000%	09/20/2016	0.611%	20,600	321	110	211
China Government International Bond	GST	1.000%	09/20/2017	0.831%	15,000	128	(210)	338
China Government International Bond	HUS	1.000%	06/20/2017	0.778%	2,800	30	(42)	72
China Government International Bond	JPM	1.000%	03/20/2015	0.354%	35,000	571	157	414
China Government International Bond	JPM	1.000%	06/20/2015	0.391%	60,000	1,014	494	520
China Government International Bond	JPM	1.000%	09/20/2015	0.422%	10,000	175	62	113
China Government International Bond	JPM	1.000%	12/20/2015	0.447%	25,000	452	349	103
China Government International Bond	JPM	1.000%	03/20/2016	0.510%	50,000	863	594	269
China Government International Bond	JPM	1.000%	06/20/2016	0.564%	75,000	1,233	765	468
China Government International Bond	JPM	1.000%	09/20/2016	0.611%	93,500	1,460	516	944
China Government International Bond	JPM	1.000%	12/20/2016	0.653%	70,500	1,044	(2,642)	3,686
China Government International Bond	JPM	1.000%	06/20/2017	0.778%	21,600	230	(155)	385
China Government International Bond	JPM	1.000%	09/20/2017	0.831%	25,000	214	(184)	398
China Government International Bond	MYC	1.000%	03/20/2015	0.354%	100,000	1,630	463	1,167
China Government International Bond	MYC	1.000%	12/20/2015	0.447%	50,000	905	712	193
China Government International Bond	MYC	1.000%	06/20/2016	0.564%	25,000	411	276	135
China Government International Bond	MYC	1.000%	09/20/2016	0.611%	74,300	1,160	416	744
China Government International Bond	MYC	1.000%	12/20/2016	0.653%	55,800	826	(2,648)	3,474
China Government International Bond	MYC	1.000%	09/20/2017	0.831%	20,100	172	(296)	468
China Government International Bond	RYL	1.000%	03/20/2015	0.354%	20,000	326	198	128
China Government International Bond	RYL	1.000%	06/20/2015	0.391%	104,600	1,767	1,382	385
China Government International Bond	RYL	1.000%	12/20/2015	0.447%	25,000	452	362	90
China Government International Bond	RYL	1.000%	09/20/2016	0.611%	67,200	1,049	(8)	1,057
China Government International Bond	RYL	1.000%	12/20/2016	0.653%	51,700	766	(1,971)	2,737
China Government International Bond	UAG	1.000%	03/20/2015	0.354%	25,000	408	119	289
China Government International Bond	UAG	1.000%	06/20/2015	0.391%	25,000	422	396	26
China Government International Bond	UAG	1.000%	09/20/2015	0.422%	25,000	437	219	218
China Government International Bond	UAG	1.000%	09/20/2016	0.611%	31,900	498	(89)	587
China Government International Bond	UAG	1.000%	12/20/2016	0.653%	46,400	687	(1,425)	2,112
China Government International Bond	UAG	1.000%	06/20/2017	0.778%	49,300	523	(352)	875
China Government International Bond	UAG	1.000%	09/20/2017	0.831%	24,400	208	(336)	544
Colombia Government International Bond	BRC	1.000%	06/20/2017	0.942%	10,010	30	(159)	189
Dell, Inc.	BRC	1.000%	09/20/2013	0.613%	14,100	57	74	(17)
Dell, Inc.	CBK	1.000%	09/20/2013	0.613%	19,400	80	111	(31)
Dow Chemical Co.	GST	1.000%	06/20/2019	1.569%	10,000	(352)	(762)	410
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.569%	10,000	(352)	(792)	440
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.438%	6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%	9,500	95	(29)	124
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.438%	5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%	5,500	55	(42)	97
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.438%	6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.438%	16,000	206	(453)	659
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%	2,000	20	(17)	37
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.438%	5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.656%	25,000	284	(161)	445
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.718%	5,000	51	(2)	53
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%	25,000	284	(161)	445
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.718%	5,000	50	(7)	57
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%	17,000	218	(460)	678
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%	5,000	50	(5)	55
Enterprise Products Operating LLC	MYC	1.000%	03/20/2019	1.454%	5,000	(136)	(201)	65
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.825%	15,000	102	(141)	243
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.825%	30,000	202	(266)	468
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.825%	10,000	67	(97)	164
Export-Import Bank of China	CBK	1.000%	06/20/2017	1.095%	10,000	(41)	(396)	355
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.825%	10,000	68	(48)	116
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.825%	5,000	33	(44)	77
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%	10,000	27	(970)	997
Export-Import Bank of China	FBF	1.000%	06/20/2017	1.095%	11,300	(46)	(437)	391
Export-Import Bank of China	GST	1.000%	06/20/2016	0.825%	20,000	135	(184)	319
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.825%	10,000	68	(53)	121
Export-Import Bank of China	HUS	1.000%	06/20/2017	1.095%	7,000	(29)	(271)	242
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.825%	25,000	169	(193)	362
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.825%	40,000	270	(232)	502

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.889%	10,000	(215)	0	(215)
Ford Motor Credit Co. LLC	GST	5.000%	03/20/2016	1.569%	10,000	1,161	1,024	137
France Government Bond	BOA	0.250%	12/20/2015	0.597%	32,100	(354)	(872)	518
France Government Bond	BOA	0.250%	03/20/2016	0.688%	116,200	(1,744)	(4,571)	2,827
France Government Bond	BOA	0.250%	09/20/2016	0.835%	15,000	(343)	(905)	562
France Government Bond	BRC	0.250%	03/20/2016	0.688%	224,000	(3,362)	(8,323)	4,961
France Government Bond	BRC	0.250%	09/20/2016	0.835%	35,400	(811)	(2,165)	1,354
France Government Bond	CBK	0.250%	06/20/2015	0.504%	79,600	(543)	(1,590)	1,047
France Government Bond	CBK	0.250%	12/20/2015	0.597%	19,700	(218)	(607)	389
France Government Bond	CBK	0.250%	03/20/2016	0.688%	40,000	(600)	(1,487)	887
France Government Bond	CBK	0.250%	06/20/2016	0.767%	120,400	(2,283)	(5,198)	2,915
France Government Bond	CBK	0.250%	09/20/2016	0.835%	139,500	(3,193)	(6,474)	3,281
France Government Bond	DUB	0.250%	06/20/2015	0.504%	9,900	(68)	(182)	114
France Government Bond	DUB	0.250%	12/20/2015	0.597%	150,000	(1,656)	(4,004)	2,348
France Government Bond	DUB	0.250%	03/20/2016	0.688%	96,200	(1,444)	(3,894)	2,450
France Government Bond	DUB	0.250%	06/20/2016	0.767%	50,000	(948)	(1,153)	205
France Government Bond	GST	0.250%	03/20/2016	0.688%	100,000	(1,501)	(3,719)	2,218
France Government Bond	GST	0.250%	09/20/2016	0.835%	113,500	(2,598)	(5,910)	3,312
France Government Bond	HUS	0.250%	09/20/2016	0.835%	75,400	(1,726)	(3,715)	1,989
France Government Bond	HUS	0.250%	09/20/2017	1.098%	4,500	(184)	(300)	116
France Government Bond	JPM	0.250%	12/20/2015	0.597%	50,000	(552)	(1,393)	841
France Government Bond	JPM	0.250%	03/20/2016	0.688%	50,000	(751)	(1,998)	1,247
France Government Bond	MYC	0.250%	03/20/2016	0.688%	18,100	(271)	(616)	345
France Government Bond	MYC	0.250%	06/20/2016	0.767%	90,100	(1,709)	(3,950)	2,241
France Government Bond	MYC	0.250%	09/20/2016	0.835%	37,100	(849)	(1,752)	903
France Government Bond	RYL	0.250%	12/20/2015	0.597%	83,300	(920)	(1,778)	858
France Government Bond	RYL	0.250%	03/20/2016	0.688%	18,900	(284)	(635)	351
France Government Bond	UAG	0.250%	09/20/2015	0.554%	15,400	(138)	(408)	270
France Government Bond	UAG	0.250%	03/20/2016	0.688%	202,300	(3,036)	(8,185)	5,149
France Government Bond	UAG	0.250%	09/20/2016	0.835%	143,900	(3,294)	(6,324)	3,030
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.280%	30,100	168	177	(9)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.358%	10,000	66	54	12
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.611%	70,500	5,455	2,605	2,850
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.725%	25,000	160	(1,123)	1,283
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%	76,000	23	(2,477)	2,500
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%	112,900	(194)	(1,444)	1,250
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.111%	10,500	(39)	(179)	140
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.412%	7,300	396	0	396
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.725%	34,400	221	(1,730)	1,951
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.000%	50,000	15	(1,903)	1,918
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.059%	25,000	(43)	(359)	316
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%	33,800	34	0	34
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.280%	20,600	40	(222)	262
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.286%	50,000	163	0	163
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.286%	25,000	167	0	167
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.286%	40,000	307	0	307
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.412%	25,000	1,152	0	1,152
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.412%	30,000	1,667	0	1,667
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.725%	50,000	320	(2,557)	2,877
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.000%	35,000	11	(683)	694
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.280%	21,100	118	(523)	641
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%	17,300	787	0	787
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%	57,300	2,841	0	2,841
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.412%	50,000	2,779	0	2,779
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.412%	46,900	2,651	0	2,651
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.534%	30,000	1,483	0	1,483
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.534%	50,000	2,487	0	2,487
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.534%	25,900	1,300	0	1,300
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.534%	15,000	775	0	775
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.534%	50,000	2,623	0	2,623
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%	50,000	4,350	1,187	3,163
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.725%	25,000	160	(1,123)	1,283
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.949%	25,000	46	(876)	922
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.059%	25,000	(43)	(190)	147
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.280%	55,000	1,985	1,269	716
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.358%	30,000	1,417	634	783
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.412%	24,700	1,217	0	1,217
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.412%	20,000	1,112	0	1,112
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.412%	34,100	1,938	0	1,938
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.534%	10,000	525	0	525
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.534%	25,000	1,330	0	1,330
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.611%	29,800	2,306	1,011	1,295
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.949%	110,000	198	(4,219)	4,417
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.000%	90,000	27	(3,099)	3,126

40	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%	37,100	(63)	(2,466)	2,403
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.280%	350	2	1	1
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.286%	10,000	77	0	77
General Electric Capital Corp.	GST	1.000%	06/20/2017	1.279%	25,000	(310)	(693)	383
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%	10,000	73	(263)	336
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.725%	75,000	481	(3,867)	4,348
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.949%	15,000	27	(526)	553
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.000%	125,000	38	(3,121)	3,159
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.082%	10,000	(273)	0	(273)
General Electric Capital Corp.	JPM	1.000%	06/20/2017	1.279%	25,000	(310)	(716)	406
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.358%	65,000	431	349	82
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.725%	50,000	320	(2,368)	2,688
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.949%	85,000	153	(3,104)	3,257
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.000%	10,000	3	(172)	175
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.111%	50,900	(191)	(255)	64
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.239%	2,900	(29)	(246)	217
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.398%	6,700	(142)	(676)	534
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.725%	65,000	416	(3,362)	3,778
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.714%	6,600	20	(22)	42
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	1.118%	11,200	(22)	(181)	159
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.603%	10,000	32	(188)	220
HCA, Inc.	GST	5.000%	09/20/2014	1.399%	20,000	1,443	1,230	213
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.766%	15,000	108	(435)	543
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.803%	50,000	330	(660)	990
Indonesia Government International Bond	BOA	1.000%	09/20/2017	1.425%	25,000	(501)	(957)	456
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.766%	35,000	253	(951)	1,204
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.902%	10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.766%	45,000	325	(1,437)	1,762
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.803%	60,000	396	(891)	1,287
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.902%	10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.036%	10,000	(783)	(671)	(112)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.766%	12,100	88	(274)	362
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.803%	15,000	99	(218)	317
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%	5,000	4	(95)	99
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%	25,000	181	(619)	800
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.803%	15,000	99	(211)	310
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.766%	10,000	72	(218)	290
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.803%	20,000	132	(318)	450
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.902%	21,900	80	(496)	576
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.036%	25,000	(1,958)	(1,641)	(317)
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.766%	10,000	72	(333)	405
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.766%	25,000	180	(792)	972
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.902%	25,000	91	(566)	657
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.064%	2,000	(4)	(39)	35
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.337%	15,000	(227)	(504)	277
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.425%	20,000	(401)	(747)	346
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.766%	35,000	252	(814)	1,066
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%	8,700	58	(138)	196
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.902%	10,000	37	(178)	215
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.989%	12,500	9	(232)	241
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.064%	5,000	(11)	(79)	68
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.337%	27,000	(408)	(948)	540
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%	10,000	(201)	(383)	182
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%	30,000	(2,351)	(2,045)	(306)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.766%	25,000	180	(623)	803
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.803%	30,000	198	(449)	647
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.902%	20,000	73	(342)	415
Indonesia Government International Bond	MYC	1.000%	09/20/2017	1.425%	25,000	(501)	(957)	456
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.036%	10,000	(783)	(649)	(134)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.766%	65,000	469	(1,465)	1,934
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.902%	46,900	171	(1,041)	1,212
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.064%	28,700	(63)	(506)	443
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%	13,600	(30)	(215)	185
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%	33,000	(498)	(1,131)	633
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%	5,000	(392)	(366)	(26)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	3.057%	6,000	410	(315)	725
International Lease Finance Corp.	FBF	5.000%	09/20/2014	2.108%	35,000	2,013	2,170	(157)
Italy Government International Bond	BRC	1.000%	09/20/2017	3.423%	50,000	(5,374)	(6,215)	841
Italy Government International Bond	GST	1.000%	09/20/2017	3.423%	25,000	(2,688)	(3,409)	721
Italy Government International Bond	MYC	1.000%	09/20/2017	3.423%	25,000	(2,687)	(3,390)	703
Japan Government International Bond	BOA	1.000%	03/20/2015	0.365%	69,600	1,116	507	609
Japan Government International Bond	BOA	1.000%	06/20/2015	0.403%	46,700	775	443	332
Japan Government International Bond	BOA	1.000%	09/20/2015	0.434%	125,000	2,144	2,043	101
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%	56,000	991	969	22
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%	62,100	1,051	892	159

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Japan Government International Bond	BOA	1.000%	06/20/2016	0.572%		53,300	861	583	278
Japan Government International Bond	BOA	1.000%	09/20/2016	0.618%		25,000	384	(85)	469
Japan Government International Bond	BOA	1.000%	12/20/2016	0.658%		30,000	439	(580)	1,019
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		251,900	3,243	(3,432)	6,675
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		117,500	1,308	(229)	1,537
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		30,000	282	59	223
Japan Government International Bond	BPS	1.000%	03/20/2016	0.520%		9,900	167	72	95
Japan Government International Bond	BPS	1.000%	06/20/2016	0.572%		25,000	404	261	143
Japan Government International Bond	BRC	1.000%	03/20/2015	0.365%		22,000	353	210	143
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		16,000	271	196	75
Japan Government International Bond	DUB	1.000%	03/20/2015	0.365%		2,300	37	18	19
Japan Government International Bond	DUB	1.000%	06/20/2015	0.403%		20,000	332	177	155
Japan Government International Bond	DUB	1.000%	12/20/2015	0.459%		41,700	738	786	(48)
Japan Government International Bond	DUB	1.000%	09/20/2017	0.814%		20,000	188	35	153
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		180,500	2,894	1,549	1,345
Japan Government International Bond	GST	1.000%	06/20/2015	0.403%		44,900	746	53	693
Japan Government International Bond	GST	1.000%	09/20/2015	0.434%		50,000	858	806	52
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		101,200	1,792	1,876	(84)
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		50,000	846	391	455
Japan Government International Bond	GST	1.000%	06/20/2016	0.572%		75,000	1,211	486	725
Japan Government International Bond	GST	1.000%	09/20/2016	0.618%		74,100	1,138	(436)	1,574
Japan Government International Bond	GST	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		143,000	1,841	(2,094)	3,935
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		20,700	230	(62)	292
Japan Government International Bond	HUS	1.000%	03/20/2017	0.715%		75,000	966	(1,199)	2,165
Japan Government International Bond	JPM	1.000%	09/20/2015	0.434%		75,000	1,287	1,220	67
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		53,800	911	446	465
Japan Government International Bond	MYC	1.000%	06/20/2015	0.403%		25,000	415	82	333
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		25,000	442	452	(10)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		25,000	423	178	245
Japan Government International Bond	MYC	1.000%	06/20/2016	0.572%		177,000	2,858	707	2,151
Japan Government International Bond	MYC	1.000%	09/20/2016	0.618%		35,000	538	(333)	871
Japan Government International Bond	MYC	1.000%	12/20/2016	0.658%		73,200	1,069	(1,462)	2,531
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		98,200	1,264	(1,297)	2,561
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		17,500	194	(48)	242
Japan Government International Bond	RYL	1.000%	06/20/2015	0.403%		30,100	499	246	253
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		50,000	885	930	(45)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		35,000	592	342	250
Japan Government International Bond	RYL	1.000%	06/20/2016	0.572%		25,000	404	168	236
Japan Government International Bond	RYL	1.000%	09/20/2016	0.618%		25,000	385	(97)	482
Japan Government International Bond	RYL	1.000%	12/20/2016	0.658%		25,000	365	(480)	845
Japan Government International Bond	UAG	1.000%	06/20/2015	0.403%		35,000	581	463	118
Japan Government International Bond	UAG	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	UAG	1.000%	03/20/2017	0.715%		20,000	257	(298)	555
Japan Government International Bond	UAG	1.000%	06/20/2017	0.767%		1,500	16	13	3
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		15,000	(130)	(433)	303
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	1.114%		25,000	(76)	(951)	875
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	1.615%		25,000	(790)	(978)	188
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	1.615%		2,100	(66)	(82)	16
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.612%		20,500	(617)	(12)	(605)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.612%		20,000	(602)	(12)	(590)
Lincoln National Corp.	CBK	1.000%	03/20/2016	1.804%		12,700	(339)	(417)	78
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.668%	EUR	3,900	14	(59)	73
MetLife, Inc.	BOA	1.000%	09/20/2013	0.551%	$	26,500	125	(1,434)	1,559
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		9,100	(14)	(125)	111
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		25,000	(298)	(1,584)	1,286
MetLife, Inc.	BOA	1.000%	03/20/2016	1.580%		46,200	(890)	(707)	(183)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.653%		25,000	(581)	(414)	(167)
MetLife, Inc.	BOA	1.000%	09/20/2020	2.117%		10,000	(771)	(1,146)	375
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		10,800	(17)	(272)	255
MetLife, Inc.	CBK	1.000%	06/20/2016	1.653%		20,000	(464)	(475)	11
MetLife, Inc.	DUB	1.000%	03/20/2016	1.580%		17,000	(328)	(404)	76
MetLife, Inc.	FBF	1.000%	09/20/2013	0.551%		20,000	94	(919)	1,013
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		13,900	(21)	(271)	250
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		25,000	(125)	(1,561)	1,436
MetLife, Inc.	GST	1.000%	12/20/2015	1.496%		27,000	(414)	(1,638)	1,224
MetLife, Inc.	GST	1.000%	03/20/2016	1.580%		25,000	(481)	(622)	141
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		25,000	(298)	(1,694)	1,396
MetLife, Inc.	JPM	1.000%	12/20/2015	1.496%		23,000	(352)	(1,415)	1,063
MetLife, Inc.	JPM	1.000%	03/20/2016	1.580%		15,000	(289)	(463)	174
MetLife, Inc.	SOG	1.000%	09/20/2013	0.551%		21,400	101	(1,004)	1,105
MetLife, Inc.	UAG	1.000%	09/20/2013	0.551%		10,000	47	(490)	537
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		19,800	241	(280)	521

42	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Mexico Government International Bond	BOA	1.000%	09/20/2017	0.974%	25,000	39	(358)	397
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%	11,000	(275)	(476)	201
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.874%	25,000	147	(311)	458
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%	17,200	64	(105)	169
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%	48,800	76	(888)	964
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%	42,400	525	(916)	1,441
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%	61,000	742	(635)	1,377
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%	50,000	602	(124)	726
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.689%	50,000	551	(414)	965
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.816%	23,500	188	(830)	1,018
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.874%	30,000	176	(454)	630
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%	55,100	204	(617)	821
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%	20,300	32	(456)	488
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.350%	25,000	(707)	(1,986)	1,279
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%	91,800	1,117	(808)	1,925
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%	240,400	2,652	(2,214)	4,866
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%	50,000	500	(48)	548
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.779%	25,000	225	(707)	932
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.816%	25,000	200	(871)	1,071
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.324%	22,700	(566)	(964)	398
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%	9,400	114	(118)	232
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.634%	50,000	602	(456)	1,058
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%	150,000	1,655	(1,182)	2,837
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.816%	25,000	200	(871)	1,071
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.874%	15,000	88	(165)	253
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%	46,275	171	(965)	1,136
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%	62,100	97	(1,100)	1,197
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.324%	50,000	(1,247)	(1,774)	527
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%	25,000	304	(217)	521
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%	27,700	103	(205)	308
Mexico Government International Bond	GST	1.000%	09/20/2016	0.779%	54,400	490	(485)	975
Mexico Government International Bond	GST	1.000%	03/20/2017	0.874%	75,000	439	(1,031)	1,470
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%	60,200	223	(1,058)	1,281
Mexico Government International Bond	GST	1.000%	09/20/2017	0.974%	25,000	39	(357)	396
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.512%	22,300	276	(471)	747
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.634%	50,000	602	(480)	1,082
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%	10,000	110	(44)	154
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%	50,500	186	(589)	775
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%	48,500	76	(808)	884
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%	27,000	(674)	(1,271)	597
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.392%	10,000	(346)	(465)	119
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%	6,950	57	0	57
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.779%	10,000	90	(46)	136
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.816%	25,000	200	(889)	1,089
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%	60,000	222	(1,179)	1,401
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%	25,000	39	(332)	371
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.634%	25,000	302	(356)	658
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.779%	63,900	574	(506)	1,080
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.874%	5,000	29	(55)	84
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%	60,000	222	(1,243)	1,465
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%	25,000	39	(332)	371
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.512%	25,000	309	(529)	838
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.779%	5,000	45	(139)	184
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%	19,100	232	(270)	502
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.779%	17,900	161	(79)	240
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%	25,000	39	(338)	377
Morgan Stanley	BRC	1.000%	09/20/2014	1.658%	12,600	(158)	(360)	202
Morgan Stanley	CBK	1.000%	12/20/2013	1.194%	13,000	(27)	(125)	98
Morgan Stanley	DUB	1.000%	03/20/2013	0.919%	7,500	5	(333)	338
Morgan Stanley	DUB	1.000%	06/20/2013	0.919%	23,000	21	(697)	718
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%	48,700	44	(1,235)	1,279
Morgan Stanley	FBF	1.000%	09/20/2014	1.658%	27,800	(348)	(746)	398
Morgan Stanley	GST	1.000%	06/20/2013	0.919%	23,000	20	(755)	775
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%	200	10	(20)	30
Panama Government International Bond	DUB	1.170%	04/20/2017	0.911%	14,000	237	0	237
Panama Government International Bond	HUS	1.000%	06/20/2017	0.940%	14,000	43	(231)	274
Panama Government International Bond	MYC	1.000%	06/20/2017	0.940%	5,000	15	(37)	52
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%	23,000	34	(127)	161
Philippines Government International Bond	BOA	1.000%	12/20/2015	0.634%	6,600	79	(140)	219
Pitney Bowes, Inc.	BRC	1.000%	03/20/2016	2.935%	6,300	(401)	(531)	130
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.016%	10,000	799	(180)	979
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.515%	10,000	(171)	(114)	(57)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.901%	15,000	(684)	(424)	(260)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.016%	5,000	399	(90)	489
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.485%	10,000	91	0	91

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.515%		20,000	(342)	(382)	40
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.877%		10,000	(426)	(950)	524
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.901%		15,000	(684)	(482)	(202)
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.700%		3,000	32	(20)	52
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		11,000	118	(5)	123
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		6,000	64	(34)	98
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		12,000	128	(21)	149
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		6,000	64	(6)	70
Republic of Germany	BOA	0.250%	06/20/2017	0.465%		58,000	(579)	(1,704)	1,125
Republic of Germany	BOA	0.250%	09/20/2017	0.503%		50,000	(618)	(1,761)	1,143
Republic of Germany	BRC	0.250%	12/20/2016	0.376%		150,000	(784)	(6,548)	5,764
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		50,000	(499)	(1,529)	1,030
Republic of Germany	CBK	0.250%	06/20/2016	0.314%		50,000	(116)	(816)	700
Republic of Germany	CBK	0.250%	09/20/2016	0.347%		50,000	(189)	(868)	679
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		37,500	(375)	(1,172)	797
Republic of Germany	FBF	0.250%	06/20/2017	0.465%		25,000	(250)	(763)	513
Republic of Germany	GST	0.250%	03/20/2016	0.276%		84,800	(70)	(1,287)	1,217
Republic of Germany	GST	0.250%	09/20/2016	0.347%		50,000	(189)	(807)	618
Republic of Germany	GST	0.250%	12/20/2016	0.376%		90,000	(470)	(3,964)	3,494
Republic of Germany	GST	0.250%	06/20/2017	0.465%		100,000	(999)	(3,031)	2,032
Republic of Germany	GST	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	HUS	0.250%	09/20/2016	0.347%		50,000	(189)	(1,452)	1,263
Republic of Germany	HUS	0.250%	12/20/2016	0.376%		49,400	(259)	(2,106)	1,847
Republic of Germany	HUS	0.250%	06/20/2017	0.465%		23,000	(230)	(730)	500
Republic of Germany	HUS	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	JPM	0.250%	09/20/2017	0.503%		24,800	(306)	(879)	573
Republic of Germany	MYC	0.250%	09/20/2016	0.347%		50,000	(189)	(1,468)	1,279
Republic of Germany	MYC	0.250%	06/20/2017	0.465%		25,000	(249)	(748)	499
Republic of Germany	MYC	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,569)	2,334
Republic of Germany	SOG	0.250%	06/20/2016	0.314%		127,700	(294)	(1,042)	748
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		22,300	(52)	(188)	136
Republic of Germany	UAG	0.250%	09/20/2016	0.347%		382,400	(1,445)	(9,425)	7,980
Republic of Germany	UAG	0.250%	06/20/2017	0.465%		50,000	(499)	(1,520)	1,021
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		2,700	31	(29)	60
Republic of Korea	BRC	1.000%	09/20/2017	0.805%		25,000	244	(209)	453
Republic of Korea	DUB	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	DUB	1.000%	12/20/2016	0.638%		25,000	385	(705)	1,090
Republic of Korea	DUB	1.000%	06/20/2017	0.755%		9,900	115	(138)	253
Republic of Korea	DUB	1.000%	09/20/2017	0.805%		20,000	196	(157)	353
Republic of Korea	FBF	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Republic of Korea	GST	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	GST	1.000%	12/20/2016	0.638%		25,000	385	(694)	1,079
Republic of Korea	GST	1.000%	06/20/2017	0.755%		8,500	99	(90)	189
Republic of Korea	GST	1.000%	09/20/2017	0.805%		25,000	244	(365)	609
Republic of Korea	HUS	1.000%	09/20/2016	0.600%		31,000	498	(68)	566
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		1,200	14	(2)	16
Republic of Korea	HUS	1.000%	09/20/2017	0.805%		25,000	245	(184)	429
Republic of Korea	JPM	1.000%	12/20/2016	0.638%		35,000	540	(978)	1,518
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		17,700	206	(178)	384
Republic of Korea	JPM	1.000%	09/20/2017	0.805%		10,000	98	(74)	172
Republic of Korea	MYC	1.000%	09/20/2016	0.600%		25,000	402	(243)	645
Republic of Korea	MYC	1.000%	12/20/2016	0.638%		15,000	231	(416)	647
Republic of Korea	MYC	1.000%	09/20/2017	0.805%		75,000	734	(1,106)	1,840
Republic of Korea	UAG	1.000%	09/20/2016	0.600%		20,000	321	(426)	747
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		129,700	1,512	(1,380)	2,892
Republic of Korea	UAG	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Russia Government International Bond	GST	1.000%	03/20/2016	1.076%		25,000	(57)	(619)	562
Russia Government International Bond	HUS	1.000%	09/20/2016	1.205%		25,000	(192)	(1,309)	1,117
Russia Government International Bond	HUS	1.000%	12/20/2016	1.257%		100,000	(1,032)	(6,111)	5,079
Russia Government International Bond	MYC	1.000%	09/20/2016	1.205%		25,000	(193)	(1,321)	1,128
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		5,000	404	17	387
SLM Corp.	CBK	5.000%	09/20/2015	2.273%		10,000	799	819	(20)
SLM Corp.	GST	5.000%	03/20/2016	2.604%		200	16	1	15
South Africa Government International Bond	BRC	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	DUB	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.369%		27,180	(452)	(945)	493
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	2,663,100	(116)	(6,651)	6,535
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		282,000	(41)	(699)	658
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		571,000	(135)	(1,233)	1,098
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.127%	EUR	45,000	181	(219)	400
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.235%		25,000	21	(495)	516
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.127%		104,000	420	(1,467)	1,887
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.127%		25,000	101	(344)	445
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.143%		50,000	194	(526)	720
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.156%		50,000	185	(689)	874

44	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.216%		50,000	87	(951)	1,038
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.235%		50,000	43	(931)	974
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.193%		173,500	459	(2,143)	2,602
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.193%		100,000	265	(1,239)	1,504
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.235%		50,000	42	(1,084)	1,126
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.193%		62,000	164	(752)	916
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%		25,000	43	(429)	472
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.143%		25,000	97	(221)	318
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.156%		50,000	185	(689)	874
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.216%		100,000	174	(1,076)	1,250
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.235%		50,000	43	(1,095)	1,138
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.193%		35,500	94	(408)	502
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		125,000	218	(2,169)	2,387
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.235%		175,700	149	(2,371)	2,520
UBS AG	BPS	0.760%	03/20/2013	0.532%	$	30	0	0	0
UBS AG	JPM	1.000%	06/20/2013	0.527%	EUR	4,000	20	3	17
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	25,000	556	178	378
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.270%		94,500	2,426	1,202	1,224
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.306%		66,000	1,725	819	906
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.337%		30,000	798	369	429
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%		100,000	2,078	569	1,509
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%		50,000	1,307	1,134	173
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		72,200	1,608	559	1,049
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		99,200	2,547	1,307	1,240
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		63,700	1,666	791	875
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.337%		50,000	1,331	410	921
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.176%		67,500	1,403	214	1,189
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		175,000	3,896	1,560	2,336
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		67,500	1,732	908	824
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.306%		38,100	996	659	337
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.337%		46,300	1,232	379	853
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		50,000	1,113	538	575
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		50,000	1,261	1,164	97
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		20,500	527	396	131
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		37,200	773	133	640
United Kingdom Gilt	GST	1.000%	06/20/2015	0.197%		25,000	556	172	384
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		155,000	3,906	2,041	1,865
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		419,100	10,758	7,141	3,617
United Kingdom Gilt	GST	1.000%	12/20/2016	0.364%		90,000	2,436	180	2,256
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		33,700	700	273	427
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		75,000	1,669	526	1,143
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.229%		47,000	1,184	1,090	94
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.176%		30,000	58	(339)	397
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.176%		200,000	4,155	1,757	2,398
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.197%		50,000	1,113	333	780
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		23,100	604	400	204
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.364%		47,500	1,285	47	1,238
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		147,800	3,071	600	2,471
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.197%		50,000	1,113	527	586
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.306%		127,200	3,325	2,201	1,124
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.197%		100,000	2,226	1,202	1,024
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.229%		37,300	940	858	82
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		45,800	1,197	792	405
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.337%		100,000	2,661	489	2,172
Venezuela Government International Bond	BPS	5.000%	09/20/2017	7.708%		10,000	(1,063)	(1,282)	219
Venezuela Government International Bond	BRC	5.000%	09/20/2017	7.708%		15,000	(1,594)	(1,908)	314
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.082%		14,205	100	105	(5)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.082%		10,900	77	97	(20)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.082%		15,000	106	75	31
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.221%		1,500	12	(4)	16
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.204%		20,000	43	12	31

							$206,008	$(347,952)	$553,960

See Accompanying Notes	45

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%)	12/20/2016	EUR 760,200	$11,872	$14,767	$(2,895)
iTraxx Europe 16 Index	BRC	(1.000%)	12/20/2016	5,700	89	146	(57)
iTraxx Europe 16 Index	CBK	(1.000%)	12/20/2016	493,200	7,702	9,543	(1,841)
iTraxx Europe 16 Index	DUB	(1.000%)	12/20/2016	963,200	15,042	19,151	(4,109)
iTraxx Europe 16 Index	FBF	(1.000%)	12/20/2016	147,900	2,310	2,649	(339)
iTraxx Europe 16 Index	GST	(1.000%)	12/20/2016	89,700	1,401	1,819	(418)
iTraxx Europe 16 Index	JPM	(1.000%)	12/20/2016	697,200	10,889	12,562	(1,673)
iTraxx Europe 16 Index	MYC	(1.000%)	12/20/2016	171,900	2,685	4,499	(1,814)
iTraxx Europe 17 Index	DUB	(1.000%)	06/20/2017	50,000	945	2,401	(1,456)
iTraxx Europe 17 Index	JPM	(1.000%)	06/20/2017	600,000	11,348	23,906	(12,558)

					$64,283	$91,443	$(27,160)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$5,605	$8,835	$(3,230)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	99,900	7,446	11,676	(4,230)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,812	2,892	(1,080)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,863	2,900	(1,037)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,863	2,837	(974)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,863	2,962	(1,099)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	3,727	4,975	(1,248)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	711,200	62,446	88,665	(26,219)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015	20,000	1,756	2,290	(534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	46,229	66,005	(19,776)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	2,845	4,200	(1,355)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	4,452	6,337	(1,885)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	974,800	85,591	120,971	(35,380)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	5,980	7,866	(1,886)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	13,452	16,939	(3,487)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	900	90	108	(18)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	34,400	3,433	4,214	(781)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	93,200	9,302	11,400	(2,098)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	45,000	4,491	5,999	(1,508)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	28,200	2,814	3,863	(1,049)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	8,900	888	1,179	(291)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	67,900	6,776	9,409	(2,633)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	123	0	123
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	89	0	89
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012	30,000	61	0	61
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012	33,800	79	0	79
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	102,700	245	0	245
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	275	0	275
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	167	0	167
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	140	0	140
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	24	0	24
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	49	0	49
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	316	0	316
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	471	0	471
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012	14,082	24	0	24
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	21,894	38	0	38
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012	385,799	684	0	684
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012	183,255	354	0	354
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017	241,125	3,169	0	3,169
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	942	0	942
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,920	0	1,920
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	130,979	2,023	0	2,023
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	800	0	800
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	508	0	508
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	163,579	544	0	544
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	390	(15)	(16)	1
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049	17,655	(662)	(728)	66
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049	5,000	(188)	(219)	31
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	34,000	(2,027)	(2,012)	(15)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	158,853	(9,473)	(9,430)	(43)
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	40,500	(2,415)	(2,455)	40
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	33,350	(1,989)	(2,021)	32

46	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	36,900	(2,200)	(2,214)	14
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049	11,850	(707)	(726)	19
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	28,000	(1,755)	(1,864)	109
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051	14,300	(896)	(983)	87
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	51,000	(3,195)	(3,300)	105
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	20,000	(1,253)	(1,425)	172
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	24,100	(1,509)	(1,638)	129
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051	4,200	(264)	(284)	20
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	25,000	(1,567)	(1,219)	(348)
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051	6,100	(324)	(370)	46
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051	10,100	(536)	(619)	83
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(308)	(4,866)	4,558
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(220)	(1,092)	872
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(196)	(980)	784
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(196)	(972)	776
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(172)	(866)	694
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,231)	(1,424)	193
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,231)	(1,424)	193
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(302)	(214)	(88)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	50,000	(1,139)	(1,148)	9
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	25,000	(570)	(554)	(16)
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022	25,000	(1,545)	(1,521)	(24)

					$ 249,701	$339,938	$(90,237)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered			Market Value		Premiums (Received)		Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	261,700	$	(1,726)	$	(13,113)	$	11,387
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		52,340		(345)		(2,622)		2,277

								$	(2,071)	$	(15,735)	$	13,664

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$	2,303	$832	$1,471
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200		4,351	530	3,821
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700		2,811	852	1,959

See Accompanying Notes	47

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC	500,000		(419)	52	(471)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	1,020,000		915	(210)	1,125
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC	8,268,300		7,415	(3,992)	11,407
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM	2,009,300		1,802	(1,025)	2,827
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS	3,033,000		2,720	(1,781)	4,501
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC	3,355,000		3,009	(1,687)	4,696
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG	175,000		157	(31)	188
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC	770,500		2,734	179	2,555
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC	800,000		4,158	555	3,603
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC	400,000		2,079	298	1,781
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM	331,000		(664)	(122)	(542)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG	350,000		(702)	(157)	(545)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC	156,000		(77)	64	(141)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC	466,000		472	(240)	712
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC	1,098,000		1,113	(416)	1,529

						$	34,177	$(6,299)	$40,476

(o)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$3,725,700	$18,442	$(104)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	7,724,000	27,069	(2,119)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	3,745,900	21,371	(11)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014	10,000,000	59,890	(5,910)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	4,179,200	15,776	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,370,400	6,167	(10)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	2,627,000	18,541	(831)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	9,529,900	26,452	(71)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	4,628,000	35,685	(1,464)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,700,000	3,060	(6,892)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	1,700,000	1,551	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,748,800	3,498	(4,217)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	1,748,800	8,831	(4,310)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	1,000,000	23,000	(7,738)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	474,900	1,484	(1,925)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	474,900	1,484	(175)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	2,000,000	4,098	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	1,000,000	23,050	(7,738)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	551,400	1,792	(2,235)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	551,400	1,792	(203)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012	635,000	2,230	(3,992)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012	635,000	2,230	(77)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	1,327,000	12,466	(298)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	709,100	957	(2,875)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	2,709,100	4,685	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	530,800	4,936	(13,481)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	530,800	10,244	(711)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,661,800	5,164	(6,737)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	1,661,800	5,164	(611)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,681,400	2,716	(4,054)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,681,400	4,656	(2,251)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	448,900	1,386	(1,820)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	448,900	1,386	(165)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012	1,335,300	4,607	(8,394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012	1,335,300	4,607	(161)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	4,275,200	23,240	(10,538)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	779,600	7,289	(19,801)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	779,600	15,124	(1,044)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	12,558,500	17,678	(50,911)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	1,278,500	3,995	(470)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	7,280,000	11,221	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	1,388,500	7,047	(3,422)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	2,829,000	20,987	(3,646)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,702,700	3,068	(6,903)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	2,700	8	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	1,700,000	1,573	0

48	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	308,600	1,361	(1,245)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		308,600	1,932	(1,984)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		445,900	1,738	(1,799)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		445,900	3,107	(2,867)
Call - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		240,000	815	(968)
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		240,000	2,280	(1,543)
Call - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		120,000	423	(484)
Put - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		120,000	1,128	(772)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		$875,900	788	(2,492)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		875,900	3,591	(3)
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		1,152,400	1,844	(3,781)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		1,152,400	2,708	(1,135)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		579,800	522	(1,649)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		579,800	2,406	(2)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,420,800	2,611	(4,041)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,420,800	2,611	(4)
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,321,900	2,313	(3,760)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,321,900	3,834	(4)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(945)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(186)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(76)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(756)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(5,845)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(1,325)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$595,080	$(233,721)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(2,484)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(6,124)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(733)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(1,330)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,108)

						$ 67,873	$(11,779)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium

Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490
Sales	73,578	104,832,100		2,229,000	320,135
Closing Buys	(73,578)	(120,642,200)		0	(985,774)
Expirations	0	0		0	0
Exercised	0	(31,246,000)		0	(76,898)

Balance at 09/30/2012	0	$136,708,000	EUR	2,310,000	$662,953

(p)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,993	$68,899	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	109,216	109,759	0.04%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	883	1,002	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	886	894	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	145	118	0.00%
Goldman Sachs Group, Inc.	0.860%	08/12/2015	12/01/2009	71,288	60,045	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	250	3,774	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
Royal Bank of Scotland Group PLC	2.014%	03/30/2015	01/06/2011 -07/05/2011	31,903	30,158	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,284	9,699	0.00%

				$281,928	$284,454	0.10%

See Accompanying Notes	49

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

(q)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	11/01/2042	$189,000	$197,180	$(199,011)
Fannie Mae	5.000%	10/01/2042	908,000	988,130	(990,146)
Fannie Mae	5.000%	11/01/2042	2,313,500	2,523,190	(2,521,716)
Fannie Mae	6.000%	10/01/2042	407,900	450,162	(450,602)
Fannie Mae	6.000%	11/01/2042	19,000	20,995	(20,989)
Ginnie Mae	6.000%	10/01/2042	1,900	2,138	(2,147)

				$4,181,795	$(4,184,611)

(r)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month		Currency to be Delivered			Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	2,160,259	$		1,046,789	CBK	$0	$(18,821)	$(18,821)
10/2012		2,488,051			1,217,604	DUB	0	(9,700)	(9,700)
10/2012		3,957,122			1,927,715	JPM	0	(24,251)	(24,251)
10/2012		1,918,067			929,781	MSC	0	(16,361)	(16,361)
10/2012		1,252,704			610,962	UAG	0	(6,971)	(6,971)
10/2012	CAD	294			300	JPM	1	0	1
10/2012	EUR	100,000			121,243	BOA	0	(7,298)	(7,298)
10/2012		650,231			829,369	BPS	5,138	(11,385)	(6,247)
10/2012		1,067,699			1,343,703	BRC	0	(28,343)	(28,343)
10/2012		859,005			1,094,724	CBK	6,198	(15,338)	(9,140)
10/2012		791,708			965,052	DUB	0	(52,461)	(52,461)
10/2012		761,260			934,405	FBF	0	(43,977)	(43,977)
10/2012		1,041,633			1,314,531	HUS	0	(24,019)	(24,019)
10/2012		909,827			1,158,970	JPM	3,174	(13,377)	(10,203)
10/2012		1,267,919			1,649,350	RYL	20,219	(208)	20,011
10/2012		1,815,736			2,307,461	UAG	787	(26,638)	(25,851)
10/2012	GBP	674,974			1,068,535	BRC	0	(21,413)	(21,413)
10/2012		4,502			7,317	CBK	47	0	47
10/2012		388,959			613,816	DUB	0	(14,275)	(14,275)
10/2012		477,726			754,755	FBF	0	(16,676)	(16,676)
10/2012		13,427			21,743	JPM	61	0	61
10/2012		157,354			255,212	UAG	1,117	0	1,117
10/2012	JPY	62,410,000			799,058	BOA	0	(838)	(838)
10/2012		95,911,000			1,228,249	CBK	0	(1,018)	(1,018)
10/2012		146,012,000			1,861,577	FBF	0	(9,730)	(9,730)
10/2012		20,000,000			253,078	JPM	0	(3,216)	(3,216)
10/2012		65,029,976			830,889	RYL	2	(2,575)	(2,573)
10/2012		255,917,000			3,245,458	UAG	34	(34,224)	(34,190)
10/2012	MXN	2,851,261			206,007	CBK	0	(15,155)	(15,155)
10/2012		3,212,036			237,359	HUS	0	(12,070)	(12,070)
10/2012		2,783,183			200,994	JPM	0	(14,932)	(14,932)
10/2012	$	681,962		BRL	1,375,857	BRC	627	(3,908)	(3,281)
10/2012		245,761			500,000	DUB	879	0	879
10/2012		782,853			1,598,811	HUS	5,807	0	5,807
10/2012		784,645			1,594,398	JPM	1,839	0	1,839
10/2012		1,139,554			2,313,721	MSC	3,219	(1,462)	1,757
10/2012		2,160,806			4,393,415	UAG	6,374	0	6,374
10/2012		3,098,927		EUR	2,411,616	BOA	120	0	120
10/2012		3,053,639			2,372,680	BPS	0	(4,627)	(4,627)
10/2012		3,729,867			2,888,371	CBK	10,620	(28,713)	(18,093)
10/2012		2,479			2,016	DUB	112	0	112
10/2012		93,593			72,586	HUS	179	(484)	(305)
10/2012		45,593			35,327	JPM	0	(196)	(196)
10/2012		396			325	RBC	22	0	22
10/2012		8,950			7,299	RYL	431	0	431
10/2012		1,891,347		GBP	1,165,929	BOA	0	(8,605)	(8,605)
10/2012		3,091			1,903	BRC	0	(18)	(18)
10/2012		887,075			548,599	CBK	0	(1,199)	(1,199)
10/2012		267			167	JPM	2	0	2
10/2012		558			346	RYL	0	0	0
10/2012	ZAR	8,795		$	1,060	BRC	7	0	7
10/2012		308,722			37,178	DUB	208	0	208
10/2012		34,302			4,136	HUS	28	0	28
11/2012	AUD	1,952			2,032	JPM	12	0	12
11/2012		343,462			357,716	WST	2,354	0	2,354
11/2012	CHF	136,575			141,987	WST	0	(3,359)	(3,359)

50	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

11/2012	EUR	2,411,616		3,099,939	BOA	0	(48)	(48)
11/2012		2,800,815		3,604,958	BPS	4,679	0	4,679
11/2012		12,146		15,621	BRC	8	0	8
11/2012		2,685,371		3,480,569	CBK	28,687	0	28,687
11/2012		5,340		6,868	GLM	3	0	3
11/2012		181,742		227,615	JPM	509	(6,551)	(6,042)
11/2012		250,000		307,400	RBC	0	(14,024)	(14,024)
11/2012		12,996		16,839	UAG	134	0	134
11/2012	GBP	1,165,929		1,891,137	BOA	8,570	0	8,570
11/2012		548,599		886,988	CBK	1,194	(1)	1,193
11/2012		19,165		31,116	JPM	172	0	172
11/2012		17,919		28,930	RYL	12	(15)	(3)
11/2012		3,589		5,822	UAG	27	0	27
11/2012	HKD	405,243		52,270	JPM	8	0	8
11/2012	JPY	16,000,000		204,030	BRC	0	(1,050)	(1,050)
11/2012		63,100,000		807,451	FBF	0	(1,334)	(1,334)
11/2012	MXN	2,074,078		155,473	CBK	0	(4,773)	(4,773)
11/2012		842,114		62,594	MSC	0	(2,499)	(2,499)
11/2012	$	2,809	AUD	2,694	CBK	0	(22)	(22)
11/2012		926	CHF	890	UAG	21	0	21
11/2012		61,657	EUR	50,000	BOA	2,624	0	2,624
11/2012		633	HKD	4,905	JPM	0	0	0
11/2012		35,303	SEK	235,619	BPS	514	0	514
12/2012	BRL	1,204,284	$	592,572	BRC	3,007	0	3,007
12/2012		500,000		243,593	DUB	0	(1,185)	(1,185)
12/2012		1,259,822		611,060	HUS	0	(5,694)	(5,694)
12/2012		1,594,398		777,338	JPM	0	(3,209)	(3,209)
12/2012		2,155,261		1,052,155	MSC	260	(3,226)	(2,966)
12/2012		3,460,967		1,687,818	UAG	0	(6,520)	(6,520)
12/2012	CAD	2,724,642		2,787,329	BPS	20,796	0	20,796
12/2012		1,053,445		1,087,624	CBK	17,982	0	17,982
12/2012		4,916,305		5,035,180	DUB	43,288	0	43,288
12/2012		713,377		732,360	HUS	8,015	0	8,015
12/2012	EUR	50,000		61,700	BOA	0	(2,617)	(2,617)
12/2012		203,000		250,481	CBK	0	(10,595)	(10,595)
12/2012	JPY	21,778,681		277,812	BRC	0	(1,428)	(1,428)
12/2012		78,369,066		993,032	FBF	0	(11,794)	(11,794)
12/2012		19,921,068		254,390	RBC	0	(1,033)	(1,033)
12/2012	MXN	42,940		3,230	BRC	0	(86)	(86)
12/2012		4,032,009		305,524	CBK	920	(6,355)	(5,435)
12/2012		7,947,235		597,385	DUB	0	(16,254)	(16,254)
12/2012		2,715,544		207,482	FBF	0	(1,888)	(1,888)
12/2012		6,618,763		493,060	HUS	0	(17,937)	(17,937)
12/2012		5,344,904		401,633	JPM	444	(11,191)	(10,747)
12/2012		19,924,359		1,487,973	MSC	0	(50,029)	(50,029)
12/2012		12,882,019		959,775	UAG	0	(34,371)	(34,371)
12/2012	$	67,900	BRL	139,047	HUS	171	0	171
12/2012		400		817	JPM	0	0	0
12/2012		71,500		146,262	MSC	135	(31)	104
12/2012		293,800		601,389	UAG	631	(18)	613
12/2012		21,444	CAD	20,963	BRC	0	(159)	(159)
12/2012		113,522		111,085	CBK	0	(729)	(729)
12/2012		299		294	JPM	0	(1)	(1)
12/2012		44,662		43,419	RYL	0	(576)	(576)
12/2012		605	JPY	47,555	BPS	5	0	5
12/2012		252,734		19,763,771	DUB	671	0	671
12/2012		38,632		2,989,996	RYL	0	(295)	(295)
12/2012		50,000	MXN	663,588	BRC	1,238	0	1,238
12/2012		49,900		656,144	GLM	789	(25)	764
12/2012		29,611		398,119	HUS	1,129	0	1,129
12/2012		210,960		2,796,933	MSC	5,007	(5)	5,002
12/2012		231,818		3,054,936	UAG	4,312	(246)	4,066
01/2013	EUR	147,150	$	182,400	DUB	0	(6,948)	(6,948)
01/2013		37,500		46,047	JPM	0	(2,207)	(2,207)
01/2013		220,000		270,176	RBC	0	(12,912)	(12,912)
01/2013		277,100		344,648	UAG	0	(11,915)	(11,915)
01/2013	MXN	842,679		64,055	CBK	0	(773)	(773)
02/2013	CNY	172,487		27,331	BRC	192	0	192
02/2013		314,121		49,900	FBF	477	0	477
02/2013		814,027		128,900	UAG	823	0	823
02/2013	EUR	255,400		327,175	BPS	0	(1,565)	(1,565)
02/2013		57,100		70,073	DUB	0	(3,403)	(3,403)
02/2013		207,800		254,595	UAG	0	(12,837)	(12,837)
02/2013	$	26,863	CNY	170,562	CBK	0	(27)	(27)
02/2013		90,900		573,579	GST	0	(654)	(654)

See Accompanying Notes	51

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

02/2013		23,804		150,000	JPM	0	(203)	(203)
02/2013		64,400		406,493	UAG	0	(443)	(443)
06/2013	EUR	111,459	$	146,719	BPS	3,076	0	3,076
08/2013	CNY	61,799		9,781	HUS	122	0	122
08/2013	EUR	224,400		283,243	BPS	0	(6,122)	(6,122)
08/2013	$	9,915	CNY	61,799	GST	0	(255)	(255)
09/2013	EUR	657,900	$	826,586	BOA	0	(21,974)	(21,974)
09/2013		1,976,200		2,563,527	BRC	14,377	0	14,377
09/2013		794,965		1,015,816	UAG	3,975	(13,559)	(9,584)
11/2013		225,500		283,882	BOA	0	(7,149)	(7,149)
11/2013		324,100		408,172	BRC	0	(10,113)	(10,113)
11/2013		17,711		22,887	FBF	29	0	29
01/2014		21,800		27,520	BPS	0	(642)	(642)
04/2014	CNY	75,000		11,818	HUS	229	0	229
04/2014		209,365		33,002	UAG	648	0	648
04/2014	EUR	90,600		114,463	BPS	0	(2,655)	(2,655)
04/2014		70,800		89,728	CBK	0	(1,794)	(1,794)
04/2014	$	10,899	CNY	66,994	JPM	0	(546)	(546)
04/2014		35,423		217,371	RYL	0	(1,832)	(1,832)
05/2014	EUR	51,900	$	65,627	BPS	0	(1,506)	(1,506)
05/2014		200,000		253,695	CBK	0	(5,007)	(5,007)
06/2014		129,600		163,883	BPS	0	(3,762)	(3,762)
06/2014		106,300		134,788	FBF	0	(2,716)	(2,716)
07/2014		85,700		108,411	BPS	0	(2,482)	(2,482)
08/2014		61,300		77,581	BPS	0	(1,765)	(1,765)

						$249,528	$(853,421)	$(603,893)

(s)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,527,697	$70,643	$1,598,340
Corporate Bonds & Notes
Banking & Finance	19,243	48,241,454	213,927	48,474,624
Industrials	0	7,401,234	112,138	7,513,372
Utilities	0	3,980,858	77	3,980,935
Convertible Bonds & Notes
Industrials	0	13,151	0	13,151
Municipal Bonds & Notes
Alabama	0	121,515	0	121,515
Arizona	0	12,879	0	12,879
Arkansas	0	1,373	0	1,373
California	0	5,194,311	0	5,194,311
Colorado	0	87,198	0	87,198
Connecticut	0	11,046	0	11,046
District of Columbia	0	122,071	0	122,071
Florida	0	104,023	0	104,023
Georgia	0	163,464	0	163,464
Illinois	0	913,658	0	913,658
Indiana	0	76,106	0	76,106
Iowa	0	84,055	0	84,055
Kansas	0	29,456	0	29,456
Louisiana	0	113,732	0	113,732
Massachusetts	0	146,277	0	146,277
Michigan	0	64,562	0	64,562
Mississippi	0	12,147	0	12,147
Missouri	0	1,181	0	1,181
Nebraska	0	56,101	0	56,101
Nevada	0	489,153	0	489,153
New Jersey	0	468,180	0	468,180
New Mexico	0	9,640	0	9,640
New York	0	3,043,928	0	3,043,928
North Carolina	0	58,451	0	58,451
Ohio	0	899,054	63,439	962,493
Oregon	0	37,928	0	37,928
Pennsylvania	0	200,225	0	200,225
Puerto Rico	0	15,112	0	15,112
Rhode Island	0	189	0	189

52	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

South Carolina	0	68,463	0	68,463
Tennessee	0	23,629	0	23,629
Texas	0	618,602	0	618,602
Utah	0	2,364	0	2,364
Virginia	0	48,153	0	48,153
Washington	0	339,535	0	339,535
West Virginia	0	124,885	0	124,885
Wisconsin	0	128,611	0	128,611
U.S. Government Agencies	697,453	132,054,167	69,017	132,820,637
U.S. Treasury Obligations	0	48,286,753	0	48,286,753
Mortgage-Backed Securities	1,407	17,991,315	461,998	18,454,720
Asset-Backed Securities	0	5,292,851	448,182	5,741,033
Sovereign Issues	0	31,563,150	0	31,563,150
Convertible Preferred Securities
Banking & Finance	179,408	0	0	179,408
Industrials	0	0	0	0
Utilities	11,460	0	0	11,460
Preferred Securities
Banking & Finance	174,361	2,289	0	176,650
Industrials	11,220	0	0	11,220
Short-Term Instruments
Certificates of Deposit	0	1,652,848	0	1,652,848
Commercial Paper	957,815	962,540	0	1,920,355
Repurchase Agreements	0	156,573	0	156,573
Short-Term Notes	0	96,029	0	96,029
Italy Treasury Bills	0	3,425,381	0	3,425,381
Japan Treasury Bills	0	9,281,609	0	9,281,609
Mexico Treasury Bills	0	3,131,986	0	3,131,986
Spain Treasury Bills	0	589,027	0	589,027
U.S. Treasury Bills	0	33,950	0	33,950
PIMCO Short-Term Floating NAV Portfolios	9,917,824	0	0	9,917,824

	$11,970,191	$329,576,119	$1,439,421	$342,985,731
Short Sales, at value	$0	$(4,184,611)	$0	$(4,184,611)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	585,018	0	585,018
Foreign Exchange Contracts	0	263,192	0	263,192
Interest Rate Contracts	160,205	101,375	0	261,580

	$160,205	$949,585	$0	$1,109,790
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(259,584)	0	(259,584)
Foreign Exchange Contracts	0	(853,421)	0	(853,421)
Interest Rate Contracts	(6,788)	(1,044,431)	(11,779)	(1,062,998)

	$(6,788)	$(2,157,436)	$(11,779)	$(2,176,003)

Totals	$12,123,608	$324,183,657	$1,427,642	$337,734,907

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Bank Loan Obligations	$0	$70,706	$0	$332	$0	$(395)	$0	$0	$70,643	$(395)
Corporate Bonds & Notes
Banking & Finance	378,412	10,416	(1,025)	(130)	(22)	10,532	0	(184,256)	213,927	10,450
Industrials	138,021	0	(5,807)	(155)	(16)	1,228	0	(21,133)	112,138	1,281
Utilities	95	0	(14)	0	0	(4)	0	0	77	(4)

See Accompanying Notes	53

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Municipal Bonds & Notes
Ohio	70,608	0	(8,400)	166	537	528	0	0	63,439	429
U.S. Government Agencies	3,122,410	(3,006,749)	(7,270)	(15)	6	1,756	8,182	(49,303)	69,017	421
Mortgage-Backed Securities	331,336	78	(22,306)	1,074	2,238	7,625	154,444	(12,491)	461,998	6,900
Asset-Backed Securities	408,069	132,552	(44,733)	990	(1,292)	2,683	3	(50,090)	448,182	1,765
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,792,997)	$(89,555)	$2,262	$1,451	$21,594	$162,629	$(317,273)	$1,439,421	$18,488
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$1,771	$0	$0	$(11,779)	$1,771

Totals	$4,437,760	$(2,792,997)	$(89,555)	$2,262	$1,451	$23,365	$162,629	$(317,273)	$1,427,642	$20,259

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$70,643	Benchmark Pricing	Base Price	89.00
Corporate Bonds & Notes
Banking & Finance	91,458	Benchmark Pricing	Base Price	23.52 - 117.15
	122,469	Third Party Vendor	Broker Quote	96.60 - 110.17
Industrials	10,279	Benchmark Pricing	Base Price	101.00 - 106.04
	768	Indicative Market Quotations	Broker Quote	55.00
	101,091	Third Party Vendor	Broker Quote	101.00 - 115.50
Utilities	77	Third Party Vendor	Broker Quote	91.00
Municipal Bonds & Notes Ohio	63,439	Benchmark Pricing	Base Price	93.29
U.S. Government Agencies	50,806	Benchmark Pricing	Base Price	96.39 - 119.31
	1,983	Other Valuation Techniques	—	—
	16,228	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	110,802	Benchmark Pricing	Base Price	8.47 - 112.32
	351,196	Third Party Vendor	Broker Quote	59.00 - 102.07
Asset-Backed Securities	407,718	Benchmark Pricing	Base Price	66.99 - 100.50

	40,464	Third Party Vendor	Broker Quote	100.25
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11,779)	Indicative Market Quotations	Broker Quote	0.14 - 0.23

Total	$1,427,642

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(t)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$2,867	$0	$0	$46,386	$49,253
Unrealized appreciation on foreign currency contracts	0	0	0	249,528	0	249,528
Unrealized appreciation on OTC swap agreements	0	585,017	0	13,664	42,175	640,856

	$0	$587,884	$0	$263,192	$88,561	$939,637

54	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$245,500	$245,500
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1,254	1,254
Unrealized depreciation on foreign currency contracts	0	0	0	853,421	0	853,421
Unrealized depreciation on OTC swap agreements	0	161,597	0	0	1,699	163,296

	$0	$161,597	$0	$853,421	$248,453	$1,263,471

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$672,293	$672,293
Net realized gain on written options	0	0	0	0	985,766	985,766
Net realized gain (loss) on swaps	0	97,789	0	(812)	434,351	531,328
Net realized gain on foreign currency transactions	0	0	0	915,855	0	915,855

	$0	$97,789	$0	$915,043	$2,092,410	$3,105,242

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$431,462	$431,462
Net change in unrealized (depreciation) on written options	0	0	0	0	(418,710)	(418,710)
Net change in unrealized appreciation (depreciation) on swaps	0	154,675	0	(4,159)	(1,536,746)	(1,386,230)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(852,744)	0	(852,744)

	$0	$154,675	$0	$(856,903)	$(1,523,994)	$(2,226,222)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $153,417 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(847,797) as reported in the Notes to Schedule of Investments.

(u)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BOA	$(33,618)	$41,468	$7,850
BPS	1,186	4,024	5,210
BRC	33,148	(22,920)	10,228
CBK	(22,717)	24,527	1,810
DUB	39,344	(45,020)	(5,676)
FBF	(101,707)	116,722	15,015
GLM	(24,225)	24,546	321
GST	34,966	(39,730)	(4,764)
HUS	53,435	(52,680)	755
JPM	(28,669)	26,482	(2,187)
MSC	(64,992)	64,299	(693)
MYC	(3,125)	(720)	(3,845)
RBC	(27,947)	29,898	1,951
RYL	(46,097)	48,221	2,124
SOG	3,000	(3,190)	(190)
UAG	(122,234)	142,802	20,568
WST	(1,005)	0	(1,005)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	55

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 5, 2012

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 4, 2012